UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2022

Date of reporting period:	October 31, 2022

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Funds
Annual Report
October 31, 2022
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Table of Contents
Economic & Financial Market Review 1
Important Fund Information 2
California Municipal Fund (unaudited) 3
Core Fixed Income Fund (unaudited) 4
Core Plus Bond Fund (unaudited) 5
Diversified Income Fund (unaudited) 6
Diversified International Fund (unaudited) 7
Equity Income Fund (unaudited) 8
Finisterre Emerging Markets Total Return Bond Fund (unaudited) 9
Global Emerging Markets Fund (unaudited) 10
Global Real Estate Securities Fund (unaudited) 11
Government & High Quality Bond Fund (unaudited) 12
High Income Fund (unaudited) 13
High Yield Fund (unaudited) 14
Inflation Protection Fund (unaudited) 15
International Fund I (unaudited) 16
LargeCap Growth Fund I (unaudited) 17
LargeCap S&P 500 Index Fund (unaudited) 18
LargeCap Value Fund III (unaudited) 19
MidCap Fund (unaudited) 20
MidCap Growth Fund (unaudited) 21
MidCap Growth Fund III (unaudited) 22
MidCap S&P 400 Index Fund (unaudited) 23
MidCap Value Fund I (unaudited) 24
Overseas Fund (unaudited) 25
Principal Capital Appreciation Fund (unaudited) 26
Principal LifeTime 2010 Fund (unaudited) 27
Principal LifeTime 2015 Fund (unaudited) 28
Principal LifeTime 2020 Fund (unaudited) 29
Principal LifeTime 2025 Fund (unaudited) 30
Principal LifeTime 2030 Fund (unaudited) 31
Principal LifeTime 2035 Fund (unaudited) 32
Principal LifeTime 2040 Fund (unaudited) 33
Principal LifeTime 2045 Fund (unaudited) 34
Principal LifeTime 2050 Fund (unaudited) 35
Principal LifeTime 2055 Fund (unaudited) 36
Principal LifeTime 2060 Fund (unaudited) 37
Principal LifeTime 2065 Fund (unaudited) 38
Principal LifeTime Hybrid 2015 Fund (unaudited) 39
Principal LifeTime Hybrid 2020 Fund (unaudited) 40
Principal LifeTime Hybrid 2025 Fund (unaudited) 41
Principal LifeTime Hybrid 2030 Fund (unaudited) 42
Principal LifeTime Hybrid 2035 Fund (unaudited) 43
Principal LifeTime Hybrid 2040 Fund (unaudited) 44
Principal LifeTime Hybrid 2045 Fund (unaudited) 45

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Principal LifeTime Hybrid 2050 Fund (unaudited) 46
Principal LifeTime Hybrid 2055 Fund (unaudited) 47
Principal LifeTime Hybrid 2060 Fund (unaudited) 48
Principal LifeTime Hybrid 2065 Fund (unaudited) 49
Principal LifeTime Hybrid Income Fund (unaudited) 50
Principal LifeTime Strategic Income Fund (unaudited) 51
Real Estate Securities Fund (unaudited) 52
SAM Balanced Portfolio (unaudited) 53
SAM Conservative Balanced Portfolio (unaudited) 54
SAM Conservative Growth Portfolio (unaudited) 55
SAM Flexible Income Fund (unaudited) 56
SAM Strategic Growth Portfolio (unaudited) 57
Short-Term Income Fund (unaudited) 58
SmallCap Fund (unaudited) 59
SmallCap Growth Fund I (unaudited) 60
SmallCap S&P 600 Index Fund (unaudited) 61
SmallCap Value Fund II (unaudited) 62
Tax-Exempt Bond Fund (unaudited) 63
Financial Statements 64
Notes to Financial Statements 185
Schedules of Investments 229
Financial Highlights (includes performance information) 486
Report of Independent Registered Public Accounting Firm 646
Shareholder Expense Example 648
Supplemental Information 658

Economic & Financial Market Review
Global economic growth slowed gradually, but remained resilient. Inflation appears to have peaked as the key driver, oil prices, have been falling lately. However, core Consumer Price Index (CPI) remained persistently high, and accelerated hawkish monetary policy continued
to weigh on the global economy. United States (U.S.) real Gross Domestic Product (GDP) grew an average quarter-over-quarter annualized rate of 1.9% in the four quarters ending 3Q 2022. Global manufacturing Purchasing Manager’ Index (PMI) was, on average, above 50 in the last twelve months (a number above 50 indicates manufacturing activity is expanding and a number below 50 indicates contraction), but the latest reading as of October 2022 has dipped below 50 to 49.4, 6.3 lower than October 2021. Within developed markets, Europe slowed more than the U.S. and Japan. China was challenged by a resurgence of COVID-19 cases and a weakening housing market, and stimulative central bank policies were more constrained than expected.
Geopolitical disruptions and continued supply constraints drove inflation up in the last twelve months. Global inflation increased from 4.2%
in October 2021 to 7.5% in September 2022. High inflation and particularly sticky core CPI led some global central banks to adopt aggressive tightening paths. Global policy rates rose by 184 basis points (bps) in the last twelve months. The United States Federal Reserve (Fed) hiked interest rates five times with a total 300 bps increase— with markets pricing in a peak Fed rate above 5%. Hawkish monetary policies have caused global financial conditions to tighten sharply since the beginning of the year.
Global earnings growth slowed, but remained positive in the last twelve months ending October 2022. Compared to the same time last year, MSCI All Country World Index (ACWI) trailing twelve months earnings per share (TTM EPS) grew by 10%. MSCI World TTM EPS increased by 11%, much higher than MSCI EM’s 1%. Within developed markets, MSCI Europe earnings grew at a faster pace than the U.S.
Within the U.S., mid cap and small cap stocks delivered much higher earnings growth (25% and 22%) than large cap (15%), and value stocks beat growth stocks (16% vs 11%). Large tech, represented by NASDAQ 100 Index, delivered 7% earnings growth.
Global equities slightly outperformed global fixed income in the last twelve months, but both delivered deep losses. In USD terms, MSCI
ACWI recorded -20% loss year-over-year, while the Bloomberg Global Aggregate Corporate Index ended -22% lower. Within equities, developed markets outperformed emerging markets by 13%, and the U.S. outperformed developed markets ex-U.S. by 5%. Among major markets, China was the worst performer with a -48% loss, bringing MSCI EM down -31%. Within the U.S., value was the largest outperformer. The Bloomberg U.S. Treasury Index delivered a -14% loss as U.S. 10-year treasury yields rose from 1.55% to 4.05%. Global high yield bonds outperformed investment corporate bonds and global treasury bonds by 4% and 5% respectively. DXY Index, a proxy for
USD strength, increased by 18%. Commodity prices, represented by the S&P GSCI Total Return Index, increased by 25%, and Nymex crude oil rose slightly from $83.6 to $86.5 USD/barrel.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of October 31, 2022.
Index descriptions:
MSCI All Country World Index (ACWI) Index includes large and mid cap stocks across developed and emerging market countries.
MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries.
MSCI Europe Index captures large and mid cap representation across 15 Developed Markets (DM) countries in Europe.
MSCI Emerging Markets Index consists of large and mid cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each country in each of the 24 countries.
Nasdaq 100 Index is a basket of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty- four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg U.S. Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners' currencies.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 1.50%
for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond Fund, and Short-Term Income
Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund, Principal LifeTime 2010
Fund, Principal LifeTime 2020 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond
Fund, and 5.50% for Diversified International Fund, Equity Income Fund, Global Emerging Markets Fund, Global Real Estate Securities
Fund, LargeCap Growth Fund I, MidCap Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime 2030 Fund,
Principal LifeTime 2040 Fund, Principal Lifetime 2050 Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Strategic Growth Portfolio, and SmallCap Fund; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R Shares do not have a sales charge. See the prospectus for details.
Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
For the twelve-month period, yields on the Bloomberg California Municipal Index increased significantly resulting in losses in the broad municipal bond market. Principal’s California Municipal Bond fund underperformed its benchmark. Duration was a positive contributor, sector allocation and security selection were negative detractors. During the fiscal year ending October 31, 2022, the top sector contributors were recreation, tobacco, and special tax while the top individual security contributors were San Diego Regional Airport, Waste Management,
California multi-family housing.
The top sector detractors for the fiscal year included State, public services, and multi-family housing while the top individual security detractors were LAX airport, Riverside, Poway California Unified School District.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -13.86% -0.05% 1.97% 7/25/89 –
Including Sales Charge -17.10% -0.81% 1.58%
Class C Shares Excluding Sales Charge -14.55% -0.86% 1.24% 3/1/02 –
Including Sales Charge -15.39% -0.86% 1.24%
Institutional Shares -13.65% 0.19% 2.15% 2/27/15 7/25/89
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Fixed Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg
U.S. Aggregate Bond Index.
Top contributors to performance were sector overweight to electric utilities, REITS, energy and transportation. An underweight to treasurys also contributed.
Issue selection in banking, consumer non-cyclical, communications and MBS pass-through all detracted. Out of benchmark allocation to cash detracted.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -15.89% -0.60% 0.92% 12/15/75 –
Including Sales Charge -17.79% -1.05% 0.69%
Class C Shares Excluding Sales Charge -16.63% -1.44% 0.28% 3/1/02 –
Including Sales Charge -17.45% -1.44% 0.28%
Class J Shares Excluding Sales Charge -15.74% -0.49% 1.00% 9/30/09 –
Including Sales Charge -16.57% -0.49% 1.00%
Institutional Shares -15.60% -0.33% 1.25% 3/23/98 –
R-1 Shares -16.27% -1.09% 0.43% 3/1/10 –
R-3 Shares -15.97% -0.79% 0.75% 3/1/10 –
R-4 Shares -15.83% -0.60% 0.93% 3/1/10 –
R-5 Shares -15.76% -0.50% 1.04% 3/1/10 –
R-6 Shares -15.54% -0.22% 1.22% 11/25/14 12/15/75
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Plus Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Under normal circumstances, the fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S.
Aggregate Bond Index.
Top contributors to performance were led by security selection within below investment grade corporate bonds, curve positioning, and duration positioning.
For the last twelve months, the portfolio underperformed the Bloomberg U.S. Aggregate Bond Index, driven by an out-of-index allocation to below investment grade corporate bonds, and security selection within investment grade corporate bonds and within emerging market debt.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -17.03% -0.67% 0.70% 6/28/05
Including Sales Charge -20.16% -1.43% 0.31%
Class J Shares Excluding Sales Charge -17.08% -0.66% 0.71% 3/1/01
Including Sales Charge -17.89% -0.66% 0.71%
Institutional Shares -16.89% -0.35% 1.05% 3/1/01
R-1 Shares -17.50% -1.18% 0.19% 11/1/04
R-3 Shares -17.25% -0.86% 0.51% 12/6/00
R-4 Shares -17.08% -0.68% 0.70% 12/6/00
R-5 Shares -16.98% -0.57% 0.82% 12/6/00

Diversified Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: MetLife Investment Management, LLC; Nuveen Asset Management LLC; PineBridge Investments LLC; Polen Capital Credit, LLC; Post Advisory Group,
LLC; Principal Real Estate Investors, LLC; Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks income. The fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of it is not managed to a particular maturity or duration. The fund invests in foreign, including emerging market, securities.
The one-year period was characterized by a sharp rise in global interest rates as inflationary pressures dominated by Central Bank agendas.
Ongoing conflict in Russia/Ukraine stoked these pressures, especially in key energy markets. Risk assets generally fell in this environment with particularly weak results from the most interest rate sensitive components of the investment universe. With this backdrop, the Fund benefited from an allocation to high yield corporate bonds. High yield bonds fared better than the Bloomberg U.S. Aggregate Bond Index due in part to their lower interest rate sensitivity (duration). Manager selection within high yield further enhanced this benefit as the high yield component outpaced the broad high yield index due to favorable security selection. An allocation to Commercial Mortgage-backed
Securities (CMBS) also enhanced results as this asset class held up much better than longer duration government and corporate securities.
CMBS benefited from improving fundamentals as the re-opening post COVID benefited lodging and retail-oriented commercial properties.
An allocation to emerging market debt hindered results. Emerging market debt suffered in the environment of tightening financial conditions and geopolitical unrest in key regions. Some of the interest, currency and credit themes within the emerging market debt sleeve are expressed through the use of derivatives. Derivatives are generally the most efficient way to remove and add risk in the market. An allocation to global investment-grade credit hampered results due in part to the strong dollar which weighed on the non-dollar denominated bonds in the portfolio.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -12.68% 0.50% 3.01% 12/15/08 –
Including Sales Charge -15.95% -0.26% 2.62%
Class C Shares Excluding Sales Charge -13.30% -0.24% 2.39% 12/15/08 –
Including Sales Charge -14.14% -0.24% 2.39%
Institutional Shares -12.31% 0.84% 3.34% 12/15/08 –
R-6 Shares -12.31% 0.86% 3.33% 6/12/17 12/15/08
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.
^The Fund uses a blended benchmark, DI Blended Index (Linked), which shows how the Fund’s performance compares to a blend of indices with similar investment objectives.
For the period from January 1, 2019 to February 28, 2022 the Fund used a blended benchmark: 80% Bloomberg Global Aggregate Index and 20% MSCI World Value Index
NTR. For the period from March 1, 2022 and after: 100% Bloomberg U.S. Aggregate Bond Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Diversified International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Strong stock selection was witnessed in China and the communication services and consumer discretionary sectors. Alibaba Group, a Chinese
e-commerce company, which the portfolio did not hold was down on weaker Chinese demand from the COVID lockdowns, while Nintendo, a video game developer, had healthy hardware demand and growth in subscription services. Gildan Activewear, an apparel manufacturer, had strong sales over the last year and vertical integration allowed for better cost controls relative to the peers.
On the other hand, negative attribution was seen in the United Kingdom and the materials and industrials sectors. JD Sports Fashion, a leading brand sports apparel and shoe retailer, experienced softer demand and high inventory levels in the US that led to underperformance.
BHP Group, an Australian mining company, experienced underperformance on weak steel demand driven by lockdowns in China. Saint-
Gobain, a French building materials designer and manufacturer, experienced lower demand and higher costs over the last year which should continue to be a headwind in the near-term, so we exited the position during the period.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -25.02% -0.55% 3.87% 6/28/05 –
Including Sales Charge -29.14% -1.67% 3.28%
Class J Shares Excluding Sales Charge -24.93% -0.44% 4.01% 3/1/01 –
Including Sales Charge -25.58% -0.44% 4.01%
Institutional Shares -24.77% -0.18% 4.33% 3/1/01 –
R-1 Shares -25.32% -0.96% 3.47% 11/1/04 –
R-3 Shares -25.09% -0.66% 3.79% 12/6/00 –
R-4 Shares -24.92% -0.47% 3.99% 12/6/00 –
R-5 Shares -24.85% -0.34% 4.11% 12/6/00 –
R-6 Shares -24.66% -0.23% 4.01% 3/1/19 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

Equity Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Marathon Petroleum Corporation (MPC) reported strong results driven by record refining margins and continued to repurchase shares at a roughly $3 billion a quarter pace. EOG Resources Incorporated (EOG), a premier E&P company, moved higher with the energy sector and continues to generate healthy free cash flows. EOG has paid $6.30 in special dividends over the past year as the company targets returning a minimum of 60% of free cash flows to its shareholders. Corteva Inc (CTVA), the largest U.S. pure-play agriculture chemical company, saw accelerated adoption in new products, notably Enlist.
Not owning Exxon Mobil Corporation (XOM) detracted from relative performance as the energy sector moved higher. KKR & Co. Inc.
(KKR), a leading alternatives manager and top contributor to the strategy in 2021; a year which KKR reported raising a record $120 billion on the year, detracted from relative performance as high interest rates weighed on the company. First Republic Bank (FRC) shares detracted from relative performance as management uncertainty with Jim Herbert, Founder, Chairman and Co-CEO, announcing a medical leave last
December and a decline in Q3 net interest margins hurt the stock.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -10.64% 7.42% 10.06% 5/31/39 –
Including Sales Charge -15.55% 6.21% 9.44%
Class C Shares Excluding Sales Charge -11.33% 6.62% 9.41% 3/1/02 –
Including Sales Charge -12.17% 6.62% 9.41%
Class J Shares Excluding Sales Charge -10.55% 7.48% 10.09% 10/9/18 5/31/39
Including Sales Charge -11.40% 7.48% 10.09%
Institutional Shares -10.32% 7.81% 10.47% 8/1/00 –
R-1 Shares -11.09% 6.88% 9.51% 3/1/10 –
R-3 Shares -10.81% 7.21% 9.86% 3/1/10 –
R-4 Shares -10.65% 7.41% 10.06% 3/1/10 –
R-5 Shares -10.54% 7.55% 10.20% 3/1/10 –
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Finisterre Emerging Markets Total Return Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks.
Over the period, our strongest contributors came from our FX only positions as well as our hedging positions. We held a short RUB position during the month of March 2022 which we successfully monetized following the meaningful profit in the position made since the move weaker in RUB and the fact that liquidity in the RUB space was diminishing quickly since banks were generally unwilling to take any new risk exposures. Furthermore, our hedged duration positions were part of our main contributors in both U.S. Treasuries and EUR Futures contracts. Finally, we generally had success with rates paying or interest rates curve positions in Poland.
Unsurprisingly, the largest detractors over the period we managed the Fund, stem from the Fund’s exposure to Ukraine Credit positions.
Although we reduced positions in Ukraine during the month of February 2022, the remaining positions in sovereign and state guaranteed paper detracted from performance. Furthermore, remaining detractors for the period we managed the Fund were mainly from hard-currency sovereign positions which drew down given the negative risk sentiment with “non-oil” names such as Romania. The move higher in core rates meant that our (larger) local duration positions underperformed with Mexico Local Sovereign our biggest detractor as well as the ZAR exposure from our local currency sovereign bond position.
Value of a $10,000 Investment* July 11, 2016 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Institutional Shares -17.17% -0.14% 1.70% 7/11/16
^The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Finisterre Emerging Markets Total Return Bond Blended Index is composed of 33.33% JPM CEMBI Broad Diversified Index,
33.33% JPM EMBI Global Diversified Index, and 33.33% JPM GBI-EM Global Diversified Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Global Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market” means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg
Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large)
and style (growth or value).
Latin America was the best performing region over the last twelve months, led by positive stock selection in Mexico and being overweight the market. Financials and consumer staples were the main sources of outperformance within Mexico. South Korea was the other notable source of outperformance during the period, driven by our LNG energy company. From a sector standpoint, consumer staples and energy were the top performers where stock selection drove gains. The top contributors during the period were overweight positions to GTT, up
45.4%, AKR Corporindo, up 72.5%, Vamos, up 49.8%, and Banorte, up 35.7%, as well as no exposure to Gazprom, down 100.0%.
The EMEA region was the worst performer over the last twelve months where we were hurt by our underweight to the energy producing nations, namely Saudi Arabia. Taiwan was another source of underperformance where negative stock selection in financials and technology accounted for losses. Financials, materials, and utilities were the worst performing sectors during the period. Negative stock selection in banks drove the underperformance in financials, our metals and mining holdings caused underperformance in the materials sector, and losses in utilities was mostly driven by the electric and gas sub-industry groups. Notable detractors were our overweight positions to Sberbank, down 100.0%, TCS Group, down 100.0%, Sea Ltd., down 81.5%, Lukoil, down 100.0%, and Vale, down 34.9%.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -32.46% -4.63% -0.28% 6/28/05 –
Including Sales Charge -36.16% -5.70% -0.84%
Class J Shares Excluding Sales Charge -32.31% -4.47% -0.14% 3/1/01 –
Including Sales Charge -32.93% -4.47% -0.14%
Institutional Shares -32.20% -4.30% 0.14% 3/1/01 –
R-1 Shares -32.73% -5.07% -0.69% 11/1/04 –
R-3 Shares -32.54% -4.78% -0.38% 12/6/00 –
R-4 Shares -32.40% -4.59% -0.19% 12/6/00 –
R-5 Shares -32.32% -4.48% -0.08% 12/6/00 –
R-6 Shares -32.14% -4.22% -0.04% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

Global Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
An underweight to weakness in U.S. data centers was additive, as the sector had been pressured by rising rates and FX concerns. With
Continental Europe being pressured by the Russia/Ukraine conflict, our underweight to Belgium and Sweden contributed. A preference for more inflation hedging Japanese developers contributed. Cash allocation was also beneficial during the time period.
Exposure to China and Hong Kong developers detracted on a delayed border reopening, negative China sentiment regarding regulatory crackdowns, rising default risks, and concerns over a Chinese property slowdown. We have since exited positions in China as of March
2022. Exposure to global industrial stocks (particularly in Australia and the UK) was detractive, as these low-cap rate stocks have been pressured by rising yields as well as concerns about future demand. An overweight to a higher levered Spanish office landlord and developer and a Canadian office REIT detracted, with the sector continuing to face uncertainty on continued hybrid and work from home trends. Stock selection in U.S. self-storage and healthcare also detracted.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -27.34% 0.53% 3.91% 10/1/07 –
Including Sales Charge -31.33% -0.61% 3.31%
Institutional Shares -27.10% 0.91% 4.32% 10/1/07 –
R-3 Shares -27.40% 0.42% 3.80% 3/1/16 10/1/07
R-4 Shares -27.25% 0.61% 3.98% 3/1/16 10/1/07
R-5 Shares -27.13% 0.74% 4.13% 3/1/16 10/1/07
R-6 Shares -27.02% 0.98% 4.34% 11/25/14 10/1/07
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Class, adjusted for the fees and expense of the share class.

Government & High Quality Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to ABS, mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.
Financial markets were in broad retreat over the last twelve month as investors weighed the potential economic fallout from increasingly aggressive central bank efforts to reduce multi-decade high inflation. Persistently high inflation prints caused a substantial increase in
Treasury rates while the Federal Reserve (Fed) raised the Fed Funds rate by 0.75% at each of the last four meetings. Increased uncertainty regarding the Fed’s terminal rate also resulted in increased interest rate volatility. Further, the Fed is no longer re-investing MBS paydowns allowing the balance sheet to shrink on a monthly basis. The combination of these factors led to one of the most volatile periods in the
Bloomberg U.S. MBS Index history as the index posted both its best (July 2022) and two of the worst months (August/September 2022) of excess returns in the history of the index. Security section/coupon allocation was the primary contributor to performance for the quarter as the fund maintained an underweight position to the lowest coupons within the U.S. MBS index (i.e. Conventional and GNMA 30yr 1.5%/2%
and Conventional 15yr 2%) which contributed to performance. Further, the fund’s out-of-index allocation to agency collateralized mortgage obligations (agency CMO) and asset-backed securities (ABS) also outperformed the benchmark contributing to fund performance.
Security selection and an overweight position within the Conventional 30-year 4%, 4.5% and 5% coupons detracted from performance in the quarter as specified pool pay-ups remained under pressure. These pay-ups not currently measured within index pricing methodology, though Bloomberg has announced that the pricing methodology will be improved later in 2022. These same factors (security selection and overweight positions) to the Ginnie Mae 4% coupon which detracted from performance. Further, the Fund’s out-of-index allocations to agency commercial mortgage-backed securities (ACMBS) also detracted from performance.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -15.37% -1.83% -0.25% 5/4/84
Including Sales Charge -17.30% -2.28% -0.47%
Class J Shares Excluding Sales Charge -15.46% -1.87% -0.29% 12/15/08
Including Sales Charge -16.29% -1.87% -0.29%
Institutional Shares -15.22% -1.56% 0.03% 3/23/98
R-1 Shares -15.77% -2.31% -0.73% 12/15/08
R-3 Shares -15.51% -2.01% -0.43% 12/15/08
R-4 Shares -15.43% -1.82% -0.24% 12/15/08
R-5 Shares -15.33% -1.72% -0.13% 12/15/08

High Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Insight North America LLC; Polen Capital Credit, LLC; Post Advisory Group, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks high current income. Under normal circumstances, the fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P
Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade).
For the year, Post outperformed the index. Post outperformed the index due to positive selection within consumer cyclical and consumer non-cyclical. Insight performed similarly to the index for the period. Polen’s performance was helped by selection within financial institution names.
For the year, Polen underperformed the index. Polen underperformed due to weak selection within consumer cyclical names. Post’s performance was hurt by poor selection within energy and capital goods names.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -10.90% 1.16% 3.16% 12/29/04

High Yield Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging markets.
Security selection positively impacted returns due to the outperformance from overweights to United Airlines and Voya Financial, as well as underweights to Bausch Health, Veon Holdings, and Carvana Co. Sector allocation outperformed due to underweights to communications and consumer non-cyclicals.
Detractors to performance were overweights to Olympus Water, Asurion, Park River Holdings Inc, Global Infrastructure Solutions, and our
underweight to Transocean. Additionally, our underweight to energy and our overweight to banking detracted from performance.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -9.71% 1.62% 3.80% 4/8/98 –
Including Sales Charge -13.15% 0.86% 3.40%
Class C Shares Excluding Sales Charge -10.42% 0.88% 3.21% 3/1/02 –
Including Sales Charge -11.28% 0.88% 3.21%
Institutional Shares -9.50% 1.95% 4.13% 7/28/98 –
R-6 Shares -9.42% 2.04% 4.05% 11/22/16 4/8/98
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Inflation Protection Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.; Blackrock International Limited
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.
It normally maintains an average portfolio duration that is within 80% to 120% of the duration of the Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) Index. The fund is not managed to a particular maturity.
The past year was one defined by central banks moving interest rates higher as inflation ran at its highest level in decades. As the Fed and other central banks raised rates, interest rates across the curve have moved materially higher, curves have flattened and risks assets performed poorly. The market did however price inflation expectation higher over the period given the elevated levels of realized inflation. Given these dynamics, our structural underweight in U.S. nominal rates was the most notable contributor to performance over the year. We were underweight headline nominal duration in the U.S., as the rates market recalibrated its pricing after the continued hawkish pivot from the Fed since late 2021. The portfolio's long in 1 and 5-year U.S. breakevens also positively contributed to performance due to the tailwind of high inflation prints over the year. Finally, the portfolio's relative value positions between U.S. vs. EU breakevens contributed to performance as breakevens in the U.S. slightly outperformed the EU, as the team sees the spread between the two countries is likely to widen.
Offsetting some of the positive performance was the portfolio’s outright short in UK breakevens. An acute surge in energy prices in the UK pushed the country's inflation expectations materially higher over period. 10-year UK breakevens increased approximately 41 bps just in Q1
2022 and settled materially higher than realized inflation. The portfolio's tactical positions in EU supra sovereign spread assets negatively contributed to performance as spread levels widened. Also, detracting from performance was the portfolio's relative value positions between
New Zealand versus U.S. real rates as New Zealand real rates increased. The Team's tactical interest rate volatility positions also hurt performance as rates volatility picked up at times over the year. Small allocation to emerging market debt and European peripheral spreads also negatively contributed to performance. The team sees derivatives as an effective and efficient tool to manage duration, yield curve, and volatility risk in the portfolio. During the period, the portfolio utilized forward currency contracts to hedge the currency contracts to hedge the currency exposure associated with some or all of the portfolio's securities and shift investment exposure from one currency to another.
We utilized futures contracts to manage duration and yield exposure of the portfolio in an efficient manner. We used options to create various exposures for the portfolio, isolate perceived mispricing, and create asymmetric risk profiles. We also used written options to increase the portfolio's carry. We used interest rate swaps to express our breakeven strategies or enhance yields of already existing positions. We used inflation swaps to hedge underlying inflation-linked positions, and caps and floors that provide protection against moves in the inflation market.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -11.90% 1.19% 0.05% 12/29/04
Including Sales Charge -12.72% 1.19% 0.05%
Institutional Shares -11.61% 1.78% 0.67% 12/29/04
R-1 Shares -12.36% 0.90% -0.21% 12/29/04
R-3 Shares -12.09% 1.23% 0.10% 12/29/04
R-4 Shares -11.95% 1.42% 0.29% 12/29/04
R-5 Shares -11.83% 1.54% 0.41% 12/29/04

International Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The twelve-month period ending in October 2022 was a difficult time for investors in almost all asset classes, but particularly those with exposure to Emerging Market equities. A consistent theme during the year has been the marked reduction in expectations for global economic growth, initially driven by China’s fruitless Zero-Covid policy and more recently, the Ukrainian conflict with its associated sharp rise in energy prices. This conflagration has in turn raised the specter of perhaps the biggest fear for equity investors, Stagflation. Depressed growth plus inflation, where the policy response trying to quell sharp growth in prices has the effect of slowing economic activity yet further. Adding to the long list of negatives for ex U.S. investors has been the rampant U.S. dollar, normally strong during difficult economic times, but right now boosted by the hawkish behavior of the U.S. Federal reserve seemingly the keenest among global central banks to stamp down hard on inflation with sharp rate rises.
The internal pattern of sector and country rotation of leadership within the ex U.S. universe has made things difficult for our stock selection process within our asset class. We normally rely on stable trends in relative performance to help us outperform but during this period, constant choppy rotation was the order of the day. Additionally, our focus on high quality, highly profitable companies for the long term has caused us to miss much of the sharp bounce in performance from energy producers that has followed the Russian invasion of Ukraine. So, a difficult period then both for absolute and relative returns.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Institutional Shares -29.86% -1.60% 4.44% 12/29/03 –
R-1 Shares -30.39% -2.37% 3.59% 11/1/04 –
R-3 Shares -30.14% -2.06% 3.92% 6/1/04 –
R-4 Shares -30.04% -1.88% 4.12% 6/1/04 –
R-5 Shares -29.95% -1.76% 4.24% 6/1/04 –
R-6 Shares -29.73% -1.49% 4.46% 11/22/16 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The fund is non-diversified.
Brown’s performance was helped by positive sector positioning, especially within the health care, consumer staples, and consumer discretionary sectors. Stock selection was also positive in the industrials sector. T. Rowe’s performance was helped by positive stock selection in the health care sector.
Over the one-year period, Brown and T. Rowe both underperformed the index by a wide margin. Brown underperformed the index due to poor stock selection in the information technology and health care sectors. T. Rowe underperformed the index due to poor stock selection within the information technology and consumer discretionary sectors. Sector positioning was also detractor due to an overweight to the communication services sector.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -32.72% 9.69% 12.84% 3/1/13 12/6/00
Including Sales Charge -36.41% 8.45% 12.21%
Class J Shares Excluding Sales Charge -32.65% 9.90% 13.09% 3/1/01 –
Including Sales Charge -33.23% 9.90% 1 3.09%
Institutional Shares -32.53% 10.05% 13.36% 12/6/00 –
R-1 Shares -33.05% 9.19% 12.44% 11/1/04 –
R-3 Shares -32.85% 9.52% 12.79% 12/6/00 –
R-4 Shares -32.71% 9.74% 13.01% 12/6/00 –
R-5 Shares -32.64% 9.87% 13.13% 12/6/00 –
R-6 Shares -32.47% 10.15% 13.40% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap S&P 500 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12-month period ending in October 2022, the LargeCap S&P 500 Index Fund was in line with the S&P 500 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Four of the eleven economic sectors in the index posted positive returns during the period with the energy and consumer staples sectors providing the best return. Exxon Mobil, ConocoPhillips, and Chevron contributed to fund performance for the 12-month period ending October.
The communication services and consumer discretionary sectors recorded the worst returns during the period. Meta Platforms, PayPal
Holdings, and Netflix detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -14.93% 9.98% 12.26% 6/28/05
Including Sales Charge -16.22% 9.65% 12.09%
Class C Shares Excluding Sales Charge -15.68% 9.02% 11.51% 1/16/07
Including Sales Charge -16.43% 9.02% 11.51%
Class J Shares Excluding Sales Charge -14.87% 10.05% 12.31% 3/1/01
Including Sales Charge -15.62% 10.05% 12.31%
Institutional Shares -14.73% 10.26% 12.60% 3/1/01
R-1 Shares -15.49% 9.30% 11.61% 11/1/04
R-3 Shares -15.21% 9.65% 11.96% 12/6/00
R-4 Shares -15.06% 9.85% 12.18% 12/6/00
R-5 Shares -14.94% 9.98% 12.31% 12/6/00

LargeCap Value Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Westwood Management Corp.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 ® Value Index.
The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Over the year, Barrow Hanley and Westwood outperformed the index. Barrow Hanley outperformed the index due to strong stock selection in the consumer discretionary, information technology, and health care sectors. An overweight to the energy sector as benefitted. Westwood outpaced the index driven by strong stock selection in the health care and consumer discretionary sectors.
Barrow Hanley’s performance was hurt by poor stock selection in the industrials and materials sectors. Sector positioning also detracted within the consumer discretionary and consumer staples sectors. Westwood’s performance was hurt by sector positioning within the information technology and consumer staples sectors.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -4.80% 8.20% 10.45% 3/1/01
Including Sales Charge -5.67% 8.20% 10.45%
Institutional Shares -4.56% 8.52% 10.81% 12/6/00
R-1 Shares -5.41% 7.58% 9.85% 11/1/04
R-3 Shares -5.11% 7.91% 10.18% 12/6/00
R-4 Shares -4.97% 8.11% 10.39% 12/6/00
R-5 Shares -4.81% 8.25% 10.52% 12/6/00

MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap Index. The fund also invests in foreign securities.
Over its fiscal year, company selection in Consumer Discretionary and Industrials contributed to the MidCap Fund’s relative performance.
The largest contributor to performance was O’Reilly Automotive, a leading auto parts aftermarket retailer, serving both consumers who repair their own vehicles and professional mechanics. Their investments in distribution centers have put them in a position to quickly deliver a massive array of inventory in a way that competitors cannot match. The next largest contributor was CoStar Group, a leading provider of commercial real estate information, analytics and online marketplaces. Founded by current CEO Andy Florence more than 30 years ago, CoStar has become an essential partner for many of the property owners, management companies, investors, banks, and brokers that make up this industry. Arch Capital Group contributed to performance, a provider of mortgage insurance, reinsurance, and specialty insurance. Arch’s owner-operator management team focuses on long-term returns through cycles, with a willingness to give up some return during good times to protect their downside in challenging environments.
Sector allocation was a detractor over the fiscal year, due to the MidCap Fund having no weight in the Energy sector, which was the best performing sector in the index. Company selection within the Financial sector also detracted from relative performance. CarMax was the largest detractor to MidCap Fund’s performance during the year, the largest used car retailer in the U.S. with more than 200 locations.
CarMax purchases, reconditions, and sells used vehicles; the company continues to gain market share due to its broad capabilities and respected brand. The next largest detractor over the period was Brookfield Asset Management, which is an owner and operator of real asset-based businesses globally and has grown as an asset manager for outside investors that pay a fee for Brookfield’s services. The third biggest detractor from performance was KKR & Co. KKR is a global asset management firm with leading capabilities in private equity, credit, and real assets. Their terrific investment track record has enabled them to continually raise larger funds, which are frequently oversubscribed.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -22.25% 8.82% 12.24% 6/28/05 –
Including Sales Charge -26.53% 7.59% 11.60%
Class C Shares Excluding Sales Charge -22.84% 8.02% 11.59% 1/16/07 –
Including Sales Charge -23.54% 8.02% 11.59%
Class J Shares Excluding Sales Charge -22.13% 8.98% 12.38% 3/1/01 –
Including Sales Charge -22.84% 8.98% 12.38%
Institutional Shares -22.05% 9.11% 12.58% 3/1/01 –
R-1 Shares -22.67% 8.25% 11.69% 11/1/04 –
R-3 Shares -22.42% 8.60% 12.03% 12/6/00 –
R-4 Shares -22.25% 8.80% 12.25% 12/6/00 –
R-5 Shares -22.16% 8.94% 12.38% 12/6/00 –
R-6 Shares -21.98% 9.21% 12.40% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap Growth Index.
After a strong finish to calendar year 2021, equity markets have faced very challenging conditions year-to-date through October 31, 2022.
The abrupt downshift in investor sentiment was largely driven by sharply rising inflation amid ongoing supply chain disruptions and rising commodity prices. In turn, this fueled rising bond yields and more restrictive monetary policy by the U.S. Federal Reserve. These pressures were further amplified by the Russian invasion of Ukraine, sending most global equity markets into “bear market” territory (declines of 20%
or more). The declines among high growth stocks and sectors (technology, communications and consumer discretionary) were even more pronounced than the overall market. Conversely, value-oriented and commodity linked sectors fared comparatively better, with energy stocks posting strong double-digit gains amid the sharp rise in oil and gas prices globally.
Given this very difficult market backdrop, the Fund underperformed its policy benchmark, the Russell MidCap Growth Index. Unfortunately, underperformance was pervasive across most growth sectors, a sign of the market’s relative disinterest in stocks that possess strong fundamental momentum and positive surprise. Frankly, the portfolios best performer was the modest cash position. However, by sector, strong stock selection and an overweight of Materials, combined with outperformance in Technology to help performance, though this was more than offset by poor stock selection in Health Care and Communication Services shares.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -31.59% 9.44% 12.21% 3/1/01
Including Sales Charge -32.13% 9.44% 12.21%
Institutional Shares -31.50% 9.65% 12.52% 3/1/01
R-1 Shares -32.06% 8.75% 11.61% 11/1/04
R-3 Shares -31.86% 9.08% 11.96% 12/6/00
R-4 Shares -31.72% 9.29% 12.16% 12/6/00
R-5 Shares -31.64% 9.43% 12.32% 12/6/00

MidCap Growth Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Eagle Asset Management, Inc.; Robert W. Baird & Co., Incorporated
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
For the one-year period, both Baird and Eagle outperformed the index. Baird outperformed primarily due to strong selection within information technology names. Eagle outpaced the index over the 12-month period due to strong performance in the consumer discretionary and financials sectors, along with underweight to the communication services sector.
Baird’s performance was hurt by an underweight to the energy sector. Stock selection was also negative in the health care and industrials sectors. Eagle’s performance was hurt by stock selection in the information technology and energy sectors.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -27.12% 9.24% 10.87% 3/1/01
Including Sales Charge -27.66% 9.24% 10.87%
Institutional Shares -26.94% 9.58% 11.27% 3/1/01
R-1 Shares -27.51% 8.62% 10.30% 11/1/04
R-3 Shares -27.30% 8.96% 10.63% 12/6/00
R-4 Shares -27.21% 9.16% 10.84% 12/6/00
R-5 Shares -27.13% 9.28% 10.97% 12/6/00

MidCap S&P 400 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the
time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe.
For the 12 months ending in October 2022, the MidCap S&P 400 Index Fund was in line with the S&P 400 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Four of the eleven economic sectors in the index posted positive returns during the period, with energy and consumer staples performing the best. EQT Corporation, Shockwave Medical, and Steel Dynamics contributed to fund performance for the 12-month period ending in October.
The information technology and communication services sectors recorded the worst returns during the period. Digital Turbine, Yeti Holdings, and Sunrun detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -11.85% 7.07% 10.70% 3/1/01 –
Including Sales Charge -12.66% 7.07% 10.70%
Institutional Shares -11.73% 7.24% 10.97% 3/1/01 –
R-1 Shares -12.45% 6.38% 10.07% 11/1/04 –
R-3 Shares -12.15% 6.71% 10.41% 12/6/00 –
R-4 Shares -12.00% 6.91% 10.62% 12/6/00 –
R-5 Shares -11.87% 7.05% 10.75% 12/6/00 –
R-6 Shares -11.64% 7.32% 10.78% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Value Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management LLC; Victory Capital Management Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.
Over the past 12-months, both Victory and LA Capital outperformed the index. Victory outperformed the benchmark due to strong stock selection in the financials and materials sectors along with an underweight to the communication services sector. LA Capital outperformed the index due to strong stock selection in the information technology and materials sectors.
Victory’s performance was hurt by poor sector positioning in the energy and utilities sectors. Stock selection was also negative in the consumer discretionary and utilities sectors. LA Capital’s performance was hurt by sector positioning within the utilities and materials sectors.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -4.18% 8.35% 10.58% 4/2/19 12/29/03
Including Sales Charge -9.44% 7.13% 9.96%
Class J Shares Excluding Sales Charge -3.97% 8.54% 10.62% 3/2/09 –
Including Sales Charge -4.82% 8.54% 10.62%
Institutional Shares -3.82% 8.76% 10.93% 12/29/03 –
R-1 Shares -4.62% 7.91% 10.03% 11/1/04 –
R-3 Shares -4.26% 8.26% 10.36% 6/1/04 –
R-4 Shares -4.11% 8.46% 10.57% 6/1/04 –
R-5 Shares -4.00% 8.58% 10.71% 6/1/04 –
R-6 Shares -3.78% 8.86% 10.98% 4/2/19 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Overseas Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase.
It invests in emerging market securities. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies.
For the one-year period, Barrow Hanley outperformed the index. Barrow Hanley outperformed the index due to strong stock selection in the industrials and financials sectors. Causeway’s performance was helped by sector positioning in the real estate and financials sectors.
For the year, Causeway underperformed the index due to poor stock selection in the materials and industrials sectors. Sector positioning was also poor in the information technology and energy sectors. Barrow Hanley’s performance was hurt by poor sector positioning in the consumer discretionary and energy sectors.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -16.05% -0.14% 3.68% 9/30/08
R-1 Shares -16.76% -1.01% 2.78% 3/1/12
R-3 Shares -16.52% -0.70% 3.10% 3/1/12
R-4 Shares -16.30% -0.50% 3.29% 3/1/12

Principal Capital Appreciation Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Chevron Corporation (CVX) contributed to relative results as the company benefited from resurgent energy markets. Constellation Energy
Corporation (CEG) saw increased earnings expectations on the back of higher power prices and benefits from the recently passed Inflation
Reduction Act. EOG Resources Incorporated (EOG), a premier E&P company, moved higher with the energy sector and continues to generate healthy free cash flows.
Not owning Exxon Mobil Corporation (XOM) detracted from relative performance as the energy sector moved higher. Adobe Incorporated
(ADBE) detracted from relative results as markets reacted negatively to ADBE’s purchase of Figma. PayPal Holdings, Inc. (PYPL) lagged as management tapered growth expectations.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -13.77% 10.81% 12.61% 11/24/86
Including Sales Charge -18.51% 9.56% 11.97%
Class C Shares Excluding Sales Charge -14.52% 9.88% 11.85% 3/1/02
Including Sales Charge -15.25% 9.88% 11.85%
Institutional Shares -13.51% 11.20% 13.01% 6/7/99
R-1 Shares -14.25% 10.22% 12.03% 3/1/10
R-3 Shares -13.98% 10.56% 12.37% 3/1/10
R-4 Shares -13.83% 10.77% 12.59% 3/1/10
R-5 Shares -13.72% 10.91% 12.72% 3/1/10

Principal LifeTime 2010 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2010. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -15.14% 1.75% 3.76% 6/28/05
Including Sales Charge -18.33% 0.97% 3.37%
Class J Shares Excluding Sales Charge -14.94% 1.95% 3.93% 6/15/01
Including Sales Charge -15.73% 1.95% 3.93%
Institutional Shares -14.79% 2.11% 4.14% 3/1/01
R-1 Shares -15.58% 1.22% 3.24% 11/1/04
R-3 Shares -15.26% 1.55% 3.56% 3/1/01
R-4 Shares -15.12% 1.74% 3.76% 3/1/01
R-5 Shares -15.02% 1.86% 3.88% 3/1/01

Principal LifeTime 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2015. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -15.15% 2.71% 4.90% 2/29/08
R-1 Shares -15.90% 1.83% 4.00% 2/29/08
R-3 Shares -15.57% 2.15% 4.32% 2/29/08
R-4 Shares -15.51% 2.33% 4.50% 2/29/08
R-5 Shares -15.35% 2.47% 4.64% 2/29/08

Principal LifeTime 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2020. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -16.17% 2.84% 5.26% 6/28/05
Including Sales Charge -19.34% 2.05% 4.86%
Class J Shares Excluding Sales Charge -16.05% 3.05% 5.42% 6/15/01
Including Sales Charge -16.82% 3.05% 5.42%
Institutional Shares -15.85% 3.22% 5.64% 3/1/01
R-1 Shares -16.60% 2.31% 4.72% 11/1/04
R-3 Shares -16.37% 2.63% 5.04% 3/1/01
R-4 Shares -16.17% 2.84% 5.24% 3/1/01
R-5 Shares -16.13% 2.94% 5.37% 3/1/01

Principal LifeTime 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2025. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -16.71% 3.77% 6.28% 2/29/08
R-1 Shares -17.49% 2.86% 5.33% 2/29/08
R-3 Shares -17.18% 3.19% 5.67% 2/29/08
R-4 Shares -17.07% 3.37% 5.87% 2/29/08
R-5 Shares -16.95% 3.49% 6.00% 2/29/08

Principal LifeTime 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2030. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -18.48% 3.66% 6.34% 6/28/05
Including Sales Charge -22.97% 2.49% 5.74%
Class J Shares Excluding Sales Charge -18.33% 3.86% 6.50% 6/15/01
Including Sales Charge -19.08% 3.86% 6.50%
Institutional Shares -18.22% 4.03% 6.72% 3/1/01
R-1 Shares -18.91% 3.14% 5.79% 11/1/04
R-3 Shares -18.66% 3.45% 6.12% 3/1/01
R-4 Shares -18.53% 3.64% 6.32% 3/1/01
R-5 Shares -18.42% 3.78% 6.45% 3/1/01

Principal LifeTime 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2035. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -18.85% 4.53% 7.24% 2/29/08
R-1 Shares -19.58% 3.61% 6.31% 2/29/08
R-3 Shares -19.30% 3.96% 6.65% 2/29/08
R-4 Shares -19.11% 4.16% 6.85% 2/29/08
R-5 Shares -19.06% 4.27% 6.97% 2/29/08

Principal LifeTime 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2040. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -19.68% 4.46% 7.21% 6/28/05
Including Sales Charge -24.08% 3.29% 6.61%
Class J Shares Excluding Sales Charge -19.53% 4.65% 7.36% 6/15/01
Including Sales Charge -20.27% 4.65% 7.36%
Institutional Shares -19.43% 4.83% 7.61% 3/1/01
R-1 Shares -20.10% 3.92% 6.66% 11/1/04
R-3 Shares -19.88% 4.24% 7.00% 3/1/01
R-4 Shares -19.68% 4.45% 7.21% 3/1/01
R-5 Shares -19.62% 4.57% 7.33% 3/1/01

Principal LifeTime 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2045. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -19.76% 5.07% 7.89% 2/29/08
R-1 Shares -20.41% 4.16% 6.95% 2/29/08
R-3 Shares -20.17% 4.49% 7.27% 2/29/08
R-4 Shares -20.06% 4.68% 7.49% 2/29/08
R-5 Shares -19.89% 4.81% 7.61% 2/29/08

Principal LifeTime 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2050. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -20.32% 4.83% 7.69% 6/28/05
Including Sales Charge -24.72% 3.65% 7.09%
Class J Shares Excluding Sales Charge -20.17% 4.99% 7.77% 6/15/01
Including Sales Charge -20.90% 4.99% 7.77%
Institutional Shares -19.96% 5.22% 8.10% 3/1/01
R-1 Shares -20.65% 4.31% 7.16% 11/1/04
R-3 Shares -20.41% 4.64% 7.49% 3/1/01
R-4 Shares -20.32% 4.83% 7.70% 3/1/01
R-5 Shares -20.18% 4.95% 7.82% 3/1/01

Principal LifeTime 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2055. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Institutional Shares -19.95% 5.34% 8.21% 2/29/08
R-1 Shares -20.65% 4.44% 7.27% 2/29/08
R-3 Shares -20.37% 4.76% 7.61% 2/29/08
R-4 Shares -20.23% 4.97% 7.81% 2/29/08
R-5 Shares -20.14% 5.09% 7.95% 2/29/08

Principal LifeTime 2060 Fund
tionInvestment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2060. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* March 1, 2013 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Class J Shares Excluding Sales Charge -20.23% 5.06% 7.41% 3/1/13
Including Sales Charge -20.99% 5.06% 7.41%
Institutional Shares -19.92% 5.46% 7.78% 3/1/13
R-1 Shares -20.60% 4.54% 6.86% 3/1/13
R-3 Shares -20.41% 4.86% 7.21% 3/1/13
R-4 Shares -20.21% 5.06% 7.39% 3/1/13
R-5 Shares -20.10% 5.19% 7.52% 3/1/13

Principal LifeTime 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2065. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Institutional Shares -19.92% 5.45% 6.19% 9/6/17
R-1 Shares -20.61% 4.62% 5.34% 9/6/17
R-3 Shares -20.37% 4.91% 5.64% 9/6/17
R-4 Shares -20.19% 5.12% 5.85% 9/6/17
R-5 Shares -20.11% 5.25% 5.97% 9/6/17
^ Effective March 1, 2022, the Fund changed to the newly available S&P Target Date 2065+ Index, as that index better aligns with the Fund’s strategies. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Principal LifeTime Hybrid 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2015.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -14.50% 2.55% 3.67% 3/1/18 9/30/14
Including Sales Charge -15.31% 2.55% 3.67%
Institutional Shares -14.35% 2.77% 3.90% 9/30/14 –
R-6 Shares -14.30% 2.78% 3.93% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2020.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -15.02% 3.11% 4.34% 3/1/18 9/30/14
Including Sales Charge -15.82% 3.11% 4.34%
Institutional Shares -14.95% 3.30% 4.55% 9/30/14 –
R-6 Shares -14.91% 3.31% 4.57% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2025.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -15.71% 3.64% 4.94% 3/1/18 9/30/14
Including Sales Charge -16.51% 3.64% 4.94%
Institutional Shares -15.63% 3.81% 5.14% 9/30/14 –
R-6 Shares -15.60% 3.83% 5.17% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2030.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -17.04% 3.92% 5.35% 3/1/18 9/30/14
Including Sales Charge -17.83% 3.92% 5.35%
Institutional Shares -16.87% 4.15% 5.59% 9/30/14 –
R-6 Shares -16.84% 4.18% 5.61% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2035.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -17.38% 4.37% 5.82% 3/1/18 9/30/14
Including Sales Charge -18.17% 4.37% 5.82%
Institutional Shares -17.25% 4.59% 6.06% 9/30/14 –
R-6 Shares -17.21% 4.63% 6.09% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2040.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -17.72% 4.64% 6.15% 3/1/18 9/30/14
Including Sales Charge -18.50% 4.64% 6.15%
Institutional Shares -17.53% 4.88% 6.40% 9/30/14 –
R-6 Shares -17.54% 4.90% 6.44% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2045.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -17.90% 4.94% 6.42% 3/1/18 9/30/14
Including Sales Charge -18.69% 4.94% 6.42%
Institutional Shares -17.75% 5.19% 6.67% 9/30/14 –
R-6 Shares -17.71% 5.21% 6.70% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2050.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -18.01% 5.12% 6.65% 3/1/18 9/30/14
Including Sales Charge -18.79% 5.12% 6.65%
Institutional Shares -17.85% 5.35% 6.90% 9/30/14 –
R-6 Shares -17.83% 5.37% 6.91% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2055.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -18.06% 5.21% 6.77% 3/1/18 9/30/14
Including Sales Charge -18.85% 5.21% 6.77%
Institutional Shares -17.82% 5.47% 7.03% 9/30/14 –
R-6 Shares -17.77% 5.50% 7.06% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2060.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -18.08% 5.31% 6.90% 3/1/18 9/30/14
Including Sales Charge -18.87% 5.31% 6.90%
Institutional Shares -17.80% 5.60% 7.18% 9/30/14 –
R-6 Shares -17.81% 5.61% 7.20% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2065.
It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -18.04% 5.47% 6.19% 3/1/18 9/6/17
Including Sales Charge -18.84% 5.47% 6.19%
Institutional Shares -17.81% 5.76% 6.48% 9/6/17 –
R-6 Shares -17.80% 5.81% 6.52% 9/6/17 –
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.
^Effective March 1, 2022, the Fund changed to the newly available S&P Target Date 2065+ Index, as that index better aligns with the Fund’s strategies. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Principal LifeTime Hybrid Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Asset class positioning positively contributed to performance on average across the series driven mainly by an underweight to non-U.S.
equity. An overweight to short-term bonds and an underweight to core bonds in the near-dated vintages helped performance for the year. An overweight to the real asset space also contributed positively for the year. The High Income investment option outperformed its index for the year.
Manager performance within the non-U.S. equity space detracted as the Diversified International, International Small Company and Origin
Emerging Markets investment options lagged their indices. An overweight to high yield bonds detracted from performance. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -14.39% 1.37% 2.29% 3/1/18 9/30/14
Including Sales Charge -15.20% 1.37% 2.29%
Institutional Shares -14.17% 1.61% 2.53% 9/30/14 –
R-6 Shares -14.13% 1.63% 2.56% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Strategic Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Asset class positioning positively contributed to performance on average driven mainly by an underweight to non-U.S. equity. Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I, MidCap Growth III, and
SmallCap Value II strategies posted strong performance relative to their indices. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, and Equity Income investment options lagged their indices. Manager performance within the non-U.S. equity space also detracted as the Diversified International,
International SmallCap and Origin Emerging Markets investment options lagged their indices. Style selection detracted within the U.S.
equity asset class as the Russell indices underperformed the S&P indices for the year. In the near dated vintages, the Short-Term Income investment option lagged the S&P Treasury Bond exposure due to the strategy’s higher duration profile.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -15.14% 1.17% 2.61% 6/28/05
Including Sales Charge -18.35% 0.40% 2.22%
Class J Shares Excluding Sales Charge -15.02% 1.31% 2.73% 6/15/01
Including Sales Charge -15.81% 1.31% 2.73%
Institutional Shares -14.82% 1.53% 2.98% 3/1/01
R-1 Shares -15.58% 0.64% 2.09% 11/1/04
R-3 Shares -15.36% 0.96% 2.40% 3/1/01
R-4 Shares -15.12% 1.17% 2.61% 3/1/01
R-5 Shares -15.07% 1.29% 2.72% 3/1/01

Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
It invests in equity securities regardless of market capitalization (small, medium or large). The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
An underweight to weakness in data centers was additive, as the sector had been pressured by rising rates and FX concerns. Within industrial, the portfolio benefitted from stock selection, as we were overweight to smaller to mid-size players with a higher concentration in last-mile delivery that outperformed larger peers. An underweight to weakness in office due to continued work from home trends was beneficial. Cash exposure was also additive during the time period.
Stock selection within healthcare and other (document storage) was detractive, as we were underweight to stocks that benefitted from better than expected earnings reports during the year. Our overweight to manufactured homes detracted, with the sector being pressured by rising costs as well as hurricane impacts. Our preference for coastal apartment landlords was also a drag, as these companies were particularly impacted by concerns over slowing technology employment trends.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -20.14% 5.14% 7.70% 6/28/05 –
Including Sales Charge -24.52% 3.96% 7.09%
Class C Shares Excluding Sales Charge -20.76% 4.33% 7.02% 1/16/07 –
Including Sales Charge -21.53% 4.33% 7.02%
Class J Shares Excluding Sales Charge -20.04% 5.28% 7.82% 3/1/01 –
Including Sales Charge -20.80% 5.28% 7.82%
Institutional Shares -19.85% 5.51% 8.11% 3/1/01 –
R-1 Shares -20.49% 4.68% 7.24% 11/1/04 –
R-3 Shares -20.26% 5.00% 7.57% 12/6/00 –
R-4 Shares -20.10% 5.20% 7.77% 12/6/00 –
R-5 Shares -20.01% 5.33% 7.91% 12/6/00 –
R-6 Shares -19.79% 5.60% 7.92% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund;
and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. small cap equities aided performance for the period. Lastly, the portfolio's allocation to diversified real asset securities positively contributed to performance for the period.
Security selection and the portfolio's allocation in U.S. large cap growth equities was the largest detractor to performance for the period.
In addition, the portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, negatively contributed to performance for the period. Lastly, the portfolio's allocation in U.S. small cap equities, which underperformed their larger cap counterparts, detracted from results for the period.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -17.52% 3.43% 5.86% 7/25/96
Including Sales Charge -22.05% 2.26% 5.26%
Class C Shares Excluding Sales Charge -18.16% 2.64% 5.23% 3/1/02
Including Sales Charge -18.90% 2.64% 5.23%
Class J Shares Excluding Sales Charge -17.39% 3.59% 6.00% 1/16/07
Including Sales Charge -18.13% 3.59% 6.00%
Institutional Shares -17.32% 3.74% 6.20% 1/16/07
R-1 Shares -17.99% 2.89% 5.30% 1/16/07
R-3 Shares -17.71% 3.17% 5.61% 1/16/07
R-4 Shares -17.56% 3.38% 5.81% 1/16/07
R-5 Shares -17.45% 3.50% 5.94% 1/16/07
^The Fund uses a blended benchmark, SAM Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Balanced Blended Index is composed of 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of
Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-
income, equity, or specialty fund based on its investment profile.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to U.S. short-term investment grade bonds, which helped in the risk-off environment, aided performance for the period. Lastly, the portfolio's allocation to diversified real asset securities positively contributed to performance for the period.
Security selection and the portfolio's allocation in U.S. large cap growth equities was the largest detractor to performance for the period. In addition, the portfolio's allocation to emerging market debt, which underperformed core fixed income, negatively contributed to performance for the period. Lastly, the portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, detracted from results for the period.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -16.39% 2.16% 4.21% 7/25/96
Including Sales Charge -20.98% 1.00% 3.63%
Class C Shares Excluding Sales Charge -17.06% 1.38% 3.59% 3/1/02
Including Sales Charge -17.84% 1.38% 3.59%
Class J Shares Excluding Sales Charge -16.28% 2.32% 4.34% 1/16/07
Including Sales Charge -17.06% 2.32% 4.34%
Institutional Shares -16.17% 2.46% 4.54% 1/16/07
R-1 Shares -16.88% 1.59% 3.64% 1/16/07
R-3 Shares -16.60% 1.91% 3.95% 1/16/07
R-4 Shares -16.47% 2.10% 4.15% 1/16/07
R-5 Shares -16.31% 2.22% 4.28% 1/16/07
^ The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Balanced Blended Index is composed of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI
EAFE Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. small cap equities aided performance for the period. Lastly, the portfolio's allocation to diversified real asset securities positively contributed to performance for the period.
Security selection and the portfolio's allocation in U.S. large cap growth equities was the largest detractor to performance for the period.
In addition, the portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, negatively contributed to performance for the period. Lastly, the portfolio's allocation in U.S. small cap equities, which underperformed their larger cap counterparts, detracted from results for the period.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -18.70% 4.52% 7.37% 7/25/96
Including Sales Charge -23.17% 3.35% 6.76%
Class C Shares Excluding Sales Charge -19.39% 3.72% 6.72% 3/1/02
Including Sales Charge -20.13% 3.72% 6.72%
Class J Shares Excluding Sales Charge -18.59% 4.69% 7.51% 1/16/07
Including Sales Charge -19.34% 4.69% 7.51%
Institutional Shares -18.48% 4.85% 7.72% 1/16/07
R-1 Shares -19.18% 3.95% 6.80% 1/16/07
R-3 Shares -18.95% 4.27% 7.12% 1/16/07
R-4 Shares -18.80% 4.47% 7.32% 1/16/07
R-5 Shares -18.66% 4.60% 7.46% 1/16/07
^ The Fund uses a blended benchmark, SAM Conservative Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Growth Blended Index is composed of 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI
EAFE Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Flexible Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The
Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal
Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than
40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than
20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation to U.S. short-term investment grade bonds, which helped in the risk-off environment, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to diversified real asset securities aided performance for the period. Lastly, the portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, positively contributed to performance for the period.
Security selection and the portfolio's allocation in U.S. large cap growth equities was the largest detractor to performance for the period. In addition, the portfolio's allocation in U.S. investment grade corporate bonds, which underperformed core fixed income, negatively contributed to performance for the period. Lastly, the portfolio's allocation to emerging market debt, which underperformed core fixed income, detracted from results for the period.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -15.28% 1.31% 3.11% 7/25/96
Including Sales Charge -18.46% 0.54% 2.71%
Class C Shares Excluding Sales Charge -15.90% 0.55% 2.47% 3/1/02
Including Sales Charge -16.69% 0.55% 2.47%
Class J Shares Excluding Sales Charge -15.14% 1.48% 3.23% 1/16/07
Including Sales Charge -15.93% 1.48% 3.23%
Institutional Shares -15.01% 1.61% 3.42% 1/16/07
R-1 Shares -15.73% 0.76% 2.54% 1/16/07
R-3 Shares -15.51% 1.06% 2.85% 1/16/07
R-4 Shares -15.33% 1.28% 3.05% 1/16/07
R-5 Shares -15.16% 1.39% 3.18% 1/16/07
^The Fund uses a blended benchmark, SAM Flexible Income Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Flexible Income Blended Index is composed of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE
Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolios operate as funds of funds. It generally invests: between 75%
and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than
20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. small cap equities aided performance for the period. Lastly, the portfolio's allocation to diversified real asset securities positively contributed to performance for the period.
Security selection and the portfolio's allocation in U.S. large cap growth equities was the largest detractor to performance for the period.
In addition, the portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, negatively contributed to performance for the period. Lastly, the portfolio's allocation in U.S. small cap equities, which underperformed their larger cap counterparts, detracted from results for the period.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -19.99% 5.27% 8.33% 7/25/96
Including Sales Charge -24.39% 4.09% 7.72%
Class C Shares Excluding Sales Charge -20.59% 4.45% 7.67% 3/1/02
Including Sales Charge -21.33% 4.45% 7.67%
Class J Shares Excluding Sales Charge -19.87% 5.44% 8.47% 1/16/07
Including Sales Charge -20.61% 5.44% 8.47%
Institutional Shares -19.73% 5.61% 8.70% 1/16/07
R-1 Shares -20.45% 4.64% 7.73% 1/16/07
R-3 Shares -20.20% 5.03% 8.10% 1/16/07
R-4 Shares -20.05% 5.22% 8.30% 1/16/07
R-5 Shares -19.95% 5.35% 8.43% 1/16/07
^ The Fund uses a blended benchmark, SAM Strategic Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Strategic Growth Blended Index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate
Bond Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Credit 1-3 Year Index.
Top contributors to performance were issue selection in energy, consumer non-cyclical, communications and transportation. An overweight to student loan ABS also contributed.
Out of benchmark allocations to Treasurys, auto backed ABS and agency CMBS all detracted. Underweight allocations to finance companies and consumer cyclical detracted.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -5.73% 0.48% 0.95% 11/1/93
Including Sales Charge -7.83% 0.03% 0.72%
Class C Shares Excluding Sales Charge -6.61% -0.41% 0.24% 3/1/02
Including Sales Charge -7.53% -0.41% 0.24%
Class J Shares Excluding Sales Charge -5.72% 0.51% 0.93% 7/12/10
Including Sales Charge -6.64% 0.51% 0.93%
Institutional Shares -5.53% 0.72% 1.19% 7/25/96
R-1 Shares -6.33% -0.13% 0.33% 7/12/10
R-3 Shares -6.03% 0.18% 0.65% 7/12/10
R-4 Shares -5.86% 0.37% 0.84% 7/12/10
R-5 Shares -5.74% 0.49% 0.96% 7/12/10

SmallCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
ExlService, provides outsourced business process management services. The company reported better-than-expected results driven by its analytics business. Dycom Industries, a leading provider of specialty contracting services to U.S. telecommunication companies, reported stronger quarterly results and remains well positioned to benefit from the long-awaited surge in spending on fiber, wireless, and converged wireless/wireline networks for 5G deployments. PDC Energy, an oil and gas producer operating in Colorado and Texas, responded well amid rising oil prices and news of an attractive acquisition. Pioneer Natural Resources, an oil and gas producer operating in the Midland Basin of
Texas, responded well to rising oil prices. Chart Industries, a manufacturer of highly engineered cryogenic equipment for industrial gases and clean energy markets, benefitted from strong order demand and backlog growth. The company was also awarded two large LNG projects.
Natera, a diagnostics company focused on prenatal and oncology testing, underperformed after a hedge fund with a short position in the stock publicly accused the company of engaging in improper reimbursement practices. Sonder Holdings, an innovative lodging company which operates a network of short-term rentals, underperformed following weaker-than-expected quarterly financial results and lowered their full-
year outlook. Caesars Entertainment, a casino entertainment company, underperformed amid a weakening outlook for discretionary consumer spending and investors’ aversion from companies with above-average debt levels. Digital Ocean provides outsourced cloud computing services for individual developers, startups, and small businesses. While the company reported better-than-expected operating results, the stock still underperformed as high-growth companies lagged the broader market. Beauty Health, an aesthetics-focused organization led by its flagship offering, HydraFacial, underperformed amid concerns that higher inflation could lead to a pullback in discretionary spending by consumers.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -19.05% 7.18% 11.06% 6/28/05 –
Including Sales Charge -23.51% 5.97% 10.43%
Class C Shares Excluding Sales Charge -19.73% 6.28% 10.34% 1/16/07 –
Including Sales Charge -20.46% 6.28% 10.34%
Class J Shares Excluding Sales Charge -18.88% 7.35% 11.24% 3/1/01 –
Including Sales Charge -19.63% 7.35% 11.24%
Institutional Shares -18.79% 7.53% 11.50% 3/1/01 –
R-1 Shares -19.42% 6.68% 10.59% 11/1/04 –
R-3 Shares -19.15% 7.02% 10.94% 12/6/00 –
R-4 Shares -19.00% 7.23% 11.15% 12/6/00 –
R-5 Shares -18.91% 7.36% 11.28% 12/6/00 –
R-6 Shares -18.72% 7.62% 11.30% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Alliance Bernstein, L.P.; Brown Advisory, LLC; Emerald Advisers, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The fund may invest up to 30% of the fund's assets using an index sampling strategy designed to match the performance of the Russell 2000® Growth
Index.
In the one-year period, Brown and Emerald outperformed the index. Emerald contributed to results due to positive sector positioning within the health care and real estate sectors. Stock selection in the health care and information technology sectors also benefitted. Brown outperformed the index due to strong stock selection within the information technology sector.
Alliance Bernstein underperformed the index due to poor stock selection within the health care, information technology, and industrials sectors. Brown’s performance hurt by poor stock selection within the consumer discretionary and health care sectors. Emerald’s performance was hurt by poor stock selection within the consumer staples sector.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -29.78% 7.64% 11.01% 3/1/01 –
Including Sales Charge -30.34% 7.64% 11.01%
Institutional Shares -29.74% 7.87% 11.36% 12/6/00 –
R-1 Shares -30.30% 7.01% 10.44% 11/1/04 –
R-3 Shares -30.07% 7.33% 10.78% 12/6/00 –
R-4 Shares -29.95% 7.53% 10.99% 12/6/00 –
R-5 Shares -29.79% 7.68% 11.12% 12/6/00 –
R-6 Shares -29.67% 7.94% 11.39% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

SmallCap S&P 600 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The fund uses derivative strategies and invests in exchange-traded funds ("ETFs").
During the 12-month period ending in October 2022, the SmallCap S&P 600 Index Fund was in line with the S&P 600 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Three of the eleven economic sectors in the index posted positive returns during the period, with energy and utilities performing the best. PBF Energy, Lantheus Holdings, and Patterson-UTI Energy contributed to fund performance for the 12-month period ending in October.
The communication services and consumer discretionary sectors lagged. NeoGenomics, 8x8, and LivePerson detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -12.25% 6.66% 11.06% 3/1/01 –
Including Sales Charge -13.04% 6.66% 11.06%
Institutional Shares -12.08% 6.85% 11.33% 3/1/01 –
R-1 Shares -12.81% 5.99% 10.42% 11/1/04 –
R-3 Shares -12.54% 6.31% 10.76% 12/6/00 –
R-4 Shares -12.35% 6.53% 10.98% 12/6/00 –
R-5 Shares -12.25% 6.65% 11.11% 12/6/00 –
R-6 Shares -12.04% 6.92% 11.13% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Value Fund II
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Hotchkins and Wiley Capital Management, LLC; Vaughan Nelson Investment Management, LP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
For the one-year period, both Vaughan Nelson and Hotchkis & Wiley outperformed the benchmark. Vaughan Nelson contributed to performance due to strong stock selection within the industrials and information technology sectors, along with an underweight to the real estate sector. Hotchkis & Wiley outperformed due to strong stock selection in the financials and information technology sectors and favorable sector positioning in the energy and health care sectors.
Vaughan Nelson’s performance was hurt by poor sector positioning within the information technology and financials sectors. Stock selection was also negative in the consumer staples sector. Hotchkis & Wiley’s performance was hurt by poor stock selection in the consumer staples sector.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge -5.41% 5.85% 9.73% 3/2/09 –
Including Sales Charge -6.23% 5.85% 9.73%
Institutional Shares -5.02% 6.27% 10.22% 6/1/04 –
R-1 Shares -5.84% 5.38% 9.28% 11/1/04 –
R-3 Shares -5.59% 5.71% 9.62% 6/1/04 –
R-4 Shares -5.45% 5.90% 9.83% 6/1/04 –
R-5 Shares -5.28% 6.03% 9.96% 6/1/04 –
R-6 Shares -5.07% 6.30% 10.19% 11/25/14 6/1/04
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Tax-Exempt Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
For the twelve-month period, yields on the Bloomberg Municipal Bond Index increased significantly resulting in losses in the broad municipal bond market. Principal’s Tax-Exempt Bond fund underperformed its benchmark. Duration, sector allocation and security selection were negative detractors. During the fiscal year ending October 31, 2022, the top sector contributors were Hospital, Waste/Pollution, Single
Family Housing while the top individual security contributors were New Jersey Tobacco Securitization, Sanford Hospital – Colorado, Texas
Municipal Gas Acquisition and Supply.
The top sector detractors for the fiscal year included Power, Healthcare, IDB and PCR while the top individual security detractors were the state of Illinois, Metropolitan Washington Airport Authority, and Pennsylvania Turnpike authority.
Value of a $10,000 Investment* October 31, 2012 - October 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -14.99% 0.01% 1.52% 1/3/77 –
Including Sales Charge -18.22% -0.74% 1.13%
Class C Shares Excluding Sales Charge -15.67% -0.84% 0.88% 3/1/02 –
Including Sales Charge -16.50% -0.84% 0.88%
Institutional Shares -14.88% 0.24% 1.70% 5/18/15 1/3/77
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 619,400 $ 10,582,657 $ 710,410
Investment in affiliated Funds--at cost ....................................................
$ – $ 239,007 $ 27,887
Assets
Investment in securities--at value  .......................................................... $ 571,496 $ 8,996,107
(a)
$ 623,458
(a)
Investment in affiliated Funds--at value ..................................................... – 239,007 27,887
Cash ......................................................................................... 2,376 1,095 21
Receivables:
Dividends and interest ................................................................. 8,326 64,128 4,088
Expense reimbursement from Manager ............................................... 1 7 63
Expense reimbursement from Distributor ............................................. – 1 2
Fund shares sold ....................................................................... 2,108 25,662 1,577
Investment securities sold ............................................................. 5,468 – 4,051
Variation margin on futures ........................................................... – – 15
Variation margin on swaps ............................................................ – – 262
Other assets .................................................................................. – – 7
Total Assets   589,775 9,326,007 661,431
Liabilities
Accrued management and investment advisory fees ........................................ 190 2,937 272
Accrued administrative service fees ........................................................ – 3 2
Accrued distribution fees .................................................................... 94 75 33
Accrued service fees ........................................................................ – 10 13
Accrued transfer agent fees ................................................................. 51 204 171
Accrued directors' expenses ................................................................. 1 14 1
Accrued professional fees ................................................................... 38 41 40
Accrued other expenses ..................................................................... 8 45 25
Payables:
Dividends payable ..................................................................... 1,333 23,126 1,282
Fund shares redeemed ................................................................. 1,778 17,686 380
Interest expense and fees payable ..................................................... 180 – –
Investment securities purchased ...................................................... 7,316 – 70,637
Variation margin on futures ........................................................... – – 142
Collateral obligation on securities loaned, at value ......................................... – 7,638 3,968
Floating rate notes issued ...................................................................
25,660 – –
Total Liabilities
36,649 51,779 76,966
Net Assets Applicable to Outstanding Shares ............................................
$ 553,126 $ 9,274,228 $ 584,465
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 632,738 $ 11,017,068 $ 708,537
Total distributable earnings (accumulated loss) .............................................
(79,612) (1,742,840) (124,072)
Total Net Assets
$ 553,126 $ 9,274,228 $ 584,465

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 328,411 $ 199,804 $ 69,698
Shares Issued and Outstanding ........................................................ 35,442 24,400 7,883
Net Asset Value per share ............................................................. $ 9 .27
(b)
$ 8 .19
(b)
$ 8 .84
(b)
Maximum Offering Price ..............................................................
$ 9 .63 $ 8 .38 $ 9 .18
Class C : Net Assets .......................................................................... $ 26,031 $ 18,318 N/A
Shares Issued and Outstanding ........................................................ 2,803 2,222
Net Asset Value per share .............................................................
$ 9 .29
(b)
$ 8 .24
(b)
Class J : Net Assets .......................................................................... N/A $ 84,794 $ 103,790
Shares Issued and Outstanding ........................................................ 10,328 11,644
Net Asset Value per share .............................................................
$ 8 .21
(b)
$ 8 .91
(b)
Institutional : Net Assets ..................................................................... $ 198,684 $ 636,066 $ 350,465
Shares Issued and Outstanding ........................................................ 21,425 77,410 39,663
Net Asset Value per share .............................................................
$ 9 .27 $ 8 .22 $ 8 .84
R-1 : Net Assets .............................................................................. N/A $ 7,203 $ 3,181
Shares Issued and Outstanding ........................................................ 876 360
Net Asset Value per share .............................................................
$ 8 .22 $ 8 .83
R-3 : Net Assets .............................................................................. N/A $ 10,025 $ 13,893
Shares Issued and Outstanding ........................................................ 1,217 1,584
Net Asset Value per share .............................................................
$ 8 .24 $ 8 .77
R-4 : Net Assets .............................................................................. N/A $ 10,822 $ 5,015
Shares Issued and Outstanding ........................................................ 1,315 558
Net Asset Value per share .............................................................
$ 8 .23 $ 8 .98
R-5 : Net Assets .............................................................................. N/A $ 18,198 $ 38,423
Shares Issued and Outstanding ........................................................ 2,217 4,374
Net Asset Value per share .............................................................
$ 8 .21 $ 8 .78
R-6 : Net Assets .............................................................................. N/A $ 8,288,998 N/A
Shares Issued and Outstanding ........................................................ 1,009,931
Net Asset Value per share .............................................................
$ 8 .21
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
(a)
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ..........................................................
$ 3,589,024 $ 4,168,728 $ 5,868,026
Investment in affiliated Funds--at cost ....................................................
$ 156,621 $ 91,593 $ 169,364
Foreign currency--at cost ..................................................................
$ 4,510 $ 13,155 $ –
Assets
Investment in securities--at value  .......................................................... $ 3,073,659
(b)
$ 3,895,552 $ 9,114,362
(b)
Investment in affiliated Funds--at value ..................................................... 156,621 91,593 169,364
Foreign currency--at value .................................................................. 4,301 13,225 –
Deposits with counterparty .................................................................. 2,687 – –
Receivables:
Dividends and interest ................................................................. 38,594 16,759 17,248
Expense reimbursement from Manager ............................................... 160 – 93
Expense reimbursement from Distributor ............................................. – 2 1
Foreign currency contracts ........................................................... 180 – –
Foreign tax refund ..................................................................... – 127 –
Fund shares sold ....................................................................... 1,996 1,270 3,388
Investment securities sold ............................................................. 7,809 5,932 15,436
Unrealized gain on unfunded commitments .......................................... 11 – –
Variation margin on futures ........................................................... 237 – –
Other assets .................................................................................. – 4 30
Prepaid expenses ............................................................................

Total Assets   3,286,255 4,024,481 9,319,922
Liabilities
Accrued management and investment advisory fees ........................................ 1,915 2,511 3,785
Accrued administrative service fees ........................................................ – 1 4
Accrued distribution fees .................................................................... 481 59 336
Accrued service fees ........................................................................ – 9 42
Accrued transfer agent fees ................................................................. 629 264 907
Accrued directors' expenses ................................................................. 5 6 19
Accrued foreign tax ......................................................................... – 1,608 –
Accrued professional fees ................................................................... 60 57 37
Accrued other expenses ..................................................................... 133 – 113
Cash overdraft ............................................................................... 222 – –
Payables:
Expense reimbursement to Manager .................................................. – 9 –
Foreign currency contracts ............................................................ 249 – –
Fund shares redeemed ................................................................. 5,061 1,811 7,397
Investment securities purchased ...................................................... 18,442 – 13,956
Unrealized loss on unfunded commitments ........................................... 30 – –
Variation margin on futures ........................................................... 169 – –
Collateral obligation on securities loaned, at value ......................................... 20,076 6 4,922
Total Liabilities
47,472 6,341 31,518
Net Assets Applicable to Outstanding Shares ............................................
$ 3,238,783 $ 4,018,140 $ 9,288,404
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,488,097 $ 4,429,576 $ 5,623,073
Total distributable earnings (accumulated loss) .............................................
(1,249,314) (411,436) 3,665,331
Total Net Assets
$ 3,238,783 $ 4,018,140 $ 9,288,404

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
(a)
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,156,493 $ 193,894 $ 1,176,246
Shares Issued and Outstanding ........................................................ 99,832 17,999 33,318
Net Asset Value per share ............................................................. $ 11 .58
(c)
$ 10 .77
(c)
$ 35 .30
(c)
Maximum Offering Price ..............................................................
$ 12 .03 $ 11 .40 $ 37 .35
Class C : Net Assets .......................................................................... $ 269,493 N/A $ 97,145
Shares Issued and Outstanding ........................................................ 23,407 2,838
Net Asset Value per share .............................................................
$ 11 .51
(c)
$ 34 .23
(c)
Class J : Net Assets .......................................................................... N/A $ 125,792 $ 76,630
Shares Issued and Outstanding ........................................................ 11,846 2,168
Net Asset Value per share .............................................................
$ 10 .62
(c)
$ 35 .34
(c)
Institutional : Net Assets ..................................................................... $ 1,769,364 $ 402,288 $ 7,731,338
Shares Issued and Outstanding ........................................................ 153,602 37,546 218,665
Net Asset Value per share .............................................................
$ 11 .52 $ 10 .71 $ 35 .36
R-1 : Net Assets .............................................................................. N/A $ 2,144 $ 1,942
Shares Issued and Outstanding ........................................................ 200 55
Net Asset Value per share .............................................................
$ 10 .72 $ 35 .14
R-3 : Net Assets .............................................................................. N/A $ 9,164 $ 30,045
Shares Issued and Outstanding ........................................................ 854 854
Net Asset Value per share .............................................................
$ 10 .74 $ 35 .18
R-4 : Net Assets .............................................................................. N/A $ 6,467 $ 27,590
Shares Issued and Outstanding ........................................................ 592 783
Net Asset Value per share .............................................................
$ 10 .93 $ 35 .26
R-5 : Net Assets .............................................................................. N/A $ 23,589 $ 147,468
Shares Issued and Outstanding ........................................................ 2,167 4,176
Net Asset Value per share .............................................................
$ 10 .89 $ 35 .31
R-6 : Net Assets .............................................................................. $ 43,433 $ 3,254,802 N/A
Shares Issued and Outstanding ........................................................ 3,774 303,427
Net Asset Value per share .............................................................
$ 11 .51 $ 10 .73
(a)
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
(a)
Global Real Estate
Securities Fund
Investment in securities--at cost ..........................................................
$ 393,026 $ 214,377 $ 2,205,893
Investment in affiliated Funds--at cost ....................................................
$ 32,519 $ 523 $ 24,613
Foreign currency--at cost ..................................................................
$ – $ 410 $ 3,928
Assets
Investment in securities--at value  .......................................................... $ 324,860 $ 188,974
(b)
$ 2,198,004
(b)
Investment in affiliated Funds--at value ..................................................... 32,519 523 24,613
Foreign currency--at value .................................................................. – 378 3,890
Cash ......................................................................................... 4,815 – 1
Deposits with counterparty .................................................................. 9,230 – –
Receivables:
Dividends and interest ................................................................. 6,165 161 3,444
Expense reimbursement from Manager ............................................... – 22 52
Expense reimbursement from Distributor ............................................. – 1 –
Foreign currency contracts ........................................................... 444 – –
Foreign tax refund ..................................................................... – 71 –
Fund shares sold ....................................................................... 162 97 3,604
Interfund lending ...................................................................... – 8,820 –
Investment securities sold ............................................................. 7,546 6 8,223
Variation margin on futures ........................................................... 193 – –
Variation margin on swaps ............................................................ 122 – –
Total Assets   386,056 199,053 2,241,831
Liabilities
Accrued management and investment advisory fees ........................................ 242 181 1,606
Accrued administrative service fees ........................................................ – 1 –
Accrued distribution fees .................................................................... – 23 18
Accrued service fees ........................................................................ – 3 1
Accrued transfer agent fees ................................................................. 48 89 439
Accrued directors' expenses ................................................................. 1 1 3
Accrued foreign tax ......................................................................... – 1,028 –
Accrued professional fees ................................................................... 39 26 31
Accrued other expenses ..................................................................... 43 14 174
Cash overdraft ............................................................................... 131 – –
Payables:
Foreign currency contracts ............................................................ 853 – –
Fund shares redeemed ................................................................. 662 156 1,500
Investment securities purchased ...................................................... 5,457 – 17,414
Variation margin on swaps ............................................................ 8 – –
Collateral obligation on securities loaned, at value ......................................... – 549 213
Total Liabilities
7,484 2,071 21,399
Net Assets Applicable to Outstanding Shares ............................................
$ 378,572 $ 196,982 $ 2,220,432
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 533,875 $ 233,943 $ 2,235,652
Total distributable earnings (accumulated loss) .............................................
(155,303) (36,961) (15,220)
Total Net Assets
$ 378,572 $ 196,982 $ 2,220,432

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
(a)
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 60,893 $ 82,943
Shares Issued and Outstanding ........................................................ 3,035 10,784
Net Asset Value per share ............................................................. $ 20 .06
(c)
$ 7 .69
(c)
Maximum Offering Price ..............................................................
$ 21 .23 $ 8 .14
Class J : Net Assets .......................................................................... N/A $ 61,730 N/A
Shares Issued and Outstanding ........................................................ 3,211
Net Asset Value per share .............................................................
$ 19 .23
(c)
Institutional : Net Assets ..................................................................... $ 378,572 $ 60,449 $ 1,422,719
Shares Issued and Outstanding ........................................................ 47,785 3,044 169,910
Net Asset Value per share .............................................................
$ 7 .92 $ 19 .86 $ 8 .37
R-1 : Net Assets .............................................................................. N/A $ 1,114 N/A
Shares Issued and Outstanding ........................................................ 57
Net Asset Value per share .............................................................
$ 19 .70
R-3 : Net Assets .............................................................................. N/A $ 3,733 $ 578
Shares Issued and Outstanding ........................................................ 189 70
Net Asset Value per share .............................................................
$ 19 .79 $ 8 .31
R-4 : Net Assets .............................................................................. N/A $ 2,335 $ 554
Shares Issued and Outstanding ........................................................ 117 66
Net Asset Value per share .............................................................
$ 19 .94 $ 8 .33
R-5 : Net Assets .............................................................................. N/A $ 4,563 $ 5,935
Shares Issued and Outstanding ........................................................ 229 711
Net Asset Value per share .............................................................
$ 19 .93 $ 8 .35
R-6 : Net Assets .............................................................................. N/A $ 2,165 $ 707,703
Shares Issued and Outstanding ........................................................ 109 84,439
Net Asset Value per share .............................................................
$ 19 .88 $ 8 .38
(a)
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ..........................................................
$ 938,391 $ 1,246,699 $ 3,429,935
Investment in affiliated Funds--at cost ....................................................
$ 9,538 $ – $ 66,206
Repurchase agreements--at cost ..........................................................
$ – $ 1,740,000 $ –
Assets
Investment in securities--at value  .......................................................... $ 816,078 $ 1,246,699 $ 3,004,511
(a)
Investment in affiliated Funds--at value ..................................................... 9,538 – 66,206
Repurchase agreements--at value ........................................................... – 1,740,000 –
Cash ......................................................................................... – 162 747
Deposits with counterparty .................................................................. 1,060 – 7,613
Receivables:
Dividends and interest ................................................................. 2,442 670 47,030
Expense reimbursement from Manager ............................................... 1 – 39
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 552 – 585
Investment securities sold ............................................................. – – 15,454
Variation margin on futures ........................................................... 191 – –
Variation margin on swaps ............................................................ – – 56
Other assets .................................................................................. 18 – –
Total Assets   829,881 2,987,531 3,142,241
Liabilities
Accrued management and investment advisory fees ........................................ 319 413 1,578
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 34 – –
Accrued service fees ........................................................................ 4 – –
Accrued transfer agent fees ................................................................. 142 1 18
Accrued directors' expenses ................................................................. 1 6 4
Accrued professional fees ................................................................... 40 31 43
Accrued other expenses ..................................................................... 25 14 42
Cash overdraft ............................................................................... 24 – –
Payables:
Dividends payable ..................................................................... 460 7,183 –
Expense reimbursement to Manager .................................................. – 256 –
Fund shares redeemed ................................................................. 798 – 1,842
Investment securities purchased ...................................................... 56,615 – 23,714
Variation margin on futures ........................................................... 342 – –
Variation margin on swaps ............................................................ – – 454
Collateral obligation on securities loaned, at value ......................................... – – 34,967
Total Liabilities
58,805 7,904 62,662
Net Assets Applicable to Outstanding Shares ............................................
$ 771,076 $ 2,979,627 $ 3,079,579
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,054,466 $ 2,979,627 $ 3,848,829
Total distributable earnings (accumulated loss) .............................................
(283,390) – (769,250)
Total Net Assets
$ 771,076 $ 2,979,627 $ 3,079,579

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,025,000 20,400,000 700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 172,969 N/A N/A
Shares Issued and Outstanding ........................................................ 20,078
Net Asset Value per share ............................................................. $ 8 .62
(b)
Maximum Offering Price ..............................................................
$ 8 .82
Class J : Net Assets .......................................................................... $ 77,181 N/A N/A
Shares Issued and Outstanding ........................................................ 8,934
Net Asset Value per share .............................................................
$ 8 .64
(b)
Institutional : Net Assets ..................................................................... $ 500,833 $ 2,979,627 $ 3,079,579
Shares Issued and Outstanding ........................................................ 58,031 2,979,627 391,561
Net Asset Value per share .............................................................
$ 8 .63 $ 1 .00 $ 7 .86
R-1 : Net Assets .............................................................................. $ 2,393 N/A N/A
Shares Issued and Outstanding ........................................................ 277
Net Asset Value per share .............................................................
$ 8 .64
R-3 : Net Assets .............................................................................. $ 3,656 N/A N/A
Shares Issued and Outstanding ........................................................ 423
Net Asset Value per share .............................................................
$ 8 .64
R-4 : Net Assets .............................................................................. $ 5,283 N/A N/A
Shares Issued and Outstanding ........................................................ 611
Net Asset Value per share .............................................................
$ 8 .64
R-5 : Net Assets .............................................................................. $ 8,761 N/A N/A
Shares Issued and Outstanding ........................................................ 1,014
Net Asset Value per share .............................................................
$ 8 .64
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Investment in securities--at cost ..........................................................
$ 2,406,118 $ 1,826,206 $ 297,589
Investment in affiliated Funds--at cost ....................................................
$ 38,345 $ 25,293 $ 704
Foreign currency--at cost ..................................................................
$ – $ 347 $ –
Assets
Investment in securities--at value  .......................................................... $ 2,103,999
(a)
$ 1,649,648 $ 273,683
Investment in affiliated Funds--at value ..................................................... 38,345 25,293 704
Foreign currency--at value .................................................................. – 338 –
Cash ......................................................................................... 516 1 –
Deposits with counterparty .................................................................. – 3,669 –
Receivables:
Dividends and interest ................................................................. 32,658 2,603 1,101
Expense reimbursement from Manager ............................................... 23 – 1
Foreign currency contracts ........................................................... – 38 –
Fund shares sold ....................................................................... 18,956 104 158
Investment securities sold ............................................................. 13,032 40,182 48
Variation margin on futures ........................................................... – 238 –
Variation margin on swaps ............................................................ – 343 –
Total Assets   2,207,529 1,722,457 275,695
Liabilities
Accrued management and investment advisory fees ........................................ 932 526 151
Accrued administrative service fees ........................................................ – 1 –
Accrued distribution fees .................................................................... 124 4 1
Accrued service fees ........................................................................ – 3 1
Accrued transfer agent fees ................................................................. 582 11 13
Accrued directors' expenses ................................................................. 3 2 –
Accrued foreign tax ......................................................................... – – 86
Accrued professional fees ................................................................... 40 39 31
Accrued other expenses ..................................................................... 53 24 12
Deposits from counterparty ................................................................. 260 1,082 –
Payables:
Dividends payable ..................................................................... 10,852 – –
Foreign currency contracts ............................................................ 97 160 –
Fund shares redeemed ................................................................. 4,521 2,294 509
Investment securities purchased ...................................................... 693 59,524 –
Options and swaptions contracts written  (premiums received $ 0 , $ 6,777 and $ 0 ) ... – 8,123 –
Variation margin on futures ........................................................... – 449 –
Variation margin on swaps ............................................................ – 151 –
Collateral obligation on securities loaned, at value ......................................... 25,255 3 –
Total Liabilities
43,412 72,396 804
Net Assets Applicable to Outstanding Shares ............................................
$ 2,164,117 $ 1,650,061 $ 274,891
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,712,986 $ 1,766,696 $ 316,380
Total distributable earnings (accumulated loss) .............................................
(548,869) (116,635) (41,489)
Total Net Assets
$ 2,164,117 $ 1,650,061 $ 274,891

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 426,999 N/A N/A
Shares Issued and Outstanding ........................................................ 67,836
Net Asset Value per share ............................................................. $ 6 .29
(b)
Maximum Offering Price ..............................................................
$ 6 .54
Class C : Net Assets .......................................................................... $ 39,928 N/A N/A
Shares Issued and Outstanding ........................................................ 6,260
Net Asset Value per share .............................................................
$ 6 .38
(b)
Class J : Net Assets .......................................................................... N/A $ 18,034 N/A
Shares Issued and Outstanding ........................................................ 2,364
Net Asset Value per share .............................................................
$ 7 .63
(b)
Institutional : Net Assets ..................................................................... $ 1,140,046 $ 1,616,313 $ 88,476
Shares Issued and Outstanding ........................................................ 182,692 199,776 7,869
Net Asset Value per share .............................................................
$ 6 .24 $ 8 .09 $ 11 .24
R-1 : Net Assets .............................................................................. N/A $ 663 $ 944
Shares Issued and Outstanding ........................................................ 89 84
Net Asset Value per share .............................................................
$ 7 .44 $ 11 .18
R-3 : Net Assets .............................................................................. N/A $ 6,749 $ 1,649
Shares Issued and Outstanding ........................................................ 880 147
Net Asset Value per share .............................................................
$ 7 .67 $ 11 .21
R-4 : Net Assets .............................................................................. N/A $ 4,051 $ 1,867
Shares Issued and Outstanding ........................................................ 521 166
Net Asset Value per share .............................................................
$ 7 .78 $ 11 .24
R-5 : Net Assets .............................................................................. N/A $ 4,251 $ 487
Shares Issued and Outstanding ........................................................ 538 43
Net Asset Value per share .............................................................
$ 7 .90 $ 11 .26
R-6 : Net Assets .............................................................................. $ 557,144 N/A $ 181,468
Shares Issued and Outstanding ........................................................ 89,284 16,135
Net Asset Value per share .............................................................
$ 6 .24 $ 11 .25
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 7,552,108 $ 2,503,569 $ 2,471,522
Investment in affiliated Funds--at cost ....................................................
$ 186,380 $ 51,660 $ 99,651
Assets
Investment in securities--at value  .......................................................... $ 9,393,484
(a)
$ 5,479,318 $ 2,642,346
(a)
Investment in affiliated Funds--at value ..................................................... 186,380 51,660 99,651
Cash ......................................................................................... – 6,116 72
Deposits with counterparty .................................................................. 4,380 3,280 910
Receivables:
Dividends and interest ................................................................. 2,157 4,152 2,306
Expense reimbursement from Manager ............................................... 126 – 145
Expense reimbursement from Distributor ............................................. 4 13 1
Fund shares sold ....................................................................... 1,373 2,641 351
Interfund lending ...................................................................... – 12,115 –
Investment securities sold ............................................................. 47,787 – –
Variation margin on futures ........................................................... – 111 –
Other assets .................................................................................. 13 3 –
Total Assets   9,635,704 5,559,409 2,745,782
Liabilities
Accrued management and investment advisory fees ........................................ 4,719 658 1,698
Accrued administrative service fees ........................................................ 8 15 1
Accrued distribution fees .................................................................... 132 242 12
Accrued service fees ........................................................................ 57 104 4
Accrued transfer agent fees ................................................................. 663 369 63
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 15 8 4
Accrued professional fees ................................................................... 45 22 21
Accrued other expenses ..................................................................... 54 70 31
Payables:
Fund shares redeemed ................................................................. 4,117 6,081 1,496
Investment securities purchased ...................................................... 41,614 3,560 5,762
Variation margin on futures ........................................................... 618 572 128
Collateral obligation on securities loaned, at value ......................................... 20,853 – 1,483
Total Liabilities
72,896 11,701 10,703
Net Assets Applicable to Outstanding Shares ............................................
$ 9,562,808 $ 5,547,708 $ 2,735,079
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 6,809,147 $ 2,469,077 $ 2,348,455
Total distributable earnings (accumulated loss) .............................................
2,753,661 3,078,631 386,624
Total Net Assets
$ 9,562,808 $ 5,547,708 $ 2,735,079

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 389,907 $ 544,686 N/A
Shares Issued and Outstanding ........................................................ 27,459 27,358
Net Asset Value per share ............................................................. $ 14 .20
(b)
$ 19 .91
(b)
Maximum Offering Price ..............................................................
$ 15 .03 $ 20 .21
Class C : Net Assets .......................................................................... N/A $ 45,234 N/A
Shares Issued and Outstanding ........................................................ 2,360
Net Asset Value per share .............................................................
$ 19 .17
(b)
Class J : Net Assets .......................................................................... $ 269,806 $ 810,657 $ 82,605
Shares Issued and Outstanding ........................................................ 24,149 41,256 4,588
Net Asset Value per share .............................................................
$ 11 .17
(b)
$ 19 .65
(b)
$ 18 .01
(b)
Institutional : Net Assets ..................................................................... $ 2,371,763 $ 3,639,186 $ 2,634,970
Shares Issued and Outstanding ........................................................ 157,575 182,520 143,518
Net Asset Value per share .............................................................
$ 15 .05 $ 19 .94 $ 18 .36
R-1 : Net Assets .............................................................................. $ 8,728 $ 11,720 $ 4,060
Shares Issued and Outstanding ........................................................ 759 592 223
Net Asset Value per share .............................................................
$ 11 .51 $ 19 .78 $ 18 .21
R-3 : Net Assets .............................................................................. $ 58,977 $ 133,978 $ 6,078
Shares Issued and Outstanding ........................................................ 4,609 6,728 314
Net Asset Value per share .............................................................
$ 12 .80 $ 19 .91 $ 19 .36
R-4 : Net Assets .............................................................................. $ 47,601 $ 105,613 $ 1,934
Shares Issued and Outstanding ........................................................ 3,580 5,275 106
Net Asset Value per share .............................................................
$ 13 .30 $ 20 .02 $ 18 .32
R-5 : Net Assets .............................................................................. $ 158,035 $ 256,634 $ 5,432
Shares Issued and Outstanding ........................................................ 11,169 12,658 293
Net Asset Value per share .............................................................
$ 14 .15 $ 20 .27 $ 18 .52
R-6 : Net Assets .............................................................................. $ 6,257,991 N/A N/A
Shares Issued and Outstanding ........................................................ 415,298
Net Asset Value per share .............................................................
$ 15 .07
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 11,437,915 $ 223,276 $ 984,958
Investment in affiliated Funds--at cost ....................................................
$ 1 $ 11,495 $ 36,946
Assets
Investment in securities--at value  .......................................................... $ 18,502,738
(a)
$ 226,971
(a)
$ 1,130,961
(a)
Investment in affiliated Funds--at value ..................................................... 1 11,495 36,946
Cash ......................................................................................... 176 – –
Deposits with counterparty .................................................................. – – 648
Receivables:
Dividends and interest ................................................................. 3,076 19 256
Expense reimbursement from Manager ............................................... – – 19
Expense reimbursement from Distributor ............................................. 5 1 1
Fund shares sold ....................................................................... 18,533 406 103
Investment securities sold ............................................................. 13,164 7,452 5,485
Other assets .................................................................................. 6 – –
Total Assets   18,537,699 246,344 1,174,419
Liabilities
Accrued management and investment advisory fees ........................................ 8,769 125 797
Accrued administrative service fees ........................................................ 25 1 1
Accrued distribution fees .................................................................... 429 14 6
Accrued service fees ........................................................................ 96 6 2
Accrued transfer agent fees ................................................................. 2,682 43 11
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 29 – 2
Accrued professional fees ................................................................... 25 21 21
Accrued other expenses ..................................................................... 364 13 21
Payables:
Borrowing ............................................................................. 12,115 – –
Expense reimbursement to Manager .................................................. – 3 –
Fund shares redeemed ................................................................. 14,952 258 654
Investment securities purchased ...................................................... – 7,965 1,357
Variation margin on futures ........................................................... – – 7
Collateral obligation on securities loaned, at value ......................................... 160 1,674 3,514
Total Liabilities
39,647 10,123 6,393
Net Assets Applicable to Outstanding Shares ............................................
$ 18,498,052 $ 236,221 $ 1,168,026
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 10,914,393 $ 261,800 $ 1,017,010
Total distributable earnings (accumulated loss) .............................................
7,583,659 (25,579) 151,016
Total Net Assets
$ 18,498,052 $ 236,221 $ 1,168,026

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,591,916 N/A N/A
Shares Issued and Outstanding ........................................................ 51,835
Net Asset Value per share ............................................................. $ 30 .71
(b)
Maximum Offering Price ..............................................................
$ 32 .50
Class C : Net Assets .......................................................................... $ 40,097 N/A N/A
Shares Issued and Outstanding ........................................................ 1,531
Net Asset Value per share .............................................................
$ 26 .19
(b)
Class J : Net Assets .......................................................................... $ 292,151 $ 81,825 $ 38,816
Shares Issued and Outstanding ........................................................ 9,924 14,187 5,327
Net Asset Value per share .............................................................
$ 29 .44
(b)
$ 5 .77
(b)
$ 7 .29
(b)
Institutional : Net Assets ..................................................................... $ 10,110,818 $ 125,149 $ 1,120,495
Shares Issued and Outstanding ........................................................ 317,151 14,408 105,795
Net Asset Value per share .............................................................
$ 31 .88 $ 8 .69 $ 10 .59
R-1 : Net Assets .............................................................................. $ 83,862 $ 881 $ 1,248
Shares Issued and Outstanding ........................................................ 3,064 148 175
Net Asset Value per share .............................................................
$ 27 .37 $ 5 .94 $ 7 .12
R-3 : Net Assets .............................................................................. $ 44,432 $ 17,879 $ 3,568
Shares Issued and Outstanding ........................................................ 1,497 2,334 389
Net Asset Value per share .............................................................
$ 29 .68 $ 7 .66 $ 9 .17
R-4 : Net Assets .............................................................................. $ 48,916 $ 4,709 $ 1,379
Shares Issued and Outstanding ........................................................ 1,560 556 141
Net Asset Value per share .............................................................
$ 31 .36 $ 8 .45 $ 9 .75
R-5 : Net Assets .............................................................................. $ 296,351 $ 5,778 $ 2,520
Shares Issued and Outstanding ........................................................ 9,496 641 239
Net Asset Value per share .............................................................
$ 31 .21 $ 9 .02 $ 10 .54
R-6 : Net Assets .............................................................................. $ 5,989,509 N/A N/A
Shares Issued and Outstanding ........................................................ 187,732
Net Asset Value per share .............................................................
$ 31 .90
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 982,829 $ 3,371,031 $ 978,163
Investment in affiliated Funds--at cost ....................................................
$ 36,160 $ 108,689 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,207,024
(a)
$ 3,543,045
(a)
$ 978,163
Investment in affiliated Funds--at value ..................................................... 36,160 108,689 –
Cash ......................................................................................... – 229 29
Deposits with counterparty .................................................................. 2,039 1,539 –
Receivables:
Dividends and interest ................................................................. 595 2,089 118
Expense reimbursement from Manager ............................................... – 156 2
Expense reimbursement from Distributor ............................................. 2 3 79
Fund shares sold ....................................................................... 1,081 3,772 4,935
Investment securities sold ............................................................. 146 16,485 –
Other assets .................................................................................. – – 26
Total Assets   1,247,047 3,676,007 983,352
Liabilities
Accrued management and investment advisory fees ........................................ 151 1,866 324
Accrued administrative service fees ........................................................ 7 2 –
Accrued distribution fees .................................................................... 34 35 79
Accrued service fees ........................................................................ 43 10 –
Accrued transfer agent fees ................................................................. 57 250 151
Accrued directors' expenses ................................................................. 2 7 2
Accrued professional fees ................................................................... 21 18 30
Accrued other expenses ..................................................................... 24 63 24
Payables:
Dividends payable ..................................................................... – – 1,998
Fund shares redeemed ................................................................. 615 2,652 2,083
Investment securities purchased ...................................................... 73 31,108 –
Variation margin on futures ........................................................... 21 16 –
Collateral obligation on securities loaned, at value ......................................... 6,687 4,392 –
Total Liabilities
7,735 40,419 4,691
Net Assets Applicable to Outstanding Shares ............................................
$ 1,239,312 $ 3,635,588 $ 978,661
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 943,389 $ 3,243,095 $ 978,661
Total distributable earnings (accumulated loss) .............................................
295,923 392,493 –
Total Net Assets
$ 1,239,312 $ 3,635,588 $ 978,661
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 46,917 $ 352,832
Shares Issued and Outstanding ........................................................ 2,891 352,832
Net Asset Value per share ............................................................. $ 16 .23
(b)
$ 1 .00
(b)
Maximum Offering Price ..............................................................
$ 17 .17 $ 1 .00
Class J : Net Assets .......................................................................... $ 127,212 $ 180,636 $ 625,829
Shares Issued and Outstanding ........................................................ 6,265 11,250 625,829
Net Asset Value per share .............................................................
$ 20 .31
(b)
$ 16 .06
(b)
$ 1 .00
(b)
Institutional : Net Assets ..................................................................... $ 188,790 $ 1,106,800 N/A
Shares Issued and Outstanding ........................................................ 8,942 67,940
Net Asset Value per share .............................................................
$ 21 .11 $ 16 .29
R-1 : Net Assets .............................................................................. $ 5,539 $ 2,503 N/A
Shares Issued and Outstanding ........................................................ 266 163
Net Asset Value per share .............................................................
$ 20 .81 $ 15 .39
R-3 : Net Assets .............................................................................. $ 67,797 $ 11,582 N/A
Shares Issued and Outstanding ........................................................ 3,143 725
Net Asset Value per share .............................................................
$ 21 .57 $ 15 .98
R-4 : Net Assets .............................................................................. $ 42,003 $ 9,611 N/A
Shares Issued and Outstanding ........................................................ 1,935 599
Net Asset Value per share .............................................................
$ 21 .70 $ 16 .04
R-5 : Net Assets .............................................................................. $ 95,818 $ 28,272 N/A
Shares Issued and Outstanding ........................................................ 4,365 1,749
Net Asset Value per share .............................................................
$ 21 .95 $ 16 .16
R-6 : Net Assets .............................................................................. $ 712,153 $ 2,249,267 N/A
Shares Issued and Outstanding ........................................................ 33,742 137,711
Net Asset Value per share .............................................................
$ 21 .11 $ 16 .33
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 1,922,112 $ 2,068,848 $ –
Investment in affiliated Funds--at cost ....................................................
$ 34,824 $ 93,232 $ 564,360
Foreign currency--at cost ..................................................................
$ 3,244 $ 160 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,669,601
(a)
$ 3,055,034
(a)
$ –
Investment in affiliated Funds--at value ..................................................... 34,824 93,232 521,827
Foreign currency--at value .................................................................. 3,228 159 –
Cash ......................................................................................... 1 – –
Deposits with counterparty .................................................................. 364 – –
Receivables:
Dividends and interest ................................................................. 7,414 2,037 641
Expense reimbursement from Manager ............................................... 50 – 2
Expense reimbursement from Distributor ............................................. – – 3
Fund shares sold ....................................................................... 303 1,525 105
Investment securities sold ............................................................. 13,427 22,084 1,066
Other assets .................................................................................. – 5 –
Total Assets   1,729,212 3,174,076 523,644
Liabilities
Accrued management and investment advisory fees ........................................ 1,344 1,117 –
Accrued administrative service fees ........................................................ – 2 2
Accrued distribution fees .................................................................... – 234 29
Accrued service fees ........................................................................ – 11 7
Accrued transfer agent fees ................................................................. 67 234 16
Accrued directors' expenses ................................................................. 3 5 1
Accrued professional fees ................................................................... 55 21 16
Accrued other expenses ..................................................................... 163 30 17
Payables:
Fund shares redeemed ................................................................. 648 3,031 1,171
Investment securities purchased ...................................................... 19,340 28,798 641
Variation margin on futures ........................................................... 63 – –
Collateral obligation on securities loaned, at value ......................................... 2,816 1,893 –
Total Liabilities
24,499 35,376 1,900
Net Assets Applicable to Outstanding Shares ............................................
$ 1,704,713 $ 3,138,700 $ 521,744
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,868,680 $ 2,279,695 $ 542,599
Total distributable earnings (accumulated loss) .............................................
(163,967) 859,005 (20,855)
Total Net Assets
$ 1,704,713 $ 3,138,700 $ 521,744

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 725,000 850,000 650,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 1,037,510 $ 22,189
Shares Issued and Outstanding ........................................................ 19,361 1,996
Net Asset Value per share ............................................................. $ 53.59
(b)
$ 11.12
(b)
Maximum Offering Price ..............................................................
$ 56.71 $ 11.55
Class C: Net Assets .......................................................................... N/A $ 22,051 N/A
Shares Issued and Outstanding ........................................................ 711
Net Asset Value per share .............................................................
$ 31.00
(b)
Class J: Net Assets .......................................................................... N/A N/A $ 162,058
Shares Issued and Outstanding ........................................................ 14,764
Net Asset Value per share .............................................................
$ 10.98
(b)
Institutional: Net Assets ..................................................................... $ 1,703,672 $ 2,022,614 $ 302,641
Shares Issued and Outstanding ........................................................ 191,471 36,332 27,411
Net Asset Value per share .............................................................
$ 8.90 $ 55.67 $ 11.04
R-1: Net Assets .............................................................................. $ 32 $ 1,343 $ 2,703
Shares Issued and Outstanding ........................................................ 4 25 246
Net Asset Value per share .............................................................
$ 8.77 $ 53.35 $ 10.98
R-3: Net Assets .............................................................................. $ 464 $ 19,275 $ 14,052
Shares Issued and Outstanding ........................................................ 53 360 1,286
Net Asset Value per share .............................................................
$ 8.78 $ 53.61 $ 10.93
R-4: Net Assets .............................................................................. $ 545 $ 8,365 $ 4,538
Shares Issued and Outstanding ........................................................ 62 154 414
Net Asset Value per share .............................................................
$ 8.84 $ 54.49 $ 10.97
R-5: Net Assets .............................................................................. N/A $ 27,542 $ 13,563
Shares Issued and Outstanding ........................................................ 502 1,234
Net Asset Value per share .............................................................
$ 54.88 $ 10.99
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ....................................................
$ 267,098 $ 2,627,061 $ 1,497,039
Assets
Investment in affiliated Funds--at value ..................................................... $ 271,096 $ 2,633,245 $ 1,516,281
Receivables:
Dividends and interest ................................................................. 320 2,772 1,374
Expense reimbursement from Distributor ............................................. – 11 –
Fund shares sold ....................................................................... 29 82 520
Investment securities sold ............................................................. 657 2,686 –
Total Assets   272,102 2,638,796 1,518,175
Liabilities
Accrued administrative service fees ........................................................ 2 9 9
Accrued distribution fees .................................................................... 5 126 26
Accrued service fees ........................................................................ 10 47 49
Accrued transfer agent fees ................................................................. 1 67 5
Accrued directors' expenses ................................................................. – 4 2
Accrued professional fees ................................................................... 15 17 16
Accrued other expenses ..................................................................... 3 21 5
Payables:
Fund shares redeemed ................................................................. 687 2,771 445
Investment securities purchased ...................................................... 320 2,771 1,447
Total Liabilities
1,043 5,833 2,004
Net Assets Applicable to Outstanding Shares ............................................
$ 271,059 $ 2,632,963 $ 1,516,171
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 250,583 $ 2,425,530 $ 1,405,952
Total distributable earnings (accumulated loss) .............................................
20,476 207,433 110,219
Total Net Assets
$ 271,059 $ 2,632,963 $ 1,516,171
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 88,607 N/A
Shares Issued and Outstanding ........................................................ 7,299
Net Asset Value per share ............................................................. $ 12 .14
(a)
Maximum Offering Price ..............................................................
$ 12 .61
Class J : Net Assets .......................................................................... N/A $ 679,727 N/A
Shares Issued and Outstanding ........................................................ 56,834
Net Asset Value per share .............................................................
$ 11 .96
(a)
Institutional : Net Assets ..................................................................... $ 223,930 $ 1,640,911 $ 1,283,002
Shares Issued and Outstanding ........................................................ 27,043 136,100 122,598
Net Asset Value per share .............................................................
$ 8 .28 $ 12 .06 $ 10 .47
R-1 : Net Assets .............................................................................. $ 2,042 $ 11,554 $ 6,575
Shares Issued and Outstanding ........................................................ 255 967 648
Net Asset Value per share .............................................................
$ 8 .00 $ 11 .95 $ 10 .14
R-3 : Net Assets .............................................................................. $ 19,212 $ 77,582 $ 98,077
Shares Issued and Outstanding ........................................................ 2,397 6,526 9,639
Net Asset Value per share .............................................................
$ 8 .02 $ 11 .89 $ 10 .18
R-4 : Net Assets .............................................................................. $ 7,376 $ 31,027 $ 38,530
Shares Issued and Outstanding ........................................................ 909 2,599 3,733
Net Asset Value per share .............................................................
$ 8 .11 $ 11 .94 $ 10 .32
R-5 : Net Assets .............................................................................. $ 18,499 $ 103,555 $ 89,987
Shares Issued and Outstanding ........................................................ 2,276 8,650 8,683
Net Asset Value per share .............................................................
$ 8 .13 $ 11 .97 $ 10 .36
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ....................................................
$ 4,976,119 $ 1,492,972 $ 3,578,543
Assets
Investment in affiliated Funds--at value ..................................................... $ 4,986,745 $ 1,514,220 $ 3,807,559
Receivables:
Dividends and interest ................................................................. 4,304 944 1,406
Expense reimbursement from Manager ............................................... – – 1
Expense reimbursement from Distributor ............................................. 17 – 12
Fund shares sold ....................................................................... 438 129 516
Investment securities sold ............................................................. 3,236 906 1,923
Total Assets   4,994,740 1,516,199 3,811,417
Liabilities
Accrued administrative service fees ........................................................ 14 8 11
Accrued distribution fees .................................................................... 192 22 137
Accrued service fees ........................................................................ 78 44 61
Accrued transfer agent fees ................................................................. 136 8 122
Accrued directors' expenses ................................................................. 8 2 5
Accrued professional fees ................................................................... 17 16 16
Accrued other expenses ..................................................................... 29 4 22
Payables:
Fund shares redeemed ................................................................. 3,669 1,033 2,434
Investment securities purchased ...................................................... 4,304 944 1,407
Total Liabilities
8,447 2,081 4,215
Net Assets Applicable to Outstanding Shares ............................................
$ 4,986,293 $ 1,514,118 $ 3,807,202
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,575,336 $ 1,405,224 $ 3,321,662
Total distributable earnings (accumulated loss) .............................................
410,957 108,894 485,540
Total Net Assets
$ 4,986,293 $ 1,514,118 $ 3,807,202
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 129,354 N/A $ 101,428
Shares Issued and Outstanding ........................................................ 9,863 7,319
Net Asset Value per share ............................................................. $ 13 .12
(a)
$ 13 .86
(a)
Maximum Offering Price ..............................................................
$ 13 .88 $ 14 .67
Class J : Net Assets .......................................................................... $ 1,041,206 N/A $ 724,982
Shares Issued and Outstanding ........................................................ 79,864 51,543
Net Asset Value per share .............................................................
$ 13 .04
(a)
$ 14 .07
(a)
Institutional : Net Assets ..................................................................... $ 3,437,305 $ 1,301,768 $ 2,684,679
Shares Issued and Outstanding ........................................................ 262,342 113,879 188,483
Net Asset Value per share .............................................................
$ 13 .10 $ 11 .43 $ 14 .24
R-1 : Net Assets .............................................................................. $ 16,009 $ 6,498 $ 12,069
Shares Issued and Outstanding ........................................................ 1,238 586 861
Net Asset Value per share .............................................................
$ 12 .94 $ 11 .11 $ 14 .02
R-3 : Net Assets .............................................................................. $ 125,371 $ 85,620 $ 96,348
Shares Issued and Outstanding ........................................................ 9,650 7,669 6,904
Net Asset Value per share .............................................................
$ 12 .99 $ 11 .17 $ 13 .95
R-4 : Net Assets .............................................................................. $ 52,612 $ 34,077 $ 40,589
Shares Issued and Outstanding ........................................................ 3,865 3,016 2,896
Net Asset Value per share .............................................................
$ 13 .61 $ 11 .30 $ 14 .02
R-5 : Net Assets .............................................................................. $ 184,436 $ 86,155 $ 147,107
Shares Issued and Outstanding ........................................................ 14,113 7,596 10,407
Net Asset Value per share .............................................................
$ 13 .07 $ 11 .34 $ 14 .13
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ....................................................
$ 1,150,743 $ 2,339,893 $ 721,630
Assets
Investment in affiliated Funds--at value ..................................................... $ 1,172,563 $ 2,489,925 $ 708,387
Receivables:
Dividends and interest ................................................................. 220 204 58
Expense reimbursement from Manager ............................................... – 6 –
Expense reimbursement from Distributor ............................................. – 4 –
Fund shares sold ....................................................................... 176 389 134
Investment securities sold ............................................................. 322 712 178
Total Assets   1,173,281 2,491,240 708,757
Liabilities
Accrued administrative service fees ........................................................ 6 8 4
Accrued distribution fees .................................................................... 16 67 10
Accrued service fees ........................................................................ 33 44 19
Accrued transfer agent fees ................................................................. 7 98 7
Accrued directors' expenses ................................................................. 1 4 1
Accrued professional fees ................................................................... 16 16 16
Accrued other expenses ..................................................................... 6 19 4
Payables:
Fund shares redeemed ................................................................. 495 1,095 307
Investment securities purchased ...................................................... 221 204 58
Total Liabilities
801 1,555 426
Net Assets Applicable to Outstanding Shares ............................................
$ 1,172,480 $ 2,489,685 $ 708,331
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,072,364 $ 2,160,336 $ 676,586
Total distributable earnings (accumulated loss) .............................................
100,116 329,349 31,745
Total Net Assets
$ 1,172,480 $ 2,489,685 $ 708,331
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 87,266 N/A
Shares Issued and Outstanding ........................................................ 5,887
Net Asset Value per share ............................................................. $ 14 .82
(a)
Maximum Offering Price ..............................................................
$ 15 .68
Class J : Net Assets .......................................................................... N/A $ 235,469 N/A
Shares Issued and Outstanding ........................................................ 16,555
Net Asset Value per share .............................................................
$ 14 .22
(a)
Institutional : Net Assets ..................................................................... $ 1,010,879 $ 1,951,777 $ 613,004
Shares Issued and Outstanding ........................................................ 81,323 132,069 44,576
Net Asset Value per share .............................................................
$ 12 .43 $ 14 .78 $ 13 .75
R-1 : Net Assets .............................................................................. $ 3,916 $ 10,416 $ 2,912
Shares Issued and Outstanding ........................................................ 328 718 222
Net Asset Value per share .............................................................
$ 11 .93 $ 14 .53 $ 13 .12
R-3 : Net Assets .............................................................................. $ 66,131 $ 71,732 $ 38,419
Shares Issued and Outstanding ........................................................ 5,506 4,948 2,896
Net Asset Value per share .............................................................
$ 12 .01 $ 14 .50 $ 13 .27
R-4 : Net Assets .............................................................................. $ 22,059 $ 33,403 $ 13,440
Shares Issued and Outstanding ........................................................ 1,813 2,283 999
Net Asset Value per share .............................................................
$ 12 .17 $ 14 .63 $ 13 .46
R-5 : Net Assets .............................................................................. $ 69,495 $ 99,622 $ 40,556
Shares Issued and Outstanding ........................................................ 5,698 6,783 3,000
Net Asset Value per share .............................................................
$ 12 .20 $ 14 .69 $ 13 .52
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ....................................................
$ 700,927 $ 107,014 $ 176,070
Assets
Investment in affiliated Funds--at value ..................................................... $ 665,623 $ 94,850 $ 161,301
Receivables:
Dividends and interest ................................................................. 54 7 48
Expense reimbursement from Manager ............................................... – – 4
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 202 520 21
Investment securities sold ............................................................. – – 31
Total Assets   665,879 95,377 161,406
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 7 1 12
Accrued service fees ........................................................................ 11 2 –
Accrued transfer agent fees ................................................................. 12 – 5
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 15 15 15
Accrued registration fees .................................................................... – – 9
Accrued other expenses ..................................................................... 6 2 –
Payables:
Fund shares redeemed ................................................................. 24 2 52
Investment securities purchased ...................................................... 232 526 48
Total Liabilities
310 548 141
Net Assets Applicable to Outstanding Shares ............................................
$ 665,569 $ 94,829 $ 161,265
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 659,500 $ 102,982 $ 170,730
Total distributable earnings (accumulated loss) .............................................
6,069 (8,153) (9,465)
Total Net Assets
$ 665,569 $ 94,829 $ 161,265
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 14,614 N/A $ 96,345
Shares Issued and Outstanding ........................................................ 1,006 9,233
Net Asset Value per share .............................................................
$ 14 .52
(a)
$ 10 .44
(a)
Institutional : Net Assets ..................................................................... $ 594,766 $ 83,762 $ 18,704
Shares Issued and Outstanding ........................................................ 40,515 7,154 1,784
Net Asset Value per share .............................................................
$ 14 .68 $ 11 .71 $ 10 .49
R-1 : Net Assets .............................................................................. $ 2,442 $ 268 N/A
Shares Issued and Outstanding ........................................................ 172 23
Net Asset Value per share .............................................................
$ 14 .20 $ 11 .46
R-3 : Net Assets .............................................................................. $ 19,914 $ 4,642 N/A
Shares Issued and Outstanding ........................................................ 1,381 401
Net Asset Value per share .............................................................
$ 14 .41 $ 11 .57
R-4 : Net Assets .............................................................................. $ 5,694 $ 1,102 N/A
Shares Issued and Outstanding ........................................................ 393 95
Net Asset Value per share .............................................................
$ 14 .50 $ 11 .60
R-5 : Net Assets .............................................................................. $ 28,139 $ 5,055 N/A
Shares Issued and Outstanding ........................................................ 1,935 435
Net Asset Value per share .............................................................
$ 14 .54 $ 11 .63
R-6 : Net Assets .............................................................................. N/A N/A $ 46,216
Shares Issued and Outstanding ........................................................ 4,398
Net Asset Value per share .............................................................
$ 10 .51
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ....................................................
$ 471,399 $ 566,374 $ 567,772
Assets
Investment in affiliated Funds--at value ..................................................... $ 435,050 $ 515,395 $ 517,920
Receivables:
Dividends and interest ................................................................. 96 68 –
Expense reimbursement from Manager ............................................... – 1 –
Expense reimbursement from Distributor ............................................. 3 4 3
Fund shares sold ....................................................................... 223 192 571
Total Assets   435,372 515,660 518,494
Liabilities
Accrued distribution fees .................................................................... 25 33 25
Accrued transfer agent fees ................................................................. 11 16 20
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 12 11 11
Payables:
Fund shares redeemed ................................................................. 198 47 20
Investment securities purchased ...................................................... 122 214 551
Total Liabilities
383 336 643
Net Assets Applicable to Outstanding Shares ............................................
$ 434,989 $ 515,324 $ 517,851
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 450,321 $ 542,910 $ 536,528
Total distributable earnings (accumulated loss) .............................................
(15,332) (27,586) (18,677)
Total Net Assets
$ 434,989 $ 515,324 $ 517,851
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 205,008 $ 272,529 $ 203,444
Shares Issued and Outstanding ........................................................ 18,990 23,846 17,489
Net Asset Value per share .............................................................
$ 10 .80
(a)
$ 11 .43
(a)
$ 11 .63
(a)
Institutional : Net Assets ..................................................................... $ 42,581 $ 64,787 $ 77,067
Shares Issued and Outstanding ........................................................ 3,921 5,641 6,580
Net Asset Value per share .............................................................
$ 10 .86 $ 11 .48 $ 11 .71
R-6 : Net Assets .............................................................................. $ 187,400 $ 178,008 $ 237,340
Shares Issued and Outstanding ........................................................ 17,250 15,488 20,276
Net Asset Value per share .............................................................
$ 10 .86 $ 11 .49 $ 11 .71
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ....................................................
$ 434,887 $ 414,588 $ 276,226
Assets
Investment in affiliated Funds--at value ..................................................... $ 396,912 $ 384,527 $ 255,567
Receivables:
Expense reimbursement from Manager ............................................... 1 1 2
Expense reimbursement from Distributor ............................................. 3 2 1
Fund shares sold ....................................................................... 210 242 288
Total Assets   397,126 384,772 255,858
Liabilities
Accrued distribution fees .................................................................... 19 17 10
Accrued transfer agent fees ................................................................. 16 17 12
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 8 10 9
Payables:
Fund shares redeemed ................................................................. 37 56 131
Investment securities purchased ...................................................... 173 187 157
Total Liabilities
269 302 334
Net Assets Applicable to Outstanding Shares ............................................
$ 396,857 $ 384,470 $ 255,524
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 409,665 $ 387,831 $ 257,123
Total distributable earnings (accumulated loss) .............................................
(12,808) (3,361) (1,599)
Total Net Assets
$ 396,857 $ 384,470 $ 255,524
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 158,186 $ 138,511 $ 86,099
Shares Issued and Outstanding ........................................................ 12,962 11,161 6,716
Net Asset Value per share .............................................................
$ 12 .20
(a)
$ 12 .41
(a)
$ 12 .82
(a)
Institutional : Net Assets ..................................................................... $ 71,210 $ 58,528 $ 49,445
Shares Issued and Outstanding ........................................................ 5,797 4,683 3,833
Net Asset Value per share .............................................................
$ 12 .28 $ 12 .50 $ 12 .90
R-6 : Net Assets .............................................................................. $ 167,461 $ 187,431 $ 119,980
Shares Issued and Outstanding ........................................................ 13,613 14,971 9,288
Net Asset Value per share .............................................................
$ 12 .30 $ 12 .52 $ 12 .92
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ....................................................
$ 234,224 $ 122,135 $ 55,495
Assets
Investment in affiliated Funds--at value ..................................................... $ 218,353 $ 111,837 $ 50,457
Receivables:
Dividends and interest ................................................................. – 1 1
Expense reimbursement from Manager ............................................... 3 10 11
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 412 161 126
Total Assets   218,769 112,009 50,595
Liabilities
Accrued distribution fees .................................................................... 8 4 2
Accrued transfer agent fees ................................................................. 14 10 7
Accrued professional fees ................................................................... 15 15 15
Accrued other expenses ..................................................................... 7 7 7
Payables:
Fund shares redeemed ................................................................. 83 21 7
Investment securities purchased ...................................................... 329 140 119
Total Liabilities
456 197 157
Net Assets Applicable to Outstanding Shares ............................................
$ 218,313 $ 111,812 $ 50,438
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 218,187 $ 114,294 $ 52,511
Total distributable earnings (accumulated loss) .............................................
126 (2,482) (2,073)
Total Net Assets
$ 218,313 $ 111,812 $ 50,438
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 70,033 $ 32,146 $ 15,523
Shares Issued and Outstanding ........................................................ 5,397 2,415 1,145
Net Asset Value per share .............................................................
$ 12 .98
(a)
$ 13 .31
(a)
$ 13 .56
(a)
Institutional : Net Assets ..................................................................... $ 39,987 $ 24,173 $ 10,035
Shares Issued and Outstanding ........................................................ 3,065 1,804 732
Net Asset Value per share .............................................................
$ 13 .05 $ 13 .40 $ 13 .71
R-6 : Net Assets .............................................................................. $ 108,293 $ 55,493 $ 24,880
Shares Issued and Outstanding ........................................................ 8,298 4,133 1,811
Net Asset Value per share .............................................................
$ 13 .05 $ 13 .43 $ 13 .74
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ....................................................
$ 15,026 $ 99,870 $ 373,930
Assets
Investment in affiliated Funds--at value ..................................................... $ 13,067 $ 87,422 $ 334,704
Receivables:
Dividends and interest ................................................................. – 26 411
Expense reimbursement from Manager ............................................... 7 3 –
Expense reimbursement from Distributor ............................................. – 1 1
Fund shares sold ....................................................................... 23 10 23
Investment securities sold ............................................................. – 8 257
Total Assets   13,097 87,470 335,396
Liabilities
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 1 5 13
Accrued service fees ........................................................................ – – 5
Accrued transfer agent fees ................................................................. 3 3 8
Accrued professional fees ................................................................... 15 15 15
Accrued registration fees .................................................................... 5 8 –
Accrued other expenses ..................................................................... – 1 15
Payables:
Fund shares redeemed ................................................................. – 18 281
Investment securities purchased ...................................................... 22 27 410
Total Liabilities
46 77 748
Net Assets Applicable to Outstanding Shares ............................................
$ 13,051 $ 87,393 $ 334,648
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 14,292 $ 97,141 $ 361,862
Total distributable earnings (accumulated loss) .............................................
(1,241) (9,748) (27,214)
Total Net Assets
$ 13,051 $ 87,393 $ 334,648
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 600,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 16,425
Shares Issued and Outstanding ........................................................ 1,571
Net Asset Value per share ............................................................. $ 10 .46
(a)
Maximum Offering Price ..............................................................
$ 10 .87
Class J : Net Assets .......................................................................... $ 5,632 $ 42,296 $ 58,048
Shares Issued and Outstanding ........................................................ 462 4,456 5,641
Net Asset Value per share .............................................................
$ 12 .20
(a)
$ 9 .49
(a)
$ 10 .29
(a)
Institutional : Net Assets ..................................................................... $ 1,463 $ 11,474 $ 237,065
Shares Issued and Outstanding ........................................................ 118 1,203 22,866
Net Asset Value per share .............................................................
$ 12 .36 $ 9 .54 $ 10 .37
R-1 : Net Assets .............................................................................. N/A N/A $ 1,686
Shares Issued and Outstanding ........................................................ 163
Net Asset Value per share .............................................................
$ 10 .37
R-3 : Net Assets .............................................................................. N/A N/A $ 7,731
Shares Issued and Outstanding ........................................................ 754
Net Asset Value per share .............................................................
$ 10 .25
R-4 : Net Assets .............................................................................. N/A N/A $ 3,546
Shares Issued and Outstanding ........................................................ 345
Net Asset Value per share .............................................................
$ 10 .29
R-5 : Net Assets .............................................................................. N/A N/A $ 10,147
Shares Issued and Outstanding ........................................................ 980
Net Asset Value per share .............................................................
$ 10 .36
R-6 : Net Assets .............................................................................. $ 5,956 $ 33,623 N/A
Shares Issued and Outstanding ........................................................ 482 3,517
Net Asset Value per share .............................................................
$ 12 .37 $ 9 .56
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 5,073,779 $ – $ –
Investment in affiliated Funds--at cost ....................................................
$ 141,406 $ 3,852,915 $ 1,650,896
Assets
Investment in securities--at value  .......................................................... $ 5,597,904 $ – $ –
Investment in affiliated Funds--at value ..................................................... 141,406 4,010,579 1,615,630
Receivables:
Dividends and interest ................................................................. 574 2,076 1,278
Expense reimbursement from Manager ............................................... 181 – –
Expense reimbursement from Distributor ............................................. 2 19 13
Fund shares sold ....................................................................... 11,096 765 613
Investment securities sold ............................................................. 14,156 1,184 640
Total Assets   5,765,319 4,014,623 1,618,174
Liabilities
Accrued management and investment advisory fees ........................................ 3,734 955 387
Accrued administrative service fees ........................................................ 4 2 1
Accrued distribution fees .................................................................... 107 707 271
Accrued service fees ........................................................................ 30 12 8
Accrued transfer agent fees ................................................................. 1,097 355 118
Accrued directors' expenses ................................................................. 10 5 2
Accrued professional fees ................................................................... 21 16 15
Accrued other expenses ..................................................................... 141 55 31
Payables:
Fund shares redeemed ................................................................. 5,663 1,853 1,177
Investment securities purchased ...................................................... 12,146 1,984 1,245
Total Liabilities
22,953 5,944 3,255
Net Assets Applicable to Outstanding Shares ............................................
$ 5,742,366 $ 4,008,679 $ 1,614,919
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,192,512 $ 3,662,276 $ 1,629,459
Total distributable earnings (accumulated loss) .............................................
549,854 346,403 (14,540)
Total Net Assets
$ 5,742,366 $ 4,008,679 $ 1,614,919
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 283,213 $ 1,965,970 $ 521,254
Shares Issued and Outstanding ........................................................ 11,053 138,869 48,061
Net Asset Value per share ............................................................. $ 25 .62
(a)
$ 14 .16
(a)
$ 10 .85
(a)
Maximum Offering Price ..............................................................
$ 27 .11 $ 14 .98 $ 11 .48
Class C : Net Assets .......................................................................... $ 27,677 $ 174,776 $ 70,882
Shares Issued and Outstanding ........................................................ 1,103 12,657 6,619
Net Asset Value per share .............................................................
$ 25 .11
(a)
$ 13 .81
(a)
$ 10 .71
(a)
Class J : Net Assets .......................................................................... $ 139,555 $ 1,158,071 $ 776,202
Shares Issued and Outstanding ........................................................ 5,639 85,545 72,747
Net Asset Value per share .............................................................
$ 24 .75
(a)
$ 13 .54
(a)
$ 10 .67
(a)
Institutional : Net Assets ..................................................................... $ 3,291,840 $ 649,784 $ 206,697
Shares Issued and Outstanding ........................................................ 128,358 46,876 19,291
Net Asset Value per share .............................................................
$ 25 .65 $ 13 .86 $ 10 .71
R-1 : Net Assets .............................................................................. $ 2,230 $ 2,220 $ 1,649
Shares Issued and Outstanding ........................................................ 89 161 155
Net Asset Value per share .............................................................
$ 25 .29 $ 13 .81 $ 10 .67
R-3 : Net Assets .............................................................................. $ 33,778 $ 18,236 $ 8,497
Shares Issued and Outstanding ........................................................ 1,357 1,322 795
Net Asset Value per share .............................................................
$ 24 .89 $ 13 .80 $ 10 .69
R-4 : Net Assets .............................................................................. $ 22,634 $ 9,913 $ 10,647
Shares Issued and Outstanding ........................................................ 921 716 994
Net Asset Value per share .............................................................
$ 24 .57 $ 13 .85 $ 10 .71
R-5 : Net Assets .............................................................................. $ 87,270 $ 29,709 $ 19,091
Shares Issued and Outstanding ........................................................ 3,542 2,147 1,783
Net Asset Value per share .............................................................
$ 24 .63 $ 13 .84 $ 10 .71
R-6 : Net Assets .............................................................................. $ 1,854,169 N/A N/A
Shares Issued and Outstanding ........................................................ 72,327
Net Asset Value per share .............................................................
$ 25 .64
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ....................................................
$ 2,499,069 $ 2,615,338 $ 1,639,311
Assets
Investment in affiliated Funds--at value ..................................................... $ 2,706,436 $ 2,445,776 $ 1,779,341
Receivables:
Dividends and interest ................................................................. 629 2,220 27
Expense reimbursement from Distributor ............................................. 10 19 6
Fund shares sold ....................................................................... 1,094 4,418 337
Investment securities sold ............................................................. 207 2,360 346
Total Assets   2,708,376 2,454,793 1,780,057
Liabilities
Accrued management and investment advisory fees ........................................ 639 592 418
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 495 475 327
Accrued service fees ........................................................................ 9 4 6
Accrued transfer agent fees ................................................................. 258 168 201
Accrued directors' expenses ................................................................. 3 3 2
Accrued professional fees ................................................................... 14 15 15
Accrued other expenses ..................................................................... 26 30 18
Payables:
Dividends payable ..................................................................... – 3,971 –
Fund shares redeemed ................................................................. 1,713 2,645 705
Investment securities purchased ...................................................... 573 2,169 –
Total Liabilities
3,731 10,073 1,693
Net Assets Applicable to Outstanding Shares ............................................
$ 2,704,645 $ 2,444,720 $ 1,778,364
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,251,527 $ 2,671,686 $ 1,521,216
Total distributable earnings (accumulated loss) .............................................
453,118 (226,966) 257,148
Total Net Assets
$ 2,704,645 $ 2,444,720 $ 1,778,364
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,508,702 $ 1,032,096 $ 1,066,233
Shares Issued and Outstanding ........................................................ 90,690 95,745 58,452
Net Asset Value per share ............................................................. $ 16 .64
(a)
$ 10 .78
(a)
$ 18 .24
(a)
Maximum Offering Price ..............................................................
$ 17 .61 $ 11 .20 $ 19 .30
Class C : Net Assets .......................................................................... $ 121,737 $ 135,741 $ 77,837
Shares Issued and Outstanding ........................................................ 8,097 12,738 4,903
Net Asset Value per share .............................................................
$ 15 .03
(a)
$ 10 .66
(a)
$ 15 .88
(a)
Class J : Net Assets .......................................................................... $ 636,126 $ 1,086,460 $ 334,032
Shares Issued and Outstanding ........................................................ 40,092 101,831 19,209
Net Asset Value per share .............................................................
$ 15 .87
(a)
$ 10 .67
(a)
$ 17 .39
(a)
Institutional : Net Assets ..................................................................... $ 395,979 $ 173,873 $ 271,120
Shares Issued and Outstanding ........................................................ 24,476 16,191 15,328
Net Asset Value per share .............................................................
$ 16 .18 $ 10 .74 $ 17 .69
R-1 : Net Assets .............................................................................. $ 1,557 $ 2,079 $ 319
Shares Issued and Outstanding ........................................................ 98 195 18
Net Asset Value per share .............................................................
$ 15 .83 $ 10 .68 $ 17 .52
R-3 : Net Assets .............................................................................. $ 10,909 $ 3,569 $ 6,564
Shares Issued and Outstanding ........................................................ 690 333 379
Net Asset Value per share .............................................................
$ 15 .82 $ 10 .71 $ 17 .31
R-4 : Net Assets .............................................................................. $ 5,754 $ 2,843 $ 3,013
Shares Issued and Outstanding ........................................................ 357 265 171
Net Asset Value per share .............................................................
$ 16 .12 $ 10 .73 $ 17 .58
R-5 : Net Assets .............................................................................. $ 23,881 $ 8,059 $ 19,246
Shares Issued and Outstanding ........................................................ 1,490 752 1,104
Net Asset Value per share .............................................................
$ 16 .03 $ 10 .72 $ 17 .43
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 3,342,163 $ 1,119,217 $ 2,121,555
Investment in affiliated Funds--at cost ....................................................
$ 54,001 $ 24,455 $ 140,977
Assets
Investment in securities--at value  .......................................................... $ 3,122,235
(a)
$ 1,195,928
(a)
$ 2,127,728
(a)
Investment in affiliated Funds--at value ..................................................... 54,001 24,455 140,977
Cash ......................................................................................... – – 15,063
Deposits with counterparty .................................................................. – – 457
Receivables:
Dividends and interest ................................................................. 13,454 295 472
Expense reimbursement from Manager ............................................... – 14 23
Expense reimbursement from Distributor ............................................. 2 3 1
Fund shares sold ....................................................................... 21,461 1,094 798
Investment securities sold ............................................................. – – 22,063
Variation margin on futures ........................................................... – – 8
Other assets .................................................................................. – 1 –
Total Assets   3,211,153 1,221,790 2,307,590
Liabilities
Accrued management and investment advisory fees ........................................ 1,050 715 1,556
Accrued administrative service fees ........................................................ 1 3 2
Accrued distribution fees .................................................................... 85 97 12
Accrued service fees ........................................................................ 7 21 12
Accrued transfer agent fees ................................................................. 286 214 56
Accrued directors' expenses ................................................................. 6 2 4
Accrued professional fees ................................................................... 31 21 21
Accrued other expenses ..................................................................... 39 45 67
Payables:
Dividends payable ..................................................................... 6,075 – –
Expense reimbursement to Manager .................................................. 24 – –
Fund shares redeemed ................................................................. 8,295 581 1,117
Investment securities purchased ...................................................... – – 15,656
Collateral obligation on securities loaned, at value ......................................... 2,751 12,390 36,965
Total Liabilities
18,650 14,089 55,468
Net Assets Applicable to Outstanding Shares ............................................
$ 3,192,503 $ 1,207,701 $ 2,252,122
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,438,316 $ 1,132,293 $ 2,273,209
Total distributable earnings (accumulated loss) .............................................
(245,813) 75,408 (21,087)
Total Net Assets
$ 3,192,503 $ 1,207,701 $ 2,252,122

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 353,052 $ 253,893 N/A
Shares Issued and Outstanding ........................................................ 30,973 11,052
Net Asset Value per share ............................................................. $ 11.40
(b)
$ 22.97
(b)
Maximum Offering Price ..............................................................
$ 11.66 $ 24.31
Class C: Net Assets .......................................................................... $ 23,675 $ 19,971 N/A
Shares Issued and Outstanding ........................................................ 2,076 1,046
Net Asset Value per share .............................................................
$ 11.40
(b)
$ 19.09
(b)
Class J: Net Assets .......................................................................... $ 127,563 $ 193,888 $ 63,827
Shares Issued and Outstanding ........................................................ 11,199 8,928 8,548
Net Asset Value per share .............................................................
$ 11.39
(b)
$ 21.72
(b)
$ 7.47
(b)
Institutional : Net Assets ..................................................................... $ 2,654,929 $ 411,643 $ 195,117
Shares Issued and Outstanding ........................................................ 233,066 16,215 15,555
Net Asset Value per share .............................................................
$ 11.39 $ 25.39 $ 12.54
R-1: Net Assets .............................................................................. $ 591 $ 1,948 $ 1,688
Shares Issued and Outstanding ........................................................ 52 93 196
Net Asset Value per share .............................................................
$ 11.39 $ 20.97 $ 8.61
R-3: Net Assets .............................................................................. $ 9,841 $ 14,119 $ 13,703
Shares Issued and Outstanding ........................................................ 863 620 1,477
Net Asset Value per share .............................................................
$ 11.40 $ 22.78 $ 9.28
R-4: Net Assets .............................................................................. $ 13,727 $ 40,043 $ 9,817
Shares Issued and Outstanding ........................................................ 1,205 1,658 945
Net Asset Value per share .............................................................
$ 11.39 $ 24.15 $ 10.38
R-5: Net Assets .............................................................................. $ 9,125 $ 50,244 $ 32,559
Shares Issued and Outstanding ........................................................ 800 2,012 2,897
Net Asset Value per share .............................................................
$ 11.40 $ 24.98 $ 11.24
R-6: Net Assets .............................................................................. N/A $ 221,952 $ 1,935,411
Shares Issued and Outstanding ........................................................ 8,730 154,028
Net Asset Value per share .............................................................
$ 25.42 $ 12.57
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 899,433 $ 1,057,634 $ 676,106
Investment in affiliated Funds--at cost ....................................................
$ 28,521 $ 60,700 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,135,435
(a)
$ 1,072,937
(a)
$ 608,896
Investment in affiliated Funds--at value ..................................................... 28,521 60,700 –
Deposits with counterparty .................................................................. 1,738 435 –
Receivables:
Dividends and interest ................................................................. 595 495 9,626
Expense reimbursement from Manager ............................................... 7 38 25
Expense reimbursement from Distributor ............................................. 3 – –
Fund shares sold ....................................................................... 1,094 167 3,132
Investment securities sold ............................................................. – 1,127 2,416
Variation margin on futures ........................................................... 79 9 –
Other assets .................................................................................. – – 9
Total Assets   1,167,472 1,135,908 624,104
Liabilities
Accrued management and investment advisory fees ........................................ 140 843 209
Accrued administrative service fees ........................................................ 8 1 –
Accrued distribution fees .................................................................... 41 4 85
Accrued service fees ........................................................................ 45 4 –
Accrued transfer agent fees ................................................................. 81 65 102
Accrued directors' expenses ................................................................. 1 – 1
Accrued professional fees ................................................................... 21 22 40
Accrued other expenses ..................................................................... 25 42 17
Cash overdraft ............................................................................... – 1 –
Payables:
Borrowing ............................................................................. – – 1,045
Dividends payable ..................................................................... – – 1,609
Fund shares redeemed ................................................................. 3,131 569 1,710
Interest expense and fees payable ..................................................... – – 122
Investment securities purchased ...................................................... – 1,627 2,426
Variation margin on futures ........................................................... 55 – –
Collateral obligation on securities loaned, at value ......................................... 1,977 9,429 –
Floating rate notes issued ...................................................................
– – 16,908
Total Liabilities
5,525 12,607 24,274
Net Assets Applicable to Outstanding Shares ............................................
$ 1,161,947 $ 1,123,301 $ 599,830
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 835,999 $ 1,011,200 $ 707,361
Total distributable earnings (accumulated loss) .............................................
325,948 112,101 (107,531)
Total Net Assets
$ 1,161,947 $ 1,123,301 $ 599,830

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 700,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 299,054
Shares Issued and Outstanding ........................................................ 47,419
Net Asset Value per share ............................................................. $ 6 .31
(b)
Maximum Offering Price ..............................................................
$ 6 .56
Class C : Net Assets .......................................................................... N/A N/A $ 22,134
Shares Issued and Outstanding ........................................................ 3,497
Net Asset Value per share .............................................................
$ 6 .33
(b)
Class J : Net Assets .......................................................................... $ 175,397 $ 20,790 N/A
Shares Issued and Outstanding ........................................................ 7,051 1,821
Net Asset Value per share .............................................................
$ 24 .87
(b)
$ 11 .41
(b)
Institutional : Net Assets ..................................................................... $ 229,566 $ 185,308 $ 278,642
Shares Issued and Outstanding ........................................................ 8,568 15,605 44,128
Net Asset Value per share .............................................................
$ 26 .79 $ 11 .88 $ 6 .31
R-1 : Net Assets .............................................................................. $ 6,738 $ 772 N/A
Shares Issued and Outstanding ........................................................ 258 75
Net Asset Value per share .............................................................
$ 26 .15 $ 10 .25
R-3 : Net Assets .............................................................................. $ 79,204 $ 5,063 N/A
Shares Issued and Outstanding ........................................................ 2,891 453
Net Asset Value per share .............................................................
$ 27 .39 $ 11 .17
R-4 : Net Assets .............................................................................. $ 34,056 $ 2,703 N/A
Shares Issued and Outstanding ........................................................ 1,224 237
Net Asset Value per share .............................................................
$ 27 .83 $ 11 .41
R-5 : Net Assets .............................................................................. $ 103,304 $ 13,339 N/A
Shares Issued and Outstanding ........................................................ 3,685 1,151
Net Asset Value per share .............................................................
$ 28 .03 $ 11 .59
R-6 : Net Assets .............................................................................. $ 533,682 $ 895,326 N/A
Shares Issued and Outstanding ........................................................ 19,926 75,429
Net Asset Value per share .............................................................
$ 26 .78 $ 11 .87
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ 2,064 $ 185
Dividends ......................................................................................... 23 3,656 371
Withholding tax .................................................................................. – (36) (8)
Interest ............................................................................................ 20,556 241,082 18,362
Securities lending - net ...........................................................................
– 70 67
Total Income 20,579 246,836 18,977
Expenses:
Management and investment advisory fees ...................................................... 2,609 37,559 3,577
Distribution f ees - Class A ....................................................................... 995 606 206
Distribution f ees - Class C ....................................................................... 332 243 N/A
Distribution f ees - Class J ........................................................................ N/A 147 186
Distribution f ees - R-1 ........................................................................... N/A 34 12
Distribution f ees - R-3 ........................................................................... N/A 29 42
Distribution f ees - R-4 ........................................................................... N/A 12 6
Administrative service fees - R-1 ................................................................ N/A 27 10
Administrative service fees - R-3 ................................................................ N/A 8 12
Administrative service fees - R-4 ................................................................ N/A 4 2
Administrative service fees - R-5 ................................................................ N/A 2 4
Registration fees - Class A ....................................................................... 17 20 15
Registration fees - Class C ....................................................................... 15 14 N/A
Registration fees - Class J ........................................................................ N/A 15 16
Registration fees - Institutional .................................................................. 16 36 26
Registration fees - R-6 ........................................................................... N/A 41 N/A
Service fees - R-1 ................................................................................ N/A 24 9
Service fees - R-3 ................................................................................ N/A 29 42
Service fees - R-4 ................................................................................ N/A 31 15
Service fees - R-5 ................................................................................ N/A 60 99
Shareholder reports - Class A .................................................................... 4 16 11
Shareholder reports - Class C .................................................................... 1 2 N/A
Shareholder reports - Class J ..................................................................... N/A 2 11
Shareholder reports - Institutional ............................................................... 3 38 28
Transfer agent fees - Class A ..................................................................... 183 276 153
Transfer agent fees - Class C ..................................................................... 23 42 N/A
Transfer agent fees - Class J ..................................................................... N/A 90 240
Transfer agent fees - Institutional ................................................................ 133 835 476
Chief compliance officer expenses ............................................................... 1 7 –
Custodian fees .................................................................................... 1 6 20
Directors' expenses ............................................................................... 16 195 16
Interest expense and fees ......................................................................... 412 – –
Professional fees ................................................................................. 43 53 46
Other expenses ................................................................................... 12 98 9
Total Gross Expenses 4,816 40,601 5,289
Less: Reimbursement from Manager ............................................................ – – 393
Less: Reimbursement from Manager - Class A .................................................. – – 106
Less: Reimbursement from Manager - Institutional ............................................. 42 260 297
Less: Reimbursement from Distributor - Class J ................................................ N/A 19 25
Total Net Expenses 4,774 40,322 4,468
Net Investment Income (Loss) 15,805 206,514 14,509
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (18,326) (7,363) (33,413)
Futures contracts ................................................................................. – – (3,368)
Swap agreements ................................................................................. – – 405
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (91,979) (1,874,055) (96,941)
Futures contracts ................................................................................. – – (1,658)
Swap agreements ................................................................................. – – 330
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (110,305) (1,881,418) (134,645)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (94,500) $ (1,674,904) $ (120,136)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
(a)
Diversified
International Fund
(b)
Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 970 $ 1,439 $ 1,377
Dividends ......................................................................................... 15,553 150,997
(c)
238,215
Withholding tax .................................................................................. (338) (12,686) (6,162)
Interest ............................................................................................ 191,480 6 17
Securities lending - net ...........................................................................
443 295 604
Total Income 208,108 140,051 234,051
Expenses:
Management and investment advisory fees ...................................................... 27,267 36,027 50,039
Distribution f ees - Class A ....................................................................... 3,297 573 3,239
Distribution f ees - Class C ....................................................................... 3,704 45 1,128
Distribution f ees - Class J ........................................................................ N/A 226 124
Distribution f ees - R-1 ........................................................................... N/A 9 9
Distribution f ees - R-3 ........................................................................... N/A 29 80
Distribution f ees - R-4 ........................................................................... N/A 8 30
Administrative service fees - R-1 ................................................................ N/A 7 7
Administrative service fees - R-3 ................................................................ N/A 8 23
Administrative service fees - R-4 ................................................................ N/A 2 9
Administrative service fees - R-5 ................................................................ N/A 3 16
Registration fees - Class A ....................................................................... 27 19 31
Registration fees - Class C ....................................................................... 20 10 16
Registration fees - Class J ........................................................................ N/A 16 15
Registration fees - Institutional .................................................................. 30 23 79
Registration fees - R-6 ........................................................................... 17 16 N/A
Service fees - R-1 ................................................................................ N/A 6 6
Service fees - R-3 ................................................................................ N/A 29 80
Service fees - R-4 ................................................................................ N/A 20 75
Service fees - R-5 ................................................................................ N/A 75 405
Shareholder reports - Class A .................................................................... 147 25 60
Shareholder reports - Class C .................................................................... 51 1 6
Shareholder reports - Class J ..................................................................... N/A 9 2
Shareholder reports - Institutional ............................................................... 246 42 121
Shareholder reports - R-6 ........................................................................ 2 1 N/A
Transfer agent fees - Class A ..................................................................... 1,163 412 1,252
Transfer agent fees - Class C ..................................................................... 322 13 107
Transfer agent fees - Class J ..................................................................... N/A 277 89
Transfer agent fees - Institutional ................................................................ 1,799 540 2,666
Chief compliance officer expenses ............................................................... 3 4 7
Custodian fees .................................................................................... 223 387 167
Directors' expenses ............................................................................... 79 97 196
Professional fees ................................................................................. 95 238 70
Other expenses ................................................................................... 132 1,546 101
Total Gross Expenses 38,624 40,743 60,255
Less: Reimbursement from Manager ............................................................ 1,868 – –
Less: Reimbursement from Manager - Class C .................................................. – 15 –
Less: Reimbursement from Manager - Institutional ............................................. 1,629 140 1,724
Less: Reimbursement from Manager - R-6 ...................................................... 14 – N/A
Less: Reimbursement from Distributor - Class J ................................................ N/A 30 17
Total Net Expenses 35,113 40,558 58,514
Net Investment Income (Loss) 172,995 99,493 175,537

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
(a)
Diversified
International Fund
(b)
Equity Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 1,443 and $ 0 , respectively) .............. (173,180) (130,803) 393,903
Foreign currency contracts ....................................................................... 2,475 – –
Foreign currency transactions .................................................................... (2,152) (9,015) –
Futures contracts ................................................................................. 1,116 – –
Swap agreements ................................................................................. 81 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 1,608 and $ 0 , respectively) ........................... (517,430) (1,362,273) (1,673,109)
Foreign currency contracts ....................................................................... (96) – –
Futures contracts ................................................................................. (91) – –
Swap agreements ................................................................................. (66) – –
Translation of assets and liabilities in foreign currencies ........................................ (293) (1,171) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (689,636) (1,503,262) (1,279,206)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (516,641) $ (1,403,769) $ (1,103,669)
(a)
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(b)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.
(c)
Dividends include foreign tax reclaims of $14,838.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
(a)
Global Emerging
Markets Fund
(b),(c)
Global Real Estate
Securities Fund
(c)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 256 $ 92 $ 331
Dividends ......................................................................................... 105 8,135 84,271
Withholding tax .................................................................................. (8) (739) (3,987)
Interest ............................................................................................ 36,793 1 –
Securities lending - net ...........................................................................
2 12 24
Total Income 37,148 7,501 80,639
Expenses:
Management and investment advisory fees ...................................................... 4,574 2,634 25,456
Distribution f ees - Class A ....................................................................... 5 193 252
Distribution f ees - Class C ....................................................................... N/A 27 110
Distribution f ees - Class J ........................................................................ N/A 122 N/A
Distribution f ees - R-1 ........................................................................... N/A 5 N/A
Distribution f ees - R-3 ........................................................................... N/A 12 2
Distribution f ees - R-4 ........................................................................... N/A 3 1
Administrative service fees - R-1 ................................................................ N/A 4 N/A
Administrative service fees - R-3 ................................................................ N/A 4 –
Administrative service fees - R-4 ................................................................ N/A 1 –
Administrative service fees - R-5 ................................................................ N/A 1 –
Registration fees - Class A ....................................................................... 4 15 23
Registration fees - Class C ....................................................................... N/A 10 6
Registration fees - Class J ........................................................................ N/A 14 N/A
Registration fees - Institutional .................................................................. 31 16 69
Registration fees - R-6 ........................................................................... N/A 14 17
Service fees - R-1 ................................................................................ N/A 4 N/A
Service fees - R-3 ................................................................................ N/A 12 2
Service fees - R-4 ................................................................................ N/A 8 2
Service fees - R-5 ................................................................................ N/A 16 13
Shareholder reports - Class A .................................................................... – 13 9
Shareholder reports - Class C .................................................................... N/A 1 2
Shareholder reports - Class J ..................................................................... N/A 6 N/A
Shareholder reports - Institutional ............................................................... 63 32 181
Shareholder reports - R-6 ........................................................................ N/A – 14
Transfer agent fees - Class A ..................................................................... 5 174 147
Transfer agent fees - Class C ..................................................................... N/A 11 20
Transfer agent fees - Class J ..................................................................... N/A 184 N/A
Transfer agent fees - Institutional ................................................................ 294 92 1,844
Chief compliance officer expenses ............................................................... 1 – 2
Custodian fees .................................................................................... 94 79 147
Directors' expenses ............................................................................... 14 9 57
Professional fees ................................................................................. 53 67 42
Other expenses ................................................................................... 10 14 230
Total Gross Expenses 5,148 3,797 28,648
Less: Reimbursement from Manager - Class A .................................................. 6 59 –
Less: Reimbursement from Manager - Class C .................................................. N/A 15 –
Less: Reimbursement from Manager - Class J ................................................... N/A 104 N/A
Less: Reimbursement from Manager - Institutional ............................................. – 78 877
Less: Reimbursement from Manager - R-6 ...................................................... N/A 16 –
Less: Reimbursement from Distributor - Class J ................................................ N/A 16 N/A
Total Net Expenses 5,142 3,509 27,771
Net Investment Income (Loss) 32,006 3,992 52,868

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
(a)
Global Emerging
Markets Fund
(b),(c)
Global Real Estate
Securities Fund
(c)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 317 and $ 0 , respectively) ................ (109,064) (12,703) 29,021
Foreign currency contracts ....................................................................... 12,021 – –
Foreign currency transactions .................................................................... (869) (334) (1,034)
Futures contracts ................................................................................. 4,366 – –
Swap agreements ................................................................................. 15,565 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 1,028 and $ 0 , respectively) ........................... (57,098) (86,259) (926,434)
Foreign currency contracts ....................................................................... 2,466 – –
Futures contracts ................................................................................. (767) – –
Swap agreements ................................................................................. (5,198) – –
Translation of assets and liabilities in foreign currencies ........................................ 102 75 (126)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (138,476) (99,221) (898,573)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (106,470) $ (95,229) $ (845,705)
(a)
Class A shares discontinued operations on February 25, 2022.
(b)
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(c)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
(a)
Government Money
Market Fund High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 161 $ – $ 510
Dividends ......................................................................................... 26 2,247 –
Interest ............................................................................................ 20,305 32,769 194,098
Securities lending - net ...........................................................................
9 – 437
Total Income 20,501 35,016 195,045
Expenses:
Management and investment advisory fees ...................................................... 5,709 6,011 20,221
Distribution f ees - Class A ....................................................................... 305 N/A N/A
Distribution f ees - Class C ....................................................................... 72 N/A N/A
Distribution f ees - Class J ........................................................................ 132 N/A N/A
Distribution f ees - R-1 ........................................................................... 9 N/A N/A
Distribution f ees - R-3 ........................................................................... 11 N/A N/A
Distribution f ees - R-4 ........................................................................... 6 N/A N/A
Administrative service fees - R-1 ................................................................ 7 N/A N/A
Administrative service fees - R-3 ................................................................ 3 N/A N/A
Administrative service fees - R-4 ................................................................ 2 N/A N/A
Administrative service fees - R-5 ................................................................ 1 N/A N/A
Registration fees - Class A ....................................................................... 17 N/A N/A
Registration fees - Class C ....................................................................... 9 N/A N/A
Registration fees - Class J ........................................................................ 13 N/A N/A
Registration fees - Institutional .................................................................. 18 5 30
Service fees - R-1 ................................................................................ 6 N/A N/A
Service fees - R-3 ................................................................................ 11 N/A N/A
Service fees - R-4 ................................................................................ 16 N/A N/A
Service fees - R-5 ................................................................................ 31 N/A N/A
Shareholder reports - Class A .................................................................... 19 N/A N/A
Shareholder reports - Class C .................................................................... 2 N/A N/A
Shareholder reports - Class J ..................................................................... 7 N/A N/A
Shareholder reports - Institutional ............................................................... 25 – 2
Transfer agent fees - Class A ..................................................................... 267 N/A N/A
Transfer agent fees - Class C ..................................................................... 17 N/A N/A
Transfer agent fees - Class J ..................................................................... 162 N/A N/A
Transfer agent fees - Institutional ................................................................ 267 8 56
Chief compliance officer expenses ............................................................... 1 3 2
Custodian fees .................................................................................... 7 31 73
Directors' expenses ............................................................................... 27 82 65
Professional fees ................................................................................. 47 31 49
Other expenses ................................................................................... 17 37 37
Total Gross Expenses 7,243 6,208 20,535
Less: Reimbursement from Manager ............................................................ – 371 498
Less: Reimbursement from Manager - Class C .................................................. 18 N/A N/A
Less: Reimbursement from Manager - Institutional ............................................. – 240 –
Less: Reimbursement from Manager - R-1 ...................................................... 2 N/A N/A
Less: Reimbursement from Manager - R-3 ...................................................... 3 N/A N/A
Less: Reimbursement from Manager - R-4 ...................................................... 4 N/A N/A
Less: Reimbursement from Manager - R-5 ...................................................... 9 N/A N/A
Less: Reimbursement from Distributor - Class J ................................................ 18 N/A N/A
Total Net Expenses 7,189 5,597 20,037
Net Investment Income (Loss) 13,312 29,419 175,008
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (51,513) – (95,411)
Futures contracts ................................................................................. (10,637) – –
Swap agreements ................................................................................. – – (3,871)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (124,779) – (481,259)
Futures contracts ................................................................................. (2,931) – –
Swap agreements ................................................................................. – – 1,685
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (189,860) – (578,856)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (176,548) $ 29,419 $ (403,848)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 440 $ 146 $ 42
Dividends ......................................................................................... – – 12,895
Withholding tax .................................................................................. – – (1,165)
Interest ............................................................................................ 142,555 101,007 –
Securities lending - net ...........................................................................
183 18 41
Total Income 143,178 101,171 11,813
Expenses:
Management and investment advisory fees ...................................................... 12,994 5,707 2,229
Distribution f ees - Class A ....................................................................... 1,207 N/A N/A
Distribution f ees - Class C ....................................................................... 512 N/A N/A
Distribution f ees - Class J ........................................................................ N/A 30 N/A
Distribution f ees - R-1 ........................................................................... N/A 4 4
Distribution f ees - R-3 ........................................................................... N/A 16 6
Distribution f ees - R-4 ........................................................................... N/A 5 2
Administrative service fees - R-1 ................................................................ N/A 3 3
Administrative service fees - R-3 ................................................................ N/A 5 2
Administrative service fees - R-4 ................................................................ N/A 2 1
Administrative service fees - R-5 ................................................................ N/A 1 –
Registration fees - Class A ....................................................................... 26 N/A N/A
Registration fees - Class C ....................................................................... 18 N/A N/A
Registration fees - Class J ........................................................................ N/A 16 N/A
Registration fees - Institutional .................................................................. 46 18 17
Registration fees - R-6 ........................................................................... 19 N/A 18
Service fees - R-1 ................................................................................ N/A 3 3
Service fees - R-3 ................................................................................ N/A 16 6
Service fees - R-4 ................................................................................ N/A 13 6
Service fees - R-5 ................................................................................ N/A 12 1
Shareholder reports - Class A .................................................................... 37 N/A N/A
Shareholder reports - Class C .................................................................... 4 N/A N/A
Shareholder reports - Class J ..................................................................... N/A 1 N/A
Shareholder reports - Institutional ............................................................... 80 20 24
Shareholder reports - R-6 ........................................................................ 4 N/A –
Transfer agent fees - Class A ..................................................................... 622 N/A N/A
Transfer agent fees - Class C ..................................................................... 65 N/A N/A
Transfer agent fees - Class J ..................................................................... N/A 25 N/A
Transfer agent fees - Institutional ................................................................ 1,328 52 112
Chief compliance officer expenses ............................................................... 2 1 –
Custodian fees .................................................................................... 15 16 65
Directors' expenses ............................................................................... 52 33 8
Professional fees ................................................................................. 50 45 55
Other expenses ................................................................................... 38 16 9
Total Gross Expenses 17,119 6,060 2,571
Less: Reimbursement from Manager - Institutional ............................................. 259 – 32
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 18
Less: Reimbursement from Distributor - Class J ................................................ N/A 4 N/A
Total Net Expenses 16,860 6,056 2,521
Net Investment Income (Loss) 126,318 95,115 9,292

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 0 and $ 4 , respectively) .................. (22,057) (27,354) (25,678)
Foreign currency contracts ....................................................................... 844 2,202 –
Foreign currency transactions .................................................................... (33) (331) (206)
Futures contracts ................................................................................. – 10,979 –
Options and swaptions ........................................................................... – (5,271) –
Short sales ........................................................................................ – (26) –
Swap agreements ................................................................................. (376) 414 –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 86 , respectively) .............................. (367,067) (270,792) (92,033)
Foreign currency contracts ....................................................................... (22) 493 –
Futures contracts ................................................................................. – (346) –
Options and swaptions ........................................................................... – (1,106) –
Swap agreements ................................................................................. – (494) –
Translation of assets and liabilities in foreign currencies ........................................ (7) (6) (55)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (388,718) (291,638) (117,972)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (262,400) $ (196,523) $ (108,680)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1,413 $ 747 $ 679
Dividends ......................................................................................... 56,948 88,783 68,076
Withholding tax .................................................................................. (535) (20) (24)
Interest ............................................................................................ 48 50 16
Securities lending - net ...........................................................................
340 24 35
Total Income 58,214 89,584 68,782
Expenses:
Management and investment advisory fees ...................................................... 69,781 8,732 24,738
Distribution f ees - Class A ....................................................................... 1,215 896 N/A
Distribution f ees - Class C ....................................................................... N/A 544 N/A
Distribution f ees - Class J ........................................................................ 509 1,331 126
Distribution f ees - R-1 ........................................................................... 38 47 14
Distribution f ees - R-3 ........................................................................... 188 407 17
Distribution f ees - R-4 ........................................................................... 61 113 2
Administrative service fees - R-1 ................................................................ 30 37 11
Administrative service fees - R-3 ................................................................ 53 114 5
Administrative service fees - R-4 ................................................................ 18 34 1
Administrative service fees - R-5 ................................................................ 23 29 1
Registration fees - Class A ....................................................................... 19 28 N/A
Registration fees - Class C ....................................................................... N/A 15 N/A
Registration fees - Class J ........................................................................ 22 26 19
Registration fees - Institutional .................................................................. 24 28 23
Registration fees - R-6 ........................................................................... 39 N/A N/A
Service fees - R-1 ................................................................................ 27 33 10
Service fees - R-3 ................................................................................ 188 407 17
Service fees - R-4 ................................................................................ 152 283 5
Service fees - R-5 ................................................................................ 578 713 15
Shareholder reports - Class A .................................................................... 31 28 N/A
Shareholder reports - Class C .................................................................... N/A 2 N/A
Shareholder reports - Class J ..................................................................... 5 13 3
Shareholder reports - Institutional ............................................................... 20 21 19
Shareholder reports - R-6 ........................................................................ 4 N/A N/A
Transfer agent fees - Class A ..................................................................... 561 530 N/A
Transfer agent fees - Class C ..................................................................... N/A 59 N/A
Transfer agent fees - Class J ..................................................................... 230 508 103
Transfer agent fees - Institutional ................................................................ 2,514 459 250
Chief compliance officer expenses ............................................................... 9 4 2
Custodian fees .................................................................................... 4 12 13
Directors' expenses ............................................................................... 225 117 64
Professional fees ................................................................................. 54 26 24
Other expenses ................................................................................... 132 124 34
Total Gross Expenses 76,754 15,720 25,516
Less: Reimbursement from Manager ............................................................ 1,868 – 2,136
Less: Reimbursement from Distributor - Class J ................................................ 68 177 17
Total Net Expenses 74,818 15,543 23,363
Net Investment Income (Loss) (16,604) 74,041 45,419
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 1,092,815 127,050 292,327
Futures contracts ................................................................................. (2,807) (17,349) (5,839)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (5,751,233) (1,152,169) (496,167)
Futures contracts ................................................................................. 3,293 (5,362) (912)
Net Realized and Unrealized Gain (Loss) on investments and futures (4,657,932) (1,047,830) (210,591)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,674,536) $ (973,789) $ (165,172)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 77 $ 60 $ 245
Dividends ......................................................................................... 142,696 1,254 5,267
Withholding tax .................................................................................. (2,873) (4) (31)
Interest ............................................................................................ 2 – 12
Securities lending - net ...........................................................................
7 8 53
Total Income 139,909 1,318 5,546
Expenses:
Management and investment advisory fees ...................................................... 119,959 1,768 9,616
Distribution f ees - Class A ....................................................................... 4,588 N/A N/A
Distribution f ees - Class C ....................................................................... 543 N/A N/A
Distribution f ees - Class J ........................................................................ 506 150 68
Distribution f ees - R-1 ........................................................................... 337 4 5
Distribution f ees - R-3 ........................................................................... 140 50 10
Distribution f ees - R-4 ........................................................................... 58 5 2
Administrative service fees - R-1 ................................................................ 270 3 4
Administrative service fees - R-3 ................................................................ 39 14 3
Administrative service fees - R-4 ................................................................ 17 2 1
Administrative service fees - R-5 ................................................................ 34 1 –
Registration fees - Class A ....................................................................... 30 N/A N/A
Registration fees - Class C ....................................................................... 16 N/A N/A
Registration fees - Class J ........................................................................ 16 19 14
Registration fees - Institutional .................................................................. 140 17 20
Registration fees - R-6 ........................................................................... 245 N/A N/A
Service fees - R-1 ................................................................................ 241 3 4
Service fees - R-3 ................................................................................ 140 50 10
Service fees - R-4 ................................................................................ 144 13 5
Service fees - R-5 ................................................................................ 851 29 8
Shareholder reports - Class A .................................................................... 100 N/A N/A
Shareholder reports - Class C .................................................................... 3 N/A N/A
Shareholder reports - Class J ..................................................................... 7 3 1
Shareholder reports - Institutional ............................................................... 640 9 –
Shareholder reports - R-6 ........................................................................ 396 N/A N/A
Transfer agent fees - Class A ..................................................................... 1,834 N/A N/A
Transfer agent fees - Class C ..................................................................... 52 N/A N/A
Transfer agent fees - Class J ..................................................................... 239 86 55
Transfer agent fees - Institutional ................................................................ 11,106 121 3
Chief compliance officer expenses ............................................................... 16 – 1
Custodian fees .................................................................................... 27 3 21
Directors' expenses ............................................................................... 399 7 24
Professional fees ................................................................................. 39 21 22
Other expenses ................................................................................... 363 4 15
Total Gross Expenses 143,535 2,382 9,912
Less: Reimbursement from Manager ............................................................ – – 224
Less: Reimbursement from Manager - Institutional ............................................. – 32 –
Less: Reimbursement from Distributor - Class J ................................................ 68 20 9
Total Net Expenses 143,467 2,330 9,679
Net Investment Income (Loss) (3,558) (1,012) (4,133)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 680,159 (28,152) 24,380
Foreign currency transactions .................................................................... – 6 –
Futures contracts ................................................................................. – – (1,335)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (6,086,484) (79,352) (357,894)
Investment in affiliated securities ................................................................ (4,334) – –
Futures contracts ................................................................................. – – 405
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (5,410,659) (107,498) (334,444)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,414,217) $ (108,510) $ (338,577)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 213 $ 696 $ –
Dividends ......................................................................................... 18,992 73,692 374
Withholding tax .................................................................................. – (13) –
Interest ............................................................................................ 10 15 9,654
Securities lending - net ...........................................................................
378 97 –
Total Income 19,593 74,487 10,028
Expenses:
Management and investment advisory fees ...................................................... 1,948 22,016 3,246
Distribution f ees - Class A ....................................................................... N/A 113 –
Distribution f ees - Class J ........................................................................ 203 278 752
Distribution f ees - R-1 ........................................................................... 21 9 N/A
Distribution f ees - R-3 ........................................................................... 187 32 N/A
Distribution f ees - R-4 ........................................................................... 45 11 N/A
Administrative service fees - R-1 ................................................................ 17 7 N/A
Administrative service fees - R-3 ................................................................ 52 9 N/A
Administrative service fees - R-4 ................................................................ 14 3 N/A
Administrative service fees - R-5 ................................................................ 11 3 N/A
Registration fees - Class A ....................................................................... N/A 16 51
Registration fees - Class J ........................................................................ 17 17 59
Registration fees - Institutional .................................................................. 22 258 N/A
Registration fees - R-6 ........................................................................... 17 26 N/A
Service fees - R-1 ................................................................................ 15 6 N/A
Service fees - R-3 ................................................................................ 187 32 N/A
Service fees - R-4 ................................................................................ 113 27 N/A
Service fees - R-5 ................................................................................ 262 72 N/A
Shareholder reports - Class A .................................................................... N/A 3 12
Shareholder reports - Class J ..................................................................... 3 7 11
Shareholder reports - Institutional ............................................................... 5 114 N/A
Shareholder reports - R-6 ........................................................................ 1 – N/A
Transfer agent fees - Class A ..................................................................... N/A 79 359
Transfer agent fees - Class J ..................................................................... 115 206 376
Transfer agent fees - Institutional ................................................................ 124 575 N/A
Chief compliance officer expenses ............................................................... 1 3 1
Custodian fees .................................................................................... 10 23 17
Directors' expenses ............................................................................... 26 68 19
Professional fees ................................................................................. 22 26 30
Other expenses ................................................................................... 31 30 11
Total Gross Expenses 3,469 24,069 4,944
Less: Reimbursement from Manager ............................................................ – 691 –
Less: Reimbursement from Manager - Class A .................................................. N/A – 122
Less: Reimbursement from Manager - Institutional ............................................. – 316 N/A
Less: Reimbursement from Distributor - Class J ................................................ 27 37 752
Total Net Expenses 3,442 23,025 4,070
Net Investment Income (Loss) 16,151 51,462 5,958
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 83,988 243,837 –
Futures contracts ................................................................................. (4,118) (5,076) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (259,844) (438,433) –
Futures contracts ................................................................................. 2,395 1,719 –
Net Realized and Unrealized Gain (Loss) on investments and futures (177,579) (197,953) –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (161,428) $ (146,491) $ 5,958

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 290 $ 648 $ 19,281
Dividends ......................................................................................... 85,530 43,053 –
Withholding tax .................................................................................. (7,187) (293) –
Interest ............................................................................................ – 15 –
Securities lending - net ...........................................................................
402 22 –
Total Income 79,035 43,445 19,281
Expenses:
Management and investment advisory fees ...................................................... 21,032 13,307 N/A
Distribution f ees - Class A ....................................................................... N/A 2,860 64
Distribution f ees - Class C ....................................................................... N/A 279 N/A
Distribution f ees - Class J ........................................................................ N/A N/A 280
Distribution f ees - R-1 ........................................................................... – 5 12
Distribution f ees - R-3 ........................................................................... 1 50 42
Distribution f ees - R-4 ........................................................................... 1 9 6
Administrative service fees - R-1 ................................................................ – 4 9
Administrative service fees - R-3 ................................................................ – 14 12
Administrative service fees - R-4 ................................................................ – 3 2
Administrative service fees - R-5 ................................................................ N/A 3 2
Registration fees - Class A ....................................................................... N/A 25 15
Registration fees - Class C ....................................................................... N/A 15 N/A
Registration fees - Class J ........................................................................ N/A N/A 15
Registration fees - Institutional .................................................................. 36 31 20
Service fees - R-1 ................................................................................ – 3 8
Service fees - R-3 ................................................................................ 2 50 42
Service fees - R-4 ................................................................................ 2 22 14
Service fees - R-5 ................................................................................ N/A 76 41
Shareholder reports - Class A .................................................................... N/A 42 1
Shareholder reports - Class C .................................................................... N/A 1 N/A
Shareholder reports - Class J ..................................................................... N/A N/A 5
Shareholder reports - Institutional ............................................................... 35 20 –
Transfer agent fees - Class A ..................................................................... N/A 844 28
Transfer agent fees - Class C ..................................................................... N/A 37 N/A
Transfer agent fees - Class J ..................................................................... N/A N/A 81
Transfer agent fees - Institutional ................................................................ 493 257 10
Chief compliance officer expenses ............................................................... 2 2 –
Custodian fees .................................................................................... 441 14 –
Directors' expenses ............................................................................... 42 61 15
Professional fees ................................................................................. 110 22 16
Other expenses ................................................................................... 369 26 8
Total Gross Expenses 22,566 18,082 748
Less: Reimbursement from Manager ............................................................ 784 – –
Less: Reimbursement from Manager - Class A .................................................. N/A – 13
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 37
Total Net Expenses 21,782 18,082 698
Net Investment Income (Loss) 57,253 25,363 18,583
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 178,832 (139,683) –
Investment transactions in affiliated Funds ...................................................... – – 3,054
Foreign currency contracts ....................................................................... 1 – –
Foreign currency transactions .................................................................... (2,115) (9) –
Futures contracts ................................................................................. (726) – –
Capital gain distributions received from affiliated Funds ........................................ – – 17,344
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (593,591) (373,343) –
Investments in affiliated Funds ................................................................... – – (137,430)
Futures contracts ................................................................................. 76 – –
Translation of assets and liabilities in foreign currencies ........................................ (441) (1) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (417,964) (513,036) (117,032)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (360,711) $ (487,673) $ (98,449)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 10,321 $ 102,752 $ 54,679
Total Income 10,321 102,752 54,679
Expenses:
Distribution f ees - Class A ....................................................................... N/A 251 N/A
Distribution f ees - Class J ........................................................................ N/A 1,189 N/A
Distribution f ees - R-1 ........................................................................... 8 48 26
Distribution f ees - R-3 ........................................................................... 59 235 288
Distribution f ees - R-4 ........................................................................... 11 38 44
Administrative service fees - R-1 ................................................................ 7 38 21
Administrative service fees - R-3 ................................................................ 17 66 81
Administrative service fees - R-4 ................................................................ 3 12 13
Administrative service fees - R-5 ................................................................ 2 13 10
Registration fees - Class A ....................................................................... N/A 15 N/A
Registration fees - Class J ........................................................................ N/A 17 N/A
Registration fees - Institutional .................................................................. 19 35 31
Service fees - R-1 ................................................................................ 6 34 19
Service fees - R-3 ................................................................................ 59 235 288
Service fees - R-4 ................................................................................ 26 96 110
Service fees - R-5 ................................................................................ 55 317 261
Shareholder reports - Class A .................................................................... N/A 4 N/A
Shareholder reports - Class J ..................................................................... N/A 10 N/A
Shareholder reports - Institutional ............................................................... – 1 1
Transfer agent fees - Class A ..................................................................... N/A 82 N/A
Transfer agent fees - Class J ..................................................................... N/A 291 N/A
Transfer agent fees - Institutional ................................................................ 4 30 18
Chief compliance officer expenses ............................................................... – 2 1
Directors' expenses ............................................................................... 8 65 33
Professional fees ................................................................................. 16 19 16
Other expenses ................................................................................... 4 34 16
Total Gross Expenses 304 3,177 1,277
Less: Reimbursement from Distributor - Class J ................................................ N/A 158 N/A
Total Net Expenses 304 3,019 1,277
Net Investment Income (Loss) 10,017 99,733 53,402
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 6,233 102,836 22,390
Capital gain distributions received from affiliated Funds ........................................ 10,166 114,986 67,511
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (79,843) (867,785) (455,266)
Net Realized and Unrealized Gain (Loss) on investments (63,444) (649,963) (365,365)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (53,427) $ (550,230) $ (311,963)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 181,730 $ 52,907 $ 142,536
Total Income 181,730 52,907 142,536
Expenses:
Distribution f ees - Class A ....................................................................... 369 N/A 282
Distribution f ees - Class J ........................................................................ 1,807 N/A 1,240
Distribution f ees - R-1 ........................................................................... 65 25 48
Distribution f ees - R-3 ........................................................................... 374 244 278
Distribution f ees - R-4 ........................................................................... 61 38 45
Administrative service fees - R-1 ................................................................ 52 20 38
Administrative service fees - R-3 ................................................................ 105 68 78
Administrative service fees - R-4 ................................................................ 18 11 14
Administrative service fees - R-5 ................................................................ 21 10 17
Registration fees - Class A ....................................................................... 22 N/A 16
Registration fees - Class J ........................................................................ 21 N/A 18
Registration fees - Institutional .................................................................. 40 25 36
Service fees - R-1 ................................................................................ 46 18 34
Service fees - R-3 ................................................................................ 374 244 278
Service fees - R-4 ................................................................................ 152 95 113
Service fees - R-5 ................................................................................ 518 245 412
Shareholder reports - Class A .................................................................... 6 N/A 6
Shareholder reports - Class J ..................................................................... 15 N/A 10
Shareholder reports - Institutional ............................................................... 1 – 1
Transfer agent fees - Class A ..................................................................... 138 N/A 123
Transfer agent fees - Class J ..................................................................... 479 N/A 391
Transfer agent fees - Institutional ................................................................ 76 25 73
Chief compliance officer expenses ............................................................... 4 1 3
Directors' expenses ............................................................................... 111 34 84
Professional fees ................................................................................. 22 17 19
Other expenses ................................................................................... 59 16 45
Total Gross Expenses 4,956 1,136 3,702
Less: Reimbursement from Manager - Class A .................................................. – N/A 3
Less: Reimbursement from Distributor - Class J ................................................ 241 N/A 165
Total Net Expenses 4,715 1,136 3,534
Net Investment Income (Loss) 177,015 51,771 139,002
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 151,299 705 1,931
Capital gain distributions received from affiliated Funds ........................................ 267,342 89,838 278,008
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (1,756,453) (488,239) (1,355,701)
Net Realized and Unrealized Gain (Loss) on investments (1,337,812) (397,696) (1,075,762)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,160,797) $ (345,925) $ (936,760)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 40,879 $ 91,700 $ 23,475
Total Income 40,879 91,700 23,475
Expenses:
Distribution f ees - Class A ....................................................................... N/A 238 N/A
Distribution f ees - Class J ........................................................................ N/A 405 N/A
Distribution f ees - R-1 ........................................................................... 15 40 11
Distribution f ees - R-3 ........................................................................... 189 206 106
Distribution f ees - R-4 ........................................................................... 26 37 15
Administrative service fees - R-1 ................................................................ 12 32 9
Administrative service fees - R-3 ................................................................ 53 58 30
Administrative service fees - R-4 ................................................................ 8 11 4
Administrative service fees - R-5 ................................................................ 8 11 4
Registration fees - Class A ....................................................................... N/A 17 N/A
Registration fees - Class J ........................................................................ N/A 17 N/A
Registration fees - Institutional .................................................................. 28 34 25
Service fees - R-1 ................................................................................ 11 29 8
Service fees - R-3 ................................................................................ 189 206 106
Service fees - R-4 ................................................................................ 64 92 37
Service fees - R-5 ................................................................................ 195 275 110
Shareholder reports - Class A .................................................................... N/A 6 N/A
Shareholder reports - Class J ..................................................................... N/A 4 N/A
Shareholder reports - Institutional ............................................................... – 1 –
Transfer agent fees - Class A ..................................................................... N/A 145 N/A
Transfer agent fees - Class J ..................................................................... N/A 199 N/A
Transfer agent fees - Institutional ................................................................ 21 59 20
Chief compliance officer expenses ............................................................... 1 2 1
Directors' expenses ............................................................................... 26 55 16
Professional fees ................................................................................. 17 18 16
Other expenses ................................................................................... 13 30 7
Total Gross Expenses 876 2,227 525
Less: Reimbursement from Manager - Class A .................................................. N/A 49 N/A
Less: Reimbursement from Distributor - Class J ................................................ N/A 54 N/A
Total Net Expenses 876 2,124 525
Net Investment Income (Loss) 40,003 89,576 22,950
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 222 907 541
Capital gain distributions received from affiliated Funds ........................................ 86,519 204,721 52,041
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (406,527) (920,995) (241,882)
Net Realized and Unrealized Gain (Loss) on investments (319,786) (715,367) (189,300)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (279,783) $ (625,791) $ (166,350)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 21,396 $ 2,681 $ 3,814
Total Income 21,396 2,681 3,814
Expenses:
Distribution f ees - Class J ........................................................................ 25 N/A 116
Distribution f ees - R-1 ........................................................................... 8 1 N/A
Distribution f ees - R-3 ........................................................................... 51 11 N/A
Distribution f ees - R-4 ........................................................................... 6 1 N/A
Administrative service fees - R-1 ................................................................ 7 1 N/A
Administrative service fees - R-3 ................................................................ 14 3 N/A
Administrative service fees - R-4 ................................................................ 2 – N/A
Administrative service fees - R-5 ................................................................ 3 1 N/A
Registration fees - Class J ........................................................................ 14 N/A 38
Registration fees - Institutional .................................................................. 25 15 17
Registration fees - R-6 ........................................................................... N/A N/A 18
Service fees - R-1 ................................................................................ 6 1 N/A
Service fees - R-3 ................................................................................ 51 11 N/A
Service fees - R-4 ................................................................................ 16 3 N/A
Service fees - R-5 ................................................................................ 70 11 N/A
Shareholder reports - Institutional ............................................................... 1 – –
Transfer agent fees - Class J ..................................................................... 30 N/A 26
Transfer agent fees - Institutional ................................................................ 20 3 5
Chief compliance officer expenses ............................................................... 1 – –
Directors' expenses ............................................................................... 15 4 5
Professional fees ................................................................................. 16 16 16
Other expenses ................................................................................... 7 2 4
Total Gross Expenses 388 84 245
Less: Reimbursement from Manager - Class J ................................................... 5 N/A –
Less: Reimbursement from Manager - Institutional ............................................. – – 15
Less: Reimbursement from Manager - R-6 ...................................................... N/A N/A 17
Less: Reimbursement from Distributor - Class J ................................................ 3 N/A 16
Total Net Expenses 380 84 197
Net Investment Income (Loss) 21,016 2,597 3,617
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 610 (61) 348
Capital gain distributions received from affiliated Funds ........................................ 47,563 5,828 5,489
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (220,390) (28,479) (33,161)
Net Realized and Unrealized Gain (Loss) on investments (172,217) (22,712) (27,324)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (151,201) $ (20,115) $ (23,707)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 12,480 $ 13,330 $ 13,215
Total Income 12,480 13,330 13,215
Expenses:
Distribution f ees - Class J ........................................................................ 302 367 294
Registration fees - Class J ........................................................................ 35 41 36
Registration fees - Institutional .................................................................. 17 18 18
Registration fees - R-6 ........................................................................... 20 21 23
Shareholder reports - Class J ..................................................................... 1 1 1
Shareholder reports - Institutional ............................................................... – 1 1
Transfer agent fees - Class J ..................................................................... 53 70 69
Transfer agent fees - Institutional ................................................................ 20 28 36
Directors' expenses ............................................................................... 11 12 12
Professional fees ................................................................................. 16 16 16
Other expenses ................................................................................... 7 7 8
Total Gross Expenses 482 582 514
Less: Reimbursement from Manager - Institutional ............................................. 16 16 18
Less: Reimbursement from Distributor - Class J ................................................ 40 49 39
Total Net Expenses 426 517 457
Net Investment Income (Loss) 12,054 12,813 12,758
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 1,838 298 3,059
Capital gain distributions received from affiliated Funds ........................................ 21,314 26,140 31,650
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (110,662) (126,133) (146,024)
Net Realized and Unrealized Gain (Loss) on investments (87,510) (99,695) (111,315)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (75,456) $ (86,882) $ (98,557)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 10,180 $ 9,565 $ 6,218
Total Income 10,180 9,565 6,218
Expenses:
Distribution f ees - Class J ........................................................................ 230 195 119
Registration fees - Class J ........................................................................ 29 33 25
Registration fees - Institutional .................................................................. 17 18 17
Registration fees - R-6 ........................................................................... 21 21 21
Shareholder reports - Class J ..................................................................... 1 1 1
Shareholder reports - R-6 ........................................................................ 1 1 –
Transfer agent fees - Class J ..................................................................... 60 64 49
Transfer agent fees - Institutional ................................................................ 28 24 20
Directors' expenses ............................................................................... 10 9 7
Professional fees ................................................................................. 16 16 16
Other expenses ................................................................................... 6 6 4
Total Gross Expenses 419 388 279
Less: Reimbursement from Manager - Institutional ............................................. 14 15 16
Less: Reimbursement from Manager - R-6 ...................................................... – – 10
Less: Reimbursement from Distributor - Class J ................................................ 31 26 16
Total Net Expenses 374 347 237
Net Investment Income (Loss) 9,806 9,218 5,981
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 32 66 (303)
Capital gain distributions received from affiliated Funds ........................................ 27,909 29,592 21,209
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (114,279) (113,415) (76,521)
Net Realized and Unrealized Gain (Loss) on investments (86,338) (83,757) (55,615)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (76,532) $ (74,539) $ (49,634)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 5,102 $ 2,492 $ 987
Total Income 5,102 2,492 987
Expenses:
Distribution f ees - Class J ........................................................................ 96 43 19
Registration fees - Class J ........................................................................ 23 19 17
Registration fees - Institutional .................................................................. 17 17 16
Registration fees - R-6 ........................................................................... 20 19 17
Shareholder reports - Class J ..................................................................... 1 1 –
Shareholder reports - Institutional ............................................................... – 1 1
Shareholder reports - R-6 ........................................................................ 1 – –
Transfer agent fees - Class J ..................................................................... 53 42 30
Transfer agent fees - Institutional ................................................................ 16 11 6
Directors' expenses ............................................................................... 6 4 3
Professional fees ................................................................................. 16 15 16
Other expenses ................................................................................... 4 3 3
Total Gross Expenses 253 175 128
Less: Reimbursement from Manager - Class J ................................................... – 20 32
Less: Reimbursement from Manager - Institutional ............................................. 17 21 23
Less: Reimbursement from Manager - R-6 ...................................................... 12 20 24
Less: Reimbursement from Distributor - Class J ................................................ 13 6 3
Total Net Expenses 211 108 46
Net Investment Income (Loss) 4,891 2,384 941
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (510) (105) (6)
Capital gain distributions received from affiliated Funds ........................................ 18,211 8,906 3,497
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (63,989) (31,855) (12,898)
Net Realized and Unrealized Gain (Loss) on investments (46,288) (23,054) (9,407)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (41,397) $ (20,670) $ (8,466)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income
Fund
Principal LifeTime
Strategic Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 268 $ 2,299 $ 12,393
Total Income 268 2,299 12,393
Expenses:
Distribution f ees - Class A ....................................................................... N/A N/A 47
Distribution f ees - Class J ........................................................................ 8 59 99
Distribution f ees - R-1 ........................................................................... N/A N/A 7
Distribution f ees - R-3 ........................................................................... N/A N/A 23
Distribution f ees - R-4 ........................................................................... N/A N/A 4
Administrative service fees - R-1 ................................................................ N/A N/A 5
Administrative service fees - R-3 ................................................................ N/A N/A 6
Administrative service fees - R-4 ................................................................ N/A N/A 1
Administrative service fees - R-5 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... N/A N/A 16
Registration fees - Class J ........................................................................ 15 22 17
Registration fees - Institutional .................................................................. 15 16 21
Registration fees - R-6 ........................................................................... 16 17 N/A
Service fees - R-1 ................................................................................ N/A N/A 5
Service fees - R-3 ................................................................................ N/A N/A 23
Service fees - R-4 ................................................................................ N/A N/A 10
Service fees - R-5 ................................................................................ N/A N/A 30
Shareholder reports - Class A .................................................................... N/A N/A 1
Shareholder reports - Class J ..................................................................... – – 1
Transfer agent fees - Class A ..................................................................... N/A N/A 24
Transfer agent fees - Class J ..................................................................... 16 18 42
Transfer agent fees - Institutional ................................................................ 1 4 10
Directors' expenses ............................................................................... 3 4 10
Professional fees ................................................................................. 17 16 16
Other expenses ................................................................................... 3 3 6
Total Gross Expenses 94 159 425
Less: Reimbursement from Manager - Class A .................................................. N/A N/A 19
Less: Reimbursement from Manager - Class J ................................................... 32 – –
Less: Reimbursement from Manager - Institutional ............................................. 19 17 –
Less: Reimbursement from Manager - R-6 ...................................................... 23 19 N/A
Less: Reimbursement from Distributor - Class J ................................................ 1 8 13
Total Net Expenses 19 115 393
Net Investment Income (Loss) 249 2,184 12,000
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 2 (66) (218)
Capital gain distributions received from affiliated Funds ........................................ 939 3,044 11,164
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (3,510) (18,695) (87,196)
Net Realized and Unrealized Gain (Loss) on investments (2,569) (15,717) (76,250)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (2,320) $ (13,533) $ (64,250)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Real Estate
Securities Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1,014 $ 117,359 $ 48,716
Dividends ......................................................................................... 149,663 89 24
Interest ............................................................................................ 23 – –
Total Income 150,700 117,448 48,740
Expenses:
Management and investment advisory fees ...................................................... 52,836 12,439 4,928
Distribution f ees - Class A ....................................................................... 831 5,610 1,470
Distribution f ees - Class C ....................................................................... 370 2,278 948
Distribution f ees - Class J ........................................................................ 255 1,877 1,257
Distribution f ees - R-1 ........................................................................... 9 8 6
Distribution f ees - R-3 ........................................................................... 104 54 24
Distribution f ees - R-4 ........................................................................... 28 10 12
Administrative service fees - R-1 ................................................................ 8 7 5
Administrative service fees - R-3 ................................................................ 29 15 7
Administrative service fees - R-4 ................................................................ 9 3 4
Administrative service fees - R-5 ................................................................ 10 3 2
Registration fees - Class A ....................................................................... 25 40 29
Registration fees - Class C ....................................................................... 14 21 15
Registration fees - Class J ........................................................................ 17 47 44
Registration fees - Institutional .................................................................. 84 17 16
Registration fees - R-6 ........................................................................... 33 N/A N/A
Service fees - R-1 ................................................................................ 7 6 4
Service fees - R-3 ................................................................................ 104 54 24
Service fees - R-4 ................................................................................ 71 26 29
Service fees - R-5 ................................................................................ 257 83 51
Shareholder reports - Class A .................................................................... 21 94 24
Shareholder reports - Class C .................................................................... 3 11 4
Shareholder reports - Class J ..................................................................... 6 11 7
Shareholder reports - Institutional ............................................................... 300 3 1
Shareholder reports - R-6 ........................................................................ 48 N/A N/A
Transfer agent fees - Class A ..................................................................... 480 1,515 408
Transfer agent fees - Class C ..................................................................... 54 193 74
Transfer agent fees - Class J ..................................................................... 221 443 270
Transfer agent fees - Institutional ................................................................ 3,494 63 27
Chief compliance officer expenses ............................................................... 5 3 1
Custodian fees .................................................................................... 2 – –
Directors' expenses ............................................................................... 131 90 38
Professional fees ................................................................................. 25 19 17
Other expenses ................................................................................... 66 47 20
Total Gross Expenses 59,957 25,090 9,766
Less: Reimbursement from Manager - Institutional ............................................. 1,276 – –
Less: Reimbursement from Distributor - Class J ................................................ 34 250 167
Total Net Expenses 58,647 24,840 9,599
Net Investment Income (Loss) 92,053 92,608 39,141
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... 103,826 (2,132) (568)
Investment transactions in affiliated Funds ...................................................... – 125,755 6,481
Capital gain distributions received from affiliated Funds ........................................ – 141,978 36,922
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (1,630,923) – –
Investments in affiliated Funds ................................................................... – (1,228,905) (403,681)
Net Realized and Unrealized Gain (Loss) on investments (1,527,097) (963,304) (360,846)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,435,044) $ (870,696) $ (321,705)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 73,351 $ 81,980 $ 46,111
Dividends ......................................................................................... 85 – 57
Total Income 73,436 81,980 46,168
Expenses:
Management and investment advisory fees ...................................................... 8,497 7,679 5,541
Distribution f ees - Class A ....................................................................... 4,329 2,964 3,041
Distribution f ees - Class C ....................................................................... 1,543 1,731 949
Distribution f ees - Class J ........................................................................ 1,061 1,834 554
Distribution f ees - R-1 ........................................................................... 6 8 1
Distribution f ees - R-3 ........................................................................... 32 10 20
Distribution f ees - R-4 ........................................................................... 6 4 3
Administrative service fees - R-1 ................................................................ 5 7 1
Administrative service fees - R-3 ................................................................ 9 3 5
Administrative service fees - R-4 ................................................................ 2 1 1
Administrative service fees - R-5 ................................................................ 3 1 2
Registration fees - Class A ....................................................................... 25 58 22
Registration fees - Class C ....................................................................... 15 21 15
Registration fees - Class J ........................................................................ 34 46 25
Registration fees - Institutional .................................................................. 19 18 17
Service fees - R-1 ................................................................................ 4 6 1
Service fees - R-3 ................................................................................ 32 10 20
Service fees - R-4 ................................................................................ 16 11 8
Service fees - R-5 ................................................................................ 70 22 51
Shareholder reports - Class A .................................................................... 72 35 56
Shareholder reports - Class C .................................................................... 7 8 5
Shareholder reports - Class J ..................................................................... 6 11 4
Shareholder reports - Institutional ............................................................... 2 3 1
Transfer agent fees - Class A ..................................................................... 1,199 742 922
Transfer agent fees - Class C ..................................................................... 126 141 105
Transfer agent fees - Class J ..................................................................... 270 336 195
Transfer agent fees - Institutional ................................................................ 44 49 30
Chief compliance officer expenses ............................................................... 2 2 2
Directors' expenses ............................................................................... 62 57 41
Professional fees ................................................................................. 18 18 17
Other expenses ................................................................................... 34 30 24
Total Gross Expenses 17,550 15,866 11,679
Less: Reimbursement from Distributor - Class J ................................................ 141 244 74
Total Net Expenses 17,409 15,622 11,605
Net Investment Income (Loss) 56,027 66,358 34,563
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... (2,033) – (1,353)
Investment transactions in affiliated Funds ...................................................... 158,364 (69,035) 50,589
Capital gain distributions received from affiliated Funds ........................................ 128,688 31,105 105,452
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (986,052) (490,909) (645,243)
Net Realized and Unrealized Gain (Loss) on investments (701,033) (528,839) (490,555)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (645,006) $ (462,481) $ (455,992)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 372 $ 136 $ 676
Dividends ......................................................................................... – 13,268 10,283
Withholding tax .................................................................................. – (83) (30)
Interest ............................................................................................ 72,455 2 17
Securities lending - net ...........................................................................
7 547 910
Total Income 72,834 13,870 11,856
Expenses:
Management and investment advisory fees ...................................................... 14,435 9,556 21,565
Distribution f ees - Class A ....................................................................... 597 702 N/A
Distribution f ees - Class C ....................................................................... 293 234 N/A
Distribution f ees - Class J ........................................................................ 210 319 114
Distribution f ees - R-1 ........................................................................... 2 8 7
Distribution f ees - R-3 ........................................................................... 26 36 38
Distribution f ees - R-4 ........................................................................... 14 42 13
Administrative service fees - R-1 ................................................................ 2 6 6
Administrative service fees - R-3 ................................................................ 7 10 11
Administrative service fees - R-4 ................................................................ 4 12 4
Administrative service fees - R-5 ................................................................ 1 5 4
Registration fees - Class A ....................................................................... 44 19 N/A
Registration fees - Class C ....................................................................... 15 14 N/A
Registration fees - Class J ........................................................................ 21 16 15
Registration fees - Institutional .................................................................. 30 35 18
Registration fees - R-6 ........................................................................... N/A 21 35
Service fees - R-1 ................................................................................ 1 6 5
Service fees - R-3 ................................................................................ 26 36 38
Service fees - R-4 ................................................................................ 34 104 33
Service fees - R-5 ................................................................................ 26 127 96
Shareholder reports - Class A .................................................................... 14 22 N/A
Shareholder reports - Class C .................................................................... 2 2 N/A
Shareholder reports - Class J ..................................................................... 3 7 2
Shareholder reports - Institutional ............................................................... 47 64 15
Shareholder reports - R-6 ........................................................................ N/A 6 52
Transfer agent fees - Class A ..................................................................... 347 370 N/A
Transfer agent fees - Class C ..................................................................... 36 45 N/A
Transfer agent fees - Class J ..................................................................... 114 227 89
Transfer agent fees - Institutional ................................................................ 1,085 494 196
Chief compliance officer expenses ............................................................... 3 1 2
Custodian fees .................................................................................... 11 2 70
Directors' expenses ............................................................................... 76 28 52
Professional fees ................................................................................. 36 22 24
Other expenses ................................................................................... 42 18 29
Total Gross Expenses 17,604 12,616 22,533
Less: Reimbursement from Manager ............................................................ – – 510
Less: Reimbursement from Manager - Institutional ............................................. 36 53 –
Less: Reimbursement from Manager - R-6 ...................................................... N/A – 9
Less: Reimbursement from Distributor - Class J ................................................ 28 43 15
Total Net Expenses 17,540 12,520 21,999
Net Investment Income (Loss) 55,294 1,350 (10,143)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... (24,035) (847) 26,231
Futures contracts ................................................................................. 34 – (3,454)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (243,435) (297,896) (976,340)
Futures contracts ................................................................................. (922) – 321
Net Realized and Unrealized Gain (Loss) on investments and futures (268,358) (298,743) (953,242)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (213,064) $ (297,393) $ (963,385)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2022

See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 254 $ 406 $ –
Dividends ......................................................................................... 17,402 20,503 177
Withholding tax .................................................................................. (16) (36) –
Interest ............................................................................................ 17 8 23,722
Securities lending - net ...........................................................................
95 192 –
Total Income 17,752 21,073 23,899
Expenses:
Management and investment advisory fees ...................................................... 1,898 11,701 2,991
Distribution f ees - Class A ....................................................................... N/A N/A 925
Distribution f ees - Class C ....................................................................... N/A N/A 300
Distribution f ees - Class J ........................................................................ 281 33 N/A
Distribution f ees - R-1 ........................................................................... 25 3 N/A
Distribution f ees - R-3 ........................................................................... 223 14 N/A
Distribution f ees - R-4 ........................................................................... 37 3 N/A
Administrative service fees - R-1 ................................................................ 20 2 N/A
Administrative service fees - R-3 ................................................................ 63 4 N/A
Administrative service fees - R-4 ................................................................ 11 1 N/A
Administrative service fees - R-5 ................................................................ 11 2 N/A
Registration fees - Class A ....................................................................... N/A N/A 37
Registration fees - Class C ....................................................................... N/A N/A 17
Registration fees - Class J ........................................................................ 17 14 N/A
Registration fees - Institutional .................................................................. 24 21 48
Registration fees - R-6 ........................................................................... 19 25 N/A
Service fees - R-1 ................................................................................ 18 2 N/A
Service fees - R-3 ................................................................................ 223 14 N/A
Service fees - R-4 ................................................................................ 93 7 N/A
Service fees - R-5 ................................................................................ 281 37 N/A
Shareholder reports - Class A .................................................................... N/A N/A 5
Shareholder reports - Class C .................................................................... N/A N/A 1
Shareholder reports - Class J ..................................................................... 5 1 N/A
Shareholder reports - Institutional ............................................................... 9 29 9
Shareholder reports - R-6 ........................................................................ 1 3 N/A
Transfer agent fees - Class A ..................................................................... N/A N/A 200
Transfer agent fees - Class C ..................................................................... N/A N/A 27
Transfer agent fees - Class J ..................................................................... 181 34 N/A
Transfer agent fees - Institutional ................................................................ 169 212 288
Chief compliance officer expenses ............................................................... 1 1 1
Custodian fees .................................................................................... 14 43 2
Directors' expenses ............................................................................... 27 25 18
Interest expense and fees ......................................................................... – – 312
Professional fees ................................................................................. 22 29 44
Other expenses ................................................................................... 29 15 15
Total Gross Expenses 3,702 12,275 5,240
Less: Reimbursement from Manager ............................................................ – 251 –
Less: Reimbursement from Manager - Institutional ............................................. 67 194 177
Less: Reimbursement from Distributor - Class J ................................................ 37 4 N/A
Total Net Expenses 3,598 11,826 5,063
Net Investment Income (Loss) 14,154 9,247 18,836
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 117,889 128,082 (28,404)
Futures contracts ................................................................................. (2,675) (966) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (295,305) (204,220) (108,707)
Futures contracts ................................................................................. 1,543 451 –
Net Realized and Unrealized Gain (Loss) on investments and futures (178,548) (76,653) (137,111)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (164,394) $ (67,406) $ (118,275)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 15,805 $ 14,882
Net realized gain (loss) on investments ................................................................................................ (18,326) 479
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(91,979) 9,893
Net Increase (Decrease) in Net Assets Resulting from Operations (94,500) 25,254
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (15,759) (15,274)
Total Dividends and Distributions (15,759) (15,274)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(64,914) 64,219
Total Increase (Decrease) in Net Assets (175,173) 74,199
Net Assets
Beginning of period ....................................................................................................................
728,299 654,100
End of period ..........................................................................................................................
$ 553,126 $ 728,299
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 53,333 $ 3,299 $ 190,476
Reinvested ................................................................................ 8,975 509 4,671
Redeemed .................................................................................
(137,278) (11,248) (177,651)
Net Increase (Decrease)
$ (74,970) $ (7,440) $ 17,496
Shares:
Sold ..................................................................................... 5,259 313 19,146
Reinvested ................................................................................ 888 50 464
Redeemed .................................................................................
(13,493) (1,109) (17,881)
Net Increase (Decrease)
(7,346) (746) 1,729
Year Ended October 31, 2021
Dollars:
Sold ..................................................................................... $ 97,651 $ 5,848 $ 84,741
Reinvested ................................................................................ 9,317 530 3,877
Redeemed .................................................................................
(88,501) (9,013) (40,231)
Net Increase (Decrease)
$ 18,467 $ (2,635) $ 48,387
Shares:
Sold ..................................................................................... 8,778 524 7,618
Reinvested ................................................................................ 838 48 348
Redeemed .................................................................................
(7,966) (809) (3,613)
Net Increase (Decrease)
1,650 (237) 4,353
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (9,589) $ (524) $ (5,646)
Total Dividends and Distributions
$ (9,589) $ (524) $ (5,646)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ......................................... $ (9,979) $ (547) $ (4,748)
Total Dividends and Distributions
$ (9,979) $ (547) $ (4,748)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 206,514 $ 170,214
Net realized gain (loss) on investments ................................................................................................ (7,363) (221)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,874,055) (161,824)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,674,904) 8,169
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (258,022) (232,772)
Total Dividends and Distributions (258,022) (232,772)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
766,770 1,102,989
Total Increase (Decrease) in Net Assets (1,166,156) 878,386
Net Assets
Beginning of period ....................................................................................................................
10,440,384 9,561,998
End of period ..........................................................................................................................
$ 9,274,228 $ 10,440,384
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 23,972 $ 2,045 $ 24,337 $ 239,914 $ 455 N/A $ 3,569 $ 1,628 $ 2,638 $ 2,314,452
Reinvested ................. 5,229 320 2,285 17,527 164 N/A 227 276 555 230,665
Redeemed ..................
(76,652) (10,682) (37,811) (254,856) (2,908) N/A (3,843) (3,280) (12,652) (1,700,804)
Net Increase (Decrease)
$ (47,451) $ (8,317) $ (11,189) $ 2,585 $ (2,289) N/A $ (47) $ (1,376) $ (9,459) $ 844,313
Shares:
Sold ...................... 2,608 220 2,657 26,299 47 N/A 382 172 285 249,911
Reinvested ................. 578 35 252 1,933 18 N/A 25 30 61 25,517
Redeemed ..................
(8,281) (1,152) (4,091) (27,972) (323) N/A (421) (347) (1,361) (183,601)
Net Increase (Decrease)
(5,095) (897) (1,182) 260 (258) N/A (14) (145) (1,015) 91,827
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 73,421 $ 7,649 $ 31,168 $ 339,416 $ 936 $ 87 $ 7,417 $ 8,924 $ 9,100 $ 2,096,264
Reinvested ................. 5,922 448 2,502 15,502 171 5 297 195 715 206,327
Redeemed ..................
(115,724) (29,531) (48,281) (242,323) (2,481) (1,794) (14,970) (7,400) (15,330) (1,225,643)
Net Increase (Decrease)
$ (36,381) $ (21,434) $ (14,611) $ 112,595 $ (1,374) $ (1,702) $ (7,256) $ 1,719 $ (5,515) $ 1,076,948
Shares:
Sold ...................... 7,261 750 3,070 33,494 91 8 735 885 897 206,822
Reinvested ................. 588 44 248 1,536 17 1 29 19 71 20,464
Redeemed ..................
(11,525) (2,924) (4,789) (23,977) (245) (178) (1,481) (728) (1,512) (121,532)
Net Increase (Decrease)
(3,676) (2,130) (1,471) 11,053 (137) (169) (717) 176 (544) 105,754
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (5,392) $ (325) $ (2,314) $ (17,784) $ (164) $ N/A $ (232) $ (276) $ (555) $ (230,980)
Total Dividends and Distributions
$ (5,392) $ (325) $ (2,314) $ (17,784) $ (164) $ N/A $ (232) $ (276) $ (555) $ (230,980)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (6,128) $ (457) $ (2,535) $ (15,902) $ (171) $ (8) $ (301) $ (195) $ (715) $ (206,360)
Total Dividends and Distributions
$ (6,128) $ (457) $ (2,535) $ (15,902) $ (171) $ (8) $ (301) $ (195) $ (715) $ (206,360)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 14,509 $ 11,922
Net realized gain (loss) on investments , futures and swap agreements ................................................................ (36,376) 10,386
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .................................
(98,269) (13,175)
Net Increase (Decrease) in Net Assets Resulting from Operations (120,136) 9,133
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (21,858) (44,110)
Total Dividends and Distributions (21,858) (44,110)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
15,551 84,178
Total Increase (Decrease) in Net Assets (126,443) 49,201
Net Assets
Beginning of period ....................................................................................................................
710,908 661,707
End of period ..........................................................................................................................
$ 584,465 $ 710,908
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 7,134 $ 6,848 $ 110,266 $ 531 N/A $ 2,496 $ 875 $ 17,914
Reinvested ........................... 2,578 3,932 13,147 92 N/A 522 191 1,305
Redeemed ............................
(16,553) (22,501) (87,753) (395) N/A (6,015) (1,740) (17,323)
Net Increase (Decrease)
$ (6,841) $ (11,721) $ 35,660 $ 228 N/A $ (2,997) $ (674) $ 1,896
Shares:
Sold ................................ 713 670 10,968 52 N/A 252 85 1,850
Reinvested ........................... 252 380 1,292 9 N/A 51 18 129
Redeemed ............................
(1,659) (2,246) (8,881) (40) N/A (595) (170) (1,697)
Net Increase (Decrease)
(694) (1,196) 3,379 21 N/A (292) (67) 282
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 13,064 $ 12,617 $ 137,175 $ 712 $ 80 $ 8,460 $ 2,893 $ 10,450
Reinvested ........................... 6,237 9,575 22,776 221 243 1,237 505 3,141
Redeemed ............................
(20,333) (27,428) (62,519) (1,258) (4,922) (8,694) (4,466) (15,588)
Net Increase (Decrease)
$ (1,032) $ (5,236) $ 97,432 $ (325) $ (4,599) $ 1,003 $ (1,068) $ (1,997)
Shares:
Sold ................................ 1,166 1,116 12,287 64 7 769 257 943
Reinvested ........................... 558 849 2,040 20 22 111 44 283
Redeemed ............................
(1,832) (2,442) (5,609) (111) (452) (786) (396) (1,409)
Net Increase (Decrease)
(108) (477) 8,718 (27) (423) 94 (95) (183)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (2,639) $ (3,959) $ (13,150) $ (92) $ N/A $ (522) $ (191) $ (1,305)
Total Dividends and Distributions
$ (2,639) $ (3,959) $ (13,150) $ (92) $ N/A $ (522) $ (191) $ (1,305)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (6,364) $ (9,616) $ (22,783) $ (221) $ (243) $ (1,237) $ (505) $ (3,141)
Total Dividends and Distributions
$ (6,364) $ (9,616) $ (22,783) $ (221) $ (243) $ (1,237) $ (505) $ (3,141)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Fund
(a)
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 172,995 $ 200,798
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................... (171,660) 272,207
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ............
(517,976) 216,810
Net Increase (Decrease) in Net Assets Resulting from Operations (516,641) 689,815
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (178,610) (206,008)
From tax return of capital ..............................................................................................................
(1,670) –
Total Dividends and Distributions (180,280) (206,008)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(558,799) (883,986)
Total Increase (Decrease) in Net Assets (1,255,720) (400,179)
Net Assets
Beginning of period ....................................................................................................................
4,494,503 4,894,682
End of period ..........................................................................................................................
$ 3,238,783 $ 4,494,503
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold .......................................................................... $ 157,217 $ 18,191 $ 382,114 $ 16,954
Reinvested ..................................................................... 51,422 13,090 89,021 3,035
Redeemed ......................................................................
(293,571) (166,555) (763,629) (66,088)
Net Increase (Decrease)
$ (84,932) $ (135,274) $ (292,494) $ (46,099)
Shares:
Sold .......................................................................... 12,296 1,423 29,983 1,330
Reinvested ..................................................................... 4,025 1,024 6,996 235
Redeemed ......................................................................
(22,870) (13,113) (60,875) (5,132)
Net Increase (Decrease)
(6,549) (10,666) (23,896) (3,567)
Year Ended October 31, 2021
Dollars:
Sold .......................................................................... $ 398,884 $ 22,576 $ 428,495 $ 62,403
Reinvested ..................................................................... 51,465 21,459 100,787 5,201
Redeemed ......................................................................
(349,124) (482,622) (1,031,201) (112,309)
Net Increase (Decrease)
$ 101,225 $ (438,587) $ (501,919) $ (44,705)
Shares:
Sold .......................................................................... 29,031 1,656 31,566 4,594
Reinvested ..................................................................... 3,759 1,587 7,415 384
Redeemed ......................................................................
(25,596) (35,493) (76,320) (8,319)
Net Increase (Decrease)
7,194 (32,250) (37,339) (3,341)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................. $ (58,448) $ (13,529) $ (103,502) $ (3,131)
From tax return of capital ........................................................... (551) (122) (971) (26)
Total Dividends and Distributions
$ (58,999) $ (13,651) $ (104,473) $ (3,157)
Year Ended October 31, 2021
From net investment income and net realized gain on investments .............................. $ (59,957) $ (22,349) $ (118,462) $ (5,240)
Total Dividends and Distributions
$ (59,957) $ (22,349) $ (118,462) $ (5,240)
(a)
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 99,493 $ 134,963
Net realized gain (loss) on investments and foreign currencies ....................................................................... (139,818) 3,756,831
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(1,363,444) (716,757)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,403,769) 3,175,037
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (738,695) (149,185)
Total Dividends and Distributions (738,695) (149,185)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
585,972 (8,643,701)
Total Increase (Decrease) in Net Assets (1,556,492) (5,617,849)
Net Assets
Beginning of period ....................................................................................................................
5,574,632 11,192,481
End of period ..........................................................................................................................
$ 4,018,140 $ 5,574,632
Class A Class C Class J Instit utional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
(a)
Dollars:
Sold ................ $ 24,434 $ 451 $ 6,136 $ 103,805 $ 418 N/A $ 1,952 $ 1,220 $ 3,956 $ 1,085,727
Reinvested ........... 28,899 1,043 21,829 70,174 360 N/A 1,636 1,131 4,977 602,172
Redeemed ............
(29,210) (8,338) (16,014) (123,259) (582) N/A (3,579) (3,225) (13,862) (1,176,279)
Net Increase (Decrease)
$ 24,123 $ (6,844) $ 11,951 $ 50,720 $ 196 N/A $ 9 $ (874) $ (4,929) $ 511,620
Shares:
Sold ................ 1,890 30 475 8,145 34 N/A 152 97 304 79,885
Reinvested ........... 2,008 73 1,538 4,904 25 N/A 114 78 342 42,042
Redeemed ............
(2,292) (684) (1,255) (9,777) (47) N/A (279) (230) (1,015) (94,651)
Net Increase (Decrease)
1,606 (581) 758 3,272 12 N/A (13) (55) (369) 27,276
Year Ended October 31, 2021
(b)
Dollars:
Sold ................ $ 29,691 $ 1,898 $ 12,938 $ 131,983 $ 420 $ 87 $ 5,018 $ 3,236 $ 8,719 $ 860,813
Reinvested ........... 1,677 1 1,473 5,027 13 9 85 92 348 140,041
Redeemed ............
(32,663) (4,222) (19,618) (93,960) (1,082) (2,567) (5,014) (6,231) (8,678) (9,673,235)
Net Increase (Decrease)
$ (1,295) $ (2,323) $ (5,207) $ 43,050 $ (649) $ (2,471) $ 89 $ (2,903) $ 389 $ (8,672,381)
Shares:
Sold ................ 1,887 121 834 8,429 27 6 321 204 551 55,183
Reinvested ........... 112 – 99 337 1 – 6 6 23 9,399
Redeemed ............
(2,080) (266) (1,270) (6,059) (69) (166) (321) (392) (547) (605,880)
Net Increase (Decrease)
(81) (145) (337) 2,707 (41) (160) 6 (182) 27 (541,298)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
(a)
From net investment income
and net realized gain on
investments ........... $ (32,109) $ (1,053) $ (21,851) $ (70,296) $ (360) $ N/A $ (1,649) $ (1,131) $ (4,977) $ (605,269)
Total Dividends and Distributions
$ (32,109) $ (1,053) $ (21,851) $ (70,296) $ (360) $ N/A $ (1,649) $ (1,131) $ (4,977) $ (605,269)
Year Ended October 31, 2021
(b)
From net investment income
and net realized gain on
investments ........... $ (1,884) $ (1) $ (1,473) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,243)
Total Dividends and Distributions
$ (1,884) $ (1) $ (1,473) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,243)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 175,537 $ 163,181
Net realized gain (loss) on investments ................................................................................................ 393,903 514,548
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,673,109) 2,360,286
Net Increase (Decrease) in Net Assets Resulting from Operations (1,103,669) 3,038,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (577,613) (155,255)
Total Dividends and Distributions (577,613) (155,255)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
82,218 213,718
Total Increase (Decrease) in Net Assets (1,599,064) 3,096,478
Net Assets
Beginning of period ....................................................................................................................
10,887,468 7,790,990
End of period ..........................................................................................................................
$ 9,288,404 $ 10,887,468
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 95,600 $ 17,592 $ 12,744 $ 1,520,143 $ 390 N/A $ 8,489 $ 7,553 $ 16,236
Reinvested ................. 69,169 5,249 4,497 475,732 134 N/A 1,638 1,561 9,189
Redeemed ..................
(197,121) (32,123) (13,475) (1,872,086) (1,109) N/A (8,534) (9,194) (30,056)
Net Increase (Decrease)
$ (32,352) $ (9,282) $ 3,766 $ 123,789 $ (585) N/A $ 1,593 $ (80) $ (4,631)
Shares:
Sold ...................... 2,509 476 328 40,194 11 N/A 224 194 424
Reinvested ................. 1,752 136 114 12,081 3 N/A 42 40 233
Redeemed ..................
(5,167) (885) (353) (49,513) (30) N/A (226) (237) (786)
Net Increase (Decrease)
(906) (273) 89 2,762 (16) N/A 40 (3) (129)
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 158,296 $ 28,269 $ 15,621 $ 2,632,953 $ 882 $ 65 $ 10,233 $ 14,239 $ 19,338
Reinvested ................. 15,828 680 1,032 132,073 23 6 318 368 2,218
Redeemed ..................
(174,610) (63,508) (13,040) (2,516,094) (1,219) (3,130) (9,272) (19,688) (18,163)
Net Increase (Decrease)
$ (486) $ (34,559) $ 3,613 $ 248,932 $ (314) $ (3,059) $ 1,279 $ (5,081) $ 3,393
Shares:
Sold ...................... 4,150 762 405 70,472 22 2 268 362 514
Reinvested ................. 418 19 27 3,483 1 – 8 10 58
Redeemed ..................
(4,588) (1,703) (342) (65,587) (31) (85) (249) (523) (478)
Net Increase (Decrease)
(20) (922) 90 8,368 (8) (83) 27 (151) 94
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (71,575) $ (5,583) $ (4,512) $ (483,400) $ (134) $ N/A $ (1,659) $ (1,561) $ (9,189)
Total Dividends and Distributions
$ (71,575) $ (5,583) $ (4,512) $ (483,400) $ (134) $ N/A $ (1,659) $ (1,561) $ (9,189)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (16,435) $ (715) $ (1,035) $ (134,137) $ (23) $ (6) $ (318) $ (368) $ (2,218)
Total Dividends and Distributions
$ (16,435) $ (715) $ (1,035) $ (134,137) $ (23) $ (6) $ (318) $ (368) $ (2,218)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 32,006 $ 20,993
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................... (77,981) (8,966)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ............
(60,495) (5,802)
Net Increase (Decrease) in Net Assets Resulting from Operations (106,470) 6,225
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (38,390) (16,197)
From tax return of capital ..............................................................................................................
– (2,472)
Total Dividends and Distributions (38,390) (18,669)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(253,722) 559,650
Total Increase (Decrease) in Net Assets (398,582) 547,206
Net Assets
Beginning of period ....................................................................................................................
777,154 229,948
End of period ..........................................................................................................................
$ 378,572 $ 777,154
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2022
(a)
Dollars:
Sold ............................................................................................... $ 546 $ 184,326
Reinvested .......................................................................................... 69 38,231
Redeemed ...........................................................................................
(7,263) (469,631)
Net Increase (Decrease)
$ (6,648) $ (247,074)
Shares:
Sold ............................................................................................... 55 19,292
Reinvested .......................................................................................... 7 4,287
Redeemed ...........................................................................................
(741) (50,704)
Net Increase (Decrease)
(679) (27,125)
Year Ended October 31, 2021
Dollars:
Sold ............................................................................................... $ 5,763 $ 669,924
Reinvested .......................................................................................... 191 18,467
Redeemed ...........................................................................................
(2,306) (132,389)
Net Increase (Decrease)
$ 3,648 $ 556,002
Shares:
Sold ............................................................................................... 544 63,607
Reinvested .......................................................................................... 18 1,748
Redeemed ...........................................................................................
(220) (12,565)
Net Increase (Decrease)
342 52,790
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on investments ................................................... $ (69) $ (38,321)
Total Dividends and Distributions
$ (69) $ (38,321)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ................................................... $ (170) $ (16,027)
From tax return of capital ................................................................................ (22) (2,450)
Total Dividends and Distributions
$ (192) $ (18,477)
(a)
Class A shares discontinued operations on February 25, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
(a)
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,992 $ 2,324
Net realized gain (loss) on investments and foreign currencies ....................................................................... (13,037) 27,384
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(86,184) 17,803
Net Increase (Decrease) in Net Assets Resulting from Operations (95,229) 47,511
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,006) (724)
Total Dividends and Distributions (20,006) (724)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
17,311 (11,505)
Total Increase (Decrease) in Net Assets (97,924) 35,282
Net Assets
Beginning of period ....................................................................................................................
294,906 259,624
End of period ..........................................................................................................................
$ 196,982 $ 294,906
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
(b)
Dollars:
Sold ............................. $ 9,894 $ 224 $ 3,432 $ 29,770 $ 199 N/A $ 1,186 $ 658 $ 1,331 $ 928
Reinvested ........................ 5,938 341 6,916 5,242 104 N/A 409 233 496 289
Redeemed .........................
(11,273) (5,022) (10,854) (15,942) (240) N/A (1,931) (732) (2,641) (1,644)
Net Increase (Decrease)
$ 4,559 $ (4,457) $ (506) $ 19,070 $ 63 N/A $ (336) $ 159 $ (814) $ (427)
Shares:
Sold ............................. 394 8 133 1,170 9 N/A 49 27 52 35
Reinvested ........................ 208 13 253 186 4 N/A 15 8 18 10
Redeemed .........................
(441) (220) (435) (639) (10) N/A (77) (31) (101) (66)
Net Increase (Decrease)
161 (199) (49) 717 3 N/A (13) 4 (31) (21)
Year Ended October 31, 2021
(c)
Dollars:
Sold ............................. $ 16,363 $ 1,314 $ 13,581 $ 21,900 $ 290 $ 299 $ 3,297 $ 908 $ 2,080 $ 3,569
Reinvested ........................ 107 – 287 281 – – – 5 25 18
Redeemed .........................
(15,672) (3,843) (19,287) (22,775) (305) (2,262) (3,605) (1,082) (4,053) (2,945)
Net Increase (Decrease)
$ 798 $ (2,529) $ (5,419) $ (594) $ (15) $ (1,963) $ (308) $ (169) $ (1,948) $ 642
Shares:
Sold ............................. 495 43 428 677 9 10 100 27 64 108
Reinvested ........................ 3 – 10 9 – – – – 1 1
Redeemed .........................
(476) (124) (619) (707) (10) (70) (112) (33) (124) (94)
Net Increase (Decrease)
22 (81) (181) (21) (1) (60) (12) (6) (59) 15
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
(b)
From net investment income and net realized
gain on investments .................. $ (5,967) $ (341) $ (6,923) $ (5,244) $ (104) $ N/A $ (409) $ (233) $ (496) $ (289)
Total Dividends and Distributions
$ (5,967) $ (341) $ (6,923) $ (5,244) $ (104) $ N/A $ (409) $ (233) $ (496) $ (289)
Year Ended October 31, 2021
(c)
From net investment income and net realized
gain on investments .................. $ (108) $ – $ (287) $ (281) $ – $ – $ – $ (5) $ (25) $ (18)
Total Dividends and Distributions
$ (108) $ – $ (287) $ (281) $ – $ – $ – $ (5) $ (25) $ (18)
(a)
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(b)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.
(c)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 52,868 $ 55,778
Net realized gain (loss) on investments and foreign currencies ....................................................................... 27,987 95,393
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(926,560) 908,081
Net Increase (Decrease) in Net Assets Resulting from Operations (845,705) 1,059,252
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (85,238) (25,224)
Total Dividends and Distributions (85,238) (25,224)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(966,249) 350,574
Total Increase (Decrease) in Net Assets (1,897,192) 1,384,602
Net Assets
Beginning of period ....................................................................................................................
4,117,624 2,733,022
End of period ..........................................................................................................................
$ 2,220,432 $ 4,117,624
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
(a)
Dollars:
Sold ........................................... $ 36,806 $ 1,468 $ 481,624 $ 716 $ 79 $ 8,460 $ 166,356
Reinvested ...................................... 2,186 353 45,948 12 19 34 31,861
Redeemed .......................................
(35,352) (21,413) (905,424) (441) (157) (894) (778,490)
Net Increase (Decrease)
$ 3,640 $ (19,592) $ (377,852) $ 287 $ (59) $ 7,600 $ (580,273)
Shares:
Sold ........................................... 3,901 145 47,603 65 7 767 16,244
Reinvested ...................................... 202 34 3,906 1 2 3 2,706
Redeemed .......................................
(3,745) (2,353) (85,297) (43) (16) (89) (69,215)
Net Increase (Decrease)
358 (2,174) (33,788) 23 (7) 681 (50,265)
Year Ended October 31, 2021
Dollars:
Sold ........................................... $ 31,259 $ 3,824 $ 713,308 $ 229 $ 109 $ 123 $ 310,790
Reinvested ...................................... 607 130 13,488 3 5 2 9,355
Redeemed .......................................
(31,953) (9,402) (526,746) (200) (53) (47) (164,257)
Net Increase (Decrease)
$ (87) $ (5,448) $ 200,050 $ 32 $ 61 $ 78 $ 155,888
Shares:
Sold ........................................... 3,191 400 68,269 21 11 11 28,987
Reinvested ...................................... 67 15 1,383 1 – – 958
Redeemed .......................................
(3,318) (1,008) (49,840) (19) (5) (4) (15,448)
Net Increase (Decrease)
(60) (593) 19,812 3 6 7 14,497
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on investments $ (2,597) $ (355) $ (49,985) $ (12) $ (19) $ (34) $ (32,236)
Total Dividends and Distributions
$ (2,597) $ (355) $ (49,985) $ (12) $ (19) $ (34) $ (32,236)
Year Ended October 31, 2021
From net investment income and net realized gain on investments $ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
Total Dividends and Distributions
$ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 13,312 $ 6,355
Net realized gain (loss) on investments and futures ................................................................................... (62,150) 17,202
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(127,710) (40,129)
Net Increase (Decrease) in Net Assets Resulting from Operations (176,548) (16,572)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (18,236) (17,281)
Total Dividends and Distributions (18,236) (17,281)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(180,338) (361,528)
Total Increase (Decrease) in Net Assets (375,122) (395,381)
Net Assets
Beginning of period ....................................................................................................................
1,146,198 1,541,579
End of period ..........................................................................................................................
$ 771,076 $ 1,146,198
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
(a)
Dollars:
Sold ...................... $ 25,859 $ 592 $ 10,221 $ 504,378 $ 431 N/A $ 1,008 $ 513 $ 1,786
Reinvested ................. 2,571 33 1,112 13,951 20 N/A 49 81 178
Redeemed ..................
(49,080) (14,868) (17,647) (649,862) (394) N/A (2,111) (1,752) (7,407)
Net Increase (Decrease)
$ (20,650) $ (14,243) $ (6,314) $ (131,533) $ 57 N/A $ (1,054) $ (1,158) $ (5,443)
Shares:
Sold ...................... 2,725 60 1,061 51,289 47 N/A 105 54 188
Reinvested ................. 268 3 115 1,453 2 N/A 5 8 18
Redeemed ..................
(5,128) (1,579) (1,822) (69,209) (42) N/A (218) (178) (770)
Net Increase (Decrease)
(2,135) (1,516) (646) (16,467) 7 N/A (108) (116) (564)
Year Ended October 31, 2021
(b)
Dollars:
Sold ...................... $ 32,469 $ 1,951 $ 12,682 $ 104,943 $ 732 $ 150 $ 5,226 $ 3,973 $ 3,994
Reinvested ................. 2,700 75 1,187 12,553 28 7 75 64 238
Redeemed ..................
(63,377) (16,161) (29,720) (407,833) (2,906) (2,029) (8,324) (2,767) (11,458)
Net Increase (Decrease)
$ (28,208) $ (14,135) $ (15,851) $ (290,337) $ (2,146) $ (1,872) $ (3,023) $ 1,270 $ (7,226)
Shares:
Sold ...................... 3,097 186 1,205 9,997 69 14 498 380 379
Reinvested ................. 258 7 113 1,196 3 1 7 6 23
Redeemed ..................
(6,044) (1,543) (2,827) (38,851) (278) (193) (794) (263) (1,087)
Net Increase (Decrease)
(2,689) (1,350) (1,509) (27,658) (206) (178) (289) 123 (685)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
(a)
From net investment income and net
realized gain on investments ..... $ (2,662) $ (35) $ (1,120) $ (14,089) $ (20) $ N/A $ (51) $ (81) $ (178)
Total Dividends and Distributions
$ (2,662) $ (35) $ (1,120) $ (14,089) $ (20) $ N/A $ (51) $ (81) $ (178)
Year Ended October 31, 2021
(b)
From net investment income and net
realized gain on investments ..... $ (2,795) $ (76) $ (1,197) $ (12,801) $ (28) $ (7) $ (75) $ (64) $ (238)
Total Dividends and Distributions
$ (2,795) $ (76) $ (1,197) $ (12,801) $ (28) $ (7) $ (75) $ (64) $ (238)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 29,419 $ –
Net realized gain (loss) on investments ................................................................................................ – –
Net change in unrealized appreciation/(depreciation) of investments .................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 29,419 –
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (29,419) –
Total Dividends and Distributions (29,419) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(678,052) 579,816
Total Increase (Decrease) in Net Assets (678,052) 579,816
Net Assets
Beginning of period ....................................................................................................................
3,657,679 3,077,863
End of period ..........................................................................................................................
$ 2,979,627 $ 3,657,679
Institutional
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold .......................................................................................................... $ 51,279,058
Redeemed ......................................................................................................
(51,957,110)
Net Increase (Decrease)
$ (678,052)
Shares:
Sold .......................................................................................................... 51,279,058
Redeemed ......................................................................................................
(51,957,110)
Net Increase (Decrease)
(678,052)
Year Ended October 31, 2021
Dollars:
Sold .......................................................................................................... $ 50,524,273
Redeemed ......................................................................................................
(49,944,457)
Net Increase (Decrease)
$ 579,816
Shares:
Sold .......................................................................................................... 50,524,273
Redeemed ......................................................................................................
(49,944,457)
Net Increase (Decrease)
579,816
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (29,419)
Total Dividends and Distributions
$ (29,419)
Year Ended October 31, 2021
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 175,008 $ 177,198
Net realized gain (loss) on investments and swap agreements ......................................................................... (99,282) 44,818
Net change in unrealized appreciation/(depreciation) of investments and swap agreements ..........................................
(479,574) 82,265
Net Increase (Decrease) in Net Assets Resulting from Operations (403,848) 304,281
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (186,071) (184,520)
Total Dividends and Distributions (186,071) (184,520)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(51,438) 575,999
Total Increase (Decrease) in Net Assets (641,357) 695,760
Net Assets
Beginning of period ....................................................................................................................
3,720,936 3,025,176
End of period ..........................................................................................................................
$ 3,079,579 $ 3,720,936
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ............................................................................................... N/A $ 829,383
Reinvested .......................................................................................... N/A 186,071
Redeemed ...........................................................................................
N/A (1,066,892)
Net Increase (Decrease)
N/A $ (51,438)
Shares:
Sold ............................................................................................... N/A 95,488
Reinvested .......................................................................................... N/A 21,919
Redeemed ...........................................................................................
N/A (123,549)
Net Increase (Decrease)
N/A (6,142)
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................................................... $ 440 $ 857,562
Reinvested .......................................................................................... 66 184,440
Redeemed ...........................................................................................
(5,546) (460,963)
Net Increase (Decrease)
$ (5,040) $ 581,039
Shares:
Sold ............................................................................................... 47 91,573
Reinvested .......................................................................................... 7 19,663
Redeemed ...........................................................................................
(590) (49,149)
Net Increase (Decrease)
(536) 62,087
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ................................................... $ N/A $ (186,071)
Total Dividends and Distributions
$ N/A $ (186,071)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................................................... $ (80) $ (184,440)
Total Dividends and Distributions
$ (80) $ (184,440)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 126,318 $ 140,784
Net realized gain (loss) on investments , foreign currencies and swap agreements .................................................... (21,622) 74,404
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(367,096) 72,054
Net Increase (Decrease) in Net Assets Resulting from Operations (262,400) 287,242
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (134,215) (151,386)
Total Dividends and Distributions (134,215) (151,386)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(335,954) (222,262)
Total Increase (Decrease) in Net Assets (732,569) (86,406)
Net Assets
Beginning of period ....................................................................................................................
2,896,686 2,983,092
End of period ..........................................................................................................................
$ 2,164,117 $ 2,896,686
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold .......................................................................... $ 258,151 $ 3,729 $ 682,753 $ 173,876
Reinvested ..................................................................... 22,746 2,106 66,753 27,754
Redeemed ......................................................................
(320,217) (20,996) (938,520) (294,089)
Net Increase (Decrease)
$ (39,320) $ (15,161) $ (189,014) $ (92,459)
Shares:
Sold .......................................................................... 37,859 529 101,786 24,854
Reinvested ..................................................................... 3,383 308 10,013 4,169
Redeemed ......................................................................
(47,038) (3,057) (140,261) (43,914)
Net Increase (Decrease)
(5,796) (2,220) (28,462) (14,891)
Year Ended October 31, 2021
Dollars:
Sold .......................................................................... $ 190,201 $ 5,937 $ 412,092 $ 125,613
Reinvested ..................................................................... 23,505 3,508 71,583 24,838
Redeemed ......................................................................
(211,085) (70,136) (389,711) (408,607)
Net Increase (Decrease)
$ 2,621 $ (60,691) $ 93,964 $ (258,156)
Shares:
Sold .......................................................................... 25,964 801 56,640 17,333
Reinvested ..................................................................... 3,207 473 9,841 3,415
Redeemed ......................................................................
(28,846) (9,468) (53,628) (56,149)
Net Increase (Decrease)
325 (8,194) 12,853 (35,401)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................. $ (24,213) $ (2,124) $ (70,172) $ (37,706)
Total Dividends and Distributions
$ (24,213) $ (2,124) $ (70,172) $ (37,706)
Year Ended October 31, 2021
From net investment income and net realized gain on investments .............................. $ (25,284) $ (3,548) $ (75,170) $ (47,384)
Total Dividends and Distributions
$ (25,284) $ (3,548) $ (75,170) $ (47,384)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 95,115 $ 48,653
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ...... (19,387) 69,925
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .......................................................................................................................
(272,251) (24,418)
Net Increase (Decrease) in Net Assets Resulting from Operations (196,523) 94,160
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (104,240) (8,693)
Total Dividends and Distributions (104,240) (8,693)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
444,455 (366,574)
Total Increase (Decrease) in Net Assets 143,692 (281,107)
Net Assets
Beginning of period ....................................................................................................................
1,506,369 1,787,476
End of period ..........................................................................................................................
$ 1,650,061 $ 1,506,369
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ N/A $ 19,317 $ 901,255 $ 809 N/A $ 3,684 $ 702 $ 2,638
Reinvested ........................... N/A 1,320 101,579 87 N/A 474 430 348
Redeemed ............................
N/A (15,200) (564,616) (1,257) N/A (3,254) (1,953) (1,908)
Net Increase (Decrease)
N/A $ 5,437 $ 438,218 $ (361) N/A $ 904 $ (821) $ 1,078
Shares:
Sold ................................ N/A 2,251 99,596 99 N/A 449 81 294
Reinvested ........................... N/A 149 10,840 10 N/A 53 48 38
Redeemed ............................
N/A (1,813) (60,274) (158) N/A (384) (230) (222)
Net Increase (Decrease)
N/A 587 50,162 (49) N/A 118 (101) 110
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ................................ $ 1,275 $ 12,195 $ 286,057 $ 179 $ 148 $ 6,074 $ 5,619 $ 1,684
Reinvested ........................... 58 42 8,531 4 1 34 7 16
Redeemed ............................
(17,090) (6,139) (652,476) (417) (441) (7,952) (1,586) (2,397)
Net Increase (Decrease)
$ (15,757) $ 6,098 $ (357,888) $ (234) $ (292) $ (1,844) $ 4,040 $ (697)
Shares:
Sold ................................ 139 1,340 29,652 20 17 665 595 180
Reinvested ........................... 6 5 904 – – 4 1 2
Redeemed ............................
(1,863) (680) (68,786) (47) (50) (865) (172) (259)
Net Increase (Decrease)
(1,718) 665 (38,230) (27) (33) (196) 424 (77)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ N/A $ (1,320) $ (101,580) $ (87) $ N/A $ (475) $ (430) $ (348)
Total Dividends and Distributions
$ N/A $ (1,320) $ (101,580) $ (87) $ N/A $ (475) $ (430) $ (348)
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain
on investments ......................... $ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
Total Dividends and Distributions
$ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 9,292 $ 8,358
Net realized gain (loss) on investments and foreign currencies ....................................................................... (25,884) 39,800
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(92,088) 35,693
Net Increase (Decrease) in Net Assets Resulting from Operations (108,680) 83,851
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (44,834) (21,153)
Total Dividends and Distributions (44,834) (21,153)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
83,156 (9,792)
Total Increase (Decrease) in Net Assets (70,358) 52,906
Net Assets
Beginning of period ....................................................................................................................
345,249 292,343
End of period ..........................................................................................................................
$ 274,891 $ 345,249
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ N/A $ 38,420 $ 190 N/A $ 433 $ 405 $ 84 $ 68,854
Reinvested ........................... N/A 17,346 158 N/A 378 330 93 25,569
Redeemed ............................
N/A (41,550) (212) N/A (999) (340) (148) (25,855)
Net Increase (Decrease)
N/A $ 14,216 $ 136 N/A $ (188) $ 395 $ 29 $ 68,568
Shares:
Sold ................................ N/A 2,707 13 N/A 31 27 6 5,284
Reinvested ........................... N/A 1,076 10 N/A 24 20 6 1,585
Redeemed ............................
N/A (3,147) (14) N/A (73) (24) (10) (1,833)
Net Increase (Decrease)
N/A 636 9 N/A (18) 23 2 5,036
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ................................ $ 201 $ 25,509 $ 354 $ 17 $ 1,822 $ 279 $ 379 $ 22,137
Reinvested ........................... 649 7,072 77 66 146 174 106 12,750
Redeemed ............................
(11,921) (21,593) (493) (1,288) (1,660) (1,552) (1,581) (41,442)
Net Increase (Decrease)
$ (11,071) $ 10,988 $ (62) $ (1,205) $ 308 $ (1,099) $ (1,096) $ (6,555)
Shares:
Sold ................................ 12 1,398 21 1 103 16 21 1,223
Reinvested ........................... 39 426 5 4 9 10 6 767
Redeemed ............................
(679) (1,222) (28) (73) (90) (88) (84) (2,296)
Net Increase (Decrease)
(628) 602 (2) (68) 22 (62) (57) (306)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ N/A $ (17,593) $ (158) $ N/A $ (378) $ (330) $ (93) $ (26,282)
Total Dividends and Distributions
$ N/A $ (17,593) $ (158) $ N/A $ (378) $ (330) $ (93) $ (26,282)
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain
on investments ......................... $ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
Total Dividends and Distributions
$ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (16,604) $ (26,957)
Net realized gain (loss) on investments and futures ................................................................................... 1,090,008 1,645,917
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(5,747,940) 2,679,112
Net Increase (Decrease) in Net Assets Resulting from Operations (4,674,536) 4,298,072
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,500,514) (845,428)
Total Dividends and Distributions (1,500,514) (845,428)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
892,868 198,509
Total Increase (Decrease) in Net Assets (5,282,182) 3,651,153
Net Assets
Beginning of period ....................................................................................................................
14,844,990 11,193,837
End of period ..........................................................................................................................
$ 9,562,808 $ 14,844,990
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 20,981 $ 27,793 $ 464,650 $ 908 N/A $ 10,494 $ 8,481 $ 17,955 $ 1,097,141
Reinvested ................. 65,507 58,060 339,689 1,799 N/A 11,608 9,001 37,571 971,873
Redeemed ..................
(60,801) (62,953) (444,619) (1,912) N/A (22,891) (20,894) (131,812) (1,504,761)
Net Increase (Decrease)
$ 25,687 $ 22,900 $ 359,720 $ 795 N/A $ (789) $ (3,412) $ (76,286) $ 564,253
Shares:
Sold ...................... 1,177 1,953 26,757 65 N/A 693 526 1,035 63,037
Reinvested ................. 3,259 3,677 15,985 110 N/A 640 478 1,878 45,714
Redeemed ..................
(3,584) (4,659) (23,854) (138) N/A (1,460) (1,208) (7,158) (83,712)
Net Increase (Decrease)
852 971 18,888 37 N/A (127) (204) (4,245) 25,039
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 41,650 $ 64,066 $ 358,490 $ 1,536 $ 446 $ 23,989 $ 15,816 $ 34,141 $ 1,260,157
Reinvested ................. 37,338 31,623 195,549 1,054 740 7,528 6,494 23,032 539,670
Redeemed ..................
(79,421) (76,552) (546,656) (2,836) (11,623) (42,695) (41,594) (74,800) (1,568,633)
Net Increase (Decrease)
$ (433) $ 19,137 $ 7,383 $ (246) $ (10,437) $ (11,178) $ (19,284) $ (17,627) $ 231,194
Shares:
Sold ...................... 2,007 3,784 16,512 88 28 1,267 801 1,648 58,356
Reinvested ................. 1,927 2,019 9,628 65 47 424 355 1,194 26,585
Redeemed ..................
(3,821) (4,579) (24,456) (157) (710) (2,227) (2,131) (3,637) (72,639)
Net Increase (Decrease)
113 1,224 1,684 (4) (635) (536) (975) (795) 12,302
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (66,548) $ (58,120) $ (343,682) $ (1,799) $ N/A $ (11,734) $ (9,001) $ (37,571) $ (972,059)
Total Dividends and Distributions
$ (66,548) $ (58,120) $ (343,682) $ (1,799) $ N/A $ (11,734) $ (9,001) $ (37,571) $ (972,059)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
Total Dividends and Distributions
$ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 74,041 $ 68,903
Net realized gain (loss) on investments and futures ................................................................................... 109,701 887,448
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(1,157,531) 1,155,179
Net Increase (Decrease) in Net Assets Resulting from Operations (973,789) 2,111,530
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (790,869) (412,201)
Total Dividends and Distributions (790,869) (412,201)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
882,749 (1,046,917)
Total Increase (Decrease) in Net Assets (881,909) 652,412
Net Assets
Beginning of period ....................................................................................................................
6,429,617 5,777,205
End of period ..........................................................................................................................
$ 5,547,708 $ 6,429,617
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 84,898 $ 3,982 $ 101,670 $ 1,015,815 $ 3,024 N/A $ 25,651 $ 35,824 $ 57,102
Reinvested ................. 78,331 7,506 121,352 503,014 2,093 N/A 22,836 15,506 38,260
Redeemed ..................
(92,482) (14,769) (116,919) (816,185) (7,028) N/A (57,885) (47,378) (81,469)
Net Increase (Decrease)
$ 70,747 $ (3,281) $ 106,103 $ 702,644 $ (1,911) N/A $ (9,398) $ 3,952 $ 13,893
Shares:
Sold ...................... 3,802 186 4,616 45,535 133 N/A 1,162 1,645 2,511
Reinvested ................. 3,340 333 5,241 21,409 90 N/A 974 658 1,602
Redeemed ..................
(4,209) (692) (5,400) (36,846) (300) N/A (2,641) (2,071) (3,549)
Net Increase (Decrease)
2,933 (173) 4,457 30,098 (77) N/A (505) 232 564
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 90,726 $ 7,555 $ 94,731 $ 581,360 $ 5,268 $ 820 $ 42,221 $ 37,253 $ 64,854
Reinvested ................. 36,288 4,361 55,753 270,983 854 1,103 12,530 10,532 18,976
Redeemed ..................
(99,143) (27,046) (105,486) (1,879,871) (4,643) (20,184) (80,769) (84,630) (81,313)
Net Increase (Decrease)
$ 27,871 $ (15,130) $ 44,998 $ (1,027,528) $ 1,479 $ (18,261) $ (26,018) $ (36,845) $ 2,517
Shares:
Sold ...................... 3,822 332 4,040 24,611 239 37 1,829 1,590 2,707
Reinvested ................. 1,684 209 2,618 12,576 40 51 581 487 867
Redeemed ..................
(4,188) (1,181) (4,549) (82,507) (195) (893) (3,482) (3,580) (3,445)
Net Increase (Decrease)
1,318 (640) 2,109 (45,320) 84 (805) (1,072) (1,503) 129
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) $ N/A $ (22,836) $ (15,506) $ (38,260)
Total Dividends and Distributions
$ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) $ N/A $ (22,836) $ (15,506) $ (38,260)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
Total Dividends and Distributions
$ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 45,419 $ 31,097
Net realized gain (loss) on investments and futures ................................................................................... 286,488 274,620
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(497,079) 576,780
Net Increase (Decrease) in Net Assets Resulting from Operations (165,172) 882,497
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (303,624) (32,471)
Total Dividends and Distributions (303,624) (32,471)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(361,449) 881,284
Total Increase (Decrease) in Net Assets (830,245) 1,731,310
Net Assets
Beginning of period ....................................................................................................................
3,565,324 1,834,014
End of period ..........................................................................................................................
$ 2,735,079 $ 3,565,324
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 15,593 $ 488,999 $ 639 N/A $ 1,599 $ 535 $ 1,480
Reinvested ...................................... 7,115 294,912 321 N/A 543 215 516
Redeemed .......................................
(13,482) (1,152,257) (349) N/A (2,287) (1,074) (4,467)
Net Increase (Decrease)
$ 9,226 $ (368,346) $ 611 N/A $ (145) $ (324) $ (2,471)
Shares:
Sold ........................................... 838 25,374 34 N/A 78 29 80
Reinvested ...................................... 382 15,541 17 N/A 27 11 27
Redeemed .......................................
(732) (61,496) (19) N/A (113) (58) (225)
Net Increase (Decrease)
488 (20,581) 32 N/A (8) (18) (118)
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 10,530 $ 1,205,617 $ 565 $ 222 $ 3,015 $ 734 $ 1,763
Reinvested ...................................... 918 31,346 21 13 44 26 102
Redeemed .......................................
(13,739) (351,821) (640) (1,937) (1,824) (808) (2,863)
Net Increase (Decrease)
$ (2,291) $ 885,142 $ (54) $ (1,702) $ 1,235 $ (48) $ (998)
Shares:
Sold ........................................... 561 63,798 30 12 153 40 90
Reinvested ...................................... 55 1,841 1 1 2 1 6
Redeemed .......................................
(742) (19,039) (35) (105) (92) (42) (146)
Net Increase (Decrease)
(126) 46,600 (4) (92) 63 (1) (50)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (7,117) $ (294,912) $ (321) $ N/A $ (543) $ (215) $ (516)
Total Dividends and Distributions
$ (7,117) $ (294,912) $ (321) $ N/A $ (543) $ (215) $ (516)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
Total Dividends and Distributions
$ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (3,558) $ (57,916)
Net realized gain (loss) on investments ................................................................................................ 680,159 1,993,893
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(6,090,818) 5,984,149
Net Increase (Decrease) in Net Assets Resulting from Operations (5,414,217) 7,920,126
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,829,829) (236,706)
Total Dividends and Distributions (1,829,829) (236,706)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,353,553 (2,103,832)
Total Increase (Decrease) in Net Assets (5,890,493) 5,579,588
Net Assets
Beginning of period ....................................................................................................................
24,388,545 18,808,957
End of period ..........................................................................................................................
$ 18,498,052 $ 24,388,545
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................. $ 187,942 $ 4,4 67 $ 5,883 $ 2,199,643 $ 5,027 N/A $ 6,639 $ 5,313 $ 64,959 $ 3,750,654
Reinvested ............ 160,636 6,240 32,757 974,709 9,968 N/A 5,747 5,535 31,134 238,548
Redeemed .............
(303,587) (21,945) (33,676) (4,289,704) (12,311) N/A (20,742) (22,860) (107,421) (1,530,002)
Net Increase (Decrease)
$ 44,991 $ (11,238) $ 4,964 $ (1,115,352) $ 2,684 N/A $ (8,356) $ (12,012) $ (11,328) $ 2,459,200
Shares:
Sold ................. 5,289 146 173 61,569 163 N/A 199 155 1,793 108,742
Reinvested ............ 4,120 186 877 24,138 285 N/A 152 139 786 5,908
Redeemed .............
(8,859) (748) (1,032) (125,278) (393) N/A (617) (601) (2,907) (44,858)
Net Increase (Decrease)
550 (416) 18 (39,571) 55 N/A (266) (307) (328) 69,792
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 294,857 $ 10,427 $ 9,400 $ 2,417,382 $ 5,260 $ 1,104 $ 16,777 $ 8,269 $ 65,902 $ 708,278
Reinvested ............ 18,905 2,264 4,136 125,992 1,255 236 859 900 4,093 31,112
Redeemed .............
(382,795) (146,467) (42,695) (3,854,711) (14,937) (22,101) (37,206) (26,105) (100,911) (1,203,312)
Net Increase (Decrease)
$ (69,033) $ (133,776) $ (29,159) $ (1,311,337) $ (8,422) $ (20,761) $ (19,570) $ (16,936) $ (30,916) $ (463,922)
Shares:
Sold ................. 7,852 323 258 63,076 151 35 475 214 1,747 18,362
Reinvested ............ 554 76 126 3,585 40 7 26 26 118 886
Redeemed .............
(10,384) (4,445) (1,195) (99,513) (444) (667) (1,005) (696) (2,674) (31,889)
Net Increase (Decrease)
(1,978) (4,046) (811) (32,852) (253) (625) (504) (456) (809) (12,641)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income
and net realized gain on
investments ............ $ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) $ N/A $ (5,795) $ (5,535) $ (31,144) $ (391,243)
Total Dividends and
Distributions
$ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) $ N/A $ (5,795) $ (5,535) $ (31,144) $ (391,243)
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
Total Dividends and
Distributions
$ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (1,012) $ (975)
Net realized gain (loss) on investments and foreign currencies ....................................................................... (28,146) 64,915
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(79,352) 29,233
Net Increase (Decrease) in Net Assets Resulting from Operations (108,510) 93,173
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (57,018) (26,203)
Total Dividends and Distributions (57,018) (26,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
65,078 72,517
Total Increase (Decrease) in Net Assets (100,450) 139,487
Net Assets
Beginning of period ....................................................................................................................
336,671 197,184
End of period ..........................................................................................................................
$ 236,221 $ 336,671
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 13,588 $ 81,381 $ 320 N/A $ 8,402 $ 1,224 $ 2,571
Reinvested ...................................... 26,257 21,729 335 N/A 3,837 984 3,290
Redeemed .......................................
(22,081) (53,186) (702) N/A (5,251) (1,215) (16,405)
Net Increase (Decrease)
$ 17,764 $ 49,924 $ (47) N/A $ 6,988 $ 993 $ (10,544)
Shares:
Sold ........................................... 1,912 8,010 46 N/A 868 125 221
Reinvested ...................................... 3,344 1,840 41 N/A 367 85 268
Redeemed .......................................
(3,270) (5,395) (96) N/A (575) (114) (1,475)
Net Increase (Decrease)
1,986 4,455 (9) N/A 660 96 (986)
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 38,210 $ 93,434 $ 388 $ 292 $ 12,379 $ 1,506 $ 9,377
Reinvested ...................................... 14,056 6,776 262 149 1,642 577 2,387
Redeemed .......................................
(42,002) (34,824) (1,174) (2,038) (9,292) (1,649) (17,939)
Net Increase (Decrease)
$ 10,264 $ 65,386 $ (524) $ (1,597) $ 4,729 $ 434 $ (6,175)
Shares:
Sold ........................................... 3,906 6,757 37 26 980 112 666
Reinvested ...................................... 1,528 528 28 14 141 46 180
Redeemed .......................................
(4,337) (2,541) (115) (177) (756) (122) (1,255)
Net Increase (Decrease)
1,097 4,744 (50) (137) 365 36 (409)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (26,294) $ (22,276) $ (335) $ N/A $ (3,839) $ (984) $ (3,290)
Total Dividends and Distributions
$ (26,294) $ (22,276) $ (335) $ N/A $ (3,839) $ (984) $ (3,290)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
Total Dividends and Distributions
$ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (4,133) $ (6,110)
Net realized gain (loss) on investments and futures ................................................................................... 23,045 288,854
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(357,489) 134,212
Net Increase (Decrease) in Net Assets Resulting from Operations (338,577) 416,956
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (242,929) (65,880)
Total Dividends and Distributions (242,929) (65,880)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
508,636 (298,237)
Total Increase (Decrease) in Net Assets (72,870) 52,839
Net Assets
Beginning of period ....................................................................................................................
1,240,896 1,188,057
End of period ..........................................................................................................................
$ 1,168,026 $ 1,240,896
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 2,191 $ 620,806 $ 172 N/A $ 621 $ 170 $ 390
Reinvested ...................................... 14,833 225,234 435 N/A 1,069 546 812
Redeemed .......................................
(7,335) (346,862) (229) N/A (807) (741) (2,669)
Net Increase (Decrease)
$ 9,689 $ 499,178 $ 378 N/A $ 883 $ (25) $ (1,467)
Shares:
Sold ........................................... 242 56,800 20 N/A 58 12 30
Reinvested ...................................... 1,593 16,684 48 N/A 91 44 60
Redeemed .......................................
(860) (31,831) (25) N/A (76) (70) (176)
Net Increase (Decrease)
975 41,653 43 N/A 73 (14) (86)
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 6,895 $ 117,772 $ 335 $ 57 $ 2,768 $ 380 $ 872
Reinvested ...................................... 3,476 61,497 111 116 158 137 383
Redeemed .......................................
(10,834) (473,731) (517) (2,042) (1,464) (799) (3,807)
Net Increase (Decrease)
$ (463) $ (294,462) $ (71) $ (1,869) $ 1,462 $ (282) $ (2,552)
Shares:
Sold ........................................... 578 7,278 28 5 193 26 56
Reinvested ...................................... 301 4,025 10 9 11 9 25
Redeemed .......................................
(902) (29,906) (44) (162) (102) (52) (233)
Net Increase (Decrease)
(23) (18,603) (6) (148) 102 (17) (152)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (14,833) $ (225,234) $ (435) $ N/A $ (1,069) $ (546) $ (812)
Total Dividends and Distributions
$ (14,833) $ (225,234) $ (435) $ N/A $ (1,069) $ (546) $ (812)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
Total Dividends and Distributions
$ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 16,151 $ 16,146
Net realized gain (loss) on investments and futures ................................................................................... 79,870 111,184
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(257,449) 348,485
Net Increase (Decrease) in Net Assets Resulting from Operations (161,428) 475,815
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (112,207) (82,537)
Total Dividends and Distributions (112,207) (82,537)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
99,712 25,627
Total Increase (Decrease) in Net Assets (173,923) 418,905
Net Assets
Beginning of period ....................................................................................................................
1,413,235 994,330
End of period ..........................................................................................................................
$ 1,239,312 $ 1,413,235
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 14,158 $ 71,979 $ 1,018 N/A $ 13,545 $ 9,683 $ 18,918 $ 194,526
Reinvested ........................... 12,297 19,786 490 N/A 6,315 3,880 8,960 60,050
Redeemed ............................
(20,374) (105,439) (1,239) N/A (24,471) (15,138) (31,611) (137,621)
Net Increase (Decrease)
$ 6,081 $ (13,674) $ 269 N/A $ (4,611) $ (1,575) $ (3,733) $ 116,955
Shares:
Sold ................................ 651 3,222 46 N/A 609 424 815 8,845
Reinvested ........................... 548 849 21 N/A 266 162 370 2,577
Redeemed ............................
(945) (4,769) (57) N/A (1,060) (643) (1,344) (6,104)
Net Increase (Decrease)
254 (698) 10 N/A (185) (57) (159) 5,318
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 20,922 $ 78,406 $ 1,300 $ 373 $ 24,131 $ 13,429 $ 27,750 $ 198,890
Reinvested ........................... 8,575 14,376 375 446 4,710 3,271 7,826 42,651
Redeemed ............................
(23,120) (102,602) (2,078) (9,950) (30,288) (23,730) (53,956) (176,080)
Net Increase (Decrease)
$ 6,377 $ (9,820) $ (403) $ (9,131) $ (1,447) $ (7,030) $ (18,380) $ 65,461
Shares:
Sold ................................ 896 3,361 54 16 988 544 1,111 8,435
Reinvested ........................... 416 673 18 20 216 149 353 1,997
Redeemed ............................
(1,014) (4,337) (86) (412) (1,249) (968) (2,221) (7,455)
Net Increase (Decrease)
298 (303) (14) (376) (45) (275) (757) 2,977
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (12,321) $ (20,188) $ (490) $ N/A $ (6,315) $ (3,880) $ (8,960) $ (60,053)
Total Dividends and Distributions
$ (12,321) $ (20,188) $ (490) $ N/A $ (6,315) $ (3,880) $ (8,960) $ (60,053)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (8,590) $ (14,662) $ (375) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,651)
Total Dividends and Distributions
$ (8,590) $ (14,662) $ (375) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,651)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 51,462 $ 36,091
Net realized gain (loss) on investments and futures ................................................................................... 238,761 304,471
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(436,714) 664,891
Net Increase (Decrease) in Net Assets Resulting from Operations (146,491) 1,005,453
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (311,292) (33,257)
Total Dividends and Distributions (311,292) (33,257)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,139,654 (146,424)
Total Increase (Decrease) in Net Assets 681,871 825,772
Net Assets
Beginning of period ....................................................................................................................
2,953,717 2,127,945
End of period ..........................................................................................................................
$ 3,635,588 $ 2,953,717
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 16,156 $ 21,134 $ 1,033,695 $ 447 N/A $ 3,411 $ 2,516 $ 10,920 $ 351,812
Reinvested ................. 4,526 20,316 33,116 279 N/A 1,434 1,268 3,116 246,990
Redeemed ..................
(9,853) (23,276) (232,705) (516) N/A (5,283) (4,730) (11,141) (323,978)
Net Increase (Decrease)
$ 10,829 $ 18,174 $ 834,106 $ 210 N/A $ (438) $ (946) $ 2,895 $ 274,824
Shares:
Sold ...................... 961 1,268 61,197 27 N/A 209 152 650 20,875
Reinvested ................. 270 1,223 1,966 18 N/A 87 77 187 14,627
Redeemed ..................
(602) (1,415) (13,623) (31) N/A (320) (287) (666) (19,335)
Net Increase (Decrease)
629 1,076 49,540 14 N/A (24) (58) 171 16,167
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 18,744 $ 23,838 $ 122,191 $ 673 $ 65 $ 5,126 $ 4,229 $ 9,403 $ 192,935
Reinvested ................. 237 1,825 2,956 16 14 120 118 275 27,543
Redeemed ..................
(10,931) (26,176) (107,909) (1,029) (2,339) (7,144) (5,713) (11,434) (384,057)
Net Increase (Decrease)
$ 8,050 $ (513) $ 17,238 $ (340) $ (2,260) $ (1,898) $ (1,366) $ (1,756) $ (163,579)
Shares:
Sold ...................... 1,064 1,364 6,889 41 4 310 246 539 11,156
Reinvested ................. 16 125 200 1 1 8 8 19 1,860
Redeemed ..................
(636) (1,535) (6,934) (63) (146) (421) (332) (676) (23,544)
Net Increase (Decrease)
444 (46) 155 (21) (141) (103) (78) (118) (10,528)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (4,569) $ (20,330) $ (33,306) $ (279) $ N/A $ (1,434) $ (1,268) $ (3,116) $ (246,990)
Total Dividends and Distributions
$ (4,569) $ (20,330) $ (33,306) $ (279) $ N/A $ (1,434) $ (1,268) $ (3,116) $ (246,990)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
Total Dividends and Distributions
$ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,958 $ –
Net realized gain (loss) on investments ................................................................................................ – –
Net change in unrealized appreciation/(depreciation) of investments .................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 5,958 –
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (5,958) –
Total Dividends and Distributions (5,958) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
273,679 (92,715)
Total Increase (Decrease) in Net Assets 273,679 (92,715)
Net Assets
Beginning of period ....................................................................................................................
704,982 797,697
End of period ..........................................................................................................................
$ 978,661 $ 704,982
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ............................................................................................... $ 256,726 $ 453,007
Reinvested .......................................................................................... 2,112 3,784
Redeemed ...........................................................................................
(199,955) (241,995)
Net Increase (Decrease)
$ 58,883 $ 214,796
Shares:
Sold ............................................................................................... 256,726 453,007
Reinvested .......................................................................................... 2,112 3,784
Redeemed ...........................................................................................
(199,955) (241,995)
Net Increase (Decrease)
58,883 214,796
Year Ended October 31, 2021
Dollars:
Sold ............................................................................................... $ 215,580 $ 211,299
Redeemed ...........................................................................................
(263,639) (255,955)
Net Increase (Decrease)
$ (48,059) $ (44,656)
Shares:
Sold ............................................................................................... 215,580 211,299
Redeemed ...........................................................................................
(263,639) (255,955)
Net Increase (Decrease)
(48,059) (44,656)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ................................................... $ (2,136) $ (3,822)
Total Dividends and Distributions
$ (2,136) $ (3,822)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 57,253 $ 52,868
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... 175,992 404,871
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
(593,956) 514,745
Net Increase (Decrease) in Net Assets Resulting from Operations (360,711) 972,484
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (183,397) (50,040)
Total Dividends and Distributions (183,397) (50,040)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(679,692) (309,717)
Total Increase (Decrease) in Net Assets (1,223,800) 612,727
Net Assets
Beginning of period ....................................................................................................................
2,928,513 2,315,786
End of period ..........................................................................................................................
$ 1,704,713 $ 2,928,513
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 300,150 $ 20 N/A $ 176 $ 70 N/A
Reinvested ................................................ 183,311 1 N/A 42 42 N/A
Redeemed .................................................
(1,163,263) (2) N/A (217) (22) N/A
Net Increase (Decrease)
$ (679,802) $ 19 N/A $ 1 $ 90 N/A
Shares:
Sold ..................................................... 28,941 2 N/A 18 8 N/A
Reinvested ................................................ 17,572 – N/A 4 4 N/A
Redeemed .................................................
(110,960) – N/A (22) (3) N/A
Net Increase (Decrease)
(64,447) 2 N/A – 9 N/A
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ..................................................... $ 459,210 $ 2 – $ 227 $ 40 $ 10
Reinvested ................................................ 50,023 – – 7 10 –
Redeemed .................................................
(818,256) (1) (15) (204) (122) (648)
Net Increase (Decrease)
$ (309,023) $ 1 $ (15) $ 30 $ (72) $ (638)
Shares:
Sold ..................................................... 41,445 – – 20 4 1
Reinvested ................................................ 4,876 – – 1 1 –
Redeemed .................................................
(75,512) – (1) (19) (12) (63)
Net Increase (Decrease)
(29,191) – (1) 2 (7) (62)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (183,312) $ (1) $ N/A $ (42) $ (42) $ N/A
Total Dividends and Distributions
$ (183,312) $ (1) $ N/A $ (42) $ (42) $ N/A
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain on investments ......... $ (50,023) $ – $ – $ (7) $ (10) $ –
Total Dividends and Distributions
$ (50,023) $ – $ – $ (7) $ (10) $ –
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class R-5 shares discontinued operations on June 11, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 25,363 $ 14,959
Net realized gain (loss) on investments and foreign currencies ....................................................................... (139,692) 245,157
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(373,344) 443,251
Net Increase (Decrease) in Net Assets Resulting from Operations (487,673) 703,367
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (239,008) (105,010)
Total Dividends and Distributions (239,008) (105,010)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,514,462 (50,353)
Total Increase (Decrease) in Net Assets 787,781 548,004
Net Assets
Beginning of period ....................................................................................................................
2,350,919 1,802,915
End of period ..........................................................................................................................
$ 3,138,700 $ 2,350,919
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 35,758 $ 2,488 $ 1,625,150 $ 271 N/A $ 8,377 $ 1,699 $ 5,591
Reinvested ........................... 113,999 4,719 113,033 136 N/A 1,835 872 3,067
Redeemed ............................
(112,924) (9,786) (263,541) (369) N/A (6,570) (2,331) (7,012)
Net Increase (Decrease)
$ 36,833 $ (2,579) $ 1,474,642 $ 38 N/A $ 3,642 $ 240 $ 1,646
Shares:
Sold ................................ 604 69 25,462 5 N/A 141 28 89
Reinvested ........................... 1,832 131 1,747 2 N/A 29 14 48
Redeemed ............................
(1,951) (294) (4,488) (6) N/A (109) (37) (118)
Net Increase (Decrease)
485 (94) 22,721 1 N/A 61 5 19
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 46,394 $ 2,667 $ 135,868 $ 214 $ 80 $ 6,172 $ 1,678 $ 4,547
Reinvested ........................... 55,902 2,878 42,151 77 52 782 753 1,737
Redeemed ............................
(130,214) (15,798) (174,965) (784) (1,196) (5,240) (8,835) (15,273)
Net Increase (Decrease)
$ (27,918) $ (10,253) $ 3,054 $ (493) $ (1,064) $ 1,714 $ (6,404) $ (8,989)
Shares:
Sold ................................ 777 72 2,193 4 2 99 27 75
Reinvested ........................... 1,013 84 739 1 1 14 13 31
Redeemed ............................
(2,171) (422) (2,853) (13) (21) (89) (149) (245)
Net Increase (Decrease)
(381) (266) 79 (8) (18) 24 (109) (139)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (115,293) $ (4,725) $ (113,080) $ (136) $ N/A $ (1,835) $ (872) $ (3,067)
Total Dividends and Distributions
$ (115,293) $ (4,725) $ (113,080) $ (136) $ N/A $ (1,835) $ (872) $ (3,067)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
Total Dividends and Distributions
$ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 18,583 $ 13,792
Net realized gain (loss) on investments ................................................................................................ 20,398 36,172
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(137,430) 34,706
Net Increase (Decrease) in Net Assets Resulting from Operations (98,449) 84,670
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (49,114) (48,292)
Total Dividends and Distributions (49,114) (48,292)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(47,950) (28,809)
Total Increase (Decrease) in Net Assets (195,513) 7,569
Net Assets
Beginning of period ....................................................................................................................
717,257 709,688
End of period ..........................................................................................................................
$ 521,744 $ 717,257
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 1,476 $ 8,213 $ 38,583 $ 270 N/A $ 3,183 $ 792 $ 1,483
Reinvested ........................... 1,911 14,728 29,093 238 N/A 1,273 477 1,353
Redeemed ............................
(3,924) (26,419) (105,500) (850) N/A (6,412) (2,599) (5,319)
Net Increase (Decrease)
$ (537) $ (3,478) $ (37,824) $ (342) N/A $ (1,956) $ (1,330) $ (2,483)
Shares:
Sold ................................ 113 659 3,159 23 N/A 260 64 123
Reinvested ........................... 145 1,132 2,223 18 N/A 98 37 104
Redeemed ............................
(314) (2,194) (8,547) (73) N/A (526) (211) (437)
Net Increase (Decrease)
(56) (403) (3,165) (32) N/A (168) (110) (210)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 1,443 $ 6,542 $ 42,573 $ 311 $ 81 $ 5,541 $ 1,132 $ 4,060
Reinvested ........................... 1,785 14,004 28,249 241 171 1,625 617 1,587
Redeemed ............................
(3,074) (27,365) (74,967) (1,090) (3,375) (13,636) (4,290) (10,974)
Net Increase (Decrease)
$ 154 $ (6,819) $ (4,145) $ (538) $ (3,123) $ (6,470) $ (2,541) $ (5,327)
Shares:
Sold ................................ 105 480 3,123 23 6 415 84 299
Reinvested ........................... 133 1,056 2,119 18 13 123 47 120
Redeemed ............................
(225) (2,019) (5,511) (80) (252) (1,018) (318) (806)
Net Increase (Decrease)
13 (483) (269) (39) (233) (480) (187) (387)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (1,917) $ (14,751) $ (29,105) $ (238) $ N/A $ (1,273) $ (477) $ (1,353)
Total Dividends and Distributions
$ (1,917) $ (14,751) $ (29,105) $ (238) $ N/A $ (1,273) $ (477) $ (1,353)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (1,789) $ (14,013) $ (28,249) $ (241) $ (171) $ (1,625) $ (617) $ (1,587)
Total Dividends and Distributions
$ (1,789) $ (14,013) $ (28,249) $ (241) $ (171) $ (1,625) $ (617) $ (1,587)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 10,017 $ 6,917
Net realized gain (loss) on investments ................................................................................................ 16,399 22,812
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(79,843) 23,749
Net Increase (Decrease) in Net Assets Resulting from Operations (53,427) 53,478
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (28,267) (19,913)
Total Dividends and Distributions (28,267) (19,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(22,055) (10,750)
Total Increase (Decrease) in Net Assets (103,749) 22,815
Net Assets
Beginning of period ....................................................................................................................
374,808 351,993
End of period ..........................................................................................................................
$ 271,059 $ 374,808
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 30,894 $ 141 N/A $ 2,196 $ 626 $ 2,269
Reinvested ................................................ 23,151 182 N/A 2,030 909 1,975
Redeemed .................................................
(67,682) (310) N/A (7,766) (4,036) (6,634)
Net Increase (Decrease)
$ (13,637) $ 13 N/A $ (3,540) $ (2,501) $ (2,390)
Shares:
Sold ..................................................... 3,394 17 N/A 243 69 249
Reinvested ................................................ 2,349 19 N/A 213 94 204
Redeemed .................................................
(7,486) (36) N/A (869) (464) (734)
Net Increase (Decrease)
(1,743) – N/A (413) (301) (281)
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 54,481 $ 381 $ 79 $ 5,324 $ 1,330 $ 3,063
Reinvested ................................................ 15,782 144 80 1,616 752 1,514
Redeemed .................................................
(65,480) (1,493) (1,907) (12,312) (5,107) (8,997)
Net Increase (Decrease)
$ 4,783 $ (968) $ (1,748) $ (5,372) $ (3,025) $ (4,420)
Shares:
Sold ..................................................... 5,307 38 8 539 131 303
Reinvested ................................................ 1,589 15 8 167 77 155
Redeemed .................................................
(6,383) (149) (193) (1,237) (505) (888)
Net Increase (Decrease)
513 (96) (177) (531) (297) (430)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (23,171) $ (182) $ N/A $ (2,030) $ (909) $ (1,975)
Total Dividends and Distributions
$ (23,171) $ (182) $ N/A $ (2,030) $ (909) $ (1,975)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (15,807) $ (144) $ (79) $ (1,616) $ (752) $ (1,514)
Total Dividends and Distributions
$ (15,807) $ (144) $ (79) $ (1,616) $ (752) $ (1,514)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 99,733 $ 67,254
Net realized gain (loss) on investments ................................................................................................ 217,822 251,513
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(867,785) 329,361
Net Increase (Decrease) in Net Assets Resulting from Operations (550,230) 648,128
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (317,528) (215,078)
Total Dividends and Distributions (317,528) (215,078)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(277,183) (238,671)
Total Increase (Decrease) in Net Assets (1,144,941) 194,379
Net Assets
Beginning of period ....................................................................................................................
3,777,904 3,583,525
End of period ..........................................................................................................................
$ 2,632,963 $ 3,777,904
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 9,879 $ 19,832 $ 59,317 $ 1,188 N/A $ 5,996 $ 4,341 $ 9,781
Reinvested ........................... 9,122 78,041 203,057 1,219 N/A 8,902 3,867 12,769
Redeemed ............................
(15,976) (111,797) (496,843) (2,766) N/A (23,643) (14,684) (38,785)
Net Increase (Decrease)
$ 3,025 $ (13,924) $ (234,469) $ (359) N/A $ (8,745) $ (6,476) $ (16,235)
Shares:
Sold ................................ 727 1,487 4,379 90 N/A 447 323 728
Reinvested ........................... 626 5,439 14,043 85 N/A 624 270 889
Redeemed ............................
(1,184) (8,509) (36,728) (213) N/A (1,779) (1,088) (2,882)
Net Increase (Decrease)
169 (1,583) (18,306) (38) N/A (708) (495) (1,265)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 10,213 $ 42,274 $ 118,182 $ 1,553 $ 537 $ 27,130 $ 13,151 $ 17,818
Reinvested ........................... 5,620 49,806 139,260 835 801 6,199 2,789 9,407
Redeemed ............................
(16,606) (115,800) (409,591) (6,846) (19,248) (45,038) (20,677) (50,440)
Net Increase (Decrease)
$ (773) $ (23,720) $ (152,149) $ (4,458) $ (17,910) $ (11,709) $ (4,737) $ (23,215)
Shares:
Sold ................................ 671 2,810 7,781 103 36 1,841 873 1,184
Reinvested ........................... 385 3,453 9,589 58 56 432 194 652
Redeemed ............................
(1,097) (7,742) (27,301) (454) (1,313) (3,035) (1,380) (3,355)
Net Increase (Decrease)
(41) (1,479) (9,931) (293) (1,221) (762) (313) (1,519)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (9,383) $ (78,128) $ (203,081) $ (1,219) $ N/A $ (9,065) $ (3,867) $ (12,785)
Total Dividends and Distributions
$ (9,383) $ (78,128) $ (203,081) $ (1,219) $ N/A $ (9,065) $ (3,867) $ (12,785)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
Total Dividends and Distributions
$ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 53,402 $ 29,722
Net realized gain (loss) on investments ................................................................................................ 89,901 96,415
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(455,266) 215,379
Net Increase (Decrease) in Net Assets Resulting from Operations (311,963) 341,516
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (133,920) (84,796)
Total Dividends and Distributions (133,920) (84,796)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
112,159 62,520
Total Increase (Decrease) in Net Assets (333,724) 319,240
Net Assets
Beginning of period ....................................................................................................................
1,849,895 1,530,655
End of period ..........................................................................................................................
$ 1,516,171 $ 1,849,895
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 183,404 $ 804 N/A $ 11,244 $ 6,011 $ 14,146
Reinvested ................................................ 112,252 566 N/A 9,034 3,344 8,625
Redeemed .................................................
(173,395) (1,567) N/A (23,750) (10,643) (27,916)
Net Increase (Decrease)
$ 122,261 $ (197) N/A $ (3,472) $ (1,288) $ (5,145)
Shares:
Sold ..................................................... 15,681 71 N/A 977 515 1,212
Reinvested ................................................ 8,869 46 N/A 733 268 688
Redeemed .................................................
(15,200) (138) N/A (2,108) (891) (2,396)
Net Increase (Decrease)
9,350 (21) N/A (398) (108) (496)
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 178,003 $ 840 $ 636 $ 21,640 $ 7,402 $ 17,537
Reinvested ................................................ 68,892 363 523 6,255 2,702 5,986
Redeemed .................................................
(146,283) (2,568) (13,842) (39,016) (18,202) (28,348)
Net Increase (Decrease)
$ 100,612 $ (1,365) $ (12,683) $ (11,121) $ (8,098) $ (4,825)
Shares:
Sold ..................................................... 13,688 67 52 1,736 582 1,359
Reinvested ................................................ 5,597 30 44 521 222 490
Redeemed .................................................
(11,359) (206) (1,124) (3,104) (1,422) (2,186)
Net Increase (Decrease)
7,926 (109) (1,028) (847) (618) (337)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (112,295) $ (567) $ N/A $ (9,089) $ (3,344) $ (8,625)
Total Dividends and Distributions
$ (112,295) $ (567) $ N/A $ (9,089) $ (3,344) $ (8,625)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
Total Dividends and Distributions
$ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 177,015 $ 102,377
Net realized gain (loss) on investments ................................................................................................ 418,641 399,923
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,756,453) 877,926
Net Increase (Decrease) in Net Assets Resulting from Operations (1,160,797) 1,380,226
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (535,306) (360,061)
Total Dividends and Distributions (535,306) (360,061)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
81,490 225,607
Total Increase (Decrease) in Net Assets (1,614,613) 1,245,772
Net Assets
Beginning of period ....................................................................................................................
6,600,906 5,355,134
End of period ..........................................................................................................................
$ 4,986,293 $ 6,600,906
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 11,740 $ 17,554 $ 223,375 $ 3,112 N/A $ 14,575 $ 11,363 $ 24,937
Reinvested ........................... 12,862 113,052 368,807 1,606 N/A 13,612 5,376 19,211
Redeemed ............................
(20,020) (120,127) (519,679) (4,602) N/A (34,838) (19,443) (40,983)
Net Increase (Decrease)
$ 4,582 $ 10,479 $ 72,503 $ 116 N/A $ (6,651) $ (2,704) $ 3,165
Shares:
Sold ................................ 782 1,169 15,020 215 N/A 996 725 1,697
Reinvested ........................... 797 7,050 22,896 101 N/A 852 321 1,195
Redeemed ............................
(1,348) (8,208) (34,933) (322) N/A (2,384) (1,226) (2,705)
Net Increase (Decrease)
231 11 2,983 (6) N/A (536) (180) 187
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 25,136 $ 44,910 $ 288,391 $ 2,518 $ 1,388 $ 43,681 $ 16,974 $ 37,451
Reinvested ........................... 8,016 77,859 243,967 1,260 1,386 9,019 4,081 14,063
Redeemed ............................
(17,821) (124,042) (283,686) (7,951) (27,894) (45,543) (26,150) (61,406)
Net Increase (Decrease)
$ 15,331 $ (1,273) $ 248,672 $ (4,173) $ (25,120) $ 7,157 $ (5,095) $ (9,892)
Shares:
Sold ................................ 1,513 2,694 17,440 153 87 2,698 985 2,258
Reinvested ........................... 512 5,007 15,626 82 89 582 252 903
Redeemed ............................
(1,080) (7,531) (17,514) (481) (1,737) (2,796) (1,522) (3,697)
Net Increase (Decrease)
945 170 15,552 (246) (1,561) 484 (285) (536)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (13,466) $ (113,101) $ (368,908) $ (1,606) $ N/A $ (13,638) $ (5,376) $ (19,211)
Total Dividends and Distributions
$ (13,466) $ (113,101) $ (368,908) $ (1,606) $ N/A $ (13,638) $ (5,376) $ (19,211)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
Total Dividends and Distributions
$ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 51,771 $ 25,410
Net realized gain (loss) on investments ................................................................................................ 90,543 75,819
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(488,239) 274,644
Net Increase (Decrease) in Net Assets Resulting from Operations (345,925) 375,873
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (118,268) (74,807)
Total Dividends and Distributions (118,268) (74,807)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
233,216 165,018
Total Increase (Decrease) in Net Assets (230,977) 466,084
Net Assets
Beginning of period ....................................................................................................................
1,745,095 1,279,011
End of period ..........................................................................................................................
$ 1,514,118 $ 1,745,095
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 227,106 $ 972 N/A $ 11,394 $ 5,978 $ 12,901
Reinvested ................................................ 100,533 493 N/A 6,957 2,737 7,476
Redeemed .................................................
(99,741) (1,015) N/A (15,134) (7,875) (19,566)
Net Increase (Decrease)
$ 227,898 $ 450 N/A $ 3,217 $ 840 $ 811
Shares:
Sold ..................................................... 17,657 78 N/A 925 477 998
Reinvested ................................................ 7,104 36 N/A 503 196 532
Redeemed .................................................
(8,131) (81) N/A (1,227) (603) (1,530)
Net Increase (Decrease)
16,630 33 N/A 201 70 –
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 205,277 $ 951 $ 460 $ 22,923 $ 8,282 $ 18,916
Reinvested ................................................ 61,783 350 565 4,613 2,155 5,294
Redeemed .................................................
(90,071) (2,245) (13,495) (22,561) (14,007) (24,172)
Net Increase (Decrease)
$ 176,989 $ (944) $ (12,470) $ 4,975 $ (3,570) $ 38
Shares:
Sold ..................................................... 14,361 68 35 1,666 593 1,333
Reinvested ................................................ 4,645 27 44 354 164 401
Redeemed .................................................
(6,331) (162) (1,001) (1,623) (994) (1,681)
Net Increase (Decrease)
12,675 (67) (922) 397 (237) 53
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (100,589) $ (493) $ N/A $ (6,973) $ (2,737) $ (7,476)
Total Dividends and Distributions
$ (100,589) $ (493) $ N/A $ (6,973) $ (2,737) $ (7,476)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
Total Dividends and Distributions
$ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 139,002 $ 70,238
Net realized gain (loss) on investments ................................................................................................ 279,939 283,663
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,355,701) 826,681
Net Increase (Decrease) in Net Assets Resulting from Operations (936,760) 1,180,582
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (403,456) (247,588)
Total Dividends and Distributions (403,456) (247,588)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
256,371 149,485
Total Increase (Decrease) in Net Assets (1,083,845) 1,082,479
Net Assets
Beginning of period ....................................................................................................................
4,891,047 3,808,568
End of period ..........................................................................................................................
$ 3,807,202 $ 4,891,047
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 10,713 $ 16,827 $ 213,221 $ 2,146 N/A $ 10,350 $ 7,231 $ 19,895
Reinvested ........................... 10,252 78,380 283,538 1,158 N/A 10,262 4,205 15,348
Redeemed ............................
(10,593) (59,359) (301,417) (3,045) N/A (18,149) (10,190) (24,402)
Net Increase (Decrease)
$ 10,372 $ 35,848 $ 195,342 $ 259 N/A $ 2,463 $ 1,246 $ 10,841
Shares:
Sold ................................ 682 1,047 13,364 137 N/A 661 455 1,247
Reinvested ........................... 594 4,478 16,000 66 N/A 591 241 873
Redeemed ............................
(679) (3,740) (18,688) (188) N/A (1,165) (622) (1,526)
Net Increase (Decrease)
597 1,785 10,676 15 N/A 87 74 594
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 11,493 $ 36,537 $ 216,787 $ 2,468 $ 1,144 $ 34,698 $ 11,308 $ 24,347
Reinvested ........................... 6,091 48,648 171,410 890 1,088 6,094 3,060 10,156
Redeemed ............................
(12,933) (74,511) (217,883) (6,694) (24,326) (34,109) (20,976) (45,302)
Net Increase (Decrease)
$ 4,651 $ 10,674 $ 170,314 $ (3,336) $ (22,094) $ 6,683 $ (6,608) $ (10,799)
Shares:
Sold ................................ 652 2,022 11,841 138 66 1,989 629 1,356
Reinvested ........................... 372 2,930 10,216 54 66 370 185 609
Redeemed ............................
(739) (4,188) (12,423) (370) (1,400) (1,934) (1,169) (2,503)
Net Increase (Decrease)
285 764 9,634 (178) (1,268) 425 (355) (538)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (10,480) $ (78,402) $ (283,601) $ (1,158) $ N/A $ (10,262) $ (4,205) $ (15,348)
Total Dividends and Distributions
$ (10,480) $ (78,402) $ (283,601) $ (1,158) $ N/A $ (10,262) $ (4,205) $ (15,348)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
Total Dividends and Distributions
$ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 40,003 $ 17,455
Net realized gain (loss) on investments ................................................................................................ 86,741 51,511
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(406,527) 257,577
Net Increase (Decrease) in Net Assets Resulting from Operations (279,783) 326,543
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (87,931) (49,038)
Total Dividends and Distributions (87,931) (49,038)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
185,547 118,529
Total Increase (Decrease) in Net Assets (182,167) 396,034
Net Assets
Beginning of period ....................................................................................................................
1,354,647 958,613
End of period ..........................................................................................................................
$ 1,172,480 $ 1,354,647
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 174,500 $ 769 N/A $ 8,227 $ 3,680 $ 11,460
Reinvested ................................................ 74,725 291 N/A 5,355 1,779 5,723
Redeemed .................................................
(64,594) (890) N/A (13,561) (6,166) (15,751)
Net Increase (Decrease)
$ 184,631 $ 170 N/A $ 21 $ (707) $ 1,432
Shares:
Sold ..................................................... 12,535 57 N/A 621 270 831
Reinvested ................................................ 4,811 20 N/A 356 117 375
Redeemed .................................................
(4,836) (67) N/A (999) (440) (1,127)
Net Increase (Decrease)
12,510 10 N/A (22) (53) 79
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 151,024 $ 971 $ 938 $ 19,171 $ 4,542 $ 13,162
Reinvested ................................................ 40,429 188 419 3,090 1,334 3,561
Redeemed .................................................
(60,284) (1,813) (12,318) (18,721) (10,248) (16,916)
Net Increase (Decrease)
$ 131,169 $ (654) $ (10,961) $ 3,540 $ (4,372) $ (193)
Shares:
Sold ..................................................... 9,690 65 66 1,304 303 867
Reinvested ................................................ 2,834 14 30 223 95 254
Redeemed .................................................
(3,946) (124) (854) (1,253) (667) (1,091)
Net Increase (Decrease)
8,578 (45) (758) 274 (269) 30
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (74,767) $ (299) $ N/A $ (5,358) $ (1,779) $ (5,728)
Total Dividends and Distributions
$ (74,767) $ (299) $ N/A $ (5,358) $ (1,779) $ (5,728)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
Total Dividends and Distributions
$ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 89,576 $ 40,493
Net realized gain (loss) on investments ................................................................................................ 205,628 154,422
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(920,995) 607,713
Net Increase (Decrease) in Net Assets Resulting from Operations (625,791) 802,628
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (235,887) (133,196)
Total Dividends and Distributions (235,887) (133,196)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
229,056 147,532
Total Increase (Decrease) in Net Assets (632,622) 816,964
Net Assets
Beginning of period ....................................................................................................................
3,122,307 2,305,343
End of period ..........................................................................................................................
$ 2,489,685 $ 3,122,307
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 11,660 $ 7,447 $ 185,384 $ 1,613 N/A $ 9,776 $ 6,389 $ 15,425
Reinvested ........................... 7,603 23,917 183,981 883 N/A 6,811 3,110 9,376
Redeemed ............................
(7,869) (22,993) (168,826) (1,751) N/A (13,755) (9,560) (19,565)
Net Increase (Decrease)
$ 11,394 $ 8,371 $ 200,539 $ 745 N/A $ 2,832 $ (61) $ 5,236
Shares:
Sold ................................ 699 453 11,187 100 N/A 598 395 932
Reinvested ........................... 410 1,342 9,949 49 N/A 375 170 510
Redeemed ............................
(472) (1,432) (10,239) (105) N/A (849) (549) (1,139)
Net Increase (Decrease)
637 363 10,897 44 N/A 124 16 303
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 12,069 $ 20,092 $ 202,333 $ 2,336 $ 785 $ 29,067 $ 11,797 $ 19,626
Reinvested ........................... 4,189 13,781 102,202 548 764 3,691 2,016 5,911
Redeemed ............................
(11,689) (27,160) (148,015) (3,726) (19,054) (26,722) (15,860) (31,449)
Net Increase (Decrease)
$ 4,569 $ 6,713 $ 156,520 $ (842) $ (17,505) $ 6,036 $ (2,047) $ (5,912)
Shares:
Sold ................................ 650 1,110 10,790 128 44 1,618 634 1,059
Reinvested ........................... 244 833 5,965 32 46 219 119 347
Redeemed ............................
(631) (1,518) (8,258) (200) (1,070) (1,462) (848) (1,677)
Net Increase (Decrease)
263 425 8,497 (40) (980) 375 (95) (271)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (7,710) $ (23,922) $ (184,074) $ (883) $ N/A $ (6,812) $ (3,110) $ (9,376)
Total Dividends and Distributions
$ (7,710) $ (23,922) $ (184,074) $ (883) $ N/A $ (6,812) $ (3,110) $ (9,376)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
Total Dividends and Distributions
$ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 22,950 $ 9,002
Net realized gain (loss) on investments ................................................................................................ 52,582 23,150
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(241,882) 160,103
Net Increase (Decrease) in Net Assets Resulting from Operations (166,350) 192,255
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (44,269) (22,877)
Total Dividends and Distributions (44,269) (22,877)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
141,959 92,792
Total Increase (Decrease) in Net Assets (68,660) 262,170
Net Assets
Beginning of period ....................................................................................................................
776,991 514,821
End of period ..........................................................................................................................
$ 708,331 $ 776,991
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 134,167 $ 893 N/A $ 8,065 $ 2,814 $ 8,100
Reinvested ................................................ 37,834 185 N/A 2,571 853 2,777
Redeemed .................................................
(36,656) (582) N/A (8,036) (3,037) (7,989)
Net Increase (Decrease)
$ 135,345 $ 496 N/A $ 2,600 $ 630 $ 2,888
Shares:
Sold ..................................................... 8,796 59 N/A 534 187 530
Reinvested ................................................ 2,196 11 N/A 154 51 164
Redeemed .................................................
(2,572) (40) N/A (529) (191) (511)
Net Increase (Decrease)
8,420 30 N/A 159 47 183
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 110,583 $ 861 $ 472 $ 12,987 $ 3,601 $ 10,282
Reinvested ................................................ 18,955 100 190 1,331 602 1,684
Redeemed .................................................
(32,924) (1,062) (6,392) (9,679) (5,879) (12,920)
Net Increase (Decrease)
$ 96,614 $ (101) $ (5,730) $ 4,639 $ (1,676) $ (954)
Shares:
Sold ..................................................... 6,515 55 31 809 220 618
Reinvested ................................................ 1,221 7 13 88 40 110
Redeemed .................................................
(1,967) (68) (406) (591) (353) (755)
Net Increase (Decrease)
5,769 (6) (362) 306 (93) (27)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (37,880) $ (185) $ N/A $ (2,574) $ (853) $ (2,777)
Total Dividends and Distributions
$ (37,880) $ (185) $ N/A $ (2,574) $ (853) $ (2,777)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
Total Dividends and Distributions
$ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 21,016 $ 7,774
Net realized gain (loss) on investments ................................................................................................ 48,173 16,942
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(220,390) 146,695
Net Increase (Decrease) in Net Assets Resulting from Operations (151,201) 171,411
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (36,697) (18,289)
Total Dividends and Distributions (36,697) (18,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
142,547 114,878
Total Increase (Decrease) in Net Assets (45,351) 268,000
Net Assets
Beginning of period ....................................................................................................................
710,920 442,920
End of period ..........................................................................................................................
$ 665,569 $ 710,920
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 2,740 $ 135,213 $ 894 N/A $ 5,469 $ 2,199 $ 9,236
Reinvested ...................................... 913 32,777 110 N/A 1,052 336 1,482
Redeemed .......................................
(3,104) (34,813) (338) N/A (3,060) (2,808) (5,751)
Net Increase (Decrease)
$ 549 $ 133,177 $ 666 N/A $ 3,461 $ (273) $ 4,967
Shares:
Sold ........................................... 163 8,303 58 N/A 343 136 582
Reinvested ...................................... 50 1,781 6 N/A 58 18 81
Redeemed .......................................
(190) (2,129) (22) N/A (184) (166) (337)
Net Increase (Decrease)
23 7,955 42 N/A 217 (12) 326
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 5,571 $ 126,085 $ 987 $ 570 $ 9,823 $ 3,666 $ 10,841
Reinvested ...................................... 449 16,035 73 117 527 232 852
Redeemed .......................................
(3,038) (31,963) (1,199) (4,486) (7,269) (3,983) (9,012)
Net Increase (Decrease)
$ 2,982 $ 110,157 $ (139) $ (3,799) $ 3,081 $ (85) $ 2,681
Shares:
Sold ........................................... 313 7,053 59 35 566 207 613
Reinvested ...................................... 28 975 4 7 33 14 52
Redeemed .......................................
(169) (1,854) (69) (265) (415) (221) (496)
Net Increase (Decrease)
172 6,174 (6) (223) 184 – 169
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (913) $ (32,803) $ (110) $ N/A $ (1,053) $ (336) $ (1,482)
Total Dividends and Distributions
$ (913) $ (32,803) $ (110) $ N/A $ (1,053) $ (336) $ (1,482)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
Total Dividends and Distributions
$ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,597 $ 598
Net realized gain (loss) on investments ................................................................................................ 5,767 962
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(28,479) 13,383
Net Increase (Decrease) in Net Assets Resulting from Operations (20,115) 14,943
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (3,319) (964)
Total Dividends and Distributions (3,319) (964)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
35,253 38,206
Total Increase (Decrease) in Net Assets 11,819 52,185
Net Assets
Beginning of period ....................................................................................................................
83,010 30,825
End of period ..........................................................................................................................
$ 94,829 $ 83,010
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 40,706 $ 211 N/A $ 2,809 $ 441 $ 3,817
Reinvested ................................................ 2,953 8 N/A 154 44 159
Redeemed .................................................
(12,820) (62) N/A (1,224) (310) (1,633)
Net Increase (Decrease)
$ 30,839 $ 157 N/A $ 1,739 $ 175 $ 2,343
Shares:
Sold ..................................................... 3,114 15 N/A 211 34 289
Reinvested ................................................ 201 1 N/A 11 3 11
Redeemed .................................................
(1,005) (5) N/A (95) (24) (124)
Net Increase (Decrease)
2,310 11 N/A 127 13 176
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 41,763 $ 197 $ 176 $ 4,018 $ 999 $ 2,607
Reinvested ................................................ 849 2 3 36 18 56
Redeemed .................................................
(7,828) (110) (427) (2,216) (532) (1,405)
Net Increase (Decrease)
$ 34,784 $ 89 $ (248) $ 1,838 $ 485 $ 1,258
Shares:
Sold ..................................................... 2,988 15 14 287 74 186
Reinvested ................................................ 66 – – 3 1 4
Redeemed .................................................
(555) (8) (33) (158) (38) (99)
Net Increase (Decrease)
2,499 7 (19) 132 37 91
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (2,953) $ (9) $ N/A $ (154) $ (44) $ (159)
Total Dividends and Distributions
$ (2,953) $ (9) $ N/A $ (154) $ (44) $ (159)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (849) $ (2) $ (3) $ (36) $ (18) $ (56)
Total Dividends and Distributions
$ (849) $ (2) $ (3) $ (36) $ (18) $ (56)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,617 $ 4,605
Net realized gain (loss) on investments ................................................................................................ 5,837 5,270
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(33,161) 6,852
Net Increase (Decrease) in Net Assets Resulting from Operations (23,707) 16,727
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (7,981) (5,423)
Total Dividends and Distributions (7,981) (5,423)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
55,748 19,939
Total Increase (Decrease) in Net Assets 24,060 31,243
Net Assets
Beginning of period ....................................................................................................................
137,205 105,962
End of period ..........................................................................................................................
$ 161,265 $ 137,205
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 68,850 $ 2,845 N/A N/A $ 7,425
Reinvested ........................................................... 3,482 1,257 N/A N/A 3,242
Redeemed ............................................................
(15,514) (3,825) N/A N/A (12,014)
Net Increase (Decrease)
$ 56,818 $ 277 N/A N/A $ (1,347)
Shares:
Sold ................................................................ 6,034 242 N/A N/A 649
Reinvested ........................................................... 282 101 N/A N/A 261
Redeemed ............................................................
(1,380) (326) N/A N/A (1,045)
Net Increase (Decrease)
4,936 17 N/A N/A (135)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 25,125 $ 3,582 $ 25 $ 3 $ 10,742
Reinvested ........................................................... 1,541 1,025 6 3 2,848
Redeemed ............................................................
(4,527) (3,243) (141) (78) (16,972)
Net Increase (Decrease)
$ 22,139 $ 1,364 $ (110) $ (72) $ (3,382)
Shares:
Sold ................................................................ 2,003 289 2 – 861
Reinvested ........................................................... 128 85 1 – 235
Redeemed ............................................................
(362) (260) (12) (6) (1,349)
Net Increase (Decrease)
1,769 114 (9) (6) (253)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (3,482) $ (1,257) $ N/A $ N/A $ (3,242)
Total Dividends and Distributions
$ (3,482) $ (1,257) $ N/A $ N/A $ (3,242)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (1,541) $ (1,025) $ (6) $ (3) $ (2,848)
Total Dividends and Distributions
$ (1,541) $ (1,025) $ (6) $ (3) $ (2,848)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,054 $ 14,665
Net realized gain (loss) on investments ................................................................................................ 23,152 18,294
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(110,662) 34,217
Net Increase (Decrease) in Net Assets Resulting from Operations (75,456) 67,176
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (27,899) (17,800)
Total Dividends and Distributions (27,899) (17,800)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
60,849 76,921
Total Increase (Decrease) in Net Assets (42,506) 126,297
Net Assets
Beginning of period ....................................................................................................................
477,495 351,198
End of period ..........................................................................................................................
$ 434,989 $ 477,495
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 90,701 $ 7,456 N/A N/A $ 24,793
Reinvested ........................................................... 11,229 3,290 N/A N/A 13,377
Redeemed ............................................................
(37,231) (15,158) N/A N/A (37,608)
Net Increase (Decrease)
$ 64,699 $ (4,412) N/A N/A $ 562
Shares:
Sold ................................................................ 7,572 612 N/A N/A 2,102
Reinvested ........................................................... 873 254 N/A N/A 1,034
Redeemed ............................................................
(3,191) (1,270) N/A N/A (3,161)
Net Increase (Decrease)
5,254 (404) N/A N/A (25)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 96,709 $ 11,340 $ 160 $ 23 $ 25,441
Reinvested ........................................................... 4,625 2,421 35 68 10,619
Redeemed ............................................................
(17,857) (11,323) (943) (1,600) (42,797)
Net Increase (Decrease)
$ 83,477 $ 2,438 $ (748) $ (1,509) $ (6,737)
Shares:
Sold ................................................................ 7,417 883 13 2 1,968
Reinvested ........................................................... 374 195 3 6 854
Redeemed ............................................................
(1,375) (863) (75) (126) (3,309)
Net Increase (Decrease)
6,416 215 (59) (118) (487)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (11,232) $ (3,290) $ N/A $ N/A $ (13,377)
Total Dividends and Distributions
$ (11,232) $ (3,290) $ N/A $ N/A $ (13,377)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
Total Dividends and Distributions
$ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,813 $ 13,028
Net realized gain (loss) on investments ................................................................................................ 26,438 15,012
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(126,133) 47,153
Net Increase (Decrease) in Net Assets Resulting from Operations (86,882) 75,193
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (26,014) (15,116)
Total Dividends and Distributions (26,014) (15,116)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
139,202 111,690
Total Increase (Decrease) in Net Assets 26,306 171,767
Net Assets
Beginning of period ....................................................................................................................
489,018 317,251
End of period ..........................................................................................................................
$ 515,324 $ 489,018
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 157,630 $ 12,904 N/A N/A $ 27,195
Reinvested ........................................................... 11,547 3,880 N/A N/A 10,586
Redeemed ............................................................
(50,143) (11,109) N/A N/A (23,288)
Net Increase (Decrease)
$ 119,034 $ 5,675 N/A N/A $ 14,493
Shares:
Sold ................................................................ 12,483 995 N/A N/A 2,162
Reinvested ........................................................... 841 281 N/A N/A 767
Redeemed ............................................................
(4,011) (872) N/A N/A (1,851)
Net Increase (Decrease)
9,313 404 N/A N/A 1,078
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 109,411 $ 15,055 $ 523 $ 29 $ 43,920
Reinvested ........................................................... 4,795 2,708 37 43 7,533
Redeemed ............................................................
(22,654) (11,900) (993) (1,103) (35,714)
Net Increase (Decrease)
$ 91,552 $ 5,863 $ (433) $ (1,031) $ 15,739
Shares:
Sold ................................................................ 8,005 1,121 41 2 3,245
Reinvested ........................................................... 372 209 3 3 581
Redeemed ............................................................
(1,668) (873) (76) (83) (2,631)
Net Increase (Decrease)
6,709 457 (32) (78) 1,195
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (11,548) $ (3,880) $ N/A $ N/A $ (10,586)
Total Dividends and Distributions
$ (11,548) $ (3,880) $ N/A $ N/A $ (10,586)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
Total Dividends and Distributions
$ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,758 $ 13,501
Net realized gain (loss) on investments ................................................................................................ 34,709 16,954
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(146,024) 61,253
Net Increase (Decrease) in Net Assets Resulting from Operations (98,557) 91,708
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (28,649) (16,816)
Total Dividends and Distributions (28,649) (16,816)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
112,322 121,044
Total Increase (Decrease) in Net Assets (14,884) 195,936
Net Assets
Beginning of period ....................................................................................................................
532,735 336,799
End of period ..........................................................................................................................
$ 517,851 $ 532,735
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 92,948 $ 11,990 N/A N/A $ 43,427
Reinvested ........................................................... 9,832 4,873 N/A N/A 13,941
Redeemed ............................................................
(30,484) (12,113) N/A N/A (22,092)
Net Increase (Decrease)
$ 72,296 $ 4,750 N/A N/A $ 35,276
Shares:
Sold ................................................................ 7,163 914 N/A N/A 3,370
Reinvested ........................................................... 692 341 N/A N/A 976
Redeemed ............................................................
(2,405) (930) N/A N/A (1,696)
Net Increase (Decrease)
5,450 325 N/A N/A 2,650
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 92,642 $ 24,647 $ 78 $ 42 $ 50,319
Reinvested ........................................................... 4,160 2,930 22 132 9,563
Redeemed ............................................................
(17,432) (8,827) (635) (3,309) (33,288)
Net Increase (Decrease)
$ 79,370 $ 18,750 $ (535) $ (3,135) $ 26,594
Shares:
Sold ................................................................ 6,563 1,776 6 3 3,600
Reinvested ........................................................... 316 221 1 10 724
Redeemed ............................................................
(1,252) (626) (47) (241) (2,383)
Net Increase (Decrease)
5,627 1,371 (40) (228) 1,941
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (9,834) $ (4,873) $ N/A $ N/A $ (13,942)
Total Dividends and Distributions
$ (9,834) $ (4,873) $ N/A $ N/A $ (13,942)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
Total Dividends and Distributions
$ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 9,806 $ 8,920
Net realized gain (loss) on investments ................................................................................................ 27,941 11,008
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(114,279) 55,106
Net Increase (Decrease) in Net Assets Resulting from Operations (76,532) 75,034
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,210) (10,927)
Total Dividends and Distributions (20,210) (10,927)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
90,822 97,446
Total Increase (Decrease) in Net Assets (5,920) 161,553
Net Assets
Beginning of period ....................................................................................................................
402,777 241,224
End of period ..........................................................................................................................
$ 396,857 $ 402,777
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 70,436 $ 15,049 N/A N/A $ 31,950
Reinvested ........................................................... 7,382 3,906 N/A N/A 8,918
Redeemed ............................................................
(26,150) (8,210) N/A N/A (12,459)
Net Increase (Decrease)
$ 51,668 $ 10,745 N/A N/A $ 28,409
Shares:
Sold ................................................................ 5,176 1,082 N/A N/A 2,364
Reinvested ........................................................... 493 260 N/A N/A 592
Redeemed ............................................................
(1,945) (611) N/A N/A (906)
Net Increase (Decrease)
3,724 731 N/A N/A 2,050
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 70,555 $ 15,608 $ 238 $ 40 $ 39,968
Reinvested ........................................................... 2,866 2,394 35 37 5,595
Redeemed ............................................................
(9,044) (6,974) (1,051) (1,043) (21,778)
Net Increase (Decrease)
$ 64,377 $ 11,028 $ (778) $ (966) $ 23,785
Shares:
Sold ................................................................ 4,805 1,080 18 3 2,754
Reinvested ........................................................... 210 175 2 3 408
Redeemed ............................................................
(620) (469) (75) (74) (1,478)
Net Increase (Decrease)
4,395 786 (55) (68) 1,684
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (7,386) $ (3,906) $ N/A $ N/A $ (8,918)
Total Dividends and Distributions
$ (7,386) $ (3,906) $ N/A $ N/A $ (8,918)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
Total Dividends and Distributions
$ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 9,218 $ 7,633
Net realized gain (loss) on investments ................................................................................................ 29,658 10,511
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(113,415) 58,741
Net Increase (Decrease) in Net Assets Resulting from Operations (74,539) 76,885
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (19,182) (10,168)
Total Dividends and Distributions (19,182) (10,168)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
99,741 77,288
Total Increase (Decrease) in Net Assets 6,020 144,005
Net Assets
Beginning of period ....................................................................................................................
378,450 234,445
End of period ..........................................................................................................................
$ 384,470 $ 378,450
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 69,702 $ 11,866 N/A N/A $ 39,940
Reinvested ........................................................... 6,141 3,393 N/A N/A 9,647
Redeemed ............................................................
(21,207) (8,971) N/A N/A (10,770)
Net Increase (Decrease)
$ 54,636 $ 6,288 N/A N/A $ 38,817
Shares:
Sold ................................................................ 5,020 848 N/A N/A 2,900
Reinvested ........................................................... 402 221 N/A N/A 627
Redeemed ............................................................
(1,554) (654) N/A N/A (771)
Net Increase (Decrease)
3,868 415 N/A N/A 2,756
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 57,591 $ 13,949 $ 119 $ 68 $ 37,756
Reinvested ........................................................... 2,184 1,923 35 68 5,958
Redeemed ............................................................
(9,647) (5,289) (1,161) (2,076) (24,190)
Net Increase (Decrease)
$ 50,128 $ 10,583 $ (1,007) $ (1,940) $ 19,524
Shares:
Sold ................................................................ 3,826 951 9 5 2,546
Reinvested ........................................................... 159 139 3 5 430
Redeemed ............................................................
(648) (355) (82) (144) (1,618)
Net Increase (Decrease)
3,337 735 (70) (134) 1,358
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (6,142) $ (3,393) $ N/A $ N/A $ (9,647)
Total Dividends and Distributions
$ (6,142) $ (3,393) $ N/A $ N/A $ (9,647)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
Total Dividends and Distributions
$ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,981 $ 4,589
Net realized gain (loss) on investments ................................................................................................ 20,906 6,159
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(76,521) 43,097
Net Increase (Decrease) in Net Assets Resulting from Operations (49,634) 53,845
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (11,851) (6,055)
Total Dividends and Distributions (11,851) (6,055)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
68,720 50,229
Total Increase (Decrease) in Net Assets 7,235 98,019
Net Assets
Beginning of period ....................................................................................................................
248,289 150,270
End of period ..........................................................................................................................
$ 255,524 $ 248,289
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 43,839 $ 10,234 N/A N/A $ 26,218
Reinvested ........................................................... 3,439 2,618 N/A N/A 5,793
Redeemed ............................................................
(12,077) (6,111) N/A N/A (5,233)
Net Increase (Decrease)
$ 35,201 $ 6,741 N/A N/A $ 26,778
Shares:
Sold ................................................................ 3,082 709 N/A N/A 1,843
Reinvested ........................................................... 217 165 N/A N/A 364
Redeemed ............................................................
(865) (436) N/A N/A (360)
Net Increase (Decrease)
2,434 438 N/A N/A 1,847
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 35,742 $ 10,573 $ 71 $ 31 $ 29,168
Reinvested ........................................................... 1,248 1,444 25 23 3,315
Redeemed ............................................................
(7,679) (4,265) (882) (764) (17,821)
Net Increase (Decrease)
$ 29,311 $ 7,752 $ (786) $ (710) $ 14,662
Shares:
Sold ................................................................ 2,322 706 5 2 1,925
Reinvested ........................................................... 89 102 2 2 234
Redeemed ............................................................
(500) (274) (61) (53) (1,151)
Net Increase (Decrease)
1,911 534 (54) (49) 1,008
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (3,440) $ (2,618) $ N/A $ N/A $ (5,793)
Total Dividends and Distributions
$ (3,440) $ (2,618) $ N/A $ N/A $ (5,793)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
Total Dividends and Distributions
$ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,891 $ 3,347
Net realized gain (loss) on investments ................................................................................................ 17,701 4,769
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(63,989) 36,453
Net Increase (Decrease) in Net Assets Resulting from Operations (41,397) 44,569
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (9,523) (4,667)
Total Dividends and Distributions (9,523) (4,667)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
63,551 45,809
Total Increase (Decrease) in Net Assets 12,631 85,711
Net Assets
Beginning of period ....................................................................................................................
205,682 119,971
End of period ..........................................................................................................................
$ 218,313 $ 205,682
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 35,572 $ 9,433 N/A N/A $ 28,473
Reinvested ........................................................... 2,682 1,997 N/A N/A 4,844
Redeemed ............................................................
(9,940) (4,612) N/A N/A (4,898)
Net Increase (Decrease)
$ 28,314 $ 6,818 N/A N/A $ 28,419
Shares:
Sold ................................................................ 2,464 646 N/A N/A 2,014
Reinvested ........................................................... 167 124 N/A N/A 301
Redeemed ............................................................
(687) (320) N/A N/A (332)
Net Increase (Decrease)
1,944 450 N/A N/A 1,983
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 27,761 $ 9,236 $ 51 $ 31 $ 25,127
Reinvested ........................................................... 996 1,087 14 33 2,537
Redeemed ............................................................
(6,653) (4,514) (513) (1,100) (8,284)
Net Increase (Decrease)
$ 22,104 $ 5,809 $ (448) $ (1,036) $ 19,380
Shares:
Sold ................................................................ 1,775 607 3 2 1,634
Reinvested ........................................................... 70 77 1 2 179
Redeemed ............................................................
(427) (288) (35) (74) (541)
Net Increase (Decrease)
1,418 396 (31) (70) 1,272
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (2,682) $ (1,997) $ N/A $ N/A $ (4,844)
Total Dividends and Distributions
$ (2,682) $ (1,997) $ N/A $ N/A $ (4,844)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (996) $ (1,087) $ (14) $ (33) $ (2,537)
Total Dividends and Distributions
$ (996) $ (1,087) $ (14) $ (33) $ (2,537)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,384 $ 1,384
Net realized gain (loss) on investments ................................................................................................ 8,801 1,936
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(31,855) 17,591
Net Increase (Decrease) in Net Assets Resulting from Operations (20,670) 20,911
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (4,298) (1,927)
Total Dividends and Distributions (4,298) (1,927)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
36,851 28,501
Total Increase (Decrease) in Net Assets 11,883 47,485
Net Assets
Beginning of period ....................................................................................................................
99,929 52,444
End of period ..........................................................................................................................
$ 111,812 $ 99,929
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 17,989 $ 6,900 N/A N/A $ 17,151
Reinvested ........................................................... 1,077 1,071 N/A N/A 2,150
Redeemed ............................................................
(4,546) (2,887) N/A N/A (2,054)
Net Increase (Decrease)
$ 14,520 $ 5,084 N/A N/A $ 17,247
Shares:
Sold ................................................................ 1,217 465 N/A N/A 1,175
Reinvested ........................................................... 65 65 N/A N/A 130
Redeemed ............................................................
(311) (198) N/A N/A (132)
Net Increase (Decrease)
971 332 N/A N/A 1,173
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 13,173 $ 7,540 $ 88 $ 51 $ 14,161
Reinvested ........................................................... 329 504 10 11 1,073
Redeemed ............................................................
(1,961) (2,047) (396) (439) (3,596)
Net Increase (Decrease)
$ 11,541 $ 5,997 $ (298) $ (377) $ 11,638
Shares:
Sold ................................................................ 828 487 6 3 900
Reinvested ........................................................... 23 35 1 1 74
Redeemed ............................................................
(125) (127) (27) (29) (233)
Net Increase (Decrease)
726 395 (20) (25) 741
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (1,077) $ (1,071) $ N/A $ N/A $ (2,150)
Total Dividends and Distributions
$ (1,077) $ (1,071) $ N/A $ N/A $ (2,150)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (329) $ (504) $ (10) $ (11) $ (1,073)
Total Dividends and Distributions
$ (329) $ (504) $ (10) $ (11) $ (1,073)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 941 $ 451
Net realized gain (loss) on investments ................................................................................................ 3,491 639
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(12,898) 6,429
Net Increase (Decrease) in Net Assets Resulting from Operations (8,466) 7,519
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,542) (616)
Total Dividends and Distributions (1,542) (616)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
21,657 14,135
Total Increase (Decrease) in Net Assets 11,649 21,038
Net Assets
Beginning of period ....................................................................................................................
38,789 17,751
End of period ..........................................................................................................................
$ 50,438 $ 38,789
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 10,908 $ 4,440 N/A N/A $ 10,413
Reinvested ........................................................... 395 361 N/A N/A 785
Redeemed ............................................................
(2,543) (1,962) N/A N/A (1,140)
Net Increase (Decrease)
$ 8,760 $ 2,839 N/A N/A $ 10,058
Shares:
Sold ................................................................ 727 295 N/A N/A 702
Reinvested ........................................................... 24 21 N/A N/A 46
Redeemed ............................................................
(165) (128) N/A N/A (75)
Net Increase (Decrease)
586 188 N/A N/A 673
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 5,915 $ 5,314 $ 23 $ 28 $ 7,741
Reinvested ........................................................... 109 149 3 9 345
Redeemed ............................................................
(974) (2,046) (144) (368) (1,969)
Net Increase (Decrease)
$ 5,050 $ 3,417 $ (118) $ (331) $ 6,117
Shares:
Sold ................................................................ 365 332 2 2 482
Reinvested ........................................................... 8 10 – – 23
Redeemed ............................................................
(61) (125) (9) (24) (123)
Net Increase (Decrease)
312 217 (7) (22) 382
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (396) $ (361) $ N/A $ N/A $ (785)
Total Dividends and Distributions
$ (396) $ (361) $ N/A $ N/A $ (785)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (109) $ (149) $ (3) $ (10) $ (345)
Total Dividends and Distributions
$ (109) $ (149) $ (3) $ (10) $ (345)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 249 $ 100
Net realized gain (loss) on investments ................................................................................................ 941 155
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(3,510) 1,384
Net Increase (Decrease) in Net Assets Resulting from Operations (2,320) 1,639
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (254) (101)
From tax return of capital ..............................................................................................................
– (3)
Total Dividends and Distributions (254) (104)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
5,592 5,541
Total Increase (Decrease) in Net Assets 3,018 7,076
Net Assets
Beginning of period ....................................................................................................................
10,033 2,957
End of period ..........................................................................................................................
$ 13,051 $ 10,033
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 3,228 $ 1,466 N/A N/A $ 4,043
Reinvested ........................................................... 135 34 N/A N/A 85
Redeemed ............................................................
(1,816) (1,007) N/A N/A (576)
Net Increase (Decrease)
$ 1,547 $ 493 N/A N/A $ 3,552
Shares:
Sold ................................................................ 233 104 N/A N/A 302
Reinvested ........................................................... 9 2 N/A N/A 5
Redeemed ............................................................
(134) (73) N/A N/A (42)
Net Increase (Decrease)
108 33 N/A N/A 265
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 3,750 $ 1,127 $ 10 – $ 2,718
Reinvested ........................................................... 52 10 – 1 41
Redeemed ............................................................
(777) (347) (25) (27) (992)
Net Increase (Decrease)
$ 3,025 $ 790 $ (15) $ (26) $ 1,767
Shares:
Sold ................................................................ 269 77 1 – 197
Reinvested ........................................................... 4 1 – – 3
Redeemed ............................................................
(55) (24) (2) (2) (71)
Net Increase (Decrease)
218 54 (1) (2) 129
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (135) $ (34) $ N/A $ N/A $ (85)
Total Dividends and Distributions
$ (135) $ (34) $ N/A $ N/A $ (85)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (50) $ (10) $ – $ (1) $ (40)
From tax return of capital ................................................. (2) – – – (1)
Total Dividends and Distributions
$ (52) $ (10) $ – $ (1) $ (41)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,184 $ 3,086
Net realized gain (loss) on investments ................................................................................................ 2,978 2,948
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(18,695) 690
Net Increase (Decrease) in Net Assets Resulting from Operations (13,533) 6,724
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (4,719) (3,308)
Total Dividends and Distributions (4,719) (3,308)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
20,174 17,556
Total Increase (Decrease) in Net Assets 1,922 20,972
Net Assets
Beginning of period ....................................................................................................................
85,471 64,499
End of period ..........................................................................................................................
$ 87,393 $ 85,471
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 24,700 $ 3,741 N/A N/A $ 10,200
Reinvested ........................................................... 1,908 929 N/A N/A 1,882
Redeemed ............................................................
(9,842) (7,214) N/A N/A (6,130)
Net Increase (Decrease)
$ 16,766 $ (2,544) N/A N/A $ 5,952
Shares:
Sold ................................................................ 2,390 348 N/A N/A 989
Reinvested ........................................................... 170 83 N/A N/A 167
Redeemed ............................................................
(965) (697) N/A N/A (594)
Net Increase (Decrease)
1,595 (266) N/A N/A 562
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 15,961 $ 6,820 $ 472 $ 1 $ 7,178
Reinvested ........................................................... 999 617 27 5 1,653
Redeemed ............................................................
(3,060) (3,360) (845) (120) (8,792)
Net Increase (Decrease)
$ 13,900 $ 4,077 $ (346) $ (114) $ 39
Shares:
Sold ................................................................ 1,391 596 41 – 624
Reinvested ........................................................... 89 55 3 1 146
Redeemed ............................................................
(267) (291) (75) (12) (764)
Net Increase (Decrease)
1,213 360 (31) (11) 6
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (1,908) $ (929) $ N/A $ N/A $ (1,882)
Total Dividends and Distributions
$ (1,908) $ (929) $ N/A $ N/A $ (1,882)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (1,006) $ (617) $ (27) $ (5) $ (1,653)
Total Dividends and Distributions
$ (1,006) $ (617) $ (27) $ (5) $ (1,653)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,000 $ 8,981
Net realized gain (loss) on investments ................................................................................................ 10,946 23,987
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(87,196) 9,003
Net Increase (Decrease) in Net Assets Resulting from Operations (64,250) 41,971
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (32,263) (16,559)
Total Dividends and Distributions (32,263) (16,559)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(29,417) 913
Total Increase (Decrease) in Net Assets (125,930) 26,325
Net Assets
Beginning of period ....................................................................................................................
460,578 434,253
End of period ..........................................................................................................................
$ 334,648 $ 460,578
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 1,666 $ 10,802 $ 31,119 $ 132 N/A $ 1,088 $ 1,006 $ 2,640
Reinvested ........................... 1,393 5,165 23,525 128 N/A 700 341 960
Redeemed ............................
(2,057) (13,714) (85,838) (305) N/A (2,395) (1,932) (3,841)
Net Increase (Decrease)
$ 1,002 $ 2,253 $ (31,194) $ (45) N/A $ (607) $ (585) $ (241)
Shares:
Sold ................................ 136 937 2,729 13 N/A 97 87 226
Reinvested ........................... 112 423 1,913 10 N/A 57 28 78
Redeemed ............................
(180) (1,225) (7,496) (25) N/A (212) (165) (337)
Net Increase (Decrease)
68 135 (2,854) (2) N/A (58) (50) (33)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 5,142 $ 9,727 $ 70,988 $ 769 $ 90 $ 6,266 $ 1,984 $ 2,639
Reinvested ........................... 568 2,419 12,201 80 127 376 182 590
Redeemed ............................
(3,039) (9,609) (77,279) (1,107) (4,314) (8,191) (2,415) (7,281)
Net Increase (Decrease)
$ 2,671 $ 2,537 $ 5,910 $ (258) $ (4,097) $ (1,549) $ (249) $ (4,052)
Shares:
Sold ................................ 396 763 5,524 60 7 497 156 206
Reinvested ........................... 44 192 963 6 10 30 15 47
Redeemed ............................
(233) (754) (6,021) (86) (340) (647) (190) (566)
Net Increase (Decrease)
207 201 466 (20) (323) (120) (19) (313)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (1,410) $ (5,189) $ (23,530) $ (128) $ N/A $ (705) $ (341) $ (960)
Total Dividends and Distributions
$ (1,410) $ (5,189) $ (23,530) $ (128) $ N/A $ (705) $ (341) $ (960)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (573) $ (2,430) $ (12,201) $ (80) $ (127) $ (376) $ (182) $ (590)
Total Dividends and Distributions
$ (573) $ (2,430) $ (12,201) $ (80) $ (127) $ (376) $ (182) $ (590)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 92,053 $ 64,513
Net realized gain (loss) on investments ................................................................................................ 103,826 504,913
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,630,923) 1,487,689
Net Increase (Decrease) in Net Assets Resulting from Operations (1,435,044) 2,057,115
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (331,651) (136,815)
Total Dividends and Distributions (331,651) (136,815)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
763,090 398,242
Total Increase (Decrease) in Net Assets (1,003,605) 2,318,542
Net Assets
Beginning of period ....................................................................................................................
6,745,971 4,427,429
End of period ..........................................................................................................................
$ 5,742,366 $ 6,745,971
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ............................... $ 79,952 $ 6,580 $ 14,760 $ 1,223,887 $ 431 N/A $ 12,783 $ 6,756 $ 22,771 $ 666,480
Reinvested .......................... 11,743 1,466 8,592 172,649 120 N/A 1,954 1,413 5,225 94,278
Redeemed ...........................
(69,361) (11,031) (24,377) (1,037,748) (581) N/A (16,445) (9,900) (27,701) (371,606)
Net Increase (Decrease)
$ 22,334 $ (2,985) $ (1,025) $ 358,788 $ (30) N/A $ (1,708) $ (1,731) $ 295 $ 389,152
Shares:
Sold ............................... 2,563 209 482 40,316 14 N/A 418 229 762 20,843
Reinvested .......................... 373 47 282 5,497 4 N/A 63 47 172 3,010
Redeemed ...........................
(2,268) (377) (830) (34,416) (18) N/A (542) (339) (917) (12,416)
Net Increase (Decrease)
668 (121) (66) 11,397 – N/A (61) (63) 17 11,437
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................... $ 76,306 $ 6,857 $ 15,622 $ 1,465,003 $ 551 $ 537 $ 17,589 $ 7,438 $ 20,576 $ 537,053
Reinvested .......................... 4,628 539 3,805 68,627 46 72 778 636 2,426 41,067
Redeemed ...........................
(126,050) (14,529) (24,430) (793,931) (717) (8,075) (14,322) (10,827) (51,661) (827,372)
Net Increase (Decrease)
$ (45,116) $ (7,133) $ (5,003) $ 739,699 $ (120) $ (7,466) $ 4,045 $ (2,753) $ (28,659) $ (249,252)
Shares:
Sold ............................... 2,596 233 530 49,969 19 21 638 257 726 18,088
Reinvested .......................... 164 20 139 2,398 2 3 28 23 89 1,463
Redeemed ...........................
(4,566) (510) (882) (27,137) (24) (321) (502) (396) (1,934) (28,446)
Net Increase (Decrease)
(1,806) (257) (213) 25,230 (3) (297) 164 (116) (1,119) (8,895)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ........................ $ (15,469) $ (1,490) $ (8,602) $ (187,853) $ (120) $ N/A $ (1,980) $ (1,413) $ (5,225) $ (109,499)
Total Dividends and Distributions
$ (15,469) $ (1,490) $ (8,602) $ (187,853) $ (120) $ N/A $ (1,980) $ (1,413) $ (5,225) $ (109,499)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ........................ $ (6,349) $ (546) $ (3,811) $ (73,802) $ (46) $ (78) $ (785) $ (636) $ (2,428) $ (48,334)
Total Dividends and Distributions
$ (6,349) $ (546) $ (3,811) $ (73,802) $ (46) $ (78) $ (785) $ (636) $ (2,428) $ (48,334)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 92,608 $ 56,065
Net realized gain (loss) on investments ................................................................................................ 265,601 417,962
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,228,905) 558,457
Net Increase (Decrease) in Net Assets Resulting from Operations (870,696) 1,032,484
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (484,928) (134,026)
Total Dividends and Distributions (484,928) (134,026)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
247,080 (53,838)
Total Increase (Decrease) in Net Assets (1,108,544) 844,620
Net Assets
Beginning of period ....................................................................................................................
5,117,223 4,272,603
End of period ..........................................................................................................................
$ 4,008,679 $ 5,117,223
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 149,548 $ 17,294 $ 228,726 $ 139,992 $ 414 N/A $ 3,678 $ 3,590 $ 5,972
Reinvested ................. 230,809 24,253 133,285 87,116 238 N/A 2,448 897 3,563
Redeemed ..................
(271,949) (78,498) (166,848) (247,315) (333) N/A (8,754) (3,276) (7,770)
Net Increase (Decrease)
$ 108,408 $ (36,951) $ 195,163 $ (20,207) $ 319 N/A $ (2,628) $ 1,211 $ 1,765
Shares:
Sold ...................... 9,315 1,104 15,010 9,272 28 N/A 239 223 372
Reinvested ................. 13,564 1,450 8,208 5,237 14 N/A 147 54 214
Redeemed ..................
(17,154) (5,096) (11,087) (15,850) (22) N/A (545) (187) (480)
Net Increase (Decrease)
5,725 (2,542) 12,131 (1,341) 20 N/A (159) 90 106
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 233,441 $ 26,301 $ 154,758 $ 74,238 $ 580 $ 66 $ 7,578 $ 971 $ 6,343
Reinvested ................. 61,681 8,278 35,768 25,490 68 65 639 379 959
Redeemed ..................
(270,966) (136,751) (153,187) (106,808) (888) (2,751) (8,425) (4,818) (6,847)
Net Increase (Decrease)
$ 24,156 $ (102,172) $ 37,339 $ (7,080) $ (240) $ (2,620) $ (208) $ (3,468) $ 455
Shares:
Sold ...................... 12,988 1,518 8,918 4,211 34 4 436 57 363
Reinvested ................. 3,621 498 2,179 1,517 4 4 38 23 57
Redeemed ..................
(15,183) (7,776) (8,922) (6,146) (51) (162) (482) (277) (392)
Net Increase (Decrease)
1,426 (5,760) 2,175 (418) (13) (154) (8) (197) 28
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (232,976) $ (24,290) $ (133,382) $ (87,134) $ (238) $ N/A $ (2,448) $ (897) $ (3,563)
Total Dividends and Distributions
$ (232,976) $ (24,290) $ (133,382) $ (87,134) $ (238) $ N/A $ (2,448) $ (897) $ (3,563)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (62,304) $ (8,299) $ (35,816) $ (25,497) $ (68) $ (65) $ (639) $ (379) $ (959)
Total Dividends and Distributions
$ (62,304) $ (8,299) $ (35,816) $ (25,497) $ (68) $ (65) $ (639) $ (379) $ (959)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 39,141 $ 27,006
Net realized gain (loss) on investments ................................................................................................ 42,835 107,218
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(403,681) 154,905
Net Increase (Decrease) in Net Assets Resulting from Operations (321,705) 289,129
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (137,735) (45,915)
Total Dividends and Distributions (137,735) (45,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
126,014 46,577
Total Increase (Decrease) in Net Assets (333,426) 289,791
Net Assets
Beginning of period ....................................................................................................................
1,948,345 1,658,554
End of period ..........................................................................................................................
$ 1,614,919 $ 1,948,345
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 64,545 $ 8,763 $ 212,384 $ 44,424 $ 149 N/A $ 1,294 $ 5,018 $ 8,168
Reinvested ................. 44,097 6,913 63,813 19,351 127 N/A 738 761 1,449
Redeemed ..................
(88,759) (34,579) (156,498) (64,394) (127) N/A (2,222) (3,464) (5,937)
Net Increase (Decrease)
$ 19,883 $ (18,903) $ 119,699 $ (619) $ 149 N/A $ (190) $ 2,315 $ 3,680
Shares:
Sold ...................... 5,253 715 17,652 3,692 13 N/A 108 411 664
Reinvested ................. 3,442 541 5,075 1,532 10 N/A 58 60 115
Redeemed ..................
(7,298) (2,940) (13,263) (5,398) (10) N/A (180) (290) (499)
Net Increase (Decrease)
1,397 (1,684) 9,464 (174) 13 N/A (14) 181 280
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 98,226 $ 11,315 $ 162,333 $ 39,152 $ 128 $ 30 $ 2,203 $ 2,488 $ 6,759
Reinvested ................. 14,543 2,579 20,392 7,118 49 8 252 306 496
Redeemed ..................
(88,504) (55,315) (107,641) (52,374) (1,108) (486) (5,047) (5,010) (6,315)
Net Increase (Decrease)
$ 24,265 $ (41,421) $ 75,084 $ (6,104) $ (931) $ (448) $ (2,592) $ (2,216) $ 940
Shares:
Sold ...................... 7,300 852 12,185 2,937 9 2 168 190 511
Reinvested ................. 1,111 202 1,579 548 4 1 20 24 38
Redeemed ..................
(6,613) (4,166) (8,151) (3,961) (86) (37) (392) (375) (469)
Net Increase (Decrease)
1,798 (3,112) 5,613 (476) (73) (34) (204) (161) 80
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (44,471) $ (6,934) $ (63,902) $ (19,353) $ (127) $ N/A $ (738) $ (761) $ (1,449)
Total Dividends and Distributions
$ (44,471) $ (6,934) $ (63,902) $ (19,353) $ (127) $ N/A $ (738) $ (761) $ (1,449)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (14,670) $ (2,587) $ (20,427) $ (7,120) $ (49) $ (8) $ (252) $ (306) $ (496)
Total Dividends and Distributions
$ (14,670) $ (2,587) $ (20,427) $ (7,120) $ (49) $ (8) $ (252) $ (306) $ (496)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 56,027 $ 28,029
Net realized gain (loss) on investments ................................................................................................ 285,019 255,985
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(986,052) 599,685
Net Increase (Decrease) in Net Assets Resulting from Operations (645,006) 883,699
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (279,597) (107,676)
Total Dividends and Distributions (279,597) (107,676)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
84,478 (57,850)
Total Increase (Decrease) in Net Assets (840,125) 718,173
Net Assets
Beginning of period ....................................................................................................................
3,544,770 2,826,597
End of period ..........................................................................................................................
$ 2,704,645 $ 3,544,770
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 91,309 $ 13,203 $ 99,438 $ 75,495 $ 134 N/A $ 987 $ 2,182 $ 6,041
Reinvested ................. 150,216 14,074 65,031 44,078 139 N/A 1,201 455 2,616
Redeemed ..................
(200,488) (48,689) (95,816) (123,423) (56) N/A (3,280) (4,030) (6,339)
Net Increase (Decrease)
$ 41,037 $ (21,412) $ 68,653 $ (3,850) $ 217 N/A $ (1,092) $ (1,393) $ 2,318
Shares:
Sold ...................... 4,844 769 5,518 4,119 7 N/A 57 120 308
Reinvested ................. 7,386 768 3,349 2,226 7 N/A 62 23 133
Redeemed ..................
(10,675) (2,872) (5,414) (6,807) (3) N/A (175) (198) (352)
Net Increase (Decrease)
1,555 (1,335) 3,453 (462) 11 N/A (56) (55) 89
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 132,625 $ 15,182 $ 109,203 $ 48,839 $ 463 $ 311 $ 4,854 $ 4,291 $ 5,891
Reinvested ................. 57,547 6,537 23,562 17,669 43 54 493 232 854
Redeemed ..................
(214,596) (87,521) (91,076) (75,359) (124) (2,246) (7,013) (3,578) (4,987)
Net Increase (Decrease)
$ (24,424) $ (65,802) $ 41,689 $ (8,851) $ 382 $ (1,881) $ (1,666) $ 945 $ 1,758
Shares:
Sold ...................... 6,392 819 5,499 2,433 25 16 249 215 292
Reinvested ................. 2,998 373 1,281 945 2 3 27 13 46
Redeemed ..................
(10,451) (4,632) (4,638) (3,819) (6) (118) (361) (175) (250)
Net Increase (Decrease)
(1,061) (3,440) 2,142 (441) 21 (99) (85) 53 88
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (139) $ N/A $ (1,201) $ (455) $ (2,616)
Total Dividends and Distributions
$ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (139) $ N/A $ (1,201) $ (455) $ (2,616)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (58,181) $ (6,569) $ (23,566) $ (17,684) $ (43) $ (54) $ (493) $ (232) $ (854)
Total Dividends and Distributions
$ (58,181) $ (6,569) $ (23,566) $ (17,684) $ (43) $ (54) $ (493) $ (232) $ (854)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 66,358 $ 51,073
Net realized gain (loss) on investments ................................................................................................ (37,930) 131,962
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(490,909) 150,448
Net Increase (Decrease) in Net Assets Resulting from Operations (462,481) 333,483
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (188,800) (75,517)
From tax return of capital ..............................................................................................................
(831) –
Total Dividends and Distributions (189,631) (75,517)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
21,468 140,349
Total Increase (Decrease) in Net Assets (630,644) 398,315
Net Assets
Beginning of period ....................................................................................................................
3,075,364 2,677,049
End of period ..........................................................................................................................
$ 2,444,720 $ 3,075,364
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 158,612 $ 19,467 $ 207,024 $ 45,308 $ 257 N/A $ 449 $ 744 $ 7,653
Reinvested ................. 78,015 10,799 83,617 14,906 138 N/A 256 283 555
Redeemed ..................
(219,074) (59,464) (241,571) (74,185) (207) N/A (1,345) (2,329) (8,440)
Net Increase (Decrease)
$ 17,553 $ (29,198) $ 49,070 $ (13,971) $ 188 N/A $ (640) $ (1,302) $ (232)
Shares:
Sold ...................... 12,856 1,603 17,325 3,797 22 N/A 39 62 630
Reinvested ................. 6,190 859 6,713 1,189 11 N/A 20 23 44
Redeemed ..................
(18,361) (5,051) (20,596) (6,288) (19) N/A (105) (198) (680)
Net Increase (Decrease)
685 (2,589) 3,442 (1,302) 14 N/A (46) (113) (6)
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 257,614 $ 32,226 $ 203,912 $ 56,009 $ 571 $ 196 $ 1,335 $ 2,733 $ 2,720
Reinvested ................. 30,183 4,343 33,728 6,262 47 7 116 127 226
Redeemed ..................
(190,361) (89,757) (158,432) (46,442) (706) (477) (1,499) (2,880) (1,452)
Net Increase (Decrease)
$ 97,436 $ (53,188) $ 79,208 $ 15,829 $ (88) $ (274) $ (48) $ (20) $ 1,494
Shares:
Sold ...................... 19,485 2,466 15,553 4,260 43 15 102 211 205
Reinvested ................. 2,309 339 2,603 480 4 1 9 10 17
Redeemed ..................
(14,441) (6,870) (12,144) (3,536) (54) (37) (116) (221) (111)
Net Increase (Decrease)
7,353 (4,065) 6,012 1,204 (7) (21) (5) – 111
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (78,468) $ (10,832) $ (83,416) $ (14,858) $ (137) $ N/A $ (255) $ (282) $ (552)
From tax return of capital ....... (341) (26) (389) (69) (1) N/A (1) (1) (3)
Total Dividends and Distributions
$ (78,809) $ (10,858) $ (83,805) $ (14,927) $ (138) $ N/A $ (256) $ (283) $ (555)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (30,538) $ (4,373) $ (33,813) $ (6,270) $ (47) $ (7) $ (116) $ (127) $ (226)
Total Dividends and Distributions
$ (30,538) $ (4,373) $ (33,813) $ (6,270) $ (47) $ (7) $ (116) $ (127) $ (226)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 34,563 $ 16,803
Net realized gain (loss) on investments ................................................................................................ 154,688 150,067
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(645,243) 490,635
Net Increase (Decrease) in Net Assets Resulting from Operations (455,992) 657,505
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (170,061) (82,078)
Total Dividends and Distributions (170,061) (82,078)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
76,218 (26,204)
Total Increase (Decrease) in Net Assets (549,835) 549,223
Net Assets
Beginning of period ....................................................................................................................
2,328,199 1,778,976
End of period ..........................................................................................................................
$ 1,778,364 $ 2,328,199
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 62,879 $ 11,251 $ 54,202 $ 41,398 $ 118 N/A $ 1,494 $ 1,008 $ 4,744
Reinvested ................. 98,374 8,289 31,655 27,809 29 N/A 724 240 1,738
Redeemed ..................
(123,561) (26,273) (47,578) (62,066) (129) N/A (2,992) (1,337) (5,798)
Net Increase (Decrease)
$ 37,692 $ (6,733) $ 38,279 $ 7,141 $ 18 N/A $ (774) $ (89) $ 684
Shares:
Sold ...................... 3,050 624 2,731 2,072 6 N/A 74 49 238
Reinvested ................. 4,354 422 1,469 1,268 1 N/A 34 11 80
Redeemed ..................
(5,980) (1,473) (2,445) (3,192) (7) N/A (147) (61) (271)
Net Increase (Decrease)
1,424 (427) 1,755 148 – N/A (39) (1) 47
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 88,404 $ 12,017 $ 53,592 $ 42,660 $ 156 $ 78 $ 4,448 $ 1,438 $ 8,566
Reinvested ................. 47,387 5,093 14,479 13,051 13 118 206 390 735
Redeemed ..................
(150,530) (58,399) (50,311) (39,857) (214) (3,326) (3,335) (8,525) (4,538)
Net Increase (Decrease)
$ (14,739) $ (41,289) $ 17,760 $ 15,854 $ (45) $ (3,130) $ 1,319 $ (6,697) $ 4,763
Shares:
Sold ...................... 3,891 614 2,457 1,953 8 4 212 66 384
Reinvested ................. 2,288 279 730 648 1 6 10 20 37
Redeemed ..................
(6,725) (2,927) (2,331) (1,848) (10) (160) (167) (381) (208)
Net Increase (Decrease)
(546) (2,034) 856 753 (1) (150) 55 (295) 213
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) $ N/A $ (724) $ (240) $ (1,738)
Total Dividends and Distributions
$ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) $ N/A $ (724) $ (240) $ (1,738)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
Total Dividends and Distributions
$ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 55,294 $ 59,593
Net realized gain (loss) on investments and futures ................................................................................... (24,001) 27,028
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(244,357) (78,413)
Net Increase (Decrease) in Net Assets Resulting from Operations (213,064) 8,208
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (76,275) (101,107)
Total Dividends and Distributions (76,275) (101,107)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(745,289) (1,597,104)
Total Increase (Decrease) in Net Assets (1,034,628) (1,690,003)
Net Assets
Beginning of period ....................................................................................................................
4,227,131 5,917,134
End of period ..........................................................................................................................
$ 3,192,503 $ 4,227,131
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 245,193 $ 10,125 $ 34,018 $ 731,087 $ 119 N/A $ 2,504 $ 9,713 $ 3,957
Reinvested ................. 6,754 266 2,618 63,670 7 N/A 162 239 194
Redeemed ..................
(338,308) (19,435) (52,537) (1,428,417) (24) N/A (2,286) (9,319) (5,589)
Net Increase (Decrease)
$ (86,361) $ (9,044) $ (15,901) $ (633,660) $ 102 N/A $ 380 $ 633 $ (1,438)
Shares:
Sold ...................... 20,615 854 2,869 61,345 10 N/A 208 822 332
Reinvested ................. 568 22 221 5,359 1 N/A 14 20 16
Redeemed ..................
(28,391) (1,640) (4,428) (120,473) (2) N/A (193) (783) (471)
Net Increase (Decrease)
(7,208) (764) (1,338) (53,769) 9 N/A 29 59 (123)
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 386,347 $ 13,836 $ 37,685 $ 1,017,555 $ 144 $ 140 $ 6,538 $ 12,381 $ 5,698
Reinvested ................. 6,672 408 2,709 88,055 6 15 181 86 206
Redeemed ..................
(359,558) (35,844) (51,552) (2,704,326) (607) (1,928) (10,586) (4,645) (6,720)
Net Increase (Decrease)
$ 33,461 $ (21,600) $ (11,158) $ (1,598,716) $ (457) $ (1,773) $ (3,867) $ 7,822 $ (816)
Shares:
Sold ...................... 31,063 1,110 3,028 81,883 12 11 528 999 457
Reinvested ................. 536 33 218 7,075 – 1 14 7 17
Redeemed ..................
(28,929) (2,883) (4,148) (217,894) (49) (155) (853) (373) (540)
Net Increase (Decrease)
2,670 (1,740) (902) (128,936) (37) (143) (311) 633 (66)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (7,539) $ (280) $ (2,651) $ (65,201) $ (7) $ N/A $ (164) $ (239) $ (194)
Total Dividends and Distributions
$ (7,539) $ (280) $ (2,651) $ (65,201) $ (7) $ N/A $ (164) $ (239) $ (194)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (7,480) $ (425) $ (2,733) $ (89,975) $ (6) $ (15) $ (181) $ (86) $ (206)
Total Dividends and Distributions
$ (7,480) $ (425) $ (2,733) $ (89,975) $ (6) $ (15) $ (181) $ (86) $ (206)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,350 $ (2,571)
Net realized gain (loss) on investments ................................................................................................ (847) 113,521
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(297,896) 307,745
Net Increase (Decrease) in Net Assets Resulting from Operations (297,393) 418,695
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (102,925) (19,710)
Total Dividends and Distributions (102,925) (19,710)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
111,077 408,488
Total Increase (Decrease) in Net Assets (289,241) 807,473
Net Assets
Beginning of period ....................................................................................................................
1,496,942 689,469
End of period ..........................................................................................................................
$ 1,207,701 $ 1,496,942
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ............................... $ 27,368 $ 2,433 $ 6,484 $ 200,905 $ 145 N/A $ 6,119 $ 6,471 $ 29,370 $ 120,237
Reinvested .......................... 23,910 2,410 18,894 37,989 207 N/A 1,071 3,359 2,995 11,751
Redeemed ...........................
(55,967) (6,271) (23,460) (249,317) (522) N/A (3,954) (7,571) (13,529) (30,450)
Net Increase (Decrease)
$ (4,689) $ (1,428) $ 1,918 $ (10,423) $ (170) N/A $ 3,236 $ 2,259 $ 18,836 $ 101,538
Shares:
Sold ............................... 1,076 113 268 7,247 6 N/A 245 255 1,099 4,413
Reinvested .......................... 923 111 773 1,331 9 N/A 42 123 106 411
Redeemed ...........................
(2,282) (310) (1,020) (9,545) (23) N/A (167) (289) (537) (1,141)
Net Increase (Decrease)
(283) (86) 21 (967) (8) N/A 120 89 668 3,683
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................... $ 73,986 $ 8,133 $ 20,100 $ 422,488 $ 441 $ 377 $ 11,008 $ 14,690 $ 12,005 $ 76,983
Reinvested .......................... 5,540 681 5,065 4,529 54 24 201 793 684 2,076
Redeemed ...........................
(40,750) (11,463) (30,640) (110,520) (391) (2,505) (7,056) (9,619) (9,138) (29,288)
Net Increase (Decrease)
$ 38,776 $ (2,649) $ (5,475) $ 316,497 $ 104 $ (2,104) $ 4,153 $ 5,864 $ 3,551 $ 49,771
Shares:
Sold ............................... 2,617 344 771 13,900 17 15 392 516 400 2,533
Reinvested .......................... 225 32 217 168 2 1 8 31 26 77
Redeemed ...........................
(1,470) (483) (1,171) (3,533) (15) (100) (251) (327) (307) (969)
Net Increase (Decrease)
1,372 (107) (183) 10,535 4 (84) 149 220 119 1,641
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ........................ $ (24,059) $ (2,414) $ (18,909) $ (38,111) $ (207) $ N/A $ (1,101) $ (3,359) $ (2,995) $ (11,770)
Total Dividends and Distributions
$ (24,059) $ (2,414) $ (18,909) $ (38,111) $ (207) $ N/A $ (1,101) $ (3,359) $ (2,995) $ (11,770)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ........................ $ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
Total Dividends and Distributions
$ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (10,143) $ (15,619)
Net realized gain (loss) on investments and futures ................................................................................... 22,777 482,390
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(976,019) 408,875
Net Increase (Decrease) in Net Assets Resulting from Operations (963,385) 875,646
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (402,384) (134,563)
Total Dividends and Distributions (402,384) (134,563)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
340,351 343,229
Total Increase (Decrease) in Net Assets (1,025,418) 1,084,312
Net Assets
Beginning of period ....................................................................................................................
3,277,540 2,193,228
End of period ..........................................................................................................................
$ 2,252,122 $ 3,277,540
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 4,560 $ 69,552 $ 496 N/A $ 6,140 $ 2,168 $ 12,504 $ 418,166
Reinvested ........................... 18,770 32,024 421 N/A 2,802 2,969 6,305 329,561
Redeemed ............................
(14,157) (86,039) (534) N/A (4,970) (8,496) (15,371) (436,520)
Net Increase (Decrease)
$ 9,173 $ 15,537 $ 383 N/A $ 3,972 $ (3,359) $ 3,438 $ 311,207
Shares:
Sold ................................ 506 4,897 44 N/A 560 182 923 28,414
Reinvested ........................... 1,945 1,978 38 N/A 233 221 434 20,331
Redeemed ............................
(1,649) (5,958) (54) N/A (475) (684) (1,147) (29,998)
Net Increase (Decrease)
802 917 28 N/A 318 (281) 210 18,747
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 23,312 $ 129,071 $ 522 $ 296 $ 9,005 $ 9,646 $ 17,091 $ 802,735
Reinvested ........................... 6,765 11,222 150 167 984 930 2,717 110,015
Redeemed ............................
(27,866) (133,328) (705) (3,229) (8,389) (9,209) (25,179) (573,494)
Net Increase (Decrease)
$ 2,211 $ 6,965 $ (33) $ (2,766) $ 1,600 $ 1,367 $ (5,371) $ 339,256
Shares:
Sold ................................ 1,877 6,737 37 22 592 583 982 41,997
Reinvested ........................... 567 612 11 13 69 59 163 5,999
Redeemed ............................
(2,230) (7,033) (50) (227) (560) (568) (1,442) (29,579)
Net Increase (Decrease)
214 316 (2) (192) 101 74 (297) 18,417
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (18,806) $ (35,436) $ (421) $ N/A $ (2,830) $ (2,969) $ (6,305) $ (335,617)
Total Dividends and Distributions
$ (18,806) $ (35,436) $ (421) $ N/A $ (2,830) $ (2,969) $ (6,305) $ (335,617)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
Total Dividends and Distributions
$ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 14,154 $ 13,055
Net realized gain (loss) on investments and futures ................................................................................... 115,214 124,576
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(293,762) 440,376
Net Increase (Decrease) in Net Assets Resulting from Operations (164,394) 578,007
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (120,528) (26,607)
Total Dividends and Distributions (120,528) (26,607)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
14,059 (150,336)
Total Increase (Decrease) in Net Assets (270,863) 401,064
Net Assets
Beginning of period ....................................................................................................................
1,432,810 1,031,746
End of period ..........................................................................................................................
$ 1,161,947 $ 1,432,810
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 17,649 $ 59,295 $ 1,019 N/A $ 15,780 $ 7,796 $ 19,636 $ 117,384
Reinvested ........................... 18,622 24,285 615 N/A 7,997 3,332 10,007 55,483
Redeemed ............................
(26,840) (86,935) (1,355) N/A (27,199) (14,193) (29,671) (158,648)
Net Increase (Decrease)
$ 9,431 $ (3,355) $ 279 N/A $ (3,422) $ (3,065) $ (28) $ 14,219
Shares:
Sold ................................ 663 2,056 37 N/A 536 267 652 4,198
Reinvested ........................... 674 816 21 N/A 264 108 322 1,866
Redeemed ............................
(1,020) (3,043) (48) N/A (938) (465) (992) (5,512)
Net Increase (Decrease)
317 (171) 10 N/A (138) (90) (18) 552
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 28,733 $ 103,841 $ 2,369 $ 543 $ 33,114 $ 13,682 $ 38,280 $ 126,945
Reinvested ........................... 3,649 5,700 128 129 1,483 880 2,161 12,447
Redeemed ............................
(32,958) (155,336) (5,124) (11,939) (41,637) (29,301) (53,060) (195,065)
Net Increase (Decrease)
$ (576) $ (45,795) $ (2,627) $ (11,267) $ (7,040) $ (14,739) $ (12,619) $ (55,673)
Shares:
Sold ................................ 988 3,423 79 19 1,035 430 1,183 4,107
Reinvested ........................... 146 213 5 5 54 32 77 465
Redeemed ............................
(1,160) (5,024) (167) (379) (1,324) (917) (1,658) (6,526)
Net Increase (Decrease)
(26) (1,388) (83) (355) (235) (455) (398) (1,954)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (18,649) $ (24,428) $ (615) $ N/A $ (7,997) $ (3,332) $ (10,007) $ (55,500)
Total Dividends and Distributions
$ (18,649) $ (24,428) $ (615) $ N/A $ (7,997) $ (3,332) $ (10,007) $ (55,500)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (3,651) $ (5,724) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,451)
Total Dividends and Distributions
$ (3,651) $ (5,724) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,451)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 9,247 $ 8,995
Net realized gain (loss) on investments and futures ................................................................................... 127,116 267,259
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(203,769) 250,566
Net Increase (Decrease) in Net Assets Resulting from Operations (67,406) 526,820
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (189,291) (7,762)
Total Dividends and Distributions (189,291) (7,762)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(26,267) 79,885
Total Increase (Decrease) in Net Assets (282,964) 598,943
Net Assets
Beginning of period ....................................................................................................................
1,406,265 807,322
End of period ..........................................................................................................................
$ 1,123,301 $ 1,406,265
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ...................... N/A $ 5,379 $ 52,404 $ 338 N/A $ 1,206 $ 612 $ 2,265 $ 121,963
Reinvested ................. N/A 3,237 27,052 111 N/A 822 461 2,351 154,812
Redeemed ..................
N/A (6,784) (61,541) (251) N/A (1,901) (1,923) (4,848) (322,032)
Net Increase (Decrease)
N/A $ 1,832 $ 17,915 $ 198 N/A $ 127 $ (850) $ (232) $ (45,257)
Shares:
Sold ...................... N/A 444 4,230 29 N/A 102 51 175 9,564
Reinvested ................. N/A 274 2,202 11 N/A 71 39 196 12,603
Redeemed ..................
N/A (578) (4,929) (23) N/A (163) (149) (400) (26,097)
Net Increase (Decrease)
N/A 140 1,503 17 N/A 10 (59) (29) (3,930)
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ...................... $ 475 $ 14,210 $ 85,504 $ 370 $ 369 $ 3,596 $ 1,966 $ 3,904 $ 230,508
Reinvested ................. 28 51 1,182 1 1 11 12 101 6,343
Redeemed ..................
(9,133) (9,986) (62,198) (547) (1,384) (3,336) (1,514) (10,380) (170,269)
Net Increase (Decrease)
$ (8,630) $ 4,275 $ 24,488 $ (176) $ (1,014) $ 271 $ 464 $ (6,375) $ 66,582
Shares:
Sold ...................... 44 1,087 7,175 31 34 288 146 304 17,685
Reinvested ................. 2 5 107 – – 1 1 9 574
Redeemed ..................
(733) (773) (4,780) (47) (117) (270) (115) (823) (13,244)
Net Increase (Decrease)
(687) 319 2,502 (16) (83) 19 32 (510) 5,015
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ N/A $ (3,237) $ (27,354) $ (111) $ N/A $ (825) $ (461) $ (2,351) $ (154,952)
Total Dividends and Distributions
$ N/A $ (3,237) $ (27,354) $ (111) $ N/A $ (825) $ (461) $ (2,351) $ (154,952)
Year Ended October 31, 2021
(a), (b)
From net investment income and net
realized gain on investments ..... $ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
Total Dividends and Distributions
$ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 18,836 $ 16,095
Net realized gain (loss) on investments ................................................................................................ (28,404) (121)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(108,707) 17,190
Net Increase (Decrease) in Net Assets Resulting from Operations (118,275) 33,164
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (18,694) (16,677)
Total Dividends and Distributions (18,694) (16,677)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(61,002) 138,356
Total Increase (Decrease) in Net Assets (197,971) 154,843
Net Assets
Beginning of period ....................................................................................................................
797,801 642,958
End of period ..........................................................................................................................
$ 599,830 $ 797,801
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 82,861 $ 2,574 $ 252,993
Reinvested ................................................................................ 7,998 447 8,690
Redeemed .................................................................................
(141,390) (10,739) (264,436)
Net Increase (Decrease)
$ (50,531) $ (7,718) $ (2,753)
Shares:
Sold ..................................................................................... 11,797 361 35,787
Reinvested ................................................................................ 1,154 65 1,254
Redeemed .................................................................................
(20,403) (1,558) (38,228)
Net Increase (Decrease)
(7,452) (1,132) (1,187)
Year Ended October 31, 2021
Dollars:
Sold ..................................................................................... $ 100,900 $ 7,969 $ 143,269
Reinvested ................................................................................ 7,827 501 6,756
Redeemed .................................................................................
(57,368) (12,427) (59,071)
Net Increase (Decrease)
$ 51,359 $ (3,957) $ 90,954
Shares:
Sold ..................................................................................... 13,154 1,036 18,655
Reinvested ................................................................................ 1,023 65 882
Redeemed .................................................................................
(7,496) (1,620) (7,721)
Net Increase (Decrease)
6,681 (519) 11,816
Dividends and Distributions to Shareholders:
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (8,980) $ (469) $ (9,245)
Total Dividends and Distributions
$ (8,980) $ (469) $ (9,245)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ......................................... $ (8,862) $ (536) $ (7,279)
Total Dividends and Distributions
$ (8,862) $ (536) $ (7,279)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government &
High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050
Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond
Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal
LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060
Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime
Funds”. Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal
LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid
2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal
LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid
Funds”. SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and
SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class
A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total
Return Bond Fund.
Effective February 23, 2021, Class A shares were liquidated for High Income Fund, Inflation Protection Fund, International Fund I, and
SmallCap Value Fund II.
Effective February 25, 2021, Class R-3 and Class R-5 shares discontinued and converted into Class R-6 shares for the following Funds:
Effective March 1, 2021, Class R-2 shares discontinued operations and converted into Class R-3 shares for all Funds.
Effective June 11, 2021, Class R-5 shares were liquidated for Overseas Fund.
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
Effective February 25, 2022, Class A shares were liquidated for Finisterre Emerging Markets Total Return Bond Fund.
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Effective May 6, 2022, Class C shares discontinued and converted into Class A shares for the following Funds:
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price.
When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Principal Global Investors, LLC (the “Manager”) or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense
Diversified International Fund Global Real Estate Securities Fund
Global Emerging Markets Fund Government & High Quality Bond Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October
31, 2022:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Diversified International Fund
Euro 17 .1%
British Pound Sterling 14 .8
Japanese Yen 14 .0
Canadian Dollar 10 .9
Swiss Franc 5 .3
Finisterre Emerging Markets Total Return Bond Fund
Euro 6 .5%
Brazilian Real 5 .6
Global Emerging Markets Fund
Hong Kong Dollar 20 .6%
Indian Rupee 15 .7
South Korean Won 12 .1
New Taiwan Dollar 9 .6
Brazilian Real 8 .4
Global Real Estate Securities Fund
Japanese Yen 10 .4%
Euro 5 .9
International Fund I
Euro 15 .8%
Japanese Yen 12 .3
Canadian Dollar 12 .0
British Pound Sterling 11 .3
Australian Dollar 6 .6
Swiss Franc 6 .6
Chinese Renminbi 5 .1
Overseas Fund
Euro 38 .0%
British Pound Sterling 19 .8
Japanese Yen 11 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of
REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High
Yield Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal
Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2022 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

on certain foreign securities. Any foreign tax refund and any accrued foreign tax liability are shown on the statements of assets and liabilities.
At October 31, 2022, the Funds’ had foreign tax refund receivables and accrued foreign tax liabilities as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Effective April 18, 2022, interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Prior to April 18, 2022, the bank loan rate equaled the higher of (i) the Federal Funds
Rate or (ii) the One Month LIBOR rate plus the applicable margin of 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of October 31, 2022 , MidCap Fund had outstanding borrowings of $12,115,000 from the Facility while Global Emerging
Markets Fund and LargeCap S&P 500 Index Fund had outstanding loans to the Facility of $8,820,000 and $12,115,000, respectively.
During the year ended October 31, 2022, Funds lending to the Facility were as follows (amounts in thousands):
Foreign Tax
Refund Receivable
Accrued Foreign
Tax Liability
Diversified International Fund $ 127 $ 1,608
Global Emerging Markets Fund 71 1,028
International Fund I — 86
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 2,033 1.00%
Core Plus Bond Fund 285 1.66
Diversified Income Fund 872 1.52
Diversified International Fund 1,607 1.30
Equity Income Fund 2,044 0.82
Finisterre Emerging Markets Total Return Bond Fund 339 1.79
Global Emerging Markets Fund 76 2.21
Global Real Estate Securities Fund 169 1.01
Government & High Quality Bond Fund 1,261 0.75
High Income Fund 789 1.60
High Yield Fund 502 1.20
International Fund I 39 1.24
LargeCap Growth Fund I 2,397 1.15
LargeCap S&P 500 Index Fund 2,824 0.80
LargeCap Value Fund III 789 1.63
MidCap Fund 206 0.94
MidCap Growth Fund 44 1.06
MidCap Growth Fund III 459 2.13
MidCap S&P 400 Index Fund 214 1.45
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

During the year ended October 31, 2022, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Prior to April 18, 2022, High Income Fund did not participate in the line of credit as the lender was a single bank affiliated to one of its sub-advisors. Effective April 18, 2022, the line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Effective
April 18, 2022, interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the
Adjusted SOFR plus 1.00%. Prior to April 18, 2022, interest was charged at an annual rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.25%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of October 31, 2022, Tax-Exempt Bond Fund had outstanding borrowings against the line of credit of $1,045,000.
During the year ended October 31, 2022, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
MidCap Value Fund I $ 465 1.21%
Overseas Fund 316 1.40
Principal Capital Appreciation Fund 1,057 1.46
Real Estate Securities Fund 2,019 1.08
Short-Term Income Fund 245 1.59
SmallCap Fund 196 1.01
SmallCap Growth Fund I 876 1.73
SmallCap S&P 600 Index Fund 327 2.15
SmallCap Value Fund II 274 2.39
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 180 1.70%
Finisterre Emerging Markets Total Return Bond Fund 35 2.86
Global Real Estate Securities Fund 8,030 0.86
Government & High Quality Bond Fund 24 2.86
High Yield Fund 147 0.81
Inflation Protection Fund 50 2.86
International Fund I 24 1.63
MidCap Fund 9,181 1.58
MidCap Growth Fund 4 0.70
MidCap Growth Fund III 105 2.86
MidCap S&P 400 Index Fund 74 2.87
Overseas Fund 860 1.28
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified Income Fund $ 12 3. 27%
MidCap Fund 77 1. 39
MidCap Growth Fund III 27 1. 39
Tax-Exempt Bond Fund 338 1.6 4
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of October 31, 2022, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Citigroup Inc
Foreign Currency Contracts $ 1 $ (2) $ (1)
$ 1 $ (2) $ (1) $ — $ (1)
Goldman Sachs & Co
Foreign Currency Contracts 30 (34) (4)
$ 30 $ (34) $ (4) $ — $ (4)
HSBC Securities Inc
Foreign Currency Contracts 44 (30) 1 4
$ 44 $ (30) $ 1 4 $ — $ 1 4
JPMorgan Chase
Foreign Currency Contracts 10 5 (183) (7 8 )
$ 10 5 $ (183) $ (7 8 ) $ 78 $ —
Total OTC $ 18 0 $ (2 49 ) $ (69) $ 9
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 1 (381) (3 80 )
$ 1 $ (381) $ (3 80 ) $ 380 $ —
JPMorgan Chase
Foreign Currency Contracts 44 3 (472) (29)
$ 44 3 $ (472) $ (29) $ 29 $ —
Total OTC $ 44 4 $ (85 3 ) $ (409) $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the month of August 2022,
Finisterre Emerging Markets Total Return Bond Fund engaged in sale transactions pursuant to Rule 17a-7, which amounted to $19,078,000 and resulted in net realized gains/(losses) of $(2,845,000). No other Funds had material cross trades during the year ended October 31, 2022.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
High Yield Fund
RBC Dominon Securities Corp
Foreign Currency Contracts $ — $ (97) $ (97)
$ — $ (97) $ (97) $ — $ (97)
Total OTC $ — $ (97) $ (97) $ (97)
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
Barclays Bank PLC
Foreign Currency Contracts 3 (10) (7)
Purchased Interest Rate Swaptions 947 — 947
Written Interest Rate Swaptions — (2,80 1 ) (2,80 1 )
$ 950 $ (2,811) $ (1,861) $ — $ (1,861)
BNP Paribas
Foreign Currency Contracts 21 — 21
$ 21 $ — $ 21 $ — $ 21
Citigroup Inc
Foreign Currency Contracts 12 (31) (19)
Purchased Options 88 — 88
Written Options — (19) (19)
$ 100 $ (50) $ 5 0 $ (50) $ —
Deutsche Bank AG
Foreign Currency Contracts — (53) (53)
Written Interest Rate Swaptions — (4,32 2 ) (4,32 2 )
$ — $ (4,375) $ (4,375) $ — $ (4,375)
Goldman Sachs & Co
Foreign Currency Contracts — (3) (3)
$ — $ (3) $ (3) $ — $ (3)
JPMorgan Chase
Foreign Currency Contracts — (36) (36)
Purchased Interest Rate Swaptions 1,984 — 1,984
Written Interest Rate Swaptions — (981) (981)
$ 1,984 $ (1,017) $ 967 $ (967) $ —
Morgan Stanley & Co
Foreign Currency Contracts — (27) (27)
Purchased Options 1 — 1
Written Options — — —
$ 1 $ (27) $ (2 6 ) $ — $ (2 6 )
Total OTC $ 3,05 8 $ (8,28 3 ) $ (5,225) $ (6,242)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2022, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2022, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters)
include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the
“floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes.
As of  year end , the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of October 31, 2022 were $25,660,000 and $16,908,000 for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The average outstanding balances for the liability during the year ending October 31, 2022 were $28,456,000 and $21,957,000 at weighted average annual interest rates of 1.34% and 1.31% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Diversified Income Fund $ 2,477 $ 210 $ 2,687
Finisterre Emerging Markets Total Return Bond Fund 6,876 2,354 9,230
Government & High Quality Bond Fund 1,060 — 1,060
High Income Fund 7,613 — 7,613
Inflation Protection Fund 3,669 — 3,669
LargeCap Growth Fund I 4,380 — 4,380
LargeCap S&P 500 Index Fund 3,280 — 3,280
LargeCap Value Fund III 910 — 910
MidCap Growth Fund III 648 — 648
MidCap S&P 400 Index Fund 2,039 — 2,039
MidCap Value Fund I 1,539 — 1,539
Overseas Fund 364 — 364
SmallCap Growth Fund I 457 — 457
SmallCap S&P 600 Index Fund 1,738 — 1,738
SmallCap Value Fund II 435 — 435
ISDA (OTC
Derivatives)
High Yield Fund $ 260
Inflation Protection Fund 1,082
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Diversified Income Fund, Finisterre Emerging
Markets Total Return Bond Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Short-Term Income Fund. The
notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-
linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end , the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of October 31, 2022, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further,
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate (or such successor if no longer available).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2022, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities.
Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Inflation Protection Fund entered into short sales transactions during the year ended October 31, 2022 .
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 613 $ (19)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2022 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can
be found at www.principalam.com.
As of October 31, 2022, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 69.56 % LargeCap Value Fund III 73.19%
Diversified International Fund 75.34 MidCap Fund 4.36
Equity Income Fund 32.09 MidCap Growth Fund III 57.85
Finisterre Emerging Markets Total Return Bond Fund 45.58 MidCap S&P 400 Index Fund 45.82
Global Real Estate Securities Fund 2.70 MidCap Value Fund I 27.95
Government & High Quality Bond Fund 48.13 Overseas Fund 68.13
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Government Money Market Fund 99.58 % Principal Capital Appreciation Fund 37.66%
High Income Fund 31.19 Real Estate Securities Fund 7.62
High Yield Fund 11.60 Short-Term Income Fund 36.63
Inflation Protection Fund 43.38 SmallCap Growth Fund I 13.60
LargeCap Growth Fund I 18.31 SmallCap S&P 600 Index Fund 32.45
LargeCap S&P 500 Index Fund
48.45
SmallCap Value Fund II 28.98
Asset Derivatives October 31, 2022 Liability Derivatives October 31, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 338
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 271
*
Payables, Total distributable earnings (accumulated loss)
$ 1,556
*
Total
$ 609
*
$ 1,556
*
Diversified Income Fund
Foreign Exchange Contracts Receivables
$ 180
Payables
$ 249
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 314
*
Payables, Total distributable earnings (accumulated loss)
$ 96
*
Total
$ 494
*
$ 345
*
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 305
*
Foreign Exchange Contracts Receivables
$ 444
Payables
$ 853
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 88
*
Payables, Total distributable earnings (accumulated loss)
$ 362
*
Total
$ 532
*
$ 1,520
*
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,174
*
Payables, Total distributable earnings (accumulated loss)
$ 7,133
*
High Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,340
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Yield Fund
Foreign Exchange Contracts Receivables
$ —
Payables
$ 97
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Asset Derivatives October 31, 2022 Liability Derivatives October 31, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Inflation Protection Fund
Foreign Exchange Contracts Investment in securities -at value, Receivables
$ 127
Payables
$ 179
Interest Rate Contracts Investment in securities -at value, Receivables, Total distributable earnings (accumulated loss)
$ 5,689
*
Payables, Total distributable earnings (accumulated loss)
$ 11,121
*
Total
$ 5,816
*
$ 11,300
*
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 4,507
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,647
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 286
*
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 426
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,613
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,733
*
Payables, Total distributable earnings (accumulated loss)
$ —
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 195
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 639
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,654
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 538
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/(depreciation) of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit Contracts
Swap agreements
$ 405 $ 330
Interest Rate Contracts
Futures contracts
$ (3,368) $ (1,658)
Total $ (2,963) $ (1,328)
Diversified Income Fund
Foreign Exchange Contracts
Foreign currency contracts
$ 2,475 $ (96)
Interest Rate Contracts
Futures contracts
$ 1,116 $ (91)
Swap agreements
$ 81 $ (66)
Total $ 3,672 $ (253)
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements
$ 1,747 $ (305)
Foreign Exchange Contracts
Foreign currency contracts
$ 12,021 $ 2,466
Interest Rate Contracts
Futures contracts
$ 4,366 $ (767)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Finisterre Emerging Markets Total Return Bond Fund (continued)
Interest Rate Contracts (continued)
Swap agreements
$ 13,818 $ (4,893)
Total $ 31,952 $ (3,499)
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts
$ (10,637) $ (2,931)
High Income Fund
Credit Contracts
Swap agreements
$ (3,871) $ 1,685
High Yield Fund
Credit Contracts
Swap agreements
$ (376) $ —
Foreign Exchange Contracts
Foreign currency contracts
$ 844 $ (22)
Total $ 468 $ (22)
Inflation Protection Fund
Foreign Exchange Contracts
Investment transactions/Investments*
$ (15) $ —
Foreign currency contracts
$ 2,202 $ 493
Options and swaptions
$ 33 $ —
Interest Rate Contracts
Investment transactions/Investments*
$ 3,409 $ 396
Futures contracts
$ 10,979 $ (346)
Options and swaptions
$ (5,304) $ (1,106)
Swap agreements
$ 414 $ (494)
Total $ 11,718 $ (1,057)
LargeCap Growth Fund I
Equity Contracts
Futures contracts
$ (2,807) $ 3,293
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts
$ (17,349) $ (5,362)
LargeCap Value Fund III
Equity Contracts
Futures contracts
$ (5,839) $ (912)
MidCap Growth Fund III
Equity Contracts
Futures contracts
$ (1,335) $ 405
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts
$ (4,118) $ 2,395
MidCap Value Fund I
Equity Contracts
Futures contracts
$ (5,076) $ 1,719
Overseas Fund
Equity Contracts
Futures contracts
$ (726) $ 76
Foreign Exchange Contracts
Foreign currency contracts
$ 1 $ —
Total $ (725) $ 76
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
October 31, 2022 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Short-Term Income Fund
Interest Rate Contracts
Futures contracts
$ 34 $ (922)
SmallCap Growth Fund I
Equity Contracts
Futures contracts
$ (3,454) $ 321
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts
$ (2,675) $ 1,543
SmallCap Value Fund II
Equity Contracts
Futures contracts
$ (966) $ 451
*Investment transactions includes purchased options and/or purchased swaptions .
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 50,637
Interest Rate Contracts Futures - Long 25,372
Futures - Short 10,870
Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 13,636
Foreign Currency Contracts - Contracts to Deliver 34,791
Interest Rate Contracts Futures - Long 65,658
Futures - Short 19,168
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 84,300
Credit Default Swaps - Sell Protection 72,000
Exchange Cleared Credit Default Swaps - Buy Protection 25,484
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 117,322
Foreign Currency Contracts - Contracts to Deliver 183,242
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 168,392
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 392,724
Futures - Long 41,729
Futures - Short 94,074
Interest Rate Swaps - Receive Floating Rate 70,541
Total Return Swaps - Receive Positive Return 4,301
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 101,705
Futures - Short 76,647
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 59,096
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 24,750
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 1,768
Foreign Currency Contracts - Contracts to Deliver 9,076
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 17,156
Foreign Currency Contracts - Contracts to Deliver 28,888
Purchased Options 20,105
Written Options 13,881
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 163,612
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 263,550
Futures - Long 131,389
Futures - Short 126,278
Purchased Interest Rate Swaptions 93,997
Purchased Options 344
Written Interest Rate Swaptions 337,184
Written Options 831
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Contract Type Derivative Type Average Notional
LargeCap Growth Fund I
Equity Contracts Futures - Long $ 102,369
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 107,494
LargeCap Value Fund III
Equity Contracts Futures - Long 26,461
MidCap Growth Fund III
Equity Contracts Futures - Long 9,210
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 34,487
MidCap Value Fund I
Equity Contracts Futures - Long 29,481
Overseas Fund
Equity Contracts Futures - Long 13,946
Short-Term Income Fund
Interest Rate Contracts Futures - Short 47,920
SmallCap Growth Fund I
Equity Contracts Futures - Long 7,932
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 27,168
SmallCap Value Fund II
Equity Contracts Futures - Long 5,078
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2022 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 1,264 $ — $ — $ 1,264
Municipal Bonds* — 570,232 — 570,232
Total investments in securities $ 1,264 $ 570,232 $ — $ 571,496
Core Fixed Income Fund
Bonds* — 5,012,460 — 5,012,460
Common Stocks
Energy 26,052 — — 26,052
Industrial — — 20,201 20,201
Investment Companies 240,685 — — 240,685
Senior Floating Rate Interests* — 43,632 — 43,632
U.S. Government & Government Agency Obligations* — 3,892,084 — 3,892,084
Total investments in securities $ 266,737 $ 8,948,176 $ 20,201 $ 9,235,114
Core Plus Bond Fund
Bonds* — 301,617 9 301,626
Common Stocks
Consumer, Cyclical — 78 — 78
Energy — 66 10 76
Financial — — — —
Investment Companies 31,855 — — 31,855
Preferred Stocks
Government — 3,500 — 3,500
Senior Floating Rate Interests* — 5,522 — 5,522
U.S. Government & Government Agency Obligations* — 308,688 — 308,688
Total investments in securities $ 31,855 $ 619,471 $ 19 $ 651,345
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 338 — 338
Interest Rate Contracts
Futures** 271 — — 271
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Interest Rate Contracts
Futures** $ (1,556) $ — $ — $ (1,556)
Diversified Income Fund
Bonds* — 2,242,831 97,585 2,340,416
Common Stocks
Basic Materials — — 41,323 41,323
Consumer, Cyclical — 27,552 4 27,556
Consumer, Non-cyclical — 414 — 414
Energy 5 — — 5
Industrial — — 8,091 8,091
Technology 413 — — 413
Convertible Bonds* — 348 — 348
Investment Companies 220,136 — — 220,136
Preferred Stocks
Communications 64 — — 64
Consumer, Non-cyclical — 955 — 955
Energy 888 — — 888
Financial 22,409 3,275 — 25,684
Government — 700 — 700
Utilities 9,706 — — 9,706
Senior Floating Rate Interests* — 491,985 6,885 498,870
U.S. Government & Government Agency Obligations* — 54,711 — 54,711
Total investments in securities $ 253,621 $ 2,822,771 $ 153,888 $ 3,230,280
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 180 — 180
Interest Rate Contracts
Futures** 314 — — 314
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (24 9 ) — (24 9 )
Interest Rate Contracts
Futures** (96) — — (96)
Diversified International Fund
Common Stocks
Basic Materials 79,348 123,981 — 203,329
Communications 22,038 39,564 — 61,602
Consumer, Cyclical 202,155 389,288 — 591,443
Consumer, Non-cyclical 59,504 814,120 — 873,624
Energy 115,168 167,154 — 282,322
Financial 258,267 684,567 — 942,834
Industrial 104,212 349,352 — 453,564
Technology 15,044 413,723 — 428,767
Utilities — 58,061 — 58,061
Investment Companies 91,599 — — 91,599
Total investments in securities $ 947,335 $ 3,039,810 $ — $ 3,987,145
Equity Income Fund
Common Stocks* 9,109,440 — — 9,109,440
Investment Companies 174,286 — — 174,286
Total investments in securities $ 9,283,726 $ — $ — $ 9,283,726
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 321,115 — 321,115
Convertible Bonds* — 3,74 5 — 3,74 5
Investment Companies 32,519 — — 32,519
Total investments in securities $ 32,519 $ 324,860 $ — $ 357,37 9
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Emerging Markets Total Return Bond Fund (continued)
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 44 4 $ — $ 44 4
Interest Rate Contracts
Futures** 88 — — 88
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (305) — (305)
Foreign Exchange Contracts
Foreign Currency Contracts — (85 3 ) — (85 3 )
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (53) — (53)
Futures** (309) — — (309)
Global Emerging Markets Fund
Common Stocks
Basic Materials 3,488 7,164 — 10,652
Communications 4,144 19,298 — 23,442
Consumer, Cyclical 6,499 20,770 — 27,269
Consumer, Non-cyclical 4,422 16,762 — 21,184
Energy 3,508 12,112 — 15,620
Financial 6,451 32,403 — 38,854
Industrial 1,585 13,927 — 15,512
Technology 3,799 30,561 — 34,360
Utilities — 1,497 — 1,497
Investment Companies 1,072 — — 1,072
Preferred Stocks
Financial — 35 — 35
Total investments in securities $ 34,968 $ 154,529 $ — $ 189,497
Global Real Estate Securities Fund
Common Stocks
Communications — 10,502 — 10,502
Consumer, Cyclical 16,599 — — 16,599
Financial 1,463,995 696,741 — 2,160,736
Industrial — 9,954 — 9,954
Investment Companies 24,826 — — 24,826
Total investments in securities $ 1,505,420 $ 717,197 $ — $ 2,222,617
Government & High Quality Bond Fund
Bonds* — 88,166 — 88,166
Investment Companies 9,538 — — 9,538
U.S. Government & Government Agency Obligations* — 727,912 — 727,912
Total investments in securities $ 9,538 $ 816,078 $ — $ 825,616
Derivative Assets
Interest Rate Contracts
Futures** 3,174 — — 3,174
Derivative Liabilities
Interest Rate Contracts
Futures** (7,133) — — (7,133)
Government Money Market Fund
Bonds* — 942,005 — 942,005
Investment Companies 205,000 — — 205,000
Repurchase Agreements* — 1,740,000 — 1,740,000
U.S. Government & Government Agency Obligations* — 99,694 — 99,694
Total investments in securities $ 205,000 $ 2,781,699 $ — $ 2,986,699
High Income Fund
Bonds* — 2,674,095 17,041 2,691,136
Common Stocks
Basic Materials — — 1,485 1,485
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund (continued)
Common Stocks (continued)
Communications $ — $ — $ — $ —
Consumer, Cyclical — 8,671 — 8,671
Energy — — — —
Industrial — — 7,455 7,455
Technology 339 — — 339
Utilities — — — —
Investment Companies 73,963 — — 73,963
Preferred Stocks — — — —
Senior Floating Rate Interests* — 262,833 5,483 268,316
U.S. Government & Government Agency Obligations* — 19,352 — 19,352
Total investments in securities $ 74,302 $ 2,964,951 $ 31,464 $ 3,070,717
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 1,340 — 1,340
High Yield Fund
Bonds* — 1,906,926 95 1,907,021
Common Stocks
Consumer, Cyclical — 1,345 — 1,345
Energy — 1,213 387 1,600
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 43,890 — — 43,890
Senior Floating Rate Interests* — 143,746 — 143,746
U.S. Government & Government Agency Obligations* — 44,742 — 44,742
Total investments in securities $ 43,890 $ 2,097,972 $ 482 $ 2,142,344
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (97) — (97)
Inflation Protection Fund
Bonds* — 24,850 — 24,850
Investment Companies 25,296 — — 25,296
U.S. Government & Government Agency Obligations* — 1,621,775 — 1,621,775
Purchased Options — 89 — 89
Purchased Interest Rate Swaptions — 2,931 — 2,931
Total investments in securities $ 25,296 $ 1,649,645 $ — $ 1,674,941
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 38 — 38
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,358 — 2,358
Futures** 400 — — 400
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (160) — (160)
Written Options — (19) — (19)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,988) — (1,988)
Futures** (1,029) — — (1,029)
Interest Rate Swaptions — (8,104) — (8,104)
International Fund I
Common Stocks
Basic Materials 2,825 12,993 — 15,818
Communications 2,350 7,035 — 9,385
Consumer, Cyclical 6,465 22,448 — 28,913
Consumer, Non-cyclical 5,464 52,598 — 58,062
Energy 1,174 18,038 — 19,212
Financial 22,235 63,084 — 85,319
Industrial 2,276 16,187 — 18,463
Technology 3,017 25,888 — 28,905
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Fund I (continued)
Common Stocks (continued)
Utilities $ — $ 6,375 $ — $ 6,375
Investment Companies 704 — — 704
Preferred Stocks 3,231 — — 3,231
Total investments in securities $ 49,741 $ 224,646 $ — $ 274,387
LargeCap Growth Fund I
Common Stocks
Basic Materials 50,502 — — 50,502
Communications 1,605,768 — — 1,605,768
Consumer, Cyclical 820,259 — — 820,259
Consumer, Non-cyclical 2,475,909 — — 2,475,909
Energy 26,738 — — 26,738
Financial 561,093 — — 561,093
Industrial 507,205 — — 507,205
Technology 3,288,550 — 2,835 3,291,385
Utilities 666 — — 666
Convertible Preferred Stocks
Basic Materials — — 3,230 3,230
Consumer, Cyclical — — 4,473 4,473
Technology — — 12,693 12,693
Investment Companies 219,943 — — 219,943
Total investments in securities $ 9,556,633 $ — $ 23,231 $ 9,579,864
Derivative Assets
Equity Contracts
Futures** 4,507 — — 4,507
LargeCap S&P 500 Index Fund
Common Stocks* 5,460,976 — — 5,460,976
Investment Companies 70,002 — — 70,002
Total investments in securities $ 5,530,978 $ — $ — $ 5,530,978
Derivative Assets
Equity Contracts
Futures** 1,647 — — 1,647
LargeCap Value Fund III
Common Stocks* 2,629,953 — — 2,629,953
Investment Companies 112,044 — — 112,044
Total investments in securities $ 2,741,997 $ — $ — $ 2,741,997
Derivative Liabilities
Equity Contracts
Futures** (286) — — (286)
MidCap Fund
Common Stocks* 18,502,578 — — 18,502,578
Investment Companies 161 — — 161
Total investments in securities $ 18,502,739 $ — $ — $ 18,502,739
MidCap Growth Fund
Common Stocks* 225,297 — — 225,297
Investment Companies 13,169 — — 13,169
Total investments in securities $ 238,466 $ — $ — $ 238,466
MidCap Growth Fund III
Common Stocks* 1,124,941 — — 1,124,941
Investment Companies 42,966 — — 42,966
Total investments in securities $ 1,167,907 $ — $ — $ 1,167,907
Derivative Assets
Equity Contracts
Futures** 426 — — 426
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap S&P 400 Index Fund
Common Stocks* $ 1,197,475 $ — $ — $ 1,197,475
Investment Companies 45,709 — — 45,709
Total investments in securities $ 1,243,184 $ — $ — $ 1,243,184
Derivative Assets
Equity Contracts
Futures** 2,613 — — 2,613
MidCap Value Fund I
Common Stocks* 3,512,182 — — 3,512,182
Investment Companies 139,552 — — 139,552
Total investments in securities $ 3,651,734 $ — $ — $ 3,651,734
Derivative Assets
Equity Contracts
Futures** 1,733 — — 1,733
Money Market Fund
Bonds* — 17,000 — 17,000
Commercial Paper* — 871,148 — 871,148
Investment Companies 38,400 — — 38,400
Municipal Bonds* — 13,615 — 13,615
Repurchase Agreements* — 38,000 — 38,000
Total investments in securities $ 38,400 $ 939,763 $ — $ 978,163
Overseas Fund
Common Stocks
Basic Materials — 88,327 — 88,327
Communications 54 43,371 — 43,425
Consumer, Cyclical 23,404 165,202 — 188,606
Consumer, Non-cyclical 12,381 369,190 — 381,571
Diversified — 235 — 235
Energy 44,813 50,352 — 95,165
Financial 23,195 379,435 — 402,630
Industrial 15,023 274,986 — 290,009
Technology 142 73,373 — 73,515
Utilities — 80,850 — 80,850
Investment Companies 40,642 — — 40,642
Preferred Stocks
Consumer, Cyclical — 814 — 814
Consumer, Non-cyclical — 18,636 — 18,636
Total investments in securities $ 159,654 $ 1,544,771 $ — $ 1,704,425
Derivative Assets
Equity Contracts
Futures** 195 — — 195
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 97,730 — — 97,730
Communications 316,413 — — 316,413
Consumer, Cyclical 324,905 — — 324,905
Consumer, Non-cyclical 566,489 — — 566,489
Energy 204,935 — — 204,935
Financial 592,635 — — 592,635
Industrial 226,410 21,117 — 247,527
Technology 582,031 — — 582,031
Utilities 120,476 — — 120,476
Investment Companies 95,125 — — 95,125
Total investments in securities $ 3,127,149 $ 21,117 $ — $ 3,148,266
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2010 Fund
Investment Companies $ 521,827 $ — $ — $ 521,827
Total investments in securities $ 521,827 $ — $ — $ 521,827
Principal LifeTime 2015 Fund
Investment Companies 271,096 — — 271,096
Total investments in securities $ 271,096 $ — $ — $ 271,096
Principal LifeTime 2020 Fund
Investment Companies 2,633,245 — — 2,633,245
Total investments in securities $ 2,633,245 $ — $ — $ 2,633,245
Principal LifeTime 2025 Fund
Investment Companies 1,516,281 — — 1,516,281
Total investments in securities $ 1,516,281 $ — $ — $ 1,516,281
Principal LifeTime 2030 Fund
Investment Companies 4,986,745 — — 4,986,745
Total investments in securities $ 4,986,745 $ — $ — $ 4,986,745
Principal LifeTime 2035 Fund
Investment Companies 1,514,220 — — 1,514,220
Total investments in securities $ 1,514,220 $ — $ — $ 1,514,220
Principal LifeTime 2040 Fund
Investment Companies 3,807,559 — — 3,807,559
Total investments in securities $ 3,807,559 $ — $ — $ 3,807,559
Principal LifeTime 2045 Fund
Investment Companies 1,172,563 — — 1,172,563
Total investments in securities $ 1,172,563 $ — $ — $ 1,172,563
Principal LifeTime 2050 Fund
Investment Companies 2,489,925 — — 2,489,925
Total investments in securities $ 2,489,925 $ — $ — $ 2,489,925
Principal LifeTime 2055 Fund
Investment Companies 708,387 — — 708,387
Total investments in securities $ 708,387 $ — $ — $ 708,387
Principal LifeTime 2060 Fund
Investment Companies 665,623 — — 665,623
Total investments in securities $ 665,623 $ — $ — $ 665,623
Principal LifeTime 2065 Fund
Investment Companies 94,850 — — 94,850
Total investments in securities $ 94,850 $ — $ — $ 94,850
Principal LifeTime Hybrid 2015 Fund
Investment Companies 161,301 — — 161,301
Total investments in securities $ 161,301 $ — $ — $ 161,301
Principal LifeTime Hybrid 2020 Fund
Investment Companies 435,050 — — 435,050
Total investments in securities $ 435,050 $ — $ — $ 435,050
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2025 Fund
Investment Companies $ 515,395 $ — $ — $ 515,395
Total investments in securities $ 515,395 $ — $ — $ 515,395
Principal LifeTime Hybrid 2030 Fund
Investment Companies 517,920 — — 517,920
Total investments in securities $ 517,920 $ — $ — $ 517,920
Principal LifeTime Hybrid 2035 Fund
Investment Companies 396,912 — — 396,912
Total investments in securities $ 396,912 $ — $ — $ 396,912
Principal LifeTime Hybrid 2040 Fund
Investment Companies 384,527 — — 384,527
Total investments in securities $ 384,527 $ — $ — $ 384,527
Principal LifeTime Hybrid 2045 Fund
Investment Companies 255,567 — — 255,567
Total investments in securities $ 255,567 $ — $ — $ 255,567
Principal LifeTime Hybrid 2050 Fund
Investment Companies 218,353 — — 218,353
Total investments in securities $ 218,353 $ — $ — $ 218,353
Principal LifeTime Hybrid 2055 Fund
Investment Companies 111,837 — — 111,837
Total investments in securities $ 111,837 $ — $ — $ 111,837
Principal LifeTime Hybrid 2060 Fund
Investment Companies 50,457 — — 50,457
Total investments in securities $ 50,457 $ — $ — $ 50,457
Principal LifeTime Hybrid 2065 Fund
Investment Companies 13,067 — — 13,067
Total investments in securities $ 13,067 $ — $ — $ 13,067
Principal LifeTime Hybrid Income Fund
Investment Companies 87,422 — — 87,422
Total investments in securities $ 87,422 $ — $ — $ 87,422
Principal LifeTime Strategic Income Fund
Investment Companies 334,704 — — 334,704
Total investments in securities $ 334,704 $ — $ — $ 334,704
Real Estate Securities Fund
Common Stocks* 5,597,904 — — 5,597,904
Investment Companies 141,406 — — 141,406
Total investments in securities $ 5,739,310 $ — $ — $ 5,739,310
SAM Balanced Portfolio
Investment Companies 4,010,579 — — 4,010,579
Total investments in securities $ 4,010,579 $ — $ — $ 4,010,579
SAM Conservative Balanced Portfolio
Investment Companies 1,615,630 — — 1,615,630
Total investments in securities $ 1,615,630 $ — $ — $ 1,615,630
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies $ 2,706,436 $ — $ — $ 2,706,436
Total investments in securities $ 2,706,436 $ — $ — $ 2,706,436
SAM Flexible Income Portfolio
Investment Companies 2,445,776 — — 2,445,776
Total investments in securities $ 2,445,776 $ — $ — $ 2,445,776
SAM Strategic Growth Portfolio
Investment Companies 1,779,341 — — 1,779,341
Total investments in securities $ 1,779,341 $ — $ — $ 1,779,341
Short-Term Income Fund
Bonds* — 2,772,726 — 2,772,726
Investment Companies 56,752 — — 56,752
U.S. Government & Government Agency Obligations* — 346,758 — 346,758
Total investments in securities $ 56,752 $ 3,119,484 $ — $ 3,176,236
SmallCap Fund
Common Stocks* 1,193,208 — — 1,193,208
Investment Companies 27,175 — — 27,175
Total investments in securities $ 1,220,383 $ — $ — $ 1,220,383
SmallCap Growth Fund I
Common Stocks
Basic Materials 49,960 — — 49,960
Communications 64,123 — — 64,123
Consumer, Cyclical 292,377 — — 292,377
Consumer, Non-cyclical 717,006 — — 717,006
Diversified 4 — — 4
Energy 142,788 — — 142,788
Financial 180,719 — — 180,719
Industrial 309,755 — — 309,755
Technology 334,167 — — 334,167
Utilities 6,549 — — 6,549
Investment Companies 171,257 — — 171,257
Total investments in securities $ 2,268,705 $ — $ — $ 2,268,705
Derivative Assets
Equity Contracts
Futures** 639 — — 639
SmallCap S&P 600 Index Fund
Common Stocks* 1,132,015 — — 1,132,015
Investment Companies 31,941 — — 31,941
Total investments in securities $ 1,163,956 $ — $ — $ 1,163,956
Derivative Assets
Equity Contracts
Futures** 1,654 — — 1,654
SmallCap Value Fund II
Common Stocks
Basic Materials 53,682 — — 53,682
Communications 9,202 — — 9,202
Consumer, Cyclical 169,185 — — 169,185
Consumer, Non-cyclical 102,126 — 8 102,134
Diversified 31 — — 31
Energy 89,666 — — 89,666
Financial 316,389 — — 316,389
Government 41 — — 41
Industrial 199,500 — — 199,500
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the year, the valuation technique for Stripe Inc changed from precedent transaction analysis to enterprise valuation based on the average of 16.4x and 21.7x.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II (continued)
Common Stocks (continued)
Technology $ 90,100 $ — $ — $ 90,100
Utilities 38,258 — — 38,258
Investment Companies 65,449 — — 65,449
Total investments in securities $ 1,133,629 $ — $ 8 $ 1,133,637
Derivative Assets
Equity Contracts
Futures** 538 — — 538
Tax-Exempt Bond Fund
Investment Companies 447 — — 447
Municipal Bonds* — 608,449 — 608,449
Total investments in securities $ 447 $ 608,449 $ — $ 608,896
Fund Asset Type
Fair Value as of
October 31, 2022 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
Valuation if Input
had Increased
Diversified Income Fund
Bonds $ 97,409 Yield Analysis Yield to Maturity 11.3% – 14.4% (12.9)% Increase
176 Liquidation Analysis Discount Rate 16.6% Decrease
Common Stocks 41,327 Enterprise Valuation Model EBITDA Multiples 2.8 – 5.8x (3.8x) Increase
Discounted Cash Flow Discount Rate 13.5% – 20.8% (14.8)% Decrease
8,091 Market Quotations Broker Quote $ 0.05 – 67.00 ($66.92) Increase
Senior Floating Rate Interests 6,885 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 153,888
High Income Fund
Bonds $ 16,985 Yield Analysis Yield to Maturity 11.3% – 14.4% (13.2)% Increase
56 Liquidation Analysis Discount Rate 16.6% Decrease
Common Stocks 1,485 Enterprise Valuation Model EBITDA Multiples 2.8x Increase
Discounted Cash Flow Discount Rate 20.8% Decrease
7,455 Market Quotations Broker Quote $ 0.10 – 67.00 ($66.95) Increase
Senior Floating Rate Interests 5,483 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 31,464
LargeCap Growth Fund I
Common Stocks $ 2,835 Precedent Transaction Analysis Direct Offering Price $ 19.20 Increase
Enterprise Valuation Model
Enterprise Value to Gross
Profit Multiple**
19.1x
Increase
Convertible Preferred Stocks 20,396 Precedent Transaction Analysis Direct Offering Price $ 20.85 – 91.72 ($51.01) Increase
Enterprise Valuation Model
Enterprise Value to Sales
Multiple
4.1 – 6.2x (4.9x)
Increase
Enterprise Valuation Model
Enterprise Value to Gross
Merchandise Volume
Multiple
0.6x
Increase
Enterprise Valuation Model EBITDA Multiple 4.3x Increase
Total
$ 23,231
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
LifeTime Funds and Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Fair Value
October
31, 2021
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Fair Value
October 31,
2022
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held at
October 31, 2022
Diversified Income Fund
Bonds $ 98,165 $ — $ (580) $ — $ — $ — $ — $ 97,585 $ (385)
Common Stock 70,453 — 5,552 — — — (26,587) 49,418 5,552
Senior Floating Rate Interests 6,539 — — 808 (462) — — 6,885 —
Total
$ 175,157 $ — $ 4,972 $808 $ (462) $ — $ (26,587) $ 153,888 $ 5,167
High Income Fund
Bonds $ 17,124 $ — $ (83) $ — $ — $ — $ — $ 17,041 $ (83)
Common Stock 13,129 — 2,816 — — — (7,005) 8,940 2,816
Senior Floating Rate Interests 5,208 — — 643 (368) — — 5,483 —
Total
$ 35,461 $ — $ 2,733 $643 $ (368) $ — $ (7,005) $ 31,464 $ 2,733
LargeCap Growth Fund I
Common Stock $ 5,886 $ — $ (3,051) $ — $ — $ — $ — $ 2,835 $ (3,051)
Convertible Preferred Stock 266,693 — (189,829) — (56,468) — — 20,396 (2,380)
Total
$ 272,579 $ — $ (192,880) $ — $ (56,468) $ — $ — $ 23,231 $ (5,431)
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
California Municipal Fund (Effective January 1, 2022) .40% .38% .36% .35%
California Municipal Fund (Prior to January 1, 2022) .45 .45 .40 .40
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III (Effective January 1, 2022) .87 .85 .83 .82
MidCap Growth Fund III (Prior to January 1, 2022) .90 .86 .84 .82
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund (Effective January 1, 2022) .40 .38 .36 .35
Tax-Exempt Bond Fund (Prior to January 1, 2022) .45 .43 .41 .40
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Diversified Income Fund (Effective January 1, 2022)
.73 .71 .69 .68 .67 .66
Diversified Income Fund (Prior to January 1, 2022)
.80 .78 .76 .75 .73 .70
Global Emerging Markets Fund
1.05 1.03 1.01 1.00 .99 .98
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Fund I (Effective July 1, 2022)
.65 .63 .61 .60 .59 .58
International Fund I (Prior to July 1, 2022)
.75 .73 .71 .70 .69 .68
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.97 .95 .93 .92 .91 .90
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund (Effective January 1, 2022)
.39% .38% .37% .36% .34%
Net Assets of Fund
First $1
billion
Next $4
billion
Next $2
billion
Over $7
billion
Core Fixed Income Fund (Prior to January 1, 2022)
.43% .41% .40% .38%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.80% .78% .76% .75% .73% .70% .69%
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Over $10
billion
Equity Income Fund (Effective January 1, 2022)
.60% .55% .50% .49% .48%
Equity Income Fund (Prior to January 1, 2022)
.60 .55 .50 .49 .49
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund (Effective
January 1, 2022)
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
MidCap Fund (Prior to
January 1, 2022)
.65 .63 .61 .60 .59 .58 .57 .56 .55 .55 .55
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%,
.25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year  are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2022)
.15% .14% .13%
LargeCap S&P 500 Index Fund (Prior to January 1, 2022)
.15 .15 .15
Net Assets of Fund
First $1
billion
Next $4
billion
Over $5
billion
Short-Term Income Fund (Effective January 1, 2022)
.40% .38% .35%
Short-Term Income Fund (Prior to January 1, 2022)
.42 .40 .35
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
Period from November 1, 2021 through October 31, 2022
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .46%* February 28, 2023
Core Fixed Income Fund N/A N/A N/A .46** February 28, 2023
Core Plus Bond Fund .84% N/A N/A .56 February 28, 2023
Diversified Income Fund N/A N/A N/A .68 February 28, 2023
Diversified International Fund N/A 1.98%*^ N/A .85 February 28, 2023
Equity Income Fund N/A N/A N/A .52 February 28, 2023
Finisterre Emerging Markets Total Return Bond Fund N/A N/A N/A .85 February 28, 2023
Global Emerging Markets Fund 1.55 2.35*** 1.37% 1.20 February 28, 2023
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2023
Government & High Quality Bond Fund N/A 1.63*^ N/A .53 February 28, 2023
Government Money Market Fund N/A N/A N/A .15 February 28, 2023
High Yield Fund N/A N/A N/A .61 February 28, 2023
Inflation Protection Fund N/A N/A .85^ N/A February 28, 2023
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

* Prior to January 1, 2022, the contractual expense limit was .51%.
** Prior to January 1, 2022, there was no contractual limit.
*** Prior to March 1, 2022, the contractual expense limit was 2.51%. Also Class C shares discontinued operations and converted to Class A Shares on May 6, 2022.
^ Prior to March 1, 2022, the contractual expense limit was 1.15%.
~ Prior to July 1, 2022, the contractual expense limit was .90%.
^^ Prior to March 1, 2022, there was no contractual limit.
^^^ Prior to January 1, 2022, the contractual expense limit was .72%.
# Contractual expense limit expired February 28, 2022.
## Prior to January 1, 2022, the contractual expense limit was .91%.
### Prior to January 1, 2022, the contractual expense limit was .52%.
*^ Class C shares discontinued operations and converted to Class A shares on May 6, 2022.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2021 through October 31, 2022
Class A Class C Class J Institutional Expiration
International Fund I N/A N/A N/A .79~ February 29, 2024
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2023
MidCap Fund
N/A N/A
N/A
.70
February 28, 2022
MidCap Growth Fund
N/A N/A
N/A
.75
February 28, 2023
MidCap Value Fund I
1.15^^ N/A
N/A
.69^^^
February 28, 2023
Money Market Fund
.50 N/A
N/A
N/A
February 28, 2023
Principal LifeTime 2010 Fund
.38 N/A
N/A
N/A
February 28, 2023
Principal LifeTime 2020 Fund
.38 N/A
N/A
N/A
February 28, 2022
Principal LifeTime 2030 Fund
.38
N/A N/A
N/A
February 28, 2023
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 28, 2023
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 28, 2023
Principal LifeTime 2060 Fund N/A N/A .38
N/A
February 28, 2023
Principal LifeTime 2065 Fund N/A N/A N/A
.08
February 28, 2023
Principal LifeTime Hybrid 2015 Fund
N/A
N/A
.30 .05
February 28, 2023
Principal LifeTime Hybrid 2020 Fund
N/A
N/A
N/A .05
February 28, 2023
Principal LifeTime Hybrid 2025 Fund N/A N/A N/A .05 February 28, 2023
Principal LifeTime Hybrid 2030 Fund N/A N/A N/A .05 February 28, 2023
Principal LifeTime Hybrid 2035 Fund N/A N/A N/A .05 February 28, 2023
Principal LifeTime Hybrid 2040 Fund N/A N/A .30# .05 February 28, 2023
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Strategic Income Fund .38 N/A N/A N/A February 28, 2023
Real Estate Securities Fund N/A N/A N/A .86## February 28, 2023
Short-Term Income Fund
N/A
N/A N/A
.43
February 28, 2023
SmallCap Fund
N/A
N/A N/A
.85
February 28, 2023
SmallCap S&P 600 Index Fund N/A
N/A
N/A
.21
February 28, 2023
SmallCap Value Fund II N/A
N/A
1.30^^
.96
February 28, 2023
Tax-Exempt Bond Fund N/A
1.60 N/A .45###
February 28, 2023
Period from November 1, 2021 through October 31, 2022
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 28, 2023
Principal LifeTime 2065 Fund .93 .62 .43 .31
February 28, 2023
Short-Term Income Fund N/A N/A .79 N/A
February 28, 2023
Period from November 1, 2021 through October 31, 2022
R-6 Expiration
Diversified Income Fund .02
February 28, 2023
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
^Prior to January 1, 2022, the contractual expense reduction was 0.080%
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 28, 2023. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
Period from November 1, 2021 through October 31, 2022
R-6 Expiration
Diversified International Fund .04
February 28, 2023
Global Emerging Markets Fund .04
February 28, 2023
Global Real Estate Securities Fund .02
February 28, 2022
International Fund I .04
February 28, 2023
MidCap Fund .02
February 28, 2023
MidCap S&P 400 Index Fund .02
February 28, 2022
MidCap Value Fund I .02
February 28, 2022
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2023
Principal LifeTime Hybrid Income Fund .02
February 28, 2023
SmallCap Fund .02
February 28, 2023
SmallCap Growth Fund I .01
February 28, 2023
SmallCap S&P 600 Index Fund .02
February 28, 2022
SmallCap Value Fund II .02
February 28, 2023
Expiration
Core Plus Bond Fund .060%
February 28, 2023
Diversified Income Fund . 040^
February 28, 2023
High Income Fund .015
February 28, 2023
LargeCap Growth Fund I .016
February 28, 2023
LargeCap Value Fund III .065
February 28, 2023
MidCap Growth Fund III .020
February 28, 2023
MidCap Value Fund I .020 February 28, 2023
Overseas Fund .035 February 28, 2023
SmallCap Growth Fund I .020 February 28, 2023
SmallCap Value Fund II .020 February 28, 2023
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.13% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2023.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond
Fund, Diversified Income Fund, Finisterre Emerging Markets Total Return Bond Fund, High Yield Fund, Principal LifeTime 2010 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and
5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2022, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 54 $ 9 $ N/A
Core Fixed Income Fund 37 3 4
Core Plus Bond Fund 25 N/A 4
Diversified Income Fund 84 12 N/A
Diversified International Fund 90 — 5
Equity Income Fund 239 12 3
Finisterre Emerging Markets Total Return Bond Fund 1 N/A N/A
Global Emerging Markets Fund 47 — 1
Global Real Estate Securities Fund 24 1 N/A
Government & High Quality Bond Fund 46 — 3
High Yield Fund 48 6 N/A
Inflation Protection Fund N/A N/A 5
LargeCap Growth Fund I 137 N/A 14
LargeCap S&P 500 Index Fund 201 3 30
LargeCap Value Fund III N/A N/A 2
MidCap Fund 241 6 2
MidCap Growth Fund N/A N/A 6
MidCap Growth Fund III N/A N/A —
MidCap S&P 400 Index Fund N/A N/A 4
MidCap Value Fund I 74 N/A 4
Money Market Fund 30 N/A 145
Principal Capital Appreciation Fund 143 3 N/A
Principal LifeTime 2010 Fund 4 N/A 4
Principal LifeTime 2020 Fund 43 N/A 35
Principal LifeTime 2030 Fund 209 N/A 24
Principal LifeTime 2040 Fund 198 N/A 27
Principal LifeTime 2050 Fund 316 N/A 19
Principal LifeTime 2060 Fund N/A N/A 4
Principal LifeTime Hybrid 2015 Fund N/A N/A 45
Principal LifeTime Hybrid 2020 Fund N/A N/A 103
Principal LifeTime Hybrid 2025 Fund N/A N/A 157
Principal LifeTime Hybrid 2030 Fund N/A N/A 92
Principal LifeTime Hybrid 2035 Fund N/A N/A 85
Principal LifeTime Hybrid 2040 Fund N/A N/A 77
Principal LifeTime Hybrid 2045 Fund N/A N/A 57
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At October 31, 2022, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
Principal LifeTime Hybrid 2050 Fund $ N/A $ N/A $ 51
Principal LifeTime Hybrid 2055 Fund N/A N/A 28
Principal LifeTime Hybrid 2060 Fund N/A N/A 11
Principal LifeTime Hybrid 2065 Fund N/A N/A 3
Principal LifeTime Hybrid Income Fund N/A N/A 22
Principal LifeTime Strategic Income Fund 17 N/A 13
Real Estate Securities Fund 84 4 5
SAM Balanced Portfolio 716 14 227
SAM Conservative Balanced Portfolio 288 8 195
SAM Conservative Growth Portfolio 645 12 120
SAM Flexible Income Portfolio 360 20 187
SAM Strategic Growth Portfolio 563 12 59
Short-Term Income Fund 271 5 20
SmallCap Fund 118 3 3
SmallCap Growth Fund I N/A N/A 2
SmallCap S&P 600 Index Fund N/A N/A 4
SmallCap Value Fund II N/A N/A 1
Tax-Exempt Bond Fund 84 6 N/A
Institutional R-1 R-5 R-6
Core Fixed Income Fund 60 – – 168,462
Core Plus Bond Fund 372 – – N/A
Diversified Income Fund 72 N/A N/A 391
Diversified International Fund 487 – – 838
Equity Income Fund 58,840 – – N/A
Finisterre Emerging Markets Total Return Bond Fund 189 N/A N/A N/A
Global Emerging Markets Fund 19 – – –
Global Real Estate Securities Fund 677 N/A – 6,794
Government & High Quality Bond Fund 25 – – N/A
Government Money Market Fund 10,161 N/A N/A N/A
High Income Fund 263,829 N/A N/A N/A
High Yield Fund 392 N/A N/A 14,739
Inflation Protection Fund 107,079 – – N/A
International Fund I – – – 12,955
LargeCap Growth Fund I – – – 257,395
LargeCap S&P 500 Index Fund 1,454 – – N/A
LargeCap Value Fund III 23,581 – – N/A
MidCap Fund 461 – – –
MidCap Growth Fund 104 – – N/A
MidCap Growth Fund III 40,211 – – N/A
MidCap Value Fund I – – – 73,130
Overseas Fund 33,824 2 N/A N/A
Principal Capital Appreciation Fund 8,691 – – N/A
Principal LifeTime 2010 Fund 23,817 – – N/A
Principal LifeTime 2015 Fund 23,523 – – N/A
Principal LifeTime 2020 Fund 118,246 – – N/A
Principal LifeTime 2025 Fund 105,780 – – N/A
Principal LifeTime 2030 Fund 231,855 – – N/A
Principal LifeTime 2035 Fund 97,872 – – N/A
Principal LifeTime 2040 Fund 164,892 – – N/A
Principal LifeTime 2045 Fund 67,001 – – N/A
Principal LifeTime 2050 Fund 112,469 – – N/A
Principal LifeTime 2055 Fund 36,776 – – N/A
Principal LifeTime 2060 Fund 35,445 – – N/A
Principal LifeTime 2065 Fund 6,360 – – N/A
Principal LifeTime Hybrid 2030 Fund 30 N/A N/A –
Principal LifeTime Hybrid 2040 Fund 32 N/A N/A –
Principal LifeTime Hybrid 2050 Fund 8 N/A N/A –
Principal LifeTime Strategic Income Fund 20,385 – – N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $11,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the year ended October 31, 2022 .
6. Capital Share Transactions
The conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class C shares and dollars redeemed and Class A dollars sold) for the year ended October 31, 2022 were as follows (amounts in thousands):
7. Investment Transactions
For the year ended October 31, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Institutional R-1 R-5 R-6
Real Estate Securities Fund 223 – 256 17,270
SAM Balanced Portfolio 37,958 – – N/A
SAM Conservative Balanced Portfolio 15,187 – – N/A
SAM Conservative Growth Portfolio 19,767 – – N/A
SAM Flexible Income Portfolio 10,858 – – N/A
SAM Strategic Growth Portfolio 12,655 – – N/A
Short-Term Income Fund 34,424 – – N/A
SmallCap Fund 217 – – 535
SmallCap Growth Fund I – – – 72,423
SmallCap S&P 600 Index Fund 20 – – –
SmallCap Value Fund II 155 – – 44,109
Tax-Exempt Bond Fund 58 N/A N/A N/A
Shares Dollars
Diversified International Fund 592 $ 7,05 2
Global Emerging Markets Fund 184 4,05 7
Global Real Estate Securities Fund 1,953 17,4 69
Government & High Quality Fund 1,259 11,68 1
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 241,898 $ 287,039 $ — $ —
Core Fixed Income Fund 1,253,042 1,215,184 — —
Core Plus Bond Fund 793,832 761,888 — —
Diversified Income Fund 2,502,244 3,150,145 — —
Diversified International Fund 2,701,015 2,686,901 — —
Equity Income Fund 1,655,220 1,909,937 — —
Finisterre Emerging Markets Total Return Bond Fund 609,861 778,389 — —
Global Emerging Markets Fund 83,413 88,081 — —
Global Real Estate Securities Fund 492,648 1,468,018 — —
Government & High Quality Bond Fund 3,138,945 3,321,210 — —
Government Money Market Fund — — — —
High Income Fund 1,535,720 1,569,732 — —
High Yield Fund 659,486 1,024,357 — —
Inflation Protection Fund 809,546 779,849 6,858 6,831
International Fund I 238,001 183,852 — —
LargeCap Growth Fund I 3,293,455 3,936,963 — —
LargeCap S&P 500 Index Fund 534,016 214,965 — —
LargeCap Value Fund III 1,350,129 1,989,224 — —
MidCap Fund 2,950,159 3,418,904 — —
MidCap Growth Fund 439,910 439,471 — —
MidCap Growth Fund III 730,065 483,605 — —
MidCap S&P 400 Index Fund 264,426 265,897 — —
MidCap Value Fund I 2,519,887 1,707,376 — —
Money Market Fund — — — —
Overseas Fund 1,360,073 2, 166,860 — —
Principal Capital Appreciation Fund 2,708,143 1,465,695 — —
Principal LifeTime 2010 Fund 163,789 224,942 — —
Principal LifeTime 2015 Fund 94,809 124,959 — —
Principal LifeTime 2020 Fund 798,228 1,178,245 — —
Principal LifeTime 2025 Fund 550,177 451,060 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

For the year ended October 31, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
SAM Portfolios had in-kind contributions from a series of the Fund during the year ended October 31, 2022. The in-kind contributions resulted in purchases of securities as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Principal LifeTime 2030 Fund $ 1,788,942 $ 1,798,427 $ — $ —
Principal LifeTime 2035 Fund 578,475 321,944 — —
Principal LifeTime 2040 Fund 1,293,540 1,023,678 — —
Principal LifeTime 2045 Fund 524,111 299,992 — —
Principal LifeTime 2050 Fund 1,032,918 745,386 — —
Principal LifeTime 2055 Fund 340,420 167,752 — —
Principal LifeTime 2060 Fund 321,955 147,534 — —
Principal LifeTime 2065 Fund 65,769 25,412 — —
Principal LifeTime Hybrid 2015 Fund 84,193 27,314 — —
Principal LifeTime Hybrid 2020 Fund 160,994 94,668 — —
Principal LifeTime Hybrid 2025 Fund 221,283 69,127 — —
Principal LifeTime Hybrid 2030 Fund 216,860 88,763 — —
Principal LifeTime Hybrid 2035 Fund 158,979 50,647 — —
Principal LifeTime Hybrid 2040 Fund 171,290 51,908 — —
Principal LifeTime Hybrid 2045 Fund 124,019 39,947 — —
Principal LifeTime Hybrid 2050 Fund 111,460 34,324 — —
Principal LifeTime Hybrid 2055 Fund 57,809 13,966 — —
Principal LifeTime Hybrid 2060 Fund 30,541 5,989 — —
Principal LifeTime Hybrid 2065 Fund 9,778 3,252 — —
Principal LifeTime Hybrid Income Fund 48,593 27,906 — —
Principal LifeTime Strategic Income Fund 133,242 171,764 — —
Real Estate Securities Fund 1,708,932 1,218,245 — —
SAM Balanced Portfolio 2,258,978 2,289,529 — —
SAM Conservative Balanced Portfolio 1,036,669 979,987 — —
SAM Conservative Growth Portfolio 1,598,092 1,620,591 — —
SAM Flexible Income Portfolio 1,576,653 1,653,817 — —
SAM Strategic Growth Portfolio 1,025,449 983,805 — —
Short-Term Income Fund 548,834 1,584,930 — —
SmallCap Fund 284,380 237,784 — —
SmallCap Growth Fund I 1,250,384 1,289,817 — —
SmallCap S&P 600 Index Fund 196,666 305,878 — —
SmallCap Value Fund II 667,663 892,497 — —
Tax-Exempt Bond Fund 435,146 481,728 — —
Purchases Sales
Core Fixed Income Fund $ 810,688 $ 84,699
Core Plus Bond Fund 271,521 262,357
Diversified Income Fund 205,810 152,627
Government & High Quality Bond Fund 1,348,670 1,385,854
Inflation Protection Fund 1,180,088 853,119
Short-Term Income Fund 473,931 220,156
Purchases
SAM Balanced Portfolio $ 91,524
SAM Conservative Balanced Portfolio 24,434
SAM Conservative Growth Portfolio 87,321
SAM Strategic Growth Portfolio 58,152
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2022 and October 31,
2021 were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2022 2021 2022 2021 2022 2021 2022 2021 2022 2021
California Municipal Fund $ 85 $ — $ 15,674 $ 15,274 $ — $ — $ — $ — $ — $ —
Core Fixed Income Fund 258,022 232,772 — — — — — — — —
Core Plus Bond Fund 17,351 39,242 — — 4,507 4,868 — — — —
Diversified Income Fund 178,61 0 206,008 — — — — 1,6 70 — — —
Diversified International Fund 222,498 149,185 — — 516,197 — — — — —
Equity Income Fund 237,066 155,255 — — 340,547 — — — — —
Finisterre Emerging Markets Total Return
Bond Fund 38,390 16,197 — — — — — 2,472 — —
Global Emerging Markets Fund 3,571 724 — — 16,435 — — — — —
Global Real Estate Securities Fund 73,178 25,224 — — 4,119 — — — 7,941 —
Government & High Quality Bond Fund 18,236 17,281 — — — — — — — —
Government Money Market Fund 29,419 — — — — — — — — —
High Income Fund 186,071 184,520 — — — — — — — —
High Yield Fund 134,215 151,386 — — — — — — — —
Inflation Protection Fund 70,197 8,693 — — 34,043 — — — — —
International Fund I 8,614 4,328 — — 36,220 16,825 — — — —
LargeCap Growth Fund I 121,022 210,273 — — 1,379,492 635,155 — — — —
LargeCap S&P 500 Index Fund 99,433 141,743 — — 691,436 270,458 — — — —
LargeCap Value Fund III 97,310 32,471 — — 206,314 — — — — —
MidCap Fund 62,421 — — — 1,767,408 236,706 — — — —
MidCap Growth Fund 21,589 1,177 — — 35,429 25,026 — — — —
MidCap Growth Fund III 39,328 9,430 — — 203,601 56,450 — — — —
MidCap S&P 400 Index Fund 38,192 18,264 — — 74,015 64,273 — — — —
MidCap Value Fund I 140,147 33,257 — — 171,145 — — — — —
Money Market Fund 5,958 — — — — — — — — —
Overseas Fund 183,397 50,040 — — — — — — — —
Principal Capital Appreciation Fund 63,447 17,641 — — 175,561 87,369 — — — —
Principal LifeTime 2010 Fund 21,861 20,245 — — 27,253 28,047 — — — —
Principal LifeTime 2015 Fund 10,375 9,889 — — 17,892 10,024 — — — —
Principal LifeTime 2020 Fund 99,384 93,753 — — 218,144 121,325 — — — —
Principal LifeTime 2025 Fund 52,135 44,526 — — 81,785 40,270 — — — —
Principal LifeTime 2030 Fund 171,242 153,433 — — 364,064 206,628 — — — —
Principal LifeTime 2035 Fund 51,550 37,260 — — 66,718 37,547 — — — —
Principal LifeTime 2040 Fund 139,524 96,675 — — 263,932 150,913 — — — —
Principal LifeTime 2045 Fund 44,827 23,165 — — 43,104 25,873 — — — —
Principal LifeTime 2050 Fund 95,458 56,970 — — 140,429 76,226 — — — —
Principal LifeTime 2055 Fund 25,153 12,424 — — 19,116 10,453 — — — —
Principal LifeTime 2060 Fund 22,440 9,507 — — 14,257 8,782 — — — —
Principal LifeTime 2065 Fund 2,735 655 — — 584 309 — — — —
Principal LifeTime Hybrid 2015 Fund 3,695 4,839 — — 4,286 584 — — — —
Principal LifeTime Hybrid 2020 Fund 13,171 14,968 — — 14,728 2,832 — — — —
Principal LifeTime Hybrid 2025 Fund 13,326 13,096 — — 12,688 2,020 — — — —
Principal LifeTime Hybrid 2030 Fund 14,308 13,768 — — 14,341 3,048 — — — —
Principal LifeTime Hybrid 2035 Fund 10,402 8,943 — — 9,808 1,984 — — — —
Principal LifeTime Hybrid 2040 Fund 10,576 7,956 — — 8,606 2,212 — — — —
Principal LifeTime Hybrid 2045 Fund 6,507 4,615 — — 5,344 1,440 — — — —
Principal LifeTime Hybrid 2050 Fund 5,319 3,523 — — 4,204 1,144 — — — —
Principal LifeTime Hybrid 2055 Fund 2,482 1,407 — — 1,816 520 — — — —
Principal LifeTime Hybrid 2060 Fund 978 474 — — 564 142 — — — —
Principal LifeTime Hybrid 2065 Fund 247 10 1 — — 7 — — 3 — —
Principal LifeTime Hybrid Income Fund 2,254 3,124 — — 2,465 184 — — — —
Principal LifeTime Strategic Income Fund 13,438 11,511 — — 18,825 5,048 — — — —
Real Estate Securities Fund 106,810 120,062 — — 192,760 16,753 — — 32,081 —
SAM Balanced Portfolio 122,357 57,337 — — 362,571 76,689 — — — —
SAM Conservative Balanced Portfolio 48,178 28,234 — — 89,557 17,681 — — — —
SAM Conservative Growth Portfolio 65,499 42,609 — — 214,098 65,067 — — — —
SAM Flexible Income Portfolio 88,251 50,850 — — 100,549 24,667 831 — — —
SAM Strategic Growth Portfolio 35,415 23,214 — — 134,646 58,864 — — — —
Short-Term Income Fund 55,243 92,040 — — 21,032 9,067 — — — —
SmallCap Fund 20,454 5,978 — — 82,471 13,732 — — — —
SmallCap Growth Fund I 100,120 29,758 — — 302,264 104,805 — — — —

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2022 2021 2022 2021 2022 2021 2022 2021 2022 2021
SmallCap S&P 600 Index Fund $ 34,913 $ 19,124 $ — $ — $ 85,615 $ 7,483 $ — $ — $ — $ —
SmallCap Value Fund II 143,418 7,762 — — 45,873 — — — — —
Tax-Exempt Bond Fund 58 85 18,636 16,592 — — — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 126 $ — $ (31,779) $ (47,959) $ — $ (79,612)
Core Fixed Income Fund 2,397 — — (100,386) (1,645,178) 327 (1,742,840)
Core Plus Bond Fund 1,194 — — (36,301) (88,647) (318) (124,072)
Diversified Income Fund — — — (686,425) (536,035) (26,854) (1,249,314)
Diversified International Fund 40,420 — — (165,979) (285,877) — (411,436)
Equity Income Fund 25,014 — 342,225 — 3,298,092 — 3,665,331
Finisterre Emerging Markets Total Return
Bond Fund 313 — — (80,668) (72,831) (2,117) (155,303)
Global Emerging Markets Fund 2,203 — — (12,667) (26,497) — (36,961)
Global Real Estate Securities Fund 14,015 — — — (29,235) — (15,220)
Government & High Quality Bond Fund 720 — — (158,640) (125,461) (9) (283,390)
High Income Fund 11,837 — — (328,797) (447,779) (4,511) (769,250)
High Yield Fund 1,246 — — (231,126) (310,258) (8,731) (548,869)
Inflation Protection Fund 84,326 — — (4,474) (196,153) (334) (116,635)
International Fund I 8,249 — — (25,765) (23,973) — (41,489)
LargeCap Growth Fund I — — 970,968 (12,964) 1,795,657 — 2,753,661
LargeCap S&P 500 Index Fund 60,783 — 74,901 — 2,942,947 — 3,078,631
LargeCap Value Fund III 35,250 — 209,972 — 141,402 — 386,624
MidCap Fund — — 566,486 (11,010) 7,028,183 — 7,583,659
MidCap Growth Fund — — — (26,947) 1,368 — (25,579)
MidCap Growth Fund III — — 21,271 (3,217) 132,962 — 151,016
MidCap S&P 400 Index Fund 13,230 — 70,012 — 212,681 — 295,923
MidCap Value Fund I 41,453 — 199,773 — 151,267 — 392,493
Overseas Fund 48,137 — 102,174 — (314,278) — (163,967)
Principal Capital Appreciation Fund 21,117 — — (83,285) 921,173 — 859,005
Principal LifeTime 2010 Fund 7,952 — 14,865 — (43,672) — (20,855)
Principal LifeTime 2015 Fund 4,070 — 12,970 — 3,436 — 20,476
Principal LifeTime 2020 Fund 35,961 — 173,478 — (2,006) — 207,433
Principal LifeTime 2025 Fund 21,776 — 76,385 — 12,058 — 110,219
Principal LifeTime 2030 Fund 64,048 — 360,753 — (13,844) — 410,957
Principal LifeTime 2035 Fund 12,035 — 83,647 — 13,212 — 108,894
Principal LifeTime 2040 Fund 19,630 — 253,513 — 212,397 — 485,540
Principal LifeTime 2045 Fund 3,565 — 82,080 — 14,471 — 100,116
Principal LifeTime 2050 Fund 4,379 — 190,537 — 134,433 — 329,349
Principal LifeTime 2055 Fund 1,337 — 49,899 — (19,491) — 31,745
Principal LifeTime 2060 Fund 1,469 — 45,737 — (41,137) — 6,069
Principal LifeTime 2065 Fund 158 — 5,104 — (13,415) — (8,153)
Principal LifeTime Hybrid 2015 Fund 803 — 5,049 — (15,317) — (9,465)
Principal LifeTime Hybrid 2020 Fund 2,597 — 19,873 — (37,802) — (15,332)
Principal LifeTime Hybrid 2025 Fund 2,284 — 23,345 — (53,215) — (27,586)
Principal LifeTime Hybrid 2030 Fund 1,380 — 31,515 — (51,572) — (18,677)
Principal LifeTime Hybrid 2035 Fund 498 — 25,921 — (39,227) — (12,808)
Principal LifeTime Hybrid 2040 Fund 294 — 27,571 — (31,226) — (3,361)
Principal LifeTime Hybrid 2045 Fund 10 — 19,714 — (21,323) — (1,599)
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2022, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2022, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime Hybrid 2050 Fund $ — $ — $ 16,576 $ — $ (16,450) $ — $ 126
Principal LifeTime Hybrid 2055 Fund — — 8,236 — (10,718) — (2,482)
Principal LifeTime Hybrid 2060 Fund — — 3,217 — (5,290) — (2,073)
Principal LifeTime Hybrid 2065 Fund — — 741 — (1,982) — (1,241)
Principal LifeTime Hybrid Income Fund 477 — 2,590 — (12,815) — (9,748)
Principal LifeTime Strategic Income Fund 5,209 — 7,839 — (40,262) — (27,214)
Real Estate Securities Fund — — 53,239 — 496,615 — 549,854
SAM Balanced Portfolio 3,366 — 248,604 — 94,433 — 346,403
SAM Conservative Balanced Portfolio 1,920 — 40,334 — (56,794) — (14,540)
SAM Conservative Growth Portfolio 10,339 — 268,807 — 173,972 — 453,118
SAM Flexible Income Portfolio — — — (30,207) (196,759) — (226,966)
SAM Strategic Growth Portfolio — — 145,701 — 111,447 — 257,148
Short-Term Income Fund 1,265 — — (23,727) (223,351) — (245,813)
SmallCap Fund 1,051 — — (811) 75,168 — 75,408
SmallCap Growth Fund I — — 18,204 (7,224) (32,067) — (21,087)
SmallCap S&P 600 Index Fund 10,670 — 100,547 — 214,731 — 325,948
SmallCap Value Fund II 25,900 — 85,424 — 777 — 112,101
Tax-Exempt Bond Fund — 186 — (40,035) (67,468) (214) (107,531)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 20,831 $ 10,948 $ 31,779
Core Fixed Income Fund 41,400 58,986 100,386
Core Plus Bond Fund 20,630 15,671 36,301
Diversified Income Fund 256,335 430,090 686,425
Diversified International Fund 163,629 2,350 165,979*
Finisterre Emerging Markets Total Return Bond Fund 52,182 28,486 80,668
Global Emerging Markets Fund 6,469 6,198 12,667
Government & High Quality Bond Fund 64,604 94,036 158,640
High Income Fund 69,329 259,468 328,797
High Yield Fund 19,018 212,108 231,126
Inflation Protection Fund 4,474 — 4,474
International Fund I 25,765 — 25,765
MidCap Growth Fund 26,099 — 26,099
Principal Capital Appreciation Fund 83,285 — 83,285
SAM Flexible Income Portfolio 11,351 18,856 30,207
Short-Term Income Fund 6,186 17,541 23,727
SmallCap Fund 811 — 811
Tax-Exempt Bond Fund 26,579 13,456 40,035
Utilized
Principal LifeTime Hybrid 2065 Fund $ 86
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2022, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2022, the Funds recorded reclassifications as follows (amounts in thousands):
Late Year
Ordinary Loss
LargeCap Growth Fund I $ 12,964
MidCap Fund 11,010
MidCap Growth Fund 848
MidCap Growth Fund III 3,217
SmallCap Growth Fund I 7,224
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Equity Income Fund $ (42,708) $ 42,708
Finisterre Emerging Markets Total Return Bond Fund 1 (1)
Global Real Estate Securities Fund (21,413) 21,413
Inflation Protection Fund (250) 250
LargeCap Growth Fund I (126,196) 126,196
LargeCap S&P 500 Index Fund (26,925) 26,925
LargeCap Value Fund III (60,229) 60,229
MidCap Fund (97,263) 97,263
MidCap Growth Fund 160 (160)
MidCap Growth Fund III (11,089) 11,089
MidCap S&P 400 Index Fund (12,150) 12,150
MidCap Value Fund I (27,124) 27,124
Overseas Fund (62,635) 62,635
Principal LifeTime 2010 Fund (4,216) 4,216
Principal LifeTime 2015 Fund (3,290) 3,290
Principal LifeTime 2020 Fund (34,870) 34,870
Principal LifeTime 2025 Fund (10,058) 10,058
Principal LifeTime 2030 Fund (41,864) 41,864
Principal LifeTime 2035 Fund (6,522) 6,522
Principal LifeTime 2040 Fund (21,406) 21,406
Principal LifeTime 2045 Fund (4,912) 4,912
Principal LifeTime 2050 Fund (13,201) 13,201
Principal LifeTime 2055 Fund (2,990) 2,990
Principal LifeTime 2060 Fund (2,383) 2,383
Principal LifeTime 2065 Fund (696) 696
Principal LifeTime Hybrid 2015 Fund (757) 757
Principal LifeTime Hybrid 2020 Fund (2,932) 2,932
Principal LifeTime Hybrid 2025 Fund (2,539) 2,539
Principal LifeTime Hybrid 2030 Fund (2,710) 2,710
Principal LifeTime Hybrid 2035 Fund (1,941) 1,941
Principal LifeTime Hybrid 2040 Fund (1,974) 1,974
Principal LifeTime Hybrid 2045 Fund (1,155) 1,155
Principal LifeTime Hybrid 2050 Fund (1,052) 1,052
Principal LifeTime Hybrid 2055 Fund (517) 517
Principal LifeTime Hybrid 2060 Fund (268) 268
Principal LifeTime Hybrid 2065 Fund (113) 113
Principal LifeTime Hybrid Income Fund (461) 461
Principal LifeTime Strategic Income Fund (2,887) 2,887
Real Estate Securities Fund (2,117) 2,117
SAM Balanced Portfolio (33,960) 33,960
SAM Conservative Balanced Portfolio (8,937) 8,937
SAM Conservative Growth Portfolio (26,483) 26,483
SAM Strategic Growth Portfolio (11,897) 11,897
SmallCap Fund 7 (7)
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

Federal Income Tax Basis. As of October 31, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap Growth Fund I $ (16,161) $ 16,161
SmallCap S&P 600 Index Fund (15,035) 15,035
SmallCap Value Fund II (21,272) 21,272
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 1,328 $ (49,287) $ (47,959) $ 619,455
Core Fixed Income Fund 26,561 (1,671,739) (1,645,178) 10,880,292
Core Plus Bond Fund 1,574 (90,221) (88,647) 739,045
Diversified Income Fund 53,654 (589,287) (535,633) 3,766,043
Diversified International Fund 314,591 (599,367) (284,776) 4,271,921
Equity Income Fund 3,695,978 (397,886) 3,298,092 5,985,634
Finisterre Emerging Markets Total Return Bond Fund 1,661 (74,583) (72,922) 429,313
Global Emerging Markets Fund 20,422 (47,023) (26,601) 216,098
Global Real Estate Securities Fund 313,253 (342,272) (29,019) 2,251,636
Government & High Quality Bond Fund 8,343 (133,804) (125,461) 947,118
Government Money Market Fund — — — 2,986,699
High Income Fund 19,954 (467,733) (447,779) 3,519,836
High Yield Fund 8,411 (318,879) (310,468) 2,452,715
Inflation Protection Fund 6,411 (202,554) (196,143) 1,862,580
International Fund I 21,349 (45,271) (23,922) 298,309
LargeCap Growth Fund I 3,055,015 (1,259,359) 1,795,656 7,788,715
LargeCap S&P 500 Index Fund 3,143,928 (200,981) 2,942,947 2,589,678
LargeCap Value Fund III 398,692 (257,289) 141,403 2,600,308
MidCap Fund 7,720,176 (691,993) 7,028,183 11,474,556
MidCap Growth Fund 17,422 (16,054) 1,368 237,098
MidCap Growth Fund III 237,267 (104,305) 132,962 1,035,371
MidCap S&P 400 Index Fund 330,536 (117,855) 212,681 1,033,116
MidCap Value Fund I 450,115 (298,849) 151,266 3,502,201
Money Market Fund — — — 978,163
Overseas Fund 63,880 (377,654) (313,774) 2,018,394
Principal Capital Appreciation Fund 1,104,673 (183,497) 921,176 2,227,090
Principal LifeTime 2010 Fund 33,553 (77,225) (43,672) 565,499
Principal LifeTime 2015 Fund 35,025 (31,589) 3,436 267,660
Principal LifeTime 2020 Fund 338,422 (340,428) (2,006) 2,635,251
Principal LifeTime 2025 Fund 190,114 (178,056) 12,058 1,504,223
Principal LifeTime 2030 Fund 644,716 (658,560) (13,844) 5,000,589
Principal LifeTime 2035 Fund 190,987 (177,775) 13,212 1,501,008
Principal LifeTime 2040 Fund 605,464 (393,067) 212,397 3,595,162
Principal LifeTime 2045 Fund 148,354 (133,883) 14,471 1,158,092
Principal LifeTime 2050 Fund 393,860 (259,427) 134,433 2,355,492
Principal LifeTime 2055 Fund 64,733 (84,224) (19,491) 727,878
Principal LifeTime 2060 Fund 41,551 (82,688) (41,137) 706,760
Principal LifeTime 2065 Fund 3,226 (16,641) (13,415) 108,265
Principal LifeTime Hybrid 2015 Fund 6,157 (21,474) (15,317) 176,618
Principal LifeTime Hybrid 2020 Fund 23,123 (60,925) (37,802) 472,852
Principal LifeTime Hybrid 2025 Fund 20,178 (73,393) (53,215) 568,610
Principal LifeTime Hybrid 2030 Fund 26,284 (77,856) (51,572) 569,492
Principal LifeTime Hybrid 2035 Fund 17,997 (57,224) (39,227) 436,139
Principal LifeTime Hybrid 2040 Fund 21,107 (52,333) (31,226) 415,753
Principal LifeTime Hybrid 2045 Fund 12,049 (33,372) (21,323) 276,890
Principal LifeTime Hybrid 2050 Fund 11,274 (27,724) (16,450) 234,803
Principal LifeTime Hybrid 2055 Fund 4,200 (14,918) (10,718) 122,555
Principal LifeTime Hybrid 2060 Fund 1,571 (6,861) (5,290) 55,747
Principal LifeTime Hybrid 2065 Fund 232 (2,214) (1,982) 15,049
Principal LifeTime Hybrid Income Fund 2,464 (15,279) (12,815) 100,237
Principal LifeTime Strategic Income Fund 15,625 (55,887) (40,262) 374,966
Real Estate Securities Fund 1,090,439 (593,826) 496,613 5,242,697
SAM Balanced Portfolio 519,846 (425,413) 94,433 3,916,146
SAM Conservative Balanced Portfolio 126,547 (183,341) (56,794) 1,672,424
SAM Conservative Growth Portfolio 445,825 (271,853) 173,972 2,532,464
SAM Flexible Income Portfolio 75,732 (272,491) (196,759) 2,642,535
SAM Strategic Growth Portfolio 261,707 (150,260) 111,447 1,667,894
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2022

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On June 14, 2022, the Board of Directors approved the conversion of the Class
R-1 shares into Class R-3 shares for Overseas Fund. Following the close of business on or about January 13, 2023, Class R-1 shares will automatically convert into Class R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of any charges. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders.
On September 13, 2022, the Board of Directors approved the acquisition of the assets of the Principal LifeTime 2010 Fund by the Principal
LifeTime Strategic Income Fund. The proposed merger is expected to occur on or about May 12, 2023. On December 13, 2022, the Board of Directors approved the conversion of the Class C shares into Class A shares for the Core Fixed Income Fund, LargeCap S&P 500 Index
Fund, Principal Capital Appreciation Fund, and SmallCap Fund. Following the close of business on May 19, 2023, Class C shares will automatically convert into Class A shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Short-Term Income Fund $ 1,347 $ (224,698) $ (223,351) $ 3,399,587
SmallCap Fund 267,061 (191,893) 75,168 1,145,215
SmallCap Growth Fund I 360,785 (392,852) (32,067) 2,301,411
SmallCap S&P 600 Index Fund 371,006 (156,274) 214,732 950,878
SmallCap Value Fund II 133,272 (132,494) 778 1,133,397
Tax-Exempt Bond Fund 1,876 (69,344) (67,468) 676,364
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares California Muni Bond ETF 23,402 $ 1,264
TOTAL INVESTMENT COMPANIES $ 1,264
MUNICIPAL BONDS - 103 .09%
Principal
Amount (000's) Value (000's)
California - 99 .55%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,506
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,028
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 783
5.00%, 10/01/2036 6,250 6,277
Alameda Corridor Transportation
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2052
(a)
4,000 3,991
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 1,867
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,020
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,503
California Community Choice Financing
Authority
4.00%, 08/01/2030 1,500 1,435
4.00%, 08/01/2031 1,245 1,169
4.00%, 02/01/2052
(c)
5,000 4,664
4.00%, 10/01/2052
(c)
5,000 4,878
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,163
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,028
5.00%, 10/01/2045 1,000 1,016
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,830
5.00%, 08/15/2033 1,750 1,788
5.00%, 08/15/2034 2,000 2,074
5.00%, 02/01/2035 2,000 2,035
5.00%, 06/01/2041
(c)
10,000 10,927
5.00%, 11/15/2046
(d)
4,500 4,735
5.00%, 11/15/2048 2,785 2,754
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,014
California Housing Finance Agency
3.50%, 11/20/2035 9,281 7,935
4.25%, 01/15/2035 8,561 8,149
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(a)
2,467 2,287
California Infrastructure & Economic
Development Bank
0.85%, 01/01/2050
(c),(e)
5,000 4,955
5.00%, 08/01/2036 2,250 2,344
5.00%, 08/01/2037 1,000 1,039
5.00%, 08/01/2038 1,175 1,218
5.00%, 08/01/2039 1,130 1,169
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
6,500 5,485
4.00%, 07/15/2029 11,700 10,847
4.00%, 10/01/2039 2,150 1,905
4.00%, 10/01/2046 1,930 1,528
5.00%, 05/15/2033 1,000 988
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 05/15/2034 $ 1,000 $ 982
5.00%, 12/31/2034 7,550 7,483
5.00%, 12/31/2036 8,000 7,859
5.00%, 05/15/2038 2,000 1,925
5.00%, 10/01/2044 1,000 1,003
5.25%, 11/01/2036 4,000 3,969
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,695
5.00%, 05/15/2031
(a)
400 419
5.00%, 05/15/2043
(a)
600 595
5.00%, 05/15/2044
(a)
5,000 4,934
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,273
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 10,054
3.25%, 12/01/2027
(c)
2,000 1,962
4.30%, 07/01/2040 3,600 3,383
5.00%, 07/01/2029
(e)
1,000 999
5.00%, 07/01/2030
(e)
2,000 1,994
5.00%, 07/01/2037
(e)
14,000 13,100
5.00%, 07/01/2039
(e)
9,250 8,365
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 241
5.00%, 11/15/2046
(e)
500 403
5.00%, 11/15/2051
(e)
250 197
5.00%, 11/15/2056
(e)
750 577
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,894
5.00%, 08/01/2038
(e)
1,000 986
California State Public Works Board
5.00%, 11/01/2037 1,375 1,375
5.00%, 10/01/2039 4,500 4,673
California State University
5.00%, 11/01/2037 2,000 2,092
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 652
4.00%, 09/02/2029 1,000 972
4.00%, 07/01/2048 1,800 1,529
5.00%, 10/01/2028 1,875 1,913
5.00%, 11/01/2032
(e)
1,135 1,144
5.00%, 05/15/2034 5,210 5,230
5.00%, 06/01/2034
(e)
375 352
5.00%, 09/02/2034 1,000 1,022
5.00%, 12/01/2036
(e)
5,000 4,709
5.00%, 09/02/2038 3,000 3,020
5.00%, 06/01/2039
(e)
475 430
5.00%, 09/02/2039 945 951
5.00%, 09/02/2039 900 905
5.00%, 09/02/2039 745 748
5.00%, 05/15/2040 3,840 3,761
5.00%, 09/02/2040 1,000 984
5.00%, 12/01/2041
(e)
1,100 1,007
5.00%, 09/02/2044 1,425 1,402
5.00%, 12/01/2046
(e)
1,620 1,416
5.00%, 09/02/2048 940 903
5.00%, 09/02/2049 600 579
5.00%, 06/01/2051
(e)
1,950 1,641
5.25%, 12/01/2034 3,500 3,523
5.25%, 12/01/2038
(e)
1,000 966
5.25%, 12/01/2043
(e)
3,825 3,575

Schedule of Investments
California Municipal Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
$ 3,000 $ 2,827
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,085
6.00%, 05/01/2043 1,550 1,576
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,090
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,212
City of Irvine CA
4.00%, 09/02/2038 1,000 925
5.00%, 09/01/2049 2,000 1,952
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,587
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,073
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 502
5.00%, 05/15/2026 3,500 3,606
5.00%, 05/15/2026 1,000 1,028
5.00%, 05/15/2029 1,875 1,949
5.00%, 05/15/2031 295 296
5.00%, 05/15/2036 5,000 5,028
5.00%, 05/15/2036 1,500 1,508
5.00%, 05/15/2036
(d)
4,460 4,493
5.00%, 05/15/2037
(d)
4,300 4,313
5.00%, 05/15/2038 1,155 1,154
5.00%, 05/15/2039
(d)
3,000 2,982
5.00%, 05/15/2044
(d)
3,100 3,047
5.00%, 05/15/2044
(d)
550 541
5.00%, 05/15/2044
(d)
3,700 3,637
5.00%, 05/15/2047
(d)
3,500 3,400
5.00%, 05/15/2048 1,500 1,456
5.25%, 05/15/2048
(d)
2,000 2,002
5.50%, 05/15/2040
(d)
5,000 5,183
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,070
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 1,894
CMFA Special Finance Agency VII
4.00%, 08/01/2047
(e)
1,000 665
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 1,723
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 7,561
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,357
5.00%, 07/01/2037 2,000 1,990
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(e)
5,000 4,082
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,052
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 8
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 389
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 $ 5,000 $ 4,085
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,057
5.00%, 06/01/2028 7,035 7,527
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,012
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 3,381
5.50%, 11/15/2030 1,010 1,066
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,086
5.00%, 12/01/2045
(d)
5,500 5,609
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 4,703
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 2,845
5.25%, 07/01/2042 8,125 8,538
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,221
Metropolitan Water District of Southern
California
5.00%, 07/01/2040 5,000 5,361
5.00%, 10/01/2045 1,410 1,491
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,081
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,020
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 5,781
5.00%, 03/01/2047 1,500 1,478
Nuveen California AMT-Free Quality Municipal
Income Fund
2.69%, 10/01/2047
(c),(e)
12,000 12,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,557
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,423
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,047
5.00%, 09/01/2029
(a)
1,000 1,048
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 986
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,773
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,114
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,687
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,035

Schedule of Investments
California Municipal Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
$ 1,180 $ 1,233
5.00%, 11/01/2037
(a)
3,660 3,814
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
855 488
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
255 146
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,027
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,560
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,699
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,102
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,364
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,561
5.00%, 07/01/2037 2,300 2,398
San Diego County Regional Airport Authority
4.00%, 07/01/2038 9,895 8,790
5.00%, 07/01/2039 2,000 2,008
5.00%, 07/01/2042 5,000 4,851
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 892
5.00%, 08/01/2030 1,000 1,107
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,018
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 2,941
4.00%, 07/01/2037 2,500 2,370
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,039
5.00%, 05/01/2034 1,000 1,013
5.00%, 05/01/2036 3,000 2,990
5.00%, 05/01/2042 1,500 1,473
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,101
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,033
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,006
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 585
Santa Monica-Malibu Unified School District
4.00%, 08/01/2038 2,975 2,861
4.00%, 08/01/2039 1,510 1,426
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Southern California Public Power Authority
5.00%, 11/01/2028 $ 2,150 $ 2,210
5.00%, 11/01/2029 2,725 2,800
State of California
2.45%, 12/01/2031 95 94
4.00%, 09/01/2033 1,580 1,585
5.00%, 11/01/2029 5,000 5,506
5.00%, 09/01/2034 5,000 5,231
5.00%, 02/01/2038 1,450 1,455
5.00%, 04/01/2043 3,380 3,400
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,526
Tender Option Bond Trust Receipts/Certificates
2.29%, 10/01/2049
(c),(e)
5,115 5,115
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,515
5.00%, 06/01/2036 2,645 2,667
5.00%, 06/01/2048 5,000 4,808
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 426
5.00%, 10/01/2035 500 513
5.00%, 10/01/2037 700 708
5.00%, 10/01/2038 1,000 1,007
5.00%, 10/01/2045 1,500 1,443
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,042
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,022
University of California
4.00%, 05/15/2037 3,365 3,264
5.00%, 05/15/2037
(f)
2,000 2,141
5.00%, 05/15/2044 705 716
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,543
$ 550,656
Guam - 1 .55%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,444
5.00%, 01/01/2050 5,390 5,095
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,009
$ 8,548
Puerto Rico - 0 .88%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
136 124
0.00%, 07/01/2033
(b)
526 267
0.00%, 11/01/2043
(b),(c)
2,034 928
4.00%, 07/01/2033 409 346
4.00%, 07/01/2035 368 300
4.00%, 07/01/2037 316 251
4.00%, 07/01/2041 429 326
4.00%, 07/01/2046 446 324
5.25%, 07/01/2023 228 229
5.38%, 07/01/2025 456 455
5.63%, 07/01/2027 451 455
5.63%, 07/01/2029 444 447
5.75%, 07/01/2031 431 434
$ 4,886

Schedule of Investments
California Municipal Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virgin Islands - 1 .11%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 $ 6,250 $ 6,142
TOTAL MUNICIPAL BONDS $ 570,232
Total Investments $ 571,496
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.64)%
Notes with interest rates of 2.27% - 2.32% at
October 31, 2022 and contractual maturities of
collateral of 2023-2029.
(g)
$ (25,660) (25,660)
Total Net Investments $ 545,836
Other Assets and Liabilities -  1.32% 7,290
TOTAL NET ASSETS - 100.00% $ 553,126
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $79,026 or 14.29% of net assets.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 71 .49%
Insured 11 .01%
General Obligation Unlimited 8 .87%
Prerefunded 4 .27%
Special Assessment 2 .62%
Tax-exempt Preferreds 2 .17%
Tax Allocation 2 .03%
Special Tax 0 .35%
Investment Companies 0 .23%
Notes 0 .17%
Certificate Participation 0 .11%
Liability For Floating Rate Notes Issued ( 4 .64 ) %
Other Assets and Liabilities
1 .32%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .59 % Shares Held Value (000's)
Money Market Funds - 2 .59%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
1,678,107 $ 1,678
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b),(c)
239,006,836 239,007
$ 240,685
TOTAL INVESTMENT COMPANIES $ 240,685
COMMON STOCKS - 0 .50 % Shares Held Value (000's)
Oil & Gas - 0 .28%
Chord Energy Corp 170,173 $ 26,052
Transportation - 0 .22%
Trailer Bridge Inc
(d),(e),(f)
178,279 20,201
TOTAL COMMON STOCKS $ 46,253
BONDS - 54 .05%
Principal
Amount (000's) Value (000's)
Airlines - 0 .63%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 25,297 $ 23,652
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 22,785
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 5,808 5,386
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,190 6,492
$ 58,315
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 12,722
Automobile Asset Backed Securities - 2 .14%
BMW Vehicle Owner Trust 2022-A
3.52%, 12/26/2024 18,000 17,994
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 11,940 11,797
1.31%, 01/11/2027 18,000 16,932
Ford Credit Auto Owner Trust 2022-B
3.39%, 02/15/2025 22,250 22,250
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Ford Credit Auto Owner Trust 2022-C
3.31%, 04/15/2025 39,500 39,490
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
GM Financial Consumer Automobile Receivables
Trust 2022-3
3.39%, 09/16/2025 23,000 22,998
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
3.29%, 11/17/2025 35,500 35,500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
Toyota Auto Receivables 2022-B Owner Trust
3.28%, 01/15/2025 17,426 17,385
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
Toyota Auto Receivables 2022-C Owner Trust
3.39%, 08/15/2025 14,500 14,476
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
$ 198,822
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities - 0 .01%
Ford Credit Floorplan Master Owner Trust A
3.91%, 09/15/2025 $ 500 $ 499
1.00 x 1 Month USD LIBOR + 0.50%
Automobile Manufacturers - 0 .22%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 13,905
2.30%, 09/09/2026 7,000 6,256
$ 20,161
Banks - 10 .23%
Bank of America Corp
0.81%, 10/24/2024
(h)
20,000 18,976
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(h)
35,000 32,658
3 Month USD LIBOR + 0.87%
3.19%, 07/23/2030
(h)
8,000 6,693
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 9,651
3.97%, 02/07/2030
(h)
8,000 7,075
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028 2,000 2,061
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,146
1.65%, 01/28/2031 10,000 7,388
2.10%, 10/24/2024 50,000 47,235
2.20%, 08/16/2023 9,500 9,315
2.80%, 05/04/2026 8,000 7,405
3.00%, 10/30/2028
(i)
9,000 7,774
Citigroup Inc
0.78%, 10/30/2024
(h)
9,000 8,509
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(h)
51,000 41,604
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 21,992
4.45%, 09/29/2027 8,000 7,425
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,474
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 54,820
3.65%, 01/25/2024 14,000 13,681
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(h)
15,000 14,962
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
(h)
15,000 10,945
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 19,258
3.63%, 01/22/2023
(i)
7,000 6,984
3.81%, 04/23/2029
(h)
13,000 11,534
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 22,488
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 7,753
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h),(i)
9,000 5,553
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(h)
47,000 37,919
Secured Overnight Financing Rate + 1.51%
3.63%, 05/13/2024 15,900 15,575
3.90%, 07/15/2025 8,000 7,726
KeyCorp
2.25%, 04/06/2027 30,000 25,706
2.55%, 10/01/2029 50,000 40,260
Morgan Stanley
0.86%, 10/21/2025
(h),(i)
7,500 6,765
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 7,211
Secured Overnight Financing Rate + 1.03%

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
1.93%, 04/28/2032
(h)
$ 6,250 $ 4,531
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 30,428
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h)
12,000 11,326
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,227
4.00%, 07/23/2025 5,000 4,806
4.88%, 11/01/2022 2,000 2,000
6.25%, 08/09/2026 4,000 4,058
PNC Bank NA
2.70%, 10/22/2029 53,000 42,975
2.95%, 02/23/2025 10,000 9,530
3.10%, 10/25/2027 4,750 4,293
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 11,470
Secured Overnight Financing Rate + 0.98%
6.46%, 02/01/2023
(j)
19,800 19,750
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(h)
52,000 48,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 20,759
3.30%, 05/15/2026 5,000 4,593
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 4,750
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 21,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,065
3.15%, 04/27/2027 3,800 3,492
3.60%, 09/11/2024 12,000 11,674
3.90%, 04/26/2028 5,000 4,657
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 34,836
2.80%, 01/27/2025 7,000 6,660
Wells Fargo & Co
2.41%, 10/30/2025
(h)
32,000 29,804
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(h)
32,000 26,255
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 948,849
Beverages - 0 .55%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 30,731
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 20,531
$ 51,262
Biotechnology - 1 .82%
Amgen Inc
1.65%, 08/15/2028 20,000 16,417
2.20%, 02/21/2027 11,500 10,209
2.45%, 02/21/2030 40,000 32,967
Biogen Inc
2.25%, 05/01/2030 65,000 51,118
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 15,630
2.60%, 10/01/2040 19,000 12,574
3.50%, 02/01/2025 10,000 9,653
3.65%, 03/01/2026 21,000 19,883
$ 168,451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .78%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
$ 24,000 $ 19,750
Westlake Corp
2.88%, 08/15/2041 15,000 9,279
3.38%, 06/15/2030 4,500 3,755
3.60%, 08/15/2026 43,000 39,595
$ 72,379
Commercial Services - 0 .14%
ERAC USA Finance LLC
7.00%, 10/15/2037
(g)
13,000 13,278
Computers - 0 .96%
Apple Inc
1.13%, 05/11/2025 10,000 9,144
2.05%, 09/11/2026 30,000 27,124
2.38%, 02/08/2041 20,000 13,384
2.40%, 05/03/2023 14,650 14,486
3.20%, 05/11/2027 13,000 12,175
3.25%, 02/23/2026 13,000 12,397
$ 88,710
Credit Card Asset Backed Securities - 1 .00%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 40,758
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 51,979
$ 92,737
Diversified Financial Services - 0 .58%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 5,534
6.25%, 01/15/2036 10,325 9,430
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 30,000 21,336
4.15%, 01/23/2030 19,000 16,108
4.85%, 01/15/2027 1,750 1,643
$ 54,051
Electric - 7 .76%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,248
Alabama Power Co
1.45%, 09/15/2030 25,000 18,877
3.13%, 07/15/2051 19,000 12,226
3.45%, 10/01/2049 42,000 28,398
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 3,799
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,055
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 13,786
4.05%, 04/15/2025 10,000 9,792
Black Hills Corp
2.50%, 06/15/2030 15,000 11,649
3.05%, 10/15/2029 39,500 32,512
3.15%, 01/15/2027 7,500 6,768
4.35%, 05/01/2033 8,000 6,845
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,462
Entergy Corp
2.40%, 06/15/2031 24,000 18,162
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,052
3.25%, 04/01/2028 12,000 10,657
4.20%, 09/01/2048 31,000 23,950
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,848
2.88%, 12/04/2051 20,000 12,755
3.15%, 10/01/2049 25,000 16,780

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Interstate Power and Light Co
2.30%, 06/01/2030 $ 9,500 $ 7,570
3.50%, 09/30/2049 66,000 44,917
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,848
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 9,829
4.30%, 01/15/2029
(g)
14,000 12,806
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 18,518
Nevada Power Co
2.40%, 05/01/2030 20,500 16,631
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 42,732
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 11,752
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,408
2.70%, 11/15/2051 15,000 9,014
2.95%, 04/01/2025 7,000 6,673
3.10%, 09/15/2049 33,500 21,788
4.10%, 11/15/2048 5,000 3,918
5.75%, 03/15/2029 21,000 21,326
PacifiCorp
5.25%, 06/15/2035 5,750 5,398
6.25%, 10/15/2037 2,500 2,485
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 10,790
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 8,874
3.20%, 03/01/2050 15,000 10,046
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,481 5,067
5.38%, 06/30/2035
(g)
19,543 19,435
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 21,092
2.75%, 10/01/2026 10,000 8,966
3.85%, 02/01/2048 12,500 8,549
TransAlta Corp
4.50%, 11/15/2022 19,650 19,575
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,911
3.25%, 05/01/2051 18,000 11,281
3.85%, 03/15/2023 19,900 19,749
4.85%, 12/01/2048 7,000 5,796
Xcel Energy Inc
2.60%, 12/01/2029 32,000 26,298
3.50%, 12/01/2049 24,000 16,121
$ 719,784
Electronics - 0 .43%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 40,082
Environmental Control - 0 .52%
Republic Services Inc
1.75%, 02/15/2032 29,500 21,867
2.30%, 03/01/2030 16,500 13,494
3.20%, 03/15/2025 13,000 12,363
$ 47,724
Food - 0 .20%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 18,662
Gas - 0 .39%
NiSource Inc
2.95%, 09/01/2029 29,000 24,217
3.60%, 05/01/2030 14,000 12,048
$ 36,265
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .51%
HCA Inc
4.13%, 06/15/2029 $ 14,000 $ 12,354
5.63%, 09/01/2028 2,000 1,921
7.50%, 11/06/2033 1,950 1,948
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,214
2.88%, 08/15/2029 15,000 12,999
3.50%, 08/15/2039 14,000 10,756
$ 47,192
Insurance - 2 .87%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 27,970
1.85%, 03/12/2030 8,000 6,409
2.50%, 01/15/2051 12,500 7,089
2.85%, 10/15/2050 30,500 18,775
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 7,968
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 25,670
4.50%, 08/15/2028 39,500 36,336
First American Financial Corp
2.40%, 08/15/2031 22,000 15,340
4.00%, 05/15/2030 28,000 22,836
4.30%, 02/01/2023 21,800 21,722
4.60%, 11/15/2024 5,000 4,855
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 48,903
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 18,195
3.88%, 03/27/2028 4,550 4,265
$ 266,333
Internet - 0 .90%
Amazon.com Inc
2.80%, 08/22/2024 44,000 42,524
2.88%, 05/12/2041 20,000 14,195
4.05%, 08/22/2047 32,650 26,542
$ 83,261
Lodging - 0 .99%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 35,185
3.70%, 01/15/2031 11,000 9,031
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 26,137
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 21,597
$ 91,950
Media - 1 .55%
Comcast Corp
2.65%, 02/01/2030 33,000 27,592
3.30%, 02/01/2027 10,000 9,251
3.95%, 10/15/2025 15,000 14,504
4.25%, 10/15/2030 4,500 4,130
6.45%, 03/15/2037 1,800 1,868
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,265
4.13%, 05/15/2029 22,000 18,580
5.30%, 05/15/2049 13,000 9,365
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 6,600
6.75%, 06/15/2039 6,000 5,310
7.30%, 07/01/2038 7,750 7,235
Walt Disney Co/The
2.00%, 09/01/2029 28,000 22,886
6.40%, 12/15/2035 8,900 9,439
$ 144,025

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1 .26%
BP Capital Markets America Inc
3.12%, 05/04/2026 $ 10,000 $ 9,324
3.41%, 02/11/2026 13,000 12,303
3.94%, 09/21/2028 13,000 12,069
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 6,998
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,221
3.80%, 04/15/2024 35,000 34,165
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,349
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,913
Phillips 66
1.30%, 02/15/2026 11,500 10,041
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,279
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,683
$ 116,345
Oil & Gas Services - 0 .34%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 31,752
Other Asset Backed Securities - 1 .87%
PFS Financing Corp
0.71%, 04/15/2026
(g)
14,000 13,064
0.77%, 08/15/2026
(g)
39,000 35,420
3.39%, 02/15/2026
(g)
24,000 23,815
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
3.94%, 01/15/2025
(g)
37,500 36,295
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
1.04%, 01/20/2027
(k)
24,000 23,285
3.54%, 07/20/2027 28,000 27,931
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Verizon Owner Trust 2019-C
3.91%, 04/22/2024 5,093 5,093
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,349
$ 173,252
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 1,960
6.88%, 07/15/2033
(g)
6,900 6,609
$ 8,569
Pharmaceuticals - 1 .43%
AbbVie Inc
2.30%, 11/21/2022 18,000 17,976
2.90%, 11/06/2022 15,000 14,995
Bristol-Myers Squibb Co
1.13%, 11/13/2027
(i)
12,500 10,380
1.45%, 11/13/2030 10,000 7,657
3.20%, 06/15/2026 13,124 12,381
3.40%, 07/26/2029 8,346 7,582
3.90%, 02/20/2028 10,500 9,953
CVS Health Corp
1.30%, 08/21/2027 14,000 11,595
3.00%, 08/15/2026 17,000 15,580
4.30%, 03/25/2028 5,046 4,735
5.05%, 03/25/2048 23,000 19,537
$ 132,371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1 .64%
Buckeye Partners LP
3.95%, 12/01/2026 $ 10,500 $ 9,211
4.15%, 07/01/2023 10,000 9,882
4.35%, 10/15/2024 8,000 7,618
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,616
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 12,057
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 11,712
4.88%, 08/15/2027
(g)
43,000 39,954
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 12,672
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 13,185
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,040
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,207
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 6,680
7.25%, 08/15/2038 10,000 10,510
$ 152,344
REITs - 8 .20%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033
(i)
13,000 8,997
2.00%, 05/18/2032 14,000 10,085
2.75%, 12/15/2029 14,500 11,761
3.38%, 08/15/2031 30,000 24,718
4.30%, 01/15/2026 9,900 9,518
4.90%, 12/15/2030
(i)
4,250 3,953
American Tower Corp
1.88%, 10/15/2030 20,000 14,726
2.10%, 06/15/2030 3,000 2,285
2.40%, 03/15/2025 7,000 6,473
2.75%, 01/15/2027 53,000 46,449
2.95%, 01/15/2051 10,000 5,691
3.38%, 10/15/2026 5,000 4,524
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(e),(i)
13,750 —
Crown Castle Inc
2.25%, 01/15/2031 13,000 9,910
2.90%, 04/01/2041 30,000 19,029
3.10%, 11/15/2029 8,000 6,662
4.00%, 11/15/2049 17,000 11,877
4.30%, 02/15/2029 13,000 11,813
CubeSmart LP
2.00%, 02/15/2031 26,000 18,925
3.00%, 02/15/2030 18,000 14,595
4.00%, 11/15/2025 5,000 4,741
4.38%, 02/15/2029 2,000 1,808
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 6,836
3.63%, 01/15/2028 3,500 3,038
3.88%, 05/01/2025 5,000 4,743
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 5,594
3.00%, 01/15/2030 50,000 41,273
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 34,520
3.63%, 10/01/2029 32,000 25,466
4.75%, 01/15/2028 7,000 6,308
5.25%, 01/15/2026 8,000 7,666
Physicians Realty LP
2.63%, 11/01/2031 32,000 23,729
4.30%, 03/15/2027 22,400 20,806

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP
2.88%, 11/15/2029 $ 12,500 $ 10,465
3.25%, 06/30/2026 5,000 4,637
3.38%, 12/15/2027 25,000 22,858
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 38,384
2.33%, 07/15/2052
(g)
10,000 8,292
2.59%, 10/15/2056
(g)
20,500 15,386
2.84%, 01/15/2050
(g)
30,000 27,858
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,074
STORE Capital Corp
2.75%, 11/18/2030 18,500 14,442
4.63%, 03/15/2029 33,500 30,985
Ventas Realty LP
3.00%, 01/15/2030 8,000 6,521
3.85%, 04/01/2027 21,000 19,338
Welltower Inc
2.70%, 02/15/2027 12,000 10,614
2.75%, 01/15/2031 7,000 5,414
3.10%, 01/15/2030 23,000 18,777
4.13%, 03/15/2029 6,000 5,332
4.25%, 04/15/2028 4,000 3,666
4.50%, 01/15/2024
(i)
5,000 4,938
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,003
WP Carey Inc
2.40%, 02/01/2031 21,000 15,769
3.85%, 07/15/2029 30,000 25,954
$ 760,226
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 14,775
2.85%, 04/01/2030 14,000 11,912
3.50%, 04/01/2040 13,000 9,873
$ 36,560
Software - 0 .26%
Oracle Corp
2.95%, 05/15/2025 25,900 24,350
Telecommunications - 1 .57%
Corning Inc
4.75%, 03/15/2042 4,650 3,912
5.45%, 11/15/2079 43,500 34,887
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 14,543
Sprint Corp
7.88%, 09/15/2023 7,750 7,877
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
34,500 33,571
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,299
2.55%, 02/15/2031 20,000 15,819
3.00%, 02/15/2041 39,000 26,227
$ 145,135
Transportation - 0 .74%
Ryder System Inc
2.90%, 12/01/2026 51,000 45,428
3.35%, 09/01/2025 25,000 23,440
$ 68,868
Trucking & Leasing - 0 .94%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 18,986
1.70%, 06/15/2026
(g)
39,000 33,353
2.70%, 11/01/2024
(g)
28,000 26,196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing (continued)
Penske Truck Leasing Co Lp / PTL Finance Corp
(continued)
3.45%, 07/01/2024
(g)
$ 9,000 $ 8,639
$ 87,174
TOTAL BONDS $ 5,012,460
SENIOR FLOATING RATE INTERESTS
- 0 .47%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2026
(l)
$ 8,437 $ 8,246
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Software - 0 .38%
Ivanti Software Inc
7.33%, 12/01/2027
(l)
47,521 35,386
1 Month USD LIBOR + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 43,632
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41 .97%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .44%
3.00%, 10/01/2042 $ 4,634 $ 4,069
3.00%, 10/01/2042 4,435 3,895
3.00%, 11/01/2042 4,895 4,299
3.00%, 06/01/2043 4,523 3,968
3.00%, 12/01/2046 7,676 6,680
3.00%, 07/01/2047 5,489 4,758
3.50%, 03/01/2048 8,653 7,813
4.00%, 02/01/2046 5,646 5,291
9.00%, 01/01/2025 1 1
$ 40,774
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .64%
2.00%, 10/01/2050 38,376 30,601
2.00%, 11/01/2050 38,190 30,491
2.00%, 12/01/2050 43,913 34,907
2.00%, 12/01/2050 44,234 35,194
2.50%, 09/01/2050 38,936 32,192
2.50%, 10/01/2050 39,656 32,665
2.50%, 10/01/2050 38,518 31,772
2.50%, 10/01/2050 38,580 31,868
2.50%, 11/01/2050 40,216 33,200
2.50%, 11/01/2050 38,749 32,004
2.50%, 11/01/2050 37,906 31,376
2.50%, 11/01/2050 37,576 30,995
2.50%, 11/01/2050 40,993 33,750
3.00%, 06/01/2042 15,298 13,419
3.00%, 08/01/2049 19,797 17,019
3.00%, 09/01/2049 14,252 12,186
3.00%, 10/01/2049 18,629 15,978
3.00%, 10/01/2049 14,904 12,794
3.00%, 10/01/2049 21,561 18,490
3.00%, 11/01/2049 18,015 15,432
3.00%, 11/01/2049 22,248 19,078
3.00%, 11/01/2049 14,888 12,852
3.00%, 03/01/2050 21,420 18,372
3.00%, 04/01/2050 23,407 20,072
3.00%, 09/01/2050 25,685 21,988
3.00%, 05/01/2052 19,592 16,744
3.50%, 12/01/2040 2,299 2,086
3.50%, 06/01/2045 5,765 5,194
3.50%, 06/01/2046 15,921 14,442
3.50%, 08/01/2047 8,519 7,657
3.50%, 09/01/2047 36,446 32,736
3.50%, 12/01/2047 8,990 8,072
3.50%, 06/01/2049 33,396 29,928
3.50%, 06/01/2049 6,027 5,374
3.50%, 07/01/2049 11,641 10,370
3.50%, 09/01/2049 10,086 8,982

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2049 $ 9,998 $ 8,899
3.50%, 09/01/2049 32,031 28,583
3.50%, 11/01/2049 13,096 11,646
3.50%, 11/01/2049 15,076 13,556
3.50%, 12/01/2049 15,583 13,857
3.50%, 01/01/2050 43,473 38,676
3.50%, 02/01/2050 26,726 23,869
3.50%, 06/01/2050 26,454 23,553
3.50%, 08/01/2050 35,750 31,881
3.50%, 10/01/2050 33,696 29,846
3.50%, 01/01/2051 36,084 32,195
3.50%, 01/01/2051 24,600 21,844
3.50%, 04/01/2052 38,974 34,346
3.50%, 04/01/2052 54,153 47,782
4.00%, 11/01/2043 4,305 4,040
4.00%, 02/01/2044 9,559 8,961
4.00%, 09/01/2045 6,830 6,284
4.00%, 06/01/2046 13,171 12,327
4.00%, 10/01/2047 36,031 33,512
4.00%, 09/01/2048 5,579 5,166
4.00%, 10/01/2048 10,152 9,466
4.00%, 03/01/2049 28,394 26,249
4.00%, 04/01/2049 31,543 29,172
4.00%, 06/01/2049 48,793 45,344
4.00%, 07/01/2049 7,448 6,871
4.00%, 08/01/2049 35,247 32,629
4.00%, 09/01/2049 7,073 6,553
4.00%, 10/01/2049 16,200 14,899
4.00%, 12/01/2049 28,916 26,921
4.00%, 01/01/2050 22,734 20,909
4.00%, 07/01/2050 50,440 46,678
4.00%, 02/01/2052 43,509 39,625
4.00%, 02/01/2052 42,465 38,679
4.00%, 02/01/2052 50,208 45,839
4.00%, 05/01/2052 48,790 44,511
4.00%, 05/01/2052 46,737 42,531
4.00%, 06/01/2052 40,466 36,944
4.50%, 06/01/2046 15,638 15,133
4.50%, 02/01/2049 7,480 7,118
4.50%, 07/01/2052 19,598 18,469
4.50%, 08/01/2052 42,500 40,079
4.50%, 09/01/2052 42,892 40,616
4.50%, 10/01/2052 26,101 24,627
5.00%, 10/01/2052 25,450 24,689
5.00%, 10/01/2052 40,000 38,804
6.50%, 04/01/2032 1 1
$ 1,914,459
Government National Mortgage Association (GNMA) - 0 .14%
3.00%, 02/20/2046 14,621 13,005
U.S. Treasury - 20 .75%
0.63%, 08/15/2030 40,000 30,897
0.88%, 11/15/2030 40,000 31,456
1.13%, 02/28/2025 40,000 37,059
1.13%, 02/28/2027 40,000 35,019
1.13%, 08/15/2040 55,000 32,551
1.25%, 08/31/2024 40,000 37,681
1.25%, 05/15/2050 55,000 28,340
1.38%, 08/31/2023 40,000 38,933
1.38%, 11/15/2031 45,000 35,905
1.38%, 08/15/2050 55,000 29,320
1.50%, 03/31/2023 40,000 39,547
1.50%, 08/15/2026 40,000 35,997
1.50%, 02/15/2030 40,000 33,511
1.63%, 11/15/2022 45,000 44,973
1.63%, 12/15/2022 40,000 39,903
1.63%, 04/30/2023 40,000 39,461
1.63%, 02/15/2026 40,000 36,588
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 08/15/2029 $ 40,000 $ 34,092
1.63%, 11/15/2050 55,000 31,453
1.75%, 01/31/2023 40,000 39,766
1.75%, 11/15/2029 40,000 34,345
1.75%, 08/15/2041 50,000 32,633
1.88%, 02/15/2032 45,000 37,420
1.88%, 02/15/2051 50,000 30,611
1.88%, 11/15/2051 50,000 30,457
2.00%, 11/15/2026 40,000 36,531
2.00%, 02/15/2050 50,000 31,807
2.00%, 08/15/2051 50,000 31,498
2.13%, 05/15/2025 40,000 37,750
2.25%, 11/15/2024 40,000 38,253
2.25%, 08/15/2027 40,000 36,506
2.25%, 11/15/2027 40,000 36,348
2.25%, 08/15/2046 50,000 33,840
2.25%, 08/15/2049 45,000 30,590
2.25%, 02/15/2052 50,000 33,531
2.38%, 02/29/2024 40,000 38,842
2.38%, 05/15/2051 50,000 34,623
2.63%, 02/28/2023 40,000 39,789
2.63%, 02/15/2029 40,000 36,431
2.75%, 05/31/2023 40,000 39,602
2.75%, 11/15/2023 40,000 39,231
2.75%, 02/15/2028 40,000 37,123
2.75%, 08/15/2032 40,000 35,794
2.75%, 08/15/2042 40,000 30,924
2.75%, 08/15/2047 45,000 33,750
2.88%, 08/15/2028 40,000 37,152
2.88%, 05/15/2049 40,000 31,150
2.88%, 05/15/2052 40,000 31,044
3.00%, 09/30/2025 40,000 38,436
3.00%, 11/15/2045 40,000 31,506
3.00%, 08/15/2048 40,000 31,759
3.00%, 08/15/2052 40,000 32,031
3.13%, 11/15/2028 40,000 37,594
3.63%, 02/15/2044 35,000 30,893
3.75%, 11/15/2043 35,000 31,600
$ 1,923,846
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,892,084
Total Investments $ 9,235,114
Other Assets and Liabilities -  0.42% 39,114
TOTAL NET ASSETS - 100.00% $ 9,274,228
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,638 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $717,055 or 7.73% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,252 or 0.08% of net assets.

Schedule of Investments
Core Fixed Income Fund
October 31, 2022
See accompanying notes.

(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 21 .88%
Mortgage Securities 21 .22%
Government 20 .75%
Utilities 8 .15%
Asset Backed Securities 5 .02%
Consumer, Non-cyclical 4 .65%
Communications 4 .02%
Energy 3 .61%
Industrial 2 .94%
Money Market Funds 2 .59%
Technology 1 .99%
Consumer, Cyclical 1 .98%
Basic Materials 0 .78%
Other Assets and Liabilities
0 .42%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 353,867 $ 3,287,407 $ 3,402,267 $ 239,007
$ 353,867 $ 3,287,407 $ 3,402,267 $ 239,007
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 2,064 $ — $ — $ —
$ 2,064 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 20,201 0.22%
Total $ 20,201 0.22%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 5 .45 % Shares Held Value (000's)
Money Market Funds - 5 .45%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
3,967,889 $ 3,968
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
27,887,058 27,887
$ 31,855
TOTAL INVESTMENT COMPANIES $ 31,855
COMMON STOCKS - 0 .03 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ —
Oil & Gas - 0 .01%
EP Energy Corp
(d)
8,800 66
Mesquite Energy Inc
(d),(e)
407 10
$ 76
Retail - 0 .02%
Claire's Holdings LLC
(d)
232 78
TOTAL COMMON STOCKS $ 154
PREFERRED STOCKS - 0 .60 % Shares Held Value (000's)
Sovereign - 0 .60%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,500
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,500
BONDS - 51 .61%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .39%
Boeing Co/The
1.95%, 02/01/2024 $ 3,190 $ 3,042
2.20%, 02/04/2026 1,780 1,573
3.75%, 02/01/2050 625 400
4.88%, 05/01/2025 845 825
Bombardier Inc
7.13%, 06/15/2026
(g)
80 76
7.50%, 03/15/2025
(g)
103 101
Lockheed Martin Corp
5.70%, 11/15/2054 855 861
TransDigm Inc
4.88%, 05/01/2029 205 174
6.25%, 03/15/2026
(g)
40 39
7.50%, 03/15/2027 275 271
8.00%, 12/15/2025
(g)
210 214
Triumph Group Inc
7.75%, 08/15/2025 165 125
8.88%, 06/01/2024
(g)
445 450
$ 8,151
Agriculture - 0 .24%
Cargill Inc
4.88%, 10/10/2025
(g)
865 858
Reynolds American Inc
5.70%, 08/15/2035 635 536
$ 1,394
Airlines - 0 .35%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 65 51
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(g)
75 68
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
855 833
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
525 483
Southwest Airlines Co
5.25%, 05/04/2025 605 602
$ 2,037
Automobile Asset Backed Securities - 4 .49%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 2,615 2,599
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust
2022-2
3.97%, 12/18/2025 $ 3,075 $ 3,074
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 1,074 1,058
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 1,720 1,693
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 1,208 1,191
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 307 304
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,179 1,162
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 426 421
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 675 667
Ford Credit Auto Owner Trust 2022-C
3.31%, 04/15/2025 2,790 2,789
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 784 774
Hyundai Auto Lease Securitization Trust 2022-B
3.41%, 10/15/2024
(g)
1,166 1,166
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 839 833
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 2,090 2,071
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 1,291 1,282
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 2,435 2,420
Toyota Auto Receivables 2022-B Owner Trust
3.28%, 01/15/2025 1,457 1,453
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 1,151 1,106
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 183 182
$ 26,245
Automobile Manufacturers - 1 .03%
BMW US Capital LLC
3.90%, 04/09/2025
(g)
750 725
Ford Motor Co
3.25%, 02/12/2032 845 635
9.63%, 04/22/2030 40 45
Ford Motor Credit Co LLC
2.90%, 02/10/2029 920 721
3.35%, 11/01/2022 570 570
3.38%, 11/13/2025 470 426
General Motors Co
4.88%, 10/02/2023 1,565 1,550
General Motors Financial Co Inc
1.20%, 10/15/2024 475 434
1.25%, 01/08/2026 1,100 938
$ 6,044
Automobile Parts & Equipment - 0 .18%
Dana Inc
5.38%, 11/15/2027 155 140

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Tenneco Inc
5.00%, 07/15/2026
(h)
$ 175 $ 175
5.13%, 04/15/2029
(g)
135 134
7.88%, 01/15/2029
(g)
625 617
$ 1,066
Banks - 8 .58%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,451
5.29%, 08/18/2027 800 738
Bank of America Corp
1.66%, 03/11/2027
(i)
1,250 1,080
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(i)
2,600 1,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(i)
1,635 1,034
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
1,611 1,245
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 687
4.20%, 08/26/2024 435 425
4.57%, 04/27/2033
(i)
500 443
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(i)
1,000 974
Secured Overnight Financing Rate + 1.75%
Barclays PLC
2.28%, 11/24/2027
(i)
500 414
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(i)
1,100 991
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 457
7.75%, 09/15/2023
(f),(i),(j)
835 786
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(g),(i)
800 715
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(i)
1,125 1,050
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 592
3.79%, 03/17/2033
(i)
1,275 1,056
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(i)
1,195 1,179
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,314
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(i)
1,500 1,264
Secured Overnight Financing Rate + 2.04%
3.09%, 05/14/2032
(g),(i)
250 171
Secured Overnight Financing Rate + 1.73%
4.88%, 05/15/2045 375 250
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(i)
1,700 1,611
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(i)
173 139
Secured Overnight Financing Rate + 1.32%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,393
3.85%, 01/26/2027 2,403 2,227
5.70%, 11/01/2024
(k)
1,070 1,070
HSBC Holdings PLC
4.25%, 03/14/2024 840 812
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(i)
$ 1,435 $ 1,306
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(i)
630 562
Secured Overnight Financing Rate + 3.13%
4.91%, 07/25/2033
(i)
1,645 1,497
Secured Overnight Financing Rate + 2.08%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 250 241
Lloyds Banking Group PLC
3.87%, 07/09/2025
(i)
1,900 1,811
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(i)
5,000 4,279
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 807
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 1,904
5.00%, 11/24/2025 995 993
Popular Inc
6.13%, 09/14/2023 145 145
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(i)
1,175 1,078
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(i)
430 390
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(i),(j)
510 465
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 958
Truist Financial Corp
5.90%, 10/28/2026
(i)
560 560
Secured Overnight Financing Rate + 1.63%
UBS Group AG
1.36%, 01/30/2027
(g),(i)
460 385
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
4.75%, 05/12/2028
(g),(i)
320 293
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(g),(i)
600 491
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 491
4.61%, 04/25/2053
(i)
985 785
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(i)
450 412
Secured Overnight Financing Rate + 2.10%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,628
$ 50,170
Beverages - 1 .07%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 814
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,076
4.60%, 04/15/2048 1,315 1,084

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
$ 215 $ 189
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
650 521
Constellation Brands Inc
3.70%, 12/06/2026 2,140 1,996
PepsiCo Inc
3.60%, 02/18/2028 500 471
4.20%, 07/18/2052 140 119
$ 6,270
Biotechnology - 0 .15%
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 872
Building Materials - 0 .29%
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
605 484
Cemex SAB de CV
3.88%, 07/11/2031
(g)
350 267
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 236
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
855 718
$ 1,705
Chemicals - 0 .70%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
250 203
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
790 663
6.50%, 05/15/2026
(g)
300 274
Ecolab Inc
2.70%, 12/15/2051 1,070 640
Element Solutions Inc
3.88%, 09/01/2028
(g)
582 495
MEGlobal Canada ULC
5.88%, 05/18/2030 350 337
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
605 491
Sherwin-Williams Co/The
4.25%, 08/08/2025 1,023 995
$ 4,098
Commercial Mortgage Backed Securities - 1 .77%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 396
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,262
COMM 2013-CCRE6 Mortgage Trust
4.08%, 03/10/2046
(g),(l)
500 491
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(l)
800 769
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,720
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.14%, 12/15/2047
(l),(m)
2,368 —
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.79%, 02/15/2047
(l)
2,700 2,460
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.62%, 04/15/2047
(l),(m)
18,050 110
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.86%, 11/15/2047
(l),(m)
6,978 78
LB-UBS Commercial Mortgage Trust 2005-C3
0.57%, 07/15/2040
(g),(l),(m)
978 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.28%, 08/15/2046
(l),(m)
$ 14,670 $ 8
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.94%, 06/15/2047
(l),(m)
16,714 141
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.00%, 10/15/2030
(g),(l),(m)
20,839 —
SREIT Trust 2021-MFP
4.14%, 11/15/2038
(g)
1,000 949
1.00 x 1 Month USD LIBOR + 0.73%
SREIT Trust 2021-MFP2
4.23%, 11/15/2036
(g)
1,000 951
1.00 x 1 Month USD LIBOR + 0.82%
$ 10,335
Commercial Services - 0 .75%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
120 84
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 337
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 288
PayPal Holdings Inc
3.25%, 06/01/2050 900 585
3.90%, 06/01/2027
(h)
800 760
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
320 277
6.25%, 01/15/2028
(g)
315 289
United Rentals North America Inc
3.88%, 02/15/2031 215 178
4.88%, 01/15/2028 404 376
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
600 559
Williams Scotsman International Inc
6.13%, 06/15/2025
(g)
201 201
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
565 462
$ 4,396
Computers - 0 .42%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
1,000 621
6.10%, 07/15/2027 1,220 1,221
NCR Corp
5.13%, 04/15/2029
(g)
595 499
Seagate HDD Cayman
3.38%, 07/15/2031 195 139
$ 2,480
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
135 122
Credit Card Asset Backed Securities - 0 .35%
BA Credit Card Trust
0.34%, 05/15/2026 2,185 2,071
Diversified Financial Services - 2 .73%
AerCap Holdings NV
5.88%, 10/10/2079
(h),(i)
505 454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,077
3.00%, 10/29/2028 1,345 1,086
3.15%, 02/15/2024 2,825 2,704
4.50%, 09/15/2023 1,100 1,080

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 1,325 $ 1,111
2.88%, 01/15/2026 1,195 1,062
Ally Financial Inc
5.80%, 05/01/2025 505 505
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
2,850 2,291
Avolon Holdings Funding Ltd
2.75%, 02/21/2028
(g)
1,330 1,017
Brookfield Finance Inc
4.00%, 04/01/2024 685 671
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
330 307
6.63%, 03/15/2026 555 525
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(l),(n)
612 491
ILFC E-Capital Trust II
5.37%, 12/21/2065
(g),(l)
155 101
LPL Holdings Inc
4.00%, 03/15/2029
(g)
550 480
OneMain Finance Corp
4.00%, 09/15/2030 120 91
5.63%, 03/15/2023 120 120
6.63%, 01/15/2028 365 331
6.88%, 03/15/2025 460 446
$ 15,950
Electric - 3 .14%
Ameren Illinois Co
3.85%, 09/01/2032 189 168
American Electric Power Co Inc
5.95%, 11/01/2032
(k)
400 400
Avangrid Inc
3.20%, 04/15/2025 1,115 1,048
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
405 374
CMS Energy Corp
3.00%, 05/15/2026 275 252
4.70%, 03/31/2043 110 87
Colbun SA
3.15%, 01/19/2032
(g)
300 231
Commonwealth Edison Co
4.00%, 03/01/2049 405 304
DTE Electric Co
3.65%, 03/01/2052 885 635
3.95%, 03/01/2049 100 77
DTE Energy Co
3.40%, 06/15/2029 654 564
4.22%, 11/01/2024
(l)
1,581 1,544
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 157
Edison International
4.70%, 08/15/2025 432 417
Elwood Energy LLC
8.16%, 07/05/2026 49 48
Enel Chile SA
4.88%, 06/12/2028 555 507
Engie Energia Chile SA
3.40%, 01/28/2030
(g)
200 146
Entergy Corp
1.90%, 06/15/2028 1,204 982
Entergy Texas Inc
3.55%, 09/30/2049 810 542
FirstEnergy Corp
2.25%, 09/01/2030 640 493
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(g)
392 191
ITC Holdings Corp
4.95%, 09/22/2027
(g)
470 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Korea Electric Power Corp
5.38%, 04/06/2026
(g)
$ 250 $ 248
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 662
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 360 362
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 392
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 63
NRG Energy Inc
3.88%, 02/15/2032
(g)
2,250 1,774
NSTAR Electric Co
4.95%, 09/15/2052 45 40
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052
(g)
160 143
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
350 306
5.80%, 02/03/2031 200 175
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 48
4.20%, 06/01/2041 535 376
PECO Energy Co
4.38%, 08/15/2052 248 201
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(g)
500 419
Public Service Co of Colorado
4.50%, 06/01/2052 132 110
Southern California Edison Co
4.20%, 03/01/2029 460 422
4.88%, 03/01/2049 500 401
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 850 800
Tucson Electric Power Co
4.85%, 12/01/2048 100 83
Vistra Corp
7.00%, 12/15/2026
(f),(g),(i)
265 234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
560 479
WEC Energy Group Inc
5.00%, 09/27/2025 574 572
5.15%, 10/01/2027 417 410
$ 18,343
Electrical Components & Equipment - 0 .15%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 252
7.25%, 06/15/2028
(g)
590 599
$ 851
Electronics - 0 .17%
Imola Merger Corp
4.75%, 05/15/2029
(g)
450 388
Sensata Technologies BV
4.00%, 04/15/2029
(g)
655 552
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
79 63
$ 1,003
Engineering & Construction - 0 .21%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(g)
300 203
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 588
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 234

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
$ 250 $ 224
$ 1,249
Entertainment - 0 .66%
Boyne USA Inc
4.75%, 05/15/2029
(g)
550 481
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
245 239
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 233
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
525 474
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
600 456
8.75%, 05/01/2025
(g)
165 165
International Game Technology PLC
5.25%, 01/15/2029
(g)
645 598
Warnermedia Holdings Inc
3.76%, 03/15/2027
(g)
375 334
5.05%, 03/15/2042
(g)
505 369
5.14%, 03/15/2052
(g)
755 527
$ 3,876
Environmental Control - 0 .22%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
645 534
Waste Connections Inc
2.20%, 01/15/2032 545 419
4.20%, 01/15/2033 400 362
$ 1,315
Food - 1 .50%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
280 259
4.88%, 02/15/2030
(g)
260 231
Cencosud SA
4.38%, 07/17/2027
(g)
675 611
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(g)
1,100 852
4.38%, 02/02/2052
(g)
1,421 923
6.50%, 12/01/2052
(g)
335 294
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 196
4.88%, 10/01/2049 1,180 983
MARB BondCo PLC
3.95%, 01/29/2031 575 422
Nestle Holdings Inc
4.13%, 10/01/2027
(g)
700 674
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
300 230
4.25%, 04/15/2031
(g)
2,580 2,149
Post Holdings Inc
4.50%, 09/15/2031
(g)
520 430
4.63%, 04/15/2030
(g)
70 59
Sysco Corp
3.30%, 07/15/2026 475 439
$ 8,752
Forest Products & Paper - 0 .03%
Suzano Austria GmbH
3.75%, 01/15/2031 195 156
Gas - 0 .15%
NiSource Inc
0.95%, 08/15/2025 1,000 886
Healthcare - Products - 0 .15%
Abbott Laboratories
1.40%, 06/30/2030 325 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Boston Scientific Corp
3.45%, 03/01/2024 $ 344 $ 336
4.55%, 03/01/2039 297 250
4.70%, 03/01/2049 48 41
$ 878
Healthcare - Services - 1 .20%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 266
Centene Corp
2.50%, 03/01/2031 500 384
2.63%, 08/01/2031 2,345 1,794
3.00%, 10/15/2030 375 302
3.38%, 02/15/2030 160 133
4.25%, 12/15/2027 405 374
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
750 557
8.00%, 03/15/2026
(g)
130 112
HCA Inc
3.13%, 03/15/2027
(g)
935 827
3.50%, 07/15/2051 470 293
Tenet Healthcare Corp
4.63%, 09/01/2024
(g)
220 212
6.13%, 06/15/2030
(g)
505 466
UnitedHealth Group Inc
4.75%, 05/15/2052 715 625
5.15%, 10/15/2025 350 350
5.88%, 02/15/2053 320 327
$ 7,022
Home Builders - 0 .13%
Beazer Homes USA Inc
6.75%, 03/15/2025 130 119
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 47
5.00%, 03/01/2028
(g)
380 314
Lennar Corp
4.75%, 05/30/2025 300 292
$ 772
Home Equity Asset Backed Securities - 0 .05%
First NLC Trust 2005-1
2.25%, 05/25/2035 183 150
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
2.47%, 03/25/2035 213 117
1.00 x 1 Month USD LIBOR + 1.70%
$ 267
Insurance - 1 .06%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
580 474
7.00%, 11/15/2025
(g)
225 211
AIA Group Ltd
3.20%, 09/16/2040
(g)
930 601
American International Group Inc
3.90%, 04/01/2026 43 41
Arch Capital Group Ltd
3.64%, 06/30/2050 835 537
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 522
Chubb INA Holdings Inc
3.35%, 05/03/2026 619 583
Corebridge Financial Inc
4.40%, 04/05/2052
(g)
555 405
Enstar Group Ltd
3.10%, 09/01/2031 745 516
Markel Corp
4.30%, 11/01/2047 350 256
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,105

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
5.00%, 07/15/2052 $ 350 $ 305
Pricoa Global Funding I
3.45%, 09/01/2023
(g)
659 650
$ 6,206
Internet - 0 .55%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(h)
450 324
Amazon.com Inc
3.10%, 05/12/2051 675 455
Baidu Inc
3.08%, 04/07/2025
(h)
300 282
4.38%, 05/14/2024 375 369
Meta Platforms Inc
3.50%, 08/15/2027
(g)
500 459
4.45%, 08/15/2052
(g)
390 289
Netflix Inc
4.38%, 11/15/2026 100 95
4.88%, 06/15/2030
(g),(h)
295 273
Prosus NV
3.68%, 01/21/2030
(g)
325 239
4.19%, 01/19/2032
(g)
575 409
$ 3,194
Investment Companies - 0 .21%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(h)
610 587
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
580 499
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 160
$ 1,246
Iron & Steel - 0 .10%
CSN Resources SA
4.63%, 06/10/2031 300 200
Nucor Corp
3.85%, 04/01/2052 200 141
Vale Overseas Ltd
3.75%, 07/08/2030 280 230
$ 571
Leisure Products & Services - 0 .20%
Life Time Inc
5.75%, 01/15/2026
(g)
665 618
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 74
5.88%, 02/15/2027
(g)
270 241
NCL Finance Ltd
6.13%, 03/15/2028
(g)
325 253
$ 1,186
Lodging - 0 .38%
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 871
3.60%, 04/15/2024 695 679
5.00%, 10/15/2027 685 660
$ 2,210
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
427 411
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 329
$ 740
Media - 1 .58%
AMC Networks Inc
4.75%, 08/01/2025 701 641
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
1,039 843
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 $ 1,170 $ 739
3.75%, 02/15/2028 1,490 1,306
4.91%, 07/23/2025 485 471
Comcast Corp
5.25%, 11/07/2025
(k)
350 350
5.50%, 11/15/2032
(k)
1,250 1,244
CSC Holdings LLC
6.50%, 02/01/2029
(g)
315 297
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
130 117
DISH DBS Corp
5.88%, 11/15/2024 190 175
7.38%, 07/01/2028 620 469
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
315 265
Paramount Global
4.38%, 03/15/2043 1,370 922
4.75%, 05/15/2025 103 101
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
695 598
UPC Holding BV
5.50%, 01/15/2028
(g)
560 492
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 189
$ 9,219
Mining - 0 .42%
Antofagasta PLC
5.63%, 05/13/2032
(g)
200 184
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(g),(h)
300 280
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
360 316
6.13%, 04/01/2029
(g)
190 157
IAMGOLD Corp
5.75%, 10/15/2028
(g)
295 198
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 500 476
New Gold Inc
7.50%, 07/15/2027
(g)
295 252
Novelis Corp
3.25%, 11/15/2026
(g)
80 70
4.75%, 01/30/2030
(g)
483 410
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 108
$ 2,451
Miscellaneous Manufacturers - 0 .23%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,108 978
Parker-Hannifin Corp
4.25%, 09/15/2027 360 341
$ 1,319
Mortgage Backed Securities - 1 .68%
Fannie Mae REMIC Trust 2005-W2
3.79%, 05/25/2035 25 25
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 21 20
3.00%, 04/25/2027
(m)
795 39
3.00%, 09/25/2050
(m)
2,447 384
3.50%, 09/25/2027
(m)
1,195 71
3.50%, 11/25/2027
(m)
325 18
3.50%, 05/25/2028
(m)
325 13
3.50%, 03/25/2031
(m)
32 —

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
4.00%, 04/25/2043
(m)
$ 217 $ 19
Freddie Mac REMICS
2.00%, 02/15/2036 121 115
2.64%, 10/15/2046
(m)
3,338 345
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 05/15/2027
(m)
692 30
3.00%, 10/15/2027
(m)
205 11
3.00%, 02/15/2029
(m)
1,238 52
3.24%, 05/15/2026
(m)
270 4
(1.00) x 1 Month USD LIBOR + 6.65%
3.50%, 02/15/2028
(m)
684 37
3.50%, 01/15/2040
(m)
482 18
3.50%, 03/15/2041
(m)
961 68
3.86%, 05/15/2049 2,928 2,867
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
2.50%, 12/20/2050
(m)
2,910 456
2.56%, 11/20/2040
(m)
1,459 151
(1.00) x 1 Month USD LIBOR + 6.05%
2.56%, 05/20/2046
(m)
341 37
(1.00) x 1 Month USD LIBOR + 6.05%
2.58%, 04/20/2052
(m)
2,909 267
(1.00) x 30 Day Average Secured
Overnight Financing Rate + 5.50%
2.66%, 08/20/2044
(m)
1,236 121
(1.00) x 1 Month USD LIBOR + 6.15%
2.66%, 03/20/2047
(m)
1,498 160
(1.00) x 1 Month USD LIBOR + 6.15%
2.71%, 08/20/2047
(m)
1,678 182
(1.00) x 1 Month USD LIBOR + 6.20%
2.71%, 08/20/2047
(m)
4,500 632
(1.00) x 1 Month USD LIBOR + 6.20%
2.71%, 08/20/2047
(m)
598 63
(1.00) x 1 Month USD LIBOR + 6.20%
2.76%, 10/20/2047
(m)
1,431 155
(1.00) x 1 Month USD LIBOR + 6.25%
2.81%, 09/20/2050
(m)
2,581 295
(1.00) x 1 Month USD LIBOR + 6.30%
2.81%, 08/20/2051
(m)
1,908 222
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(m)
727 108
3.00%, 11/20/2050
(m)
2,858 490
3.00%, 11/20/2050
(m)
2,541 357
3.00%, 11/20/2050
(m)
1,653 255
3.26%, 04/20/2041
(m)
600 70
(1.10) x 1 Month USD LIBOR + 7.10%
3.50%, 02/20/2040
(m)
287 6
3.50%, 01/20/2043
(m)
2,319 357
3.50%, 10/20/2049
(m)
1,029 174
4.00%, 03/16/2039
(m)
437 18
4.00%, 09/20/2040
(m)
765 60
4.50%, 05/16/2043
(m)
985 187
JP Morgan Mortgage Trust 2016-2
3.79%, 06/25/2046
(g),(l)
911 829
Merrill Lynch Mortgage Investors Trust Series
2005-A8
4.29%, 08/25/2036 6 6
1.00 x 1 Month USD LIBOR + 0.70%
$ 9,794
Oil & Gas - 1 .49%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
1,045 1,061
Antero Resources Corp
7.63%, 02/01/2029
(g)
703 717
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
$ 370 $ 364
Comstock Resources Inc
5.88%, 01/15/2030
(g)
430 388
Continental Resources Inc/OK
3.80%, 06/01/2024 1,208 1,164
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 256
Ecopetrol SA
6.88%, 04/29/2030 405 333
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
375 372
MEG Energy Corp
7.13%, 02/01/2027
(g)
465 473
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 1
Nabors Industries Inc
9.00%, 02/01/2025
(g)
170 172
Occidental Petroleum Corp
5.55%, 03/15/2026
(h)
235 239
5.88%, 09/01/2025
(h)
1,010 1,018
6.13%, 01/01/2031 270 271
6.63%, 09/01/2030 110 114
Petrobras Global Finance BV
5.50%, 06/10/2051 375 265
Petroleos Mexicanos
6.70%, 02/16/2032 703 532
Petronas Capital Ltd
3.50%, 04/21/2030
(g)
200 178
Qatar Energy
2.25%, 07/12/2031
(g)
275 221
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 188
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 224
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 170
$ 8,721
Oil & Gas Services - 0 .11%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
700 651
Other Asset Backed Securities - 0 .66%
Chase Funding Trust Series 2003-5
4.19%, 07/25/2033 612 568
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
4.05%, 12/25/2033 17 16
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(g)
393 391
DLLST 2022-1 LLC
2.79%, 01/22/2024
(g)
1,765 1,742
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 1,131 1,112
$ 3,829
Packaging & Containers - 0 .30%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
390 335
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 173
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 214
8.75%, 04/15/2030
(g)
160 141

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 $ 576 $ 582
Graphic Packaging International LLC
4.13%, 08/15/2024 125 122
LABL Inc
6.75%, 07/15/2026
(g)
185 176
$ 1,743
Pharmaceuticals - 0 .91%
180 Medical Inc
3.88%, 10/15/2029
(g)
245 207
AbbVie Inc
2.60%, 11/21/2024 550 523
4.05%, 11/21/2039 1,000 805
BellRing Brands Inc
7.00%, 03/15/2030
(g)
445 420
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 352
Cigna Corp
4.90%, 12/15/2048 165 140
CVS Health Corp
4.30%, 03/25/2028 98 92
4.88%, 07/20/2035 570 512
5.05%, 03/25/2048 260 221
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 253
Viatris Inc
1.65%, 06/22/2025 175 156
Zoetis Inc
3.00%, 09/12/2027 860 771
4.45%, 08/20/2048 1,035 839
$ 5,291
Pipelines - 2 .10%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
550 502
5.75%, 03/01/2027
(g)
415 395
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
670 551
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
760 715
Energy Transfer LP
3.75%, 05/15/2030 840 714
4.50%, 04/15/2024 1,325 1,301
5.15%, 03/15/2045 1,625 1,267
Enterprise Products Operating LLC
4.20%, 01/31/2050 515 378
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 86
7.50%, 06/01/2027
(g)
155 153
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
284 258
2.16%, 03/31/2034
(g)
277 226
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
720 616
5.63%, 02/15/2026
(g)
345 338
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,065
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
505 474
NuStar Logistics LP
5.75%, 10/01/2025 150 145
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 424
5.00%, 03/15/2027 275 265
5.75%, 05/15/2024 1,225 1,224
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
4.55%, 06/24/2024 $ 1,225 $ 1,204
$ 12,301
REITs - 1 .13%
American Tower Corp
1.30%, 09/15/2025 445 392
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(g)
500 413
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
525 427
3.75%, 09/15/2030
(g)
403 278
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 810 569
2.30%, 11/15/2028 1,440 1,146
Kimco Realty Corp
3.20%, 04/01/2032 515 410
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
598 476
Mid-America Apartments LP
2.88%, 09/15/2051 646 373
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
125 107
5.88%, 10/01/2028
(g)
50 45
7.50%, 06/01/2025
(g)
105 105
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 214
4.13%, 08/15/2030
(g)
1,550 1,280
XHR LP
4.88%, 06/01/2029
(g)
421 363
$ 6,598
Retail - 0 .38%
Bath & Body Works Inc
5.25%, 02/01/2028 220 195
6.63%, 10/01/2030
(g)
330 295
9.38%, 07/01/2025
(g)
238 247
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
560 487
IRB Holding Corp
7.00%, 06/15/2025
(g)
25 25
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
525 474
Patrick Industries Inc
4.75%, 05/01/2029
(g)
215 162
7.50%, 10/15/2027
(g)
340 311
$ 2,196
Semiconductors - 0 .51%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 52
3.42%, 04/15/2033
(g)
1,905 1,448
KLA Corp
3.30%, 03/01/2050 1,080 726
NVIDIA Corp
3.50%, 04/01/2050 435 307
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 125
3.15%, 05/01/2027 140 124
Skyworks Solutions Inc
1.80%, 06/01/2026 235 200
$ 2,982
Software - 1 .65%
Fidelity National Information Services Inc
4.50%, 07/15/2025 1,000 973

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.20%, 07/01/2026 $ 1,000 $ 918
4.40%, 07/01/2049 925 695
Open Text Corp
3.88%, 02/15/2028
(g)
200 171
3.88%, 12/01/2029
(g)
1,185 939
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
850 677
Oracle Corp
2.50%, 04/01/2025 270 252
2.80%, 04/01/2027 525 464
3.95%, 03/25/2051 670 438
Salesforce Inc
3.70%, 04/11/2028 505 476
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 911
4.00%, 04/14/2032 410 353
VMware Inc
1.40%, 08/15/2026 1,500 1,280
1.80%, 08/15/2028 1,360 1,073
$ 9,620
Sovereign - 1 .29%
Brazilian Government International Bond
3.88%, 06/12/2030
(h)
645 543
CoBank ACB
6.25%, 10/01/2026
(f),(i)
670 640
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 700 478
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 424
Egypt Government International Bond
5.80%, 09/30/2027
(g)
800 582
Indonesia Government International Bond
2.85%, 02/14/2030 650 552
Jamaica Government International Bond
7.88%, 07/28/2045 300 320
Mexico Government International Bond
4.75%, 03/08/2044 570 432
Nigeria Government International Bond
7.38%, 09/28/2033
(g)
500 301
Oman Government International Bond
6.25%, 01/25/2031
(g)
270 257
Panama Government International Bond
4.50%, 01/19/2063 200 127
Peruvian Government International Bond
2.78%, 12/01/2060 350 186
Philippine Government International Bond
3.75%, 01/14/2029 300 276
Qatar Government International Bond
4.63%, 06/02/2046 500 441
Saudi Government International Bond
4.50%, 10/26/2046 1,500 1,193
Turkey Government International Bond
6.13%, 10/24/2028 650 541
UAE International Government Bond
3.25%, 10/19/2061
(g)
350 230
$ 7,523
Telecommunications - 2 .03%
America Movil SAB de CV
5.38%, 04/04/2032
(g)
825 698
AT&T Inc
2.75%, 06/01/2031 315 252
3.50%, 09/15/2053 2,668 1,712
Axtel SAB de CV
6.38%, 11/14/2024 325 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CT Trust
5.13%, 02/03/2032
(g)
$ 550 $ 439
DKT Finance ApS
9.38%, 06/17/2023
(g)
200 192
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
400 292
Maxar Technologies Inc
7.75%, 06/15/2027
(g)
490 480
Millicom International Cellular SA
4.50%, 04/27/2031
(g)
250 188
Telecom Italia Capital SA
6.38%, 11/15/2033 85 65
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
235 221
T-Mobile USA Inc
2.40%, 03/15/2029 910 744
2.55%, 02/15/2031 650 514
3.50%, 04/15/2025 715 682
3.50%, 04/15/2031 1,800 1,514
Verizon Communications Inc
2.55%, 03/21/2031 2,435 1,924
2.88%, 11/20/2050 220 130
4.27%, 01/15/2036 934 785
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
575 480
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
536 341
$ 11,870
Transportation - 0 .24%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 155
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 378 350
Union Pacific Corp
3.50%, 02/14/2053 880 616
XPO Escrow Sub LLC
7.50%, 11/15/2027
(g)
260 259
$ 1,389
TOTAL BONDS $ 301,626
SENIOR FLOATING RATE INTERESTS
- 0 .94%
Principal
Amount (000's) Value (000's)
Airlines - 0 .15%
AAdvantage Loyalty IP Ltd
8.99%, 04/20/2028
(o)
$ 510 $ 505
1 Month USD LIBOR + 4.75%
United Airlines Inc
8.11%, 04/14/2028
(o)
376 366
1 Month USD LIBOR + 3.75%
$ 871
Commercial Services - 0 .07%
Garda World Security Corp
7.24%, 10/30/2026
(o)
464 441
1 Month USD LIBOR + 4.25%
Computers - 0 .04%
Virtusa Corp
7.50%, 02/11/2028
(o)
269 257
1 Month USD LIBOR + 3.75%
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc
6.82%, 12/22/2026
(o)
416 392
1 Month USD LIBOR + 3.75%

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .10%
Russell Investments US Institutional Holdco Inc
6.12%, 05/30/2025
(o)
$ 657 $ 605
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
6.00%, 03/24/2025
(o)
121 118
3 Month USD LIBOR + 2.00%
Insurance - 0 .03%
Asurion LLC
6.40%, 08/19/2028
(o)
166 149
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Lodging - 0 .04%
Fertitta Entertainment LLC/NV
7.73%, 01/13/2029
(o)
255 239
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .12%
CSC Holdings LLC
5.91%, 04/15/2027
(o)
188 178
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
8.75%, 08/02/2027
(o)
543 516
1 Month USD LIBOR + 5.00%
$ 694
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
12.94%, 11/01/2025
(o)
47 49
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .08%
Valcour Packaging LLC
7.98%, 09/30/2028
(o)
507 454
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .13%
Bausch Health Cos Inc
8.62%, 01/27/2027
(o)
691 516
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
7.25%, 05/05/2028
(o)
241 238
1 Month USD LIBOR + 3.50%
$ 754
Retail - 0 .08%
IRB Holding Corp
5.87%, 02/05/2025
(o)
507 499
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,522
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 52 .81%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .58%
2.49%, 01/01/2034 $ 34 $ 33
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,384 1,216
3.00%, 02/01/2043 683 599
3.00%, 03/01/2043 285 250
4.00%, 02/01/2046 3,188 2,988
4.50%, 04/01/2031 310 307
4.50%, 04/01/2041 1,871 1,812
5.00%, 06/01/2031 220 219
5.50%, 05/01/2033 24 25
5.50%, 10/01/2033 33 32
5.50%, 12/01/2033 424 428
5.50%, 11/01/2036 344 345
5.50%, 04/01/2038 66 65
5.50%, 08/01/2038 172 177
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 07/01/2023 $ 6 $ 6
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 11 11
6.00%, 12/01/2032 11 11
6.00%, 02/01/2033 81 81
6.00%, 12/01/2033 19 20
6.00%, 10/01/2036 83 86
6.00%, 07/01/2038 374 379
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 1 1
6.50%, 09/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 4 4
6.50%, 04/01/2035 38 40
6.50%, 10/01/2035 26 26
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 8 8
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 3 4
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 2
8.00%, 09/01/2030 36 36
$ 9,224
Federal National Mortgage Association (FNMA) - 0 .25%
1.98%, 02/01/2036 4 3
1.00 x 12 Month USD LIBOR + 1.61%
2.04%, 04/01/2036 16 15
1.00 x 12 Month USD LIBOR + 1.54%
2.15%, 10/01/2034 20 20
1.00 x 6 Month USD LIBOR + 1.08%
2.26%, 01/01/2033 36 35
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
3.27%, 07/01/2033 269 271
1.00 x 12 Month USD LIBOR + 1.56%
3.50%, 04/01/2033 58 57
1.00 x 6 Month USD LIBOR + 2.26%
3.99%, 08/01/2035 63 62
1.00 x 12 Month USD LIBOR + 1.74%
5.00%, 07/01/2044 1,035 1,024
$ 1,487
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 25 .10%
1.50%, 12/01/2036 5,631 4,797
2.00%, 12/01/2035 1,642 1,443
2.00%, 03/01/2036 2,001 1,759
2.00%, 07/01/2050 2,326 1,841
2.00%, 01/01/2051 4,853 3,898
2.00%, 02/01/2051 9,725 7,787
2.00%, 03/01/2051 4,289 3,441
2.00%, 03/01/2051 5,559 4,439
2.00%, 11/01/2051 4,689 3,728
2.00%, 12/01/2051 1,572 1,258
2.00%, 12/01/2051 4,707 3,735
2.00%, 04/01/2052 5,928 4,709
2.00%, 05/01/2052 3,436 2,747
2.50%, 04/01/2028 872 827
2.50%, 06/01/2028 59 55
2.50%, 09/01/2029 214 199
2.50%, 06/01/2035 374 339
2.50%, 08/01/2035 1,822 1,650
2.50%, 05/01/2036 387 350
2.50%, 11/01/2037
(p)
4,000 3,604
2.50%, 08/01/2050 3,157 2,609
2.50%, 07/01/2051 3,595 2,967
2.50%, 09/01/2051 4,545 3,756

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 09/01/2051 $ 4,333 $ 3,580
2.50%, 11/01/2051 2,141 1,775
2.50%, 01/01/2052 2,202 1,831
2.50%, 02/01/2052 1,923 1,587
2.50%, 04/01/2052 1,923 1,582
2.50%, 11/01/2052
(p)
8,767 7,174
3.00%, 10/01/2029 40 38
3.00%, 09/01/2032 82 76
3.00%, 11/01/2037
(p)
6,100 5,609
3.00%, 12/01/2040 116 101
3.00%, 04/01/2043 230 201
3.00%, 05/01/2043 419 368
3.00%, 08/01/2043 1,446 1,267
3.00%, 03/01/2048 2,314 1,993
3.00%, 12/01/2048 66 57
3.00%, 07/01/2050 2,532 2,181
3.00%, 11/01/2050 865 744
3.00%, 07/01/2051 5,809 4,963
3.00%, 04/01/2052 3,587 3,075
3.00%, 11/01/2052
(p)
2,800 2,379
3.50%, 02/01/2033 16 15
3.50%, 05/01/2034 851 804
3.50%, 11/01/2037
(p)
1,500 1,409
3.50%, 01/01/2041 89 81
3.50%, 01/01/2044 734 666
3.50%, 11/01/2044 1,473 1,333
3.50%, 04/01/2047 93 84
3.50%, 10/01/2047 37 33
3.50%, 11/01/2047 2,464 2,213
3.50%, 03/01/2048 21 19
3.50%, 11/01/2052
(p)
12,000 10,546
4.00%, 02/01/2031 110 105
4.00%, 03/01/2034 321 304
4.00%, 05/01/2047 2,738 2,555
4.00%, 06/01/2048 7 7
4.00%, 11/01/2052
(p)
10,200 9,271
4.50%, 04/01/2024 85 84
4.50%, 06/01/2044 371 359
4.50%, 11/01/2052
(p)
8,000 7,504
5.00%, 06/01/2048 707 693
5.00%, 11/01/2052
(p)
5,000 4,821
5.50%, 02/01/2023 1 1
5.50%, 07/01/2033 44 45
5.50%, 09/01/2033 72 73
5.50%, 05/01/2040 88 87
6.00%, 02/01/2038 63 63
6.00%, 05/01/2038 29 29
6.00%, 08/01/2038 135 136
6.00%, 08/01/2038 62 63
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 2
6.50%, 08/01/2032 4 4
6.50%, 07/01/2037 39 40
6.50%, 07/01/2037 163 168
6.50%, 12/01/2037 115 120
6.50%, 02/01/2038 210 217
6.50%, 09/01/2038 206 217
7.00%, 03/01/2032 13 13
7.50%, 08/01/2032 4 4
$ 146,710
Government National Mortgage Association (GNMA) - 7 .63%
2.00%, 08/20/2050 1,701 1,406
2.00%, 02/20/2051 5,521 4,565
2.00%, 07/20/2051 4,378 3,613
2.00%, 11/20/2051 1,400 1,154
2.50%, 06/20/2050 2,253 1,923
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 05/20/2051 $ 2,526 $ 2,148
2.50%, 09/20/2051 4,973 4,226
2.50%, 11/01/2052
(p)
2,825 2,393
3.00%, 06/20/2043 1,137 1,017
3.00%, 01/20/2045 425 381
3.00%, 06/20/2046 209 185
3.00%, 07/20/2046 894 793
3.00%, 11/20/2046 1,395 1,235
3.00%, 09/20/2051 4,907 4,306
3.00%, 11/01/2052
(p)
893 777
3.50%, 03/15/2042 578 531
3.50%, 04/15/2042 459 422
3.50%, 09/20/2044 55 48
3.50%, 09/20/2047 767 699
3.50%, 06/20/2048 896 814
3.50%, 11/01/2052
(p)
3,000 2,685
4.00%, 01/20/2048 1,907 1,818
4.00%, 11/01/2052
(p)
400 369
4.50%, 06/20/2025 460 441
4.50%, 09/15/2039 189 185
4.50%, 03/15/2040 779 759
4.50%, 11/01/2052
(p)
3,600 3,412
5.00%, 11/15/2033 730 735
5.00%, 06/15/2034 11 11
5.00%, 10/20/2039 53 53
5.00%, 07/20/2040 98 96
5.00%, 02/15/2042 536 540
5.50%, 10/15/2033 350 366
5.50%, 05/20/2035 28 28
5.50%, 02/15/2038 271 285
6.00%, 07/20/2028 10 10
6.00%, 11/20/2028 10 10
6.00%, 01/20/2029 11 11
6.00%, 07/20/2029 2 3
6.00%, 08/15/2031 14 14
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 6 6
6.00%, 02/15/2033 18 18
6.00%, 12/15/2033 11 12
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 10/15/2032 6 6
6.50%, 12/15/2032 33 34
7.00%, 06/15/2031 5 5
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 22 22
8.00%, 01/20/2031 2 2
$ 44,578
U.S. Treasury - 13 .94%
0.50%, 06/30/2027
(q)
6,500 5,470
1.25%, 08/15/2031 11,250 8,942
1.38%, 11/15/2031 8,250 6,583
1.63%, 08/15/2029 1,800 1,534
1.75%, 08/15/2041 2,430 1,586
1.88%, 11/15/2051 1,300 792
2.00%, 08/15/2051 13,000 8,189
2.25%, 11/15/2027 7,000 6,361
2.25%, 02/15/2052 7,300 4,896
2.38%, 05/15/2027 10,000 9,208
2.88%, 05/15/2032 5,500 4,983
3.00%, 11/15/2045 4,350 3,426
3.13%, 05/15/2048 9,915 8,043
3.88%, 08/15/2040
(r)
12,220 11,481
$ 81,494

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 4 .31%
2.49%, 11/25/2022
(s)
$ 15,672 $ 15,638
4.09%, 03/30/2023
(s)
9,725 9,557
$ 25,195
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 308,688
Total Investments $ 651,345
Other Assets and Liabilities -  (11.44)% (66,880)
TOTAL NET ASSETS - 100.00% $ 584,465
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,968 or
0.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $89,629 or 15.34% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,820 or 0.65% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,251 or 0.21% of net assets.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,029 or 0.52% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,329 or 0.23% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 38 .01%
Government 20 .14%
Financial 13 .84%
Consumer, Non-cyclical 6 .26%
Asset Backed Securities 5 .55%
Money Market Funds 5 .45%
Communications 4 .28%
Energy 3 .72%
Consumer, Cyclical 3 .62%
Industrial 3 .41%
Utilities 3 .29%
Technology 2 .62%
Basic Materials 1 .25%
Other Assets and Liabilities
( 11 .44 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 39,928 $ 560,049 $ 572,090 $ 27,887
$ 39,928 $ 560,049 $ 572,090 $ 27,887
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 185 $ — $ — $ —
$ 185 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2022 Long 37 $ 4,092 $ 37
US 10 Year Ultra Note; December 2022 Short 15 1,740 148
US 2 Year Note; December 2022 Short 20 4,088 86
US 5 Year Note; December 2022 Long 122 13,004 (570)
US Long Bond; December 2022 Long 85 10,243 (986)
Total $ (1,285)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
October 31, 2022
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/20/2027 $ 23,128 $ 1,556 $ 134 $ 1,690
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 10,256 (224) 140 (84)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 24,400 120 64 184
Total $ 1,452 $ 338 $ 1,790
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 6.80% Shares Held Value (000's)
Exchange-Traded Funds - 1.83%
Invesco Preferred ETF 225,634 $ 2,532
iShares Core U.S. Aggregate Bond ETF 146,800 13,931
iShares iBoxx High Yield Corporate Bond ETF 313,175 22,996
iShares Preferred & Income Securities ETF 1,500 46
SPDR Bloomberg High Yield Bond ETF
(a)
10,000 900
Vanguard Intermediate-Term Corporate Bond ETF 248,850 18,704
$ 59,109
Money Market Funds - 4.97%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(b),(c)
4,405,556 4,406
Principal Government Money Market Fund -
Institutional Class 2.82%
(b),(c),(d)
156,621,412 156,621
$ 161,027
TOTAL INVESTMENT COMPANIES $ 220,136
COMMON STOCKS - 2.40% Shares Held Value (000's)
Commercial Services - 0.01%
Cengage Learning Holdings II Inc
(e)
34,465 $ 414
Distribution & Wholesale - 0.85%
ATD New Holdings Inc
(e)
385,347 27,552
Home Furnishings - 0.00%
Targus Group International Inc
(e),(f)
75,880 4
Iron & Steel - 0.41%
Specialty Steel Holdings, Inc.
(e),(f),(g)
87 13,166
Mining - 0.87%
Arctic Canadian Diamond Co Ltd
(e),(f)
6,589 1,865
Real Alloy Holding Inc
(e),(f)
362 26,292
$ 28,157
Miscellaneous Manufacturers - 0.25%
Utex Industries
(e),(f)
120,675 8,085
Utex Industries - Warrants
(e),(f)
53,725 6
$ 8,091
Oil & Gas - 0.00%
SandRidge Energy Inc
(e)
286 5
Software - 0.01%
Skillsoft Corp
(a),(e)
230,831 413
TOTAL COMMON STOCKS $ 77,802
PREFERRED STOCKS - 1.18% Shares Held Value (000's)
Banks - 0.40%
AgriBank FCB 6.88%, 01/01/2024
(h)
33,000 $ 3,275
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(h)
37,462 945
3 Month USD LIBOR + 3.71%
Huntington Bancshares Inc/OH 4.50%,
04/15/2026
(h)
23 —
KeyCorp 6.13%, 12/15/2026
(h)
33,040 771
3 Month USD LIBOR + 3.89%
M&T Bank Corp 5.63%, 12/15/2026
(h)
1,324 30
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,354
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 12/31/2049
(h)
40,000 992
Northern Trust Corp 4.70%, 01/01/2025
(h)
6,727 135
PNC Financial Services Group Inc/The 8.53%,
11/01/2022
(h)
1,964 50
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(h)
37,100 772
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(h)
63,900 1,557
3 Month USD LIBOR + 3.11%
SVB Financial Group 5.25%, 02/15/2025
(h)
4,240 77
Synovus Financial Corp 5.88%, 07/01/2024
(h)
6,591 146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Valley National Bancorp 6.25%, 06/30/2025
(h)
119,724 2,659
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 12/15/2022
(h)
1,057 23
$ 12,786
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 4.75%,
09/30/2060
2,874 $ 49
Affiliated Managers Group Inc 5.88%,
03/30/2059
7,463 155
Capital One Financial Corp 4.80%, 06/01/2025
(h)
18,347 319
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,339 38
$ 561
Electric - 0.30%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,620 1,148
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
(a)
2,000 45
3 Month USD LIBOR + 3.68%
CMS Energy Corp 4.20%, 07/15/2026
(h)
5,253 86
CMS Energy Corp 5.88%, 03/01/2079 190,058 4,141
DTE Energy Co 4.38%, 12/01/2081 6,005 103
DTE Energy Co 5.25%, 12/01/2077 35,000 752
Duke Energy Corp 5.75%, 06/15/2024
(h)
6,332 150
Entergy Arkansas LLC 4.88%, 09/01/2066 1,961 41
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 2,580
Southern Co/The 5.25%, 12/01/2077 30,863 660
$ 9,706
Food - 0.03%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(h),(i)
10,000 955
Insurance - 0.08%
Equitable Holdings Inc 5.25%, 12/15/2024
(h)
22,899 427
Prudential Financial Inc 5.95%, 09/01/2062 18,078 433
Voya Financial Inc 5.35%, 09/15/2029
(h)
83,915 1,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,638
Pipelines - 0.03%
Enbridge Inc 6.38%, 04/15/2078 37,405 888
3 Month USD LIBOR + 3.59%
REITs - 0.30%
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(h)
10,173 129
Kimco Realty Corp 5.25%, 12/20/2022
(h)
6,409 126
Prologis Inc 8.54%, 11/13/2026
(h)
78,844 4,297
Public Storage 4.00%, 06/16/2026
(h)
80,000 1,303
Public Storage 4.13%, 08/14/2025
(h)
80,000 1,338
Public Storage 4.63%, 06/17/2025
(h)
15,000 279
Public Storage 5.60%, 03/11/2024
(h)
38,030 868
Vornado Realty Trust 5.25%, 11/24/2025
(h)
83,855 1,301
$ 9,641
Savings & Loans - 0.00%
New York Community Bancorp Inc 6.38%,
03/17/2027
(h)
1,363 29
3 Month USD LIBOR + 3.82%
Washington Federal Inc 4.88%, 04/15/2026
(h)
1,677 29
$ 58
Sovereign - 0.02%
CoBank ACB 6.20%, 01/01/2025
(h)
7,000 700
3 Month USD LIBOR + 3.74%
Telecommunications - 0.00%
AT&T Inc 4.75%, 02/18/2025
(h)
3,715 64
TOTAL PREFERRED STOCKS $ 37,997
BONDS - 72.26%
Principal
Amount (000's) Value (000's)
Advertising - 0.33%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 2,715 $ 2,134
7.75%, 04/15/2028
(i)
1,990 1,624

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
$ 1,350 $ 1,114
4.63%, 03/15/2030
(i)
2,250 1,861
5.00%, 08/15/2027
(i)
4,225 3,803
$ 10,536
Aerospace & Defense - 0.60%
Boeing Co/The
2.20%, 02/04/2026 4,200 3,712
5.81%, 05/01/2050 350 301
General Dynamics Corp
4.25%, 04/01/2040 1,500 1,288
Lockheed Martin Corp
5.90%, 11/15/2063 462 470
TransDigm Inc
4.63%, 01/15/2029 1,725 1,469
4.88%, 05/01/2029 1,710 1,454
5.50%, 11/15/2027 8,705 7,941
7.50%, 03/15/2027 2,450 2,414
TransDigm UK Holdings PLC
6.88%, 05/15/2026 325 317
$ 19,366
Agriculture - 0.14%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 404
5.80%, 02/14/2039 $ 1,450 1,239
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,160
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 559
Viterra Finance BV
3.20%, 04/21/2031
(i)
360 262
$ 4,624
Airlines - 0.29%
Air Canada
3.88%, 08/15/2026
(i)
4,275 3,783
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(i)
1,250 1,137
British Airways 2021-1 Class A Pass Through
Trust
2.90%, 09/15/2036
(i)
1,047 834
Delta Air Lines Inc
3.75%, 10/28/2029
(a)
1,000 824
Deutsche Lufthansa AG
3.75%, 02/11/2028 EUR 1,100 907
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
$ 1,950 1,795
United Airlines Inc
4.38%, 04/15/2026
(i)
100 91
$ 9,371
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 180
Automobile Manufacturers - 0.84%
BMW US Capital LLC
3.90%, 04/09/2025
(i)
$ 1,774 1,714
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031
(i)
260 193
Ford Motor Co
7.45%, 07/16/2031 1,390 1,395
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,583
3.82%, 11/02/2027 500 430
4.00%, 11/13/2030 6,325 5,115
4.13%, 08/17/2027 3,740 3,321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
5.11%, 05/03/2029 $ 925 $ 827
General Motors Co
5.40%, 10/15/2029 1,422 1,318
General Motors Financial Co Inc
2.40%, 04/10/2028 3,000 2,430
2.70%, 06/10/2031 1,118 832
2.75%, 06/20/2025 1,999 1,839
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 884
PACCAR Financial Corp
4.95%, 10/03/2025 $ 744 743
Renault SA
1.13%, 10/04/2027 EUR 500 391
Stellantis NV
0.75%, 01/18/2029 500 388
Toyota Motor Credit Corp
1.90%, 04/06/2028 $ 2,535 2,143
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027
(i)
1,616 1,498
$ 27,044
Automobile Parts & Equipment - 0.44%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 978
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 5,530 3,765
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026
(a)
500 482
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
7,135 5,115
Schaeffler AG
3.38%, 10/12/2028 EUR 1,300 1,086
Wheel Pros Inc
6.50%, 05/15/2029
(i)
$ 3,470 1,633
ZF Finance GmbH
2.75%, 05/25/2027 EUR 1,300 1,069
$ 14,128
Banks - 15.06%
ABN AMRO Bank NV
4.80%, 04/18/2026
(i)
$ 2,800 2,616
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),(i),(j),(k)
2,600 2,490
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(j)
EUR 1,700 1,618
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%
Banco BPM SpA
1.63%, 02/18/2025 750 679
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
1,200 1,162
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(h),(j),(k)
$ 3,550 3,120
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(h),(i),(j),(k)
625 573
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(h),(j),(k)
2,000 1,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
1.72%, 09/14/2027
(j)
$ 600 $ 490
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.13%, 02/08/2028 EUR 1,300 1,122
2.25%, 10/04/2032
(j)
GBP 800 715
Generic Britain 5 Year Government Bond
+ 1.65%
3.89%, 05/24/2024 $ 2,400 2,327
4.75%, 11/12/2026
(h),(j),(k)
10,000 7,038
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
5.15%, 08/18/2025 1,000 961
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,731 3,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Hapoalim BM
3.26%, 01/21/2032
(i),(j),(k)
2,000 1,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank of America Corp
0.98%, 09/25/2025
(j)
2,110 1,918
Secured Overnight Financing Rate + 0.91%
1.78%, 05/04/2027
(j)
EUR 3,700 3,355
3 Month Euro Interbank Offered Rate +
1.20%
2.46%, 10/22/2025
(j)
$ 4,249 3,965
3 Month USD LIBOR + 0.87%
2.68%, 06/19/2041
(j)
1,525 965
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(j)
1,937 1,340
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(j)
1,522 1,430
Secured Overnight Financing Rate + 1.33%
3.85%, 03/08/2037
(j)
2,960 2,372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.08%, 04/23/2040
(j)
2,370 1,849
3 Month USD LIBOR + 1.32%
4.18%, 11/25/2027 2,900 2,656
4.38%, 01/27/2027
(h),(j)
4,000 3,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(j)
822 728
Secured Overnight Financing Rate + 1.83%
6.11%, 01/29/2037 1,750 1,681
6.13%, 04/27/2027
(h),(j)
7,000 6,615
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.30%, 03/10/2026
(h),(j)
10,200 9,946
3 Month USD LIBOR + 4.55%
Bank of Montreal
2.65%, 03/08/2027 542 481
3.70%, 06/07/2025 2,086 1,997
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(h),(j)
5,588 4,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(h),(j)
6,100 5,841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
3.63%, 10/27/2081
(j)
$ 1,500 $ 1,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037
(j)
2,578 2,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
8.63%, 10/27/2082
(j)
1,000 1,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,910 1,839
Barclays PLC
3.56%, 09/23/2035
(j)
2,381 1,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.20%, 05/12/2026 1,000 915
8.00%, 06/15/2024
(h),(j),(k)
9,500 8,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
1.32%, 01/13/2027
(i),(j)
632 532
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(i),(j)
700 587
Secured Overnight Financing Rate + 0.91%
2.59%, 08/12/2035
(i),(j)
900 625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
2.87%, 04/19/2032
(i),(j)
2,979 2,204
Secured Overnight Financing Rate + 1.39%
6.63%, 03/25/2024
(h),(i),(j),(k)
400 374
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(h),(i),(j),(k)
8,000 7,753
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
3.12%, 10/19/2032
(i),(j)
1,800 1,229
Secured Overnight Financing Rate + 1.73%
3.58%, 10/19/2042
(i),(j)
1,200 731
Secured Overnight Financing Rate + 1.95%
CaixaBank SA
2.25%, 04/17/2030
(j)
EUR 1,000 889
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.68%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,149
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 2,800 2,386
3 Month Euro Interbank Offered Rate +
0.96%
1.46%, 06/09/2027
(j)
$ 2,300 1,948
Secured Overnight Financing Rate + 0.77%
2.57%, 06/03/2031
(j)
559 437
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(j)
501 316
Secured Overnight Financing Rate + 1.38%
3.67%, 07/24/2028
(j)
969 869
3 Month USD LIBOR + 1.39%
3.79%, 03/17/2033
(j)
2,982 2,470
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(h),(j)
11,500 9,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(h),(j)
11,500 9,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 3,055 2,836

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
5.61%, 09/29/2026
(j)
$ 1,649 $ 1,627
Secured Overnight Financing Rate + 1.55%
5.88%, 02/22/2033 1,838 1,739
Citizens Financial Group Inc
2.64%, 09/30/2032 4,425 3,147
5.65%, 10/06/2025
(h),(j)
2,100 1,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Cooperatieve Rabobank UA
1.00%, 09/24/2026
(i),(j)
5,262 4,542
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
Credit Agricole SA
1.25%, 01/26/2027
(i)
4,054 3,415
Secured Overnight Financing Rate + 1.78%
7.88%, 01/23/2024
(h),(i),(j),(k)
2,000 1,987
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(h),(i),(j),(k)
6,800 6,766
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,350 1,208
Credit Suisse Group AG
6.25%, 12/18/2024
(h),(i),(j),(k)
3,000 2,520
USD Swap Semi-Annual 5 Year + 3.46%
7.25%, 09/12/2025
(h),(i),(j),(k)
3,000 2,349
USD Swap Rate NY 5 Year + 4.33%
7.50%, 12/11/2023
(h),(j),(k)
3,000 2,715
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
0.98%, 09/10/2025
(i),(j)
930 834
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.38%, 02/12/2030
(j)
EUR 3,700 3,285
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.70%
3.24%, 12/20/2025
(i),(j)
$ 1,899 1,753
3 Month USD LIBOR + 1.59%
4.38%, 05/18/2026
(h),(j),(k)
3,000 2,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
7.00%, 06/26/2025
(h),(j),(k)
2,000 1,845
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.31%, 11/16/2027
(j)
886 707
Secured Overnight Financing Rate + 1.22%
2.55%, 01/07/2028
(j)
154 123
Secured Overnight Financing Rate + 1.32%
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
1,920 1,789
DNB Bank ASA
4.88%, 11/12/2024
(h),(j),(k)
5,000 4,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Ecobank Transnational Inc
9.50%, 04/18/2024 1,500 1,410
Fifth Third Bancorp
8.25%, 03/01/2038 400 453
Fifth Third Bank NA
5.85%, 10/27/2025
(j)
768 769
Secured Overnight Financing Rate + 1.23%
First Horizon Bank
5.75%, 05/01/2030 3,825 3,649
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
1.00%, 03/18/2033 EUR 1,000 $ 692
1.54%, 09/10/2027
(j)
$ 1,915 1,607
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(j)
1,613 1,200
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(j)
1,425 949
Secured Overnight Financing Rate + 1.51%
3.50%, 11/16/2026 2,256 2,069
4.22%, 05/01/2029
(j)
1,325 1,199
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(h),(j)
13,020 11,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 852
5.50%, 08/10/2024
(h),(j)
1,000 949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
5.70%, 11/01/2024
(l)
1,658 1,658
6.75%, 10/01/2037 3,951 3,906
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(h),(j)
5,300 6,498
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
1.59%, 05/24/2027
(j)
868 713
Secured Overnight Financing Rate + 1.29%
2.25%, 11/22/2027
(j)
4,650 3,823
Secured Overnight Financing Rate + 1.10%
3.13%, 06/07/2028 EUR 1,100 997
4.18%, 12/09/2025
(j)
$ 4,320 4,069
Secured Overnight Financing Rate + 1.51%
4.38%, 11/23/2026 1,500 1,362
8.11%, 11/03/2033
(j),(l)
1,239 1,237
Secured Overnight Financing Rate + 4.25%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(j)
5,085 4,468
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(h),(j)
5,000 4,544
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(a),(j)
1,916 1,829
Secured Overnight Financing Rate + 1.65%
ING Groep NV
1.40%, 07/01/2026
(i),(j)
3,995 3,500
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.63%, 09/26/2029
(j)
EUR 2,600 2,388
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.25%
6.50%, 04/16/2025
(h),(j),(k)
$ 2,500 2,275
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 2,407 2,263
JPMorgan Chase & Co
0.65%, 09/16/2024
(j)
2,708 2,585
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
1.09%, 03/11/2027
(j)
EUR 2,900 2,582
3 Month Euro Interbank Offered Rate +
0.76%
2.01%, 03/13/2026
(j)
$ 5,725 5,220
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(j)
3,224 2,606
Secured Overnight Financing Rate + 1.02%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.53%, 11/19/2041
(j)
$ 5,838 $ 3,602
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(j)
705 532
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028
(j)
774 696
3 Month USD LIBOR + 1.38%
3.65%, 06/01/2026
(h),(j)
10,500 8,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.91%, 07/25/2033
(j)
1,822 1,658
Secured Overnight Financing Rate + 2.08%
5.72%, 09/14/2033
(j)
2,215 2,065
Secured Overnight Financing Rate + 2.58%
6.75%, 02/01/2024
(h),(j)
6,158 6,158
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 852
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 1,300 1,278
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
7.50%, 06/27/2024
(h),(j),(k)
$ 2,533 2,415
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(h),(j),(k)
300 278
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(h),(j)
3,000 2,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(h),(j)
2,585 2,372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 267 246
4.79%, 07/18/2025
(j)
1,986 1,948
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mizuho Financial Group Inc
2.56%, 09/13/2025
(j)
930 870
Secured Overnight Financing Rate + 1.36%
2.56%, 09/13/2031 2,443 1,751
Morgan Stanley
1.16%, 10/21/2025 2,071 1,877
Secured Overnight Financing Rate + 1.12%
1.51%, 07/20/2027
(j)
2,900 2,459
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(j)
450 319
Secured Overnight Financing Rate + 1.36%
2.63%, 03/09/2027 GBP 1,000 1,014
3.22%, 04/22/2042
(j)
$ 1,937 1,317
Secured Overnight Financing Rate + 1.49%
3.63%, 01/20/2027 5,291 4,875
4.68%, 07/17/2026
(j)
607 588
Secured Overnight Financing Rate + 1.67%
5.30%, 04/20/2037
(j)
1,834 1,626
Secured Overnight Financing Rate + 2.62%
6.34%, 10/18/2033
(j)
438 444
Secured Overnight Financing Rate + 2.56%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 1,450 1,318
National Bank of Canada
0.55%, 11/15/2024
(j)
1,887 1,788
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(j)
$ 1,419 $ 1,179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.11%, 11/28/2031
(j)
GBP 700 650
Generic Britain 5 Year Government Bond
+ 1.75%
3.03%, 11/28/2035
(j)
$ 4,211 2,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.62%, 08/14/2030
(j)
GBP 900 938
Generic Britain 5 Year Government Bond
+ 3.55%
NBK SPC Ltd
1.63%, 09/15/2027
(j)
$ 2,600 2,207
Secured Overnight Financing Rate + 1.05%
NongHyup Bank
1.25%, 07/20/2025 2,500 2,225
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 865
5.38%, 09/22/2027
(i)
$ 1,170 1,127
6.63%, 03/26/2026
(h),(j),(k)
1,000 942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(h),(j)
5,000 3,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(h),(j)
2,000 1,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(h),(j)
500 474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Regions Financial Corp
5.75%, 06/15/2025
(h),(j)
2,425 2,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,855 1,981
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,845
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,400 1,188
3 Month USD LIBOR + 1.40%
Societe Generale SA
1.79%, 06/09/2027
(i),(j)
3,000 2,457
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.63%, 03/01/2041
(i)
700 396
7.38%, 10/04/2023
(h),(i),(j),(k)
1,750 1,603
USD Swap Semi-Annual 5 Year + 4.30%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(e)
230 —
Standard Chartered PLC
4.75%, 01/14/2031
(h),(j),(k)
4,000 2,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
5.70%, 03/26/2044
(a),(i)
400 315
Sumitomo Mitsui Trust Bank Ltd
0.85%, 03/25/2024
(i)
2,587 2,422
SVB Financial Group
4.00%, 05/15/2026
(h),(j)
4,000 2,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(h),(j)
700 430
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
SVB Financial Group   (continued)
4.25%, 11/15/2026
(h),(j)
$ 6,000 $ 4,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
4.35%, 04/29/2028
(j)
2,581 2,367
Secured Overnight Financing Rate + 1.71%
Swedbank AB
1.54%, 11/16/2026
(i)
2,405 2,064
5.63%, 09/17/2024
(h),(j),(k)
1,000 940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
1,699 1,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.95%, 01/12/2027
(a)
6,362 5,516
3.22%, 07/25/2029
(j)
CAD 3,400 2,392
Canadian Dollar Offered Rate 3 Month +
1.25%
3.77%, 06/06/2025 $ 635 609
4.69%, 09/15/2027
(a)
3,301 3,162
8.13%, 10/31/2082
(j)
1,300 1,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.26%, 07/28/2026
(j)
1,206 1,163
Secured Overnight Financing Rate + 1.46%
4.80%, 09/01/2024
(h),(j)
12,275 11,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(h),(j)
1,000 958
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.38%, 01/13/2025
(i)
2,000 1,830
UBS Group AG
1.49%, 08/10/2027
(i),(j)
785 647
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
4.75%, 05/12/2028
(i),(j)
1,713 1,570
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 02/12/2027
(h),(i),(j),(k)
2,000 1,596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
5.13%, 07/29/2026
(h),(j),(k)
700 606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%
6.88%, 08/07/2025
(h),(j),(k)
3,000 2,843
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(h),(j),(k)
5,000 4,838
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
1.20%, 01/20/2026
(j)
EUR 2,700 2,439
3 Month Euro Interbank Offered Rate +
1.35%
5.46%, 06/30/2035
(i),(j)
$ 700 522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
8.00%, 06/03/2024
(h),(j),(k)
1,100 1,027
USD Swap Semi-Annual 5 Year + 5.18%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
2.49%, 11/03/2036
(j)
$ 4,673 $ 3,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.70%, 01/15/2027
(h),(j)
26,700 20,759
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(j)
1,094 1,097
Secured Overnight Financing Rate + 1.43%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 428
2.39%, 06/02/2028
(j)
$ 193 165
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(j)
2,415 1,636
Secured Overnight Financing Rate + 2.53%
3.90%, 03/15/2026
(h),(j)
6,300 5,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.30%, 07/22/2027 6,795 6,356
4.61%, 04/25/2053
(j)
1,207 962
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 1,200 926
5.61%, 01/15/2044 1,129 985
Wells Fargo Bank NA
6.60%, 01/15/2038 600 611
Westpac Banking Corp
2.89%, 02/04/2030
(j)
4,397 4,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Zions Bancorp NA
3.25%, 10/29/2029 4,002 3,206
$ 487,815
Beverages - 0.75%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,400 1,265
4.90%, 02/01/2046 4,764 4,086
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,600 1,363
2.00%, 03/17/2028 500 458
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 $ 1,500 1,131
4.60%, 04/15/2048 3,869 3,190
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(i)
1,675 1,473
Constellation Brands Inc
3.75%, 05/01/2050 650 454
4.35%, 05/09/2027 3,659 3,493
JDE Peet's NV
0.80%, 09/24/2024
(i)
3,000 2,722
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 892
PepsiCo Inc
2.25%, 03/19/2025 1,641 1,546
3.60%, 02/18/2028 835 786
3.90%, 07/18/2032 1,277 1,182
4.20%, 07/18/2052 285 243
$ 24,284
Biotechnology - 0.16%
Amgen Inc
2.80%, 08/15/2041 3,328 2,227
3.15%, 02/21/2040 656 467
4.88%, 03/01/2053 621 528
CSL Finance PLC
4.75%, 04/27/2052
(i)
782 656

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031 $ 1,968 $ 1,436
$ 5,314
Building Materials - 0.34%
Carrier Global Corp
3.38%, 04/05/2040 1,719 1,227
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
3,950 3,692
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
4,500 3,811
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,850 1,554
Standard Industries Inc/NJ
4.75%, 01/15/2028
(i)
1,015 889
$ 11,173
Chemicals - 0.84%
Albemarle Corp
4.65%, 06/01/2027 1,511 1,436
5.65%, 06/01/2052 1,086 932
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(i)
1,525 1,212
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 368
Braskem Idesa SAPI
7.45%, 11/15/2029 $ 1,900 1,453
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
2,257 1,832
Cabot Corp
5.00%, 06/30/2032 1,077 961
Celanese US Holdings LLC
5.90%, 07/05/2024 1,327 1,304
CF Industries Inc
5.38%, 03/15/2044 1,937 1,646
Chemours Co/The
5.75%, 11/15/2028
(i)
1,400 1,189
Diamond BC BV
4.63%, 10/01/2029
(i)
1,425 1,047
Dow Chemical Co/The
6.90%, 05/15/2053 905 914
DuPont de Nemours Inc
5.32%, 11/15/2038 500 453
Ecolab Inc
1.65%, 02/01/2027 1,250 1,090
2.70%, 12/15/2051 1,805 1,079
INEOS Finance PLC
2.88%, 05/01/2026 EUR 1,300 1,140
Kronos International Inc
3.75%, 09/15/2025 500 417
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 $ 500 385
RPM International Inc
2.95%, 01/15/2032 422 323
4.55%, 03/01/2029 1,774 1,605
Sasol Financing USA LLC
5.50%, 03/18/2031 4,625 3,464
Sherwin-Williams Co/The
4.05%, 08/08/2024 557 546
Westlake Corp
0.88%, 08/15/2024 1,000 928
3.13%, 08/15/2051
(a)
1,113 652
3.38%, 08/15/2061 1,405 772
$ 27,148
Coal - 0.09%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(i)
950 932
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
$ 2,425 $ 1,989
$ 2,921
Commercial Mortgage Backed Securities - 7.32%
BANK 2017-BNK5
1.11%, 06/15/2060
(i),(m),(n)
42,403 1,846
BANK 2017-BNK9
1.46%, 11/15/2054
(i),(m),(n)
15,200 915
BANK 2018-BNK10
1.73%, 02/15/2061
(i),(m),(n)
31,334 2,377
BANK 2018-BNK12
1.41%, 05/15/2061
(i),(m),(n)
18,728 1,168
BANK 2018-BNK13
1.58%, 08/15/2061
(i),(m),(n)
41,485 3,056
BANK 2018-BNK14
1.61%, 09/15/2060
(i),(m),(n)
11,466 832
BANK 2018-BNK15
4.58%, 11/15/2061
(n)
1,500 1,358
BANK 2019-BNK16
1.83%, 02/15/2052
(i),(m),(n)
13,120 1,161
BANK 2019-BNK17
1.59%, 04/15/2052
(i),(m),(n)
11,541 907
BANK 2019-BNK18
1.35%, 05/15/2062
(i),(m),(n)
17,647 1,221
BANK 2019-BNK19
1.03%, 08/15/2061
(i),(m),(n)
17,014 878
BANK 2019-BNK20
1.22%, 09/15/2062
(i),(m),(n)
15,674 989
BANK 2019-BNK22
0.96%, 11/15/2062
(i),(m),(n)
18,082 941
BANK 2019-BNK23
1.01%, 12/15/2052
(i),(m),(n)
9,170 496
BANK 2019-BNK24
1.02%, 11/15/2062
(i),(m),(n)
26,932 1,488
BANK 2020-BNK25
0.92%, 01/15/2063
(i),(m),(n)
9,704 485
1.50%, 01/15/2063
(i),(m)
10,561 785
1.92%, 01/15/2063
(i),(n)
5,561 2,498
2.50%, 01/15/2063
(i)
1,550 980
BANK 2021-BNK35
1.50%, 06/15/2064
(i),(m),(n)
7,000 626
1.66%, 06/15/2064
(i),(n)
3,301 1,322
1.66%, 06/15/2064
(i),(n)
3,707 1,590
BANK 2021-BNK36
2.50%, 09/15/2064
(i),(n)
2,600 1,558
2.50%, 09/15/2064
(i),(n)
2,250 1,235
BANK 2021-BNK38
0.72%, 12/15/2064
(i),(m),(n)
10,388 490
2.50%, 12/15/2064
(i)
2,750 1,647
2.50%, 12/15/2064
(i)
2,100 1,151
BANK 2022-BNK40
0.89%, 03/15/2064
(i),(m),(n)
7,663 453
BANK 2022-BNK42
2.22%, 06/15/2055
(i),(m),(n)
13,601 1,954
Barclays Commercial Mortgage Trust 2019-C3
1.78%, 05/15/2052
(i),(m),(n)
6,117 546
Barclays Commercial Mortgage Trust 2019-C4
1.15%, 08/15/2052
(i),(m),(n)
13,091 776
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(i),(m),(n)
14,866 1,020
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(i),(m),(n)
7,424 499
BBCMS Mortgage Trust 2020-C7
3.60%, 04/15/2053
(i),(n)
3,000 1,959

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2018-B1 Mortgage Trust
1.18%, 01/15/2051
(i),(m),(n)
$ 12,667 $ 655
1.43%, 01/15/2051
(i),(m),(n)
30,260 1,774
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(i),(m),(n)
5,520 342
Benchmark 2018-B5 Mortgage Trust
3.11%, 07/15/2051
(i),(n)
4,500 3,192
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(i),(m),(n)
37,790 2,555
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(i),(m),(n)
16,962 1,518
3.00%, 05/15/2053
(i)
5,000 3,521
Benchmark 2018-B8 Mortgage Trust
1.86%, 01/15/2052
(i),(m),(n)
6,900 612
Benchmark 2019-B10 Mortgage Trust
1.86%, 03/15/2062
(i),(m),(n)
12,985 1,207
Benchmark 2019-B11 Mortgage Trust
1.51%, 05/15/2052
(i),(m),(n)
13,924 1,047
Benchmark 2019-B12 Mortgage Trust
1.11%, 08/15/2052
(i),(m),(n)
13,870 780
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(i),(m),(n)
6,500 322
1.50%, 08/15/2057
(i),(m),(n)
4,000 311
Benchmark 2019-B14 Mortgage Trust
1.27%, 12/15/2062
(i),(m),(n)
14,908 1,026
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(i),(m),(n)
24,552 1,279
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(i),(m),(n)
11,550 1,106
Benchmark 2020-B16 Mortgage Trust
1.21%, 02/15/2053
(i),(m),(n)
7,615 458
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(i),(m),(n)
12,580 943
Benchmark 2021-B23 Mortgage Trust
1.20%, 02/15/2054
(i),(m),(n)
24,240 1,761
2.00%, 02/15/2054
(i)
3,000 1,731
Benchmark 2021-B27 Mortgage Trust
1.49%, 07/15/2054
(i),(m),(n)
21,507 2,038
2.00%, 07/15/2054
(i)
5,000 2,849
Benchmark 2021-B31 Mortgage Trust
1.14%, 12/15/2054
(i),(m),(n)
15,995 1,195
2.25%, 12/15/2054
(i)
2,500 1,379
Benchmark 2022-B32 Mortgage Trust
1.52%, 01/15/2055
(i),(m),(n)
13,067 1,234
2.00%, 01/15/2055
(i)
2,130 1,168
Benchmark 2022-B33 Mortgage Trust
1.62%, 03/15/2055
(i),(m),(n)
10,960 1,133
Benchmark 2022-B34 Mortgage Trust
1.83%, 04/15/2055
(i),(m),(n)
7,270 870
BPR Trust 2022-OANA
6.07%, 04/15/2037
(i)
8,500 7,914
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.70%
BX Commercial Mortgage Trust 2021-SOAR
4.08%, 06/15/2038
(i)
992 942
1.00 x 1 Month USD LIBOR + 0.67%
Cantor Commercial Real Estate Lending
2019-CF2
1.44%, 11/15/2052
(i),(m),(n)
10,105 744
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(i),(m),(n)
11,514 693
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(i),(m),(n)
20,444 1,590
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(i),(m),(n)
13,247 792
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2018-C5
3.34%, 06/10/2051
(i),(n)
$ 1,000 $ 698
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(i),(m),(n)
15,766 1,024
Citigroup Commercial Mortgage Trust
2019-GC41
0.84%, 08/10/2056
(i),(m),(n)
13,007 583
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(i),(m),(n)
11,280 384
0.62%, 11/10/2052
(i),(m),(n)
2,528 82
0.62%, 11/10/2052
(i),(m),(n)
1,750 56
3.00%, 11/10/2052
(i)
5,000 3,361
3.00%, 11/10/2052
(i)
1,750 803
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(i),(m),(n)
21,133 1,256
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(i)
13,993 8,816
5.30%, 05/15/2045
(i),(n)
5,889 4,321
COMM 2012-CCRE4 Mortgage Trust
4.50%, 10/15/2045
(i),(n)
1,651 413
COMM 2012-CCRE5 Mortgage Trust
4.36%, 12/10/2045
(i),(n)
7,500 6,986
COMM 2013-CCRE6 Mortgage Trust
0.99%, 03/10/2046
(m),(n)
33,288 —
4.08%, 03/10/2046
(i),(n)
10,215 10,021
4.08%, 03/10/2046
(i),(n)
13,750 13,042
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(i),(m),(n)
44,717 175
COMM 2017-COR2 Mortgage Trust
1.16%, 09/10/2050
(m),(n)
69,699 2,964
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(i),(m),(n)
15,800 1,145
COMM 2019-GC44 Mortgage Trust
1.02%, 08/15/2057
(i),(m),(n)
5,500 311
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(i),(m),(n)
8,985 586
CSAIL 2019-C15 Commercial Mortgage Trust
1.03%, 03/15/2052
(m),(n)
54,349 2,389
1.99%, 03/15/2052
(i),(m),(n)
3,981 379
CSAIL 2019-C17 Commercial Mortgage Trust
1.35%, 09/15/2052
(m),(n)
29,511 1,846
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(i),(m),(n)
9,496 717
Freddie Mac Multifamily Structured Pass
Through Certificates
1.50%, 01/25/2043
(m),(n)
79,054 2,113
1.65%, 06/25/2041
(m),(n)
20,000 138
1.66%, 10/25/2041
(m),(n)
43,000 451
1.77%, 01/25/2048
(m),(n)
38,129 2,228
1.97%, 11/25/2044
(m),(n)
16,293 540
2.01%, 09/25/2047
(m),(n)
41,400 2,544
2.03%, 02/25/2045
(m),(n)
27,900 1,097
2.17%, 07/25/2026
(m),(n)
39,161 2,480
2.27%, 08/25/2045
(m),(n)
39,003 3,952
2.48%, 11/25/2047
(m),(n)
7,500 729
2.60%, 04/25/2028
(m),(n)
13,000 1,426
2.95%, 06/25/2049
(m),(n)
4,750 609
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(i),(m),(n)
8,017 538
GS Mortgage Securities Trust 2012-GCJ7
5.17%, 05/10/2045
(i),(n)
4,479 4,031
GS Mortgage Securities Trust 2013-GCJ14
4.72%, 08/10/2046
(i),(n)
10,460 9,249
4.72%, 08/10/2046
(i),(n)
2,500 2,043

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(i),(m),(n)
$ 29,811 $ 630
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(i),(m),(n)
8,353 484
GS Mortgage Securities Trust 2019-GC39
1.62%, 05/10/2052
(i),(m),(n)
16,430 1,343
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(i),(m),(n)
16,500 972
GS Mortgage Securities Trust 2019-GSA1
1.00%, 11/10/2052
(i),(m),(n)
21,600 1,169
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(i),(m),(n)
25,009 938
GS Mortgage Securities Trust 2020-GC47
3.45%, 05/12/2053
(i),(n)
2,000 1,379
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,019 2,873
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 592 548
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(i),(m),(n)
54,005 546
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(i),(m),(n)
42,377 470
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.11%, 03/10/2052
(m),(n)
33,896 1,728
2.01%, 03/10/2052
(i),(m),(n)
18,869 1,832
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.77%, 06/13/2052
(i),(m),(n)
8,500 757
Life 2022-BMR Mortgage Trust
5.17%, 05/15/2039
(i)
2,500 2,400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.79%
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.35%, 08/15/2046
(n)
2,600 2,363
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.38%, 02/15/2048
(i),(m),(n)
41,500 1,043
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.27%, 11/15/2049
(i),(m),(n)
21,213 843
Morgan Stanley Capital I Trust 2018-H3
1.86%, 07/15/2051
(i),(m),(n)
7,682 614
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(i),(m),(n)
4,693 385
3.00%, 06/15/2052
(i)
2,122 1,454
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(i),(m),(n)
15,090 914
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(i),(m),(n)
13,626 885
2.50%, 02/15/2053
(i)
3,000 1,918
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(i),(m),(n)
12,767 1,170
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(i),(m),(n)
11,574 884
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 267
Wells Fargo Commercial Mortgage Trust
2017-C40
4.31%, 10/15/2050
(n)
5,000 4,245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2017-C42
1.56%, 12/15/2050
(i),(m),(n)
$ 20,343 $ 1,300
Wells Fargo Commercial Mortgage Trust
2018-C43
1.58%, 03/15/2051
(i),(m),(n)
6,614 444
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(i),(m),(n)
8,022 623
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(i),(m),(n)
2,647 227
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(i),(m),(n)
14,133 1,254
Wells Fargo Commercial Mortgage Trust
2019-C49
2.13%, 03/15/2052
(i),(m),(n)
4,336 444
3.00%, 03/15/2052
(i)
2,500 1,641
Wells Fargo Commercial Mortgage Trust
2019-C50
2.03%, 05/15/2052
(i),(m),(n)
14,851 1,532
Wells Fargo Commercial Mortgage Trust
2019-C53
1.43%, 10/15/2052
(i),(m),(n)
8,777 670
Wells Fargo Commercial Mortgage Trust
2019-C54
1.36%, 12/15/2052
(i),(m),(n)
6,363 467
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(i),(m),(n)
14,583 1,128
Wells Fargo Commercial Mortgage Trust
2021-C61
1.39%, 11/15/2054
(i),(m),(n)
9,132 818
2.50%, 11/15/2054
(i)
5,000 2,970
$ 236,986
Commercial Services - 1.08%
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
2,625 2,456
ASGN Inc
4.63%, 05/15/2028
(i)
2,875 2,556
Autostrade per l'Italia SpA
2.00%, 12/04/2028 EUR 1,200 975
Cintas Corp No 2
3.45%, 05/01/2025 $ 506 488
Ford Foundation/The
2.82%, 06/01/2070 1,855 1,012
Loxam SAS
6.00%, 04/15/2025 EUR 250 225
Moody's Corp
4.25%, 08/08/2032 $ 606 546
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(a),(i)
1,525 1,178
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(i)
1,340 1,231
PROG Holdings Inc
6.00%, 11/15/2029
(i)
5,625 4,592
Quanta Services Inc
3.05%, 10/01/2041 969 592
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(a),(i)
4,925 3,837
S&P Global Inc
2.70%, 03/01/2029
(i)
1,829 1,572
Sotheby's
7.38%, 10/15/2027
(a),(i)
7,050 6,821

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Triton Container International Ltd
2.05%, 04/15/2026
(i)
$ 3,869 $ 3,268
3.15%, 06/15/2031
(i)
3,772 2,781
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
1,225 1,002
$ 35,132
Computers - 0.84%
Apple Inc
1.40%, 08/05/2028 2,848 2,358
2.70%, 08/05/2051 2,225 1,399
2.80%, 02/08/2061 1,079 640
3.00%, 06/20/2027 6,085 5,665
3.60%, 07/31/2042 GBP 1,150 1,146
3.95%, 08/08/2052 $ 1,364 1,083
4.10%, 08/08/2062 1,046 812
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
1,857 1,152
5.30%, 10/01/2029 2,100 1,966
8.10%, 07/15/2036 1,452 1,538
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 4,357 3,856
HP Inc
5.50%, 01/15/2033 749 666
International Business Machines Corp
5.60%, 11/30/2039 800 758
KBR Inc
4.75%, 09/30/2028
(i)
3,375 2,952
Leidos Inc
4.38%, 05/15/2030 1,374 1,199
$ 27,190
Cosmetics & Personal Care - 0.14%
Colgate-Palmolive Co
3.25%, 08/15/2032
(a)
1,224 1,076
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(i)
1,160 1,092
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032
(i)
460 388
4.00%, 03/24/2052
(i)
2,361 1,693
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(f),(g)
15,607 176
$ 4,425
Distribution & Wholesale - 0.00%
IAA Inc
5.50%, 06/15/2027
(i)
100 94
Diversified Financial Services - 3.15%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.50%, 07/15/2025 3,800 3,741
Air Lease Corp
2.88%, 01/15/2026 4,384 3,897
Ally Financial Inc
4.70%, 05/15/2026
(h),(j)
1,800 1,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,265 1,217
American Express Co
3.55%, 09/15/2026
(h),(j)
10,000 7,713
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Bread Financial Holdings Inc
4.75%, 12/15/2024
(i)
5,050 4,409
7.00%, 01/15/2026
(i)
1,075 927
Capital One Financial Corp
1.34%, 12/06/2024
(j)
1,800 1,705
Secured Overnight Financing Rate + 0.69%
3.75%, 07/28/2026 800 731
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp   (continued)
3.95%, 09/01/2026
(h),(j)
$ 500 $ 374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.20%, 10/29/2025 700 664
Charles Schwab Corp/The
4.00%, 06/01/2026
(h),(j)
7,800 6,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Coastal Emerald Ltd
4.30%, 08/01/2024
(h),(j)
2,050 1,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 900 851
Discover Financial Services
6.13%, 06/23/2025
(h),(j)
3,000 2,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(i)
1,650 975
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 332
4.95%, 06/15/2052 1,422 1,223
5.20%, 06/15/2062 1,181 1,056
Mastercard Inc
3.35%, 03/26/2030 1,375 1,236
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
2,975 2,413
NFP Corp
4.88%, 08/15/2028
(i)
2,400 2,071
6.88%, 08/15/2028
(i)
12,903 10,964
OneMain Finance Corp
4.00%, 09/15/2030 2,100 1,586
6.63%, 01/15/2028 6,825 6,200
6.88%, 03/15/2025 1,195 1,159
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,400 4,026
Power Finance Corp Ltd
3.95%, 04/23/2030
(a)
2,000 1,628
4.50%, 06/18/2029 3,825 3,277
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
2,855 2,484
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.88%, 03/01/2031
(i)
3,125 2,323
4.00%, 10/15/2033
(i)
425 297
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 1,800 1,683
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(i)
BRL 12,338 2,090
Synchrony Financial
2.88%, 10/28/2031 $ 548 385
4.50%, 07/23/2025 7,518 7,122
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(i)
1,250 113
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(i)
2,650 2,393
USAA Capital Corp
3.38%, 05/01/2025
(i)
2,113 2,026
Vertex Capital Investment Ltd
4.75%, 04/03/2024 1,800 1,701
Visa Inc
3.15%, 12/14/2025 850 810
4.30%, 12/14/2045 1,200 1,023

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(i)
$ 1,000 $ 830
$ 102,110
Electric - 3.33%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
3,913 2,591
AEP Transmission Co LLC
3.65%, 04/01/2050 384 270
AES Corp/The
2.45%, 01/15/2031 809 610
American Electric Power Co Inc
3.88%, 02/15/2062
(j)
400 307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.75%, 11/01/2027
(l)
612 612
Avangrid Inc
3.20%, 04/15/2025 4,282 4,025
Baltimore Gas and Electric Co
4.55%, 06/01/2052 496 406
Calpine Corp
5.00%, 02/01/2031
(i)
1,500 1,267
CMS Energy Corp
3.75%, 12/01/2050
(j)
898 649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(j)
1,337 1,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Colbun SA
3.15%, 01/19/2032
(i)
966 744
Cometa Energia SA de CV
6.38%, 04/24/2035 1,885 1,631
Comision Federal de Electricidad
5.00%, 09/29/2036 1,496 1,230
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 3,000 2,363
3.60%, 06/15/2061 2,023 1,336
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,146
4.65%, 12/15/2024
(h),(j)
15,974 13,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(j)
591 548
3 Month USD LIBOR + 3.06%
Dominion Energy South Carolina Inc
5.10%, 06/01/2065 2,221 1,904
DTE Electric Co
3.95%, 03/01/2049 1,595 1,225
Duke Energy Carolinas LLC
3.55%, 03/15/2052 712 496
Duke Energy Corp
3.25%, 01/15/2082
(j)
2,000 1,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
3.75%, 09/01/2046 600 412
4.88%, 09/16/2024
(h),(j)
11,350 10,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 683
EDP Finance BV
6.30%, 10/11/2027
(i)
$ 755 751
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
2,000 1,590
Emera US Finance LP
4.75%, 06/15/2046 3,137 2,326
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Enel Chile SA
4.88%, 06/12/2028 $ 500 $ 457
Enel Finance America LLC
7.10%, 10/14/2027
(i)
1,147 1,144
Enel Finance International NV
4.75%, 05/25/2047
(i)
683 457
7.75%, 10/14/2052
(i)
1,120 1,073
Enel SpA
8.75%, 09/24/2073
(i),(j)
2,500 2,486
USD Swap Semi-Annual 5 Year + 5.88%
Engie Energia Chile SA
3.40%, 01/28/2030
(i)
1,248 912
Entergy Louisiana LLC
4.75%, 09/15/2052 444 370
Entergy Mississippi LLC
3.50%, 06/01/2051 596 400
Entergy Texas Inc
4.50%, 03/30/2039 2,642 2,172
5.00%, 09/15/2052 445 377
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
2,205 1,667
Fortis Inc/Canada
3.06%, 10/04/2026 964 869
Georgia Power Co
3.25%, 03/15/2051 1,725 1,117
Interstate Power and Light Co
3.50%, 09/30/2049 1,154 785
ITC Holdings Corp
4.95%, 09/22/2027
(i)
1,722 1,669
Lamar Funding Ltd
3.96%, 05/07/2025 2,000 1,840
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
809 599
Minejesa Capital BV
4.63%, 08/10/2030 2,100 1,614
National Rural Utilities Cooperative Finance Corp
1.88%, 02/07/2025 444 414
2.85%, 01/27/2025 3,147 2,998
4.15%, 12/15/2032 1,669 1,498
4.75%, 04/30/2043
(j)
1,514 1,393
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,143
2.94%, 03/21/2024 820 794
OmGrid Funding Ltd
5.20%, 05/16/2027 1,400 1,256
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032
(i)
1,264 1,159
Pacific Gas and Electric Co
3.95%, 12/01/2047 554 357
4.30%, 03/15/2045 1,963 1,322
4.95%, 06/08/2025 1,096 1,062
Pampa Energia SA
7.50%, 01/24/2027 1,800 1,485
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
6.25%, 01/25/2049 400 319
Public Service Co of Colorado
2.70%, 01/15/2051 2,652 1,589
3.70%, 06/15/2028 1,129 1,041
4.10%, 06/15/2048 1,429 1,114
Public Service Co of Oklahoma
2.20%, 08/15/2031 1,405 1,084
Southern California Edison Co
1.10%, 04/01/2024 4,449 4,185
4.20%, 06/01/2025 810 790

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
3.75%, 09/15/2051
(j)
$ 3,500 $ 2,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.48%, 08/01/2024
(n)
1,007 990
Union Electric Co
3.90%, 04/01/2052 867 652
Vistra Operations Co LLC
5.50%, 09/01/2026
(i)
890 854
$ 107,896
Electronics - 0.20%
Agilent Technologies Inc
2.30%, 03/12/2031 1,809 1,408
Allegion US Holding Co Inc
5.41%, 07/01/2032 846 775
Honeywell International Inc
2.80%, 06/01/2050
(a)
1,600 1,077
4.95%, 02/15/2028
(l)
1,346 1,343
Trimble Inc
4.90%, 06/15/2028 728 684
Vontier Corp
2.95%, 04/01/2031 1,909 1,340
$ 6,627
Energy - Alternate Sources - 0.13%
Energo-Pro AS
8.50%, 02/04/2027
(i)
2,500 2,292
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(i)
1,950 1,872
$ 4,164
Engineering & Construction - 0.13%
IEA Energy Services LLC
6.63%, 08/15/2029
(i)
3,420 3,249
Tutor Perini Corp
6.88%, 05/01/2025
(a),(i)
1,240 987
$ 4,236
Entertainment - 0.87%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
2,825 2,260
8.13%, 07/01/2027
(i)
1,025 997
Cinemark USA Inc
5.25%, 07/15/2028
(i)
4,675 3,549
5.88%, 03/15/2026
(i)
3,050 2,568
8.75%, 05/01/2025
(i)
250 251
Everi Holdings Inc
5.00%, 07/15/2029
(i)
3,925 3,420
International Game Technology PLC
6.50%, 02/15/2025
(i)
1,215 1,216
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(i)
1,980 1,503
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
1,050 934
5.63%, 03/15/2026
(i)
1,550 1,480
6.50%, 05/15/2027
(i)
4,200 4,178
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,541
Warnermedia Holdings Inc
3.64%, 03/15/2025
(i)
1,065 1,004
5.05%, 03/15/2042
(i)
1,038 759
5.14%, 03/15/2052
(i)
645 450
5.39%, 03/15/2062
(i)
1,716 1,197
$ 28,307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.48%
Covanta Holding Corp
4.88%, 12/01/2029
(i)
$ 5,025 $ 4,278
5.00%, 09/01/2030 175 146
GFL Environmental Inc
4.00%, 08/01/2028
(i)
1,000 865
4.38%, 08/15/2029
(i)
6,250 5,294
4.75%, 06/15/2029
(i)
2,375 2,070
Madison IAQ LLC
5.88%, 06/30/2029
(i)
1,225 839
Waste Connections Inc
2.20%, 01/15/2032 2,210 1,700
4.20%, 01/15/2033 557 504
$ 15,696
Food - 1.06%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 848
4.88%, 02/15/2030
(i)
1,250 1,109
Conagra Brands Inc
7.00%, 10/01/2028 1,280 1,327
Hormel Foods Corp
0.65%, 06/03/2024 1,867 1,744
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(i)
2,000 1,620
Kraft Heinz Foods Co
4.38%, 06/01/2046 2,651 2,068
4.88%, 10/01/2049 805 671
Nestle Holdings Inc
3.50%, 09/24/2025
(i)
2,519 2,426
Performance Food Group Inc
4.25%, 08/01/2029
(i)
4,000 3,389
5.50%, 10/15/2027
(i)
6,600 6,238
Post Holdings Inc
4.50%, 09/15/2031
(i)
3,150 2,606
4.63%, 04/15/2030
(i)
900 759
5.50%, 12/15/2029
(i)
1,500 1,350
Sysco Corp
4.45%, 03/15/2048 3,058 2,378
4.50%, 04/01/2046 1,690 1,328
5.95%, 04/01/2030 193 197
6.60%, 04/01/2050 796 815
US Foods Inc
4.63%, 06/01/2030
(i)
800 694
4.75%, 02/15/2029
(i)
3,243 2,874
$ 34,441
Food Service - 0.18%
Aramark Services Inc
5.00%, 02/01/2028
(i)
6,385 5,817
Forest Products & Paper - 0.30%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
4,982 4,300
Inversiones CMPC SA
3.00%, 04/06/2031
(i)
1,218 920
Suzano Austria GmbH
3.13%, 01/15/2032 1,291 952
3.75%, 01/15/2031 634 507
5.00%, 01/15/2030 3,550 3,138
$ 9,817
Gas - 0.25%
Atmos Energy Corp
5.75%, 10/15/2052 1,288 1,249
NiSource Inc
5.65%, 06/15/2023
(h),(j)
7,000 6,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Spire Missouri Inc
3.30%, 06/01/2051 $ 795 $ 498
$ 8,187
Hand & Machine Tools - 0.19%
Stanley Black & Decker Inc
2.30%, 02/24/2025 3,970 3,730
4.00%, 03/15/2060
(j)
2,794 2,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 6,045
Healthcare - Products - 0.28%
Avantor Funding Inc
4.63%, 07/15/2028
(i)
750 678
Garden Spinco Corp
8.63%, 07/20/2030
(i)
3,085 3,173
Medline Borrower LP
5.25%, 10/01/2029
(i)
1,250 973
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 2,351 1,560
Stryker Corp
1.95%, 06/15/2030 2,200 1,730
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 937
$ 9,051
Healthcare - Services - 1.57%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
1,425 1,286
5.50%, 07/01/2028
(i)
2,300 2,134
Cano Health LLC
6.25%, 10/01/2028
(i)
5,910 4,746
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(i)
1,112 898
Elevance Health Inc
2.88%, 09/15/2029 1,185 1,006
3.65%, 12/01/2027 1,400 1,292
6.10%, 10/15/2052
(l)
611 623
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 1,829
HCA Inc
3.50%, 09/01/2030 $ 1,393 1,154
3.50%, 07/15/2051 1,694 1,055
4.63%, 03/15/2052
(i)
1,886 1,389
Humana Inc
1.35%, 02/03/2027 4,628 3,877
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(i)
1,625 1,281
Radiology Partners Inc
9.25%, 02/01/2028
(i)
6,500 3,439
Roche Holdings Inc
2.13%, 03/10/2025
(i)
4,157 3,905
RP Escrow Issuer LLC
5.25%, 12/15/2025
(i)
2,650 1,982
Surgery Center Holdings Inc
6.75%, 07/01/2025
(i)
3,048 2,865
10.00%, 04/15/2027
(i)
3,717 3,607
Tenet Healthcare Corp
4.63%, 06/15/2028
(i)
100 88
5.13%, 11/01/2027
(i)
200 184
6.13%, 10/01/2028
(i)
7,525 6,513
UnitedHealth Group Inc
1.25%, 01/15/2026 2,428 2,157
4.95%, 05/15/2062 597 524
5.15%, 10/15/2025 1,436 1,438
6.05%, 02/15/2063 1,104 1,135
6.88%, 02/15/2038 550 601
$ 51,008
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0.07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 $ 1,277
ProGroup AG
3.00%, 03/31/2026 1,150 995
$ 2,272
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(i)
$ 1,250 1,223
Housewares - 0.06%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(i)
1,221 1,161
Newell Brands Inc
5.63%, 04/01/2036 875 727
$ 1,888
Insurance - 3.86%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 735
7.00%, 11/15/2025
(i)
10,632 9,993
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
3,475 3,128
Allstate Corp/The
6.50%, 05/15/2067
(j)
8,600 8,322
3 Month USD LIBOR + 2.12%
Americo Life Inc
3.45%, 04/15/2031
(i)
750 553
AmWINS Group Inc
4.88%, 06/30/2029
(i)
6,325 5,407
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(j)
3,000 2,741
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 1,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
7.00%, 08/15/2025
(i)
10,162 9,737
Athene Global Funding
1.73%, 10/02/2026
(i)
2,607 2,201
Athene Holding Ltd
3.45%, 05/15/2052
(a)
1,350 793
AXA SA
3.38%, 07/06/2047
(j)
EUR 2,400 2,168
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 700 509
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 1,265
Brighthouse Financial Global Funding
0.60%, 06/28/2023
(i)
$ 1,466 1,420
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(h),(j)
EUR 400 399
3 Month Euro Interbank Offered Rate +
5.77%
Enstar Group Ltd
3.10%, 09/01/2031 $ 1,690 1,171
4.95%, 06/01/2029 2,698 2,370
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
2,256 1,927
F&G Global Funding
0.90%, 09/20/2024
(i)
1,729 1,571
2.30%, 04/11/2027
(i)
2,936 2,522

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Group Inc
4.30%, 02/01/2061
(i)
$ 3,281 $ 1,933
7.80%, 03/07/2087
(i)
7,361 8,103
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
946 992
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(i)
650 420
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(i),(j)
350 329
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 09/15/2025
(h),(j)
5,900 5,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(i)
8,000 9,184
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,163
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(i),(j)
2,600 2,476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
New York Life Global Funding
1.85%, 08/01/2031
(i)
3,000 2,277
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(j)
5,000 4,788
USD Swap Semi-Annual 5 Year + 3.65%
Progressive Corp/The
3.00%, 03/15/2032 3,000 2,477
Prudential Financial Inc
5.63%, 06/15/2043
(j)
1,848 1,827
3 Month USD LIBOR + 3.92%
5.70%, 09/15/2048
(j)
446 408
3 Month USD LIBOR + 2.67%
Prudential PLC
3.13%, 04/14/2030 1,219 1,000
SBL Holdings Inc
5.00%, 02/18/2031
(i)
1,488 1,116
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
1,311 1,219
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(i),(j)
6,985 6,885
3 Month USD LIBOR + 4.44%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 2,000 1,680
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(h),(j)
$ 1,500 1,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Willis North America Inc
4.65%, 06/15/2027 2,580 2,427
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
10,000 7,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 125,086
Internet - 0.93%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 1,716
4.00%, 12/06/2037 800 546
Alphabet Inc
2.00%, 08/15/2026 900 819
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
3.30%, 04/13/2027 $ 1,327 $ 1,246
4.10%, 04/13/2062 2,706 2,080
Arches Buyer Inc
6.13%, 12/01/2028
(i)
2,038 1,571
B2W Digital Lux Sarl
4.38%, 12/20/2030 2,300 1,579
Baidu Inc
2.38%, 10/09/2030 900 656
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,133
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
2,675 2,274
5.63%, 09/15/2028
(i)
1,700 1,352
Expedia Group Inc
2.95%, 03/15/2031 695 527
Meta Platforms Inc
4.45%, 08/15/2052
(i)
811 602
4.65%, 08/15/2062
(i)
848 625
Netflix Inc
4.38%, 11/15/2026 1,260 1,200
NortonLifeLock Inc
7.13%, 09/30/2030
(i)
1,800 1,769
Prosus NV
3.68%, 01/21/2030 3,000 2,206
Rakuten Group Inc
4.25%, 04/22/2027
(h),(j)
EUR 700 437
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.74%
Tencent Holdings Ltd
3.93%, 01/19/2038 $ 2,000 1,362
3.98%, 04/11/2029
(i)
2,500 2,106
3.98%, 04/11/2029 700 590
Uber Technologies Inc
4.50%, 08/15/2029
(i)
2,910 2,494
8.00%, 11/01/2026
(i)
1,200 1,204
$ 30,094
Investment Companies - 0.07%
JAB Holdings BV
4.50%, 04/08/2052
(i)
820 508
MDGH GMTN RSC Ltd
2.88%, 05/21/2030 800 671
3.70%, 11/07/2049 400 294
Temasek Financial I Ltd
2.75%, 08/02/2061
(a),(i)
1,248 763
$ 2,236
Iron & Steel - 2.37%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(i)
13,822 12,556
CSN Inova Ventures
6.75%, 01/28/2028 1,000 857
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
400 414
Material Sciences Corp
10.93%, 01/09/2024
(f),(g),(n)
18,397 18,213
Nucor Corp
3.13%, 04/01/2032 676 548
4.30%, 05/23/2027 1,188 1,132
Specialty Steel
11.00%, 11/15/2026
(f),(g)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 1,600 1,316
$ 76,600

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.06%
Carnival Corp
5.75%, 03/01/2027
(i)
$ 1,900 $ 1,317
7.63%, 03/01/2026
(i)
900 677
$ 1,994
Lodging - 0.55%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
3,025 2,555
Gohl Capital Ltd
4.25%, 01/24/2027 2,150 1,645
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(i)
1,425 1,135
Marriott International Inc/MD
2.85%, 04/15/2031 3,160 2,459
3.50%, 10/15/2032 2,700 2,156
Melco Resorts Finance Ltd
5.63%, 07/17/2027 1,000 607
Station Casinos LLC
4.63%, 12/01/2031
(i)
6,600 5,244
Studio City Finance Ltd
5.00%, 01/15/2029 2,000 839
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(i)
1,240 1,079
$ 17,719
Machinery - Construction & Mining - 0.27%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 4,565 4,200
1.70%, 01/08/2027
(a)
1,636 1,434
3.60%, 08/12/2027 2,123 1,991
Komatsu Finance America Inc
5.50%, 10/06/2027
(i)
1,174 1,173
$ 8,798
Machinery - Diversified - 0.61%
CNH Industrial Capital LLC
1.88%, 01/15/2026 319 281
5.45%, 10/14/2025 531 525
John Deere Capital Corp
1.30%, 10/13/2026 1,030 897
3.40%, 06/06/2025 3,265 3,149
4.15%, 09/15/2027 722 694
JPW Industries Holding Corp
9.00%, 10/01/2024
(i)
5,220 4,515
nVent Finance Sarl
2.75%, 11/15/2031 939 689
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(i)
10,900 8,911
$ 19,661
Media - 2.12%
Altice Financing SA
5.00%, 01/15/2028
(i)
1,100 870
Altice Finco SA
4.75%, 01/15/2028 EUR 500 343
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 2,750 2,173
4.25%, 01/15/2034
(i)
2,000 1,470
4.50%, 08/15/2030
(i)
474 385
4.50%, 05/01/2032 675 533
4.75%, 03/01/2030
(i)
1,325 1,114
5.13%, 05/01/2027
(i)
600 556
5.38%, 06/01/2029
(i)
1,575 1,407
5.50%, 05/01/2026
(i)
1,053 1,014
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,983 1,253
3.70%, 04/01/2051 500 300
3.85%, 04/01/2061 2,076 1,197
4.80%, 03/01/2050 1,542 1,091
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
5.38%, 04/01/2038 $ 251 $ 202
6.48%, 10/23/2045 1,000 885
Comcast Corp
2.94%, 11/01/2056 441 255
4.15%, 10/15/2028 2,352 2,206
4.60%, 10/15/2038 1,583 1,373
5.25%, 11/07/2025
(l)
549 549
CSC Holdings LLC
4.63%, 12/01/2030
(i)
6,891 4,960
5.75%, 01/15/2030
(i)
1,350 1,033
7.50%, 04/01/2028
(i)
625 541
Discovery Communications LLC
5.30%, 05/15/2049 1,937 1,395
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030
(a)
1,800 1,411
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(i)
414 377
Nexstar Media Inc
5.63%, 07/15/2027
(i)
3,625 3,423
Paramount Global
4.38%, 03/15/2043 4,941 3,326
Radiate Holdco LLC / Radiate Finance Inc
6.50%, 09/15/2028
(i)
1,945 1,225
Scripps Escrow II Inc
5.38%, 01/15/2031
(a),(i)
2,490 2,023
Sirius XM Radio Inc
3.88%, 09/01/2031
(i)
1,175 940
4.00%, 07/15/2028
(i)
1,100 946
4.13%, 07/01/2030
(i)
500 409
SportsNet New York
10.25%, 01/15/2025
(f),(g)
20,090 19,688
Time Warner Cable LLC
6.55%, 05/01/2037 2,415 2,154
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
4,975 3,987
Virgin Media Secured Finance PLC
4.25%, 01/15/2030 GBP 500 456
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
$ 1,500 1,350
$ 68,820
Mining - 1.47%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028 3,353 2,708
3.75%, 10/01/2030 652 500
Arconic Corp
6.13%, 02/15/2028
(i)
7,250 6,796
Century Aluminum Co
7.50%, 04/01/2028
(i)
9,530 8,176
Constellium SE
3.75%, 04/15/2029
(i)
1,275 997
5.63%, 06/15/2028
(i)
775 680
5.88%, 02/15/2026
(i)
1,000 931
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 477
5.63%, 10/18/2043 1,000 886
Newmont Corp
4.88%, 03/15/2042 650 548
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
425 329
4.75%, 01/30/2030
(i)
2,064 1,753

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Real Alloy Holding Inc
13.67%, 05/31/2025
(f),(g),(n)
$ 17,944 $ 17,944
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
3,503 2,927
Stillwater Mining Co
4.00%, 11/16/2026
(i)
2,500 2,053
$ 47,705
Miscellaneous Manufacturers - 0.36%
3M Co
4.00%, 09/14/2048
(a)
1,000 756
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 5,173 4,564
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 799
Parker-Hannifin Corp
4.25%, 09/15/2027 1,397 1,323
Siemens Financieringsmaatschappij NV
0.25%, 06/05/2024 EUR 1,000 947
3.25%, 05/27/2025
(i)
$ 3,299 3,139
$ 11,528
Oil & Gas - 3.08%
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,216
3.00%, 02/24/2050 2,291 1,444
3.54%, 04/06/2027 3,856 3,588
BP Capital Markets PLC
4.88%, 03/22/2030
(h),(j)
10,960 9,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(i)
1,200 1,140
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
1,125 1,102
Chevron Corp
1.55%, 05/11/2025 1,501 1,385
Chevron USA Inc
4.20%, 10/15/2049 667 522
CNX Resources Corp
7.38%, 01/15/2031
(i)
1,550 1,539
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(i)
4,875 4,545
Comstock Resources Inc
5.88%, 01/15/2030
(i)
6,075 5,482
6.75%, 03/01/2029
(i)
525 503
ConocoPhillips Co
2.40%, 03/07/2025 3,500 3,308
Cosan Luxembourg SA
7.00%, 01/20/2027 500 491
Diamondback Energy Inc
4.40%, 03/24/2051 1,613 1,209
Ecopetrol SA
6.88%, 04/29/2030 3,500 2,880
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
3,550 3,000
Energean PLC
6.50%, 04/30/2027 1,200 1,060
EQT Corp
3.63%, 05/15/2031
(i)
3,456 2,875
Exxon Mobil Corp
4.23%, 03/19/2040 500 428
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(h),(i),(j)
2,825 904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hess Corp
6.00%, 01/15/2040 593 555
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HF Sinclair Corp
5.88%, 04/01/2026 $ 3,085 $ 3,000
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 04/15/2030
(i)
400 362
6.00%, 02/01/2031
(i)
3,125 2,836
6.25%, 04/15/2032
(i)
2,425 2,224
Kosmos Energy Ltd
7.13%, 04/04/2026 2,400 2,004
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
4,200 3,917
Marathon Oil Corp
6.60%, 10/01/2037 1,304 1,279
6.80%, 03/15/2032 891 908
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(i)
1,000 764
MEG Energy Corp
5.88%, 02/01/2029
(i)
1,775 1,695
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(i)
700 644
Occidental Petroleum Corp
5.50%, 12/01/2025 1,200 1,204
6.20%, 03/15/2040 700 673
6.45%, 09/15/2036 1,075 1,066
6.60%, 03/15/2046 3,450 3,396
8.88%, 07/15/2030 1,700 1,930
Oil India Ltd
5.13%, 02/04/2029 2,000 1,831
PDC Energy Inc
5.75%, 05/15/2026 1,300 1,246
Pertamina Persero PT
4.15%, 02/25/2060 300 185
Petrobras Global Finance BV
7.25%, 03/17/2044 1,000 895
Petroleos de Venezuela SA
0.00%, 11/17/2021
(e)
17,250 345
0.00%, 05/16/2024
(e)
38,002 855
0.00%, 11/15/2026
(e)
12,045 229
0.00%, 04/12/2027
(e)
425 8
0.00%, 05/17/2035
(e)
536 11
Petroleos Mexicanos
5.35%, 02/12/2028 1,000 797
6.50%, 03/13/2027 1,500 1,315
6.63%, 06/15/2035 4,200 2,917
6.70%, 02/16/2032 790 597
6.84%, 01/23/2030 900 718
Phillips 66
3.85%, 04/09/2025 2,600 2,516
Santos Finance Ltd
3.65%, 04/29/2031
(i)
876 677
Saudi Arabian Oil Co
4.38%, 04/16/2049
(i)
1,500 1,166
Southwestern Energy Co
4.75%, 02/01/2032 800 691
7.75%, 10/01/2027 530 545
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 752 646
4.50%, 04/30/2030 1,300 1,106
5.88%, 03/15/2028 75 71
TotalEnergies SE
2.63%, 02/26/2025
(h),(j)
EUR 1,600 1,479
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 $ 1,700 1,573
Valero Energy Corp
2.80%, 12/01/2031 1,000 789
6.63%, 06/15/2037 200 200
$ 99,736

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.16%
Guara Norte Sarl
5.20%, 06/15/2034 $ 1,404 $ 1,100
Halliburton Co
4.75%, 08/01/2043 1,226 988
4.85%, 11/15/2035 1,037 916
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
1,129 1,025
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,133
$ 5,162
Packaging & Containers - 1.17%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,840 1,413
4.00%, 05/17/2025 1,885 1,813
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
8,450 6,410
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 311
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(i)
1,020 759
Klabin Austria GmbH
7.00%, 04/03/2049
(i)
963 855
7.00%, 04/03/2049 750 667
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 570
Sonoco Products Co
1.80%, 02/01/2025 $ 4,577 4,226
Trident TPI Holdings Inc
6.63%, 11/01/2025
(i)
11,674 10,053
9.25%, 08/01/2024
(i)
5,210 4,859
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
6,325 5,817
$ 37,753
Pharmaceuticals - 1.19%
AbbVie Inc
4.05%, 11/21/2039 5,662 4,560
4.25%, 11/21/2049 2,996 2,324
AmerisourceBergen Corp
3.45%, 12/15/2027 527 481
4.30%, 12/15/2047 1,065 819
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,082
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,180
Becton Dickinson and Co
4.30%, 08/22/2032 $ 620 561
Bristol-Myers Squibb Co
0.75%, 11/13/2025 1,580 1,396
3.90%, 02/20/2028 1,541 1,461
Cardinal Health Inc
4.60%, 03/15/2043 1,665 1,283
Cigna Corp
3.40%, 03/15/2050 2,493 1,656
3.88%, 10/15/2047 585 420
4.80%, 08/15/2038 2,500 2,203
CVS Health Corp
4.78%, 03/25/2038 3,633 3,153
5.05%, 03/25/2048 700 595
5.13%, 07/20/2045 148 127
Johnson & Johnson
1.65%, 05/20/2035 EUR 1,500 1,216
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,089
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(i)
$ 1,250 $ 1,062
Pfizer Inc
2.55%, 05/28/2040 5,000 3,460
Sanofi
1.88%, 03/21/2038 EUR 1,700 1,349
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,868 1,717
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 722
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 600 507
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,161
Viatris Inc
3.85%, 06/22/2040 1,384 863
4.00%, 06/22/2050 3,551 2,059
$ 38,506
Pipelines - 1.96%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(i)
2,050 1,870
5.75%, 01/15/2028
(i)
1,050 989
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,225 1,063
5.60%, 10/15/2044 375 278
5.85%, 11/15/2043 1,450 1,088
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
1,000 823
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,405 2,134
Enbridge Inc
2.50%, 08/01/2033 2,700 2,019
6.00%, 01/15/2077
(j)
3,400 3,059
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(j)
5,600 4,953
3 Month USD LIBOR + 3.64%
Energy Transfer LP
4.90%, 03/15/2035 513 426
4.95%, 05/15/2028 1,368 1,268
5.35%, 05/15/2045 1,446 1,137
6.13%, 12/15/2045 808 693
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
1,550 1,523
Enterprise Products Operating LLC
3.20%, 02/15/2052 921 569
5.25%, 08/16/2077
(j)
513 401
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,775 1,483
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 4,755 4,603
Gray Oak Pipeline LLC
2.00%, 09/15/2023
(i)
1,226 1,186
3.45%, 10/15/2027
(i)
1,948 1,703
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
1,150 1,038
5.63%, 02/15/2026
(i)
1,135 1,113
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(i)
3,325 3,005
MPLX LP
4.95%, 09/01/2032 679 614
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
1,525 1,497

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
6.38%, 10/01/2030 $ 1,250 $ 1,159
ONEOK Partners LP
6.65%, 10/01/2036 2,642 2,476
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 786 528
6.65%, 01/15/2037 1,134 1,065
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(i)
2,025 1,711
4.95%, 07/15/2029
(i)
400 351
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 741 608
6.50%, 07/15/2027 2,365 2,347
Transcanada Trust
5.60%, 03/07/2082
(j)
5,800 4,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(j)
4,230 3,935
3 Month USD LIBOR + 4.64%
Western Midstream Operating LP
5.30%, 03/01/2048 1,425 1,151
Williams Cos Inc/The
5.75%, 06/24/2044 2,175 1,941
6.30%, 04/15/2040 900 867
$ 63,640
Real Estate - 0.15%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 200 17
3.13%, 10/22/2025 500 47
4.20%, 02/06/2026 700 65
5.40%, 05/27/2025 300 27
7.25%, 04/08/2026 200 18
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(e)
350 22
0.00%, 06/30/2024
(e)
200 14
0.00%, 07/23/2025
(e)
350 24
MAF Global Securities Ltd
6.37%, 03/20/2026
(h),(j)
4,000 3,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Ontario Teachers' Cadillac Fairview Properties
Trust
2.50%, 10/15/2031
(i)
830 627
Powerlong Real Estate Holdings Ltd
6.95%, 07/23/2023 350 35
Scenery Journey Ltd
0.00%, 11/06/2022
(e)
1,200 24
Sunac China Holdings Ltd
0.00%, 04/26/2024
(e)
225 13
0.00%, 10/20/2024
(e)
725 42
0.00%, 07/09/2025
(e)
200 11
Wanda Properties International Co Ltd
7.25%, 01/29/2024 400 166
$ 4,819
REITs - 0.53%
American Tower Corp
3.10%, 06/15/2050 1,050 618
Corporate Office Properties LP
2.90%, 12/01/2033 549 370
Crown Castle Inc
2.90%, 04/01/2041 1,350 856
EPR Properties
3.60%, 11/15/2031 969 654
Host Hotels & Resorts LP
3.50%, 09/15/2030 2,317 1,817
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
5.25%, 03/15/2028
(i)
$ 1,300 $ 1,196
LXP Industrial Trust
2.38%, 10/01/2031 808 584
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,200 961
National Health Investors Inc
3.00%, 02/01/2031 $ 1,456 991
Office Properties Income Trust
3.45%, 10/15/2031 677 415
Omega Healthcare Investors Inc
3.25%, 04/15/2033 3,135 2,181
3.38%, 02/01/2031 1,058 794
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(i)
700 635
Scentre Group Trust 2
4.75%, 09/24/2080
(i),(j)
1,400 1,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Trust Fibra Uno
6.95%, 01/30/2044 1,300 959
Vornado Realty LP
2.15%, 06/01/2026 871 719
Welltower Inc
4.00%, 06/01/2025 1,400 1,338
Weyerhaeuser Co
4.00%, 03/09/2052 1,084 760
$ 17,032
Retail - 1.42%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(i)
475 398
4.00%, 10/15/2030
(i)
3,975 3,245
4.38%, 01/15/2028
(i)
2,725 2,390
Bath & Body Works Inc
6.75%, 07/01/2036 1,095 905
Dollar Tree Inc
4.20%, 05/15/2028 2,800 2,605
Genuine Parts Co
1.75%, 02/01/2025 742 684
Home Depot Inc/The
4.25%, 04/01/2046 800 658
4.50%, 12/06/2048 900 762
IRB Holding Corp
7.00%, 06/15/2025
(i)
2,075 2,074
Kohl's Corp
5.55%, 07/17/2045 957 569
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
2,275 1,591
Lowe's Cos Inc
3.00%, 10/15/2050 600 360
3.10%, 05/03/2027 531 485
4.45%, 04/01/2062 1,194 867
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(i)
5,475 4,940
McDonald's Corp
3.50%, 07/01/2027 1,125 1,048
3.63%, 09/01/2049 2,005 1,414
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,076 992
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,425 937
QVC Inc
4.38%, 09/01/2028 1,250 906

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
$ 4,550 $ 3,655
SRS Distribution Inc
6.00%, 12/01/2029
(i)
1,825 1,488
Staples Inc
10.75%, 04/15/2027
(i)
1,600 1,165
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 673
Target Corp
1.95%, 01/15/2027
(a)
5,286 4,729
Walmart Inc
2.55%, 04/11/2023 1,617 1,601
2.85%, 07/08/2024 4,330 4,205
5.63%, 03/27/2034 GBP 450 560
$ 45,906
Savings & Loans - 0.15%
Nationwide Building Society
2.00%, 07/25/2029
(j)
EUR 2,700 2,494
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.50%
New York Community Bancorp Inc
5.90%, 11/06/2028
(j)
$ 2,544 2,483
3 Month USD LIBOR + 2.78%
$ 4,977
Semiconductors - 0.24%
Broadcom Inc
2.45%, 02/15/2031
(i)
1,826 1,370
3.19%, 11/15/2036
(i)
2,140 1,460
Intel Corp
4.15%, 08/05/2032
(a)
3,193 2,851
KLA Corp
4.95%, 07/15/2052 1,181 1,028
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 900 833
Texas Instruments Inc
4.10%, 08/16/2052 448 368
$ 7,910
Software - 1.28%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 356
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
3,375 2,894
4.88%, 07/01/2029
(i)
3,950 3,293
CWT Travel Group Inc
8.50%, 11/19/2026
(i)
7,000 5,967
Fidelity National Information Services Inc
5.63%, 07/15/2052 945 826
Fiserv Inc
4.40%, 07/01/2049 948 713
Microsoft Corp
2.92%, 03/17/2052 4,186 2,828
Open Text Corp
3.88%, 02/15/2028
(i)
1,300 1,113
Oracle Corp
2.30%, 03/25/2028 4,127 3,452
3.60%, 04/01/2040 1,500 1,015
3.80%, 11/15/2037 3,416 2,483
4.00%, 11/15/2047 1,566 1,038
Playtika Holding Corp
4.25%, 03/15/2029
(i)
9,027 7,520
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
5,600 5,207
Twilio Inc
3.88%, 03/15/2031 1,125 917
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
$ 2,075 $ 1,734
$ 41,356
Sovereign - 2.77%
1MDB Global Investments Ltd
4.40%, 03/09/2023 4,400 4,311
Angolan Government International Bond
8.00%, 11/26/2029
(i)
2,150 1,745
8.00%, 11/26/2029 1,500 1,218
Argentine Republic Government International
Bond
1.50%, 07/09/2035
(n)
9,800 1,945
Bahamas Government International Bond
6.00%, 11/21/2028 1,800 1,136
9.00%, 06/16/2029
(i)
500 360
Benin Government International Bond
4.88%, 01/19/2032
(i)
EUR 1,750 1,181
Bonos de la Tesoreria de la Republica en pesos
5.80%, 06/01/2024
(i)
CLP 2,575,000 2,608
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 16,600 3,051
Chile Government International Bond
2.75%, 01/31/2027 $ 2,570 2,305
Colombia Government International Bond
5.63%, 02/26/2044 700 453
6.13%, 01/18/2041 1,050 747
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 51,100 1,720
1.25%, 02/14/2025 34,000 1,228
2.40%, 09/17/2025 34,000 1,236
Dominican Republic International Bond
5.88%, 01/30/2060 $ 300 197
6.50%, 02/15/2048 1,400 1,024
6.85%, 01/27/2045 3,150 2,436
El Salvador Government International Bond
7.65%, 06/15/2035 3,838 1,360
Export-Import Bank of Korea
2.13%, 01/18/2032 1,000 761
Gabon Government International Bond
6.95%, 06/16/2025 2,000 1,802
Guatemala Government Bond
6.13%, 06/01/2050 900 770
Honduras Government International Bond
6.25%, 01/19/2027 1,800 1,416
Indonesia Treasury Bond
6.13%, 05/15/2028 IDR 15,000,000 906
6.38%, 08/15/2028 37,000,000 2,260
Iraq International Bond
5.80%, 01/15/2028 $ 4,329 3,678
Istanbul Metropolitan Municipality
10.75%, 04/12/2027
(i)
2,175 1,934
Ivory Coast Government International Bond
5.75%, 12/31/2032
(n)
3,135 2,765
Mexican Bonos
7.75%, 11/23/2034 MXN 62,000 2,662
Mexico Government International Bond
4.28%, 08/14/2041 $ 3,161 2,287
4.75%, 03/08/2044 2,100 1,592
5.00%, 04/27/2051 1,500 1,134
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,000 1,483
Morocco Government International Bond
3.00%, 12/15/2032 $ 2,000 1,442
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 1,557
7.70%, 02/23/2038 300 176
7.88%, 02/16/2032 2,800 1,799

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Nigeria Government International Bond
(continued)
9.25%, 01/21/2049 $ 200 $ 129
Oman Government International Bond
6.00%, 08/01/2029 3,200 3,037
6.75%, 01/17/2048 1,600 1,342
Peru Government Bond
5.94%, 02/12/2029 PEN 6,450 1,452
Qatar Government International Bond
5.10%, 04/23/2048 $ 600 558
Republic of Cameroon International Bond
5.95%, 07/07/2032
(i)
EUR 2,000 1,299
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 646
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 49,000 2,174
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,373
7.30%, 04/20/2052 1,600 1,252
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 1,300 1,237
Romania Government Bond
5.85%, 04/26/2023 RON 8,000 1,590
Romanian Government International Bond
3.00%, 02/27/2027 $ 1,400 1,200
3.62%, 05/26/2030 EUR 2,100 1,624
5.13%, 06/15/2048 $ 1,100 765
Saudi Government International Bond
4.50%, 10/26/2046 2,500 1,989
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 2,035
5.38%, 06/08/2037
(i)
800 481
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(e)
$ 3,000 420
Tunisian Republic
5.75%, 01/30/2025 2,700 1,691
6.38%, 07/15/2026 EUR 200 119
Ukraine Government International Bond
0.00%, 09/01/2028
(e)
$ 3,550 568
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 903
$ 89,569
Supranational Bank - 0.31%
Asian Infrastructure Investment Bank/The
0.50%, 10/30/2024 1,916 1,763
European Bank for Reconstruction &
Development
1.50%, 02/13/2025
(a)
2,150 2,009
Inter-American Development Bank
1.13%, 07/20/2028 3,318 2,771
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 2,705 2,260
3.13%, 11/20/2025 1,400 1,344
$ 10,147
Telecommunications - 2.66%
Altice France SA/France
4.25%, 10/15/2029 EUR 600 451
America Movil SAB de CV
2.88%, 05/07/2030 $ 3,200 2,635
3.63%, 04/22/2029 1,100 973
5.38%, 04/04/2032
(i)
2,100 1,778
AT&T Inc
2.45%, 03/15/2035 EUR 2,400 1,912
3.50%, 09/15/2053 $ 400 257
3.85%, 06/01/2060 645 425
4.38%, 09/14/2029 GBP 1,500 1,581
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
4.50%, 05/15/2035 $ 3,480 $ 2,999
4.75%, 05/15/2046 1,867 1,523
4.90%, 08/15/2037 3,279 2,868
Axian Telecom
7.38%, 02/16/2027
(i)
2,100 1,795
British Telecommunications PLC
3.25%, 11/08/2029
(i)
3,100 2,479
C&W Senior Financing DAC
6.88%, 09/15/2027
(i)
3,550 3,078
CommScope Inc
4.75%, 09/01/2029
(i)
2,775 2,347
7.13%, 07/01/2028
(i)
350 296
8.25%, 03/01/2027
(i)
525 466
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
2,993 2,791
Corning Inc
5.45%, 11/15/2079 2,294 1,840
CT Trust
5.13%, 02/03/2032
(i)
1,400 1,118
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(i)
450 384
8.75%, 05/25/2024 4,075 3,478
Embarq Corp
8.00%, 06/01/2036 755 304
GTT Communications Inc
0.00%, 12/31/2024
(e),(i)
24,309 1,580
Iliad Holding SASU
7.00%, 10/15/2028
(i)
1,100 996
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,900 2,134
Level 3 Financing Inc
4.25%, 07/01/2028
(i)
$ 1,775 1,464
4.63%, 09/15/2027
(i)
125 108
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
2,125 1,466
NTT Finance Corp
1.16%, 04/03/2026
(i)
1,663 1,441
4.37%, 07/27/2027
(i)
464 445
Sprint Capital Corp
8.75%, 03/15/2032 1,030 1,209
Telecom Italia SpA/Milano
5.25%, 03/17/2055 EUR 300 207
Telefonica Emisiones SA
4.90%, 03/06/2048 $ 1,607 1,146
Telefonica Europe BV
2.88%, 06/24/2027
(h),(j)
EUR 700 570
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
TELUS Corp
3.30%, 05/02/2029 CAD 3,400 2,223
T-Mobile USA Inc
3.00%, 02/15/2041 $ 4,795 3,225
3.60%, 11/15/2060 883 568
Turk Telekomunikasyon AS
4.88%, 06/19/2024 2,850 2,508
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 600 480
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 607
2.85%, 09/03/2041 $ 2,262 1,479
3.00%, 11/20/2060 1,719 960
3.40%, 03/22/2041 1,979 1,407
3.88%, 03/01/2052 753 532
4.40%, 11/01/2034 1,223 1,059
4.81%, 03/15/2039 400 346
4.86%, 08/21/2046 550 459

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Viasat Inc
5.63%, 09/15/2025
(i)
$ 4,550 $ 4,196
5.63%, 04/15/2027
(i)
1,125 1,040
6.50%, 07/15/2028
(i)
2,330 1,947
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,700 2,942
Vodafone Group PLC
5.00%, 05/30/2038 825 701
5.13%, 06/04/2081
(j)
8,100 5,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.25%, 05/30/2048 772 631
Zayo Group Holdings Inc
4.00%, 03/01/2027
(i)
2,600 2,009
6.13%, 03/01/2028
(i)
1,250 831
$ 86,291
Toys, Games & Hobbies - 0.04%
Mattel Inc
3.75%, 04/01/2029
(i)
1,400 1,208
Transportation - 0.73%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
4,510 4,188
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043 992 838
4.45%, 01/15/2053 163 137
Canadian National Railway Co
4.40%, 08/05/2052 1,340 1,116
Canadian Pacific Railway Co
1.35%, 12/02/2024 2,353 2,172
3.00%, 12/02/2041 391 271
CSX Corp
4.10%, 11/15/2032 389 350
4.50%, 11/15/2052 1,305 1,063
FedEx Corp
5.25%, 05/15/2050
(a)
550 465
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,960 2,357
Georgian Railway JSC
4.00%, 06/17/2028
(i)
1,300 978
Kansas City Southern/Old
4.70%, 05/01/2048 934 763
Norfolk Southern Corp
3.70%, 03/15/2053 1,293 905
Union Pacific Corp
3.38%, 02/14/2042 2,000 1,494
3.50%, 02/14/2053 2,000 1,400
United Parcel Service Inc
2.20%, 09/01/2024 4,793 4,577
3.90%, 04/01/2025 698 683
$ 23,757
Trucking & Leasing - 0.12%
GATX Corp
3.25%, 09/15/2026 1,382 1,248
4.90%, 03/15/2033 1,112 988
Penske Truck Leasing Co Lp / PTL Finance Corp
3.40%, 11/15/2026
(i)
1,656 1,497
$ 3,733
Water - 0.07%
American Water Capital Corp
2.80%, 05/01/2030 800 668
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,016
3.35%, 04/15/2050 755 473
$ 2,157
TOTAL BONDS $ 2,340,416
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(i)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 15.40%
Principal
Amount (000's) Value (000's)
Advertising - 0.24%
ABG Intermediate Holdings 2 LLC
6.63%, 12/21/2028
(o)
$ 748 $ 717
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.13%, 12/20/2029
(o)
2,210 2,033
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
7.91%, 08/07/2026
(o)
5,457 4,985
1 Month USD LIBOR + 3.50%
$ 7,735
Aerospace & Defense - 0.04%
TransDigm Inc
5.92%, 05/30/2025
(o)
611 596
1 Month USD LIBOR + 2.25%
5.92%, 12/09/2025
(o)
685 668
1 Month USD LIBOR + 2.25%
$ 1,264
Airlines - 0.43%
AAdvantage Loyalty IP Ltd
8.99%, 03/10/2028
(o)
2,949 2,916
1 Month USD LIBOR + 4.75%
Air Canada
6.42%, 08/11/2028
(o)
998 973
1 Month USD LIBOR + 3.50%
American Airlines Inc
5.41%, 12/14/2023
(o)
3,500 3,481
3 Month USD LIBOR + 2.00%
Mileage Plus Holdings LLC
8.78%, 06/21/2027
(o)
531 541
1 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
7.99%, 09/16/2027
(o)
1,000 1,008
3 Month USD LIBOR + 3.75%
United Airlines Inc
8.11%, 04/21/2028
(o)
992 967
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
5.99%, 12/11/2026
(o)
4,610 4,003
3 Month USD LIBOR + 3.00%
$ 13,889
Apparel - 0.04%
Birkenstock US BidCo Inc
5.10%, 04/28/2028
(o)
1,241 1,176
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.21%
Clarios Global LP
6.37%, 04/30/2026
(o)
2,500 2,426
1 Month USD LIBOR + 3.25%
Dexko Global Inc
7.06%, 10/04/2028
(o)
498 452
1 Month USD LIBOR + 3.75%
First Brands Group LLC
8.37%, 03/24/2027
(o)
2,938 2,775
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
11.87%, 03/24/2028
(o)
1,475 1,310
1 Month USD LIBOR + 8.50%
$ 6,963

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.15%
Naked Juice LLC
6.90%, 01/24/2029
(o)
$ 1,496 $ 1,363
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.55%, 01/24/2030
(o)
135 117
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Pegasus Bidco BV
6.96%, 05/05/2029
(o)
625 602
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
7.17%, 03/31/2028
(o)
3,214 2,849
1 Month USD LIBOR + 3.50%
$ 4,931
Building Materials - 0.23%
Chariot Buyer LLC
6.62%, 10/22/2028
(o)
1,982 1,796
1 Month USD LIBOR + 3.50%
Generation Brands
9.63%, 06/29/2029
(o)
2,560 2,193
3 Month USD LIBOR + 6.75%
9.63%, 06/29/2029
(o)
1,975 1,692
3 Month USD LIBOR + 6.75%
Standard Industries Inc/NJ
6.68%, 08/06/2028
(o)
988 966
6 Month USD LIBOR + 2.50%
Zurn LLC
5.75%, 10/04/2028
(o)
817 808
1 Month USD LIBOR + 2.25%
$ 7,455
Chemicals - 0.53%
Aruba Investments Holdings LLC
11.33%, 10/27/2028
(o)
8,680 7,812
1 Month USD LIBOR + 7.75%
ASP Unifrax Holdings Inc
7.42%, 12/12/2025
(o)
1,240 1,135
3 Month USD LIBOR + 3.75%
Cpc Acquisition Corp
11.42%, 01/12/2029
(o)
5,350 4,146
1 Month USD LIBOR + 7.75%
Diamond BC BV
7.16%, 09/29/2028
(o)
1,489 1,389
1 Month USD LIBOR + 3.00%
Discovery Purchaser Corp
7.97%, 08/04/2029
(o)
740 675
Secured Overnight Financing Rate + 4.38%
Ineos Petro
6.50%, 01/29/2026
(o)
248 233
1 Month USD LIBOR + 2.75%
Innophos Holdings Inc
7.00%, 02/05/2027
(o)
496 480
1 Month USD LIBOR + 3.75%
Trinseo Materials Operating SCA
5.12%, 09/06/2024
(o)
385 357
3 Month USD LIBOR + 2.00%
Vibrantz Technologies Inc
6.98%, 04/21/2029
(o)
205 159
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
7.44%, 09/22/2028
(o)
741 711
3 Month USD LIBOR + 3.75%
$ 17,097
Commercial Services - 1.68%
Amentum Government Services Holdings LLC
7.39%, 02/15/2029
(o)
753 727
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Avis Budget Car Rental LLC
5.51%, 08/06/2027
(o)
$ 1,164 $ 1,121
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
6.63%, 03/16/2029
(o)
612 604
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, 10/15/2026
(o)
435 436
Belron Finance
6.69%, 10/30/2026
(o)
744 730
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
6.37%, 09/29/2028
(o)
496 481
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.52%, 12/17/2028
(o)
1,493 1,444
12 Month USD LIBOR + 3.00%
Element Materials Technology Group US
Holdings Inc
0.00%, 04/12/2029
(o),(p)
137 132
Hertz Corp/The
6.37%, 06/14/2028
(o)
1,905 1,833
1 Month USD LIBOR + 3.50%
6.37%, 06/14/2028
(o)
362 348
1 Month USD LIBOR + 3.50%
KUEHG Corp
11.37%, 08/22/2025
(o)
16,360 15,752
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
10.46%, 03/13/2026
(o)
17,700 16,019
3 Month USD LIBOR + 7.50%
Prime Security Services Borrower LLC
6.50%, 09/23/2026
(o)
5,708 5,621
1 Month USD LIBOR + 2.75%
R1 RCM Inc
6.03%, 06/21/2029
(o)
250 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sabert Corp
7.62%, 12/10/2026
(o)
411 402
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
5.75%, 02/22/2024
(o)
719 704
3 Month USD LIBOR + 2.00%
Syniverse Holdings LLC/DE
10.55%, 05/13/2027
(o)
1,875 1,597
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
5.37%, 11/17/2028
(o)
863 849
1 Month USD LIBOR + 2.25%
5.50%, 11/13/2026
(o)
743 725
1 Month USD LIBOR + 1.75%
Travelport Finance Luxembourg Sarl
5.17%, 02/28/2025
(o)
1,773 1,751
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
7.12%, 08/27/2025
(o)
1,240 1,223
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
6.75%, 02/05/2026
(o)
1,240 1,161
1 Month USD LIBOR + 3.00%
WEX Inc
6.00%, 03/31/2028
(o)
496 486
1 Month USD LIBOR + 2.25%
$ 54,394

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.15%
Magenta Buyer LLC
9.17%, 07/27/2028
(o)
$ 1,237 $ 1,079
1 Month USD LIBOR + 5.00%
McAfee Corp
6.87%, 03/01/2029
(o)
1,796 1,640
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NCR Corp
6.92%, 08/28/2026
(o)
744 713
3 Month USD LIBOR + 2.50%
Optiv Security Inc
7.42%, 02/01/2024
(o)
499 477
3 Month USD LIBOR + 3.25%
Perforce Software Inc
7.11%, 07/01/2026
(o)
247 228
1 Month USD LIBOR + 3.75%
Vision Solutions Inc
8.36%, 04/23/2028
(o)
737 632
1 Month USD LIBOR + 4.00%
$ 4,769
Distribution & Wholesale - 0.18%
Core & Main LP
6.53%, 07/27/2028
(o)
1,240 1,207
1 Month USD LIBOR + 2.50%
Infinite Bidco LLC
10.67%, 02/24/2029
(o)
4,850 4,462
1 Month USD LIBOR + 7.00%
$ 5,669
Diversified Financial Services - 0.06%
Astra Acquisition Corp
9.00%, 10/25/2028
(o)
821 709
1 Month USD LIBOR + 5.25%
FleetCor Technologies Operating Co LLC
5.50%, 04/28/2028
(o)
1,240 1,215
1 Month USD LIBOR + 1.75%
$ 1,924
Electric - 0.11%
PG&E Corp
6.81%, 06/23/2025
(o)
1,240 1,218
1 Month USD LIBOR + 3.00%
Talen Energy Supply LLC
6.75%, 07/08/2026
(o)
1,553 1,563
1 Month USD LIBOR + 3.75%
7.63%, 11/13/2023
(o)
853 853
Secured Overnight Financing Rate + 4.75%
$ 3,634
Electronics - 0.05%
Coherent Corp
5.88%, 07/01/2029
(o)
500 486
3 Month USD LIBOR + 2.75%
Ingram Micro Inc
7.17%, 06/30/2028
(o)
1,241 1,197
1 Month USD LIBOR + 3.50%
$ 1,683
Engineering & Construction - 0.41%
Brand Industrial Services Inc
7.03%, 06/21/2024
(o)
5,555 4,795
3 Month USD LIBOR + 4.25%
Brown Group Holding LLC
5.85%, 06/07/2028
(o)
1,487 1,444
1 Month USD LIBOR + 2.75%
6.78%, 06/08/2029
(o)
400 396
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
5.57%, 08/18/2028
(o)
677 661
3 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
KKR Apple Bidco LLC
6.50%, 07/14/2028
(o)
$ 496 $ 480
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.63%, 09/22/2028
(o)
360 356
Secured Overnight Financing Rate + 4.00%
8.87%, 09/23/2029
(o)
5,392 5,138
3 Month USD LIBOR + 5.75%
$ 13,270
Entertainment - 1.07%
AMC Entertainment Holdings Inc
6.31%, 03/20/2026
(o)
2,231 1,580
3 Month USD LIBOR + 3.00%
Bally's Corp
6.55%, 08/06/2028
(o)
3,219 2,987
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
5.76%, 12/27/2024
(o)
234 232
3 Month USD LIBOR + 2.00%
5.76%, 03/17/2028
(o)
2,549 2,466
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
0.00%, 02/07/2025
(e),(o)
1,491 466
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(e),(o)
746 225
3 Month USD LIBOR + 2.75%
13.37%, 09/08/2023
(o)
1,608 1,605
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(e),(o)
564 166
3 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
6.25%, 02/01/2024
(o)
6,461 6,442
3 Month USD LIBOR + 2.50%
Entain Holdings Gibralta
0.00%, 10/18/2029
(o),(p)
360 354
Everi Holdings Inc
6.25%, 06/30/2028
(o)
2,232 2,173
1 Month USD LIBOR + 2.50%
Flutter Financing BV
6.78%, 09/16/2028
(o)
690 681
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lions Gate Capital Holdings LLC
6.00%, 03/24/2025
(o)
494 483
3 Month USD LIBOR + 2.25%
NAI Entertainment Holdings LLC
5.62%, 05/08/2025
(o)
3,053 2,900
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
5.62%, 10/19/2026
(o)
2,584 2,571
3 Month USD LIBOR + 2.50%
PCI Gaming Authority
6.25%, 05/29/2026
(o)
649 640
1 Month USD LIBOR + 2.50%
Penn Entertainment Inc
5.88%, 04/21/2029
(o)
438 431
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
6.40%, 04/14/2029
(o)
1,633 1,608
1 Month USD LIBOR + 3.00%
7.10%, 02/04/2029
(o)
229 215
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
SeaWorld Parks & Entertainment Inc
6.81%, 08/25/2028
(o)
$ 744 $ 725
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
5.89%, 07/21/2026
(o)
4,092 4,014
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
6.51%, 05/16/2025
(o)
1,794 1,743
3 Month USD LIBOR + 2.75%
$ 34,707
Environmental Control - 0.13%
Clean Harbors Inc
5.75%, 09/21/2028
(o)
496 493
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
6.25%, 11/17/2028
(o)
463 456
1 Month USD LIBOR + 2.50%
6.25%, 11/17/2028
(o)
35 34
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
7.41%, 05/30/2025
(o)
3,225 3,204
1 Month USD LIBOR + 3.00%
$ 4,187
Food - 0.12%
CHG PPC Parent LLC
6.81%, 12/08/2028
(o)
498 480
1 Month USD LIBOR + 3.00%
Froneri US Inc
0.00%, 01/31/2027
(o),(p)
496 478
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
6.21%, 05/23/2025
(o)
992 831
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
5.58%, 08/03/2028
(o)
744 718
1 Month USD LIBOR + 2.00%
US Foods Inc
5.12%, 09/13/2026
(o)
241 236
3 Month USD LIBOR + 2.00%
6.50%, 11/17/2028
(o)
1,101 1,082
3 Month USD LIBOR + 2.75%
$ 3,825
Forest Products & Paper - 0.04%
Asplundh Tree Expert LLC
4.87%, 09/06/2027
(o)
1,241 1,220
1 Month USD LIBOR + 1.75%
Healthcare - Products - 0.27%
Avantor Funding Inc
6.00%, 11/08/2027
(o)
185 181
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
6.62%, 05/10/2027
(o)
2,828 2,646
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ICU Medical Inc
5.89%, 12/15/2028
(o)
498 487
1 Month USD LIBOR + 2.50%
Insulet Corp
7.00%, 05/04/2028
(o)
992 969
1 Month USD LIBOR + 3.25%
Medline Borrower LP
6.37%, 10/23/2028
(o)
4,198 3,855
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
7.50%, 07/02/2025
(o)
744 653
3 Month USD LIBOR + 3.75%
$ 8,791
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 1.14%
AHP Health Partners Inc
7.25%, 08/24/2028
(o)
$ 1,241 $ 1,177
1 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
10.57%, 12/09/2029
(o)
7,640 5,272
1 Month USD LIBOR + 7.00%
DaVita Inc
5.50%, 08/12/2026
(o)
185 178
1 Month USD LIBOR + 1.75%
Eyecare Partners LLC
10.42%, 10/14/2029
(o)
6,544 5,846
1 Month USD LIBOR + 6.75%
Global Medical Response Inc
7.38%, 10/02/2025
(o)
1,374 1,058
1 Month USD LIBOR + 4.25%
7.82%, 03/14/2025
(o)
496 382
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
5.94%, 06/16/2028
(o)
1,057 1,045
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
0.00%, 11/14/2025
(o),(p)
625 551
1 Month USD LIBOR + 3.75%
8.16%, 11/14/2025
(o)
5,279 4,652
1 Month USD LIBOR + 3.75%
National Mentor Holdings Inc
10.93%, 03/02/2029
(o)
725 489
1 Month USD LIBOR + 7.25%
Phoenix Guarantor Inc
7.00%, 03/05/2026
(o)
992 950
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
6.37%, 11/15/2028
(o)
4,186 4,025
1 Month USD LIBOR + 3.50%
Select Medical Corp
6.26%, 03/06/2025
(o)
3,865 3,753
3 Month USD LIBOR + 2.50%
Sound Inpatient Physicians Holdings LLC
9.87%, 06/26/2026
(o)
5,750 4,468
3 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
7.07%, 09/03/2026
(o)
2,593 2,471
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
8.92%, 12/10/2027
(o)
496 444
1 Month USD LIBOR + 5.50%
$ 36,761
Home Builders - 0.06%
Tecta America Corp
11.62%, 04/06/2029
(o)
2,100 1,995
3 Month USD LIBOR + 8.50%
Home Furnishings - 0.08%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(o),(p)
1,222 1,136
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
5.75%, 07/19/2028
(o)
1,241 1,173
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
7.00%, 10/30/2027
(o)
328 270
1 Month USD LIBOR + 3.25%
$ 2,579
Insurance - 0.72%
Acrisure LLC
7.25%, 02/15/2027
(o)
992 919
1 Month USD LIBOR + 3.50%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Alliant Holdings Intermediate LLC
6.98%, 11/06/2027
(o)
$ 1,241 $ 1,196
1 Month USD LIBOR + 3.50%
7.00%, 05/09/2025
(o)
992 963
1 Month USD LIBOR + 3.25%
AssuredPartners Inc
6.53%, 02/12/2027
(o)
995 948
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
6.75%, 11/03/2024
(o)
2,274 2,142
1 Month USD LIBOR + 3.00%
7.00%, 07/31/2027
(o)
800 704
1 Month USD LIBOR + 3.25%
8.37%, 01/31/2028
(o)
8,050 5,640
1 Month USD LIBOR + 5.25%
8.44%, 01/20/2029
(o)
1,780 1,233
1 Month USD LIBOR + 5.25%
8.44%, 01/20/2029
(o)
2,300 1,593
1 Month USD LIBOR + 5.25%
8.44%, 01/20/2029
(o)
2,293 1,588
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
6.75%, 01/27/2027
(o)
496 474
1 Month USD LIBOR + 3.00%
7.00%, 01/27/2027
(o)
496 475
1 Month USD LIBOR + 3.25%
HUB International Ltd
7.33%, 04/25/2025
(o)
1,240 1,215
1 Month USD LIBOR + 2.75%
7.53%, 04/25/2025
(o)
992 974
1 Month USD LIBOR + 3.25%
Ryan Specialty Group LLC
6.13%, 09/01/2027
(o)
1,489 1,465
1 Month USD LIBOR + 3.00%
USI Inc/NY
6.42%, 05/16/2024
(o)
1,789 1,765
3 Month USD LIBOR + 3.00%
$ 23,294
Internet - 0.68%
CNT Holdings I Corp
7.24%, 11/08/2027
(o)
1,113 1,081
1 Month USD LIBOR + 3.75%
10.49%, 11/06/2028
(o)
8,701 8,222
1 Month USD LIBOR + 6.75%
MH Sub I LLC
9.28%, 02/12/2029
(o)
7,550 6,899
1 Month USD LIBOR + 6.25%
NortonLifeLock Inc
4.85%, 09/12/2029
(o)
4,000 3,898
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Proofpoint Inc
6.32%, 08/31/2028
(o)
246 233
1 Month USD LIBOR + 3.25%
Ten-X LLC
7.12%, 09/27/2024
(o)
2,021 1,839
3 Month USD LIBOR + 4.00%
$ 22,172
Investment Companies - 0.53%
Nexus Buyer LLC
9.37%, 11/01/2029
(o)
7,400 6,891
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
10.58%, 03/06/2026
(o)
11,260 10,359
3 Month USD LIBOR + 7.50%
$ 17,250
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.26%
Alterra Mountain Co
7.25%, 07/30/2028
(o)
$ 992 $ 968
1 Month USD LIBOR + 3.50%
Carnival Corp
5.88%, 06/30/2025
(o)
992 929
1 Month USD LIBOR + 3.00%
6.13%, 10/18/2028
(o)
633 579
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
6.42%, 09/18/2024
(o)
3,255 2,922
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
6.67%, 03/08/2024
(o)
1,240 903
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
6.25%, 05/28/2028
(o)
1,241 1,164
1 Month USD LIBOR + 2.50%
SRAM LLC
6.42%, 05/18/2028
(o)
841 814
1 Month USD LIBOR + 2.75%
$ 8,279
Lodging - 0.26%
Caesars Resort Collection LLC
6.50%, 12/22/2024
(o)
1,406 1,389
3 Month USD LIBOR + 2.75%
7.25%, 07/20/2025
(o)
851 842
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
7.03%, 01/13/2029
(o)
5,070 4,746
Secured Overnight Financing Rate + 4.00%
Hilton Grand Vacations Borrower LLC
6.75%, 08/02/2028
(o)
499 491
1 Month USD LIBOR + 3.00%
Hilton Worldwide Finance LLC
5.34%, 06/18/2026
(o)
1,000 981
1 Month USD LIBOR + 1.75%
$ 8,449
Machinery - Construction & Mining - 0.02%
Vertiv Group Corp
5.88%, 03/02/2027
(o)
744 716
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.60%
Ali Group North America Corp
5.15%, 07/30/2029
(o)
1,357 1,330
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Engineered Machinery Holdings Inc
9.67%, 05/21/2029
(o)
19,333 17,883
3 Month USD LIBOR + 6.00%
TK Elevator US Newco Inc
6.87%, 07/30/2027
(o)
178 169
6 Month USD LIBOR + 3.50%
$ 19,382
Media - 0.57%
Altice Financing SA
6.83%, 07/15/2025
(o)
742 696
3 Month USD LIBOR + 2.75%
6.83%, 01/31/2026
(o)
495 463
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
7.81%, 07/14/2026
(o)
2,232 1,967
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
5.66%, 07/17/2025
(o)
2,963 2,862
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC
6.46%, 08/24/2026
(o)
$ 2,481 $ 481
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
8.75%, 08/02/2027
(o)
2,543 2,418
1 Month USD LIBOR + 5.00%
Dotdash Meredith
7.12%, 12/01/2028
(o)
1,369 1,215
3 Month USD LIBOR + 4.00%
Gray Television Inc
5.63%, 01/02/2026
(o)
500 491
3 Month USD LIBOR + 2.50%
iHeartCommunications Inc
6.75%, 05/01/2026
(o)
3,000 2,827
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
8.32%, 07/28/2028
(o)
1,233 1,140
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
6.25%, 09/18/2026
(o)
650 643
1 Month USD LIBOR + 2.50%
Radiate Holdco LLC
7.00%, 09/25/2026
(o)
496 453
1 Month USD LIBOR + 3.25%
Univision Communications Inc
6.50%, 03/15/2024
(o)
286 284
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
5.91%, 01/31/2028
(o)
750 734
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
6.49%, 12/20/2028
(o)
496 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ziggo Financing Partnership
5.91%, 04/28/2028
(o)
1,250 1,216
1 Month USD LIBOR + 2.50%
$ 18,377
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
7.51%, 10/12/2028
(o)
496 424
1 Month USD LIBOR + 4.00%
Mining - 0.21%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(f),(o),(q)
6,885 6,885
1 Month USD LIBOR + 5.00%
Miscellaneous Manufacturers - 0.08%
Gates Global LLC
6.25%, 03/31/2027
(o)
2,729 2,647
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.12%
CITGO Petroleum Corp
9.36%, 03/28/2024
(o)
429 429
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
6.00%, 03/30/2025
(o)
496 482
3 Month USD LIBOR + 2.25%
9.25%, 03/30/2025
(o)
1,240 1,231
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
9.91%, 08/25/2026
(o)
2,119 1,699
1 Month USD LIBOR + 6.75%
$ 3,841
Packaging & Containers - 0.08%
Berry Global Inc
5.05%, 07/01/2026
(o)
1,000 984
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc
7.31%, 04/13/2029
(o)
$ 180 $ 173
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kloeckner Pentaplast of America Inc
8.32%, 02/12/2026
(o)
538 449
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
6.72%, 09/22/2028
(o)
496 481
1 Month USD LIBOR + 3.50%
7.00%, 02/05/2026
(o)
125 121
1 Month USD LIBOR + 3.25%
TricorBraun Holdings Inc
6.37%, 03/03/2028
(o)
496 469
1 Month USD LIBOR + 3.25%
$ 2,677
Pharmaceuticals - 0.35%
Bausch Health Cos Inc
8.62%, 01/27/2027
(o)
388 290
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Embecta Corp
6.55%, 03/31/2029
(o)
205 200
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Gainwell Acquisition Corp
7.67%, 10/01/2027
(o)
1,488 1,411
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
5.75%, 11/15/2027
(o)
1,250 1,198
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
7.25%, 05/05/2028
(o)
3,030 2,990
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
8.73%, 09/30/2027
(o)
1,980 1,602
3 Month USD LIBOR + 5.25%
8.98%, 09/30/2027
(o)
990 798
3 Month USD LIBOR + 5.50%
Organon & Co
6.19%, 06/02/2028
(o)
2,396 2,333
1 Month USD LIBOR + 3.00%
Perrigo Investments LLC
5.56%, 04/06/2029
(o)
390 384
1 Month USD LIBOR + 2.50%
PRA Health Sciences Inc
5.94%, 06/16/2028
(o)
263 260
1 Month USD LIBOR + 2.50%
$ 11,466
Pipelines - 0.15%
Buckeye Partners LP
5.37%, 11/01/2026
(o)
744 735
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(o),(p)
1,481 1,383
7.74%, 12/21/2028
(o)
746 697
1 Month USD LIBOR + 3.50%
M6 ETX Holdings II Midco LLC
8.07%, 08/10/2029
(o)
415 412
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TransMontaigne Operating Co LP
7.03%, 11/03/2028
(o)
744 717
1 Month USD LIBOR + 3.50%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Traverse Midstream Partners LLC
8.02%, 09/21/2024
(o)
$ 912 $ 901
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 4,845
Real Estate - 0.02%
Cushman & Wakefield US Borrower LLC
6.50%, 08/21/2025
(o)
771 753
1 Month USD LIBOR + 2.75%
REITs - 0.03%
Blackstone Mortgage Trust Inc
6.00%, 04/23/2026
(o)
992 960
1 Month USD LIBOR + 2.25%
Retail - 0.37%
1011778 BC ULC
5.65%, 11/14/2026
(o)
2,349 2,283
1 Month USD LIBOR + 1.75%
IRB Holding Corp
6.21%, 12/15/2027
(o)
992 965
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
9.08%, 07/07/2028
(o)
972 647
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
6.58%, 11/02/2027
(o)
202 196
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
7.92%, 04/15/2028
(o)
234 180
1 Month USD LIBOR + 4.25%
PetSmart LLC
6.85%, 02/11/2028
(o)
4,946 4,750
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
6.38%, 10/06/2028
(o)
412 397
1 Month USD LIBOR + 3.50%
7.72%, 10/06/2028
(o)
11 11
1 Month USD LIBOR + 3.50%
RH
6.25%, 10/20/2028
(o)
992 926
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
10.79%, 08/10/2023
(o)
992 480
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
6.18%, 06/02/2028
(o)
214 198
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Staples Inc
7.78%, 04/09/2026
(o)
992 862
3 Month USD LIBOR + 5.00%
$ 11,895
Semiconductors - 0.18%
Altar Bidco Inc
7.35%, 02/01/2030
(o)
3,570 3,030
CME Term Secured Overnight Financing
Rate 1 Month + 5.60%
Bright Bidco BV
0.00%, 06/30/2024
(e),(o)
3,856 1,250
3 Month USD LIBOR + 3.50%
10.90%, 02/28/2023
(o)
452 452
Secured Overnight Financing Rate + 8.00%
Entegris Inc
5.68%, 07/06/2029
(o)
293 291
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Synaptics Inc
4.36%, 10/20/2028
(o)
$ 497 $ 490
1 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
6.87%, 08/27/2025
(o)
476 469
1 Month USD LIBOR + 3.75%
$ 5,982
Software - 1.64%
Applied Systems Inc
9.17%, 09/19/2025
(o)
2,679 2,623
1 Month USD LIBOR + 5.50%
AthenaHealth Group Inc
6.97%, 02/15/2029
(o)
337 307
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Holdings Corp
13.38%, 12/15/2027
(o)
1,493 918
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Boxer Parent Co Inc
7.50%, 10/02/2025
(o)
496 476
1 Month USD LIBOR + 3.75%
Camelot Finance SA
6.75%, 10/30/2026
(o)
1,550 1,521
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
6.00%, 09/21/2028
(o)
496 485
3 Month USD LIBOR + 2.50%
Central Parent Inc
8.11%, 06/07/2029
(o)
1,015 992
Secured Overnight Financing Rate + 4.50%
Ceridian HCM Holding Inc
6.25%, 04/04/2025
(o)
2,728 2,631
1 Month USD LIBOR + 2.50%
Cloudera Inc
9.12%, 08/10/2029
(o)
1,660 1,365
1 Month USD LIBOR + 6.00%
DTI Holdco Inc
7.33%, 04/26/2029
(o)
1,250 1,148
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
6.85%, 02/06/2026
(o)
1,207 1,186
1 Month USD LIBOR + 3.25%
Epicor Software Corp
7.00%, 07/30/2027
(o)
3,181 3,025
1 Month USD LIBOR + 3.25%
Finastra USA Inc
6.87%, 06/13/2024
(o)
4,467 4,029
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
7.75%, 12/01/2027
(o)
3,430 3,338
1 Month USD LIBOR + 4.00%
IGT Holding IV AB
7.07%, 03/31/2028
(o)
742 716
1 Month USD LIBOR + 3.75%
Informatica LLC
5.87%, 10/27/2028
(o)
1,741 1,692
1 Month USD LIBOR + 2.75%
Loyalty Ventures Inc
7.62%, 10/08/2027
(o)
1,740 539
1 Month USD LIBOR + 4.50%
MA FinanceCo LLC
7.42%, 06/05/2025
(o)
797 791
1 Month USD LIBOR + 4.25%
Mitchell International Inc
9.57%, 10/15/2029
(o)
3,060 2,437
1 Month USD LIBOR + 6.50%

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Physician Partners LLC
7.13%, 12/26/2028
(o)
$ 183 $ 172
1 Month USD LIBOR + 4.00%
Rackspace Technology Global Inc
5.62%, 02/03/2028
(o)
2,021 1,274
1 Month USD LIBOR + 2.75%
RealPage Inc
6.12%, 04/24/2028
(o)
247 232
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
9.20%, 12/08/2026
(o)
1,271 470
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
6.50%, 06/21/2024
(o)
4,088 4,035
3 Month USD LIBOR + 2.50%
7.59%, 02/28/2027
(o)
344 340
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Skopima Consilio Parent LLC
10.62%, 04/30/2029
(o)
4,760 4,427
3 Month USD LIBOR + 7.50%
Sophia LP
7.17%, 10/07/2027
(o)
1,240 1,190
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
5.50%, 04/16/2025
(o)
1,983 1,937
1 Month USD LIBOR + 1.75%
UKG Inc
7.00%, 05/04/2026
(o)
3,470 3,343
1 Month USD LIBOR + 3.25%
7.50%, 05/04/2026
(o)
992 964
3 Month USD LIBOR + 3.75%
9.00%, 05/03/2027
(o)
1,825 1,674
3 Month USD LIBOR + 5.25%
Zelis Payments Buyer Inc
6.87%, 09/30/2026
(o)
1,982 1,949
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
6.75%, 02/01/2026
(o)
750 745
1 Month USD LIBOR + 3.00%
$ 52,971
Telecommunications - 0.93%
Altice France SA/France
6.91%, 08/14/2026
(o)
2,222 2,031
3 Month USD LIBOR + 4.00%
7.77%, 01/31/2026
(o)
248 222
3 Month USD LIBOR + 3.69%
Avaya Inc
7.41%, 12/15/2027
(o)
976 462
1 Month USD LIBOR + 4.00%
7.66%, 12/15/2027
(o)
3,305 1,569
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
6.38%, 11/23/2028
(o)
1,398 1,368
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
7.00%, 04/06/2026
(o)
676 643
3 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
7.36%, 05/01/2024
(o)
1,312 1,114
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
7.42%, 12/31/2025
(o)
2,254 1,612
3 Month USD LIBOR + 3.75%
Delta Topco Inc
5.84%, 12/01/2027
(o)
1,035 942
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
EOS US Finco LLC
9.61%, 10/06/2029
(o)
$ 300 $ 285
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Frontier Communications Holdings LLC
7.44%, 10/08/2027
(o)
3,721 3,508
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.16%, 04/28/2028
(o)
992 972
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
7.44%, 01/26/2029
(o)
2,247 2,162
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Intrado Corp
7.91%, 10/10/2024
(o)
769 670
3 Month USD LIBOR + 3.50%
8.41%, 10/10/2024
(o)
3,924 3,440
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
6.25%, 11/06/2026
(o)
1,240 1,219
1 Month USD LIBOR + 2.50%
Maxar Technologies Inc
7.38%, 06/14/2029
(o)
1,870 1,790
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Metronet Systems Holdings LLC
7.14%, 06/02/2028
(o)
492 478
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MLN US Holdco LLC
8.25%, 11/30/2025
(o)
1,495 833
1 Month USD LIBOR + 4.50%
Viasat Inc
7.65%, 02/23/2029
(o)
249 235
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
10.12%, 09/30/2029
(o)
5,510 4,628
1 Month USD LIBOR + 7.00%
$ 30,183
Transportation - 0.17%
ASP LS Acquisition Corp
10.38%, 04/30/2029
(o)
6,650 4,522
1 Month USD LIBOR + 7.50%
Genesee & Wyoming Inc
5.67%, 12/30/2026
(o)
496 490
3 Month USD LIBOR + 2.00%
XPO Logistics Inc
4.94%, 02/24/2025
(o)
500 492
1 Month USD LIBOR + 1.75%
$ 5,504
TOTAL SENIOR FLOATING RATE INTERESTS $ 498,870
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.69%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.45%
1.88%, 11/15/2051 $ 7,014 $ 4,273
2.25%, 02/15/2052 3,421 2,294
2.38%, 03/31/2029 2,000 1,792
2.38%, 02/15/2042 1,228 897
2.63%, 05/31/2027 1,500 1,398
2.75%, 05/31/2029 2,800 2,564
2.75%, 08/15/2032 3,118 2,790
2.75%, 11/15/2042 1,300 1,002
2.88%, 04/30/2029 499 461
2.88%, 05/15/2032 10,374 9,399
2.88%, 05/15/2052 9,675 7,508
3.13%, 08/31/2027 1,603 1,526

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 08/31/2029 $ 750 $ 703
3.25%, 06/30/2029 350 330
3.25%, 05/15/2042 4,189 3,542
3.38%, 08/15/2042 1,606 1,385
3.88%, 09/30/2029 1,128 1,108
4.13%, 09/30/2027 3,971 3,949
$ 46,921
U.S. Treasury Bill - 0.24%
2.58%, 11/17/2022
(r)
4,600 4,594
3.18%, 12/22/2022
(r)
350 348
4.01%, 01/26/2023
(r)
2,875 2,848
$ 7,790
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 54,711
Total Investments $ 3,230,280
Other Assets and Liabilities -  0.26% 8,503
TOTAL NET ASSETS - 100.00% $ 3,238,783
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,199 or 0.59% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,076 or 0.62% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $931,039 or 28.75% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $84,074 or 2.60% of net assets.
(l) Security purchased on a when-issued basis.
(m) Security is an Interest Only Strip.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2022, at which time the interest rate will be determined.
(q) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.13%
Consumer, Non-cyclical 10.12%
Consumer, Cyclical 8.61%
Communications 8.46%
Mortgage Securities 7.32%
Industrial 7.27%
Basic Materials 7.05%
Energy 5.72%
Money Market Funds 4.97%
Government 4.79%
Technology 4.34%
Utilities 4.06%
Investment Companies 1.83%
Diversified 0.07%
Other Assets and Liabilities
0.26%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 149,440 $ 3,703,213 $ 3,696,032 $ 156,621
$ 149,440 $ 3,703,213 $ 3,696,032 $ 156,621
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 970 $ — $ — $ —
$ 970 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 15,032 $ 176 0.01%
Material Sciences Corp   10.93%, 01/09/2024 12/22/2016-06/30/2020 18,651 18,213 0.56%
Real Alloy Holding Inc   13.67%, 05/31/2025 05/31/2018-06/30/2020 17,944 17,944 0.55%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 41,564 41,564 1.28%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 13,166 0.41%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,688 0.61%
Total $ 110,751 3.42%
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
October 31, 2022
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Schatz; December 2022 Short 150 $ 15,852 $ 219
Euro-BTP; December 2022 Short 19 2,153 (96)
US 10 Year Note; December 2022 Long 298 32,957 85
US 2 Year Note; December 2022 Long 160 32,702 10
Total $ 218
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/16/2022 EUR 100 $ 97 $ 1 $ —
Citigroup Inc 11/16/2022 $ 122 EUR 125 — (2)
Goldman Sachs & Co 11/03/2022 BRL 5,506 $ 1,037 30 —
Goldman Sachs & Co 11/03/2022 $ 1,031 BRL 5,506 — (34)
HSBC Securities Inc 11/02/2022 HUF 270,604 $ 610 44 —
HSBC Securities Inc 11/02/2022 $ 624 HUF 270,604 — (30)
JPMorgan Chase 11/10/2022 RON 17,800 EUR 3,555 65 —
JPMorgan Chase 11/16/2022 EUR 1,800 $ 1,764 17 —
JPMorgan Chase 11/16/2022 $ 10,153 EUR 10,419 1 (155)
JPMorgan Chase 11/23/2022 $ 2,224 ZAR 40,500 22 —
JPMorgan Chase 11/23/2022 $ 4,227 EUR 4,300 — (28)
Total $ 180 $ (249)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .28 % Shares Held Value (000's)
Money Market Funds - 2 .28%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
6,153 $ 6
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
91,593,150 91,593
$ 91,599
TOTAL INVESTMENT COMPANIES $ 91,599
COMMON STOCKS - 96 .95 % Shares Held Value (000's)
Aerospace & Defense - 0 .43%
BAE Systems PLC 1,854,635 $ 17,347
Apparel - 2 .06%
Gildan Activewear Inc 975,600 30,786
LVMH Moet Hennessy Louis Vuitton SE 82,394 51,990
$ 82,776
Automobile Manufacturers - 2 .51%
Bayerische Motoren Werke AG 248,285 19,488
Ferrari NV 82,365 16,237
Kia Corp 320,977 14,916
Toyota Motor Corp 3,630,700 50,375
$ 101,016
Banks - 11 .96%
Bank Leumi Le-Israel BM 2,271,950 21,674
Bank Negara Indonesia Persero Tbk PT 37,353,300 22,521
Bank of Ireland Group PLC 3,073,455 22,131
Bank Rakyat Indonesia Persero Tbk PT 153,194,020 45,703
Bankinter SA 1,858,435 11,242
DBS Group Holdings Ltd 1,934,900 46,779
DNB Bank ASA 1,169,102 20,678
Grupo Financiero Banorte SAB de CV 3,095,730 25,201
HDFC Bank Ltd ADR 297,766 18,554
ICICI Bank Ltd ADR 2,808,352 61,896
Kasikornbank PCL 3,074,200 11,870
Kotak Mahindra Bank Ltd 1,114,696 25,666
Lloyds Banking Group PLC 54,144,260 26,004
Nordea Bank Abp 3,072,218 29,347
PT Bank Central Asia Tbk 30,679,670 17,342
Resona Holdings Inc 3,336,700 12,576
Toronto-Dominion Bank/The 654,224 41,870
United Overseas Bank Ltd 1,004,500 19,707
$ 480,761
Beverages - 1 .54%
Diageo PLC 850,420 34,997
Kweichow Moutai Co Ltd 87,479 16,130
Remy Cointreau SA 69,823 10,678
$ 61,805
Biotechnology - 1 .47%
CSL Ltd 226,574 40,560
Genmab A/S
(d)
48,344 18,623
$ 59,183
Building Materials - 1 .31%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
4,899,948 16,405
China Lesso Group Holdings Ltd 11,247,000 9,128
CRH PLC 752,093 27,089
$ 52,622
Chemicals - 2 .26%
Air Liquide SA 156,223 20,436
K+S AG 531,433 11,734
Nutrien Ltd 457,000 38,614
Shin-Etsu Chemical Co Ltd 192,700 20,027
$ 90,811
Commercial Services - 1 .30%
Localiza Rent a Car SA 2,139,300 29,173
Localiza Rent a Car SA - Rights
(d)
6,563 26
TechnoPro Holdings Inc 642,600 15,416
TOPPAN INC 523,400 7,806
$ 52,421
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 3 .39%
Capgemini SE 226,484 $ 37,119
Infosys Ltd 1,659,472 30,929
Logitech International SA 276,125 13,732
Nomura Research Institute Ltd 844,200 18,682
Teleperformance 77,517 20,769
WNS Holdings Ltd ADR
(d)
174,761 15,044
$ 136,275
Consumer Products - 0 .67%
Reckitt Benckiser Group PLC 404,047 26,814
Cosmetics & Personal Care - 2 .68%
L'Oreal SA 167,289 52,530
Unilever PLC 1,209,416 54,973
$ 107,503
Distribution & Wholesale - 1 .25%
ITOCHU Corp 1,133,500 29,295
RS GROUP PLC 730,387 8,036
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
4,180,827 13,023
$ 50,354
Diversified Financial Services - 2 .96%
Bajaj Finance Ltd 225,118 19,459
Banco BTG Pactual SA 3,019,800 16,925
Deutsche Boerse AG 98,865 16,077
Euronext NV
(e)
125,265 7,951
Housing Development Finance Corp Ltd 777,626 23,250
KB Financial Group Inc 450,361 15,154
London Stock Exchange Group PLC 232,275 20,134
$ 118,950
Electric - 1 .44%
Iberdrola SA 3,939,898 40,066
SSE PLC 1,006,933 17,995
$ 58,061
Electronics - 1 .99%
Halma PLC 603,459 14,634
Hoya Corp 412,204 38,319
Kyocera Corp 270,000 13,075
Shimadzu Corp 525,000 13,830
$ 79,858
Energy - Alternate Sources - 0 .10%
Sao Martinho SA 772,900 4,037
Engineering & Construction - 0 .94%
Anhui Honglu Steel Construction Group Co Ltd 1,787,217 8,317
Vinci SA 320,225 29,472
$ 37,789
Food - 4 .46%
Ajinomoto Co Inc 642,800 17,679
Danone SA 421,871 20,967
Dino Polska SA
(d),(e)
109,381 7,140
Nestle SA 729,048 79,363
Seven & i Holdings Co Ltd 1,206,500 45,037
Want Want China Holdings Ltd 13,761,000 9,039
$ 179,225
Food Service - 0 .43%
Compass Group PLC 811,311 17,088
Healthcare - Products - 0 .78%
Alcon Inc 342,519 20,854
Sartorius Stedim Biotech 32,687 10,373
$ 31,227
Healthcare - Services - 1 .64%
ICON PLC
(d)
153,313 30,331
Lonza Group AG 68,888 35,463
$ 65,794
Home Builders - 0 .78%
Persimmon PLC 747,546 11,186
Taylor Wimpey PLC 18,703,957 20,109
$ 31,295

Schedule of Investments
Diversified International Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .70%
Haier Smart Home Co Ltd 6,918,200 $ 17,316
Howden Joinery Group PLC 1,822,332 10,735
$ 28,051
Insurance - 4 .51%
AIA Group Ltd 4,285,600 32,461
ASR Nederland NV 255,321 11,242
AXA SA 1,014,484 25,053
Fairfax Financial Holdings Ltd 55,300 27,159
Legal & General Group PLC 7,339,769 19,636
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
104,789 27,662
Sampo Oyj 470,632 21,521
Tryg A/S 761,356 16,468
$ 181,202
Leisure Products & Services - 1 .08%
Shimano Inc 212,100 32,821
Yamaha Motor Co Ltd 506,000 10,445
$ 43,266
Machinery - Construction & Mining - 1 .18%
Mitsubishi Heavy Industries Ltd 850,200 29,284
Weir Group PLC/The 1,041,669 18,150
$ 47,434
Machinery - Diversified - 2 .40%
Atlas Copco AB - A Shares 1,544,473 16,485
Ebara Corp 523,900 17,023
Keyence Corp 106,500 40,157
NARI Technology Co Ltd 3,467,030 11,583
THK Co Ltd 642,300 11,202
$ 96,450
Metal Fabrication & Hardware - 0 .44%
APL Apollo Tubes Ltd 1,366,962 17,852
Mining - 2 .80%
Anglo American PLC 718,328 21,517
BHP Group Ltd 1,213,442 29,147
Franco-Nevada Corp 329,614 40,734
Rio Tinto Ltd 372,167 21,120
$ 112,518
Oil & Gas - 5 .73%
BP PLC 6,248,691 34,572
Equinor ASA 1,038,147 37,823
Petroleo Brasileiro SA ADR 1,434,907 18,395
Reliance Industries Ltd 940,258 29,013
Shell PLC 2,022,537 56,028
Suncor Energy Inc 847,000 29,134
Tourmaline Oil Corp 445,100 25,079
$ 230,044
Oil & Gas Services - 0 .96%
Schlumberger NV 740,393 38,523
Pharmaceuticals - 7 .21%
AstraZeneca PLC 664,553 77,974
Merck KGaA 105,065 17,122
Novo Nordisk A/S 860,624 93,577
Roche Holding AG 185,622 61,589
Sanofi 457,718 39,390
$ 289,652
Pipelines - 0 .24%
Gaztransport Et Technigaz SA 83,531 9,718
Private Equity - 3 .04%
3i Group PLC 4,176,187 55,620
Brookfield Asset Management Inc 1,683,353 66,662
$ 122,282
Real Estate - 0 .44%
Mitsubishi Estate Co Ltd 1,392,300 17,509
REITs - 0 .55%
CapitaLand Integrated Commercial Trust 8,529,500 11,320
Segro PLC 1,201,073 10,810
$ 22,130
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4 .66%
Alimentation Couche-Tard Inc 1,213,692 $ 54,344
Arezzo Industria e Comercio SA 489,800 9,889
Bosideng International Holdings Ltd 23,346,000 10,083
Dollarama Inc 358,000 21,272
JD Sports Fashion PLC 16,664,524 18,622
Wal-Mart de Mexico SAB de CV 15,687,178 60,601
Yum China Holdings Inc 295,999 12,240
$ 187,051
Semiconductors - 6 .51%
ASM International NV 64,366 14,239
ASML Holding NV 159,795 74,958
Renesas Electronics Corp
(d)
2,701,000 22,596
Samsung Electronics Co Ltd 1,634,500 68,027
SK Hynix Inc 232,580 13,464
Taiwan Semiconductor Manufacturing Co Ltd 5,679,544 68,281
$ 261,565
Software - 0 .77%
Dassault Systemes SE 607,998 20,379
Nexon Co Ltd 630,300 10,548
$ 30,927
Telecommunications - 1 .53%
Nice Ltd ADR
(d)
116,056 22,038
Nippon Telegraph & Telephone Corp 1,434,500 39,564
$ 61,602
Toys, Games & Hobbies - 1 .26%
Nintendo Co Ltd 1,245,000 50,546
Transportation - 2 .59%
Canadian National Railway Co 437,148 51,790
Canadian Pacific Railway Ltd 703,200 52,422
$ 104,212
TOTAL COMMON STOCKS $ 3,895,546
Total Investments $ 3,987,145
Other Assets and Liabilities -  0.77% 30,995
TOTAL NET ASSETS - 100.00% $ 4,018,140
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,091 or 0.38% of net assets.

Schedule of Investments
Diversified International Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 14 .78%
Japan 14 .02%
Canada 11 .94%
France 8 .68%
India 6 .00%
Switzerland 5 .25%
United States 3 .24%
Denmark 3 .20%
Korea, Republic Of 2 .78%
Netherlands 2 .70%
China 2 .50%
Germany 2 .30%
Brazil 2 .28%
Australia 2 .26%
Mexico 2 .14%
Indonesia 2 .13%
Ireland 1 .98%
Singapore 1 .93%
Taiwan 1 .70%
Norway 1 .45%
Spain 1 .27%
Finland 1 .26%
Israel 1 .09%
Hong Kong 1 .06%
Sweden 0 .41%
Italy 0 .40%
Thailand 0 .30%
Poland 0 .18%
Other Assets and Liabilities
0 .77%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 178,446 $ 2,367,843 $ 2,454,696 $ 91,593
$ 178,446 $ 2,367,843 $ 2,454,696 $ 91,593
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 1,439 $ — $ — $ —
$ 1,439 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1 .88 % Shares Held Value (000's)
Money Market Funds - 1 .88%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
4,922,392 $ 4,922
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
169,363,700 169,364
$ 174,286
TOTAL INVESTMENT COMPANIES $ 174,286
COMMON STOCKS - 98 .07 % Shares Held Value (000's)
Apparel - 1 .46%
NIKE Inc 1,461,535 $ 135,455
Automobile Manufacturers - 3 .48%
Cummins Inc 294,257 71,949
PACCAR Inc 2,590,598 250,847
$ 322,796
Automobile Parts & Equipment - 2 .38%
Magna International Inc
(d)
3,971,881 221,353
Banks - 10 .37%
Bank of America Corp 4,496,212 162,043
First Republic Bank/CA 1,233,205 148,108
JPMorgan Chase & Co 1,773,583 223,259
Morgan Stanley 2,892,239 237,655
PNC Financial Services Group Inc/The 1,188,618 192,354
$ 963,419
Beverages - 1 .56%
Coca-Cola Co/The 2,424,158 145,086
Biotechnology - 2 .03%
Corteva Inc 2,883,746 188,424
Chemicals - 2 .13%
Air Products and Chemicals Inc 547,191 137,017
PPG Industries Inc 528,972 60,398
$ 197,415
Computers - 1 .68%
Apple Inc 1,018,984 156,251
Diversified Financial Services - 3 .65%
BlackRock Inc 316,488 204,423
Discover Financial Services 1,290,071 134,761
$ 339,184
Electric - 5 .46%
Eversource Energy 612,922 46,754
NextEra Energy Inc 2,122,488 164,493
Sempra Energy 399,539 60,306
WEC Energy Group Inc 1,341,230 122,494
Xcel Energy Inc 1,736,610 113,071
$ 507,118
Food - 3 .00%
Hormel Foods Corp 4,555,080 211,583
Tyson Foods Inc 984,635 67,300
$ 278,883
Healthcare - Products - 4 .75%
Abbott Laboratories 1,813,658 179,443
Medtronic PLC 2,024,174 176,792
STERIS PLC 493,909 85,239
$ 441,474
Healthcare - Services - 1 .11%
UnitedHealth Group Inc 184,879 102,636
Home Builders - 1 .25%
DR Horton Inc 1,512,227 116,260
Insurance - 3 .78%
Chubb Ltd 925,057 198,785
Fidelity National Financial Inc 3,863,499 152,145
$ 350,930
Machinery - Diversified - 2 .53%
Deere & Co 592,891 234,678
Media - 3 .01%
Cable One Inc 85,720 73,670
Comcast Corp - Class A 6,499,525 206,295
$ 279,965
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4 .09%
Parker-Hannifin Corp 806,813 $ 234,476
Trane Technologies PLC 912,365 145,641
$ 380,117
Oil & Gas - 5 .82%
Chevron Corp 816,150 147,642
EOG Resources Inc 1,416,979 193,446
Marathon Petroleum Corp 1,758,865 199,842
$ 540,930
Pharmaceuticals - 10 .32%
Becton Dickinson and Co 834,222 196,851
Eli Lilly & Co 28,738 10,406
Merck & Co Inc 2,334,652 236,267
Novartis AG ADR 2,218,218 179,964
Pfizer Inc 2,873,025 133,739
Roche Holding AG ADR 4,863,366 201,052
$ 958,279
Pipelines - 1 .97%
Enterprise Products Partners LP 7,244,134 182,914
Private Equity - 1 .89%
KKR & Co Inc 3,608,171 175,465
REITs - 4 .07%
Alexandria Real Estate Equities Inc 1,108,015 160,995
Digital Realty Trust Inc 1,195,329 119,832
Realty Income Corp 1,567,099 97,583
$ 378,410
Retail - 3 .46%
Costco Wholesale Corp 331,600 166,297
Starbucks Corp 1,038,625 89,935
Target Corp 397,479 65,286
$ 321,518
Semiconductors - 2 .95%
Microchip Technology Inc 2,657,539 164,076
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,789,276 110,130
$ 274,206
Software - 3 .73%
Fidelity National Information Services Inc 1,161,941 96,430
Microsoft Corp 496,661 115,290
SAP SE ADR 1,397,930 134,285
$ 346,005
Telecommunications - 4 .64%
BCE Inc
(d)
4,996,280 225,332
Verizon Communications Inc 5,506,917 205,794
$ 431,126
Transportation - 1 .50%
Expeditors International of Washington Inc 971,334 95,045
Union Pacific Corp 223,691 44,098
$ 139,143
TOTAL COMMON STOCKS $ 9,109,440
Total Investments $ 9,283,726
Other Assets and Liabilities -  0.05% 4,678
TOTAL NET ASSETS - 100.00% $ 9,288,404
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,922 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,784 or 0.05% of net assets.

Schedule of Investments
Equity Income Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .76%
Consumer, Non-cyclical 22 .77%
Consumer, Cyclical 12 .03%
Technology 8 .36%
Industrial 8 .12%
Energy 7 .79%
Communications 7 .65%
Utilities 5 .46%
Basic Materials 2 .13%
Money Market Funds 1 .88%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 211,675 $ 2,902,518 $ 2,944,829 $ 169,364
$ 211,675 $ 2,902,518 $ 2,944,829 $ 169,364
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 1,377 $ — $ — $ —
$ 1,377 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 8 .59 % Shares Held Value (000's)
Money Market Funds - 8 .59%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
32,518,915 $ 32,519
TOTAL INVESTMENT COMPANIES $ 32,519
BONDS - 84 .82%
Principal
Amount (000's) Value (000's)
Banks - 4 .55%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 $ 3,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(d),(e),(f)
6,175 5,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 4,856 4,565
Standard Chartered PLC
7.75%, 08/15/2027
(c),(d),(e),(f)
4,950 4,523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
$ 17,223
Building Materials - 0 .68%
Cemex SAB de CV
5.13%, 06/08/2026
(c),(d),(f)
1,800 1,486
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.13%, 06/08/2026
(c),(d)
1,300 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
$ 2,559
Chemicals - 2 .20%
ICL Group Ltd
6.38%, 05/31/2038
(f)
3,275 3,066
Sasol Financing USA LLC
4.38%, 09/18/2026 3,375 2,953
5.50%, 03/18/2031 3,075 2,303
$ 8,322
Diversified Financial Services - 0 .54%
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 2,200 2,057
Electric - 1 .97%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
700 464
3.95%, 02/12/2030 2,800 1,854
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
1,843 1,179
Comision Federal de Electricidad
5.00%, 09/29/2036 4,338 3,566
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
2,850 411
$ 7,474
Energy - Alternate Sources - 0 .72%
Energo-Pro AS
8.50%, 02/04/2027
(f)
2,975 2,727
Engineering & Construction - 0 .46%
IHS Holding Ltd
5.63%, 11/29/2026
(f)
2,300 1,732
Internet - 2 .09%
Prosus NV
3.26%, 01/19/2027
(f)
5,600 4,611
3.26%, 01/19/2027 350 288
Tencent Holdings Ltd
3.68%, 04/22/2041 1,125 709
3.93%, 01/19/2038 3,400 2,315
$ 7,923
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .73%
CSN Inova Ventures
6.75%, 01/28/2028 $ 3,250 $ 2,785
Lodging - 0 .84%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 318
5.63%, 07/17/2027
(f)
300 182
5.63%, 07/17/2027 950 576
5.75%, 07/21/2028 1,850 1,064
Studio City Finance Ltd
5.00%, 01/15/2029 2,450 1,028
$ 3,168
Mining - 1 .41%
Stillwater Mining Co
4.00%, 11/16/2026
(f)
4,475 3,674
4.00%, 11/16/2026 450 370
4.50%, 11/16/2029
(f)
1,550 1,133
4.50%, 11/16/2029 200 146
$ 5,323
Oil & Gas - 7 .58%
Energean Israel Finance Ltd
5.38%, 03/30/2028
(f)
4,600 4,037
Kosmos Energy Ltd
7.13%, 04/04/2026 2,625 2,192
7.50%, 03/01/2028
(f)
350 274
7.50%, 03/01/2028 2,150 1,685
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
2,000 1,983
6.13%, 06/30/2025
(f)
2,950 2,801
6.50%, 06/30/2027
(f)
3,775 3,520
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(f)
2,725 2,082
Petroleos Mexicanos
5.35%, 02/12/2028 2,975 2,371
5.95%, 01/28/2031 1,825 1,315
6.63%, 06/15/2035 850 590
6.70%, 02/16/2032 2,525 1,910
6.84%, 01/23/2030 4,925 3,931
$ 28,691
Pipelines - 1 .88%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
3,421 2,785
2.16%, 03/31/2034 5,317 4,329
$ 7,114
Real Estate - 0 .26%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 400 34
3.13%, 10/22/2025 1,650 156
4.20%, 02/06/2026 1,100 102
5.40%, 05/27/2025 350 31
7.25%, 04/08/2026 900 82
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(g)
1,300 81
0.00%, 07/23/2025
(g)
1,300 90
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 400 29
6.25%, 08/10/2024 500 50
6.95%, 07/23/2023 1,150 116
Sunac China Holdings Ltd
0.00%, 04/26/2024
(g)
850 49
0.00%, 10/20/2024
(g)
2,450 141
0.00%, 07/09/2025
(g)
600 33
$ 994
Sovereign - 58 .03%
1MDB Global Investments Ltd
4.40%, 03/09/2023 9,300 9,112

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Angolan Government International Bond
8.00%, 11/26/2029 $ 1,825 $ 1,481
8.75%, 04/14/2032
(f)
7,900 6,363
8.75%, 04/14/2032 725 584
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(h)
2,625 553
1.50%, 07/09/2035
(h)
11,306 2,244
3.50%, 07/09/2041
(h)
1,825 435
3.88%, 01/09/2038
(h)
1,650 427
Bahamas Government International Bond
6.00%, 11/21/2028 5,150 3,251
9.00%, 06/16/2029
(f)
600 432
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 116,100 21,337
Colombia Government International Bond
3.00%, 01/30/2030 $ 3,900 2,751
3.13%, 04/15/2031 750 512
4.50%, 03/15/2029 2,350 1,892
5.63%, 02/26/2044 800 518
6.13%, 01/18/2041 3,300 2,346
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 107,200 3,609
1.25%, 02/14/2025 98,400 3,553
2.40%, 09/17/2025 73,600 2,676
Dominican Republic International Bond
4.50%, 01/30/2030 $ 2,800 2,245
4.88%, 09/23/2032 3,575 2,755
6.00%, 02/22/2033
(f)
1,050 879
6.00%, 02/22/2033 1,250 1,047
Ecuador Government International Bond
2.50%, 07/31/2035
(h)
9,275 3,390
El Salvador Government International Bond
6.38%, 01/18/2027 3,150 1,224
7.63%, 09/21/2034 1,100 361
7.63%, 02/01/2041 3,050 1,064
7.65%, 06/15/2035 2,350 833
8.63%, 02/28/2029 3,450 1,380
Indonesia Treasury Bond
6.13%, 05/15/2028 IDR 106,050,000 6,405
6.38%, 08/15/2028 126,250,000 7,711
Iraq International Bond
5.80%, 01/15/2028 $ 9,917 8,425
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 11,675 8,081
4.88%, 01/30/2032
(f)
175 121
5.88%, 10/17/2031 1,200 898
Mexican Bonos
7.75%, 11/23/2034 MXN 399,900 17,168
Mexico Government International Bond
4.35%, 01/15/2047 $ 1,700 1,187
4.40%, 02/12/2052 850 580
4.88%, 05/19/2033 5,725 5,037
Nigeria Government International Bond
7.14%, 02/23/2030 1,525 995
Oman Government International Bond
6.50%, 03/08/2047 3,125 2,571
6.75%, 01/17/2048 5,775 4,844
7.00%, 01/25/2051 450 383
Peru Government Bond
5.94%, 02/12/2029 PEN 14,550 3,275
6.15%, 08/12/2032 15,900 3,398
Republic of Poland Government Bond
0.00%, 07/25/2024
(g)
PLN 27,700 5,041
2.50%, 07/25/2026 18,000 3,028
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 313,600 13,911
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 3,225 $ 2,023
5.38%, 07/24/2044 1,250 834
5.75%, 09/30/2049 4,225 2,802
7.30%, 04/20/2052 3,300 2,582
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 3,125 2,973
Romania Government Bond
4.85%, 07/25/2029 RON 13,300 2,092
5.00%, 02/12/2029 10,700 1,724
Romanian Government International Bond
1.38%, 12/02/2029 EUR 1,158 780
2.00%, 04/14/2033 5,700 3,428
3.62%, 05/26/2030 2,450 1,895
Saudi Government International Bond
4.50%, 10/26/2046 $ 6,375 5,072
4.63%, 10/04/2047 850 683
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,825 2,277
5.38%, 06/08/2037 1,625 978
6.25%, 07/30/2024 $ 725 673
6.25%, 05/23/2033 1,875 1,404
6.75%, 03/13/2048 1,125 714
Sri Lanka Government International Bond
0.00%, 04/18/2023
(g)
800 180
0.00%, 06/28/2024
(g)
550 124
0.00%, 11/03/2025
(g)
8,240 1,886
0.00%, 07/18/2026
(g)
2,350 529
0.00%, 05/11/2027
(g)
1,750 386
0.00%, 04/18/2028
(g)
500 110
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
3,200 448
0.00%, 06/24/2030
(g)
3,489 489
Tunisian Republic
5.63%, 02/17/2024 EUR 1,150 835
5.75%, 01/30/2025 $ 2,650 1,660
6.38%, 07/15/2026 EUR 8,825 5,233
Ukraine Government International Bond
0.00%, 09/01/2026
(g)
$ 1,250 202
0.00%, 09/01/2027
(g)
1,400 218
0.00%, 09/01/2028
(g)
3,950 632
0.00%, 05/21/2031
(f),(g)
1,250 177
0.00%, 05/21/2031
(g)
875 124
0.00%, 08/01/2041
(g),(h)
900 223
Zambia Government International Bond
0.00%, 04/14/2024
(g)
2,475 984
$ 219,687
Supranational Bank - 0 .88%
Africa Finance Corp
2.88%, 04/28/2028
(f)
4,350 3,336
TOTAL BONDS $ 321,115
CONVERTIBLE BONDS - 0 .99%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .99%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 4,000 $ 3,745
TOTAL CONVERTIBLE BONDS $ 3,745
Total Investments $ 357,379
Other Assets and Liabilities -  5.60% 21,193
TOTAL NET ASSETS - 100.00% $ 378,572

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2022
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $12,658 or 3.34% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,561 or 16.53% of net assets.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 12 .48%
Mexico 11 .44%
South Africa 5 .84%
Brazil 5 .64%
Israel 5 .40%
Indonesia 3 .73%
Czech Republic 3 .32%
Cayman Islands 2 .82%
Virgin Islands, British 2 .68%
Romania 2 .63%
Cote d'Ivoire 2 .40%
Iraq 2 .23%
Angola 2 .22%
Colombia 2 .13%
Poland 2 .13%
Oman 2 .06%
Tunisia 2 .04%
Jersey, Channel Islands 1 .88%
Dominican Republic 1 .83%
Peru 1 .76%
Senegal 1 .60%
Saudi Arabia 1 .52%
Netherlands 1 .29%
El Salvador 1 .28%
Azerbaijan 1 .21%
United Kingdom 1 .19%
United Arab Emirates 0 .99%
Bahamas 0 .97%
Argentina 0 .96%
Ecuador 0 .90%
Supranational 0 .88%
Sri Lanka 0 .85%
Uzbekistan 0 .79%
Ukraine 0 .78%
India 0 .61%
Luxembourg 0 .55%
Ireland 0 .54%
Chile 0 .31%
Nigeria 0 .26%
Zambia 0 .26%
Other Assets and Liabilities
5 .60%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 54,289 $ 498,353 $ 520,123 $ 32,519
$ 54,289 $ 498,353 $ 520,123 $ 32,519
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 256 $ — $ — $ —
$ 256 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; December 2022 Short 61 $ 6,911 $ (309)
US 10 Year Note; December 2022 Short 232 25,658 88
Total $ (221)
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2022
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/16/2022 EUR 125 $ 121 $ 1 $ —
Citigroup Inc 11/16/2022 $ 1,683 EUR 1,725 — (24)
Citigroup Inc 11/23/2022 $ 5,959 BRL 31,600 — (130)
Citigroup Inc 11/23/2022 $ 7,971 PLN 39,100 — (204)
Citigroup Inc 11/23/2022 $ 4,158 EUR 4,225 — (23)
JPMorgan Chase 11/16/2022 EUR 2,775 $ 2,717 31 —
JPMorgan Chase 11/16/2022 $ 26,486 EUR 27,176 12 (407)
JPMorgan Chase 11/23/2022 THB 289,600 $ 7,620 3 —
JPMorgan Chase 11/23/2022 $ 14,223 ZAR 259,000 141 —
JPMorgan Chase 11/23/2022 $ 17,322 EUR 17,450 119 (65)
JPMorgan Chase 11/23/2022 $ 7,521 CNH 54,100 137 —
Total $ 444 $ (853)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
ITRAXX.37 N/A (5.00)% Quarterly 06/20/2027 EUR 9,900 $ 82 $ (12) $ 70
Turkey Government International Bond, 11.88%,
01/15/2030
6.61% (1.00)% Quarterly 12/20/2027 $ 15,700 3,623 (293) 3,330
Total $ 3,705 $ (305) $ 3,400
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Brazil Cetip DI Interbank Deposit Rate Pay 11.77% Annual Annual N/A 01/02/2025 BRL 217,000 $ (53) $ — $ (53)
Total $ (53) $ — $ (53)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .54 % Shares Held Value (000's)
Money Market Funds - 0 .54%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
548,883 $ 549
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
522,602 523
$ 1,072
TOTAL INVESTMENT COMPANIES $ 1,072
COMMON STOCKS - 95 .64 % Shares Held Value (000's)
Agriculture - 0 .86%
Muyuan Foods Co Ltd 113,900 $ 730
SLC Agricola SA 107,930 961
$ 1,691
Apparel - 0 .86%
Fila Holdings Corp 29,789 682
Youngone Corp 30,264 1,003
$ 1,685
Automobile Manufacturers - 3 .38%
Ashok Leyland Ltd 691,457 1,282
Geely Automobile Holdings Ltd 475,000 511
Hyundai Motor Co 16,165 1,863
Kia Corp 43,819 2,036
Yadea Group Holdings Ltd
(d)
634,000 968
$ 6,660
Automobile Parts & Equipment - 0 .66%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 615
Weichai Power Co Ltd 709,000 679
$ 1,294
Banks - 10 .35%
Bank of Jiangsu Co Ltd 694,170 655
Bank Rakyat Indonesia Persero Tbk PT 9,489,382 2,831
Grupo Financiero Banorte SAB de CV 317,700 2,586
HDFC Bank Ltd 89,282 1,620
Hong Leong Bank Bhd 155,800 699
ICICI Bank Ltd 348,608 3,833
Kasikornbank PCL 294,400 1,137
Kotak Mahindra Bank Ltd 52,563 1,210
PT Bank Central Asia Tbk 4,299,900 2,431
Saudi National Bank/The 183,199 2,896
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 480
$ 20,378
Beverages - 2 .39%
Arca Continental SAB de CV 215,500 1,761
China Resources Beer Holdings Co Ltd 212,000 1,000
Kweichow Moutai Co Ltd 5,600 1,033
Tsingtao Brewery Co Ltd 130,000 910
$ 4,704
Building Materials - 1 .48%
Amber Enterprises India Ltd
(e)
19,195 480
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
195,221 654
China Lesso Group Holdings Ltd 602,000 489
China National Building Material Co Ltd 760,000 441
Voltas Ltd 52,310 554
Xinyi Glass Holdings Ltd 229,000 294
$ 2,912
Chemicals - 1 .42%
Ganfeng Lithium Group Co Ltd
(d)
105,840 716
Navin Fluorine International Ltd 12,447 685
Petronas Chemicals Group Bhd 395,500 729
Supreme Industries Ltd 25,191 662
$ 2,792
Coal - 0 .52%
Exxaro Resources Ltd 92,038 1,026
Commercial Services - 1 .65%
Bidvest Group Ltd/The 61,798 714
GPS Participacoes e Empreendimentos SA
(d)
211,192 565
Localiza Rent a Car SA 83,200 1,135
Localiza Rent a Car SA - Rights
(e)
255 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
MegaStudyEdu Co Ltd 13,836 $ 831
$ 3,246
Computers - 2 .73%
CI&T Inc
(e),(f)
35,930 295
Globant SA
(e)
4,690 885
Infosys Ltd 142,096 2,648
TDCX Inc ADR
(e)
58,202 753
WNS Holdings Ltd ADR
(e)
9,299 801
$ 5,382
Distribution & Wholesale - 2 .25%
AKR Corporindo Tbk PT 23,260,800 2,328
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
675,663 2,105
$ 4,433
Diversified Financial Services - 4 .60%
Bajaj Finance Ltd 17,286 1,494
Banco BTG Pactual SA 256,850 1,440
BOC Aviation Ltd
(d)
111,500 746
CreditAccess Grameen Ltd
(e)
90,815 1,071
Fubon Financial Holding Co Ltd 1,088,704 1,720
Hong Kong Exchanges & Clearing Ltd 19,300 512
KB Financial Group Inc 61,641 2,074
$ 9,057
Electric - 0 .43%
China Longyuan Power Group Corp Ltd 740,000 846
Electrical Components & Equipment - 0 .98%
Delta Electronics Inc 174,000 1,384
Frencken Group Ltd 931,500 553
$ 1,937
Electronics - 0 .84%
Lotes Co Ltd 32,000 768
Voltronic Power Technology Corp 22,000 892
$ 1,660
Energy - Alternate Sources - 0 .32%
Sao Martinho SA 119,229 623
Engineering & Construction - 0 .38%
Samsung Engineering Co Ltd
(e)
43,320 724
Sitios Latinoamerica SAB de CV
(e)
89,319 26
$ 750
Food - 3 .12%
Bid Corp Ltd 64,420 1,037
Dino Polska SA
(d),(e)
23,848 1,557
LT Foods Ltd 331,624 507
Nestle India Ltd 3,535 870
Tingyi Cayman Islands Holding Corp 654,000 1,022
Want Want China Holdings Ltd 1,768,000 1,161
$ 6,154
Gas - 0 .33%
China Resources Gas Group Ltd 254,000 651
Hand & Machine Tools - 0 .23%
Techtronic Industries Co Ltd 47,000 445
Healthcare - Products - 0 .97%
Osstem Implant Co Ltd 14,674 1,093
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
18,400 818
$ 1,911
Healthcare - Services - 0 .86%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
124,400 539
IHH Healthcare Bhd 471,300 593
WuXi AppTec Co Ltd
(d)
70,400 565
$ 1,697
Home Furnishings - 0 .88%
Haier Smart Home Co Ltd 460,400 1,152
Vestel Beyaz Esya Sanayi ve Ticaret AS 1,154,880 582
$ 1,734

Schedule of Investments
Global Emerging Markets Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .17%
AIA Group Ltd 202,600 $ 1,535
ICICI Lombard General Insurance Co Ltd
(d)
58,519 827
ICICI Prudential Life Insurance Co Ltd
(d)
110,366 678
PICC Property & Casualty Co Ltd 1,868,000 1,723
Qualitas Controladora SAB de CV
(f)
375,400 1,473
$ 6,236
Internet - 10 .10%
Alibaba Group Holding Ltd
(e)
438,924 3,413
JD.com Inc 93,333 1,700
Meituan
(d),(e)
176,200 2,821
My EG Services Bhd 6,756,500 1,265
Naspers Ltd 15,175 1,564
Pinduoduo Inc ADR
(e)
29,602 1,623
Tencent Holdings Ltd 254,000 6,674
Trip.com Group Ltd ADR
(e)
37,178 841
$ 19,901
Investment Companies - 0 .36%
VEF AB
(e)
2,206,097 515
Yangzijiang Financial Holding Ltd
(e)
914,500 200
$ 715
Iron & Steel - 2 .01%
Gerdau SA ADR 205,635 1,024
Hunan Valin Steel Co Ltd 859,889 469
Severstal PAO 31,471 —
Vale SA 189,900 2,464
$ 3,957
Leisure Products & Services - 0 .77%
Eicher Motors Ltd 32,535 1,516
Lodging - 0 .33%
Galaxy Entertainment Group Ltd 142,000 649
Machinery - Diversified - 1 .53%
NARI Technology Co Ltd 311,858 1,042
Shanghai Friendess Electronic Technology Corp
Ltd
14,748 414
WEG SA 199,800 1,559
$ 3,015
Metal Fabrication & Hardware - 0 .80%
APL Apollo Tubes Ltd 66,315 866
Astral Ltd 29,114 715
$ 1,581
Mining - 1 .98%
Anglo American PLC 53,983 1,617
Impala Platinum Holdings Ltd 134,713 1,379
Polyus PJSC
(e)
343 —
Shandong Gold Mining Co Ltd
(d)
570,750 907
$ 3,903
Miscellaneous Manufacturers - 0 .54%
Elite Material Co Ltd 84,000 380
Pidilite Industries Ltd 22,058 690
$ 1,070
Oil & Gas - 5 .80%
Indian Oil Corp Ltd 1,546,524 1,275
Petroleo Brasileiro SA 448,400 2,885
PTT Exploration & Production PCL 228,800 1,088
Reliance Industries Ltd 199,948 6,170
$ 11,418
Pharmaceuticals - 0 .90%
Caplin Point Laboratories Ltd 72,949 639
Grand Pharmaceutical Group Ltd 1,050,000 449
Hansoh Pharmaceutical Group Co Ltd
(d)
448,000 693
$ 1,781
Pipelines - 1 .30%
Gaztransport Et Technigaz SA 21,942 2,553
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .25%
China Overseas Land & Investment Ltd 390,500 $ 746
China Resources Land Ltd 246,000 770
Multiplan Empreendimentos Imobiliarios SA 186,900 952
$ 2,468
Retail - 4 .72%
Arezzo Industria e Comercio SA 38,000 767
Bosideng International Holdings Ltd 2,138,000 923
Jumbo SA 66,994 952
Lojas Renner SA 166,942 999
Mitra Adiperkasa Tbk PT
(e)
9,967,100 771
Wal-Mart de Mexico SAB de CV 680,300 2,628
Yifeng Pharmacy Chain Co Ltd 134,973 1,033
Yum China Holdings Inc 30,250 1,225
$ 9,298
Semiconductors - 13 .98%
ASML Holding NV - NY Reg Shares 2,255 1,065
Hana Materials Inc 15,436 331
MediaTek Inc 83,000 1,513
Novatek Microelectronics Corp 61,300 457
Parade Technologies Ltd 15,000 283
RichWave Technology Corp 68,371 201
Samsung Electronics Co Ltd 252,365 10,503
SK Hynix Inc 31,808 1,842
Taiwan Semiconductor Manufacturing Co Ltd 943,685 11,345
$ 27,540
Shipbuilding - 0 .39%
Yangzijiang Shipbuilding Holdings Ltd 914,500 775
Software - 0 .73%
NetEase Inc 129,625 1,438
Telecommunications - 1 .80%
America Movil SAB de CV ADR 89,319 1,680
KT Corp 32,216 827
Millicom International Cellular SA
(e)
36,315 394
ZTE Corp 358,800 640
$ 3,541
Transportation - 0 .69%
Container Corp Of India Ltd 63,247 610
MISC Bhd 494,500 757
$ 1,367
TOTAL COMMON STOCKS $ 188,390
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 20,961 $ 35
TOTAL PREFERRED STOCKS $ 35
Total Investments $ 189,497
Other Assets and Liabilities -  3.80% 7,485
TOTAL NET ASSETS - 100.00% $ 196,982
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $549 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,197 or 6.19% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $535 or 0.27% of net assets.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 21 .04%
India 16 .10%
Korea, Republic Of 12 .09%
Taiwan 9 .48%
Brazil 9 .04%
Mexico 5 .14%
Hong Kong 4 .32%
Indonesia 4 .24%
South Africa 2 .90%
Malaysia 2 .33%
Saudi Arabia 1 .47%
France 1 .30%
Thailand 1 .13%
Singapore 0 .86%
United Kingdom 0 .82%
Poland 0 .79%
United States 0 .68%
Netherlands 0 .54%
Greece 0 .48%
Uruguay 0 .45%
Turkey 0 .30%
Sweden 0 .26%
Vietnam 0 .24%
Luxembourg 0 .20%
Russian Federation 0 .00%
Other Assets and Liabilities
3 .80%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 5,586 $ 93,036 $ 98,099 $ 523
$ 5,586 $ 93,036 $ 98,099 $ 523
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 92 $ — $ — $ —
$ 92 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1 .12 % Shares Held Value (000's)
Money Market Funds - 1 .12%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
212,848 $ 213
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
24,613,127 24,613
$ 24,826
TOTAL INVESTMENT COMPANIES $ 24,826
COMMON STOCKS - 98 .98 % Shares Held Value (000's)
Engineering & Construction - 0 .45%
Cellnex Telecom SA - Rights
(d)
304,127 $ 9,954
Entertainment - 0 .75%
Marriott Vacations Worldwide Corp 112,338 16,599
Private Equity - 0 .91%
Capitaland Investment Ltd/Singapore 9,529,000 20,265
Real Estate - 9 .83%
Castellum AB
(e)
661,846 7,568
CK Asset Holdings Ltd 4,411,500 24,389
Fabege AB 1,272,619 9,239
Hongkong Land Holdings Ltd 2,170,701 8,357
Mitsubishi Estate Co Ltd 3,353,000 42,165
Mitsui Fudosan Co Ltd 2,582,893 49,458
New World Development Co Ltd 66,200 135
Sun Hung Kai Properties Ltd 1,925,000 20,687
Vonovia SE 1,780,333 39,364
Wharf Real Estate Investment Co Ltd 2,345,000 9,240
Wihlborgs Fastigheter AB 1,170,789 7,670
$ 218,272
REITs - 86 .57%
Aedifica SA 160,015 12,203
Agree Realty Corp 398,811 27,397
Alexandria Real Estate Equities Inc 405,121 58,864
Allied Properties Real Estate Investment Trust 1,269,534 24,592
American Homes 4 Rent 1,613,732 51,543
American Tower Corp 299,381 62,029
Apartment Income REIT Corp 733,635 28,194
AvalonBay Communities Inc 435,297 76,229
Big Yellow Group PLC 722,311 9,294
Brandywine Realty Trust 180,877 1,187
Broadstone Net Lease Inc 1,298,168 22,251
Canadian Apartment Properties REIT 701,936 21,738
CapitaLand Integrated Commercial Trust 21,702,518 28,803
Charter Hall Group 1,084,818 9,005
Cousins Properties Inc 778,408 18,495
CubeSmart 1,254,350 52,520
Daiwa House REIT Investment Corp 8,974 18,112
Daiwa Office Investment Corp 4,307 20,347
Dexus 2,952,414 14,712
Digital Realty Trust Inc 490,575 49,180
Equinix Inc 94,522 53,541
Equity LifeStyle Properties Inc 625,871 40,031
Equity Residential 219,510 13,834
Essex Property Trust Inc 264,868 58,864
Extra Space Storage Inc 443,186 78,639
First Industrial Realty Trust Inc 903,066 43,013
Gecina SA 178,709 15,933
GLP J-Reit 17,253 17,893
Goodman Group 2,328,004 25,330
GPT Group/The 9,556,717 26,411
Great Portland Estates PLC 1,129,328 6,657
Healthcare Realty Trust Inc 1,174,296 23,873
Industrial & Infrastructure Fund Investment Corp 16,070 16,972
Inmobiliaria Colonial Socimi SA 2,612,180 13,776
InterRent Real Estate Investment Trust 1,025,825 8,637
Invitation Homes Inc 2,050,716 64,987
Japan Metropolitan Fund Invest 44,481 32,770
Kilroy Realty Corp 577,888 24,699
Klepierre SA 1,011,713 20,334
Link REIT 4,263,400 25,199
Mapletree Industrial Trust 8,110,600 12,611
Medical Properties Trust Inc 1,279,360 14,649
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Merlin Properties Socimi SA 2,274,631 $ 19,281
Mori Hills REIT Investment Corp 9,559 10,471
Nippon Accommodations Fund Inc 698 2,972
Nomura Real Estate Master Fund Inc
(f)
6,776 7,730
Prologis Inc 907,766 100,535
Prologis Property Mexico SA de CV 4,008,187 10,293
Regency Centers Corp 571,904 34,606
Rexford Industrial Realty Inc 1,097,460 60,668
Sabra Health Care REIT Inc 1,137,902 15,544
Safestore Holdings PLC 1,891,748 19,599
Saul Centers Inc 204,973 8,394
Scentre Group 2,247,763 4,183
Segro PLC 4,769,704 42,927
Sekisui House Reit Inc 20,776 11,195
Simon Property Group Inc 97,657 10,643
Summit Industrial Income REIT 2,675,217 34,188
Sun Communities Inc 403,615 54,427
Sunstone Hotel Investors Inc 1,871,244 20,864
Terreno Realty Corp 274,129 15,664
UNITE Group PLC/The 1,319,986 13,484
Ventas Inc 1,492,637 58,407
VICI Properties Inc 2,305,880 73,834
Welltower Inc 769,029 46,942
$ 1,922,199
Telecommunications - 0 .47%
NEXTDC Ltd
(f)
1,979,221 10,502
TOTAL COMMON STOCKS $ 2,197,791
Total Investments $ 2,222,617
Other Assets and Liabilities -  (0.10)% (2,185)
TOTAL NET ASSETS - 100.00% $ 2,220,432
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $213 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,954 or 0.45% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $206 or 0.01% of net assets.
(f) Non-income producing security
Portfolio Summary  (unaudited)
Location Percent
United States 63 .31%
Japan 10 .37%
United Kingdom 4 .14%
Australia 4 .06%
Canada 4 .02%
Hong Kong 3 .96%
Singapore 2 .78%
Spain 1 .94%
Germany 1 .77%
France 1 .64%
Sweden 1 .10%
Belgium 0 .55%
Mexico 0 .46%
Other Assets and Liabilities
( 0 .10 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 28,391 $ 656,875 $ 660,653 $ 24,613
$ 28,391 $ 656,875 $ 660,653 $ 24,613
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 331 $ — $ — $ —
$ 331 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1.24% Shares Held Value (000's)
Money Market Funds - 1.24%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
103 $ —
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
9,538,321 9,538
$ 9,538
TOTAL INVESTMENT COMPANIES $ 9,538
BONDS - 11.43%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4.04%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 $ 4,150 $ 4,088
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 1,199 1,187
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 7,012 6,909
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 3,299 3,265
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 4,971 4,911
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 4,123 4,071
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 4,099 4,081
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
1,957 1,945
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 719 715
$ 31,172
Commercial Mortgage Backed Securities - 0.78%
Ginnie Mae
0.26%, 10/16/2054
(e),(f)
23,015 266
0.39%, 06/16/2057
(e),(f)
3,779 83
0.41%, 10/16/2053
(e),(f)
4,259 65
0.43%, 04/16/2047
(e),(f)
38,050 407
0.44%, 11/16/2052
(e),(f)
12,228 119
0.55%, 08/16/2051
(e),(f)
30,724 520
0.58%, 03/16/2060
(e),(f)
9,133 383
0.61%, 07/16/2060
(e),(f)
6,777 300
0.63%, 12/16/2053
(e),(f)
9,116 163
0.65%, 02/16/2053
(e),(f)
17,030 279
2.60%, 05/16/2059 1,369 1,182
2.60%, 03/16/2060 2,585 2,233
$ 6,000
Mortgage Backed Securities - 6.61%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
4,280 3,979
CSMC Trust 2015-1
3.91%, 01/25/2045
(d),(f)
3,161 2,883
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,722 249
7.00%, 04/25/2024
(e)
3 —
Fannie Mae REMICS
0.15%, 06/25/2045
(e)
5,720 166
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
3,917 176
3.00%, 07/25/2032
(e)
4,572 404
3.00%, 10/25/2040
(e)
1,884 87
3.00%, 04/25/2042 994 958
3.00%, 05/25/2048 884 765
3.00%, 01/25/2051
(e)
13,244 2,177
3.50%, 02/25/2036
(e)
3,076 317
3.50%, 02/25/2043 229 221
3.50%, 02/25/2043
(e)
2,542 102
3.50%, 07/25/2043
(e)
5,134 435
3.50%, 08/25/2045 1,804 1,762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
4.19%, 04/25/2027 $ 3 $ 3
1.00 x 1 Month USD LIBOR + 0.60%
4.50%, 04/25/2045
(e)
8,232 1,806
7.00%, 04/25/2032 386 403
Freddie Mac REMICS
3.00%, 10/15/2041 70 70
3.00%, 04/15/2046 1,014 925
4.00%, 11/15/2042
(e)
1,902 298
4.00%, 11/15/2045 553 531
6.50%, 08/15/2027 17 17
Ginnie Mae
2.61%, 06/20/2046
(e)
2,359 240
(1.00) x 1 Month USD LIBOR + 6.10%
2.81%, 07/20/2051
(e)
9,741 1,156
(1.00) x 1 Month USD LIBOR + 6.30%
2.81%, 08/20/2051
(e)
10,902 1,269
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(e)
8,551 1,271
3.00%, 09/20/2050
(e)
15,684 2,338
3.00%, 10/20/2050
(e)
11,017 1,717
3.00%, 11/20/2050
(e)
13,171 2,033
3.00%, 11/20/2050
(e)
20,255 2,849
3.00%, 12/20/2050
(e)
8,503 1,339
3.50%, 08/20/2039
(e)
1,708 20
3.50%, 01/20/2043
(e)
7,748 1,308
3.50%, 10/20/2049
(e)
13,165 2,226
4.00%, 04/20/2044
(e)
1,916 173
4.00%, 01/20/2046
(e)
2,118 156
5.00%, 11/20/2039 1,207 1,198
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
725 634
New Residential Mortgage Loan Trust 2015-2
5.39%, 08/25/2055
(d),(f)
4,106 3,849
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(d),(f)
2,509 1,924
Sequoia Mortgage Trust 2013-2
3.62%, 02/25/2043
(f)
1,421 1,330
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
2,044 1,750
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
222 193
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
3,320 3,287
$ 50,994
TOTAL BONDS $ 88,166
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94.40%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.24%
2.23%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 385 368
2.50%, 02/01/2028 1,198 1,141
3.00%, 02/01/2027 956 924
3.00%, 02/01/2032 3,180 2,995
3.00%, 01/01/2033 2,146 2,021
3.00%, 04/01/2035 904 828
3.00%, 03/01/2037 1,950 1,759
3.00%, 10/01/2042 3,365 2,955
3.00%, 05/01/2043 1,252 1,099
3.00%, 07/01/2045 3,057 2,667
3.00%, 10/01/2046 4,629 4,033
3.50%, 11/01/2026 557 538
3.50%, 02/01/2032 1,462 1,381
3.50%, 04/01/2032 1,354 1,279
3.50%, 12/01/2041 1,213 1,102
3.50%, 04/01/2042 2,767 2,513

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 07/01/2042 $ 3,701 $ 3,362
3.50%, 08/01/2043 2,465 2,237
3.50%, 02/01/2044 2,493 2,239
3.50%, 11/01/2046 2,032 1,829
4.00%, 12/01/2041 2,258 2,122
4.00%, 07/01/2042 1,778 1,670
4.00%, 09/15/2042 625 597
4.00%, 10/01/2045 3,743 3,507
4.50%, 04/01/2041 2,311 2,233
4.50%, 11/01/2043 1,995 1,933
5.00%, 10/01/2025 12 11
5.00%, 12/01/2032 10 10
5.00%, 02/01/2033 157 156
5.00%, 01/01/2034 1,636 1,640
5.00%, 05/01/2034 24 23
5.00%, 07/01/2035 17 17
5.00%, 07/01/2035 1 1
5.00%, 10/01/2035 3 3
5.00%, 11/01/2035 142 142
5.00%, 07/01/2044 1,237 1,240
5.00%, 03/01/2048 2,207 2,182
5.50%, 05/01/2033 2 2
5.50%, 10/01/2033 6 6
5.50%, 12/01/2033 129 132
5.50%, 07/01/2037 7 7
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 11 11
6.00%, 06/01/2028 2 3
6.00%, 05/01/2031 36 37
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 9 9
6.00%, 11/01/2033 136 137
6.00%, 09/01/2034 27 27
6.00%, 02/01/2035 14 14
6.00%, 10/01/2036 17 17
6.00%, 03/01/2037 53 54
6.00%, 05/01/2037 67 69
6.00%, 03/01/2038 21 21
6.00%, 04/01/2038 32 32
6.00%, 07/01/2038 56 57
6.00%, 10/01/2038 41 42
6.50%, 05/01/2023 5 5
6.50%, 07/01/2025 1 1
6.50%, 03/01/2029 12 13
6.50%, 04/01/2031 29 30
6.50%, 10/01/2031 24 24
6.50%, 02/01/2032 3 4
6.50%, 04/01/2032 3 3
6.50%, 04/01/2035 3 3
7.00%, 01/01/2028 85 86
7.00%, 06/01/2029 29 30
7.00%, 04/01/2031 21 22
7.00%, 10/01/2031 51 52
7.00%, 04/01/2032 62 64
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 5
8.50%, 07/01/2029 53 54
$ 55,838
Federal National Mortgage Association (FNMA) - 0.47%
1.95%, 12/01/2033 21 21
1.00 x 12 Month USD LIBOR + 1.70%
3.00%, 04/01/2043 3,186 2,776
5.50%, 05/01/2033 55 55
6.00%, 01/01/2032 67 67
6.00%, 04/01/2033 99 99
6.00%, 09/01/2034 164 163
6.50%, 06/01/2031 28 29
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 11/01/2032 $ 189 $ 190
6.50%, 11/01/2032 70 70
7.00%, 08/01/2028 20 20
7.00%, 12/01/2028 26 27
7.00%, 07/01/2029 19 20
7.00%, 07/01/2032 19 19
7.50%, 12/01/2024 19 19
7.50%, 02/01/2030 26 26
$ 3,601
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 62.10%
1.50%, 10/01/2036 10,923 9,303
2.00%, 08/01/2028 795 743
2.00%, 07/01/2030 2,359 2,116
2.00%, 11/01/2035 8,757 7,699
2.00%, 11/01/2035 5,868 5,159
2.00%, 03/01/2051 13,901 11,125
2.00%, 05/01/2051 17,390 13,864
2.00%, 09/01/2051 14,696 11,627
2.00%, 11/01/2051 11,253 8,948
2.00%, 11/01/2051 18,783 14,944
2.00%, 11/01/2051 10,316 8,191
2.00%, 12/01/2051 18,673 14,848
2.00%, 12/01/2051 19,208 15,286
2.00%, 01/01/2052 15,986 12,683
2.00%, 02/01/2052 14,899 11,829
2.00%, 02/01/2052 12,475 9,973
2.50%, 06/01/2027 1,374 1,313
2.50%, 05/01/2028 724 673
2.50%, 08/01/2028 946 895
2.50%, 03/01/2030 2,620 2,435
2.50%, 07/01/2030 3,164 2,993
2.50%, 12/01/2031 3,687 3,426
2.50%, 08/01/2035 7,897 7,152
2.50%, 08/01/2050 9,021 7,454
2.50%, 07/01/2051 13,481 11,126
2.50%, 12/01/2051 14,387 11,974
2.50%, 12/01/2051 6,833 5,640
2.50%, 12/01/2051 16,336 13,579
2.50%, 01/01/2052 14,037 11,669
2.50%, 02/01/2052 13,462 11,107
2.50%, 04/01/2052 8,455 6,981
2.50%, 04/01/2052 15,667 12,992
2.50%, 05/01/2052 12,764 10,539
3.00%, 04/01/2027 1,017 981
3.00%, 05/01/2029 1,958 1,851
3.00%, 01/01/2030 167 158
3.00%, 08/01/2031 3,617 3,402
3.00%, 10/01/2036 3,190 2,917
3.00%, 12/01/2042 3,144 2,757
3.00%, 01/01/2043 2,770 2,429
3.00%, 07/01/2045 1,250 1,089
3.00%, 01/01/2046 2,858 2,489
3.00%, 07/01/2046 3,339 2,904
3.00%, 10/01/2046 3,733 3,247
3.00%, 12/01/2046 3,928 3,411
3.00%, 08/01/2049 1,713 1,466
3.00%, 10/01/2049 4,076 3,492
3.00%, 12/01/2049 4,064 3,481
3.00%, 01/01/2050 6,757 5,788
3.00%, 02/01/2050 6,305 5,400
3.00%, 07/01/2050 6,284 5,376
3.00%, 08/01/2050 4,970 4,253
3.00%, 09/01/2050 7,403 6,353
3.50%, 08/01/2031 1,948 1,867
3.50%, 02/01/2033 3,836 3,645
3.50%, 09/01/2033 3,795 3,607
3.50%, 06/01/2039 1,531 1,393

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2042 $ 1,206 $ 1,095
3.50%, 11/01/2042 2,293 2,081
3.50%, 02/01/2043 1,109 1,006
3.50%, 05/01/2043 1,585 1,436
3.50%, 03/01/2045 2,369 2,135
3.50%, 03/01/2045 1,197 1,079
3.50%, 09/01/2045 2,225 2,004
3.50%, 11/01/2048 7,569 6,797
3.50%, 03/01/2050 9,019 8,181
3.50%, 11/01/2052
(g)
11,000 9,667
4.00%, 01/01/2034 485 459
4.00%, 10/01/2037 1,977 1,849
4.00%, 09/01/2040 949 891
4.00%, 02/01/2042 969 910
4.00%, 03/01/2043 1,504 1,412
4.00%, 08/01/2044 1,906 1,784
4.00%, 11/01/2044 1,466 1,372
4.00%, 07/01/2045 2,539 2,376
4.00%, 08/01/2045 2,849 2,667
4.00%, 08/01/2046 4,166 3,875
4.00%, 07/01/2047 4,052 3,790
4.00%, 10/01/2047 3,078 2,874
4.00%, 02/01/2048 3,399 3,156
4.00%, 11/01/2052
(g)
20,500 18,632
4.50%, 09/01/2025 270 268
4.50%, 08/01/2039 1,280 1,238
4.50%, 03/01/2041 1,422 1,372
4.50%, 09/01/2043 2,056 1,989
4.50%, 09/01/2043 2,894 2,801
4.50%, 11/01/2043 2,581 2,476
4.50%, 10/01/2044 1,769 1,712
4.50%, 12/01/2044 3,641 3,523
4.50%, 05/01/2045 1,723 1,667
4.50%, 09/01/2045 2,212 2,141
4.50%, 10/01/2045 3,220 3,117
4.50%, 11/01/2045 4,097 3,965
5.00%, 01/01/2026 13 13
5.00%, 04/01/2035 74 73
5.00%, 05/01/2035 28 28
5.00%, 07/01/2035 10 10
5.00%, 02/01/2038 1,035 1,037
5.00%, 03/01/2038 602 603
5.00%, 02/01/2040 2,896 2,925
5.00%, 05/01/2040 1,190 1,191
5.00%, 07/01/2040 653 651
5.00%, 07/01/2041 3,285 3,288
5.00%, 02/01/2044 1,432 1,422
5.00%, 06/01/2044 1,459 1,460
5.00%, 05/01/2048 2,487 2,455
5.50%, 06/01/2026 15 15
5.50%, 07/01/2033 272 277
5.50%, 02/01/2037 2 2
5.50%, 12/01/2037 492 503
5.50%, 03/01/2038 84 86
6.00%, 03/01/2029 14 15
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 10 10
6.00%, 02/01/2038 31 32
6.00%, 03/01/2038 28 28
6.00%, 04/01/2039 238 240
6.50%, 09/01/2024 6 6
6.50%, 08/01/2028 10 10
6.50%, 03/01/2029 16 16
6.50%, 06/01/2031 49 51
6.50%, 12/01/2031 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 01/01/2032 $ 24 $ 25
6.50%, 04/01/2032 4 4
6.50%, 04/01/2032 6 6
6.50%, 08/01/2032 38 39
6.50%, 02/01/2033 46 47
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 23 23
6.50%, 08/01/2036 16 17
6.50%, 10/01/2036 13 13
6.50%, 11/01/2036 13 13
6.50%, 07/01/2037 3 3
6.50%, 07/01/2037 12 12
6.50%, 08/01/2037 220 229
6.50%, 08/01/2037 16 17
6.50%, 02/01/2038 15 16
6.50%, 05/01/2038 1 1
7.00%, 11/01/2031 57 57
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 5 5
$ 478,824
Government National Mortgage Association (GNMA) - 21.57%
2.00%, 08/20/2050 10,207 8,439
2.00%, 01/20/2051 10,638 8,795
2.00%, 02/20/2051 17,352 14,346
2.50%, 06/20/2050 18,025 15,383
2.50%, 05/20/2051 17,963 15,271
2.50%, 11/01/2052
(g)
9,000 7,625
3.00%, 11/15/2042 1,517 1,362
3.00%, 12/15/2042 1,874 1,680
3.00%, 02/15/2043 2,709 2,429
3.00%, 07/20/2045 5,321 4,749
3.00%, 07/20/2046 1,767 1,568
3.00%, 08/20/2046 3,847 3,406
3.00%, 09/20/2046 3,762 3,302
3.00%, 09/20/2046 4,676 4,143
3.00%, 11/20/2046 2,216 1,942
3.00%, 12/20/2046 2,435 2,154
3.00%, 02/20/2047 3,093 2,725
3.00%, 08/20/2047 1,834 1,617
3.00%, 11/15/2047 4,389 3,925
3.50%, 08/20/2042 1,899 1,717
3.50%, 05/15/2043 3,358 3,085
3.50%, 06/20/2043 2,634 2,405
3.50%, 08/15/2043 3,049 2,801
3.50%, 04/20/2045 1,612 1,472
3.50%, 02/20/2047 1,330 1,212
3.50%, 05/20/2047 7,020 6,559
3.50%, 10/20/2047 2,291 2,087
3.50%, 11/20/2047 2,159 2,022
4.00%, 08/15/2041 1,481 1,398
4.00%, 09/15/2041 2,965 2,798
4.00%, 03/15/2044 1,922 1,823
4.00%, 10/20/2044 1,716 1,600
4.00%, 01/20/2048 7,557 7,203
4.00%, 11/01/2052
(g)
13,500 12,439
4.50%, 11/01/2052
(g)
8,000 7,581
5.00%, 02/15/2034 51 52
5.00%, 10/15/2039 1,154 1,162
5.50%, 07/20/2033 430 437
5.50%, 03/20/2034 463 473
5.50%, 05/20/2035 44 45
6.00%, 10/15/2023 10 11
6.00%, 11/15/2023 1 1
6.00%, 11/15/2023 2 2
6.00%, 04/20/2026 12 12
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 21 22

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 02/15/2033 $ 10 $ 10
6.00%, 07/20/2033 365 385
6.00%, 08/15/2038 58 60
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 1 1
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 3 3
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 1 1
6.50%, 04/20/2024 1 1
6.50%, 07/15/2024 2 2
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 2 2
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 2 3
6.50%, 03/20/2031 21 21
6.50%, 04/20/2031 18 19
6.50%, 10/15/2031 6 7
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 253 261
7.00%, 02/15/2023 1 1
7.00%, 08/15/2023 1 1
7.00%, 01/15/2026 1 1
7.00%, 01/15/2027 3 3
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 4 4
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 48 48
7.00%, 12/15/2028 26 27
7.00%, 01/15/2029 24 24
7.00%, 03/15/2029 15 15
7.00%, 04/15/2029 78 79
7.00%, 05/15/2031 3 3
7.50%, 03/15/2024 1 1
7.50%, 05/15/2027 1 1
7.50%, 06/15/2027 4 4
7.50%, 08/15/2029 16 16
7.50%, 10/15/2029 11 11
8.00%, 12/15/2030 3 3
$ 166,313
U.S. Treasury - 0.27%
1.88%, 11/15/2051 3,500 2,132
U.S. Treasury Bill - 2.75%
4.09%, 03/30/2023
(h)
21,575 21,204
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 727,912
Total Investments $ 825,616
Other Assets and Liabilities -  (7.07)% (54,540)
TOTAL NET ASSETS - 100.00% $ 771,076
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,444 or 2.65% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 98.77%
Asset Backed Securities 4.04%
Government 3.02%
Money Market Funds 1.24%
Other Assets and Liabilities
(7.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 120,587 $ 1,592,605 $ 1,703,654 $ 9,538
$ 120,587 $ 1,592,605 $ 1,703,654 $ 9,538
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 161 $ — $ — $ —
$ 161 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lendin g collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2022
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2022 Long 237 $ 26,211 $ (1,652)
US 5 Year Note; December 2022 Short 678 72,271 3,174
US Long Bond; December 2022 Long 328 39,524 (5,481)
Total $ (3,959)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 6.88% Shares Held Value (000's)
Money Market Funds - 6.88%
DWS Government Money Market Series -
Institutional Class 3.11%
(a)
78,200,000 $ 78,200
Goldman Sachs Financial Square Government
Fund - Institutional Class 3.07%
(a)
57,300,000 57,300
Invesco Government & Agency Portfolio -
Institutional Class 3.07%
(a)
65,700,000 65,700
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
2.87%
(a)
3,800,000 3,800
$ 205,000
TOTAL INVESTMENT COMPANIES $ 205,000
BONDS - 31.61%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 31.61%
Fannie Mae Discount Notes
3.30%, 12/07/2022 $ 50,000 $ 49,835
Federal Home Loan Bank Discount Notes
2.59%, 11/14/2022 44,300 44,259
2.63%, 11/16/2022 25,000 24,973
2.70%, 11/02/2022 60,000 59,993
2.70%, 11/07/2022 50,000 49,977
2.70%, 12/12/2022 50,000 49,846
2.75%, 12/13/2022 50,000 49,840
2.75%, 12/19/2022 50,000 49,817
2.78%, 11/23/2022 50,000 49,915
2.83%, 12/06/2022 50,000 49,862
2.90%, 01/03/2023 100,370 99,861
3.00%, 11/01/2022 50,000 50,000
3.15%, 11/18/2022 10,400 10,385
3.20%, 11/10/2022 50,000 49,960
3.37%, 12/16/2022 66,000 65,723
3.41%, 12/21/2022 50,000 49,763
3.45%, 01/04/2023 48,800 48,501
3.49%, 12/28/2022 50,000 49,724
3.50%, 12/30/2022 40,000 39,771
$ 942,005
TOTAL BONDS $ 942,005
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3.35%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 3.35%
2.62%, 12/01/2022 $ 50,000 $ 49,891
2.89%, 12/20/2022 50,000 49,803
$ 99,694
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 99,694
REPURCHASE AGREEMENTS - 58.40%
Maturity
Amount (000's) Value (000's)
Banks - 58.40%
Bank of New York Mellon Repurchase
Agreement; 3.03% traded 10/31/2022
maturing 11/01/2022 (collateralized by US
Government Security; $122,400,027; 0.75%;
dated 02/15/2042)
$ 120,010 $ 120,000
Barclays Capital Repurchase Agreement; 3.00%
traded 10/31/2022 maturing 11/01/2022
(collateralized by US Government Security;
$51,000,072; 3.625%; dated 02/15/2044)
50,004 50,000
BNP Paribas Securities Corp Repurchase
Agreement; 2.98% traded 10/31/2022
maturing 11/01/2022 (collateralized by US
Government Securities; $51,000,011; 0.000%-
3.375%; dated 12/31/2023-02/15/2051)
50,004 50,000
Federal Reserve Bank of New York Repurchase
Agreement; 3.05% traded 10/31/2022
maturing 11/01/2022 (collateralized by US
Government Securities; $1,160,098,301;
0.25%-2.75%; dated 05/31/2023-08/15/2029)
1,160,098 1,160,000
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Repurchase Agreement; 3.01%
traded 10/31/2022 maturing 11/01/2022
(collateralized by US Government Securities;
$102,000,088; 0.00%-6.375%; dated
03/03/2023-08/15/2027)
$ 100,008 $ 100,000
HSBC Bank USA Repurchase Agreement; 3.01%
traded 10/31/2022 maturing 11/01/2022
(collateralized by US Government Securities;
$102,000,000; 2.50%-6.00%; dated
02/01/2029-10/01/2052)
100,008 100,000
Merrill Lynch Repurchase Agreement; 3.01%
traded 10/31/2022 maturing 11/01/2022
(collateralized by US Government Securities;
$102,000,018; 2.00%-2.375%; dated
11/30/2022-04/30/2026)
100,008 100,000
Mizuho Securities Repurchase Agreement;
2.99% traded 10/31/2022 maturing
11/01/2022 (collateralized by US Government
Securities; $61,200,082; 1.125%-1.5%; dated
10/31/2024-02/29/2028)
60,005 60,000
$ 1,740,000
TOTAL REPURCHASE AGREEMENTS $ 1,740,000
Total Investments $ 2,986,699
Other Assets and Liabilities -  (0.24)% (7,072)
TOTAL NET ASSETS - 100.00% $ 2,979,627
(a) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 58.40%
Government 34.96%
Money Market Funds 6.88%
Other Assets and Liabilities
(0.24)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2.40% Shares Held Value (000's)
Money Market Funds - 2.40%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
7,757,023 $ 7,757
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b),(c)
66,205,893 66,206
$ 73,963
TOTAL INVESTMENT COMPANIES $ 73,963
COMMON STOCKS - 0.58% Shares Held Value (000's)
Distribution & Wholesale - 0.23%
ATD New Holdings Inc
(d)
101,514 $ 7,258
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Leisure Products & Services - 0.05%
CWT Travel Group
(d)
209,235 1,413
CWT Travel Holdings Inc - Warrants
(d)
29,708 —
CWT Travel Holdings Inc - Warrants
(d)
28,222 —
$ 1,413
Mining - 0.05%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 1,485
Miscellaneous Manufacturers - 0.24%
Utex Industries
(d),(e)
111,195 7,450
Utex Industries - Warrants
(d),(e)
51,625 5
$ 7,455
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.01%
Skillsoft Corp
(d)
189,362 339
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 17,950
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 87.39%
Principal
Amount (000's) Value (000's)
Advertising - 1.21%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(f)
$ 1,080 $ 919
Clear Channel International BV
6.63%, 08/01/2025
(f)
250 238
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(f)
888 799
7.50%, 06/01/2029
(f)
6,875 5,404
7.75%, 04/15/2028
(f)
4,960 4,048
CMG Media Corp
8.88%, 12/15/2027
(f)
1,433 1,214
Lamar Media Corp
3.63%, 01/15/2031 570 464
3.75%, 02/15/2028 671 589
4.00%, 02/15/2030 750 637
4.88%, 01/15/2029 500 452
National CineMedia LLC
5.88%, 04/15/2028
(f),(g)
340 137
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(f)
9,670 7,978
4.63%, 03/15/2030
(f)
4,855 4,016
5.00%, 08/15/2027
(f)
10,410 9,372
Stagwell Global LLC
5.63%, 08/15/2029
(f)
895 772
Summer BC Bidco B LLC
5.50%, 10/31/2026
(f)
200 159
$ 37,198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 2.26%
Bombardier Inc
6.00%, 02/15/2028
(f)
$ 500 $ 445
7.13%, 06/15/2026
(f)
1,100 1,041
7.50%, 03/15/2025
(f)
1,456 1,431
7.88%, 04/15/2027
(f),(g)
2,490 2,365
F- Brasile SpA / F- Brasile US LLC
7.38%, 08/15/2026
(f)
650 514
Hexcel Corp
4.20%, 02/15/2027 850 774
4.95%, 08/15/2025 1,050 1,007
Howmet Aerospace Inc
3.00%, 01/15/2029 714 594
5.13%, 10/01/2024 1,140 1,126
5.90%, 02/01/2027 670 658
5.95%, 02/01/2037 710 650
6.75%, 01/15/2028 420 419
6.88%, 05/01/2025 1,090 1,114
Leonardo US Holding Inc
6.25%, 01/15/2040
(f)
140 127
Moog Inc
4.25%, 12/15/2027
(f)
500 447
Rolls-Royce PLC
3.63%, 10/14/2025
(f)
1,500 1,320
5.75%, 10/15/2027
(f)
1,882 1,703
Spirit AeroSystems Inc
4.60%, 06/15/2028 1,138 815
7.50%, 04/15/2025
(f)
1,620 1,574
TransDigm Inc
4.63%, 01/15/2029 9,239 7,867
4.88%, 05/01/2029 9,335 7,938
5.50%, 11/15/2027 11,663 10,639
6.25%, 03/15/2026
(f)
13,163 12,984
6.38%, 06/15/2026 2,188 2,111
7.50%, 03/15/2027 6,105 6,016
8.00%, 12/15/2025
(f)
1,423 1,448
TransDigm UK Holdings PLC
6.88%, 05/15/2026 880 859
Triumph Group Inc
6.25%, 09/15/2024
(f)
550 508
7.75%, 08/15/2025 546 414
8.88%, 06/01/2024
(f)
807 816
$ 69,724
Agriculture - 0.10%
Darling Ingredients Inc
6.00%, 06/15/2030
(f)
1,200 1,155
Vector Group Ltd
5.75%, 02/01/2029
(f)
1,341 1,173
10.50%, 11/01/2026
(f)
790 778
$ 3,106
Airlines - 1.38%
Air Canada
3.88%, 08/15/2026
(f)
9,794 8,666
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(f)
120 121
Allegiant Travel Co
7.25%, 08/15/2027
(f)
193 181
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 884 752
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 665 561
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 856 708

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 $ 575 $ 451
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 579 437
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,760 1,376
American Airlines Inc
11.75%, 07/15/2025
(f)
1,910 2,089
American Airlines Inc / AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(f)
5,600 5,333
5.75%, 04/20/2029
(f)
8,185 7,448
Delta Air Lines Inc
2.90%, 10/28/2024 855 808
3.75%, 10/28/2029 510 420
4.38%, 04/19/2028 430 383
7.38%, 01/15/2026 1,140 1,164
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 143 119
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
5,385 4,958
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(f)
93 95
United Airlines Holdings Inc
4.88%, 01/15/2025
(g)
363 347
5.00%, 02/01/2024
(g)
446 435
United Airlines Inc
4.38%, 04/15/2026
(f)
4,256 3,884
4.63%, 04/15/2029
(f)
1,950 1,668
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/2026 237 214
$ 42,618
Apparel - 0.16%
Crocs Inc
4.13%, 08/15/2031
(f)
505 383
4.25%, 03/15/2029
(f)
300 239
Hanesbrands Inc
4.63%, 05/15/2024
(f)
1,045 1,016
4.88%, 05/15/2026
(f)
795 730
Kontoor Brands Inc
4.13%, 11/15/2029
(f)
1,004 805
Levi Strauss & Co
3.50%, 03/01/2031
(f),(g)
163 130
Under Armour Inc
3.25%, 06/15/2026 420 362
William Carter Co/The
5.63%, 03/15/2027
(f)
846 804
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
500 395
$ 4,864
Automobile Manufacturers - 2.84%
Allison Transmission Inc
3.75%, 01/30/2031
(f)
1,440 1,149
4.75%, 10/01/2027
(f)
1,025 944
5.88%, 06/01/2029
(f)
726 677
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
1,674 1,605
Ford Holdings LLC
9.30%, 03/01/2030 1,079 1,208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Co
3.25%, 02/12/2032 $ 2,600 $ 1,952
4.35%, 12/08/2026
(g)
1,425 1,325
4.75%, 01/15/2043 2,072 1,443
5.29%, 12/08/2046 1,145 848
6.10%, 08/19/2032 609 557
6.38%, 02/01/2029 609 578
6.63%, 10/01/2028 320 316
7.40%, 11/01/2046 825 760
7.45%, 07/16/2031
(g)
10,238 10,274
7.50%, 08/01/2026 50 52
9.63%, 04/22/2030 6,550 7,312
Ford Motor Credit Co LLC
2.30%, 02/10/2025 500 452
2.70%, 08/10/2026 424 367
2.90%, 02/16/2028 2,175 1,766
2.90%, 02/10/2029 300 235
3.37%, 11/17/2023 875 844
3.38%, 11/13/2025 1,782 1,617
3.63%, 06/17/2031 455 354
3.66%, 09/08/2024 2,405 2,280
3.81%, 01/09/2024 1,000 966
3.82%, 11/02/2027 5,775 4,961
4.00%, 11/13/2030 18,820 15,221
4.06%, 11/01/2024 1,729 1,658
4.13%, 08/04/2025 1,500 1,395
4.13%, 08/17/2027 7,040 6,251
4.27%, 01/09/2027 1,185 1,070
4.39%, 01/08/2026 1,610 1,485
4.54%, 08/01/2026 4,680 4,307
4.69%, 06/09/2025 1,447 1,371
4.95%, 05/28/2027 500 458
5.11%, 05/03/2029 2,497 2,233
5.13%, 06/16/2025 1,865 1,799
5.58%, 03/18/2024 1,264 1,245
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f),(g)
965 684
5.50%, 07/15/2029
(f)
1,219 862
5.88%, 01/15/2028
(f)
597 442
7.75%, 10/15/2025
(f)
1,070 987
JB Poindexter & Co Inc
7.13%, 04/15/2026
(f)
315 300
PM General Purchaser LLC
9.50%, 10/01/2028
(f)
645 554
Wabash National Corp
4.50%, 10/15/2028
(f)
218 183
$ 87,347
Automobile Parts & Equipment - 1.31%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f),(g)
570 510
American Axle & Manufacturing Inc
5.00%, 10/01/2029 935 759
6.50%, 04/01/2027
(g)
670 616
Clarios Global LP
6.75%, 05/15/2025
(f)
365 365
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
11,209 10,845
8.50%, 05/15/2027
(f)
2,145 2,102
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(f)
305 297
Dana Inc
4.25%, 09/01/2030 150 120
4.50%, 02/15/2032 965 738
5.38%, 11/15/2027 568 514
5.63%, 06/15/2028 325 294
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(f)
794 694

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
$ 7,780 $ 5,297
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(g)
190 173
5.00%, 05/31/2026
(g)
535 515
5.00%, 07/15/2029
(g)
610 529
5.25%, 04/30/2031
(g)
517 435
5.25%, 07/15/2031
(g)
640 542
7.00%, 03/15/2028 17 17
9.50%, 05/31/2025 623 648
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(f),(h),( i )
925 779
6.00%, PIK 6.75%; 05/15/2027
(f),(h),( i )
970 833
6.38%, PIK 7.13%; 05/15/2029
(f),(h),( i )
1,180 1,007
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
7,882 5,651
Tenneco Inc
5.00%, 07/15/2026 220 219
5.13%, 04/15/2029
(f)
117 116
5.38%, 12/15/2024 115 115
7.88%, 01/15/2029
(f)
555 548
Wheel Pros Inc
6.50%, 05/15/2029
(f)
7,681 3,615
ZF North America Capital Inc
4.75%, 04/29/2025
(f)
1,680 1,571
$ 40,464
Banks - 0.38%
Dresdner Funding Trust I
8.15%, 06/30/2031
(f)
1,344 1,373
Freedom Mortgage Corp
6.63%, 01/15/2027
(f)
500 373
7.63%, 05/01/2026
(f)
570 450
8.13%, 11/15/2024
(f)
280 246
8.25%, 04/15/2025
(f)
430 368
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(f),(j)
700 474
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(f),(j)
1,050 614
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.02%, 06/26/2024
(f)
2,085 1,968
5.71%, 01/15/2026
(f)
1,560 1,453
Synovus Financial Corp
5.90%, 02/07/2029
(j)
900 881
USD Swap Semi-Annual 5 Year + 3.38%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
321 278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(f),(j)
1,645 1,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(f),(j)
1,000 829
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(f),(j)
1,465 1,243
USD Swap Rate NY 5 Year + 4.91%
$ 11,776
Beverages - 0.04%
Primo Water Holdings Inc
4.38%, 04/30/2029
(f)
249 209
Triton Water Holdings Inc
6.25%, 04/01/2029
(f)
1,290 977
$ 1,186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.04%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(f)
$ 1,175 $ 704
Grifols Escrow Issuer SA
4.75%, 10/15/2028
(f)
775 606
$ 1,310
Building Materials - 1.25%
Boise Cascade Co
4.88%, 07/01/2030
(f)
325 272
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
1,445 1,156
5.00%, 03/01/2030
(f)
1,017 873
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(f)
1,015 845
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(f)
422 264
CP Atlas Buyer Inc
7.00%, 12/01/2028
(f)
770 554
Eco Material Technologies Inc
7.88%, 01/31/2027
(f)
11,700 10,934
Griffon Corp
5.75%, 03/01/2028 890 815
James Hardie International Finance DAC
5.00%, 01/15/2028
(f)
555 502
JELD-WEN Inc
4.63%, 12/15/2025
(f)
468 386
4.88%, 12/15/2027
(f)
949 708
Koppers Inc
6.00%, 02/15/2025
(f)
1,099 984
Louisiana-Pacific Corp
3.63%, 03/15/2029
(f)
195 159
Masonite International Corp
5.38%, 02/01/2028
(f)
1,232 1,128
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
960 741
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(f)
869 756
9.75%, 07/15/2028
(f)
331 284
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(f)
6,228 5,274
PGT Innovations Inc
4.38%, 10/01/2029
(f)
615 510
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
5,655 4,750
Standard Industries Inc /NJ
3.38%, 01/15/2031
(f)
1,045 782
4.38%, 07/15/2030
(f)
2,558 2,068
4.75%, 01/15/2028
(f)
1,385 1,214
5.00%, 02/15/2027
(f)
1,775 1,606
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
565 516
6.50%, 03/15/2027
(f)
135 130
Victors Merger Corp
6.38%, 05/15/2029
(f)
679 349
$ 38,560
Chemicals - 1.27%
Ashland LLC
3.38%, 09/01/2031
(f)
528 413
6.88%, 05/15/2043 308 290
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(f)
3,689 2,932
Avient Corp
5.75%, 05/15/2025
(f)
995 974
7.13%, 08/01/2030
(f)
671 642
Axalta Coating Systems LLC
3.38%, 02/15/2029
(f)
960 789

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(f),(g)
$ 1,275 $ 1,162
Cerdia Finanz GmbH
10.50%, 02/15/2027
(f)
815 660
Chemours Co/The
4.63%, 11/15/2029
(f)
1,028 802
5.38%, 05/15/2027 615 551
5.75%, 11/15/2028
(f)
848 720
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
425 357
Cornerstone Chemical Co
6.75%, 08/15/2024
(f)
1,130 850
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(f)
500 452
Diamond BC BV
4.63%, 10/01/2029
(f)
4,133 3,037
Element Solutions Inc
3.88%, 09/01/2028
(f)
1,059 900
GPD Cos Inc
10.13%, 04/01/2026
(f)
1,100 983
HB Fuller Co
4.00%, 02/15/2027 750 686
4.25%, 10/15/2028 550 476
Herens Holdco Sarl
4.75%, 05/15/2028
(f)
373 306
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(f)
960 811
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(f)
1,025 867
Ingevity Corp
3.88%, 11/01/2028
(f)
877 740
Innophos Holdings Inc
9.38%, 02/15/2028
(f)
211 201
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(f),(h),( i )
325 286
Mativ Holdings Inc
6.88%, 10/01/2026
(f)
125 115
Methanex Corp
4.25%, 12/01/2024 275 266
5.13%, 10/15/2027 640 584
5.25%, 12/15/2029 1,122 960
5.65%, 12/01/2044 385 265
Minerals Technologies Inc
5.00%, 07/01/2028
(f)
487 423
Olin Corp
5.00%, 02/01/2030 903 817
5.13%, 09/15/2027 957 897
5.63%, 08/01/2029 1,470 1,381
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
800 649
6.25%, 10/01/2029
(f)
110 76
Polar US Borrower LLC / Schenectady
International Group Inc
6.75%, 05/15/2026
(f)
800 382
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(f)
537 460
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
1,325 1,302
7.63%, 01/15/2026
(f)
451 392
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(f)
1,078 936
6.63%, 05/01/2029
(f)
760 610
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(f)
865 688
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
SPCM SA
3.13%, 03/15/2027
(f)
$ 210 $ 184
3.38%, 03/15/2030
(f)
1,195 953
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(f)
189 107
5.38%, 09/01/2025
(f)
263 203
Tronox Inc
4.63%, 03/15/2029
(f)
1,480 1,143
Valvoline Inc
3.63%, 06/15/2031
(f)
805 635
4.25%, 02/15/2030
(f)
525 505
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f)
280 92
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
831 548
WR Grace Holdings LLC
4.88%, 06/15/2027
(f)
1,210 1,059
5.63%, 10/01/2024
(f)
810 794
5.63%, 08/15/2029
(f)
994 768
$ 39,081
Coal - 0.28%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
1,236 1,213
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(f)
117 122
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
8,090 6,634
Warrior Met Coal Inc
7.88%, 12/01/2028
(f)
540 532
$ 8,501
Commercial Services - 3.64%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
1,155 990
4.88%, 07/15/2032
(f)
750 638
Adtalem Global Education Inc
5.50%, 03/01/2028
(f)
994 907
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
650 555
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
205 172
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(f)
500 347
6.63%, 07/15/2026
(f)
1,635 1,562
9.75%, 07/15/2027
(f)
1,195 1,039
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(f)
800 669
4.63%, 06/01/2028
(f)
900 736
AMN Healthcare Inc
4.00%, 04/15/2029
(f)
300 258
4.63%, 10/01/2027
(f)
4,664 4,364
APi Group DE Inc
4.13%, 07/15/2029
(f)
430 345
Aptim Corp
7.75%, 06/15/2025
(f)
1,100 756
APX Group Inc
5.75%, 07/15/2029
(f)
417 328
6.75%, 02/15/2027
(f)
485 473
ASGN Inc
4.63%, 05/15/2028
(f)
8,460 7,523

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(f)
$ 6 $ 6
5.75%, 07/15/2027
(f)
620 565
Block Inc
2.75%, 06/01/2026 1,080 963
3.50%, 06/01/2031
(g)
1,085 873
Brink's Co/The
4.63%, 10/15/2027
(f)
1,100 1,017
5.50%, 07/15/2025
(f)
345 336
Carriage Services Inc
4.25%, 05/15/2029
(f)
1,155 889
Cimpress PLC
7.00%, 06/15/2026
(f)
666 398
CoreCivic Inc
4.75%, 10/15/2027 1,000 830
8.25%, 04/15/2026 1,142 1,159
CoreLogic Inc
4.50%, 05/01/2028
(f)
593 399
CPI CG Inc
8.63%, 03/15/2026
(f)
926 873
Deluxe Corp
8.00%, 06/01/2029
(f)
795 663
Garda World Security Corp
4.63%, 02/15/2027
(f)
640 568
6.00%, 06/01/2029
(f)
434 338
9.50%, 11/01/2027
(f)
657 593
Gartner Inc
3.63%, 06/15/2029
(f)
835 710
3.75%, 10/01/2030
(f)
1,140 958
4.50%, 07/01/2028
(f)
860 797
Graham Holdings Co
5.75%, 06/01/2026
(f)
890 868
Grand Canyon University
4.13%, 10/01/2024 500 469
5.13%, 10/01/2028 525 469
HealthEquity Inc
4.50%, 10/01/2029
(f)
430 376
Herc Holdings Inc
5.50%, 07/15/2027
(f)
1,300 1,230
Hertz Corp/The
4.63%, 12/01/2026
(f)
720 614
Korn Ferry
4.63%, 12/15/2027
(f)
138 126
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(f)
220 193
Metis Merger Sub LLC
6.50%, 05/15/2029
(f)
880 706
MoneyGram International Inc
5.38%, 08/01/2026
(f)
350 344
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(f)
1,250 1,079
5.75%, 11/01/2028
(f),(g)
6,263 4,838
NESCO Holdings II Inc
5.50%, 04/15/2029
(f)
1,300 1,140
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
1,250 1,082
5.25%, 04/15/2024
(f)
985 980
5.75%, 04/15/2026
(f)
1,585 1,543
6.25%, 01/15/2028
(f)
1,715 1,576
PROG Holdings Inc
6.00%, 11/15/2029
(f)
12,175 9,938
Rent-A-Center Inc /TX
6.38%, 02/15/2029
(f),(g)
9,765 7,607
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Sabre GLBL Inc
7.38%, 09/01/2025
(f)
$ 861 $ 808
9.25%, 04/15/2025
(f)
780 755
Service Corp International/US
3.38%, 08/15/2030 1,035 836
4.00%, 05/15/2031 1,375 1,141
4.63%, 12/15/2027 500 463
5.13%, 06/01/2029 1,022 952
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(f)
5,055 4,659
Signal Parent Inc
6.13%, 04/01/2029
(f)
455 196
Sotheby's
7.38%, 10/15/2027
(f),(g)
17,365 16,800
Sotheby's/ Bidfair Holdings Inc
5.88%, 06/01/2029
(f)
752 629
TriNet Group Inc
3.50%, 03/01/2029
(f)
926 767
United Rentals North America Inc
3.75%, 01/15/2032 600 486
3.88%, 02/15/2031 1,660 1,376
4.00%, 07/15/2030 1,257 1,070
4.88%, 01/15/2028 2,064 1,920
5.25%, 01/15/2030 860 798
5.50%, 05/15/2027
(g)
1,258 1,227
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
648 604
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
675 610
6.13%, 06/15/2025
(f)
427 426
WW International Inc
4.50%, 04/15/2029
(f)
1,255 690
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
6,080 4,974
$ 111,962
Computers - 0.83%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(f)
446 362
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(f)
980 863
4.00%, 07/01/2029
(f)
418 365
Condor Merger Sub Inc
7.38%, 02/15/2030
(f)
2,200 1,820
Crowdstrike Holdings Inc
3.00%, 02/15/2029 1,114 939
Diebold Nixdorf Inc
9.38%, 07/15/2025
(f)
930 692
KBR Inc
4.75%, 09/30/2028
(f)
4,557 3,986
NCR Corp
5.00%, 10/01/2028
(f)
690 580
5.13%, 04/15/2029
(f)
1,030 864
5.25%, 10/01/2030
(f)
221 178
5.75%, 09/01/2027
(f)
888 857
6.13%, 09/01/2029
(f)
525 500
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
1,075 993
8.25%, 02/01/2028
(f)
4,100 3,649
Science Applications International Corp
4.88%, 04/01/2028
(f)
85 77
Seagate HDD Cayman
3.13%, 07/15/2029 585 433
3.38%, 07/15/2031 641 458
4.09%, 06/01/2029 1,087 871
4.13%, 01/15/2031 1,095 823
4.75%, 01/01/2025 735 709

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Seagate HDD Cayman   (continued)
4.88%, 03/01/2024 $ 955 $ 931
4.88%, 06/01/2027
(g)
930 860
5.75%, 12/01/2034 720 586
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(f)
295 290
Unisys Corp
6.88%, 11/01/2027
(f)
940 786
Vericast Corp
11.00%, 09/15/2026
(f)
1,975 1,938
Virtusa Corp
7.13%, 12/15/2028
(f)
418 300
$ 25,710
Consumer Products - 0.13%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
1,095 870
Central Garden & Pet Co
4.13%, 04/30/2031
(f)
855 710
5.13%, 02/01/2028 617 565
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
530 480
7.00%, 12/31/2027
(f)
580 487
Spectrum Brands Inc
3.88%, 03/15/2031
(f)
400 295
5.00%, 10/01/2029
(f)
96 79
5.50%, 07/15/2030
(f)
353 283
5.75%, 07/15/2025 265 261
$ 4,030
Cosmetics & Personal Care - 0.14%
Avon Products Inc
8.45%, 03/15/2043 240 216
Coty Inc
5.00%, 04/15/2026
(f)
948 889
6.50%, 04/15/2026
(f),(g)
720 686
Coty Inc /HFC Prestige Products Inc /HFC Prestige
International US LLC
4.75%, 01/15/2029
(f)
955 829
Edgewell Personal Care Co
4.13%, 04/01/2029
(f)
370 316
5.50%, 06/01/2028
(f)
1,190 1,119
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(k)
4,938 56
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f)
300 180
$ 4,291
Distribution & Wholesale - 0.33%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(f)
390 320
4.00%, 01/15/2028
(f)
999 882
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(f)
725 662
G-III Apparel Group Ltd
7.88%, 08/15/2025
(f)
631 598
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
950 803
IAA Inc
5.50%, 06/15/2027
(f)
4,678 4,378
KAR Auction Services Inc
5.13%, 06/01/2025
(f)
375 361
Resideo Funding Inc
4.00%, 09/01/2029
(f)
285 234
Univar Solutions USA Inc /Washington
5.13%, 12/01/2027
(f)
674 623
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Wesco Aircraft Holdings Inc
8.50%, 11/15/2024
(f),(g)
$ 512 $ 266
9.00%, 11/15/2026
(f),(g)
1,708 1,076
$ 10,203
Diversified Financial Services - 5.15%
Advisor Group Holdings Inc
10.75%, 08/01/2027
(f)
227 224
AG Issuer LLC
6.25%, 03/01/2028
(f)
499 464
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(f)
514 516
Ally Financial Inc
5.75%, 11/20/2025 1,300 1,251
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(f)
875 717
Armor Holdco Inc
8.50%, 11/15/2029
(f)
970 723
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(f),(h),( i )
500 399
Bread Financial Holdings Inc
4.75%, 12/15/2024
(f)
8,285 7,234
7.00%, 01/15/2026
(f)
6,675 5,753
Brightsphere Investment Group Inc
4.80%, 07/27/2026 1,025 917
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(f)
455 396
6.88%, 04/15/2030
(f)
1,165 1,010
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(f)
365 307
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(f)
450 299
Coinbase Global Inc
3.38%, 10/01/2028
(f)
1,090 712
3.63%, 10/01/2031
(f)
901 533
Credit Acceptance Corp
6.63%, 03/15/2026 3,934 3,721
Curo Group Holdings Corp
7.50%, 08/01/2028
(f)
1,320 779
Enact Holdings Inc
6.50%, 08/15/2025
(f)
1,150 1,133
Enova International Inc
8.50%, 09/01/2024
(f)
635 594
8.50%, 09/15/2025
(f)
360 323
Finance of America Funding LLC
7.88%, 11/15/2025
(f)
215 130
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(h),( i )
2,305 1,850
goeasy Ltd
5.38%, 12/01/2024
(f)
445 415
Hightower Holding LLC
6.75%, 04/15/2029
(f)
330 269
Home Point Capital Inc
5.00%, 02/01/2026
(f)
3,842 2,271
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(f)
825 729
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(f)
1,010 793
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(f)
205 171
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
309 173
6.50%, 11/01/2025
(f)
545 371
LFS Topco LLC
5.88%, 10/15/2026
(f)
134 105

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
LPL Holdings Inc
4.00%, 03/15/2029
(f)
$ 935 $ 816
4.38%, 05/15/2031
(f)
700 610
4.63%, 11/15/2027
(f)
160 147
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(f)
406 313
6.50%, 05/01/2028
(f)
1,195 1,016
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(f)
502 375
5.50%, 08/15/2028
(f)
4,915 3,987
5.75%, 11/15/2031
(f)
300 230
6.00%, 01/15/2027
(f)
1,290 1,148
Navient Corp
4.88%, 03/15/2028 1,000 795
5.00%, 03/15/2027 575 485
5.50%, 03/15/2029 915 726
5.63%, 08/01/2033 572 403
5.88%, 10/25/2024 478 462
6.13%, 03/25/2024 710 697
6.75%, 06/25/2025 400 383
6.75%, 06/15/2026 410 387
NFP Corp
4.88%, 08/15/2028
(f)
6,380 5,504
6.88%, 08/15/2028
(f)
38,101 32,374
7.50%, 10/01/2030
(f)
395 376
OneMain Finance Corp
3.50%, 01/15/2027 720 590
3.88%, 09/15/2028 860 670
4.00%, 09/15/2030 12,501 9,439
5.38%, 11/15/2029 1,235 1,013
6.13%, 03/15/2024 1,487 1,453
6.63%, 01/15/2028 12,190 11,074
6.88%, 03/15/2025 1,300 1,261
7.13%, 03/15/2026 1,474 1,419
8.25%, 10/01/2023 1,000 1,016
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(f)
11,945 10,929
PennyMac Financial Services Inc
4.25%, 02/15/2029
(f)
733 555
5.38%, 10/15/2025
(f)
823 745
5.75%, 09/15/2031
(f)
980 738
PHH Mortgage Corp
7.88%, 03/15/2026
(f),(g)
755 627
PRA Group Inc
5.00%, 10/01/2029
(f)
400 321
7.38%, 09/01/2025
(f)
8 8
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
9,538 8,298
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(f)
1,577 1,316
3.63%, 03/01/2029
(f)
366 284
3.88%, 03/01/2031
(f)
8,069 5,999
4.00%, 10/15/2033
(f)
2,410 1,684
SLM Corp
4.20%, 10/29/2025 980 910
StoneX Group Inc
8.63%, 06/15/2025
(f)
70 69
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(f)
6,930 6,257
5.50%, 04/15/2029
(f)
1,000 754
5.75%, 06/15/2027
(f)
866 710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(f)
$ 3,885 $ 3,226
7.88%, 05/01/2027
(f)
300 270
World Acceptance Corp
7.00%, 11/01/2026
(f)
500 313
$ 158,464
Electric - 1.04%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(j)
810 652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Calpine Corp
3.75%, 03/01/2031
(f)
1,260 1,032
4.50%, 02/15/2028
(f)
1,565 1,406
4.63%, 02/01/2029
(f)
886 744
5.00%, 02/01/2031
(f)
927 783
5.13%, 03/15/2028
(f),(g)
1,950 1,729
5.25%, 06/01/2026
(f)
568 539
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
960 802
3.75%, 01/15/2032
(f)
375 297
4.75%, 03/15/2028
(f)
670 619
DPL Inc
4.13%, 07/01/2025 465 439
4.35%, 04/15/2029 656 561
Drax Finco PLC
6.63%, 11/01/2025
(f)
480 446
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(f)
680 347
FirstEnergy Corp
2.05%, 03/01/2025 620 570
2.25%, 09/01/2030 765 589
2.65%, 03/01/2030 1,394 1,127
3.40%, 03/01/2050 1,225 761
4.40%, 07/15/2027 1,912 1,796
5.35%, 07/15/2047 560 462
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(f)
425 344
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(f)
173 175
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(f)
426 395
4.25%, 07/15/2024
(f)
660 640
4.50%, 09/15/2027
(f)
593 551
NRG Energy Inc
3.38%, 02/15/2029
(f)
810 675
3.63%, 02/15/2031
(f)
1,331 1,059
3.88%, 02/15/2032
(f)
1,429 1,127
5.25%, 06/15/2029
(f)
1,340 1,216
5.75%, 01/15/2028 1,155 1,102
6.63%, 01/15/2027 395 395
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
965 868
PG&E Corp
5.00%, 07/01/2028
(g)
1,012 912
5.25%, 07/01/2030 1,095 970
Pike Corp
5.50%, 09/01/2028
(f)
1,273 1,087
TransAlta Corp
6.50%, 03/15/2040 725 623

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
$ 1,409 $ 1,205
5.00%, 07/31/2027
(f)
1,225 1,130
5.63%, 02/15/2027
(f)
1,835 1,749
$ 31,924
Electrical Components & Equipment - 0.17%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
415 332
4.75%, 06/15/2028
(f)
845 702
6.50%, 12/31/2027
(f)
780 714
EnerSys
4.38%, 12/15/2027
(f)
490 430
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
1,716 1,733
7.25%, 06/15/2028
(f)
1,425 1,445
$ 5,356
Electronics - 0.29%
Atkore Inc
4.25%, 06/01/2031
(f)
1,000 810
Coherent Corp
5.00%, 12/15/2029
(f)
1,710 1,467
Imola Merger Corp
4.75%, 05/15/2029
(f)
2,870 2,474
Likewize Corp
9.75%, 10/15/2025
(f)
404 366
Sensata Technologies BV
4.00%, 04/15/2029
(f)
1,000 842
5.00%, 10/01/2025
(f)
576 558
5.63%, 11/01/2024
(f)
440 437
5.88%, 09/01/2030
(f)
507 482
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
705 561
4.38%, 02/15/2030
(f)
529 455
TTM Technologies Inc
4.00%, 03/01/2029
(f)
701 585
$ 9,037
Energy - Alternate Sources - 0.29%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
7,353 7,061
TerraForm Power Operating LLC
4.75%, 01/15/2030
(f)
950 854
5.00%, 01/31/2028
(f)
1,120 1,037
$ 8,952
Engineering & Construction - 0.42%
AECOM
5.13%, 03/15/2027 1,345 1,273
Arcosa Inc
4.38%, 04/15/2029
(f)
912 786
Artera Services LLC
9.03%, 12/04/2025
(f)
969 810
Brand Industrial Services Inc
8.50%, 07/15/2025
(f)
1,565 1,125
Cellnex Finance Co SA
3.88%, 07/07/2041
(f)
120 74
Dycom Industries Inc
4.50%, 04/15/2029
(f)
500 436
Fluor Corp
3.50%, 12/15/2024 1,149 1,093
4.25%, 09/15/2028
(g)
505 440
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
400 296
7.50%, 04/15/2032
(f)
500 370
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(f)
1,065 842
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
$ 3,710 $ 3,525
INNOVATE Corp
8.50%, 02/01/2026
(f)
315 233
MasTec Inc
6.63%, 08/15/2029
(f)
210 211
TopBuild Corp
3.63%, 03/15/2029
(f)
295 234
4.13%, 02/15/2032
(f)
460 360
Tutor Perini Corp
6.88%, 05/01/2025
(f)
431 343
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(f)
450 363
$ 12,814
Entertainment - 3.51%
Affinity Gaming
6.88%, 12/15/2027
(f)
990 826
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(f)
750 304
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(f)
868 597
10.00%, PIK 12.00%; 06/15/2026
(f),( i )
1,740 922
Banijay Entertainment SASU
5.38%, 03/01/2025
(f)
390 361
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
5,860 4,688
6.25%, 07/01/2025
(f)
5,302 5,173
8.13%, 07/01/2027
(f)
7,690 7,479
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
6,050 5,909
CCM Merger Inc
6.38%, 05/01/2026
(f)
409 373
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
1,836 1,657
Cedar Fair LP
5.25%, 07/15/2029 266 234
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 396 373
5.50%, 05/01/2025
(f)
1,035 1,027
6.50%, 10/01/2028 275 258
Churchill Downs Inc
4.75%, 01/15/2028
(f)
1,035 915
5.50%, 04/01/2027
(f)
855 817
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
17,919 13,604
5.88%, 03/15/2026
(f)
3,861 3,250
Empire Resorts Inc
7.75%, 11/01/2026
(f)
1,075 882
Everi Holdings Inc
5.00%, 07/15/2029
(f)
9,740 8,486
Golden Entertainment Inc
7.63%, 04/15/2026
(f)
50 49
International Game Technology PLC
4.13%, 04/15/2026
(f)
500 464
5.25%, 01/15/2029
(f)
470 436
6.25%, 01/15/2027
(f)
220 218
6.50%, 02/15/2025
(f)
289 289
Jacobs Entertainment Inc
6.75%, 02/15/2029
(f)
450 397
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
7,405 5,620
Live Nation Entertainment Inc
3.75%, 01/15/2028
(f)
475 413
4.75%, 10/15/2027
(f)
9,663 8,599
4.88%, 11/01/2024
(f)
560 544

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Live Nation Entertainment Inc   (continued)
5.63%, 03/15/2026
(f)
$ 4,239 $ 4,048
6.50%, 05/15/2027
(f)
7,592 7,551
Merlin Entertainments Ltd
5.75%, 06/15/2026
(f)
765 711
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp
4.88%, 05/01/2029
(f)
590 499
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(f)
1,620 1,367
Motion Bondco DAC
6.63%, 11/15/2027
(f)
888 743
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
810 868
Penn Entertainment Inc
4.13%, 07/01/2029
(f)
135 107
5.63%, 01/15/2027
(f)
325 296
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(f)
770 570
5.88%, 09/01/2031
(f)
680 482
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(f)
489 432
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(f)
900 610
Scientific Games International Inc
7.00%, 05/15/2028
(f)
430 416
7.25%, 11/15/2029
(f)
265 256
8.63%, 07/01/2025
(f)
552 567
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(f),(g)
1,040 895
8.75%, 05/01/2025
(f)
283 290
Six Flags Entertainment Corp
4.88%, 07/31/2024
(f)
1,511 1,463
5.50%, 04/15/2027
(f)
375 338
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(f)
200 202
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
6,280 5,456
Universal Entertainment Corp
8.50%, 12/11/2024
(f)
1,300 1,186
Vail Resorts Inc
6.25%, 05/15/2025
(f)
485 483
WMG Acquisition Corp
3.00%, 02/15/2031
(f)
600 468
3.75%, 12/01/2029
(f)
1,185 987
3.88%, 07/15/2030
(f)
460 393
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(f)
410 326
7.75%, 04/15/2025
(f)
902 879
$ 108,053
Environmental Control - 1.49%
Clean Harbors Inc
4.88%, 07/15/2027
(f)
440 414
5.13%, 07/15/2029
(f)
300 278
Covanta Holding Corp
4.88%, 12/01/2029
(f)
12,478 10,624
5.00%, 09/01/2030 996 830
GFL Environmental Inc
3.50%, 09/01/2028
(f)
660 560
3.75%, 08/01/2025
(f)
1,002 947
4.00%, 08/01/2028
(f)
8,255 7,144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
GFL Environmental Inc   (continued)
4.25%, 06/01/2025
(f)
$ 535 $ 511
4.38%, 08/15/2029
(f)
11,225 9,507
4.75%, 06/15/2029
(f)
8,443 7,359
5.13%, 12/15/2026
(f)
870 828
Harsco Corp
5.75%, 07/31/2027
(f)
845 600
Madison IAQ LLC
4.13%, 06/30/2028
(f)
623 515
5.88%, 06/30/2029
(f)
5,347 3,662
Stericycle Inc
3.88%, 01/15/2029
(f)
700 608
5.38%, 07/15/2024
(f)
879 866
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
551 510
$ 45,763
Food - 2.62%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(f)
760 682
3.50%, 03/15/2029
(f)
4,646 3,845
4.63%, 01/15/2027
(f)
1,805 1,673
4.88%, 02/15/2030
(f)
4,435 3,936
5.88%, 02/15/2028
(f)
1,251 1,170
7.50%, 03/15/2026
(f)
1,120 1,148
B&G Foods Inc
5.25%, 04/01/2025 1,415 1,286
5.25%, 09/15/2027 886 743
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
300 261
7.50%, 04/15/2025
(f)
1,130 1,068
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f)
375 329
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(f)
404 236
Ingles Markets Inc
4.00%, 06/15/2031
(f)
250 208
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(f)
624 621
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(f)
1,060 925
4.38%, 01/31/2032
(f)
867 745
4.88%, 05/15/2028
(f)
833 774
Performance Food Group Inc
4.25%, 08/01/2029
(f)
10,145 8,595
5.50%, 10/15/2027
(f)
15,694 14,834
6.88%, 05/01/2025
(f)
315 314
Post Holdings Inc
4.50%, 09/15/2031
(f)
11,417 9,444
4.63%, 04/15/2030
(f)
6,875 5,801
5.50%, 12/15/2029
(f)
865 778
5.63%, 01/15/2028
(f)
1,714 1,602
5.75%, 03/01/2027
(f)
496 479
Safeway Inc
7.25%, 02/01/2031 200 193
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(f)
350 323
Sigma Holdco BV
7.88%, 05/15/2026
(f)
1,075 659
Simmons Foods Inc /Simmons Prepared Foods
Inc /Simmons Pet Food Inc /Simmons Feed
4.63%, 03/01/2029
(f)
6,620 5,524
TreeHouse Foods Inc
4.00%, 09/01/2028 720 607

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
United Natural Foods Inc
6.75%, 10/15/2028
(f)
$ 13 $ 13
US Foods Inc
4.63%, 06/01/2030
(f)
8,400 7,287
4.75%, 02/15/2029
(f)
4,425 3,921
6.25%, 04/15/2025
(f)
700 697
$ 80,721
Food Service - 0.62%
Aramark Services Inc
5.00%, 04/01/2025
(f)
860 831
5.00%, 02/01/2028
(f)
9,435 8,596
6.38%, 05/01/2025
(f)
9,348 9,248
TKC Holdings Inc
10.50%, 05/15/2029
(f)
760 540
$ 19,215
Forest Products & Paper - 0.14%
Ahlstrom- Munksjo Holding 3 Oy
4.88%, 02/04/2028
(f)
1,130 900
Clearwater Paper Corp
4.75%, 08/15/2028
(f)
545 476
Domtar Corp
6.75%, 10/01/2028
(f)
850 722
Glatfelter Corp
4.75%, 11/15/2029
(f)
1,015 653
Mercer International Inc
5.13%, 02/01/2029 1,224 1,005
5.50%, 01/15/2026 303 284
Sylvamo Corp
7.00%, 09/01/2029
(f)
278 258
$ 4,298
Gas - 0.10%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,118 1,071
5.63%, 05/20/2024 936 914
5.75%, 05/20/2027 621 573
5.88%, 08/20/2026 723 676
$ 3,234
Hand & Machine Tools - 0.01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(f)
375 317
Healthcare - Products - 0.71%
Avantor Funding Inc
3.88%, 11/01/2029
(f)
696 587
4.63%, 07/15/2028
(f)
1,645 1,487
Garden Spinco Corp
8.63%, 07/20/2030
(f)
8,637 8,884
Hologic Inc
3.25%, 02/15/2029
(f)
1,014 862
4.63%, 02/01/2028
(f)
619 579
Medline Borrower LP
3.88%, 04/01/2029
(f)
5,160 4,216
5.25%, 10/01/2029
(f)
4,602 3,583
Teleflex Inc
4.25%, 06/01/2028
(f)
500 452
4.63%, 11/15/2027 565 532
Varex Imaging Corp
7.88%, 10/15/2027
(f)
680 664
$ 21,846
Healthcare - Services - 3.65%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
9,009 8,131
5.50%, 07/01/2028
(f)
4,175 3,873
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
250 191
Air Methods Corp
8.00%, 05/15/2025
(f)
850 440
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Akumin Escrow Inc
7.50%, 08/01/2028
(f)
$ 1,080 $ 776
Akumin Inc
7.00%, 11/01/2025
(f)
500 404
Cano Health LLC
6.25%, 10/01/2028
(f)
6,955 5,585
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
650 532
3.50%, 04/01/2030
(f)
4,395 3,549
5.00%, 07/15/2027
(f)
895 841
Charles River Laboratories International Inc
3.75%, 03/15/2029
(f)
935 809
4.00%, 03/15/2031
(f)
445 374
4.25%, 05/01/2028
(f)
550 500
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
740 496
5.25%, 05/15/2030
(f)
1,255 869
5.63%, 03/15/2027
(f)
1,650 1,315
6.00%, 01/15/2029
(f)
1,025 761
6.13%, 04/01/2030
(f),(g)
1,776 728
6.88%, 04/15/2029
(f)
2,155 867
8.00%, 03/15/2026
(f)
2,199 1,897
DaVita Inc
3.75%, 02/15/2031
(f)
2,487 1,798
4.63%, 06/01/2030
(f)
4,065 3,169
Encompass Health Corp
4.50%, 02/01/2028 1,815 1,624
4.63%, 04/01/2031 900 742
4.75%, 02/01/2030 1,046 892
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
754 226
Global Medical Response Inc
6.50%, 10/01/2025
(f)
1,100 874
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
215 196
IQVIA Inc
5.00%, 10/15/2026
(f)
1,062 1,012
5.00%, 05/15/2027
(f)
1,500 1,429
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
3,760 2,964
6.75%, 04/15/2025
(f)
500 442
LifePoint Health Inc
5.38%, 01/15/2029
(f)
480 307
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(f)
471 401
ModivCare Inc
5.88%, 11/15/2025
(f)
600 570
Molina Healthcare Inc
3.88%, 11/15/2030
(f)
798 678
3.88%, 05/15/2032
(f)
1,000 834
4.38%, 06/15/2028
(f)
865 776
Prime Healthcare Services Inc
7.25%, 11/01/2025
(f)
950 828
Radiology Partners Inc
9.25%, 02/01/2028
(f)
14,031 7,422
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f)
1,620 1,292
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f)
10,725 8,020
Select Medical Corp
6.25%, 08/15/2026
(f)
1,675 1,597
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
4,174 3,924
10.00%, 04/15/2027
(f)
5,102 4,951
Syneos Health Inc
3.63%, 01/15/2029
(f)
397 329

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
$ 959 $ 724
Tenet Healthcare Corp
4.25%, 06/01/2029
(f)
1,095 923
4.38%, 01/15/2030
(f)
1,205 1,011
4.63%, 07/15/2024 849 828
4.63%, 09/01/2024
(f)
850 821
4.63%, 06/15/2028
(f)
2,745 2,409
4.88%, 01/01/2026
(f)
1,300 1,229
5.13%, 11/01/2027
(f)
2,352 2,167
6.13%, 10/01/2028
(f)
17,785 15,393
6.13%, 06/15/2030
(f)
2,499 2,307
6.25%, 02/01/2027
(f)
1,574 1,502
6.88%, 11/15/2031 145 123
Toledo Hospital/The
5.33%, 11/15/2028 1,180 780
6.02%, 11/15/2048 1,505 995
US Acute Care Solutions LLC
6.38%, 03/01/2026
(f)
670 607
US Renal Care Inc
10.63%, 07/15/2027
(f)
839 333
$ 112,387
Holding Companies - Diversified - 0.06%
Stena AB
7.00%, 02/01/2024
(f)
370 347
Stena International SA
5.75%, 03/01/2024
(f)
325 305
6.13%, 02/01/2025
(f)
1,130 1,057
$ 1,709
Home Builders - 0.48%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(f)
165 124
4.63%, 04/01/2030
(f)
255 189
6.63%, 01/15/2028
(f)
900 764
Beazer Homes USA Inc
5.88%, 10/15/2027 245 206
6.75%, 03/15/2025 151 139
7.25%, 10/15/2029 163 135
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(f)
205 158
6.25%, 09/15/2027
(f)
424 370
Century Communities Inc
3.88%, 08/15/2029
(f)
1,000 788
6.75%, 06/01/2027 879 839
Empire Communities Corp
7.00%, 12/15/2025
(f)
235 203
Installed Building Products Inc
5.75%, 02/01/2028
(f)
140 124
KB Home
4.00%, 06/15/2031 475 360
4.80%, 11/15/2029 324 264
6.88%, 06/15/2027 310 300
7.25%, 07/15/2030 1,410 1,302
LGI Homes Inc
4.00%, 07/15/2029
(f)
931 714
M/I Homes Inc
3.95%, 02/15/2030 1,120 832
4.95%, 02/01/2028 561 481
Mattamy Group Corp
4.63%, 03/01/2030
(f)
563 439
5.25%, 12/15/2027
(f)
650 555
Meritage Homes Corp
3.88%, 04/15/2029
(f)
1,012 813
6.00%, 06/01/2025 408 396
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(f)
$ 518 $ 437
4.75%, 04/01/2029
(f)
270 220
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(f)
350 290
5.75%, 01/15/2028
(f)
355 325
5.88%, 06/15/2027
(f)
210 197
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
670 656
Thor Industries Inc
4.00%, 10/15/2029
(f)
500 404
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 370
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 684
5.70%, 06/15/2028 523 453
Winnebago Industries Inc
6.25%, 07/15/2028
(f)
249 232
$ 14,763
Home Furnishings - 0.07%
Tempur Sealy International Inc
3.88%, 10/15/2031
(f)
1,765 1,325
4.00%, 04/15/2029
(f)
1,081 870
$ 2,195
Housewares - 0.38%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(f)
2,963 2,816
Newell Brands Inc
4.00%, 12/01/2024 200 193
4.45%, 04/01/2026 1,841 1,713
4.88%, 06/01/2025 835 806
5.63%, 04/01/2036 2,111 1,754
5.75%, 04/01/2046 644 496
6.38%, 09/15/2027 2,276 2,224
Scotts Miracle- Gro Co/The
4.00%, 04/01/2031 592 454
4.50%, 10/15/2029 994 806
5.25%, 12/15/2026 187 174
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(f)
600 345
$ 11,781
Insurance - 2.97%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,260 2,662
6.00%, 08/01/2029
(f)
540 448
7.00%, 11/15/2025
(f)
24,936 23,436
10.13%, 08/01/2026
(f)
497 493
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
13,142 11,829
5.88%, 11/01/2029
(f)
485 409
6.75%, 10/15/2027
(f)
1,392 1,270
AmWINS Group Inc
4.88%, 06/30/2029
(f)
16,648 14,231
Assurant Inc
7.00%, 03/27/2048
(j)
415 395
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
8,013 6,591
7.00%, 08/15/2025
(f)
15,004 14,377
BroadStreet Partners Inc
5.88%, 04/15/2029
(f)
790 634
Enstar Finance LLC
5.50%, 01/15/2042
(j)
368 289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Genworth Holdings Inc
6.50%, 06/15/2034 $ 1,100 $ 913
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
5,694 5,425
HUB International Ltd
5.63%, 12/01/2029
(f)
623 534
7.00%, 05/01/2026
(f)
3,082 3,043
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(j)
500 375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(f)
779 459
7.80%, 03/07/2087
(f)
505 556
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 726
Ohio National Financial Services Inc
6.05%, 01/24/2030
(f)
110 99
Ryan Specialty Group LLC
4.38%, 02/01/2030
(f)
280 239
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f)
520 476
USI Inc /NY
6.88%, 05/01/2025
(f)
1,116 1,082
Wilton RE Ltd
6.00%, 10/22/2030
(f),(j),(l)
435 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 91,361
Internet - 1.87%
ANGI Group LLC
3.88%, 08/15/2028
(f),(g)
639 468
Arches Buyer Inc
4.25%, 06/01/2028
(f)
800 656
6.13%, 12/01/2028
(f)
6,296 4,854
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
6,679 5,679
5.63%, 09/15/2028
(f)
7,181 5,709
Cars.com Inc
6.38%, 11/01/2028
(f)
990 858
Cogent Communications Group Inc
3.50%, 05/01/2026
(f)
229 207
7.00%, 06/15/2027
(f)
515 489
Endurance International Group Holdings Inc
6.00%, 02/15/2029
(f)
1,215 811
Getty Images Inc
9.75%, 03/01/2027
(f)
268 265
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
665 552
5.25%, 12/01/2027
(f)
995 932
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
296 198
Match Group Holdings II LLC
3.63%, 10/01/2031
(f)
1,365 1,040
4.13%, 08/01/2030
(f)
500 408
4.63%, 06/01/2028
(f)
505 449
5.63%, 02/15/2029
(f)
629 557
Millennium Escrow Corp
6.63%, 08/01/2026
(f)
500 360
Netflix Inc
3.63%, 06/15/2025
(f)
592 562
4.38%, 11/15/2026 901 858
4.88%, 04/15/2028 1,696 1,610
4.88%, 06/15/2030
(f),(g)
935 866
5.38%, 11/15/2029
(f)
829 788
5.75%, 03/01/2024 425 425
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Netflix Inc   (continued)
5.88%, 02/15/2025 $ 725 $ 729
5.88%, 11/15/2028 2,142 2,126
6.38%, 05/15/2029 900 918
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(f)
300 270
6.00%, 02/15/2028
(f),(g)
330 259
10.75%, 06/01/2028
(f)
240 225
NortonLifeLock Inc
5.00%, 04/15/2025
(f)
1,505 1,460
6.75%, 09/30/2027
(f)
295 291
7.13%, 09/30/2030
(f)
5,490 5,397
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(f)
885 582
Rakuten Group Inc
5.13%, 04/22/2026
(f),(g),(j),(l)
1,385 1,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(f),(g),(j),(l)
970 653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(f)
1,255 1,240
Twitter Inc
3.88%, 12/15/2027
(f)
449 453
5.00%, 03/01/2030
(f)
1,100 1,106
Uber Technologies Inc
4.50%, 08/15/2029
(f)
7,584 6,501
6.25%, 01/15/2028
(f),(g)
200 190
7.50%, 05/15/2025
(f)
1,132 1,133
7.50%, 09/15/2027
(f)
702 702
8.00%, 11/01/2026
(f)
1,754 1,760
Ziff Davis Inc
4.63%, 10/15/2030
(f)
1,130 955
$ 57,558
Investment Companies - 0.22%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(f)
145 106
5.25%, 04/15/2029
(f)
1,035 890
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 1,025 856
4.75%, 09/15/2024 1,295 1,260
5.25%, 05/15/2027 1,584 1,459
6.25%, 05/15/2026 1,000 961
6.38%, 12/15/2025 1,225 1,189
$ 6,721
Iron & Steel - 1.18%
ATI Inc
4.88%, 10/01/2029 373 314
5.13%, 10/01/2031 268 221
5.88%, 12/01/2027 735 668
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
16,902 15,354
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
4,951 4,656
Carpenter Technology Corp
6.38%, 07/15/2028 369 341
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
435 375
4.88%, 03/01/2031
(f),(g)
405 342
5.88%, 06/01/2027
(g)
566 526
6.25%, 10/01/2040 223 172
6.75%, 03/15/2026
(f)
1,159 1,150

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Commercial Metals Co
4.13%, 01/15/2030 $ 465 $ 391
4.38%, 03/15/2032 425 346
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f),(g)
295 274
Mineral Resources Ltd
8.00%, 11/01/2027
(f)
500 492
8.13%, 05/01/2027
(f)
1,075 1,070
Specialty Steel
11.00%, 11/15/2026
(e),(k)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(f)
608 426
United States Steel Corp
6.88%, 03/01/2029
(g)
460 422
$ 36,220
Leisure Products & Services - 0.86%
Carnival Corp
4.00%, 08/01/2028
(f)
1,580 1,273
5.75%, 03/01/2027
(f)
7,700 5,336
6.00%, 05/01/2029
(f)
1,319 875
6.65%, 01/15/2028 320 204
7.63%, 03/01/2026
(f)
3,390 2,549
9.88%, 08/01/2027
(f)
511 477
10.50%, 02/01/2026
(f)
435 426
10.50%, 06/01/2030
(f)
835 647
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
1,546 1,565
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
680 602
Life Time Inc
5.75%, 01/15/2026
(f)
1,000 930
8.00%, 04/15/2026
(f)
465 405
Lindblad Expeditions LLC
6.75%, 02/15/2027
(f)
200 178
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(f)
590 416
NCL Corp Ltd
3.63%, 12/15/2024
(f)
505 438
5.88%, 03/15/2026
(f)
1,485 1,216
5.88%, 02/15/2027
(f)
695 620
7.75%, 02/15/2029
(f)
143 114
NCL Finance Ltd
6.13%, 03/15/2028
(f)
545 424
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 310 225
4.25%, 07/01/2026
(f)
420 334
5.38%, 07/15/2027
(f)
900 700
5.50%, 08/31/2026
(f)
750 613
5.50%, 04/01/2028
(f)
960 739
7.50%, 10/15/2027 150 124
11.50%, 06/01/2025
(f)
1,361 1,466
Viking Cruises Ltd
5.88%, 09/15/2027
(f)
1,200 948
6.25%, 05/15/2025
(f)
628 549
7.00%, 02/15/2029
(f)
565 448
13.00%, 05/15/2025
(f)
134 144
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(f)
120 94
Vista Outdoor Inc
4.50%, 03/15/2029
(f)
1,195 934
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
545 449
$ 26,462
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 2.85%
Boyd Gaming Corp
4.75%, 12/01/2027
(g)
$ 1,450 $ 1,336
4.75%, 06/15/2031
(f)
10,369 8,759
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(f)
895 785
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
6,115 4,869
3.75%, 05/01/2029
(f)
1,050 895
4.00%, 05/01/2031
(f)
1,555 1,300
4.88%, 01/15/2030 1,220 1,093
5.38%, 05/01/2025
(f)
990 975
5.75%, 05/01/2028
(f)
912 880
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(f)
582 476
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(f)
491 421
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 615 584
Las Vegas Sands Corp
2.90%, 06/25/2025 2,224 2,014
3.20%, 08/08/2024 5,349 5,093
3.50%, 08/18/2026 3,728 3,256
3.90%, 08/08/2029 2,384 1,927
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(f)
200 167
4.75%, 01/15/2028 275 237
6.13%, 09/15/2025
(f)
383 379
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(f)
1,340 745
5.75%, 07/21/2028
(f)
1,205 693
MGM China Holdings Ltd
4.75%, 02/01/2027
(f)
635 476
5.25%, 06/18/2025
(f),(g)
1,360 1,082
5.38%, 05/15/2024
(f)
730 628
5.88%, 05/15/2026
(f),(g)
1,395 1,070
MGM Resorts International
4.63%, 09/01/2026 791 722
4.75%, 10/15/2028 925 802
5.50%, 04/15/2027 1,368 1,260
5.75%, 06/15/2025 700 679
6.75%, 05/01/2025 800 790
Sands China Ltd
2.80%, 03/08/2027 2,983 2,207
3.35%, 03/08/2029 428 286
3.80%, 01/08/2026 3,276 2,680
4.88%, 06/18/2030 2,266 1,614
5.63%, 08/08/2025 6,325 5,585
5.90%, 08/08/2028 7,092 5,632
Station Casinos LLC
4.50%, 02/15/2028
(f)
415 358
4.63%, 12/01/2031
(f)
19,495 15,490
Studio City Finance Ltd
5.00%, 01/15/2029
(f)
1,120 481
6.00%, 07/15/2025
(f)
395 189
6.50%, 01/15/2028
(f)
409 171
Travel + Leisure Co
4.50%, 12/01/2029
(f)
600 489
4.63%, 03/01/2030
(f)
337 272
5.65%, 04/01/2024 266 262
6.00%, 04/01/2027 739 690
6.63%, 07/31/2026
(f)
921 897
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(f)
545 480

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
$ 929 $ 808
5.50%, 03/01/2025
(f)
1,865 1,765
Wynn Macau Ltd
4.88%, 10/01/2024
(f),(g)
320 249
5.13%, 12/15/2029
(f)
1,510 914
5.50%, 01/15/2026
(f)
1,050 728
5.50%, 10/01/2027
(f)
445 287
5.63%, 08/26/2028
(f)
1,345 820
$ 87,747
Machinery - Construction & Mining - 0.10%
BWX Technologies Inc
4.13%, 06/30/2028
(f)
657 575
4.13%, 04/15/2029
(f)
410 354
Manitowoc Co Inc /The
9.00%, 04/01/2026
(f)
225 204
Terex Corp
5.00%, 05/15/2029
(f)
1,096 978
Vertiv Group Corp
4.13%, 11/15/2028
(f)
800 696
Weir Group PLC/The
2.20%, 05/13/2026
(f)
140 120
$ 2,927
Machinery - Diversified - 0.70%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(f)
346 296
GrafTech Finance Inc
4.63%, 12/15/2028
(f)
498 403
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(f),(h),( i )
573 524
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
5,945 5,142
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
314 302
Mueller Water Products Inc
4.00%, 06/15/2029
(f)
340 295
SPX FLOW Inc
8.75%, 04/01/2030
(f)
540 439
Stevens Holding Co Inc
6.13%, 10/01/2026
(f)
711 712
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
13,519 11,051
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(f)
795 657
TK Elevator US Newco Inc
5.25%, 07/15/2027
(f)
1,985 1,779
$ 21,600
Media - 6.14%
Altice Financing SA
5.00%, 01/15/2028
(f)
1,811 1,432
5.75%, 08/15/2029
(f)
2,255 1,770
AMC Networks Inc
4.25%, 02/15/2029 670 518
4.75%, 08/01/2025 720 658
5.00%, 04/01/2024 275 267
Audacy Capital Corp
6.50%, 05/01/2027
(f)
277 82
6.75%, 03/31/2029
(f)
365 104
Belo Corp
7.25%, 09/15/2027 170 164
Cable One Inc
4.00%, 11/15/2030
(f)
490 399
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
$ 11,725 $ 9,263
4.25%, 01/15/2034
(f)
6,045 4,443
4.50%, 08/15/2030
(f)
3,750 3,043
4.50%, 05/01/2032 5,597 4,422
4.50%, 06/01/2033
(f)
2,122 1,609
4.75%, 03/01/2030
(f)
8,645 7,265
4.75%, 02/01/2032
(f)
1,000 800
5.00%, 02/01/2028
(f)
3,750 3,394
5.13%, 05/01/2027
(f)
5,209 4,826
5.38%, 06/01/2029
(f)
5,317 4,750
5.50%, 05/01/2026
(f)
1,245 1,198
6.38%, 09/01/2029
(f)
1,042 960
CSC Holdings LLC
3.38%, 02/15/2031
(f)
1,300 943
4.13%, 12/01/2030
(f)
740 582
4.50%, 11/15/2031
(f)
1,110 863
4.63%, 12/01/2030
(f)
19,615 14,118
5.25%, 06/01/2024 239 232
5.38%, 02/01/2028
(f)
745 687
5.50%, 04/15/2027
(f)
825 773
5.75%, 01/15/2030
(f)
4,192 3,207
6.50%, 02/01/2029
(f)
1,248 1,176
7.50%, 04/01/2028
(f)
3,600 3,119
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f),(g)
516 437
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
175 35
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
3,554 3,201
DISH DBS Corp
5.13%, 06/01/2029 2,490 1,672
5.25%, 12/01/2026
(f)
3,070 2,667
5.75%, 12/01/2028
(f)
3,970 3,201
5.88%, 11/15/2024 2,494 2,299
7.38%, 07/01/2028 1,399 1,059
7.75%, 07/01/2026 2,900 2,447
Gannett Holdings LLC
6.00%, 11/01/2026
(f),(g)
1,160 868
GCI LLC
4.75%, 10/15/2028
(f)
520 438
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
1,345 1,079
Gray Television Inc
4.75%, 10/15/2030
(f)
500 395
5.88%, 07/15/2026
(f)
640 603
7.00%, 05/15/2027
(f)
435 414
Historic TW Inc
8.30%, 01/15/2036
(h)
13 15
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
1,005 877
5.25%, 08/15/2027
(f)
1,651 1,503
6.38%, 05/01/2026 1,002 955
8.38%, 05/01/2027 1,908 1,714
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
776 654
6.75%, 10/15/2027
(f)
1,860 1,734
Liberty Interactive LLC
8.25%, 02/01/2030 1,167 729
8.50%, 07/15/2029 981 623
McGraw-Hill Education Inc
5.75%, 08/01/2028
(f)
750 660
8.00%, 08/01/2029
(f)
771 656

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
$ 1,305 $ 1,189
News Corp
3.88%, 05/15/2029
(f)
1,705 1,465
5.13%, 02/15/2032
(f)
660 589
Nexstar Media Inc
4.75%, 11/01/2028
(f)
1,307 1,147
5.63%, 07/15/2027
(f)
9,175 8,666
Paramount Global
6.25%, 02/28/2057
(j)
1,412 1,182
3 Month USD LIBOR + 3.90%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
831 702
6.50%, 09/15/2028
(f)
7,030 4,429
Scripps Escrow II Inc
3.88%, 01/15/2029
(f)
443 366
5.38%, 01/15/2031
(f),(g)
3,173 2,578
Scripps Escrow Inc
5.88%, 07/15/2027
(f),(g)
608 551
Sinclair Television Group Inc
4.13%, 12/01/2030
(f)
250 193
5.13%, 02/15/2027
(f),(g)
218 183
5.50%, 03/01/2030
(f)
295 221
Sirius XM Radio Inc
3.13%, 09/01/2026
(f)
1,478 1,321
3.88%, 09/01/2031
(f)
5,355 4,284
4.00%, 07/15/2028
(f)
5,305 4,560
4.13%, 07/01/2030
(f)
4,930 4,034
5.00%, 08/01/2027
(f)
2,256 2,076
5.50%, 07/01/2029
(f)
1,993 1,838
SportsNet New York
10.25%, 01/15/2025
(e),(k)
4,130 4,047
TEGNA Inc
4.63%, 03/15/2028 764 727
4.75%, 03/15/2026
(f)
583 566
5.00%, 09/15/2029 1,005 953
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(f)
1,400 1,217
Univision Communications Inc
4.50%, 05/01/2029
(f)
1,350 1,137
5.13%, 02/15/2025
(f)
1,959 1,893
6.63%, 06/01/2027
(f)
1,712 1,691
7.38%, 06/30/2030
(f)
1,520 1,471
UPC Broadband Finco BV
4.88%, 07/15/2031
(f)
1,735 1,457
UPC Holding BV
5.50%, 01/15/2028
(f)
455 399
Urban One Inc
7.38%, 02/01/2028
(f)
630 550
Videotron Ltd
3.63%, 06/15/2029
(f),(g)
1,380 1,162
5.13%, 04/15/2027
(f)
838 791
5.38%, 06/15/2024
(f)
1,017 1,010
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
16,596 13,300
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(f)
950 785
5.50%, 05/15/2029
(f)
1,475 1,340
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
405 345
VZ Secured Financing BV
5.00%, 01/15/2032
(f)
1,545 1,232
Ziggo Bond Co BV
5.13%, 02/28/2030
(f)
755 598
6.00%, 01/15/2027
(f)
1,625 1,462
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo BV
4.88%, 01/15/2030
(f)
$ 1,535 $ 1,288
$ 188,997
Metal Fabrication & Hardware - 0.02%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(f)
155 150
Park-Ohio Industries Inc
6.63%, 04/15/2027 756 529
$ 679
Mining - 1.80%
Arconic Corp
6.00%, 05/15/2025
(f)
791 783
6.13%, 02/15/2028
(f)
18,657 17,489
Century Aluminum Co
7.50%, 04/01/2028
(f)
11,155 9,570
Coeur Mining Inc
5.13%, 02/15/2029
(f)
895 689
Compass Minerals International Inc
4.88%, 07/15/2024
(f)
510 483
6.75%, 12/01/2027
(f)
353 332
Constellium SE
3.75%, 04/15/2029
(f),(g)
3,450 2,698
5.63%, 06/15/2028
(f)
1,250 1,097
5.88%, 02/15/2026
(f)
2,075 1,932
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(f)
2,300 1,828
4.50%, 09/15/2027
(f)
833 745
5.13%, 05/15/2024
(f)
1,070 1,044
5.88%, 04/15/2030
(f)
1,360 1,220
6.13%, 04/15/2032
(f)
119 104
Hecla Mining Co
7.25%, 02/15/2028 255 242
Hudbay Minerals Inc
4.50%, 04/01/2026 500 439
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(f)
435 445
Kaiser Aluminum Corp
4.50%, 06/01/2031
(f)
141 111
4.63%, 03/01/2028
(f)
310 271
New Gold Inc
7.50%, 07/15/2027
(f)
594 507
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(f)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(f)
585 512
3.88%, 08/15/2031
(f)
1,925 1,491
4.75%, 01/30/2030
(f)
7,610 6,465
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
615 555
Real Alloy Holding Inc
13.67%, 05/31/2025
(e),(h),(k)
4,258 4,258
$ 55,310
Miscellaneous Manufacturers - 0.15%
Amsted Industries Inc
4.63%, 05/15/2030
(f)
415 342
5.63%, 07/01/2027
(f)
600 555
EnPro Industries Inc
5.75%, 10/15/2026 179 171
FXI Holdings Inc
7.88%, 11/01/2024
(f)
616 528
12.25%, 11/15/2026
(f)
643 558
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(f)
680 653

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Hillenbrand Inc
5.00%, 09/15/2026 $ 360 $ 339
5.75%, 06/15/2025 327 325
LSB Industries Inc
6.25%, 10/15/2028
(f)
1,110 1,008
Trinity Industries Inc
4.55%, 10/01/2024 230 218
$ 4,697
Office & Business Equipment - 0.09%
Pitney Bowes Inc
6.88%, 03/15/2027
(f)
620 398
7.25%, 03/15/2029
(f)
654 419
Xerox Corp
3.80%, 05/15/2024 215 205
4.80%, 03/01/2035 350 216
6.75%, 12/15/2039 445 326
Xerox Holdings Corp
5.00%, 08/15/2025
(f)
1,206 1,089
5.50%, 08/15/2028
(f)
250 197
$ 2,850
Office Furnishings - 0.01%
Steelcase Inc
5.13%, 01/18/2029 398 348
Oil & Gas - 6.05%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
1,080 1,097
Antero Resources Corp
7.63%, 02/01/2029
(f)
234 239
Apache Corp
4.25%, 01/15/2030 580 516
4.75%, 04/15/2043 117 88
5.10%, 09/01/2040 1,570 1,271
5.25%, 02/01/2042 815 654
5.35%, 07/01/2049 765 590
6.00%, 01/15/2037 335 301
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(f)
190 167
7.00%, 11/01/2026
(f)
900 886
8.25%, 12/31/2028
(f)
323 312
Athabasca Oil Corp
9.75%, 11/01/2026
(f)
309 331
Baytex Energy Corp
8.75%, 04/01/2027
(f)
1,010 1,033
California Resources Corp
7.13%, 02/01/2026
(f)
30 29
Callon Petroleum Co
6.38%, 07/01/2026 275 264
7.50%, 06/15/2030
(f)
5,800 5,509
8.00%, 08/01/2028
(f)
194 193
8.25%, 07/15/2025 874 872
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(f),(g)
476 450
9.25%, 07/15/2024
(f)
580 595
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
600 582
5.88%, 02/01/2029
(f)
704 665
6.75%, 04/15/2029
(f)
3,670 3,595
Chord Energy Corp
6.38%, 06/01/2026
(f)
684 668
Civitas Resources Inc
5.00%, 10/15/2026
(f)
1,160 1,068
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
CNX Resources Corp
6.00%, 01/15/2029
(f)
$ 320 $ 299
7.25%, 03/14/2027
(f)
290 288
7.38%, 01/15/2031
(f),(g)
4,350 4,318
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(f)
15,698 14,634
Comstock Resources Inc
5.88%, 01/15/2030
(f)
17,375 15,680
6.75%, 03/01/2029
(f)
4,235 4,055
Crescent Energy Finance LLC
7.25%, 05/01/2026
(f)
500 464
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
321 292
5.63%, 10/15/2025
(f)
1,745 1,688
CVR Energy Inc
5.25%, 02/15/2025
(f)
1,060 1,021
5.75%, 02/15/2028
(f)
300 271
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(f)
500 473
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(f)
750 703
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
1,327 1,290
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(f)
189 194
Ensign Drilling Inc
9.25%, 04/15/2024
(f)
620 561
Global Marine Inc
7.00%, 06/01/2028 500 320
Harbour Energy PLC
5.50%, 10/15/2026
(f)
855 770
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
1,315 1,203
6.00%, 04/15/2030
(f)
4,085 3,699
6.00%, 02/01/2031
(f)
4,672 4,240
6.25%, 11/01/2028
(f)
385 362
6.25%, 04/15/2032
(f)
5,547 5,088
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(f)
170 168
Laredo Petroleum Inc
7.75%, 07/31/2029
(f),(g)
335 318
9.50%, 01/15/2025 620 620
10.13%, 01/15/2028 245 241
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(f)
374 363
Matador Resources Co
5.88%, 09/15/2026 1,130 1,110
MEG Energy Corp
5.88%, 02/01/2029
(f)
7,395 7,059
7.13%, 02/01/2027
(f)
1,765 1,796
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
871 801
10.50%, 05/15/2027
(f)
310 298
Murphy Oil Corp
5.75%, 08/15/2025 535 527
6.13%, 12/01/2042 245 193
6.38%, 07/15/2028 474 464
Nabors Industries Inc
5.75%, 02/01/2025 595 573
7.38%, 05/15/2027
(f)
650 639
9.00%, 02/01/2025
(f)
15 15
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
1,105 1,066
7.50%, 01/15/2028
(f)
420 390

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(f)
$ 1,475 $ 1,433
Northern Oil and Gas Inc
8.13%, 03/01/2028
(f)
1,265 1,227
Occidental Petroleum Corp
3.20%, 08/15/2026 165 154
4.30%, 08/15/2039 200 165
4.40%, 04/15/2046 725 590
4.50%, 07/15/2044 190 157
4.63%, 06/15/2045 246 202
5.50%, 12/01/2025 780 782
5.55%, 03/15/2026 975 990
5.88%, 09/01/2025 1,455 1,466
6.13%, 01/01/2031 4,840 4,852
6.20%, 03/15/2040 2,733 2,629
6.38%, 09/01/2028 370 376
6.45%, 09/15/2036 10,588 10,503
6.60%, 03/15/2046 6,437 6,336
6.63%, 09/01/2030 1,705 1,773
6.95%, 07/01/2024 738 756
7.15%, 05/15/2028 640 653
7.50%, 05/01/2031 1,120 1,204
7.88%, 09/15/2031 545 593
7.95%, 06/15/2039 740 800
8.00%, 07/15/2025 520 549
8.50%, 07/15/2027 400 435
8.88%, 07/15/2030 4,945 5,613
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(f)
225 215
Parkland Corp
4.50%, 10/01/2029
(f)
868 731
5.88%, 07/15/2027
(f)
880 827
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 388
5.15%, 11/15/2029 515 455
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 1,120 1,018
7.25%, 06/15/2025 1,099 1,087
PDC Energy Inc
5.75%, 05/15/2026 1,130 1,083
6.13%, 09/15/2024 249 247
Permian Resources Operating LLC
5.38%, 01/15/2026
(f)
150 139
6.88%, 04/01/2027
(f)
200 194
Petrofac Ltd
9.75%, 11/15/2026
(f)
797 591
Precision Drilling Corp
6.88%, 01/15/2029
(f)
190 175
7.13%, 01/15/2026
(f)
225 221
Puma International Financing SA
5.00%, 01/24/2026
(f)
730 648
5.13%, 10/06/2024
(f)
400 373
Range Resources Corp
4.75%, 02/15/2030
(f)
430 380
4.88%, 05/15/2025 550 531
8.25%, 01/15/2029 435 452
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
800 712
SM Energy Co
5.63%, 06/01/2025 345 335
6.75%, 09/15/2026 375 369
Southwestern Energy Co
4.75%, 02/01/2032 2,880 2,486
5.38%, 02/01/2029 440 410
5.38%, 03/15/2030 1,039 961
5.70%, 01/23/2025 173 170
7.75%, 10/01/2027 90 93
8.38%, 09/15/2028 165 171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Strathcona Resources Ltd/Alberta
6.88%, 08/01/2026
(f)
$ 590 $ 499
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,730 1,486
4.50%, 04/30/2030 4,080 3,470
5.88%, 03/15/2028 5,887 5,604
6.00%, 04/15/2027 490 480
Talos Production Inc
12.00%, 01/15/2026 638 677
Tap Rock Resources LLC
7.00%, 10/01/2026
(f)
500 467
Teine Energy Ltd
6.88%, 04/15/2029
(f)
4,907 4,377
Transocean Guardian Ltd
5.88%, 01/15/2024
(f)
655 636
Transocean Inc
7.25%, 11/01/2025
(f)
485 428
7.50%, 01/15/2026
(f)
792 669
7.50%, 04/15/2031 275 179
8.00%, 02/01/2027
(f)
944 765
9.35%, 12/15/2041 200 130
11.50%, 01/30/2027
(f)
745 748
Transocean Pontus Ltd
6.13%, 08/01/2025
(f)
777 748
Transocean Poseidon Ltd
6.88%, 02/01/2027
(f)
593 568
Transocean Sentry Ltd
5.38%, 05/15/2023
(f)
40 40
Vantage Drilling International
9.25%, 11/15/2023
(f)
400 391
Vermilion Energy Inc
5.63%, 03/15/2025
(f)
1,064 1,029
6.88%, 05/01/2030
(f)
1,315 1,230
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
620 583
W&T Offshore Inc
9.75%, 11/01/2023
(f)
995 985
$ 186,418
Oil & Gas Services - 0.28%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
985 916
6.88%, 04/01/2027
(f)
435 414
Bristow Group Inc
6.88%, 03/01/2028
(f)
415 384
CGG SA
8.75%, 04/01/2027
(f),(g)
204 181
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(f)
500 462
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(f)
455 372
Oceaneering International Inc
4.65%, 11/15/2024 113 108
6.00%, 02/01/2028 479 427
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),( i ),(l)
402 —
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(f)
366 364
Transocean Proteus Ltd
6.25%, 12/01/2024
(f)
369 360
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,227 1,178
6.88%, 09/01/2027 739 706

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Weatherford International Ltd
6.50%, 09/15/2028
(f)
$ 690 $ 659
8.63%, 04/30/2030
(f)
1,715 1,617
11.00%, 12/01/2024
(f)
368 378
$ 8,526
Packaging & Containers - 2.66%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(f),(h),( i )
1,027 737
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(f)
749 614
4.00%, 09/01/2029
(f)
19,779 15,005
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
1,680 1,445
5.25%, 04/30/2025
(f)
1,225 1,155
5.25%, 08/15/2027
(f)
1,444 1,014
5.25%, 08/15/2027
(f),(g)
970 681
Ball Corp
2.88%, 08/15/2030 1,065 827
3.13%, 09/15/2031 1,500 1,149
4.00%, 11/15/2023 830 813
4.88%, 03/15/2026 1,140 1,094
5.25%, 07/01/2025 885 874
Berry Global Inc
4.50%, 02/15/2026
(f),(g)
296 275
5.63%, 07/15/2027
(f)
500 474
Cascades Inc /Cascades USA Inc
5.38%, 01/15/2028
(f)
511 437
Clydesdale Acquisition Holdings Inc
8.75%, 04/15/2030
(f)
1,070 940
Crown Americas LLC
5.25%, 04/01/2030
(f)
540 494
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 596
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 500 479
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 661
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
625 512
Graphic Packaging International LLC
3.50%, 03/15/2028
(f)
560 484
3.50%, 03/01/2029
(f)
1,113 940
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
6,135 4,564
LABL Inc
6.75%, 07/15/2026
(f)
695 660
8.25%, 11/01/2029
(f)
355 283
10.50%, 07/15/2027
(f)
925 832
Matthews International Corp
5.25%, 12/01/2025
(f)
265 244
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
1,875 1,837
7.25%, 04/15/2025
(f)
1,520 1,368
OI European Group BV
4.75%, 02/15/2030
(f)
712 598
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(f)
205 194
6.38%, 08/15/2025
(f)
243 227
6.63%, 05/13/2027
(f)
620 592
Pactiv Evergreen Group Issuer Inc /Pactiv
Evergreen Group Issuer LLC
4.00%, 10/15/2027
(f)
1,445 1,279
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(f)
$ 520 $ 455
Pactiv LLC
7.95%, 12/15/2025 235 218
8.38%, 04/15/2027 215 195
Sealed Air Corp
4.00%, 12/01/2027
(f)
530 472
5.00%, 04/15/2029
(f)
293 267
5.13%, 12/01/2024
(f)
80 79
5.50%, 09/15/2025
(f)
872 855
6.88%, 07/15/2033
(f)
790 757
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 929
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
12,274 10,569
9.25%, 08/01/2024
(f)
6,247 5,826
TriMas Corp
4.13%, 04/15/2029
(f)
516 443
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
16,860 15,506
8.50%, 08/15/2027
(f)
1,030 968
$ 81,917
Pharmaceuticals - 1.21%
1375209 BC Ltd
9.00%, 01/30/2028
(f)
2,052 1,985
180 Medical Inc
3.88%, 10/15/2029
(f)
625 528
AdaptHealth LLC
4.63%, 08/01/2029
(f)
1,200 1,012
6.13%, 08/01/2028
(f)
415 384
Bausch Health Cos Inc
4.88%, 06/01/2028
(f)
515 315
5.00%, 01/30/2028
(f)
500 194
5.50%, 11/01/2025
(f)
1,935 1,546
5.75%, 08/15/2027
(f)
900 568
6.13%, 02/01/2027
(f)
1,005 660
6.25%, 02/15/2029
(f)
500 195
7.25%, 05/30/2029
(f)
400 153
11.00%, 09/30/2028
(f)
3,651 2,811
14.00%, 10/15/2030
(f)
721 413
BellRing Brands Inc
7.00%, 03/15/2030
(f)
302 285
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(f)
405 336
Elanco Animal Health Inc
6.40%, 08/28/2028 1,035 926
Embecta Corp
5.00%, 02/15/2030
(f)
830 711
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(f)
1,390 1,298
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(f)
700 520
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(f)
710 683
Jazz Securities DAC
4.38%, 01/15/2029
(f)
2,126 1,887
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(f)
320 216
Option Care Health Inc
4.38%, 10/31/2029
(f)
433 374
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(f)
2,978 2,623
5.13%, 04/30/2031
(f)
8,810 7,482

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
$ 555 $ 430
6.63%, 04/01/2030
(f)
485 403
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(f)
505 390
Perrigo Finance Unlimited Co
3.90%, 12/15/2024 1,882 1,793
4.38%, 03/15/2026 1,256 1,177
4.40%, 06/15/2030 3,075 2,570
4.90%, 12/15/2044 1,315 864
Prestige Brands Inc
3.75%, 04/01/2031
(f)
1,440 1,155
5.13%, 01/15/2028
(f)
495 460
$ 37,347
Pipelines - 4.42%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
3,285 2,997
5.75%, 03/01/2027
(f)
1,320 1,257
5.75%, 01/15/2028
(f)
6,625 6,242
7.88%, 05/15/2026
(f)
603 615
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(f)
580 551
7.63%, 12/15/2025
(f)
210 207
Buckeye Partners LP
4.13%, 03/01/2025
(f)
850 801
4.13%, 12/01/2027 945 821
4.35%, 10/15/2024 295 281
4.50%, 03/01/2028
(f)
5,540 4,806
5.60%, 10/15/2044 3,121 2,310
5.85%, 11/15/2043 3,120 2,341
Cheniere Energy Inc
4.63%, 10/15/2028 1,335 1,232
Cheniere Energy Partners LP
3.25%, 01/31/2032 1,500 1,167
4.00%, 03/01/2031 1,585 1,336
4.50%, 10/01/2029 2,239 1,977
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
3,314 2,726
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
10,475 9,297
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
688 647
5.75%, 04/01/2025 274 267
6.00%, 02/01/2029
(f)
1,285 1,202
8.00%, 04/01/2029
(f)
634 634
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 641
7.13%, 06/01/2028
(f)
401 359
DT Midstream Inc
4.13%, 06/15/2029
(f)
1,534 1,326
4.38%, 06/15/2031
(f)
1,560 1,314
EnLink Midstream LLC
5.38%, 06/01/2029 834 770
5.63%, 01/15/2028
(f)
382 366
6.50%, 09/01/2030
(f)
5,635 5,536
EnLink Midstream Partners LP
4.15%, 06/01/2025 378 356
4.85%, 07/15/2026 754 711
5.05%, 04/01/2045 250 182
5.45%, 06/01/2047 77 59
5.60%, 04/01/2044 593 462
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EQM Midstream Partners LP
4.00%, 08/01/2024 $ 792 $ 750
4.13%, 12/01/2026 258 228
4.50%, 01/15/2029
(f)
580 493
4.75%, 01/15/2031
(f)
7,345 6,139
5.50%, 07/15/2028 1,063 949
6.50%, 07/01/2027
(f)
786 766
6.50%, 07/15/2048 490 377
7.50%, 06/01/2027
(f)
723 714
7.50%, 06/01/2030
(f)
376 366
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(f)
425 417
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 654
6.25%, 05/15/2026 247 231
6.50%, 10/01/2025 701 672
7.75%, 02/01/2028 1,250 1,192
8.00%, 01/15/2027 10,085 9,763
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 241 218
7.00%, 08/01/2027 357 339
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
606 581
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
388 332
5.13%, 06/15/2028
(f)
245 225
5.50%, 10/15/2030
(f)
3,505 3,162
5.63%, 02/15/2026
(f)
1,436 1,408
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
7,930 7,167
6.38%, 04/15/2027
(f)
500 481
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(f)
990 898
ITT Holdings LLC
6.50%, 08/01/2029
(f)
1,740 1,398
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
1,600 1,501
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
2,334 2,264
6.75%, 09/15/2025
(f)
6,166 6,053
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(f)
2,689 2,433
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 431 336
7.50%, 11/01/2023 909 886
7.50%, 04/15/2026 551 402
Northriver Midstream Finance LP
5.63%, 02/15/2026
(f)
558 528
NuStar Logistics LP
5.63%, 04/28/2027 908 842
5.75%, 10/01/2025 705 680
6.00%, 06/01/2026 640 621
6.38%, 10/01/2030 620 575
Rattler Midstream LP
5.63%, 07/15/2025
(f)
435 447
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(f)
800 744
4.80%, 05/15/2030
(f)
4,311 3,642
4.95%, 07/15/2029
(f)
1,171 1,027
6.88%, 04/15/2040
(f)
655 535
7.50%, 07/15/2038
(f)
630 550
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
515 464

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 $ 300 $ 251
8.50%, 10/15/2026
(f)
1,325 1,272
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(f)
872 782
6.00%, 03/01/2027
(f)
691 652
6.00%, 12/31/2030
(f)
1,220 1,104
6.00%, 09/01/2031
(f)
565 503
7.50%, 10/01/2025
(f)
615 621
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
970 832
3.88%, 11/01/2033
(f)
1,390 1,116
4.13%, 08/15/2031
(f)
1,265 1,079
Western Midstream Operating LP
3.35%, 02/01/2025 822 781
4.30%, 02/01/2030 1,765 1,553
4.50%, 03/01/2028 262 240
4.65%, 07/01/2026 567 537
4.75%, 08/15/2028 400 369
5.30%, 03/01/2048 2,800 2,261
5.45%, 04/01/2044 885 718
5.50%, 08/15/2048 240 194
5.50%, 02/01/2050 1,199 933
$ 136,044
Real Estate - 0.30%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(f)
960 913
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(f)
496 411
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(f)
561 542
Howard Hughes Corp/The
4.13%, 02/01/2029
(f)
1,045 817
4.38%, 02/01/2031
(f)
933 701
5.38%, 08/01/2028
(f)
910 778
Hunt Cos Inc
5.25%, 04/15/2029
(f)
500 402
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 546
4.75%, 02/01/2030 960 754
5.00%, 03/01/2031 1,188 931
Newmark Group Inc
6.13%, 11/15/2023 517 515
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(f)
510 354
5.75%, 01/15/2029
(f)
935 672
WeWork Cos Inc
7.88%, 05/01/2025
(f)
705 385
WeWork Cos LLC / WW Co-Obligor Inc
5.00%, 07/10/2025
(f)
815 407
$ 9,128
REITs - 1.35%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(f)
342 269
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(f)
286 242
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(f)
781 664
5.75%, 05/15/2026
(f)
850 789
Diversified Healthcare Trust
4.38%, 03/01/2031 610 403
9.75%, 06/15/2025 545 514
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
$ 1,045 $ 850
3.75%, 09/15/2030
(f)
630 435
6.00%, 04/15/2025
(f)
430 410
Iron Mountain Inc
4.50%, 02/15/2031
(f)
1,412 1,144
4.88%, 09/15/2027
(f)
1,621 1,499
4.88%, 09/15/2029
(f)
1,220 1,049
5.00%, 07/15/2028
(f)
750 671
5.25%, 03/15/2028
(f)
1,148 1,056
5.25%, 07/15/2030
(f)
2,057 1,775
5.63%, 07/15/2032
(f)
1,044 895
iStar Inc
4.75%, 10/01/2024 745 736
5.50%, 02/15/2026 647 645
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(f)
415 349
4.75%, 06/15/2029
(f)
619 493
5.25%, 10/01/2025
(f)
294 271
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 1,347 926
4.63%, 08/01/2029 835 661
5.00%, 10/15/2027 1,956 1,674
Necessity Retail REIT Inc /The / American
Finance Operating Partner LP
4.50%, 09/30/2028
(f)
455 332
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
1,020 870
5.88%, 10/01/2028
(f)
854 775
7.50%, 06/01/2025
(f)
860 862
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(f)
600 526
4.75%, 10/15/2027 795 734
Rithm Capital Corp
6.25%, 10/15/2025
(f)
600 527
RLJ Lodging Trust LP
3.75%, 07/01/2026
(f)
500 457
4.00%, 09/15/2029
(f)
1,053 882
SBA Communications Corp
3.13%, 02/01/2029 2,401 1,941
3.88%, 02/15/2027 1,930 1,737
Service Properties Trust
3.95%, 01/15/2028 225 165
4.35%, 10/01/2024 918 843
4.38%, 02/15/2030 220 157
4.50%, 03/15/2025 645 571
4.65%, 03/15/2024 568 535
4.75%, 10/01/2026 510 414
4.95%, 02/15/2027 615 498
5.25%, 02/15/2026 650 562
5.50%, 12/15/2027 851 734
7.50%, 09/15/2025 896 874
Starwood Property Trust Inc
3.63%, 07/15/2026
(f)
373 324
3.75%, 12/31/2024
(f)
130 121
4.38%, 01/15/2027
(f)
540 477
4.75%, 03/15/2025 516 483
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
699 477
7.88%, 02/15/2025
(f)
2,299 2,276

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(f)
$ 200 $ 163
6.50%, 02/15/2029
(f)
1,165 836
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
2,975 2,606
XHR LP
6.38%, 08/15/2025
(f)
505 495
$ 41,674
Retail - 4.93%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(f)
1,238 1,037
3.88%, 01/15/2028
(f)
1,838 1,615
4.00%, 10/15/2030
(f)
21,352 17,429
4.38%, 01/15/2028
(f)
860 754
5.75%, 04/15/2025
(f)
920 917
99 Escrow Issuer Inc
7.50%, 01/15/2026
(f)
460 262
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(f)
115 111
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
215 203
Academy Ltd
6.00%, 11/15/2027
(f)
535 502
Arko Corp
5.13%, 11/15/2029
(f)
215 170
Asbury Automotive Group Inc
4.50%, 03/01/2028 500 433
4.63%, 11/15/2029
(f)
1,190 979
4.75%, 03/01/2030 387 317
5.00%, 02/15/2032
(f)
942 759
At Home Group Inc
7.13%, 07/15/2029
(f)
100 57
Bath & Body Works Inc
5.25%, 02/01/2028 500 442
6.63%, 10/01/2030
(f)
1,215 1,087
6.75%, 07/01/2036 700 578
6.88%, 11/01/2035 1,349 1,133
6.95%, 03/01/2033 590 486
7.50%, 06/15/2029
(g)
483 458
7.60%, 07/15/2037 1,172 927
9.38%, 07/01/2025
(f)
409 424
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(h),( i )
630 417
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(f)
208 172
4.50%, 11/15/2026
(f)
401 366
Bloomin ' Brands Inc / OSI Restaurant Partners
LLC
5.13%, 04/15/2029
(f)
345 293
BlueLinx Holdings Inc
6.00%, 11/15/2029
(f)
205 167
Brinker International Inc
5.00%, 10/01/2024
(f)
235 228
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(f)
300 211
Carvana Co
4.88%, 09/01/2029
(f)
1,107 490
5.50%, 04/15/2027
(f)
770 366
5.63%, 10/01/2025
(f)
415 272
5.88%, 10/01/2028
(f)
500 229
10.25%, 05/01/2030
(f)
3,750 2,250
CEC Entertainment LLC
6.75%, 05/01/2026
(f)
500 468
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
240 239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
eG Global Finance PLC
6.75%, 02/07/2025
(f)
$ 348 $ 313
8.50%, 10/30/2025
(f)
265 245
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(f)
636 577
5.88%, 04/01/2029
(f)
471 395
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
734 638
6.75%, 01/15/2030
(f)
1,365 1,072
FirstCash Inc
4.63%, 09/01/2028
(f)
715 615
5.63%, 01/01/2030
(f)
585 516
Foot Locker Inc
4.00%, 10/01/2029
(f)
905 692
Foundation Building Materials Inc
6.00%, 03/01/2029
(f)
882 609
Gap Inc /The
3.63%, 10/01/2029
(f)
576 404
3.88%, 10/01/2031
(f)
600 414
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(f)
420 295
Group 1 Automotive Inc
4.00%, 08/15/2028
(f)
840 691
IRB Holding Corp
7.00%, 06/15/2025
(f)
11,722 11,716
Ken Garff Automotive LLC
4.88%, 09/15/2028
(f)
330 274
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(f)
824 787
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
6,363 4,451
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(f)
425 358
Lithia Motors Inc
3.88%, 06/01/2029
(f)
1,060 854
4.38%, 01/15/2031
(f)
884 718
4.63%, 12/15/2027
(f)
586 521
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
14,125 12,746
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 155
4.50%, 12/15/2034 592 405
5.13%, 01/15/2042 379 241
5.88%, 04/01/2029
(f)
1,760 1,520
5.88%, 03/15/2030
(f)
1,285 1,079
6.38%, 03/15/2037 670 510
Marks & Spencer PLC
7.13%, 12/01/2037
(f)
200 172
Michaels Cos Inc /The
5.25%, 05/01/2028
(f)
835 593
7.88%, 05/01/2029
(f)
1,436 801
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
540 450
4.75%, 09/15/2029 832 749
5.63%, 05/01/2027 432 415
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(f)
1,500 1,425
Nordstrom Inc
4.00%, 03/15/2027 920 780
4.25%, 08/01/2031 960 697
4.38%, 04/01/2030 1,862 1,429
5.00%, 01/15/2044 2,535 1,604
6.95%, 03/15/2028 675 627

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Papa John's International Inc
3.88%, 09/15/2029
(f),(g)
$ 1,230 $ 999
Park River Holdings Inc
5.63%, 02/01/2029
(f)
1,026 651
6.75%, 08/01/2029
(f)
4,175 2,746
Party City Holdings Inc
8.75%, 02/15/2026
(f)
1,034 654
Patrick Industries Inc
4.75%, 05/01/2029
(f)
840 634
7.50%, 10/15/2027
(f)
435 399
Penske Automotive Group Inc
3.75%, 06/15/2029 500 410
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
1,505 1,374
7.75%, 02/15/2029
(f)
1,637 1,537
QVC Inc
4.38%, 09/01/2028 1,021 740
4.45%, 02/15/2025 920 805
4.75%, 02/15/2027 595 471
4.85%, 04/01/2024 910 872
5.45%, 08/15/2034 450 284
5.95%, 03/15/2043 310 189
Rite Aid Corp
7.50%, 07/01/2025
(f)
424 298
7.70%, 02/15/2027 22 12
8.00%, 11/15/2026
(f)
1,169 757
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(f)
215 188
Sonic Automotive Inc
4.63%, 11/15/2029
(f)
3,075 2,407
4.88%, 11/15/2031
(f)
1,000 754
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
15,947 12,810
SRS Distribution Inc
4.63%, 07/01/2028
(f)
625 549
6.00%, 12/01/2029
(f)
7,805 6,364
6.13%, 07/01/2029
(f)
800 651
Staples Inc
7.50%, 04/15/2026
(f)
2,187 1,900
10.75%, 04/15/2027
(f)
1,615 1,176
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
6,047 5,083
5.88%, 03/01/2027 523 494
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(f)
690 585
Victoria's Secret & Co
4.63%, 07/15/2029
(f)
1,390 1,106
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
8,190 6,941
Yum! Brands Inc
3.63%, 03/15/2031 1,279 1,026
3.88%, 11/01/2023 275 270
4.63%, 01/31/2032 1,790 1,531
4.75%, 01/15/2030
(f)
1,620 1,448
5.35%, 11/01/2043 408 324
5.38%, 04/01/2032 1,370 1,225
6.88%, 11/15/2037 300 294
$ 151,759
Semiconductors - 0.12%
Amkor Technology Inc
6.63%, 09/15/2027
(f)
500 494
ams -OSRAM AG
7.00%, 07/31/2025
(f)
365 326
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Entegris Escrow Corp
5.95%, 06/15/2030
(f)
$ 900 $ 821
Entegris Inc
3.63%, 05/01/2029
(f)
603 492
4.38%, 04/15/2028
(f)
880 774
ON Semiconductor Corp
3.88%, 09/01/2028
(f)
710 626
Synaptics Inc
4.00%, 06/15/2029
(f)
285 235
$ 3,768
Software - 3.52%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,540 3,363
AthenaHealth Group Inc
6.50%, 02/15/2030
(f)
5,180 4,040
Black Knight InfoServ LLC
3.63%, 09/01/2028
(f)
1,315 1,139
Boxer Parent Co Inc
7.13%, 10/02/2025
(f)
1,085 1,066
9.13%, 03/01/2026
(f)
950 907
Camelot Finance SA
4.50%, 11/01/2026
(f)
705 659
Castle US Holding Corp
9.50%, 02/15/2028
(f)
430 195
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(f)
800 765
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
8,725 7,482
4.88%, 07/01/2029
(f)
9,646 8,043
Cloud Software Group Holdings Inc
6.50%, 03/31/2029
(f),(g)
4,655 4,037
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(f)
575 518
6.50%, 10/15/2028
(f)
517 456
CWT Travel Group Inc
8.50%, 11/19/2026
(f)
7,495 6,389
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(f)
395 335
Elastic NV
4.13%, 07/15/2029
(f)
1,465 1,223
Fair Isaac Corp
4.00%, 06/15/2028
(f)
1,807 1,635
5.25%, 05/15/2026
(f)
495 490
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(f)
825 637
MSCI Inc
3.25%, 08/15/2033
(f)
915 707
3.63%, 09/01/2030
(f)
960 802
3.63%, 11/01/2031
(f)
1,000 823
3.88%, 02/15/2031
(f)
1,410 1,188
4.00%, 11/15/2029
(f)
1,545 1,342
Open Text Corp
3.88%, 02/15/2028
(f)
1,795 1,536
Open Text Holdings Inc
4.13%, 02/15/2030
(f)
1,535 1,222
4.13%, 12/01/2031
(f)
845 636
Playtika Holding Corp
4.25%, 03/15/2029
(f)
21,803 18,161
PTC Inc
3.63%, 02/15/2025
(f)
220 210
4.00%, 02/15/2028
(f)
511 463
Rackspace Technology Global Inc
3.50%, 02/15/2028
(f)
715 472
5.38%, 12/01/2028
(f)
1,030 434

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
ROBLOX Corp
3.88%, 05/01/2030
(f)
$ 1,585 $ 1,308
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(f),(h),( i )
1,027 1,636
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
24,590 22,863
Twilio Inc
3.63%, 03/15/2029 696 575
3.88%, 03/15/2031 3,857 3,146
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(f)
1,930 1,625
ZoomInfo Technologies LLC/ ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
6,854 5,727
$ 108,255
Telecommunications - 4.54%
Altice France Holding SA
6.00%, 02/15/2028
(f)
1,450 938
10.50%, 05/15/2027
(f)
2,050 1,597
Altice France SA/France
5.13%, 01/15/2029
(f)
523 394
5.13%, 07/15/2029
(f)
2,740 2,064
5.50%, 01/15/2028
(f)
1,500 1,185
5.50%, 10/15/2029
(f)
2,160 1,647
8.13%, 02/01/2027
(f)
2,085 1,908
Avaya Inc
6.13%, 09/15/2028
(f)
1,275 536
British Telecommunications PLC
4.25%, 11/23/2081
(f),(j)
900 750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(f),(j)
1,020 807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
CommScope Inc
4.75%, 09/01/2029
(f)
8,789 7,434
6.00%, 03/01/2026
(f)
1,220 1,177
7.13%, 07/01/2028
(f),(g)
1,675 1,419
8.25%, 03/01/2027
(f)
2,540 2,255
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
1,060 858
6.00%, 06/15/2025
(f)
10,140 9,455
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
2,390 2,247
Consolidated Communications Inc
6.50%, 10/01/2028
(f)
600 491
Embarq Corp
8.00%, 06/01/2036 1,828 735
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(f)
1,480 1,295
5.88%, 10/15/2027
(f)
1,650 1,518
5.88%, 11/01/2029 500 390
6.00%, 01/15/2030
(f)
1,020 798
6.75%, 05/01/2029
(f)
1,365 1,124
8.75%, 05/15/2030
(f)
800 817
Frontier Florida LLC
6.86%, 02/01/2028 740 689
Frontier North Inc
6.73%, 02/15/2028 100 91
GoTo Group Inc
5.50%, 09/01/2027
(f)
910 528
GTT Communications Inc
0.00%, 12/31/2024
(d),(f)
15,960 1,037
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,140 1,088
6.63%, 08/01/2026 1,295 1,220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/2026
(f)
$ 1,660 $ 1,537
7.00%, 10/15/2028
(f)
5,035 4,557
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(f)
2,891 2,653
Intrado Corp
8.50%, 10/15/2025
(f)
1,446 1,264
Level 3 Financing Inc
3.40%, 03/01/2027
(f)
995 857
3.63%, 01/15/2029
(f)
1,770 1,350
3.75%, 07/15/2029
(f)
1,280 972
3.88%, 11/15/2029
(f)
995 818
4.25%, 07/01/2028
(f)
5,359 4,421
4.63%, 09/15/2027
(f)
1,722 1,494
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(f),(h),( i )
3,335 1,388
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
1,511 1,285
4.50%, 01/15/2029
(f)
1,625 1,146
7.60%, 09/15/2039 667 447
7.65%, 03/15/2042 580 384
Maxar Technologies Inc
7.75%, 06/15/2027
(f)
500 490
Nokia Oyj
4.38%, 06/12/2027 410 377
6.63%, 05/15/2039 573 523
Sprint Capital Corp
6.88%, 11/15/2028 2,166 2,235
8.75%, 03/15/2032 2,723 3,196
Sprint Corp
7.13%, 06/15/2024 2,133 2,156
7.63%, 02/15/2025 2,209 2,270
7.63%, 03/01/2026 2,236 2,334
Switch Ltd
4.13%, 06/15/2029
(f)
500 500
Telecom Italia Capital SA
6.00%, 09/30/2034 799 583
6.38%, 11/15/2033 1,129 868
7.20%, 07/18/2036 972 757
7.72%, 06/04/2038 800 636
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(f)
1,380 1,298
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(f)
144 63
5.63%, 12/06/2026
(f)
789 372
6.50%, 10/15/2027
(f)
733 256
United States Cellular Corp
6.70%, 12/15/2033 500 476
Viasat Inc
5.63%, 09/15/2025
(f)
13,680 12,617
5.63%, 04/15/2027
(f)
3,062 2,831
6.50%, 07/15/2028
(f)
7,466 6,238
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
915 764
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
2,815 2,238
4.75%, 07/15/2031
(f)
11,580 9,358
Vodafone Group PLC
3.25%, 06/04/2081
(j)
622 499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(j)
1,432 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(j)
1,000 691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC   (continued)
7.00%, 04/04/2079
(j)
$ 2,535 $ 2,408
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f),(g)
1,935 1,674
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
4,225 3,264
6.13%, 03/01/2028
(f)
5,785 3,847
$ 139,900
Toys, Games & Hobbies - 0.08%
Mattel Inc
3.38%, 04/01/2026
(f)
900 821
3.75%, 04/01/2029
(f)
600 518
5.45%, 11/01/2041 295 229
5.88%, 12/15/2027
(f)
660 641
6.20%, 10/01/2040 195 166
$ 2,375
Transportation - 0.09%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(f)
645 575
Seaspan Corp
5.50%, 08/01/2029
(f)
283 218
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
715 673
Western Global Airlines LLC
10.38%, 08/15/2025
(f),(g)
345 290
XPO CNW Inc
6.70%, 05/01/2034 838 750
XPO Logistics Inc
6.25%, 05/01/2025
(f)
412 416
$ 2,922
Trucking & Leasing - 0.09%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(f),(j)
400 365
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(f)
970 811
6.50%, 10/01/2025
(f)
886 850
9.75%, 08/01/2027
(f)
825 840
$ 2,866
TOTAL BONDS $ 2,691,136
SENIOR FLOATING RATE INTERESTS
- 8.71%
Principal
Amount (000's) Value (000's)
Advertising - 0.06%
ABG Intermediate Holdings 2 LLC
9.13%, 12/20/2029
(m)
$ 1,910 $ 1,757
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Automobile Parts & Equipment - 0.42%
First Brands Group LLC
8.37%, 03/24/2027
(m)
8,275 7,815
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
11.87%, 03/24/2028
(m)
5,625 4,997
1 Month USD LIBOR + 8.50%
$ 12,812
Building Materials - 0.33%
CP Iris Holdco I Inc
10.12%, 09/15/2029
(m)
5,920 5,269
1 Month USD LIBOR + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Generation Brands
9.63%, 06/29/2029
(m)
$ 2,670 $ 2,287
3 Month USD LIBOR + 6.75%
9.63%, 06/29/2029
(m)
2,900 2,484
3 Month USD LIBOR + 6.75%
$ 10,040
Chemicals - 0.45%
Aruba Investments Holdings LLC
11.33%, 10/27/2028
(m)
7,275 6,547
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
11.42%, 01/12/2029
(m)
9,545 7,398
1 Month USD LIBOR + 7.75%
$ 13,945
Commercial Services - 0.83%
KUEHG Corp
6.87%, 02/21/2025
(m)
2,274 2,174
3 Month USD LIBOR + 3.75%
11.37%, 08/22/2025
(m)
12,738 12,265
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
6.07%, 03/13/2025
(m)
1,312 1,252
3 Month USD LIBOR + 3.25%
10.46%, 03/13/2026
(m)
6,500 5,882
3 Month USD LIBOR + 7.50%
RLG Holdings LLC
10.62%, 07/02/2029
(m)
4,310 4,030
1 Month USD LIBOR + 7.50%
$ 25,603
Distribution & Wholesale - 0.18%
Infinite Bidco LLC
10.67%, 02/24/2029
(m)
5,910 5,437
1 Month USD LIBOR + 7.00%
Engineering & Construction - 0.45%
Brand Industrial Services Inc
7.03%, 06/21/2024
(m)
11,154 9,628
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
8.87%, 09/23/2029
(m)
4,492 4,280
3 Month USD LIBOR + 5.75%
$ 13,908
Entertainment - 0.16%
NAI Entertainment Holdings LLC
5.62%, 05/08/2025
(m)
5,231 4,970
3 Month USD LIBOR + 2.50%
Healthcare - Services - 0.92%
Aveanna Healthcare LLC
10.57%, 12/09/2029
(m)
9,190 6,341
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
7.62%, 11/15/2028
(m)
2,220 2,065
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
10.42%, 10/14/2029
(m)
5,540 4,949
1 Month USD LIBOR + 6.75%
10.42%, 10/14/2029
(m)
1,975 1,764
1 Month USD LIBOR + 6.75%
LifePoint Health Inc
0.00%, 11/14/2025
(m),(n)
2,075 1,829
1 Month USD LIBOR + 3.75%
Medical Solutions Holdings Inc
9.88%, 10/05/2029
(m)
5,510 5,234
1 Month USD LIBOR + 7.00%
National Mentor Holdings Inc
10.93%, 03/02/2029
(m)
3,475 2,346
1 Month USD LIBOR + 7.25%

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Sound Inpatient Physicians Holdings LLC
9.87%, 06/26/2026
(m)
$ 4,875 $ 3,788
3 Month USD LIBOR + 6.75%
$ 28,316
Home Builders - 0.18%
Tecta America Corp
11.62%, 04/06/2029
(m)
5,875 5,581
3 Month USD LIBOR + 8.50%
Insurance - 0.92%
Asurion LLC
8.37%, 01/31/2028
(m)
16,550 11,596
1 Month USD LIBOR + 5.25%
8.44%, 01/20/2029
(m)
12,131 8,401
1 Month USD LIBOR + 5.25%
8.44%, 01/20/2029
(m)
12,025 8,327
1 Month USD LIBOR + 5.25%
$ 28,324
Internet - 0.86%
CNT Holdings I Corp
10.49%, 11/06/2028
(m)
7,559 7,143
1 Month USD LIBOR + 6.75%
MH Sub I LLC
9.28%, 02/12/2029
(m)
10,480 9,576
1 Month USD LIBOR + 6.25%
Ten-X LLC
7.12%, 09/27/2024
(m)
10,895 9,914
3 Month USD LIBOR + 4.00%
$ 26,633
Investment Companies - 0.59%
Nexus Buyer LLC
9.37%, 11/01/2029
(m)
16,395 15,268
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
10.58%, 03/06/2026
(m)
3,226 2,968
3 Month USD LIBOR + 7.50%
$ 18,236
Machinery - Diversified - 0.58%
Engineered Machinery Holdings Inc
9.67%, 05/21/2029
(m)
17,631 16,309
3 Month USD LIBOR + 6.00%
10.17%, 05/04/2029
(m)
1,610 1,497
1 Month USD LIBOR + 6.50%
$ 17,806
Mining - 0.18%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),( i ),(m)
5,483 5,483
1 Month USD LIBOR + 5.00%
Semiconductors - 0.08%
Altar Bidco Inc
7.35%, 02/01/2030
(m)
3,040 2,580
CME Term Secured Overnight Financing
Rate 1 Month + 5.60%
Software - 1.19%
Applied Systems Inc
9.17%, 09/19/2025
(m)
14,341 14,042
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
8.87%, 11/16/2029
(m)
1,050 889
1 Month USD LIBOR + 5.75%
Cloudera Inc
9.12%, 10/08/2029
(m)
1,790 1,472
1 Month USD LIBOR + 6.00%
Loyalty Ventures Inc
7.62%, 10/08/2027
(m)
3,564 1,105
1 Month USD LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Mitchell International Inc
9.57%, 10/15/2029
(m)
$ 5,150 $ 4,102
1 Month USD LIBOR + 6.50%
Skopima Consilio Parent LLC
10.62%, 04/30/2029
(m)
4,920 4,576
3 Month USD LIBOR + 7.50%
UKG Inc
9.00%, 05/03/2027
(m)
11,550 10,597
3 Month USD LIBOR + 5.25%
$ 36,783
Telecommunications - 0.17%
Xplornet Communications Inc
10.12%, 09/30/2029
(m)
6,100 5,124
1 Month USD LIBOR + 7.00%
Transportation - 0.16%
ASP LS Acquisition Corp
10.38%, 04/30/2029
(m)
7,320 4,978
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 268,316
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.63%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0.63%
2.58%, 11/17/2022
(o)
$ 12,375 $ 12,359
3.18%, 12/22/2022
(o)
2,175 2,164
4.01%, 01/26/2023
(o)
4,875 4,829
$ 19,352
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 19,352
Total Investments $ 3,070,717
Other Assets and Liabilities -  0.29% 8,862
TOTAL NET ASSETS - 100.00% $ 3,079,579
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,967 or 1.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,134,864 or 69.32% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,381 or 1.08% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
( i ) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
High Income Fund
October 31, 2022
See accompanying notes.

(n) This Senior Floating Rate Note will settle after October 31, 2022, at which time the interest rate will be determined.
(o) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21.03%
Communications 14.85%
Consumer, Non-cyclical 14.03%
Financial 11.88%
Industrial 11.46%
Energy 11.32%
Technology 5.84%
Basic Materials 5.07%
Money Market Funds 2.40%
Utilities 1.14%
Government 0.63%
Diversified 0.06%
Other Assets and Liabilities
0.29%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 125,785 $ 1,851,723 $ 1,911,302 $ 66,206
$ 125,785 $ 1,851,723 $ 1,911,302 $ 66,206
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 510 $ — $ — $ —
$ 510 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,690 $ 56 0.00%
Real Alloy Holding Inc 13.67%, 05/31/2025 05/31/2018-06/30/2020 4,258 4,258 0.14%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 8,680 8,680 0.28%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,047 0.13%
Total $ 17,041 0.55%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.39 N/A 5.00% Annual 12/20/2027 $ 49,800 $ (1,714) $ 1,340 $ (374)
Total $ (1,714) $ 1,340 $ (374)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $49,800.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .03 % Shares Held Value (000's)
Money Market Funds - 2 .03%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
5,545,417 $ 5,545
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b),(c)
38,344,664 38,345
$ 43,890
TOTAL INVESTMENT COMPANIES $ 43,890
COMMON STOCKS - 0 .13 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .07%
EP Energy Corp
(d)
161,700 1,213
Mesquite Energy Inc
(d),(e)
15,341 387
$ 1,600
Retail - 0 .06%
Claire's Holdings LLC
(d)
4,036 1,345
TOTAL COMMON STOCKS $ 2,945
BONDS - 88 .12%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .22%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 7,468
7.50%, 03/15/2025
(f)
6,338 6,229
TransDigm Inc
4.88%, 05/01/2029 2,980 2,534
6.25%, 03/15/2026
(f)
12,880 12,705
6.38%, 06/15/2026 3,495 3,373
7.50%, 03/15/2027 3,875 3,818
Triumph Group Inc
7.75%, 08/15/2025 11,930 9,038
8.88%, 06/01/2024
(f)
2,858 2,889
$ 48,054
Airlines - 0 .89%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,094 1,058
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 3,135 2,451
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,388
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
12,095 11,135
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 3,783 3,321
$ 19,353
Automobile Manufacturers - 2 .16%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 6,274
Ford Motor Co
3.25%, 02/12/2032 15,575 11,694
4.75%, 01/15/2043 3,650 2,542
9.63%, 04/22/2030 1,225 1,367
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 2,994
3.38%, 11/13/2025 4,735 4,296
4.39%, 01/08/2026 9,460 8,729
4.54%, 08/01/2026 9,495 8,738
$ 46,634
Automobile Parts & Equipment - 1 .94%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 2,239 2,126
6.88%, 07/01/2028
(g)
9,835 9,086
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
4.25%, 09/01/2030 $ 4,845 $ 3,881
4.50%, 02/15/2032 1,810 1,384
5.38%, 11/15/2027 8,700 7,873
5.63%, 06/15/2028 3,465 3,136
Tenneco Inc
5.00%, 07/15/2026 890 888
5.13%, 04/15/2029
(f)
6,535 6,460
7.88%, 01/15/2029
(f)
7,260 7,172
$ 42,006
Banks - 1 .47%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 4,480
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),(i),(j)
6,795 6,396
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 03/15/2029
(h),(i),(j)
5,535 4,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Deutsche Bank AG
4.30%, 05/24/2028
(h)
6,145 5,624
USD Swap Semi-Annual 5 Year + 2.25%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 10,387
Secured Overnight Financing Rate + 3.13%
$ 31,846
Building Materials - 1 .69%
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 2,889
5.00%, 03/01/2030
(f)
4,065 3,491
Griffon Corp
5.75%, 03/01/2028 12,075 11,061
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
1,900 1,465
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
20,925 17,577
$ 36,483
Chemicals - 2 .50%
Cheever Escrow Issuer LLC
7.13%, 10/01/2027
(f)
1,945 1,786
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,625 8,082
6.50%, 05/15/2026
(f)
10,660 9,729
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 9,642
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,790 2,148
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 487
6.25%, 10/01/2029
(f)
16,130 11,169
Tronox Inc
4.63%, 03/15/2029
(f)
8,985 6,939
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
6,270 4,131
$ 54,113
Commercial Services - 3 .86%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,029
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
12,094 8,460
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 1,964
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 7,531
Garda World Security Corp
6.00%, 06/01/2029
(f)
4,275 3,332
9.50%, 11/01/2027
(f)
6,486 5,854

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
$ 3,240 $ 2,804
6.25%, 01/15/2028
(f)
10,260 9,429
United Rentals North America Inc
3.88%, 02/15/2031 5,775 4,787
4.88%, 01/15/2028 2,815 2,618
5.25%, 01/15/2030 1,775 1,646
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
13,945 13,003
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 1,969
6.13%, 06/15/2025
(f)
3,890 3,882
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
13,786 11,279
$ 83,587
Computers - 1 .30%
NCR Corp
5.13%, 04/15/2029
(f)
21,160 17,759
Seagate HDD Cayman
3.38%, 07/15/2031 4,680 3,340
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 7,071
$ 28,170
Consumer Products - 0 .52%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 10,611
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
595 539
$ 11,150
Distribution & Wholesale - 0 .27%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,750
Diversified Financial Services - 2 .92%
AerCap Holdings NV
5.88%, 10/10/2079
(g),(h)
11,870 10,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 6,607
6.63%, 03/15/2026 4,620 4,370
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
9,463 7,598
LPL Holdings Inc
4.00%, 03/15/2029
(f)
12,725 11,106
OneMain Finance Corp
4.00%, 09/15/2030 6,460 4,877
6.63%, 01/15/2028 7,265 6,600
6.88%, 03/15/2025 11,790 11,436
$ 63,274
Electric - 2 .58%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
12,500 10,437
Elwood Energy LLC
8.16%, 07/05/2026 2,450 2,401
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
5,755 5,580
NRG Energy Inc
3.88%, 02/15/2032
(f)
20,900 16,479
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,210 5,585
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
6,420 5,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
$ 11,405 $ 9,754
$ 55,915
Electrical Components & Equipment - 0 .29%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
6,165 6,254
Electronics - 1 .67%
Imola Merger Corp
4.75%, 05/15/2029
(f)
13,468 11,612
Sensata Technologies BV
4.00%, 04/15/2029
(f)
13,550 11,411
5.00%, 10/01/2025
(f)
6,405 6,206
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 4,878
4.38%, 02/15/2030
(f)
2,440 2,099
$ 36,206
Engineering & Construction - 1 .00%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 10,162
MasTec Inc
4.50%, 08/15/2028
(f)
13,010 11,547
$ 21,709
Entertainment - 4 .87%
Boyne USA Inc
4.75%, 05/15/2029
(f)
13,360 11,690
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
5,825 5,684
8.13%, 07/01/2027
(f)
11,270 10,960
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 9,883
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
13,325 12,026
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
13,915 10,564
International Game Technology PLC
5.25%, 01/15/2029
(f)
10,410 9,659
6.25%, 01/15/2027
(f)
2,030 2,011
6.50%, 02/15/2025
(f)
2,478 2,480
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 9,070
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
11,975 12,828
Scientific Games International Inc
8.63%, 07/01/2025
(f)
8,360 8,589
$ 105,444
Environmental Control - 0 .42%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 8,982
Food - 3 .09%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
13,875 12,858
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
6,445 5,598
7.50%, 04/15/2025
(f)
5,786 5,467
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(f)
13,470 10,440
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
6,385 4,889
4.25%, 04/15/2031
(f)
13,680 11,393
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 120
4.63%, 04/15/2030
(f)
19,034 16,061
$ 66,826

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0 .42%
Mercer International Inc
5.13%, 02/01/2029 $ 5,855 $ 4,808
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 4,324
$ 9,132
Healthcare - Services - 4 .33%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
10,515 9,489
Centene Corp
2.50%, 03/01/2031 16,540 12,695
3.00%, 10/15/2030 1,820 1,465
3.38%, 02/15/2030 16,070 13,351
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
21,686 16,098
HCA Inc
3.50%, 09/01/2030 13,100 10,852
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,460
4.38%, 06/15/2028
(f)
7,065 6,336
Tenet Healthcare Corp
6.13%, 10/01/2028
(f)
16,255 14,069
6.13%, 06/15/2030
(f)
6,620 6,111
6.25%, 02/01/2027
(f)
705 673
$ 93,599
Home Builders - 1 .10%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 6,749
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 3,737
5.00%, 03/01/2028
(f)
8,370 6,908
M/I Homes Inc
3.95%, 02/15/2030 8,655 6,427
$ 23,821
Insurance - 1 .59%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,820 3,119
Voya Financial Inc
5.65%, 05/15/2053
(h)
32,457 31,321
3 Month USD LIBOR + 3.58%
$ 34,440
Investment Companies - 0 .52%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 11,346
Iron & Steel - 0 .68%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
9,175 7,900
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 6,835
$ 14,735
Leisure Products & Services - 1 .95%
Carnival Corp
4.00%, 08/01/2028
(f)
2,015 1,623
6.00%, 05/01/2029
(f)
6,395 4,241
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
8,022 8,123
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 10,830
NCL Corp Ltd
5.88%, 02/15/2027
(f)
5,450 4,864
NCL Finance Ltd
6.13%, 03/15/2028
(f)
5,300 4,121
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
6,445 5,010
8.25%, 01/15/2029
(f)
3,425 3,414
$ 42,226
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .44%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
$ 9,796 $ 9,426
Media - 7 .14%
AMC Networks Inc
4.75%, 08/01/2025 11,810 10,793
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,020
4.75%, 03/01/2030
(f)
20,950 17,606
4.75%, 02/01/2032
(f)
2,400 1,920
5.38%, 06/01/2029
(f)
9,270 8,282
CSC Holdings LLC
4.50%, 11/15/2031
(f)
3,000 2,333
5.50%, 04/15/2027
(f)
1,560 1,462
6.50%, 02/01/2029
(f)
13,415 12,644
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,882
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,602
5.25%, 12/01/2026
(f)
5,570 4,839
5.88%, 11/15/2024 7,250 6,683
7.38%, 07/01/2028 6,100 4,618
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
7,890 6,332
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,188
6.75%, 10/15/2027
(f)
8,622 8,040
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 10,636
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
18,145 15,599
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 13,262
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 8,363
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,453
$ 154,557
Mining - 3 .31%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 10
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,574 9,000
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
6,895 6,411
7.50%, 04/01/2025
(f)
5,070 4,918
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 3,746
6.13%, 04/01/2029
(f)
9,010 7,456
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,718 3,161
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 10,822
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 11,588
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
17,405 14,482
$ 71,594
Oil & Gas - 6 .56%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
16,713 16,971
Antero Resources Corp
7.63%, 02/01/2029
(f)
5,782 5,898
8.38%, 07/15/2026
(f)
2,641 2,796

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Apache Corp
4.75%, 04/15/2043 $ 3,345 $ 2,509
5.10%, 09/01/2040 3,595 2,911
5.25%, 02/01/2042 6,670 5,353
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
11,135 10,968
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,300 3,880
6.75%, 03/01/2029
(f)
6,780 6,492
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
1,760 1,599
5.63%, 10/15/2025
(f)
9,575 9,261
ESC GCB Unit - Escrow
0.00%, 05/15/2021
(d),(e)
8,600 —
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,135 7,444
6.00%, 02/01/2031
(f)
4,105 3,725
MEG Energy Corp
7.13%, 02/01/2027
(f)
10,885 11,076
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 21
Nabors Industries Inc
7.38%, 05/15/2027
(f)
5,390 5,296
Occidental Petroleum Corp
5.55%, 03/15/2026
(g)
14,105 14,317
6.13%, 01/01/2031 7,015 7,033
6.63%, 09/01/2030 7,720 8,029
Southwestern Energy Co
5.38%, 03/15/2030 3,595 3,325
7.75%, 10/01/2027 12,735 13,100
$ 142,004
Oil & Gas Services - 0 .96%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
17,831 16,581
Enerflex Ltd
9.00%, 10/15/2027
(f)
4,299 4,182
$ 20,763
Packaging & Containers - 3 .03%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 4,313
5.25%, 08/15/2027
(f)
4,725 3,319
5.25%, 08/15/2027
(f),(g)
3,480 2,445
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
8,755 7,598
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,510 11,554
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,813
8.75%, 04/15/2030
(f)
8,130 7,144
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 3,505 3,355
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 13,241
LABL Inc
5.88%, 11/01/2028
(f)
1,525 1,325
8.25%, 11/01/2029
(f)
3,985 3,174
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
2,875 2,817
7.25%, 04/15/2025
(f)
3,925 3,533
$ 65,631
Pharmaceuticals - 1 .20%
180 Medical Inc
3.88%, 10/15/2029
(f)
9,620 8,129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
BellRing Brands Inc
7.00%, 03/15/2030
(f)
$ 7,655 $ 7,229
Jazz Securities DAC
4.38%, 01/15/2029
(f)
12,040 10,685
$ 26,043
Pipelines - 5 .66%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
5,820 5,310
5.75%, 03/01/2027
(f)
12,230 11,647
Buckeye Partners LP
3.95%, 12/01/2026 4,505 3,952
4.13%, 12/01/2027 9,680 8,408
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
13,590 11,178
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
11,840 11,136
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 12,302
6.50%, 09/01/2030
(f)
4,465 4,387
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 5,887
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 17,312
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
10,935 10,259
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
6,315 5,716
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 4,000 3,970
Western Midstream Operating LP
4.30%, 02/01/2030 12,577 11,065
$ 122,529
REITs - 2 .62%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
11,225 9,126
3.75%, 09/15/2030
(f)
2,360 1,628
Iron Mountain Inc
4.50%, 02/15/2031
(f)
13,900 11,259
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
20,088 15,989
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 627
5.88%, 10/01/2028
(f)
3,865 3,508
7.50%, 06/01/2025
(f)
4,180 4,191
XHR LP
4.88%, 06/01/2029
(f)
12,038 10,385
$ 56,713
Retail - 6 .08%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
460 435
Academy Ltd
6.00%, 11/15/2027
(f)
9,250 8,683
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 9,875
6.63%, 10/01/2030
(f)
3,730 3,337
9.38%, 07/01/2025
(f)
2,499 2,593
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(k),(l)
2,215 1,467
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 10,995

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 $ 5,268
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 14,459
6.75%, 01/15/2030
(f)
9,755 7,658
Gap Inc/The
3.63%, 10/01/2029
(f)
13,895 9,737
IRB Holding Corp
7.00%, 06/15/2025
(f)
6,015 6,012
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,332
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,835 12,484
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 8,001
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 5,285
7.50%, 10/15/2027
(f)
2,725 2,496
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 10,288
Yum! Brands Inc
3.63%, 03/15/2031 13,890 11,147
$ 131,552
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 1
0.00%, 01/15/2015
(d),(e)
2,000 —
$ 1
Semiconductors - 0 .26%
ams-OSRAM AG
7.00%, 07/31/2025
(f)
6,300 5,627
Software - 0 .82%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 9,629
3.88%, 12/01/2029
(f)
10,250 8,123
$ 17,752
Telecommunications - 2 .38%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 5,615
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 2,840
8.13%, 02/01/2027
(f)
6,375 5,834
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,778
Level 3 Financing Inc
4.25%, 07/01/2028
(f)
1,895 1,563
Maxar Technologies Inc
7.75%, 06/15/2027
(f),(g)
10,915 10,701
Telecom Italia Capital SA
6.38%, 11/15/2033 2,315 1,779
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
9,455 8,895
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 11,405
$ 51,410
Textiles - 0 .27%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 5,775
Transportation - 1 .14%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f),(g)
$ 6,805 $ 6,275
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
14,452 13,601
XPO Escrow Sub LLC
7.50%, 11/15/2027
(f)
4,630 4,618
$ 24,589
TOTAL BONDS $ 1,907,021
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 6 .64%
Principal
Amount (000's) Value (000's)
Airlines - 1 .63%
AAdvantage Loyalty IP Ltd
8.99%, 04/20/2028
(m)
$ 18,218 $ 18,017
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
8.78%, 06/21/2027
(m)
8,550 8,717
1 Month USD LIBOR + 5.25%
United Airlines Inc
8.11%, 04/14/2028
(m)
8,849 8,620
1 Month USD LIBOR + 3.75%
$ 35,354
Chemicals - 0 .67%
Aruba Investments Holdings LLC
11.33%, 10/27/2028
(m)
16,000 14,400
1 Month USD LIBOR + 7.75%
Consumer Products - 0 .13%
Kronos Acquisition Holdings Inc
6.82%, 12/22/2026
(m)
2,925 2,759
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .24%
Russell Investments US Institutional Holdco Inc
6.12%, 05/30/2025
(m)
5,693 5,243
1 Month USD LIBOR + 3.50%
Electronics - 0 .17%
Ingram Micro Inc
7.17%, 06/30/2028
(m)
3,820 3,686
1 Month USD LIBOR + 3.50%
Forest Products & Paper - 0 .39%
Spectrum Group Buyer Inc
9.44%, 05/11/2028
(m)
8,975 8,529
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Insurance - 0 .79%
Acrisure LLC
7.25%, 02/15/2027
(m)
6,154 5,700
1 Month USD LIBOR + 3.50%
Asurion LLC
9.00%, 01/31/2028
(m)
16,161 11,323
1 Month USD LIBOR + 5.25%
$ 17,023
Iron & Steel - 0 .28%
TMS International Corp/DE
5.87%, 08/14/2024
(m)
6,374 6,055
1 Month USD LIBOR + 2.75%

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .17%
Fertitta Entertainment LLC/NV
7.73%, 01/13/2029
(m)
$ 3,965 $ 3,712
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .62%
Directv Financing LLC
8.75%, 08/02/2027
(m)
14,207 13,507
1 Month USD LIBOR + 5.00%
Oil & Gas - 0 .10%
Ascent Resources Utica Holdings LLC
12.94%, 11/01/2025
(m)
2,004 2,100
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .45%
Mauser Packaging Solutions Holding Co
6.38%, 04/03/2024
(m)
1,484 1,410
3 Month USD LIBOR + 8.50%
Valcour Packaging LLC
7.98%, 09/30/2028
(m)
2,895 2,591
1 Month USD LIBOR + 3.75%
11.23%, 09/30/2029
(m)
7,063 5,721
1 Month USD LIBOR + 7.00%
$ 9,722
Pharmaceuticals - 0 .67%
Bausch Health Cos Inc
8.62%, 01/27/2027
(m)
19,454 14,506
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Retail - 0 .33%
IRB Holding Corp
6.21%, 12/15/2027
(m)
7,350 7,150
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 143,746
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .07%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2 .07%
2.75%, 08/15/2032 $ 50,000 $ 44,742
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 44,742
Total Investments $ 2,142,344
Other Assets and Liabilities -  1.01% 21,773
TOTAL NET ASSETS - 100.00% $ 2,164,117
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,255 or 1.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,488,931 or 68.80% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,359 or 1.13% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,355 or 0.52% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21 .72%
Consumer, Non-cyclical 13 .80%
Energy 13 .35%
Industrial 12 .52%
Financial 10 .15%
Communications 10 .14%
Basic Materials 8 .25%
Utilities 2 .58%
Technology 2 .38%
Government 2 .07%
Money Market Funds 2 .03%
Other Assets and Liabilities
1 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 108,920 $ 1,275,273 $ 1,345,848 $ 38,345
$ 108,920 $ 1,275,273 $ 1,345,848 $ 38,345
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 440 $ — $ — $ —
$ 440 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
High Yield Fund
October 31, 2022
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 11/16/2022 $ 5,230 CAD 7,256 $ — $ (97)
Total $ — $ (97)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1 .53 % Shares Held Value (000's)
Money Market Funds - 1 .53%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
2,804 $ 3
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
25,292,640 25,293
$ 25,296
TOTAL INVESTMENT COMPANIES $ 25,296
BONDS - 1 .51%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.39%, 03/10/2039
(d),(e),(f)
$ 82 $ —
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
75 1
$ 1
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
5.09%, 02/25/2035 23 17
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0 .71%
Alternative Loan Trust 2006-OA6
4.11%, 07/25/2046 3 3
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
3.21%, 06/25/2035
(e)
9 9
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(e),(f)
1,568 1,487
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(e),(f)
2,768 2,618
Fannie Mae REMIC Trust 2004-W5
4.04%, 02/25/2047 12 12
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
3.79%, 05/25/2035 1 1
1.00 x 1 Month USD LIBOR + 0.20%
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(e),(f)
1,372 1,294
Impac CMB Trust Series 2004-5
5.91%, 10/25/2034 4 3
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
4.57%, 10/25/2034 3 2
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
4.21%, 04/25/2035 32 29
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
4.35%, 08/25/2035 6 6
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.01%, 04/25/2037 1,334 552
1.00 x 1 Month USD LIBOR + 0.42%
MFA 2022-INV2 Trust
4.95%, 07/25/2057
(e),(f)
1,650 1,548
SG Residential Mortgage Trust 2022-2
5.35%, 09/25/2067
(e),(f)
707 674
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(e),(f)
2,045 1,922
Visio 2022-1 Trust
5.76%, 08/25/2057
(e),(f)
1,666 1,586
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
4.33%, 01/25/2045 13 13
1.00 x 1 Month USD LIBOR + 0.74%
$ 11,759
Other Asset Backed Securities - 0 .58%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(f)
2,091 1,782
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Argent Securities Trust 2006-W3
3.83%, 04/25/2036 $ 24 $ 8
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
4.71%, 12/25/2032 8 8
1.00 x 1 Month USD LIBOR + 1.13%
Long Beach Mortgage Loan Trust 2004-2
4.38%, 06/25/2034 20 19
1.00 x 1 Month USD LIBOR + 0.80%
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(f)
2,035 1,718
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(f)
1,275 1,127
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(f)
1,990 1,849
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(f)
3,320 3,033
$ 9,544
Sovereign - 0 .22%
Colombia Government International Bond
3.00%, 01/30/2030 1,605 1,132
Dominican Republic International Bond
6.00%, 02/22/2033
(f)
1,105 925
European Union
0.70%, 07/06/2051 EUR 1,535 817
Panama Government International Bond
2.25%, 09/29/2032 $ 945 655
$ 3,529
TOTAL BONDS $ 24,850
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 98 .29%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 1 .32%
3.50%, 11/01/2052
(g)
$ 6,145 $ 5,400
4.50%, 11/01/2052
(g)
1,201 1,126
4.50%, 12/01/2052
(g)
7,500 7,028
5.00%, 12/01/2052
(g)
8,585 8,269
$ 21,823
U.S. Treasury Inflation-Indexed Obligations - 96 .97%
0.13%, 07/15/2024 60,028 58,526
0.13%, 10/15/2024 43,612 42,332
0.13%, 04/15/2025 41,427 39,728
0.13%, 10/15/2025 49,505 47,340
0.13%, 04/15/2026 40,058 37,788
0.13%, 07/15/2026 50,370 47,609
0.13%, 10/15/2026 58,615 55,159
0.13%, 04/15/2027 56,880 53,043
0.13%, 01/15/2030 49,102 43,943
0.13%, 07/15/2030
(h)
58,659 52,340
0.13%, 01/15/2031
(h)
60,386 53,469
0.13%, 07/15/2031
(h)
60,539 53,346
0.13%, 01/15/2032
(h)
66,638 58,186
0.13%, 02/15/2051 12,769 8,163
0.13%, 02/15/2052 11,515 7,377
0.25%, 01/15/2025 54,765 52,911
0.25%, 07/15/2029 46,609 42,519
0.25%, 02/15/2050 22,210 14,758
0.38%, 07/15/2025 34,916 33,741
0.38%, 01/15/2027 50,161 47,404
0.38%, 07/15/2027 48,890 46,158
0.50%, 04/15/2024 36,715 35,946
0.50%, 01/15/2028
(h)
49,263 46,343
0.63%, 01/15/2024 58,282 57,326
0.63%, 01/15/2026 49,073 47,320
0.63%, 07/15/2032 44,948 41,162
0.63%, 02/15/2043 22,930 18,072
0.75%, 07/15/2028 46,055 43,823

Schedule of Investments
Inflation Protection Fund
October 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.75%, 02/15/2042 $ 28,248 $ 23,192
0.75%, 02/15/2045
(i)
33,618 26,703
0.88%, 01/15/2029 36,047 34,320
0.88%, 02/15/2047 21,342 17,131
1.00%, 02/15/2046 17,675 14,733
1.00%, 02/15/2048 14,352 11,790
1.00%, 02/15/2049 14,765 12,151
1.38%, 02/15/2044
(i)
29,683 27,027
1.63%, 10/15/2027 22,956 22,986
1.75%, 01/15/2028 22,196 22,245
2.00%, 01/15/2026 23,950 24,085
2.13%, 02/15/2040 10,998 11,497
2.13%, 02/15/2041 17,715 18,480
2.38%, 01/15/2025 37,681 38,098
2.38%, 01/15/2027 22,815 23,383
2.50%, 01/15/2029 20,269 21,196
3.38%, 04/15/2032 9,820 11,248
3.63%, 04/15/2028 22,349 24,478
3.88%, 04/15/2029 26,074 29,377
$ 1,599,952
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,621,775
TOTAL PURCHASED OPTIONS - 0.00% $ 89
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.18% $ 2,931
Total Investments $ 1,674,941
Other Assets and Liabilities -  (1.51)% (24,880)
TOTAL NET ASSETS - 100.00% $ 1,650,061
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,563 or 1.31% of net assets.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,289 or 0.26% of net assets.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,419 or 0.09% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 97 .19%
Mortgage Securities 2 .03%
Money Market Funds 1 .53%
Asset Backed Securities 0 .58%
Purchased Interest Rate Swaptions 0 .18%
Purchased Options 0 .00%
Other Assets and Liabilities
( 1 .51 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 4,855 $ 1,026,067 $ 1,005,629 $ 25,293
$ 4,855 $ 1,026,067 $ 1,005,629 $ 25,293
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 146 $ — $ — $ —
$ 146 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus USD Citigroup Inc 1 EUR 15,621 EUR 1 .01 11/25/2022 $ 115 $ 88 $ (27)
Put - EUR versus NOK Morgan Stanley & Co 1 8,715 EUR 9 .65 11/17/2022 79 1 (78)
Total $ 194 $ 89 $ (105)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus USD Citigroup Inc 1 EUR 15,621 EUR 1 .03 11/25/2022 $ (34) $ (19) $ 15
Put - EUR versus NOK Morgan Stanley & Co 1 8,715 EUR 9 .35 11/17/2022 (21) — 21
Total $ (55) $ (19) $ 36
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
October 31, 2022
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 11,845 3.53% 10/13/2023 $ 500 $ 380 $ (120)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 20,957 2.87% 08/31/2023 777 262 (515)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 11,845 3.53% 10/13/2023 500 567 67
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 20,957 2.87% 08/31/2023 778 1,722 944
Total $ 2,555 $ 2,931 $ 376
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 32,540 3.18% 06/14/2023 $ (1,289) $ (480) $ 809
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 10,993 3.19% 06/16/2023 (421) (166) 255
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 2,687 2.75% 07/20/2023 (97) (24) 73
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 14,018 2.54% 08/08/2023 (498) (100) 398
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 7,718 2.44% 08/11/2023 (271) (48) 223
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 6,396 3.26% 10/04/2023 (259) (146) 113
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 9,451 2.68% 08/22/2023 (341) (87) 254
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 32,540 3.18% 06/14/2023 (1,289) (2,060) (771)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 10,993 3.19% 06/16/2023 (421) (689) (268)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 2,687 2.75% 07/20/2023 (96) (242) (146)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 14,018 2.54% 08/08/2023 (497) (1,459) (962)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 7,718 2.44% 08/11/2023 (271) (859) (588)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 6,396 3.26% 10/04/2023 (259) (386) (127)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 9,451 2.68% 08/22/2023 (341) (894) (553)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro Interbank
Offered Rate
Pay EUR 7,464 3.50% 08/26/2027 (158) (261) (103)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro Interbank
Offered Rate
Pay 7,464 4.10% 10/19/2027 (214) (203) 11
Total $ (6,722) $ (8,104) $ (1,382)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canada 10 Year Bond; December 2022 Short 12 $ 1,084 $ 4
Euro Bond 10 Year Bond; December 2022 Long 72 9,851 (6)
Euro Buxl 30 Year Bond; December 2022 Short 6 855 88
Euro-Oat; December 2022 Short 65 8,536 20
ICE 3 Month Sterling Overnight Index Average; December 2022 Long 33 9,096 (17)
ICE 3 Month Sterling Overnight Index Average; September 2023 Long 8 2,181 1
Japan 10 Year Bond TSE; December 2022 Short 4 4,002 (5)
US 10 Year Note; December 2022 Short 71 7,852 80
US 10 Year Ultra Note; December 2022 Short 45 5,219 (68)
US 2 Year Note; December 2022 Long 154 31,475 (195)
US 5 Year Note; December 2022 Short 203 21,639 (17)
US Long Bond; December 2022 Short 27 3,253 207
US Ultra Bond; December 2022 Long 201 25,659 (721)
Total $ (629)
Amounts in thousands except contracts.

Schedule of Investments
Inflation Protection Fund
October 31, 2022
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/03/2022 EUR 352 $ 346 $ 2 $ —
Barclays Bank PLC 11/03/2022 EUR 378 $ 377 — (3)
Barclays Bank PLC 11/03/2022 $ 714 EUR 730 — (7)
Barclays Bank PLC 12/05/2022 $ 377 EUR 378 3 —
BNP Paribas 12/21/2022 EUR 4,217 $ 4,162 21 —
Citigroup Inc 12/21/2022 EUR 4,217 $ 4,172 12 —
Citigroup Inc 12/21/2022 $ 4,154 EUR 4,217 — (31)
Deutsche Bank AG 12/21/2022 NOK 32,867 EUR 3,248 — (53)
Goldman Sachs & Co 12/21/2022 $ 4,181 EUR 4,217 — (3)
JPMorgan Chase 12/21/2022 EUR 1,624 NOK 17,083 — (36)
Morgan Stanley & Co 12/21/2022 EUR 1,624 NOK 16,990 — (27)
Total $ 38 $ (160)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Annual Annual N/A 06/29/2052 $ 6,845 $ 60 $ — $ 60
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.62% Annual Annual N/A 10/27/2052 6,955 (10) — (10)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.99% Annual Annual N/A 10/21/2024 2,140 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 3.17% Annual Annual N/A 10/21/2023 2,140 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.49% Annual Annual N/A 09/20/2052 635 17 — 17
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Annual Annual N/A 08/17/2052 275 12 — 12
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.19% Annual Annual N/A 08/01/2025 25,065 53 — 53
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.91% Annual Annual N/A 09/22/2024 10,110 6 — 6
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 EUR 400 (24) — (24)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.56% Annual Annual N/A 10/15/2027 3,805 59 — 59
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.42% Annual Annual N/A 10/15/2032 3,805 (68) — (68)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.67% Annual Annual N/A 09/15/2032 1,695 2 2 4
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 3.08% Annual Annual N/A 09/15/2027 1,695 (9) (1) (10)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.53% Annual Annual N/A 10/15/2032 8,519 (66) 1 (65)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.52% Annual Annual N/A 09/15/2052 495 (14) — (14)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.72% Annual Annual N/A 10/15/2027 8,519 64 (1) 63
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 230 2 — 2
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 385 (27) 1 (26)
Secured Overnight Financing Rate Receive 3.08% Annual Annual N/A 09/09/2032 $ 2,966 181 — 181
Secured Overnight Financing Rate Pay 3.83% Annual Annual N/A 10/27/2032 4,647 (1) — (1)
Secured Overnight Financing Rate Pay 2.78% Annual Annual N/A 07/05/2032 4,863 (404) — (404)
Secured Overnight Financing Rate Receive 3.94% Annual Annual N/A 10/25/2032 1,000 (9) — (9)
Secured Overnight Financing Rate Pay 2.83% Annual Annual N/A 07/05/2032 4,863 (385) — (385)
Secured Overnight Financing Rate Pay 2.71% Annual Annual N/A 07/06/2032 3,252 (290) — (290)
Secured Overnight Financing Rate Receive 3.85% Annual Annual N/A 10/21/2032 6,891 (12) — (12)
Secured Overnight Financing Rate Receive 2.75% Annual Annual N/A 08/23/2032 4,059 354 — 354
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 10/17/2032 4,061 70 — 70
Secured Overnight Financing Rate Receive 3.65% Annual Annual N/A 10/14/2032 1,948 29 — 29
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 10/12/2032 4,879 83 1 84

Schedule of Investments
Inflation Protection Fund
October 31, 2022
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Secured Overnight Financing Rate Pay 3.41% Annual Annual N/A 10/05/2032 $ 1,922 $ (65) $ — $ (65)
Secured Overnight Financing Rate Pay 3.48% Annual Annual N/A 10/04/2032 3,392 (96) — (96)
Secured Overnight Financing Rate Pay 2.60% Annual Annual N/A 07/26/2032 1,951 (194) — (194)
Secured Overnight Financing Rate Receive 3.47% Annual Annual N/A 09/30/2032 4,726 138 — 138
Secured Overnight Financing Rate Receive 2.93% Annual Annual N/A 09/01/2032 4,987 365 1 366
Secured Overnight Financing Rate Pay 2.92% Annual Annual N/A 09/02/2032 1,338 (99) — (99)
Secured Overnight Financing Rate Pay 2.62% Annual Annual N/A 07/07/2032 2,211 (214) — (214)
Secured Overnight Financing Rate Receive 2.93% Annual Annual N/A 09/02/2032 5,019 364 — 364
Secured Overnight Financing Rate Receive 2.99% Annual Annual N/A 09/02/2032 5,019 342 — 342
Secured Overnight Financing Rate Receive 3.56% Annual Annual N/A 10/03/2032 7,089 154 — 154
Total $ 370 $ 4 $ 374
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .26 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
704,062 $ 704
TOTAL INVESTMENT COMPANIES $ 704
COMMON STOCKS - 98 .38 % Shares Held Value (000's)
Advertising - 1 .04%
Publicis Groupe SA 51,000 $ 2,856
Agriculture - 2 .84%
British American Tobacco PLC 112,000 4,423
Imperial Brands PLC 139,000 3,386
$ 7,809
Apparel - 2 .91%
LVMH Moet Hennessy Louis Vuitton SE 12,678 8,000
Automobile Manufacturers - 2 .94%
Bayerische Motoren Werke AG 18,500 1,452
Kia Corp 25,000 1,162
Mitsubishi Motors Corp
(c)
430,000 1,448
Toyota Motor Corp 198,843 2,759
Yadea Group Holdings Ltd
(d)
821,000 1,254
$ 8,075
Banks - 18 .89%
Absa Group Ltd 176,000 1,911
Banco Bilbao Vizcaya Argentaria SA 267,000 1,377
Banco do Brasil SA 221,000 1,586
Bank Mandiri Persero Tbk PT 2,619,000 1,769
Bank of Chengdu Co Ltd 633,000 1,176
Bank of China Ltd 8,821,000 2,841
Bank of Jiangsu Co Ltd 1,341,000 1,266
China Construction Bank Corp 2,088,000 1,108
Commonwealth Bank of Australia 44,000 2,950
DBS Group Holdings Ltd 191,900 4,640
Grupo Financiero Banorte SAB de CV 368,000 2,996
ICICI Bank Ltd 152,000 1,671
Mitsubishi UFJ Financial Group Inc 864,000 4,081
National Australia Bank Ltd 70,000 1,454
National Bank of Canada 51,900 3,534
Oversea-Chinese Banking Corp Ltd 348,000 2,987
Royal Bank of Canada 53,800 4,978
Sberbank of Russia PJSC ADR
(c)
194,243 —
State Bank of India 474,000 3,292
Toronto-Dominion Bank/The 40,000 2,560
UBS Group AG 174,000 2,759
Woori Financial Group Inc 121,000 999
$ 51,935
Beverages - 2 .30%
Diageo PLC 70,300 2,893
Pernod Ricard SA 19,500 3,422
$ 6,315
Biotechnology - 1 .78%
Genmab A/S
(c)
12,718 4,899
Chemicals - 2 .07%
Anhui Guangxin Agrochemical Co Ltd 415,800 1,682
Anhui Jinhe Industrial Co Ltd 258,999 1,161
Nutrien Ltd 17,000 1,436
OCI NV 37,000 1,415
$ 5,694
Coal - 2 .48%
Adaro Energy Indonesia Tbk PT 3,201,000 817
China Shenhua Energy Co Ltd 1,312,000 3,446
Shaanxi Coal Industry Co Ltd 947,957 2,563
$ 6,826
Commercial Services - 1 .74%
Ashtead Group PLC 47,137 2,456
Colliers International Group Inc 24,700 2,318
$ 4,774
Computers - 2 .74%
BayCurrent Consulting Inc 73,000 2,048
CGI Inc
(c)
19,200 1,547
Computershare Ltd 130,000 2,104
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Teleperformance 6,822 $ 1,828
$ 7,527
Consumer Products - 0 .74%
Reckitt Benckiser Group PLC 30,692 2,037
Cosmetics & Personal Care - 1 .44%
L'Oreal SA 12,600 3,956
Distribution & Wholesale - 0 .51%
Ferguson PLC 12,800 1,396
Diversified Financial Services - 2 .97%
Deutsche Boerse AG 17,000 2,765
Julius Baer Group Ltd 26,500 1,272
Man Group PLC/Jersey 1,258,000 3,129
OSB Group PLC 208,000 991
$ 8,157
Electric - 1 .50%
Endesa SA 85,000 1,420
Iberdrola SA 158,000 1,607
Verbund AG 14,000 1,097
$ 4,124
Electrical Components & Equipment - 1 .79%
L&F Co Ltd
(c)
8,500 1,340
LG Innotek Co Ltd 6,900 1,431
Schneider Electric SE 17,000 2,150
$ 4,921
Electronics - 1 .64%
Chicony Electronics Co Ltd 328,000 814
Gold Circuit Electronics Ltd
(c)
475,200 1,257
Lotes Co Ltd 63,000 1,512
SIMMTECH Co Ltd 37,000 915
$ 4,498
Energy - Alternate Sources - 0 .49%
Tongwei Co Ltd 227,000 1,350
Engineering & Construction - 0 .89%
Alfen Beheer BV
(c),(d)
23,000 2,440
Entertainment - 0 .48%
JYP Entertainment Corp 34,000 1,322
Food - 4 .01%
BIM Birlesik Magazalar AS 282,321 2,033
Magnit PJSC 24,200 —
Metro Inc/CN 32,500 1,702
Minerva SA/Brazil 543,000 1,444
Nestle SA 53,800 5,857
$ 11,036
Forest Products & Paper - 0 .51%
West Fraser Timber Co Ltd 18,500 1,389
Gas - 0 .82%
ENN Energy Holdings Ltd 107,900 1,073
ENN Natural Gas Co Ltd 556,000 1,178
$ 2,251
Healthcare - Products - 0 .36%
Sartorius Stedim Biotech 3,100 984
Home Builders - 0 .89%
Bellway PLC 36,000 765
Open House Group Co Ltd 47,000 1,672
$ 2,437
Insurance - 8 .28%
BB Seguridade Participacoes SA 496,000 2,848
Dai-ichi Life Holdings Inc 149,500 2,374
iA Financial Corp Inc 27,000 1,503
Legal & General Group PLC 798,230 2,136
Sompo Holdings Inc 41,500 1,730
Steadfast Group Ltd 915,000 2,964
Sun Life Financial Inc 52,500 2,230
Swiss Life Holding AG 5,764 2,791
Tokio Marine Holdings Inc 231,111 4,184
$ 22,760

Schedule of Investments
International Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .90%
Alibaba Group Holding Ltd ADR
(c)
18,000 $ 1,144
Meituan
(c),(d)
55,000 881
Pinduoduo Inc ADR
(c)
22,000 1,206
Tencent Holdings Ltd 76,000 1,997
$ 5,228
Iron & Steel - 0 .62%
Evraz PLC 204,000 152
Mineral Resources Ltd 33,000 1,547
$ 1,699
Leisure Products & Services - 0 .48%
BRP Inc 19,700 1,317
Machinery - Diversified - 0 .91%
Atlas Copco AB - A Shares 234,000 2,498
Mining - 2 .56%
Anglo American PLC 43,357 1,298
BHP Group Ltd 87,000 2,090
Pilbara Minerals Ltd
(c)
616,000 2,002
Rio Tinto Ltd 29,000 1,646
$ 7,036
Oil & Gas - 4 .01%
BP PLC 286,000 1,582
Gazprom PJSC 288,000 —
LUKOIL PJSC ADR 20,000 —
Neste Oyj 31,000 1,359
Novatek PJSC 67,000 —
Parex Resources Inc 77,000 1,174
PTT Exploration & Production PCL 553,000 2,629
Shell PLC 102,000 2,826
Woodside Energy Group Ltd 63,408 1,466
$ 11,036
Pharmaceuticals - 5 .91%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
55,100 943
Chugai Pharmaceutical Co Ltd 83,000 1,923
Ipsen SA 13,500 1,387
Novo Nordisk A/S 43,345 4,713
Ono Pharmaceutical Co Ltd 58,000 1,365
Roche Holding AG 11,100 3,683
Sanofi 26,000 2,238
$ 16,252
Private Equity - 0 .59%
3i Group PLC 122,000 1,625
Real Estate - 0 .31%
Daito Trust Construction Co Ltd 8,500 842
Retail - 1 .87%
Alimentation Couche-Tard Inc 78,000 3,492
Arezzo Industria e Comercio SA 82,000 1,656
$ 5,148
Semiconductors - 5 .11%
Advantest Corp 41,400 2,179
ASML Holding NV 3,800 1,783
Global Unichip Corp 84,000 1,264
Samsung Electronics Co Ltd 34,700 1,444
Taiwan Semiconductor Manufacturing Co Ltd 393,854 4,735
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
271,975 2,648
$ 14,053
Software - 2 .66%
Capcom Co Ltd 90,000 2,504
Descartes Systems Group Inc/The
(c)
21,300 1,470
Square Enix Holdings Co Ltd 31,000 1,383
TIS Inc 73,000 1,968
$ 7,325
Telecommunications - 0 .47%
Accton Technology Corp 173,000 1,301
Toys, Games & Hobbies - 0 .44%
Nintendo Co Ltd 30,000 1,218
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .49%
Kuehne + Nagel International AG 8,600 $ 1,830
TFI International Inc 25,000 2,276
$ 4,106
TOTAL COMMON STOCKS $ 270,452
PREFERRED STOCKS - 1 .18 % Shares Held Value (000's)
Banks - 0 .54%
Itau Unibanco Holding SA 0.18% 251,000 $ 1,474
Oil & Gas - 0 .64%
Petroleo Brasileiro SA 11.76% 304,570 1,757
TOTAL PREFERRED STOCKS $ 3,231
Total Investments $ 274,387
Other Assets and Liabilities -  0.18% 504
TOTAL NET ASSETS - 100.00% $ 274,891
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,575 or 1.66% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 12 .25%
Canada 11 .98%
United Kingdom 11 .32%
China 10 .50%
France 9 .76%
Australia 6 .63%
Switzerland 6 .60%
Taiwan 3 .96%
Brazil 3 .92%
Denmark 3 .49%
Korea, Republic Of 3 .13%
Singapore 2 .78%
Netherlands 2 .06%
India 1 .81%
Spain 1 .60%
Germany 1 .54%
Mexico 1 .09%
Thailand 0 .96%
Indonesia 0 .94%
Sweden 0 .91%
Turkey 0 .74%
South Africa 0 .70%
Finland 0 .49%
Austria 0 .40%
United States 0 .26%
Russian Federation 0 .00%
Other Assets and Liabilities
0 .18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 18,297 $ 256,485 $ 274,078 $ 704
$ 18,297 $ 256,485 $ 274,078 $ 704
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 42 $ — $ — $ —
$ 42 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Russell 1000 Growth ETF 130,200 $ 28,980
Money Market Funds - 2 .00%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
4,583,380 4,583
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b),(c)
186,380,262 186,380
$ 190,963
TOTAL INVESTMENT COMPANIES $ 219,943
CONVERTIBLE PREFERRED STOCKS
- 0 .21 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 4,473
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 3,230
Software - 0 .13%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 7,365
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 5,328
$ 12,693
TOTAL CONVERTIBLE PREFERRED STOCKS $ 20,396
COMMON STOCKS - 97 .67 % Shares Held Value (000's)
Advertising - 0 .17%
Trade Desk Inc/The
(d)
298,603 $ 15,898
Aerospace & Defense - 1 .21%
Boeing Co/The
(d)
12,504 1,782
HEICO Corp 3,086 502
HEICO Corp - Class A 5,421 690
Howmet Aerospace Inc 2,692 96
L3Harris Technologies Inc 416,762 102,719
Lockheed Martin Corp 17,416 8,476
Northrop Grumman Corp 1,256 690
Spirit AeroSystems Holdings Inc 7,257 168
TransDigm Group Inc 1,459 840
$ 115,963
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
809 63
Airlines - 0 .02%
Delta Air Lines Inc
(d)
46,926 1,592
Apparel - 0 .28%
Deckers Outdoor Corp
(d)
1,707 597
NIKE Inc 284,782 26,394
Skechers USA Inc
(d)
1,480 51
Tapestry Inc 2,612 83
$ 27,125
Automobile Manufacturers - 1 .99%
Lucid Group Inc
(d),(g)
36,588 523
Rivian Automotive Inc
(d)
3,597,187 125,794
Tesla Inc
(d)
281,974 64,160
$ 190,477
Automobile Parts & Equipment - 0 .01%
Allison Transmission Holdings Inc 5,604 237
Aptiv PLC
(d)
4,973 453
$ 690
Banks - 0 .01%
First Citizens BancShares Inc/NC 221 182
Signature Bank/New York NY 231 37
SVB Financial Group
(d)
2,746 634
Western Alliance Bancorp 4,741 318
$ 1,171
Beverages - 1 .37%
Boston Beer Co Inc/The
(d)
658 246
Brown-Forman Corp - A Shares 1,960 135
Brown-Forman Corp - B Shares 991,043 67,391
Coca-Cola Co/The 214,880 12,860
Monster Beverage Corp
(d)
370,116 34,687
PepsiCo Inc 85,719 15,565
$ 130,884
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .74%
Alnylam Pharmaceuticals Inc
(d)
8,848 $ 1,834
Amgen Inc 32,913 8,898
Certara Inc
(d)
5,501 67
Exelixis Inc
(d)
20,238 336
Guardant Health Inc
(d)
7,142 354
Horizon Therapeutics Plc
(d)
15,307 954
Illumina Inc
(d)
21,970 5,027
Incyte Corp
(d)
11,571 860
Ionis Pharmaceuticals Inc
(d)
9,514 420
Maravai LifeSciences Holdings Inc
(d)
8,048 134
Moderna Inc
(d)
1,512 227
Novavax Inc
(d),(g)
5,757 128
Regeneron Pharmaceuticals Inc
(d)
1,110 831
Sarepta Therapeutics Inc
(d)
6,168 703
Seagen Inc
(d)
9,964 1,267
Ultragenyx Pharmaceutical Inc
(d)
3,701 150
Vertex Pharmaceuticals Inc
(d)
155,593 48,545
$ 70,735
Building Materials - 0 .02%
Armstrong World Industries Inc 1,973 149
Eagle Materials Inc 2,382 291
Fortune Brands Home & Security Inc 3,301 199
Louisiana-Pacific Corp 490 28
Martin Marietta Materials Inc 402 135
Masco Corp 898 42
Trex Co Inc
(d)
8,373 403
Vulcan Materials Co 4,735 775
$ 2,022
Chemicals - 0 .52%
Albemarle Corp 4,417 1,236
Axalta Coating Systems Ltd
(d)
3,931 92
CF Industries Holdings Inc 14,594 1,551
Chemours Co/The 6,821 195
Ecolab Inc 16,064 2,523
FMC Corp 3,157 375
Linde PLC 7,741 2,302
Mosaic Co/The 3,260 175
PPG Industries Inc 9,173 1,047
RPM International Inc 477 45
Sherwin-Williams Co/The 178,429 40,152
Valvoline Inc 13,128 386
$ 50,079
Commercial Services - 3 .81%
Affirm Holdings Inc
(d)
379,624 7,619
Automatic Data Processing Inc 28,126 6,798
Booz Allen Hamilton Holding Corp 9,622 1,047
Bright Horizons Family Solutions Inc
(d)
1,221 80
Cintas Corp 392,469 167,800
CoStar Group Inc
(d)
4,119 341
Driven Brands Holdings Inc
(d)
325 10
Equifax Inc 4,455 755
Euronet Worldwide Inc
(d)
2,655 223
FleetCor Technologies Inc
(d)
5,357 997
FTI Consulting Inc
(d)
1,036 161
Gartner Inc
(d)
5,632 1,701
Global Payments Inc 480,305 54,880
GXO Logistics Inc
(d)
843 31
H&R Block Inc 9,672 398
MarketAxess Holdings Inc 2,722 664
Mister Car Wash Inc
(d),(g)
4,691 42
Moody's Corp 11,056 2,928
Morningstar Inc 1,622 377
Paylocity Holding Corp
(d)
2,909 674
PayPal Holdings Inc
(d)
26,165 2,187
Quanta Services Inc 5,694 809
Robert Half International Inc 6,959 532
Rollins Inc 15,724 662
S&P Global Inc 335,520 107,786
Shift4 Payments Inc
(d)
3,881 178

Schedule of Investments
LargeCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Toast Inc
(d)
18,261 $ 403
TransUnion 10,339 613
United Rentals Inc
(d)
2,351 742
Verisk Analytics Inc 11,386 2,082
WEX Inc
(d)
2,382 391
WillScot Mobile Mini Holdings Corp
(d)
8,447 359
$ 364,270
Computers - 5 .87%
Accenture PLC - Class A 126,568 35,933
Apple Inc 3,164,412 485,230
Crowdstrike Holdings Inc
(d)
15,413 2,484
Dell Technologies Inc 2,999 115
EPAM Systems Inc
(d)
4,026 1,409
Fortinet Inc
(d)
433,217 24,763
Genpact Ltd 6,985 339
Globant SA
(d)
2,983 563
HP Inc 34,911 964
International Business Machines Corp 44,111 6,100
KBR Inc 6,582 328
NCR Corp
(d)
500 11
NetApp Inc 16,307 1,130
Pure Storage Inc
(d)
20,619 636
Thoughtworks Holding Inc
(d)
6,239 60
Zscaler Inc
(d)
6,100 940
$ 561,005
Consumer Products - 0 .04%
Avery Dennison Corp 3,669 622
Church & Dwight Co Inc 8,062 598
Clorox Co/The 7,489 1,094
Kimberly-Clark Corp 14,635 1,821
$ 4,135
Cosmetics & Personal Care - 1 .60%
Colgate-Palmolive Co 37,355 2,758
Estee Lauder Cos Inc/The 696,699 139,682
Olaplex Holdings Inc
(d)
9,107 40
Procter & Gamble Co/The 74,709 10,061
$ 152,541
Distribution & Wholesale - 0 .08%
Copart Inc
(d)
15,625 1,797
Core & Main Inc
(d)
1,509 36
Fastenal Co 42,200 2,039
IAA Inc
(d)
8,132 308
Pool Corp 2,860 870
SiteOne Landscape Supply Inc
(d)
1,981 230
Watsco Inc 1,277 346
WESCO International Inc
(d)
1,726 238
WW Grainger Inc 3,340 1,952
$ 7,816
Diversified Financial Services - 4 .27%
American Express Co 2,782 413
Ameriprise Financial Inc 5,058 1,564
Apollo Global Management Inc 25,652 1,420
Blue Owl Capital Inc 29,534 296
Charles Schwab Corp/The 61,899 4,931
Credit Acceptance Corp
(d)
45 21
LPL Financial Holdings Inc 5,835 1,492
Mastercard Inc 842,312 276,430
Raymond James Financial Inc 1,144 135
Rocket Cos Inc
(g)
4,842 33
Tradeweb Markets Inc 4,988 275
Upstart Holdings Inc
(d),(g)
1,028 24
UWM Holdings Corp
(g)
5,956 20
Visa Inc 585,874 121,369
Western Union Co/The 9,474 128
$ 408,551
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .01%
AES Corp/The 8,803 $ 230
Vistra Corp 17,432 401
$ 631
Electrical Components & Equipment - 0 .52%
ChargePoint Holdings Inc
(d),(g)
18,399 257
Emerson Electric Co 13,818 1,197
Generac Holdings Inc
(d)
414,116 48,000
Universal Display Corp 3,184 303
$ 49,757
Electronics - 0 .78%
Agilent Technologies Inc 19,744 2,732
Allegion plc 5,086 533
Amphenol Corp 838,894 63,613
Arrow Electronics Inc
(d)
232 23
Coherent Corp
(d)
1,476 50
Honeywell International Inc 14,552 2,969
Jabil Inc 8,244 530
Keysight Technologies Inc
(d)
12,178 2,121
Mettler-Toledo International Inc
(d)
1,641 2,076
National Instruments Corp 1,245 47
Vontier Corp 7,039 134
$ 74,828
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
9,597 2,946
Enviva Inc 2,242 134
Plug Power Inc
(d)
18,921 303
$ 3,383
Engineering & Construction - 0 .00%
AECOM 595 45
TopBuild Corp
(d)
2,022 344
$ 389
Entertainment - 0 .26%
Caesars Entertainment Inc
(d)
10,315 451
Churchill Downs Inc 2,658 553
DraftKings Inc
(d)
23,825 377
Live Nation Entertainment Inc
(d)
280,872 22,360
Madison Square Garden Sports Corp 697 109
Six Flags Entertainment Corp
(d)
2,825 63
Vail Resorts Inc 2,789 611
$ 24,524
Environmental Control - 0 .05%
Republic Services Inc 967 128
Tetra Tech Inc 1,604 227
Waste Management Inc 28,525 4,517
$ 4,872
Food - 0 .08%
Grocery Outlet Holding Corp
(d)
461 16
Hershey Co/The 9,278 2,215
Kellogg Co 10,139 779
Lamb Weston Holdings Inc 10,564 911
Performance Food Group Co
(d)
3,443 179
Pilgrim's Pride Corp
(d)
1,805 42
Sysco Corp 37,247 3,224
$ 7,366
Gas - 0 .00%
National Fuel Gas Co 519 35
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 4,106 583
MSA Safety Inc 1,043 140
$ 723
Healthcare - Products - 8 .73%
10X Genomics Inc
(d)
5,972 162
Abbott Laboratories 16,608 1,643
ABIOMED Inc
(d)
3,276 826
Align Technology Inc
(d)
347,289 67,478
Avantor Inc
(d)
1,426,853 28,780
Baxter International Inc 5,756 313
Bio-Techne Corp 2,853 845

Schedule of Investments
LargeCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bruker Corp 7,973 $ 493
Danaher Corp 3,230 813
Edwards Lifesciences Corp
(d)
1,909,127 138,278
Exact Sciences Corp
(d)
2,318 81
Globus Medical Inc
(d)
285 19
ICU Medical Inc
(d)
275 41
IDEXX Laboratories Inc
(d)
6,115 2,199
Insulet Corp
(d)
123,558 31,978
Intuitive Surgical Inc
(d)
1,173,928 289,338
Masimo Corp
(d)
2,662 350
Natera Inc
(d)
5,940 279
Novocure Ltd
(d)
7,572 535
Penumbra Inc
(d)
2,642 453
Repligen Corp
(d)
2,886 527
ResMed Inc 10,592 2,369
Stryker Corp 398,057 91,250
Tandem Diabetes Care Inc
(d)
4,444 250
Thermo Fisher Scientific Inc 336,268 172,832
Waters Corp
(d)
4,391 1,314
West Pharmaceutical Services Inc 5,429 1,249
$ 834,695
Healthcare - Services - 3 .17%
agilon health Inc
(d)
12,808 254
Catalent Inc
(d)
3,989 262
Charles River Laboratories International Inc
(d)
3,448 732
Chemed Corp 381 178
DaVita Inc
(d)
4,134 302
Elevance Health Inc 5,376 2,940
Ginkgo Bioworks Holdings Inc
(d),(g)
12,164 33
HCA Healthcare Inc 1,009 220
Humana Inc 105,193 58,706
IQVIA Holdings Inc
(d)
13,613 2,854
Molina Healthcare Inc
(d)
3,292 1,181
Signify Health Inc
(d)
592 17
Sotera Health Co
(d)
7,589 52
Syneos Health Inc
(d)
1,313 66
Teladoc Health Inc
(d)
1,129 34
UnitedHealth Group Inc 422,977 234,816
$ 302,647
Home Builders - 0 .02%
DR Horton Inc 12,404 954
NVR Inc
(d)
158 669
PulteGroup Inc 6,774 271
Toll Brothers Inc 4,171 180
$ 2,074
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 1,011 46
Insurance - 0 .17%
Aon PLC 14,538 4,092
Arch Capital Group Ltd
(d)
8,586 494
Arthur J Gallagher & Co 1,737 325
Assurant Inc 241 33
Brown & Brown Inc 1,316 78
Erie Indemnity Co 1,328 341
Everest Re Group Ltd 880 284
Lincoln National Corp 2,598 140
Markel Corp
(d)
224 270
Marsh & McLennan Cos Inc 32,840 5,303
Progressive Corp/The 37,266 4,785
RenaissanceRe Holdings Ltd 1,744 270
Ryan Specialty Holdings Inc
(d)
6,026 270
$ 16,685
Internet - 16 .09%
Airbnb Inc
(d)
28,674 3,066
Alphabet Inc - A Shares
(d)
3,396,932 321,044
Alphabet Inc - C Shares
(d)
2,518,419 238,394
Amazon.com Inc
(d)
5,220,087 534,745
Booking Holdings Inc
(d)
27,095 50,653
CDW Corp/DE 9,911 1,713
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Chewy Inc
(d),(g)
2,271,229 $ 87,965
Coupang Inc
(d)
1,281,117 22,125
DoorDash Inc - Class A
(d)
16,211 706
eBay Inc 5,339 213
Etsy Inc
(d)
9,268 870
Expedia Group Inc
(d)
11,079 1,036
GoDaddy Inc
(d)
1,637 132
IAC Inc
(d)
209,694 10,208
Lyft Inc
(d)
17,973 263
Match Group Inc
(d)
1,937,923 83,718
Meta Platforms Inc
(d)
399,815 37,247
Netflix Inc
(d)
164,782 48,096
NortonLifeLock Inc 14,813 334
Okta Inc
(d)
1,488 83
Opendoor Technologies Inc
(d)
9,281 24
Palo Alto Networks Inc
(d)
21,582 3,703
Pinterest Inc
(d)
8,883 218
Roku Inc
(d)
2,484 138
Shopify Inc
(d)
1,798,949 61,578
Spotify Technology SA
(d)
320,953 25,863
TripAdvisor Inc
(d)
626 15
Uber Technologies Inc
(d)
120,051 3,190
VeriSign Inc
(d)
752 151
Wayfair Inc
(d)
3,585 136
Wix.com Ltd
(d)
3,061 257
Zendesk Inc
(d)
8,910 683
Zillow Group Inc - A Shares
(d)
268 8
Zillow Group Inc - C Shares
(d)
708 22
$ 1,538,597
Leisure Products & Services - 0 .16%
Brunswick Corp/DE 973 69
Norwegian Cruise Line Holdings Ltd
(d)
2,191 37
Peloton Interactive Inc
(d)
1,734,942 14,574
Planet Fitness Inc
(d)
4,558 298
Polaris Inc 3,025 307
YETI Holdings Inc
(d)
6,534 210
$ 15,495
Lodging - 0 .07%
Choice Hotels International Inc 2,466 320
Hilton Worldwide Holdings Inc 14,334 1,939
Las Vegas Sands Corp
(d)
9,044 344
Marriott International Inc/MD 20,129 3,223
Travel + Leisure Co 4,305 163
Wyndham Hotels & Resorts Inc 4,603 349
Wynn Resorts Ltd
(d)
981 63
$ 6,401
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc 2,610 149
Caterpillar Inc 33,768 7,309
Vertiv Holdings Co 3,521 50
$ 7,508
Machinery - Diversified - 2 .14%
AGCO Corp 600 75
Cognex Corp 11,856 548
Deere & Co 20,571 8,142
Graco Inc 8,438 587
IDEX Corp 643,527 143,062
Ingersoll Rand Inc 968,207 48,895
Middleby Corp/The
(d)
276 39
Nordson Corp 993 223
Otis Worldwide Corp 3,784 267
Rockwell Automation Inc 5,753 1,469
Toro Co/The 7,569 798
Xylem Inc/NY 1,838 188
$ 204,293
Media - 0 .08%
Cable One Inc 267 230
Charter Communications Inc
(d)
8,126 2,987
FactSet Research Systems Inc 2,782 1,184

Schedule of Investments
LargeCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Broadband Corp - A Shares
(d)
708 $ 60
Liberty Broadband Corp - C Shares
(d)
4,213 356
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
177 9
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,647 95
Liberty Media Corp-Liberty SiriusXM - A Shares 1,529 65
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,152 133
Nexstar Media Group Inc 221 38
Walt Disney Co/The
(d)
8,958 954
Warner Bros Discovery Inc
(d)
126,942 1,650
World Wrestling Entertainment Inc 3,154 249
$ 8,010
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 4,699 544
Valmont Industries Inc 213 68
$ 612
Mining - 0 .00%
MP Materials Corp
(d)
6,649 200
Royal Gold Inc 311 30
Southern Copper Corp 4,118 193
$ 423
Miscellaneous Manufacturers - 0 .09%
A O Smith Corp 2,264 124
Axon Enterprise Inc
(d)
3,833 557
Carlisle Cos Inc 3,178 759
Donaldson Co Inc 1,518 87
General Electric Co 4,499 350
Illinois Tool Works Inc 20,436 4,364
Parker-Hannifin Corp 2,129 619
Trane Technologies PLC 9,938 1,586
$ 8,446
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
1,574 446
Oil & Gas - 0 .20%
Antero Resources Corp
(d)
14,023 514
Continental Resources Inc/OK 1,988 147
Coterra Energy Inc 9,732 303
Devon Energy Corp 23,585 1,824
Diamondback Energy Inc 7,250 1,139
EOG Resources Inc 31,365 4,282
Hess Corp 16,163 2,280
Occidental Petroleum Corp 49,574 3,599
Ovintiv Inc 13,483 683
PDC Energy Inc 3,716 268
Pioneer Natural Resources Co 9,596 2,461
Range Resources Corp 12,718 362
Southwestern Energy Co
(d)
5,794 40
Texas Pacific Land Corp 420 968
$ 18,870
Oil & Gas Services - 0 .01%
Halliburton Co 29,839 1,087
Packaging & Containers - 0 .02%
Ardagh Metal Packaging SA 3,445 15
Ball Corp 9,153 452
Berry Global Group Inc
(d)
4,617 219
Crown Holdings Inc 7,616 522
Graphic Packaging Holding Co 17,282 397
Sealed Air Corp 10,682 509
$ 2,114
Pharmaceuticals - 6 .36%
AbbVie Inc 129,805 19,004
AmerisourceBergen Corp 10,833 1,703
Becton Dickinson and Co 169,498 39,997
Cigna Corp 478,282 154,513
Daiichi Sankyo Co Ltd ADR 622,898 19,933
Dexcom Inc
(d)
1,010,717 122,074
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co 246,161 $ 89,132
McKesson Corp 2,087 813
Merck & Co Inc 77,778 7,871
Neurocrine Biosciences Inc
(d)
6,947 800
Zoetis Inc 1,012,954 152,733
$ 608,573
Pipelines - 0 .04%
Cheniere Energy Inc 10,503 1,853
New Fortress Energy Inc 3,530 194
ONEOK Inc 3,682 219
Targa Resources Corp 16,560 1,132
$ 3,398
Private Equity - 0 .06%
Ares Management Corp 11,116 843
Blackstone Inc 51,353 4,680
$ 5,523
Real Estate - 0 .01%
CBRE Group Inc 11,479 814
REITs - 1 .34%
American Tower Corp 26,112 5,410
Apartment Income REIT Corp 930 36
Camden Property Trust 637 74
Crown Castle Inc 31,657 4,219
Equinix Inc 5,025 2,846
Equity LifeStyle Properties Inc 7,979 510
Extra Space Storage Inc 1,155 205
Iron Mountain Inc 15,847 793
Lamar Advertising Co 5,577 514
Public Storage 9,103 2,820
SBA Communications Corp 406,291 109,658
Simon Property Group Inc 11,599 1,264
$ 128,349
Retail - 5 .69%
Advance Auto Parts Inc 353 67
AutoZone Inc
(d)
1,298 3,288
Best Buy Co Inc 4,611 315
BJ's Wholesale Club Holdings Inc
(d)
6,196 480
Burlington Stores Inc
(d)
4,521 646
CarMax Inc
(d)
1,362 86
Carvana Co
(d),(g)
282,028 3,815
Chipotle Mexican Grill Inc
(d)
23,256 34,845
Costco Wholesale Corp 343,040 172,035
Darden Restaurants Inc 6,556 938
Dollar General Corp 256,348 65,382
Dollar Tree Inc
(d)
4,828 765
Domino's Pizza Inc 1,925 640
Five Below Inc
(d)
4,000 585
Floor & Decor Holdings Inc
(d)
7,565 555
Freshpet Inc
(d)
1,862 110
Genuine Parts Co 823 146
Home Depot Inc/The 43,976 13,023
Leslie's Inc
(d)
10,707 150
Lowe's Cos Inc 40,529 7,901
Lululemon Athletica Inc
(d)
426,403 140,303
McDonald's Corp 13,177 3,593
Nordstrom Inc 7,116 145
Ollie's Bargain Outlet Holdings Inc
(d)
240 13
O'Reilly Automotive Inc
(d)
1,879 1,573
RH
(d)
542 138
Ross Stores Inc 791,548 75,744
Starbucks Corp 30,291 2,623
Target Corp 18,723 3,075
TJX Cos Inc/The 86,146 6,211
Tractor Supply Co 8,199 1,802
Ulta Beauty Inc
(d)
3,769 1,581
Victoria's Secret & Co
(d)
4,332 163
Wendy's Co/The 12,651 263
Williams-Sonoma Inc 4,032 499

Schedule of Investments
LargeCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 2,414 $ 286
$ 543,784
Semiconductors - 4 .34%
Advanced Micro Devices Inc
(d)
446,874 26,839
Allegro MicroSystems Inc
(d)
4,871 124
Analog Devices Inc 7,699 1,098
Applied Materials Inc 63,792 5,632
ASML Holding NV - NY Reg Shares 138,157 65,268
Broadcom Inc 29,007 13,637
Entegris Inc 10,876 863
GLOBALFOUNDRIES Inc
(d),(g)
1,107 63
KLA Corp 10,412 3,295
Lam Research Corp 10,048 4,067
Lattice Semiconductor Corp
(d)
9,945 482
Microchip Technology Inc 33,691 2,080
Micron Technology Inc 15,465 837
Monolithic Power Systems Inc 3,328 1,130
NVIDIA Corp 1,247,766 168,411
NXP Semiconductors NV 697,098 101,832
ON Semiconductor Corp
(d)
19,847 1,219
QUALCOMM Inc 82,221 9,674
Teradyne Inc 10,425 848
Texas Instruments Inc 46,344 7,444
$ 414,843
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 634 163
Software - 24 .21%
Adobe Inc
(d)
349,229 111,229
Alteryx Inc
(d)
4,452 217
ANSYS Inc
(d)
3,361 743
AppLovin Corp
(d),(g)
16,486 280
Aspen Technology Inc
(d)
1,977 477
Atlassian Corp
(d)
485,582 98,443
Autodesk Inc
(d)
763,257 163,566
Bentley Systems Inc 12,356 436
Black Knight Inc
(d)
1,053 64
Broadridge Financial Solutions Inc 7,765 1,165
Cadence Design Systems Inc
(d)
289,036 43,757
CCC Intelligent Solutions Holdings Inc
(d)
4,808 45
Ceridian HCM Holding Inc
(d)
1,905 126
Cloudflare Inc
(d)
20,481 1,154
Confluent Inc
(d)
9,102 245
Coupa Software Inc
(d)
3,066 163
Datadog Inc
(d)
19,485 1,569
Definitive Healthcare Corp
(d)
1,187 19
DocuSign Inc
(d)
14,480 699
DoubleVerify Holdings Inc
(d)
4,036 118
Doximity Inc
(d)
3,722 99
Dropbox Inc - A Shares
(d)
19,145 416
Dynatrace Inc
(d)
14,576 514
Elastic NV
(d)
5,588 357
Electronic Arts Inc 1,273 160
Fair Isaac Corp
(d)
1,801 862
Fiserv Inc
(d)
1,197,530 123,034
Five9 Inc
(d)
5,062 305
HashiCorp Inc
(d),(g)
171,957 5,284
HubSpot Inc
(d)
3,339 990
Informatica Inc
(d),(g)
473 9
Intuit Inc 800,836 342,357
Jack Henry & Associates Inc 5,319 1,059
Jamf Holding Corp
(d)
4,101 97
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
2,836 345
Microsoft Corp 3,222,041 747,933
MongoDB Inc
(d)
96,911 17,737
MSCI Inc 4,352 2,041
nCino Inc
(d)
817 26
New Relic Inc
(d)
3,781 224
Nutanix Inc
(d)
8,043 220
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Oracle Corp 76,256 $ 5,953
Palantir Technologies Inc
(d)
132,592 1,166
Paychex Inc 23,649 2,798
Paycom Software Inc
(d)
3,736 1,293
Pegasystems Inc 2,942 109
Playtika Holding Corp
(d)
6,924 65
Procore Technologies Inc
(d)
3,685 201
PTC Inc
(d)
7,720 910
RingCentral Inc
(d)
6,242 222
ROBLOX Corp
(d)
32,268 1,444
Roper Technologies Inc 373,112 154,670
Salesforce Inc
(d)
533,933 86,812
SentinelOne Inc
(d)
9,550 218
ServiceNow Inc
(d)
612,623 257,755
Smartsheet Inc
(d)
9,280 324
Snowflake Inc - Class A
(d)
64,979 10,416
Splunk Inc
(d)
11,798 981
Stripe Inc - Class B
(d),(e),(f)
114,126 2,629
Synopsys Inc
(d)
11,179 3,270
Take-Two Interactive Software Inc
(d)
9,922 1,176
Teradata Corp
(d)
4,140 131
Twilio Inc
(d)
4,752 353
Tyler Technologies Inc
(d)
2,635 852
UiPath Inc
(d)
2,515 32
Unity Software Inc
(d),(g)
10,274 303
Veeva Systems Inc
(d)
639,785 107,446
VMware Inc 7,458 839
Workday Inc
(d)
14,487 2,257
Zoom Video Communications Inc
(d)
9,331 779
ZoomInfo Technologies Inc
(d)
20,145 897
$ 2,315,091
Telecommunications - 0 .45%
Arista Networks Inc
(d)
354,958 42,900
Corning Inc 3,265 105
Switch Inc 6,273 214
Ubiquiti Inc 127 44
$ 43,263
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
12,417 235
Transportation - 0 .37%
CH Robinson Worldwide Inc 2,473 242
CSX Corp 39,652 1,152
Expeditors International of Washington Inc 3,781 370
JB Hunt Transport Services Inc 5,448 932
Landstar System Inc 2,406 376
Old Dominion Freight Line Inc 55,573 15,260
Union Pacific Corp 46,064 9,081
United Parcel Service Inc 48,115 8,072
XPO Logistics Inc
(d)
570 30
$ 35,515
TOTAL COMMON STOCKS $ 9,339,525
Total Investments $ 9,579,864
Other Assets and Liabilities -  (0.18)% (17,056)
TOTAL NET ASSETS - 100.00% $ 9,562,808
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,853 or 0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2022
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,681 or 0.21% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 34 .55%
Consumer, Non-cyclical 25 .90%
Communications 16 .79%
Consumer, Cyclical 8 .63%
Financial 5 .86%
Industrial 5 .30%
Money Market Funds 2 .00%
Basic Materials 0 .55%
Investment Companies 0 .30%
Energy 0 .29%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 173,540 $ 3,637,461 $ 3,624,621 $ 186,380
$ 173,540 $ 3,637,461 $ 3,624,621 $ 186,380
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 1,413 $ — $ — $ —
$ 1,413 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 7,365 0.08%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 5,328 0.05%
Sila Nano Series F   0.00% 01/07/2021 4,277 3,230 0.03%
Stripe Inc - Class B 12/17/2019 1,791 2,629 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,473 0.05%
Total $ 23,231 0.24%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Long 443 $ 86,008 $ 4,507
Total $ 4,507
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1 .26 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 47,300 $ 18,342
Money Market Funds - 0 .93%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
51,659,668 51,660
TOTAL INVESTMENT COMPANIES $ 70,002
COMMON STOCKS - 98 .44 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 65,627 $ 1,955
Omnicom Group Inc 34,379 2,501
$ 4,456
Aerospace & Defense - 1 .70%
Boeing Co/The
(c)
93,679 13,350
General Dynamics Corp 37,742 9,428
Howmet Aerospace Inc 62,049 2,206
L3Harris Technologies Inc 32,115 7,915
Lockheed Martin Corp 39,606 19,276
Northrop Grumman Corp 24,408 13,400
Raytheon Technologies Corp 247,804 23,497
TransDigm Group Inc 8,648 4,979
$ 94,051
Agriculture - 0 .85%
Altria Group Inc 302,233 13,984
Archer-Daniels-Midland Co 94,080 9,124
Philip Morris International Inc 260,163 23,896
$ 47,004
Airlines - 0 .22%
Alaska Air Group Inc
(c)
21,274 946
American Airlines Group Inc
(c)
109,063 1,547
Delta Air Lines Inc
(c)
107,612 3,651
Southwest Airlines Co
(c)
99,581 3,620
United Airlines Holdings Inc
(c)
54,837 2,362
$ 12,126
Apparel - 0 .42%
NIKE Inc 212,079 19,655
Ralph Lauren Corp 7,200 667
Tapestry Inc 42,259 1,339
VF Corp 55,420 1,566
$ 23,227
Automobile Manufacturers - 2 .37%
Cummins Inc 23,662 5,785
Ford Motor Co 662,825 8,862
General Motors Co 244,704 9,605
PACCAR Inc 58,357 5,651
Tesla Inc
(c)
447,006 101,712
$ 131,615
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(c)
45,470 4,141
BorgWarner Inc 39,748 1,492
$ 5,633
Banks - 4 .74%
Bank of America Corp 1,173,243 42,284
Bank of New York Mellon Corp/The 123,418 5,197
Citigroup Inc 325,038 14,906
Citizens Financial Group Inc 83,183 3,402
Comerica Inc 21,955 1,548
Fifth Third Bancorp 115,163 4,110
First Republic Bank/CA 30,665 3,683
Goldman Sachs Group Inc/The 57,290 19,737
Huntington Bancshares Inc/OH 242,043 3,674
JPMorgan Chase & Co 492,173 61,955
KeyCorp 156,528 2,797
M&T Bank Corp 29,474 4,962
Morgan Stanley 224,746 18,467
Northern Trust Corp 34,973 2,950
PNC Financial Services Group Inc/The 68,832 11,139
Regions Financial Corp 156,819 3,442
Signature Bank/New York NY 10,561 1,674
State Street Corp 61,697 4,566
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SVB Financial Group
(c)
9,915 $ 2,290
Truist Financial Corp 222,609 9,971
US Bancorp 226,916 9,633
Wells Fargo & Co 636,587 29,277
Zions Bancorp NA 25,254 1,312
$ 262,976
Beverages - 1 .86%
Brown-Forman Corp - B Shares 30,686 2,087
Coca-Cola Co/The 653,222 39,095
Constellation Brands Inc 26,741 6,607
Keurig Dr Pepper Inc 142,595 5,538
Molson Coors Beverage Co 31,584 1,593
Monster Beverage Corp
(c)
64,551 6,050
PepsiCo Inc 231,619 42,057
$ 103,027
Biotechnology - 1 .81%
Amgen Inc 89,777 24,271
Biogen Inc
(c)
24,355 6,903
Bio-Rad Laboratories Inc
(c)
3,597 1,265
Corteva Inc 120,603 7,880
Gilead Sciences Inc 210,352 16,504
Illumina Inc
(c)
26,366 6,033
Incyte Corp
(c)
30,985 2,304
Moderna Inc
(c)
56,464 8,488
Regeneron Pharmaceuticals Inc
(c)
17,990 13,470
Vertex Pharmaceuticals Inc
(c)
43,041 13,429
$ 100,547
Building Materials - 0 .42%
Carrier Global Corp 141,243 5,616
Fortune Brands Home & Security Inc 21,704 1,309
Johnson Controls International plc 115,604 6,687
Martin Marietta Materials Inc 10,468 3,517
Masco Corp 37,850 1,751
Mohawk Industries Inc
(c)
8,850 839
Vulcan Materials Co 22,304 3,651
$ 23,370
Chemicals - 1 .62%
Air Products and Chemicals Inc 37,224 9,321
Albemarle Corp 19,657 5,501
Celanese Corp 16,730 1,608
CF Industries Holdings Inc 33,442 3,553
Dow Inc 120,531 5,634
DuPont de Nemours Inc 84,067 4,809
Eastman Chemical Co 20,612 1,583
Ecolab Inc 41,611 6,536
FMC Corp 21,139 2,513
International Flavors & Fragrances Inc 42,787 4,176
Linde PLC 83,641 24,871
LyondellBasell Industries NV 42,703 3,265
Mosaic Co/The 57,947 3,115
PPG Industries Inc 39,440 4,503
Sherwin-Williams Co/The 39,584 8,908
$ 89,896
Commercial Services - 1 .83%
Automatic Data Processing Inc 69,737 16,856
Cintas Corp 14,436 6,172
CoStar Group Inc
(c)
66,452 5,497
Equifax Inc 20,542 3,483
FleetCor Technologies Inc
(c)
12,590 2,343
Gartner Inc
(c)
13,275 4,008
Global Payments Inc 46,517 5,315
MarketAxess Holdings Inc 6,317 1,542
Moody's Corp 26,486 7,015
PayPal Holdings Inc
(c)
194,091 16,222
Quanta Services Inc 24,004 3,410
Robert Half International Inc 18,389 1,406
Rollins Inc 38,841 1,634
S&P Global Inc 57,180 18,369
United Rentals Inc
(c)
11,746 3,708

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 26,343 $ 4,816
$ 101,796
Computers - 8 .50%
Accenture PLC - Class A 106,160 30,139
Apple Inc 2,535,327 388,767
Cognizant Technology Solutions Corp 86,900 5,410
DXC Technology Co
(c)
38,581 1,109
EPAM Systems Inc
(c)
9,627 3,369
Fortinet Inc
(c)
109,841 6,279
Hewlett Packard Enterprise Co 218,066 3,112
HP Inc 152,733 4,218
International Business Machines Corp 151,580 20,962
Leidos Holdings Inc 22,915 2,328
NetApp Inc 36,879 2,555
Seagate Technology Holdings PLC 32,778 1,628
Western Digital Corp
(c)
52,559 1,806
$ 471,682
Consumer Products - 0 .28%
Avery Dennison Corp 13,638 2,312
Church & Dwight Co Inc 40,767 3,022
Clorox Co/The 20,670 3,019
Kimberly-Clark Corp 56,663 7,052
$ 15,405
Cosmetics & Personal Care - 1 .30%
Colgate-Palmolive Co 139,991 10,337
Estee Lauder Cos Inc/The 38,903 7,800
Procter & Gamble Co/The 401,040 54,008
$ 72,145
Distribution & Wholesale - 0 .32%
Copart Inc
(c)
35,899 4,129
Fastenal Co 96,448 4,661
LKQ Corp 43,748 2,434
Pool Corp 6,645 2,022
WW Grainger Inc 7,598 4,440
$ 17,686
Diversified Financial Services - 3 .80%
American Express Co 100,665 14,944
Ameriprise Financial Inc 18,154 5,612
BlackRock Inc 25,303 16,343
Capital One Financial Corp 64,417 6,830
Cboe Global Markets Inc 17,800 2,216
Charles Schwab Corp/The 256,267 20,417
CME Group Inc 60,323 10,454
Discover Financial Services 45,847 4,789
Franklin Resources Inc 47,674 1,118
Intercontinental Exchange Inc 93,726 8,957
Invesco Ltd 76,345 1,170
Mastercard Inc 143,197 46,994
Nasdaq Inc 56,886 3,541
Raymond James Financial Inc 32,599 3,851
Synchrony Financial 80,854 2,875
T Rowe Price Group Inc 37,878 4,021
Visa Inc 274,405 56,846
$ 210,978
Electric - 2 .76%
AES Corp/The 112,099 2,933
Alliant Energy Corp 42,112 2,197
Ameren Corp 43,362 3,535
American Electric Power Co Inc 86,220 7,580
CenterPoint Energy Inc 105,649 3,023
CMS Energy Corp 48,703 2,779
Consolidated Edison Inc 59,509 5,234
Constellation Energy Corp 54,854 5,186
Dominion Energy Inc 139,719 9,776
DTE Energy Co 32,515 3,645
Duke Energy Corp 129,223 12,041
Edison International 64,015 3,843
Entergy Corp 34,139 3,658
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 38,520 $ 2,355
Eversource Energy 58,143 4,435
Exelon Corp 166,446 6,423
FirstEnergy Corp 91,103 3,436
NextEra Energy Inc 329,749 25,556
NRG Energy Inc 39,465 1,752
PG&E Corp
(c)
270,017 4,031
Pinnacle West Capital Corp 18,972 1,275
PPL Corp 123,553 3,273
Public Service Enterprise Group Inc 83,723 4,694
Sempra Energy 52,750 7,962
Southern Co/The 178,403 11,682
WEC Energy Group Inc 52,939 4,835
Xcel Energy Inc 91,801 5,977
$ 153,116
Electrical Components & Equipment - 0 .27%
AMETEK Inc 38,531 4,996
Emerson Electric Co 99,238 8,594
Generac Holdings Inc
(c)
10,712 1,242
$ 14,832
Electronics - 1 .16%
Agilent Technologies Inc 50,133 6,936
Allegion plc 14,741 1,544
Amphenol Corp 99,831 7,570
Fortive Corp 59,697 3,815
Garmin Ltd 25,893 2,280
Honeywell International Inc 113,066 23,068
Keysight Technologies Inc
(c)
30,201 5,259
Mettler-Toledo International Inc
(c)
3,778 4,779
TE Connectivity Ltd 53,679 6,561
Trimble Inc
(c)
41,565 2,501
$ 64,313
Energy - Alternate Sources - 0 .16%
Enphase Energy Inc
(c)
22,733 6,979
SolarEdge Technologies Inc
(c)
9,337 2,148
$ 9,127
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,417 2,468
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
35,985 1,574
Live Nation Entertainment Inc
(c)
23,845 1,898
$ 3,472
Environmental Control - 0 .28%
Pentair PLC 27,602 1,186
Republic Services Inc 34,465 4,571
Waste Management Inc 63,127 9,997
$ 15,754
Food - 1 .22%
Campbell Soup Co 33,799 1,788
Conagra Brands Inc 80,573 2,957
General Mills Inc 99,979 8,156
Hershey Co/The 24,649 5,886
Hormel Foods Corp 48,571 2,256
J M Smucker Co/The 17,884 2,694
Kellogg Co 42,810 3,289
Kraft Heinz Co/The 133,682 5,143
Kroger Co/The 109,285 5,168
Lamb Weston Holdings Inc 24,121 2,080
McCormick & Co Inc/MD 42,036 3,306
Mondelez International Inc 230,023 14,142
Sysco Corp 85,505 7,401
Tyson Foods Inc 48,607 3,322
$ 67,588
Forest Products & Paper - 0 .04%
International Paper Co 60,758 2,042

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 23,478 $ 2,502
NiSource Inc 68,131 1,750
$ 4,252
Hand & Machine Tools - 0 .07%
Snap-on Inc 8,939 1,985
Stanley Black & Decker Inc 24,808 1,947
$ 3,932
Healthcare - Products - 3 .64%
Abbott Laboratories 293,907 29,079
ABIOMED Inc
(c)
7,629 1,923
Align Technology Inc
(c)
12,192 2,369
Baxter International Inc 84,521 4,594
Bio-Techne Corp 6,584 1,951
Boston Scientific Corp
(c)
240,267 10,358
Cooper Cos Inc/The 8,280 2,264
Danaher Corp 109,878 27,653
DENTSPLY SIRONA Inc 36,159 1,114
Edwards Lifesciences Corp
(c)
104,045 7,536
Henry Schein Inc
(c)
22,845 1,564
Hologic Inc
(c)
41,899 2,841
IDEXX Laboratories Inc
(c)
13,973 5,026
Intuitive Surgical Inc
(c)
59,934 14,772
Medtronic PLC 222,998 19,477
PerkinElmer Inc 21,184 2,830
ResMed Inc 24,574 5,497
STERIS PLC 16,785 2,897
Stryker Corp 56,509 12,954
Teleflex Inc 7,872 1,689
Thermo Fisher Scientific Inc 65,753 33,795
Waters Corp
(c)
10,049 3,006
West Pharmaceutical Services Inc 12,427 2,859
Zimmer Biomet Holdings Inc 35,214 3,991
$ 202,039
Healthcare - Services - 2 .87%
Catalent Inc
(c)
30,077 1,977
Centene Corp
(c)
95,929 8,167
Charles River Laboratories International Inc
(c)
8,536 1,812
DaVita Inc
(c)
9,347 682
Elevance Health Inc 40,280 22,024
HCA Healthcare Inc 36,129 7,857
Humana Inc 21,239 11,853
IQVIA Holdings Inc
(c)
31,302 6,563
Laboratory Corp of America Holdings 15,172 3,366
Molina Healthcare Inc
(c)
9,751 3,499
Quest Diagnostics Inc 19,570 2,811
UnitedHealth Group Inc 156,985 87,150
Universal Health Services Inc 11,030 1,278
$ 159,039
Home Builders - 0 .20%
DR Horton Inc 53,070 4,080
Lennar Corp - A Shares 42,795 3,453
NVR Inc
(c)
518 2,195
PulteGroup Inc 38,853 1,554
$ 11,282
Home Furnishings - 0 .02%
Whirlpool Corp 9,149 1,265
Housewares - 0 .02%
Newell Brands Inc 63,167 872
Insurance - 3 .96%
Aflac Inc 96,510 6,284
Allstate Corp/The 45,364 5,727
American International Group Inc 127,621 7,274
Aon PLC 35,400 9,965
Arch Capital Group Ltd
(c)
61,911 3,560
Arthur J Gallagher & Co 35,300 6,604
Assurant Inc 8,931 1,213
Berkshire Hathaway Inc - Class B
(c)
302,904 89,384
Brown & Brown Inc 39,345 2,313
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 70,093 $ 15,062
Cincinnati Financial Corp 26,718 2,761
Everest Re Group Ltd 6,614 2,134
Globe Life Inc 15,208 1,757
Hartford Financial Services Group Inc/The 54,233 3,927
Lincoln National Corp 25,998 1,401
Loews Corp 33,563 1,914
Marsh & McLennan Cos Inc 83,751 13,525
MetLife Inc 112,446 8,232
Principal Financial Group Inc 38,902 3,428
Progressive Corp/The 98,166 12,605
Prudential Financial Inc 62,433 6,567
Travelers Cos Inc/The 39,829 7,347
W R Berkley Corp 34,282 2,550
Willis Towers Watson PLC 18,456 4,027
$ 219,561
Internet - 7 .63%
Alphabet Inc - A Shares
(c)
1,006,310 95,106
Alphabet Inc - C Shares
(c)
899,874 85,182
Amazon.com Inc
(c)
1,487,507 152,380
Booking Holdings Inc
(c)
6,664 12,458
CDW Corp/DE 22,697 3,922
eBay Inc 92,201 3,673
Etsy Inc
(c)
21,249 1,996
Expedia Group Inc
(c)
25,516 2,385
F5 Inc
(c)
9,997 1,429
Match Group Inc
(c)
47,494 2,052
Meta Platforms Inc
(c)
382,766 35,659
Netflix Inc
(c)
74,635 21,784
NortonLifeLock Inc 99,368 2,239
VeriSign Inc
(c)
15,665 3,140
$ 423,405
Iron & Steel - 0 .10%
Nucor Corp 43,936 5,772
Leisure Products & Services - 0 .08%
Carnival Corp
(c)
165,661 1,501
Norwegian Cruise Line Holdings Ltd
(c)
70,721 1,194
Royal Caribbean Cruises Ltd
(c)
36,814 1,965
$ 4,660
Lodging - 0 .34%
Hilton Worldwide Holdings Inc 46,034 6,226
Las Vegas Sands Corp
(c)
55,147 2,096
Marriott International Inc/MD 46,299 7,413
MGM Resorts International 54,759 1,948
Wynn Resorts Ltd
(c)
17,370 1,110
$ 18,793
Machinery - Construction & Mining - 0 .35%
Caterpillar Inc 88,600 19,178
Machinery - Diversified - 0 .83%
Deere & Co 46,679 18,477
Dover Corp 24,092 3,149
IDEX Corp 12,668 2,816
Ingersoll Rand Inc 67,666 3,417
Nordson Corp 9,073 2,042
Otis Worldwide Corp 70,528 4,982
Rockwell Automation Inc 19,374 4,946
Westinghouse Air Brake Technologies Corp 30,525 2,847
Xylem Inc/NY 30,239 3,097
$ 45,773
Media - 1 .37%
Charter Communications Inc
(c)
18,605 6,840
Comcast Corp - Class A 739,090 23,459
DISH Network Corp
(c)
42,126 628
FactSet Research Systems Inc 6,374 2,712
Fox Corp - A Shares 51,437 1,485
Fox Corp - B Shares 23,620 642
News Corp - A Shares 64,715 1,092
News Corp - B Shares 20,048 343

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 84,749 $ 1,553
Walt Disney Co/The
(c)
305,963 32,597
Warner Bros Discovery Inc
(c)
370,755 4,820
$ 76,171
Mining - 0 .24%
Freeport-McMoRan Inc 239,998 7,606
Newmont Corp 133,203 5,637
$ 13,243
Miscellaneous Manufacturers - 1 .18%
3M Co 92,913 11,687
A O Smith Corp 21,563 1,181
Eaton Corp PLC 66,846 10,032
General Electric Co 184,035 14,320
Illinois Tool Works Inc 47,288 10,097
Parker-Hannifin Corp 21,544 6,261
Teledyne Technologies Inc
(c)
7,865 3,130
Textron Inc 35,502 2,430
Trane Technologies PLC 38,890 6,208
$ 65,346
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
8,692 2,462
Oil & Gas - 4 .52%
APA Corp 54,802 2,491
Chevron Corp 302,236 54,674
ConocoPhillips 213,654 26,940
Coterra Energy Inc 133,525 4,157
Devon Energy Corp 109,895 8,500
Diamondback Energy Inc 29,832 4,687
EOG Resources Inc 98,355 13,427
EQT Corp 62,046 2,596
Exxon Mobil Corp 699,455 77,507
Hess Corp 46,766 6,598
Marathon Oil Corp 113,719 3,463
Marathon Petroleum Corp 83,685 9,508
Occidental Petroleum Corp 125,066 9,080
Phillips 66 80,734 8,420
Pioneer Natural Resources Co 40,055 10,271
Valero Energy Corp 66,121 8,301
$ 250,620
Oil & Gas Services - 0 .41%
Baker Hughes Co 169,802 4,697
Halliburton Co 152,212 5,543
Schlumberger NV 237,376 12,351
$ 22,591
Packaging & Containers - 0 .18%
Amcor PLC 252,209 2,920
Ball Corp 52,751 2,605
Packaging Corp of America 15,732 1,891
Sealed Air Corp 24,374 1,161
Westrock Co 42,678 1,454
$ 10,031
Pharmaceuticals - 6 .70%
AbbVie Inc 296,739 43,443
AmerisourceBergen Corp 26,088 4,102
Becton Dickinson and Co 47,864 11,294
Bristol-Myers Squibb Co 358,360 27,762
Cardinal Health Inc 45,721 3,470
Cigna Corp 51,208 16,543
CVS Health Corp 220,332 20,865
Dexcom Inc
(c)
65,887 7,958
Eli Lilly & Co 132,358 47,926
Johnson & Johnson 441,255 76,765
McKesson Corp 24,123 9,393
Merck & Co Inc 425,160 43,026
Organon & Co 42,684 1,117
Pfizer Inc 941,921 43,846
Viatris Inc 203,507 2,062
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 78,568 $ 11,847
$ 371,419
Pipelines - 0 .36%
Kinder Morgan Inc 332,746 6,029
ONEOK Inc 74,996 4,449
Targa Resources Corp 38,017 2,599
Williams Cos Inc/The 204,506 6,694
$ 19,771
Real Estate - 0 .07%
CBRE Group Inc 53,903 3,824
REITs - 2 .54%
Alexandria Real Estate Equities Inc 24,919 3,621
American Tower Corp 78,139 16,190
AvalonBay Communities Inc 23,467 4,110
Boston Properties Inc 23,937 1,740
Camden Property Trust 17,878 2,066
Crown Castle Inc 72,676 9,685
Digital Realty Trust Inc 48,235 4,836
Equinix Inc 15,285 8,658
Equity Residential 56,812 3,580
Essex Property Trust Inc 10,929 2,429
Extra Space Storage Inc 22,474 3,988
Federal Realty Investment Trust 12,220 1,209
Healthpeak Properties Inc 90,557 2,149
Host Hotels & Resorts Inc 119,980 2,265
Invitation Homes Inc 97,314 3,084
Iron Mountain Inc 48,785 2,443
Kimco Realty Corp 103,799 2,219
Mid-America Apartment Communities Inc 19,374 3,050
Prologis Inc 154,839 17,148
Public Storage 26,515 8,213
Realty Income Corp 103,648 6,454
Regency Centers Corp 25,847 1,564
SBA Communications Corp 18,105 4,886
Simon Property Group Inc 54,939 5,987
UDR Inc 51,259 2,038
Ventas Inc 67,083 2,625
VICI Properties Inc 161,635 5,176
Vornado Realty Trust 27,035 638
Welltower Inc 77,767 4,747
Weyerhaeuser Co 124,248 3,843
$ 140,641
Retail - 5 .41%
Advance Auto Parts Inc 10,178 1,933
AutoZone Inc
(c)
3,271 8,285
Bath & Body Works Inc 38,316 1,279
Best Buy Co Inc 33,634 2,301
CarMax Inc
(c)
26,713 1,683
Chipotle Mexican Grill Inc
(c)
4,660 6,982
Costco Wholesale Corp 74,342 37,283
Darden Restaurants Inc 20,573 2,945
Dollar General Corp 38,097 9,717
Dollar Tree Inc
(c)
35,427 5,615
Domino's Pizza Inc 6,023 2,001
Genuine Parts Co 23,736 4,222
Home Depot Inc/The 172,489 51,079
Lowe's Cos Inc 107,266 20,912
McDonald's Corp 123,476 33,667
O'Reilly Automotive Inc
(c)
10,700 8,958
Ross Stores Inc 58,729 5,620
Starbucks Corp 192,568 16,674
Target Corp 77,822 12,782
TJX Cos Inc/The 196,635 14,177
Tractor Supply Co 18,630 4,094
Ulta Beauty Inc
(c)
8,697 3,647
Walgreens Boots Alliance Inc 120,390 4,394
Walmart Inc 239,224 34,049
Yum! Brands Inc 47,754 5,647
$ 299,946

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4 .48%
Advanced Micro Devices Inc
(c)
270,932 $ 16,272
Analog Devices Inc 87,240 12,442
Applied Materials Inc 146,004 12,891
Broadcom Inc 67,773 31,861
Intel Corp 689,110 19,591
KLA Corp 23,799 7,531
Lam Research Corp 22,989 9,305
Microchip Technology Inc 92,724 5,725
Micron Technology Inc 185,141 10,016
Monolithic Power Systems Inc 7,459 2,532
NVIDIA Corp 420,248 56,721
NXP Semiconductors NV 44,071 6,438
ON Semiconductor Corp
(c)
72,710 4,467
Qorvo Inc
(c)
17,321 1,491
QUALCOMM Inc 188,473 22,176
Skyworks Solutions Inc 26,927 2,316
Teradyne Inc 26,313 2,141
Texas Instruments Inc 153,348 24,632
$ 248,548
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 6,704 1,723
Software - 8 .94%
Activision Blizzard Inc 119,479 8,698
Adobe Inc
(c)
78,545 25,017
Akamai Technologies Inc
(c)
26,678 2,356
ANSYS Inc
(c)
14,612 3,232
Autodesk Inc
(c)
36,464 7,814
Broadridge Financial Solutions Inc 19,674 2,952
Cadence Design Systems Inc
(c)
45,964 6,959
Ceridian HCM Holding Inc
(c)
25,687 1,700
Electronic Arts Inc 44,332 5,584
Fidelity National Information Services Inc 102,038 8,468
Fiserv Inc
(c)
107,341 11,028
Intuit Inc 47,341 20,238
Jack Henry & Associates Inc 12,228 2,434
Microsoft Corp 1,251,658 290,547
MSCI Inc 13,511 6,335
Oracle Corp 254,936 19,903
Paychex Inc 53,758 6,360
Paycom Software Inc
(c)
8,157 2,822
PTC Inc
(c)
17,742 2,091
Roper Technologies Inc 17,791 7,375
Salesforce Inc
(c)
166,990 27,151
ServiceNow Inc
(c)
33,901 14,264
Synopsys Inc
(c)
25,672 7,510
Take-Two Interactive Software Inc
(c)
26,298 3,116
Tyler Technologies Inc
(c)
6,978 2,256
$ 496,210
Telecommunications - 2 .05%
Arista Networks Inc
(c)
41,364 4,999
AT&T Inc 1,195,958 21,802
Cisco Systems Inc 694,979 31,573
Corning Inc 127,682 4,107
Juniper Networks Inc 54,143 1,657
Lumen Technologies Inc 159,860 1,177
Motorola Solutions Inc 28,008 6,994
T-Mobile US Inc
(c)
101,023 15,311
Verizon Communications Inc 704,838 26,340
$ 113,960
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 21,786 1,422
Transportation - 1 .41%
CH Robinson Worldwide Inc 20,792 2,032
CSX Corp 359,365 10,443
Expeditors International of Washington Inc 27,457 2,687
FedEx Corp 40,121 6,430
JB Hunt Transport Services Inc 13,939 2,384
Norfolk Southern Corp 39,419 8,990
Old Dominion Freight Line Inc 15,382 4,224
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 104,807 $ 20,662
United Parcel Service Inc 122,828 20,607
$ 78,459
Water - 0 .08%
American Water Works Co Inc 30,509 4,434
TOTAL COMMON STOCKS $ 5,460,976
Total Investments $ 5,530,978
Other Assets and Liabilities -  0.30% 16,730
TOTAL NET ASSETS - 100.00% $ 5,547,708
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22 .36%
Technology 21 .96%
Financial 15 .11%
Communications 11 .13%
Consumer, Cyclical 9 .59%
Industrial 7 .92%
Energy 5 .45%
Utilities 2 .92%
Basic Materials 2 .00%
Money Market Funds 0 .93%
Investment Companies 0 .33%
Other Assets and Liabilities
0 .30%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 227,310 $ 1,259,722 $ 1,435,372 $ 51,660
$ 227,310 $ 1,259,722 $ 1,435,372 $ 51,660
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 747 $ — $ — $ —
$ 747 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Long 357 $ 69,312 $ 1,647
Total $ 1,647
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 4 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .40%
iShares Russell 1000 Value ETF 72,861 $ 10,910
Money Market Funds - 3 .70%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
1,483,376 1,483
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
99,651,076 99,651
$ 101,134
TOTAL INVESTMENT COMPANIES $ 112,044
COMMON STOCKS - 96 .15 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 9,600 $ 286
Omnicom Group Inc 4,940 359
$ 645
Aerospace & Defense - 1 .20%
Boeing Co/The
(d)
9,231 1,316
Curtiss-Wright Corp 929 156
General Dynamics Corp 5,987 1,496
HEICO Corp 74 12
HEICO Corp - Class A 128 16
Hexcel Corp 1,997 111
Howmet Aerospace Inc 8,257 294
L3Harris Technologies Inc 95,830 23,619
Mercury Systems Inc
(d)
1,309 63
Northrop Grumman Corp 3,162 1,736
Raytheon Technologies Corp 36,472 3,458
Spirit AeroSystems Holdings Inc 157 4
TransDigm Group Inc 777 447
$ 32,728
Agriculture - 0 .98%
Altria Group Inc 44,289 2,049
Archer-Daniels-Midland Co 13,687 1,327
Bunge Ltd 3,421 338
Darling Ingredients Inc
(d)
3,636 285
Philip Morris International Inc 247,105 22,697
$ 26,696
Airlines - 0 .05%
Alaska Air Group Inc
(d)
3,069 136
American Airlines Group Inc
(d)
15,770 224
Copa Holdings SA
(d)
718 54
JetBlue Airways Corp
(d)
7,894 64
Southwest Airlines Co
(d)
14,466 526
United Airlines Holdings Inc
(d)
7,966 343
$ 1,347
Apparel - 0 .04%
Capri Holdings Ltd
(d)
3,316 152
Carter's Inc 960 65
Columbia Sportswear Co 948 71
Deckers Outdoor Corp
(d)
77 27
Hanesbrands Inc 8,497 58
PVH Corp 1,683 86
Ralph Lauren Corp 1,082 100
Skechers USA Inc
(d)
2,780 96
Tapestry Inc 5,362 170
Under Armour Inc - Class A
(d)
4,864 36
Under Armour Inc - Class C
(d)
4,892 32
VF Corp 8,536 241
$ 1,134
Automobile Manufacturers - 0 .18%
Cummins Inc 3,441 841
Ford Motor Co 96,361 1,288
General Motors Co 35,555 1,396
Lucid Group Inc
(d),(e)
834 12
PACCAR Inc 8,334 807
Rivian Automotive Inc
(d)
12,768 447
$ 4,791
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .34%
Allison Transmission Holdings Inc 491 $ 21
Aptiv PLC
(d)
94,950 8,646
BorgWarner Inc 5,830 219
Gentex Corp 5,738 152
Lear Corp 1,435 199
QuantumScape Corp
(d),(e)
5,972 50
$ 9,287
Banks - 8 .85%
Bank of America Corp 1,189,686 42,876
Bank of Hawaii Corp 953 72
Bank of New York Mellon Corp/The 17,945 756
Bank OZK 2,757 119
BOK Financial Corp 735 81
Citigroup Inc 47,574 2,182
Citizens Financial Group Inc 11,925 488
Comerica Inc 3,188 225
Commerce Bancshares Inc/MO 2,659 188
Cullen/Frost Bankers Inc 1,430 222
East West Bancorp Inc 3,480 249
Fifth Third Bancorp 16,644 594
First Citizens BancShares Inc/NC 225 185
First Hawaiian Inc 3,139 80
First Horizon Corp 12,922 317
First Republic Bank/CA 4,472 537
FNB Corp/PA 8,288 120
Goldman Sachs Group Inc/The 77,187 26,592
Huntington Bancshares Inc/OH 35,055 532
JPMorgan Chase & Co 319,130 40,172
KeyCorp 22,695 406
M&T Bank Corp 175,200 29,499
Morgan Stanley 30,708 2,523
Northern Trust Corp 208,808 17,613
PacWest Bancorp 2,825 70
Pinnacle Financial Partners Inc 1,850 154
PNC Financial Services Group Inc/The 10,093 1,633
Popular Inc 1,816 128
Prosperity Bancshares Inc 2,141 153
Regions Financial Corp 22,867 502
Signature Bank/New York NY 1,435 227
State Street Corp 8,961 663
SVB Financial Group
(d)
520 120
Synovus Financial Corp 3,462 138
Truist Financial Corp 32,503 1,456
Umpqua Holdings Corp 5,324 106
US Bancorp 337,656 14,334
Webster Financial Corp 4,355 236
Wells Fargo & Co 847,875 38,994
Western Alliance Bancorp 240,220 16,135
Wintrust Financial Corp 1,477 138
Zions Bancorp NA 3,562 185
$ 242,000
Beverages - 1 .39%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares 456 31
Brown-Forman Corp - B Shares 1,846 125
Coca-Cola Co/The 23,870 1,429
Coca-Cola Europacific Partners PLC 215,828 10,155
Constellation Brands Inc 3,733 922
Keurig Dr Pepper Inc 20,953 814
Molson Coors Beverage Co 4,274 216
Monster Beverage Corp
(d)
676 63
PepsiCo Inc 134,012 24,334
$ 38,093
Biotechnology - 1 .30%
Amgen Inc 2,088 564
Biogen Inc
(d)
3,560 1,009
BioMarin Pharmaceutical Inc
(d)
4,506 390
Bio-Rad Laboratories Inc
(d)
522 184
Certara Inc
(d)
1,152 14

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Corteva Inc 17,704 $ 1,157
Exelixis Inc
(d)
1,197 20
Gilead Sciences Inc 352,565 27,662
Horizon Therapeutics Plc
(d)
383 24
Illumina Inc
(d)
3,838 878
Incyte Corp
(d)
672 50
Ionis Pharmaceuticals Inc
(d)
317 14
Mirati Therapeutics Inc
(d)
1,048 71
Moderna Inc
(d)
7,813 1,175
Regeneron Pharmaceuticals Inc
(d)
2,165 1,621
Royalty Pharma PLC 8,963 379
Ultragenyx Pharmaceutical Inc
(d)
416 17
United Therapeutics Corp
(d)
1,087 251
Vertex Pharmaceuticals Inc
(d)
350 109
$ 35,589
Building Materials - 0 .15%
Armstrong World Industries Inc 478 36
AZEK Co Inc/The
(d)
2,763 48
Builders FirstSource Inc
(d)
3,797 234
Carrier Global Corp 20,710 823
Eagle Materials Inc 161 20
Fortune Brands Home & Security Inc 2,087 126
Hayward Holdings Inc
(d)
1,692 16
Johnson Controls International plc 17,001 983
Lennox International Inc 786 184
Louisiana-Pacific Corp 1,636 93
Martin Marietta Materials Inc 1,385 465
Masco Corp 5,254 243
MDU Resources Group Inc 4,792 137
Mohawk Industries Inc
(d)
1,283 122
Owens Corning 2,388 204
Vulcan Materials Co 1,655 271
$ 4,005
Chemicals - 3 .69%
Air Products and Chemicals Inc 145,113 36,336
Albemarle Corp 1,386 388
Ashland Inc 1,227 129
Axalta Coating Systems Ltd
(d)
784,563 18,296
Celanese Corp 2,643 254
Chemours Co/The 1,493 43
Dow Inc 17,655 825
DuPont de Nemours Inc 272,233 15,572
Eastman Chemical Co 3,017 232
Ecolab Inc 730 115
Element Solutions Inc 5,505 95
FMC Corp 2,023 240
Huntsman Corp 4,708 126
International Flavors & Fragrances Inc 241,442 23,567
Linde PLC 9,704 2,885
LyondellBasell Industries NV 6,276 480
Mosaic Co/The 7,434 400
NewMarket Corp 151 46
Olin Corp 3,371 178
PPG Industries Inc 2,699 308
RPM International Inc 2,956 279
Westlake Corp 803 78
$ 100,872
Commercial Services - 1 .29%
ADT Inc
(e)
5,080 43
Affirm Holdings Inc
(d)
4,283 86
AMERCO 214 123
Aramark 709,118 25,883
Automatic Data Processing Inc 836 202
Avis Budget Group Inc
(d)
723 171
Block Inc
(d)
12,974 779
Bright Horizons Family Solutions Inc
(d)
1,033 67
Cintas Corp 144 62
Clarivate PLC
(d)
11,846 122
CoStar Group Inc
(d)
8,224 680
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Driven Brands Holdings Inc
(d)
1,363 $ 44
Dun & Bradstreet Holdings Inc 6,135 79
Equifax Inc 1,483 251
Euronet Worldwide Inc
(d)
290 24
FTI Consulting Inc
(d)
476 74
Global Payments Inc 6,763 773
Grand Canyon Education Inc
(d)
775 78
GXO Logistics Inc
(d)
2,295 84
H&R Block Inc 697 29
Hertz Global Holdings Inc
(d)
5,035 93
ManpowerGroup Inc 1,290 101
Mister Car Wash Inc
(d),(e)
309 3
Moody's Corp 213 56
Morningstar Inc 68 16
PayPal Holdings Inc
(d)
19,589 1,637
Quanta Services Inc 1,576 224
Robert Half International Inc 343 26
Rollins Inc 459 19
S&P Global Inc 8,176 2,627
Service Corp International/US 3,770 229
TransUnion 1,253 74
United Rentals Inc
(d)
943 298
WEX Inc
(d)
302 50
WillScot Mobile Mini Holdings Corp
(d)
2,474 105
$ 35,212
Computers - 1 .67%
Amdocs Ltd 2,991 258
CACI International Inc
(d)
79,954 24,308
Cognizant Technology Solutions Corp 285,670 17,783
Dell Technologies Inc 5,396 207
DXC Technology Co
(d)
5,665 163
Genpact Ltd 2,080 101
Hewlett Packard Enterprise Co 31,726 453
HP Inc 13,930 385
International Business Machines Corp 7,306 1,010
KBR Inc 1,189 59
Kyndryl Holdings Inc
(d)
5,060 49
Leidos Holdings Inc 3,354 341
Lumentum Holdings Inc
(d)
1,727 129
NCR Corp
(d)
2,939 62
Science Applications International Corp 1,374 149
Western Digital Corp
(d)
7,656 263
$ 45,720
Consumer Products - 0 .03%
Avery Dennison Corp 764 130
Church & Dwight Co Inc 3,244 240
Clorox Co/The 513 75
Kimberly-Clark Corp 3,347 417
Reynolds Consumer Products Inc 1,378 42
Spectrum Brands Holdings Inc 954 44
$ 948
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co 7,793 575
Coty Inc
(d)
8,601 58
Procter & Gamble Co/The 33,638 4,530
$ 5,163
Distribution & Wholesale - 0 .03%
Core & Main Inc
(d)
963 23
IAA Inc
(d)
555 21
LKQ Corp 6,311 351
SiteOne Landscape Supply Inc
(d)
424 49
Univar Solutions Inc
(d)
4,039 103
Watsco Inc 379 103
WESCO International Inc
(d)
509 70
$ 720
Diversified Financial Services - 2 .85%
Affiliated Managers Group Inc 936 116
Air Lease Corp 2,557 90
Ally Financial Inc 7,583 209

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
American Express Co 124,879 $ 18,538
Ameriprise Financial Inc 971 300
Apollo Global Management Inc 2,669 148
BlackRock Inc 3,668 2,369
Capital One Financial Corp 9,358 992
Cboe Global Markets Inc 2,584 322
Charles Schwab Corp/The 294,894 23,495
CME Group Inc 8,767 1,519
Coinbase Global Inc
(d),(e)
3,885 257
Credit Acceptance Corp
(d)
153 71
Discover Financial Services 6,709 701
Evercore Inc - Class A 942 99
Franklin Resources Inc 6,871 161
Interactive Brokers Group Inc - A Shares 2,265 182
Intercontinental Exchange Inc 13,490 1,289
Invesco Ltd 9,116 140
Janus Henderson Group PLC 3,362 77
Jefferies Financial Group Inc 5,004 172
Lazard Ltd
(e)
2,207 83
Nasdaq Inc 8,396 523
OneMain Holdings Inc 2,782 107
Raymond James Financial Inc 4,373 517
Rocket Cos Inc
(e)
1,340 9
SEI Investments Co 2,545 138
SLM Corp 6,198 103
SoFi Technologies Inc
(d),(e)
19,370 105
Stifel Financial Corp 2,586 160
Synchrony Financial 11,810 420
T Rowe Price Group Inc 5,464 580
Tradeweb Markets Inc 967 53
Upstart Holdings Inc
(d),(e)
1,447 34
UWM Holdings Corp
(e)
643 2
Virtu Financial Inc 2,367 53
Visa Inc 114,940 23,811
Western Union Co/The 6,237 84
$ 78,029
Electric - 4 .12%
AES Corp/The 13,362 350
Alliant Energy Corp 6,122 319
Ameren Corp 6,286 512
American Electric Power Co Inc 12,567 1,105
Avangrid Inc 1,728 70
Brookfield Renewable Corp 3,115 97
CenterPoint Energy Inc 15,389 440
CMS Energy Corp 7,070 403
Consolidated Edison Inc 8,669 763
Constellation Energy Corp 7,977 754
Dominion Energy Inc 20,446 1,431
DTE Energy Co 199,078 22,318
Duke Energy Corp 18,826 1,754
Edison International 9,184 551
Entergy Corp 4,957 531
Evergy Inc 5,440 333
Eversource Energy 8,418 642
Exelon Corp 24,403 942
FirstEnergy Corp 13,265 500
Hawaiian Electric Industries Inc 2,567 98
IDACORP Inc 1,206 126
NextEra Energy Inc 320,127 24,810
NRG Energy Inc 5,760 256
OGE Energy Corp 4,803 176
PG&E Corp
(d)
37,892 566
Pinnacle West Capital Corp 282,258 18,970
PPL Corp 17,926 475
Public Service Enterprise Group Inc 12,165 682
Sempra Energy 7,689 1,161
Southern Co/The 25,949 1,699
Vistra Corp 4,402 101
WEC Energy Group Inc 316,197 28,878
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Xcel Energy Inc 13,324 $ 868
$ 112,681
Electrical Components & Equipment - 0 .07%
Acuity Brands Inc 823 151
AMETEK Inc 5,627 730
Emerson Electric Co 9,831 851
Littelfuse Inc 597 131
$ 1,863
Electronics - 1 .91%
Agilent Technologies Inc 752 104
Allegion plc 444 46
Amphenol Corp 3,519 267
Arrow Electronics Inc
(d)
1,525 154
Avnet Inc 2,373 95
Coherent Corp
(d)
2,566 86
Fortive Corp 356,705 22,794
Garmin Ltd 3,764 331
Honeywell International Inc 132,356 27,004
Hubbell Inc 1,291 307
Jabil Inc 618 40
Keysight Technologies Inc
(d)
326 57
National Instruments Corp 2,776 106
nVent Electric PLC 3,955 144
Sensata Technologies Holding PLC 3,703 149
TD SYNNEX Corp 1,060 97
Trimble Inc
(d)
6,098 367
Vontier Corp 1,479 28
Woodward Inc 1,469 135
$ 52,311
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,592 377
Plug Power Inc
(d)
6,377 102
Sunrun Inc
(d)
5,056 114
$ 593
Engineering & Construction - 0 .81%
AECOM 286,947 21,601
Jacobs Solutions Inc 3,120 360
MasTec Inc
(d)
1,423 110
TopBuild Corp
(d)
142 24
$ 22,095
Entertainment - 0 .02%
AMC Entertainment Holdings Inc
(e)
12,609 84
Caesars Entertainment Inc
(d)
1,572 69
Live Nation Entertainment Inc
(d)
1,880 149
Madison Square Garden Sports Corp 229 36
Marriott Vacations Worldwide Corp 986 146
Penn Entertainment Inc
(d)
3,914 129
Six Flags Entertainment Corp
(d)
927 21
Vail Resorts Inc 54 12
$ 646
Environmental Control - 0 .05%
Clean Harbors Inc
(d)
1,230 151
Pentair PLC 3,963 170
Republic Services Inc 4,715 625
Stericycle Inc
(d)
2,187 97
Tetra Tech Inc 763 108
Waste Management Inc 638 101
$ 1,252
Food - 1 .10%
Albertsons Cos Inc 4,142 85
Campbell Soup Co 4,732 250
Conagra Brands Inc 11,497 422
Flowers Foods Inc 4,473 128
General Mills Inc 14,639 1,194
Grocery Outlet Holding Corp
(d)
2,075 72
Hershey Co/The 492 118
Hormel Foods Corp 7,001 325
Ingredion Inc 1,609 143

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
J M Smucker Co/The 2,535 $ 382
Kellogg Co 2,786 214
Kraft Heinz Co/The 17,075 657
Kroger Co/The 16,020 758
McCormick & Co Inc/MD 284,060 22,338
Mondelez International Inc 33,786 2,077
Performance Food Group Co
(d)
2,563 133
Pilgrim's Pride Corp
(d)
673 16
Post Holdings Inc
(d)
1,357 123
Seaboard Corp 10 37
Tyson Foods Inc 6,957 476
US Foods Holding Corp
(d)
4,967 148
$ 30,096
Forest Products & Paper - 0 .01%
International Paper Co 8,888 299
Gas - 0 .03%
Atmos Energy Corp 3,413 364
National Fuel Gas Co 1,966 133
NiSource Inc 9,829 252
UGI Corp 5,000 176
$ 925
Hand & Machine Tools - 0 .54%
MSA Safety Inc 552 74
Regal Rexnord Corp 1,633 207
Snap-on Inc 1,267 281
Stanley Black & Decker Inc 181,975 14,283
$ 14,845
Healthcare - Products - 2 .65%
10X Genomics Inc
(d)
242 7
Abbott Laboratories 36,495 3,611
Align Technology Inc
(d)
477 93
Avantor Inc
(d)
1,052 21
Azenta Inc 1,805 80
Baxter International Inc 10,381 564
Boston Scientific Corp
(d)
34,889 1,504
Cooper Cos Inc/The 1,185 324
Danaher Corp 149,324 37,580
DENTSPLY SIRONA Inc 5,168 159
Envista Holdings Corp
(d)
4,091 135
Exact Sciences Corp
(d)
3,494 122
Globus Medical Inc
(d)
1,776 119
Henry Schein Inc
(d)
3,348 229
Hologic Inc
(d)
6,008 407
ICU Medical Inc
(d)
400 59
Integra LifeSciences Holdings Corp
(d)
1,710 86
Intuitive Surgical Inc
(d)
688 170
Masimo Corp
(d)
286 38
Medtronic PLC 225,522 19,698
Natera Inc
(d)
150 7
PerkinElmer Inc 3,080 411
QIAGEN NV
(d)
5,538 241
QuidelOrtho Corp
(d)
1,204 108
Repligen Corp
(d)
386 71
STERIS PLC 2,459 424
Stryker Corp 3,993 915
Tandem Diabetes Care Inc
(d)
123 7
Teleflex Inc 1,143 245
Thermo Fisher Scientific Inc 8,428 4,332
Zimmer Biomet Holdings Inc 5,124 581
$ 72,348
Healthcare - Services - 4 .19%
Acadia Healthcare Co Inc
(d)
2,172 177
agilon health Inc
(d)
144 3
Amedisys Inc
(d)
777 76
Catalent Inc
(d)
2,838 187
Centene Corp
(d)
13,966 1,189
Charles River Laboratories International Inc
(d)
85 18
Chemed Corp 230 107
Elevance Health Inc 78,266 42,793
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 2,389 $ 130
Enhabit Inc
(d)
1,194 15
Ginkgo Bioworks Holdings Inc
(d)
15,919 43
HCA Healthcare Inc 5,065 1,102
Humana Inc 910 508
Laboratory Corp of America Holdings 2,231 495
Molina Healthcare Inc
(d)
316 113
Oak Street Health Inc
(d)
2,841 58
Quest Diagnostics Inc 2,857 410
Signify Health Inc
(d)
1,688 49
Syneos Health Inc
(d)
2,113 106
Teladoc Health Inc
(d)
3,596 107
Tenet Healthcare Corp
(d)
2,592 115
UnitedHealth Group Inc 120,195 66,726
Universal Health Services Inc 1,584 184
$ 114,711
Home Builders - 0 .04%
DR Horton Inc 3,754 289
Lennar Corp - A Shares 6,212 501
Lennar Corp - B Shares 418 27
NVR Inc
(d)
22 93
PulteGroup Inc 3,516 141
Thor Industries Inc 1,290 105
Toll Brothers Inc 1,293 56
$ 1,212
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,524 102
Leggett & Platt Inc 3,169 107
Tempur Sealy International Inc 4,179 112
Whirlpool Corp 1,323 183
$ 504
Housewares - 0 .01%
Newell Brands Inc 9,041 125
Scotts Miracle-Gro Co/The 645 29
$ 154
Insurance - 6 .05%
Aflac Inc 15,390 1,002
Allstate Corp/The 195,775 24,716
American Financial Group Inc/OH 1,611 234
American International Group Inc 861,527 49,107
Aon PLC 298 84
Arch Capital Group Ltd
(d)
5,942 342
Arthur J Gallagher & Co 121,402 22,711
Assurant Inc 1,239 168
Assured Guaranty Ltd 1,502 89
Axis Capital Holdings Ltd 1,837 100
Berkshire Hathaway Inc - Class B
(d)
122,071 36,022
Brighthouse Financial Inc
(d)
1,847 105
Brown & Brown Inc 5,334 314
Chubb Ltd 10,220 2,196
Cincinnati Financial Corp 3,800 393
CNA Financial Corp 775 32
Equitable Holdings Inc 9,177 281
Erie Indemnity Co 157 40
Everest Re Group Ltd 657 212
Fidelity National Financial Inc 6,493 256
First American Financial Corp 2,486 125
Globe Life Inc 2,209 255
Hanover Insurance Group Inc/The 864 127
Hartford Financial Services Group Inc/The 7,906 573
Kemper Corp 1,578 75
Lincoln National Corp 3,318 179
Loews Corp 4,990 285
Markel Corp
(d)
253 305
Marsh & McLennan Cos Inc 1,310 212
MetLife Inc 16,501 1,208
MGIC Investment Corp 7,606 104
Old Republic International Corp 7,098 165
Primerica Inc 928 134

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 1,854 $ 238
Prudential Financial Inc 9,167 964
Reinsurance Group of America Inc 1,625 239
RenaissanceRe Holdings Ltd 480 74
Travelers Cos Inc/The 5,853 1,080
Unum Group 4,886 223
Voya Financial Inc 2,401 164
W R Berkley Corp 5,027 374
White Mountains Insurance Group Ltd 68 96
Willis Towers Watson PLC 91,432 19,952
$ 165,555
Internet - 1 .21%
Alphabet Inc - A Shares
(d)
238,972 22,586
Alphabet Inc - C Shares
(d)
17,259 1,634
DoorDash Inc - Class A
(d)
699 31
eBay Inc 11,751 468
F5 Inc
(d)
1,475 211
GoDaddy Inc
(d)
3,323 267
IAC Inc
(d)
1,937 94
Lyft Inc
(d)
1,492 22
Match Group Inc
(d)
435 19
Meta Platforms Inc
(d)
44,247 4,122
Netflix Inc
(d)
5,875 1,715
NortonLifeLock Inc 8,851 200
Okta Inc
(d)
3,173 178
Opendoor Technologies Inc
(d)
8,993 23
Pinterest Inc
(d)
11,061 272
Robinhood Markets Inc
(d),(e)
13,556 158
Roku Inc
(d)
2,095 116
TripAdvisor Inc
(d)
2,288 54
Uber Technologies Inc
(d)
6,186 164
VeriSign Inc
(d)
2,060 413
Wayfair Inc
(d)
686 26
Wix.com Ltd
(d)
288 24
Zillow Group Inc - A Shares
(d)
1,332 41
Zillow Group Inc - C Shares
(d)
3,756 116
$ 32,954
Iron & Steel - 0 .07%
Cleveland-Cliffs Inc
(d)
12,657 164
Nucor Corp 6,435 846
Reliance Steel & Aluminum Co 1,483 299
Steel Dynamics Inc 4,262 401
United States Steel Corp 5,806 118
$ 1,828
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 1,539 109
Carnival Corp
(d),(e)
23,864 216
Harley-Davidson Inc 3,282 141
Norwegian Cruise Line Holdings Ltd
(d)
9,299 157
Peloton Interactive Inc
(d),(e)
7,265 61
Planet Fitness Inc
(d)
540 36
Polaris Inc 356 36
Royal Caribbean Cruises Ltd
(d)
5,379 287
$ 1,043
Lodging - 0 .74%
Boyd Gaming Corp 1,955 113
Hilton Worldwide Holdings Inc 1,854 251
Hyatt Hotels Corp
(d)
1,177 111
Las Vegas Sands Corp
(d)
507,770 19,300
MGM Resorts International 8,074 287
Travel + Leisure Co 581 22
Wyndham Hotels & Resorts Inc 674 51
Wynn Resorts Ltd
(d)
2,265 145
$ 20,280
Machinery - Construction & Mining - 0 .85%
BWX Technologies Inc 1,357 77
Caterpillar Inc 1,681 364
Oshkosh Corp 1,624 143
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Vertiv Holdings Co 1,591,615 $ 22,776
$ 23,360
Machinery - Diversified - 1 .37%
AGCO Corp 1,337 166
Cognex Corp 308 14
Crane Holdings Co 1,178 118
Deere & Co 84,265 33,354
Dover Corp 3,513 459
Enovis Corp
(d)
1,179 58
Esab Corp 1,179 44
Flowserve Corp 3,124 90
Gates Industrial Corp PLC
(d)
2,412 27
Graco Inc 1,286 90
IDEX Corp 1,524 339
Ingersoll Rand Inc 10,017 506
Middleby Corp/The
(d)
1,233 172
Nordson Corp 1,083 244
Otis Worldwide Corp 9,076 641
Rockwell Automation Inc 923 236
Westinghouse Air Brake Technologies Corp 4,420 412
Xylem Inc/NY 3,760 385
$ 37,355
Media - 1 .21%
Altice USA Inc
(d)
733,673 4,850
Cable One Inc 59 51
Comcast Corp - Class A 681,566 21,633
DISH Network Corp
(d)
5,907 88
Fox Corp - A Shares 7,403 214
Fox Corp - B Shares 3,508 95
Liberty Broadband Corp - A Shares
(d)
270 23
Liberty Broadband Corp - C Shares
(d)
1,683 142
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
454 24
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,351 251
Liberty Media Corp-Liberty SiriusXM - A Shares 1,322 56
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,728 115
New York Times Co/The 3,907 113
News Corp - A Shares 9,327 157
News Corp - B Shares 3,077 53
Nexstar Media Group Inc 846 145
Paramount Global - Class A
(e)
241 5
Paramount Global - Class B 14,084 258
Sirius XM Holdings Inc
(e)
17,287 104
Walt Disney Co/The
(d)
41,683 4,441
Warner Bros Discovery Inc
(d)
15,328 199
$ 33,017
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,516 108
Valmont Industries Inc 441 141
$ 249
Mining - 0 .09%
Alcoa Corp 4,439 173
Freeport-McMoRan Inc 35,103 1,113
Newmont Corp 19,419 822
Royal Gold Inc 1,495 142
Southern Copper Corp 710 33
SSR Mining Inc 5,173 71
$ 2,354
Miscellaneous Manufacturers - 1 .54%
3M Co 13,874 1,745
A O Smith Corp 2,376 130
Axon Enterprise Inc
(d)
370 54
Carlisle Cos Inc 196 47
Donaldson Co Inc 2,506 144
Eaton Corp PLC 238,650 35,814
General Electric Co 25,279 1,967
Illinois Tool Works Inc 771 165

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ITT Inc 2,071 $ 158
Parker-Hannifin Corp 2,417 702
Teledyne Technologies Inc
(d)
1,129 449
Textron Inc 5,252 360
Trane Technologies PLC 2,388 381
$ 42,116
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
752 213
Oil & Gas - 9 .89%
Antero Resources Corp
(d)
2,501 92
APA Corp 7,997 364
Chesapeake Energy Corp 2,985 305
Chevron Corp 210,785 38,131
ConocoPhillips 207,641 26,181
Continental Resources Inc/OK 229 17
Coterra Energy Inc 16,250 506
Devon Energy Corp 153,346 11,861
Diamondback Energy Inc 1,855 291
EOG Resources Inc 168,927 23,062
EQT Corp 8,999 377
Exxon Mobil Corp 102,250 11,330
Hess Corp 358,465 50,573
HF Sinclair Corp 3,587 219
Marathon Oil Corp 16,634 507
Marathon Petroleum Corp 12,237 1,390
Occidental Petroleum Corp 3,479 253
Ovintiv Inc 1,815 92
PDC Energy Inc 1,069 77
Phillips 66 450,346 46,967
Pioneer Natural Resources Co 122,428 31,392
Range Resources Corp 2,179 62
Southwestern Energy Co
(d)
25,228 175
Valero Energy Corp 210,015 26,367
$ 270,591
Oil & Gas Services - 0 .79%
Baker Hughes Co 23,450 648
Halliburton Co 522,485 19,029
NOV Inc 9,556 214
Schlumberger NV 34,536 1,797
$ 21,688
Packaging & Containers - 0 .06%
Amcor PLC 36,637 424
AptarGroup Inc 1,641 163
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 2,778 12
Ball Corp 4,613 228
Berry Global Group Inc
(d)
1,646 78
Crown Holdings Inc 341 24
Graphic Packaging Holding Co 1,707 39
Packaging Corp of America 2,249 270
Silgan Holdings Inc 1,986 94
Sonoco Products Co 2,404 149
Westrock Co 6,279 214
$ 1,695
Pharmaceuticals - 8 .56%
Becton Dickinson and Co 123,624 29,171
Bristol-Myers Squibb Co 52,250 4,048
Cardinal Health Inc 6,653 505
Cigna Corp 6,177 1,996
CVS Health Corp 535,504 50,713
Elanco Animal Health Inc
(d)
10,872 143
Eli Lilly & Co 3,832 1,388
Jazz Pharmaceuticals PLC
(d)
1,498 215
Johnson & Johnson 287,045 49,937
McKesson Corp 35,295 13,743
Merck & Co Inc 468,018 47,363
Organon & Co 6,205 162
Perrigo Co PLC 693,354 27,929
Pfizer Inc 138,632 6,453
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Premier Inc 2,922 $ 102
Viatris Inc 29,589 300
$ 234,168
Pipelines - 0 .11%
Antero Midstream Corp 7,936 85
Cheniere Energy Inc 2,597 458
DT Midstream Inc 2,291 137
Kinder Morgan Inc 48,556 880
ONEOK Inc 9,632 571
Williams Cos Inc/The 29,759 974
$ 3,105
Private Equity - 0 .85%
Blackstone Inc 245,947 22,416
Carlyle Group Inc/The 5,053 143
KKR & Co Inc 13,972 679
$ 23,238
Real Estate - 0 .02%
CBRE Group Inc 4,040 286
Howard Hughes Corp/The
(d)
912 56
Jones Lang LaSalle Inc
(d)
1,212 193
WeWork Inc
(d),(e)
3,349 9
$ 544
REITs - 3 .85%
AGNC Investment Corp 12,501 103
Alexandria Real Estate Equities Inc 153,439 22,295
American Homes 4 Rent 7,494 239
American Tower Corp 2,642 547
Americold Realty Trust Inc 6,629 161
Annaly Capital Management Inc 10,824 201
Apartment Income REIT Corp 3,520 135
AvalonBay Communities Inc 3,410 597
Boston Properties Inc 3,826 278
Brixmor Property Group Inc 7,118 152
Camden Property Trust 2,319 268
Cousins Properties Inc 3,552 84
CubeSmart 5,447 228
Digital Realty Trust Inc 6,938 696
Douglas Emmett Inc 3,995 70
EastGroup Properties Inc 1,001 157
EPR Properties 1,811 70
Equinix Inc 547 310
Equity LifeStyle Properties Inc 1,677 107
Equity Residential 9,045 570
Essex Property Trust Inc 1,586 352
Extra Space Storage Inc 2,839 504
Federal Realty Investment Trust 1,956 194
First Industrial Realty Trust Inc 3,235 154
Gaming and Leisure Properties Inc 6,000 301
Healthcare Realty Trust Inc 9,248 188
Healthpeak Properties Inc 13,168 312
Highwoods Properties Inc 2,471 70
Host Hotels & Resorts Inc 17,289 326
Hudson Pacific Properties Inc 3,719 41
Invitation Homes Inc 14,906 472
Iron Mountain Inc 1,768 89
JBG SMITH Properties 2,638 52
Kilroy Realty Corp 2,757 118
Kimco Realty Corp 14,759 316
Lamar Advertising Co 291 27
Life Storage Inc 2,071 229
Medical Properties Trust Inc 14,502 166
Mid-America Apartment Communities Inc 2,802 441
National Retail Properties Inc 4,392 185
National Storage Affiliates Trust 2,070 88
Omega Healthcare Investors Inc 5,781 184
Park Hotels & Resorts Inc 5,574 73
Prologis Inc 229,945 25,466
Public Storage 787 244
Rayonier Inc 3,501 118

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Realty Income Corp 15,175 $ 945
Regency Centers Corp 4,183 253
Rexford Industrial Realty Inc 4,211 233
Rithm Capital Corp 10,282 87
SBA Communications Corp 2,011 543
Simon Property Group Inc 4,102 447
SL Green Realty Corp 1,596 63
Spirit Realty Capital Inc 3,265 127
Starwood Property Trust Inc 7,130 147
STORE Capital Corp 6,188 197
Sun Communities Inc 2,996 404
UDR Inc 7,955 316
Ventas Inc 9,751 382
VICI Properties Inc 1,292,644 41,390
Vornado Realty Trust 4,215 99
Welltower Inc 11,394 695
Weyerhaeuser Co 18,185 562
WP Carey Inc 4,702 359
$ 105,227
Retail - 6 .79%
Advance Auto Parts Inc 152,647 28,990
AutoNation Inc
(d)
939 100
AutoZone Inc
(d)
45 114
Bath & Body Works Inc 5,627 188
Best Buy Co Inc 3,372 231
BJ's Wholesale Club Holdings Inc
(d)
1,205 93
Burlington Stores Inc
(d)
110 16
CarMax Inc
(d)
3,463 218
Casey's General Stores Inc 903 210
Darden Restaurants Inc 820 117
Dick's Sporting Goods Inc 1,354 154
Dollar General Corp 222,909 56,853
Dollar Tree Inc
(d)
3,581 568
Domino's Pizza Inc 236 78
Freshpet Inc
(d)
487 29
GameStop Corp
(d),(e)
6,547 185
Gap Inc/The 5,098 57
Genuine Parts Co 3,115 554
Home Depot Inc/The 84,062 24,893
Kohl's Corp 3,125 94
Leslie's Inc
(d)
355 5
Lithia Motors Inc 50,573 10,021
Lowe's Cos Inc 2,166 422
Macy's Inc 6,946 145
McDonald's Corp 13,720 3,741
MSC Industrial Direct Co Inc 1,140 95
Nordstrom Inc 494 10
Ollie's Bargain Outlet Holdings Inc
(d)
1,446 81
O'Reilly Automotive Inc
(d)
29,896 25,028
Penske Automotive Group Inc 669 75
Petco Health & Wellness Co Inc
(d)
1,960 21
RH
(d)
315 80
Ross Stores Inc 4,855 464
Starbucks Corp 17,944 1,554
Target Corp 5,084 835
Victoria's Secret & Co
(d)
574 22
Walgreens Boots Alliance Inc 17,528 640
Walmart Inc 197,053 28,046
Williams-Sonoma Inc 353 44
Yum! Brands Inc 6,190 732
$ 185,803
Savings & Loans - 0 .00%
New York Community Bancorp Inc
(e)
11,380 106
TFS Financial Corp 1,316 18
$ 124
Semiconductors - 3 .43%
Advanced Micro Devices Inc
(d)
8,370 503
Analog Devices Inc 10,197 1,454
ASML Holding NV - NY Reg Shares 49,747 23,501
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 54,228 $ 25,494
Cirrus Logic Inc
(d)
1,396 94
GLOBALFOUNDRIES Inc
(d),(e)
1,153 65
Intel Corp 100,072 2,845
IPG Photonics Corp
(d)
845 72
Marvell Technology Inc 20,735 823
Microchip Technology Inc 406,148 25,075
Micron Technology Inc 21,957 1,188
MKS Instruments Inc 1,352 111
ON Semiconductor Corp
(d)
3,985 245
Qorvo Inc
(d)
2,539 219
QUALCOMM Inc 88,923 10,463
Skyworks Solutions Inc 3,925 338
Teradyne Inc 360 29
Texas Instruments Inc 7,101 1,141
Wolfspeed Inc
(d)
2,820 222
$ 93,882
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 748 192
Software - 3 .84%
Activision Blizzard Inc 18,989 1,382
Akamai Technologies Inc
(d)
3,871 342
ANSYS Inc
(d)
1,005 222
Bill.com Holdings Inc
(d)
2,380 317
Black Knight Inc
(d)
3,422 207
Broadridge Financial Solutions Inc 269 40
CCC Intelligent Solutions Holdings Inc
(d)
2,515 24
Ceridian HCM Holding Inc
(d)
2,706 179
Concentrix Corp 1,059 129
Coupa Software Inc
(d)
813 43
Definitive Healthcare Corp
(d)
191 3
DoubleVerify Holdings Inc
(d)
166 5
Doximity Inc
(d)
1,436 38
Dropbox Inc - A Shares
(d)
488 11
Electronic Arts Inc 144,481 18,199
Fidelity National Information Services Inc 330,640 27,440
Fiserv Inc
(d)
13,154 1,351
Guidewire Software Inc
(d)
1,992 118
Informatica Inc
(d),(e)
773 15
Jamf Holding Corp
(d)
230 5
Manhattan Associates Inc
(d)
586 71
Microsoft Corp 144,397 33,519
MSCI Inc 476 223
nCino Inc
(d)
1,382 44
Nutanix Inc
(d)
2,457 67
Oracle Corp 198,942 15,532
Paycor HCM Inc
(d)
1,148 35
Playtika Holding Corp
(d)
277 3
Procore Technologies Inc
(d)
421 23
Roper Technologies Inc 2,579 1,069
Salesforce Inc
(d)
18,496 3,007
SentinelOne Inc
(d)
1,238 28
Snowflake Inc - Class A
(d)
493 79
SS&C Technologies Holdings Inc 5,449 280
Take-Two Interactive Software Inc
(d)
664 79
Teradata Corp
(d)
1,162 37
Twilio Inc
(d)
2,605 194
Tyler Technologies Inc
(d)
136 44
UiPath Inc
(d)
8,270 105
Unity Software Inc
(d),(e)
1,660 49
VMware Inc 2,617 295
Zoom Video Communications Inc
(d)
3,057 255
$ 105,108
Telecommunications - 2 .51%
AT&T Inc 1,758,149 32,051
Ciena Corp
(d)
3,670 176
Cisco Systems Inc 101,995 4,634
Corning Inc 17,355 558
Frontier Communications Parent Inc
(d)
5,977 140

Schedule of Investments
LargeCap Value Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Juniper Networks Inc 7,710 $ 236
Lumen Technologies Inc 25,085 185
Motorola Solutions Inc 4,022 1,004
Switch Inc 1,437 49
T-Mobile US Inc
(d)
169,268 25,655
Ubiquiti Inc 102 35
Verizon Communications Inc 103,113 3,853
Viasat Inc
(d)
1,764 72
$ 68,648
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,256 213
Mattel Inc
(d)
4,443 84
$ 297
Transportation - 2 .37%
CH Robinson Worldwide Inc 2,239 219
CSX Corp 39,410 1,145
Expeditors International of Washington Inc 2,814 275
FedEx Corp 5,866 940
JB Hunt Transport Services Inc 197,944 33,862
Kirby Corp
(d)
1,444 101
Knight-Swift Transportation Holdings Inc 3,820 184
Landstar System Inc 123 19
Norfolk Southern Corp 5,769 1,316
Ryder System Inc 1,206 97
Schneider National Inc 1,390 31
Union Pacific Corp 133,286 26,276
United Parcel Service Inc 1,938 325
XPO Logistics Inc
(d)
2,307 119
$ 64,909
Water - 0 .03%
American Water Works Co Inc 4,443 646
Essential Utilities Inc 5,650 250
$ 896
TOTAL COMMON STOCKS $ 2,629,953
Total Investments $ 2,741,997
Other Assets and Liabilities -  (0.25)% (6,918)
TOTAL NET ASSETS - 100.00% $ 2,735,079
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,483 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,425 or 0.05% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .47%
Consumer, Non-cyclical 21 .68%
Industrial 10 .94%
Energy 10 .81%
Technology 8 .95%
Consumer, Cyclical 8 .31%
Communications 4 .95%
Utilities 4 .18%
Basic Materials 3 .86%
Money Market Funds 3 .70%
Investment Companies 0 .40%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 79,338 $ 1,050,212 $ 1,029,899 $ 99,651
$ 79,338 $ 1,050,212 $ 1,029,899 $ 99,651
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 679 $ — $ — $ —
$ 679 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Long 98 $ 19,027 $ (286)
Total $ (286)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
159,900 $ 160
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
1,020 1
$ 161
TOTAL INVESTMENT COMPANIES $ 161
COMMON STOCKS - 100 .03 % Shares Held Value (000's)
Aerospace & Defense - 8 .80%
HEICO Corp - Class A 5,599,754 $ 712,848
TransDigm Group Inc 1,590,737 915,883
$ 1,628,731
Banks - 0 .70%
First Republic Bank/CA 1,070,971 128,624
Beverages - 0 .08%
Brown-Forman Corp - B Shares 212,923 14,479
Building Materials - 4 .69%
Martin Marietta Materials Inc 701,297 235,622
Summit Materials Inc
(d)
3,686,980 97,152
Vulcan Materials Co 3,269,487 535,215
$ 867,989
Chemicals - 0 .97%
Air Products and Chemicals Inc 433,951 108,661
Perimeter Solutions SA
(d)
8,103,363 64,746
Perimeter Solutions SA - Warrants
(d)
2,883,826 5,624
$ 179,031
Commercial Services - 9 .67%
Block Inc
(d)
269,015 16,160
CoStar Group Inc
(d)
11,216,772 927,851
Gartner Inc
(d)
763,142 230,408
Moody's Corp 909,139 240,804
TransUnion 2,859,363 169,474
Verisk Analytics Inc 1,112,157 203,336
$ 1,788,033
Distribution & Wholesale - 5 .63%
Copart Inc
(d)
6,665,650 766,683
Fastenal Co 5,694,230 275,202
$ 1,041,885
Diversified Financial Services - 0 .54%
Brookfield Asset Management Reinsurance
Partners Ltd
(d)
157,227 6,226
Credit Acceptance Corp
(d)
202,395 94,239
$ 100,465
Electric - 3 .62%
Brookfield Infrastructure Partners LP 12,294,685 447,280
Brookfield Renewable Corp 2,129,287 66,072
Brookfield Renewable Partners LP 5,377,724 156,922
$ 670,274
Electronics - 2 .15%
Agilent Technologies Inc 1,950,179 269,807
Mettler-Toledo International Inc
(d)
100,889 127,618
$ 397,425
Entertainment - 3 .65%
Live Nation Entertainment Inc
(d)
5,098,618 405,901
Vail Resorts Inc 1,225,906 268,633
$ 674,534
Healthcare - Products - 1 .06%
IDEXX Laboratories Inc
(d)
542,678 195,190
Home Builders - 1 .78%
Lennar Corp - A Shares 1,732,641 139,824
Lennar Corp - B Shares 38,859 2,534
NVR Inc
(d)
43,941 186,211
$ 328,569
Insurance - 9 .29%
Aon PLC 525,552 147,938
Arch Capital Group Ltd
(d)
4,682,967 269,271
Brown & Brown Inc 7,476,089 439,519
Fidelity National Financial Inc 927,349 36,519
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Corp
(d)
447,344 $ 539,542
Progressive Corp/The 2,221,491 285,239
$ 1,718,028
Internet - 3 .03%
VeriSign Inc
(d)
1,886,390 378,146
Wix.com Ltd
(d)
2,170,736 182,559
$ 560,705
Lodging - 4 .68%
Hilton Worldwide Holdings Inc 5,159,294 697,846
Hyatt Hotels Corp
(d)
1,784,707 168,137
$ 865,983
Machinery - Diversified - 0 .48%
Cognex Corp 1,009,584 46,673
Enovis Corp
(d)
500,271 24,738
Esab Corp 486,731 18,155
$ 89,566
Media - 2 .19%
Liberty Broadband Corp - A Shares
(d)
470,744 40,164
Liberty Broadband Corp - C Shares
(d)
1,277,162 107,831
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
526,842 27,406
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,990,971 230,399
$ 405,800
Private Equity - 8 .94%
Ares Management Corp 1,327,579 100,670
Brookfield Asset Management Inc
(e)
21,240,764 841,347
KKR & Co Inc 11,709,603 569,438
Onex Corp 2,807,276 141,711
$ 1,653,166
Real Estate - 2 .23%
CBRE Group Inc 4,058,773 287,929
Howard Hughes Corp/The
(d)
1,680,908 103,124
Kennedy-Wilson Holdings Inc 1,295,261 21,514
$ 412,567
REITs - 2 .79%
SBA Communications Corp 1,912,318 516,135
Retail - 11 .05%
CarMax Inc
(d)
6,672,424 420,429
Dollar General Corp 1,184,507 302,109
Domino's Pizza Inc 1,076,752 357,740
O'Reilly Automotive Inc
(d)
1,071,359 896,910
Ross Stores Inc 694,336 66,441
$ 2,043,629
Semiconductors - 1 .47%
Microchip Technology Inc 4,394,613 271,323
Software - 10 .54%
ANSYS Inc
(d)
577,109 127,633
Autodesk Inc
(d)
2,094,243 448,796
Black Knight Inc
(d)
5,171,207 312,703
Guidewire Software Inc
(d)
1,487,192 88,354
HubSpot Inc
(d)
7,564 2,243
MSCI Inc 289,621 135,792
Roper Technologies Inc 1,245,129 516,156
Tyler Technologies Inc
(d)
985,897 318,770
$ 1,950,447
TOTAL COMMON STOCKS $ 18,502,578
Total Investments $ 18,502,739
Other Assets and Liabilities -  (0.03)% (4,687)
TOTAL NET ASSETS - 100.00% $ 18,498,052

Schedule of Investments
MidCap Fund
October 31, 2022
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $160 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $154 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 26 .79%
Financial 24 .49%
Industrial 16 .12%
Technology 12 .01%
Consumer, Non-cyclical 10 .81%
Communications 5 .22%
Utilities 3 .62%
Basic Materials 0 .97%
Money Market Funds 0 .00%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Everarc Holdings Ltd $ 33,172 $ — $ 28,838 $ —
Principal Government Money Market Fund - Institutional Class 2.82% 5 922,213 922,217 1
$ 33,177 $ 922,213 $ 951,055 $ 1
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Everarc Holdings Ltd $ — $ — $ — $ (4,334)
Principal Government Money Market Fund - Institutional Class 2.82% 77 — — —
$ 77 $ — $ — $ (4,334)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 5 .57 % Shares Held Value (000's)
Money Market Funds - 5 .57%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
1,673,644 $ 1,674
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
11,494,757 11,495
$ 13,169
TOTAL INVESTMENT COMPANIES $ 13,169
COMMON STOCKS - 95 .38 % Shares Held Value (000's)
Advertising - 1 .44%
Trade Desk Inc/The
(d)
63,758 $ 3,394
Apparel - 1 .78%
Deckers Outdoor Corp
(d)
12,005 4,201
Automobile Parts & Equipment - 1 .77%
Visteon Corp
(d)
32,006 4,176
Beverages - 2 .63%
Celsius Holdings Inc
(d)
68,172 6,209
Biotechnology - 8 .44%
Argenx SE ADR
(d)
16,537 6,415
Corteva Inc 71,801 4,691
Seagen Inc
(d)
22,906 2,913
United Therapeutics Corp
(d)
25,657 5,915
$ 19,934
Building Materials - 1 .06%
Vulcan Materials Co 15,316 2,507
Commercial Services - 5 .08%
Cintas Corp 9,971 4,263
Quanta Services Inc 36,488 5,183
United Rentals Inc
(d)
8,068 2,547
$ 11,993
Computers - 2 .34%
Crowdstrike Holdings Inc
(d)
14,768 2,381
Pure Storage Inc
(d)
102,245 3,155
$ 5,536
Diversified Financial Services - 2 .57%
Ameriprise Financial Inc 11,813 3,652
Interactive Brokers Group Inc - A Shares 30,269 2,426
$ 6,078
Electrical Components & Equipment - 0 .93%
ChargePoint Holdings Inc
(d),(e)
156,209 2,184
Electronics - 5 .32%
Agilent Technologies Inc 22,553 3,120
Hubbell Inc 20,939 4,973
Keysight Technologies Inc
(d)
25,720 4,479
$ 12,572
Energy - Alternate Sources - 3 .56%
Enphase Energy Inc
(d)
18,959 5,821
First Solar Inc
(d)
17,781 2,588
$ 8,409
Food - 2 .47%
Hershey Co/The 24,477 5,844
Healthcare - Products - 5 .39%
Insulet Corp
(d)
12,348 3,196
Repligen Corp
(d)
14,272 2,604
Shockwave Medical Inc
(d)
10,376 3,042
STAAR Surgical Co
(d)
54,793 3,883
$ 12,725
Healthcare - Services - 4 .56%
Acadia Healthcare Co Inc
(d)
48,848 3,971
Centene Corp
(d)
34,987 2,979
Molina Healthcare Inc
(d)
10,670 3,829
$ 10,779
Internet - 2 .76%
Etsy Inc
(d)
42,242 3,967
Pinterest Inc
(d)
103,616 2,549
$ 6,516
Lodging - 1 .14%
Hilton Worldwide Holdings Inc 19,938 2,697
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .74%
Chart Industries Inc
(d)
18,468 $ 4,116
Metal Fabrication & Hardware - 2 .07%
RBC Bearings Inc
(d)
19,306 4,895
Oil & Gas - 2 .69%
Matador Resources Co 54,997 3,654
Range Resources Corp 95,121 2,709
$ 6,363
Pharmaceuticals - 3 .12%
Dexcom Inc
(d)
23,038 2,782
Option Care Health Inc
(d)
151,191 4,575
$ 7,357
Pipelines - 1 .92%
Cheniere Energy Inc 25,741 4,541
Retail - 13 .09%
Academy Sports & Outdoors Inc 70,254 3,093
BJ's Wholesale Club Holdings Inc
(d)
49,352 3,820
Chipotle Mexican Grill Inc
(d)
2,900 4,345
Floor & Decor Holdings Inc
(d)
27,681 2,031
Lululemon Athletica Inc
(d)
8,289 2,727
Tractor Supply Co 10,618 2,334
Ulta Beauty Inc
(d)
14,767 6,193
Wingstop Inc 40,303 6,384
$ 30,927
Semiconductors - 2 .54%
Marvell Technology Inc 49,480 1,964
ON Semiconductor Corp
(d)
65,511 4,024
$ 5,988
Software - 9 .40%
Cadence Design Systems Inc
(d)
20,826 3,153
Manhattan Associates Inc
(d)
32,328 3,933
Privia Health Group Inc
(d)
116,649 3,905
Procore Technologies Inc
(d)
66,462 3,633
Snowflake Inc - Class A
(d)
27,284 4,374
Synopsys Inc
(d)
10,924 3,196
$ 22,194
Telecommunications - 5 .57%
Arista Networks Inc
(d)
23,542 2,845
Calix Inc
(d)
61,652 4,540
Motorola Solutions Inc 23,135 5,777
$ 13,162
TOTAL COMMON STOCKS $ 225,297
Total Investments $ 238,466
Other Assets and Liabilities -  (0.95)% (2,245)
TOTAL NET ASSETS - 100.00% $ 236,221
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,674 or
0.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,671 or 0.71% of net assets.

Schedule of Investments
MidCap Growth Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31 .69%
Consumer, Cyclical 17 .78%
Technology 14 .28%
Industrial 11 .12%
Communications 9 .77%
Energy 8 .17%
Money Market Funds 5 .57%
Financial 2 .57%
Other Assets and Liabilities
( 0 .95 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 5,178 $ 228,900 $ 222,583 $ 11,495
$ 5,178 $ 228,900 $ 222,583 $ 11,495
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 60 $ — $ — $ —
$ 60 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3 .68 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Russell Mid-Cap Growth ETF
(a)
29,600 $ 2,506
Money Market Funds - 3 .46%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(b),(c)
3,513,770 3,514
Principal Government Money Market Fund -
Institutional Class 2.82%
(b),(d)
36,945,677 36,946
$ 40,460
TOTAL INVESTMENT COMPANIES $ 42,966
COMMON STOCKS - 96 .31 % Shares Held Value (000's)
Advertising - 0 .10%
Trade Desk Inc/The
(e)
22,221 $ 1,183
Aerospace & Defense - 1 .96%
HEICO Corp 78,608 12,785
HEICO Corp - Class A 3,744 477
Howmet Aerospace Inc 1,860 66
L3Harris Technologies Inc 20,824 5,132
Spirit AeroSystems Holdings Inc 5,013 116
TransDigm Group Inc 7,516 4,328
$ 22,904
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
558 44
Airlines - 0 .09%
Delta Air Lines Inc
(e)
32,414 1,100
Apparel - 0 .04%
Deckers Outdoor Corp
(e)
1,178 412
Skechers USA Inc
(e)
1,022 35
Tapestry Inc 1,722 55
$ 502
Automobile Manufacturers - 0 .03%
Lucid Group Inc
(a),(e)
25,272 361
Automobile Parts & Equipment - 0 .51%
Allison Transmission Holdings Inc 3,870 164
Aptiv PLC
(e)
63,044 5,741
$ 5,905
Banks - 1 .00%
First Citizens BancShares Inc/NC 152 125
Pinnacle Financial Partners Inc 131,307 10,897
Signature Bank/New York NY 159 25
SVB Financial Group
(e)
1,896 438
Western Alliance Bancorp 3,275 220
$ 11,705
Beverages - 1 .50%
Boston Beer Co Inc/The
(e)
15,031 5,611
Brown-Forman Corp - A Shares 1,353 93
Brown-Forman Corp - B Shares 5,464 372
Celsius Holdings Inc
(e)
24,285 2,212
Constellation Brands Inc 17,097 4,224
Monster Beverage Corp
(e)
52,806 4,949
$ 17,461
Biotechnology - 2 .35%
Alnylam Pharmaceuticals Inc
(e)
21,523 4,461
Certara Inc
(e)
3,800 46
Corteva Inc 145,849 9,530
Exelixis Inc
(e)
13,852 230
Guardant Health Inc
(e)
4,933 244
Horizon Therapeutics Plc
(e)
61,023 3,803
Incyte Corp
(e)
7,992 594
Ionis Pharmaceuticals Inc
(e)
6,570 290
Maravai LifeSciences Holdings Inc
(e)
5,558 92
Mirati Therapeutics Inc
(e)
16,380 1,103
Moderna Inc
(e)
9,288 1,396
Novavax Inc
(a),(e)
3,950 88
Sarepta Therapeutics Inc
(e)
4,260 486
Seagen Inc
(e)
39,480 5,020
Ultragenyx Pharmaceutical Inc
(e)
2,633 107
$ 27,490
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1 .66%
Armstrong World Industries Inc 1,347 $ 102
Eagle Materials Inc 1,571 192
Fortune Brands Home & Security Inc 92,352 5,571
Louisiana-Pacific Corp 360 20
Martin Marietta Materials Inc 23,635 7,941
Masco Corp 594 28
Trex Co Inc
(e)
103,826 4,993
Vulcan Materials Co 3,271 535
$ 19,382
Chemicals - 1 .12%
Albemarle Corp 37,125 10,390
Axalta Coating Systems Ltd
(e)
2,716 63
CF Industries Holdings Inc 10,069 1,070
Chemours Co/The 4,711 135
FMC Corp 2,180 259
Mosaic Co/The 2,148 115
PPG Industries Inc 6,337 724
RPM International Inc 329 31
Valvoline Inc 8,952 263
$ 13,050
Commercial Services - 7 .16%
Booz Allen Hamilton Holding Corp 69,889 7,607
Bright Horizons Family Solutions Inc
(e)
821 54
Cintas Corp 4,091 1,749
CoStar Group Inc
(e)
151,304 12,516
Driven Brands Holdings Inc
(e)
162 5
Equifax Inc 3,077 522
Euronet Worldwide Inc
(e)
73,239 6,153
FleetCor Technologies Inc
(e)
33,429 6,222
FTI Consulting Inc
(e)
716 111
Gartner Inc
(e)
3,887 1,174
Global Payments Inc 49,079 5,608
GXO Logistics Inc
(e)
582 21
H&R Block Inc 6,668 274
MarketAxess Holdings Inc 17,892 4,367
Mister Car Wash Inc
(a),(e)
2,886 25
Moody's Corp 12,796 3,389
Morningstar Inc 1,140 265
Paylocity Holding Corp
(e)
2,009 466
Quanta Services Inc 3,933 559
Ritchie Bros Auctioneers Inc 140,173 9,158
Robert Half International Inc 4,806 367
Rollins Inc 10,861 457
Shift4 Payments Inc
(e)
2,555 117
Toast Inc
(e)
12,572 278
TransUnion 196,664 11,656
United Rentals Inc
(e)
27,250 8,603
Verisk Analytics Inc 7,866 1,438
WEX Inc
(e)
1,617 265
WillScot Mobile Mini Holdings Corp
(e)
5,604 238
$ 83,664
Computers - 4 .28%
Crowdstrike Holdings Inc
(e)
74,160 11,954
Dell Technologies Inc 2,007 77
EPAM Systems Inc
(e)
34,327 12,014
Fortinet Inc
(e)
137,250 7,845
Genpact Ltd 4,825 234
Globant SA
(e)
55,957 10,558
HP Inc 24,050 664
KBR Inc 4,547 226
NCR Corp
(e)
211,836 4,504
NetApp Inc 11,123 771
Pure Storage Inc
(e)
14,243 440
Thoughtworks Holding Inc
(e)
4,309 41
Zscaler Inc
(e)
4,215 650
$ 49,978

Schedule of Investments
MidCap Growth Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .14%
Avery Dennison Corp 2,536 $ 430
Church & Dwight Co Inc 5,569 413
Clorox Co/The 5,173 755
$ 1,598
Cosmetics & Personal Care - 0 .00%
Olaplex Holdings Inc
(e)
6,291 28
Distribution & Wholesale - 5 .41%
Copart Inc
(e)
106,686 12,271
Core & Main Inc
(e)
1,233 29
Fastenal Co 201,379 9,733
IAA Inc
(e)
90,266 3,424
Pool Corp 54,732 16,651
SiteOne Landscape Supply Inc
(e)
1,369 159
Watsco Inc 28,218 7,646
WESCO International Inc
(e)
1,193 164
WW Grainger Inc 22,442 13,114
$ 63,191
Diversified Financial Services - 2 .12%
Ameriprise Financial Inc 3,491 1,079
Apollo Global Management Inc 17,720 981
Blue Owl Capital Inc 21,045 211
Credit Acceptance Corp
(e)
34 16
LPL Financial Holdings Inc 86,249 22,050
Raymond James Financial Inc 790 93
Rocket Cos Inc
(a)
3,211 22
Tradeweb Markets Inc 3,445 190
Upstart Holdings Inc
(a),(e)
682 16
UWM Holdings Corp
(a)
4,262 14
Western Union Co/The 6,544 88
$ 24,760
Electric - 0 .04%
AES Corp/The 6,080 159
Vistra Corp 12,007 276
$ 435
Electrical Components & Equipment - 0 .54%
ChargePoint Holdings Inc
(a),(e)
12,665 177
Generac Holdings Inc
(e)
50,742 5,882
Universal Display Corp 2,199 209
$ 6,268
Electronics - 2 .78%
Agilent Technologies Inc 13,638 1,887
Allegion plc 3,513 368
Amphenol Corp 22,363 1,696
Arrow Electronics Inc
(e)
162 16
Coherent Corp
(e)
1,020 34
Jabil Inc 5,548 357
Keysight Technologies Inc
(e)
134,792 23,474
Mettler-Toledo International Inc
(e)
3,539 4,476
National Instruments Corp 860 33
Vontier Corp 4,979 95
$ 32,436
Energy - Alternate Sources - 1 .28%
Enphase Energy Inc
(e)
35,772 10,982
Enviva Inc 1,549 93
Plug Power Inc
(e)
13,068 209
SolarEdge Technologies Inc
(e)
16,140 3,712
$ 14,996
Engineering & Construction - 0 .02%
AECOM 407 30
TopBuild Corp
(e)
1,380 235
$ 265
Entertainment - 0 .86%
Caesars Entertainment Inc
(e)
119,444 5,224
Churchill Downs Inc 1,835 382
DraftKings Inc
(e)
16,399 259
Live Nation Entertainment Inc
(e)
3,899 310
Madison Square Garden Sports Corp 481 75
Six Flags Entertainment Corp
(e)
1,882 42
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Vail Resorts Inc 16,987 $ 3,722
$ 10,014
Environmental Control - 1 .33%
Republic Services Inc 668 89
Tetra Tech Inc 1,108 156
Waste Connections Inc 115,845 15,281
$ 15,526
Food - 0 .90%
Grocery Outlet Holding Corp
(e)
331 11
Hershey Co/The 6,409 1,530
Kellogg Co 7,003 538
Lamb Weston Holdings Inc 96,289 8,302
Performance Food Group Co
(e)
2,378 124
Pilgrim's Pride Corp
(e)
1,247 29
$ 10,534
Gas - 0 .00%
National Fuel Gas Co 359 24
Hand & Machine Tools - 0 .04%
Lincoln Electric Holdings Inc 2,836 403
MSA Safety Inc 721 97
$ 500
Healthcare - Products - 6 .43%
10X Genomics Inc
(e)
4,175 113
ABIOMED Inc
(e)
2,262 570
Align Technology Inc
(e)
36,527 7,097
Avantor Inc
(e)
28,685 579
Bio-Techne Corp 9,316 2,760
Bruker Corp 5,507 341
Exact Sciences Corp
(e)
1,601 56
Globus Medical Inc
(e)
26,958 1,806
ICU Medical Inc
(e)
189 28
IDEXX Laboratories Inc
(e)
35,977 12,940
Insulet Corp
(e)
57,849 14,972
Masimo Corp
(e)
1,838 242
Natera Inc
(e)
4,057 190
Novocure Ltd
(e)
5,230 369
Penumbra Inc
(e)
1,805 309
Repligen Corp
(e)
68,204 12,446
ResMed Inc 67,500 15,100
Tandem Diabetes Care Inc
(e)
35,177 1,976
Waters Corp
(e)
3,032 907
West Pharmaceutical Services Inc 9,937 2,287
$ 75,088
Healthcare - Services - 2 .89%
agilon health Inc
(e)
8,940 178
Catalent Inc
(e)
97,107 6,383
Charles River Laboratories International Inc
(e)
15,264 3,239
Chemed Corp 6,186 2,888
DaVita Inc
(e)
2,854 208
Ginkgo Bioworks Holdings Inc
(a),(e)
8,391 23
ICON PLC
(e)
54,419 10,766
IQVIA Holdings Inc
(e)
9,395 1,970
Molina Healthcare Inc
(e)
22,306 8,005
Signify Health Inc
(e)
198 6
Sotera Health Co
(e)
5,003 34
Syneos Health Inc
(e)
907 46
Teladoc Health Inc
(e)
781 23
$ 33,769
Home Builders - 0 .71%
DR Horton Inc 98,468 7,570
NVR Inc
(e)
110 466
PulteGroup Inc 4,560 182
Toll Brothers Inc 2,825 122
$ 8,340
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 698 32

Schedule of Investments
MidCap Growth Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0 .67%
Arch Capital Group Ltd
(e)
5,829 $ 335
Arthur J Gallagher & Co 1,201 225
Assurant Inc 164 22
Brown & Brown Inc 909 53
Erie Indemnity Co 939 241
Everest Re Group Ltd 608 196
Kinsale Capital Group Inc 19,285 6,078
Lincoln National Corp 1,778 96
Markel Corp
(e)
155 187
RenaissanceRe Holdings Ltd 1,193 185
Ryan Specialty Holdings Inc
(e)
4,163 187
$ 7,805
Internet - 2 .20%
CDW Corp/DE 69,298 11,975
DoorDash Inc - Class A
(e)
11,199 488
eBay Inc 3,619 144
Etsy Inc
(e)
46,298 4,348
Expedia Group Inc
(e)
7,657 716
GoDaddy Inc
(e)
1,094 88
Lyft Inc
(e)
12,567 184
Match Group Inc
(e)
13,517 584
NortonLifeLock Inc 10,355 233
Okta Inc
(e)
1,027 58
Opendoor Technologies Inc
(e)
6,410 17
Palo Alto Networks Inc
(e)
30,049 5,156
Pinterest Inc
(e)
6,222 153
Roku Inc
(e)
1,715 95
Spotify Technology SA
(e)
7,088 571
TripAdvisor Inc
(e)
419 10
VeriSign Inc
(e)
509 102
Wayfair Inc
(a),(e)
2,506 95
Wix.com Ltd
(e)
2,114 178
Zendesk Inc
(e)
6,153 472
Zillow Group Inc - A Shares
(e)
177 5
Zillow Group Inc - C Shares
(e)
495 15
$ 25,687
Leisure Products & Services - 0 .63%
Brunswick Corp/DE 653 46
Norwegian Cruise Line Holdings Ltd
(e)
1,567 27
Planet Fitness Inc
(e)
105,905 6,935
Polaris Inc 2,119 215
YETI Holdings Inc
(e)
4,367 140
$ 7,363
Lodging - 0 .70%
Choice Hotels International Inc 1,703 221
Hilton Worldwide Holdings Inc 9,892 1,338
Hyatt Hotels Corp
(e)
62,831 5,919
Las Vegas Sands Corp
(e)
6,246 237
Travel + Leisure Co 2,994 114
Wyndham Hotels & Resorts Inc 3,119 237
Wynn Resorts Ltd
(e)
665 43
$ 8,109
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 1,802 102
Vertiv Holdings Co 2,428 35
$ 137
Machinery - Diversified - 3 .80%
AGCO Corp 414 51
Cognex Corp 101,975 4,715
Graco Inc 132,342 9,208
IDEX Corp 51,163 11,374
Ingersoll Rand Inc 193,516 9,772
Middleby Corp/The
(e)
187 26
Nordson Corp 686 154
Otis Worldwide Corp 2,614 185
Rockwell Automation Inc 3,975 1,015
Toro Co/The 5,282 557
Westinghouse Air Brake Technologies Corp 76,561 7,142
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Xylem Inc/NY 1,269 $ 130
$ 44,329
Media - 0 .24%
Cable One Inc 182 156
FactSet Research Systems Inc 1,922 818
Liberty Broadband Corp - A Shares
(e)
432 37
Liberty Broadband Corp - C Shares
(e)
2,907 245
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
120 6
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
1,137 66
Liberty Media Corp-Liberty SiriusXM - A Shares 1,056 45
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
2,178 92
Nexstar Media Group Inc 172 29
Warner Bros Discovery Inc
(e)
87,685 1,140
World Wrestling Entertainment Inc 2,179 172
$ 2,806
Metal Fabrication & Hardware - 1 .84%
Advanced Drainage Systems Inc 91,912 10,651
RBC Bearings Inc
(e)
42,382 10,745
Valmont Industries Inc 147 47
$ 21,443
Mining - 0 .01%
MP Materials Corp
(e)
4,593 138
Royal Gold Inc 216 21
$ 159
Miscellaneous Manufacturers - 0 .22%
A O Smith Corp 1,546 85
Axon Enterprise Inc
(e)
2,646 385
Carlisle Cos Inc 2,194 524
Donaldson Co Inc 1,048 60
Parker-Hannifin Corp 1,471 427
Trane Technologies PLC 6,866 1,096
$ 2,577
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(e)
1,072 304
Oil & Gas - 1 .44%
Antero Resources Corp
(e)
154,736 5,672
Continental Resources Inc/OK 1,374 102
Coterra Energy Inc 6,478 202
Devon Energy Corp 16,292 1,260
Diamondback Energy Inc 41,040 6,448
Hess Corp 11,166 1,575
Ovintiv Inc 9,212 467
PDC Energy Inc 2,567 185
Range Resources Corp 8,561 244
Southwestern Energy Co
(e)
4,000 28
Texas Pacific Land Corp 290 668
$ 16,851
Oil & Gas Services - 1 .51%
Baker Hughes Co 390,905 10,812
Halliburton Co 187,193 6,818
$ 17,630
Packaging & Containers - 0 .12%
Ardagh Metal Packaging SA 2,469 11
Ball Corp 6,215 307
Berry Global Group Inc
(e)
3,062 145
Crown Holdings Inc 5,186 356
Graphic Packaging Holding Co 11,936 274
Sealed Air Corp 7,378 351
$ 1,444
Pharmaceuticals - 2 .97%
AmerisourceBergen Corp 7,476 1,175
Dexcom Inc
(e)
146,811 17,732
McKesson Corp 20,695 8,058
Neurocrine Biosciences Inc
(e)
21,880 2,519

Schedule of Investments
MidCap Growth Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 34,769 $ 5,243
$ 34,727
Pipelines - 0 .20%
Cheniere Energy Inc 7,248 1,279
New Fortress Energy Inc 2,439 134
ONEOK Inc 2,543 151
Targa Resources Corp 11,440 782
$ 2,346
Private Equity - 0 .05%
Ares Management Corp 7,679 582
Real Estate - 0 .05%
CBRE Group Inc 7,918 562
REITs - 1 .04%
Apartment Income REIT Corp 632 24
Camden Property Trust 440 51
Equity LifeStyle Properties Inc 5,511 353
Extra Space Storage Inc 798 142
Iron Mountain Inc 10,946 548
Lamar Advertising Co 3,852 355
SBA Communications Corp 36,209 9,773
Simon Property Group Inc 8,012 873
$ 12,119
Retail - 9 .25%
Advance Auto Parts Inc 244 46
AutoZone Inc
(e)
5,530 14,007
Best Buy Co Inc 3,185 218
BJ's Wholesale Club Holdings Inc
(e)
4,280 331
Burlington Stores Inc
(e)
3,123 446
CarMax Inc
(e)
941 59
Carvana Co
(a),(e)
5,280 71
Chipotle Mexican Grill Inc
(e)
13,283 19,902
Darden Restaurants Inc 4,525 648
Dollar Tree Inc
(e)
3,335 529
Domino's Pizza Inc 1,329 442
Five Below Inc
(e)
55,804 8,167
Floor & Decor Holdings Inc
(e)
98,382 7,218
Freshpet Inc
(e)
42,888 2,528
Genuine Parts Co 569 101
Leslie's Inc
(a),(e)
7,136 100
Lululemon Athletica Inc
(e)
28,543 9,392
Nordstrom Inc 4,842 99
Ollie's Bargain Outlet Holdings Inc
(e)
162 9
O'Reilly Automotive Inc
(e)
14,696 12,303
RH
(e)
375 95
Ross Stores Inc 7,412 709
Tractor Supply Co 50,878 11,182
Ulta Beauty Inc
(e)
27,128 11,377
Victoria's Secret & Co
(e)
2,993 113
Wendy's Co/The 8,634 179
Williams-Sonoma Inc 61,333 7,595
Yum! Brands Inc 1,667 197
$ 108,063
Semiconductors - 3 .59%
Allegro MicroSystems Inc
(e)
3,356 85
Entegris Inc 54,159 4,297
GLOBALFOUNDRIES Inc
(a),(e)
776 44
Lattice Semiconductor Corp
(e)
148,535 7,205
Marvell Technology Inc 170,293 6,757
Microchip Technology Inc 23,271 1,437
Monolithic Power Systems Inc 45,791 15,545
ON Semiconductor Corp
(e)
13,710 842
Teradyne Inc 7,192 585
Wolfspeed Inc
(e)
64,562 5,084
$ 41,881
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 438 113
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 15 .91%
Alteryx Inc
(e)
3,002 $ 146
ANSYS Inc
(e)
35,940 7,948
AppLovin Corp
(a),(e)
11,079 188
Aspen Technology Inc
(e)
1,365 330
Bentley Systems Inc 8,535 301
Bill.com Holdings Inc
(e)
31,440 4,193
Black Knight Inc
(e)
727 44
Broadridge Financial Solutions Inc 72,529 10,884
Cadence Design Systems Inc
(e)
84,567 12,803
CCC Intelligent Solutions Holdings Inc
(e)
3,321 31
Ceridian HCM Holding Inc
(e)
1,316 87
Cloudflare Inc
(e)
14,148 797
Confluent Inc
(e)
6,287 169
Coupa Software Inc
(e)
2,117 113
Datadog Inc
(e)
49,398 3,977
Definitive Healthcare Corp
(e)
846 13
DocuSign Inc
(e)
10,002 483
DoubleVerify Holdings Inc
(e)
2,788 81
Doximity Inc
(e)
225,339 5,965
Dropbox Inc - A Shares
(e)
12,918 281
Dynatrace Inc
(e)
10,069 355
Elastic NV
(e)
3,918 251
Electronic Arts Inc 871 110
Fair Isaac Corp
(e)
10,655 5,102
Five9 Inc
(e)
44,218 2,665
HubSpot Inc
(e)
2,305 684
Informatica Inc
(a),(e)
317 6
Jack Henry & Associates Inc 56,989 11,344
Jamf Holding Corp
(e)
2,832 67
Manhattan Associates Inc
(e)
1,960 238
MongoDB Inc
(e)
3,302 604
MSCI Inc 41,442 19,431
nCino Inc
(e)
698 22
New Relic Inc
(e)
2,657 157
Nutanix Inc
(e)
5,648 155
Palantir Technologies Inc
(e)
91,587 805
Paychex Inc 16,336 1,933
Paycom Software Inc
(e)
52,748 18,251
Pegasystems Inc 2,092 78
Playtika Holding Corp
(e)
4,783 45
Procore Technologies Inc
(e)
2,545 139
PTC Inc
(e)
95,537 11,256
RingCentral Inc
(e)
4,314 153
ROBLOX Corp
(e)
22,289 997
SentinelOne Inc
(e)
6,580 150
Smartsheet Inc
(e)
6,349 222
Snowflake Inc - Class A
(e)
25,313 4,058
Splunk Inc
(e)
8,150 677
Synopsys Inc
(e)
93,717 27,417
Take-Two Interactive Software Inc
(e)
41,362 4,900
Teradata Corp
(e)
2,808 89
Twilio Inc
(e)
3,282 244
Tyler Technologies Inc
(e)
61,413 19,857
UiPath Inc
(e)
1,737 22
Unity Software Inc
(a),(e)
7,097 209
Veeva Systems Inc
(e)
18,873 3,169
Zoom Video Communications Inc
(e)
6,445 538
ZoomInfo Technologies Inc
(e)
13,915 620
$ 185,854
Telecommunications - 1 .04%
Arista Networks Inc
(e)
98,168 11,865
Corning Inc 2,255 73
Switch Inc 4,388 149
Ubiquiti Inc 87 30
$ 12,117
Toys, Games & Hobbies - 0 .01%
Mattel Inc
(e)
8,577 163

Schedule of Investments
MidCap Growth Fund III
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .48%
CH Robinson Worldwide Inc 1,664 $ 163
Expeditors International of Washington Inc 2,552 250
JB Hunt Transport Services Inc 36,130 6,181
Landstar System Inc 1,632 255
Old Dominion Freight Line Inc 37,760 10,368
XPO Logistics Inc
(e)
394 20
$ 17,237
TOTAL COMMON STOCKS $ 1,124,941
Total Investments $ 1,167,907
Other Assets and Liabilities -  0.01% 119
TOTAL NET ASSETS - 100.00% $ 1,168,026
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,423 or 0.29% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,514 or
0.30% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 24 .34%
Technology 23 .81%
Consumer, Cyclical 18 .24%
Industrial 15 .81%
Financial 4 .93%
Energy 4 .43%
Communications 3 .58%
Money Market Funds 3 .46%
Basic Materials 1 .13%
Investment Companies 0 .22%
Utilities 0 .04%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 26,769 $ 776,874 $ 766,697 $ 36,946
$ 26,769 $ 776,874 $ 766,697 $ 36,946
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 245 $ — $ — $ —
$ 245 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2022 Long 48 $ 11,710 $ 426
Total $ 426
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Core S&P Mid-Cap ETF 11,800 $ 2,862
Money Market Funds - 3 .46%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
6,686,781 6,687
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
36,160,233 36,160
$ 42,847
TOTAL INVESTMENT COMPANIES $ 45,709
COMMON STOCKS - 96 .62 % Shares Held Value (000's)
Aerospace & Defense - 0 .65%
Curtiss-Wright Corp 22,180 $ 3,722
Hexcel Corp 48,583 2,706
Mercury Systems Inc
(d)
33,316 1,613
$ 8,041
Agriculture - 0 .59%
Darling Ingredients Inc
(d)
92,641 7,270
Airlines - 0 .12%
JetBlue Airways Corp
(d)
187,076 1,504
Apparel - 1 .79%
Capri Holdings Ltd
(d)
79,736 3,642
Carter's Inc 22,526 1,529
Columbia Sportswear Co 20,443 1,523
Crocs Inc
(d)
35,613 2,520
Deckers Outdoor Corp
(d)
15,326 5,363
Hanesbrands Inc 201,570 1,375
PVH Corp 38,679 1,985
Skechers USA Inc
(d)
77,917 2,683
Under Armour Inc - Class A
(d)
108,999 812
Under Armour Inc - Class C
(d)
115,303 756
$ 22,188
Automobile Parts & Equipment - 1 .43%
Adient PLC
(d)
54,768 1,916
Dana Inc 73,701 1,176
Fox Factory Holding Corp
(d)
24,414 2,145
Gentex Corp 135,825 3,598
Goodyear Tire & Rubber Co/The
(d)
163,364 2,075
Lear Corp 34,298 4,757
Visteon Corp
(d)
16,246 2,120
$ 17,787
Banks - 7 .31%
Associated Banc-Corp 86,825 2,114
Bank of Hawaii Corp 23,212 1,763
Bank OZK 64,241 2,761
Cadence Bank 105,401 2,914
Cathay General Bancorp 42,990 1,960
Commerce Bancshares Inc/MO 63,020 4,464
Cullen/Frost Bankers Inc 37,043 5,744
East West Bancorp Inc 81,404 5,826
First Financial Bankshares Inc 74,929 2,884
First Horizon Corp 309,978 7,598
FNB Corp/PA 202,605 2,928
Fulton Financial Corp 96,674 1,762
Glacier Bancorp Inc 63,983 3,665
Hancock Whitney Corp 49,515 2,766
Home BancShares Inc/AR 110,167 2,808
International Bancshares Corp 30,562 1,516
Old National Bancorp/IN 169,193 3,309
PacWest Bancorp 68,033 1,691
Pinnacle Financial Partners Inc 44,144 3,664
Prosperity Bancshares Inc 52,691 3,771
Synovus Financial Corp 83,975 3,346
Texas Capital Bancshares Inc
(d)
28,817 1,729
UMB Financial Corp 25,113 2,090
Umpqua Holdings Corp 125,382 2,493
United Bankshares Inc/WV 77,743 3,293
Valley National Bancorp 242,763 2,882
Webster Financial Corp 101,573 5,511
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wintrust Financial Corp 35,085 $ 3,285
$ 90,537
Beverages - 0 .44%
Boston Beer Co Inc/The
(d)
5,492 2,050
Celsius Holdings Inc
(d)
23,157 2,109
Coca-Cola Consolidated Inc 2,659 1,295
$ 5,454
Biotechnology - 1 .22%
Arrowhead Pharmaceuticals Inc
(d)
61,145 2,129
Exelixis Inc
(d)
185,910 3,082
Halozyme Therapeutics Inc
(d)
79,590 3,805
United Therapeutics Corp
(d)
26,293 6,061
$ 15,077
Building Materials - 2 .28%
Builders FirstSource Inc
(d)
90,158 5,559
Eagle Materials Inc 21,770 2,663
Lennox International Inc 18,626 4,350
Louisiana-Pacific Corp 42,674 2,417
MDU Resources Group Inc 117,468 3,346
Owens Corning 55,594 4,759
Simpson Manufacturing Co Inc 24,936 2,132
Trex Co Inc
(d)
63,695 3,063
$ 28,289
Chemicals - 2 .43%
Ashland Inc 28,772 3,019
Avient Corp 49,379 1,703
Cabot Corp 32,521 2,390
Chemours Co/The 89,618 2,566
Ingevity Corp
(d)
20,661 1,390
NewMarket Corp 3,990 1,214
Olin Corp 77,976 4,129
RPM International Inc 74,524 7,048
Sensient Technologies Corp 24,284 1,735
Valvoline Inc 102,258 3,002
Westlake Corp 19,939 1,927
$ 30,123
Commercial Services - 4 .21%
ASGN Inc
(d)
28,998 2,458
Avis Budget Group Inc
(d)
16,659 3,939
Brink's Co/The 27,290 1,627
Euronet Worldwide Inc
(d)
27,210 2,286
FTI Consulting Inc
(d)
19,953 3,105
Graham Holdings Co 2,241 1,398
Grand Canyon Education Inc
(d)
18,464 1,858
GXO Logistics Inc
(d)
68,518 2,504
H&R Block Inc 92,192 3,794
HealthEquity Inc
(d)
48,737 3,797
Insperity Inc 20,649 2,437
John Wiley & Sons Inc 24,829 1,048
ManpowerGroup Inc 29,890 2,342
Paylocity Holding Corp
(d)
23,628 5,477
Progyny Inc
(d)
43,084 1,916
R1 RCM Inc
(d)
79,314 1,401
Sabre Corp
(d)
189,580 1,101
Service Corp International/US 91,083 5,521
WEX Inc
(d)
25,518 4,188
$ 52,197
Computers - 2 .47%
CACI International Inc
(d)
13,528 4,113
ExlService Holdings Inc
(d)
19,100 3,473
Genpact Ltd 97,513 4,729
KBR Inc 80,321 3,998
Kyndryl Holdings Inc
(d)
117,891 1,140
Lumentum Holdings Inc
(d)
39,859 2,968
Maximus Inc 34,979 2,157
NCR Corp
(d)
79,083 1,681
Qualys Inc
(d)
20,165 2,875

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Science Applications International Corp 32,167 $ 3,485
$ 30,619
Consumer Products - 0 .11%
Helen of Troy Ltd
(d)
13,846 1,310
Cosmetics & Personal Care - 0 .11%
Coty Inc
(d)
208,448 1,399
Distribution & Wholesale - 0 .85%
IAA Inc
(d)
77,261 2,930
Univar Solutions Inc
(d)
96,351 2,455
Watsco Inc 19,183 5,198
$ 10,583
Diversified Financial Services - 2 .52%
Affiliated Managers Group Inc 22,081 2,742
Bread Financial Holdings Inc 28,794 1,040
Evercore Inc - Class A 20,804 2,186
Federated Hermes Inc 48,915 1,700
Interactive Brokers Group Inc - A Shares 59,408 4,762
Janus Henderson Group PLC 76,556 1,743
Jefferies Financial Group Inc 107,424 3,696
Navient Corp 63,928 968
SEI Investments Co 59,483 3,230
SLM Corp 145,215 2,409
Stifel Financial Corp 61,316 3,794
Western Union Co/The 222,835 3,010
$ 31,280
Electric - 1 .83%
ALLETE Inc 32,968 1,855
Black Hills Corp 37,594 2,458
Hawaiian Electric Industries Inc 63,237 2,406
IDACORP Inc 29,207 3,058
NorthWestern Corp 32,434 1,713
OGE Energy Corp 115,649 4,236
Ormat Technologies Inc 25,849 2,338
PNM Resources Inc 49,584 2,304
Portland General Electric Co 51,553 2,317
$ 22,685
Electrical Components & Equipment - 1 .32%
Acuity Brands Inc 18,897 3,469
Belden Inc 25,142 1,751
Energizer Holdings Inc 38,279 1,106
EnerSys 23,487 1,557
Littelfuse Inc 14,301 3,150
Novanta Inc
(d)
20,590 2,911
Universal Display Corp 25,100 2,390
$ 16,334
Electronics - 2 .96%
Arrow Electronics Inc
(d)
37,069 3,754
Avnet Inc 54,686 2,198
Coherent Corp
(d)
74,881 2,517
Hubbell Inc 31,008 7,364
Jabil Inc 79,461 5,105
National Instruments Corp 76,432 2,918
nVent Electric PLC 96,174 3,510
TD SYNNEX Corp 24,360 2,229
Vicor Corp
(d)
12,843 614
Vishay Intertechnology Inc 75,489 1,578
Vontier Corp 91,239 1,743
Woodward Inc 34,755 3,187
$ 36,717
Energy - Alternate Sources - 0 .97%
First Solar Inc
(d)
57,266 8,336
SunPower Corp
(d)
49,276 911
Sunrun Inc
(d)
122,522 2,758
$ 12,005
Engineering & Construction - 1 .65%
AECOM 80,670 6,073
Dycom Industries Inc
(d)
17,072 2,018
EMCOR Group Inc 28,507 4,022
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Fluor Corp
(d)
82,077 $ 2,484
MasTec Inc
(d)
34,052 2,625
TopBuild Corp
(d)
18,705 3,182
$ 20,404
Entertainment - 1 .08%
Churchill Downs Inc 19,164 3,984
Light & Wonder Inc
(d)
54,491 3,059
Marriott Vacations Worldwide Corp 22,695 3,354
Penn Entertainment Inc
(d)
91,594 3,032
$ 13,429
Environmental Control - 0 .83%
Clean Harbors Inc
(d)
29,066 3,559
Stericycle Inc
(d)
53,249 2,374
Tetra Tech Inc 30,801 4,352
$ 10,285
Food - 1 .64%
Flowers Foods Inc 111,465 3,200
Grocery Outlet Holding Corp
(d)
50,954 1,761
Ingredion Inc 37,850 3,373
Lancaster Colony Corp 11,447 2,064
Performance Food Group Co
(d)
89,539 4,660
Pilgrim's Pride Corp
(d)
26,237 605
Post Holdings Inc
(d)
31,414 2,840
Sprouts Farmers Market Inc
(d)
62,073 1,831
$ 20,334
Gas - 1 .41%
National Fuel Gas Co 52,843 3,566
New Jersey Resources Corp 55,588 2,482
ONE Gas Inc 31,274 2,423
Southwest Gas Holdings Inc 35,611 2,602
Spire Inc 30,324 2,117
UGI Corp 120,951 4,273
$ 17,463
Hand & Machine Tools - 1 .11%
Kennametal Inc 46,987 1,255
Lincoln Electric Holdings Inc 33,458 4,751
MSA Safety Inc 21,246 2,852
Regal Rexnord Corp 38,402 4,860
$ 13,718
Healthcare - Products - 4 .56%
Azenta Inc 43,336 1,924
Bruker Corp 58,190 3,598
Envista Holdings Corp
(d)
94,385 3,116
Globus Medical Inc
(d)
44,502 2,982
Haemonetics Corp
(d)
29,644 2,518
ICU Medical Inc
(d)
11,597 1,721
Inari Medical Inc
(d)
27,756 2,135
Integra LifeSciences Holdings Corp
(d)
41,965 2,109
Lantheus Holdings Inc
(d)
39,711 2,938
LivaNova PLC
(d)
30,932 1,457
Masimo Corp
(d)
27,918 3,674
Neogen Corp
(d)
124,837 1,648
NuVasive Inc
(d)
30,074 1,327
Omnicell Inc
(d)
25,585 1,978
Patterson Cos Inc 50,042 1,300
Penumbra Inc
(d)
21,885 3,753
QuidelOrtho Corp
(d)
31,326 2,814
Repligen Corp
(d)
29,812 5,440
Shockwave Medical Inc
(d)
20,754 6,084
STAAR Surgical Co
(d)
27,750 1,967
Tandem Diabetes Care Inc
(d)
37,099 2,083
$ 56,566
Healthcare - Services - 2 .07%
Acadia Healthcare Co Inc
(d)
52,475 4,266
Amedisys Inc
(d)
18,741 1,829
Chemed Corp 8,611 4,020
Encompass Health Corp 57,639 3,138
LHC Group Inc
(d)
17,924 2,995

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Medpace Holdings Inc
(d)
14,505 $ 3,220
Sotera Health Co
(d)
57,198 394
Syneos Health Inc
(d)
59,299 2,987
Tenet Healthcare Corp
(d)
62,324 2,765
$ 25,614
Home Builders - 0 .67%
KB Home 48,804 1,407
Taylor Morrison Home Corp
(d)
65,657 1,729
Thor Industries Inc 31,501 2,566
Toll Brothers Inc 61,769 2,661
$ 8,363
Home Furnishings - 0 .42%
Leggett & Platt Inc 76,610 2,585
Tempur Sealy International Inc 99,471 2,675
$ 5,260
Housewares - 0 .09%
Scotts Miracle-Gro Co/The 23,365 1,073
Insurance - 4 .69%
American Financial Group Inc/OH 40,338 5,853
Brighthouse Financial Inc
(d)
41,485 2,367
CNO Financial Group Inc 66,083 1,458
Essent Group Ltd 62,213 2,462
First American Financial Corp 60,171 3,033
Hanover Insurance Group Inc/The 20,585 3,015
Kemper Corp 36,883 1,758
Kinsale Capital Group Inc 12,437 3,920
MGIC Investment Corp 175,285 2,393
Old Republic International Corp 165,969 3,852
Primerica Inc 21,636 3,131
Reinsurance Group of America Inc 38,708 5,697
RenaissanceRe Holdings Ltd 25,247 3,905
RLI Corp 23,324 3,034
Selective Insurance Group Inc 34,851 3,418
Unum Group 108,601 4,951
Voya Financial Inc 56,565 3,867
$ 58,114
Internet - 0 .28%
TripAdvisor Inc
(d)
60,177 1,421
Ziff Davis Inc
(d)
27,261 2,110
$ 3,531
Iron & Steel - 2 .12%
Cleveland-Cliffs Inc
(d)
298,820 3,882
Commercial Metals Co 69,603 3,167
Reliance Steel & Aluminum Co 34,830 7,017
Steel Dynamics Inc 100,214 9,425
United States Steel Corp 137,037 2,790
$ 26,281
Leisure Products & Services - 1 .03%
Brunswick Corp/DE 42,960 3,036
Harley-Davidson Inc 76,834 3,304
Polaris Inc 32,340 3,286
Topgolf Callaway Brands Corp
(d)
80,050 1,498
YETI Holdings Inc
(d)
49,781 1,597
$ 12,721
Lodging - 0 .86%
Boyd Gaming Corp 46,905 2,709
Choice Hotels International Inc 16,756 2,176
Travel + Leisure Co 48,423 1,839
Wyndham Hotels & Resorts Inc 52,178 3,962
$ 10,686
Machinery - Construction & Mining - 0 .40%
Oshkosh Corp 37,763 3,323
Terex Corp 39,166 1,588
$ 4,911
Machinery - Diversified - 3 .29%
AGCO Corp 35,765 4,441
Chart Industries Inc
(d)
20,718 4,618
Cognex Corp 100,165 4,631
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Crane Holdings Co 27,545 $ 2,764
Enovis Corp
(d)
27,515 1,361
Esab Corp 26,361 983
Flowserve Corp 75,497 2,165
Graco Inc 97,692 6,797
Middleby Corp/The
(d)
31,127 4,353
Toro Co/The 60,407 6,369
Watts Water Technologies Inc 15,773 2,308
$ 40,790
Media - 0 .79%
Cable One Inc 2,818 2,422
New York Times Co/The 95,586 2,768
TEGNA Inc 128,882 2,691
World Wrestling Entertainment Inc 24,982 1,971
$ 9,852
Metal Fabrication & Hardware - 0 .61%
Timken Co/The 38,610 2,753
Valmont Industries Inc 12,334 3,937
Worthington Industries Inc 17,451 830
$ 7,520
Mining - 0 .75%
Alcoa Corp 103,935 4,056
MP Materials Corp
(d)
53,325 1,602
Royal Gold Inc 37,918 3,601
$ 9,259
Miscellaneous Manufacturers - 1 .66%
Axon Enterprise Inc
(d)
39,006 5,673
Carlisle Cos Inc 29,880 7,135
Donaldson Co Inc 71,375 4,101
ITT Inc 47,773 3,649
$ 20,558
Office & Business Equipment - 0 .08%
Xerox Holdings Corp 64,705 947
Oil & Gas - 2 .73%
Antero Resources Corp
(d)
162,787 5,968
CNX Resources Corp
(d)
109,440 1,840
HF Sinclair Corp 83,926 5,134
Matador Resources Co 64,819 4,307
Murphy Oil Corp 84,412 4,095
PDC Energy Inc 55,631 4,013
Range Resources Corp 143,136 4,076
Southwestern Energy Co
(d)
643,689 4,461
$ 33,894
Oil & Gas Services - 0 .68%
ChampionX Corp 117,226 3,355
NOV Inc 226,905 5,083
$ 8,438
Packaging & Containers - 0 .85%
AptarGroup Inc 37,742 3,742
Greif Inc - Class A 15,382 1,018
Silgan Holdings Inc 48,388 2,292
Sonoco Products Co 56,326 3,497
$ 10,549
Pharmaceuticals - 1 .56%
BellRing Brands Inc
(d)
78,239 1,895
Jazz Pharmaceuticals PLC
(d)
36,209 5,207
Neurocrine Biosciences Inc
(d)
55,248 6,360
Option Care Health Inc
(d)
89,295 2,702
Perrigo Co PLC 77,764 3,132
$ 19,296
Pipelines - 0 .61%
Antero Midstream Corp 193,469 2,060
DT Midstream Inc 55,880 3,336
Equitrans Midstream Corp 249,998 2,105
$ 7,501
Real Estate - 0 .36%
Jones Lang LaSalle Inc
(d)
27,681 4,404

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .56%
Annaly Capital Management Inc 249,014 $ 4,619
Apartment Income REIT Corp 89,068 3,423
Brixmor Property Group Inc 173,107 3,689
Corporate Office Properties Trust 64,943 1,731
Cousins Properties Inc 87,476 2,078
Douglas Emmett Inc 101,544 1,786
EastGroup Properties Inc 25,165 3,943
EPR Properties 43,334 1,673
First Industrial Realty Trust Inc 76,293 3,634
Healthcare Realty Trust Inc 219,828 4,469
Highwoods Properties Inc 60,762 1,715
Independence Realty Trust Inc 128,138 2,148
JBG SMITH Properties 57,490 1,131
Kilroy Realty Corp 60,761 2,597
Kite Realty Group Trust 126,573 2,486
Lamar Advertising Co 50,324 4,641
Life Storage Inc 48,747 5,392
Macerich Co/The 124,068 1,381
Medical Properties Trust Inc 346,017 3,962
National Retail Properties Inc 102,311 4,300
National Storage Affiliates Trust 49,295 2,103
Omega Healthcare Investors Inc 135,237 4,298
Park Hotels & Resorts Inc 129,883 1,699
Pebblebrook Hotel Trust 75,935 1,218
Physicians Realty Trust 130,737 1,969
PotlatchDeltic Corp 46,560 2,071
Rayonier Inc 84,583 2,850
Rexford Industrial Realty Inc 98,817 5,463
Sabra Health Care REIT Inc 133,422 1,823
SL Green Realty Corp 37,145 1,474
Spirit Realty Capital Inc 78,758 3,058
STORE Capital Corp 153,498 4,881
$ 93,705
Retail - 5 .75%
AutoNation Inc
(d)
22,313 2,372
BJ's Wholesale Club Holdings Inc
(d)
78,089 6,044
Casey's General Stores Inc 21,518 5,007
Cracker Barrel Old Country Store Inc 13,165 1,504
Dick's Sporting Goods Inc 32,874 3,740
FirstCash Holdings Inc 22,009 2,167
Five Below Inc
(d)
32,055 4,691
Foot Locker Inc 46,406 1,471
GameStop Corp
(d),(e)
146,001 4,133
Gap Inc/The 123,283 1,389
Kohl's Corp 74,208 2,223
Lithia Motors Inc 15,902 3,151
Macy's Inc 155,814 3,249
MSC Industrial Direct Co Inc 27,342 2,269
Murphy USA Inc 12,411 3,903
Nordstrom Inc 64,933 1,321
Nu Skin Enterprises Inc 29,104 1,112
Ollie's Bargain Outlet Holdings Inc
(d)
33,574 1,880
Papa John's International Inc 18,579 1,349
RH
(d)
11,547 2,932
Texas Roadhouse Inc 38,619 3,821
Victoria's Secret & Co
(d)
47,990 1,804
Wendy's Co/The 98,344 2,044
Williams-Sonoma Inc 39,722 4,919
Wingstop Inc 17,281 2,737
$ 71,232
Savings & Loans - 0 .32%
New York Community Bancorp Inc
(e)
269,275 2,507
Washington Federal Inc 37,736 1,460
$ 3,967
Semiconductors - 2 .20%
Amkor Technology Inc 57,987 1,205
Cirrus Logic Inc
(d)
32,315 2,169
IPG Photonics Corp
(d)
19,143 1,640
Lattice Semiconductor Corp
(d)
79,323 3,848
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MACOM Technology Solutions Holdings Inc
(d)
29,516 $ 1,708
MKS Instruments Inc 33,033 2,714
Power Integrations Inc 33,032 2,204
Semtech Corp
(d)
36,669 1,015
Silicon Laboratories Inc
(d)
19,770 2,272
SiTime Corp
(d)
9,221 828
Synaptics Inc
(d)
22,888 2,028
Wolfspeed Inc
(d)
71,420 5,624
$ 27,255
Software - 2 .47%
ACI Worldwide Inc
(d)
65,880 1,603
Aspen Technology Inc
(d)
16,715 4,036
Blackbaud Inc
(d)
25,732 1,408
CommVault Systems Inc
(d)
25,884 1,576
Concentrix Corp 24,653 3,013
Dynatrace Inc
(d)
116,187 4,095
Envestnet Inc
(d)
31,886 1,572
Fair Isaac Corp
(d)
14,588 6,985
Manhattan Associates Inc
(d)
36,231 4,408
Teradata Corp
(d)
59,384 1,876
$ 30,572
Telecommunications - 1 .22%
Calix Inc
(d)
32,786 2,414
Ciena Corp
(d)
86,479 4,142
Frontier Communications Parent Inc
(d)
128,785 3,016
Iridium Communications Inc
(d)
73,349 3,780
Viasat Inc
(d)
43,643 1,788
$ 15,140
Toys, Games & Hobbies - 0 .31%
Mattel Inc
(d)
204,061 3,869
Transportation - 1 .64%
Kirby Corp
(d)
34,602 2,414
Knight-Swift Transportation Holdings Inc 92,811 4,458
Landstar System Inc 21,043 3,287
Ryder System Inc 29,574 2,381
Saia Inc
(d)
15,258 3,034
Werner Enterprises Inc 34,070 1,336
XPO Logistics Inc
(d)
66,453 3,438
$ 20,348
Trucking & Leasing - 0 .17%
GATX Corp 20,392 2,135
Water - 0 .49%
Essential Utilities Inc 137,760 6,092
TOTAL COMMON STOCKS $ 1,197,475
Total Investments $ 1,243,184
Other Assets and Liabilities -  (0.31)% (3,872)
TOTAL NET ASSETS - 100.00% $ 1,239,312
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,687 or
0.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,574 or 0.53% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .76%
Industrial 19 .42%
Consumer, Non-cyclical 16 .51%
Consumer, Cyclical 14 .40%
Technology 7 .22%
Basic Materials 5 .30%
Energy 4 .99%
Utilities 3 .73%
Money Market Funds 3 .46%
Communications 2 .29%
Investment Companies 0 .23%
Other Assets and Liabilities
( 0 .31 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 24,148 $ 360,061 $ 348,049 $ 36,160
$ 24,148 $ 360,061 $ 348,049 $ 36,160
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 213 $ — $ — $ —
$ 213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2022 Long 156 $ 38,058 $ 2,613
Total $ 2,613
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3 .84 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .73%
iShares Russell Mid-Cap Value ETF 252,000 $ 26,471
Money Market Funds - 3 .11%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
4,392,042 4,392
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
108,688,639 108,689
$ 113,081
TOTAL INVESTMENT COMPANIES $ 139,552
COMMON STOCKS - 96 .60 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 30,346 $ 904
Omnicom Group Inc 15,705 1,143
$ 2,047
Aerospace & Defense - 0 .10%
Curtiss-Wright Corp 2,955 496
HEICO Corp 219 35
HEICO Corp - Class A 385 49
Hexcel Corp 6,467 360
Howmet Aerospace Inc 26,100 928
Mercury Systems Inc
(d)
4,389 212
Spirit AeroSystems Holdings Inc 416 10
TransDigm Group Inc 2,431 1,400
$ 3,490
Agriculture - 0 .64%
Archer-Daniels-Midland Co 221,000 21,433
Bunge Ltd 10,815 1,067
Darling Ingredients Inc
(d)
11,497 902
$ 23,402
Airlines - 0 .98%
Alaska Air Group Inc
(d)
661,848 29,425
American Airlines Group Inc
(d)
49,848 707
Copa Holdings SA
(d)
34,334 2,583
JetBlue Airways Corp
(d)
24,753 199
Southwest Airlines Co
(d)
45,715 1,662
United Airlines Holdings Inc
(d)
25,177 1,085
$ 35,661
Apparel - 0 .10%
Capri Holdings Ltd
(d)
10,387 475
Carter's Inc 2,942 200
Columbia Sportswear Co 2,780 207
Deckers Outdoor Corp
(d)
238 83
Hanesbrands Inc 26,897 183
PVH Corp 5,184 266
Ralph Lauren Corp 3,267 303
Skechers USA Inc
(d)
8,766 302
Tapestry Inc 16,817 533
Under Armour Inc - Class A
(d)
14,540 108
Under Armour Inc - Class C
(d)
15,429 101
VF Corp 26,983 762
$ 3,523
Automobile Manufacturers - 0 .28%
Cummins Inc 25,051 6,125
Lucid Group Inc
(d),(e)
2,503 36
PACCAR Inc 26,340 2,550
Rivian Automotive Inc
(d)
40,111 1,403
$ 10,114
Automobile Parts & Equipment - 2 .14%
Allison Transmission Holdings Inc 115,493 4,880
Aptiv PLC
(d)
344,632 31,386
BorgWarner Inc 1,071,418 40,211
Gentex Corp 18,133 480
Lear Corp 4,593 637
QuantumScape Corp
(d),(e)
19,516 162
$ 77,756
Banks - 5 .25%
Bank of Hawaii Corp 3,052 232
Bank of New York Mellon Corp/The 936,710 39,445
Bank OZK 23,086 992
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
BOK Financial Corp 2,269 $ 250
Citizens Financial Group Inc 37,690 1,541
Comerica Inc 10,082 711
Commerce Bancshares Inc/MO 8,453 599
Cullen/Frost Bankers Inc 108,814 16,871
East West Bancorp Inc 10,915 781
Fifth Third Bancorp 52,594 1,877
First Citizens BancShares Inc/NC 709 583
First Hawaiian Inc 9,858 252
First Horizon Corp 40,841 1,001
First Republic Bank/CA 14,036 1,686
FNB Corp/PA 26,931 389
Huntington Bancshares Inc/OH 1,610,777 24,452
KeyCorp 71,722 1,282
M&T Bank Corp 13,502 2,273
Northern Trust Corp 15,867 1,338
PacWest Bancorp 8,969 223
Pinnacle Financial Partners Inc 46,537 3,862
Popular Inc 5,673 401
Prosperity Bancshares Inc 578,024 41,370
Regions Financial Corp 72,150 1,584
Signature Bank/New York NY 4,538 719
State Street Corp 28,323 2,096
SVB Financial Group
(d)
1,644 380
Synovus Financial Corp 11,111 443
Umpqua Holdings Corp 16,674 331
Webster Financial Corp 13,478 731
Western Alliance Bancorp 3,166 213
Wintrust Financial Corp 4,624 433
Zions Bancorp NA 797,094 41,401
$ 190,742
Beverages - 0 .15%
Boston Beer Co Inc/The
(d)
38 14
Brown-Forman Corp - A Shares 1,447 100
Brown-Forman Corp - B Shares 67,966 4,622
Molson Coors Beverage Co 13,510 681
$ 5,417
Biotechnology - 1 .64%
Biogen Inc
(d)
11,255 3,190
BioMarin Pharmaceutical Inc
(d)
83,962 7,274
Bio-Rad Laboratories Inc
(d)
1,650 580
Certara Inc
(d)
3,176 39
Corteva Inc 366,880 23,972
Exelixis Inc
(d)
581,656 9,644
Horizon Therapeutics Plc
(d)
1,214 76
Incyte Corp
(d)
85,363 6,345
Ionis Pharmaceuticals Inc
(d)
883 39
Mirati Therapeutics Inc
(d)
3,321 224
Royalty Pharma PLC 28,331 1,199
Ultragenyx Pharmaceutical Inc
(d)
1,143 46
United Therapeutics Corp
(d)
30,894 7,122
$ 59,750
Building Materials - 1 .41%
Armstrong World Industries Inc 1,504 114
AZEK Co Inc/The
(d)
8,585 150
Builders FirstSource Inc
(d)
11,903 734
Carrier Global Corp 181,148 7,202
Eagle Materials Inc 96,730 11,831
Fortune Brands Home & Security Inc 6,527 394
Hayward Holdings Inc
(d)
5,312 49
Lennox International Inc 2,466 576
Louisiana-Pacific Corp 5,104 289
Martin Marietta Materials Inc 4,379 1,471
Masco Corp 16,485 763
MDU Resources Group Inc 15,589 444
Mohawk Industries Inc
(d)
4,059 385
Owens Corning 302,779 25,921
Vulcan Materials Co 5,233 857
$ 51,180

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .13%
Albemarle Corp 4,382 $ 1,226
Ashland Inc 38,242 4,012
Axalta Coating Systems Ltd
(d)
12,899 301
Celanese Corp 8,359 803
Chemours Co/The 4,730 135
DuPont de Nemours Inc 38,716 2,215
Eastman Chemical Co 9,448 726
Element Solutions Inc 17,633 303
FMC Corp 6,397 761
Huntsman Corp 14,751 395
International Flavors & Fragrances Inc 19,675 1,921
LyondellBasell Industries NV 19,838 1,517
Mosaic Co/The 23,345 1,255
NewMarket Corp 458 139
Olin Corp 10,320 546
PPG Industries Inc 8,532 974
RPM International Inc 321,348 30,390
Westlake Corp 308,647 29,831
$ 77,450
Commercial Services - 3 .01%
ADT Inc
(e)
16,130 137
Affirm Holdings Inc
(d)
13,701 275
AMERCO 6,732 3,872
Aramark 17,892 653
Avis Budget Group Inc
(d)
2,301 544
Bright Horizons Family Solutions Inc
(d)
3,187 208
Cintas Corp 449 192
Clarivate PLC
(d)
36,432 376
CoStar Group Inc
(d)
25,997 2,151
Driven Brands Holdings Inc
(d)
4,012 128
Dun & Bradstreet Holdings Inc 19,403 249
Equifax Inc 4,692 796
Euronet Worldwide Inc
(d)
907 76
FTI Consulting Inc
(d)
35,688 5,555
Global Payments Inc 310,236 35,447
Grand Canyon Education Inc
(d)
40,408 4,066
GXO Logistics Inc
(d)
7,264 266
H&R Block Inc 138,293 5,691
Hertz Global Holdings Inc
(d)
15,721 289
ManpowerGroup Inc 306,869 24,040
Mister Car Wash Inc
(d),(e)
1,686 15
Morningstar Inc 182 42
Quanta Services Inc 4,987 708
Robert Half International Inc 984 75
Rollins Inc 1,347 57
Service Corp International/US 11,914 722
TransUnion 3,966 235
United Rentals Inc
(d)
70,517 22,263
WEX Inc
(d)
940 154
WillScot Mobile Mini Holdings Corp
(d)
7,516 320
$ 109,602
Computers - 5 .03%
Amdocs Ltd 58,779 5,074
CACI International Inc
(d)
1,792 545
Dell Technologies Inc 16,935 650
DXC Technology Co
(d)
917,753 26,385
Genpact Ltd 904,477 43,867
Hewlett Packard Enterprise Co 1,710,259 24,406
HP Inc 43,213 1,193
KBR Inc 3,766 187
Kyndryl Holdings Inc
(d)
15,617 151
Leidos Holdings Inc 431,014 43,787
Lumentum Holdings Inc
(d)
5,321 396
Maximus Inc 560,600 34,572
NCR Corp
(d)
9,300 198
Science Applications International Corp 4,296 465
Western Digital Corp
(d)
24,196 832
$ 182,708
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .97%
Avery Dennison Corp 201,620 $ 34,184
Church & Dwight Co Inc 10,253 760
Clorox Co/The 1,627 238
Reynolds Consumer Products Inc 4,191 128
Spectrum Brands Holdings Inc 3,076 142
$ 35,452
Cosmetics & Personal Care - 0 .00%
Coty Inc
(d)
26,755 180
Distribution & Wholesale - 0 .33%
Core & Main Inc
(d)
26,389 622
IAA Inc
(d)
1,767 67
LKQ Corp 19,816 1,103
SiteOne Landscape Supply Inc
(d)
1,350 157
Univar Solutions Inc
(d)
12,685 323
Watsco Inc 34,725 9,409
WESCO International Inc
(d)
1,620 223
$ 11,904
Diversified Financial Services - 1 .50%
Affiliated Managers Group Inc 2,928 364
Air Lease Corp 8,018 283
Ally Financial Inc 23,792 656
Ameriprise Financial Inc 3,020 934
Apollo Global Management Inc 8,438 467
Cboe Global Markets Inc 136,148 16,950
Coinbase Global Inc
(d),(e)
12,186 807
Credit Acceptance Corp
(d)
468 218
Discover Financial Services 21,065 2,200
Evercore Inc - Class A 2,814 296
Franklin Resources Inc 22,023 516
Interactive Brokers Group Inc - A Shares 207,922 16,665
Invesco Ltd 28,818 442
Janus Henderson Group PLC 10,497 239
Jefferies Financial Group Inc 15,694 540
Lazard Ltd 6,897 260
Nasdaq Inc 26,541 1,652
OneMain Holdings Inc 8,964 346
Raymond James Financial Inc 13,821 1,633
Rocket Cos Inc
(e)
3,862 27
SEI Investments Co 7,937 431
SLM Corp 237,774 3,944
SoFi Technologies Inc
(d),(e)
61,357 334
Stifel Financial Corp 7,973 493
Synchrony Financial 37,057 1,318
T Rowe Price Group Inc 17,276 1,834
Tradeweb Markets Inc 3,059 169
Upstart Holdings Inc
(d),(e)
4,404 102
UWM Holdings Corp
(e)
660 2
Virtu Financial Inc 7,518 168
Western Union Co/The 19,718 266
$ 54,556
Electric - 4 .38%
AES Corp/The 42,228 1,105
Alliant Energy Corp 702,249 36,636
Ameren Corp 19,869 1,620
Avangrid Inc 5,470 222
Brookfield Renewable Corp 170,574 5,293
CenterPoint Energy Inc 48,640 1,392
CMS Energy Corp 193,540 11,041
Consolidated Edison Inc 75,792 6,667
Constellation Energy Corp 25,210 2,383
DTE Energy Co 14,893 1,670
Edison International 29,026 1,743
Entergy Corp 15,672 1,679
Evergy Inc 17,159 1,049
Eversource Energy 26,605 2,029
FirstEnergy Corp 41,921 1,581
Hawaiian Electric Industries Inc 151,969 5,780
IDACORP Inc 79,802 8,356
NRG Energy Inc 78,972 3,507

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
OGE Energy Corp 15,412 $ 564
PG&E Corp
(d)
119,744 1,788
Pinnacle West Capital Corp 8,713 586
PPL Corp 322,378 8,540
Public Service Enterprise Group Inc 38,442 2,155
Vistra Corp 13,419 308
WEC Energy Group Inc 105,834 9,666
Xcel Energy Inc 643,078 41,870
$ 159,230
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 2,517 462
AMETEK Inc 17,788 2,306
Littelfuse Inc 1,866 411
$ 3,179
Electronics - 4 .45%
Agilent Technologies Inc 49,806 6,891
Allegion plc 1,411 148
Amphenol Corp 506,123 38,379
Arrow Electronics Inc
(d)
4,686 474
Avnet Inc 389,777 15,665
Coherent Corp
(d)
8,289 279
Flex Ltd
(d)
2,210,000 43,272
Fortive Corp 27,693 1,770
Garmin Ltd 11,900 1,048
Hubbell Inc 160,133 38,028
Jabil Inc 191,625 12,312
Keysight Technologies Inc
(d)
1,026 179
National Instruments Corp 8,780 335
nVent Electric PLC 12,749 465
Sensata Technologies Holding PLC 11,845 476
TD SYNNEX Corp 3,290 301
Trimble Inc
(d)
19,274 1,159
Vontier Corp 4,594 88
Woodward Inc 4,543 417
$ 161,686
Energy - Alternate Sources - 0 .20%
First Solar Inc
(d)
45,000 6,551
Plug Power Inc
(d)
20,164 322
Sunrun Inc
(d)
15,849 357
$ 7,230
Engineering & Construction - 0 .06%
AECOM 9,544 718
Jacobs Solutions Inc 9,866 1,137
MasTec Inc
(d)
4,704 363
TopBuild Corp
(d)
390 66
$ 2,284
Entertainment - 0 .94%
AMC Entertainment Holdings Inc
(e)
39,886 266
Caesars Entertainment Inc
(d)
4,972 217
Live Nation Entertainment Inc
(d)
367,978 29,295
Madison Square Garden Sports Corp 731 115
Marriott Vacations Worldwide Corp 2,959 437
Penn Entertainment Inc
(d)
12,187 403
Six Flags Entertainment Corp
(d)
2,869 64
Vail Resorts Inc 15,945 3,494
$ 34,291
Environmental Control - 0 .47%
Clean Harbors Inc
(d)
3,934 482
Pentair PLC 12,699 546
Republic Services Inc 115,902 15,371
Stericycle Inc
(d)
7,074 315
Tetra Tech Inc 2,429 343
$ 17,057
Food - 4 .95%
Albertsons Cos Inc 12,989 266
Campbell Soup Co 270,817 14,329
Conagra Brands Inc 142,993 5,247
Flowers Foods Inc 14,465 415
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Grocery Outlet Holding Corp
(d)
6,304 $ 218
Hershey Co/The 31,686 7,566
Hormel Foods Corp 22,129 1,028
Ingredion Inc 5,059 451
J M Smucker Co/The 31,380 4,728
Kellogg Co 216,326 16,619
Kroger Co/The 258,385 12,219
McCormick & Co Inc/MD 19,351 1,522
Performance Food Group Co
(d)
8,110 422
Pilgrim's Pride Corp
(d)
1,754 40
Post Holdings Inc
(d)
4,222 382
Seaboard Corp 602 2,255
Sysco Corp 737,000 63,795
Tyson Foods Inc 701,182 47,925
US Foods Holding Corp
(d)
15,575 464
$ 179,891
Forest Products & Paper - 0 .20%
International Paper Co 27,903 938
Sylvamo Corp 132,166 6,366
$ 7,304
Gas - 0 .45%
Atmos Energy Corp 10,652 1,135
National Fuel Gas Co 170,570 11,512
NiSource Inc 120,333 3,091
UGI Corp 16,158 571
$ 16,309
Hand & Machine Tools - 0 .79%
Lincoln Electric Holdings Inc 183,700 26,085
MSA Safety Inc 1,750 235
Regal Rexnord Corp 5,172 655
Snap-on Inc 4,059 901
Stanley Black & Decker Inc 11,398 895
$ 28,771
Healthcare - Products - 2 .13%
10X Genomics Inc
(d)
739 20
Align Technology Inc
(d)
1,514 294
Avantor Inc
(d)
3,342 67
Azenta Inc 5,716 254
Cooper Cos Inc/The 116,750 31,918
DENTSPLY SIRONA Inc 16,537 510
Envista Holdings Corp
(d)
12,561 415
Exact Sciences Corp
(d)
11,050 384
Globus Medical Inc
(d)
5,500 368
Henry Schein Inc
(d)
10,435 714
Hologic Inc
(d)
467,288 31,682
ICU Medical Inc
(d)
1,270 188
Integra LifeSciences Holdings Corp
(d)
5,589 281
Masimo Corp
(d)
863 114
Natera Inc
(d)
473 22
PerkinElmer Inc 9,736 1,301
QIAGEN NV
(d)
17,507 763
QuidelOrtho Corp
(d)
3,813 342
Repligen Corp
(d)
1,229 224
STERIS PLC 7,704 1,330
Tandem Diabetes Care Inc
(d)
319 18
Teleflex Inc 3,622 777
Waters Corp
(d)
11,898 3,560
Zimmer Biomet Holdings Inc 16,196 1,836
$ 77,382
Healthcare - Services - 2 .52%
Acadia Healthcare Co Inc
(d)
6,873 559
agilon health Inc
(d)
966 19
Amedisys Inc
(d)
2,468 241
Catalent Inc
(d)
8,972 590
Charles River Laboratories International Inc
(d)
261 55
Chemed Corp 727 339
Encompass Health Corp 7,558 412
Enhabit Inc
(d)
3,779 47
Ginkgo Bioworks Holdings Inc
(d),(e)
50,540 138

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Laboratory Corp of America Holdings 6,975 $ 1,548
Molina Healthcare Inc
(d)
110,516 39,660
Oak Street Health Inc
(d)
8,990 182
Quest Diagnostics Inc 322,029 46,259
Signify Health Inc
(d)
5,176 151
Syneos Health Inc
(d)
6,524 329
Teladoc Health Inc
(d)
11,204 332
Tenet Healthcare Corp
(d)
8,204 364
Universal Health Services Inc 4,905 568
$ 91,793
Home Builders - 0 .41%
DR Horton Inc 11,713 900
Lennar Corp - A Shares 19,358 1,562
Lennar Corp - B Shares 1,143 74
NVR Inc
(d)
65 275
PulteGroup Inc 10,827 433
Thor Industries Inc 37,073 3,021
Toll Brothers Inc 197,151 8,494
$ 14,759
Home Furnishings - 0 .04%
Dolby Laboratories Inc 4,710 315
Leggett & Platt Inc 10,269 346
Tempur Sealy International Inc 12,969 349
Whirlpool Corp 4,116 569
$ 1,579
Housewares - 0 .59%
Newell Brands Inc 1,555,035 21,475
Scotts Miracle-Gro Co/The 2,050 94
$ 21,569
Insurance - 9 .44%
Aflac Inc 48,379 3,150
Allstate Corp/The 229,298 28,949
American Financial Group Inc/OH 284,393 41,269
Arch Capital Group Ltd
(d)
329,364 18,938
Arthur J Gallagher & Co 14,232 2,663
Assurant Inc 23,216 3,154
Assured Guaranty Ltd 4,590 272
Axis Capital Holdings Ltd 84,550 4,622
Brighthouse Financial Inc
(d)
5,502 314
Brown & Brown Inc 16,860 991
Cincinnati Financial Corp 12,072 1,247
CNA Financial Corp 2,106 88
Equitable Holdings Inc 28,877 884
Erie Indemnity Co 504 130
Everest Re Group Ltd 172,770 55,746
Fidelity National Financial Inc 244,603 9,633
First American Financial Corp 131,049 6,604
Globe Life Inc 6,902 797
Hanover Insurance Group Inc/The 26,288 3,851
Hartford Financial Services Group Inc/The 24,898 1,803
Kemper Corp 4,902 234
Lincoln National Corp 10,385 559
Loews Corp 15,388 877
Markel Corp
(d)
4,963 5,986
MGIC Investment Corp 966,982 13,199
Old Republic International Corp 1,418,022 32,912
Primerica Inc 2,873 416
Progressive Corp/The 380,000 48,792
Prudential Financial Inc 28,971 3,047
Reinsurance Group of America Inc 5,157 759
RenaissanceRe Holdings Ltd 1,506 233
Unum Group 138,172 6,300
Voya Financial Inc 7,512 514
W R Berkley Corp 567,356 42,200
White Mountains Insurance Group Ltd 218 309
Willis Towers Watson PLC 8,443 1,842
$ 343,284
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .41%
DoorDash Inc - Class A
(d)
2,219 $ 97
eBay Inc 36,918 1,471
F5 Inc
(d)
4,596 657
GoDaddy Inc
(d)
10,411 837
IAC Inc
(d)
6,004 292
Lyft Inc
(d)
4,790 70
Match Group Inc
(d)
1,386 60
NortonLifeLock Inc 309,070 6,963
Okta Inc
(d)
9,947 558
Opendoor Technologies Inc
(d)
25,761 67
Pinterest Inc
(d)
35,465 872
Robinhood Markets Inc
(d),(e)
43,372 507
Roku Inc
(d)
6,628 368
TripAdvisor Inc
(d)
7,244 171
VeriSign Inc
(d)
6,473 1,298
Wayfair Inc
(d)
2,197 83
Wix.com Ltd
(d)
923 78
Zillow Group Inc - A Shares
(d)
4,138 128
Zillow Group Inc - C Shares
(d)
11,615 358
$ 14,935
Iron & Steel - 1 .56%
Cleveland-Cliffs Inc
(d)
39,439 512
Nucor Corp 20,200 2,654
Reliance Steel & Aluminum Co 136,631 27,529
Steel Dynamics Inc 272,365 25,616
United States Steel Corp 18,141 369
$ 56,680
Leisure Products & Services - 0 .09%
Brunswick Corp/DE 4,724 334
Carnival Corp
(d)
73,883 669
Harley-Davidson Inc 10,382 446
Norwegian Cruise Line Holdings Ltd
(d)
29,889 505
Peloton Interactive Inc
(d),(e)
23,309 196
Planet Fitness Inc
(d)
1,714 112
Polaris Inc 1,130 115
Royal Caribbean Cruises Ltd
(d)
17,002 908
$ 3,285
Lodging - 1 .06%
Boyd Gaming Corp 6,032 348
Hilton Worldwide Holdings Inc 264,778 35,814
Hyatt Hotels Corp
(d)
3,807 359
Las Vegas Sands Corp
(d)
16,009 609
MGM Resorts International 25,343 901
Travel + Leisure Co 1,784 68
Wyndham Hotels & Resorts Inc 2,097 159
Wynn Resorts Ltd
(d)
7,031 449
$ 38,707
Machinery - Construction & Mining - 0 .79%
BWX Technologies Inc 4,299 245
Oshkosh Corp 322,068 28,342
Vertiv Holdings Co 19,726 282
$ 28,869
Machinery - Diversified - 5 .05%
AGCO Corp 342,159 42,486
Cognex Corp 926 43
Crane Holdings Co 3,631 364
Dover Corp 11,106 1,451
Enovis Corp
(d)
3,907 193
Esab Corp 3,912 146
Flowserve Corp 10,049 288
Gates Industrial Corp PLC
(d)
8,328 93
Graco Inc 4,068 283
IDEX Corp 4,820 1,072
Ingersoll Rand Inc 31,357 1,584
Middleby Corp/The
(d)
262,658 36,735
Nordson Corp 3,425 771
Otis Worldwide Corp 207,290 14,643
Rockwell Automation Inc 2,918 745
Toro Co/The 462,000 48,709

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Westinghouse Air Brake Technologies Corp 13,973 $ 1,303
Xylem Inc/NY 318,891 32,664
$ 183,573
Media - 0 .53%
Altice USA Inc
(d)
16,146 107
Cable One Inc 174 150
DISH Network Corp
(d)
19,337 288
Fox Corp - A Shares 23,240 671
Fox Corp - B Shares 10,993 299
Liberty Broadband Corp - A Shares
(d)
41,826 3,569
Liberty Broadband Corp - C Shares
(d)
5,099 430
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,445 75
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
13,753 794
Liberty Media Corp-Liberty SiriusXM - A Shares 4,182 177
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,624 364
New York Times Co/The 12,691 368
News Corp - A Shares 29,786 502
News Corp - B Shares 9,321 160
Nexstar Media Group Inc 55,270 9,468
Paramount Global - Class A
(e)
708 15
Paramount Global - Class B 44,514 815
Sirius XM Holdings Inc
(e)
54,162 327
Warner Bros Discovery Inc
(d)
48,443 630
$ 19,209
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 4,810 343
Valmont Industries Inc 1,397 446
$ 789
Mining - 0 .75%
Alcoa Corp 13,875 541
Franco-Nevada Corp 209,500 25,890
Royal Gold Inc 4,729 449
SSR Mining Inc 16,362 226
$ 27,106
Miscellaneous Manufacturers - 2 .63%
A O Smith Corp 142,795 7,823
Axon Enterprise Inc
(d)
1,179 171
Carlisle Cos Inc 624 149
Donaldson Co Inc 7,920 455
ITT Inc 6,443 492
Parker-Hannifin Corp 129,138 37,530
Teledyne Technologies Inc
(d)
3,575 1,423
Textron Inc 678,808 46,457
Trane Technologies PLC 7,548 1,205
$ 95,705
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,351 666
Oil & Gas - 4 .04%
Antero Resources Corp
(d)
7,792 286
APA Corp 25,114 1,142
Chesapeake Energy Corp 9,347 956
Continental Resources Inc/OK 688 51
Coterra Energy Inc 1,366,305 42,533
Devon Energy Corp 503,954 38,980
Diamondback Energy Inc 5,731 900
EQT Corp 28,444 1,190
Hess Corp 4,718 666
HF Sinclair Corp 291,542 17,834
Marathon Oil Corp 52,137 1,588
Marathon Petroleum Corp 61,772 7,018
Ovintiv Inc 5,681 288
PDC Energy Inc 81,634 5,889
Phillips 66 230,761 24,066
Range Resources Corp 6,724 191
Southwestern Energy Co
(d)
79,791 553
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Valero Energy Corp 20,611 $ 2,588
$ 146,719
Oil & Gas Services - 0 .11%
Baker Hughes Co 73,451 2,032
Halliburton Co 37,941 1,382
NOV Inc 30,207 676
$ 4,090
Packaging & Containers - 2 .71%
Amcor PLC 115,780 1,341
AptarGroup Inc 306,054 30,345
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 7,747 34
Ball Corp 14,331 708
Berry Global Group Inc
(d)
4,997 237
Crown Holdings Inc 356,071 24,424
Graphic Packaging Holding Co 5,405 124
Packaging Corp of America 285,132 34,275
Sealed Air Corp 70,310 3,348
Silgan Holdings Inc 54,917 2,601
Sonoco Products Co 7,510 466
Westrock Co 19,560 666
$ 98,569
Pharmaceuticals - 0 .63%
Cardinal Health Inc 21,031 1,596
Elanco Animal Health Inc
(d)
34,365 453
Jazz Pharmaceuticals PLC
(d)
4,703 676
Organon & Co 19,612 513
Perrigo Co PLC 219,356 8,836
Premier Inc 286,403 9,990
Viatris Inc 93,529 948
$ 23,012
Pipelines - 0 .88%
Antero Midstream Corp 25,949 276
Cheniere Energy Inc 8,167 1,441
DT Midstream Inc 318,674 19,024
ONEOK Inc 30,439 1,806
Targa Resources Corp 95,400 6,523
Williams Cos Inc/The 94,038 3,078
$ 32,148
Private Equity - 0 .07%
Carlyle Group Inc/The 15,978 452
KKR & Co Inc 44,153 2,147
$ 2,599
Real Estate - 0 .05%
CBRE Group Inc 12,665 899
Howard Hughes Corp/The
(d)
2,827 173
Jones Lang LaSalle Inc
(d)
3,685 586
WeWork Inc
(d),(e)
10,031 26
$ 1,684
REITs - 7 .88%
AGNC Investment Corp 40,308 331
Alexandria Real Estate Equities Inc 342,506 49,766
American Homes 4 Rent 726,409 23,202
Americold Realty Trust Inc 20,744 503
Annaly Capital Management Inc 33,237 617
Apartment Income REIT Corp 10,920 420
AvalonBay Communities Inc 10,783 1,888
Boston Properties Inc 12,097 879
Brixmor Property Group Inc 23,019 491
Camden Property Trust 178,330 20,606
Cousins Properties Inc 11,656 277
CubeSmart 17,251 722
Douglas Emmett Inc 13,044 229
EastGroup Properties Inc 3,175 498
EPR Properties 107,649 4,156
Equity LifeStyle Properties Inc 523,605 33,489
Equity Residential 70,719 4,457
Essex Property Trust Inc 5,017 1,115

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Extra Space Storage Inc 78,657 $ 13,957
Federal Realty Investment Trust 6,195 613
First Industrial Realty Trust Inc 10,167 484
Gaming and Leisure Properties Inc 68,288 3,423
Healthcare Realty Trust Inc 502,715 10,220
Healthpeak Properties Inc 41,622 988
Highwoods Properties Inc 8,017 226
Host Hotels & Resorts Inc 54,638 1,032
Hudson Pacific Properties Inc 10,619 117
Invitation Homes Inc 47,106 1,493
Iron Mountain Inc 5,593 280
JBG SMITH Properties 8,245 162
Kilroy Realty Corp 8,970 383
Kimco Realty Corp 46,617 997
Lamar Advertising Co 428,804 39,548
Life Storage Inc 6,493 718
Medical Properties Trust Inc 45,835 525
Mid-America Apartment Communities Inc 26,270 4,136
National Retail Properties Inc 873,540 36,715
National Storage Affiliates Trust 6,552 280
Omega Healthcare Investors Inc 18,137 576
Park Hotels & Resorts Inc 17,202 225
Rayonier Inc 11,245 379
Realty Income Corp 47,712 2,971
Regency Centers Corp 13,226 800
Rexford Industrial Realty Inc 13,215 731
Rithm Capital Corp 32,923 278
SBA Communications Corp 6,356 1,715
Simon Property Group Inc 12,970 1,413
SL Green Realty Corp 4,940 196
Spirit Realty Capital Inc 10,485 407
Starwood Property Trust Inc 22,541 466
STORE Capital Corp 19,608 624
Sun Communities Inc 9,391 1,266
UDR Inc 24,990 994
Ventas Inc 149,470 5,849
VICI Properties Inc 74,260 2,378
Vornado Realty Trust 13,617 321
Welltower Inc 35,814 2,186
Weyerhaeuser Co 57,468 1,777
WP Carey Inc 14,758 1,126
$ 286,621
Retail - 3 .95%
Advance Auto Parts Inc 4,341 824
AutoNation Inc
(d)
109,418 11,632
AutoZone Inc
(d)
139 352
Bath & Body Works Inc 17,659 589
Best Buy Co Inc 10,659 729
BJ's Wholesale Club Holdings Inc
(d)
179,501 13,893
Burlington Stores Inc
(d)
321 46
CarMax Inc
(d)
10,945 690
Casey's General Stores Inc 36,409 8,473
Darden Restaurants Inc 62,552 8,953
Dick's Sporting Goods Inc 4,199 478
Dollar Tree Inc
(d)
11,319 1,794
Domino's Pizza Inc 748 249
Freshpet Inc
(d)
1,552 91
GameStop Corp
(d),(e)
20,719 587
Gap Inc/The 15,263 172
Genuine Parts Co 9,849 1,752
Kohl's Corp 9,876 296
Leslie's Inc
(d),(e)
1,347 19
Lithia Motors Inc 2,093 415
Macy's Inc 20,798 434
MSC Industrial Direct Co Inc 39,750 3,299
Nordstrom Inc 1,253 25
Ollie's Bargain Outlet Holdings Inc
(d)
4,571 256
O'Reilly Automotive Inc
(d)
2,868 2,401
Penske Automotive Group Inc 2,072 231
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Petco Health & Wellness Co Inc
(d)
6,211 $ 65
RH
(d)
958 243
Ross Stores Inc 384,350 36,779
Victoria's Secret & Co
(d)
1,825 69
Williams-Sonoma Inc 28,476 3,526
Yum! Brands Inc 375,562 44,410
$ 143,772
Savings & Loans - 0 .01%
New York Community Bancorp Inc
(e)
35,551 331
TFS Financial Corp 3,865 54
$ 385
Semiconductors - 1 .55%
Cirrus Logic Inc
(d)
4,297 288
GLOBALFOUNDRIES Inc
(d),(e)
3,710 210
IPG Photonics Corp
(d)
2,594 222
Microchip Technology Inc 6,065 375
MKS Instruments Inc 375,275 30,829
ON Semiconductor Corp
(d)
12,594 774
Qorvo Inc
(d)
7,945 684
Skyworks Solutions Inc 256,913 22,097
Teradyne Inc 1,125 92
Wolfspeed Inc
(d)
8,918 702
$ 56,273
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 2,370 609
Software - 0 .73%
Akamai Technologies Inc
(d)
12,087 1,068
ANSYS Inc
(d)
3,176 702
Bill.com Holdings Inc
(d)
30,464 4,062
Black Knight Inc
(d)
10,819 654
Broadridge Financial Solutions Inc 831 125
CCC Intelligent Solutions Holdings Inc
(d)
7,987 74
Ceridian HCM Holding Inc
(d)
8,555 566
Concentrix Corp 64,218 7,849
Coupa Software Inc
(d)
2,579 137
Definitive Healthcare Corp
(d)
1,238 20
DoubleVerify Holdings Inc
(d)
636 19
Doximity Inc
(d)
4,483 119
Dropbox Inc - A Shares
(d)
1,441 31
Electronic Arts Inc 20,069 2,528
Guidewire Software Inc
(d)
6,455 383
Informatica Inc
(d),(e)
2,322 45
Jamf Holding Corp
(d)
715 17
Manhattan Associates Inc
(d)
28,727 3,495
MSCI Inc 1,504 705
nCino Inc
(d)
4,310 136
Nutanix Inc
(d)
7,915 217
Paycor HCM Inc
(d)
3,644 111
Playtika Holding Corp
(d)
692 7
Procore Technologies Inc
(d)
1,510 83
SentinelOne Inc
(d)
4,238 97
SS&C Technologies Holdings Inc 17,224 886
Take-Two Interactive Software Inc
(d)
2,169 257
Teradata Corp
(d)
3,618 114
Twilio Inc
(d)
8,235 612
Tyler Technologies Inc
(d)
404 131
UiPath Inc
(d)
26,148 331
Unity Software Inc
(d),(e)
5,257 155
Zoom Video Communications Inc
(d)
9,670 807
$ 26,543
Telecommunications - 0 .92%
Ciena Corp
(d)
11,492 550
Corning Inc 54,850 1,764
Frontier Communications Parent Inc
(d)
18,902 443
Juniper Networks Inc 24,665 755
Lumen Technologies Inc 79,290 584
Motorola Solutions Inc 115,512 28,844
Switch Inc 4,610 157
Ubiquiti Inc 328 114

Schedule of Investments
MidCap Value Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
5,545 $ 227
$ 33,438
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,140 662
Mattel Inc
(d)
14,053 266
$ 928
Transportation - 2 .20%
CH Robinson Worldwide Inc 6,892 673
Expeditors International of Washington Inc 123,872 12,121
JB Hunt Transport Services Inc 126,203 21,589
Kirby Corp
(d)
4,607 321
Knight-Swift Transportation Holdings Inc 78,842 3,786
Landstar System Inc 206,920 32,326
Ryder System Inc 30,930 2,490
Schneider National Inc 279,701 6,221
XPO Logistics Inc
(d)
7,300 378
$ 79,905
Water - 0 .08%
American Water Works Co Inc 14,046 2,041
Essential Utilities Inc 17,860 790
$ 2,831
TOTAL COMMON STOCKS $ 3,512,182
Total Investments $ 3,651,734
Other Assets and Liabilities -  (0.44)% (16,146)
TOTAL NET ASSETS - 100.00% $ 3,635,588
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,392 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,219 or 0.12% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .20%
Industrial 20 .79%
Consumer, Non-cyclical 16 .64%
Consumer, Cyclical 10 .94%
Technology 7 .33%
Energy 5 .23%
Utilities 4 .91%
Basic Materials 4 .64%
Money Market Funds 3 .11%
Communications 1 .92%
Investment Companies 0 .73%
Other Assets and Liabilities
( 0 .44 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 31,640 $ 1,633,464 $ 1,556,415 $ 108,689
$ 31,640 $ 1,633,464 $ 1,556,415 $ 108,689
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 696 $ — $ — $ —
$ 696 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2022 Long 122 $ 29,763 $ 1,733
Total $ 1,733
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3.92% Shares Held Value (000's)
Money Market Funds - 3.92%
DWS Government Money Market Series -
Institutional Class 3.11%
(a)
11,260,000 $ 11,260
Goldman Sachs Financial Square Government
Fund - Institutional Class 3.07%
(a)
9,170,000 9,170
Invesco Government & Agency Portfolio -
Institutional Class 3.07%
(a)
9,040,000 9,040
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
2.87%
(a)
8,930,000 8,930
$ 38,400
TOTAL INVESTMENT COMPANIES $ 38,400
BONDS - 1.74%
Principal
Amount (000's) Value (000's)
Insurance - 1.74%
Met Life
3.65%, 08/17/2023 $ 9,000 $ 9,000
New York Life
3.30%, 07/20/2023 8,000 8,000
$ 17,000
TOTAL BONDS $ 17,000
MUNICIPAL BONDS - 1.39%
Principal
Amount (000's) Value (000's)
Colorado - 0.43%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
3.10%, 11/07/2022
(b),(c)
$ 4,215 $ 4,215
Georgia - 0.31%
Development Authority Of Greene County (credit
support from US Bank )
3.30%, 11/07/2022
(b),(c)
3,000 3,000
New York - 0.65%
New York City Housing Development
Corp (credit support from Fannie Mae )
3.05%, 11/07/2022
(b),(c)
1,900 1,900
3.05%, 11/07/2022
(b),(c)
4,500 4,500
$ 6,400
TOTAL MUNICIPAL BONDS $ 13,615
COMMERCIAL PAPER - 89.02%
Principal
Amount (000's) Value (000's)
Agriculture - 4.19%
Archer-Daniels-Midland Co
3.30%, 11/10/2022
(d)
$ 6,000 $ 5,995
3.45%, 11/16/2022
(d)
6,000 5,992
3.48%, 11/18/2022
(d)
6,000 5,990
3.50%, 11/21/2022
(d)
6,090 6,078
Philip Morris International Inc
3.11%, 11/01/2022
(d)
6,000 6,000
3.55%, 11/07/2022
(d)
5,000 4,997
3.55%, 11/08/2022
(d)
6,000 5,996
$ 41,048
Automobile Manufacturers - 4.67%
BMW US Capital LLC (credit support from
BMW AG )
3.05%, 11/01/2022
(b),(d)
6,000 6,000
3.35%, 11/10/2022
(b),(d)
5,000 4,996
3.45%, 11/17/2022
(b),(d)
6,000 5,991
3.70%, 11/16/2022
(b),(d)
5,000 4,992
PACCAR Financial Corp (credit support from
Paccar Inc )
3.08%, 11/03/2022
(b)
6,000 5,999
3.10%, 11/04/2022
(b)
5,000 4,999
3.40%, 11/10/2022
(b)
5,700 5,695
3.70%, 11/30/2022
(b)
5,000 4,985
Toyota Motor Credit Corp
3.20%, 11/09/2022 2,000 1,998
$ 45,655
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 17.69%
Bank of Nova Scotia/The
3.30%, 11/10/2022
(d),(e)
$ 6,000 $ 5,995
Barclays Bank PLC
3.10%, 11/07/2022 6,000 5,997
3.40%, 11/22/2022 6,000 5,988
4.40%, 01/04/2023 6,000 5,953
4.56%, 01/19/2023
(d)
6,000 5,940
CAFCO LLC
3.20%, 11/08/2022
(d)
3,984 3,982
Cooperatieve Rabobank UA/NY
3.14%, 11/07/2022 1,970 1,969
Credit Suisse AG/New York NY
3.04%, 11/16/2022 5,000 4,994
DBS Bank Ltd
3.07%, 11/01/2022
(d),(e)
6,000 6,000
3.33%, 11/22/2022
(d),(e)
6,000 5,988
DNB Bank ASA
3.30%, 11/23/2022
(d),(e)
5,608 5,597
HSBC USA Inc
2.85%, 11/02/2022
(d)
6,600 6,599
3.80%, 12/15/2022
(d)
6,000 5,972
ING US Funding LLC (credit support from ING
Bank )
3.32%, 11/22/2022
(b),(d)
6,000 5,988
3.32%, 11/23/2022
(b),(d)
6,500 6,487
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
3.04%, 11/01/2022
(b),(d),(e)
6,000 6,000
3.13%, 11/04/2022
(b),(d),(e)
6,000 5,998
Manhattan Asset Funding Co LLC
3.15%, 11/04/2022
(d)
4,000 3,999
3.25%, 11/18/2022
(d)
5,000 4,992
3.50%, 11/15/2022
(d)
6,000 5,992
Mitsubishi UFJ Trust & Banking Corp/NY
2.85%, 11/03/2022
(d)
450 450
Mizuho Bank Ltd/New York NY
3.12%, 11/01/2022
(d)
6,000 6,000
3.13%, 11/04/2022
(d)
5,350 5,349
3.70%, 11/29/2022
(d)
8,500 8,477
MUFG Bank Ltd/New York NY
3.14%, 11/04/2022 5,600 5,599
Natixis SA/New York NY
3.08%, 11/01/2022 4,000 4,000
Sheffield Receivables Co LLC
3.10%, 11/03/2022
(d)
5,500 5,499
3.55%, 11/16/2022
(d)
5,300 5,292
Toronto-Dominion Bank/The
3.16%, 11/04/2022
(d),(e)
6,000 5,998
3.22%, 11/07/2022
(d),(e)
6,000 5,997
United Overseas Bank Ltd
2.82%, 11/01/2022
(d),(e)
5,000 5,000
2.82%, 11/02/2022
(d),(e)
5,000 5,000
$ 173,091
Beverages - 3.34%
Brown-Forman Corp
3.35%, 11/10/2022
(d)
6,000 5,995
3.60%, 11/16/2022
(d)
6,000 5,991
3.60%, 11/21/2022
(d)
6,000 5,988
Coca-Cola Co/The
3.07%, 11/09/2022
(d)
5,000 4,996
3.20%, 11/15/2022
(d)
4,750 4,744
3.50%, 11/14/2022
(d)
5,000 4,994
$ 32,708
Chemicals - 2.42%
BASF SE
3.20%, 11/01/2022
(d)
6,000 6,000
3.20%, 11/02/2022
(d)
6,000 5,999
3.65%, 12/01/2022
(d)
5,700 5,683

Schedule of Investments
Money Market Fund
October 31, 2022
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
BASF SE   (continued)
4.09%, 11/30/2022
(d)
$ 6,000 $ 5,980
$ 23,662
Commercial Services - 3.98%
Automatic Data Processing Inc
3.05%, 11/01/2022
(d)
15,000 15,000
Experian Finance PLC (credit support from
Experian PLC )
3.35%, 11/01/2022
(b),(d)
3,000 3,000
3.35%, 11/02/2022
(b),(d)
5,500 5,500
3.92%, 11/10/2022
(b),(d)
5,500 5,495
3.94%, 11/15/2022
(b),(d)
5,000 4,992
4.05%, 11/18/2022
(b),(d)
5,000 4,990
$ 38,977
Consumer Products - 2.44%
Kimberly-Clark Corp
3.08%, 11/03/2022
(d)
6,000 5,999
3.15%, 11/04/2022
(d)
5,870 5,869
3.30%, 11/07/2022
(d)
6,000 5,997
3.50%, 11/14/2022
(d)
6,000 5,992
$ 23,857
Diversified Financial Services - 18.26%
Anglesea Funding LLC
3.07%, 11/02/2022
(d)
6,000 6,000
3.08%, 11/01/2022
(d)
6,000 6,000
BofA Securities Inc
3.10%, 11/03/2022 5,000 4,999
Chesham Finance Ltd / Chesham Finance LLC
3.06%, 11/01/2022
(d)
18,000 18,000
Collateralized Commercial Paper V Co LLC
3.39%, 01/05/2023 6,000 5,963
CRC Funding LLC
3.00%, 11/17/2022
(d)
5,000 4,993
3.08%, 12/09/2022
(d)
5,500 5,482
DCAT LLC
3.15%, 11/03/2022 5,000 4,999
3.15%, 11/07/2022 5,500 5,497
3.30%, 11/02/2022 5,700 5,700
3.35%, 11/09/2022 6,000 5,996
3.60%, 11/15/2022 1,550 1,548
Fairway Finance Co LLC
3.15%, 11/03/2022
(d)
4,013 4,012
Glencove Funding LLC
2.85%, 11/04/2022
(d)
4,000 3,999
3.38%, 11/23/2022
(d)
5,500 5,489
3.60%, 11/17/2022
(d)
9,070 9,056
Goldman Sachs International
3.71%, 12/19/2022
(d)
6,000 5,970
3.80%, 12/29/2022
(d)
6,000 5,963
3.81%, 12/30/2022
(d)
6,000 5,963
Gotham Funding Corp
3.24%, 11/21/2022
(d)
6,160 6,149
4.50%, 01/17/2023
(d)
6,000 5,942
4.55%, 01/20/2023
(d)
5,800 5,741
Great Bear Funding LLC
3.08%, 11/01/2022
(d)
6,000 6,000
3.56%, 11/14/2022
(d)
6,000 5,992
Longship Funding LLC
3.16%, 11/07/2022
(d)
6,000 5,997
3.49%, 11/08/2022
(d)
6,000 5,996
4.40%, 01/09/2023
(d)
6,000 5,950
Nieuw Amsterdam Receivables Corp BV
3.50%, 12/01/2022
(d)
6,000 5,983
3.55%, 11/16/2022
(d)
3,325 3,320
Thunder Bay Funding LLC
3.36%, 11/15/2022
(d)
6,000 5,992
$ 178,691
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2.30%
National Rural Utilities Cooperative Finance Corp
3.37%, 11/09/2022 $ 4,500 $ 4,497
3.93%, 11/15/2022 6,000 5,991
4.05%, 11/18/2022 6,000 5,988
4.10%, 11/21/2022 6,000 5,986
$ 22,462
Electrical Components & Equipment - 1.63%
Emerson Electric Co
3.08%, 11/01/2022
(d)
4,000 4,000
3.12%, 11/08/2022
(d)
6,000 5,996
3.20%, 11/17/2022
(d)
6,000 5,992
$ 15,988
Food - 0.61%
Unilever Capital Corp (credit support from
Unilever PLC )
3.05%, 11/03/2022
(b),(d)
6,000 5,999
Healthcare - Services - 1.73%
UnitedHealth Group Inc
3.50%, 11/09/2022
(d)
6,000 5,995
3.66%, 11/14/2022
(d)
5,000 4,993
3.70%, 11/21/2022
(d)
6,000 5,988
$ 16,976
Holding Companies - Diversified - 1.79%
Koch Industries Inc
3.20%, 11/15/2022 6,000 5,993
3.45%, 11/09/2022 6,000 5,995
3.52%, 11/21/2022 5,500 5,489
$ 17,477
Insurance - 2.25%
Prudential Financial Inc
3.15%, 11/01/2022
(d)
4,000 4,000
3.15%, 11/03/2022
(d)
6,000 5,999
3.15%, 11/04/2022
(d)
6,000 5,999
3.15%, 11/08/2022
(d)
6,000 5,996
$ 21,994
Internet - 1.08%
Amazon.com Inc
3.05%, 11/02/2022 5,600 5,600
3.07%, 11/14/2022 5,000 4,994
$ 10,594
Machinery - Construction & Mining - 1.84%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
3.45%, 11/09/2022
(b)
6,000 5,995
3.45%, 11/17/2022
(b)
6,000 5,991
3.60%, 11/25/2022
(b)
6,000 5,986
$ 17,972
Machinery - Diversified - 0.41%
John Deere Capital Corp
3.42%, 11/16/2022
(d)
4,000 3,994
Miscellaneous Manufacturers - 0.61%
Illinois Tool Works Inc
3.40%, 11/15/2022
(d)
6,000 5,992
Oil & Gas - 5.86%
BP Capital Markets PLC (credit support from BP
PLC )
3.15%, 11/03/2022
(b),(d)
5,500 5,499
3.20%, 11/02/2022
(b),(d)
6,000 5,999
3.22%, 11/07/2022
(b),(d)
6,000 5,997
3.90%, 12/07/2022
(b),(d)
840 837
Exxon Mobil Corp
3.04%, 11/01/2022 10,000 10,000
3.44%, 11/07/2022 5,000 4,997

Schedule of Investments
Money Market Fund
October 31, 2022
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital Canada Ltd (credit support
from Total SA )
3.08%, 11/01/2022
(b),(d)
$ 6,000 $ 6,000
3.37%, 11/09/2022
(b),(d)
6,000 5,996
3.39%, 11/07/2022
(b),(d)
1,000 999
3.43%, 11/10/2022
(b),(d)
5,000 4,996
3.65%, 11/15/2022
(b),(d)
6,000 5,991
$ 57,311
Oil & Gas Services - 1.19%
Schlumberger Investment SA (credit support
from Schlumberger NV )
3.35%, 11/10/2022
(b),(d)
5,700 5,695
3.55%, 11/14/2022
(b),(d)
6,000 5,993
$ 11,688
Pharmaceuticals - 2.30%
Novartis Finance Corp (credit support from
Novartis AG )
3.10%, 11/01/2022
(b),(d)
6,000 6,000
3.15%, 11/08/2022
(b),(d)
5,500 5,497
3.47%, 11/18/2022
(b),(d)
5,000 4,992
3.57%, 11/21/2022
(b),(d)
6,000 5,988
$ 22,477
Real Estate - 0 .40%
Brookfield US Holdings Inc (credit support from
BAM Inc )
4.25%, 11/08/2022
(b),(d)
3,950 3,947
Retail - 4.02%
Target Corp
3.05%, 11/01/2022
(d)
10,000 10,000
3.39%, 11/14/2022
(d)
5,700 5,693
3.45%, 11/07/2022
(d)
6,000 5,996
Walmart Inc
3.22%, 11/07/2022
(d)
6,000 5,997
3.25%, 11/08/2022
(d)
6,000 5,996
3.50%, 11/14/2022
(d)
5,650 5,643
$ 39,325
Telecommunications - 1.61%
Telstra Group Ltd
3.10%, 11/08/2022
(d)
3,800 3,798
3.35%, 11/10/2022
(d)
6,000 5,995
3.60%, 11/14/2022
(d)
6,000 5,992
$ 15,785
Water - 2.40%
American Water Capital Corp (credit support
from American Water Works )
3.35%, 11/10/2022
(b),(d)
6,000 5,995
3.37%, 11/08/2022
(b),(d)
6,000 5,996
3.80%, 11/09/2022
(b),(d)
6,000 5,995
3.80%, 11/14/2022
(b),(d)
5,500 5,492
$ 23,478
TOTAL COMMERCIAL PAPER $ 871,148
REPURCHASE AGREEMENTS - 3.88%
Maturity
Amount (000's) Value (000's)
Banks - 3.88%
Barclays Capital Repurchase Agreement; 3.00%
traded 10/31/2022 maturing 11/01/2022
(collateralized by US Government Security;
$20,400,082; 3.625%; dated 02/15/2044)
$ 20,002 $ 20,000
Merrill Lynch Repurchase Agreement; 3.01%
traded 10/31/2022 maturing 11/01/2022
(collateralized by US Government Securities;
$ 18,360,066; 1.625%-2.75%; dated
09/30/2026-04/30/2027)
18,002 18,000
$ 38,000
TOTAL REPURCHASE AGREEMENTS $ 38,000
Total Investments $ 978,163
Other Assets and Liabilities -  0.05% 498
TOTAL NET ASSETS - 100.00% $ 978,661
(a) Current yield shown is as of period end.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $694,768 or 70.99% of net assets.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 44.22%
Consumer, Non-cyclical 18.59%
Consumer, Cyclical 8.69%
Energy 7.05%
Utilities 4.70%
Industrial 4 .49%
Money Market Funds 3.92%
Communications 2.69%
Basic Materials 2.42%
Diversified 1.79%
Insured 1.39%
Other Assets and Liabilities
0.05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .38 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares MSCI EAFE Value ETF
(a)
72,700 $ 3,002
Money Market Funds - 2 .21%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(b),(c)
2,816,272 2,816
Principal Government Money Market Fund -
Institutional Class 2.82%
(b),(d)
34,823,593 34,824
$ 37,640
TOTAL INVESTMENT COMPANIES $ 40,642
COMMON STOCKS - 96 .46 % Shares Held Value (000's)
Advertising - 0 .04%
Dentsu Group Inc 4,900 $ 152
Hakuhodo DY Holdings Inc 2,700 23
Publicis Groupe SA 5,052 283
WPP PLC 24,197 213
$ 671
Aerospace & Defense - 4 .46%
BAE Systems PLC 1,651,495 15,447
Rheinmetall AG 89,961 14,623
Rolls-Royce Holdings PLC
(e)
34,296,640 30,760
Thales SA 119,111 15,149
$ 75,979
Agriculture - 0 .59%
British American Tobacco PLC 227,418 8,982
Imperial Brands PLC 20,005 487
Japan Tobacco Inc 26,500 444
Wilmar International Ltd 42,600 116
$ 10,029
Airlines - 0 .92%
ANA Holdings Inc
(e)
1,900 37
Deutsche Lufthansa AG
(e)
4,644 32
Japan Airlines Co Ltd
(e)
2,200 41
Qantas Airways Ltd
(e)
10,257 38
Ryanair Holdings PLC ADR
(e)
225,114 15,508
Singapore Airlines Ltd
(e)
10,400 39
$ 15,695
Automobile Manufacturers - 2 .10%
Bayerische Motoren Werke AG 7,334 576
Daimler Truck Holding AG
(e)
577,760 15,410
Honda Motor Co Ltd 581,138 13,251
Isuzu Motors Ltd 8,400 99
Mazda Motor Corp 12,600 85
Mercedes-Benz Group AG 17,774 1,029
Nissan Motor Co Ltd 51,500 164
Renault SA
(e)
4,258 131
Stellantis NV 48,760 658
Subaru Corp 13,600 213
Suzuki Motor Corp 8,200 277
Toyota Motor Corp 235,450 3,267
Volkswagen AG 655 112
Volvo AB - B Shares 33,435 547
$ 35,819
Automobile Parts & Equipment - 2 .05%
Aisin Corp 3,300 85
Bridgestone Corp 497,485 17,992
Cie Generale des Etablissements Michelin SCA 15,031 383
Continental AG 2,442 127
Koito Manufacturing Co Ltd 889,452 12,627
NGK Insulators Ltd 5,200 61
Sumitomo Electric Industries Ltd 15,800 165
Toyota Industries Corp 3,300 170
Valeo 206,373 3,399
$ 35,009
Banks - 15 .01%
ABN AMRO Bank NV
(f)
9,391 92
Australia & New Zealand Banking Group Ltd 66,035 1,082
Banco Bilbao Vizcaya Argentaria SA 147,737 762
Banco Santander SA 378,450 981
Bank Hapoalim BM 28,138 271
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM 34,206 $ 326
Barclays PLC 9,977,208 16,954
BNP Paribas SA 157,051 7,365
BOC Hong Kong Holdings Ltd 9,150,271 28,433
CaixaBank SA 555,173 1,841
Chiba Bank Ltd/The 11,700 64
Commerzbank AG
(e)
23,586 188
Commonwealth Bank of Australia 18,933 1,269
Concordia Financial Group Ltd 24,100 74
Credit Agricole SA 26,818 243
Credit Suisse Group AG
(a)
38,175 158
Danske Bank A/S 15,313 247
DBS Group Holdings Ltd 20,100 486
Deutsche Bank AG 45,793 436
DNB Bank ASA 20,610 365
Erste Group Bank AG 7,634 188
FinecoBank Banca Fineco SpA 8,805 119
Grupo Financiero Banorte SAB de CV 2,829,585 23,035
Hang Seng Bank Ltd 16,900 238
HSBC Holdings PLC 6,283,186 32,246
ING Groep NV 5,457,678 53,702
Intesa Sanpaolo SpA 365,935 698
Israel Discount Bank Ltd 17,850 101
Japan Post Bank Co Ltd 9,100 61
KBC Group NV 5,552 278
Lloyds Banking Group PLC 1,542,967 741
Macquarie Group Ltd 2,831 307
Mediobanca Banca di Credito Finanziario SpA 13,411 121
Mitsubishi UFJ Financial Group Inc 264,900 1,251
Mizrahi Tefahot Bank Ltd 1,708 65
Mizuho Financial Group Inc 53,400 578
NatWest Group PLC 118,601 319
Nordea Bank Abp 75,567 722
Oversea-Chinese Banking Corp Ltd 74,900 643
Resona Holdings Inc 48,100 181
Shizuoka Financial Group Inc 9,900 62
Skandinaviska Enskilda Banken AB 36,060 380
Societe Generale SA 17,620 404
Standard Chartered PLC 55,893 334
Sumitomo Mitsui Financial Group Inc 348,300 9,781
Sumitomo Mitsui Trust Holdings Inc 7,507 216
Svenska Handelsbanken AB 32,317 300
Swedbank AB 742,524 11,069
UBS Group AG 77,931 1,236
UniCredit SpA 2,442,814 30,294
United Overseas Bank Ltd 1,188,460 23,317
Westpac Banking Corp 77,573 1,198
$ 255,822
Beverages - 2 .67%
Anheuser-Busch InBev SA/NV 173,156 8,661
Asahi Group Holdings Ltd 10,200 285
Carlsberg AS 1,401 165
Coca-Cola Europacific Partners PLC 258,486 12,162
Coca-Cola HBC AG
(e)
4,473 98
Heineken Holding NV 1,455 99
Kirin Holdings Co Ltd 1,040,303 15,293
Pernod Ricard SA 49,882 8,755
Suntory Beverage & Food Ltd 1,600 53
$ 45,571
Biotechnology - 0 .01%
Argenx SE
(e)
428 166
Building Materials - 0 .11%
AGC Inc 4,300 135
Cie de Saint-Gobain 5,513 225
CRH PLC 16,906 609
HeidelbergCement AG 3,214 148
Holcim AG
(e)
12,279 558
Lixil Corp 6,600 100
TOTO Ltd 1,600 45

Schedule of Investments
Overseas Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Xinyi Glass Holdings Ltd 27,000 $ 35
$ 1,855
Chemicals - 3 .38%
Air Liquide SA 117,815 15,412
Akzo Nobel NV 542,588 33,497
Arkema SA 65,791 5,206
Asahi Kasei Corp 27,700 178
BASF SE 20,346 913
Clariant AG
(e)
1,675 27
Covestro AG
(f)
41,812 1,419
Evonik Industries AG 4,656 86
Johnson Matthey PLC 4,077 91
Mitsubishi Chemical Group Corp 28,300 128
Mitsui Chemicals Inc 4,100 76
Solvay SA 1,645 148
Sumitomo Chemical Co Ltd 32,900 111
Toray Industries Inc 30,700 149
Tosoh Corp 5,700 62
Yara International ASA 3,675 164
$ 57,667
Commercial Services - 3 .36%
Adecco Group AG 3,574 112
Amadeus IT Group SA
(e)
416,335 21,714
Atlantia SpA 7,150 159
Dai Nippon Printing Co Ltd 4,900 98
Randstad NV 328,730 16,383
RELX PLC 333,122 8,948
RELX PLC 348,791 9,376
Secom Co Ltd 1,600 91
Securitas AB 10,925 89
SGS SA 71 157
TOPPAN INC 5,800 87
$ 57,214
Computers - 0 .01%
CyberArk Software Ltd
(e)
901 142
Otsuka Corp 1,300 41
SCSK Corp 1,300 19
$ 202
Consumer Products - 1 .33%
Henkel AG & Co KGaA 2,307 135
Reckitt Benckiser Group PLC 338,197 22,445
$ 22,580
Cosmetics & Personal Care - 1 .33%
Essity AB 13,521 286
Haleon PLC
(e)
112,534 345
Kao Corp 6,900 258
Unilever PLC 477,806 21,718
$ 22,607
Distribution & Wholesale - 0 .12%
ITOCHU Corp 9,300 240
Marubeni Corp 34,400 301
Mitsubishi Corp 28,100 761
Mitsui & Co Ltd 15,400 341
Sumitomo Corp 25,000 318
Toyota Tsusho Corp 4,800 161
$ 2,122
Diversified Financial Services - 2 .07%
abrdn plc 48,412 88
AerCap Holdings NV
(e)
2,996 160
Amundi SA
(f)
5,059 239
Ashmore Group PLC 3,682,065 8,720
Daiwa Securities Group Inc 29,700 116
Hargreaves Lansdown PLC 7,899 69
Julius Baer Group Ltd 516,959 24,803
Mitsubishi HC Capital Inc 14,600 63
Nomura Holdings Inc 64,500 209
ORIX Corp 26,400 388
SBI Holdings Inc/Japan 5,400 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Schroders PLC 16,235 $ 73
Singapore Exchange Ltd 6,600 39
St James's Place PLC 12,068 147
$ 35,211
Electric - 3 .01%
Chubu Electric Power Co Inc 9,300 76
CLP Holdings Ltd 36,500 245
E.ON SE 32,334 271
EDP - Energias de Portugal SA 61,506 269
EDP Renovaveis SA 2,238 47
Electricite de France SA 12,444 147
Endesa SA 7,052 118
Enel SpA 5,611,212 25,067
Engie SA 40,468 526
Fortum Oyj 9,861 139
HK Electric Investments & HK Electric
Investments Ltd
59,000 37
Iberdrola SA 957,135 9,734
Kansai Electric Power Co Inc/The 15,500 117
Mercury NZ Ltd 15,339 52
Meridian Energy Ltd 28,611 81
National Grid PLC 80,797 880
Origin Energy Ltd 39,023 139
Orsted AS
(f)
2,729 225
Power Assets Holdings Ltd 31,000 148
Red Electrica Corp SA 9,009 146
RWE AG 316,326 12,177
SSE PLC 23,656 423
Terna - Rete Elettrica Nazionale 31,174 207
Tokyo Electric Power Co Holdings Inc
(e)
22,100 72
Uniper SE
(a)
2,367 7
$ 51,350
Electrical Components & Equipment - 0 .03%
ABB Ltd 12,762 354
Brother Industries Ltd 5,200 89
$ 443
Electronics - 0 .70%
Hirose Electric Co Ltd 200 26
Kyocera Corp 7,100 344
Murata Manufacturing Co Ltd 242,500 11,480
Yokogawa Electric Corp 1,900 31
$ 11,881
Engineering & Construction - 3 .19%
ACS Actividades de Construccion y Servicios SA 5,127 132
Aena SME SA
(e),(f)
105,895 12,446
Aeroports de Paris
(e)
231 31
Beijing Capital International Airport Co Ltd
(e)
8,366,000 4,530
Bouygues SA 5,084 145
CK Infrastructure Holdings Ltd 2,368,283 11,251
Eiffage SA 925 84
Ferrovial SA 3,747 92
Kajima Corp 9,300 88
Keppel Corp Ltd 32,200 158
Lendlease Corp Ltd 15,294 85
Obayashi Corp 14,400 92
Shimizu Corp 12,200 61
Skanska AB 7,553 117
Taisei Corp 4,100 112
Vinci SA 271,129 24,954
$ 54,378
Entertainment - 1 .23%
Genting Singapore Ltd 36,683,975 20,861
Lottery Corp Ltd/The
(e)
49,315 135
Toho Co Ltd/Tokyo 900 32
$ 21,028

Schedule of Investments
Overseas Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .93%
Aeon Co Ltd 7,200 $ 134
Associated British Foods PLC 785,050 12,168
Carrefour SA 500,319 8,053
CK Hutchison Holdings Ltd 60,000 299
Danone SA 747,045 37,128
J Sainsbury PLC 38,940 87
Koninklijke Ahold Delhaize NV 23,168 646
MEIJI Holdings Co Ltd 2,500 103
Nisshin Seifun Group Inc 4,400 47
Ocado Group PLC
(e)
6,408 35
Orkla ASA 1,095,490 7,389
Seven & i Holdings Co Ltd 16,800 627
Tesco PLC 108,718 268
WH Group Ltd
(f)
121,000 61
$ 67,045
Food Service - 0 .66%
Compass Group PLC 537,535 11,321
Forest Products & Paper - 0 .05%
Holmen AB 729 27
Mondi PLC 10,779 181
Oji Holdings Corp 18,000 63
Smurfit Kappa Group PLC 5,476 181
Svenska Cellulosa AB SCA 6,726 79
UPM-Kymmene Oyj 11,848 398
$ 929
Gas - 0 .87%
Centrica PLC 15,953,593 14,018
Enagas SA 5,525 90
Hong Kong & China Gas Co Ltd 248,300 191
Naturgy Energy Group SA 3,228 83
Osaka Gas Co Ltd 8,300 123
Snam SpA 44,679 199
Tokyo Gas Co Ltd 8,800 157
$ 14,861
Hand & Machine Tools - 0 .01%
Fuji Electric Co Ltd 1,900 73
Makita Corp 3,300 60
Schindler Holding AG - PC 452 74
Schindler Holding AG - REG 183 29
$ 236
Healthcare - Products - 1 .23%
Elekta AB 2,254,087 11,457
EssilorLuxottica SA 2,235 353
Koninklijke Philips NV 714,409 9,063
Smith & Nephew PLC 12,563 148
$ 21,021
Healthcare - Services - 0 .03%
Fresenius Medical Care AG & Co KGaA 4,543 126
Fresenius SE & Co KGaA 9,299 214
Medibank Pvt Ltd 30,569 55
Ramsay Health Care Ltd 1,422 53
$ 448
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 3,525 162
Swire Pacific Ltd 11,000 73
$ 235
Home Builders - 0 .58%
Barratt Developments PLC 22,701 98
Berkeley Group Holdings PLC 2,472 98
Daiwa House Industry Co Ltd 13,400 270
Iida Group Holdings Co Ltd 3,500 49
Persimmon PLC 604,938 9,052
Sekisui Chemical Co Ltd 5,400 67
Sekisui House Ltd 13,700 228
Taylor Wimpey PLC 79,113 85
$ 9,947
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .03%
Electrolux AB
(a)
4,882 $ 60
Hoshizaki Corp 1,300 37
Panasonic Holdings Corp 48,900 348
SEB SA 360 24
Sharp Corp/Japan
(a)
5,800 35
$ 504
Insurance - 5 .14%
Admiral Group PLC 3,994 92
Aegon NV 39,669 184
Ageas SA/NV 3,571 124
Allianz SE 100,516 18,084
Assicurazioni Generali SpA 24,607 369
Aviva PLC 62,686 301
AXA SA 671,626 16,586
Baloise Holding AG 1,017 139
Dai-ichi Life Holdings Inc 21,800 346
Gjensidige Forsikring ASA 4,441 81
Hannover Rueck SE 1,339 218
Insurance Australia Group Ltd 54,618 171
Japan Post Holdings Co Ltd 52,800 355
Japan Post Insurance Co Ltd 4,400 65
Legal & General Group PLC 4,809,670 12,867
M&G PLC 56,968 114
MS&AD Insurance Group Holdings Inc 9,900 262
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
1,555 410
NN Group NV 6,180 262
Phoenix Group Holdings PLC 16,610 103
Prudential PLC 2,693,292 25,020
QBE Insurance Group Ltd 16,432 129
Sampo Oyj 10,607 485
Sompo Holdings Inc 7,000 292
Suncorp Group Ltd 27,975 205
Swiss Life Holding AG 700 339
Swiss Re AG 3,347 249
T&D Holdings Inc 5,900 58
Tryg A/S 3,996 86
Zurich Insurance Group AG 22,499 9,589
$ 87,585
Internet - 0 .10%
Delivery Hero SE
(e),(f)
1,268 42
Just Eat Takeaway.com NV
(e),(f)
2,636 45
Rakuten Group Inc 9,700 43
Tencent Holdings Ltd 50,000 1,314
Trend Micro Inc/Japan 1,500 76
United Internet AG 2,152 40
Wix.com Ltd
(e)
636 54
Z Holdings Corp 20,700 53
$ 1,667
Investment Companies - 0 .02%
BGP Holdings PLC
(e),(g)
738,711 —
Eurazeo SE 967 55
EXOR NV
(e)
2,407 162
Groupe Bruxelles Lambert NV 773 57
Industrivarden AB - A Shares 1,102 25
Industrivarden AB - C Shares 1,196 27
L E Lundbergforetagen AB 1,096 43
$ 369
Iron & Steel - 0 .28%
ArcelorMittal SA 174,870 3,909
BlueScope Steel Ltd 10,628 107
Fortescue Metals Group Ltd 37,521 353
JFE Holdings Inc 10,900 100
Nippon Steel Corp 17,800 244
voestalpine AG 2,576 56
$ 4,769
Leisure Products & Services - 0 .01%
Yamaha Motor Co Ltd 4,300 89

Schedule of Investments
Overseas Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .57%
Accor SA
(e)
662,167 $ 15,867
City Developments Ltd 9,000 48
Sands China Ltd
(e)
6,200,400 10,840
Whitbread PLC 2,241 66
$ 26,821
Machinery - Construction & Mining - 1 .46%
Hitachi Ltd 21,500 976
Komatsu Ltd 584,347 11,447
Mitsubishi Electric Corp 1,411,811 12,422
Siemens Energy AG
(a)
4,840 56
$ 24,901
Machinery - Diversified - 2 .27%
FANUC Corp 163,300 21,368
Husqvarna AB 9,316 55
KION Group AG 1,601 36
Kone Oyj 4,894 200
Kubota Corp 14,600 204
Nabtesco Corp 785,058 16,675
Wartsila OYJ Abp 10,510 72
$ 38,610
Media - 1 .21%
Bollore SE 19,630 98
Informa PLC 3,202,067 20,404
Pearson PLC 14,847 164
$ 20,666
Metal Fabrication & Hardware - 1 .48%
NSK Ltd 994,200 5,255
SKF AB 1,366,527 19,781
Tenaris SA 10,484 164
$ 25,200
Mining - 1 .46%
Anglo American PLC 28,151 843
Antofagasta PLC 8,755 118
BHP Group Ltd 112,341 2,698
Boliden AB
(e)
6,071 177
Glencore PLC 218,448 1,252
Gold Fields Ltd 1,245,526 9,978
Norsk Hydro ASA 29,797 189
Rio Tinto Ltd 8,222 467
Rio Tinto PLC 171,209 8,948
South32 Ltd 102,902 236
Sumitomo Metal Mining Co Ltd 2,000 56
$ 24,962
Miscellaneous Manufacturers - 1 .60%
Alstom SA 919,970 18,934
JSR Corp 1,400 27
Knorr-Bremse AG 564 25
Siemens AG 74,233 8,107
Smiths Group PLC 8,309 149
$ 27,242
Office & Business Equipment - 0 .06%
Canon Inc 22,200 471
FUJIFILM Holdings Corp 8,000 366
Ricoh Co Ltd 12,700 93
Seiko Epson Corp 6,200 84
$ 1,014
Oil & Gas - 4 .33%
Aker BP ASA 618,014 19,632
BP PLC 1,833,042 10,141
DCC PLC 2,190 122
ENEOS Holdings Inc 68,010 224
Eni SpA 55,921 734
Equinor ASA 21,651 789
Galp Energia SGPS SA 11,129 113
Idemitsu Kosan Co Ltd 4,700 103
Inpex Corp 23,000 232
OMV AG 3,269 151
Repsol SA 20,898 284
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Santos Ltd 71,291 $ 348
Shell PLC 165,070 4,573
Suncor Energy Inc 682,432 23,473
TotalEnergies SE 217,118 11,845
Woodside Energy Group Ltd 42,070 973
$ 73,737
Pharmaceuticals - 7 .91%
Astellas Pharma Inc 26,500 366
AstraZeneca PLC 174,547 20,480
Bayer AG 246,912 12,983
Grifols SA
(e)
6,623 56
GSK PLC 536,478 8,788
Kyowa Kirin Co Ltd 3,000 71
Novartis AG 251,835 20,371
Orion Oyj 1,539 71
Roche Holding AG 57,902 19,212
Sanofi 253,811 21,842
Shionogi & Co Ltd 3,000 139
Sino Biopharmaceutical Ltd 25,107,405 12,183
Takeda Pharmaceutical Co Ltd 681,700 18,003
Teva Pharmaceutical Industries Ltd ADR
(e)
24,602 219
UCB SA 1,403 106
$ 134,890
Pipelines - 1 .26%
APA Group 13,097 88
Enbridge Inc 547,703 21,340
$ 21,428
Private Equity - 0 .02%
3i Group PLC 21,564 287
Real Estate - 1 .20%
Aroundtown SA 22,180 44
Azrieli Group Ltd 613 45
CK Asset Holdings Ltd 44,500 246
Daito Trust Construction Co Ltd 1,400 139
Hang Lung Properties Ltd 44,000 55
Henderson Land Development Co Ltd 32,438 79
Hongkong Land Holdings Ltd 4,669,872 17,978
Hulic Co Ltd 8,500 62
LEG Immobilien SE 1,617 106
Mitsubishi Estate Co Ltd 26,300 331
New World Development Co Ltd 33,451 68
Nomura Real Estate Holdings Inc 2,600 59
Sino Land Co Ltd 76,000 81
Sumitomo Realty & Development Co Ltd 6,900 158
Sun Hung Kai Properties Ltd 32,383 348
Swire Properties Ltd 25,800 50
Swiss Prime Site AG 1,699 137
UOL Group Ltd 10,300 45
Vonovia SE 15,869 351
Wharf Real Estate Investment Co Ltd 37,000 146
$ 20,528
REITs - 0 .17%
British Land Co PLC/The 19,547 82
CapitaLand Ascendas REIT 74,400 138
CapitaLand Integrated Commercial Trust 117,799 156
Covivio 1,052 56
Daiwa House REIT Investment Corp 49 99
Dexus 23,831 119
Gecina SA 1,020 91
GLP J-Reit 48 50
GPT Group/The 42,443 117
Japan Metropolitan Fund Invest 156 115
Japan Real Estate Investment Corp 28 117
Klepierre SA 4,777 96
Land Securities Group PLC 15,639 102
Link REIT 46,700 276
Mapletree Logistics Trust 72,600 78
Mapletree Pan Asia Commercial Trust 52,200 59
Mirvac Group 87,364 116

Schedule of Investments
Overseas Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Nippon Building Fund Inc 34 $ 151
Nippon Prologis REIT Inc
(e)
24 50
Nomura Real Estate Master Fund Inc
(e)
95 108
Scentre Group 115,001 214
Segro PLC 9,389 85
Stockland 52,892 122
Unibail-Rodamco-Westfield
(e)
2,618 124
Vicinity Ltd 85,900 107
$ 2,828
Retail - 1 .77%
Alimentation Couche-Tard Inc 176,337 7,896
Chow Tai Fook Jewellery Group Ltd 44,400 76
Cie Financiere Richemont SA 71,812 7,018
H & M Hennes & Mauritz AB
(a)
16,182 163
Industria de Diseno Textil SA 526,655 11,954
Kingfisher PLC 44,682 112
Swatch Group AG/The - BR 643 145
Swatch Group AG/The - REG 1,168 49
USS Co Ltd 2,600 39
WH Smith PLC
(e)
207,030 2,799
$ 30,251
Semiconductors - 2 .80%
ASMPT Ltd 168,600 928
Samsung Electronics Co Ltd 527,065 21,936
SK Hynix Inc 331,811 19,209
Tokyo Electron Ltd 21,700 5,709
$ 47,782
Software - 1 .44%
Sage Group PLC/The 7,916 66
SAP SE 253,733 24,423
Ubisoft Entertainment SA
(e)
1,041 28
$ 24,517
Telecommunications - 1 .20%
BT Group PLC 153,964 230
Deutsche Telekom AG 703,234 13,274
Elisa Oyj 2,052 99
Hikari Tsushin Inc 300 36
HKT Trust & HKT Ltd 83,000 94
KDDI Corp 35,800 1,058
Koninklijke KPN NV 73,191 205
Nippon Telegraph & Telephone Corp 26,600 734
Nokia OYJ 77,934 346
Orange SA 44,204 421
Proximus SADP 3,377 35
SoftBank Corp 63,600 627
SoftBank Group Corp 26,800 1,151
Spark New Zealand Ltd 41,468 124
Swisscom AG 575 284
Tele2 AB 12,602 103
Telecom Italia SpA/Milano
(e)
77,416 15
Telefonica Deutschland Holding AG 23,112 50
Telefonica SA 116,090 400
Telenor ASA 15,503 141
Telia Co AB
(a)
58,898 156
Telstra Group Ltd 58,486 147
Vodafone Group PLC 591,936 691
$ 20,421
Transportation - 1 .72%
AP Moller - Maersk A/S - A 25 50
AP Moller - Maersk A/S - B 112 234
Aurizon Holdings Ltd 40,863 95
Canadian National Railway Co 126,434 14,979
Central Japan Railway Co 3,200 370
Deutsche Post AG 347,850 12,297
East Japan Railway Co 4,400 234
Kintetsu Group Holdings Co Ltd 2,500 85
Mitsui OSK Lines Ltd 7,700 152
MTR Corp Ltd 34,000 150
Nippon Express Holdings Inc 1,700 85
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Nippon Yusen KK 10,800 $ 196
Poste Italiane SpA
(f)
11,599 101
SITC International Holdings Co Ltd 11,000 18
West Japan Railway Co 4,900 194
ZIM Integrated Shipping Services Ltd
(a)
1,871 44
$ 29,284
Water - 0 .86%
Severn Trent PLC 1,944 56
United Utilities Group PLC 15,138 163
Veolia Environnement SA 646,177 14,420
$ 14,639
TOTAL COMMON STOCKS $ 1,644,333
PREFERRED STOCKS - 1 .14 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Bayerische Motoren Werke AG 5.82% 1,319 $ 97
Porsche Automobil Holding SE 2.56% 3,391 190
Volkswagen AG 7.56% 4,119 527
$ 814
Consumer Products - 1 .09%
Henkel AG & Co KGaA 1.85% 295,820 18,636
TOTAL PREFERRED STOCKS $ 19,450
Total Investments $ 1,704,425
Other Assets and Liabilities -  0.02% 288
TOTAL NET ASSETS - 100.00% $ 1,704,713
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,726 or 0.16% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,816 or
0.17% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,670 or 0.86% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
Overseas Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 20 .95%
France 13 .40%
Japan 11 .64%
Germany 9 .27%
Netherlands 6 .76%
Switzerland 5 .07%
Hong Kong 4 .34%
Canada 3 .97%
Spain 3 .58%
Italy 3 .40%
Singapore 2 .70%
Sweden 2 .65%
Korea, Republic Of 2 .42%
United States 2 .38%
Norway 1 .69%
Mexico 1 .35%
Ireland 0 .98%
Australia 0 .69%
Macao 0 .64%
South Africa 0 .58%
Belgium 0 .57%
China 0 .35%
Luxembourg 0 .24%
Finland 0 .15%
Israel 0 .08%
Denmark 0 .05%
Portugal 0 .03%
Austria 0 .02%
New Zealand 0 .02%
Chile 0 .01%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 50,357 $ 1,782,875 $ 1,798,408 $ 34,824
$ 50,357 $ 1,782,875 $ 1,798,408 $ 34,824
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 290 $ — $ — $ —
$ 290 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2022 Long 86 $ 7,550 $ 195
Total $ 195
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3 .03 % Shares Held Value (000's)
Money Market Funds - 3 .03%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
1,893,471 $ 1,893
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
93,232,478 93,232
$ 95,125
TOTAL INVESTMENT COMPANIES $ 95,125
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Aerospace & Defense - 0 .82%
Raytheon Technologies Corp 270,230 $ 25,623
Apparel - 1 .42%
Deckers Outdoor Corp
(d)
101,559 35,538
NIKE Inc 96,219 8,918
$ 44,456
Automobile Manufacturers - 1 .83%
Cummins Inc 105,377 25,766
PACCAR Inc 326,127 31,579
$ 57,345
Automobile Parts & Equipment - 0 .15%
Magna International Inc 86,728 4,833
Banks - 5 .08%
First Republic Bank/CA 168,276 20,210
JPMorgan Chase & Co 513,000 64,577
Morgan Stanley 422,178 34,690
PNC Financial Services Group Inc/The 246,516 39,894
$ 159,371
Beverages - 1 .66%
Keurig Dr Pepper Inc 1,338,722 51,996
Chemicals - 3 .11%
Air Products and Chemicals Inc 114,892 28,769
Albemarle Corp 113,377 31,731
FMC Corp 313,124 37,230
$ 97,730
Commercial Services - 1 .10%
Morningstar Inc 83,201 19,318
PayPal Holdings Inc
(d)
181,521 15,171
$ 34,489
Computers - 5 .78%
Amdocs Ltd 90,070 7,774
Apple Inc 1,132,045 173,588
$ 181,362
Consumer Products - 0 .57%
Church & Dwight Co Inc 241,054 17,869
Diversified Financial Services - 8 .26%
Ameriprise Financial Inc 134,560 41,595
BlackRock Inc 19,565 12,637
Charles Schwab Corp/The 394,259 31,411
Discover Financial Services 161,063 16,825
Nasdaq Inc 753,311 46,886
Visa Inc 531,127 110,028
$ 259,382
Electric - 3 .84%
Constellation Energy Corp 488,238 46,158
NextEra Energy Inc 566,869 43,932
Xcel Energy Inc 466,678 30,386
$ 120,476
Electronics - 0 .54%
Honeywell International Inc 83,139 16,962
Energy - Alternate Sources - 0 .58%
Enphase Energy Inc
(d)
59,697 18,327
Environmental Control - 1 .25%
Republic Services Inc 296,820 39,364
Food - 0 .92%
Simply Good Foods Co/The
(d)
757,226 29,002
Healthcare - Products - 3 .24%
Abbott Laboratories 375,008 37,103
Cooper Cos Inc/The 32,728 8,947
Edwards Lifesciences Corp
(d)
142,422 10,316
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Medtronic PLC 107,331 $ 9,374
Thermo Fisher Scientific Inc 69,760 35,855
$ 101,595
Healthcare - Services - 3 .07%
UnitedHealth Group Inc 173,591 96,369
Home Furnishings - 0 .21%
Sonos Inc
(d)
411,005 6,625
Insurance - 2 .57%
Fidelity National Financial Inc 116,182 4,575
Marsh & McLennan Cos Inc 221,733 35,808
Progressive Corp/The 314,931 40,437
$ 80,820
Internet - 5 .38%
Alphabet Inc - A Shares
(d)
985,098 93,102
Amazon.com Inc
(d)
596,744 61,130
Meta Platforms Inc
(d)
156,906 14,617
$ 168,849
Machinery - Construction & Mining - 0 .67%
Epiroc AB - A Shares 1,379,427 21,117
Machinery - Diversified - 0 .95%
Deere & Co 75,061 29,711
Media - 2 .85%
Charter Communications Inc
(d)
10,144 3,729
Comcast Corp - Class A 1,296,500 41,151
Nexstar Media Group Inc 191,994 32,889
Walt Disney Co/The
(d)
108,282 11,536
$ 89,305
Miscellaneous Manufacturers - 1 .78%
Parker-Hannifin Corp 115,297 33,508
Trane Technologies PLC 139,733 22,305
$ 55,813
Oil & Gas - 5 .95%
Chevron Corp 445,180 80,533
EOG Resources Inc 384,205 52,452
Helmerich & Payne Inc 397,997 19,705
Marathon Petroleum Corp 298,524 33,918
$ 186,608
Pharmaceuticals - 7 .49%
Bristol-Myers Squibb Co 318,832 24,700
CVS Health Corp 478,510 45,315
Eli Lilly & Co 142,412 51,566
Merck & Co Inc 417,813 42,283
Pfizer Inc 741,182 34,502
Roche Holding AG ADR 744,128 30,762
SIGA Technologies Inc
(e)
657,346 6,041
$ 235,169
REITs - 2 .96%
Alexandria Real Estate Equities Inc 133,344 19,375
American Tower Corp 68,655 14,225
Extra Space Storage Inc 70,110 12,440
Host Hotels & Resorts Inc 1,841,731 34,772
Prologis Inc 110,614 12,250
$ 93,062
Retail - 6 .74%
Chipotle Mexican Grill Inc
(d)
15,305 22,932
Costco Wholesale Corp 77,965 39,099
Home Depot Inc/The 67,712 20,052
Lululemon Athletica Inc
(d)
46,787 15,395
O'Reilly Automotive Inc
(d)
50,103 41,945
Papa John's International Inc 216,403 15,717
Starbucks Corp 80,948 7,009
Target Corp 106,045 17,418
Tractor Supply Co 145,966 32,079
$ 211,646

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .60%
Broadcom Inc 124,901 $ 58,718
Lam Research Corp 50,751 20,543
Microchip Technology Inc 323,497 19,973
NVIDIA Corp 102,027 13,771
$ 113,005
Software - 9 .16%
Adobe Inc
(d)
128,438 40,908
Fair Isaac Corp
(d)
76,177 36,477
Microsoft Corp 577,618 134,082
Roper Technologies Inc 84,531 35,042
Salesforce Inc
(d)
91,451 14,869
ServiceNow Inc
(d)
34,236 14,404
Veeva Systems Inc
(d)
70,753 11,882
$ 287,664
Telecommunications - 1 .86%
T-Mobile US Inc
(d)
384,396 58,259
Transportation - 1 .88%
Expeditors International of Washington Inc 328,589 32,153
Union Pacific Corp 135,864 26,784
$ 58,937
TOTAL COMMON STOCKS $ 3,053,141
Total Investments $ 3,148,266
Other Assets and Liabilities -  (0.30)% (9,566)
TOTAL NET ASSETS - 100.00% $ 3,138,700
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,893 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,832 or 0.06% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 18 .87%
Technology 18 .54%
Consumer, Non-cyclical 18 .05%
Consumer, Cyclical 10 .35%
Communications 10 .09%
Industrial 7 .89%
Energy 6 .53%
Utilities 3 .84%
Basic Materials 3 .11%
Money Market Funds 3 .03%
Other Assets and Liabilities
( 0 .30 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 44,490 $ 2,097,965 $ 2,049,223 $ 93,232
$ 44,490 $ 2,097,965 $ 2,049,223 $ 93,232
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 648 $ — $ — $ —
$ 648 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .56%
Blue Chip Fund
(a)
639,314 $ 18,188
Core Fixed Income Fund
(a)
22,999,364 188,825
Diversified International Fund
(a)
1,956,553 20,994
Diversified Real Asset Fund
(a)
1,084,938 12,672
International Small Company Fund
(a)
458,987 3,874
LargeCap Growth Fund I
(a)
1,202,961 18,129
MidCap Fund
(a)
92,906 2,964
MidCap Value Fund I
(a)
726,320 11,861
Origin Emerging Markets Fund
(a)
589,459 4,957
SmallCap Growth Fund I
(a)
288,554 3,624
SmallCap Value Fund II
(a)
317,359 3,767
$ 289,855
Principal Funds, Inc. Institutional Class - 44 .46%
Equity Income Fund
(a)
529,999 18,741
High Income Fund
(a)
4,577,214 36,023
Inflation Protection Fund
(a)
4,650,605 37,623
LargeCap S&P 500 Index Fund
(a)
932,142 18,587
LargeCap Value Fund III
(a)
1,028,581 18,885
MidCap Growth Fund III
(a)
801,020 8,483
Overseas Fund
(a)
1,141,352 10,158
Short-Term Income Fund
(a)
7,328,580 83,472
$ 231,972
TOTAL INVESTMENT COMPANIES $ 521,827
Total Investments $ 521,827
Other Assets and Liabilities -  (0.02)% (83)
TOTAL NET ASSETS - 100.00% $ 521,744
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .32%
Domestic Equity Funds 23 .63%
International Equity Funds 3 .64%
Specialty Funds 2 .43%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 29,678 $ 6,399 $ 7,341 $ 18,188
Core Fixed Income Fund 245,244 44,889 61,782 188,825
Diversified International Fund 40,604 14,943 19,786 20,994
Diversified Real Asset Fund 13,565 4,336 3,100 12,672
Equity Income Fund 26,124 4,053 7,439 18,741
High Income Fund 49,019 8,849 14,093 36,023
Inflation Protection Fund 34,734 19,052 8,135 37,623
International Small Company Fund 8,168 2,213 3,609 3,874
LargeCap Growth Fund I 27,564 8,053 6,035 18,129
LargeCap S&P 500 Index Fund 17,013 12,020 5,062 18,587
LargeCap Value Fund III 26,735 5,049 9,370 18,885
MidCap Fund 13,326 5,475 11,331 2,964
MidCap Growth Fund III — 8,125 144 8,483
MidCap Value Fund I 13,273 4,283 3,780 11,861
Origin Emerging Markets Fund 10,334 2,656 4,759 4,957
Overseas Fund 22,870 2,191 11,395 10,158
Short-Term Income Fund 125,529 8,111 42,306 83,472
SmallCap Growth Fund I 6,567 1,566 1,917 3,624
SmallCap Value Fund II 7,009 1,526 3,558 3,767
$ 717,356 $ 163,789 $ 224,942 $ 521,827
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 221 $ 612 $ 1,565 $ (11,160)
Core Fixed Income Fund 5,401 (190) — (39,336)
Diversified International Fund 1,773 (559) 4,068 (14,208)
Diversified Real Asset Fund 856 (33) 183 (2,096)
Equity Income Fund 563 (74) 804 (3,923)
High Income Fund 2,415 (727) — (7,025)
Inflation Protection Fund 1,989 (72) 964 (7,956)
International Small Company Fund 129 99 637 (2,997)
LargeCap Growth Fund I 220 (74) 2,503 (11,379)
LargeCap S&P 500 Index Fund 276 (79) 1,803 (5,305)
LargeCap Value Fund III 721 95 1,523 (3,624)
MidCap Fund 36 2,790 945 (7,296)
MidCap Growth Fund III — 5 — 497
MidCap Value Fund I 639 15 774 (1,930)
Origin Emerging Markets Fund 226 (669) 207 (2,605)
Overseas Fund 1,413 1,765 — (5,273)
Short-Term Income Fund 1,518 (307) 578 (7,555)
SmallCap Growth Fund I 190 104 568 (2,696)
SmallCap Value Fund II 695 353 222 (1,563)
$ 19,281 $ 3,054 $ 17,344 $ (137,430)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .18%
Blue Chip Fund
(a)
363,631 $ 10,345
Core Fixed Income Fund
(a)
11,331,893 93,035
Diversified International Fund
(a)
1,097,856 11,780
Diversified Real Asset Fund
(a)
579,530 6,769
International Small Company Fund
(a)
244,732 2,066
LargeCap Growth Fund I
(a)
684,221 10,311
MidCap Fund
(a)
53,088 1,694
MidCap Value Fund I
(a)
408,036 6,663
Origin Emerging Markets Fund
(a)
340,625 2,865
SmallCap Growth Fund I
(a)
157,519 1,978
SmallCap Value Fund II
(a)
173,473 2,059
$ 149,565
Principal Funds, Inc. Institutional Class - 44 .83%
Equity Income Fund
(a)
301,583 10,664
High Income Fund
(a)
2,288,511 18,011
Inflation Protection Fund
(a)
2,314,405 18,723
LargeCap S&P 500 Index Fund
(a)
530,687 10,582
LargeCap Value Fund III
(a)
585,354 10,747
MidCap Growth Fund III
(a)
446,986 4,733
Overseas Fund
(a)
661,008 5,883
Short-Term Income Fund
(a)
3,703,929 42,188
$ 121,531
TOTAL INVESTMENT COMPANIES $ 271,096
Total Investments $ 271,096
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 271,059
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .78%
Domestic Equity Funds 25 .74%
International Equity Funds 3 .99%
Specialty Funds 2 .50%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,446 $ 3,715 $ 5,706 $ 10,345
Core Fixed Income Fund 117,793 23,741 28,517 93,035
Diversified International Fund 26,454 6,749 12,593 11,780
Diversified Real Asset Fund 6,286 3,460 1,819 6,769
Equity Income Fund 16,429 2,599 6,034 10,664
High Income Fund 22,999 6,311 7,433 18,011
Inflation Protection Fund 16,914 10,323 4,509 18,723
International Small Company Fund 5,308 893 2,431 2,066
LargeCap Growth Fund I 17,616 4,520 5,074 10,311
LargeCap S&P 500 Index Fund 11,512 6,159 3,746 10,582
LargeCap Value Fund III 16,830 3,199 7,225 10,747
MidCap Fund 8,296 3,225 7,210 1,694
MidCap Growth Fund III — 4,589 138 4,733
MidCap Value Fund I 8,223 2,539 3,010 6,663
Origin Emerging Markets Fund 6,554 1,336 3,113 2,865
Overseas Fund 13,621 1,460 7,059 5,883
Short-Term Income Fund 53,014 7,989 15,057 42,188
SmallCap Growth Fund I 4,166 1,030 1,666 1,978
SmallCap Value Fund II 4,395 972 2,619 2,059
$ 374,856 $ 94,809 $ 124,959 $ 271,096
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 128 $ 990 $ 903 $ (7,100)
Core Fixed Income Fund 2,720 (258) — (19,724)
Diversified International Fund 1,060 651 2,441 (9,481)
Diversified Real Asset Fund 464 2 99 (1,160)
Equity Income Fund 328 164 468 (2,494)
High Income Fund 1,205 (331) — (3,535)
Inflation Protection Fund 987 (15) 480 (3,990)
International Small Company Fund 77 68 381 (1,772)
LargeCap Growth Fund I 130 590 1,484 (7,341)
LargeCap S&P 500 Index Fund 179 335 1,172 (3,678)
LargeCap Value Fund III 420 274 888 (2,331)
MidCap Fund 21 2,047 551 (4,664)
MidCap Growth Fund III — 5 — 277
MidCap Value Fund I 360 260 437 (1,349)
Origin Emerging Markets Fund 134 (485) 123 (1,427)
Overseas Fund 855 1,208 — (3,347)
Short-Term Income Fund 737 (156) 268 (3,602)
SmallCap Growth Fund I 115 388 343 (1,940)
SmallCap Value Fund II 401 496 128 (1,185)
$ 10,321 $ 6,233 $ 10,166 $ (79,843)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .40%
Blue Chip Fund
(a)
4,237,837 $ 120,566
Core Fixed Income Fund
(a)
105,170,122 863,447
Diversified International Fund
(a)
12,971,402 139,183
Diversified Real Asset Fund
(a)
5,410,918 63,199
International Small Company Fund
(a)
3,041,554 25,671
LargeCap Growth Fund I
(a)
7,974,232 120,172
MidCap Fund
(a)
619,207 19,753
MidCap Value Fund I
(a)
4,805,760 78,478
Origin Emerging Markets Fund
(a)
3,927,898 33,034
SmallCap Growth Fund I
(a)
1,870,319 23,491
SmallCap Value Fund II
(a)
2,057,684 24,425
$ 1,511,419
Principal Funds, Inc. Institutional Class - 42 .61%
Equity Income Fund
(a)
3,513,544 124,239
High Income Fund
(a)
19,816,478 155,956
Inflation Protection Fund
(a)
20,124,019 162,803
LargeCap S&P 500 Index Fund
(a)
6,181,781 123,265
LargeCap Value Fund III
(a)
6,818,987 125,197
MidCap Growth Fund III
(a)
5,285,227 55,970
Overseas Fund
(a)
7,644,522 68,036
Short-Term Income Fund
(a)
26,897,310 306,360
$ 1,121,826
TOTAL INVESTMENT COMPANIES $ 2,633,245
Total Investments $ 2,633,245
Other Assets and Liabilities -  (0.01)% (282)
TOTAL NET ASSETS - 100.00% $ 2,632,963
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61 .82%
Domestic Equity Funds 30 .98%
International Equity Funds 4 .81%
Specialty Funds 2 .40%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 223,362 $ 32,874 $ 64,866 $ 120,566
Core Fixed Income Fund 1,084,813 169,928 204,472 863,447
Diversified International Fund 308,066 63,502 129,230 139,183
Diversified Real Asset Fund 59,954 29,503 15,499 63,199
Equity Income Fund 198,607 19,892 67,506 124,239
High Income Fund 198,399 51,036 59,866 155,956
Inflation Protection Fund 154,558 77,087 34,158 162,803
International Small Company Fund 63,571 5,587 23,544 25,671
LargeCap Growth Fund I 213,135 44,292 59,121 120,172
LargeCap S&P 500 Index Fund 145,843 65,824 50,366 123,265
LargeCap Value Fund III 203,580 26,924 81,485 125,197
MidCap Fund 99,763 33,549 83,611 19,753
MidCap Growth Fund III — 53,105 418 55,970
MidCap Value Fund I 98,944 25,736 33,780 78,478
Origin Emerging Markets Fund 78,466 8,715 32,585 33,034
Overseas Fund 175,449 10,494 93,230 68,036
Short-Term Income Fund 367,633 62,583 96,923 306,360
SmallCap Growth Fund I 50,268 8,828 17,723 23,491
SmallCap Value Fund II 53,800 8,769 29,862 24,425
$ 3,778,211 $ 798,228 $ 1,178,245 $ 2,633,245
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,497 $ 20,131 $ 10,602 $ (90,935)
Core Fixed Income Fund 25,381 (2,467) — (184,355)
Diversified International Fund 12,175 (1,143) 28,014 (102,012)
Diversified Real Asset Fund 4,352 (40) 944 (10,719)
Equity Income Fund 3,786 4,947 5,452 (31,701)
High Income Fund 10,444 (3,457) — (30,156)
Inflation Protection Fund 8,657 (23) 4,208 (34,661)
International Small Company Fund 885 9 4,385 (19,952)
LargeCap Growth Fund I 1,523 15,313 17,355 (93,447)
LargeCap S&P 500 Index Fund 2,054 13,860 13,440 (51,896)
LargeCap Value Fund III 4,903 5,818 10,362 (29,640)
MidCap Fund 242 26,373 6,348 (56,321)
MidCap Growth Fund III — 6 — 3,277
MidCap Value Fund I 4,161 4,548 5,041 (16,970)
Origin Emerging Markets Fund 1,484 (5,365) 1,361 (16,197)
Overseas Fund 9,728 15,227 — (39,904)
Short-Term Income Fund 5,258 (1,514) 1,939 (25,419)
SmallCap Growth Fund I 1,330 4,333 3,973 (22,215)
SmallCap Value Fund II 4,892 6,280 1,562 (14,562)
$ 102,752 $ 102,836 $ 114,986 $ (867,785)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .14%
Blue Chip Fund
(a)
2,875,048 $ 81,795
Core Fixed Income Fund
(a)
56,856,038 466,788
Diversified International Fund
(a)
9,338,234 100,199
Diversified Real Asset Fund
(a)
3,520,907 41,124
International Small Company Fund
(a)
2,106,414 17,778
LargeCap Growth Fund I
(a)
5,409,862 81,527
MidCap Fund
(a)
417,815 13,328
MidCap Value Fund I
(a)
3,229,325 52,735
Origin Emerging Markets Fund
(a)
2,761,341 23,223
SmallCap Growth Fund I
(a)
1,298,170 16,305
SmallCap Value Fund II
(a)
1,428,092 16,952
$ 911,754
Principal Funds, Inc. Institutional Class - 39 .87%
Equity Income Fund
(a)
2,383,537 84,282
High Income Fund
(a)
10,043,827 79,045
Inflation Protection Fund
(a)
9,870,431 79,852
LargeCap S&P 500 Index Fund
(a)
4,192,359 83,596
LargeCap Value Fund III
(a)
4,625,710 84,928
MidCap Growth Fund III
(a)
3,547,234 37,565
Overseas Fund
(a)
5,475,570 48,732
Short-Term Income Fund
(a)
9,352,659 106,527
$ 604,527
TOTAL INVESTMENT COMPANIES $ 1,516,281
Total Investments $ 1,516,281
Other Assets and Liabilities -  (0.01)% (110)
TOTAL NET ASSETS - 100.00% $ 1,516,171
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 54 .91%
Domestic Equity Funds 36 .48%
International Equity Funds 5 .91%
Specialty Funds 2 .71%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 127,874 $ 24,301 $ 26,690 $ 81,795
Core Fixed Income Fund 479,298 128,243 47,186 466,788
Diversified International Fund 175,935 45,581 58,084 100,199
Diversified Real Asset Fund 33,661 18,040 3,851 41,124
Equity Income Fund 114,180 17,340 30,437 84,282
High Income Fund 85,099 25,673 16,198 79,045
Inflation Protection Fund 58,718 44,187 7,305 79,852
International Small Company Fund 35,775 5,182 11,081 17,778
LargeCap Growth Fund I 122,073 32,099 24,497 81,527
LargeCap S&P 500 Index Fund 82,172 42,889 17,445 83,596
LargeCap Value Fund III 116,923 21,550 38,935 84,928
MidCap Fund 58,550 22,444 48,817 13,328
MidCap Growth Fund III — 35,491 126 37,565
MidCap Value Fund I 58,206 16,926 14,488 52,735
Origin Emerging Markets Fund 44,550 7,698 15,021 23,223
Overseas Fund 99,916 10,945 46,298 48,732
Short-Term Income Fund 97,553 38,350 20,887 106,527
SmallCap Growth Fund I 28,750 6,559 8,211 16,305
SmallCap Value Fund II 30,807 6,679 15,503 16,952
$ 1,850,040 $ 550,177 $ 451,060 $ 1,516,281
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 899 $ 2,675 $ 6,368 $ (46,365)
Core Fixed Income Fund 12,682 (326) — (93,241)
Diversified International Fund 7,106 1,143 16,301 (64,376)
Diversified Real Asset Fund 2,618 — 533 (6,726)
Equity Income Fund 2,365 902 3,298 (17,703)
High Income Fund 4,900 (771) — (14,758)
Inflation Protection Fund 3,702 (26) 1,794 (15,722)
International Small Company Fund 507 62 2,505 (12,160)
LargeCap Growth Fund I 916 1,555 10,440 (49,703)
LargeCap S&P 500 Index Fund 1,271 3,222 8,316 (27,242)
LargeCap Value Fund III 2,964 1,555 6,263 (16,165)
MidCap Fund 147 7,672 3,865 (26,521)
MidCap Growth Fund III — 1 — 2,199
MidCap Value Fund I 2,609 1,115 3,161 (9,024)
Origin Emerging Markets Fund 865 (2,315) 791 (11,689)
Overseas Fund 5,750 3,453 — (19,284)
Short-Term Income Fund 1,674 (248) 581 (8,241)
SmallCap Growth Fund I 792 1,137 2,365 (11,930)
SmallCap Value Fund II 2,912 1,584 930 (6,615)
$ 54,679 $ 22,390 $ 67,511 $ (455,266)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68.61%
Blue Chip Fund
(a)
11,215,272 $ 319,075
Core Fixed Income Fund
(a)
209,307,730 1,718,416
Diversified International Fund
(a)
36,434,586 390,943
International Small Company Fund
(a)
8,539,367 72,072
LargeCap Growth Fund I
(a)
21,103,523 318,030
MidCap Fund
(a)
1,636,208 52,195
MidCap Value Fund I
(a)
12,651,851 206,605
Origin Emerging Markets Fund
(a)
10,895,864 91,634
Real Estate Securities Fund
(a)
4,753,265 121,874
SmallCap Growth Fund I
(a)
5,074,680 63,738
SmallCap Value Fund II
(a)
5,582,003 66,258
$ 3,420,840
Principal Funds, Inc. Institutional Class - 31.40%
Equity Income Fund
(a)
9,297,678 328,766
High Income Fund
(a)
30,810,499 242,479
LargeCap S&P 500 Index Fund
(a)
16,352,939 326,078
LargeCap Value Fund III
(a)
18,044,255 331,292
MidCap Growth Fund III
(a)
13,900,660 147,208
Overseas Fund
(a)
21,357,546 190,082
$ 1,565,905
TOTAL INVESTMENT COMPANIES $ 4,986,745
Total Investments $ 4,986,745
Other Assets and Liabilities -  (0.01)% (452)
TOTAL NET ASSETS - 100.00% $ 4,986,293
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 47.16%
Domestic Equity Funds 45.75%
International Equity Funds 7.10%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 515,325 $ 74,888 $ 97,520 $ 319,075
Core Fixed Income Fund 1,633,241 626,946 196,120 1,718,416
Diversified International Fund 703,661 159,811 219,480 390,943
Diversified Real Asset Fund 77,913 75 78,389 —
Equity Income Fund 461,346 43,924 110,162 328,766
High Income Fund 282,158 65,320 56,571 242,479
Inflation Protection Fund 100,562 75 101,728 —
International Small Company Fund 145,005 14,480 38,615 72,072
LargeCap Growth Fund I 496,059 110,232 95,535 318,030
LargeCap S&P 500 Index Fund 369,069 128,152 70,470 326,078
LargeCap Value Fund III 472,319 60,953 143,702 331,292
MidCap Fund 235,855 79,485 188,248 52,195
MidCap Growth Fund III — 139,104 524 147,208
MidCap Value Fund I 235,525 57,711 55,333 206,605
Origin Emerging Markets Fund 179,119 24,610 57,421 91,634
Overseas Fund 411,858 28,603 187,810 190,082
Real Estate Securities Fund 41,311 135,124 14,317 121,874
SmallCap Growth Fund I 116,721 19,794 28,740 63,738
SmallCap Value Fund II 124,337 19,655 57,742 66,258
$ 6,601,384 $ 1,788,942 $ 1,798,427 $ 4,986,745
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,617 $ 8,778 $ 25,621 $ (182,396)
Core Fixed Income Fund 46,739 (964) — (344,687)
Diversified International Fund 28,271 (2,691) 64,864 (250,358)
Diversified Real Asset Fund — 8,923 — (8,522)
Equity Income Fund 9,378 5,153 13,284 (71,495)
High Income Fund 15,243 (2,779) — (45,649)
Inflation Protection Fund — 12,479 — (11,388)
International Small Company Fund 2,014 961 9,948 (49,759)
LargeCap Growth Fund I 3,712 28,127 42,294 (220,853)
LargeCap S&P 500 Index Fund 5,648 14,751 36,960 (115,424)
LargeCap Value Fund III 11,924 7,316 25,198 (65,594)
MidCap Fund 593 35,464 15,594 (110,361)
MidCap Growth Fund III — 10 — 8,618
MidCap Value Fund I 10,441 6,568 12,648 (37,866)
Origin Emerging Markets Fund 3,356 (9,738) 3,070 (44,936)
Overseas Fund 22,649 27,586 — (90,155)
Real Estate Securities Fund 3 ,194 (731) 4,399 (39,513)
SmallCap Growth Fund I 3,257 3,185 9,728 (47,222)
SmallCap Value Fund II 11,694 8,901 3,734 (28,893)
$ 181 ,730 $ 151,299 $ 267 ,342 $ (1,756,453)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65.06%
Blue Chip Fund
(a)
3,965,845 $ 112,828
Core Fixed Income Fund
(a)
46,287,771 380,023
Diversified International Fund
(a)
13,095,474 140,514
International Small Company Fund
(a)
2,973,584 25,097
LargeCap Growth Fund I
(a)
7,462,373 112,458
MidCap Fund
(a)
719,979 22,967
MidCap Value Fund I
(a)
4,568,710 74,607
Origin Emerging Markets Fund
(a)
3,836,483 32,265
Real Estate Securities Fund
(a)
1,449,410 37,163
SmallCap Growth Fund I
(a)
1,841,764 23,133
SmallCap Value Fund II
(a)
2,025,952 24,048
$ 985,103
Principal Funds, Inc. Institutional Class - 34.95%
Equity Income Fund
(a)
3,287,681 116,253
High Income Fund
(a)
8,029,714 63,194
LargeCap S&P 500 Index Fund
(a)
5,782,909 115,311
LargeCap Value Fund III
(a)
6,380,577 117,147
MidCap Growth Fund III
(a)
4,590,615 48,615
Overseas Fund
(a)
7,707,566 68,597
$ 529,117
TOTAL INVESTMENT COMPANIES $ 1,514,220
Total Investments $ 1,514,220
Other Assets and Liabilities -  (0.01)% (102)
TOTAL NET ASSETS - 100.00% $ 1,514,118
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53.14%
Fixed Income Funds 38.55%
International Equity Funds 8.32%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 146,643 $ 38,581 $ 16,661 $ 112,828
Core Fixed Income Fund 339,855 130,628 19,931 380,023
Diversified International Fund 210,948 73,594 60,728 140,514
Equity Income Fund 131,792 26,800 20,385 116,253
High Income Fund 64,565 19,885 10,007 63,194
International Small Company Fund 43,323 9,754 11,651 25,097
LargeCap Growth Fund I 141,466 49,120 16,244 112,458
LargeCap S&P 500 Index Fund 113,339 49,152 13,491 115,311
LargeCap Value Fund III 134,819 30,887 29,834 117,147
MidCap Fund — 21,513 95 22,967
MidCap Growth Fund III 67,394 44,921 30,319 48,615
MidCap Value Fund I 68,533 26,662 10,215 74,607
Origin Emerging Markets Fund 53,084 11,773 13,644 32,265
Overseas Fund 118,978 18,062 47,014 68,597
Real Estate Securities Fund 41,734 8,847 2,074 37,163
SmallCap Growth Fund I 33,196 9,100 5,405 23,133
SmallCap Value Fund II 35,554 9,196 14,246 24,048
$ 1,745,223 $ 578,475 $ 321,944 $ 1,514,220
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,113 $ (65) $ 7,888 $ (55,670)
Core Fixed Income Fund 9,559 (199) — (70,330)
Diversified International Fund 8,888 (495) 20,325 (82,805)
Equity Income Fund 3,056 (380) 4,130 (21,574)
High Income Fund 3,607 41 — (11,290)
International Small Company Fund 652 (9) 3,209 (16,320)
LargeCap Growth Fund I 1,150 (1) 13,103 (61,883)
LargeCap S&P 500 Index Fund 1,858 (577) 12,154 (33,112)
LargeCap Value Fund III 3,712 (41) 7,841 (18,684)
MidCap Fund — 1 — 1,548
MidCap Growth Fund III 2,083 336 10,782 (33,717)
MidCap Value Fund I 3,371 (80) 4,083 (10,293)
Origin Emerging Markets Fund 1,076 (50) 980 (18,898)
Overseas Fund 7,198 1,986 — (23,415)
Real Estate Securities Fund 939 (3) 1,201 (11,341)
SmallCap Growth Fund I 997 195 2,977 (13,953)
SmallCap Value Fund II 3,648 46 1,165 (6,502)
$ 52 ,907 $ 705 $ 89,838 $ (488,239)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .17%
Blue Chip Fund
(a)
11,597,515 $ 329,949
Core Fixed Income Fund
(a)
69,209,285 568,208
Diversified International Fund
(a)
38,805,882 416,387
International Small Company Fund
(a)
8,962,968 75,648
LargeCap Growth Fund I
(a)
21,822,698 328,868
MidCap Fund
(a)
2,080,260 66,360
MidCap Value Fund I
(a)
13,188,865 215,374
Origin Emerging Markets Fund
(a)
11,663,870 98,093
Real Estate Securities Fund
(a)
3,688,353 94,570
SmallCap Growth Fund I
(a)
5,279,498 66,311
SmallCap Value Fund II
(a)
5,806,395 68,922
$ 2,328,690
Principal Funds, Inc. Institutional Class - 38 .84%
Equity Income Fund
(a)
9,613,732 339,942
High Income Fund
(a)
14,793,050 116,421
LargeCap S&P 500 Index Fund
(a)
16,909,150 337,168
LargeCap Value Fund III
(a)
18,657,203 342,546
MidCap Growth Fund III
(a)
13,251,782 140,336
Overseas Fund
(a)
22,747,811 202,456
$ 1,478,869
TOTAL INVESTMENT COMPANIES $ 3,807,559
Total Investments $ 3,807,559
Other Assets and Liabilities -  (0.01)% (357)
TOTAL NET ASSETS - 100.00% $ 3,807,202
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .20%
Fixed Income Funds 28 .92%
International Equity Funds 9 .89%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 447,440 $ 103,858 $ 53,310 $ 329,949
Core Fixed Income Fund 645,103 154,277 124,337 568,208
Diversified International Fund 642,339 204,636 177,226 416,387
Equity Income Fund 402,092 64,758 60,926 339,942
High Income Fund 142,192 30,106 36,298 116,421
International Small Company Fund 135,711 21,583 32,174 75,648
LargeCap Growth Fund I 431,418 136,942 52,279 328,868
LargeCap S&P 500 Index Fund 359,928 118,981 37,455 337,168
LargeCap Value Fund III 411,485 69,451 81,288 342,546
MidCap Fund — 61,982 114 66,360
MidCap Growth Fund III 202,885 132,335 93,117 140,336
MidCap Value Fund I 206,296 74,653 33,744 215,374
Origin Emerging Markets Fund 165,560 32,758 41,860 98,093
Overseas Fund 372,958 31,792 138,313 202,456
Real Estate Securities Fund 117,355 14,287 7,631 94,570
SmallCap Growth Fund I 100,906 22,374 14,863 66,311
SmallCap Value Fund II 107,799 18,767 38,743 68,922
$ 4,891,467 $ 1,293,540 $ 1,023,678 $ 3,807,559
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,413 $ (339) $ 24,177 $ (167,700)
Core Fixed Income Fund 14,448 261 — (107,096)
Diversified International Fund 27,570 (2,308) 63,220 (251,054)
Equity Income Fund 9,198 (1,018) 12,750 (64,964)
High Income Fund 6,410 9 — (19,588)
International Small Company Fund 2,009 (321) 9,920 (49,151)
LargeCap Growth Fund I 3,526 (508) 40,181 (186,705)
LargeCap S&P 500 Index Fund 5,951 (2,312) 38,928 (101,974)
LargeCap Value Fund III 11,419 (2,416) 24,128 (54,686)
MidCap Fund — — — 4,492
MidCap Growth Fund III 6,406 1,017 33,148 (102,784)
MidCap Value Fund I 10,340 (412) 12,524 (31,419)
Origin Emerging Markets Fund 3,445 16 3,150 (58,381)
Overseas Fund 22,140 7,919 — (71,900)
Real Estate Securities Fund 2,437 (24) 3,291 (29,417)
SmallCap Growth Fund I 3,066 (14) 9,156 (42,092)
SmallCap Value Fund II 10,758 2,381 3,435 (21,282)
$ 142,536 $ 1,931 $ 278,008 $ (1,355,701)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .58%
Blue Chip Fund
(a)
3,935,513 $ 111,965
Core Fixed Income Fund
(a)
10,969,770 90,062
Diversified International Fund
(a)
13,201,619 141,653
International Small Company Fund
(a)
3,052,234 25,761
LargeCap Growth Fund I
(a)
7,405,243 111,597
MidCap Fund
(a)
715,434 22,822
MidCap Value Fund I
(a)
4,538,689 74,117
Origin Emerging Markets Fund
(a)
3,911,442 32,895
Real Estate Securities Fund
(a)
1,134,780 29,096
SmallCap Growth Fund I
(a)
1,828,699 22,969
SmallCap Value Fund II
(a)
2,010,911 23,870
$ 686,807
Principal Funds, Inc. Institutional Class - 41 .43%
Equity Income Fund
(a)
3,262,097 115,348
High Income Fund
(a)
2,983,533 23,480
LargeCap S&P 500 Index Fund
(a)
5,737,468 114,405
LargeCap Value Fund III
(a)
6,330,575 116,229
MidCap Growth Fund III
(a)
4,562,703 48,319
Overseas Fund
(a)
7,637,579 67,975
$ 485,756
TOTAL INVESTMENT COMPANIES $ 1,172,563
Total Investments $ 1,172,563
Other Assets and Liabilities -  (0.01)% (83)
TOTAL NET ASSETS - 100.00% $ 1,172,480
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .45%
Fixed Income Funds 21 .76%
International Equity Funds 10 .80%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 131,115 $ 47,496 $ 13,673 $ 111,965
Core Fixed Income Fund 111,532 46,569 53,309 90,062
Diversified International Fund 190,208 79,397 48,583 141,653
Equity Income Fund 118,159 34,531 16,200 115,348
High Income Fund 30,037 13,273 16,954 23,480
International Small Company Fund 38,964 10,878 8,555 25,761
LargeCap Growth Fund I 126,340 57,447 13,365 111,597
LargeCap S&P 500 Index Fund 114,683 42,843 8,094 114,405
LargeCap Value Fund III 120,824 33,606 20,354 116,229
MidCap Fund — 21,356 78 22,822
MidCap Growth Fund III 61,181 48,473 28,650 48,319
MidCap Value Fund I 62,023 30,729 8,475 74,117
Origin Emerging Markets Fund 47,978 14,455 11,115 32,895
Overseas Fund 107,551 16,780 36,018 67,975
Real Estate Securities Fund 32,487 6,614 1,206 29,096
SmallCap Growth Fund I 29,657 9,096 2,950 22,969
SmallCap Value Fund II 32,010 10,568 12,413 23,870
$ 1,354,749 $ 524,111 $ 299,992 $ 1,172,563
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,040 $ (69) $ 7,368 $ (52,904)
Core Fixed Income Fund 2,011 119 — (14,849)
Diversified International Fund 8,412 (135) 19,241 (79,234)
Equity Income Fund 2,914 (324) 3,894 (20,818)
High Income Fund 1,028 (33) — (2,843)
International Small Company Fund 611 60 3,010 (15,586)
LargeCap Growth Fund I 1,074 (146) 12,242 (58,679)
LargeCap S&P 500 Index Fund 2,018 (406) 13,199 (34,621)
LargeCap Value Fund III 3,489 (3) 7,372 (17,844)
MidCap Fund — — — 1,544
MidCap Growth Fund III 2,031 131 10,509 (32,816)
MidCap Value Fund I 3,270 (97) 3,960 (10,063)
Origin Emerging Markets Fund 1,030 9 939 (18,432)
Overseas Fund 6,811 1,117 — (21,455)
Real Estate Securities Fund 727 — 930 (8,799)
SmallCap Growth Fund I 917 14 2,739 (12,848)
SmallCap Value Fund II 3,496 (15) 1,116 (6,280)
$ 40,879 $ 222 $ 86,519 $ (406,527)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .02%
Blue Chip Fund
(a)
8,869,613 $ 252,340
Core Fixed Income Fund
(a)
9,894,049 81,230
Diversified International Fund
(a)
29,647,722 318,120
International Small Company Fund
(a)
6,827,579 57,625
LargeCap Growth Fund I
(a)
16,689,510 251,511
MidCap Fund
(a)
1,600,237 51,048
MidCap Value Fund I
(a)
10,153,257 165,803
Origin Emerging Markets Fund
(a)
8,924,753 75,057
Real Estate Securities Fund
(a)
2,427,682 62,246
SmallCap Growth Fund I
(a)
4,084,588 51,302
SmallCap Value Fund II
(a)
4,490,816 53,306
$ 1,419,588
Principal Funds, Inc. Institutional Class - 42 .99%
Equity Income Fund
(a)
7,351,140 259,937
High Income Fund
(a)
3,495,583 27,510
LargeCap S&P 500 Index Fund
(a)
12,930,402 257,832
LargeCap Value Fund III
(a)
14,266,217 261,928
MidCap Growth Fund III
(a)
10,209,650 108,120
Overseas Fund
(a)
17,416,840 155,010
$ 1,070,337
TOTAL INVESTMENT COMPANIES $ 2,489,925
Total Investments $ 2,489,925
Other Assets and Liabilities -  (0.01)% (240)
TOTAL NET ASSETS - 100.00% $ 2,489,685
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .31%
Fixed Income Funds 17 .14%
International Equity Funds 11 .56%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 314,445 $ 100,016 $ 38,146 $ 252,340
Core Fixed Income Fund 174,531 52,824 133,434 81,230
Diversified International Fund 450,070 163,937 112,905 318,120
Equity Income Fund 283,391 66,755 41,367 259,937
High Income Fund 50,849 19,417 39,692 27,510
International Small Company Fund 94,205 20,239 20,898 57,625
LargeCap Growth Fund I 303,429 123,554 37,374 251,511
LargeCap S&P 500 Index Fund 272,166 89,777 23,196 257,832
LargeCap Value Fund III 289,883 65,509 51,468 261,928
MidCap Fund — 47,725 133 51,048
MidCap Growth Fund III 144,696 106,846 68,021 108,120
MidCap Value Fund I 146,896 64,754 22,301 165,803
Origin Emerging Markets Fund 116,175 29,019 25,756 75,057
Overseas Fund 260,012 29,661 87,962 155,010
Real Estate Securities Fund 73,614 11,741 3,882 62,246
SmallCap Growth Fund I 71,324 19,700 8,800 51,302
SmallCap Value Fund II 76,795 21,444 30,051 53,306
$ 3,122,481 $ 1,032,918 $ 745,386 $ 2,489,925
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,499 $ (176) $ 17,703 $ (123,799)
Core Fixed Income Fund 1,733 508 — (13,199)
Diversified International Fund 19,576 (447) 44,921 (182,535)
Equity Income Fund 6,797 (553) 9,340 (48,289)
High Income Fund 1,079 (906) — (2,158)
International Small Company Fund 1,433 (78) 7,081 (35,843)
LargeCap Growth Fund I 2,582 (223) 29,425 (137,875)
LargeCap S&P 500 Index Fund 4,737 (988) 31,002 (79,927)
LargeCap Value Fund III 8,371 (653) 17,691 (41,343)
MidCap Fund — 1 — 3,455
MidCap Growth Fund III 4,735 486 24,503 (75,887)
MidCap Value Fund I 7,638 (264) 9,254 (23,282)
Origin Emerging Markets Fund 2,517 200 2,303 (44,581)
Overseas Fund 15,796 3,460 — (50,161)
Real Estate Securities Fund 1,588 — 2,117 (19,227)
SmallCap Growth Fund I 2,246 230 6,707 (31,152)
SmallCap Value Fund II 8,373 310 2,674 (15,192)
$ 91,700 $ 907 $ 204,721 $ (920,995)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .02%
Blue Chip Fund
(a)
2,522,705 $ 71,771
Core Fixed Income Fund
(a)
2,827,990 23,218
Diversified International Fund
(a)
8,438,991 90,550
International Small Company Fund
(a)
1,943,414 16,402
LargeCap Growth Fund I
(a)
4,746,820 71,535
MidCap Fund
(a)
455,248 14,522
MidCap Value Fund I
(a)
2,888,453 47,169
Origin Emerging Markets Fund
(a)
2,540,401 21,365
Real Estate Securities Fund
(a)
685,773 17,583
SmallCap Growth Fund I
(a)
1,163,357 14,612
SmallCap Value Fund II
(a)
1,278,875 15,180
$ 403,907
Principal Funds, Inc. Institutional Class - 42 .99%
Equity Income Fund
(a)
2,090,650 73,925
High Income Fund
(a)
998,674 7,860
LargeCap S&P 500 Index Fund
(a)
3,677,553 73,330
LargeCap Value Fund III
(a)
4,057,310 74,492
MidCap Growth Fund III
(a)
2,904,903 30,763
Overseas Fund
(a)
4,956,134 44,110
$ 304,480
TOTAL INVESTMENT COMPANIES $ 708,387
Total Investments $ 708,387
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 708,331
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .27%
Fixed Income Funds 17 .17%
International Equity Funds 11 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 79,161 $ 33,959 $ 9,021 $ 71,771
Core Fixed Income Fund 30,959 16,455 20,692 23,218
Diversified International Fund 116,076 51,390 28,821 90,550
Equity Income Fund 71,604 25,103 9,830 73,925
High Income Fund 8,935 5,577 5,749 7,860
International Small Company Fund 23,981 7,073 5,222 16,402
LargeCap Growth Fund I 76,594 39,743 8,832 71,535
LargeCap S&P 500 Index Fund 71,588 28,036 4,860 73,330
LargeCap Value Fund III 73,215 24,547 12,443 74,492
MidCap Fund — 13,614 75 14,522
MidCap Growth Fund III 37,196 31,227 18,197 30,763
MidCap Value Fund I 37,642 20,763 5,202 47,169
Origin Emerging Markets Fund 29,393 9,946 6,237 21,365
Overseas Fund 64,805 13,656 21,723 44,110
Real Estate Securities Fund 18,408 5,114 711 17,583
SmallCap Growth Fund I 18,108 7,102 2,574 14,612
SmallCap Value Fund II 19,395 7,115 7,563 15,180
$ 777,060 $ 340,420 $ 167,752 $ 708,387
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 629 $ (55) $ 4,456 $ (32,273)
Core Fixed Income Fund 466 56 — (3,560)
Diversified International Fund 4,995 (51) 11,432 (48,044)
Equity Income Fund 1,791 (25) 2,357 (12,927)
High Income Fund 310 (50) — (853)
International Small Company Fund 364 24 1,796 (9,454)
LargeCap Growth Fund I 653 (85) 7,438 (35,885)
LargeCap S&P 500 Index Fund 1,232 (116) 8,057 (21,318)
LargeCap Value Fund III 2,118 17 4,474 (10,844)
MidCap Fund — — — 983
MidCap Growth Fund III 1,198 18 6,198 (19,481)
MidCap Value Fund I 1,928 (38) 2,334 (5,996)
Origin Emerging Markets Fund 627 50 573 (11,787)
Overseas Fund 4,060 804 — (13,432)
Real Estate Securities Fund 432 (1) 538 (5,227)
SmallCap Growth Fund I 575 8 1,718 (8,032)
SmallCap Value Fund II 2,097 (15) 670 (3,752)
$ 23,475 $ 541 $ 52,041 $ (241,882)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .03%
Blue Chip Fund
(a)
2,369,943 $ 67,425
Core Fixed Income Fund
(a)
2,656,851 21,813
Diversified International Fund
(a)
7,934,069 85,132
International Small Company Fund
(a)
1,827,086 15,421
LargeCap Growth Fund I
(a)
4,459,388 67,203
MidCap Fund
(a)
427,685 13,643
MidCap Value Fund I
(a)
2,713,928 44,318
Origin Emerging Markets Fund
(a)
2,388,072 20,084
Real Estate Securities Fund
(a)
643,774 16,506
SmallCap Growth Fund I
(a)
1,094,175 13,743
SmallCap Value Fund II
(a)
1,202,666 14,276
$ 379,564
Principal Funds, Inc. Institutional Class - 42 .98%
Equity Income Fund
(a)
1,963,929 69,445
High Income Fund
(a)
938,936 7,389
LargeCap S&P 500 Index Fund
(a)
3,454,715 68,887
LargeCap Value Fund III
(a)
3,811,347 69,976
MidCap Growth Fund III
(a)
2,730,004 28,911
Overseas Fund
(a)
4,657,412 41,451
$ 286,059
TOTAL INVESTMENT COMPANIES $ 665,623
Total Investments $ 665,623
Other Assets and Liabilities -  (0.01)% (54)
TOTAL NET ASSETS - 100.00% $ 665,569
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .26%
Fixed Income Funds 17 .18%
International Equity Funds 11 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 72,830 $ 32,422 $ 8,400 $ 67,425
Core Fixed Income Fund 20,757 15,285 11,105 21,813
Diversified International Fund 107,314 48,810 27,110 85,132
Equity Income Fund 65,978 24,351 9,133 69,445
High Income Fund 6,851 5,196 3,714 7,389
International Small Company Fund 22,353 6,511 4,867 15,421
LargeCap Growth Fund I 70,509 37,648 8,224 67,203
LargeCap S&P 500 Index Fund 67,339 25,835 4,530 68,887
LargeCap Value Fund III 67,404 23,896 11,542 69,976
MidCap Fund — 12,756 33 13,643
MidCap Growth Fund III 34,942 28,741 17,040 28,911
MidCap Value Fund I 35,257 19,364 4,839 44,318
Origin Emerging Markets Fund 27,259 9,319 5,769 20,084
Overseas Fund 60,626 13,866 21,535 41,451
Real Estate Securities Fund 16,974 4,977 665 16,506
SmallCap Growth Fund I 16,708 6,266 2,101 13,743
SmallCap Value Fund II 17,881 6,712 6,927 14,276
$ 710,982 $ 321,955 $ 147,534 $ 665,623
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 573 $ (3) $ 4,061 $ (29,424)
Core Fixed Income Fund 412 6 — (3,130)
Diversified International Fund 4,540 (12) 10,410 (43,870)
Equity Income Fund 1,634 (29) 2,149 (11,722)
High Income Fund 304 (33) — (911)
International Small Company Fund 330 16 1,630 (8,592)
LargeCap Growth Fund I 594 (39) 6,774 (32,691)
LargeCap S&P 500 Index Fund 1,150 (34) 7,518 (19,723)
LargeCap Value Fund III 1,927 28 4,072 (9,810)
MidCap Fund — — — 920
MidCap Growth Fund III 1,093 (9) 5,657 (17,723)
MidCap Value Fund I 1,773 (29) 2,148 (5,435)
Origin Emerging Markets Fund 568 42 519 (10,767)
Overseas Fund 3,686 714 — (12,220)
Real Estate Securities Fund 396 — 491 (4,780)
SmallCap Growth Fund I 511 2 1,526 (7,132)
SmallCap Value Fund II 1,905 (10) 608 (3,380)
$ 21,396 $ 610 $ 47,563 $ (220,390)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .06%
Blue Chip Fund
(a)
337,477 $ 9,601
Core Fixed Income Fund
(a)
378,763 3,110
Diversified International Fund
(a)
1,132,273 12,148
International Small Company Fund
(a)
260,763 2,201
LargeCap Growth Fund I
(a)
635,031 9,570
MidCap Fund
(a)
60,924 1,944
MidCap Value Fund I
(a)
386,629 6,314
Origin Emerging Markets Fund
(a)
340,786 2,866
Real Estate Securities Fund
(a)
91,740 2,352
SmallCap Growth Fund I
(a)
156,377 1,964
SmallCap Value Fund II
(a)
171,805 2,039
$ 54,109
Principal Funds, Inc. Institutional Class - 42 .96%
Equity Income Fund
(a)
279,597 9,887
High Income Fund
(a)
133,850 1,053
LargeCap S&P 500 Index Fund
(a)
491,884 9,808
LargeCap Value Fund III
(a)
542,590 9,962
MidCap Growth Fund III
(a)
389,128 4,121
Overseas Fund
(a)
664,043 5,910
$ 40,741
TOTAL INVESTMENT COMPANIES $ 94,850
Total Investments $ 94,850
Other Assets and Liabilities -  (0.02)% (21)
TOTAL NET ASSETS - 100.00% $ 94,829
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .25%
Fixed Income Funds 17 .20%
International Equity Funds 11 .57%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 8,287 $ 6,737 $ 1,674 $ 9,601
Core Fixed Income Fund 2,460 2,681 1,594 3,110
Diversified International Fund 13,097 9,378 4,664 12,148
Equity Income Fund 7,576 5,620 1,762 9,887
High Income Fund 828 897 542 1,053
International Small Company Fund 2,599 1,544 834 2,201
LargeCap Growth Fund I 8,048 7,334 1,652 9,570
LargeCap S&P 500 Index Fund 7,700 5,759 1,142 9,808
LargeCap Value Fund III 7,709 5,588 2,101 9,962
MidCap Fund — 1,832 18 1,944
MidCap Growth Fund III 4,435 4,858 2,753 4,121
MidCap Value Fund I 4,397 3,791 1,140 6,314
Origin Emerging Markets Fund 3,149 2,143 998 2,866
Overseas Fund 6,610 3,524 2,668 5,910
Real Estate Securities Fund 2,097 1,163 253 2,352
SmallCap Growth Fund I 1,966 1,461 545 1,964
SmallCap Value Fund II 2,075 1,459 1,072 2,039
$ 83,033 $ 65,769 $ 25,412 $ 94,850
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 68 $ 5 $ 483 $ (3,754)
Core Fixed Income Fund 56 2 — (439)
Diversified International Fund 565 (5) 1,273 (5,658)
Equity Income Fund 211 (2) 259 (1,545)
High Income Fund 42 (1) — (129)
International Small Company Fund 41 1 199 (1,109)
LargeCap Growth Fund I 71 (7) 809 (4,153)
LargeCap S&P 500 Index Fund 137 2 893 (2,511)
LargeCap Value Fund III 232 3 488 (1,237)
MidCap Fund — — — 130
MidCap Growth Fund III 146 (59) 756 (2,360)
MidCap Value Fund I 233 (2) 281 (732)
Origin Emerging Markets Fund 70 1 63 (1,429)
Overseas Fund 462 4 — (1,560)
Real Estate Securities Fund 54 — 61 (655)
SmallCap Growth Fund I 64 — 190 (918)
SmallCap Value Fund II 229 (3) 73 (420)
$ 2,681 $ (61) $ 5,828 $ (28,479)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 17 .76%
Diversified International Fund
(a)
1,064,589 $ 11,423
Diversified Real Asset Fund
(a)
345,191 4,032
International Small Company Fund
(a)
153,597 1,297
MidCap S&P 400 Index Fund
(a)
380,245 8,027
Origin Emerging Markets Fund
(a)
145,334 1,222
SmallCap S&P 600 Index Fund
(a)
98,650 2,642
$ 28,643
Principal Funds, Inc. Institutional Class - 82 .26%
Bond Market Index Fund
(a)
6,641,380 54,990
High Income Fund
(a)
1,352,638 10,645
Inflation Protection Fund
(a)
1,344,853 10,880
LargeCap S&P 500 Index Fund
(a)
1,547,587 30,859
Short-Term Income Fund
(a)
2,219,811 25,284
$ 132,658
TOTAL INVESTMENT COMPANIES $ 161,301
Total Investments $ 161,301
Other Assets and Liabilities -  (0.02)% (36)
TOTAL NET ASSETS - 100.00% $ 161,265
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .21%
Domestic Equity Funds 25 .75%
Specialty Funds 2 .50%
International Equity Funds 1 .56%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 43,640 $ 26,471 $ 5,771 $ 54,990
Diversified International Fund 14,883 8,241 5,932 11,423
Diversified Real Asset Fund 2,742 2,167 284 4,032
High Income Fund 8,456 5,983 1,997 10,645
Inflation Protection Fund 6,132 7,298 707 10,880
International Small Company Fund 1,852 943 768 1,297
LargeCap S&P 500 Index Fund 29,197 15,408 5,292 30,859
MidCap S&P 400 Index Fund 5,929 4,507 1,181 8,027
Origin Emerging Markets Fund 1,751 838 669 1,222
Short-Term Income Fund 19,610 10,832 3,405 25,284
SmallCap S&P 600 Index Fund 3,043 1,505 1,308 2,642
$ 137,235 $ 84,193 $ 27,314 $ 161,301
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 876 $ (7) $ — $ (9,343)
Diversified International Fund 622 54 1,414 (5,823)
Diversified Real Asset Fund 218 — 39 (593)
High Income Fund 568 (79) — (1,718)
Inflation Protection Fund 392 — 188 (1,843)
International Small Company Fund 30 10 144 (740)
LargeCap S&P 500 Index Fund 471 402 3,078 (8,856)
MidCap S&P 400 Index Fund 166 31 309 (1,259)
Origin Emerging Markets Fund 40 (64) 36 (634)
Short-Term Income Fund 356 (14) 105 (1,739)
SmallCap S&P 600 Index Fund 75 15 176 (613)
$ 3,814 $ 348 $ 5,489 $ (33,161)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .69%
Diversified International Fund
(a)
3,403,007 $ 36,514
Diversified Real Asset Fund
(a)
940,381 10,984
International Small Company Fund
(a)
509,852 4,303
MidCap S&P 400 Index Fund
(a)
1,242,252 26,224
Origin Emerging Markets Fund
(a)
425,833 3,581
SmallCap S&P 600 Index Fund
(a)
314,266 8,416
$ 90,022
Principal Funds, Inc. Institutional Class - 79 .32%
Bond Market Index Fund
(a)
17,079,498 141,418
High Income Fund
(a)
3,252,308 25,596
Inflation Protection Fund
(a)
3,267,231 26,432
LargeCap S&P 500 Index Fund
(a)
5,064,050 100,977
Short-Term Income Fund
(a)
4,442,934 50,605
$ 345,028
TOTAL INVESTMENT COMPANIES $ 435,050
Total Investments $ 435,050
Other Assets and Liabilities -  (0.01)% (61)
TOTAL NET ASSETS - 100.00% $ 434,989
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .50%
Domestic Equity Funds 31 .17%
Specialty Funds 2 .53%
International Equity Funds 1 .81%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 139,574 $ 44,510 $ 15,426 $ 141,418
Diversified International Fund 62,212 17,319 21,326 36,514
Diversified Real Asset Fund 9,642 4,251 1,155 10,984
High Income Fund 25,247 11,452 6,196 25,596
Inflation Protection Fund 19,767 14,244 2,560 26,432
International Small Company Fund 7,722 1,871 2,530 4,303
LargeCap S&P 500 Index Fund 121,503 35,589 24,102 100,977
MidCap S&P 400 Index Fund 24,843 11,242 5,127 26,224
Origin Emerging Markets Fund 7,208 1,298 2,524 3,581
Short-Term Income Fund 47,108 16,085 8,644 50,605
SmallCap S&P 600 Index Fund 12,722 3,133 5,078 8,416
$ 477,548 $ 160,994 $ 94,668 $ 435,050
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,828 $ (91) $ — $ (27,149)
Diversified International Fund 2,400 514 5,500 (22,205)
Diversified Real Asset Fund 674 1 132 (1,755)
High Income Fund 1,537 (250) — (4,657)
Inflation Protection Fund 1,155 (3) 559 (5,016)
International Small Company Fund 114 77 564 (2,837)
LargeCap S&P 500 Index Fund 1,870 1,765 12,222 (33,778)
MidCap S&P 400 Index Fund 663 139 1,232 (4,873)
Origin Emerging Markets Fund 144 (345) 132 (2,056)
Short-Term Income Fund 787 (71) 257 (3,873)
SmallCap S&P 600 Index Fund 308 102 716 (2,463)
$ 12,480 $ 1,838 $ 21,314 $ (110,662)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .54%
Diversified International Fund
(a)
4,974,295 $ 53,374
Diversified Real Asset Fund
(a)
1,141,625 13,334
International Small Company Fund
(a)
727,045 6,136
MidCap S&P 400 Index Fund
(a)
1,718,735 36,283
Origin Emerging Markets Fund
(a)
634,521 5,336
SmallCap S&P 600 Index Fund
(a)
449,335 12,033
$ 126,496
Principal Funds, Inc. Institutional Class - 75 .47%
Bond Market Index Fund
(a)
19,049,998 157,734
High Income Fund
(a)
3,399,409 26,753
Inflation Protection Fund
(a)
3,311,359 26,789
LargeCap S&P 500 Index Fund
(a)
7,080,095 141,177
Short-Term Income Fund
(a)
3,199,772 36,446
$ 388,899
TOTAL INVESTMENT COMPANIES $ 515,395
Total Investments $ 515,395
Other Assets and Liabilities -  (0.01)% (71)
TOTAL NET ASSETS - 100.00% $ 515,324
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58 .43%
Domestic Equity Funds 36 .77%
Specialty Funds 2 .59%
International Equity Funds 2 .22%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 128,566 $ 61,930 $ 4,906 $ 157,734
Diversified International Fund 74,397 27,458 20,847 53,374
Diversified Real Asset Fund 10,345 5,392 400 13,334
High Income Fund 22,635 12,078 3,311 26,753
Inflation Protection Fund 15,471 16,758 757 26,789
International Small Company Fund 9,122 2,999 2,511 6,136
LargeCap S&P 500 Index Fund 147,772 54,417 20,132 141,177
MidCap S&P 400 Index Fund 30,565 16,338 4,619 36,283
Origin Emerging Markets Fund 8,542 2,285 2,317 5,336
Short-Term Income Fund 26,273 16,597 3,869 36,446
SmallCap S&P 600 Index Fund 15,386 5,031 5,458 12,033
$ 489,074 $ 221,283 $ 69,127 $ 515,395
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,720 $ (5) $ — $ (27,851)
Diversified International Fund 2,942 (50) 6,690 (27,584)
Diversified Real Asset Fund 761 — 142 (2,003)
High Income Fund 1,484 (154) — (4,495)
Inflation Protection Fund 1,029 — 494 (4,683)
International Small Company Fund 137 (1) 673 (3,473)
LargeCap S&P 500 Index Fund 2,355 629 15,389 (41,509)
MidCap S&P 400 Index Fund 835 113 1,552 (6,114)
Origin Emerging Markets Fund 174 (268) 158 (2,906)
Short-Term Income Fund 514 (38) 160 (2,517)
SmallCap S&P 600 Index Fund 379 72 882 (2,998)
$ 13,330 $ 298 $ 26,140 $ (126,133)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28 .48%
Diversified International Fund
(a)
5,907,275 $ 63,385
International Small Company Fund
(a)
887,424 7,490
MidCap S&P 400 Index Fund
(a)
2,055,665 43,395
Origin Emerging Markets Fund
(a)
770,137 6,477
Real Estate Securities Fund
(a)
484,283 12,417
SmallCap S&P 600 Index Fund
(a)
534,960 14,326
$ 147,490
Principal Funds, Inc. Institutional Class - 71 .53%
Bond Market Index Fund
(a)
21,390,637 177,114
High Income Fund
(a)
3,181,073 25,035
LargeCap S&P 500 Index Fund
(a)
8,439,349 168,281
$ 370,430
TOTAL INVESTMENT COMPANIES $ 517,920
Total Investments $ 517,920
Other Assets and Liabilities -  (0.01)% (69)
TOTAL NET ASSETS - 100.00% $ 517,851
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 51 .27%
Domestic Equity Funds 46 .05%
International Equity Funds 2 .69%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 134,029 $ 81,192 $ 6,411 $ 177,114
Diversified International Fund 93,285 27,654 23,856 63,385
Diversified Real Asset Fund 7,806 39 7,885 —
High Income Fund 22,908 9,822 3,244 25,035
Inflation Protection Fund 8,354 39 8,484 —
International Small Company Fund 11,423 2,952 2,608 7,490
LargeCap S&P 500 Index Fund 184,018 56,923 22,411 168,281
MidCap S&P 400 Index Fund 37,846 17,773 4,826 43,395
Origin Emerging Markets Fund 10,757 2,209 2,556 6,477
Real Estate Securities Fund 3,294 13,328 456 12,417
SmallCap S&P 600 Index Fund 19,068 4,929 6,026 14,326
$ 532,788 $ 216,860 $ 88,763 $ 517,920
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,140 $ (14) $ — $ (31,682)
Diversified International Fund 3,547 (21) 8,115 (33,677)
Diversified Real Asset Fund — 1,696 — (1,656)
High Income Fund 1,418 (138) — (4,313)
Inflation Protection Fund — 1,169 — (1,078)
International Small Company Fund 165 (3) 814 (4,274)
LargeCap S&P 500 Index Fund 2,926 546 19,134 (50,795)
MidCap S&P 400 Index Fund 1,032 108 1,920 (7,506)
Origin Emerging Markets Fund 215 (359) 196 (3,574)
Real Estate Securities Fund 300 (2) 370 (3,747)
SmallCap S&P 600 Index Fund 472 77 1,101 (3,722)
$ 13,215 $ 3,059 $ 31,650 $ (146,024)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .15%
Diversified International Fund
(a)
5,421,353 $ 58,171
International Small Company Fund
(a)
782,131 6,601
MidCap S&P 400 Index Fund
(a)
1,834,062 38,717
Origin Emerging Markets Fund
(a)
679,231 5,712
Real Estate Securities Fund
(a)
373,363 9,573
SmallCap S&P 600 Index Fund
(a)
477,646 12,792
$ 131,566
Principal Funds, Inc. Institutional Class - 66 .86%
Bond Market Index Fund
(a)
11,920,501 98,702
High Income Fund
(a)
2,088,937 16,440
LargeCap S&P 500 Index Fund
(a)
7,532,870 150,204
$ 265,346
TOTAL INVESTMENT COMPANIES $ 396,912
Total Investments $ 396,912
Other Assets and Liabilities -  (0.01)% (55)
TOTAL NET ASSETS - 100.00% $ 396,857
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .24%
Fixed Income Funds 43 .67%
International Equity Funds 3 .10%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 79,513 $ 39,330 $ 3,265 $ 98,702
Diversified International Fund 79,053 28,833 19,397 58,171
High Income Fund 14,998 6,329 2,151 16,440
International Small Company Fund 9,765 3,309 2,613 6,601
LargeCap S&P 500 Index Fund 153,415 55,063 13,909 150,204
MidCap S&P 400 Index Fund 31,518 16,404 2,549 38,717
Origin Emerging Markets Fund 9,057 2,323 2,197 5,712
Real Estate Securities Fund 9,806 2,866 338 9,573
SmallCap S&P 600 Index Fund 15,702 4,522 4,228 12,792
$ 402,827 $ 158,979 $ 50,647 $ 396,912
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,654 $ (2) $ — $ (16,874)
Diversified International Fund 3,158 (20) 7,191 (30,298)
High Income Fund 884 (67) — (2,669)
International Small Company Fund 150 (2) 736 (3,858)
LargeCap S&P 500 Index Fund 2,579 42 16,849 (44,407)
MidCap S&P 400 Index Fund 928 1 1,724 (6,657)
Origin Emerging Markets Fund 187 57 170 (3,528)
Real Estate Securities Fund 229 — 282 (2,761)
SmallCap S&P 600 Index Fund 411 23 957 (3,227)
$ 10,180 $ 32 $ 27,909 $ (114,279)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .21%
Diversified International Fund
(a)
6,123,459 $ 65,705
International Small Company Fund
(a)
897,320 7,573
MidCap S&P 400 Index Fund
(a)
2,051,141 43,300
Origin Emerging Markets Fund
(a)
787,186 6,620
Real Estate Securities Fund
(a)
362,473 9,294
SmallCap S&P 600 Index Fund
(a)
538,255 14,414
$ 146,906
Principal Funds, Inc. Institutional Class - 61 .80%
Bond Market Index Fund
(a)
6,874,856 56,924
High Income Fund
(a)
1,484,318 11,681
LargeCap S&P 500 Index Fund
(a)
8,476,222 169,016
$ 237,621
TOTAL INVESTMENT COMPANIES $ 384,527
Total Investments $ 384,527
Other Assets and Liabilities -  (0.01)% (57)
TOTAL NET ASSETS - 100.00% $ 384,470
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .39%
Fixed Income Funds 34 .93%
International Equity Funds 3 .69%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 51,283 $ 24,060 $ 8,988 $ 56,924
Diversified International Fund 81,494 35,753 18,661 65,705
High Income Fund 11,115 4,715 2,401 11,681
International Small Company Fund 10,272 3,817 2,348 7,573
LargeCap S&P 500 Index Fund 157,708 70,376 11,123 169,016
MidCap S&P 400 Index Fund 32,072 20,713 2,326 43,300
Origin Emerging Markets Fund 9,487 3,183 2,117 6,620
Real Estate Securities Fund 9,025 3,148 214 9,294
SmallCap S&P 600 Index Fund 16,038 5,525 3,730 14,414
$ 378,494 $ 171,290 $ 51,908 $ 384,527
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 903 $ 20 $ — $ (9,451)
Diversified International Fund 3,361 (7) 7,670 (32,874)
High Income Fund 581 (3) — (1,745)
International Small Company Fund 158 — 777 (4,168)
LargeCap S&P 500 Index Fund 2,737 (10) 17,887 (47,935)
MidCap S&P 400 Index Fund 971 (1) 1,806 (7,158)
Origin Emerging Markets Fund 206 66 187 (3,999)
Real Estate Securities Fund 220 — 267 (2,665)
SmallCap S&P 600 Index Fund 428 1 998 (3,420)
$ 9,565 $ 66 $ 29,592 $ (113,415)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .83%
Diversified International Fund
(a)
4,446,729 $ 47,714
International Small Company Fund
(a)
654,633 5,525
MidCap S&P 400 Index Fund
(a)
1,519,565 32,078
Origin Emerging Markets Fund
(a)
569,232 4,787
Real Estate Securities Fund
(a)
241,421 6,190
SmallCap S&P 600 Index Fund
(a)
395,108 10,581
$ 106,875
Principal Funds, Inc. Institutional Class - 58 .19%
Bond Market Index Fund
(a)
2,353,902 19,490
High Income Fund
(a)
646,075 5,085
LargeCap S&P 500 Index Fund
(a)
6,224,533 124,117
$ 148,692
TOTAL INVESTMENT COMPANIES $ 255,567
Total Investments $ 255,567
Other Assets and Liabilities -  (0.02)% (43)
TOTAL NET ASSETS - 100.00% $ 255,524
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .69%
Fixed Income Funds 28 .29%
International Equity Funds 4 .04%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 20,896 $ 11,525 $ 10,057 $ 19,490
Diversified International Fund 56,875 27,018 12,792 47,714
High Income Fund 5,550 3,195 3,080 5,085
International Small Company Fund 7,026 3,023 1,558 5,525
LargeCap S&P 500 Index Fund 111,707 54,167 6,959 124,117
MidCap S&P 400 Index Fund 22,557 16,063 1,342 32,078
Origin Emerging Markets Fund 6,570 2,403 1,409 4,787
Real Estate Securities Fund 5,860 2,193 103 6,190
SmallCap S&P 600 Index Fund 11,278 4,432 2,647 10,581
$ 248,319 $ 124,019 $ 39,947 $ 255,567
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 247 $ (327) $ — $ (2,547)
Diversified International Fund 2,377 (8) 5,424 (23,379)
High Income Fund 208 2 — (582)
International Small Company Fund 112 1 548 (2,967)
LargeCap S&P 500 Index Fund 1,974 (4) 12,908 (34,794)
MidCap S&P 400 Index Fund 703 — 1,307 (5,200)
Origin Emerging Markets Fund 143 28 130 (2,805)
Real Estate Securities Fund 146 — 174 (1,760)
SmallCap S&P 600 Index Fund 308 5 718 (2,487)
$ 6,218 $ (303) $ 21,209 $ (76,521)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .43%
Diversified International Fund
(a)
4,062,701 $ 43,593
International Small Company Fund
(a)
597,110 5,039
MidCap S&P 400 Index Fund
(a)
1,368,798 28,895
Origin Emerging Markets Fund
(a)
526,256 4,426
Real Estate Securities Fund
(a)
206,285 5,289
SmallCap S&P 600 Index Fund
(a)
363,990 9,748
$ 96,990
Principal Funds, Inc. Institutional Class - 55 .59%
Bond Market Index Fund
(a)
861,731 7,135
High Income Fund
(a)
307,484 2,420
LargeCap S&P 500 Index Fund
(a)
5,607,208 111,808
$ 121,363
TOTAL INVESTMENT COMPANIES $ 218,353
Total Investments $ 218,353
Other Assets and Liabilities -  (0.02)% (40)
TOTAL NET ASSETS - 100.00% $ 218,313
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .33%
Fixed Income Funds 24 .35%
International Equity Funds 4 .34%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 12,055 $ 5,333 $ 9,284 $ 7,135
Diversified International Fund 48,645 25,315 10,201 43,593
High Income Fund 3,407 1,881 2,625 2,420
International Small Company Fund 6,113 2,804 1,308 5,039
LargeCap S&P 500 Index Fund 95,853 52,158 6,187 111,808
MidCap S&P 400 Index Fund 19,472 15,105 1,224 28,895
Origin Emerging Markets Fund 5,628 2,320 1,075 4,426
Real Estate Securities Fund 4,814 2,040 92 5,289
SmallCap S&P 600 Index Fund 9,729 4,504 2,328 9,748
$ 205,716 $ 111,460 $ 34,324 $ 218,353
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 69 $ (513) $ — $ (456)
Diversified International Fund 2,022 (5) 4,593 (20,161)
High Income Fund 87 (2) — (241)
International Small Company Fund 96 (3) 467 (2,567)
LargeCap S&P 500 Index Fund 1,706 (4) 11,144 (30,012)
MidCap S&P 400 Index Fund 606 1 1,125 (4,459)
Origin Emerging Markets Fund 122 24 111 (2,471)
Real Estate Securities Fund 124 — 143 (1,473)
SmallCap S&P 600 Index Fund 270 (8) 628 (2,149)
$ 5,102 $ (510) $ 18,211 $ (63,989)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .55%
Diversified International Fund
(a)
2,090,913 $ 22,436
International Small Company Fund
(a)
307,667 2,597
MidCap S&P 400 Index Fund
(a)
700,685 14,791
Origin Emerging Markets Fund
(a)
269,793 2,269
Real Estate Securities Fund
(a)
105,428 2,703
SmallCap S&P 600 Index Fund
(a)
187,581 5,023
$ 49,819
Principal Funds, Inc. Institutional Class - 55 .47%
Bond Market Index Fund
(a)
442,209 3,661
High Income Fund
(a)
157,689 1,241
LargeCap S&P 500 Index Fund
(a)
2,864,379 57,116
$ 62,018
TOTAL INVESTMENT COMPANIES $ 111,837
Total Investments $ 111,837
Other Assets and Liabilities -  (0.02)% (25)
TOTAL NET ASSETS - 100.00% $ 111,812
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .22%
Fixed Income Funds 24 .45%
International Equity Funds 4 .35%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 4,180 $ 2,799 $ 2,833 $ 3,661
Diversified International Fund 24,175 13,111 4,868 22,436
High Income Fund 1,226 945 800 1,241
International Small Company Fund 3,028 1,469 625 2,597
LargeCap S&P 500 Index Fund 47,591 27,098 2,698 57,116
MidCap S&P 400 Index Fund 9,806 7,686 505 14,791
Origin Emerging Markets Fund 2,779 1,218 511 2,269
Real Estate Securities Fund 2,357 1,116 28 2,703
SmallCap S&P 600 Index Fund 4,812 2,367 1,098 5,023
$ 99,954 $ 57,809 $ 13,966 $ 111,837
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 33 $ (104) $ — $ (381)
Diversified International Fund 986 (1) 2,249 (9,981)
High Income Fund 45 (3) — (127)
International Small Company Fund 47 1 228 (1,276)
LargeCap S&P 500 Index Fund 834 (2) 5,449 (14,873)
MidCap S&P 400 Index Fund 296 — 550 (2,196)
Origin Emerging Markets Fund 59 2 54 (1,219)
Real Estate Securities Fund 61 — 70 (742)
SmallCap S&P 600 Index Fund 131 2 306 (1,060)
$ 2,492 $ (105) $ 8,906 $ (31,855)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .92%
Diversified International Fund
(a)
952,461 $ 10,220
International Small Company Fund
(a)
140,755 1,188
MidCap S&P 400 Index Fund
(a)
316,225 6,676
Origin Emerging Markets Fund
(a)
123,711 1,040
Real Estate Securities Fund
(a)
47,406 1,216
SmallCap S&P 600 Index Fund
(a)
86,421 2,314
$ 22,654
Principal Funds, Inc. Institutional Class - 55 .12%
Bond Market Index Fund
(a)
199,748 1,654
High Income Fund
(a)
71,303 561
LargeCap S&P 500 Index Fund
(a)
1,283,275 25,588
$ 27,803
TOTAL INVESTMENT COMPANIES $ 50,457
Total Investments $ 50,457
Other Assets and Liabilities -  (0.04)% (19)
TOTAL NET ASSETS - 100.00% $ 50,438
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .97%
Fixed Income Funds 24 .65%
International Equity Funds 4 .42%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 1,266 $ 1,331 $ 739 $ 1,654
Diversified International Fund 9,556 6,912 2,207 10,220
High Income Fund 418 450 244 561
International Small Company Fund 1,199 792 285 1,188
LargeCap S&P 500 Index Fund 18,530 14,494 1,469 25,588
MidCap S&P 400 Index Fund 3,937 3,919 306 6,676
Origin Emerging Markets Fund 1,087 699 232 1,040
Real Estate Securities Fund 932 627 31 1,216
SmallCap S&P 600 Index Fund 1,884 1,317 476 2,314
$ 38,809 $ 30,541 $ 5,989 $ 50,457
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13 $ (5) $ — $ (199)
Diversified International Fund 388 — 881 (4,041)
High Income Fund 21 (1) — (62)
International Small Company Fund 18 — 90 (518)
LargeCap S&P 500 Index Fund 327 — 2,136 (5,967)
MidCap S&P 400 Index Fund 119 — 221 (874)
Origin Emerging Markets Fund 24 — 21 (514)
Real Estate Securities Fund 26 — 28 (312)
SmallCap S&P 600 Index Fund 51 — 120 (411)
$ 987 $ (6) $ 3,497 $ (12,898)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .12 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .48%
Diversified International Fund
(a)
243,173 $ 2,609
International Small Company Fund
(a)
35,767 302
MidCap S&P 400 Index Fund
(a)
81,949 1,730
Origin Emerging Markets Fund
(a)
30,763 259
Real Estate Securities Fund
(a)
12,287 315
SmallCap S&P 600 Index Fund
(a)
22,018 590
$ 5,805
Principal Funds, Inc. Institutional Class - 55 .64%
Bond Market Index Fund
(a)
51,753 428
High Income Fund
(a)
18,450 145
LargeCap S&P 500 Index Fund
(a)
335,442 6,689
$ 7,262
TOTAL INVESTMENT COMPANIES $ 13,067
Total Investments $ 13,067
Other Assets and Liabilities -  (0.12)% (16)
TOTAL NET ASSETS - 100.00% $ 13,051
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .44%
Fixed Income Funds 24 .38%
International Equity Funds 4 .30%
Other Assets and Liabilities
( 0 .12 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 299 $ 404 $ 218 $ 428
Diversified International Fund 2,504 2,236 1,042 2,609
High Income Fund 101 136 75 145
International Small Company Fund 311 260 131 302
LargeCap S&P 500 Index Fund 4,789 4,659 1,128 6,689
MidCap S&P 400 Index Fund 1,033 1,224 281 1,730
Origin Emerging Markets Fund 279 224 112 259
Real Estate Securities Fund 246 204 52 315
SmallCap S&P 600 Index Fund 487 431 213 590
$ 10,049 $ 9,778 $ 3,252 $ 13,067
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4 $ — $ — $ (57)
Diversified International Fund 107 (1) 238 (1,088)
High Income Fund 5 — — (17)
International Small Company Fund 5 1 24 (139)
LargeCap S&P 500 Index Fund 87 2 570 (1,633)
MidCap S&P 400 Index Fund 32 — 60 (246)
Origin Emerging Markets Fund 6 — 6 (132)
Real Estate Securities Fund 8 — 9 (83)
SmallCap S&P 600 Index Fund 14 — 32 (115)
$ 268 $ 2 $ 939 $ (3,510)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 16 .48%
Diversified International Fund
(a)
517,168 $ 5,549
Diversified Real Asset Fund
(a)
196,599 2,296
International Small Company Fund
(a)
76,972 650
MidCap S&P 400 Index Fund
(a)
191,104 4,034
Origin Emerging Markets Fund
(a)
68,003 572
SmallCap S&P 600 Index Fund
(a)
48,814 1,307
$ 14,408
Principal Funds, Inc. Institutional Class - 83 .55%
Bond Market Index Fund
(a)
3,768,386 31,202
High Income Fund
(a)
762,476 6,001
Inflation Protection Fund
(a)
762,803 6,171
LargeCap S&P 500 Index Fund
(a)
776,208 15,478
Short-Term Income Fund
(a)
1,243,372 14,162
$ 73,014
TOTAL INVESTMENT COMPANIES $ 87,422
Total Investments $ 87,422
Other Assets and Liabilities -  (0.03)% (29)
TOTAL NET ASSETS - 100.00% $ 87,393
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72 .19%
Domestic Equity Funds 23 .82%
Specialty Funds 2 .63%
International Equity Funds 1 .39%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 31,850 $ 14,699 $ 9,692 $ 31,202
Diversified International Fund 6,451 5,411 3,294 5,549
Diversified Real Asset Fund 2,072 929 343 2,296
High Income Fund 6,342 2,785 2,022 6,001
Inflation Protection Fund 4,304 3,919 905 6,171
International Small Company Fund 802 620 390 650
LargeCap S&P 500 Index Fund 12,223 10,481 2,678 15,478
MidCap S&P 400 Index Fund 2,599 2,827 660 4,034
Origin Emerging Markets Fund 752 540 369 572
Short-Term Income Fund 16,837 5,471 7,015 14,162
SmallCap S&P 600 Index Fund 1,264 911 538 1,307
$ 85,496 $ 48,593 $ 27,906 $ 87,422
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 561 $ (20) $ — $ (5,635)
Diversified International Fund 330 76 753 (3,095)
Diversified Real Asset Fund 136 — 26 (362)
High Income Fund 352 (41) — (1,063)
Inflation Protection Fund 257 (1) 124 (1,146)
International Small Company Fund 16 8 76 (390)
LargeCap S&P 500 Index Fund 259 (18) 1,693 (4,530)
MidCap S&P 400 Index Fund 101 1 187 (733)
Origin Emerging Markets Fund 20 (32) 18 (319)
Short-Term Income Fund 227 (28) 74 (1,103)
SmallCap S&P 600 Index Fund 40 (11) 93 (319)
$ 2,299 $ (66) $ 3,044 $ (18,695)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .66%
Blue Chip Fund
(a)
410,131 $ 11,668
Core Fixed Income Fund
(a)
14,727,638 120,914
Diversified International Fund
(a)
1,245,934 13,369
Diversified Real Asset Fund
(a)
741,655 8,662
International Small Company Fund
(a)
300,895 2,540
LargeCap Growth Fund I
(a)
771,723 11,630
MidCap Fund
(a)
59,778 1,907
MidCap Value Fund I
(a)
464,413 7,584
Origin Emerging Markets Fund
(a)
384,955 3,237
SmallCap Growth Fund I
(a)
184,760 2,321
SmallCap Value Fund II
(a)
203,224 2,412
$ 186,244
Principal Funds, Inc. Institutional Class - 44 .36%
Equity Income Fund
(a)
339,987 12,022
High Income Fund
(a)
2,927,624 23,040
Inflation Protection Fund
(a)
2,982,277 24,127
LargeCap S&P 500 Index Fund
(a)
597,976 11,924
LargeCap Value Fund III
(a)
659,816 12,114
MidCap Growth Fund III
(a)
511,036 5,412
Overseas Fund
(a)
730,136 6,498
Short-Term Income Fund
(a)
4,681,575 53,323
$ 148,460
TOTAL INVESTMENT COMPANIES $ 334,704
Total Investments $ 334,704
Other Assets and Liabilities -  (0.02)% (56)
TOTAL NET ASSETS - 100.00% $ 334,648
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .15%
Domestic Equity Funds 23 .61%
International Equity Funds 3 .67%
Specialty Funds 2 .59%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 15,232 $ 7,156 $ 4,097 $ 11,668
Core Fixed Income Fund 171,217 31,474 56,103 120,914
Diversified International Fund 21,994 12,964 12,170 13,369
Diversified Real Asset Fund 9,899 2,405 2,187 8,662
Equity Income Fund 13,585 5,643 4,591 12,022
High Income Fund 34,050 5,160 11,126 23,040
Inflation Protection Fund 23,503 11,545 5,753 24,127
International Small Company Fund 4,470 2,183 2,223 2,540
LargeCap Growth Fund I 14,261 8,714 4,057 11,630
LargeCap S&P 500 Index Fund 9,795 9,302 3,372 11,924
LargeCap Value Fund III 13,872 6,251 5,712 12,114
MidCap Fund 7,243 5,157 7,378 1,907
MidCap Growth Fund III — 5,183 90 5,412
MidCap Value Fund I 7,070 4,917 3,055 7,584
Origin Emerging Markets Fund 5,592 2,780 2,937 3,237
Overseas Fund 11,983 2,604 5,814 6,498
Short-Term Income Fund 89,844 6,570 37,992 53,323
SmallCap Growth Fund I 3,410 1,648 1,092 2,321
SmallCap Value Fund II 3,620 1,586 2,015 2,412
$ 460,640 $ 133,242 $ 171,764 $ 334,704
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 135 $ (126) $ 959 $ (6,497)
Core Fixed Income Fund 3,503 (106) — (25,568)
Diversified International Fund 1,095 73 2,516 (9,492)
Diversified Real Asset Fund 585 (11) 124 (1,444)
Equity Income Fund 358 (90) 510 (2,525)
High Income Fund 1,559 (535) — (4,509)
Inflation Protection Fund 1,277 (93) 620 (5,075)
International Small Company Fund 81 (9) 403 (1,881)
LargeCap Growth Fund I 137 (89) 1,556 (7,199)
LargeCap S&P 500 Index Fund 204 (190) 1,334 (3,611)
LargeCap Value Fund III 452 (8) 956 (2,289)
MidCap Fund 25 1,295 666 (4,410)
MidCap Growth Fund III — 2 — 317
MidCap Value Fund I 437 18 529 (1,366)
Origin Emerging Markets Fund 145 (454) 133 (1,744)
Overseas Fund 876 324 — (2,599)
Short-Term Income Fund 984 (200) 371 (4,899)
SmallCap Growth Fund I 118 (56) 352 (1,589)
SmallCap Value Fund II 422 37 135 (816)
$ 12,393 $ (218) $ 11,164 $ (87,196)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .46 % Shares Held Value (000's)
Money Market Funds - 2 .46%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
141,406,055 $ 141,406
TOTAL INVESTMENT COMPANIES $ 141,406
COMMON STOCKS - 97 .49 % Shares Held Value (000's)
Entertainment - 1 .28%
Marriott Vacations Worldwide Corp 496,558 $ 73,371
REITs - 96 .21%
Agree Realty Corp 1,269,399 87,208
Alexandria Real Estate Equities Inc 1,531,278 222,495
American Homes 4 Rent 6,246,194 199,503
American Tower Corp 1,151,577 238,595
Apartment Income REIT Corp 2,964,430 113,923
Apple Hospitality REIT Inc 3,320,694 56,850
AvalonBay Communities Inc 1,687,248 295,471
Brandywine Realty Trust 1,436,324 9,422
Broadstone Net Lease Inc 4,786,847 82,047
Cousins Properties Inc 3,228,483 76,709
CubeSmart 4,107,724 171,990
DiamondRock Hospitality Co 4,242,856 39,628
Digital Realty Trust Inc 2,016,197 202,124
Equinix Inc 414,031 234,524
Equity LifeStyle Properties Inc 2,741,464 175,344
Equity Residential 842,095 53,069
Essex Property Trust Inc 1,007,738 223,960
Extra Space Storage Inc 1,497,392 265,697
First Industrial Realty Trust Inc 2,948,179 140,422
Healthcare Realty Trust Inc 3,490,951 70,971
InvenTrust Properties Corp 1,201,435 30,276
Invitation Homes Inc 6,699,866 212,319
Kilroy Realty Corp 2,240,669 95,766
Medical Properties Trust Inc 4,625,149 52,958
NETSTREIT Corp 2,025,168 38,114
Prologis Inc 3,679,596 407,515
Public Storage 448,976 139,070
Regency Centers Corp 2,677,084 161,990
Rexford Industrial Realty Inc 3,537,678 195,563
Sabra Health Care REIT Inc 5,608,577 76,613
Saul Centers Inc 484,701 19,849
Simon Property Group Inc 673,229 73,369
Sun Communities Inc 1,660,700 223,945
Terreno Realty Corp 2,167,026 123,824
Ventas Inc 6,028,741 235,905
VICI Properties Inc 8,866,158 283,894
Welltower Inc 3,171,877 193,611
$ 5,524,533
TOTAL COMMON STOCKS $ 5,597,904
Total Investments $ 5,739,310
Other Assets and Liabilities -  0.05% 3,056
TOTAL NET ASSETS - 100.00% $ 5,742,366
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 96 .21%
Money Market Funds 2 .46%
Consumer, Cyclical 1 .28%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 128,251 $ 1,492,670 $ 1,479,515 $ 141,406
$ 128,251 $ 1,492,670 $ 1,479,515 $ 141,406
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 1,014 $ — $ — $ —
$ 1,014 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 1.03%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
41,450,456 $ 41,450
Principal Exchange-Traded Funds - 7.41%
Principal U.S. Mega-Cap ETF
(a)
6,727,257 242,853
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,330,700 53,999
$ 296,852
Principal Funds, Inc. Class R-6 - 50.41%
Blue Chip Fund
(a)
16,246,892 462,224
Core Fixed Income Fund
(a)
53,036,608 435,431
Diversified International Fund
(a)
17,603,571 188,886
Diversified Real Asset Fund
(a)
15,607,958 182,301
Global Real Estate Securities Fund
(a)
2,152,265 18,036
High Yield Fund
(a)
17,672,102 110,274
International Small Company Fund
(a)
4,817,287 40,658
LargeCap Growth Fund I
(a)
4,646,011 70,015
MidCap Fund
(a)
5,640,465 179,931
Origin Emerging Markets Fund
(a)
16,230,847 136,502
Spectrum Preferred and Capital Securities Income
Fund
(a)
22,879,986 196,310
$ 2,020,568
Principal Funds, Inc. Institutional Class - 41.20%
Bond Market Index Fund
(a)
42,114,866 348,711
Equity Income Fund
(a)
11,804,141 417,395
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,403,399 50,715
Government & High Quality Bond Fund
(a)
12,167,261 105,004
Inflation Protection Fund
(a)
10,452,325 84,559
LargeCap Value Fund III
(a)
6,863,351 126,011
Overseas Fund
(a)
7,086,292 63,068
Principal Capital Appreciation Fund
(a)
5,922,359 329,698
Short-Term Income Fund
(a)
11,110,476 126,548
$ 1,651,709
TOTAL INVESTMENT COMPANIES $ 4,010,579
Total Investments $ 4,010,579
Other Assets and Liabilities -  (0.05)% (1,900)
TOTAL NET ASSETS - 100.00% $ 4,008,679
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46.95%
Fixed Income Funds 41.08%
International Equity Funds 6.44%
Specialty Funds 4.55%
Money Market Funds 1.03%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 579,532 $ 180,449 $ 80,025 $ 462,224
Bond Market Index Fund — 370,323 179 348,711
Core Fixed Income Fund 500,651 180,662 141,070 435,431
Diversified International Fund 153,445 109,951 8,992 188,886
Diversified Real Asset Fund 268,010 22,087 77,294 182,301
Edge MidCap Fund 120,033 34,111 111,418 —
Equity Income Fund 419,390 105,397 44,054 417,395
Finisterre Emerging Markets Total Return Bond Fund 157,178 8,606 89,970 50,715
Global Real Estate Securities Fund 213,459 4,252 187,905 18,036
Government & High Quality Bond Fund 127,921 178,411 170,285 105,004
High Yield Fund 111,047 51,306 31,603 110,274
Inflation Protection Fund — 89,916 46 84,559
International Small Company Fund 80,070 22,372 30,108 40,658
LargeCap Growth Fund I 240,181 42,331 127,964 70,015
LargeCap Value Fund III 269,026 25,279 138,387 126,011
MidCap Fund — 212,237 4,865 179,931
Origin Emerging Markets Fund 340,516 21,299 142,729 136,502
Overseas Fund 49,217 59,878 27,650 63,068
Principal Capital Appreciation Fund — 402,136 20,765 329,698
Principal Government Money Market Fund - Institutional Class 2.82% 15,190 394,530 368,270 41,450
Principal Investment Grade Corporate Active ETF 68,307 — 59,030 —
Principal U.S. Mega-Cap ETF 557,916 — 264,434 242,853
Principal U.S. Small-Cap Multi-Factor ETF 447,905 — 368,157 53,999
Short-Term Income Fund 178,411 9,682 50,264 126,548
Spectrum Preferred and Capital Securities Income Fund 222,739 36,775 22,941 196,310
$ 5,120,144 $ 2,561,990 $ 2,568,405 $ 4,010,579
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,407 $ 9,088 $ 31,220 $ (226,820)
Bond Market Index Fund — (14) — (21,419)
Core Fixed Income Fund 14,211 (13,887) — (90,925)
Diversified International Fund 5,776 (822) 13,273 (64,696)
Diversified Real Asset Fund 13,113 1,427 3,041 (31,929)
Edge MidCap Fund 4,252 13,427 26,394 (56,153)
Equity Income Fund 9,517 6,471 13,089 (69,809)
Finisterre Emerging Markets Total Return Bond Fund 6,685 (13,111) — (11,988)
Global Real Estate Securities Fund 2,511 40,647 402 (52,417)
Government & High Quality Bond Fund 3,260 (17,877) — (13,166)
High Yield Fund 6,977 (3,050) — (17,426)
Inflation Protection Fund — (3) — (5,308)
International Small Company Fund 1,143 (8,377) 5,654 (23,299)
LargeCap Growth Fund I 1,774 (27,016) 20,212 (57,517)
LargeCap Value Fund III 7,040 (4,714) 14,888 (25,193)
MidCap Fund 38 (1,291) 1,008 (26,150)
Origin Emerging Markets Fund 6,621 (18,449) 6,165 (64,135)
Overseas Fund 3,567 (4,173) — (14,204)
Principal Capital Appreciation Fund 2,181 (5,123) 5,655 (46,550)
Principal Government Money Market Fund - Institutional Class 2.82% 454 — — —
Principal Investment Grade Corporate Active ETF 1,551 (8,393) 87 (884)
Principal U.S. Mega-Cap ETF 6,140 100,092 — (150,721)
Principal U.S. Small-Cap Multi-Factor ETF 3,534 83,383 — (109,132)
Short-Term Income Fund 2,231 (558) 890 (10,723)
Spectrum Preferred and Capital Securities Income Fund 10,376 (1,922) — (38,341)
$ 117,359 $ 125,755 $ 141,978 $ (1,228,905)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 0.93%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
15,062,432 $ 15,062
Principal Exchange-Traded Funds - 4.59%
Principal U.S. Mega-Cap ETF
(a)
1,670,648 60,311
Principal U.S. Small-Cap Multi-Factor ETF
(a)
341,700 13,865
$ 74,176
Principal Funds, Inc. Class R-6 - 48.87%
Blue Chip Fund
(a)
4,713,026 134,086
Core Fixed Income Fund
(a)
38,206,702 313,677
Diversified International Fund
(a)
4,366,594 46,853
Diversified Real Asset Fund
(a)
3,869,251 45,193
Global Real Estate Securities Fund
(a)
1,094,897 9,175
High Yield Fund
(a)
7,827,591 48,844
International Small Company Fund
(a)
1,240,436 10,469
MidCap Fund
(a)
1,399,652 44,649
Origin Emerging Markets Fund
(a)
4,045,509 34,023
Spectrum Preferred and Capital Securities Income
Fund
(a)
11,921,978 102,291
$ 789,260
Principal Funds, Inc. Institutional Class - 45.65%
Bond Market Index Fund
(a)
28,952,698 239,728
Equity Income Fund
(a)
4,187,607 148,074
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,718,224 37,368
Government & High Quality Bond Fund
(a)
9,167,577 79,116
Inflation Protection Fund
(a)
6,797,003 54,988
Overseas Fund
(a)
1,203,570 10,712
Principal Capital Appreciation Fund
(a)
1,613,967 89,850
Short-Term Income Fund
(a)
6,786,329 77,296
$ 737,132
TOTAL INVESTMENT COMPANIES $ 1,615,630
Total Investments $ 1,615,630
Other Assets and Liabilities -  (0.04)% (711)
TOTAL NET ASSETS - 100.00% $ 1,614,919
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61.93%
Domestic Equity Funds 30.39%
International Equity Funds 3.99%
Specialty Funds 2.80%
Money Market Funds 0.93%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 159,011 $ 65,456 $ 30,321 $ 134,086
Bond Market Index Fund — 255,363 84 239,728
Core Fixed Income Fund 327,145 97,541 41,589 313,677
Diversified International Fund 27,987 35,259 2,402 46,853
Diversified Real Asset Fund 102,261 7,061 55,313 45,193
Edge MidCap Fund 32,263 10,722 31,379 —
Equity Income Fund 104,507 71,125 9,477 148,074
Finisterre Emerging Markets Total Return Bond Fund 108,465 6,210 60,829 37,368
Global Real Estate Securities Fund 100,413 3,924 88,454 9,175
Government & High Quality Bond Fund 89,410 103,029 92,879 79,116
High Yield Fund 74,995 35,782 49,230 48,844
Inflation Protection Fund — 60,104 1,045 54,988
International Small Company Fund 23,347 5,174 9,499 10,469
LargeCap Growth Fund I 64,118 12,409 55,400 —
LargeCap Value Fund III 48,840 25,770 68,575 —
MidCap Fund — 51,673 401 44,649
Origin Emerging Markets Fund 87,922 5,922 38,853 34,023
Overseas Fund 13,909 14,970 13,815 10,712
Principal Capital Appreciation Fund — 122,060 15,136 89,850
Principal Government Money Market Fund - Institutional Class 2.82% 7,596 195,555 188,089 15,062
Principal Investment Grade Corporate Active ETF 42,911 4,404 41,545 —
Principal U.S. Mega-Cap ETF 145,598 — 72,748 60,311
Principal U.S. Small-Cap Multi-Factor ETF 111,510 — 93,007 13,865
Short-Term Income Fund 123,661 6,570 45,598 77,296
Spectrum Preferred and Capital Securities Income Fund 153,376 11,712 38,542 102,291
$ 1,949,245 $ 1,207,795 $ 1,144,210 $ 1,615,630
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,224 $ 1,756 $ 8,672 $ (61,816)
Bond Market Index Fund — (7) — (15,544)
Core Fixed Income Fund 9,281 (5,220) — (64,200)
Diversified International Fund 1,090 (733) 2,498 (13,258)
Diversified Real Asset Fund 4,214 1,031 1,110 (9,847)
Edge MidCap Fund 1,170 2,572 7,259 (14,178)
Equity Income Fund 2,632 (604) 3,312 (17,477)
Finisterre Emerging Markets Total Return Bond Fund 4,434 (7,506) — (8,972)
Global Real Estate Securities Fund 1,386 16,832 222 (23,540)
Government & High Quality Bond Fund 2,103 (10,621) — (9,823)
High Yield Fund 4,381 (4,849) — (7,854)
Inflation Protection Fund — (64) — (4,007)
International Small Company Fund 339 (2,337) 1,673 (6,216)
LargeCap Growth Fund I 480 (11,899) 5,474 (9,228)
LargeCap Value Fund III 1,353 (2,184) 2,859 (3,851)
MidCap Fund 15 (138) 386 (6,485)
Origin Emerging Markets Fund 1,732 (5,028) 1,599 (15,940)
Overseas Fund 1,004 (1,874) — (2,478)
Principal Capital Appreciation Fund 472 (3,710) 1,217 (13,364)
Principal Government Money Market Fund - Institutional Class 2.82% 223 — — —
Principal Investment Grade Corporate Active ETF 989 (5,215) 55 (555)
Principal U.S. Mega-Cap ETF 1,578 27,274 — (39,813)
Principal U.S. Small-Cap Multi-Factor ETF 738 22,707 — (27,345)
Short-Term Income Fund 1,464 (731) 586 (6,606)
Spectrum Preferred and Capital Securities Income Fund 6,414 (2,971) — (21,284)
$ 48,716 $ 6,481 $ 36,922 $ (403,681)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Money Market Funds - 0.91%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
24,692,966 $ 24,693
Principal Exchange-Traded Funds - 10.38%
Principal U.S. Mega-Cap ETF
(a)
6,187,445 223,366
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,411,800 57,290
$ 280,656
Principal Funds, Inc. Class R-6 - 50.23%
Blue Chip Fund
(a)
14,603,069 415,457
Core Fixed Income Fund
(a)
16,184,289 132,873
Diversified International Fund
(a)
16,857,643 180,883
Diversified Real Asset Fund
(a)
11,135,086 130,058
Global Real Estate Securities Fund
(a)
1,446,155 12,119
High Yield Fund
(a)
4,952,403 30,903
International Small Company Fund
(a)
4,373,244 36,910
LargeCap Growth Fund I
(a)
4,651,601 70,100
MidCap Fund
(a)
5,361,800 171,041
Origin Emerging Markets Fund
(a)
14,657,544 123,270
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,381,673 54,755
$ 1,358,369
Principal Funds, Inc. Institutional Class - 38.55%
Bond Market Index Fund
(a)
11,905,141 98,574
Equity Income Fund
(a)
10,604,863 374,988
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,648,582 20,977
Government & High Quality Bond Fund
(a)
3,188,891 27,520
Inflation Protection Fund
(a)
2,486,276 20,114
LargeCap Value Fund III
(a)
6,332,980 116,273
Overseas Fund
(a)
5,382,904 47,908
Principal Capital Appreciation Fund
(a)
5,486,418 305,429
Short-Term Income Fund
(a)
2,715,950 30,935
$ 1,042,718
TOTAL INVESTMENT COMPANIES $ 2,706,436
Total Investments $ 2,706,436
Other Assets and Liabilities -  (0.07)% (1,791)
TOTAL NET ASSETS - 100.00% $ 2,704,645
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.10%
Fixed Income Funds 22.10%
International Equity Funds 8.15%
Specialty Funds 4.81%
Money Market Funds 0.91%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 533,242 $ 161,998 $ 81,180 $ 415,457
Bond Market Index Fund — 104,222 33 98,574
Core Fixed Income Fund 97,647 79,894 15,988 132,873
Diversified International Fund 137,985 109,717 9,358 180,883
Diversified Real Asset Fund 182,688 27,772 59,034 130,058
Edge MidCap Fund 116,853 30,767 105,592 —
Equity Income Fund 399,150 108,547 77,394 374,988
Finisterre Emerging Markets Total Return Bond Fund 33,369 13,198 17,805 20,977
Global Real Estate Securities Fund 126,093 9,553 118,409 12,119
Government & High Quality Bond Fund 22,858 58,339 45,783 27,520
High Yield Fund 17,295 20,917 3,150 30,903
Inflation Protection Fund — 21,254 260 20,114
International Small Company Fund 67,547 22,646 25,492 36,910
LargeCap Growth Fund I 211,310 35,974 93,658 70,100
LargeCap Value Fund III 226,720 32,009 114,664 116,273
MidCap Fund — 202,220 4,083 171,041
Origin Emerging Markets Fund 307,650 22,657 133,767 123,270
Overseas Fund 50,626 19,687 9,103 47,908
Principal Capital Appreciation Fund — 372,042 18,423 305,429
Principal Government Money Market Fund - Institutional Class 2.82% 12,421 242,200 229,928 24,693
Principal Investment Grade Corporate Active ETF 15,598 2,302 14,849 —
Principal U.S. Mega-Cap ETF 516,970 — 246,011 223,366
Principal U.S. Small-Cap Multi-Factor ETF 410,532 — 325,296 57,290
Short-Term Income Fund 18,563 28,539 13,303 30,935
Spectrum Preferred and Capital Securities Income Fund 41,266 26,518 2,668 54,755
$ 3,546,383 $ 1,752,972 $ 1,765,231 $ 2,706,436
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,039 $ 6,270 $ 28,614 $ (204,873)
Bond Market Index Fund — (2) — (5,613)
Core Fixed Income Fund 3,710 (1,484) — (27,196)
Diversified International Fund 5,161 (527) 11,836 (56,934)
Diversified Real Asset Fund 8,843 1,157 1,992 (22,525)
Edge MidCap Fund 4,118 11,577 25,557 (53,605)
Equity Income Fund 8,573 32,285 12,409 (87,600)
Finisterre Emerging Markets Total Return Bond Fund 2,059 (2,41 8) — (5,367)
Global Real Estate Securities Fund 1,389 25,64 2 224 (30,76 0)
Government & High Quality Bond Fund 837 (4,233) — (3,661)
High Yield Fund 1,370 (273) — (3,886)
Inflation Protection Fund — (11) — (869)
International Small Company Fund 951 (6,837) 4,711 (20,954)
LargeCap Growth Fund I 1,728 (27,037) 19,694 (56,489)
LargeCap Value Fund III 6,316 (5,782) 13,351 (22,010)
MidCap Fund 27 (1,215) 694 (25,881)
Origin Emerging Markets Fund 5,975 (17,584) 5,528 (55,686)
Overseas Fund 3,654 (1,248) — (12,054)
Principal Capital Appreciation Fund 1,497 (4,898) 3,882 (43,292)
Principal Government Money Market Fund - Institutional Class 2.82% 333 — — —
Principal Investment Grade Corporate Active ETF 464 (2,849) 20 (202)
Principal U.S. Mega-Cap ETF 5,667 90,072 — (137,665)
Principal U.S. Small-Cap Multi-Factor ETF 3,503 68,553 — (96,499)
Short-Term Income Fund 559 (503) 176 (2,361)
Spectrum Preferred and Capital Securities Income Fund 2,578 (291) — (10,070)
$ 73,351 $ 158,36 4 $ 128,688 $ (986 ,052 )
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 0.93%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
22,788,299 $ 22,788
Principal Exchange-Traded Funds - 4.66%
Principal Active High Yield ETF
(a)
2,873,084 51,184
Principal U.S. Mega-Cap ETF
(a)
1,740,095 62,817
$ 114,001
Principal Funds, Inc. Class R-6 - 43.75%
Blue Chip Fund
(a)
3,385,281 96,311
Core Fixed Income Fund
(a)
77,742,977 638,270
Diversified International Fund
(a)
4,830,260 51,829
Global Real Estate Securities Fund
(a)
1,802,982 15,109
High Yield Fund
(a)
5,509,410 34,379
Origin Emerging Markets Fund
(a)
2,017,643 16,968
Small- MidCap Dividend Income Fund
(a)
2,041,634 32,564
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,450,925 184,049
$ 1,069,479
Principal Funds, Inc. Institutional Class - 50.70%
Bond Market Index Fund
(a)
60,984,540 504,952
Equity Income Fund
(a)
4,550,289 160,898
Finisterre Emerging Markets Total Return Bond
Fund
(a)
5,961,497 47,215
Government & High Quality Bond Fund
(a)
18,489,541 159,565
Inflation Protection Fund
(a)
15,161,263 122,655
Principal Capital Appreciation Fund
(a)
1,673,359 93,156
Short-Term Income Fund
(a)
13,263,124 151,067
$ 1,239,508
TOTAL INVESTMENT COMPANIES $ 2,445,776
Total Investments $ 2,445,776
Other Assets and Liabilities -  (0.04)% (1,056)
TOTAL NET ASSETS - 100.00% $ 2,444,720
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.57%
Domestic Equity Funds 18.23%
International Equity Funds 1.31%
Money Market Funds 0.93%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 178,767 $ 28,082 $ 51,052 $ 96,311
Bond Market Index Fund — 537,677 632 504,952
Core Fixed Income Fund 516,169 286,172 49,975 638,270
Diversified International Fund 82,225 33,434 30,823 51,829
Diversified Real Asset Fund 216,140 9,692 217,786 —
Edge MidCap Fund — 584 592 —
Equity Income Fund 88,542 104,806 16,025 160,898
Finisterre Emerging Markets Total Return Bond Fund 93,301 13,743 41,063 47,215
Global Real Estate Securities Fund 201,551 5,120 177,319 15,109
Government & High Quality Bond Fund 300,118 140,773 232,099 159,565
High Yield Fund 43,387 11,009 13,782 34,379
Inflation Protection Fund — 134,775 2,813 122,655
LargeCap Value Fund III 53,566 6,133 53,936 —
Origin Emerging Markets Fund 40,497 5,195 19,220 16,968
Principal Active High Yield ETF 186,834 — 112,495 51,184
Principal Capital Appreciation Fund — 141,815 27,654 93,156
Principal Government Money Market Fund - Institutional Class 2.82% 17,114 401,510 395,836 22,788
Principal Investment Grade Corporate Active ETF 301,623 — 249,683 —
Principal U.S. Mega-Cap ETF 135,378 — 59,453 62,817
Principal U.S. Small-Cap Multi-Factor ETF 89,256 — 90,010 —
Short-Term Income Fund 240,864 10,276 84,364 151,067
Small- MidCap Dividend Income Fund 29,119 72,479 55,858 32,564
Spectrum Preferred and Capital Securities Income Fund 262,755 34,892 67,183 184,049
$ 3,077,206 $ 1,978,167 $ 2,049,653 $ 2,445,776
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,367 $ (2,876) $ 9,686 $ (56,610)
Bond Market Index Fund — (51) — (32,042)
Core Fixed Income Fund 14,570 (6,480) — (107,616)
Diversified International Fund 3,166 (6,784) 7,271 (26,223)
Diversified Real Asset Fund 6,438 4,998 2,386 (13,044)
Edge MidCap Fund — 8 — —
Equity Income Fund 2,297 284 2,788 (16,709)
Finisterre Emerging Markets Total Return Bond Fund 4,984 (6,622) — (12,144)
Global Real Estate Securities Fund 2,788 22,589 448 (36,832)
Government & High Quality Bond Fund 5,172 (31,471) — (17,756)
High Yield Fund 2,198 (527) — (5,708)
Inflation Protection Fund — (198) — (9,109)
LargeCap Value Fund III 1,490 (1,527) 3,149 (4,236)
Origin Emerging Markets Fund 735 (2,638) 708 (6,866)
Principal Active High Yield ETF 8,706 (2,690) — (20,465)
Principal Capital Appreciation Fund 1,195 (6,960) 3,091 (14,045)
Principal Government Money Market Fund - Institutional Class 2.82% 277 — — —
Principal Investment Grade Corporate Active ETF 8,404 (57,553) 386 5,613
Principal U.S. Mega-Cap ETF 1,633 20,715 — (33,823)
Principal U.S. Small-Cap Multi-Factor ETF 197 29,312 — (28,558)
Short-Term Income Fund 3,111 (2,823) 1,192 (12,886)
Small- MidCap Dividend Income Fund 1,136 (9,462) — (3,714)
Spectrum Preferred and Capital Securities Income Fund 12,116 (8,279) — (38,136)
$ 81,980 $ (69,035) $ 31,105 $ (490, 909 )
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.67%
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b)
11,977,737 $ 11,978
Principal Exchange-Traded Funds - 12.18%
Principal U.S. Mega-Cap ETF
(a)
4,612,800 166,522
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,232,500 50,014
$ 216,536
Principal Funds, Inc. Class R-6 - 45.79%
Blue Chip Fund
(a)
10,773,295 306,500
Diversified International Fund
(a)
11,945,539 128,176
Diversified Real Asset Fund
(a)
4,055,922 47,373
International Small Company Fund
(a)
4,967,222 41,923
LargeCap Growth Fund I
(a)
3,764,142 56,726
MidCap Fund
(a)
3,896,239 124,290
Origin Emerging Markets Fund
(a)
13,009,545 109,410
$ 814,398
Principal Funds, Inc. Institutional Class - 41.41%
Bond Market Index Fund
(a)
6,250,620 51,755
Equity Income Fund
(a)
7,831,719 276,930
LargeCap Value Fund III
(a)
5,119,965 94,002
Overseas Fund
(a)
8,074,611 71,864
Principal Capital Appreciation Fund
(a)
4,344,847 241,878
$ 736,429
TOTAL INVESTMENT COMPANIES $ 1,779,341
Total Investments $ 1,779,341
Other Assets and Liabilities -  (0.05)% (977)
TOTAL NET ASSETS - 100.00% $ 1,778,364
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 74.05%
International Equity Funds 12.55%
Fixed Income Funds 10.12%
Specialty Funds 2.66%
Money Market Funds 0.67%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 363,109 $ 116,010 $ 30,270 $ 306,500
Bond Market Index Fund — 56,137 562 51,755
Diversified International Fund 134,685 55,413 6,780 128,176
Diversified Real Asset Fund 122,870 9,369 75,569 47,373
Edge MidCap Fund 77,449 20,526 70,188 —
Equity Income Fund 267,420 90,563 40,888 276,930
Global Real Estate Securities Fund 19,884 431 20,001 —
International Small Company Fund 53,635 14,187 3,825 41,923
LargeCap Growth Fund I 300,452 31,719 176,168 56,726
LargeCap Value Fund III 167,939 42,385 94,167 94,002
MidCap Fund — 149,443 10,234 124,290
Origin Emerging Markets Fund 141,792 73,199 64,057 109,410
Overseas Fund 87,862 17,115 12,352 71,864
Principal Capital Appreciation Fund — 290,800 12,469 241,878
Principal Government Money Market Fund - Institutional Class 2.82% 7,802 209,536 205,360 11,978
Principal U.S. Mega-Cap ETF 284,793 — 85,423 166,522
Principal U.S. Small-Cap Multi-Factor ETF 299,836 — 224,053 50,014
$ 2,329,528 $ 1,176,833 $ 1,132,366 $ 1,779,341
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,755 $ (1,464) $ 19,518 $ (140,885)
Bond Market Index Fund — (41) — (3,779)
Diversified International Fund 5,054 36 11,587 (55,178)
Diversified Real Asset Fund 4,408 1,882 1,273 (11,179)
Edge MidCap Fund 2,733 1,286 16,965 (29,073)
Equity Income Fund 6,007 5,065 8,316 (45,230)
Global Real Estate Securities Fund 372 6,955 59 (7,269)
International Small Company Fund 761 (708) 3,759 (21,366)
LargeCap Growth Fund I 2,414 (18,747) 27,503 (80,530)
LargeCap Value Fund III 4,950 (2,302) 10,461 (19,853)
MidCap Fund 18 (1,018) 458 (13,901)
Origin Emerging Markets Fund 2,778 (1,048) 2,565 (40,476)
Overseas Fund 6,340 (1,972) — (18,789)
Principal Capital Appreciation Fund 1,154 (3,533) 2,988 (32,920)
Principal Government Money Market Fund - Institutional Class 2.82% 227 — — —
Principal U.S. Mega-Cap ETF 3,614 21,543 — (54,391)
Principal U.S. Small-Cap Multi-Factor ETF 2,526 44,655 — (70,424)
$ 46,111 $ 50,589 $ 105,452 $ (645,243)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1 .78 % Shares Held Value (000's)
Money Market Funds - 1 .78%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
2,751,400 $ 2,751
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
54,000,693 54,001
$ 56,752
TOTAL INVESTMENT COMPANIES $ 56,752
BONDS - 86 .85%
Principal
Amount (000's) Value (000's)
Agriculture - 0 .12%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 3,760
Airlines - 0 .64%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
9,465 8,850
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,168 3,136
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
8,673 8,451
$ 20,437
Automobile Asset Backed Securities - 5 .24%
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
3,891 3,834
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
4,559 4,471
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 14,413
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 11,378
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 9,653
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
10,250 8,998
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 15,940
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
27,000 24,809
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 9,955
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 5,252 5,229
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 6,700 6,654
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,210
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,483
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(d)
2,504 2,490
0.64%, 03/16/2026
(d)
10,500 10,269
Westlake Automobile Receivables Trust 2022-2
3.92%, 08/15/2025
(d)
12,000 11,954
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 5,490 5,410
$ 167,150
Banks - 15 .70%
Bank of America Corp
0.98%, 09/25/2025
(e)
19,500 17,724
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
19,600 17,010
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 17,128
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(e)
10,347 10,310
3 Month USD LIBOR + 0.79%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
4.20%, 08/26/2024 $ 24,500 $ 23,958
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 12,626
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,514
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,047
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 6,902
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 9,687
Citigroup Inc
0.78%, 10/30/2024
(e)
9,600 9,076
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
19,600 16,664
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 10,750 10,490
4.04%, 06/01/2024
(e)
4,750 4,701
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
5,000 4,440
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
17,900 17,380
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,444
0.96%, 11/08/2023 11,000 10,462
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,470
First Republic Bank/CA
1.91%, 02/12/2024
(e),(f)
11,000 10,861
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 12,000 11,481
2.64%, 02/24/2028
(e)
8,600 7,433
Secured Overnight Financing Rate + 1.11%
3.60%, 11/17/2023 19,250 19,156
Secured Overnight Financing Rate + 0.54%
3.84%, 12/09/2026 14,700 14,111
Secured Overnight Financing Rate + 0.79%
4.48%, 08/23/2028
(e)
10,500 9,751
Secured Overnight Financing Rate + 1.73%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 8,499
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
9,800 8,334
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 16,884
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
14,700 14,352
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,113
Morgan Stanley
0.53%, 01/25/2024
(e)
13,500 13,298
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(e)
10,750 9,199
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,186
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 10,200 10,148

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.27%, 03/22/2025
(e)
$ 9,750 $ 9,401
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,125
1.60%, 09/29/2026
(d)
9,250 7,781
Royal Bank of Canada
0.88%, 01/20/2026 14,700 12,693
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 8,896
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 12,683
Truist Financial Corp
1.27%, 03/02/2027
(e)
3,626 3,132
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
7,000 6,737
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.49%, 08/05/2025
(d),(e)
15,000 14,490
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,001
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
14,600 13,285
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 9,314
Secured Overnight Financing Rate + 1.09%
$ 501,377
Beverages - 0 .43%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 13,849
Biotechnology - 1 .09%
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 34,650
Building Materials - 0 .41%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,243
Chemicals - 0 .37%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,602
Westlake Corp
3.60%, 08/15/2026 7,900 7,274
$ 11,876
Commercial Mortgage Backed Securities - 9 .03%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
7,000 6,299
BX 2021-LBA3 Mortgage Trust
4.10%, 10/15/2036
(d)
14,750 13,977
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
4.14%, 10/15/2036
(d)
8,940 8,456
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
4.26%, 11/15/2038
(d)
11,000 10,482
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
4.08%, 06/15/2038
(d)
12,108 11,487
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
4.06%, 05/15/2038
(d)
8,200 7,780
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
4.11%, 09/15/2036
(d)
20,000 18,998
1.00 x 1 Month USD LIBOR + 0.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-XL2
4.10%, 10/15/2038
(d)
$ 18,534 $ 17,531
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
4.05%, 10/15/2026
(d)
12,000 11,310
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
3.92%, 10/15/2023
(d)
20,000 18,858
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
4.31%, 11/15/2037
(d)
28,900 28,016
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
4.11%, 11/15/2038
(d)
15,000 14,206
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.06%, 02/16/2055
(g),(h)
29,374 46
0.20%, 10/16/2054
(g),(h)
20,466 256
0.30%, 02/16/2048
(g),(h)
9,324 72
0.30%, 01/16/2054
(g),(h)
6,862 49
0.32%, 01/16/2055
(g),(h)
45,677 301
0.33%, 09/16/2055
(g),(h)
7,940 77
0.78%, 06/16/2045
(g),(h)
16,633 262
0.87%, 08/16/2042
(g),(h)
2,073 13
1.29%, 10/16/2051
(g),(h)
1,214 37
Life 2021-BMR Mortgage Trust
4.11%, 03/15/2038
(d)
8,159 7,798
1.00 x 1 Month USD LIBOR + 0.70%
Life 2022-BMR Mortgage Trust
4.67%, 05/15/2039
(d)
18,400 17,711
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
4.21%, 04/15/2038
(d)
29,200 27,975
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
4.26%, 05/15/2038
(d)
14,600 13,960
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
4.11%, 07/15/2038
(d)
8,800 8,343
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
4.19%, 01/15/2027
(d)
14,332 13,545
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
3.90%, 10/15/2036
(d)
11,651 10,981
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
4.14%, 11/15/2038
(d)
9,800 9,301
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
4.11%, 06/15/2026
(d)
10,725 10,179
1.00 x 1 Month USD LIBOR + 0.70%
$ 288,306
Computers - 1 .39%
Apple Inc
1.13%, 05/11/2025 29,800 27,249
Dell International LLC / EMC Corp
5.45%, 06/15/2023 2,614 2,610
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 14,583
$ 44,442
Consumer Products - 0 .24%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 7,767

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .63%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 $ 13,700 $ 12,435
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,743
$ 20,178
Electric - 8 .04%
AES Corp/The
1.38%, 01/15/2026 14,600 12,609
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 3,884
3.75%, 06/15/2023
(d)
19,500 19,325
American Electric Power Co Inc
2.03%, 03/15/2024 11,700 11,169
3.26%, 11/01/2023 14,700 14,599
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 9,500 8,770
4.25%, 11/30/2023 27,000 26,748
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,351
3.82%, 09/15/2023 14,500 14,455
3 Month USD LIBOR + 0.53%
DTE Energy Co
1.05%, 06/01/2025 4,400 3,928
2.25%, 11/01/2022 9,750 9,750
2.53%, 10/01/2024
(g)
10,000 9,470
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,600
Emera US Finance LP
0.83%, 06/15/2024 8,500 7,836
Entergy Louisiana LLC
0.62%, 11/17/2023 4,443 4,229
0.95%, 10/01/2024 5,500 5,072
Evergy Inc
2.45%, 09/15/2024 9,300 8,765
Florida Power & Light Co
3.26%, 05/10/2023 4,600 4,584
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 13,154
NextEra Energy Capital Holdings Inc
3.25%, 02/22/2023
(f)
9,800 9,782
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 12,810
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,195
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,203
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 17,434
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,011
$ 256,733
Entertainment - 0 .21%
Warnermedia Holdings Inc
4.84%, 03/15/2024
(d)
6,875 6,856
Secured Overnight Financing Rate + 1.78%
Food - 1 .20%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
29,000 27,462
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
11,000 10,752
$ 38,214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0 .28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
$ 10,000 $ 9,037
Gas - 0 .40%
NiSource Inc
0.95%, 08/15/2025 14,600 12,928
Healthcare - Services - 1 .59%
Centene Corp
4.25%, 12/15/2027 13,000 11,992
HCA Inc
5.25%, 06/15/2026 25,800 25,004
Humana Inc
0.65%, 08/03/2023 14,250 13,765
$ 50,761
Home Builders - 0 .29%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,238
Home Furnishings - 0 .15%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
5,000 4,761
Insurance - 2 .34%
Athene Global Funding
0.91%, 08/19/2024
(d)
1,000 909
1.72%, 01/07/2025
(d)
11,000 10,081
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
6,250 6,175
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 7,527
1.10%, 06/23/2025
(d)
17,525 15,683
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
13,000 12,481
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,128
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 12,587
$ 74,571
Internet - 0 .37%
eBay Inc
1.40%, 05/10/2026 13,530 11,774
Media - 0 .78%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 9,700 9,417
Paramount Global
4.75%, 05/15/2025 6,596 6,441
Sky Ltd
3.13%, 11/26/2022
(d)
8,900 8,890
$ 24,748
Mining - 0 .43%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,451
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,226
$ 13,677
Mortgage Backed Securities - 3 .04%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 6
CHL Mortgage Pass-Through Trust 2003-46
3.87%, 01/19/2034
(g)
127 117
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(g)
316 310

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
$ 3,893 $ 3,339
JP Morgan Mortgage Trust 2004-A3
2.97%, 07/25/2034
(g)
181 161
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 73
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
13,299 11,514
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,949 1,894
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
5,297 4,559
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
12,259 10,403
PHH Mortgage Trust Series 2008-CIM1
5.38%, 06/25/2038 484 436
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
11,592 9,837
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
7,947 7,073
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
20,006 17,140
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
21,263 18,044
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
760 741
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
833 791
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
5,195 4,221
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
5,202 4,489
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
2,063 1,764
$ 96,914
Office & Business Equipment - 0 .30%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 9,460
Oil & Gas - 0 .91%
Chevron USA Inc
0.69%, 08/12/2025 14,600 13,062
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,376
Phillips 66
3.85%, 04/09/2025 6,850 6,628
$ 29,066
Oil & Gas Services - 0 .24%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(d)
7,800 7,629
Other Asset Backed Securities - 12 .73%
AMMC CLO 15 Ltd
5.20%, 01/15/2032
(d)
21,000 20,487
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
5.41%, 10/22/2032
(d)
14,250 13,801
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
957 954
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
$ 4,031 $ 3,942
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
10,832 10,449
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,562 26,200
Dewolf Park CLO Ltd
5.00%, 10/15/2030
(d)
37,000 36,212
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
5.23%, 01/15/2030
(d)
12,557 12,275
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(d)
1,236 1,233
KKR CLO 18 Ltd
5.13%, 07/18/2030
(d)
21,692 21,223
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
5.62%, 10/20/2030
(d)
12,634 12,386
1.00 x 3 Month USD LIBOR + 1.38%
5.79%, 10/20/2030
(d)
13,600 13,125
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
5.56%, 10/17/2031
(d)
29,500 28,612
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
5.22%, 10/21/2030
(d)
21,000 20,530
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
3.91%, 11/15/2029
(d)
9,172 9,000
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
5.40%, 04/15/2032
(d)
19,500 19,032
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
2,385 2,350
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(d)
516 515
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
4,402 3,949
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
2,830 2,732
Oaktree CLO 2019-4 Ltd
5.36%, 10/20/2032
(d)
30,000 28,869
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
4.91%, 04/15/2030
(d)
10,112 9,910
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
5.49%, 10/20/2031
(d)
11,000 10,714
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
9,750 9,099
0.97%, 02/15/2026
(d)
17,650 16,594
2.47%, 02/15/2027
(d)
11,750 10,857
Shackleton 2017-X CLO Ltd
5.13%, 04/20/2029
(d)
10,180 9,964
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
5.14%, 12/28/2029
(d)
7,787 7,623
1.00 x 3 Month USD LIBOR + 0.90%

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
TCI-Flatiron CLO 2016-1 Ltd
4.96%, 01/17/2032
(d)
$ 10,000 $ 9,799
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 21,867
Voya 2012-4 Ltd
5.08%, 10/15/2030
(d)
9,750 9,540
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
2,544 2,460
$ 406,303
Packaging & Containers - 0 .54%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
9,700 8,999
1.51%, 04/15/2026
(d)
9,800 8,341
$ 17,340
Pharmaceuticals - 2 .33%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,461
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
5,800 5,687
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,055
Cigna Corp
0.61%, 03/15/2024 7,850 7,387
1.25%, 03/15/2026 14,700 12,831
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 23,546
Novartis Capital Corp
1.75%, 02/14/2025 4,700 4,397
$ 74,364
Pipelines - 1 .69%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,167
Kinder Morgan Inc
5.36%, 01/15/2023 14,500 14,505
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 13,529
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
11,634 10,471
TransCanada PipeLines Ltd
5.12%, 05/15/2067 5,850 4,387
3 Month USD LIBOR + 2.21%
$ 54,059
REITs - 2 .98%
American Tower Trust #1
3.07%, 03/15/2048
(d)
24,100 23,885
3.65%, 03/15/2048
(d)
6,300 5,666
Crown Castle Inc
1.35%, 07/15/2025 8,750 7,816
CubeSmart LP
4.00%, 11/15/2025 3,275 3,105
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 6,985
4.95%, 04/01/2024 4,750 4,665
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 16,188
1.88%, 07/15/2050
(d)
6,463 5,656
2.33%, 07/15/2052
(d)
2,800 2,322
2.84%, 01/15/2050
(d)
10,325 9,588
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,118
$ 94,994
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .46%
Microchip Technology Inc
4.33%, 06/01/2023 $ 9,800 $ 9,737
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 4,905
$ 14,642
Software - 0 .29%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,245
Student Loan Asset Backed Securities - 6 .83%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,823 2,621
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
3,932 3,749
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
6,722 5,971
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,841 2,464
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
12,490 9,834
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,448 2,885
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
9,171 7,616
Keycorp Student Loan Trust 2000-b
4.67%, 07/25/2029 550 548
1.00 x 3 Month USD LIBOR + 0.31%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
530 515
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
1,428 1,374
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
4,685 4,306
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
6,034 5,429
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
3,932 3,458
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
4,234 3,696
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
6,532 5,887
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
5,251 4,435
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
11,130 9,334
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
10,254 8,746
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
14,336 11,626
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
5,985 4,852
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
5,308 4,529
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
26,338 22,913
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
9,202 8,034
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
12,574 11,092

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2004-A
3.69%, 06/15/2033 $ 572 $ 557
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
3.62%, 03/15/2024 1,956 1,949
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
3.58%, 06/15/2039 14,524 13,606
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
3.49%, 12/15/2039 8,497 8,034
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
9,305 7,735
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
16,300 14,435
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
16,298 14,437
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
11,840 11,262
$ 217,929
Telecommunications - 2 .23%
AT&T Inc
1.70%, 03/25/2026 9,400 8,290
3.80%, 02/15/2023 8,525 8,525
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 4,036
4.24%, 07/15/2048
(d)
1,650 1,500
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
25,660 25,298
5.15%, 03/20/2028
(d)
9,500 9,244
Verizon Communications Inc
3.86%, 03/20/2026
(f)
14,700 14,341
Secured Overnight Financing Rate + 0.79%
$ 71,234
Transportation - 0 .62%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,152
Ryder System Inc
1.75%, 09/01/2026 11,000 9,655
$ 19,807
Trucking & Leasing - 0 .29%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 9,407
TOTAL BONDS $ 2,772,726
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10 .86%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
3.04%, 09/01/2035 $ 22 $ 23
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 1 1
$ 24
Federal National Mortgage Association (FNMA) - 0 .00%
2.02%, 12/01/2032 10 10
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 16 16
1.00 x 12 Month USD LIBOR + 1.75%
2.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.76%, 07/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.67%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.91%, 02/01/2037 $ 32 $ 31
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
3.31%, 02/01/2035 9 9
1.00 x 6 Month USD LIBOR + 2.06%
3.81%, 08/01/2034 12 12
1.00 x 12 Month USD LIBOR + 1.63%
3.83%, 07/01/2034 15 14
1.00 x 12 Month USD LIBOR + 1.58%
3.93%, 10/01/2035 37 37
1.00 x 12 Month USD LIBOR + 1.68%
5.00%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
$ 139
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 2
U.S. Treasury - 10 .86%
0.25%, 07/31/2025 82,800 73,938
0.38%, 04/15/2024 35,000 32,904
0.63%, 03/31/2027 105,500 90,050
0.88%, 06/30/2026 80,000 70,553
2.38%, 05/15/2027 80,700 74,310
2.50%, 05/31/2024 5,000 4,838
$ 346,593
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 346,758
Total Investments $ 3,176,236
Other Assets and Liabilities -  0.51% 16,267
TOTAL NET ASSETS - 100.00% $ 3,192,503
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,751 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,577,110 or 49.40% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,682 or 0.08% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.

Schedule of Investments
Short-Term Income Fund
October 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 24 .80%
Financial 21 .65%
Mortgage Securities 12 .07%
Government 10 .86%
Utilities 8 .44%
Consumer, Non-cyclical 7 .00%
Communications 3 .38%
Energy 2 .84%
Technology 2 .44%
Industrial 1 .86%
Money Market Funds 1 .78%
Consumer, Cyclical 1 .29%
Basic Materials 1 .08%
Other Assets and Liabilities
0 .51%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 106,527 $ 1,575,558 $ 1,628,084 $ 54,001
$ 106,527 $ 1,575,558 $ 1,628,084 $ 54,001
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 372 $ — $ — $ —
$ 372 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .25 % Shares Held Value (000's)
Money Market Funds - 2 .25%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
2,720,398 $ 2,720
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b),(c)
24,455,426 24,455
$ 27,175
TOTAL INVESTMENT COMPANIES $ 27,175
COMMON STOCKS - 98 .80 % Shares Held Value (000's)
Aerospace & Defense - 1 .05%
AAR Corp
(d)
285,500 $ 12,653
Agriculture - 2 .02%
Darling Ingredients Inc
(d)
271,200 21,284
Vital Farms Inc
(d)
234,200 3,101
$ 24,385
Airlines - 0 .20%
Sun Country Airlines Holdings Inc
(d)
146,500 2,385
Automobile Parts & Equipment - 0 .79%
Visteon Corp
(d)
72,800 9,498
Banks - 10 .50%
Ameris Bancorp 274,600 14,145
BancFirst Corp 62,000 5,941
Bancorp Inc/The
(d)
317,100 8,746
Enterprise Financial Services Corp 154,300 8,250
First Foundation Inc 186,000 2,969
First Interstate BancSystem Inc 243,700 11,115
First Merchants Corp 183,900 8,257
FNB Corp/PA 784,800 11,340
Independent Bank Corp 28,737 2,500
Independent Bank Corp/MI 135,400 3,132
Lakeland Bancorp Inc 164,000 3,059
Popular Inc 130,300 9,215
Sandy Spring Bancorp Inc 120,400 4,267
United Community Banks Inc/GA 450,450 17,342
Webster Financial Corp 303,670 16,477
$ 126,755
Biotechnology - 4 .18%
ADC Therapeutics SA
(d)
275,000 1,221
Allogene Therapeutics Inc
(d),(e)
178,600 1,840
Cellectis SA ADR
(d)
515,400 1,281
Denali Therapeutics Inc
(d)
187,900 5,389
Design Therapeutics Inc
(d),(e)
185,800 2,902
Horizon Therapeutics Plc
(d)
163,600 10,196
Immunocore Holdings PLC ADR
(d)
133,900 7,651
Insmed Inc
(d)
298,800 5,175
Iovance Biotherapeutics Inc
(d)
273,200 2,552
MacroGenics Inc
(d)
199,500 1,021
Olink Holding AB ADR
(d),(e)
248,800 4,560
Seagen Inc
(d)
53,000 6,739
$ 50,527
Building Materials - 1 .56%
Builders FirstSource Inc
(d)
110,900 6,838
Modine Manufacturing Co
(d)
305,445 5,473
Summit Materials Inc
(d)
249,700 6,580
$ 18,891
Chemicals - 0 .25%
Koppers Holdings Inc 122,200 3,050
Commercial Services - 3 .91%
ABM Industries Inc 280,400 12,481
AMN Healthcare Services Inc
(d)
86,700 10,881
Cross Country Healthcare Inc
(d)
161,249 5,981
First Advantage Corp
(d)
243,100 3,416
ICF International Inc 66,400 7,943
Medifast Inc 38,500 4,504
Paymentus Holdings Inc
(d),(e)
198,600 2,065
$ 47,271
Computers - 2 .90%
ExlService Holdings Inc
(d)
125,400 22,805
KnowBe4 Inc
(d)
495,165 12,171
$ 34,976
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .52%
Central Garden & Pet Co - A Shares
(d)
161,580 $ 6,324
Cosmetics & Personal Care - 0 .56%
Beauty Health Co/The
(d)
590,000 6,744
Distribution & Wholesale - 2 .39%
Core & Main Inc
(d)
310,504 7,322
Titan Machinery Inc
(d)
177,100 6,089
WESCO International Inc
(d)
112,500 15,499
$ 28,910
Diversified Financial Services - 4 .80%
Encore Capital Group Inc
(d)
214,800 10,938
Flywire Corp
(d)
237,900 5,222
Focus Financial Partners Inc
(d)
283,500 9,863
Janus Henderson Group PLC 158,200 3,602
Lazard Ltd 113,400 4,276
Moelis & Co 82,700 3,511
Piper Sandler Cos 60,409 7,731
Stifel Financial Corp 141,800 8,773
StoneX Group Inc
(d)
44,022 4,108
$ 58,024
Electric - 2 .05%
Brookfield Renewable Corp 320,200 9,936
Portland General Electric Co 330,400 14,848
$ 24,784
Electrical Components & Equipment - 0 .73%
EnerSys 132,400 8,777
Electronics - 3 .64%
Advanced Energy Industries Inc 145,200 11,420
Atkore Inc
(d)
117,200 11,169
Mirion Technologies Inc
(d),(e)
440,400 3,559
Mirion Technologies Inc - Warrants
(d)
179,475 269
TD SYNNEX Corp 92,000 8,419
Vishay Intertechnology Inc 438,400 9,167
$ 44,003
Energy - Alternate Sources - 0 .42%
Array Technologies Inc
(d)
278,700 5,044
Engineering & Construction - 2 .50%
Dycom Industries Inc
(d)
168,674 19,934
MYR Group Inc
(d)
92,400 8,086
Tutor Perini Corp
(d)
297,506 2,207
$ 30,227
Entertainment - 2 .45%
Caesars Entertainment Inc
(d)
189,100 8,269
Golden Entertainment Inc
(d)
293,800 12,404
Vail Resorts Inc 40,800 8,941
$ 29,614
Food - 1 .06%
Performance Food Group Co
(d)
246,518 12,829
Gas - 1 .23%
Southwest Gas Holdings Inc 202,490 14,796
Hand & Machine Tools - 1 .02%
Regal Rexnord Corp 97,648 12,356
Healthcare - Products - 2 .73%
Adaptive Biotechnologies Corp
(d)
284,600 2,214
Castle Biosciences Inc
(d)
321,500 8,205
Natera Inc
(d)
196,200 9,214
Nevro Corp
(d)
136,500 5,233
STAAR Surgical Co
(d)
115,100 8,157
$ 33,023
Healthcare - Services - 4 .53%
Addus HomeCare Corp
(d)
120,600 12,352
Amedisys Inc
(d)
115,700 11,291
Aveanna Healthcare Holdings Inc
(d)
596,400 829
LifeStance Health Group Inc
(d)
870,300 6,571
Signify Health Inc
(d)
423,900 12,390
Syneos Health Inc
(d)
199,200 10,036
Teladoc Health Inc
(d)
42,600 1,263
$ 54,732

Schedule of Investments
SmallCap Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 $ 3
Home Builders - 1 .08%
Taylor Morrison Home Corp
(d)
495,400 13,049
Insurance - 2 .30%
CNO Financial Group Inc 277,100 6,113
Hanover Insurance Group Inc/The 92,593 13,564
Primerica Inc 30,900 4,471
Reinsurance Group of America Inc 24,400 3,591
$ 27,739
Internet - 0 .20%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
392,900 2,460
Iron & Steel - 1 .05%
Commercial Metals Co 278,200 12,658
Leisure Products & Services - 0 .83%
Life Time Group Holdings Inc
(d)
746,600 7,832
Lindblad Expeditions Holdings Inc
(d)
264,700 2,221
$ 10,053
Lodging - 0 .25%
Sonder Holdings Inc
(d)
1,404,346 3,076
Machinery - Diversified - 1 .92%
Chart Industries Inc
(d)
77,400 17,251
Zurn Elkay Water Solutions Corp 250,400 5,882
$ 23,133
Media - 1 .10%
World Wrestling Entertainment Inc 169,000 13,332
Mining - 0 .54%
Alcoa Corp 80,890 3,157
Piedmont Lithium Inc
(d)
53,900 3,354
$ 6,511
Miscellaneous Manufacturers - 0 .73%
Hillenbrand Inc 198,800 8,783
Oil & Gas - 3 .60%
California Resources Corp 346,200 15,617
PDC Energy Inc 234,400 16,910
Pioneer Natural Resources Co 42,510 10,900
$ 43,427
Oil & Gas Services - 2 .28%
ChampionX Corp 617,200 17,664
NexTier Oilfield Solutions Inc
(d)
977,900 9,857
$ 27,521
Packaging & Containers - 0 .64%
Graphic Packaging Holding Co 338,300 7,767
Pharmaceuticals - 1 .31%
Collegium Pharmaceutical Inc
(d)
338,500 6,073
Dexcom Inc
(d)
58,000 7,005
PMV Pharmaceuticals Inc
(d)
220,800 2,718
$ 15,796
REITs - 6 .29%
Agree Realty Corp 246,100 16,907
Cousins Properties Inc 401,201 9,533
First Industrial Realty Trust Inc 316,440 15,072
Ladder Capital Corp 552,100 5,891
Pebblebrook Hotel Trust 893,836 14,337
Rexford Industrial Realty Inc 256,300 14,168
$ 75,908
Retail - 5 .98%
BJ's Wholesale Club Holdings Inc
(d)
221,851 17,171
Bloomin' Brands Inc 362,600 8,706
Caleres Inc 550,800 15,053
Petco Health & Wellness Co Inc
(d)
352,973 3,717
Portillo's Inc
(d),(e)
283,000 6,068
Rush Enterprises Inc - Class A 207,100 10,332
Sally Beauty Holdings Inc
(d)
473,200 6,014
World Fuel Services Corp 202,700 5,167
$ 72,228
Savings & Loans - 0 .55%
Provident Financial Services Inc 294,000 6,591
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2 .33%
Allegro MicroSystems Inc
(d)
482,800 $ 12,268
Entegris Inc 109,640 8,699
MKS Instruments Inc 27,997 2,300
SiTime Corp
(d)
54,200 4,867
$ 28,134
Software - 6 .16%
Aspen Technology Inc
(d)
25,116 6,064
Bentley Systems Inc 72,200 2,547
Concentrix Corp 93,000 11,367
DigitalOcean Holdings Inc
(d)
187,100 6,721
DoubleVerify Holdings Inc
(d)
196,947 5,757
Doximity Inc
(d)
123,500 3,269
Jamf Holding Corp
(d)
187,900 4,448
Manhattan Associates Inc
(d)
109,000 13,262
Privia Health Group Inc
(d)
324,000 10,848
Sophia Genetics SA
(d)
198,400 436
Sprout Social Inc
(d)
159,400 9,617
$ 74,336
Telecommunications - 0 .40%
Credo Technology Group Holding Ltd
(d),(e)
349,995 4,809
Transportation - 1 .27%
Atlas Air Worldwide Holdings Inc
(d)
76,700 7,758
Hub Group Inc
(d)
97,400 7,558
$ 15,316
TOTAL COMMON STOCKS $ 1,193,208
Total Investments $ 1,220,383
Other Assets and Liabilities -  (1.05)% (12,682)
TOTAL NET ASSETS - 100.00% $ 1,207,701
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,390 or 1.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,938 or 0.99% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .44%
Consumer, Non-cyclical 20 .82%
Industrial 15 .06%
Consumer, Cyclical 13 .97%
Technology 11 .39%
Energy 6 .30%
Utilities 3 .28%
Money Market Funds 2 .25%
Basic Materials 1 .84%
Communications 1 .70%
Diversified 0 .00%
Other Assets and Liabilities
( 1 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
October 31, 2022
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 72,953 $ 678,514 $ 727,012 $ 24,455
$ 72,953 $ 678,514 $ 727,012 $ 24,455
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 136 $ — $ — $ —
$ 136 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 7 .61 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .99%
iShares Russell 2000 Growth ETF 17,000 $ 3,846
SPDR S&P Biotech ETF
(a)
222,872 18,309
$ 22,155
Money Market Funds - 6 .62%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(b),(c)
8,124,777 8,125
Principal Government Money Market Fund -
Institutional Class 2.82%
(b),(c),(d)
140,976,764 140,977
$ 149,102
TOTAL INVESTMENT COMPANIES $ 171,257
COMMON STOCKS - 93 .13 % Shares Held Value (000's)
Advertising - 0 .00%
AdTheorent Holding Co Inc
(e)
4,891 $ 10
Boston Omaha Corp
(e)
171 5
Entravision Communications Corp 5,804 27
Quotient Technology Inc
(e)
1,403 4
Stagwell Inc
(e)
977 7
$ 53
Aerospace & Defense - 1 .13%
Aerojet Rocketdyne Holdings Inc
(e)
8,034 389
AeroVironment Inc
(e)
3,319 304
AEye Inc
(e)
3,555 3
Curtiss-Wright Corp 61,060 10,248
Hexcel Corp 156,410 8,712
Joby Aviation Inc
(a),(e)
30,725 148
Kratos Defense & Security Solutions Inc
(e)
496,329 5,499
Momentus Inc
(e)
2,660 4
Moog Inc 644 55
Redwire Corp
(e)
425 1
Rocket Lab USA Inc
(e)
29,021 148
$ 25,511
Agriculture - 0 .16%
22nd Century Group Inc
(e)
21,783 29
Benson Hill Inc
(e)
11,244 38
Local Bounti Corp
(a),(e)
5,780 17
Turning Point Brands Inc 2,023 48
Vector Group Ltd 2,767 29
Vital Farms Inc
(e)
262,146 3,471
$ 3,632
Airlines - 0 .16%
Allegiant Travel Co
(e)
914 69
Frontier Group Holdings Inc
(a),(e)
5,021 66
Sun Country Airlines Holdings Inc
(e)
211,500 3,443
$ 3,578
Apparel - 0 .07%
Crocs Inc
(e)
8,166 578
Ermenegildo Zegna NV 1,439 16
Kontoor Brands Inc 7,477 267
Oxford Industries Inc 1,408 143
Rocky Brands Inc 57 1
Steven Madden Ltd 10,507 314
Torrid Holdings Inc
(e)
1,172 6
Wolverine World Wide Inc 10,418 178
$ 1,503
Automobile Manufacturers - 0 .03%
Blue Bird Corp
(e)
2,351 22
Canoo Inc
(e)
19,028 26
Fisker Inc
(a),(e)
21,878 178
Hyzon Motors Inc
(a),(e)
11,816 23
Lightning eMotors Inc
(e)
5,269 8
Mullen Automotive Inc
(e)
44,471 21
Nikola Corp
(a),(e)
40,448 153
Proterra Inc
(e)
13,629 85
Wabash National Corp 5,688 123
Workhorse Group Inc
(a),(e)
19,080 52
Xos Inc
(e)
7,493 8
$ 699
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .78%
Aeva Technologies Inc
(e)
969 $ 2
American Axle & Manufacturing Holdings Inc
(e)
822 8
Cepton Inc
(e)
5,204 11
Dorman Products Inc
(e)
3,547 290
Douglas Dynamics Inc 3,027 103
Fox Factory Holding Corp
(e)
118,133 10,378
Gentherm Inc
(e)
4,459 260
Holley Inc
(e)
6,920 28
indie Semiconductor Inc
(e)
13,730 107
Luminar Technologies Inc
(a),(e)
33,181 268
Microvast Holdings Inc
(e)
13,416 33
Miller Industries Inc/TN 88 2
Shyft Group Inc/The 4,647 107
Solid Power Inc
(e)
6,965 39
Tenneco Inc
(e)
11,108 219
Titan International Inc
(e)
6,887 103
Visteon Corp
(e)
37,304 4,867
XPEL Inc
(e)
9,698 671
$ 17,496
Banks - 2 .02%
BancFirst Corp 1,593 153
Bancorp Inc/The
(e)
4,372 121
Bank of NT Butterfield & Son Ltd/The 402 14
BayCom Corp 130 3
Bridgewater Bancshares Inc
(e)
586 11
Cadence Bank 1,441 40
Coastal Financial Corp/WA
(e)
1,404 66
Customers Bancorp Inc
(e)
157,061 5,291
Eastern Bankshares Inc 4,344 83
Esquire Financial Holdings Inc 795 36
Farmers & Merchants Bancorp Inc/Archbold OH 511 15
First BanCorp/Puerto Rico 1,848 29
First Financial Bankshares Inc 295,721 11,382
First Guaranty Bancshares Inc 88 2
Five Star Bancorp 596 17
FVCBankcorp Inc
(e)
96 2
Glacier Bancorp Inc 1,945 111
Lakeland Financial Corp 3,029 250
Live Oak Bancshares Inc 3,486 113
Metrocity Bankshares Inc 593 13
Metropolitan Bank Holding Corp
(e)
103 7
National Bank Holdings Corp 280 12
Nicolet Bankshares Inc
(e)
186 14
Pathward Financial Inc 1,067 45
Prosperity Bancshares Inc 320,088 22,909
ServisFirst Bancshares Inc 6,752 509
Silvergate Capital Corp
(e)
37,944 2,154
Stock Yards Bancorp Inc 3,249 254
Third Coast Bancshares Inc
(e)
114 2
Triumph Bancorp Inc
(e)
30,227 1,557
Veritex Holdings Inc 1,010 32
Walker & Dunlop Inc 2,872 258
West BanCorp Inc 402 9
Westamerica BanCorp 877 55
$ 45,569
Beverages - 0 .39%
BRC Inc
(a),(e)
3,508 25
Celsius Holdings Inc
(e)
70,758 6,445
Coca-Cola Consolidated Inc 633 308
Duckhorn Portfolio Inc/The
(e)
4,972 73
MGP Ingredients Inc 1,890 212
National Beverage Corp 3,179 151
Vintage Wine Estates Inc
(a),(e)
628 2
Vita Coco Co Inc/The
(e)
3,752 38
Zevia PBC
(a),(e)
332,379 1,559
$ 8,813

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 7 .49%
Aadi Bioscience Inc
(e)
1,949 $ 25
Abcam PLC ADR
(e)
547,814 8,524
ACADIA Pharmaceuticals Inc
(e)
366,470 5,874
ADC Therapeutics SA
(e)
184,613 820
ADMA Biologics Inc
(e)
11,130 31
Affimed NV
(e)
18,104 32
Agenus Inc
(e)
38,081 96
Akero Therapeutics Inc
(e)
260 11
Albireo Pharma Inc
(e)
2,317 48
Alpine Immune Sciences Inc
(e)
940 6
Amicus Therapeutics Inc
(e)
37,112 371
AN2 Therapeutics Inc
(e)
126 2
Anavex Life Sciences Corp
(e)
9,305 113
ANI Pharmaceuticals Inc
(e)
113,002 4,361
Apellis Pharmaceuticals Inc
(e)
12,619 763
Arbutus Biopharma Corp
(e)
7,804 18
Arcturus Therapeutics Holdings Inc
(e)
2,849 50
Arcutis Biotherapeutics Inc
(e)
5,498 97
Arrowhead Pharmaceuticals Inc
(e)
163,151 5,679
Atara Biotherapeutics Inc
(e)
1,123 5
Aura Biosciences Inc
(e)
2,466 31
Aurinia Pharmaceuticals Inc
(e)
18,053 147
Avid Bioservices Inc
(e)
8,220 139
Axsome Therapeutics Inc
(e)
4,002 181
Beam Therapeutics Inc
(e)
8,552 377
BioCryst Pharmaceuticals Inc
(e)
17,224 230
Biohaven Ltd
(e)
49,480 820
Blueprint Medicines Corp
(e)
273,122 14,159
Bridgebio Pharma Inc
(e)
8,743 91
Cassava Sciences Inc
(e)
5,133 187
Celldex Therapeutics Inc
(e)
1,308 46
Celularity Inc
(e)
9,064 21
Cerevel Therapeutics Holdings Inc
(e)
7,314 205
Certara Inc
(e)
92,546 1,132
Crinetics Pharmaceuticals Inc
(e)
985 18
CTI BioPharma Corp
(e)
2,627 13
Cytek Biosciences Inc
(e)
15,367 238
Cytokinetics Inc
(e)
131,809 5,755
Deciphera Pharmaceuticals Inc
(e)
1,734 28
Denali Therapeutics Inc
(e)
13,258 380
Dynavax Technologies Corp
(e)
15,926 182
Eiger BioPharmaceuticals Inc
(e)
5,031 26
Erasca Inc
(a),(e)
254,348 2,078
Esperion Therapeutics Inc
(e)
8,963 73
Evolus Inc
(e)
4,766 41
EyePoint Pharmaceuticals Inc
(e)
1,601 9
Fate Therapeutics Inc
(e)
86,457 1,809
FibroGen Inc
(e)
10,451 170
Geron Corp
(e)
33,457 74
Gossamer Bio Inc
(e)
175,650 1,950
GreenLight Biosciences Holdings PBC
(a),(e)
9,750 17
Halozyme Therapeutics Inc
(e)
18,262 873
HilleVax Inc
(e)
341 7
Humacyte Inc
(e)
2,375 8
IGM Biosciences Inc
(e)
1,097 22
Imago Biosciences Inc
(e)
229,375 3,899
ImmunityBio Inc
(a),(e)
8,494 47
ImmunoGen Inc
(e)
14,273 85
Inhibrx Inc
(e)
3,929 126
Innoviva Inc
(e)
8,516 115
Insmed Inc
(e)
280,211 4,853
Intellia Therapeutics Inc
(e)
98,916 5,221
Intercept Pharmaceuticals Inc
(e)
3,291 46
Intra-Cellular Therapies Inc
(e)
143,458 6,552
IVERIC bio Inc
(e)
515,153 12,322
Karuna Therapeutics Inc
(e)
101,601 22,285
Karyopharm Therapeutics Inc
(e)
10,253 49
Keros Therapeutics Inc
(e)
2,297 116
Kiniksa Pharmaceuticals Ltd
(e)
3,979 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Krystal Biotech Inc
(e)
958 $ 73
Legend Biotech Corp ADR
(e)
80,163 3,994
Lexicon Pharmaceuticals Inc
(e)
4,180 9
Ligand Pharmaceuticals Inc
(e)
251 22
Liquidia Corp
(e)
4,066 20
MeiraGTx Holdings plc
(e)
285 2
NeoGenomics Inc
(e)
1,310,365 9,965
NGM Biopharmaceuticals Inc
(e)
3,215 17
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
9,549 31
PepGen Inc
(e)
242 3
Phathom Pharmaceuticals Inc
(e)
3,099 33
Point Biopharma Global Inc
(e)
9,358 87
Praxis Precision Medicines Inc
(e)
442 1
Precigen Inc
(e)
11,382 18
Prothena Corp PLC
(e)
4,775 293
Provention Bio Inc
(e)
6,788 47
PTC Therapeutics Inc
(e)
7,147 270
Rallybio Corp
(a),(e)
1,678 16
RAPT Therapeutics Inc
(e)
2,422 53
Recursion Pharmaceuticals Inc
(e)
286,894 3,027
Relay Therapeutics Inc
(e)
143,895 3,198
Replimune Group Inc
(e)
327,492 6,013
REVOLUTION Medicines Inc
(e)
1,432 29
Rigel Pharmaceuticals Inc
(e)
23,223 17
Sangamo Therapeutics Inc
(e)
1,002 4
Sorrento Therapeutics Inc
(e)
7,674 12
SpringWorks Therapeutics Inc
(e)
912 22
Syndax Pharmaceuticals Inc
(e)
1,682 39
TG Therapeutics Inc
(e)
17,925 104
Theravance Biopharma Inc
(e)
7,712 77
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
TransMedics Group Inc
(e)
154,393 7,445
Travere Therapeutics Inc
(e)
7,442 161
Twist Bioscience Corp
(e)
5,250 172
Ultragenyx Pharmaceutical Inc
(e)
164,000 6,636
United Therapeutics Corp
(e)
22,308 5,143
Vaxart Inc
(a),(e)
3,433 6
Ventyx Biosciences Inc
(e)
3,017 98
Vera Therapeutics Inc
(e)
1,710 32
Vericel Corp
(e)
6,351 171
Veru Inc
(a),(e)
8,746 107
Verve Therapeutics Inc
(e)
930 35
Vir Biotechnology Inc
(e)
151,381 3,327
Viridian Therapeutics Inc
(a),(e)
2,605 52
VistaGen Therapeutics Inc
(e)
20,913 3
Zentalis Pharmaceuticals Inc
(e)
144,636 3,629
$ 168,737
Building Materials - 0 .54%
AAON Inc 5,903 381
American Woodmark Corp
(e)
125 6
Apogee Enterprises Inc 2,991 137
Armstrong World Industries Inc 83,561 6,315
AZEK Co Inc/The
(e)
207,853 3,639
Boise Cascade Co 1,112 74
Griffon Corp 3,156 101
JELD-WEN Holding Inc
(e)
4,154 44
Masonite International Corp
(e)
2,995 214
PGT Innovations Inc
(e)
7,775 166
Simpson Manufacturing Co Inc 5,835 499
SmartRent Inc
(e)
16,316 45
UFP Industries Inc 7,050 502
$ 12,123
Chemicals - 1 .79%
AdvanSix Inc 1,246 45
American Vanguard Corp 3,423 80
Amyris Inc
(a),(e)
3,073 9
Avient Corp 66,621 2,298
Balchem Corp 4,288 599

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Cabot Corp 7,485 $ 550
Codexis Inc
(e)
8,238 46
Diversey Holdings Ltd
(e)
10,518 57
Element Solutions Inc 380,330 6,542
Hawkins Inc 1,600 72
HB Fuller Co 226,568 15,794
Ingevity Corp
(e)
5,142 346
Innospec Inc 2,826 283
Kronos Worldwide Inc 2,982 28
Lightwave Logic Inc
(a),(e)
15,043 127
Mativ Holdings Inc 484 12
Origin Materials Inc
(a),(e)
8,667 49
Orion Engineered Carbons SA 8,142 130
Quaker Chemical Corp 75,228 12,235
Rogers Corp
(e)
2,525 594
Sensient Technologies Corp 5,336 381
Stepan Co 285 30
Terawulf Inc
(e)
1,126 1
$ 40,308
Coal - 0 .05%
Alpha Metallurgical Resources Inc 2,228 376
Arch Resources Inc 2,051 313
CONSOL Energy Inc 4,352 274
Ramaco Resources Inc 3,017 34
Warrior Met Coal Inc 735 27
$ 1,024
Commercial Services - 7 .95%
AirSculpt Technologies Inc 1,666 11
Alarm.com Holdings Inc
(e)
6,472 381
Alta Equipment Group Inc 503 6
AMN Healthcare Services Inc
(e)
5,824 731
Arlo Technologies Inc
(e)
11,683 60
ASGN Inc
(e)
6,603 560
Barrett Business Services Inc 848 74
Bright Horizons Family Solutions Inc
(e)
199,709 13,045
Brink's Co/The 6,247 373
Carriage Services Inc 1,789 44
Cass Information Systems Inc 295 13
CBIZ Inc
(e)
6,521 324
Chegg Inc
(e)
16,741 361
Cimpress PLC
(e)
2,374 55
Cipher Mining Inc
(e)
321 —
CompoSecure Inc
(e)
903 5
Core Scientific Inc
(e)
3,107 1
CorVel Corp
(e)
1,192 196
Coursera Inc
(e)
15,356 198
CRA International Inc 934 96
Cross Country Healthcare Inc
(e)
651 24
Custom Truck One Source Inc
(e)
2,425 17
Distribution Solutions Group Inc
(e)
582 18
Driven Brands Holdings Inc
(e)
316,057 10,108
European Wax Center Inc 302,768 4,354
EVERTEC Inc 8,421 302
Evo Payments Inc
(e)
732,573 24,680
First Advantage Corp
(e)
259,001 3,639
Forrester Research Inc
(e)
1,523 64
Franklin Covey Co
(e)
1,636 83
FTI Consulting Inc
(e)
96,659 15,043
Green Dot Corp
(e)
693 13
Hackett Group Inc/The 3,261 71
HealthEquity Inc
(e)
238,310 18,566
Herc Holdings Inc 136,888 16,099
Huron Consulting Group Inc
(e)
1,654 122
I3 Verticals Inc
(e)
2,965 65
ICF International Inc 1,747 209
Information Services Group Inc 2,150 12
Insperity Inc 104,933 12,384
John Wiley & Sons Inc 5,435 229
Kforce Inc 2,744 174
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Korn Ferry 7,304 $ 406
Legalzoom.com Inc
(a),(e)
12,909 119
MarketWise Inc
(e)
543 1
Medifast Inc 1,463 171
Mister Car Wash Inc
(a),(e)
828,310 7,314
Moneylion Inc
(e)
1,141 1
National Research Corp 1,894 77
Paya Holdings Inc
(e)
11,776 95
Payoneer Global Inc
(e)
29,136 226
Priority Technology Holdings Inc
(e)
2,412 12
PROG Holdings Inc
(e)
1,063 18
Progyny Inc
(e)
10,068 448
R1 RCM Inc
(e)
607,885 10,735
Remitly Global Inc
(e)
13,277 154
Rent the Runway Inc
(e)
6,288 12
Rent-A-Center Inc/TX 7,145 149
Rentokil Initial PLC ADR 130,889 4,050
Sabre Corp
(e)
8,998 52
Shift4 Payments Inc
(e)
311,352 14,313
ShotSpotter Inc
(e)
1,202 46
SP Plus Corp
(e)
3,124 116
Sterling Check Corp
(e)
2,967 58
StoneCo Ltd
(e)
19,397 204
Stride Inc
(e)
5,464 183
Textainer Group Holdings Ltd 832 25
Transcat Inc
(e)
959 79
TriNet Group Inc
(e)
108,645 7,059
Udemy Inc
(e)
9,712 141
Universal Technical Institute Inc
(e)
4,455 31
Vivint Smart Home Inc
(e)
3,257 25
Wejo Group Ltd
(e)
3,087 3
WEX Inc
(e)
59,713 9,801
Willdan Group Inc
(e)
149 2
ZipRecruiter Inc
(e)
10,755 180
$ 179,116
Computers - 3 .00%
Cantaloupe Inc
(e)
4,717 16
Cerberus Cyber Sentinel Corp
(e)
6,148 21
Corsair Gaming Inc
(e)
2,883 40
Diebold Nixdorf Inc
(e)
7,424 18
ExlService Holdings Inc
(e)
4,358 792
Genpact Ltd 627,607 30,439
Grid Dynamics Holdings Inc
(e)
6,542 89
Insight Enterprises Inc
(e)
3,564 337
Integral Ad Science Holding Corp
(e)
1,666 14
IronNet Inc
(e)
8,724 6
KnowBe4 Inc
(e)
9,803 241
Markforged Holding Corp
(e)
1,971 4
Maximus Inc 7,694 474
Mitek Systems Inc
(e)
5,279 60
NextNav Inc
(e)
9,011 31
OneSpan Inc
(e)
1,888 21
PAR Technology Corp
(e)
1,339 39
Qualys Inc
(e)
5,190 740
Rapid7 Inc
(e)
137,760 6,237
Rimini Street Inc
(e)
6,549 37
Super Micro Computer Inc
(e)
167,554 11,660
Telos Corp
(e)
7,250 77
Tenable Holdings Inc
(e)
70,309 2,857
TTEC Holdings Inc 2,538 113
Unisys Corp
(e)
6,614 56
Varonis Systems Inc
(e)
487,983 13,063
Velo3D Inc
(e)
7,587 30
Vuzix Corp
(a),(e)
6,960 35
$ 67,547
Consumer Products - 0 .03%
Central Garden & Pet Co
(e)
474 20
Central Garden & Pet Co - A Shares
(e)
1,928 75
Helen of Troy Ltd
(e)
3,200 303

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Leafly Holdings Inc
(e)
3,153 $ 3
WD-40 Co 1,839 294
$ 695
Cosmetics & Personal Care - 0 .03%
Beauty Health Co/The
(e)
11,934 136
elf Beauty Inc
(e)
6,516 282
Inter Parfums Inc 2,417 196
$ 614
Distribution & Wholesale - 1 .34%
Global Industrial Co 1,273 40
H&E Equipment Services Inc 4,294 162
Hudson Technologies Inc
(e)
5,805 54
IAA Inc
(e)
491,651 18,648
MRC Global Inc
(e)
11,174 112
SiteOne Landscape Supply Inc
(e)
93,703 10,858
ThredUp Inc
(e)
1,185 1
Veritiv Corp 1,821 212
$ 30,087
Diversified Financial Services - 2 .38%
Applied Blockchain Inc
(e)
428 1
Artisan Partners Asset Management Inc 5,282 151
Associated Capital Group Inc 13 1
Atlanticus Holdings Corp
(e)
364 10
B Riley Financial Inc 2,767 113
Blucora Inc
(e)
6,408 141
Brightsphere Investment Group Inc 4,015 76
Brookfield Business Corp
(a)
3,091 79
Cohen & Steers Inc 3,419 206
Columbia Financial Inc
(e)
1,554 32
Cryptyde Inc
(e)
1,653 1
Curo Group Holdings Corp 2,340 12
Diamond Hill Investment Group Inc 398 72
Federated Hermes Inc 11,489 399
Flywire Corp
(e)
303,878 6,670
Focus Financial Partners Inc
(e)
7,808 272
GCM Grosvenor Inc 4,770 39
Hamilton Lane Inc 4,752 284
Hannon Armstrong Sustainable Infrastructure
Capital Inc
56,429 1,533
Houlihan Lokey Inc 176,271 15,744
International Money Express Inc
(e)
4,308 116
LendingClub Corp
(e)
719 8
LendingTree Inc
(e)
1,412 36
Moelis & Co 203,001 8,619
NerdWallet Inc
(e)
3,448 40
Perella Weinberg Partners 5,089 40
PJT Partners Inc 3,177 236
Sculptor Capital Management Inc 1,664 18
Silvercrest Asset Management Group Inc 1,252 24
StepStone Group Inc 333,270 9,838
Stifel Financial Corp 137,506 8,507
StoneX Group Inc
(e)
213 20
Velocity Financial Inc
(e)
91 1
Victory Capital Holdings Inc 652 19
Virtus Investment Partners Inc 100 17
WisdomTree Investments Inc 18,334 100
World Acceptance Corp
(e)
365 30
$ 53,505
Electric - 0 .22%
Altus Power Inc
(e)
1,854 18
Ameresco Inc
(e)
63,362 3,832
Clearway Energy Inc - Class A 4,687 152
Clearway Energy Inc - Class C 11,039 383
FTC Solar Inc
(e)
5,687 12
MGE Energy Inc 2,093 143
Ormat Technologies Inc 3,413 309
Otter Tail Corp 2,469 166
Via Renewables Inc 1,467 10
$ 5,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .22%
Belden Inc 3,098 $ 216
Blink Charging Co
(a),(e)
4,819 71
Energizer Holdings Inc 8,975 259
EnerSys 626 42
ESS Tech Inc
(e)
9,803 41
Insteel Industries Inc 2,520 66
Littelfuse Inc 62,005 13,657
Novanta Inc
(e)
92,961 13,145
$ 27,497
Electronics - 0 .57%
Advanced Energy Industries Inc 5,057 398
Akoustis Technologies Inc
(a),(e)
6,631 22
Allied Motion Technologies Inc 1,641 55
Atkore Inc
(e)
5,547 529
Badger Meter Inc 3,939 443
Berkshire Grey Inc
(a),(e)
6,569 9
Brady Corp 4,759 218
Charge Enterprises Inc
(e)
17,505 39
Coherent Corp
(e)
74,942 2,519
CTS Corp 4,268 169
CyberOptics Corp
(e)
965 52
Enovix Corp
(a),(e)
14,641 276
FARO Technologies Inc
(e)
185 5
Identiv Inc
(e)
2,970 36
Itron Inc
(e)
492 24
Mesa Laboratories Inc 678 90
MicroVision Inc
(a),(e)
22,284 82
Napco Security Technologies Inc
(e)
3,954 112
OSI Systems Inc
(e)
236 19
Plexus Corp
(e)
3,156 311
Stoneridge Inc
(e)
546 11
Turtle Beach Corp
(e)
1,614 13
Vicor Corp
(e)
2,963 141
Woodward Inc 80,277 7,361
$ 12,934
Energy - Alternate Sources - 0 .07%
Archaea Energy Inc
(e)
2,591 67
Array Technologies Inc
(e)
20,292 367
Energy Vault Holdings Inc
(e)
8,536 27
Fluence Energy Inc
(a),(e)
4,835 72
FuelCell Energy Inc
(e)
38,007 119
Heliogen Inc
(e)
12,228 22
Montauk Renewables Inc
(e)
8,667 130
Shoals Technologies Group Inc
(e)
15,054 348
Stem Inc
(e)
18,349 249
SunPower Corp
(e)
11,013 204
TPI Composites Inc
(e)
4,924 49
$ 1,654
Engineering & Construction - 1 .24%
908 Devices Inc
(a),(e)
81,134 1,298
Atlas Technical Consultants Inc
(e)
1,751 13
Comfort Systems USA Inc 4,770 588
Construction Partners Inc
(e)
5,369 167
Dycom Industries Inc
(e)
3,887 459
EMCOR Group Inc 6,583 929
Exponent Inc 78,910 7,517
Fluor Corp
(e)
17,490 529
Great Lakes Dredge & Dock Corp
(e)
2,147 16
IES Holdings Inc
(e)
795 26
Latham Group Inc
(e)
5,796 26
MYR Group Inc
(e)
2,206 193
NV5 Global Inc
(e)
71,124 10,309
Primoris Services Corp 400 8
Sterling Infrastructure Inc
(e)
3,315 90
TopBuild Corp
(e)
33,611 5,719
$ 27,887

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .61%
Accel Entertainment Inc
(e)
7,741 $ 76
Churchill Downs Inc 105,587 21,953
Cinemark Holdings Inc
(e)
11,558 123
Everi Holdings Inc
(e)
524,679 9,958
Golden Entertainment Inc
(e)
2,706 114
IMAX Corp
(e)
3,811 49
International Game Technology PLC 2,962 59
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,348 43
Liberty Media Corp-Liberty Braves - C Shares
(e)
5,070 158
Monarch Casino & Resort Inc
(e)
1,792 142
NEOGAMES SA
(e)
1,751 30
RCI Hospitality Holdings Inc 1,071 90
Red Rock Resorts Inc 3,099 129
Reservoir Media Inc
(a),(e)
2,581 15
Rush Street Interactive Inc
(e)
8,174 34
SeaWorld Entertainment Inc
(e)
55,906 3,252
$ 36,225
Environmental Control - 2 .31%
Casella Waste Systems Inc
(e)
53,812 4,403
Energy Recovery Inc
(e)
7,406 190
Evoqua Water Technologies Corp
(e)
101,599 3,980
Li-Cycle Holdings Corp
(e)
7,044 42
Montrose Environmental Group Inc
(e)
131,642 5,763
Pure Cycle Corp
(e)
2,620 23
PureCycle Technologies Inc
(a),(e)
11,327 94
Tetra Tech Inc 73,463 10,379
Waste Connections Inc 205,524 27,111
$ 51,985
Food - 2 .07%
Beyond Meat Inc
(a),(e)
8,264 130
Calavo Growers Inc 2,323 80
Cal-Maine Foods Inc 4,700 266
Chefs' Warehouse Inc/The
(e)
309,371 11,332
Fresh Market Inc - Escrow
(e),(f)
9,305 —
Grocery Outlet Holding Corp
(e)
280,920 9,711
J & J Snack Foods Corp 2,047 302
John B Sanfilippo & Son Inc 736 61
Krispy Kreme Inc
(a)
2,543 37
Lancaster Colony Corp 2,212 399
Mission Produce Inc
(e)
631 11
Natural Grocers by Vitamin Cottage Inc 1,105 13
Simply Good Foods Co/The
(e)
556,617 21,318
Sprouts Farmers Market Inc
(e)
14,477 427
SunOpta Inc
(e)
12,250 138
Tattooed Chef Inc
(a),(e)
6,207 30
Tootsie Roll Industries Inc 1,794 72
United Natural Foods Inc
(e)
547 23
Utz Brands Inc 140,528 2,278
$ 46,628
Food Service - 0 .00%
Healthcare Services Group Inc 4,789 67
Sovos Brands Inc
(e)
3,572 49
$ 116
Forest Products & Paper - 0 .01%
Sylvamo Corp 4,483 216
Gas - 0 .04%
Brookfield Infrastructure Corp 13,181 568
Chesapeake Utilities Corp 1,315 164
New Jersey Resources Corp 1,037 46
Southwest Gas Holdings Inc 820 60
$ 838
Hand & Machine Tools - 0 .55%
Cadre Holdings Inc 2,564 75
Enerpac Tool Group Corp 7,867 200
Franklin Electric Co Inc 6,204 508
Luxfer Holdings PLC 1,450 21
MSA Safety Inc 86,111 11,560
$ 12,364
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 8 .40%
Adaptive Biotechnologies Corp
(e)
766 $ 6
Akoya Biosciences Inc
(e)
2,122 29
Alphatec Holdings Inc
(e)
8,729 89
Artivion Inc
(e)
4,450 50
AtriCure Inc
(e)
383,444 16,151
Atrion Corp 186 112
Axogen Inc
(e)
5,457 62
Axonics Inc
(e)
6,596 482
Azenta Inc 173,641 7,710
BioLife Solutions Inc
(e)
345 8
Bruker Corp 183,970 11,377
Cardiovascular Systems Inc
(e)
2,903 42
CareDx Inc
(e)
6,852 136
Cerus Corp
(e)
23,224 85
CONMED Corp 3,917 312
Cutera Inc
(e)
103,151 4,742
CVRx Inc
(e)
88,627 893
Establishment Labs Holdings Inc
(a),(e)
193,148 10,892
Glaukos Corp
(e)
6,157 345
Haemonetics Corp
(e)
54,775 4,653
Inari Medical Inc
(e)
261,401 20,109
Inogen Inc
(e)
168 4
Inspire Medical Systems Inc
(e)
3,798 740
Integer Holdings Corp
(e)
40,959 2,553
iRadimed Corp 959 28
iRhythm Technologies Inc
(e)
81,726 10,419
Lantheus Holdings Inc
(e)
299,020 22,124
LeMaitre Vascular Inc 2,623 114
LivaNova PLC
(e)
5,513 260
Meridian Bioscience Inc
(e)
5,786 185
Merit Medical Systems Inc
(e)
154,626 10,634
NanoString Technologies Inc
(e)
5,601 59
Neogen Corp
(e)
13,388 177
Nevro Corp
(e)
57,873 2,219
NuVasive Inc
(e)
7,047 311
Omnicell Inc
(e)
5,910 457
OrthoPediatrics Corp
(e)
188,765 8,020
Owlet Inc
(e)
2,217 2
Paragon 28 Inc
(e)
6,205 124
Patterson Cos Inc 9,233 240
PROCEPT BioRobotics Corp
(e)
3,446 157
Pulmonx Corp
(e)
4,603 61
Quanterix Corp
(e)
608 7
Repligen Corp
(e)
40,652 7,419
RxSight Inc
(a),(e)
2,597 32
SeaSpine Holdings Corp
(e)
264,057 1,698
Shockwave Medical Inc
(e)
4,791 1,404
SI-BONE Inc
(e)
470,704 9,151
Silk Road Medical Inc
(e)
188,729 8,319
SomaLogic Inc
(e)
2,558 9
STAAR Surgical Co
(e)
6,453 457
Surmodics Inc
(e)
1,835 63
Tactile Systems Technology Inc
(e)
917 7
Tandem Diabetes Care Inc
(e)
79,624 4,471
Teleflex Inc 10,215 2,192
Tenon Medical Inc
(a),(e)
549 1
Treace Medical Concepts Inc
(e)
682,231 16,701
Utah Medical Products Inc 428 38
Vicarious Surgical Inc
(e)
7,342 28
ViewRay Inc
(e)
17,653 76
Zynex Inc 2,975 34
$ 189,280
Healthcare - Services - 1 .72%
23andMe Holding Co
(a),(e)
14,804 46
Accolade Inc
(e)
622,932 6,715
Addus HomeCare Corp
(e)
818 84
Agiliti Inc
(e)
3,752 66
agilon health Inc
(e)
429,820 8,532
Babylon Holdings Ltd/Jersey
(e)
14,654 7

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Cano Health Inc
(e)
21,787 $ 78
Charles River Laboratories International Inc
(e)
17,496 3,714
Clover Health Investments Corp
(e)
51,986 82
DocGo Inc
(e)
476,933 4,721
Encompass Health Corp 193,032 10,509
Ensign Group Inc/The 7,250 651
Innovage Holding Corp
(e)
332 2
Joint Corp/The
(e)
1,893 31
LHC Group Inc
(e)
4,014 671
LifeStance Health Group Inc
(e)
642 5
Medpace Holdings Inc
(e)
3,415 758
ModivCare Inc
(e)
530 52
Nano-X Imaging Ltd
(e)
564 8
Oncology Institute Inc/The
(e)
4,682 21
P3 Health Partners Inc
(a),(e)
2,038 10
Pennant Group Inc/The
(e)
3,474 43
RadNet Inc
(e)
6,717 128
Science 37 Holdings Inc
(e)
7,574 11
Select Medical Holdings Corp 11,883 305
Surgery Partners Inc
(e)
4,721 128
Thorne HealthTech Inc
(e)
269,615 1,310
US Physical Therapy Inc 1,730 154
$ 38,842
Holding Companies - Diversified - 0 .00%
Professional Holding Corp
(e)
131 4
Home Builders - 0 .52%
Cavco Industries Inc
(e)
1,199 272
Century Communities Inc 271 12
Dream Finders Homes Inc
(a),(e)
2,820 31
Forestar Group Inc
(e)
603 7
Green Brick Partners Inc
(e)
987 23
Hovnanian Enterprises Inc
(e)
696 28
Installed Building Products Inc 3,203 275
KB Home 1,908 55
LCI Industries 3,344 355
LGI Homes Inc
(e)
182 17
M/I Homes Inc
(e)
487 20
MDC Holdings Inc 1,994 61
Meritage Homes Corp
(e)
323 25
Skyline Champion Corp
(e)
180,029 10,479
Taylor Morrison Home Corp
(e)
1,831 48
Tri Pointe Homes Inc
(e)
1,127 19
$ 11,727
Home Furnishings - 0 .47%
Arhaus Inc
(a),(e)
232,717 1,938
Aterian Inc
(e)
773 1
iRobot Corp
(e)
3,180 180
Lovesac Co/The
(e)
164,229 3,998
Purple Innovation Inc
(e)
517 2
Sleep Number Corp
(e)
1,280 35
Sonos Inc
(e)
17,177 277
Vizio Holding Corp
(e)
370,184 4,146
$ 10,577
Insurance - 2 .03%
BRP Group Inc
(e)
297,169 8,424
Doma Holdings Inc
(e)
1,963 1
eHealth Inc
(e)
936 2
Goosehead Insurance Inc
(e)
2,249 93
HCI Group Inc 868 32
Investors Title Co 26 4
Kinsale Capital Group Inc 2,913 918
NMI Holdings Inc
(e)
772 17
Palomar Holdings Inc
(e)
224,777 19,996
RLI Corp 5,255 684
Ryan Specialty Holdings Inc
(e)
226,304 10,150
SiriusPoint Ltd
(e)
1,017 7
Trupanion Inc
(a),(e)
106,476 5,374
Universal Insurance Holdings Inc 631 6
$ 45,708
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .93%
aka Brands Holding Corp
(e)
88 $ —
Allbirds Inc
(e)
3,417 12
Angi Inc
(e)
1,111,203 2,389
Arena Group Holdings Inc/The
(e)
1,145 16
Cargurus Inc
(e)
13,736 200
CarParts.com Inc
(e)
6,835 32
Cars.com Inc
(e)
1,225 17
Cogent Communications Holdings Inc 204,842 10,757
Couchbase Inc
(e)
3,566 46
DHI Group Inc
(e)
4,863 31
Edgio Inc
(e)
17,020 46
ePlus Inc
(e)
2,748 134
Eventbrite Inc
(e)
9,110 60
EverQuote Inc
(e)
2,642 16
Figs Inc
(a),(e)
14,607 108
Focus Universal Inc
(e)
2,383 24
Gambling.com Group Ltd
(e)
1,168 10
Groupon Inc
(e)
279 2
HealthStream Inc
(e)
192 5
Innovid Corp
(e)
9,097 34
Liquidity Services Inc
(e)
1,640 28
Lulu's Fashion Lounge Holdings Inc
(e)
2,240 14
MakeMyTrip Ltd
(e)
386,846 10,766
Marqeta Inc
(e)
58,429 460
MediaAlpha Inc
(e)
3,240 36
Nerdy Inc
(a),(e)
7,294 18
Open Lending Corp
(e)
14,199 102
OptimizeRx Corp
(e)
2,380 37
Perficient Inc
(e)
113,122 7,576
Pinterest Inc
(e)
363,219 8,935
Q2 Holdings Inc
(e)
7,519 233
QuinStreet Inc
(e)
426 5
RealReal Inc/The
(e)
1,902 3
Revolve Group Inc
(e)
5,496 132
Rover Group Inc
(e)
11,807 52
Shutterstock Inc 3,264 163
Squarespace Inc
(e)
1,055 23
Stitch Fix Inc
(e)
4,354 17
TechTarget Inc
(e)
3,690 238
Tucows Inc
(e)
1,334 60
Upwork Inc
(e)
16,136 217
Vivid Seats Inc
(a),(e)
876 7
Yelp Inc
(e)
9,256 355
Ziff Davis Inc
(e)
1,169 90
$ 43,506
Investment Companies - 0 .09%
Trinity Capital Inc
(a)
165,030 1,967
Iron & Steel - 0 .34%
ATI Inc
(e)
16,705 497
Carpenter Technology Corp 186,048 6,958
Commercial Metals Co 2,769 126
Schnitzer Steel Industries Inc 311 9
$ 7,590
Leisure Products & Services - 1 .57%
Acushnet Holdings Corp 1,286 60
Camping World Holdings Inc 5,180 144
Clarus Corp 544,436 6,593
F45 Training Holdings Inc
(e)
4,870 16
Life Time Group Holdings Inc
(a),(e)
529,651 5,556
Lindblad Expeditions Holdings Inc
(e)
271,342 2,277
Malibu Boats Inc
(e)
2,738 145
Marine Products Corp 1,120 11
MasterCraft Boat Holdings Inc
(e)
2,400 52
OneSpaWorld Holdings Ltd
(e)
8,931 81
Planet Fitness Inc
(e)
268,317 17,569
Virgin Galactic Holdings Inc
(e)
14,622 68
Xponential Fitness Inc
(e)
715 14
YETI Holdings Inc
(e)
84,012 2,695
$ 35,281

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .05%
Bluegreen Vacations Holding Corp 207 $ 3
Century Casinos Inc
(e)
3,027 24
Choice Hotels International Inc 81,491 10,581
Full House Resorts Inc
(e)
1,195 8
Hilton Grand Vacations Inc
(e)
329,605 12,934
Sonder Holdings Inc
(e)
25,484 56
Target Hospitality Corp
(a),(e)
3,934 48
$ 23,654
Machinery - Construction & Mining - 0 .12%
Babcock & Wilcox Enterprises Inc
(e)
456,793 2,083
Bloom Energy Corp
(e)
23,669 443
Terex Corp 4,415 179
Transphorm Inc
(e)
3,061 21
$ 2,726
Machinery - Diversified - 2 .91%
Alamo Group Inc 1,152 175
Albany International Corp 823 75
Altra Industrial Motion Corp 65,856 3,961
Applied Industrial Technologies Inc 5,152 641
Cactus Inc 427,724 22,121
Chart Industries Inc
(e)
62,567 13,945
CIRCOR International Inc
(e)
714 15
CSW Industrials Inc 1,967 254
Gorman-Rupp Co/The 558 15
GrafTech International Ltd 26,082 133
IDEX Corp 21,366 4,750
Kadant Inc 1,562 278
Lindsay Corp 1,481 251
Middleby Corp/The
(e)
68,240 9,544
Mueller Water Products Inc - Class A 20,988 245
Sarcos Technology and Robotics Corp
(e)
14,723 30
Tennant Co 1,105 64
Watts Water Technologies Inc 3,683 539
Zurn Elkay Water Solutions Corp 360,663 8,472
$ 65,508
Media - 0 .01%
Gray Television Inc 4,849 69
Sinclair Broadcast Group Inc 5,393 96
Thryv Holdings Inc
(e)
849 17
Value Line Inc 113 6
WideOpenWest Inc
(e)
4,141 57
$ 245
Metal Fabrication & Hardware - 0 .54%
Helios Technologies Inc 4,380 248
Janus International Group Inc
(e)
10,992 106
Mueller Industries Inc 2,711 170
Northwest Pipe Co
(e)
266 9
Omega Flex Inc 439 42
Proto Labs Inc
(e)
597 23
RBC Bearings Inc
(e)
553 140
Ryerson Holding Corp 151 5
Valmont Industries Inc 35,164 11,225
Xometry Inc
(e)
4,547 273
$ 12,241
Mining - 0 .08%
5E Advanced Materials Inc
(e)
4,440 59
Century Aluminum Co
(e)
6,992 50
Compass Minerals International Inc 4,616 183
Constellium SE
(e)
9,067 100
Dakota Gold Corp
(e)
6,915 24
Energy Fuels Inc/Canada
(a),(e)
17,324 125
Hycroft Mining Holding Corp
(e)
17,004 12
Ivanhoe Electric Inc / US
(e)
946 10
Kaiser Aluminum Corp 2,132 172
Livent Corp
(e)
21,813 689
Novagold Resources Inc
(e)
30,481 141
Piedmont Lithium Inc
(e)
650 40
United States Lime & Minerals Inc 210 26
Uranium Energy Corp
(e)
43,204 182
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Ur-Energy Inc
(e)
25,393 $ 33
$ 1,846
Miscellaneous Manufacturers - 1 .59%
Axon Enterprise Inc
(e)
67,206 9,775
Chase Corp 253 24
ESCO Technologies Inc 316 27
Fabrinet
(e)
4,970 569
Federal Signal Corp 8,040 375
Hillenbrand Inc 4,662 206
ITT Inc 127,000 9,702
John Bean Technologies Corp 160,636 14,649
LSB Industries Inc
(e)
4,268 75
Materion Corp 2,578 221
Myers Industries Inc 4,884 99
Sight Sciences Inc
(e)
303 2
Smith & Wesson Brands Inc 410 5
Sturm Ruger & Co Inc 2,103 118
Trinity Industries Inc 1,659 47
$ 35,894
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 23,302 73
Office Furnishings - 0 .01%
HNI Corp 5,543 161
Interface Inc 6,394 72
$ 233
Oil & Gas - 3 .25%
Amplify Energy Corp
(e)
3,711 37
Battalion Oil Corp
(e)
338 4
Berry Corp 1,767 16
Borr Drilling Ltd
(e)
12,022 59
Brigham Minerals Inc 7,046 218
Callon Petroleum Co
(e)
5,505 242
Chord Energy Corp 3,321 508
CNX Resources Corp
(e)
1,361 23
Comstock Resources Inc 12,338 232
Crescent Energy Co 4,374 60
CVR Energy Inc 3,980 155
Delek US Holdings Inc 9,487 281
Denbury Inc
(e)
106,306 9,718
Earthstone Energy Inc
(a),(e)
6,036 98
Empire Petroleum Corp
(e)
1,360 22
Gulfport Energy Corp
(e)
1,506 135
Helmerich & Payne Inc 231,860 11,479
HighPeak Energy Inc
(a)
907 21
Kosmos Energy Ltd
(e)
60,767 394
Laredo Petroleum Inc
(e)
2,270 147
Magnolia Oil & Gas Corp 569,853 14,634
Matador Resources Co 360,179 23,934
Murphy Oil Corp 8,669 420
Nabors Industries Ltd
(e)
1,068 186
Noble Corp PLC
(e)
1,902 69
Northern Oil and Gas Inc 210,102 7,173
Par Pacific Holdings Inc
(e)
6,581 151
Patterson-UTI Energy Inc 19,547 345
PBF Energy Inc 2,958 131
Permian Resources Corp 3,626 35
Ranger Oil Corp 2,679 110
Riley Exploration Permian Inc 882 26
Ring Energy Inc
(a),(e)
4,712 15
SandRidge Energy Inc
(e)
4,277 81
SilverBow Resources Inc
(e)
1,579 56
Sitio Royalties Corp
(a)
1,570 44
SM Energy Co 16,301 733
Talos Energy Inc
(e)
8,903 189
Tellurian Inc
(e)
68,669 185
VAALCO Energy Inc 14,298 74
Valaris Ltd
(e)
8,199 549
Vertex Energy Inc
(a),(e)
6,441 55

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
(e)
10,548 $ 80
$ 73,124
Oil & Gas Services - 2 .39%
Aris Water Solution Inc 274,261 4,670
ChampionX Corp 1,205,144 34,491
DMC Global Inc
(e)
645 14
Liberty Energy Inc
(e)
19,215 325
NexTier Oilfield Solutions Inc
(e)
23,639 238
Oceaneering International Inc
(e)
12,196 171
ProFrac Holding Corp
(e)
319,342 6,997
RPC Inc 10,006 111
Solaris Oilfield Infrastructure Inc 4,250 58
TechnipFMC PLC
(e)
138,630 1,468
TETRA Technologies Inc
(e)
976,361 4,823
US Silica Holdings Inc
(e)
1,506 22
Weatherford International PLC
(e)
9,513 397
$ 53,785
Packaging & Containers - 0 .02%
Greif Inc - Class A 505 33
Greif Inc - Class B 106 8
Karat Packaging Inc
(e)
764 13
O-I Glass Inc
(e)
16,989 277
UFP Technologies Inc
(e)
920 86
$ 417
Pharmaceuticals - 3 .58%
AbCellera Biologics Inc
(e)
11,872 141
Aclaris Therapeutics Inc
(e)
8,693 136
AdaptHealth Corp
(e)
303,084 6,910
Aduro Biotech
(e)
1,565 —
Aerie Pharmaceuticals Inc
(e)
5,439 83
Alector Inc
(e)
8,369 77
Alkermes PLC
(e)
95,963 2,178
Amneal Pharmaceuticals Inc
(e)
13,859 31
Amphastar Pharmaceuticals Inc
(e)
5,154 159
Amylyx Pharmaceuticals Inc
(a),(e)
207,412 7,399
Arvinas Inc
(e)
152,198 7,565
Ascendis Pharma A/S ADR
(e)
77,647 8,929
Beachbody Co Inc/The
(e)
2,353 2
BellRing Brands Inc
(e)
17,749 430
Catalyst Pharmaceuticals Inc
(e)
12,894 179
Chimerix Inc
(e)
7,568 13
Coherus Biosciences Inc
(e)
384,896 3,348
Collegium Pharmaceutical Inc
(e)
242,090 4,343
Corcept Therapeutics Inc
(e)
11,475 328
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Eagle Pharmaceuticals Inc/DE
(e)
1,396 44
Embecta Corp 6,767 209
Enanta Pharmaceuticals Inc
(e)
282 13
Foghorn Therapeutics Inc
(a),(e)
2,705 24
Gelesis Holdings Inc
(e)
411 —
Harmony Biosciences Holdings Inc
(e)
3,529 184
Herbalife Nutrition Ltd
(e)
8,752 186
Heron Therapeutics Inc
(e)
13,849 53
Heska Corp
(e)
1,299 93
Ironwood Pharmaceuticals Inc
(e)
18,394 201
Madrigal Pharmaceuticals Inc
(e)
1,714 121
MannKind Corp
(e)
1,002,126 3,387
Mirum Pharmaceuticals Inc
(e)
2,432 55
Morphic Holding Inc
(e)
2,958 83
Neurocrine Biosciences Inc
(e)
133,477 15,366
Ocugen Inc
(a),(e)
28,804 50
Ocular Therapeutix Inc
(e)
411,241 1,485
Option Care Health Inc
(e)
21,036 637
Outlook Therapeutics Inc
(a),(e)
15,941 19
Owens & Minor Inc 1,152 20
Pacira BioSciences Inc
(e)
138,360 7,162
PetIQ Inc
(e)
2,920 24
Phibro Animal Health Corp 2,586 38
Prometheus Biosciences Inc
(e)
4,119 216
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Reata Pharmaceuticals Inc
(a),(e)
179,794 $ 5,789
Relmada Therapeutics Inc
(e)
2,684 17
Revance Therapeutics Inc
(e)
9,654 215
Senseonics Holdings Inc
(a),(e)
61,647 73
Seres Therapeutics Inc
(e)
9,482 84
SIGA Technologies Inc 6,339 58
Supernus Pharmaceuticals Inc
(e)
49,862 1,709
Tricida Inc
(e)
874 —
USANA Health Sciences Inc
(e)
1,512 79
Vaxcyte Inc
(e)
9,077 396
Xeris Biopharma Holdings Inc
(e)
17,817 29
Y-mAbs Therapeutics Inc
(e)
77,226 279
$ 80,649
Pipelines - 0 .59%
DT Midstream Inc 134,660 8,039
Equitrans Midstream Corp 13,170 111
Excelerate Energy Inc 180,886 4,996
Golar LNG Ltd
(e)
760 21
Kinetik Holdings Inc
(a)
213 8
NextDecade Corp
(a),(e)
3,711 26
$ 13,201
Private Equity - 0 .15%
P10 Inc 316,550 3,289
Real Estate - 0 .05%
Compass Inc
(e)
36,754 97
Cushman & Wakefield PLC
(e)
21,397 247
Douglas Elliman Inc 712 3
eXp World Holdings Inc
(a)
9,374 124
Marcus & Millichap Inc 3,438 127
McGrath RentCorp 3,261 307
Newmark Group Inc 1,411 11
Offerpad Solutions Inc
(e)
9,188 9
Redfin Corp
(e)
14,303 69
RMR Group Inc/The 1,290 35
St Joe Co/The 4,638 165
$ 1,194
REITs - 0 .91%
Alexander's Inc 288 67
Bluerock Homes Trust Inc
(e)
186 5
CareTrust REIT Inc 1,014 19
CBL & Associates Properties Inc 580 17
Clipper Realty Inc 1,373 10
Community Healthcare Trust Inc 1,880 65
Corporate Office Properties Trust 1,790 48
EastGroup Properties Inc 78,526 12,304
Essential Properties Realty Trust Inc 1,759 38
Four Corners Property Trust Inc 1,005 26
Gladstone Commercial Corp 4,839 85
Gladstone Land Corp 2,352 48
Hersha Hospitality Trust 257 2
Industrial Logistics Properties Trust 464 2
Innovative Industrial Properties Inc 3,738 404
NexPoint Residential Trust Inc 2,891 132
Outfront Media Inc 19,708 356
PennyMac Mortgage Investment Trust 2,354 33
Phillips Edison & Co Inc 15,768 475
Postal Realty Trust Inc 1,353 21
PotlatchDeltic Corp 995 44
Ryman Hospitality Properties Inc 32,260 2,868
Safehold Inc 1,809 53
Saul Centers Inc 1,426 58
Tanger Factory Outlet Centers Inc 13,648 246
Terreno Realty Corp 49,925 2,853
UMH Properties Inc 5,479 96
Universal Health Realty Income Trust 1,725 84
$ 20,459

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 5 .38%
Arko Corp 11,226 $ 115
Asbury Automotive Group Inc
(e)
865 136
Aspen Aerogels Inc
(e)
4,137 52
Beacon Roofing Supply Inc
(e)
4,846 273
Bed Bath & Beyond Inc
(a),(e)
7,724 35
BJ's Restaurants Inc
(e)
163,337 5,366
Bloomin' Brands Inc 8,649 208
Boot Barn Holdings Inc
(e)
3,973 226
Brinker International Inc
(e)
5,245 175
Buckle Inc/The 3,769 148
Build-A-Bear Workshop Inc 1,384 24
Caleres Inc 4,743 130
Casey's General Stores Inc 96,650 22,491
Cheesecake Factory Inc/The 6,626 237
Chico's FAS Inc
(e)
11,882 70
Children's Place Inc/The
(e)
1,119 45
Chuy's Holdings Inc
(e)
93,990 2,754
Citi Trends Inc
(e)
65 1
Cracker Barrel Old Country Store Inc 3,062 350
Dave & Buster's Entertainment Inc
(e)
5,780 230
Denny's Corp
(e)
5,424 61
Designer Brands Inc 5,487 84
Destination XL Group Inc
(e)
4,113 28
Dillard's Inc 551 181
Dine Brands Global Inc 1,734 125
Duluth Holdings Inc
(e)
836 7
EVgo Inc
(a),(e)
1,089 8
First Watch Restaurant Group Inc
(e)
144,878 2,470
FirstCash Holdings Inc 2,593 255
Five Below Inc
(e)
58,863 8,615
Floor & Decor Holdings Inc
(e)
65,920 4,837
Franchise Group Inc 3,458 105
Freshpet Inc
(e)
139,084 8,199
GMS Inc
(e)
5,822 275
Guess? Inc 4,583 78
Hibbett Inc 1,363 85
Jack in the Box Inc 76,358 6,737
Kura Sushi USA Inc
(e)
623 49
Leslie's Inc
(a),(e)
299,190 4,201
Lithia Motors Inc 33,583 6,654
MarineMax Inc
(e)
225 7
Murphy USA Inc 2,909 915
National Vision Holdings Inc
(e)
472,731 17,510
Noodles & Co
(e)
305,431 1,778
Nu Skin Enterprises Inc 2,763 106
ONE Group Hospitality Inc/The
(e)
3,037 23
OneWater Marine Inc
(e)
129 4
Papa John's International Inc 3,160 230
Party City Holdco Inc
(e)
5,225 9
Patrick Industries Inc 307 14
Petco Health & Wellness Co Inc
(e)
347,321 3,657
PetMed Express Inc 2,239 48
Portillo's Inc
(e)
202,444 4,340
PriceSmart Inc 2,087 134
Rite Aid Corp
(e)
3,393 18
Ruth's Hospitality Group Inc 4,327 90
Sally Beauty Holdings Inc
(e)
13,377 170
Shake Shack Inc
(e)
5,047 280
Sweetgreen Inc
(a),(e)
11,793 219
Texas Roadhouse Inc 147,594 14,605
Warby Parker Inc
(a),(e)
11,233 180
Wingstop Inc 4,034 639
$ 121,096
Savings & Loans - 0 .40%
Axos Financial Inc
(e)
779 30
Greene County Bancorp Inc 456 30
Hingham Institution For Savings The 12 3
HomeTrust Bancshares Inc 349 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Pacific Premier Bancorp Inc 245,970 $ 8,956
$ 9,028
Semiconductors - 3 .69%
ACM Research Inc
(e)
865 6
Allegro MicroSystems Inc
(e)
329,557 8,374
Alpha & Omega Semiconductor Ltd
(e)
2,306 76
Ambarella Inc
(e)
31,646 1,732
Amkor Technology Inc 2,773 58
Arteris Inc
(e)
2,336 13
Atomera Inc
(a),(e)
2,775 25
Axcelis Technologies Inc
(e)
4,398 255
CEVA Inc
(e)
3,075 85
Diodes Inc
(e)
4,356 312
Entegris Inc 138,481 10,987
FormFactor Inc
(e)
10,376 210
Impinj Inc
(e)
2,569 294
Kulicke & Soffa Industries Inc 7,682 322
Lattice Semiconductor Corp
(e)
242,161 11,747
MACOM Technology Solutions Holdings Inc
(e)
389,584 22,545
MaxLinear Inc
(e)
9,789 302
Onto Innovation Inc
(e)
103,792 6,938
Photronics Inc
(e)
5,865 95
Power Integrations Inc 113,245 7,554
Rambus Inc
(e)
12,394 374
Rockley Photonics Holdings Ltd
(e)
13,717 7
Semtech Corp
(e)
8,519 236
Silicon Laboratories Inc
(e)
71,522 8,219
SiTime Corp
(e)
2,181 196
SkyWater Technology Inc
(a),(e)
174,436 1,415
SMART Global Holdings Inc
(e)
6,611 89
Synaptics Inc
(e)
5,339 473
Ultra Clean Holdings Inc
(e)
2,079 65
Veeco Instruments Inc
(e)
5,428 99
$ 83,103
Software - 8 .15%
8x8 Inc
(e)
16,086 68
ACI Worldwide Inc
(e)
15,415 375
ACV Auctions Inc
(e)
7,591 69
Agilysys Inc
(e)
2,666 171
Alignment Healthcare Inc
(e)
450,271 5,961
Alkami Technology Inc
(e)
4,827 77
Altair Engineering Inc
(e)
6,995 343
American Software Inc/GA 3,557 61
Amplitude Inc
(e)
7,526 126
Apollo Medical Holdings Inc
(e)
5,239 186
Appfolio Inc
(e)
2,564 321
Appian Corp
(e)
5,388 263
Asana Inc
(e)
9,912 204
AvePoint Inc
(a),(e)
17,333 76
Avid Technology Inc
(e)
3,027 83
AvidXchange Holdings Inc
(e)
17,599 160
Bandwidth Inc
(e)
596 7
Benefitfocus Inc
(e)
2,385 17
Bentley Systems Inc 159,348 5,622
BigCommerce Holdings Inc
(e)
576,666 8,569
Blackbaud Inc
(e)
5,920 324
Blackline Inc
(e)
326,956 18,309
Box Inc
(e)
18,819 547
Braze Inc
(a),(e)
211,821 6,272
Brightcove Inc
(e)
3,777 25
BTRS Holdings Inc
(e)
13,499 127
C3.ai Inc
(e)
1,742 23
Clear Secure Inc
(e)
8,374 226
CommVault Systems Inc
(e)
5,992 365
Consensus Cloud Solutions Inc
(e)
1,029 58
CS Disco Inc
(e)
2,993 32
CSG Systems International Inc 4,261 276
Digi International Inc
(e)
1,564 63
Digimarc Corp
(e)
1,734 28

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Digital Turbine Inc
(e)
12,636 $ 185
DigitalOcean Holdings Inc
(e)
209,060 7,509
Domo Inc
(e)
4,089 72
Donnelley Financial Solutions Inc
(e)
234 10
Duck Creek Technologies Inc
(e)
10,395 124
Duolingo Inc
(e)
3,169 259
Dynatrace Inc
(e)
314,188 11,072
Ebix Inc 751 15
eGain Corp
(e)
1,209 10
Elastic NV
(e)
102,620 6,563
Enfusion Inc
(a),(e)
212,269 3,008
EngageSmart Inc
(e)
4,697 92
Envestnet Inc
(e)
160,919 7,935
Everbridge Inc
(e)
5,328 167
EverCommerce Inc
(a),(e)
420 4
Evolent Health Inc
(e)
11,032 351
Faraday Future Intelligent Electric Inc
(e)
7,178 4
Five9 Inc
(e)
108,930 6,564
ForgeRock Inc
(e)
2,939 66
Hims & Hers Health Inc
(e)
13,818 63
HireRight Holdings Corp
(e)
247,034 3,325
IBEX Holdings Ltd
(e)
761 15
Inseego Corp
(e)
2,389 5
Inspired Entertainment Inc
(e)
1,993 20
Instructure Holdings Inc
(e)
14,378 340
Intapp Inc
(e)
1,915 43
IonQ Inc
(a),(e)
2,095 12
Jamf Holding Corp
(e)
93,317 2,209
LivePerson Inc
(e)
9,467 100
Loyalty Ventures Inc
(e)
964 1
Manhattan Associates Inc
(e)
78,385 9,537
Matterport Inc
(e)
21,555 75
MeridianLink Inc
(e)
3,094 56
MicroStrategy Inc
(a),(e)
749 200
Model N Inc
(e)
210,945 8,016
Momentive Global Inc
(e)
17,537 136
Monday.com Ltd
(e)
60,160 6,434
N-able Inc
(e)
8,011 87
NextGen Healthcare Inc
(e)
3,679 74
Nutex Health Inc
(e)
5,219 4
Outset Medical Inc
(e)
6,452 100
PagerDuty Inc
(e)
11,451 286
PDF Solutions Inc
(e)
107,393 2,532
Pear Therapeutics Inc
(e)
3,928 11
Phreesia Inc
(e)
359,824 9,830
Playstudios Inc
(e)
5,301 24
PowerSchool Holdings Inc
(e)
2,130 43
Privia Health Group Inc
(e)
142,830 4,782
Progress Software Corp 5,884 300
PROS Holdings Inc
(e)
266,943 6,660
PubMatic Inc
(e)
5,199 91
Red Violet Inc
(e)
1,293 23
Sapiens International Corp NV 2,986 59
Schrodinger Inc/United States
(e)
7,263 174
Simulations Plus Inc 2,102 87
Smartsheet Inc
(e)
215,886 7,539
Sprout Social Inc
(e)
6,184 373
SPS Commerce Inc
(e)
4,880 617
Sumo Logic Inc
(e)
268,295 2,068
Take-Two Interactive Software Inc
(e)
31,665 3,752
UserTesting Inc
(a),(e)
6,367 47
Verint Systems Inc
(e)
7,793 276
Veritone Inc
(a),(e)
4,210 31
Verra Mobility Corp
(e)
19,284 329
Viant Technology Inc
(e)
1,922 9
Vimeo Inc
(e)
19,267 73
Weave Communications Inc
(e)
4,205 23
WM Technology Inc
(e)
9,207 19
Workiva Inc
(e)
198,789 15,468
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Yext Inc
(e)
15,324 $ 82
Zeta Global Holdings Corp
(e)
14,705 123
Zuora Inc
(e)
444,338 3,417
$ 183,444
Telecommunications - 0 .90%
A10 Networks Inc 7,043 118
ADTRAN Holdings Inc 8,577 193
Anterix Inc
(e)
703 27
Calix Inc
(e)
6,013 443
Cambium Networks Corp
(e)
1,546 30
Casa Systems Inc
(e)
4,760 15
Clearfield Inc
(e)
1,556 189
CommScope Holding Co Inc
(e)
27,604 366
Consolidated Communications Holdings Inc
(e)
950 5
Credo Technology Group Holding Ltd
(a),(e)
142,099 1,952
Cyxtera Technologies Inc
(e)
4,965 12
DigitalBridge Group Inc 247,536 3,168
DZS Inc
(e)
2,369 38
Extreme Networks Inc
(e)
16,995 305
Globalstar Inc
(e)
77,339 168
Gogo Inc
(e)
525 7
Harmonic Inc
(e)
12,388 191
IDT Corp - Class B
(e)
1,397 36
Infinera Corp
(e)
1,270,547 7,128
InterDigital Inc 1,486 74
Iridium Communications Inc
(e)
17,142 883
Ondas Holdings Inc
(a),(e)
4,788 19
Ooma Inc
(e)
3,083 50
Planet Labs PBC
(e)
18,268 96
Starry Group Holdings Inc
(e)
3,009 1
Viavi Solutions Inc
(e)
318,206 4,805
$ 20,319
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
4,284 89
Vinco Ventures Inc
(e)
17,699 16
$ 105
Transportation - 1 .01%
Air Transport Services Group Inc
(e)
3,005 88
ArcBest Corp 1,073 85
CryoPort Inc
(e)
4,803 133
Daseke Inc
(e)
5,479 32
Forward Air Corp 59,779 6,329
Knight-Swift Transportation Holdings Inc 83,616 4,016
Marten Transport Ltd 5,847 110
PAM Transportation Services Inc
(e)
888 25
Radiant Logistics Inc
(e)
1,265 8
Saia Inc
(e)
59,085 11,750
Universal Logistics Holdings Inc 727 23
Werner Enterprises Inc 1,041 41
$ 22,640
Trucking & Leasing - 0 .00%
GATX Corp 263 28
Water - 0 .03%
American States Water Co 2,365 214
Artesian Resources Corp 731 38
California Water Service Group 1,898 118
Global Water Resources Inc 1,831 24
Middlesex Water Co 2,337 209
York Water Co/The 1,910 83
$ 686
TOTAL COMMON STOCKS $ 2,097,448
Total Investments $ 2,268,705
Other Assets and Liabilities -  (0.74)% (16,583)
TOTAL NET ASSETS - 100.00% $ 2,252,122

Schedule of Investments
SmallCap Growth Fund I
October 31, 2022
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,738 or 1.59% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,965 or 1.64% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31 .82%
Technology 14 .84%
Industrial 13 .75%
Consumer, Cyclical 12 .99%
Financial 8 .03%
Money Market Funds 6 .62%
Energy 6 .35%
Communications 2 .84%
Basic Materials 2 .22%
Investment Companies 0 .99%
Utilities 0 .29%
Diversified 0 .00%
Other Assets and Liabilities
( 0 .74 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 156,078 $ 1,459,971 $ 1,475,072 $ 140,977
$ 156,078 $ 1,459,971 $ 1,475,072 $ 140,977
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 676 $ — $ — $ —
$ 676 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2022 Long 93 $ 8,616 $ 639
Total $ 639
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .75 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Core S&P Small-Cap ETF 14,744 $ 1,443
Money Market Funds - 2 .63%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
1,976,683 1,977
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(c)
28,521,126 28,521
$ 30,498
TOTAL INVESTMENT COMPANIES $ 31,941
COMMON STOCKS - 97 .42 % Shares Held Value (000's)
Aerospace & Defense - 1 .47%
AAR Corp
(d)
42,521 $ 1,885
Aerojet Rocketdyne Holdings Inc
(d)
95,592 4,631
AeroVironment Inc
(d)
31,594 2,891
Barnes Group Inc 63,867 2,259
Kaman Corp 35,412 1,137
Moog Inc 36,615 3,103
National Presto Industries Inc 6,422 453
Triumph Group Inc
(d)
82,139 743
$ 17,102
Agriculture - 0 .50%
Andersons Inc/The 40,240 1,419
Fresh Del Monte Produce Inc 38,704 1,009
Universal Corp/VA 31,103 1,574
Vector Group Ltd 166,348 1,767
$ 5,769
Airlines - 0 .36%
Allegiant Travel Co
(d)
19,536 1,466
Hawaiian Holdings Inc
(d)
64,966 938
SkyWest Inc
(d)
63,958 1,131
Sun Country Airlines Holdings Inc
(d)
41,163 670
$ 4,205
Apparel - 0 .90%
Kontoor Brands Inc 62,317 2,225
Oxford Industries Inc 18,931 1,926
Steven Madden Ltd 93,885 2,804
Urban Outfitters Inc
(d)
76,150 1,817
Wolverine World Wide Inc 99,543 1,705
$ 10,477
Automobile Manufacturers - 0 .11%
Wabash National Corp 61,381 1,329
Automobile Parts & Equipment - 1 .09%
American Axle & Manufacturing Holdings Inc
(d)
144,823 1,403
Dorman Products Inc
(d)
35,765 2,919
Gentherm Inc
(d)
41,929 2,450
Methode Electronics Inc 46,461 1,916
Motorcar Parts of America Inc
(d)
24,308 462
Standard Motor Products Inc 23,548 893
Titan International Inc
(d)
64,317 962
XPEL Inc
(d)
24,788 1,715
$ 12,720
Banks - 10 .41%
Ameris Bancorp 82,428 4,246
BancFirst Corp 21,971 2,105
Bancorp Inc/The
(d)
71,503 1,972
BankUnited Inc 98,516 3,542
Banner Corp 43,227 3,231
Central Pacific Financial Corp 34,620 710
City Holding Co 18,781 1,894
Columbia Banking System Inc 99,431 3,328
Community Bank System Inc 67,933 4,241
Customers Bancorp Inc
(d)
38,562 1,299
CVB Financial Corp 166,136 4,771
Dime Community Bancshares Inc 40,989 1,415
Eagle Bancorp Inc 40,564 1,837
FB Financial Corp 44,456 1,865
First BanCorp/Puerto Rico 237,663 3,753
First Bancorp/Southern Pines NC 45,113 2,011
First Commonwealth Financial Corp 118,057 1,693
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Financial Bancorp 119,946 $ 3,127
First Hawaiian Inc 161,445 4,130
Flagstar Bancorp Inc 67,424 2,609
Hanmi Financial Corp 38,542 1,032
Heritage Financial Corp/WA 44,381 1,495
Hilltop Holdings Inc 57,965 1,678
HomeStreet Inc 22,481 584
Hope Bancorp Inc 151,050 2,050
Independent Bank Corp 58,031 5,049
Independent Bank Group Inc 44,763 2,824
Lakeland Financial Corp 32,051 2,649
National Bank Holdings Corp 38,027 1,666
NBT Bancorp Inc 54,160 2,567
OFG Bancorp 60,122 1,676
Park National Corp 18,290 2,698
Pathward Financial Inc 36,733 1,544
Preferred Bank/Los Angeles CA 17,227 1,324
Renasant Corp 70,735 2,856
S&T Bancorp Inc 49,491 1,871
Seacoast Banking Corp of Florida 77,639 2,399
ServisFirst Bancshares Inc 61,795 4,655
Simmons First National Corp 162,226 3,872
Southside Bancshares Inc 38,558 1,320
Stellar Bancorp Inc 56,776 1,865
Tompkins Financial Corp 15,938 1,320
Triumph Bancorp Inc
(d)
29,074 1,497
TrustCo Bank Corp NY 24,183 903
Trustmark Corp 77,375 2,830
United Community Banks Inc/GA 134,090 5,163
Veritex Holdings Inc 68,242 2,155
Walker & Dunlop Inc 38,836 3,494
Westamerica BanCorp 34,023 2,134
$ 120,949
Beverages - 0 .31%
MGP Ingredients Inc 19,462 2,181
National Beverage Corp 29,502 1,399
$ 3,580
Biotechnology - 2 .33%
ANI Pharmaceuticals Inc
(d)
15,254 589
Arcus Biosciences Inc
(d)
65,683 1,674
Avid Bioservices Inc
(d)
78,176 1,324
Cara Therapeutics Inc
(d)
57,054 536
Cytokinetics Inc
(d)
119,022 5,197
Dynavax Technologies Corp
(d)
148,704 1,703
Emergent BioSolutions Inc
(d)
56,105 1,170
Innoviva Inc
(d)
79,315 1,076
iTeos Therapeutics Inc
(d)
31,032 605
Ligand Pharmaceuticals Inc
(d)
20,278 1,777
Myriad Genetics Inc
(d)
101,944 2,114
Nektar Therapeutics
(d)
236,930 891
NeoGenomics Inc
(d)
159,040 1,209
Organogenesis Holdings Inc
(d)
89,358 293
REGENXBIO Inc
(d)
47,549 1,125
Vericel Corp
(d)
59,646 1,603
Vir Biotechnology Inc
(d)
95,581 2,101
Xencor Inc
(d)
75,475 2,113
$ 27,100
Building Materials - 2 .06%
AAON Inc 53,093 3,424
American Woodmark Corp
(d)
20,979 951
Apogee Enterprises Inc 28,013 1,285
Boise Cascade Co 49,873 3,330
Gibraltar Industries Inc
(d)
39,986 2,043
Griffon Corp 59,880 1,925
PGT Innovations Inc
(d)
75,790 1,615
SPX Technologies Inc
(d)
57,162 3,764
UFP Industries Inc 77,908 5,549
$ 23,886

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .91%
AdvanSix Inc 35,408 $ 1,288
American Vanguard Corp 36,684 854
Balchem Corp 40,609 5,677
Hawkins Inc 23,903 1,076
HB Fuller Co 67,212 4,685
Innospec Inc 31,343 3,134
Koppers Holdings Inc 26,420 659
Mativ Holdings Inc 69,125 1,641
Minerals Technologies Inc 41,206 2,267
Quaker Chemical Corp 17,225 2,802
Rayonier Advanced Materials Inc
(d)
80,878 368
Rogers Corp
(d)
23,680 5,573
Stepan Co 26,791 2,798
Trinseo PLC 44,215 832
Unifi Inc
(d)
16,353 149
$ 33,803
Coal - 0 .50%
CONSOL Energy Inc 41,435 2,611
SunCoke Energy Inc 105,428 766
Warrior Met Coal Inc 65,304 2,425
$ 5,802
Commercial Services - 4 .57%
Aaron's Co Inc/The 38,909 405
ABM Industries Inc 84,437 3,758
Adtalem Global Education Inc
(d)
57,149 2,383
Alarm.com Holdings Inc
(d)
62,883 3,700
AMN Healthcare Services Inc
(d)
54,710 6,866
Arlo Technologies Inc
(d)
110,790 571
CoreCivic Inc
(d)
148,702 1,557
CorVel Corp
(d)
11,663 1,915
Cross Country Healthcare Inc
(d)
45,916 1,703
Deluxe Corp 54,471 1,001
EVERTEC Inc 83,408 2,987
Forrester Research Inc
(d)
14,156 599
GEO Group Inc/The
(d)
156,883 1,327
Green Dot Corp
(d)
60,479 1,151
Heidrick & Struggles International Inc 24,954 703
Kelly Services Inc 43,730 715
Korn Ferry 69,037 3,838
LiveRamp Holdings Inc
(d)
84,886 1,559
Medifast Inc 13,930 1,630
Mister Car Wash Inc
(d)
99,903 882
Monro Inc 40,706 1,944
Payoneer Global Inc
(d)
249,657 1,935
Perdoceo Education Corp
(d)
85,663 979
PROG Holdings Inc
(d)
63,807 1,054
Rent-A-Center Inc/TX 67,360 1,404
Resources Connection Inc 40,184 734
Strategic Education Inc 28,345 1,956
Stride Inc
(d)
51,371 1,721
TrueBlue Inc
(d)
41,324 812
Viad Corp
(d)
26,071 972
WW International Inc
(d)
67,629 306
$ 53,067
Computers - 0 .98%
3D Systems Corp
(d)
164,708 1,454
Corsair Gaming Inc
(d)
48,441 669
Diebold Nixdorf Inc
(d)
93,957 234
Insight Enterprises Inc
(d)
38,602 3,648
NetScout Systems Inc
(d)
85,857 3,084
OneSpan Inc
(d)
44,551 490
TTEC Holdings Inc 23,872 1,062
Unisys Corp
(d)
85,700 728
$ 11,369
Consumer Products - 0 .54%
Central Garden & Pet Co
(d)
12,304 508
Central Garden & Pet Co - A Shares
(d)
52,401 2,051
Quanex Building Products Corp 42,123 934
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
WD-40 Co 17,229 $ 2,759
$ 6,252
Cosmetics & Personal Care - 0 .61%
Edgewell Personal Care Co 65,522 2,568
elf Beauty Inc
(d)
62,963 2,724
Inter Parfums Inc 22,556 1,824
$ 7,116
Distribution & Wholesale - 0 .91%
G-III Apparel Group Ltd
(d)
54,873 1,070
KAR Auction Services Inc
(d)
146,440 2,128
Resideo Technologies Inc
(d)
184,187 4,350
ScanSource Inc
(d)
31,901 988
Veritiv Corp 17,656 2,053
$ 10,589
Diversified Financial Services - 1 .64%
B Riley Financial Inc 20,030 815
Blucora Inc
(d)
60,362 1,330
Brightsphere Investment Group Inc 40,860 769
Encore Capital Group Inc
(d)
30,192 1,537
Enova International Inc
(d)
40,470 1,517
EZCORP Inc
(d)
67,872 655
LendingTree Inc
(d)
13,740 347
Mr Cooper Group Inc
(d)
90,585 3,577
Piper Sandler Cos 17,333 2,218
PRA Group Inc
(d)
49,277 1,651
StoneX Group Inc
(d)
21,775 2,032
Virtus Investment Partners Inc 8,647 1,483
WisdomTree Investments Inc 140,844 765
World Acceptance Corp
(d)
4,607 374
$ 19,070
Electric - 0 .42%
Avista Corp 92,262 3,785
Unitil Corp 20,273 1,069
$ 4,854
Electrical Components & Equipment - 0 .37%
Encore Wire Corp 24,181 3,327
Insteel Industries Inc 24,661 650
Powell Industries Inc 11,470 283
$ 4,260
Electronics - 2 .66%
Advanced Energy Industries Inc 47,231 3,715
Badger Meter Inc 37,005 4,162
Benchmark Electronics Inc 44,451 1,262
Brady Corp 59,025 2,700
Comtech Telecommunications Corp 34,778 384
CTS Corp 40,287 1,592
FARO Technologies Inc
(d)
23,110 675
Itron Inc
(d)
57,069 2,790
Knowles Corp
(d)
115,859 1,593
Mesa Laboratories Inc 6,319 836
OSI Systems Inc
(d)
20,040 1,647
Plexus Corp
(d)
35,037 3,448
Sanmina Corp
(d)
73,081 4,096
TTM Technologies Inc
(d)
129,199 1,978
$ 30,878
Energy - Alternate Sources - 0 .25%
FutureFuel Corp 32,644 223
Green Plains Inc
(d)
73,442 2,122
REX American Resources Corp
(d)
19,873 596
$ 2,941
Engineering & Construction - 2 .06%
Arcosa Inc 61,137 3,925
Comfort Systems USA Inc 45,230 5,576
Exponent Inc 64,626 6,156
Frontdoor Inc
(d)
103,025 2,273
Granite Construction Inc 55,735 1,880
MYR Group Inc
(d)
21,059 1,843

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
NV5 Global Inc
(d)
15,725 $ 2,279
$ 23,932
Entertainment - 0 .52%
Cinemark Holdings Inc
(d)
135,653 1,439
Golden Entertainment Inc
(d)
27,748 1,172
Monarch Casino & Resort Inc
(d)
16,717 1,328
Six Flags Entertainment Corp
(d)
93,514 2,085
$ 6,024
Environmental Control - 0 .05%
Harsco Corp
(d)
100,424 531
Food - 2 .62%
B&G Foods Inc
(e)
90,608 1,484
Calavo Growers Inc 22,432 776
Cal-Maine Foods Inc 47,989 2,712
Chefs' Warehouse Inc/The
(d)
43,049 1,577
Hain Celestial Group Inc/The
(d)
113,529 2,124
Hostess Brands Inc
(d)
172,568 4,569
J & J Snack Foods Corp 18,926 2,794
John B Sanfilippo & Son Inc 11,289 942
Seneca Foods Corp - Class A
(d)
7,082 447
Simply Good Foods Co/The
(d)
107,861 4,131
SpartanNash Co 45,672 1,631
Tootsie Roll Industries Inc 22,462 907
TreeHouse Foods Inc
(d)
63,768 3,204
United Natural Foods Inc
(d)
73,697 3,125
$ 30,423
Food Service - 0 .11%
Healthcare Services Group Inc 93,625 1,307
Forest Products & Paper - 0 .31%
Clearwater Paper Corp
(d)
21,166 941
Mercer International Inc 51,029 685
Sylvamo Corp 41,842 2,016
$ 3,642
Gas - 0 .88%
Chesapeake Utilities Corp 22,427 2,789
Northwest Natural Holding Co 44,016 2,117
South Jersey Industries Inc 154,829 5,368
$ 10,274
Hand & Machine Tools - 0 .51%
Enerpac Tool Group Corp 73,508 1,868
Franklin Electric Co Inc 49,162 4,028
$ 5,896
Healthcare - Products - 2 .23%
AngioDynamics Inc
(d)
49,269 694
Artivion Inc
(d)
50,971 569
Avanos Medical Inc
(d)
58,773 1,302
BioLife Solutions Inc
(d)
43,089 1,014
Cardiovascular Systems Inc
(d)
51,563 745
CONMED Corp 38,515 3,071
Cutera Inc
(d)
22,519 1,035
Glaukos Corp
(d)
60,175 3,374
Inogen Inc
(d)
28,907 655
Integer Holdings Corp
(d)
41,876 2,610
LeMaitre Vascular Inc 24,436 1,061
Meridian Bioscience Inc
(d)
55,309 1,768
Merit Medical Systems Inc
(d)
71,763 4,935
OraSure Technologies Inc
(d)
91,810 400
Orthofix Medical Inc
(d)
25,291 406
Surmodics Inc
(d)
17,706 605
Varex Imaging Corp
(d)
50,445 1,115
Zimvie Inc
(d)
26,382 231
Zynex Inc
(e)
28,163 321
$ 25,911
Healthcare - Services - 1 .80%
Addus HomeCare Corp
(d)
20,330 2,082
Community Health Systems Inc
(d)
158,392 455
Enhabit Inc
(d)
62,731 779
Ensign Group Inc/The 69,900 6,276
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Fulgent Genetics Inc
(d)
25,635 $ 1,016
Joint Corp/The
(d)
18,326 303
ModivCare Inc
(d)
15,987 1,554
Pediatrix Medical Group Inc
(d)
106,646 2,069
Pennant Group Inc/The
(d)
35,491 437
RadNet Inc
(d)
61,585 1,177
Select Medical Holdings Corp 130,537 3,352
US Physical Therapy Inc 16,441 1,460
$ 20,960
Home Builders - 2 .14%
Cavco Industries Inc
(d)
10,458 2,371
Century Communities Inc 36,314 1,616
Green Brick Partners Inc
(d)
34,342 794
Installed Building Products Inc 29,799 2,563
LCI Industries 32,152 3,412
LGI Homes Inc
(d)
25,892 2,384
M/I Homes Inc
(d)
35,098 1,456
MDC Holdings Inc 71,968 2,192
Meritage Homes Corp
(d)
46,231 3,521
Tri Pointe Homes Inc
(d)
128,498 2,152
Winnebago Industries Inc 40,145 2,396
$ 24,857
Home Furnishings - 0 .79%
Ethan Allen Interiors Inc 28,811 737
iRobot Corp
(d)
34,425 1,945
MillerKnoll Inc 95,728 2,028
Sleep Number Corp
(d)
27,769 770
Sonos Inc
(d)
160,880 2,594
Universal Electronics Inc
(d)
15,199 310
Xperi Inc
(d)
52,691 736
$ 9,120
Housewares - 0 .03%
Tupperware Brands Corp
(d)
48,904 378
Insurance - 2 .88%
Ambac Financial Group Inc
(d)
56,846 799
American Equity Investment Life Holding Co 89,747 3,866
AMERISAFE Inc 24,380 1,424
Assured Guaranty Ltd 78,266 4,633
Employers Holdings Inc 34,522 1,506
Genworth Financial Inc
(d)
636,828 2,974
HCI Group Inc 9,035 331
Horace Mann Educators Corp 51,706 2,040
James River Group Holdings Ltd 47,348 1,197
Mercury General Corp 33,600 974
NMI Holdings Inc
(d)
107,087 2,348
Palomar Holdings Inc
(d)
31,916 2,839
ProAssurance Corp 68,223 1,515
Safety Insurance Group Inc 18,634 1,620
SiriusPoint Ltd
(d)
107,408 690
Stewart Information Services Corp 34,273 1,335
Trupanion Inc
(d)
44,300 2,236
United Fire Group Inc 27,386 742
Universal Insurance Holdings Inc 34,950 351
$ 33,420
Internet - 1 .56%
Cars.com Inc
(d)
79,793 1,108
Cogent Communications Holdings Inc 53,937 2,832
ePlus Inc
(d)
33,999 1,657
HealthStream Inc
(d)
30,532 754
Liquidity Services Inc
(d)
34,189 587
OptimizeRx Corp
(d)
22,786 351
Perficient Inc
(d)
43,748 2,930
QuinStreet Inc
(d)
65,132 743
Shutterstock Inc 30,465 1,524
TechTarget Inc
(d)
34,318 2,215
Yelp Inc
(d)
88,844 3,413
$ 18,114

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .68%
ATI Inc
(d)
164,229 $ 4,887
Carpenter Technology Corp 61,039 2,283
Haynes International Inc 15,756 771
$ 7,941
Leisure Products & Services - 0 .18%
Vista Outdoor Inc
(d)
71,469 2,075
Lodging - 0 .04%
Marcus Corp/The 30,840 464
Machinery - Construction & Mining - 0 .11%
Astec Industries Inc 28,908 1,262
Machinery - Diversified - 1 .50%
Alamo Group Inc 13,009 1,978
Albany International Corp 39,318 3,602
Applied Industrial Technologies Inc 48,605 6,046
CIRCOR International Inc
(d)
25,743 532
DXP Enterprises Inc/TX
(d)
20,015 573
Ichor Holdings Ltd
(d)
36,335 924
Lindsay Corp 13,881 2,350
Tennant Co 23,502 1,369
$ 17,374
Media - 0 .37%
AMC Networks Inc
(d)
35,370 796
EW Scripps Co/The
(d)
73,203 1,039
Gannett Co Inc
(d)
178,781 259
Scholastic Corp 38,208 1,457
Thryv Holdings Inc
(d)
38,748 793
$ 4,344
Metal Fabrication & Hardware - 0 .87%
AZZ Inc 31,340 1,260
Mueller Industries Inc 71,664 4,489
Olympic Steel Inc 12,097 329
Proto Labs Inc
(d)
34,772 1,328
Standex International Corp 15,127 1,499
TimkenSteel Corp
(d)
52,013 907
Tredegar Corp 31,792 346
$ 10,158
Mining - 1 .18%
Arconic Corp
(d)
129,795 2,695
Century Aluminum Co
(d)
64,681 466
Compass Minerals International Inc 43,189 1,708
Kaiser Aluminum Corp 20,155 1,628
Livent Corp
(d)
226,610 7,154
$ 13,651
Miscellaneous Manufacturers - 2 .56%
EnPro Industries Inc 26,299 2,801
ESCO Technologies Inc 32,686 2,817
Fabrinet
(d)
46,507 5,320
Federal Signal Corp 76,649 3,576
Hillenbrand Inc 87,812 3,879
John Bean Technologies Corp 40,283 3,674
Materion Corp 25,948 2,224
Myers Industries Inc 46,106 935
Park Aerospace Corp 24,572 306
Sturm Ruger & Co Inc 22,338 1,254
Trinity Industries Inc 103,678 2,958
$ 29,744
Office & Business Equipment - 0 .05%
Pitney Bowes Inc 204,440 636
Office Furnishings - 0 .20%
HNI Corp 52,256 1,515
Interface Inc 74,291 840
$ 2,355
Oil & Gas - 3 .41%
Callon Petroleum Co
(d)
64,753 2,847
Civitas Resources Inc 65,577 4,585
Helmerich & Payne Inc 133,115 6,591
Laredo Petroleum Inc
(d)
21,622 1,398
Nabors Industries Ltd
(d)
11,310 1,968
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Par Pacific Holdings Inc
(d)
69,994 $ 1,601
Patterson-UTI Energy Inc 274,120 4,838
PBF Energy Inc 135,646 6,002
Ranger Oil Corp 25,046 1,024
SM Energy Co 154,991 6,972
Talos Energy Inc
(d)
82,438 1,754
$ 39,580
Oil & Gas Services - 1 .21%
Archrock Inc 169,205 1,271
Bristow Group Inc
(d)
29,667 888
Core Laboratories NV 58,567 1,140
DMC Global Inc
(d)
23,455 507
Dril-Quip Inc
(d)
43,459 1,081
Helix Energy Solutions Group Inc
(d)
180,316 1,262
NOW Inc
(d)
140,145 1,784
Oceaneering International Inc
(d)
126,756 1,773
Oil States International Inc
(d)
80,783 523
ProPetro Holding Corp
(d)
110,810 1,312
RPC Inc 105,198 1,171
US Silica Holdings Inc
(d)
95,523 1,375
$ 14,087
Packaging & Containers - 0 .37%
Matthews International Corp 38,694 1,040
O-I Glass Inc
(d)
196,866 3,211
$ 4,251
Pharmaceuticals - 2 .80%
AdaptHealth Corp
(d)
96,926 2,210
Amphastar Pharmaceuticals Inc
(d)
48,333 1,493
Anika Therapeutics Inc
(d)
18,459 525
Catalyst Pharmaceuticals Inc
(d)
119,593 1,659
Coherus Biosciences Inc
(d)
81,561 709
Collegium Pharmaceutical Inc
(d)
43,145 774
Corcept Therapeutics Inc
(d)
120,514 3,447
Eagle Pharmaceuticals Inc/DE
(d)
13,438 423
Embecta Corp 73,073 2,259
Enanta Pharmaceuticals Inc
(d)
24,628 1,111
Harmony Biosciences Holdings Inc
(d)
37,396 1,944
Heska Corp
(d)
12,858 923
Ironwood Pharmaceuticals Inc
(d)
168,541 1,844
Owens & Minor Inc 96,398 1,639
Pacira BioSciences Inc
(d)
57,934 2,999
Phibro Animal Health Corp 25,714 378
Prestige Consumer Healthcare Inc
(d)
62,913 3,427
Supernus Pharmaceuticals Inc
(d)
67,633 2,318
uniQure NV
(d)
51,987 968
USANA Health Sciences Inc
(d)
14,076 739
Vanda Pharmaceuticals Inc
(d)
71,508 749
$ 32,538
Real Estate - 0 .40%
Anywhere Real Estate Inc
(d)
144,602 1,074
Douglas Elliman Inc 85,287 394
Marcus & Millichap Inc 31,829 1,173
RE/MAX Holdings Inc 23,733 462
St Joe Co/The 43,194 1,535
$ 4,638
REITs - 8 .35%
Acadia Realty Trust 120,019 1,677
Agree Realty Corp 100,929 6,934
Alexander & Baldwin Inc 91,911 1,790
American Assets Trust Inc 65,810 1,808
Apollo Commercial Real Estate Finance Inc 163,531 1,841
Armada Hoffler Properties Inc 85,600 1,001
ARMOUR Residential REIT Inc 144,927 771
Brandywine Realty Trust 216,910 1,423
CareTrust REIT Inc 122,670 2,291
Centerspace 19,435 1,347
Chatham Lodging Trust
(d)
61,706 800
Community Healthcare Trust Inc 29,511 1,021
DiamondRock Hospitality Co 266,662 2,491

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Diversified Healthcare Trust 302,316 $ 411
Easterly Government Properties Inc 114,817 1,997
Ellington Financial Inc 72,012 964
Elme Communities 110,500 2,109
Essential Properties Realty Trust Inc 178,540 3,842
Four Corners Property Trust Inc 102,985 2,639
Franklin BSP Realty Trust Inc 105,917 1,492
Franklin Street Properties Corp 116,161 335
Getty Realty Corp 53,765 1,693
Global Net Lease Inc 131,090 1,606
Granite Point Mortgage Trust Inc 66,187 520
Hersha Hospitality Trust 41,549 380
Hudson Pacific Properties Inc 162,973 1,799
Industrial Logistics Properties Trust 82,718 387
Innovative Industrial Properties Inc 35,366 3,823
Invesco Mortgage Capital Inc 41,752 489
iStar Inc 107,938 1,131
KKR Real Estate Finance Trust Inc 73,543 1,281
LTC Properties Inc 51,208 1,980
LXP Industrial Trust 353,861 3,425
New York Mortgage Trust Inc 477,541 1,285
NexPoint Residential Trust Inc 29,103 1,327
Office Properties Income Trust 61,261 937
Orion Office REIT Inc 71,603 671
Outfront Media Inc 184,582 3,332
PennyMac Mortgage Investment Trust 114,506 1,588
Ready Capital Corp 128,724 1,560
Redwood Trust Inc 147,623 1,053
Retail Opportunity Investments Corp 157,455 2,280
RPT Realty 107,683 1,001
Safehold Inc 22,012 644
Saul Centers Inc 16,304 668
Service Properties Trust 208,777 1,693
SITE Centers Corp 235,424 2,915
Summit Hotel Properties Inc 135,149 1,168
Sunstone Hotel Investors Inc 268,424 2,993
Tanger Factory Outlet Centers Inc 131,953 2,376
Two Harbors Investment Corp 435,464 1,550
Uniti Group Inc 299,947 2,328
Universal Health Realty Income Trust 16,052 781
Urban Edge Properties 148,478 2,097
Urstadt Biddle Properties Inc 38,134 715
Veris Residential Inc
(d)
100,180 1,586
Whitestone REIT 58,671 552
Xenia Hotels & Resorts Inc 144,574 2,469
$ 97,067
Retail - 6 .45%
Abercrombie & Fitch Co
(d)
63,777 1,121
Academy Sports & Outdoors Inc 107,585 4,737
American Eagle Outfitters Inc 199,175 2,263
America's Car-Mart Inc/TX
(d)
7,519 514
Asbury Automotive Group Inc
(d)
27,981 4,414
Bed Bath & Beyond Inc
(d),(e)
87,948 402
Big Lots Inc 36,558 690
BJ's Restaurants Inc
(d)
29,652 974
Bloomin' Brands Inc 112,893 2,711
Boot Barn Holdings Inc
(d)
37,682 2,140
Brinker International Inc
(d)
55,427 1,851
Buckle Inc/The 37,367 1,470
Caleres Inc 46,447 1,269
Cato Corp/The 20,513 244
Cheesecake Factory Inc/The 61,408 2,199
Chico's FAS Inc
(d)
158,214 930
Children's Place Inc/The
(d)
16,654 674
Chuy's Holdings Inc
(d)
23,827 698
Conn's Inc
(d)
16,241 133
Dave & Buster's Entertainment Inc
(d)
53,822 2,145
Designer Brands Inc 71,253 1,085
Dine Brands Global Inc 19,826 1,429
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
El Pollo Loco Holdings Inc 24,795 $ 249
Genesco Inc
(d)
16,487 776
GMS Inc
(d)
53,918 2,545
Group 1 Automotive Inc 19,960 3,453
Guess? Inc 42,193 716
Haverty Furniture Cos Inc 16,937 450
Hibbett Inc 16,351 1,021
Jack in the Box Inc 26,622 2,349
La-Z-Boy Inc 54,862 1,359
Leslie's Inc
(d)
187,346 2,630
LL Flooring Holdings Inc
(d)
37,090 309
MarineMax Inc
(d)
27,226 880
Movado Group Inc 20,269 670
National Vision Holdings Inc
(d)
99,735 3,694
ODP Corp/The
(d)
54,091 2,140
Patrick Industries Inc 27,462 1,255
PC Connection Inc 14,282 759
PetMed Express Inc 26,568 566
PriceSmart Inc 31,675 2,026
Ruth's Hospitality Group Inc 38,963 810
Sally Beauty Holdings Inc
(d)
135,299 1,720
Shake Shack Inc
(d)
47,172 2,621
Shoe Carnival Inc 21,624 519
Signet Jewelers Ltd 58,807 3,837
Sonic Automotive Inc 23,415 1,095
World Fuel Services Corp 78,280 1,995
Zumiez Inc
(d)
19,683 442
$ 74,979
Savings & Loans - 1 .87%
Axos Financial Inc
(d)
67,262 2,621
Banc of California Inc 70,528 1,176
Berkshire Hills Bancorp Inc 57,888 1,693
Brookline Bancorp Inc 96,949 1,333
Capitol Federal Financial Inc 163,260 1,335
Northfield Bancorp Inc 53,858 864
Northwest Bancshares Inc 160,405 2,416
Pacific Premier Bancorp Inc 120,056 4,371
Provident Financial Services Inc 94,871 2,127
WSFS Financial Corp 80,298 3,739
$ 21,675
Semiconductors - 2 .72%
Alpha & Omega Semiconductor Ltd
(d)
28,028 918
Axcelis Technologies Inc
(d)
41,765 2,422
CEVA Inc
(d)
29,372 812
Cohu Inc
(d)
60,972 2,007
Diodes Inc
(d)
57,501 4,121
FormFactor Inc
(d)
97,517 1,971
Kulicke & Soffa Industries Inc 73,414 3,079
MaxLinear Inc
(d)
91,111 2,814
Onto Innovation Inc
(d)
62,810 4,198
Photronics Inc
(d)
77,881 1,263
Rambus Inc
(d)
139,738 4,215
SMART Global Holdings Inc
(d)
63,201 855
Ultra Clean Holdings Inc
(d)
57,437 1,787
Veeco Instruments Inc
(d)
65,015 1,185
$ 31,647
Software - 2 .75%
8x8 Inc
(d)
151,667 642
Adeia Inc 131,730 1,473
Agilysys Inc
(d)
25,001 1,604
Allscripts Healthcare Solutions Inc
(d)
140,070 2,059
Apollo Medical Holdings Inc
(d)
49,602 1,759
Avid Technology Inc
(d)
42,891 1,179
Cerence Inc
(d)
49,792 856
Computer Programs and Systems Inc
(d)
18,665 603
Consensus Cloud Solutions Inc
(d)
22,308 1,252
CSG Systems International Inc 40,558 2,623
Digi International Inc
(d)
44,357 1,789
Digital Turbine Inc
(d)
113,716 1,660

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Donnelley Financial Solutions Inc
(d)
32,310 $ 1,306
Ebix Inc 29,695 588
LivePerson Inc
(d)
87,786 928
NextGen Healthcare Inc
(d)
69,655 1,396
PDF Solutions Inc
(d)
37,232 878
Progress Software Corp 54,948 2,804
Simulations Plus Inc 20,210 839
SPS Commerce Inc
(d)
45,533 5,761
$ 31,999
Telecommunications - 1 .97%
A10 Networks Inc 83,781 1,408
ADTRAN Holdings Inc 89,070 2,000
ATN International Inc 13,537 584
Clearfield Inc
(d)
14,459 1,756
Consolidated Communications Holdings Inc
(d)
93,369 483
Extreme Networks Inc
(d)
163,423 2,932
Gogo Inc
(d)
82,975 1,180
Harmonic Inc
(d)
132,824 2,052
InterDigital Inc 37,495 1,870
NETGEAR Inc
(d)
36,328 714
Shenandoah Telecommunications Co 63,311 1,435
Telephone and Data Systems Inc 126,599 2,152
Viavi Solutions Inc
(d)
288,037 4,349
$ 22,915
Textiles - 0 .30%
UniFirst Corp/MA 19,082 3,511
Transportation - 1 .66%
ArcBest Corp 31,011 2,463
Atlas Air Worldwide Holdings Inc
(d)
32,584 3,296
Dorian LPG Ltd 40,085 724
Forward Air Corp 33,948 3,594
Heartland Express Inc 58,880 876
Hub Group Inc
(d)
42,971 3,335
Marten Transport Ltd 72,726 1,365
Matson Inc 49,283 3,626
$ 19,279
Trucking & Leasing - 0 .13%
Greenbrier Cos Inc/The 41,201 1,455
Water - 0 .90%
American States Water Co 46,724 4,227
California Water Service Group 68,718 4,264
Middlesex Water Co 22,265 1,992
$ 10,483
TOTAL COMMON STOCKS $ 1,132,015
Total Investments $ 1,163,956
Other Assets and Liabilities -  (0.17)% (2,009)
TOTAL NET ASSETS - 100.00% $ 1,161,947
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,977 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,936 or 0.17% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .55%
Consumer, Non-cyclical 18 .31%
Industrial 16 .38%
Consumer, Cyclical 14 .13%
Technology 6 .50%
Energy 5 .37%
Basic Materials 5 .08%
Communications 3 .90%
Money Market Funds 2 .63%
Utilities 2 .20%
Investment Companies 0 .12%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 13,373 $ 474,473 $ 459,325 $ 28,521
$ 13,373 $ 474,473 $ 459,325 $ 28,521
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 254 $ — $ — $ —
$ 254 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2022
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2022 Long 290 $ 26,869 $ 1,654
Total $ 1,654
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 5 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell 2000 Value ETF 18,300 $ 2,660
Money Market Funds - 5 .59%
BlackRock Liquidity FedFund - Institutional
Class 2.87%
(a),(b)
2,088,953 2,089
Principal Government Money Market Fund -
Institutional Class 2.82%
(a),(b),(c)
60,700,330 60,700
$ 62,789
TOTAL INVESTMENT COMPANIES $ 65,449
COMMON STOCKS - 95 .09 % Shares Held Value (000's)
Advertising - 0 .20%
Advantage Solutions Inc
(d)
7,818 $ 26
Boston Omaha Corp
(d)
1,957 55
Clear Channel Outdoor Holdings Inc
(d)
34,943 50
Entravision Communications Corp 93,791 439
Quotient Technology Inc
(d)
7,597 19
Stagwell Inc
(d)
221,112 1,678
$ 2,267
Aerospace & Defense - 0 .61%
AAR Corp
(d)
25,504 1,130
Aerojet Rocketdyne Holdings Inc
(d)
1,865 90
AerSale Corp
(d)
1,505 32
Archer Aviation Inc
(d)
13,480 38
Astra Space Inc
(d)
14,414 9
Astronics Corp
(d)
2,396 22
Barnes Group Inc 47,839 1,692
Ducommun Inc
(d)
1,048 50
Joby Aviation Inc
(d),(e)
2,166 11
Kaman Corp 2,655 85
Kratos Defense & Security Solutions Inc
(d)
11,710 130
Momentus Inc
(d)
3,388 5
Moog Inc 19,659 1,667
National Presto Industries Inc 25,835 1,821
Redwire Corp
(d)
1,546 4
Triumph Group Inc
(d)
6,070 55
$ 6,841
Agriculture - 0 .05%
Alico Inc 594 18
Andersons Inc/The 3,035 107
AppHarvest Inc
(d),(e)
7,041 15
Benson Hill Inc
(d)
8,306 28
Fresh Del Monte Produce Inc 2,891 76
Tejon Ranch Co
(d)
1,970 33
Universal Corp/VA 2,289 116
Vector Group Ltd 11,675 124
$ 517
Airlines - 0 .10%
Allegiant Travel Co
(d)
825 62
Hawaiian Holdings Inc
(d)
4,797 69
Mesa Air Group Inc
(d)
144,900 214
SkyWest Inc
(d)
4,729 84
Spirit Airlines Inc 30,331 667
Wheels Up Experience Inc
(d)
15,081 27
$ 1,123
Apparel - 0 .78%
Capri Holdings Ltd
(d)
124,995 5,710
Carter's Inc 6,300 428
Ermenegildo Zegna NV 3,468 38
Fossil Group Inc
(d)
4,469 19
Kontoor Brands Inc 26,800 957
Lakeland Industries Inc
(d)
51,500 609
Oxford Industries Inc 442 45
PLBY Group Inc
(d),(e)
2,947 11
Rocky Brands Inc 11,813 232
Superior Group of Cos Inc 1,107 11
Torrid Holdings Inc
(d)
560 3
Urban Outfitters Inc
(d)
30,651 731
Weyco Group Inc 560 14
$ 8,808
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0 .29%
Blue Bird Corp
(d)
51,900 $ 476
Cenntro Electric Group Ltd
(d)
17,440 18
Hyliion Holdings Corp
(d),(e)
12,573 36
Lordstown Motors Corp
(d),(e)
15,849 29
Nikola Corp
(d),(e)
2,081 8
Proterra Inc
(d)
11,355 71
REV Group Inc 3,197 44
TuSimple Holdings Inc
(d),(e)
13,258 45
Wabash National Corp 117,102 2,535
Workhorse Group Inc
(d),(e)
1,099 3
$ 3,265
Automobile Parts & Equipment - 0 .85%
Adient PLC
(d)
67,372 2,357
Aeva Technologies Inc
(d)
8,565 17
Allison Transmission Holdings Inc 56,400 2,383
American Axle & Manufacturing Holdings Inc
(d)
10,131 98
Cepton Inc
(d)
809 2
Dana Inc 12,233 195
Goodyear Tire & Rubber Co/The
(d)
107,189 1,362
Methode Electronics Inc 49,935 2,059
Microvast Holdings Inc
(d)
6,428 16
Miller Industries Inc/TN 32,791 834
Motorcar Parts of America Inc
(d)
1,769 33
Solid Power Inc
(d),(e)
7,511 42
Standard Motor Products Inc 1,910 72
Velodyne Lidar Inc
(d)
18,295 18
$ 9,488
Banks - 13 .86%
1st Source Corp 26,662 1,551
ACNB Corp 17,984 658
Alerus Financial Corp 1,435 32
Amalgamated Financial Corp 50,116 1,152
American National Bankshares Inc 983 36
Ameris Bancorp 27,472 1,415
Arrow Financial Corp 1,342 47
Associated Banc-Corp 115,140 2,803
Atlantic Union Bankshares Corp 7,097 245
BancFirst Corp 741 71
Bancorp Inc/The
(d)
2,148 59
Bank First Corp 605 52
Bank of Marin Bancorp 19,284 697
Bank of NT Butterfield & Son Ltd/The 4,429 153
BankUnited Inc 58,676 2,109
Bankwell Financial Group Inc 534 16
Banner Corp 19,239 1,438
Bar Harbor Bankshares 1,399 42
BayCom Corp 26,614 511
BCB Bancorp Inc 30,162 593
Blue Foundry Bancorp
(d)
2,485 31
Blue Ridge Bankshares Inc 1,613 21
Bridgewater Bancshares Inc
(d)
34,915 668
Business First Bancshares Inc 2,005 50
Byline Bancorp Inc 2,329 54
Cadence Bank 355,208 9,822
Cambridge Bancorp 647 57
Camden National Corp 22,651 985
Capital Bancorp Inc 853 21
Capital City Bank Group Inc 1,281 45
Capstar Financial Holdings Inc 1,927 34
Carter Bankshares Inc
(d)
42,002 752
Cathay General Bancorp 40,831 1,862
Central Pacific Financial Corp 72,763 1,493
Central Valley Community Bancorp 30,000 558
Citizens & Northern Corp 1,429 34
City Holding Co 1,394 141
Civista Bancshares Inc 29,427 698
CNB Financial Corp/PA 20,426 519
Colony Bankcorp Inc 1,551 21
Columbia Banking System Inc 56,266 1,883

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Community Bank System Inc 5,059 $ 316
Community Financial Corp/The 6,600 249
Community Trust Bancorp Inc 24,013 1,135
ConnectOne Bancorp Inc 59,616 1,493
CrossFirst Bankshares Inc
(d)
46,717 650
Customers Bancorp Inc
(d)
61,192 2,061
CVB Financial Corp 12,634 363
Dime Community Bancshares Inc 3,091 107
Eagle Bancorp Inc 46,304 2,097
Eastern Bankshares Inc 11,718 225
Enterprise Bancorp Inc/MA 885 28
Enterprise Financial Services Corp 24,742 1,323
Equity Bancshares Inc 1,440 51
Esquire Financial Holdings Inc 97 4
Farmers & Merchants Bancorp Inc/Archbold OH 789 23
Farmers National Banc Corp 2,982 41
FB Financial Corp 26,267 1,102
Financial Institutions Inc 19,652 468
First Bancorp Inc/The 922 28
First BanCorp/Puerto Rico 113,181 1,787
First Bancorp/Southern Pines NC 3,343 149
First Bancshares Inc/The 17,765 582
First Bank/Hamilton NJ 1,469 23
First Busey Corp 64,590 1,706
First Business Financial Services Inc 15,809 603
First Commonwealth Financial Corp 8,849 127
First Community Bankshares Inc 1,512 56
First Financial Bancorp 74,932 1,953
First Financial Corp/IN 33,758 1,637
First Foundation Inc 4,846 77
First Guaranty Bancshares Inc 519 12
First Hawaiian Inc 79,507 2,034
First Internet Bancorp 25,055 643
First Interstate BancSystem Inc 8,660 395
First Merchants Corp 29,320 1,317
First Mid Bancshares Inc 14,465 518
First of Long Island Corp/The 41,489 730
Five Star Bancorp 773 22
Flagstar Bancorp Inc 4,954 192
FNB Corp/PA 162,400 2,347
Fulton Financial Corp 74,672 1,361
FVCBankcorp Inc
(d)
1,071 22
German American Bancorp Inc 2,623 103
Glacier Bancorp Inc 9,165 525
Great Southern Bancorp Inc 16,383 1,016
Guaranty Bancshares Inc/TX 771 29
Hancock Whitney Corp 37,468 2,093
Hanmi Financial Corp 80,093 2,145
HarborOne Bancorp Inc 4,230 64
HBT Financial Inc 961 20
Heartland Financial USA Inc 36,493 1,800
Heritage Commerce Corp 5,567 80
Heritage Financial Corp/WA 3,277 110
Hilltop Holdings Inc 73,624 2,132
Home BancShares Inc/AR 18,019 459
HomeStreet Inc 56,246 1,460
Hope Bancorp Inc 141,094 1,915
Horizon Bancorp Inc/IN 55,618 829
Independent Bank Corp 4,341 378
Independent Bank Corp/MI 69,706 1,612
Independent Bank Group Inc 3,391 214
International Bancshares Corp 41,867 2,077
Investar Holding Corp 23,600 508
John Marshall Bancorp Inc 1,094 31
Kearny Financial Corp/MD 5,726 58
Lakeland Bancorp Inc 100,597 1,876
Lakeland Financial Corp 193 16
Live Oak Bancshares Inc 40,649 1,320
Luther Burbank Corp 37,699 476
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Macatawa Bank Corp 54,889 $ 589
Mercantile Bank Corp 29,258 1,023
Merchants Bancorp/IN 17,790 426
Metrocity Bankshares Inc 1,351 30
Metropolitan Bank Holding Corp
(d)
904 60
Mid Penn Bancorp Inc 1,357 46
Midland States Bancorp Inc 38,369 1,076
MidWestOne Financial Group Inc 24,033 807
MVB Financial Corp 971 24
National Bank Holdings Corp 2,573 113
National Bankshares Inc 10,000 366
NBT Bancorp Inc 3,963 188
Nicolet Bankshares Inc
(d)
1,034 79
Northeast Bank 14,320 603
Northeast Community Bancorp Inc 39,300 517
Northrim BanCorp Inc 13,234 645
OFG Bancorp 4,415 123
Old National Bancorp/IN 542,523 10,612
Old Second Bancorp Inc 4,013 64
Origin Bancorp Inc 2,128 88
Orrstown Financial Services Inc 19,494 516
PacWest Bancorp 71,400 1,775
Park National Corp 1,359 200
Parke Bancorp Inc 27,558 594
Pathward Financial Inc 1,970 83
PCB Bancorp 44,403 821
PCSB Financial Corp 1,185 23
Peapack-Gladstone Financial Corp 32,599 1,290
Peoples Bancorp Inc/OH 35,135 1,064
Peoples Financial Services Corp 662 36
Pioneer Bancorp Inc/NY
(d)
1,100 11
Preferred Bank/Los Angeles CA 14,859 1,142
Premier Financial Corp 55,256 1,594
Primis Financial Corp 38,681 499
Provident Bancorp Inc 1,367 17
QCR Holdings Inc 1,515 77
RBB Bancorp 38,618 869
Red River Bancshares Inc 414 24
Renasant Corp 49,387 1,993
Republic Bancorp Inc/KY 22,025 1,021
Republic First Bancorp Inc
(d)
4,582 13
S&T Bancorp Inc 51,501 1,947
Sandy Spring Bancorp Inc 4,139 147
Seacoast Banking Corp of Florida 5,734 177
Shore Bancshares Inc 1,685 34
Sierra Bancorp 22,202 490
Silvergate Capital Corp
(d)
617 35
Simmons First National Corp 53,745 1,283
SmartFinancial Inc 1,469 43
South Plains Financial Inc 946 30
Southern First Bancshares Inc
(d)
717 32
Southside Bancshares Inc 2,897 99
SouthState Corp 75,971 6,870
Stellar Bancorp Inc 4,296 141
Sterling Bancorp Inc/MI
(d)
1,623 10
Stock Yards Bancorp Inc 426 33
Summit Financial Group Inc 1,055 31
Texas Capital Bancshares Inc
(d)
38,238 2,294
Third Coast Bancshares Inc
(d)
1,138 22
Tompkins Financial Corp 1,316 109
Towne Bank/Portsmouth VA 39,682 1,307
TriCo Bancshares 2,955 171
Triumph Bancorp Inc
(d)
1,396 72
TrustCo Bank Corp NY 31,109 1,161
Trustmark Corp 51,609 1,887
UMB Financial Corp 4,172 347
United Bankshares Inc/WV 162,722 6,891
United Community Banks Inc/GA 190,929 7,351
Unity Bancorp Inc 667 19

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Univest Financial Corp 23,964 $ 675
USCB Financial Holdings Inc
(d)
1,022 14
Valley National Bancorp 40,823 485
Veritex Holdings Inc 4,265 135
Walker & Dunlop Inc 886 80
Washington Trust Bancorp Inc 19,820 962
WesBanco Inc 5,532 224
West BanCorp Inc 1,253 28
Westamerica BanCorp 1,851 116
William Penn Bancorp 21,000 239
Wintrust Financial Corp 18,600 1,741
$ 155,705
Beverages - 0 .02%
Primo Water Corp 14,931 218
Vintage Wine Estates Inc
(d),(e)
2,638 7
$ 225
Biotechnology - 1 .13%
2seventy bio Inc
(d)
3,542 56
4D Molecular Therapeutics Inc
(d)
2,844 25
Absci Corp
(d)
4,991 16
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Adicet Bio Inc
(d)
2,681 44
ADMA Biologics Inc
(d)
9,773 28
Aerovate Therapeutics Inc
(d)
870 17
Affimed NV
(d)
809 1
Akero Therapeutics Inc
(d)
2,471 104
Allogene Therapeutics Inc
(d),(e)
7,551 78
Allovir Inc
(d)
2,942 20
Alpha Teknova Inc
(d)
596 3
Alpine Immune Sciences Inc
(d)
819 5
ALX Oncology Holdings Inc
(d)
2,032 25
AN2 Therapeutics Inc
(d)
366 5
AnaptysBio Inc
(d)
1,919 55
ANI Pharmaceuticals Inc
(d)
1,194 46
Arbutus Biopharma Corp
(d)
4,737 11
Arcellx Inc
(d)
2,801 66
Arcturus Therapeutics Holdings Inc
(d)
184 3
Arcus Biosciences Inc
(d)
4,865 124
Atara Biotherapeutics Inc
(d)
7,994 37
Atea Pharmaceuticals Inc
(d)
7,229 43
Athira Pharma Inc
(d)
3,222 11
Avidity Biosciences Inc
(d)
4,851 69
Berkeley Lights Inc
(d)
5,292 12
BioCryst Pharmaceuticals Inc
(d)
5,448 73
Biohaven Ltd
(d),(e)
1,133 19
Bluebird Bio Inc
(d)
7,316 46
Bridgebio Pharma Inc
(d)
3,756 39
C4 Therapeutics Inc
(d)
3,985 38
Cara Therapeutics Inc
(d)
4,244 40
Caribou Biosciences Inc
(d)
5,313 52
Celldex Therapeutics Inc
(d)
3,421 120
Century Therapeutics Inc
(d)
1,908 20
Chinook Therapeutics Inc
(d)
4,724 103
CinCor Pharma Inc
(d),(e)
1,898 64
Cogent Biosciences Inc
(d)
6,064 83
Crinetics Pharmaceuticals Inc
(d)
4,292 79
CTI BioPharma Corp
(d),(e)
7,636 37
Cullinan Oncology Inc
(d)
2,877 38
Cytokinetics Inc
(d)
746 33
Day One Biopharmaceuticals Inc
(d)
2,623 55
Deciphera Pharmaceuticals Inc
(d)
3,047 49
Design Therapeutics Inc
(d),(e)
3,210 50
DICE Therapeutics Inc
(d)
2,689 95
Dyne Therapeutics Inc
(d)
3,002 34
Edgewise Therapeutics Inc
(d)
2,817 27
Editas Medicine Inc
(d)
6,546 82
Eiger BioPharmaceuticals Inc
(d)
407 2
Emergent BioSolutions Inc
(d)
82,870 1,729
Enochian Biosciences Inc
(d)
1,873 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
EQRx Inc
(d),(e)
19,046 $ 98
Erasca Inc
(d),(e)
6,145 50
EyePoint Pharmaceuticals Inc
(d)
1,345 7
FibroGen Inc
(d)
928 15
Generation Bio Co
(d)
4,555 23
Geron Corp
(d)
10,483 23
HilleVax Inc
(d)
989 21
Icosavax Inc
(d)
2,106 7
Ideaya Biosciences Inc
(d)
3,369 57
IGM Biosciences Inc
(d)
229 5
Imago Biosciences Inc
(d)
1,028 17
ImmunityBio Inc
(d),(e)
1,776 10
ImmunoGen Inc
(d)
10,293 61
Immunovant Inc
(d)
3,795 43
Inovio Pharmaceuticals Inc
(d)
23,418 51
Instil Bio Inc
(d)
6,593 22
Intellia Therapeutics Inc
(d)
2,464 130
Invivyd Inc
(d),(e)
4,864 19
Iovance Biotherapeutics Inc
(d)
14,286 133
iTeos Therapeutics Inc
(d)
2,229 43
Janux Therapeutics Inc
(d),(e)
1,626 29
Keros Therapeutics Inc
(d)
90 5
Kezar Life Sciences Inc
(d)
4,987 37
Kiniksa Pharmaceuticals Ltd
(d)
151 2
Kinnate Biopharma Inc
(d)
2,768 23
Kodiak Sciences Inc
(d)
3,160 23
Kronos Bio Inc
(d)
3,855 11
Krystal Biotech Inc
(d)
1,346 103
Kymera Therapeutics Inc
(d)
3,582 109
Lexicon Pharmaceuticals Inc
(d)
4,946 11
Ligand Pharmaceuticals Inc
(d)
1,256 110
Liquidia Corp
(d),(e)
1,660 8
MacroGenics Inc
(d)
5,711 29
Maravai LifeSciences Holdings Inc
(d)
283,100 4,699
MeiraGTx Holdings plc
(d)
2,663 19
Mersana Therapeutics Inc
(d)
8,539 67
Monte Rosa Therapeutics Inc
(d),(e)
2,717 25
Myriad Genetics Inc
(d)
7,535 156
Nektar Therapeutics
(d)
17,192 65
NeoGenomics Inc
(d)
11,925 91
NGM Biopharmaceuticals Inc
(d)
1,502 8
Nkarta Inc
(d)
3,071 39
Nurix Therapeutics Inc
(d)
4,396 56
Nuvalent Inc
(d),(e)
1,604 57
Nuvation Bio Inc
(d)
11,027 24
Pardes Biosciences Inc
(d)
3,253 4
PepGen Inc
(d)
730 9
Point Biopharma Global Inc
(d)
428 4
Praxis Precision Medicines Inc
(d)
3,269 6
Precigen Inc
(d)
1,550 3
Provention Bio Inc
(d)
810 6
PTC Therapeutics Inc
(d)
1,623 61
Rallybio Corp
(d)
330 3
RAPT Therapeutics Inc
(d)
758 17
Recursion Pharmaceuticals Inc
(d)
11,756 124
REGENXBIO Inc
(d)
3,805 90
Relay Therapeutics Inc
(d)
6,661 148
Replimune Group Inc
(d)
3,847 71
REVOLUTION Medicines Inc
(d)
6,045 122
Rocket Pharmaceuticals Inc
(d)
4,145 77
Sage Therapeutics Inc
(d)
4,936 186
Sana Biotechnology Inc
(d)
8,434 49
Sangamo Therapeutics Inc
(d)
11,432 50
Seer Inc
(d)
4,888 38
Singular Genomics Systems Inc
(d),(e)
5,281 14
Sorrento Therapeutics Inc
(d)
30,618 48
SpringWorks Therapeutics Inc
(d)
2,647 64
Stoke Therapeutics Inc
(d)
2,126 32
Sutro Biopharma Inc
(d)
4,635 34

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Syndax Pharmaceuticals Inc
(d)
3,856 $ 89
Talaris Therapeutics Inc
(d)
2,185 3
Tango Therapeutics Inc
(d)
4,419 36
Tarsus Pharmaceuticals Inc
(d)
1,741 32
Tenaya Therapeutics Inc
(d)
2,648 7
Theravance Biopharma Inc
(d)
671 7
Theseus Pharmaceuticals Inc
(d)
1,610 9
Travere Therapeutics Inc
(d)
531 12
Twist Bioscience Corp
(d)
1,621 53
Tyra Biosciences Inc
(d),(e)
1,244 9
Vaxart Inc
(d),(e)
9,315 16
VBI Vaccines Inc
(d)
18,267 13
Vera Therapeutics Inc
(d)
124 2
Veracyte Inc
(d)
6,789 137
Verve Therapeutics Inc
(d)
3,655 138
Vir Biotechnology Inc
(d)
6,871 151
Viridian Therapeutics Inc
(d),(e)
678 14
VistaGen Therapeutics Inc
(d)
3,687 1
Xencor Inc
(d)
5,438 152
Zentalis Pharmaceuticals Inc
(d)
226 6
$ 12,707
Building Materials - 1 .14%
American Woodmark Corp
(d)
23,878 1,083
Boise Cascade Co 30,860 2,061
Caesarstone Ltd 2,145 19
Gibraltar Industries Inc
(d)
3,009 154
Griffon Corp 2,142 69
JELD-WEN Holding Inc
(d)
178,079 1,890
Masonite International Corp
(d)
22,158 1,585
Modine Manufacturing Co
(d)
4,714 84
PGT Innovations Inc
(d)
47,000 1,001
SPX Technologies Inc
(d)
62,488 4,114
Summit Materials Inc
(d)
11,238 296
UFP Industries Inc 6,203 442
View Inc
(d)
10,594 14
$ 12,812
Chemicals - 4 .07%
AdvanSix Inc 53,302 1,939
American Vanguard Corp 357 8
Amyris Inc
(d),(e)
16,489 46
Avient Corp 2,285 79
Cabot Corp 13,600 999
Chemours Co/The 290,180 8,308
Danimer Scientific Inc
(d),(e)
9,360 25
Ecovyst Inc
(d)
227,901 2,268
Element Solutions Inc 939,420 16,158
FMC Corp 83,575 9,937
Hawkins Inc 11,211 505
HB Fuller Co 14,088 982
Ingevity Corp
(d)
7,400 498
Innospec Inc 10,057 1,006
Intrepid Potash Inc
(d)
1,054 48
Koppers Holdings Inc 1,925 48
Mativ Holdings Inc 4,816 114
Minerals Technologies Inc 3,071 169
NewMarket Corp 1,600 487
Origin Materials Inc
(d),(e)
3,852 22
Perimeter Solutions SA
(d),(e)
11,545 92
Quaker Chemical Corp 436 71
Rayonier Advanced Materials Inc
(d)
5,852 27
Sensient Technologies Corp 218 16
Stepan Co 1,823 190
Terawulf Inc
(d)
1,459 2
Trinseo PLC 79,314 1,492
Tronox Holdings PLC 11,086 133
Unifi Inc
(d)
1,320 12
Valhi Inc 229 6
$ 45,687
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 0 .10%
CONSOL Energy Inc 189 $ 12
NACCO Industries Inc 385 22
Peabody Energy Corp
(d)
11,156 267
SunCoke Energy Inc 7,896 57
Warrior Met Coal Inc 19,962 741
$ 1,099
Commercial Services - 4 .58%
2U Inc
(d)
7,075 44
Aaron's Co Inc/The 154,469 1,610
ABM Industries Inc 31,354 1,396
Adtalem Global Education Inc
(d)
4,252 177
Alight Inc
(d)
32,171 267
Alta Equipment Group Inc 1,610 20
American Public Education Inc
(d)
1,775 23
API Group Corp
(d)
19,606 323
ASGN Inc
(d)
128,555 10,899
Bakkt Holdings Inc
(d),(e)
6,030 13
Barrett Business Services Inc 63 5
BGSF Inc 30,900 388
Bird Global Inc
(d)
16,242 7
BrightView Holdings Inc
(d)
4,208 38
Brink's Co/The 28,400 1,693
Cass Information Systems Inc 47,866 2,048
Cipher Mining Inc
(d)
3,476 3
CompoSecure Inc
(d)
101 1
Core Scientific Inc
(d),(e)
23,251 5
CoreCivic Inc
(d)
11,064 116
Cross Country Healthcare Inc
(d)
3,010 112
Custom Truck One Source Inc
(d)
3,947 27
Deluxe Corp 4,101 75
Distribution Solutions Group Inc
(d)
58 2
Emerald Holding Inc
(d)
152,300 509
Ennis Inc 2,407 54
European Wax Center Inc 175 2
First Advantage Corp
(d)
5,134 72
GEO Group Inc/The
(d)
11,220 95
Graham Holdings Co 1,952 1,218
Green Dot Corp
(d)
4,069 77
Greenidge Generation Holdings Inc
(d),(e)
1,349 1
Hackett Group Inc/The 257 6
Heidrick & Struggles International Inc 65,251 1,837
Herc Holdings Inc 4,100 482
Huron Consulting Group Inc
(d)
783 58
ICF International Inc 519 62
Information Services Group Inc 1,813 10
John Wiley & Sons Inc 245 10
Kelly Services Inc 68,634 1,121
Kforce Inc 103,755 6,565
Korn Ferry 38,265 2,127
Landec Corp
(d)
2,483 25
Laureate Education Inc 10,250 130
LiveRamp Holdings Inc
(d)
6,259 115
ManpowerGroup Inc 19,000 1,488
Marathon Digital Holdings Inc
(d),(e)
10,512 138
MarketWise Inc
(d)
1,268 3
Medifast Inc 8,500 994
MoneyGram International Inc
(d)
8,886 94
Moneylion Inc
(d)
11,003 12
Monro Inc 3,027 145
Multiplan Corp
(d)
35,803 103
Paysafe Ltd
(d)
32,042 47
Perdoceo Education Corp
(d)
6,373 73
PFSweb Inc
(d)
1,599 15
PROG Holdings Inc
(d)
3,989 66
Quad/Graphics Inc
(d)
3,191 9
Rent-A-Center Inc/TX 82,600 1,722
Repay Holdings Corp
(d)
8,302 51
Resources Connection Inc 74,267 1,357
Riot Blockchain Inc
(d)
12,801 88

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Ritchie Bros Auctioneers Inc 87,350 $ 5,707
Sabre Corp
(d)
24,566 143
Spire Global Inc
(d)
11,850 17
Sterling Check Corp
(d)
155 3
StoneCo Ltd
(d)
12,606 132
StoneMor Inc
(d)
2,594 9
Strategic Education Inc 2,151 148
Textainer Group Holdings Ltd 3,687 110
Triton International Ltd 5,823 353
TrueBlue Inc
(d)
93,649 1,841
V2X Inc
(d)
62,754 2,573
Viad Corp
(d)
1,925 72
Vivint Smart Home Inc
(d)
6,700 51
Willdan Group Inc
(d)
996 14
WW International Inc
(d)
5,139 23
$ 51,469
Computers - 5 .08%
3D Systems Corp
(d)
12,006 106
Cantaloupe Inc
(d)
2,214 7
Conduent Inc
(d)
16,086 66
Corsair Gaming Inc
(d)
1,601 22
Desktop Metal Inc
(d),(e)
25,053 63
Diebold Nixdorf Inc
(d)
1,697 4
ExlService Holdings Inc
(d)
60,135 10,936
Insight Enterprises Inc
(d)
199,512 18,855
Integral Ad Science Holding Corp
(d)
2,446 21
Markforged Holding Corp
(d)
9,045 20
Maximus Inc 15,222 939
Mitek Systems Inc
(d)
284 3
NCR Corp
(d)
70,800 1,505
NetScout Systems Inc
(d)
6,474 233
OneSpan Inc
(d)
2,426 27
PAR Technology Corp
(d)
1,570 45
Parsons Corp
(d)
3,188 149
Rigetti Computing Inc
(d)
3,156 7
SecureWorks Corp
(d)
954 8
Super Micro Computer Inc
(d)
30,000 2,088
Telos Corp
(d)
250,500 2,655
Thoughtworks Holding Inc
(d)
610,070 5,863
Unisys Corp
(d)
1,618 14
Vuzix Corp
(d),(e)
720 4
WNS Holdings Ltd ADR
(d)
155,460 13,382
$ 57,022
Consumer Products - 0 .20%
ACCO Brands Corp 256,219 1,178
Central Garden & Pet Co
(d)
22,801 941
Central Garden & Pet Co - A Shares
(d)
2,444 96
Leafly Holdings Inc
(d)
719 1
Quanex Building Products Corp 3,137 69
$ 2,285
Cosmetics & Personal Care - 0 .25%
Beauty Health Co/The
(d)
1,049 12
Coty Inc
(d)
377,285 2,532
Edgewell Personal Care Co 4,882 191
Honest Co Inc/The
(d)
6,161 20
$ 2,755
Distribution & Wholesale - 2 .28%
A-Mark Precious Metals Inc 1,713 52
Core & Main Inc
(d)
306,800 7,234
G-III Apparel Group Ltd
(d)
48,734 951
Global Industrial Co 337 11
KAR Auction Services Inc
(d)
10,888 158
Resideo Technologies Inc
(d)
13,704 324
ScanSource Inc
(d)
41,273 1,278
ThredUp Inc
(d)
4,728 6
Titan Machinery Inc
(d)
37,617 1,293
Univar Solutions Inc
(d)
238,650 6,081
VSE Corp 1,004 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Watsco Inc 29,940 $ 8,113
$ 25,547
Diversified Financial Services - 4 .30%
Affiliated Managers Group Inc 7,900 981
Amerant Bancorp Inc 2,628 79
Applied Blockchain Inc
(d)
464 1
Arlington Asset Investment Corp
(d)
110,600 336
Artisan Partners Asset Management Inc 177,000 5,046
AssetMark Financial Holdings Inc
(d)
2,041 42
Associated Capital Group Inc 152 6
Atlanticus Holdings Corp
(d)
143 4
B Riley Financial Inc 28,700 1,168
BGC Partners Inc 30,278 120
Bread Financial Holdings Inc 27,646 998
Brightsphere Investment Group Inc 236 4
Brookfield Business Corp
(e)
317 8
Cboe Global Markets Inc 95,815 11,929
Columbia Financial Inc
(d)
2,133 44
Consumer Portfolio Services Inc
(d)
904 6
Cowen Inc 2,489 96
Cryptyde Inc
(d)
816 —
Curo Group Holdings Corp 484 3
Diamond Hill Investment Group Inc 6,500 1,170
Enact Holdings Inc
(e)
21,446 550
Encore Capital Group Inc
(d)
2,241 114
Enova International Inc
(d)
2,965 111
Evercore Inc - Class A 10,100 1,062
EZCORP Inc
(d)
4,735 46
Federal Agricultural Mortgage Corp 14,362 1,654
Federated Hermes Inc 42,000 1,460
Finance Of America Cos Inc
(d)
3,679 6
First Western Financial Inc
(d)
748 21
GCM Grosvenor Inc 538 4
Greenhill & Co Inc 115,899 822
Hannon Armstrong Sustainable Infrastructure
Capital Inc
7,551 205
Home Point Capital Inc 838 2
Janus Henderson Group PLC 59,300 1,350
LendingClub Corp
(d)
9,220 98
Moelis & Co 138,514 5,881
Mr Cooper Group Inc
(d)
6,669 263
Navient Corp 139,708 2,115
Nelnet Inc 1,381 123
Oportun Financial Corp
(d)
2,636 15
Oppenheimer Holdings Inc 773 27
OppFi Inc
(d),(e)
1,305 3
PennyMac Financial Services Inc 2,657 142
Perella Weinberg Partners 143,704 1,132
Piper Sandler Cos 1,610 206
PRA Group Inc
(d)
3,650 122
Radian Group Inc 105,056 2,193
Regional Management Corp 730 25
Sculptor Capital Management Inc 1,260 13
Silvercrest Asset Management Group Inc 28,458 540
SLM Corp 108,000 1,792
StoneX Group Inc
(d)
1,480 138
Sunlight Financial Holdings Inc
(d)
2,303 3
SWK Holdings Corp
(d)
338 6
Velocity Financial Inc
(d)
752 7
Victory Capital Holdings Inc 56,843 1,644
Virtu Financial Inc 63,800 1,428
Virtus Investment Partners Inc 5,586 958
World Acceptance Corp
(d)
114 9
$ 48,331
Electric - 1 .39%
ALLETE Inc 40,154 2,260
Altus Power Inc
(d)
2,663 27
Avista Corp 54,038 2,217
Black Hills Corp 32,261 2,109

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Hawaiian Electric Industries Inc 49,800 $ 1,894
MGE Energy Inc 1,976 135
NorthWestern Corp 5,342 282
Ormat Technologies Inc 1,895 171
Otter Tail Corp 30,859 2,081
PNM Resources Inc 49,037 2,278
Portland General Electric Co 46,979 2,111
Unitil Corp 1,505 79
Via Renewables Inc 147 1
$ 15,645
Electrical Components & Equipment - 0 .84%
Belden Inc 34,611 2,410
Encore Wire Corp 12,395 1,706
Energizer Holdings Inc 62,900 1,817
EnerSys 36,125 2,395
ESS Tech Inc
(d)
742 3
nLight Inc
(d)
4,209 45
Powell Industries Inc 43,566 1,075
$ 9,451
Electronics - 2 .88%
Advanced Energy Industries Inc 88,615 6,970
Akoustis Technologies Inc
(d)
285 1
Allied Motion Technologies Inc 110 4
Atkore Inc
(d)
18,100 1,725
Avnet Inc 47,700 1,917
Benchmark Electronics Inc 23,309 662
Brady Corp 972 44
Coherent Corp
(d)
179,635 6,037
Comtech Telecommunications Corp 46,352 512
Evolv Technologies Holdings Inc
(d)
7,964 23
FARO Technologies Inc
(d)
1,603 47
GoPro Inc
(d)
12,245 67
Itron Inc
(d)
46,429 2,270
Kimball Electronics Inc
(d)
48,471 1,002
Knowles Corp
(d)
8,490 117
Mirion Technologies Inc
(d),(e)
12,980 105
OSI Systems Inc
(d)
1,368 112
Plexus Corp
(d)
21,480 2,113
Sanmina Corp
(d)
37,716 2,114
Stoneridge Inc
(d)
2,110 44
TTM Technologies Inc
(d)
158,103 2,420
Turtle Beach Corp
(d)
332 3
Vishay Intertechnology Inc 109,607 2,292
Vishay Precision Group Inc
(d)
1,177 40
Vontier Corp 90,900 1,736
$ 32,377
Energy - Alternate Sources - 0 .18%
Aemetis Inc
(d)
2,797 21
Alto Ingredients Inc
(d)
6,844 28
Archaea Energy Inc
(d)
3,822 99
Cleanspark Inc
(d)
4,391 15
Eneti Inc 2,223 18
FuelCell Energy Inc
(d)
10,149 32
FutureFuel Corp 66,849 457
Gevo Inc
(d)
18,649 42
Green Plains Inc
(d)
4,996 144
REX American Resources Corp
(d)
32,463 974
Stem Inc
(d)
738 10
Sunnova Energy International Inc
(d)
9,408 174
$ 2,014
Engineering & Construction - 0 .72%
908 Devices Inc
(d),(e)
1,596 25
Arcosa Inc 4,591 295
Atlas Technical Consultants Inc
(d)
536 4
Concrete Pumping Holdings Inc
(d)
2,488 16
Fluor Corp
(d)
74,574 2,257
Frontdoor Inc
(d)
7,844 173
Granite Construction Inc 4,192 141
Great Lakes Dredge & Dock Corp
(d)
160,582 1,214
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
IES Holdings Inc
(d)
265 $ 9
MYR Group Inc
(d)
5,169 452
Primoris Services Corp 47,833 966
Sterling Infrastructure Inc
(d)
40,742 1,100
Tutor Perini Corp
(d)
198,394 1,472
$ 8,124
Entertainment - 2 .27%
Bally's Corp
(d),(e)
302,148 6,811
Cinemark Holdings Inc
(d)
2,189 23
Everi Holdings Inc
(d)
429,804 8,158
IMAX Corp
(d)
1,774 23
International Game Technology PLC 476,311 9,550
Light & Wonder Inc
(d)
8,949 502
Lions Gate Entertainment Corp - A shares
(d)
5,524 44
Lions Gate Entertainment Corp - B shares
(d)
10,941 83
Madison Square Garden Entertainment Corp
(d)
2,439 120
RCI Hospitality Holdings Inc 62 5
Red Rock Resorts Inc 2,624 109
Reservoir Media Inc
(d),(e)
140 1
SeaWorld Entertainment Inc
(d)
1,980 115
$ 25,544
Environmental Control - 0 .02%
Centrus Energy Corp
(d)
1,009 48
Harsco Corp
(d)
7,443 39
Heritage-Crystal Clean Inc
(d)
1,485 41
Li-Cycle Holdings Corp
(d)
7,989 48
PureCycle Technologies Inc
(d)
2,094 17
$ 193
Food - 0 .99%
B&G Foods Inc
(e)
47,104 772
Boxed Inc
(d)
5,448 3
Cal-Maine Foods Inc 284 16
Chefs' Warehouse Inc/The
(d)
956 35
Hain Celestial Group Inc/The
(d)
7,125 133
HF Foods Group Inc
(d)
3,313 15
Hostess Brands Inc
(d)
12,895 342
Ingles Markets Inc 1,347 127
John B Sanfilippo & Son Inc 329 28
Krispy Kreme Inc
(e)
5,016 72
Lancaster Colony Corp 285 51
Mission Produce Inc
(d)
3,353 56
Natural Grocers by Vitamin Cottage Inc 34,013 391
Performance Food Group Co
(d)
158,975 8,273
Seneca Foods Corp - Class A
(d)
512 32
SpartanNash Co 3,384 121
SunOpta Inc
(d)
630 7
Tattooed Chef Inc
(d),(e)
299 1
Tootsie Roll Industries Inc 215 9
TreeHouse Foods Inc
(d)
4,819 242
United Natural Foods Inc
(d)
5,122 217
Utz Brands Inc 829 13
Village Super Market Inc 802 18
Weis Markets Inc 1,557 146
Whole Earth Brands Inc
(d)
3,852 13
$ 11,133
Food Service - 0 .18%
Healthcare Services Group Inc 140,552 1,962
Sovos Brands Inc
(d)
1,114 16
$ 1,978
Forest Products & Paper - 0 .13%
Clearwater Paper Corp
(d)
1,584 70
Glatfelter Corp 4,170 12
Mercer International Inc 91,400 1,227
Resolute Forest Products Inc
(d)
4,354 91
Sylvamo Corp 209 10
$ 1,410

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 1 .96%
Chesapeake Utilities Corp 724 $ 90
New Jersey Resources Corp 8,393 375
Northwest Natural Holding Co 3,285 158
ONE Gas Inc 5,096 395
South Jersey Industries Inc 67,287 2,333
Southwest Gas Holdings Inc 118,586 8,665
Spire Inc 143,254 10,000
$ 22,016
Hand & Machine Tools - 1 .01%
Enerpac Tool Group Corp 48,300 1,227
Franklin Electric Co Inc 120,870 9,904
Kennametal Inc 7,710 206
Luxfer Holdings PLC 1,551 23
$ 11,360
Healthcare - Products - 0 .80%
Adaptive Biotechnologies Corp
(d)
10,025 78
Alphatec Holdings Inc
(d)
721 7
AngioDynamics Inc
(d)
3,525 50
Artivion Inc
(d)
558 6
AtriCure Inc
(d)
1,516 64
Avanos Medical Inc
(d)
4,386 97
Avantor Inc
(d)
278,785 5,623
BioLife Solutions Inc
(d)
2,950 69
Bionano Genomics Inc
(d),(e)
27,657 65
Bioventus Inc
(d)
2,994 24
Butterfly Network Inc
(d),(e)
12,593 62
Cardiovascular Systems Inc
(d)
1,720 25
Castle Biosciences Inc
(d)
2,324 59
Cue Health Inc
(d)
10,315 41
Inari Medical Inc
(d)
407 31
Inmode Ltd
(d)
18,600 638
Inogen Inc
(d)
2,060 47
Integer Holdings Corp
(d)
3,121 194
LivaNova PLC
(d)
1,205 57
MaxCyte Inc
(d)
8,244 57
Merit Medical Systems Inc
(d)
741 51
MiMedx Group Inc
(d)
10,690 32
NanoString Technologies Inc
(d)
458 5
Nautilus Biotechnology Inc
(d)
4,516 11
Neogen Corp
(d)
830 11
OraSure Technologies Inc
(d)
6,801 30
Orthofix Medical Inc
(d)
1,834 29
Pacific Biosciences of California Inc
(d),(e)
21,402 181
Patterson Cos Inc 17,559 456
Quanterix Corp
(d)
2,788 31
Quantum-Si Inc
(d),(e)
8,654 26
RxSight Inc
(d),(e)
137 2
SeaSpine Holdings Corp
(d)
3,395 22
SomaLogic Inc
(d)
12,378 43
Tactile Systems Technology Inc
(d)
1,193 9
Tenon Medical Inc
(d),(e)
37 —
Utah Medical Products Inc 26 2
Varex Imaging Corp
(d)
3,659 81
ViewRay Inc
(d)
1,600 7
Zimvie Inc
(d)
1,971 17
Zynex Inc 55,700 635
$ 8,975
Healthcare - Services - 0 .11%
23andMe Holding Co
(d),(e)
14,044 44
Accolade Inc
(d)
6,165 66
Addus HomeCare Corp
(d)
888 91
American Well Corp
(d)
21,734 89
ATI Physical Therapy Inc
(d)
7,088 8
Aveanna Healthcare Holdings Inc
(d)
4,219 6
Bright Health Group Inc
(d)
18,289 19
Brookdale Senior Living Inc
(d)
17,623 79
CareMax Inc
(d)
5,650 40
Community Health Systems Inc
(d)
11,849 34
Fulgent Genetics Inc
(d)
2,042 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Innovage Holding Corp
(d)
1,603 $ 10
Inotiv Inc
(d),(e)
1,649 34
Invitae Corp
(d),(e)
22,377 58
LifeStance Health Group Inc
(d)
6,394 48
ModivCare Inc
(d)
825 80
Nano-X Imaging Ltd
(d)
3,944 56
National HealthCare Corp 1,191 72
OPKO Health Inc
(d)
38,251 73
Oscar Health Inc
(d)
11,194 42
P3 Health Partners Inc
(d),(e)
869 4
Pediatrix Medical Group Inc
(d)
7,869 153
Science 37 Holdings Inc
(d)
630 1
Select Medical Holdings Corp 1,499 38
Sema4 Holdings Corp
(d)
14,978 15
Surgery Partners Inc
(d)
437 12
$ 1,253
Holding Companies - Diversified - 0 .00%
Professional Holding Corp
(d)
1,134 31
Home Builders - 1 .87%
Beazer Homes USA Inc
(d)
2,823 32
Century Communities Inc 22,470 1,000
Forestar Group Inc
(d)
1,301 15
Green Brick Partners Inc
(d)
22,779 526
Installed Building Products Inc 96,115 8,266
KB Home 36,016 1,038
Landsea Homes Corp
(d)
895 4
LGI Homes Inc
(d)
10,815 995
M/I Homes Inc
(d)
23,105 959
MDC Holdings Inc 4,016 122
Meritage Homes Corp
(d)
55,399 4,220
Taylor Morrison Home Corp
(d)
43,299 1,141
Thor Industries Inc 17,900 1,458
Tri Pointe Homes Inc
(d)
61,197 1,025
Winnebago Industries Inc 2,941 176
$ 20,977
Home Furnishings - 0 .48%
Aterian Inc
(d)
5,716 6
Ethan Allen Interiors Inc 66,474 1,701
Hooker Furnishings Corp 58,565 884
iRobot Corp
(d),(e)
305 17
MillerKnoll Inc 87,203 1,848
Purple Innovation Inc
(d)
4,874 17
Sleep Number Corp
(d)
15,120 419
Snap One Holdings Corp
(d)
1,707 20
Traeger Inc
(d),(e)
3,034 13
Universal Electronics Inc
(d)
1,148 24
Weber Inc
(e)
2,561 17
Xperi Inc
(d)
27,430 383
$ 5,349
Housewares - 0 .05%
Lifetime Brands Inc 1,213 10
Tupperware Brands Corp
(d)
67,780 524
$ 534
Insurance - 4 .95%
Ambac Financial Group Inc
(d)
4,194 59
American Equity Investment Life Holding Co 59,717 2,573
AMERISAFE Inc 1,810 106
Argo Group International Holdings Ltd 3,009 75
Assured Guaranty Ltd 39,300 2,326
Axis Capital Holdings Ltd 32,400 1,771
Brighthouse Financial Inc
(d)
22,800 1,301
Brown & Brown Inc 111,535 6,557
CNO Financial Group Inc 115,120 2,539
Crawford & Co 1,465 9
Doma Holdings Inc
(d)
11,729 6
Donegal Group Inc 1,474 22
eHealth Inc
(d)
1,686 5
Employers Holdings Inc 49,739 2,169
Enstar Group Ltd
(d)
10,834 2,172

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Essent Group Ltd 60,886 $ 2,410
First American Financial Corp 148,990 7,509
Genworth Financial Inc
(d)
47,590 222
Goosehead Insurance Inc
(d)
222 9
Greenlight Capital Re Ltd
(d)
55,577 469
Hippo Holdings Inc
(d),(e)
1,503 26
Horace Mann Educators Corp 46,176 1,822
Investors Title Co 104 15
Jackson Financial Inc 7,244 278
James River Group Holdings Ltd 3,483 88
Kemper Corp 30,700 1,463
Lemonade Inc
(d),(e)
4,401 107
MBIA Inc
(d)
4,550 49
Mercury General Corp 14,235 413
MGIC Investment Corp 70,600 964
National Western Life Group Inc 4,997 990
NI Holdings Inc
(d)
802 11
NMI Holdings Inc
(d)
116,640 2,558
Primerica Inc 3,800 550
ProAssurance Corp 5,109 113
Root Inc/OH
(d),(e)
865 7
Safety Insurance Group Inc 1,348 117
Selective Insurance Group Inc 89,435 8,772
Selectquote Inc
(d)
568,368 384
SiriusPoint Ltd
(d)
386,811 2,483
Stewart Information Services Corp 11,742 457
Tiptree Inc 2,346 29
Trean Insurance Group Inc
(d)
397,817 1,460
United Fire Group Inc 2,023 55
Universal Insurance Holdings Inc 2,036 20
$ 55,540
Internet - 0 .24%
1-800-Flowers.com Inc
(d)
2,550 19
1stdibs.com Inc
(d)
2,243 15
aka Brands Holding Corp
(d)
1,111 2
Allbirds Inc
(d),(e)
6,740 23
Arena Group Holdings Inc/The
(d)
268 4
BARK Inc
(d)
11,309 21
Blade Air Mobility Inc
(d)
5,318 24
Bumble Inc
(d)
8,174 208
Cars.com Inc
(d)
5,524 77
ChannelAdvisor Corp
(d)
2,682 62
Cogent Communications Holdings Inc 1,854 97
ContextLogic Inc
(d)
54,822 43
DHI Group Inc
(d)
628 4
Edgio Inc
(d)
1,028 3
ePlus Inc
(d)
22,978 1,119
Eventbrite Inc
(d)
892 6
Figs Inc
(d),(e)
1,801 13
fuboTV Inc
(d),(e)
16,877 62
Groupon Inc
(d)
1,871 14
HealthStream Inc
(d)
2,154 53
Innovid Corp
(d)
841 3
Inspirato Inc
(d)
1,944 4
Lands' End Inc
(d)
1,447 15
Liquidity Services Inc
(d)
1,159 20
Magnite Inc
(d)
12,401 90
Overstock.com Inc
(d)
4,035 94
Poshmark Inc
(d)
4,355 78
QuinStreet Inc
(d)
4,616 53
RealReal Inc/The
(d)
6,825 11
Rover Group Inc
(d)
475 2
RumbleON Inc
(d)
980 16
Solo Brands Inc
(d),(e)
2,083 9
Squarespace Inc
(d)
2,226 49
Stitch Fix Inc
(d)
4,636 19
TrueCar Inc
(d)
8,513 15
Vacasa Inc
(d),(e)
10,594 39
Vivid Seats Inc
(d),(e)
1,811 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Ziff Davis Inc
(d)
3,506 $ 271
$ 2,672
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
6,757 156
Compass Diversified Holdings
(e)
5,867 125
$ 281
Iron & Steel - 0 .16%
Carpenter Technology Corp 4,528 169
Commercial Metals Co 33,818 1,539
Haynes International Inc 1,158 57
Schnitzer Steel Industries Inc 2,237 60
$ 1,825
Leisure Products & Services - 0 .38%
Acushnet Holdings Corp 2,292 107
Bowlero Corp
(d),(e)
3,827 56
Clarus Corp 419 5
Johnson Outdoors Inc 39,406 2,073
Life Time Group Holdings Inc
(d)
3,983 42
Lindblad Expeditions Holdings Inc
(d)
2,936 25
Topgolf Callaway Brands Corp
(d)
13,257 248
Virgin Galactic Holdings Inc
(d),(e)
11,333 52
Vista Outdoor Inc
(d)
55,594 1,615
Xponential Fitness Inc
(d)
1,141 22
$ 4,245
Lodging - 0 .12%
Bluegreen Vacations Holding Corp 972 17
Century Casinos Inc
(d)
452 3
Full House Resorts Inc
(d)
2,274 16
Marcus Corp/The 2,254 34
Travel + Leisure Co 32,100 1,219
$ 1,289
Machinery - Construction & Mining - 0 .03%
Argan Inc 1,269 44
Astec Industries Inc 2,163 94
Hyster-Yale Materials Handling Inc 1,026 30
Manitowoc Co Inc/The
(d)
3,288 30
NuScale Power Corp
(d),(e)
2,969 34
Terex Corp 3,209 130
$ 362
Machinery - Diversified - 2 .87%
Alamo Group Inc 59,453 9,042
Albany International Corp 2,375 218
Altra Industrial Motion Corp 6,160 370
Cactus Inc 27,600 1,427
CIRCOR International Inc
(d)
1,249 26
Columbus McKinnon Corp/NY 2,654 76
DXP Enterprises Inc/TX
(d)
1,442 41
Eastman Kodak Co
(d),(e)
5,416 29
Flowserve Corp 60,300 1,729
Gates Industrial Corp PLC
(d)
81,200 905
Gorman-Rupp Co/The 1,763 48
GrafTech International Ltd 245,900 1,252
Hydrofarm Holdings Group Inc
(d)
4,137 11
Ichor Holdings Ltd
(d)
199,402 5,072
Mueller Water Products Inc - Class A 75,300 881
Tennant Co 978 57
Thermon Group Holdings Inc
(d)
102,926 1,828
Watts Water Technologies Inc 63,090 9,234
$ 32,246
Media - 0 .14%
AMC Networks Inc
(d)
2,866 64
Audacy Inc
(d)
11,424 4
Cumulus Media Inc
(d)
1,689 12
EW Scripps Co/The
(d)
5,542 79
Gannett Co Inc
(d)
13,644 20
Gray Television Inc 4,363 62
iHeartMedia Inc
(d)
11,423 95
Liberty Latin America Ltd - Class A
(d)
3,624 28

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Latin America Ltd - Class C
(d)
14,128 $ 110
Scholastic Corp 2,820 107
TEGNA Inc 44,191 923
Thryv Holdings Inc
(d)
1,810 37
Urban One Inc
(d)
785 5
Urban One Inc
(d)
999 5
Value Line Inc 8 —
WideOpenWest Inc
(d)
2,163 30
$ 1,581
Metal Fabrication & Hardware - 0 .97%
AZZ Inc 49,725 1,998
Fathom Digital Manufacturing C
(d),(e)
923 2
Hillman Solutions Corp
(d)
12,753 100
L B Foster Co
(d)
21,700 217
Mueller Industries Inc 18,393 1,152
Northwest Pipe Co
(d)
739 25
Olympic Steel Inc 17,210 468
Proto Labs Inc
(d)
29,388 1,123
RBC Bearings Inc
(d)
2,314 587
Ryerson Holding Corp 37,734 1,266
Standex International Corp 1,130 112
Timken Co/The 31,400 2,238
TimkenSteel Corp
(d)
4,395 77
Tredegar Corp 86,976 947
Worthington Industries Inc 12,877 613
$ 10,925
Mining - 0 .42%
Arconic Corp
(d)
59,029 1,225
Coeur Mining Inc
(d)
26,398 100
Compass Minerals International Inc 13,300 526
Constellium SE
(d)
39,293 433
Energy Fuels Inc/Canada
(d),(e)
2,588 19
Hecla Mining Co 52,424 240
Hycroft Mining Holding Corp
(d)
2,595 2
Ivanhoe Electric Inc / US
(d)
708 7
Kaiser Aluminum Corp 26,146 2,112
Novagold Resources Inc
(d)
1,201 6
Piedmont Lithium Inc
(d)
1,187 74
PolyMet Mining Corp
(d)
2,769 8
United States Lime & Minerals Inc 44 6
Ur-Energy Inc
(d)
1,965 2
$ 4,760
Miscellaneous Manufacturers - 2 .20%
AMMO Inc
(d),(e)
8,279 27
Chase Corp 12,347 1,164
EnPro Industries Inc 12,634 1,346
ESCO Technologies Inc 2,219 191
Fabrinet
(d)
93,999 10,753
Federal Signal Corp 190,320 8,878
Hillenbrand Inc 47,082 2,080
Materion Corp 120 10
NL Industries Inc 793 7
Park Aerospace Corp 1,857 23
Sight Sciences Inc
(d)
1,849 14
Smith & Wesson Brands Inc 4,014 45
Sturm Ruger & Co Inc 154 9
Trinity Industries Inc 6,617 189
$ 24,736
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 10,835 159
Office Furnishings - 0 .20%
CompX International Inc 151 3
Interface Inc 90,449 1,023
Kimball International Inc 153,926 1,137
Steelcase Inc 8,246 64
$ 2,227
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 5 .26%
Amplify Energy Corp
(d)
768 $ 8
Antero Resources Corp
(d)
153,495 5,627
Berry Corp 238,261 2,114
Borr Drilling Ltd
(d)
10,017 49
California Resources Corp 40,898 1,845
Callon Petroleum Co
(d)
788 35
Chord Energy Corp 17,652 2,703
Civitas Resources Inc 40,988 2,865
CNX Resources Corp
(d)
16,783 282
Comstock Resources Inc 206,275 3,874
Crescent Energy Co
(e)
137,000 1,888
Denbury Inc
(d)
14,300 1,307
Diamond Offshore Drilling Inc
(d)
9,587 94
Helmerich & Payne Inc 9,742 482
Kosmos Energy Ltd
(d)
242,721 1,575
Laredo Petroleum Inc
(d)
12,300 795
Murphy Oil Corp 66,464 3,224
Nabors Industries Ltd
(d)
108 19
Noble Corp PLC
(d)
22,643 816
Northern Oil and Gas Inc 56,557 1,931
Ovintiv Inc 102,220 5,177
Par Pacific Holdings Inc
(d)
60,900 1,393
Patterson-UTI Energy Inc 6,566 116
PBF Energy Inc 7,091 314
PDC Energy Inc 97,015 6,999
Permian Resources Corp 240,039 2,345
Precision Drilling Corp
(d)
34,100 2,520
Ranger Oil Corp 54,500 2,229
Riley Exploration Permian Inc 365 11
Ring Energy Inc
(d),(e)
4,874 16
Southwestern Energy Co
(d)
763,990 5,294
Talos Energy Inc
(d)
54,300 1,155
Vertex Energy Inc
(d),(e)
590 5
W&T Offshore Inc
(d)
1,532 12
$ 59,119
Oil & Gas Services - 2 .07%
Archrock Inc 12,827 96
Bristow Group Inc
(d)
2,214 66
ChampionX Corp 69,300 1,983
DMC Global Inc
(d)
1,326 29
Dril-Quip Inc
(d)
80,131 1,993
Expro Group Holdings NV
(d)
172,037 3,257
Helix Energy Solutions Group Inc
(d)
375,850 2,631
Liberty Energy Inc
(d)
67,300 1,138
Matrix Service Co
(d)
164,800 808
National Energy Services Reunited Corp
(d)
259,415 1,961
Newpark Resources Inc
(d)
536,473 1,964
NOW Inc
(d)
10,452 133
Oceaneering International Inc
(d)
891 12
Oil States International Inc
(d)
5,963 39
ProFrac Holding Corp
(d)
707 16
ProPetro Holding Corp
(d)
102,677 1,216
Select Energy Services Inc 6,766 65
Solaris Oilfield Infrastructure Inc 92,900 1,265
TechnipFMC PLC
(d)
127,300 1,348
Tidewater Inc
(d)
93,240 3,161
US Silica Holdings Inc
(d)
5,962 86
$ 23,267
Packaging & Containers - 0 .10%
Greif Inc - Class A 2,092 138
Greif Inc - Class B 437 31
Matthews International Corp 2,830 76
O-I Glass Inc
(d)
2,787 45
Pactiv Evergreen Inc 4,095 45
Ranpak Holdings Corp
(d)
4,117 16
TriMas Corp 35,568 813
$ 1,164

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 0 .96%
AbCellera Biologics Inc
(d)
11,263 $ 133
AdaptHealth Corp
(d)
6,843 156
Aduro Biotech
(d)
161 —
Aerie Pharmaceuticals Inc
(d)
676 10
Agios Pharmaceuticals Inc
(d)
5,170 142
Amylyx Pharmaceuticals Inc
(d),(e)
2,688 96
Anika Therapeutics Inc
(d)
1,381 39
Beachbody Co Inc/The
(d)
8,261 8
Bioxcel Therapeutics Inc
(d),(e)
1,811 23
Chimerix Inc
(d)
2,649 5
Embecta Corp 749 23
Enanta Pharmaceuticals Inc
(d)
1,656 75
Fulcrum Therapeutics Inc
(d)
3,235 18
Gelesis Holdings Inc
(d)
1,194 1
Herbalife Nutrition Ltd
(d)
63,919 1,359
Ironwood Pharmaceuticals Inc
(d)
78,700 861
Jounce Therapeutics Inc
(d)
3,993 9
KalVista Pharmaceuticals Inc
(d)
2,319 12
Kura Oncology Inc
(d)
6,012 93
Lyell Immunopharma Inc
(d)
16,393 96
MannKind Corp
(d),(e)
21,058 71
Morphic Holding Inc
(d)
356 10
Nature's Sunshine Products Inc
(d)
1,272 11
Owens & Minor Inc 6,182 105
PetIQ Inc
(d)
540 4
Phibro Animal Health Corp 25,313 372
PMV Pharmaceuticals Inc
(d)
3,489 43
Prestige Consumer Healthcare Inc
(d)
43,518 2,371
Protagonist Therapeutics Inc
(d)
4,359 35
Reata Pharmaceuticals Inc
(d),(e)
435 14
Relmada Therapeutics Inc
(d)
705 5
Supernus Pharmaceuticals Inc
(d)
4,643 159
Taro Pharmaceutical Industries Ltd
(d)
50,900 1,523
Tricida Inc
(d),(e)
2,540 1
USANA Health Sciences Inc
(d)
14,000 735
Vanda Pharmaceuticals Inc
(d)
209,459 2,193
Zogenix Inc
(d),(f)
4,885 4
$ 10,815
Pipelines - 0 .37%
Equitrans Midstream Corp 292,386 2,462
Excelerate Energy Inc 1,757 49
Golar LNG Ltd
(d)
9,030 251
Kinetik Holdings Inc
(e)
38,123 1,402
NextDecade Corp
(d),(e)
466 3
$ 4,167
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 516 8
Real Estate - 0 .47%
American Realty Investors Inc
(d)
142 3
Angel Oak Mortgage Inc 1,131 12
Anywhere Real Estate Inc
(d)
10,626 79
Douglas Elliman Inc 6,661 31
FRP Holdings Inc
(d)
634 38
Kennedy-Wilson Holdings Inc 11,191 186
Legacy Housing Corp
(d)
829 15
Marcus & Millichap Inc 49,000 1,805
Newmark Group Inc 12,428 102
Radius Global Infrastructure Inc
(d)
7,907 74
RE/MAX Holdings Inc 60,433 1,176
RMR Group Inc/The 62,243 1,704
Stratus Properties Inc 558 16
Transcontinental Realty Investors Inc
(d)
119 5
$ 5,246
REITs - 2 .86%
Acadia Realty Trust 8,827 123
AFC Gamma Inc 1,499 26
Agree Realty Corp 7,475 514
Alexander & Baldwin Inc 6,864 134
Alexander's Inc 7,300 1,715
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
American Assets Trust Inc 4,679 $ 129
Apartment Investment and Management Co 14,192 113
Apollo Commercial Real Estate Finance Inc 52,433 590
Apple Hospitality REIT Inc 20,387 349
Arbor Realty Trust Inc 15,648 215
Ares Commercial Real Estate Corp 4,863 60
Armada Hoffler Properties Inc 6,359 74
ARMOUR Residential REIT Inc 10,813 58
Ashford Hospitality Trust Inc
(d)
3,260 26
Blackstone Mortgage Trust Inc 16,136 403
Bluerock Homes Trust Inc
(d)
237 6
Braemar Hotels & Resorts Inc 194,185 957
Brandywine Realty Trust 16,084 106
BrightSpire Capital Inc 8,878 68
Broadmark Realty Capital Inc 12,337 72
Broadstone Net Lease Inc 15,807 271
BRT Apartments Corp 1,139 25
CareTrust REIT Inc 8,437 158
CBL & Associates Properties Inc 2,114 61
Centerspace 1,455 101
Chatham Lodging Trust
(d)
4,542 59
Chimera Investment Corp 22,033 149
City Office REIT Inc 3,861 41
Claros Mortgage Trust Inc 8,717 139
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 923 32
Corporate Office Properties Trust 9,417 251
CTO Realty Growth Inc 1,712 34
DiamondRock Hospitality Co 19,876 186
Diversified Healthcare Trust 22,537 31
Dynex Capital Inc 4,148 50
Easterly Government Properties Inc 8,640 150
Ellington Financial Inc 5,387 72
Elme Communities 8,284 158
Empire State Realty Trust Inc 12,778 94
Equity Commonwealth 10,095 264
Essential Properties Realty Trust Inc 12,081 260
Farmland Partners Inc 4,596 64
Four Corners Property Trust Inc 6,990 179
Franklin BSP Realty Trust Inc 7,977 112
Franklin Street Properties Corp 9,356 27
Getty Realty Corp 3,997 126
Gladstone Commercial Corp 304 5
Gladstone Land Corp 1,398 28
Global Medical REIT Inc 5,783 53
Global Net Lease Inc 9,875 121
Granite Point Mortgage Trust Inc 51,319 404
Great Ajax Corp 44,453 377
Hersha Hospitality Trust 2,813 26
Independence Realty Trust Inc 21,006 352
Indus Realty Trust Inc 507 26
Industrial Logistics Properties Trust 5,831 27
InvenTrust Properties Corp 6,421 162
Invesco Mortgage Capital Inc 3,146 37
iStar Inc 6,470 68
Kite Realty Group Trust 20,646 405
KKR Real Estate Finance Trust Inc 5,411 94
Ladder Capital Corp 10,765 115
LTC Properties Inc 3,787 146
LXP Industrial Trust 26,176 253
Macerich Co/The 20,410 227
MFA Financial Inc 46,751 466
National Health Investors Inc 4,073 231
National Storage Affiliates Trust 84,425 3,602
Necessity Retail REIT Inc/The 12,663 87
NETSTREIT Corp 5,775 109
New York Mortgage Trust Inc 352,223 948
Nexpoint Real Estate Finance Inc 761 13
NexPoint Residential Trust Inc 130 6

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Office Properties Income Trust 4,541 $ 69
One Liberty Properties Inc 1,546 35
Orchid Island Capital Inc 3,372 34
Orion Office REIT Inc 5,407 51
Paramount Group Inc 18,191 118
Park Hotels & Resorts Inc 160,800 2,103
Pebblebrook Hotel Trust 115,009 1,844
PennyMac Mortgage Investment Trust 6,928 96
Physicians Realty Trust 21,320 321
Piedmont Office Realty Trust Inc 11,649 122
Plymouth Industrial REIT Inc 3,569 66
Postal Realty Trust Inc 725 11
PotlatchDeltic Corp 6,839 304
Ready Capital Corp 7,019 85
Redwood Trust Inc 11,056 79
Retail Opportunity Investments Corp 11,428 165
RLJ Lodging Trust 15,198 185
RPT Realty 8,005 74
Ryman Hospitality Properties Inc 5,100 453
Sabra Health Care REIT Inc 21,872 299
Safehold Inc 783 23
Saul Centers Inc 116 5
Seritage Growth Properties
(d)
150,049 1,610
Service Properties Trust 15,564 126
SITE Centers Corp 18,457 229
STAG Industrial Inc 139,471 4,406
Summit Hotel Properties Inc 9,926 86
Sunstone Hotel Investors Inc 20,100 224
Terreno Realty Corp 7,044 402
TPG RE Finance Trust Inc 52,032 440
Two Harbors Investment Corp 32,737 117
UMH Properties Inc 836 15
Uniti Group Inc 22,487 175
Urban Edge Properties 10,842 153
Urstadt Biddle Properties Inc 2,816 53
Veris Residential Inc
(d)
8,163 129
Whitestone REIT 4,432 42
Xenia Hotels & Resorts Inc 10,839 185
$ 32,155
Retail - 5 .21%
Abercrombie & Fitch Co
(d)
4,702 83
Academy Sports & Outdoors Inc 7,840 345
American Eagle Outfitters Inc 98,209 1,116
America's Car-Mart Inc/TX
(d)
572 39
Asbury Automotive Group Inc
(d)
11,264 1,777
Beacon Roofing Supply Inc
(d)
140,500 7,917
Bed Bath & Beyond Inc
(d),(e)
2,115 10
Big 5 Sporting Goods Corp
(e)
75,733 976
Big Lots Inc 2,688 51
Biglari Holdings Inc
(d)
70 10
BJ's Restaurants Inc
(d)
2,148 71
Bloomin' Brands Inc 23,775 571
BlueLinx Holdings Inc
(d)
22,152 1,561
Boot Barn Holdings Inc
(d)
13,900 790
Brinker International Inc
(d)
56,124 1,874
Buckle Inc/The 209 8
Build-A-Bear Workshop Inc 370 7
Cato Corp/The 86,101 1,025
Chico's FAS Inc
(d)
3,237 19
Children's Place Inc/The
(d)
9,525 385
Chuy's Holdings Inc
(d)
1,786 52
Citi Trends Inc
(d)
729 17
Clean Energy Fuels Corp
(d)
16,063 108
Conn's Inc
(d)
1,237 10
Container Store Group Inc/The
(d)
3,132 17
Denny's Corp
(d)
1,522 17
Designer Brands Inc 1,451 22
Destination XL Group Inc
(d)
2,621 18
Dine Brands Global Inc 13,980 1,008
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Duluth Holdings Inc
(d)
662 $ 6
El Pollo Loco Holdings Inc 87,547 879
EVgo Inc
(d),(e)
5,673 42
Express Inc
(d)
6,087 7
First Watch Restaurant Group Inc
(d)
619 11
FirstCash Holdings Inc 1,832 180
Foot Locker Inc 56,543 1,792
Franchise Group Inc 15,375 466
Genesco Inc
(d)
10,041 472
GMS Inc
(d)
9,700 458
Group 1 Automotive Inc 12,980 2,246
GrowGeneration Corp
(d),(e)
5,439 19
Guess? Inc
(e)
52,500 891
Haverty Furniture Cos Inc 56,897 1,512
Hibbett Inc 30,038 1,875
Jack in the Box Inc 9,229 815
JOANN Inc
(e)
1,045 6
La-Z-Boy Inc 40,073 993
LL Flooring Holdings Inc
(d)
53,630 447
MarineMax Inc
(d)
54,745 1,769
Movado Group Inc 1,464 48
National Vision Holdings Inc
(d)
6,980 259
Nu Skin Enterprises Inc 28,886 1,103
ODP Corp/The
(d)
4,026 159
OneWater Marine Inc
(d)
54,778 1,807
Papa John's International Inc 866 63
Party City Holdco Inc
(d)
6,654 11
Patrick Industries Inc 1,864 85
PC Connection Inc 23,129 1,229
PetMed Express Inc 337 7
PriceSmart Inc 862 55
Qurate Retail Inc 33,174 78
RH
(d)
14,890 3,781
Rite Aid Corp
(d)
2,782 15
Rush Enterprises Inc - Class A 120,915 6,033
Rush Enterprises Inc - Class B 622 33
Ruth's Hospitality Group Inc 58,300 1,211
Sally Beauty Holdings Inc
(d)
731 9
Shoe Carnival Inc 1,636 39
Signet Jewelers Ltd 28,638 1,868
Sonic Automotive Inc 49,488 2,313
Sportsman's Warehouse Holdings Inc
(d)
4,118 37
Tile Shop Holdings Inc 3,448 14
Tilly's Inc 51,043 452
TravelCenters of America Inc
(d)
10,596 674
Vera Bradley Inc
(d)
231,600 753
Volta Inc
(d)
11,577 13
Winmark Corp 266 67
World Fuel Services Corp 42,195 1,075
Zumiez Inc
(d)
20,582 461
$ 58,542
Savings & Loans - 1 .70%
Axos Financial Inc
(d)
4,882 190
Banc of California Inc 4,993 83
Berkshire Hills Bancorp Inc 56,772 1,661
Brookline Bancorp Inc 76,951 1,058
Capitol Federal Financial Inc 12,320 101
Flushing Financial Corp 90,399 1,781
FS Bancorp Inc 16,200 470
Hingham Institution For Savings The 130 32
Home Bancorp Inc 16,492 705
HomeTrust Bancshares Inc 1,103 27
New York Community Bancorp Inc
(e)
191,800 1,786
Northfield Bancorp Inc 67,865 1,089
Northwest Bancshares Inc 11,514 173
OceanFirst Financial Corp 75,700 1,709
Pacific Premier Bancorp Inc 38,185 1,391
Provident Financial Services Inc 47,528 1,065
Southern Missouri Bancorp Inc 9,946 509

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Territorial Bancorp Inc 24,468 $ 505
Washington Federal Inc 63,974 2,476
Waterstone Financial Inc 61,626 1,046
WSFS Financial Corp 27,188 1,266
$ 19,123
Semiconductors - 2 .52%
ACM Research Inc
(d)
129,633 829
Alpha & Omega Semiconductor Ltd
(d)
464 15
Amkor Technology Inc 7,665 159
AXT Inc
(d)
3,845 17
Cirrus Logic Inc
(d)
5,900 396
Cohu Inc
(d)
4,551 150
Diodes Inc
(d)
25,748 1,846
Impinj Inc
(d)
183 21
MKS Instruments Inc 85,400 7,016
Ouster Inc
(d)
13,537 17
Photronics Inc
(d)
94,951 1,540
Rambus Inc
(d)
360,771 10,881
Ultra Clean Holdings Inc
(d)
172,310 5,361
Veeco Instruments Inc
(d)
985 18
$ 28,266
Software - 0 .42%
1Life Healthcare Inc
(d)
17,086 292
ACV Auctions Inc
(d)
5,585 51
Adeia Inc 68,575 766
Allscripts Healthcare Solutions Inc
(d)
10,351 152
American Software Inc/GA 898 15
Avaya Holdings Corp
(d)
8,088 13
Avid Technology Inc
(d)
1,262 35
AvidXchange Holdings Inc
(d)
1,500 14
Bandwidth Inc
(d)
1,778 21
Benefitfocus Inc
(d)
765 5
Blackbaud Inc
(d)
234 13
Blend Labs Inc
(d),(e)
17,528 44
Brightcove Inc
(d)
1,240 8
C3.ai Inc
(d),(e)
5,295 69
Cardlytics Inc
(d)
3,025 29
Cerence Inc
(d)
3,723 64
Computer Programs and Systems Inc
(d)
1,351 44
Consensus Cloud Solutions Inc
(d)
790 44
CoreCard Corp
(d),(e)
19,000 465
Cvent Holding Corp
(d),(e)
4,288 25
Daily Journal Corp
(d)
115 31
Digi International Inc
(d)
2,136 86
Digimarc Corp
(d)
76 1
Donnelley Financial Solutions Inc
(d)
2,287 92
E2open Parent Holdings Inc
(d)
18,877 110
Ebix Inc 42,267 837
eGain Corp
(d)
1,147 9
EverCommerce Inc
(d),(e)
1,994 17
Faraday Future Intelligent Electric Inc
(d)
4,550 2
Fastly Inc
(d)
10,573 90
ForgeRock Inc
(d),(e)
796 18
Health Catalyst Inc
(d)
5,196 46
Hims & Hers Health Inc
(d)
1,771 8
Inseego Corp
(d)
6,483 15
Inspired Entertainment Inc
(d)
642 7
Instructure Holdings Inc
(d),(e)
1,409 33
IonQ Inc
(d),(e)
9,784 58
Kaleyra Inc
(d)
2,724 2
Latch Inc
(d)
10,298 14
LiveVox Holdings Inc
(d)
2,143 7
Loyalty Ventures Inc
(d)
1,434 2
Matterport Inc
(d),(e)
5,786 20
MicroStrategy Inc
(d),(e)
365 98
N-able Inc
(d)
821 9
NextGen Healthcare Inc
(d)
2,773 56
Olo Inc
(d)
8,521 75
ON24 Inc
(d)
3,941 32
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Outbrain Inc
(d),(e)
58,563 $ 251
Pear Therapeutics Inc
(d)
3,727 10
Phreesia Inc
(d)
2,438 67
Playstudios Inc
(d)
3,777 17
Porch Group Inc
(d)
7,645 10
PowerSchool Holdings Inc
(d)
2,821 56
PROS Holdings Inc
(d)
1,373 34
PubMatic Inc
(d)
384 7
Rackspace Technology Inc
(d),(e)
5,457 28
Sapiens International Corp NV 809 16
Sharecare Inc
(d)
27,894 54
Skillsoft Corp
(d)
7,691 14
Skillz Inc
(d),(e)
29,775 31
SolarWinds Corp
(d)
4,575 43
Sumo Logic Inc
(d)
3,771 29
Upland Software Inc
(d)
2,760 22
Verint Systems Inc
(d)
543 19
WM Technology Inc
(d)
590 1
$ 4,653
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 2,606 41
Telecommunications - 0 .24%
A10 Networks Inc 1,287 22
ADTRAN Holdings Inc 626 14
Anterix Inc
(d)
1,248 48
ATN International Inc 1,036 45
Aviat Networks Inc
(d)
1,047 34
Calix Inc
(d)
1,145 84
Casa Systems Inc
(d),(e)
142,300 448
Consolidated Communications Holdings Inc
(d)
6,370 33
DigitalBridge Group Inc 1,597 20
EchoStar Corp
(d)
3,185 60
Globalstar Inc
(d)
10,372 22
Gogo Inc
(d)
4,371 62
IDT Corp - Class B
(d)
410 11
InterDigital Inc 1,767 88
KORE Group Holdings Inc
(d)
3,325 10
Maxar Technologies Inc 6,969 156
NETGEAR Inc
(d)
26,682 525
Planet Labs PBC
(d)
1,871 10
Preformed Line Products Co 8,257 656
Ribbon Communications Inc
(d)
6,851 18
Shenandoah Telecommunications Co 4,588 104
Starry Group Holdings Inc
(d)
163 —
Telephone and Data Systems Inc 9,555 162
Terran Orbital Corp
(d)
2,269 6
United States Cellular Corp
(d)
1,414 44
$ 2,682
Textiles - 0 .02%
UniFirst Corp/MA 1,418 261
Toys, Games & Hobbies - 0 .00%
Vinco Ventures Inc
(d)
9,098 8
Transportation - 2 .97%
Air Transport Services Group Inc
(d)
3,481 102
ArcBest Corp 1,561 124
Ardmore Shipping Corp
(d)
3,303 45
Atlas Air Worldwide Holdings Inc
(d)
16,254 1,644
Costamare Inc 5,006 47
Covenant Logistics Group Inc 957 36
CryoPort Inc
(d)
763 21
DHT Holdings Inc 12,977 116
Dorian LPG Ltd 2,909 53
Eagle Bulk Shipping Inc 1,271 62
FLEX LNG Ltd 2,701 84
Forward Air Corp 15,100 1,599
Frontline Ltd/Bermuda 11,816 148
Genco Shipping & Trading Ltd 3,473 47
Golden Ocean Group Ltd
(e)
11,632 97
Heartland Express Inc 105,726 1,573

Schedule of Investments
SmallCap Value Fund II
October 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Hub Group Inc
(d)
3,184 $ 247
International Seaways Inc 4,668 198
Kirby Corp
(d)
124,045 8,652
Landstar System Inc 55,140 8,614
Marten Transport Ltd 1,409 26
Matson Inc 15,177 1,117
Nordic American Tankers Ltd 18,785 58
PAM Transportation Services Inc
(d)
14,300 398
Radiant Logistics Inc
(d)
2,700 16
Safe Bulkers Inc 6,943 18
Saia Inc
(d)
35,445 7,049
Schneider National Inc 24,600 547
Scorpio Tankers Inc 4,620 221
SFL Corp Ltd 10,883 111
Teekay Corp
(d)
6,613 26
Teekay Tankers Ltd
(d)
2,167 68
Universal Logistics Holdings Inc 170 5
Werner Enterprises Inc 5,271 207
$ 33,376
Trucking & Leasing - 1 .38%
GATX Corp 126,679 13,265
Greenbrier Cos Inc/The 64,246 2,268
$ 15,533
Water - 0 .05%
American States Water Co 1,832 166
Artesian Resources Corp 264 14
California Water Service Group 3,805 236
SJW Group 2,559 181
$ 597
TOTAL COMMON STOCKS $ 1,068,188
Total Investments $ 1,133,637
Other Assets and Liabilities -  (0.92)% (10,336)
TOTAL NET ASSETS - 100.00% $ 1,123,301
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,429 or
0.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,137 or 0.81% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28 .17%
Industrial 17 .74%
Consumer, Cyclical 15 .08%
Consumer, Non-cyclical 9 .09%
Technology 8 .03%
Energy 7 .98%
Money Market Funds 5 .59%
Basic Materials 4 .78%
Utilities 3 .40%
Communications 0 .82%
Investment Companies 0 .24%
Diversified 0 .00%
Government 0 .00%
Other Assets and Liabilities
( 0 .92 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales October 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.82% $ 22,956 $ 594,931 $ 557,187 $ 60,700
$ 22,956 $ 594,931 $ 557,187 $ 60,700
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.82% $ 406 $ — $ — $ —
$ 406 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2022 Long 96 $ 8,894 $ 538
Total $ 538
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .07 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .07%
iShares National Muni Bond ETF 528 $ 54
iShares Short-Term National Muni Bond ETF 374 38
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
4,997 234
VanEck High Yield Muni ETF 2,363 116
$ 447
TOTAL INVESTMENT COMPANIES $ 447
MUNICIPAL BONDS - 101 .44%
Principal
Amount (000's) Value (000's)
Alabama - 1 .86%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 5,500 $ 5,492
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,830
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
2,410 2,043
5.25%, 05/01/2044
(a)
997 810
$ 11,175
Arizona - 1 .36%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 393
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,284
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,286
Salt Verde Financial Corp
5.00%, 12/01/2032 5,165 5,184
$ 8,147
Arkansas - 0 .15%
Arkansas Development Finance Authority
5.45%, 09/01/2052
(a)
1,000 901
California - 8 .16%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,014
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,695 1,783
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(d)
7,131 6,609
California Municipal Finance Authority
4.00%, 07/15/2029 3,050 2,828
5.00%, 05/15/2033 1,000 988
5.00%, 05/15/2034 600 589
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,301
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 1,879
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(d)
2,000 2,135
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 942
5.00%, 05/15/2029 1,250 1,300
5.00%, 05/15/2035
(c)
3,500 3,536
5.00%, 05/15/2044
(c)
5,150 5,062
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,312
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,181
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
$ 1,340 $ 1,357
San Diego County Regional Airport Authority
5.00%, 07/01/2029 410 422
5.00%, 07/01/2030 480 494
5.00%, 07/01/2031 500 510
5.00%, 07/01/2032 455 463
5.00%, 07/01/2033 500 507
5.00%, 07/01/2034 415 419
5.00%, 07/01/2035 300 297
5.00%, 07/01/2037 450 446
5.00%, 07/01/2038 500 495
5.00%, 07/01/2040 65 64
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,346
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,451
State of California
5.00%, 08/01/2028 2,000 2,172
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,016
$ 48,918
Colorado - 2 .06%
Colorado Health Facilities Authority
4.00%, 11/15/2043 6,280 5,453
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 984
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 955
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 831
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 905
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,102
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,105
$ 12,335
Connecticut - 0 .99%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
4,000 4,016
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 1,912
$ 5,928
District of Columbia - 2 .73%
District of Columbia
5.00%, 03/01/2029 2,000 2,182
5.00%, 02/01/2031 2,650 2,943
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,135 10,287
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 968
$ 16,380
Florida - 4 .87%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,095
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,451

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Florida Development Finance Corp
3.00%, 06/01/2032 $ 5,000 $ 3,787
5.00%, 05/01/2029
(a)
2,000 1,873
7.38%, 01/01/2049
(a)
5,750 4,854
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,000 6,667
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 1,937
Orange County School Board
5.00%, 08/01/2032 5,000 5,535
Village Community Development District No 13
3.00%, 05/01/2029 5 4
$ 29,203
Georgia - 3 .30%
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,308
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
3,310 2,905
5.00%, 01/01/2054
(a)
1,000 759
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,046
5.25%, 07/01/2039 3,585 3,848
Main Street Natural Gas Inc
4.00%, 08/01/2052
(a),(b)
7,500 6,926
$ 19,792
Illinois - 12 .21%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,063
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,380
City of Chicago IL
5.25%, 01/01/2029 2,000 2,004
5.50%, 01/01/2049 1,000 966
6.00%, 01/01/2038 2,965 3,019
7.46%, 02/15/2026 510 467
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,007
5.00%, 01/01/2032 1,000 1,002
5.00%, 01/01/2033 2,625 2,628
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,018
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,564
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 2,746
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,393
5.00%, 01/01/2040
(c)
2,000 2,021
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 632
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 3,987
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,523
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 5,279
5.00%, 12/01/2038 1,500 1,579
5.25%, 12/01/2032 1,500 1,686
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Sales Tax Securitization Corp
5.00%, 01/01/2036 $ 1,000 $ 1,016
5.00%, 01/01/2040 3,000 3,008
5.25%, 01/01/2048 1,250 1,258
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 1,513
5.00%, 01/01/2037
(d)
2,000 2,022
State of Illinois
5.00%, 11/01/2027 2,415 2,423
5.00%, 11/01/2028 4,590 4,596
5.00%, 12/01/2032 1,380 1,365
5.50%, 07/01/2027 3,410 3,423
5.50%, 01/01/2030 500 515
5.50%, 10/01/2044 6,855 6,716
United City of Yorkville IL
5.75%, 03/01/2028 300 293
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 127
$ 73,239
Indiana - 0 .43%
City of Whiting IN
3.00%, 11/01/2051 455 296
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,597
Town of Shoals IN
7.25%, 11/01/2043 700 709
$ 2,602
Kentucky - 2 .00%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 798
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,122
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 2,952
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,117
$ 11,989
Louisiana - 3 .48%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 6,555 5,856
4.40%, 11/01/2044
(a)
2,000 1,571
5.50%, 11/01/2039
(a)
2,595 2,458
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,244
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,019
6.10%, 12/01/2040
(a),(b)
1,000 1,048
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
5,750 5,695
$ 20,891
Maine - 0 .29%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,751
Maryland - 0 .64%
State of Maryland
5.00%, 08/01/2030 3,450 3,833
Massachusetts - 1 .39%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,197
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,403

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Massachusetts (continued)
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 $ 725 $ 725
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,031
5.00%, 07/01/2035 1,000 991
$ 8,347
Michigan - 2 .22%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,001
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,038
5.00%, 05/01/2037
(d)
1,000 1,034
5.00%, 05/01/2038
(d)
2,000 2,067
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,470 2,252
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 932
Michigan Finance Authority
4.00%, 02/15/2044 3,400 2,856
Michigan Strategic Fund
4.00%, 10/01/2061
(b)
1,200 1,143
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 979
$ 13,302
Mississippi - 0 .62%
County of Lowndes MS
2.65%, 04/01/2037
(b)
3,000 2,773
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 964
$ 3,737
Missouri - 0 .87%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,319
5.00%, 07/01/2044 1,100 1,074
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,615
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,212
$ 5,220
Montana - 1 .00%
County of Gallatin MT
4.00%, 10/15/2046
(a)
5,000 3,478
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
840 813
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,710
$ 6,001
Nebraska - 0 .15%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 911
Nevada - 2 .10%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,600 8,713
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,856
$ 12,569
New Hampshire - 2 .98%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,487
3.75%, 07/01/2045
(a),(b)
1,000 749
4.00%, 11/01/2027
(a)
1,000 929
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire (continued)
New Hampshire Business Finance Authority
(continued)
4.13%, 01/20/2034 $ 9,606 $ 8,861
4.88%, 11/01/2042
(a)
1,000 856
$ 17,882
New Jersey - 6 .42%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 755
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 756
5.75%, 04/01/2031 1,005 976
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,026
5.25%, 06/15/2034 2,250 2,274
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
180 196
South Jersey Port Corp
5.00%, 01/01/2042 5,000 4,605
5.00%, 01/01/2048 3,000 2,672
State of New Jersey
4.00%, 06/01/2031 9,160 9,142
5.00%, 06/01/2027 2,100 2,227
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,211
5.00%, 06/01/2046 7,000 6,728
5.25%, 06/01/2046 2,000 1,937
$ 38,505
New Mexico - 0 .08%
City of Farmington NM
2.15%, 04/01/2033 600 452
New York - 8 .04%
Metropolitan Transportation Authority
4.00%, 11/15/2045 1,000 787
5.00%, 11/15/2025 400 410
5.00%, 11/15/2032 1,000 994
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,074
New York City Municipal Water Finance
Authority
4.00%, 06/15/2037 2,800 2,629
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,168
5.25%, 11/01/2037 3,000 3,218
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 738
5.00%, 06/01/2041 400 401
New York State Bridge Authority
4.00%, 01/01/2040 150 136
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 1,426
5.00%, 07/01/2033 1,200 1,214
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 936
4.00%, 12/01/2042 1,000 784
4.00%, 04/30/2053 1,000 733
5.00%, 12/01/2027 1,000 1,015
5.00%, 12/01/2028 2,350 2,388
5.00%, 01/01/2032 7,200 7,046
5.00%, 01/01/2034 3,200 3,103
5.00%, 10/01/2035 2,000 1,923

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
(continued)
5.00%, 12/01/2035 $ 2,850 $ 2,771
5.00%, 10/01/2040 2,000 1,880
5.00%, 12/01/2041 1,000 907
5.00%, 07/01/2046 3,500 3,196
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 2,977
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 57
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,169
$ 48,220
North Carolina - 1 .36%
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,044
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 3,935
Raleigh Durham Airport Authority
5.00%, 05/01/2033 2,000 2,030
5.00%, 05/01/2034 1,150 1,161
$ 8,170
Ohio - 2 .04%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038 1,000 897
4.00%, 06/01/2039 1,850 1,641
5.00%, 06/01/2055 3,100 2,609
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,307
5.00%, 01/01/2046 2,500 2,139
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(a)
1,000 646
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 874
4.50%, 01/15/2048
(a)
850 685
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(a)
2,000 1,439
$ 12,237
Oklahoma - 0 .15%
Oklahoma Development Finance Authority
5.00%, 08/15/2038 1,085 900
Oregon - 0 .30%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 73
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 1,810 1,748
$ 1,821
Pennsylvania - 6 .53%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 429
Allegheny County Industrial Development
Authority
5.13%, 05/01/2030 1,630 1,602
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,060
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 561
4.00%, 07/01/2051 1,000 720
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,148
5.00%, 12/01/2036 1,725 1,747
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,032
5.25%, 12/01/2044 5,000 5,069
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2028
(d)
$ 2,050 $ 2,170
5.00%, 02/01/2029
(d)
2,700 2,870
5.00%, 02/01/2034
(d)
5,895 6,219
5.00%, 02/01/2035
(d)
9,140 9,566
$ 39,193
Puerto Rico - 1 .29%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
111 101
0.00%, 07/01/2033
(e)
428 218
0.00%, 11/01/2043
(b),(e)
1,656 756
4.00%, 07/01/2033 333 282
4.00%, 07/01/2035 299 244
4.00%, 07/01/2037 257 204
4.00%, 07/01/2041 349 265
4.00%, 07/01/2046 363 263
5.25%, 07/01/2023 1,995 1,998
5.38%, 07/01/2025 371 370
5.63%, 07/01/2027 367 370
5.63%, 07/01/2029 361 363
5.75%, 07/01/2031 351 353
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,300 1,972
$ 7,759
South Carolina - 1 .05%
County of Richland SC
3.88%, 04/01/2023 1,000 998
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,312
6.00%, 06/01/2031
(a)
1,000 788
6.25%, 06/01/2040
(a)
2,000 1,448
6.50%, 06/01/2051
(a)
2,500 1,720
$ 6,266
South Dakota - 0 .24%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,440
Tennessee - 1 .03%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,406
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 727
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,011
$ 6,144
Texas - 10 .23%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,601
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,300
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 4,770
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 1,971
6.63%, 07/15/2038 5,000 5,000
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,052
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,000
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,227

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 $ 2,435 $ 2,550
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,010
Port Beaumont Navigation District
2.75%, 01/01/2036
(a)
1,000 679
2.88%, 01/01/2041
(a)
1,000 615
3.63%, 01/01/2035
(a)
4,535 3,495
4.00%, 01/01/2050
(a)
500 341
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 90
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,069
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2028 5,000 5,066
5.00%, 12/15/2032 1,220 1,220
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 12,005 12,435
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2032 2,450 2,251
5.00%, 12/31/2033 4,000 3,988
7.00%, 12/31/2038 1,000 1,021
Texas Transportation Commission State Highway
249 System
5.00%, 08/01/2057 2,000 1,824
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 805
$ 61,380
Utah - 1 .31%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 996
5.00%, 10/15/2032 4,385 4,289
5.00%, 10/15/2037 1,500 1,423
5.38%, 10/15/2040 1,200 1,167
$ 7,875
Virginia - 2 .54%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,020
6.00%, 07/01/2044 1,000 1,014
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,107
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,588
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,339
Virginia Public School Authority
5.00%, 08/01/2030 3,535 3,878
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,425
4.00%, 01/01/2039 1,000 848
$ 15,219
Washington - 1 .35%
Port of Seattle WA
5.00%, 04/01/2029 5,250 5,456
Washington State Housing Finance Commission
3.50%, 12/20/2035 3,145 2,657
$ 8,113
West Virginia - 0 .20%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(b)
1,250 1,206
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 1 .42%
Public Finance Authority
4.00%, 03/31/2056 $ 2,500 $ 1,711
5.00%, 01/01/2024 2,500 2,513
5.00%, 12/01/2025 3,000 3,030
5.00%, 10/01/2043
(a)
1,500 1,242
$ 8,496
TOTAL MUNICIPAL BONDS $ 608,449
Total Investments $ 608,896
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.82)%
Notes with interest rates of 2.27% - 2.43% at
October 31, 2022 and contractual maturities of
collateral from 2023-2036.
(f)
$ (16,908) (16,908)
Total Net Investments $ 591,988
Other Assets and Liabilities -  1.31% 7,842
TOTAL NET ASSETS - 100.00% $ 599,830
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,444 or 9.41% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 77 .21%
General Obligation Unlimited 10 .50%
Insured 8 .99%
General Obligation Limited 1 .22%
Prerefunded 1 .15%
Certificate Participation 1 .00%
Tax Allocation 0 .65%
Special Tax 0 .31%
Special Assessment 0 .28%
Notes 0 .13%
Investment Companies 0 .07%
Liability For Floating Rate Notes Issued ( 2 .82 ) %
Other Assets and Liabilities
1 .31%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31, 2022
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Renminbi
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2022 $ 11.02 $ 0.25 ( $ 1.75) ( $ 1.50) ( $ 0.25) ( $ 0.25) $ 9.27
2021 10.85 0.24 0.17 0.41 (0.24) (0.24) 11.02
2020 10.80 0.25 0.01 0.26 (0.21) (0.21) 10.85
2019 10.10 0.32 0.67 0.99 (0.29) (0.29) 10.80
2018 10.53 0.36 (0.46) (0.10) (0.33) (0.33) 10.10
Class C shares
2022 11.05 0.16 (1.76) (1.60) (0.16) (0.16) 9.29
2021 10.87 0.15 0.18 0.33 (0.15) (0.15) 11.05
2020 10.82 0.16 0.01 0.17 (0.12) (0.12) 10.87
2019 10.12 0.24 0.66 0.90 (0.20) (0.20) 10.82
2018 10.55 0.27 (0.46) (0.19) (0.24) (0.24) 10.12
Institutional shares
2022 11.03 0.27 (1.76) (1.49) (0.27) (0.27) 9.27
2021 10.86 0.26 0.18 0.44 (0.27) (0.27) 11.03
2020 10.81 0.28 0.01 0.29 (0.24) (0.24) 10.86
2019 10.10 0.35 0.68 1.03 (0.32) (0.32) 10.81
2018 10.54 0.38 (0.46) (0.08) (0.36) (0.36) 10.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.86) % (b),(c) $ 328,411 0.78% 0.72% (d) 2.42% 38.9%
3.89 (b),(c) 471,777 0 .79 0.76 (d) 2.11 13.2
2.44 (c) 446,357 0.79 0.76 (d) 2.29 40.1
9.94 (c) 420,656 0.81 0.78 (d) 3.08 42.3
(1.00) (c) 283,709 0.83 0.77 (d) 3.45 49.0
(14.55) (c) 26,031 1.60 1.54 (d) 1.59 38.9
3.05 (c) 39,213 1.59 1.56 (d) 1.31 13.2
1.61 (c) 41,166 1.60 1.57 (d) 1.49 40.1
9.01 (c) 41,462 1.65 1.62 (d) 2.26 42.3
(1.82) (c) 33,333 1.67 1.61 (d) 2.62 49.0
(13.65) 198,684 0.53 (e) 0.47 (d),(e) 2 .68 38.9
4.05 217,309 0.54 (e) 0.51 (d),(e) 2.36 13.2
2.70 166,577 0.54 (e) 0.51 (d),(e) 2.60 40.1
10.34 132,152 0.54 (e) 0.51 (d),(e) 3.35 42.3
(0.84) 96,073 0.57 (e) 0.51 (d),(e) 3.71 49.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2022 $ 9.95 $ 0.16 ( $ 1.72 ) ( $ 1.56) ( $ 0.20) ( $ 0.20) $ 8.19
2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9.18 0.24 0.64 0.88 (0.28) (0.28) 9.78
2018 9.56 0 .28 (0.37) (0.09) (0.29) (0.29) 9.18
Class C shares
2022 10.02 0.08 (1.74) (1.66) (0.12) (0.12) 8.24
2021 10.24 0.05 (0.16) (0.11) (0.11) (0.11) 10.02
2020 9.85 0.10 0.43 0.53 (0.14) (0.14) 10.24
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23
Class J shares
2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8.21
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98
2020 9.81 0.19 0.43 0.62 (0.24) (0.24) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.30 (0.39) (0.09) (0.30) (0.30) 9.20
Institutional shares
2022 9.99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10.20
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
R-1 shares
2022 9.99 0.11 (1.72) (1.61) (0.16) (0.16) 8.22
2021 10.20 0.08 (0.15) (0.07) (0.14) (0.14) 9.99
2020 9.82 0.13 0.42 0.55 (0.17) (0.17) 10.20
2019 9.21 0.20 0.65 0 .85 (0.24) (0.24) 9.82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.89) % (b),(c) $ 199,804 0.76% – % 1.71% 13.7%
(0.18) (b),(c) 293,606 0.78 – 1.30 15.8
6.32 (c) 337,294 0.82 – 1.77 21.0
9.73 (c) 261,383 0.88 – 2.52 19.8
(0.94) (c) 226,417 0.88 – 3.01 9.2
(16.63) (c) 18,318 1.62 – 0.84 13.7
(1.10) (c) 31,255 1.61 – 0.48 15.8
5.42 (c) 53,725 1.63 – 0.97 21 .0
8.99 (c) 49,336 1.71 – 1.71 19.8
(1.82) (c) 52,031 1.67 – 2.21 9.2
(15.74) (c) 84,794 0.62 (d) 0.64 (e) 1.85 13.7
(0.05) (c) 114,866 0.64 (d) 0.66 (e) 1.44 15.8
6.34 (c) 132,319 0.68 (d) 0.71 (e) 1.91 21.0
9.94 (c) 97,925 0.77 (d) 0.80 (e) 2.64 19.8
(0.91) (c) 85,102 0.74 (d) 0.77 (e) 3.15 9.2
(15.60) 636,066 0.47 (f) – 2.00 13.7
0.06 770,550 0.54 (f) – 1.55 15.8
6.56 674,265 0.58 (f) – 2.02 21.0
10.14 519,888 0.58 (f) – 2.82 19.8
(0.75) 413,469 0.58 (f) – 3.30 9.2
(16.27) 7,203 1.26 – 1.20 13.7
(0.69) 11,332 1.29 – 0.79 15.8
5.65 12,967 1.33 – 1.28 21.0
9.28 15,209 1.36 – 2.07 19.8
(1.41) 16,422 1.36 – 2.53 9.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2022 $ 10.01 $ 0.14 ( $ 1.72) ( $ 1.58) ( $ 0.19) ( $ 0.19) $ 8.24
2021 10.22 0.11 (0.15) (0.04) (0.17) (0.17) 10.01
2020 9.83 0.16 0.43 0.59 (0.20) (0.20) 10.22
2019 9.22 0.23 0.64 0.87 (0.26) (0.26) 9.83
2018 9.61 0.27 (0.38) (0.11) (0.28) (0.28) 9.22
R-4 shares
2022 10.00 0.16 (1.73) (1.57) (0.20) (0.20) 8.23
2021 10.21 0.13 (0.15) (0.02) (0.19) (0.19) 10.00
2020 9.83 0.18 0.42 0.60 (0.22) (0.22) 10.21
2019 9.22 0.24 0.65 0.89 (0.28) (0.28) 9.83
2018 9.60 0.28 (0.37) (0.09) (0.29) (0.29) 9.22
R-5 shares
2022 9.98 0.17 (1.73) (1.56) (0.21) (0.21) 8.21
2021 10.19 0.14 (0.15) (0.01) (0.20) (0.20) 9.98
2020 9.81 0.19 0.42 0.61 (0.23) (0.23) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.29 (0.38) (0.09) (0.30) (0.30) 9.20
R-6 shares
2022 9.98 0.19 ( 1 .72) (1.53) (0.24) (0.24) 8.21
2021 10.19 0.17 (0.15) 0.02 (0.23) (0.23) 9.98
2020 9.80 0.21 0.44 0.65 (0.26) (0.26) 10.19
2019 9.20 0.27 0.65 0.92 (0.32) (0.32) 9.80
2018 9.58 0.32 (0.37) (0.05) (0.33) (0.33) 9.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(15 .97) % $ 10,025 0.95% 1.52% 13.7%
(0.38) 12,325 0.98 1.10 15.8
6.07 19,911 1.02 1.59 21.0
9.61 24,860 1.05 2.38 19.8
(1.21) 27,890 1.05 2 .83 9.2
(15.83) 10,822 0.76 1.71 13.7
(0.19) 14,605 0.79 1.29 15.8
6.17 13,116 0.83 1.77 21.0
9.82 17,519 0.86 2.57 19.8
(0.92) 19,693 0.86 3.02 9.2
(15.76) 18,198 0.64 1.81 13.7
(0.07) 32,242 0.67 1.41 15.8
6.31 38,478 0.71 1.89 21.0
9.97 35,845 0.74 2.68 19.8
(0.91) 33,909 0.74 3.11 9.2
(15.54) 8,288,998 0.38 2.10 13.7
0.18 9,159,603 0.41 (b) 1.67 15.8
6.69 8,278,200 0.45 (b) 2.15 21.0
10.14 5,666,716 0.48 (b) 2.86 19.8
(0.55) 2,034,970 0.48 (b) 3.40 9.2
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2022 $ 10 .99 $ 0 .20 ( $ 2 .05 ) ( $ 1 .85 ) ( $ 0 .17 ) ( $ 0 .13 ) ( $ 0 .30 ) $ 8 .84
2021 11 .57 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .99
2020 11 .13 0 .24 0 .54 0 .78 ( 0 .34 ) – ( 0 .34 ) 11 .57
2019 10 .36 0 .30 0 .78 1 .08 ( 0 .31 ) – ( 0 .31 ) 11 .13
2018 10 .98 0 .30 ( 0 .60 ) ( 0 .30 ) ( 0 .32 ) – ( 0 .32 ) 10 .36
Class J shares
2022 11 .08 0 .20 ( 2 .07 ) ( 1 .87 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .91
2021 11 .66 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 11 .08
2020 11 .21 0 .25 0 .54 0 .79 ( 0 .34 ) – ( 0 .34 ) 11 .66
2019 10 .43 0 .30 0 .79 1 .09 ( 0 .31 ) – ( 0 .31 ) 11 .21
2018 11 .06 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) – ( 0 .33 ) 10 .43
Institutional shares
2022 10 .98 0 .23 ( 2 .04 ) ( 1 .81 ) ( 0 .20 ) ( 0 .13 ) ( 0 .33 ) 8 .84
2021 11 .57 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .98
2020 11 .13 0 .28 0 .53 0 .81 ( 0 .37 ) – ( 0 .37 ) 11 .57
2019 10 .35 0 .34 0 .79 1 .13 ( 0 .35 ) – ( 0 .35 ) 11 .13
2018 10 .98 0 .34 ( 0 .60 ) ( 0 .26 ) ( 0 .37 ) – ( 0 .37 ) 10 .35
R-1 shares
2022 10 .98 0 .15 ( 2 .05 ) ( 1 .90 ) ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 8 .83
2021 11 .56 0 .11 ( 0 .02 ) 0 .09 ( 0 .14 ) ( 0 .53 ) ( 0 .67 ) 10 .98
2020 11 .13 0 .19 0 .52 0 .71 ( 0 .28 ) – ( 0 .28 ) 11 .56
2019 10 .35 0 .25 0 .79 1 .04 ( 0 .26 ) – ( 0 .26 ) 11 .13
2018 10 .98 0 .25 ( 0 .60 ) ( 0 .35 ) ( 0 .28 ) – ( 0 .28 ) 10 .35

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 17 .03 ) % (b) $ 69,698 0 .84% (c) – % 2 .04% 160 .7%
1 .24 (b) 94,268 0 .84 (c) – 1 .54 181 .5
6 .98 (b) ,(d) 100,498 0 .88 (c) – 2 .12 167 .0
10 .63 (b) ,(d) 89,060 0 .88 (c) – 2 .75 138 .6
( 2 .74 ) (b) 78,179 0 .88 (c) – 2 .80 134 .0
( 17 .08 ) (b) 103,790 0 .85 (e) 0 .93 (f) 2 .04 160 .7
1 .25 (b) 142,242 0 .82 (e) 0 .91 (f) 1 .56 181 .5
7 .07 (b) ,(d) 155,238 0 .83 (e) 0 .92 (f) 2 .17 167 .0
10 .66 (b) ,(d) 137,858 0 .88 (e) 0 .97 (f) 2 .76 138 .6
( 2 .76 ) (b) 131,877 0 .82 (e) 0 .91 (f) 2 .86 134 .0
( 16 .89 ) (d) 350,465 0 .56 (c) – 2 .34 160 .7
1 .54 (d) 398,554 0 .56 (c) – 1 .85 181 .5
7 .41 318,810 0 .57 (c) – 2 .44 167 .0
11 .10 1,156,182 0 .46 (c) – 3 .18 138 .6
( 2 .42 ) 2,925,885 0 .46 (c) – 3 .22 134 .0
( 17 .50 ) 3,181 1 .38 (c) – 1 .51 160 .7
0 .71 3,719 1 .38 (c) – 1 .03 181 .5
6 .45 4,234 1 .38 (c) – 1 .65 167 .0
10 .15 4,758 1 .33 (c) – 2 .30 138 .6
( 3 .27 ) 4,308 1 .33 (c) – 2 .35 134 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2022 $ 10 .91 $ 0 .18 ( $ 2 .04 ) ( $ 1 .86 ) ( $ 0 .15 ) ( $ 0 .13 ) ( $ 0 .28 ) $ 8 .77
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) – ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) – ( 0 .31 ) 10 .29
R-4 shares
2022 11 .16 0 .20 ( 2 .08 ) ( 1 .88 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .98
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) – ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) – ( 0 .33 ) 10 .50
R-5 shares
2022 10 .92 0 .21 ( 2 .04 ) ( 1 .83 ) ( 0 .18 ) ( 0 .13 ) ( 0 .31 ) 8 .78
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) – ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) – ( 0 .34 ) 10 .30

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 17 .25 ) % $ 13,893 1 .07% (b) 1 .81% 160 .7%
1 .03 20,465 1 .07 (b) 1 .33 181 .5
6 .83 20,466 1 .07 (b) 1 .93 167 .0
10 .45 17,923 1 .02 (b) 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (b) 2 .65 134 .0
( 17 .08 ) 5,015 0 .88 (b) 2 .00 160 .7
1 .19 6,969 0 .88 (b) 1 .52 181 .5
7 .06 8,449 0 .88 (b) 2 .16 167 .0
10 .63 11,540 0 .83 (b) 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (b) 2 .84 134 .0
( 16 .98 ) 38,423 0 .76 (b) 2 .16 160 .7
1 .34 44,691 0 .76 (b) 1 .64 181 .5
7 .15 49,176 0 .76 (b) 2 .23 167 .0
10 .78 38,543 0 .71 (b) 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (b) 2 .97 134 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
(b)
Class A shares
2022 $ 13.87 $ 0.55 ( $ 2.27) ( $ 1.72) ( $ 0.56) ( $ 0.01) ( $ 0.57) $ 11.58
2021 12.57 0.56 1.32 1.88 (0.58) – (0.58) 13.87
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) (0.02) (0.60) 13.20
Class C shares
2022 13.78 0.45 (2.25) (1.80) (0.47) – (0.47) 11.51
2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) (0.01) (0.49) 13.12
Institutional shares
2022 13.79 0.59 (2.24) (1.65) (0.61) (0.01) (0.62) 11.52
2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
R-6 shares
2022 13.78 0.58 (2.23) (1.65) (0.61) (0.01) (0.62) 11.51
2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense )
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(12.68) % (c) $ 1,156,493 1.01% (d) N/A % 4.31% 72.1%
15.13 (c) 1,475,288 1.02 (d) N/A 4.10 93.6
(4.01) (c),(e) 1,246,664 1.01 (d) N/A 4.69 79.7
9.17 (c),(e) 1,422,501 1.02 (d) 1.02 (d),(f) 5.10 87.3
(2.67) (c) 1,474,030 1.07 (d) 1.06 (d),(f) 4.68 106.9
(13.30) (c) 269,493 1.77 (d) N/A 3.50 72.1
14.24 (c) 469,597 1.76 (d) N/A 3.48 93.6
(4.71) (c),(e) 828,186 1.77 (d) N/A 3.94 79.7
8.30 (c),(e) 1,403,821 1.79 (d) 1.79 (d),(f) 4.36 87.3
(3.34) (c) 1,761,951 1.82 (d) 1.81 (d),(f) 3.93 106.9
(12.31) 1,769,364 0.68 (d) N/A 4.63 72.1
15.52 2,448,424 0.68 (d) N/A 4.48 93.6
(3.71) 2,686,381 0.68 (d) N/A 5.03 79.7
9.49 4,658,602 0.69 (d) 0.69 (d),(f) 5.43 87.3
(2.36) 4,978,450 0.76 (d) 0.75 (d),(f) 5.00 106.9
(12.31) 43,433 0.67 (d) N/A 4.49 72.1
15.54 101,194 0.68 (d) N/A 4.54 93.6
(3.70) (e) 133,451 0.67 (d) N/A 5.04 79.7
9.43 (e) 250,055 0.67 (d) 0.67 (d),(f) 5.42 87.3
(2.26) 210,815 0.73 (d) 0.72 (d),(f) 5.11 106.9
(a) Calculated based on average shares outstanding during the period.
(b) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2022 $ 16 .33 $ 0 .21 ( $ 3 .85 ) ( $ 3 .64 ) ( $ 0 .50 ) ( $ 1 .42 ) ( $ 1 .92 ) $ 10 .77
2021 12 .74 0 .18 3 .52 3 .70 ( 0 .11 ) – ( 0 .11 ) 16 .33
2020 12 .52 0 .11 0 .34 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .74
2019 12 .26 0 .18 0 .79 0 .97 ( 0 .15 ) ( 0 .56 ) ( 0 .71 ) 12 .52
2018 13 .96 0 .20 ( 1 .71 ) ( 1 .51 ) ( 0 .19 ) – ( 0 .19 ) 12 .26
Class J shares
2022 16 .13 0 .22 ( 3 .79 ) ( 3 .57 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .62
2021 12 .58 0 .20 3 .48 3 .68 ( 0 .13 ) – ( 0 .13 ) 16 .13
2020 12 .37 0 .12 0 .34 0 .46 ( 0 .25 ) – ( 0 .25 ) 12 .58
2019 12 .13 0 .19 0 .78 0 .97 ( 0 .17 ) ( 0 .56 ) ( 0 .73 ) 12 .37
2018 13 .82 0 .21 ( 1 .69 ) ( 1 .48 ) ( 0 .21 ) – ( 0 .21 ) 12 .13
Institutional shares
2022 16 .25 0 .25 ( 3 .82 ) ( 3 .57 ) ( 0 .55 ) ( 1 .42 ) ( 1 .97 ) 10 .71
2021 12 .68 0 .24 3 .49 3 .73 ( 0 .16 ) – ( 0 .16 ) 16 .25
2020 12 .47 0 .15 0 .34 0 .49 ( 0 .28 ) – ( 0 .28 ) 12 .68
2019 12 .23 0 .09 0 .93 1 .02 ( 0 .22 ) ( 0 .56 ) ( 0 .78 ) 12 .47
2018 13 .93 0 .26 ( 1 .71 ) ( 1 .45 ) ( 0 .25 ) – ( 0 .25 ) 12 .23
R-1 shares
2022 16 .25 0 .15 ( 3 .83 ) ( 3 .68 ) ( 0 .43 ) ( 1 .42 ) ( 1 .85 ) 10 .72
2021 12 .68 0 .11 3 .52 3 .63 ( 0 .06 ) – ( 0 .06 ) 16 .25
2020 12 .46 0 .06 0 .33 0 .39 ( 0 .17 ) – ( 0 .17 ) 12 .68
2019 12 .20 0 .14 0 .79 0 .93 ( 0 .11 ) ( 0 .56 ) ( 0 .67 ) 12 .46
2018 13 .89 0 .14 ( 1 .70 ) ( 1 .56 ) ( 0 .13 ) – ( 0 .13 ) 12 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 25 .02 ) % (b) $ 193,894 1 .23% (c) – % 1 .65% 57 .0%
29 .16 (b) 267,701 1 .18 – 1 .16 48 .7
3 .59 (b) 209,868 1 .20 (d) – 0 .90 45 .1
8 .93 (b) 217,243 1 .27 (d) – 1 .52 51 .0
( 10 .99 ) (b) 217,118 1 .31 – 1 .42 51 .1
( 24 .93 ) (b) 125,792 1 .12 (c) ,(e) 1 .14 (f) 1 .76 57 .0
29 .35 (b) 178,815 1 .05 (e) 1 .08 (f) 1 .28 48 .7
3 .67 (b) 143,722 1 .09 (e) 1 .15 (f) 1 .01 45 .1
9 .03 (b) 153,026 1 .16 (e) 1 .27 (f) 1 .63 51 .0
( 10 .89 ) (b) 155,540 1 .17 (e) 1 .20 (f) 1 .56 51 .1
( 24 .77 ) 402,288 0 .88 (c) ,(d) – 1 .99 57 .0
29 .63 (g) 557,003 0 .85 (d) – 1 .50 48 .7
3 .86 (g) 400,116 0 .85 (d) – 1 .26 45 .1
9 .43 357,306 0 .79 (d) – 0 .81 51 .0
( 10 .60 ) 10,407,141 0 .83 (d) – 1 .91 51 .1
( 25 .32 ) 2,144 1 .66 (c) – 1 .19 57 .0
28 .65 3,061 1 .63 – 0 .68 48 .7
3 .12 2,905 1 .61 (d) – 0 .47 45 .1
8 .50 3,655 1 .63 (d) – 1 .16 51 .0
( 11 .34 ) 3,998 1 .71 – 0 .99 51 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2022 $ 16.28 $ 0.19 ( $ 3.83) ( $ 3.64) ( $ 0.48) ( $ 1.42) ( $ 1.90) $ 10.74
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 ( 1 .70) (1.52) (0.17) – (0.17) 12.21
R-4 shares
2022 16.52 0.22 (3.89) (3.67) (0.50) (1.42) (1.92) 10.93
2021 12.88 0.18 3.57 3.75 (0.11) – (0.11) 16.52
2020 12.66 0.12 0.34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
R-5 shares
2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
R-6 shares
2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27
2020 12.48 0.17 0.34 0.51 (0.30) – ( 0 .30) 12.69
2019(d) 11.76 0.21 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(25.09) % $ 9,164 1.35% (b) 1.50% 57.0%
29.03 14,118 1.32 1.06 48.7
3.38 10,932 1.30 (c) 0.78 45.1
8.88 12,322 1.32 (c) 1.48 51.0
(11.07) 15,377 1.40 1.30 51.1
(24.92) 6,467 1.16 (b) 1.69 57.0
29.21 10,683 1.13 1.15 48.7
3.65 10,680 1.11 (c) 0.98 45.1
9.09 17,271 1.13 (c) 1.54 51.0
(10.94) 27,665 1.21 1.50 51.1
(24.85) 23,589 1.04 (b) 1.76 57.0
29.41 41,789 1 .01 1.35 48.7
3.72 32,242 0.99 (c) 1.11 45.1
9.21 41,586 1 .01 (c) 1.78 51.0
(10.74) 47,424 1.09 1.63 51.1
(24.66) 3,254,802 0.78 (b),(c) 2.08 57.0
29.71 4,491,999 0.74 (c) 1.51 48.7
4.03 10,370,769 0.73 (c) 1.38 45.1
6.12 (e) 11,175,055 0.73 (c),(f) 2.68 (f) 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) Reflects Manager's contractual expense limit.
(d) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2022 $ 41.63 $ 0.56 ( $ 4.79) ( $ 4.23) ( $ 0.49) ( $ 1.61) ( $ 2.10) $ 35.30
2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3.75 4.31 (0.60) (1.43) (2.03) 33.25
2018 31.55 0.64 0.87 1.51 (0.57) (1.52) (2.09) 30.97
Class C shares
2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
2019 30.17 0.32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
2018 30.78 0.40 0.85 1.25 (0.34) (1.52) (1.86) 30.17
Class J shares
2022 41.68 0.60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
2018(f) 32.68 0.01 (1.68) (1.67) – – – 31.01
Institutional shares
2022 41.69 0.69 (4.79) (4.10) (0.62) (1.61) (2.23) 35.36
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31
2018 31.59 0.76 0.87 1.63 (0.68) (1.52) (2.20) 31.02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.64) % (b) $ 1,176,246 0.86% – % 1.48% 16.9%
37.51 (b) 1,424,668 0.86 – 1.33 22.0
(3.49) (b) 1,049,990 0.88 – 1.79 16.9
15.12 (b) 1,200,974 0.91 – 1.81 21.5
4.77 (b) 1,094,052 0.89 – 2.02 13.2
(11.33) (b),(c) 97,145 1.62 – 0.72 16.9
36.49 (b),(c) 125,768 1.61 – 0.61 22.0
(4.23) (b) 120,112 1.63 – 1.05 16.9
14.26 (b) 155,071 1.65 – 1.08 21.5
4.03 (b) 178,958 1.62 – 1.30 13.2
(10.55) (b) 76,630 0.77 (d) 0.79 (e) 1.58 16.9
37.60 (b) 86,651 0.77 (d) 0.79 (e) 1.42 22.0
(3.44) (b) 61,063 0.82 (d) 0.85 (e) 1.84 16.9
15.16 (b) 69,728 0.90 (d) 0.93 (e) 1.81 21.5
(5.11) (b),(g) 62,247 0.82 (d),(h) 1.33 (e),(h) 0.63 (h) 13.2
(10.32) (c) 7,731,338 0.52 (i) – 1.82 16.9
37.97 (c) 9,001,763 0.52 (i) – 1.68 22.0
(3.14) 6,372,962 0.52 (i) – 2.14 16.9
15.57 6,190,503 0.52 (i) – 2.19 21.5
5.17 5,471,644 0.52 (i) – 2.40 13.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2022 $ 41 .43 $ 0 .36 ( $ 4 .76 ) ( $ 4 .40 ) ( $ 0 .28 ) ( $ 1 .61 ) ( $ 1 .89 ) $ 35 .14
2021 30 .52 0 .31 10 .88 11 .19 ( 0 .28 ) – ( 0 .28 ) 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
R-3 shares
2022 41 .49 0 .48 ( 4 .77 ) ( 4 .29 ) ( 0 .41 ) ( 1 .61 ) ( 2 .02 ) 35 .18
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
R-4 shares
2022 41 .58 0 .55 ( 4 .78 ) ( 4 .23 ) ( 0 .48 ) ( 1 .61 ) ( 2 .09 ) 35 .26
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
R-5 shares
2022 41 .64 0 .60 ( 4 .79 ) ( 4 .19 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .31
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .09 ) % $ 1,942 1 .39% 0 .96% 16 .9%
36 .76 2,957 1 .38 0 .80 22 .0
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
14 .59 2,746 1 .39 1 .34 21 .5
4 .25 2,909 1 .39 1 .58 13 .2
( 10 .81 ) 30,045 1 .08 1 .27 16 .9
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
14 .92 31,298 1 .08 1 .68 21 .5
4 .56 40,698 1 .08 1 .80 13 .2
( 10 .65 ) 27,590 0 .89 1 .45 16 .9
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
15 .11 36,352 0 .89 1 .83 21 .5
4 .79 33,554 0 .89 2 .04 13 .2
( 10 .54 ) 147,468 0 .77 1 .57 16 .9
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
15 .28 158,549 0 .77 1 .95 21 .5
4 .91 116,047 0 .77 2 .16 13 .2
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2022 $ 10 .28 $ 0 .49 ( $ 2 .21 ) ( $ 1 .72 ) ( $ 0 .64 ) $ – $ – ( $ 0 .64 ) $ 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28
2020 10 .51 0 .39 ( 0 .09 ) 0 .30 ( 0 .40 ) ( 0 .17 ) – ( 0 .57 ) 10 .24
2019 9 .81 0 .43 0 .76 1 .19 ( 0 .49 ) – – ( 0 .49 ) 10 .51
2018 10 .47 0 .37 ( 0 .45 ) ( 0 .08 ) ( 0 .28 ) ( 0 .30 ) – ( 0 .58 ) 9 .81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 17 .17 ) % $ 378,572 0 .84% (b) 5 .24% 117 .4%
4 .47 770,197 0 .85 (b) 3 .69 170 .3
2 .90 226,511 0 .85 (b) 3 .78 285 .3
12 .52 241,465 0 .87 (b) 4 .21 312 .5
( 0 .86 ) 28,216 1 .12 (b) 3 .62 399 .2
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
(b)
Class A shares
2022 $ 31 .87 $ 0 .37 ( $ 10 .12 ) ( $ 9 .75 ) ( $ 0 .31 ) ( $ 1 .75 ) ( $ 2 .06 ) $ 20 .06
2021 26 .98 0 .20 4 .73 4 .93 ( 0 .04 ) – ( 0 .04 ) 31 .87
2020 25 .02 0 .13 2 .55 2 .68 ( 0 .44 ) ( 0 .28 ) ( 0 .72 ) 26 .98
2019 24 .03 0 .47 1 .20 1 .67 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 25 .02
2018 29 .17 0 .23 ( 5 .10 ) ( 4 .87 ) ( 0 .27 ) – ( 0 .27 ) 24 .03
Class J shares
2022 30 .64 0 .38 ( 9 .67 ) ( 9 .29 ) ( 0 .37 ) ( 1 .75 ) ( 2 .12 ) 19 .23
2021 25 .94 0 .25 4 .53 4 .78 ( 0 .08 ) – ( 0 .08 ) 30 .64
2020 24 .09 0 .17 2 .45 2 .62 ( 0 .49 ) ( 0 .28 ) ( 0 .77 ) 25 .94
2019 23 .15 0 .48 1 .16 1 .64 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 24 .09
2018 28 .11 0 .25 ( 4 .92 ) ( 4 .67 ) ( 0 .29 ) – ( 0 .29 ) 23 .15
Institutional shares
2022 31 .58 0 .47 ( 10 .01 ) ( 9 .54 ) ( 0 .43 ) ( 1 .75 ) ( 2 .18 ) 19 .86
2021 26 .72 0 .32 4 .66 4 .98 ( 0 .12 ) – ( 0 .12 ) 31 .58
2020 24 .78 0 .22 2 .54 2 .76 ( 0 .54 ) ( 0 .28 ) ( 0 .82 ) 26 .72
2019 23 .83 0 .58 1 .14 1 .72 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 24 .78
2018 28 .92 0 .33 ( 5 .07 ) ( 4 .74 ) ( 0 .35 ) – ( 0 .35 ) 23 .83
R-1 shares
2022 31 .32 0 .24 ( 9 .93 ) ( 9 .69 ) ( 0 .18 ) ( 1 .75 ) ( 1 .93 ) 19 .70
2021 26 .60 0 .06 4 .66 4 .72 – – – 31 .32
2020 24 .66 0 .02 2 .50 2 .52 ( 0 .30 ) ( 0 .28 ) ( 0 .58 ) 26 .60
2019 23 .66 0 .34 1 .20 1 .54 ( 0 .03 ) ( 0 .51 ) ( 0 .54 ) 24 .66
2018 28 .74 0 .09 ( 5 .03 ) ( 4 .94 ) ( 0 .14 ) – ( 0 .14 ) 23 .66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 32 .46 ) % (c) $ 60,893 1 .55% (d) – % 1 .44% 34 .7%
18 .27 (c) 91,585 1 .56 (d) ,(e) – 0 .63 43 .9
10 .84 (c) ,(f) 76,952 1 .55 (d) – 0 .55 53 .9
7 .22 (c) 77,559 1 .57 (d) – 1 .91 148 .3
( 16 .88 ) (c) 79,698 1 .62 (d) ,(e) – 0 .81 118 .1
( 32 .31 ) (c) 61,730 1 .37 (g) 1 .52 (h) 1 .58 34 .7
18 .46 (c) 99,899 1 .38 (e) ,(g) 1 .48 (h) 0 .80 43 .9
11 .01 (c) ,(f) 89,271 1 .37 (g) 1 .62 (h) 0 .73 53 .9
7 .41 (c) 88,924 1 .41 (g) 1 .78 (h) 2 .06 148 .3
( 16 .80 ) (c) 92,909 1 .53 (e) ,(g) 1 .63 (h) 0 .88 118 .1
( 32 .20 ) 60,449 1 .20 (d) – 1 .90 34 .7
18 .66 73,485 1 .21 (d) ,(e) – 0 .98 43 .9
11 .21 (f) ,(i) 62,738 1 .20 (d) – 0 .90 53 .9
7 .60 (i) 111,045 1 .22 (d) – 2 .39 148 .3
( 16 .61 ) 98,961 1 .31 (d) ,(e) – 1 .14 118 .1
( 32 .73 ) 1,114 2 .00 – 0 .97 34 .7
17 .74 1,702 1 .99 (e) – 0 .20 43 .9
10 .29 (f) 1,458 2 .02 (d) – 0 .06 53 .9
6 .72 1,970 2 .04 (d) – 1 .41 148 .3
( 17 .29 ) 2,066 2 .13 (e) – 0 .30 118 .1
(a) Calculated based on average shares outstanding during the period.
(b) Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
(b)
R-3 shares
2022 $ 31 .46 $ 0 .31 ( $ 9 .96 ) ( $ 9 .65 ) ( $ 0 .27 ) ( $ 1 .75 ) ( $ 2 .02 ) $ 19 .79
2021 26 .64 0 .17 4 .65 4 .82 – – – 31 .46
2020 24 .72 0 .09 2 .52 2 .61 ( 0 .41 ) ( 0 .28 ) ( 0 .69 ) 26 .64
2019 23 .70 0 .41 1 .20 1 .61 ( 0 .08 ) ( 0 .51 ) ( 0 .59 ) 24 .72
2018 28 .78 0 .16 ( 5 .02 ) ( 4 .86 ) ( 0 .22 ) – ( 0 .22 ) 23 .70
R-4 shares
2022 31 .69 0 .38 ( 10 .05 ) ( 9 .67 ) ( 0 .33 ) ( 1 .75 ) ( 2 .08 ) 19 .94
2021 26 .82 0 .22 4 .69 4 .91 ( 0 .04 ) – ( 0 .04 ) 31 .69
2020 24 .84 0 .14 2 .54 2 .68 ( 0 .42 ) ( 0 .28 ) ( 0 .70 ) 26 .82
2019 23 .83 0 .42 1 .24 1 .66 ( 0 .14 ) ( 0 .51 ) ( 0 .65 ) 24 .84
2018 28 .93 0 .23 ( 5 .07 ) ( 4 .84 ) ( 0 .26 ) – ( 0 .26 ) 23 .83
R-5 shares
2022 31 .66 0 .40 ( 10 .02 ) ( 9 .62 ) ( 0 .36 ) ( 1 .75 ) ( 2 .11 ) 19 .93
2021 26 .79 0 .26 4 .69 4 .95 ( 0 .08 ) – ( 0 .08 ) 31 .66
2020 24 .84 0 .17 2 .54 2 .71 ( 0 .48 ) ( 0 .28 ) ( 0 .76 ) 26 .79
2019 23 .87 0 .47 1 .21 1 .68 ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 24 .84
2018 28 .98 0 .25 ( 5 .06 ) ( 4 .81 ) ( 0 .30 ) – ( 0 .30 ) 23 .87
R-6 shares
2022 31 .60 0 .44 ( 9 .95 ) ( 9 .51 ) ( 0 .46 ) ( 1 .75 ) ( 2 .21 ) 19 .88
2021 26 .74 0 .36 4 .65 5 .01 ( 0 .15 ) – ( 0 .15 ) 31 .60
2020 24 .79 0 .26 2 .52 2 .78 ( 0 .55 ) ( 0 .28 ) ( 0 .83 ) 26 .74
2019 23 .84 0 .15 1 .58 1 .73 ( 0 .27 ) ( 0 .51 ) ( 0 .78 ) 24 .79
2018 28 .93 0 .35 ( 5 .08 ) ( 4 .73 ) ( 0 .36 ) – ( 0 .36 ) 23 .84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 32 .54 ) % $ 3,733 1 .69% 1 .23% 34 .7%
18 .09 6,358 1 .68 (c) 0 .53 43 .9
10 .67 (d) 5,693 1 .71 (e) 0 .39 53 .9
7 .05 6,052 1 .73 (e) 1 .70 148 .3
( 17 .04 ) 6,718 1 .82 (c) 0 .55 118 .1
( 32 .40 ) 2,335 1 .50 1 .51 34 .7
18 .32 3,585 1 .49 (c) 0 .69 43 .9
10 .85 (d) ,(f) 3,184 1 .52 (e) 0 .56 53 .9
7 .28 (f) 4,440 1 .54 (e) 1 .72 148 .3
( 16 .89 ) 7,036 1 .63 (c) 0 .80 118 .1
( 32 .32 ) 4,563 1 .38 1 .60 34 .7
18 .48 8,234 1 .37 (c) 0 .79 43 .9
10 .98 (d) ,(f) 8,537 1 .40 (e) 0 .68 53 .9
7 .40 (f) 10,943 1 .42 (e) 1 .96 148 .3
( 16 .81 ) 13,593 1 .51 (c) 0 .88 118 .1
( 32 .14 ) (f) 2,165 1 .09 (e) 1 .71 34 .7
18 .79 (f) 4,121 1 .10 (c) ,(e) 1 .12 43 .9
11 .31 (d) ,(f) 3,086 1 .09 (e) 1 .07 53 .9
7 .66 (f) 7,834 1 .14 (e) 0 .63 148 .3
( 16 .58 ) 437,789 1 .22 (c) ,(e) 1 .21 118 .1
(a) Calculated based on average shares outstanding during the period.
(b) Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2022 $ 10 .83 $ 0 .14 ( $ 3 .03 ) ( $ 2 .89 ) ( $ 0 .21 ) ( $ 0 .04 ) ( $ 0 .25 ) $ 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
2019 8 .62 0 .12 1 .79 1 .91 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .11
2018 8 .87 0 .16 – 0 .16 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 8 .62
Institutional shares
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .93 2 .10 ( 0 .39 ) ( 0 .06 ) ( 0 .45 ) 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
R-3 shares
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
R-4 shares
2022 11 .70 0 .15 ( 3 .27 ) ( 3 .12 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 8 .33
2021 8 .61 0 .13 3 .03 3 .16 ( 0 .07 ) – ( 0 .07 ) 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
R-5 shares
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
R-6 shares
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 27 .34 ) % (b) $ 82,943 1 .31% 1 .45% 16 .8%
36 .76 (b) 112,900 1 .29 1 .22 25 .9
( 17 .41 ) (b) 83,680 1 .33 1 .48 41 .7
22 .96 (b) 124,180 1 .35 1 .28 42 .4
1 .75 (b) 101,404 1 .31 1 .81 24 .3
( 27 .10 ) 1,422,719 0 .94 (c) 1 .79 16 .8
37 .21 2,394,983 0 .94 (c) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (c) 1 .87 41 .7
23 .55 2,203,413 0 .94 (c) 1 .73 42 .4
2 .10 2,176,030 0 .94 (c) 2 .15 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
( 27 .25 ) 554 1 .26 1 .48 16 .8
36 .87 852 1 .25 1 .25 25 .9
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
( 27 .02 ) 707,703 0 .88 (c) 1 .84 16 .8
37 .35 1,585,562 0 .87 (c) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (c) 1 .92 41 .7
23 .63 1,133,581 0 .87 (c) 1 .72 42 .4
2 .16 735,742 0 .88 (c) 2 .22 24 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2022 $ 10 .32 $ 0 .09 ( $ 1 .66 ) ( $ 1 .57 ) ( $ 0 .13 ) ( $ 0 .13 ) $ 8 .62
2021 10 .59 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .32
2020 10 .52 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .59
2019 9 .94 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .52
2018 10 .42 0 .21 ( 0 .42 ) ( 0 .21 ) ( 0 .27 ) ( 0 .27 ) 9 .94
Class J shares
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .19 ) ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) 10 .35
2020 10 .55 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .20 0 .63 0 .83 ( 0 .25 ) ( 0 .25 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
Institutional shares
2022 10 .34 0 .11 ( 1 .67 ) ( 1 .56 ) ( 0 .15 ) ( 0 .15 ) 8 .63
2021 10 .61 0 .06 ( 0 .19 ) ( 0 .13 ) ( 0 .14 ) ( 0 .14 ) 10 .34
2020 10 .54 0 .18 0 .14 0 .32 ( 0 .25 ) ( 0 .25 ) 10 .61
2019 9 .96 0 .24 0 .63 0 .87 ( 0 .29 ) ( 0 .29 ) 10 .54
2018 10 .43 0 .24 ( 0 .41 ) ( 0 .17 ) ( 0 .30 ) ( 0 .30 ) 9 .96
R-1 shares
2022 10 .34 0 .04 ( 1 .66 ) ( 1 .62 ) ( 0 .08 ) ( 0 .08 ) 8 .64
2021 10 .62 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) ( 0 .06 ) ( 0 .06 ) 10 .34
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
R-3 shares
2022 10 .34 0 .07 ( 1 .66 ) ( 1 .59 ) ( 0 .11 ) ( 0 .11 ) 8 .64
2021 10 .62 0 .01 ( 0 .19 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) 10 .34
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
R-4 shares
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .35
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
R-5 shares
2022 10 .35 0 .10 ( 1 .67 ) ( 1 .57 ) ( 0 .14 ) ( 0 .14 ) 8 .64
2021 10 .62 0 .05 ( 0 .19 ) ( 0 .14 ) ( 0 .13 ) ( 0 .13 ) 10 .35
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 15 .37 ) % (b) $ 172,969 0 .78% – % 0 .94% 352 .1%
( 1 .44 ) (b) 229,225 0 .77 – 0 .32 343 .7
2 .82 (b) 263,721 0 .80 – 1 .44 84 .3
8 .53 (b) 234,134 0 .83 0 .87 (c) 2 .01 23 .2
( 2 .04 ) (b) 227,870 0 .81 0 .91 (c) 2 .06 19 .9
( 15 .46 ) (b) 77,181 0 .82 (d) 0 .84 (c) 0 .90 352 .1
( 1 .47 ) (b) 99,128 0 .80 (d) 0 .83 (c) 0 .29 343 .7
2 .79 (b) 117,748 0 .82 (d) 0 .85 (c) 1 .42 84 .3
8 .45 (b) 108,140 0 .88 (d) 0 .91 (c) 1 .96 23 .2
( 1 .98 ) (b) 100,537 0 .85 (d) 0 .88 (c) 2 .03 19 .9
( 15 .22 ) 500,833 0 .52 (e) – 1 .18 352 .1
( 1 .19 ) 770,058 0 .52 (e) – 0 .58 343 .7
3 .09 1,083,668 0 .53 (e) – 1 .72 84 .3
8 .84 1,236,943 0 .53 (e) – 2 .31 23 .2
( 1 .67 ) 1,058,699 0 .53 (e) – 2 .35 19 .9
( 15 .77 ) 2,393 1 .29 (e) – 0 .44 352 .1
( 2 .04 ) 2,797 1 .29 (e) – ( 0 .19 ) 343 .7
2 .30 5,048 1 .29 (e) – 0 .92 84 .3
8 .12 3,324 1 .29 (e) – 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (e) – 1 .59 19 .9
( 15 .51 ) 3,656 0 .98 (e) – 0 .73 352 .1
( 1 .74 ) 5,493 0 .98 (e) – 0 .11 343 .7
2 .62 8,704 0 .98 (e) – 1 .29 84 .3
8 .45 11,288 0 .98 (e) – 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (e) – 1 .90 19 .9
( 15 .43 ) 5,283 0 .79 (e) – 0 .93 352 .1
( 1 .46 ) 7,522 0 .79 (e) – 0 .31 343 .7
2 .82 6,419 0 .79 (e) – 1 .50 84 .3
8 .55 9,826 0 .79 (e) – 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (e) – 2 .09 19 .9
( 15 .33 ) 8,761 0 .67 (e) – 1 .02 352 .1
( 1 .34 ) 16,336 0 .67 (e) – 0 .43 343 .7
2 .94 24,044 0 .67 (e) – 1 .57 84 .3
8 .67 22,401 0 .67 (e) – 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (e) – 2 .20 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2022 $ 1.00 $ 0.01 $ 0.01 ( $ 0.01) ( $ 0.01) $ 1.00
2021 1.00 – – – – 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
2018(e) 1.00 0.01 0.01 (0.01) (0.01) 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.81% $ 2,979,627 0.14% (b) 0 .15% (c) 0.73%
0.00 3,657,679 0.04 (b) 0.16 (c) 0.00
0.60 3,077,863 0.12 (b) 0.16 (c) 0.60
2.17 3,972,463 0.14 (d) – 2.13
1.38 (f) 3,285,396 0.14 (d),(g) – 1.58 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual and/or voluntary expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Reflects Manager's contractual expense limit.
(e) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2022 $ 9 .36 $ 0 .45 ( $ 1 .47 ) ( $ 1 .02 ) ( $ 0 .48 ) ( $ 0 .48 ) $ 7 .86
2021 9 .00 0 .47 0 .38 0 .85 ( 0 .49 ) ( 0 .49 ) 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00
2019 9 .45 0 .60 ( 0 .13 ) 0 .47 ( 0 .62 ) ( 0 .62 ) 9 .30
2018 9 .98 0 .56 ( 0 .53 ) 0 .03 ( 0 .56 ) ( 0 .56 ) 9 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .90 ) % (b) $ 3,079,579 0 .60% (c) 5 .27% 48 .1%
9 .45 (b) 3,720,936 0 .60 (c) 4 .99 62 .8
2 .85 (b) 3,020,358 0 .61 (c) 6 .04 73 .8
5 .22 (b) 3,112,267 0 .61 (c) 6 .42 56 .5
0 .35 3,755,184 0 .65 5 .81 42 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2022 $ 7 .33 $ 0 .32 ( $ 1 .02 ) ( $ 0 .70 ) ( $ 0 .34 ) ( $ 0 .34 ) $ 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) ( 0 .41 ) 7 .11
Class C shares
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) ( 0 .35 ) 7 .19
Institutional shares
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
2019 7 .06 0 .40 0 .06 0 .46 ( 0 .42 ) ( 0 .42 ) 7 .10
2018 7 .50 0 .41 ( 0 .42 ) ( 0 .01 ) ( 0 .43 ) ( 0 .43 ) 7 .06
R-6 shares
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96
2019 7 .06 0 .41 0 .06 0 .47 ( 0 .43 ) ( 0 .43 ) 7 .10
2018 7 .50 0 .42 ( 0 .42 ) – ( 0 .44 ) ( 0 .44 ) 7 .06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 9 .71 ) % (b) $ 426,999 0 .91% 4 .74% 33 .1%
9 .64 (b) 539,969 0 .91 4 .44 63 .0
3 .39 (b) 513,993 0 .91 5 .22 77 .7
6 .36 (b) 615,367 0 .94 5 .40 49 .8
( 0 .45 ) (b) 609,934 0 .92 5 .35 42 .0
( 10 .42 ) (b) 39,928 1 .69 3 .94 33 .1
8 .87 (b) 62,973 1 .64 3 .74 63 .0
2 .74 (b) 118,320 1 .65 4 .51 77 .7
5 .52 (b) 170,730 1 .67 4 .72 49 .8
( 1 .16 ) (b) 259,729 1 .63 4 .64 42 .0
( 9 .50 ) (c) 1,140,046 0 .61 (d) 5 .04 33 .1
10 .05 (c) 1,535,963 0 .61 (d) 4 .73 63 .0
3 .73 1,379,657 0 .61 (d) 5 .51 77 .7
6 .76 1,496,764 0 .61 (d) 5 .75 49 .8
( 0 .15 ) 1,686,309 0 .61 (d) 5 .67 42 .0
( 9 .42 ) (c) 557,144 0 .52 5 .12 33 .1
10 .15 (c) 757,781 0 .52 (d) 4 .84 63 .0
3 .82 971,122 0 .52 (d) 5 .57 77 .7
6 .86 688,121 0 .52 (d) 5 .81 49 .8
( 0 .06 ) 447,288 0 .52 (d) 5 .76 42 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2022 $ 9 .31 $ 0 .53 ( $ 1 .56 ) ( $ 1 .03 ) ( $ 0 .36 ) ( $ 0 .29 ) ( $ 0 .65 ) $ 7 .63
2021 8 .83 0 .28 0 .24 0 .52 ( 0 .04 ) – ( 0 .04 ) 9 .31
2020 8 .22 0 .05 0 .62 0 .67 ( 0 .06 ) – ( 0 .06 ) 8 .83
2019 7 .96 0 .08 0 .49 0 .57 ( 0 .31 ) – ( 0 .31 ) 8 .22
2018 8 .28 0 .15 ( 0 .31 ) ( 0 .16 ) ( 0 .16 ) – ( 0 .16 ) 7 .96
Institutional shares
2022 9 .83 0 .56 ( 1 .62 ) ( 1 .06 ) ( 0 .39 ) ( 0 .29 ) ( 0 .68 ) 8 .09
2021 9 .29 0 .29 0 .30 0 .59 ( 0 .05 ) – ( 0 .05 ) 9 .83
2020 8 .63 0 .10 0 .66 0 .76 ( 0 .10 ) – ( 0 .10 ) 9 .29
2019 8 .33 0 .15 0 .51 0 .66 ( 0 .36 ) – ( 0 .36 ) 8 .63
2018 8 .61 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .17 ) – ( 0 .17 ) 8 .33
R-1 shares
2022 9 .10 0 .49 ( 1 .55 ) ( 1 .06 ) ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 7 .44
2021 8 .65 0 .21 0 .26 0 .47 ( 0 .02 ) – ( 0 .02 ) 9 .10
2020 8 .06 0 .02 0 .62 0 .64 ( 0 .05 ) – ( 0 .05 ) 8 .65
2019 7 .81 0 .08 0 .47 0 .55 ( 0 .30 ) – ( 0 .30 ) 8 .06
2018 8 .14 0 .14 ( 0 .32 ) ( 0 .18 ) ( 0 .15 ) – ( 0 .15 ) 7 .81
R-3 shares
2022 9 .34 0 .50 ( 1 .55 ) ( 1 .05 ) ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 7 .67
2021 8 .86 0 .25 0 .26 0 .51 ( 0 .03 ) – ( 0 .03 ) 9 .34
2020 8 .25 0 .05 0 .62 0 .67 ( 0 .06 ) – ( 0 .06 ) 8 .86
2019 7 .98 0 .10 0 .49 0 .59 ( 0 .32 ) – ( 0 .32 ) 8 .25
2018 8 .29 0 .16 ( 0 .31 ) ( 0 .15 ) ( 0 .16 ) – ( 0 .16 ) 7 .98
R-4 shares
2022 9 .50 0 .53 ( 1 .59 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .78
2021 8 .99 0 .20 0 .35 0 .55 ( 0 .04 ) – ( 0 .04 ) 9 .50
2020 8 .37 0 .06 0 .63 0 .69 ( 0 .07 ) – ( 0 .07 ) 8 .99
2019 8 .09 0 .12 0 .49 0 .61 ( 0 .33 ) – ( 0 .33 ) 8 .37
2018 8 .39 0 .17 ( 0 .30 ) ( 0 .13 ) ( 0 .17 ) – ( 0 .17 ) 8 .09
R-5 shares
2022 9 .62 0 .54 ( 1 .60 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .90
2021 9 .10 0 .29 0 .27 0 .56 ( 0 .04 ) – ( 0 .04 ) 9 .62
2020 8 .46 0 .07 0 .65 0 .72 ( 0 .08 ) – ( 0 .08 ) 9 .10
2019 8 .18 0 .12 0 .50 0 .62 ( 0 .34 ) – ( 0 .34 ) 8 .46
2018 8 .47 0 .19 ( 0 .31 ) ( 0 .12 ) ( 0 .17 ) – ( 0 .17 ) 8 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 11 .90 ) % (b) $ 18,034 0 .73% (c) 0 .75% (d) 6 .29% 108 .3%
5 .85 (b) 16,550 0 .85 (c) 0 .87 (d) 3 .04 67 .7
8 .15 (b) 9,826 1 .03 (c) 1 .06 (d) 0 .55 80 .9
7 .37 (b) 6,177 1 .18 (c) 1 .27 (d) 1 .00 68 .4
( 2 .02 ) (b) 6,213 1 .07 (c) 1 .10 (d) 1 .85 84 .0
( 11 .61 ) 1,616,313 0 .39 – 6 .34 108 .3
6 .33 1,471,415 0 .39 – 3 .03 67 .7
8 .83 1,745,470 0 .39 – 1 .11 80 .9
8 .15 1,720,548 0 .39 – 1 .82 68 .4
( 1 .27 ) 1,542,325 0 .39 – 2 .51 84 .0
( 12 .36 ) (e) 663 1 .27 – 5 .92 108 .3
5 .37 (e) 1,258 1 .27 – 2 .33 67 .7
7 .93 1,427 1 .26 – 0 .22 80 .9
7 .29 1,009 1 .27 – 0 .96 68 .4
( 2 .22 ) 988 1 .27 – 1 .69 84 .0
( 12 .09 ) 6,749 0 .96 – 5 .90 108 .3
5 .80 7,120 0 .96 – 2 .76 67 .7
8 .17 8,491 0 .95 – 0 .58 80 .9
7 .64 6,836 0 .96 – 1 .22 68 .4
( 1 .85 ) 6,781 0 .96 – 1 .97 84 .0
( 11 .95 ) 4,051 0 .77 – 6 .17 108 .3
6 .09 5,912 0 .77 – 2 .17 67 .7
8 .32 1,780 0 .76 – 0 .70 80 .9
7 .82 1,327 0 .77 – 1 .49 68 .4
( 1 .65 ) 1,588 0 .77 – 2 .00 84 .0
( 11 .83 ) 4,251 0 .65 – 6 .26 108 .3
6 .16 4,114 0 .65 – 3 .06 67 .7
8 .56 4,592 0 .64 – 0 .82 80 .9
7 .82 2,679 0 .65 – 1 .43 68 .4
( 1 .48 ) 3,427 0 .65 – 2 .24 84 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2022 $ 18 .41 $ 0 .41 ( $ 5 .23 ) ( $ 4 .82 ) ( $ 0 .41 ) ( $ 1 .94 ) ( $ 2 .35 ) $ 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
2020 14 .94 0 .22 0 .41 0 .63 ( 0 .38 ) – ( 0 .38 ) 15 .19
2019 14 .17 0 .33 1 .42 1 .75 ( 0 .32 ) ( 0 .66 ) ( 0 .98 ) 14 .94
2018 16 .73 0 .33 ( 2 .71 ) ( 2 .38 ) ( 0 .18 ) – ( 0 .18 ) 14 .17
R-1 shares
2022 18 .31 0 .30 ( 5 .22 ) ( 4 .92 ) ( 0 .27 ) ( 1 .94 ) ( 2 .21 ) 11 .18
2021 15 .11 0 .29 3 .89 4 .18 ( 0 .09 ) ( 0 .89 ) ( 0 .98 ) 18 .31
2020 14 .85 0 .10 0 .40 0 .50 ( 0 .24 ) – ( 0 .24 ) 15 .11
2019 14 .06 0 .22 1 .42 1 .64 ( 0 .19 ) ( 0 .66 ) ( 0 .85 ) 14 .85
2018 16 .62 0 .15 ( 2 .65 ) ( 2 .50 ) ( 0 .06 ) – ( 0 .06 ) 14 .06
R-3 shares
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
2020 14 .89 0 .14 0 .42 0 .56 ( 0 .30 ) – ( 0 .30 ) 15 .15
2019 14 .11 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .66 ) ( 0 .90 ) 14 .89
2018 16 .66 0 .20 ( 2 .65 ) ( 2 .45 ) ( 0 .10 ) – ( 0 .10 ) 14 .11
R-4 shares
2022 18 .40 0 .37 ( 5 .24 ) ( 4 .87 ) ( 0 .35 ) ( 1 .94 ) ( 2 .29 ) 11 .24
2021 15 .17 0 .38 3 .90 4 .28 ( 0 .16 ) ( 0 .89 ) ( 1 .05 ) 18 .40
2020 14 .90 0 .18 0 .40 0 .58 ( 0 .31 ) – ( 0 .31 ) 15 .17
2019 14 .14 0 .30 1 .41 1 .71 ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 14 .90
2018 16 .70 0 .25 ( 2 .68 ) ( 2 .43 ) ( 0 .13 ) – ( 0 .13 ) 14 .14
R-5 shares
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
2020 14 .91 0 .19 0 .40 0 .59 ( 0 .33 ) – ( 0 .33 ) 15 .17
2019 14 .12 0 .31 1 .42 1 .73 ( 0 .28 ) ( 0 .66 ) ( 0 .94 ) 14 .91
2018 16 .68 0 .25 ( 2 .66 ) ( 2 .41 ) ( 0 .15 ) – ( 0 .15 ) 14 .12
R-6 shares
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41
2020 14 .94 0 .23 0 .41 0 .64 ( 0 .39 ) – ( 0 .39 ) 15 .19
2019 14 .17 0 .36 1 .40 1 .76 ( 0 .33 ) ( 0 .66 ) ( 0 .99 ) 14 .94
2018 16 .72 0 .30 ( 2 .66 ) ( 2 .36 ) ( 0 .19 ) – ( 0 .19 ) 14 .17

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 29 .86 ) % $ 88,476 0 .87% (b) 2 .93% 60 .5%
29 .33 133,135 0 .90 (b) 2 .43 55 .0
4 .14 100,695 0 .90 (b) 1 .48 68 .4
14 .09 114,993 0 .92 (b) 2 .38 71 .0
( 14 .42 ) 141,451 1 .00 (b) 1 .96 70 .2
( 30 .39 ) 944 1 .65 2 .14 60 .5
28 .31 (c) 1,369 1 .67 1 .61 55 .0
3 .41 (c) 1,168 1 .67 (b) 0 .64 68 .4
13 .14 1,701 1 .72 (b) 1 .63 71 .0
( 15 .12 ) 2,020 1 .82 0 .92 70 .2
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
3 .71 2,167 1 .36 (b) 0 .94 68 .4
13 .44 2,906 1 .41 (b) 1 .77 71 .0
( 14 .80 ) 4,019 1 .51 1 .19 70 .2
( 30 .04 ) 1,867 1 .15 2 .65 60 .5
29 .05 2,623 1 .17 2 .11 55 .0
3 .85 3,110 1 .17 (b) 1 .24 68 .4
13 .71 3,285 1 .22 (b) 2 .20 71 .0
( 14 .69 ) 5,013 1 .32 1 .48 70 .2
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (c) 755 1 .05 2 .21 55 .0
3 .99 (c) 1,493 1 .05 (b) 1 .32 68 .4
13 .90 1,932 1 .10 (b) 2 .27 71 .0
( 14 .61 ) 3,064 1 .20 1 .49 70 .2
( 29 .73 ) 181,468 0 .76 (b) 3 .06 60 .5
29 .47 204,338 0 .79 (b) 2 .51 55 .0
4 .22 173,218 0 .79 (b) 1 .58 68 .4
14 .19 215,444 0 .82 (b) 2 .57 71 .0
( 14 .32 ) 216,786 0 .92 (b) 1 .76 70 .2
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2022 $ 23 .75 ( $ 0 .08 ) ( $ 6 .95 ) ( $ 7 .03 ) $ – ( $ 2 .52 ) ( $ 2 .52 ) $ 14 .20
2021 18 .39 ( 0 .11 ) 6 .91 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .75
2020 15 .59 ( 0 .07 ) 4 .15 4 .08 – ( 1 .28 ) ( 1 .28 ) 18 .39
2019 15 .08 ( 0 .05 ) 2 .26 2 .21 – ( 1 .70 ) ( 1 .70 ) 15 .59
2018 14 .62 ( 0 .05 ) 1 .90 1 .85 – ( 1 .39 ) ( 1 .39 ) 15 .08
Class J shares
2022 19 .22 ( 0 .04 ) ( 5 .49 ) ( 5 .53 ) – ( 2 .52 ) ( 2 .52 ) 11 .17
2021 15 .10 ( 0 .06 ) 5 .62 5 .56 – ( 1 .44 ) ( 1 .44 ) 19 .22
2020 13 .00 ( 0 .03 ) 3 .41 3 .38 – ( 1 .28 ) ( 1 .28 ) 15 .10
2019 12 .86 – 1 .85 1 .85 ( 0 .01 ) ( 1 .70 ) ( 1 .71 ) 13 .00
2018 12 .62 ( 0 .02 ) 1 .65 1 .63 – ( 1 .39 ) ( 1 .39 ) 12 .86
Institutional shares
2022 24 .95 ( 0 .03 ) ( 7 .35 ) ( 7 .38 ) – ( 2 .52 ) ( 2 .52 ) 15 .05
2021 19 .20 ( 0 .05 ) 7 .24 7 .19 – ( 1 .44 ) ( 1 .44 ) 24 .95
2020 16 .18 ( 0 .02 ) 4 .32 4 .30 – ( 1 .28 ) ( 1 .28 ) 19 .20
2019 15 .55 0 .02 2 .33 2 .35 ( 0 .02 ) ( 1 .70 ) ( 1 .72 ) 16 .18
2018 15 .00 – 1 .96 1 .96 ( 0 .02 ) ( 1 .39 ) ( 1 .41 ) 15 .55
R-1 shares
2022 19 .83 ( 0 .14 ) ( 5 .66 ) ( 5 .80 ) – ( 2 .52 ) ( 2 .52 ) 11 .51
2021 15 .64 ( 0 .18 ) 5 .81 5 .63 – ( 1 .44 ) ( 1 .44 ) 19 .83
2020 13 .50 ( 0 .13 ) 3 .55 3 .42 – ( 1 .28 ) ( 1 .28 ) 15 .64
2019 13 .35 ( 0 .08 ) 1 .93 1 .85 – ( 1 .70 ) ( 1 .70 ) 13 .50
2018 13 .14 ( 0 .11 ) 1 .71 1 .60 – ( 1 .39 ) ( 1 .39 ) 13 .35

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 32 .72 ) % (b) $ 389,907 0 .96% (c) – % ( 0 .46 ) % 28 .4%
38 .72 (b) 632,010 0 .95 (c) – ( 0 .51 ) 23 .1
27 .86 (b) 487,128 0 .99 (c) – ( 0 .43 ) 33 .6
17 .51 (b) ,(d) 414,599 1 .00 (c) – ( 0 .37 ) 28 .1
13 .21 (b) ,(d) 39,217 1 .04 (c) – ( 0 .36 ) 34 .8
( 32 .65 ) (b) ,(d) 269,806 0 .79 (e) 0 .83 (f) ( 0 .29 ) 28 .4
39 .03 (b) ,(d) 445,587 0 .78 (e) 0 .82 (f) ( 0 .34 ) 23 .1
28 .03 (b) 331,514 0 .80 (e) 0 .85 (f) ( 0 .23 ) 33 .6
17 .85 (b) 274,328 0 .82 (e) 0 .87 (f) ( 0 .01 ) 28 .1
13 .50 (b) 180,871 0 .81 (e) 0 .86 (f) ( 0 .12 ) 34 .8
( 32 .53 ) 2,371,763 0 .68 (c) – ( 0 .18 ) 28 .4
39 .14 3,460,761 0 .67 (c) – ( 0 .23 ) 23 .1
28 .23 2,630,670 0 .68 (c) – ( 0 .11 ) 33 .6
18 .02 2,366,040 0 .68 (c) – 0 .15 28 .1
13 .60 2,181,951 0 .67 (c) – 0 .03 34 .8
( 33 .05 ) (d) 8,728 1 .47 (c) – ( 0 .97 ) 28 .4
38 .07 (d) 14,313 1 .46 (c) – ( 1 .02 ) 23 .1
27 .22 11,345 1 .47 (c) – ( 0 .90 ) 33 .6
17 .12 10,940 1 .47 (c) – ( 0 .64 ) 28 .1
12 .68 8,097 1 .47 (c) – ( 0 .78 ) 34 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2022 $ 21 .70 ( $ 0 .10 ) ( $ 6 .28 ) ( $ 6 .38 ) $ – ( $ 2 .52 ) ( $ 2 .52 ) $ 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
2018 13 .81 ( 0 .07 ) 1 .80 1 .73 – ( 1 .39 ) ( 1 .39 ) 14 .15
R-4 shares
2022 22 .41 ( 0 .08 ) ( 6 .51 ) ( 6 .59 ) – ( 2 .52 ) ( 2 .52 ) 13 .30
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
2018 14 .02 ( 0 .04 ) 1 .83 1 .79 – ( 1 .39 ) ( 1 .39 ) 14 .42
R-5 shares
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) – ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
2018 14 .49 ( 0 .02 ) 1 .90 1 .88 – ( 1 .39 ) ( 1 .39 ) 14 .98
R-6 shares
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) – ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17
2018 14 .99 0 .02 1 .96 1 .98 ( 0 .03 ) ( 1 .39 ) ( 1 .42 ) 15 .55

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 32 .85 ) % (b) $ 58,977 1 .16% (c) ( 0 .66 ) % 28 .4%
38 .54 (b) 102,793 1 .15 (c) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (c) ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (c) ( 0 .31 ) 28 .1
13 .03 98,560 1 .16 (c) ( 0 .46 ) 34 .8
( 32 .71 ) 47,601 0 .97 (c) ( 0 .47 ) 28 .4
38 .75 84,797 0 .96 (c) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (c) ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (c) ( 0 .14 ) 28 .1
13 .28 77,509 0 .97 (c) ( 0 .27 ) 34 .8
( 32 .64 ) 158,035 0 .85 (c) ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (c) ( 0 .40 ) 23 .1
28 .04 (b) 296,527 0 .85 (c) ( 0 .27 ) 33 .6
17 .72 (b) 293,297 0 .85 (c) ( 0 .01 ) 28 .1
13 .48 282,290 0 .85 (c) ( 0 .15 ) 34 .8
( 32 .47 ) 6,257,991 0 .59 (c) ( 0 .09 ) 28 .4
39 .24 (b) 9,740,176 0 .59 (c) ( 0 .15 ) 23 .1
28 .42 (b) 7,254,770 0 .59 (c) ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (c) 0 .24 28 .1
13 .72 5,378,075 0 .59 (c) 0 .10 34 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2022 $ 26 .67 $ 0 .24 ( $ 3 .75 ) ( $ 3 .51 ) ( $ 0 .20 ) ( $ 3 .05 ) ( $ 3 .25 ) $ 19 .91
2021 20 .14 0 .24 7 .88 8 .12 ( 0 .33 ) ( 1 .26 ) ( 1 .59 ) 26 .67
2020 19 .10 0 .28 1 .46 1 .74 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .14
2019 17 .99 0 .31 1 .92 2 .23 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .10
2018 17 .96 0 .29 0 .92 1 .21 ( 0 .25 ) ( 0 .93 ) ( 1 .18 ) 17 .99
Class C shares
2022 25 .81 0 .04 ( 3 .63 ) ( 3 .59 ) – ( 3 .05 ) ( 3 .05 ) 19 .17
2021 19 .54 0 .03 7 .65 7 .68 ( 0 .15 ) ( 1 .26 ) ( 1 .41 ) 25 .81
2020 18 .57 0 .11 1 .41 1 .52 ( 0 .17 ) ( 0 .38 ) ( 0 .55 ) 19 .54
2019 17 .51 0 .16 1 .89 2 .05 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 18 .57
2018 17 .54 0 .13 0 .90 1 .03 ( 0 .13 ) ( 0 .93 ) ( 1 .06 ) 17 .51
Class J shares
2022 26 .36 0 .25 ( 3 .70 ) ( 3 .45 ) ( 0 .21 ) ( 3 .05 ) ( 3 .26 ) 19 .65
2021 19 .93 0 .25 7 .78 8 .03 ( 0 .34 ) ( 1 .26 ) ( 1 .60 ) 26 .36
2020 18 .91 0 .29 1 .44 1 .73 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 19 .93
2019 17 .82 0 .32 1 .91 2 .23 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 18 .91
2018 17 .80 0 .30 0 .92 1 .22 ( 0 .27 ) ( 0 .93 ) ( 1 .20 ) 17 .82
Institutional shares
2022 26 .70 0 .29 ( 3 .75 ) ( 3 .46 ) ( 0 .25 ) ( 3 .05 ) ( 3 .30 ) 19 .94
2021 20 .16 0 .30 7 .88 8 .18 ( 0 .38 ) ( 1 .26 ) ( 1 .64 ) 26 .70
2020 19 .12 0 .33 1 .46 1 .79 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 20 .16
2019 18 .01 0 .36 1 .92 2 .28 ( 0 .33 ) ( 0 .84 ) ( 1 .17 ) 19 .12
2018 17 .98 0 .34 0 .92 1 .26 ( 0 .30 ) ( 0 .93 ) ( 1 .23 ) 18 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 14 .93 ) % (b) $ 544,686 0 .40% – % 1 .10% 3 .7%
42 .29 (b) 651,354 0 .40 – 1 .00 3 .8
9 .23 (b) 465,384 0 .42 – 1 .45 6 .0
13 .84 (b) 435,070 0 .46 – 1 .73 3 .2
6 .89 (b) 380,299 0 .44 – 1 .60 5 .8
( 15 .68 ) (b) 45,234 1 .29 (c) – 0 .20 3 .7
41 .04 (b) 65,380 1 .29 (c) – 0 .14 3 .8
8 .27 (b) 61,996 1 .30 (c) – 0 .59 6 .0
12 .91 (b) 66,411 1 .30 (c) – 0 .91 3 .2
5 .92 (b) 65,204 1 .30 (c) – 0 .75 5 .8
( 14 .87 ) (b) 810,657 0 .34 (d) 0 .36 (e) 1 .15 3 .7
42 .31 (b) 970,126 0 .35 (d) 0 .37 (e) 1 .06 3 .8
9 .29 (b) 691,249 0 .36 (d) 0 .39 (e) 1 .52 6 .0
13 .95 (b) 691,045 0 .38 (d) 0 .41 (e) 1 .82 3 .2
6 .98 (b) 653,442 0 .37 (d) 0 .40 (e) 1 .68 5 .8
( 14 .73 ) 3,639,186 0 .16 – 1 .34 3 .7
42 .61 4,069,356 0 .17 – 1 .27 3 .8
9 .51 3,986,295 0 .17 – 1 .71 6 .0
14 .18 4,175,228 0 .17 – 2 .02 3 .2
7 .17 3,693,260 0 .16 – 1 .88 5 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
R-1 shares
2022 $ 26 .53 $ 0 .10 ( $ 3 .75 ) ( $ 3 .65 ) ( $ 0 .05 ) ( $ 3 .05 ) ( $ 3 .10 ) $ 19 .78
2021 20 .05 0 .09 7 .85 7 .94 ( 0 .20 ) ( 1 .26 ) ( 1 .46 ) 26 .53
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
R-3 shares
2022 26 .67 0 .17 ( 3 .76 ) ( 3 .59 ) ( 0 .12 ) ( 3 .05 ) ( 3 .17 ) 19 .91
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
R-4 shares
2022 26 .78 0 .21 ( 3 .77 ) ( 3 .56 ) ( 0 .15 ) ( 3 .05 ) ( 3 .20 ) 20 .02
2021 20 .23 0 .21 7 .91 8 .12 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 26 .78
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
R-5 shares
2022 27 .09 0 .24 ( 3 .82 ) ( 3 .58 ) ( 0 .19 ) ( 3 .05 ) ( 3 .24 ) 20 .27
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 15 .49 ) % $ 11,720 1 .03% 0 .45% 3 .7%
41 .38 17,742 1 .03 0 .36 3 .8
8 .58 11,726 1 .03 0 .85 6 .0
13 .21 14,258 1 .03 1 .17 3 .2
6 .20 15,612 1 .03 1 .01 5 .8
( 15 .21 ) 133,978 0 .72 0 .77 3 .7
41 .78 192,913 0 .72 0 .70 3 .8
8 .92 167,324 0 .72 1 .16 6 .0
13 .54 181,254 0 .72 1 .48 3 .2
6 .60 192,273 0 .72 1 .32 5 .8
( 15 .06 ) (b) 105,613 0 .53 0 .96 3 .7
42 .09 (b) 135,073 0 .53 0 .90 3 .8
9 .09 132,402 0 .53 1 .35 6 .0
13 .80 142,497 0 .53 1 .67 3 .2
6 .76 152,704 0 .53 1 .51 5 .8
( 14 .94 ) 256,634 0 .41 1 .08 3 .7
42 .22 327,673 0 .41 0 .99 3 .8
9 .21 244,545 0 .41 1 .48 6 .0
13 .95 297,495 0 .41 1 .80 3 .2
6 .87 352,267 0 .41 1 .63 5 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2022 $ 20 .70 $ 0 .21 ( $ 1 .16 ) ( $ 0 .95 ) ( $ 0 .14 ) ( $ 1 .60 ) ( $ 1 .74 ) $ 18 .01
2021 14 .67 0 .15 6 .10 6 .25 ( 0 .22 ) – ( 0 .22 ) 20 .70
2020 16 .98 0 .21 ( 1 .47 ) ( 1 .26 ) ( 0 .31 ) ( 0 .74 ) ( 1 .05 ) 14 .67
2019 16 .79 0 .31 1 .42 1 .73 ( 0 .23 ) ( 1 .31 ) ( 1 .54 ) 16 .98
2018 16 .93 0 .23 0 .74 0 .97 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 16 .79
Institutional shares
2022 21 .07 0 .26 ( 1 .18 ) ( 0 .92 ) ( 0 .19 ) ( 1 .60 ) ( 1 .79 ) 18 .36
2021 14 .94 0 .21 6 .19 6 .40 ( 0 .27 ) – ( 0 .27 ) 21 .07
2020 17 .27 0 .26 ( 1 .48 ) ( 1 .22 ) ( 0 .37 ) ( 0 .74 ) ( 1 .11 ) 14 .94
2019 17 .05 0 .37 1 .44 1 .81 ( 0 .28 ) ( 1 .31 ) ( 1 .59 ) 17 .27
2018 17 .17 0 .29 0 .75 1 .04 ( 0 .21 ) ( 0 .95 ) ( 1 .16 ) 17 .05
R-1 shares
2022 20 .93 0 .10 ( 1 .18 ) ( 1 .08 ) ( 0 .04 ) ( 1 .60 ) ( 1 .64 ) 18 .21
2021 14 .83 0 .04 6 .17 6 .21 ( 0 .11 ) – ( 0 .11 ) 20 .93
2020 17 .13 0 .13 ( 1 .48 ) ( 1 .35 ) ( 0 .21 ) ( 0 .74 ) ( 0 .95 ) 14 .83
2019 16 .91 0 .23 1 .44 1 .67 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 17 .13
2018 17 .05 0 .13 0 .75 0 .88 ( 0 .07 ) ( 0 .95 ) ( 1 .02 ) 16 .91
R-3 shares
2022 22 .13 0 .16 ( 1 .24 ) ( 1 .08 ) ( 0 .09 ) ( 1 .60 ) ( 1 .69 ) 19 .36
2021 15 .67 0 .10 6 .53 6 .63 ( 0 .17 ) – ( 0 .17 ) 22 .13
2020 18 .07 0 .19 ( 1 .58 ) ( 1 .39 ) ( 0 .27 ) ( 0 .74 ) ( 1 .01 ) 15 .67
2019 17 .72 0 .30 1 .52 1 .82 ( 0 .16 ) ( 1 .31 ) ( 1 .47 ) 18 .07
2018 17 .80 0 .20 0 .77 0 .97 ( 0 .10 ) ( 0 .95 ) ( 1 .05 ) 17 .72
R-4 shares
2022 21 .04 0 .19 ( 1 .19 ) ( 1 .00 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .32
2021 14 .90 0 .14 6 .20 6 .34 ( 0 .20 ) – ( 0 .20 ) 21 .04
2020 17 .23 0 .21 ( 1 .50 ) ( 1 .29 ) ( 0 .30 ) ( 0 .74 ) ( 1 .04 ) 14 .90
2019 17 .01 0 .32 1 .43 1 .75 ( 0 .22 ) ( 1 .31 ) ( 1 .53 ) 17 .23
2018 17 .13 0 .22 0 .76 0 .98 ( 0 .15 ) ( 0 .95 ) ( 1 .10 ) 17 .01
R-5 shares
2022 21 .22 0 .22 ( 1 .20 ) ( 0 .98 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .52
2021 15 .04 0 .16 6 .25 6 .41 ( 0 .23 ) – ( 0 .23 ) 21 .22
2020 17 .38 0 .23 ( 1 .50 ) ( 1 .27 ) ( 0 .33 ) ( 0 .74 ) ( 1 .07 ) 15 .04
2019 17 .15 0 .34 1 .44 1 .78 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 17 .38
2018 17 .26 0 .25 0 .76 1 .01 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 17 .15

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 4 .80 ) % (b) $ 82,605 0 .97% (c) 1 .06% (d) 1 .13% 42 .6%
42 .96 (b) 84,871 0 .98 (c) 1 .07 (d) 0 .82 46 .3
( 8 .14 ) (b) 62,003 1 .04 (c) 1 .14 (d) 1 .39 54 .6
12 .14 (b) 74,483 1 .06 (c) 1 .15 (d) 1 .97 51 .5
5 .76 (b) 72,851 1 .03 (c) 1 .12 (d) 1 .35 44 .4
( 4 .56 ) 2,634,970 0 .70 (e) – 1 .39 42 .6
43 .27 3,457,999 0 .70 (e) – 1 .07 46 .3
( 7 .82 ) 1,754,898 0 .72 (e) – 1 .72 54 .6
12 .53 2,065,317 0 .72 (e) – 2 .30 51 .5
6 .11 1,983,831 0 .71 (e) – 1 .66 44 .4
( 5 .41 ) 4,060 1 .57 (e) – 0 .53 42 .6
42 .06 4,000 1 .58 (e) – 0 .22 46 .3
( 8 .58 ) 2,889 1 .59 (e) – 0 .85 54 .6
11 .53 4,436 1 .59 (e) – 1 .44 51 .5
5 .15 4,455 1 .59 (e) – 0 .78 44 .4
( 5 .11 ) 6,078 1 .26 (e) – 0 .83 42 .6
42 .56 7,133 1 .27 (e) – 0 .52 46 .3
( 8 .36 ) 4,056 1 .28 (e) – 1 .16 54 .6
11 .90 5,695 1 .28 (e) – 1 .77 51 .5
5 .46 6,196 1 .28 (e) – 1 .09 44 .4
( 4 .97 ) 1,934 1 .07 (e) – 1 .01 42 .6
42 .86 2,599 1 .08 (e) – 0 .72 46 .3
( 8 .19 ) 1,866 1 .09 (e) – 1 .34 54 .6
12 .09 4,028 1 .09 (e) – 1 .98 51 .5
5 .71 4,910 1 .09 (e) – 1 .28 44 .4
( 4 .81 ) 5,432 0 .95 (e) – 1 .15 42 .6
42 .94 8,722 0 .96 (e) – 0 .84 46 .3
( 8 .05 ) 6,935 0 .97 (e) – 1 .47 54 .6
12 .22 10,455 0 .97 (e) – 2 .11 51 .5
5 .87 10,726 0 .97 (e) – 1 .41 44 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2022 $ 42 .87 ( $ 0 .09 ) ( $ 8 .74 ) ( $ 8 .83 ) $ – ( $ 3 .33 ) ( $ 3 .33 ) $ 30 .71
2021 30 .19 ( 0 .19 ) 13 .26 13 .07 – ( 0 .39 ) ( 0 .39 ) 42 .87
2020 30 .15 ( 0 .01 ) 1 .44 1 .43 ( 0 .07 ) ( 1 .32 ) ( 1 .39 ) 30 .19
2019 26 .24 0 .01 6 .64 6 .65 – ( 2 .74 ) ( 2 .74 ) 30 .15
2018 26 .90 ( 0 .04 ) 0 .29 0 .25 – ( 0 .91 ) ( 0 .91 ) 26 .24
Class C shares
2022 37 .32 ( 0 .31 ) ( 7 .49 ) ( 7 .80 ) – ( 3 .33 ) ( 3 .33 ) 26 .19
2021 26 .51 ( 0 .39 ) 11 .59 11 .20 – ( 0 .39 ) ( 0 .39 ) 37 .32
2020 26 .77 ( 0 .19 ) 1 .25 1 .06 – ( 1 .32 ) ( 1 .32 ) 26 .51
2019 23 .77 ( 0 .16 ) 5 .90 5 .74 – ( 2 .74 ) ( 2 .74 ) 26 .77
2018 24 .63 ( 0 .22 ) 0 .27 0 .05 – ( 0 .91 ) ( 0 .91 ) 23 .77
Class J shares
2022 41 .18 ( 0 .04 ) ( 8 .37 ) ( 8 .41 ) – ( 3 .33 ) ( 3 .33 ) 29 .44
2021 28 .96 ( 0 .12 ) 12 .73 12 .61 – ( 0 .39 ) ( 0 .39 ) 41 .18
2020 28 .99 0 .03 1 .38 1 .41 ( 0 .12 ) ( 1 .32 ) ( 1 .44 ) 28 .96
2019 25 .30 0 .05 6 .38 6 .43 – ( 2 .74 ) ( 2 .74 ) 28 .99
2018 25 .94 – 0 .27 0 .27 – ( 0 .91 ) ( 0 .91 ) 25 .30
Institutional shares
2022 44 .26 – ( 9 .05 ) ( 9 .05 ) – ( 3 .33 ) ( 3 .33 ) 31 .88
2021 31 .08 ( 0 .09 ) 13 .66 13 .57 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 31 .00 0 .06 1 .49 1 .55 ( 0 .15 ) ( 1 .32 ) ( 1 .47 ) 31 .08
2019 26 .84 0 .09 6 .83 6 .92 ( 0 .02 ) ( 2 .74 ) ( 2 .76 ) 31 .00
2018 27 .44 0 .04 0 .28 0 .32 ( 0 .01 ) ( 0 .91 ) ( 0 .92 ) 26 .84
R-1 shares
2022 38 .77 ( 0 .24 ) ( 7 .83 ) ( 8 .07 ) – ( 3 .33 ) ( 3 .33 ) 27 .37
2021 27 .47 ( 0 .35 ) 12 .04 11 .69 – ( 0 .39 ) ( 0 .39 ) 38 .77
2020 27 .63 ( 0 .14 ) 1 .30 1 .16 – ( 1 .32 ) ( 1 .32 ) 27 .47
2019 24 .39 ( 0 .11 ) 6 .09 5 .98 – ( 2 .74 ) ( 2 .74 ) 27 .63
2018 25 .20 ( 0 .16 ) 0 .26 0 .10 – ( 0 .91 ) ( 0 .91 ) 24 .39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 22 .25 ) % (b) $ 1,591,916 0 .94% – % ( 0 .27 ) % 14 .1%
43 .63 (b) 2,198,683 0 .93 – ( 0 .50 ) 12 .4
4 .83 (b) 1,607,917 0 .95 – ( 0 .04 ) 13 .9
29 .21 (b) 1,645,317 0 .98 – 0 .05 13 .6
0 .86 (b) 1,439,026 0 .96 – ( 0 .14 ) 25 .8
( 22 .84 ) (b) 40,097 1 .72 – ( 1 .06 ) 14 .1
42 .62 (b) 72,682 1 .67 – ( 1 .21 ) 12 .4
4 .02 (b) 158,906 1 .69 – ( 0 .74 ) 13 .9
28 .32 (b) 228,866 1 .70 – ( 0 .67 ) 13 .6
0 .11 (b) 248,197 1 .69 – ( 0 .86 ) 25 .8
( 22 .13 ) (b) 292,151 0 .79 (c) 0 .81 (d) ( 0 .12 ) 14 .1
43 .85 (b) ,(e) 407,907 0 .78 (c) 0 .80 (d) ( 0 .34 ) 12 .4
4 .98 (b) ,(e) 310,404 0 .79 (c) 0 .82 (d) 0 .12 13 .9
29 .45 (b) 325,426 0 .83 (c) 0 .86 (d) 0 .21 13 .6
0 .98 (b) 275,443 0 .82 (c) 0 .85 (d) 0 .00 25 .8
( 22 .05 ) (e) 10,110,818 0 .67 (f) – 0 .00 14 .1
44 .03 (e) 15,790,247 0 .67 (f) – ( 0 .24 ) 12 .4
5 .08 12,106,903 0 .69 (f) – 0 .21 13 .9
29 .61 12,070,133 0 .70 (f) – 0 .34 13 .6
1 .12 10,720,328 0 .69 (f) – 0 .13 25 .8
( 22 .67 ) 83,862 1 .46 – ( 0 .79 ) 14 .1
42 .92 116,642 1 .46 – ( 1 .02 ) 12 .4
4 .27 89,600 1 .46 – ( 0 .54 ) 13 .9
28 .61 98,489 1 .47 – ( 0 .43 ) 13 .6
0 .31 81,543 1 .47 – ( 0 .65 ) 25 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2022 $ 41 .63 ( $ 0 .16 ) ( $ 8 .46 ) ( $ 8 .62 ) $ – ( $ 3 .33 ) ( $ 3 .33 ) $ 29 .68
2021 29 .38 ( 0 .26 ) 12 .90 12 .64 – ( 0 .39 ) ( 0 .39 ) 41 .63
2020 29 .38 ( 0 .06 ) 1 .38 1 .32 – ( 1 .32 ) ( 1 .32 ) 29 .38
2019 25 .68 ( 0 .04 ) 6 .48 6 .44 – ( 2 .74 ) ( 2 .74 ) 29 .38
2018 26 .40 ( 0 .09 ) 0 .28 0 .19 – ( 0 .91 ) ( 0 .91 ) 25 .68
R-4 shares
2022 43 .71 ( 0 .11 ) ( 8 .91 ) ( 9 .02 ) – ( 3 .33 ) ( 3 .33 ) 31 .36
2021 30 .78 ( 0 .20 ) 13 .52 13 .32 – ( 0 .39 ) ( 0 .39 ) 43 .71
2020 30 .70 ( 0 .01 ) 1 .46 1 .45 ( 0 .05 ) ( 1 .32 ) ( 1 .37 ) 30 .78
2019 26 .66 0 .01 6 .77 6 .78 – ( 2 .74 ) ( 2 .74 ) 30 .70
2018 27 .33 ( 0 .04 ) 0 .28 0 .24 – ( 0 .91 ) ( 0 .91 ) 26 .66
R-5 shares
2022 43 .47 ( 0 .06 ) ( 8 .87 ) ( 8 .93 ) – ( 3 .33 ) ( 3 .33 ) 31 .21
2021 30 .57 ( 0 .15 ) 13 .44 13 .29 – ( 0 .39 ) ( 0 .39 ) 43 .47
2020 30 .53 0 .03 1 .44 1 .47 ( 0 .11 ) ( 1 .32 ) ( 1 .43 ) 30 .57
2019 26 .50 0 .05 6 .72 6 .77 – ( 2 .74 ) ( 2 .74 ) 30 .53
2018 27 .13 ( 0 .01 ) 0 .29 0 .28 – ( 0 .91 ) ( 0 .91 ) 26 .50
R-6 shares
2022 44 .26 0 .03 ( 9 .06 ) ( 9 .03 ) – ( 3 .33 ) ( 3 .33 ) 31 .90
2021 31 .05 ( 0 .06 ) 13 .66 13 .60 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 30 .97 0 .09 1 .49 1 .58 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 31 .05
2019 26 .83 0 .13 6 .80 6 .93 ( 0 .05 ) ( 2 .74 ) ( 2 .79 ) 30 .97
2018 27 .42 0 .06 0 .30 0 .36 ( 0 .04 ) ( 0 .91 ) ( 0 .95 ) 26 .83

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 22 .42 ) % $ 44,432 1 .15% ( 0 .49 ) % 14 .1%
43 .32 (b) 73,376 1 .15 ( 0 .71 ) 12 .4
4 .61 (b) 66,616 1 .15 ( 0 .22 ) 13 .9
29 .01 83,961 1 .16 ( 0 .14 ) 13 .6
0 .65 99,735 1 .16 ( 0 .33 ) 25 .8
( 22 .25 ) 48,916 0 .96 ( 0 .30 ) 14 .1
43 .61 81,569 0 .96 ( 0 .52 ) 12 .4
4 .82 71,485 0 .96 ( 0 .04 ) 13 .9
29 .23 76,985 0 .97 0 .02 13 .6
0 .81 87,620 0 .97 ( 0 .14 ) 25 .8
( 22 .16 ) 296,351 0 .84 ( 0 .17 ) 14 .1
43 .76 (b) 427,065 0 .84 ( 0 .40 ) 12 .4
4 .93 (b) 325,105 0 .84 0 .09 13 .9
29 .39 387,741 0 .85 0 .19 13 .6
0 .97 337,245 0 .85 ( 0 .02 ) 25 .8
( 21 .98 ) 5,989,509 0 .59 (c) 0 .09 14 .1
44 .13 5,220,374 0 .59 (c) ( 0 .15 ) 12 .4
5 .20 4,054,486 0 .60 (c) 0 .29 13 .9
29 .71 2,431,236 0 .60 (c) 0 .45 13 .6
1 .24 1,442,924 0 .59 (c) 0 .21 25 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2022 $ 10 .74 ( $ 0 .03 ) ( $ 2 .79 ) ( $ 2 .82 ) ( $ 2 .15 ) ( $ 2 .15 ) $ 5 .77
2021 8 .39 ( 0 .03 ) 3 .63 3 .60 ( 1 .25 ) ( 1 .25 ) 10 .74
2020 6 .40 ( 0 .04 ) 2 .39 2 .35 ( 0 .36 ) ( 0 .36 ) 8 .39
2019 7 .05 ( 0 .03 ) 0 .49 0 .46 ( 1 .11 ) ( 1 .11 ) 6 .40
2018 7 .13 ( 0 .03 ) 0 .26 0 .23 ( 0 .31 ) ( 0 .31 ) 7 .05
Institutional shares
2022 14 .99 ( 0 .03 ) ( 4 .12 ) ( 4 .15 ) ( 2 .15 ) ( 2 .15 ) 8 .69
2021 11 .30 ( 0 .03 ) 4 .97 4 .94 ( 1 .25 ) ( 1 .25 ) 14 .99
2020 8 .48 ( 0 .04 ) 3 .22 3 .18 ( 0 .36 ) ( 0 .36 ) 11 .30
2019 8 .92 ( 0 .02 ) 0 .69 0 .67 ( 1 .11 ) ( 1 .11 ) 8 .48
2018 8 .92 ( 0 .02 ) 0 .33 0 .31 ( 0 .31 ) ( 0 .31 ) 8 .92
R-1 shares
2022 11 .05 ( 0 .08 ) ( 2 .88 ) ( 2 .96 ) ( 2 .15 ) ( 2 .15 ) 5 .94
2021 8 .66 ( 0 .10 ) 3 .74 3 .64 ( 1 .25 ) ( 1 .25 ) 11 .05
2020 6 .63 ( 0 .09 ) 2 .48 2 .39 ( 0 .36 ) ( 0 .36 ) 8 .66
2019 7 .29 ( 0 .07 ) 0 .52 0 .45 ( 1 .11 ) ( 1 .11 ) 6 .63
2018 7 .41 ( 0 .08 ) 0 .27 0 .19 ( 0 .31 ) ( 0 .31 ) 7 .29
R-3 shares
2022 13 .55 ( 0 .07 ) ( 3 .67 ) ( 3 .74 ) ( 2 .15 ) ( 2 .15 ) 7 .66
2021 10 .35 ( 0 .09 ) 4 .54 4 .45 ( 1 .25 ) ( 1 .25 ) 13 .55
2020 7 .84 ( 0 .07 ) 2 .94 2 .87 ( 0 .36 ) ( 0 .36 ) 10 .35
2019 8 .37 ( 0 .06 ) 0 .64 0 .58 ( 1 .11 ) ( 1 .11 ) 7 .84
2018 8 .44 ( 0 .07 ) 0 .31 0 .24 ( 0 .31 ) ( 0 .31 ) 8 .37
R-4 shares
2022 14 .68 ( 0 .06 ) ( 4 .02 ) ( 4 .08 ) ( 2 .15 ) ( 2 .15 ) 8 .45
2021 11 .12 ( 0 .07 ) 4 .88 4 .81 ( 1 .25 ) ( 1 .25 ) 14 .68
2020 8 .38 ( 0 .06 ) 3 .16 3 .10 ( 0 .36 ) ( 0 .36 ) 11 .12
2019 8 .85 ( 0 .05 ) 0 .69 0 .64 ( 1 .11 ) ( 1 .11 ) 8 .38
2018 8 .88 ( 0 .05 ) 0 .33 0 .28 ( 0 .31 ) ( 0 .31 ) 8 .85
R-5 shares
2022 15 .50 ( 0 .05 ) ( 4 .28 ) ( 4 .33 ) ( 2 .15 ) ( 2 .15 ) 9 .02
2021 11 .67 ( 0 .05 ) 5 .13 5 .08 ( 1 .25 ) ( 1 .25 ) 15 .50
2020 8 .77 ( 0 .05 ) 3 .31 3 .26 ( 0 .36 ) ( 0 .36 ) 11 .67
2019 9 .19 ( 0 .04 ) 0 .73 0 .69 ( 1 .11 ) ( 1 .11 ) 8 .77
2018 9 .20 ( 0 .04 ) 0 .34 0 .30 ( 0 .31 ) ( 0 .31 ) 9 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 31 .59 ) % (b) ,(c) $ 81,825 0 .90% (d) 0 .92% (e) ( 0 .42 ) % 165 .5%
45 .43 (b) ,(c) 131,086 0 .88 (d) 0 .90 (e) ( 0 .35 ) 114 .5
38 .55 (b) ,(c) 93,209 0 .93 (d) 0 .96 (e) ( 0 .56 ) 120 .6
10 .27 (c) 71,129 0 .97 (d) 1 .00 (e) ( 0 .46 ) 104 .6
3 .26 (c) 67,918 0 .93 (d) 0 .96 (e) ( 0 .44 ) 114 .2
( 31 .50 ) (b) 125,149 0 .75 (f) – ( 0 .26 ) 165 .5
45 .74 (b) 149,191 0 .75 (f) – ( 0 .24 ) 114 .5
38 .77 58,852 0 .75 (f) – ( 0 .38 ) 120 .6
10 .51 52,324 0 .75 (f) – ( 0 .25 ) 104 .6
3 .51 67,785 0 .75 (f) – ( 0 .26 ) 114 .2
( 32 .06 ) (b) 881 1 .54 – ( 1 .05 ) 165 .5
44 .57 (b) 1,740 1 .54 – ( 1 .02 ) 114 .5
37 .62 1,789 1 .55 – ( 1 .19 ) 120 .6
9 .71 1,286 1 .55 – ( 1 .05 ) 104 .6
2 .58 1,391 1 .55 – ( 1 .05 ) 114 .2
( 31 .86 ) (b) 17,879 1 .23 – ( 0 .75 ) 165 .5
45 .01 (b) 22,672 1 .23 – ( 0 .72 ) 114 .5
38 .08 (b) 13,555 1 .24 – ( 0 .87 ) 120 .6
10 .06 11,187 1 .24 – ( 0 .74 ) 104 .6
2 .86 12,807 1 .24 – ( 0 .75 ) 114 .2
( 31 .72 ) (b) 4,709 1 .04 – ( 0 .56 ) 165 .5
45 .27 (b) 6,759 1 .04 – ( 0 .52 ) 114 .5
38 .26 4,709 1 .05 – ( 0 .68 ) 120 .6
10 .20 4,103 1 .05 – ( 0 .55 ) 104 .6
3 .18 4,997 1 .05 – ( 0 .54 ) 114 .2
( 31 .64 ) (b) 5,778 0 .92 – ( 0 .43 ) 165 .5
45 .47 (b) 25,223 0 .92 – ( 0 .39 ) 114 .5
38 .38 23,760 0 .93 – ( 0 .55 ) 120 .6
10 .40 22,099 0 .93 – ( 0 .43 ) 104 .6
3 .29 22,080 0 .93 – ( 0 .44 ) 114 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2022 $ 13 .69 ( $ 0 .05 ) ( $ 2 .92 ) ( $ 2 .97 ) ( $ 3 .43 ) ( $ 3 .43 ) $ 7 .29
2021 10 .46 ( 0 .09 ) 4 .12 4 .03 ( 0 .80 ) ( 0 .80 ) 13 .69
2020 9 .53 ( 0 .06 ) 1 .98 1 .92 ( 0 .99 ) ( 0 .99 ) 10 .46
2019 9 .35 ( 0 .05 ) 1 .37 1 .32 ( 1 .14 ) ( 1 .14 ) 9 .53
2018 10 .21 ( 0 .06 ) 0 .69 0 .63 ( 1 .49 ) ( 1 .49 ) 9 .35
Institutional shares
2022 18 .18 ( 0 .04 ) ( 4 .12 ) ( 4 .16 ) ( 3 .43 ) ( 3 .43 ) 10 .59
2021 13 .63 ( 0 .08 ) 5 .43 5 .35 ( 0 .80 ) ( 0 .80 ) 18 .18
2020 12 .10 ( 0 .04 ) 2 .56 2 .52 ( 0 .99 ) ( 0 .99 ) 13 .63
2019 11 .50 ( 0 .02 ) 1 .76 1 .74 ( 1 .14 ) ( 1 .14 ) 12 .10
2018 12 .19 ( 0 .03 ) 0 .83 0 .80 ( 1 .49 ) ( 1 .49 ) 11 .50
R-1 shares
2022 13 .51 ( 0 .10 ) ( 2 .86 ) ( 2 .96 ) ( 3 .43 ) ( 3 .43 ) 7 .12
2021 10 .39 ( 0 .17 ) 4 .09 3 .92 ( 0 .80 ) ( 0 .80 ) 13 .51
2020 9 .52 ( 0 .11 ) 1 .97 1 .86 ( 0 .99 ) ( 0 .99 ) 10 .39
2019 9 .39 ( 0 .10 ) 1 .37 1 .27 ( 1 .14 ) ( 1 .14 ) 9 .52
2018 10 .30 ( 0 .11 ) 0 .69 0 .58 ( 1 .49 ) ( 1 .49 ) 9 .39
R-3 shares
2022 16 .30 ( 0 .10 ) ( 3 .60 ) ( 3 .70 ) ( 3 .43 ) ( 3 .43 ) 9 .17
2021 12 .36 ( 0 .16 ) 4 .90 4 .74 ( 0 .80 ) ( 0 .80 ) 16 .30
2020 11 .12 ( 0 .10 ) 2 .33 2 .23 ( 0 .99 ) ( 0 .99 ) 12 .36
2019 10 .72 ( 0 .08 ) 1 .62 1 .54 ( 1 .14 ) ( 1 .14 ) 11 .12
2018 11 .52 ( 0 .09 ) 0 .78 0 .69 ( 1 .49 ) ( 1 .49 ) 10 .72
R-4 shares
2022 17 .08 ( 0 .09 ) ( 3 .81 ) ( 3 .90 ) ( 3 .43 ) ( 3 .43 ) 9 .75
2021 12 .90 ( 0 .14 ) 5 .12 4 .98 ( 0 .80 ) ( 0 .80 ) 17 .08
2020 11 .53 ( 0 .08 ) 2 .44 2 .36 ( 0 .99 ) ( 0 .99 ) 12 .90
2019 11 .06 ( 0 .06 ) 1 .67 1 .61 ( 1 .14 ) ( 1 .14 ) 11 .53
2018 11 .82 ( 0 .07 ) 0 .80 0 .73 ( 1 .49 ) ( 1 .49 ) 11 .06
R-5 shares
2022 18 .15 ( 0 .08 ) ( 4 .10 ) ( 4 .18 ) ( 3 .43 ) ( 3 .43 ) 10 .54
2021 13 .65 ( 0 .12 ) 5 .42 5 .30 ( 0 .80 ) ( 0 .80 ) 18 .15
2020 12 .14 ( 0 .07 ) 2 .57 2 .50 ( 0 .99 ) ( 0 .99 ) 13 .65
2019 11 .56 ( 0 .05 ) 1 .77 1 .72 ( 1 .14 ) ( 1 .14 ) 12 .14
2018 12 .28 ( 0 .06 ) 0 .83 0 .77 ( 1 .49 ) ( 1 .49 ) 11 .56

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 27 .12 ) % (b) $ 38,816 1 .14% (c) 1 .18% (d) ( 0 .65 ) % 44 .0%
39 .96 (b) 59,567 1 .12 (c) 1 .17 (d) ( 0 .77 ) 34 .3
21 .76 (b) 45,753 1 .19 (c) 1 .25 (d) ( 0 .65 ) 50 .7
17 .48 (b) 41,366 1 .27 (c) 1 .38 (d) ( 0 .55 ) 43 .2
6 .61 (b) 36,912 1 .24 (c) 1 .35 (d) ( 0 .56 ) 44 .3
( 26 .94 ) 1,120,495 0 .85 (e) – ( 0 .35 ) 44 .0
40 .37 1,165,856 0 .86 (e) – ( 0 .50 ) 34 .3
22 .12 1,127,871 0 .87 (e) – ( 0 .33 ) 50 .7
17 .93 1,032,306 0 .91 (e) – ( 0 .19 ) 43 .2
6 .97 961,018 0 .91 (e) – ( 0 .22 ) 44 .3
( 27 .51 ) 1,248 1 .73 (e) – ( 1 .24 ) 44 .0
39 .12 1,781 1 .74 (e) – ( 1 .38 ) 34 .3
21 .09 1,430 1 .75 (e) – ( 1 .21 ) 50 .7
16 .80 1,438 1 .78 (e) – ( 1 .06 ) 43 .2
6 .00 1,665 1 .78 (e) – ( 1 .10 ) 44 .3
( 27 .30 ) 3,568 1 .42 (e) – ( 0 .93 ) 44 .0
39 .54 5,149 1 .43 (e) – ( 1 .09 ) 34 .3
21 .41 2,643 1 .44 (e) – ( 0 .89 ) 50 .7
17 .28 2,913 1 .47 (e) – ( 0 .75 ) 43 .2
6 .35 3,424 1 .47 (e) – ( 0 .78 ) 44 .3
( 27 .21 ) 1,379 1 .23 (e) – ( 0 .75 ) 44 .0
39 .76 2,640 1 .24 (e) – ( 0 .89 ) 34 .3
21 .80 2,223 1 .25 (e) – ( 0 .69 ) 50 .7
17 .39 3,004 1 .28 (e) – ( 0 .57 ) 43 .2
6 .55 3,658 1 .28 (e) – ( 0 .60 ) 44 .3
( 27 .13 ) 2,520 1 .11 (e) – ( 0 .61 ) 44 .0
39 .92 5,903 1 .12 (e) – ( 0 .76 ) 34 .3
21 .87 6,505 1 .13 (e) – ( 0 .59 ) 50 .7
17 .62 5,527 1 .16 (e) – ( 0 .44 ) 43 .2
6 .64 6,408 1 .16 (e) – ( 0 .49 ) 44 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2022 $ 25 .15 $ 0 .24 ( $ 3 .04 ) ( $ 2 .80 ) ( $ 0 .25 ) ( $ 1 .79 ) ( $ 2 .04 ) $ 20 .31
2021 18 .23 0 .26 8 .18 8 .44 ( 0 .21 ) ( 1 .31 ) ( 1 .52 ) 25 .15
2020 19 .65 0 .20 ( 0 .41 ) ( 0 .21 ) ( 0 .26 ) ( 0 .95 ) ( 1 .21 ) 18 .23
2019 20 .17 0 .23 1 .15 1 .38 ( 0 .22 ) ( 1 .68 ) ( 1 .90 ) 19 .65
2018 21 .53 0 .25 ( 0 .08 ) 0 .17 ( 0 .21 ) ( 1 .32 ) ( 1 .53 ) 20 .17
Institutional shares
2022 26 .06 0 .28 ( 3 .16 ) ( 2 .88 ) ( 0 .28 ) ( 1 .79 ) ( 2 .07 ) 21 .11
2021 18 .84 0 .31 8 .46 8 .77 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 26 .06
2020 20 .28 0 .25 ( 0 .44 ) ( 0 .19 ) ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 18 .84
2019 20 .76 0 .28 1 .18 1 .46 ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 20 .28
2018 22 .11 0 .30 ( 0 .08 ) 0 .22 ( 0 .25 ) ( 1 .32 ) ( 1 .57 ) 20 .76
R-1 shares
2022 25 .71 0 .10 ( 3 .12 ) ( 3 .02 ) ( 0 .09 ) ( 1 .79 ) ( 1 .88 ) 20 .81
2021 18 .62 0 .11 8 .37 8 .48 ( 0 .08 ) ( 1 .31 ) ( 1 .39 ) 25 .71
2020 19 .99 0 .10 ( 0 .44 ) ( 0 .34 ) ( 0 .08 ) ( 0 .95 ) ( 1 .03 ) 18 .62
2019 20 .45 0 .12 1 .18 1 .30 ( 0 .08 ) ( 1 .68 ) ( 1 .76 ) 19 .99
2018 21 .81 0 .11 ( 0 .07 ) 0 .04 ( 0 .08 ) ( 1 .32 ) ( 1 .40 ) 20 .45
R-3 shares
2022 26 .57 0 .18 ( 3 .24 ) ( 3 .06 ) ( 0 .15 ) ( 1 .79 ) ( 1 .94 ) 21 .57
2021 19 .19 0 .19 8 .64 8 .83 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 26 .57
2020 20 .63 0 .16 ( 0 .46 ) ( 0 .30 ) ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 19 .19
2019 21 .05 0 .19 1 .21 1 .40 ( 0 .14 ) ( 1 .68 ) ( 1 .82 ) 20 .63
2018 22 .40 0 .19 ( 0 .08 ) 0 .11 ( 0 .14 ) ( 1 .32 ) ( 1 .46 ) 21 .05
R-4 shares
2022 26 .72 0 .22 ( 3 .25 ) ( 3 .03 ) ( 0 .20 ) ( 1 .79 ) ( 1 .99 ) 21 .70
2021 19 .29 0 .23 8 .68 8 .91 ( 0 .17 ) ( 1 .31 ) ( 1 .48 ) 26 .72
2020 20 .73 0 .19 ( 0 .45 ) ( 0 .26 ) ( 0 .23 ) ( 0 .95 ) ( 1 .18 ) 19 .29
2019 21 .14 0 .23 1 .22 1 .45 ( 0 .18 ) ( 1 .68 ) ( 1 .86 ) 20 .73
2018 22 .49 0 .23 ( 0 .08 ) 0 .15 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 21 .14
R-5 shares
2022 27 .00 0 .25 ( 3 .28 ) ( 3 .03 ) ( 0 .23 ) ( 1 .79 ) ( 2 .02 ) 21 .95
2021 19 .48 0 .27 8 .76 9 .03 ( 0 .20 ) ( 1 .31 ) ( 1 .51 ) 27 .00
2020 20 .91 0 .22 ( 0 .45 ) ( 0 .23 ) ( 0 .25 ) ( 0 .95 ) ( 1 .20 ) 19 .48
2019 21 .32 0 .25 1 .23 1 .48 ( 0 .21 ) ( 1 .68 ) ( 1 .89 ) 20 .91
2018 22 .67 0 .26 ( 0 .08 ) 0 .18 ( 0 .21 ) ( 1 .32 ) ( 1 .53 ) 21 .32
R-6 shares
2022 26 .05 0 .30 ( 3 .15 ) ( 2 .85 ) ( 0 .30 ) ( 1 .79 ) ( 2 .09 ) 21 .11
2021 18 .83 0 .32 8 .46 8 .78 ( 0 .25 ) ( 1 .31 ) ( 1 .56 ) 26 .05
2020 20 .27 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) ( 0 .95 ) ( 1 .26 ) 18 .83
2019 20 .74 0 .29 1 .19 1 .48 ( 0 .27 ) ( 1 .68 ) ( 1 .95 ) 20 .27
2018 22 .09 0 .31 ( 0 .08 ) 0 .23 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 20 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 11 .85 ) % (b) $ 127,212 0 .39% (c) 0 .41% (d) 1 .12% 20 .9%
48 .22 (b) 151,143 0 .39 (c) 0 .41 (d) 1 .11 19 .2
( 1 .47 ) (b) 104,139 0 .41 (c) 0 .44 (d) 1 .15 23 .6
8 .64 (b) 121,032 0 .43 (c) 0 .46 (d) 1 .23 16 .7
0 .59 (b) 120,967 0 .39 (c) 0 .42 (d) 1 .15 14 .3
( 11 .73 ) 188,790 0 .23 – 1 .27 20 .9
48 .45 251,222 0 .22 – 1 .27 19 .2
( 1 .35 ) 187,318 0 .23 (e) – 1 .34 23 .6
8 .84 347,631 0 .23 (e) – 1 .43 16 .7
0 .81 422,159 0 .20 (e) – 1 .35 14 .3
( 12 .45 ) (f) 5,539 1 .04 – 0 .47 20 .9
47 .28 (f) 6,584 1 .04 – 0 .45 19 .2
( 2 .07 ) 5,032 1 .04 – 0 .52 23 .6
7 .94 7,771 1 .04 – 0 .62 16 .7
( 0 .03 ) 10,070 1 .04 – 0 .51 14 .3
( 12 .15 ) 67,797 0 .73 – 0 .77 20 .9
47 .71 88,428 0 .73 – 0 .76 19 .2
( 1 .83 ) 64,732 0 .73 – 0 .83 23 .6
8 .31 84,108 0 .73 – 0 .93 16 .7
0 .29 93,374 0 .73 – 0 .83 14 .3
( 12 .00 ) 42,003 0 .54 – 0 .97 20 .9
47 .98 53,233 0 .54 – 0 .95 19 .2
( 1 .62 ) 43,726 0 .54 – 1 .02 23 .6
8 .52 58,888 0 .54 – 1 .12 16 .7
0 .47 66,297 0 .54 – 1 .01 14 .3
( 11 .87 ) 95,818 0 .42 – 1 .08 20 .9
48 .14 122,169 0 .42 – 1 .08 19 .2
( 1 .46 ) 102,868 0 .42 – 1 .14 23 .6
8 .63 137,633 0 .42 – 1 .25 16 .7
0 .58 183,944 0 .42 – 1 .13 14 .3
( 11 .64 ) 712,153 0 .16 (e) – 1 .36 20 .9
48 .58 740,456 0 .16 (e) – 1 .34 19 .2
( 1 .28 ) 479,248 0 .16 (e) – 1 .38 23 .6
8 .94 531,623 0 .17 (e) – 1 .48 16 .7
0 .85 405,426 0 .16 (e) – 1 .38 14 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2022 $ 18.93 $ 0.18 ( $ 0.92) ( $ 0.74) ( $ 0.16) ( $ 1.80) ( $ 1.96) $ 16.23
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(d) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
Institutional shares
2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
R-1 shares
2022 18.04 0.10 (0.87) (0.77) (0.08) (1.80) (1.88) 15.39
2021 12.20 0.08 5.86 5.94 (0.10) – (0.10) 18.04
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.18) % (b) $ 46,917 1.09% (c) – % 1.06% 51.1%
49.69 (b) 42,833 1.10 (c) – 0.90 53.5
(6.32) (b) 23,187 1.27 (c) – 0.94 65.9
5.24 (b),(e) 26,083 1.38 (c),(f) – 0.51 (f) 60.0
(3.97) (b) 180,636 0.88 (g) 0.92 (h) 1.27 51.1
49.98 (b) 190,633 0.89 (g) 0.93 (h) 1.11 53.5
(6.00) (b) 129,288 0.94 (g) 0.99 (h) 1.28 65.9
10.55 (b) 153,602 1.06 (g) 1.13 (h) 0.95 60.0
0.67 (b) 65,310 1.20 (g) 1.35 (h) 0.65 61.1
(3.82) 1,106,800 0.69 (c) – 1.49 51.1
50.23 349,246 0.72 (c) – 1.29 53.5
(5.82) 233,785 0.72 (c) – 1.49 65.9
10.73 279,888 0.85 (c) – 1.30 60.0
0.99 824,306 0.90 (c) – 0.95 61.1
(4.62) (i) 2,503 1.50 (c) – 0.65 51.1
49.03 (i) 2,687 1.51 (c) – 0.51 53.5
(6.53) 2,079 1.51 (c) – 0.70 65.9
9.97 2,775 1.61 (c) – 0.43 60.0
0.14 3,190 1.76 (c) – 0.08 61.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2022 $ 18.65 $ 0.16 ( $ 0.90) ( $ 0.74) ( $ 0.13) ( $ 1.80) ( $ 1.93) $ 15.98
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) ( 0 .81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
R-4 shares
2022 18.72 0.19 (0.91) (0.72) (0.16) (1.80) (1.96) 16.04
2021 12.64 0.17 6.08 6.25 (0.17) – (0.17) 18.72
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
R-5 shares
2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
R-6 shares
2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(d) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(4.26) % $ 11,582 1.19% (b) 0.95% 51.1%
49.47 13,975 1.20 (b) 0.81 53.5
(6.24) 10,736 1.20 (b) 1.01 65.9
10.33 13,305 1.30 (b) 0.74 60.0
0.45 9,098 1.45 (b) 0.41 61.1
(4.11) 9,611 1.00 (b) 1.15 51.1
49.77 12,292 1.01 (b) 1.00 53.5
(6.04) 9,285 1.01 (b) 1.21 65.9
10.49 13,340 1.11 (b) 0.93 60.0
0.64 8,590 1.26 (b) 0.60 61.1
(4.00) 28,272 0.88 (b) 1.27 51.1
50.02 29,746 0.89 (b) 1.12 53.5
(5.96) 21,576 0.89 (b) 1.33 65.9
10.63 29,270 0.99 (b) 1.06 60.0
0.73 27,630 1.14 (b) 0.70 61.1
(3.78) (c) 2,249,267 0.62 (b) 1.53 51.1
50.41 (c) 2,312,305 0.63 (b) 1.38 53.5
(5.73) 1,696,270 0.64 (b) 1.58 65.9
5.68 (e) 1,980,217 0.64 (b),(f) 1.33 (f) 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class A shares
2022 $ 1 .00 $ 0 .01 $ 0 .01 ( $ 0 .01 ) ( $ 0 .01 ) $ 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
Class J shares
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0 .63% (b) $ 352,832 0 .50% (c) 0 .54% (d) 0 .67%
0 .00 (b) 293,949 0 .12 (c) 0 .55 (d) 0 .00
0 .61 (b) 342,008 0 .39 (c) 0 .53 (d) 0 .54
1 .98 (b) 242,127 0 .50 (c) 0 .60 (d) 1 .94
1 .36 (b) 231,844 0 .52 (c) 0 .63 (d) 1 .34
0 .64 (b) 625,829 0 .49 (e) 0 .64 (f) 0 .76
0 .00 (b) 411,033 0 .12 (e) 0 .66 (f) 0 .00
0 .58 (b) 455,689 0 .41 (e) 0 .68 (f) 0 .49
1 .88 (b) 278,464 0 .60 (e) 0 .75 (f) 1 .84
1 .29 (b) 257,738 0 .59 (e) 0 .74 (f) 1 .28
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual and/or voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2022 $ 11 .44 $ 0 .26 ( $ 1 .98 ) ( $ 1 .72 ) ( $ 0 .28 ) ( $ 0 .54 ) ( $ 0 .82 ) $ 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
R-1 shares
2022 11 .29 0 .20 ( 1 .99 ) ( 1 .79 ) ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 8 .77
2021 8 .02 0 .10 3 .28 3 .38 ( 0 .11 ) – ( 0 .11 ) 11 .29
2020 9 .58 0 .10 ( 1 .44 ) ( 1 .34 ) ( 0 .22 ) – ( 0 .22 ) 8 .02
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
R-3 shares
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
R-4 shares
2022 11 .36 0 .23 ( 1 .98 ) ( 1 .75 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .84
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .05 ) % $ 1,703,672 0 .97% (b) 2 .56% 62 .2%
43 .48 2,927,281 0 .94 (b) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (b) 2 .07 79 .6
5 .38 2,580,956 1 .04 (b) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (b) 2 .21 45 .9
( 16 .76 ) 32 1 .83 (b) 2 .00 62 .2
42 .33 20 1 .80 (b) 0 .94 54 .8
( 14 .40 ) 13 1 .82 (b) 1 .17 79 .6
4 .40 15 1 .91 (b) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (b) 1 .38 45 .9
( 16 .52 ) 464 1 .52 (b) 2 .01 62 .2
42 .73 604 1 .49 (b) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (b) 1 .52 79 .6
4 .82 499 1 .60 (b) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (b) 1 .67 45 .9
( 16 .30 ) 545 1 .33 (b) 2 .27 62 .2
42 .95 608 1 .30 (b) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (b) 1 .70 79 .6
5 .05 530 1 .41 (b) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (b) 1 .88 45 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2022 $ 68 .28 $ 0 .38 ( $ 8 .95 ) ( $ 8 .57 ) ( $ 0 .27 ) ( $ 5 .85 ) ( $ 6 .12 ) $ 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
Class C shares
2022 42 .16 ( 0 .07 ) ( 5 .23 ) ( 5 .30 ) ( 0 .01 ) ( 5 .85 ) ( 5 .86 ) 31 .00
2021 32 .74 ( 0 .08 ) 12 .24 12 .16 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 42 .16
2020 33 .73 0 .01 2 .90 2 .91 ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 32 .74
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
Institutional shares
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
R-1 shares
2022 68 .09 0 .06 ( 8 .95 ) ( 8 .89 ) – ( 5 .85 ) ( 5 .85 ) 53 .35
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
R-3 shares
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
R-4 shares
2022 69 .31 0 .36 ( 9 .11 ) ( 8 .75 ) ( 0 .22 ) ( 5 .85 ) ( 6 .07 ) 54 .49
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
R-5 shares
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .77 ) % (b) ,(c) $ 1,037,510 0 .77% 0 .66% 49 .5%
40 .26 (b) ,(c) 1,288,915 0 .80 0 .59 29 .9
10 .04 (b) ,(c) 987,963 0 .83 0 .86 35 .4
17 .38 (c) 993,244 0 .86 1 .10 35 .4
6 .95 (c) 950,601 0 .83 1 .30 36 .3
( 14 .52 ) (c) 22,051 1 .63 ( 0 .20 ) 49 .5
39 .11 (c) 33,930 1 .64 ( 0 .22 ) 29 .9
9 .10 (c) 35,053 1 .67 0 .03 35 .4
16 .38 (c) 39,154 1 .70 0 .28 35 .4
6 .09 (c) 51,955 1 .65 0 .48 36 .3
( 13 .51 ) (b) 2,022,614 0 .46 0 .97 49 .5
40 .71 (b) 961,957 0 .49 (d) 0 .90 29 .9
10 .42 717,175 0 .47 (d) 1 .21 35 .4
17 .85 683,345 0 .47 (d) 1 .49 35 .4
7 .35 683,933 0 .47 (d) 1 .53 36 .3
( 14 .25 ) (b) 1,343 1 .32 0 .11 49 .5
39 .51 (b) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
( 13 .83 ) (b) 8,365 0 .82 0 .61 49 .5
40 .22 (b) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2022 $ 14 .05 $ 0 .34 ( $ 2 .33 ) ( $ 1 .99 ) ( $ 0 .30 ) ( $ 0 .64 ) ( $ 0 .94 ) $ 11 .12
2021 13 .36 0 .22 1 .34 1 .56 ( 0 .23 ) ( 0 .64 ) ( 0 .87 ) 14 .05
2020 13 .48 0 .26 0 .48 0 .74 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 13 .36
2019 13 .33 0 .33 0 .81 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .48
2018 14 .07 0 .33 ( 0 .45 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .33
Class J shares
2022 13 .88 0 .36 ( 2 .29 ) ( 1 .93 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .98
2021 13 .21 0 .25 1 .32 1 .57 ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 13 .88
2020 13 .34 0 .28 0 .47 0 .75 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 13 .21
2019 13 .20 0 .35 0 .81 1 .16 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 13 .34
2018 13 .95 0 .36 ( 0 .45 ) ( 0 .09 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 13 .20
Institutional shares
2022 13 .95 0 .38 ( 2 .30 ) ( 1 .92 ) ( 0 .35 ) ( 0 .64 ) ( 0 .99 ) 11 .04
2021 13 .27 0 .27 1 .33 1 .60 ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 13 .95
2020 13 .40 0 .30 0 .47 0 .77 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 13 .27
2019 13 .26 0 .38 0 .80 1 .18 ( 0 .36 ) ( 0 .68 ) ( 1 .04 ) 13 .40
2018 14 .01 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .30 ) ( 0 .68 ) 13 .26
R-1 shares
2022 13 .88 0 .27 ( 2 .30 ) ( 2 .03 ) ( 0 .23 ) ( 0 .64 ) ( 0 .87 ) 10 .98
2021 13 .21 0 .15 1 .32 1 .47 ( 0 .16 ) ( 0 .64 ) ( 0 .80 ) 13 .88
2020 13 .34 0 .19 0 .47 0 .66 ( 0 .22 ) ( 0 .57 ) ( 0 .79 ) 13 .21
2019 13 .18 0 .28 0 .79 1 .07 ( 0 .23 ) ( 0 .68 ) ( 0 .91 ) 13 .34
2018 13 .92 0 .26 ( 0 .45 ) ( 0 .19 ) ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 13 .18
R-3 shares
2022 13 .81 0 .31 ( 2 .29 ) ( 1 .98 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .93
2021 13 .15 0 .20 1 .31 1 .51 ( 0 .21 ) ( 0 .64 ) ( 0 .85 ) 13 .81
2020 13 .28 0 .23 0 .46 0 .69 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 13 .15
2019 13 .12 0 .30 0 .82 1 .12 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 13 .28
2018 13 .87 0 .32 ( 0 .47 ) ( 0 .15 ) ( 0 .30 ) ( 0 .30 ) ( 0 .60 ) 13 .12
R-4 shares
2022 13 .86 0 .35 ( 2 .31 ) ( 1 .96 ) ( 0 .29 ) ( 0 .64 ) ( 0 .93 ) 10 .97
2021 13 .19 0 .23 1 .31 1 .54 ( 0 .23 ) ( 0 .64 ) ( 0 .87 ) 13 .86
2020 13 .32 0 .26 0 .46 0 .72 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 13 .19
2019 13 .17 0 .35 0 .79 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .32
2018 13 .91 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .17
R-5 shares
2022 13 .89 0 .36 ( 2 .31 ) ( 1 .95 ) ( 0 .31 ) ( 0 .64 ) ( 0 .95 ) 10 .99
2021 13 .21 0 .24 1 .32 1 .56 ( 0 .24 ) ( 0 .64 ) ( 0 .88 ) 13 .89
2020 13 .33 0 .27 0 .47 0 .74 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 13 .21
2019 13 .19 0 .35 0 .80 1 .15 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 13 .33
2018 13 .94 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 13 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 15 .14 ) % (b) $ 22,189 0 .38% (c) – % 2 .75% 26 .7%
12 .06 (b) 28,819 0 .38 (c) – 1 .63 25 .1
5 .72 (b) 27,239 0 .38 (c) – 1 .98 31 .1
9 .43 (b) 27,312 0 .38 (c) – 2 .52 37 .4
( 0 .89 ) (b) 26,867 0 .38 (c) – 2 .40 21 .7
( 14 .94 ) (b) 162,058 0 .19 (d) 0 .21 (e) 2 .95 26 .7
12 .25 (b) 210,497 0 .19 (d) 0 .21 (e) 1 .82 25 .1
5 .91 (b) 206,711 0 .18 (d) 0 .21 (e) 2 .18 31 .1
9 .71 (b) 212,675 0 .19 (d) 0 .22 (e) 2 .72 37 .4
( 0 .72 ) (b) 215,753 0 .18 (d) 0 .21 (e) 2 .62 21 .7
( 14 .79 ) 302,641 0 .01 – 3 .14 26 .7
12 .44 426,691 0 .02 – 1 .99 25 .1
6 .06 409,464 0 .02 – 2 .33 31 .1
9 .86 414,444 0 .02 – 2 .94 37 .4
( 0 .55 ) 464,671 0 .01 – 2 .91 21 .7
( 15 .58 ) 2,703 0 .89 – 2 .25 26 .7
11 .48 3,858 0 .89 – 1 .12 25 .1
5 .14 4,183 0 .89 – 1 .43 31 .1
8 .92 3,967 0 .89 – 2 .18 37 .4
( 1 .41 ) 4,818 0 .89 – 1 .93 21 .7
( 15 .26 ) 14,052 0 .58 – 2 .57 26 .7
11 .81 20,070 0 .58 – 1 .51 25 .1
5 .48 25,428 0 .58 – 1 .79 31 .1
9 .35 26,022 0 .58 – 2 .36 37 .4
( 1 .16 ) 29,905 0 .58 – 2 .34 21 .7
( 15 .12 ) 4,538 0 .39 – 2 .85 26 .7
12 .01 7,270 0 .39 – 1 .69 25 .1
5 .65 9,381 0 .39 – 2 .04 31 .1
9 .52 11,749 0 .39 – 2 .71 37 .4
( 0 .90 ) 16,391 0 .39 – 2 .51 21 .7
( 15 .02 ) 13,563 0 .27 – 2 .94 26 .7
12 .21 20,052 0 .27 – 1 .77 25 .1
5 .82 24,198 0 .27 – 2 .12 31 .1
9 .59 27,348 0 .27 – 2 .76 37 .4
( 0 .83 ) 44,323 0 .27 – 2 .58 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2022 $ 10 .57 $ 0 .29 ( $ 1 .78 ) ( $ 1 .49 ) ( $ 0 .26 ) ( $ 0 .54 ) ( $ 0 .80 ) $ 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
R-1 shares
2022 10 .22 0 .20 ( 1 .72 ) ( 1 .52 ) ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 8 .00
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
R-3 shares
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
R-4 shares
2022 10 .37 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .11
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
R-5 shares
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 15 .15 ) % $ 223,930 0 .02% 3 .16% 29 .2%
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
( 15 .90 ) (b) 2,042 0 .89 2 .29 29 .2
14 .62 (b) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
( 15 .51 ) 7,376 0 .39 2 .82 29 .2
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2022 $ 15 .80 $ 0 .38 ( $ 2 .74 ) ( $ 2 .36 ) ( $ 0 .33 ) ( $ 0 .97 ) ( $ 1 .30 ) $ 12 .14
2021 14 .07 0 .23 2 .30 2 .53 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .80
2020 14 .43 0 .26 0 .52 0 .78 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 14 .07
2019 13 .92 0 .31 1 .07 1 .38 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 14 .43
2018 14 .81 0 .35 ( 0 .48 ) ( 0 .13 ) ( 0 .34 ) ( 0 .42 ) ( 0 .76 ) 13 .92
Class J shares
2022 15 .59 0 .41 ( 2 .72 ) ( 2 .31 ) ( 0 .35 ) ( 0 .97 ) ( 1 .32 ) 11 .96
2021 13 .89 0 .25 2 .28 2 .53 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 15 .59
2020 14 .26 0 .29 0 .50 0 .79 ( 0 .29 ) ( 0 .87 ) ( 1 .16 ) 13 .89
2019 13 .78 0 .34 1 .04 1 .38 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 14 .26
2018 14 .66 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .37 ) ( 0 .42 ) ( 0 .79 ) 13 .78
Institutional shares
2022 15 .70 0 .44 ( 2 .73 ) ( 2 .29 ) ( 0 .38 ) ( 0 .97 ) ( 1 .35 ) 12 .06
2021 13 .99 0 .28 2 .28 2 .56 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 15 .70
2020 14 .35 0 .31 0 .52 0 .83 ( 0 .32 ) ( 0 .87 ) ( 1 .19 ) 13 .99
2019 13 .86 0 .37 1 .04 1 .41 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 14 .35
2018 14 .74 0 .42 ( 0 .49 ) ( 0 .07 ) ( 0 .39 ) ( 0 .42 ) ( 0 .81 ) 13 .86
R-1 shares
2022 15 .56 0 .31 ( 2 .71 ) ( 2 .40 ) ( 0 .24 ) ( 0 .97 ) ( 1 .21 ) 11 .95
2021 13 .86 0 .15 2 .27 2 .42 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 15 .56
2020 14 .22 0 .19 0 .50 0 .69 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 13 .86
2019 13 .71 0 .27 1 .02 1 .29 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .22
2018 14 .59 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 13 .71
R-3 shares
2022 15 .49 0 .36 ( 2 .70 ) ( 2 .34 ) ( 0 .29 ) ( 0 .97 ) ( 1 .26 ) 11 .89
2021 13 .82 0 .19 2 .25 2 .44 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 15 .49
2020 14 .18 0 .23 0 .51 0 .74 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .82
2019 13 .69 0 .29 1 .03 1 .32 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .18
2018 14 .57 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .42 ) ( 0 .73 ) 13 .69
R-4 shares
2022 15 .55 0 .39 ( 2 .71 ) ( 2 .32 ) ( 0 .32 ) ( 0 .97 ) ( 1 .29 ) 11 .94
2021 13 .86 0 .23 2 .26 2 .49 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .55
2020 14 .22 0 .28 0 .49 0 .77 ( 0 .26 ) ( 0 .87 ) ( 1 .13 ) 13 .86
2019 13 .73 0 .35 1 .00 1 .35 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 14 .22
2018 14 .60 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .33 ) ( 0 .42 ) ( 0 .75 ) 13 .73
R-5 shares
2022 15 .60 0 .40 ( 2 .72 ) ( 2 .32 ) ( 0 .34 ) ( 0 .97 ) ( 1 .31 ) 11 .97
2021 13 .90 0 .24 2 .28 2 .52 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 15 .60
2020 14 .26 0 .28 0 .51 0 .79 ( 0 .28 ) ( 0 .87 ) ( 1 .15 ) 13 .90
2019 13 .77 0 .33 1 .04 1 .37 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 14 .26
2018 14 .66 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .42 ) ( 0 .77 ) 13 .77

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 16 .17 ) % (b) $ 88,607 0 .36% (c) – % 2 .84% 25 .2%
18 .52 (b) 112,642 0 .35 (c) – 1 .50 19 .6
5 .58 (b) 100,919 0 .36 (c) – 1 .89 21 .7
10 .78 (b) 102,763 0 .38 (c) – 2 .27 34 .2
( 1 .00 ) (b) 100,709 0 .38 (c) – 2 .42 20 .4
( 16 .05 ) (b) 679,727 0 .17 (d) 0 .19 (e) 3 .06 25 .2
18 .69 (b) ,(f) 910,454 0 .18 (d) 0 .20 (e) 1 .68 19 .6
5 .86 (b) ,(f) 832,258 0 .16 (d) 0 .19 (e) 2 .12 21 .7
10 .94 (b) 880,475 0 .17 (d) 0 .20 (e) 2 .47 34 .2
( 0 .72 ) (b) 878,626 0 .17 (d) 0 .20 (e) 2 .59 20 .4
( 15 .85 ) 1,640,911 0 .01 – 3 .25 25 .2
18 .87 2,424,308 0 .01 – 1 .86 19 .6
5 .99 2,298,787 0 .01 – 2 .28 21 .7
11 .15 2,553,165 0 .01 – 2 .74 34 .2
( 0 .56 ) 2,869,014 0 .01 – 2 .91 20 .4
( 16 .60 ) 11,554 0 .88 – 2 .32 25 .2
17 .81 (f) 15,645 0 .88 – 0 .98 19 .6
5 .09 (f) 17,992 0 .88 – 1 .42 21 .7
10 .22 20,527 0 .88 – 1 .97 34 .2
( 1 .50 ) 26,253 0 .88 – 1 .96 20 .4
( 16 .37 ) (f) 77,582 0 .57 – 2 .69 25 .2
18 .24 (f) 112,088 0 .57 – 1 .30 19 .6
5 .42 110,479 0 .57 – 1 .74 21 .7
10 .51 127,255 0 .57 – 2 .16 34 .2
( 1 .16 ) 151,279 0 .57 – 2 .38 20 .4
( 16 .17 ) 31,027 0 .38 – 2 .90 25 .2
18 .44 48,132 0 .38 – 1 .50 19 .6
5 .57 47,227 0 .38 – 2 .09 21 .7
10 .74 73,232 0 .38 – 2 .57 34 .2
( 0 .93 ) 113,348 0 .38 – 2 .41 20 .4
( 16 .13 ) 103,555 0 .26 – 3 .02 25 .2
18 .62 154,635 0 .26 – 1 .63 19 .6
5 .73 158,936 0 .26 – 2 .05 21 .7
10 .90 194,723 0 .26 – 2 .44 34 .2
( 0 .91 ) 237,085 0 .26 – 2 .61 20 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2022 $ 13 .55 $ 0 .37 ( $ 2 .48 ) ( $ 2 .11 ) ( $ 0 .33 ) ( $ 0 .64 ) ( $ 0 .97 ) $ 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
R-1 shares
2022 13 .16 0 .27 ( 2 .43 ) ( 2 .16 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 10 .14
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
R-3 shares
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
R-4 shares
2022 13 .37 0 .33 ( 2 .46 ) ( 2 .13 ) ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 10 .32
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
R-5 shares
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .71 ) % $ 1,283,002 0 .01% 3 .21% 22 .6%
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
( 17 .49 ) 6,575 0 .88 2 .41 22 .6
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
( 17 .07 ) 38,530 0 .38 2 .84 22 .6
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2022 $ 17 .49 $ 0 .42 ( $ 3 .42 ) ( $ 3 .00 ) ( $ 0 .35 ) ( $ 1 .02 ) ( $ 1 .37 ) $ 13 .12
2021 14 .76 0 .22 3 .45 3 .67 ( 0 .22 ) ( 0 .72 ) ( 0 .94 ) 17 .49
2020 14 .85 0 .26 0 .54 0 .80 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 14 .76
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
2018 15 .24 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 14 .31
Class J shares
2022 17 .39 0 .44 ( 3 .39 ) ( 2 .95 ) ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 13 .04
2021 14 .67 0 .26 3 .43 3 .69 ( 0 .25 ) ( 0 .72 ) ( 0 .97 ) 17 .39
2020 14 .77 0 .29 0 .53 0 .82 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .67
2019 14 .24 0 .31 1 .23 1 .54 ( 0 .30 ) ( 0 .71 ) ( 1 .01 ) 14 .77
2018 15 .18 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 14 .24
Institutional shares
2022 17 .47 0 .46 ( 3 .40 ) ( 2 .94 ) ( 0 .41 ) ( 1 .02 ) ( 1 .43 ) 13 .10
2021 14 .73 0 .28 3 .45 3 .73 ( 0 .27 ) ( 0 .72 ) ( 0 .99 ) 17 .47
2020 14 .83 0 .31 0 .53 0 .84 ( 0 .31 ) ( 0 .63 ) ( 0 .94 ) 14 .73
2019 14 .29 0 .35 1 .22 1 .57 ( 0 .32 ) ( 0 .71 ) ( 1 .03 ) 14 .83
2018 15 .23 0 .43 ( 0 .50 ) ( 0 .07 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 14 .29
R-1 shares
2022 17 .25 0 .34 ( 3 .37 ) ( 3 .03 ) ( 0 .26 ) ( 1 .02 ) ( 1 .28 ) 12 .94
2021 14 .58 0 .14 3 .40 3 .54 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 17 .25
2020 14 .68 0 .18 0 .53 0 .71 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 14 .58
2019 14 .12 0 .23 1 .22 1 .45 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .68
2018 15 .05 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 14 .12
R-3 shares
2022 17 .33 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .32 ) ( 1 .02 ) ( 1 .34 ) 12 .99
2021 14 .63 0 .19 3 .42 3 .61 ( 0 .19 ) ( 0 .72 ) ( 0 .91 ) 17 .33
2020 14 .73 0 .23 0 .52 0 .75 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 14 .63
2019 14 .19 0 .27 1 .21 1 .48 ( 0 .23 ) ( 0 .71 ) ( 0 .94 ) 14 .73
2018 15 .12 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 14 .19
R-4 shares
2022 18 .09 0 .43 ( 3 .55 ) ( 3 .12 ) ( 0 .34 ) ( 1 .02 ) ( 1 .36 ) 13 .61
2021 15 .23 0 .24 3 .55 3 .79 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 18 .09
2020 15 .28 0 .30 0 .53 0 .83 ( 0 .25 ) ( 0 .63 ) ( 0 .88 ) 15 .23
2019 14 .69 0 .34 1 .22 1 .56 ( 0 .26 ) ( 0 .71 ) ( 0 .97 ) 15 .28
2018 15 .62 0 .36 ( 0 .49 ) ( 0 .13 ) ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .69
R-5 shares
2022 17 .43 0 .43 ( 3 .40 ) ( 2 .97 ) ( 0 .37 ) ( 1 .02 ) ( 1 .39 ) 13 .07
2021 14 .70 0 .25 3 .44 3 .69 ( 0 .24 ) ( 0 .72 ) ( 0 .96 ) 17 .43
2020 14 .79 0 .28 0 .53 0 .81 ( 0 .27 ) ( 0 .63 ) ( 0 .90 ) 14 .70
2019 14 .26 0 .31 1 .22 1 .53 ( 0 .29 ) ( 0 .71 ) ( 1 .00 ) 14 .79
2018 15 .19 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 14 .26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 18 .48 ) % (b) $ 129,354 0 .37% (c) – % 2 .83% 31 .1%
25 .68 (b) 168,435 0 .36 (c) – 1 .34 24 .0
5 .48 (b) 128,178 0 .38 (c) – 1 .78 33 .4
11 .81 (b) 125,814 0 .38 (c) – 2 .04 23 .0
( 0 .94 ) (b) 115,998 0 .38 (c) – 2 .35 23 .8
( 18 .33 ) (b) 1,041,206 0 .18 (d) 0 .20 (e) 3 .02 31 .1
26 .00 (b) 1,388,404 0 .18 (d) 0 .20 (e) 1 .56 24 .0
5 .64 (b) 1,169,328 0 .17 (d) 0 .20 (e) 2 .02 33 .4
12 .06 (b) 1,197,486 0 .18 (d) 0 .21 (e) 2 .24 23 .0
( 0 .80 ) (b) 1,146,825 0 .17 (d) 0 .20 (e) 2 .48 23 .8
( 18 .22 ) 3,437,305 0 .01 – 3 .15 31 .1
26 .21 4,530,236 0 .01 – 1 .71 24 .0
5 .79 3,592,487 0 .01 – 2 .16 33 .4
12 .31 3,620,578 0 .01 – 2 .47 23 .0
( 0 .65 ) 3,625,771 0 .01 – 2 .86 23 .8
( 18 .91 ) (f) 16,009 0 .88 – 2 .32 31 .1
25 .06 (f) 21,472 0 .88 – 0 .88 24 .0
4 .92 21,726 0 .88 – 1 .27 33 .4
11 .34 22,286 0 .88 – 1 .65 23 .0
( 1 .49 ) 24,982 0 .88 – 1 .90 23 .8
( 18 .66 ) 125,371 0 .57 – 2 .65 31 .1
25 .46 176,532 0 .57 – 1 .14 24 .0
5 .22 141,979 0 .57 – 1 .60 33 .4
11 .62 153,293 0 .57 – 1 .92 23 .0
( 1 .17 ) 163,571 0 .57 – 2 .27 23 .8
( 18 .53 ) 52,612 0 .38 – 2 .82 31 .1
25 .68 73,168 0 .38 – 1 .38 24 .0
5 .50 65,940 0 .38 – 2 .01 33 .4
11 .78 89,004 0 .38 – 2 .37 23 .0
( 0 .97 ) 129,933 0 .38 – 2 .34 23 .8
( 18 .42 ) 184,436 0 .26 – 2 .94 31 .1
25 .88 242,659 0 .26 – 1 .49 24 .0
5 .60 212,626 0 .26 – 1 .96 33 .4
11 .94 245,044 0 .26 – 2 .21 23 .0
( 0 .85 ) 268,734 0 .26 – 2 .49 23 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2022 $ 15 .10 $ 0 .41 ( $ 3 .07 ) ( $ 2 .66 ) ( $ 0 .40 ) ( $ 0 .61 ) ( $ 1 .01 ) $ 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
R-1 shares
2022 14 .71 0 .30 ( 3 .02 ) ( 2 .72 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 11 .11
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
R-3 shares
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
R-4 shares
2022 14 .93 0 .37 ( 3 .05 ) ( 2 .68 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 11 .30
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
R-5 shares
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .85 ) % $ 1,301,768 0 .01% 3 .19% 19 .6%
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
12 .43 955,390 0 .01 2 .35 25 .9
0 .04 942,246 0 .01 2 .44 20 .2
( 19 .58 ) 6,498 0 .88 2 .43 19 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
( 19 .11 ) 34,077 0 .38 2 .93 19 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2022 $ 18 .81 $ 0 .46 ( $ 3 .88 ) ( $ 3 .42 ) ( $ 0 .46 ) ( $ 1 .07 ) ( $ 1 .53 ) $ 13 .86
2021 15 .20 0 .22 4 .35 4 .57 ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 18 .81
2020 15 .43 0 .24 0 .60 0 .84 ( 0 .26 ) ( 0 .81 ) ( 1 .07 ) 15 .20
2019 14 .99 0 .27 1 .34 1 .61 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .43
2018 15 .89 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .30 ) ( 0 .59 ) ( 0 .89 ) 14 .99
Class J shares
2022 19 .07 0 .50 ( 3 .94 ) ( 3 .44 ) ( 0 .49 ) ( 1 .07 ) ( 1 .56 ) 14 .07
2021 15 .39 0 .26 4 .41 4 .67 ( 0 .26 ) ( 0 .73 ) ( 0 .99 ) 19 .07
2020 15 .61 0 .28 0 .59 0 .87 ( 0 .28 ) ( 0 .81 ) ( 1 .09 ) 15 .39
2019 15 .15 0 .30 1 .36 1 .66 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 15 .61
2018 16 .06 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .59 ) ( 0 .92 ) 15 .15
Institutional shares
2022 19 .29 0 .53 ( 3 .99 ) ( 3 .46 ) ( 0 .52 ) ( 1 .07 ) ( 1 .59 ) 14 .24
2021 15 .55 0 .29 4 .46 4 .75 ( 0 .28 ) ( 0 .73 ) ( 1 .01 ) 19 .29
2020 15 .77 0 .30 0 .60 0 .90 ( 0 .31 ) ( 0 .81 ) ( 1 .12 ) 15 .55
2019 15 .29 0 .34 1 .37 1 .71 ( 0 .32 ) ( 0 .91 ) ( 1 .23 ) 15 .77
2018 16 .20 0 .41 ( 0 .37 ) 0 .04 ( 0 .36 ) ( 0 .59 ) ( 0 .95 ) 15 .29
R-1 shares
2022 18 .99 0 .38 ( 3 .94 ) ( 3 .56 ) ( 0 .34 ) ( 1 .07 ) ( 1 .41 ) 14 .02
2021 15 .34 0 .14 4 .39 4 .53 ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 18 .99
2020 15 .55 0 .17 0 .59 0 .76 ( 0 .16 ) ( 0 .81 ) ( 0 .97 ) 15 .34
2019 15 .08 0 .21 1 .35 1 .56 ( 0 .18 ) ( 0 .91 ) ( 1 .09 ) 15 .55
2018 15 .98 0 .24 ( 0 .33 ) ( 0 .09 ) ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 15 .08
R-3 shares
2022 18 .93 0 .44 ( 3 .93 ) ( 3 .49 ) ( 0 .42 ) ( 1 .07 ) ( 1 .49 ) 13 .95
2021 15 .29 0 .18 4 .39 4 .57 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 18 .93
2020 15 .52 0 .22 0 .58 0 .80 ( 0 .22 ) ( 0 .81 ) ( 1 .03 ) 15 .29
2019 15 .06 0 .25 1 .35 1 .60 ( 0 .23 ) ( 0 .91 ) ( 1 .14 ) 15 .52
2018 15 .96 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 15 .06
R-4 shares
2022 19 .00 0 .47 ( 3 .93 ) ( 3 .46 ) ( 0 .45 ) ( 1 .07 ) ( 1 .52 ) 14 .02
2021 15 .34 0 .23 4 .38 4 .61 ( 0 .22 ) ( 0 .73 ) ( 0 .95 ) 19 .00
2020 15 .56 0 .29 0 .55 0 .84 ( 0 .25 ) ( 0 .81 ) ( 1 .06 ) 15 .34
2019 15 .10 0 .31 1 .32 1 .63 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .56
2018 15 .99 0 .32 ( 0 .33 ) ( 0 .01 ) ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 15 .10
R-5 shares
2022 19 .15 0 .49 ( 3 .97 ) ( 3 .48 ) ( 0 .47 ) ( 1 .07 ) ( 1 .54 ) 14 .13
2021 15 .45 0 .25 4 .42 4 .67 ( 0 .24 ) ( 0 .73 ) ( 0 .97 ) 19 .15
2020 15 .67 0 .27 0 .59 0 .86 ( 0 .27 ) ( 0 .81 ) ( 1 .08 ) 15 .45
2019 15 .20 0 .29 1 .37 1 .66 ( 0 .28 ) ( 0 .91 ) ( 1 .19 ) 15 .67
2018 16 .10 0 .34 ( 0 .33 ) 0 .01 ( 0 .32 ) ( 0 .59 ) ( 0 .91 ) 15 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 19 .68 ) % (b) $ 101,428 0 .38% (c) – % 2 .94% 23 .8%
31 .00 (b) 126,454 0 .38 (c) – 1 .24 20 .0
5 .49 (b) 97,825 0 .38 (c) – 1 .65 32 .8
12 .24 (b) 94,659 0 .38 (c) – 1 .84 14 .6
( 0 .16 ) (b) 87,497 0 .38 (c) – 1 .96 16 .0
( 19 .53 ) (b) 724,982 0 .18 (d) 0 .20 (e) 3 .17 23 .8
31 .30 (b) 948,713 0 .18 (d) 0 .21 (e) 1 .44 20 .0
5 .67 (b) 753,868 0 .18 (d) 0 .21 (e) 1 .86 32 .8
12 .47 (b) 752,041 0 .20 (d) 0 .23 (e) 2 .01 14 .6
( 0 .03 ) (b) 700,995 0 .19 (d) 0 .22 (e) 2 .14 16 .0
( 19 .43 ) 2,684,679 0 .01 – 3 .30 23 .8
31 .56 3,429,237 0 .01 – 1 .61 20 .0
5 .79 2,615,276 0 .01 – 2 .02 32 .8
12 .72 2,569,620 0 .01 – 2 .25 14 .6
0 .13 2,529,716 0 .01 – 2 .53 16 .0
( 20 .10 ) 12,069 0 .88 – 2 .41 23 .8
30 .38 16,062 0 .88 – 0 .81 20 .0
4 .90 15,714 0 .88 – 1 .11 32 .8
11 .68 17,042 0 .88 – 1 .45 14 .6
( 0 .71 ) 19,314 0 .88 – 1 .50 16 .0
( 19 .88 ) 96,348 0 .57 – 2 .81 23 .8
30 .81 129,032 0 .57 – 1 .02 20 .0
5 .22 97,748 0 .57 – 1 .46 32 .8
12 .01 99,952 0 .57 – 1 .72 14 .6
( 0 .37 ) 106,971 0 .57 – 1 .95 16 .0
( 19 .68 ) 40,589 0 .38 – 2 .96 23 .8
31 .00 53,623 0 .38 – 1 .31 20 .0
5 .45 48,722 0 .38 – 1 .94 32 .8
12 .24 68,656 0 .38 – 2 .13 14 .6
( 0 .15 ) 90,529 0 .38 – 2 .01 16 .0
( 19 .62 ) 147,107 0 .26 – 3 .08 23 .8
31 .19 187,926 0 .26 – 1 .39 20 .0
5 .56 159,934 0 .26 – 1 .80 32 .8
12 .40 173,689 0 .26 – 1 .98 14 .6
( 0 .07 ) 183,317 0 .26 – 2 .16 16 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2022 $ 16 .56 $ 0 .44 ( $ 3 .51 ) ( $ 3 .07 ) ( $ 0 .47 ) ( $ 0 .59 ) ( $ 1 .06 ) $ 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
R-1 shares
2022 15 .93 0 .34 ( 3 .41 ) ( 3 .07 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 11 .93
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
R-3 shares
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
R-4 shares
2022 16 .23 0 .40 ( 3 .47 ) ( 3 .07 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 12 .17
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
R-5 shares
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 19 .76 ) % $ 1,010,879 0 .01% 3 .21% 23 .8%
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
( 20 .41 ) 3,916 0 .88 2 .54 23 .8
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
( 20 .06 ) 22,059 0 .38 2 .95 23 .8
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2022 $ 20 .06 $ 0 .49 ( $ 4 .30 ) ( $ 3 .81 ) ( $ 0 .49 ) ( $ 0 .94 ) ( $ 1 .43 ) $ 14 .82
2021 15 .63 0 .21 5 .06 5 .27 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 20 .06
2020 15 .89 0 .24 0 .56 0 .80 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .63
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
2018 16 .03 0 .31 ( 0 .31 ) – ( 0 .29 ) ( 0 .46 ) ( 0 .75 ) 15 .28
Class J shares
2022 19 .30 0 .51 ( 4 .13 ) ( 3 .62 ) ( 0 .52 ) ( 0 .94 ) ( 1 .46 ) 14 .22
2021 15 .06 0 .23 4 .88 5 .11 ( 0 .25 ) ( 0 .62 ) ( 0 .87 ) 19 .30
2020 15 .35 0 .25 0 .54 0 .79 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 15 .06
2019 14 .81 0 .27 1 .38 1 .65 ( 0 .27 ) ( 0 .84 ) ( 1 .11 ) 15 .35
2018 15 .56 0 .31 ( 0 .28 ) 0 .03 ( 0 .32 ) ( 0 .46 ) ( 0 .78 ) 14 .81
Institutional shares
2022 19 .99 0 .55 ( 4 .26 ) ( 3 .71 ) ( 0 .56 ) ( 0 .94 ) ( 1 .50 ) 14 .78
2021 15 .57 0 .28 5 .04 5 .32 ( 0 .28 ) ( 0 .62 ) ( 0 .90 ) 19 .99
2020 15 .84 0 .29 0 .55 0 .84 ( 0 .29 ) ( 0 .82 ) ( 1 .11 ) 15 .57
2019 15 .24 0 .31 1 .43 1 .74 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 15 .84
2018 15 .99 0 .39 ( 0 .33 ) 0 .06 ( 0 .35 ) ( 0 .46 ) ( 0 .81 ) 15 .24
R-1 shares
2022 19 .67 0 .39 ( 4 .20 ) ( 3 .81 ) ( 0 .39 ) ( 0 .94 ) ( 1 .33 ) 14 .53
2021 15 .35 0 .12 4 .97 5 .09 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 19 .67
2020 15 .61 0 .15 0 .54 0 .69 ( 0 .13 ) ( 0 .82 ) ( 0 .95 ) 15 .35
2019 15 .01 0 .22 1 .38 1 .60 ( 0 .16 ) ( 0 .84 ) ( 1 .00 ) 15 .61
2018 15 .75 0 .22 ( 0 .30 ) ( 0 .08 ) ( 0 .20 ) ( 0 .46 ) ( 0 .66 ) 15 .01
R-3 shares
2022 19 .64 0 .46 ( 4 .20 ) ( 3 .74 ) ( 0 .46 ) ( 0 .94 ) ( 1 .40 ) 14 .50
2021 15 .33 0 .16 4 .97 5 .13 ( 0 .20 ) ( 0 .62 ) ( 0 .82 ) 19 .64
2020 15 .60 0 .20 0 .56 0 .76 ( 0 .21 ) ( 0 .82 ) ( 1 .03 ) 15 .33
2019 15 .02 0 .23 1 .41 1 .64 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 15 .60
2018 15 .77 0 .29 ( 0 .32 ) ( 0 .03 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 15 .02
R-4 shares
2022 19 .81 0 .50 ( 4 .26 ) ( 3 .76 ) ( 0 .48 ) ( 0 .94 ) ( 1 .42 ) 14 .63
2021 15 .44 0 .21 5 .00 5 .21 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 19 .81
2020 15 .71 0 .27 0 .52 0 .79 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .44
2019 15 .12 0 .27 1 .40 1 .67 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .71
2018 15 .86 0 .30 ( 0 .30 ) – ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 15 .12
R-5 shares
2022 19 .88 0 .51 ( 4 .25 ) ( 3 .74 ) ( 0 .51 ) ( 0 .94 ) ( 1 .45 ) 14 .69
2021 15 .49 0 .23 5 .02 5 .25 ( 0 .24 ) ( 0 .62 ) ( 0 .86 ) 19 .88
2020 15 .76 0 .25 0 .55 0 .80 ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .49
2019 15 .17 0 .28 1 .41 1 .69 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 15 .76
2018 15 .92 0 .31 ( 0 .29 ) 0 .02 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 15 .17

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 20 .32 ) % (b) $ 87,266 0 .38% (c) – % 2 .93% 26 .9%
34 .64 (b) 105,294 0 .38 (c) – 1 .11 21 .0
5 .06 (b) 77,925 0 .38 (c) – 1 .56 26 .9
12 .47 (b) 76,784 0 .38 (c) – 1 .77 17 .3
( 0 .15 ) (b) 73,509 0 .38 (c) – 1 .91 16 .9
( 20 .17 ) (b) 235,469 0 .22 (d) 0 .24 (e) 3 .17 26 .9
34 .90 (b) 312,540 0 .21 (d) 0 .24 (e) 1 .29 21 .0
5 .18 (b) 237,515 0 .22 (d) 0 .25 (e) 1 .74 26 .9
12 .60 (b) 238,083 0 .24 (d) 0 .27 (e) 1 .84 17 .3
0 .01 (b) 220,530 0 .23 (d) 0 .26 (e) 2 .00 16 .9
( 19 .96 ) 1,951,777 0 .01 – 3 .29 26 .9
35 .15 2,422,742 0 .01 – 1 .49 21 .0
5 .37 1,754,692 0 .01 – 1 .91 26 .9
12 .92 1,693,422 0 .01 – 2 .10 17 .3
0 .20 1,623,713 0 .01 – 2 .42 16 .9
( 20 .65 ) 10,416 0 .88 – 2 .41 26 .9
33 .91 (f) 13,259 0 .88 – 0 .64 21 .0
4 .50 (f) 10,957 0 .88 – 1 .01 26 .9
11 .93 12,804 0 .88 – 1 .52 17 .3
( 0 .65 ) 13,369 0 .88 – 1 .41 16 .9
( 20 .41 ) 71,732 0 .57 – 2 .80 26 .9
34 .33 94,767 0 .57 – 0 .87 21 .0
4 .87 68,182 0 .57 – 1 .35 26 .9
12 .24 67,825 0 .57 – 1 .57 17 .3
( 0 .33 ) 69,167 0 .57 – 1 .83 16 .9
( 20 .32 ) 33,403 0 .38 – 3 .01 26 .9
34 .66 44,900 0 .38 – 1 .15 21 .0
5 .03 36,458 0 .38 – 1 .78 26 .9
12 .44 45,136 0 .38 – 1 .84 17 .3
( 0 .12 ) 48,573 0 .38 – 1 .88 16 .9
( 20 .18 ) 99,622 0 .26 – 3 .12 26 .9
34 .84 128,805 0 .26 – 1 .27 21 .0
5 .12 104,577 0 .26 – 1 .66 26 .9
12 .60 103,868 0 .26 – 1 .88 17 .3
( 0 .04 ) 114,158 0 .26 – 1 .91 16 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2022 $ 18 .20 $ 0 .48 ( $ 3 .92 ) ( $ 3 .44 ) ( $ 0 .51 ) ( $ 0 .50 ) ( $ 1 .01 ) $ 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
R-1 shares
2022 17 .43 0 .36 ( 3 .79 ) ( 3 .43 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 13 .12
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
R-3 shares
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
R-4 shares
2022 17 .83 0 .43 ( 3 .86 ) ( 3 .43 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 13 .46
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
R-5 shares
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 19 .95 ) % $ 613,004 0 .01% 3 .12% 22 .6%
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
( 20 .65 ) 2,912 0 .89 2 .47 22 .6
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
( 20 .23 ) 13,440 0 .39 2 .83 22 .6
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2022 $ 19 .13 $ 0 .48 ( $ 4 .18 ) ( $ 3 .70 ) ( $ 0 .47 ) ( $ 0 .44 ) ( $ 0 .91 ) $ 14 .52
2021 14 .47 0 .17 5 .04 5 .21 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .13
2020 14 .61 0 .21 0 .47 0 .68 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 14 .47
2019 13 .68 0 .22 1 .36 1 .58 ( 0 .22 ) ( 0 .43 ) ( 0 .65 ) 14 .61
2018 14 .05 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 13 .68
Institutional shares
2022 19 .32 0 .51 ( 4 .17 ) ( 3 .66 ) ( 0 .54 ) ( 0 .44 ) ( 0 .98 ) 14 .68
2021 14 .60 0 .24 5 .08 5 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 19 .32
2020 14 .72 0 .25 0 .49 0 .74 ( 0 .26 ) ( 0 .60 ) ( 0 .86 ) 14 .60
2019 13 .79 0 .26 1 .37 1 .63 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 14 .72
2018 14 .14 0 .31 ( 0 .27 ) 0 .04 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 13 .79
R-1 shares
2022 18 .72 0 .35 ( 4 .05 ) ( 3 .70 ) ( 0 .38 ) ( 0 .44 ) ( 0 .82 ) 14 .20
2021 14 .19 0 .11 4 .91 5 .02 ( 0 .15 ) ( 0 .34 ) ( 0 .49 ) 18 .72
2020 14 .32 0 .14 0 .45 0 .59 ( 0 .12 ) ( 0 .60 ) ( 0 .72 ) 14 .19
2019 13 .43 0 .15 1 .33 1 .48 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 14 .32
2018 13 .79 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 13 .43
R-3 shares
2022 19 .00 0 .43 ( 4 .14 ) ( 3 .71 ) ( 0 .44 ) ( 0 .44 ) ( 0 .88 ) 14 .41
2021 14 .38 0 .13 5 .01 5 .14 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 19 .00
2020 14 .52 0 .17 0 .48 0 .65 ( 0 .19 ) ( 0 .60 ) ( 0 .79 ) 14 .38
2019 13 .61 0 .19 1 .35 1 .54 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 14 .52
2018 13 .98 0 .24 ( 0 .28 ) ( 0 .04 ) ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 13 .61
R-4 shares
2022 19 .08 0 .48 ( 4 .16 ) ( 3 .68 ) ( 0 .46 ) ( 0 .44 ) ( 0 .90 ) 14 .50
2021 14 .44 0 .18 5 .01 5 .19 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .08
2020 14 .57 0 .24 0 .44 0 .68 ( 0 .21 ) ( 0 .60 ) ( 0 .81 ) 14 .44
2019 13 .64 0 .24 1 .34 1 .58 ( 0 .22 ) ( 0 .43 ) ( 0 .65 ) 14 .57
2018 14 .01 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 13 .64
R-5 shares
2022 19 .14 0 .48 ( 4 .15 ) ( 3 .67 ) ( 0 .49 ) ( 0 .44 ) ( 0 .93 ) 14 .54
2021 14 .48 0 .20 5 .02 5 .22 ( 0 .22 ) ( 0 .34 ) ( 0 .56 ) 19 .14
2020 14 .61 0 .20 0 .50 0 .70 ( 0 .23 ) ( 0 .60 ) ( 0 .83 ) 14 .48
2019 13 .69 0 .24 1 .35 1 .59 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 14 .61
2018 14 .05 0 .24 ( 0 .24 ) – ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 13 .69

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 20 .23 ) % (b) $ 14,614 0 .38% (c) 0 .43% (d) 2 .94% 21 .7%
36 .62 (b) 18,803 0 .38 (c) 0 .43 (d) 0 .94 18 .3
4 .61 (b) 11,740 0 .38 (c) 0 .58 (d) 1 .49 22 .9
12 .54 (b) 10,924 0 .38 (c) 0 .64 (d) 1 .58 12 .6
( 0 .24 ) (b) 8,891 0 .38 (c) 0 .57 (d) 1 .76 24 .0
( 19 .92 ) 594,766 0 .01 – 3 .13 21 .7
37 .12 629,044 0 .02 – 1 .32 18 .3
5 .02 385,276 0 .02 – 1 .75 22 .9
12 .88 319,472 0 .03 (e) – 1 .87 12 .6
0 .19 244,280 0 .03 (e) – 2 .16 24 .0
( 20 .60 ) 2,442 0 .89 – 2 .22 21 .7
35 .95 2,430 0 .89 – 0 .65 18 .3
4 .08 1,935 0 .89 – 1 .02 22 .9
11 .91 2,165 0 .89 – 1 .13 12 .6
( 0 .67 ) 1,651 0 .89 (e) – 1 .27 24 .0
( 20 .41 ) 19,914 0 .58 – 2 .67 21 .7
36 .38 22,111 0 .58 – 0 .75 18 .3
4 .45 14,091 0 .58 – 1 .23 22 .9
12 .27 12,016 0 .58 – 1 .40 12 .6
( 0 .38 ) 10,034 0 .58 (e) – 1 .65 24 .0
( 20 .21 ) 5,694 0 .39 – 2 .95 21 .7
36 .55 7,736 0 .39 – 1 .05 18 .3
4 .67 5,851 0 .39 – 1 .72 22 .9
12 .53 6,603 0 .39 – 1 .72 12 .6
( 0 .25 ) 6,285 0 .39 (e) – 1 .77 24 .0
( 20 .10 ) 28,139 0 .27 – 2 .94 21 .7
36 .74 30,796 0 .27 – 1 .13 18 .3
4 .76 20,854 0 .27 – 1 .46 22 .9
12 .62 16,867 0 .27 – 1 .73 12 .6
( 0 .07 ) 14,963 0 .27 (e) – 1 .66 24 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2022 $ 15 .19 $ 0 .38 ( $ 3 .30 ) ( $ 2 .92 ) ( $ 0 .42 ) ( $ 0 .14 ) ( $ 0 .56 ) $ 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
R-1 shares
2022 14 .92 0 .30 ( 3 .28 ) ( 2 .98 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 11 .46
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
R-3 shares
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
R-4 shares
2022 15 .06 0 .37 ( 3 .31 ) ( 2 .94 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 11 .60
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
R-5 shares
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 19 .92 ) % $ 83,762 0 .05% (b) 2 .96% 28 .4%
37 .37 73,568 0 .08 (b) 1 .04 22 .5
5 .15 26,561 0 .08 (b) 1 .28 55 .1
12 .82 11,938 0 .10 (b) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (b) 0 .23 195 .7
( 20 .61 ) 268 0 .90 (b) 2 .40 28 .4
36 .21 176 0 .91 (b) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (b) 2 .64 55 .1
11 .93 136 0 .93 (b) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (b) ( 0 .36 ) 195 .7
( 20 .37 ) 4,642 0 .59 (b) 2 .34 28 .4
36 .70 4,115 0 .60 (b) 0 .49 22 .5
4 .55 1,590 0 .62 (b) 1 .00 55 .1
12 .19 2,256 0 .62 (b) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (b) ( 0 .23 ) 195 .7
( 20 .19 ) 1,102 0 .40 (b) 2 .86 28 .4
36 .90 1,234 0 .41 (b) 0 .91 22 .5
4 .73 505 0 .43 (b) 1 .55 55 .1
12 .48 427 0 .43 (b) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (b) 0 .14 195 .7
( 20 .11 ) 5,055 0 .28 (b) 2 .57 28 .4
37 .09 3,917 0 .29 (b) 0 .98 22 .5
4 .81 1,898 0 .31 (b) 0 .52 55 .1
12 .60 711 0 .31 (b) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (b) 0 .07 195 .7
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2022 $ 12.91 $ 0.23 ( $ 2.00) ( $ 1.77) ( $ 0.28) ( $ 0.42) ( $ 0.70) $ 10.44
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) (0.33) 11.75
2019 10.63 0.18 0.80 0.98 ( 0 .14) (0.08) (0.22) 11.39
2018(e) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) ( 0 .23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
R-6 shares
2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(14.50) % (b) $ 96,345 0.23% (c) 0.25% (d) 2.07% 18.1%
15.07 (b) 55,458 0.23 (c) 0.25 (d) 3.10 20.6
6.21 (b) 29,710 0.28 (c) 0.31 (d) 1.84 32.4
9.44 (b) 19,129 0.30 (c) 0.44 (d) 1.67 31.5
(1.48) (b),(f) 7,117 0.30 (c),(g) 1.32 (d),(g) 0.42 (g) 40.9
(14.35) 18,704 0.05 (h) – 2.72 18.1
15 .21 22,888 0.05 (h) – 3.85 20.6
6.54 19,501 0.05 (h) – 2.46 32.4
9.63 22,269 0.05 (h) – 2.41 31.5
(0.56) 29,429 0.05 (h) – 2.34 40.9
(14.30) 46,216 0.02 (h) – 2.78 18.1
15.21 58,859 0.02 (h) – 3.98 20.6
6.55 56,576 0.02 (h) – 2.34 32.4
9.73 61,079 0.02 (h) – 1.32 31.5
(0.65) 14,245 0.02 (h) – 1.04 40.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2022 $ 13.47 $ 0.28 ( $ 2.19) ( $ 1.91) ( $ 0.30) ( $ 0.46) ( $ 0.76) $ 10.80
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
2019 10.85 0.16 0.87 1.03 ( 0 .18) (0.16) (0.34) 11.54
2018(e) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) ( 0 .34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
R-6 shares
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 (0.15) (0.05) (0.24) (0.05) (0.29) 10.88

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.02) % (b) $ 205,008 0.18% (c) 0.20% (d) 2.38% 20.4%
18.31 (b) 184,994 0.19 (c) 0.21 (d) 2.87 16.2
6.38 (b) 87,239 0.20 (c) 0.23 (d) 1.71 26.7
9.89 (b) 44,553 0.28 (c) 0.31 (d) 1.42 21.4
(1.72) (b),(f) 12,536 0.30 (c),(g) 1.07 (d),(g) 0.27 (g) 33.7
(14.95) 42,581 0.05 (h) – 2.78 20.4
18 .50 58,554 0.05 (h) – 3.44 16.2
6.50 49,188 0.05 (h) – 2.83 26.7
10.11 81,108 0.05 (h) – 2.34 21.4
(0.50) 94,427 0.05 (h) – 2.45 33.7
(14.91) 187,400 0.02 (h) – 2.77 20.4
18.54 233,947 0.02 (h) – 3.78 16.2
6.53 212,655 0.02 (h) – 2.28 26.7
10.16 205,364 0.02 (h) – 1.04 21.4
(0.57) 35,759 0.02 (h) – 0.94 33.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2022 $ 14.27 $ 0.29 ( $ 2.42) ( $ 2.13) ( $ 0.32) ( $ 0.39) ( $ 0.71) $ 11.43
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
2019 11.10 0.16 0.92 1.08 ( 0 .19) (0.15) (0.34) 11.84
2018(e) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) ( 0 .35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
R-6 shares
2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49
2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.71) % (b) $ 272,529 0.18% (c) 0.20% (d) 2.30% 13.6%
21.94 (b) 207,361 0.19 (c) 0.21 (d) 2.69 14.2
6.36 (b) 95,483 0.20 (c) 0.23 (d) 1.70 18.6
10.24 (b) 48,991 0.28 (c) 0.31 (d) 1.42 22.5
(2.03) (b),(f) 13,840 0.30 (c),(g) 0.84 (d),(g) 0.09 (g) 23.3
(15.63) 64,787 0.05 (h) – 2.70 13.6
22 .14 75,042 0.05 (h) – 3.27 14.2
6.46 58,524 0.05 (h) – 2.38 18.6
10.48 63,839 0.05 (h) – 2.17 22.5
(0.53) 75,318 0.05 (h) – 2.25 23.3
(15.60) 178,008 0.02 (h) – 2.73 13.6
22.16 206,615 0.02 (h) – 3.42 14.2
6.49 161,907 0.02 (h) – 2.11 18.6
10.52 129,870 0.02 (h) – 1.13 22.5
(0.53) 35,044 0.02 (h) – 1.13 23.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2022 $ 14.78 $ 0.28 ( $ 2.67) ( $ 2.39) ( $ 0.32) ( $ 0.44) ( $ 0.76) $ 11.63
2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) (0.43) 12.32
2019 11.25 0.14 0.99 1.13 ( 0 .21) (0.18) (0.39) 11.99
2018(e) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) ( 0 .39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
R-6 shares
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.37 0.45 2.63 3.08 (0.46) (0.13) (0.59) 14.86
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) (0.29) 11.27

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(17.04) % (b) $ 203,444 0.19% (c) 0.21% (d) 2.17% 16.7%
25.23 (b) 177,896 0.20 (c) 0.22 (d) 2.61 14.9
6.42 (b) 78,987 0.22 (c) 0.25 (d) 1.60 26.7
10.56 (b) 40,498 0.30 (c) 0.37 (d) 1.25 16.3
(2.43) (b),(f) 11,583 0.30 (c),(g) 1.09 (d),(g) (0.04) (g) 25.9
(16.87) 77,067 0.05 (h) – 2.56 16.7
25 .38 92,984 0.05 (h) – 2.93 14.9
6.64 60,462 0.05 (h) – 2.92 26.7
10.88 93,111 0.05 (h) – 2.14 16.3
(0.56) 93,545 0.05 (h) – 2.31 25.9
(16.84) 237,340 0.02 (h) – 2.54 16.7
25.52 261,855 0.02 (h) – 3.23 14.9
6.67 194,059 0.02 (h) – 2.15 26.7
10.83 161,196 0.02 (h) – 1.15 16.3
(0.55) 53,746 0.02 (h) – 0.79 25.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2022 $ 15.50 $ 0.31 ( $ 2.88) ( $ 2.57) ( $ 0.34) ( $ 0.39) ( $ 0.73) $ 12.20
2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) (0.45) 12.56
2019 11.49 0.14 1.07 1.21 ( 0 .21) (0.21) (0.42) 12.28
2018(e) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2022 15.59 0.34 (2.90) (2.56) (0.36) (0.39) (0.75) 12.28
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) ( 0 .42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
R-6 shares
2022 15.61 0.35 (2.91) (2.56) (0.36) (0.39) (0.75) 12.30
2021 12.64 0.42 3.10 3.52 (0.44) (0.11) (0.55) 15.61
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 (0.18) (0.04) (0.23) (0.04) (0.27) 11.53

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(17.38) % (b) $ 158,186 0.20% (c) 0.22% (d) 2.27% 12.6%
28.22 (b) 143,236 0.21 (c) 0.24 (d) 2.22 10.6
5.94 (b) 60,829 0.24 (c) 0.27 (d) 1.51 14.3
11.12 (b) 29,770 0.30 (c) 0.40 (d) 1.16 17.4
(2.46) (b),(f) 8,266 0.30 (c),(g) 1.65 (d),(g) 0.00 (g) 13.7
(17.25) 71,210 0.05 (h) – 2.50 12.6
28 .46 79,002 0.05 (h) – 2.75 10.6
6.15 54,018 0.05 (h) – 2.31 14.3
11.42 54,756 0.05 (h) – 1.90 17.4
(0.45) 54,606 0.05 (h) – 2.22 13.7
(17.21) 167,461 0.02 (h) – 2.55 12.6
28.45 180,539 0.02 (h) – 2.84 10.6
6.17 124,836 0.02 (h) – 2.05 14.3
11.45 94,420 0.02 (h) – 1.17 17.4
(0.36) 33,325 0.02 (h) – 1.12 13.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2022 $ 15.84 $ 0.30 ( $ 2.98) ( $ 2.68) ( $ 0.35) ( $ 0.40) ( $ 0.75) $ 12.41
2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) (0.46) 12.58
2019 11.59 0.11 1.10 1.21 ( 0 .21) (0.25) (0.46) 12.34
2018(e) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2022 15.93 0.36 (3.02) (2.66) (0.37) (0.40) (0.77) 12.50
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) ( 0 .47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
R-6 shares
2022 15.96 0.35 (3.02) (2.67) (0.37) (0.40) (0.77) 12.52
2021 12.66 0.38 3.46 3.84 (0.40) (0.14) (0.54) 15.96
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) (0.28) 11.63

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(17.72) % (b) $ 138,511 0.21% (c) 0.23% (d) 2.18% 13.5%
30.64 (b) 115,496 0.22 (c) 0.24 (d) 1.98 12.9
5.74 (b) 49,746 0.26 (c) 0.29 (d) 1.60 22.5
11.18 (b) 26,552 0.30 (c) 0.42 (d) 0.94 14.9
(2.69) (b),(f) 6,882 0.30 (c),(g) 1.71 (d),(g) (0.03) (g) 15.1
(17.53) 58,528 0.05 (h) – 2.58 13.5
30 .90 68,006 0.05 (h) – 2.42 12.9
5.86 44,657 0.05 (h) – 2.75 22.5
11.49 65,024 0.05 (h) – 1.96 14.9
(0.38) 65,042 0.05 (h) – 2.18 15.1
(17.54) 187,431 0.02 (h) – 2.50 13.5
30.97 194,948 0.02 (h) – 2.56 12.9
5.97 137,469 0.02 (h) – 2.08 22.5
11.52 112,973 0.02 (h) – 1.04 14.9
(0.46) 36,294 0.02 (h) – 1.19 15.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2022 $ 16.35 $ 0.30 ( $ 3.09) ( $ 2.79) ( $ 0.37) ( $ 0.37) ( $ 0.74) $ 12.82
2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35
2020 12.46 0.18 0.52 0.70 (0.25) (0.20) (0.45) 12.71
2019 11.72 0.10 1.12 1.22 ( 0 .21) (0.27) (0.48) 12.46
2018(e) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2022 16.44 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.90
2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
R-6 shares
2022 16.46 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.92
2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46
2020 12.53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(17.90) % (b) $ 86,099 0.24% (c) 0.26% (d) 2.10% 15.9%
32.92 (b) 70,004 0.26 (c) 0.28 (d) 1.81 13.5
5.58 (b) 30,151 0.30 (c) 0.35 (d) 1.46 14.5
11.20 (b) 14,776 0.30 (c) 0.60 (d) 0.84 17.7
(2.74) (b),(f) 3,288 0.30 (c),(g) 3.08 (d),(g) (0.10) (g) 12.0
(17.75) 49,445 0.05 (h) – 2.52 15.9
33.20 55,809 0.05 (h) – 2.22 13.5
5.80 36,546 0.05 (h) – 2.30 14.5
11.53 38,651 0.05 (h) – 1.80 17.7
(0.39) 37,700 0.05 (h) – 2.07 12.0
(17.71) 119,980 0.02 (h) – 2.49 15.9
33.18 122,476 0.02 (h) – 2.30 13.5
5.81 82,272 0.02 (h) – 1.95 14.5
11.62 59,532 0.02 (h) – 0.94 17.7
(0.39) 17,071 0.02 (h) – 0.99 12.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2022 $ 16.55 $ 0.29 ( $ 3.14) ( $ 2.85) ( $ 0.36) ( $ 0.36) ( $ 0.72) $ 12.98
2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55
2020 12.56 0.17 0.51 0.68 (0.25) (0.26) (0.51) 12.73
2019 11.79 0.11 1.12 1.23 ( 0 .22) (0.24) (0.46) 12.56
2018(e) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2022 16.63 0.36 (3.19) (2.83) (0.39) (0.36) (0.75) 13.05
2021 12.77 0.32 4.02 4.34 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
R-6 shares
2022 16.63 0.35 (3.17) (2.82) (0.40) (0.36) (0.76) 13.05
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.23 0.49 0.72 (0.27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) (0.29) 11.80

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(18.01) % (b) $ 70,033 0.26% (c) 0.28% (d) 2.05% 16.3%
34.17 (b) 57,162 0.28 (c) 0.30 (d) 1.65 12.1
5.36 (b) 25,905 0.30 (c) 0.40 (d) 1.39 26.5
11.25 (b) 12,754 0.30 (c) 0.69 (d) 0.95 12.6
(2.72) (b),(f) 3,239 0.30 (c),(g) 3.46 (d),(g) (0.12) (g) 12.1
(17.85) 39,987 0.05 (h) – 2.47 16.3
34.60 43,480 0.05 (h) – 2.04 12.1
5.58 28,345 0.05 (h) – 2.87 26.5
11.60 44,432 0.05 (h) – 1.88 12.6
(0.38) 38,809 0.05 (h) – 1.95 12.1
(17.83) 108,293 0.02 (h) – 2.45 16.3
34.53 105,040 0.02 (h) – 2.08 12.1
5.68 64,444 0.02 (h) – 1.91 26.5
11.52 45,364 0.02 (h) – 0.95 12.6
(0.30) 13,369 0.02 (h) – 0.81 12.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2022 $ 16.92 $ 0.29 ( $ 3.22) ( $ 2.93) ( $ 0.37) ( $ 0.31) ( $ 0.68) $ 13.31
2021 12.86 0.21 4.28 4.49 (0.30) (0.13) (0.43) 16.92
2020 12.67 0.17 0.45 0.62 (0.25) (0.18) (0.43) 12.86
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018(e) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2022 17.01 0.36 (3.26) (2.90) (0.40) (0.31) (0.71) 13.40
2021 12.92 0.28 4.27 4.55 (0.33) (0.13) (0.46) 17.01
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) ( 0 .50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
R-6 shares
2022 17.04 0.35 (3.25) (2.90) (0.40) (0.31) (0.71) 13.43
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04
2020 12.72 0.22 0.45 0.67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(18.06) % (b) $ 32,146 0.30% (c) 0.39% (d) 1.96% 13.4%
35.47 (b) 24,427 0.30 (c) 0.44 (d) 1.30 9.1
4.91 (b) 9,235 0.30 (c) 0.73 (d) 1.34 14.2
11.29 (b) 4,097 0.30 (c) 1.63 (d) 0.74 22.3
(2.93) (b),(f) 1,178 0.30 (c),(g) 10.17 (d),(g) (0.12) (g) 13.8
(17.82) 24,173 0.05 (h) – 2.45 13.4
35 .76 25,049 0.05 (h) – 1.74 9.1
5.19 13,916 0.05 (h) – 2.30 14.2
11.53 14,697 0.05 (h) – 1.68 22.3
(0.30) 13,086 0.05 (h) – 1.89 13.8
(17.77) 55,493 0.02 (h) – 2.39 13.4
35.79 50,453 0.02 (h) – 1.92 9.1
5.26 28,721 0.02 (h) – 1.78 14.2
11.52 17,525 0.02 (h) – 0.77 22.3
(0.30) 3,741 0.02 (h) – 0.68 13.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2022 $ 17.18 $ 0.27 ( $ 3.26) ( $ 2.99) ( $ 0.38) ( $ 0.25) ( $ 0.63) $ 13.56
2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18
2020 12.81 0.14 0.49 0.63 (0.26) (0.21) (0.47) 12.97
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
2018(e) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2022 17.33 0.35 (3.31) (2.96) (0.41) (0.25) (0.66) 13.71
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) ( 0 .38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
R-6 shares
2022 17.37 0.35 (3.32) (2.97) (0.41) (0.25) (0.66) 13.74
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) (0.29) 11.95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(18.08) % (b) $ 15,523 0.30% (c) 0.58% (d) 1.79% 13.8%
36.20 (b) 9,593 0.30 (c) 0.82 (d) 1.16 12.9
4.97 (b) 3,203 0.30 (c) 1.72 (d) 1.15 31.4
11.30 (b) 1,426 0.30 (c) 3.92 (d) 0.92 15.9
(3.01) (b),(f) 442 0.30 (c),(g) 19.65 (d),(g) (0.13) (g) 22.7
(17.80) 10,035 0.05 (h) – 2.35 13.8
36 .46 9,423 0.05 (h) – 1.48 12.9
5.30 4,268 0.05 (h) – 2.39 31.4
11.53 5,085 0.05 (h) – 1.53 15.9
(0.31) 3,282 0.05 (h) – 1.71 22.7
(17.81) 24,880 0.02 (h) – 2.30 13.8
36.56 19,773 0.02 (h) – 1.70 12.9
5.29 9,905 0.02 (h) – 1.71 31.4
11.61 5,924 0.02 (h) – 0.93 15.9
(0.39) 1,680 0.02 (h) – 0.30 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2022 $ 15.22 $ 0.30 ( $ 2.98) ( $ 2.68) ( $ 0.34) $ – $ – ( $ 0.34) $ 12.20
2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22
2020 10.98 0.15 0.42 0.57 (0.19) – – (0.19) 11.36
2019 10 .20 0.15 0.96 1.11 (0.27) (0.06) – (0.33) 10.98
2018(e) 10.52 (0.01) (0.31) (0.32) – – – – 10.20
Institutional shares
2022 15.38 0.29 (2.96) (2.67) (0.35) – – (0.35) 12.36
2021 11.45 0.19 4.00 4 .19 (0.25) – (0.01) (0.26) 15.38
2020 11.03 0.18 0.43 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – – (0.20) 10.22
R-6 shares
2022 15.39 0.28 (2.95) (2.67) (0.35) – – (0.35) 12.37
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39
2020 11.03 0.17 0.44 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.02 (0.04) (0.02) (0.20) – – (0.20) 10.22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(18.04) % (b) $ 5,632 0.30% (c) 0.89% (d) 2.26% 28.4%
36.67 (b) 5,381 0.30 (c) 1.24 (d) 1.19 31.3
5.18 (b) 1,550 0.30 (c) 3.26 (d) 1.34 65.7
11.42 (b) 625 0.30 (c) 7.73 (d) 1.44 143.3
(3.04) (b),(f) 397 0.30 (c),(g) 16.07 (d),(g) (0.12) (g) 14.2
(17.81) 1,463 0.05 (h) – 2.12 28.4
37.00 1,312 0.05 (h) – 1.29 31.3
5.52 360 0.05 (h) – 1.59 65.7
11.70 264 0.05 (h) – 1.19 143.3
(0.28) 86 0.05 (h) – 0.56 14.2
(17.80) 5,956 0.02 (h) – 2.07 28.4
37.09 3,340 0.02 (h) – 1.91 31.3
5.52 1,013 0.02 (h) – 1.56 65.7
11.83 (i) 434 0.02 (h) – 0.13 143.3
(0.28) 3,948 0.02 (h) – 0.17 14.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2022 $ 11.69 $ 0.23 ( $ 1.83) ( $ 1.60) ( $ 0.25) ( $ 0.35) ( $ 0.60) $ 9.49
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
2018(e) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54
2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
R-6 shares
2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) (0.63) 9.56
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10 .89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(14.39) % (b) $ 42,296 0.26% (c) 0.28% (d) 2.23% 31.5%
9.56 (b) 33,456 0.28 (c) 0.30 (d) 3.38 20.6
6.01 (b) 18,439 0.30 (c) 0.43 (d) 1.72 34.6
8.82 (b) 8,310 0.30 (c) 0.72 (d) 2.07 24.1
(0.97) (b),(f) 3,029 0.30 (c),(g) 2.97 (d),(g) 0.72 (g) 58.8
(14.17) 11,474 0.05 (h) – 2.76 31.5
9.69 17,255 0.05 (h) – 3.74 20.6
6.27 12,454 0.05 (h) – 2.45 34.6
9.20 13,554 0.05 (h) – 2.67 24.1
(0.88) 14,431 0.05 (h) – 2.73 58.8
(14.13) 33,623 0.02 (h) – 2.61 31.5
9.78 34,760 0.02 (h) – 4.48 20.6
6.27 33,148 0.02 (h) – 2.42 34.6
9.19 34,983 0.02 (h) – 1.62 24.1
(0.88) 8,750 0.02 (h) – 1.40 58.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2022 $ 13 .24 $ 0 .31 ( $ 2 .18 ) ( $ 1 .87 ) ( $ 0 .31 ) ( $ 0 .60 ) ( $ 0 .91 ) $ 10 .46
2021 12 .51 0 .22 0 .95 1 .17 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .24
2020 12 .43 0 .25 0 .43 0 .68 ( 0 .27 ) ( 0 .33 ) ( 0 .60 ) 12 .51
2019 12 .19 0 .32 0 .72 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .43
2018 12 .87 0 .30 ( 0 .45 ) ( 0 .15 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .19
Class J shares
2022 13 .04 0 .32 ( 2 .15 ) ( 1 .83 ) ( 0 .32 ) ( 0 .60 ) ( 0 .92 ) 10 .29
2021 12 .33 0 .23 0 .94 1 .17 ( 0 .24 ) ( 0 .22 ) ( 0 .46 ) 13 .04
2020 12 .26 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .33
2019 12 .03 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .26
2018 12 .73 0 .32 ( 0 .46 ) ( 0 .14 ) ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 12 .03
Institutional shares
2022 13 .13 0 .36 ( 2 .17 ) ( 1 .81 ) ( 0 .35 ) ( 0 .60 ) ( 0 .95 ) 10 .37
2021 12 .41 0 .26 0 .94 1 .20 ( 0 .26 ) ( 0 .22 ) ( 0 .48 ) 13 .13
2020 12 .34 0 .28 0 .44 0 .72 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .41
2019 12 .11 0 .36 0 .72 1 .08 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 12 .34
2018 12 .80 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .35 ) ( 0 .23 ) ( 0 .58 ) 12 .11
R-1 shares
2022 13 .11 0 .25 ( 2 .17 ) ( 1 .92 ) ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 10 .37
2021 12 .40 0 .16 0 .92 1 .08 ( 0 .15 ) ( 0 .22 ) ( 0 .37 ) 13 .11
2020 12 .32 0 .19 0 .43 0 .62 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 12 .40
2019 12 .08 0 .25 0 .73 0 .98 ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 12 .32
2018 12 .77 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .24 ) ( 0 .23 ) ( 0 .47 ) 12 .08
R-3 shares
2022 12 .99 0 .29 ( 2 .16 ) ( 1 .87 ) ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 10 .25
2021 12 .27 0 .19 0 .94 1 .13 ( 0 .19 ) ( 0 .22 ) ( 0 .41 ) 12 .99
2020 12 .20 0 .22 0 .42 0 .64 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 12 .27
2019 11 .97 0 .30 0 .71 1 .01 ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 12 .20
2018 12 .66 0 .28 ( 0 .46 ) ( 0 .18 ) ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 11 .97
R-4 shares
2022 13 .03 0 .32 ( 2 .16 ) ( 1 .84 ) ( 0 .30 ) ( 0 .60 ) ( 0 .90 ) 10 .29
2021 12 .32 0 .21 0 .94 1 .15 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .03
2020 12 .24 0 .24 0 .43 0 .67 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 12 .32
2019 12 .00 0 .31 0 .73 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .24
2018 12 .69 0 .31 ( 0 .47 ) ( 0 .16 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .00
R-5 shares
2022 13 .12 0 .33 ( 2 .18 ) ( 1 .85 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .36
2021 12 .39 0 .24 0 .94 1 .18 ( 0 .23 ) ( 0 .22 ) ( 0 .45 ) 13 .12
2020 12 .32 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .39
2019 12 .09 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .32
2018 12 .77 0 .32 ( 0 .45 ) ( 0 .13 ) ( 0 .32 ) ( 0 .23 ) ( 0 .55 ) 12 .09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 15 .14 ) % (b) $ 16,425 0 .38% (c) – % 2 .72% 33 .6%
9 .45 (b) 19,902 0 .38 (c) – 1 .66 35 .0
5 .70 (b) 16,214 0 .38 (c) – 2 .01 31 .0
9 .31 (b) 16,283 0 .38 (c) – 2 .63 44 .8
( 1 .23 ) (b) 16,585 0 .38 (c) – 2 .36 22 .7
( 15 .02 ) (b) 58,048 0 .23 (d) 0 .25 (e) 2 .87 33 .6
9 .61 (b) 71,811 0 .22 (d) 0 .24 (e) 1 .84 35 .0
5 .87 (b) 65,404 0 .22 (d) 0 .25 (e) 2 .18 31 .0
9 .52 (b) 67,084 0 .24 (d) 0 .27 (e) 2 .75 44 .8
( 1 .17 ) (b) 67,011 0 .22 (d) 0 .25 (e) 2 .56 22 .7
( 14 .82 ) 237,065 0 .02 – 3 .12 33 .6
9 .83 337,718 0 .02 – 2 .04 35 .0
6 .06 313,363 0 .02 – 2 .35 31 .0
9 .71 288,470 0 .03 – 3 .00 44 .8
( 0 .88 ) 300,145 0 .02 – 2 .85 22 .7
( 15 .58 ) 1,686 0 .89 – 2 .21 33 .6
8 .82 2,173 0 .89 – 1 .22 35 .0
5 .22 2,298 0 .89 – 1 .55 31 .0
8 .74 2,935 0 .89 – 2 .12 44 .8
( 1 .77 ) 3,303 0 .89 – 1 .86 22 .7
( 15 .36 ) 7,731 0 .58 – 2 .56 33 .6
9 .31 10,552 0 .58 – 1 .51 35 .0
5 .45 11,439 0 .58 – 1 .86 31 .0
9 .13 13,611 0 .58 – 2 .59 44 .8
( 1 .49 ) 18,843 0 .58 – 2 .24 22 .7
( 15 .12 ) 3,546 0 .39 – 2 .81 33 .6
9 .41 5,143 0 .39 – 1 .67 35 .0
5 .69 5,101 0 .39 – 2 .03 31 .0
9 .40 5,513 0 .39 – 2 .60 44 .8
( 1 .31 ) 7,847 0 .39 – 2 .49 22 .7
( 15 .07 ) 10,147 0 .27 – 2 .90 33 .6
9 .64 13,279 0 .27 – 1 .84 35 .0
5 .79 16,430 0 .27 – 2 .14 31 .0
9 .42 19,181 0 .27 – 2 .75 44 .8
( 1 .10 ) 19,665 0 .27 – 2 .57 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class A shares
2022 $ 33.58 $ 0.32 ( $ 6.82) ( $ 6.50) ( $ 0.35) ( $ 1.11) ( $ 1.46) $ 25.62
2021 23.53 0.26 10.41 10.67 (0.30) (0.32) (0.62) 33.58
2020 28.63 0.33 (4.75) (4.42) (0.52) (0.16) (0.68) 23.53
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) (0.90) 28.63
2018 23.65 0.35 0.11 0.46 (0.45) (0.46) (0.91) 23.20
Class C shares
2022 32.93 0.08 (6.68) (6.60) (0.11) (1.11) (1.22) 25.11
2021 23.08 0.05 10.20 10.25 (0.08) (0.32) (0.40) 32.93
2020 28.08 0.14 (4.67) (4.53) (0.31) (0.16) (0.47) 23.08
2019 22.77 0.11 5.91 6.02 (0.14) (0.57) (0.71) 28.08
2018 23.23 0.17 0.10 0.27 (0.27) (0.46) (0.73) 22.77
Class J shares
2022 32.49 0.35 (6.59) (6.24) (0.39) (1.11) (1.50) 24.75
2021 22.79 0.28 10.08 10.36 (0.34) (0.32) (0.66) 32.49
2020 27.76 0.36 (4.62) (4.26) (0.55) (0.16) (0.71) 22.79
2019 22.52 0.33 5.84 6.17 (0.36) (0.57) (0.93) 27.76
2018 22.99 0.37 0.11 0.48 (0.49) (0.46) (0.95) 22.52
Institutional shares
2022 33.61 0.42 (6.82) (6.40) (0.45) (1.11) (1.56) 25.65
2021 23.55 0.32 10.46 10.78 (0.40) (0.32) (0.72) 33.61
2020 28.66 0.42 (4.77) (4.35) (0.60) (0.16) (0.76) 23.55
2019 23.22 0.39 6.04 6.43 (0.42) (0.57) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
R-1 shares
2022 33.15 0.17 (6.72) (6.55) (0.20) (1.11) (1.31) 25.29
2021 23.24 0.11 10.29 10.40 (0.17) (0.32) (0.49) 33.15
2020 28.26 0.23 (4.70) (4.47) (0.39) (0.16) (0.55) 23.24
2019 22.91 0.20 5.95 6.15 (0.23) (0.57) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(20.14) % (b) $ 283,213 1.20% – % 1.05% 18.7%
45.87 (b) 348,715 1.21 – 0.88 31.0
(15.56) (b) 286,896 1.24 – 1.33 35.1
28.09 (b) 370,891 1.26 – 1.20 20.1
1.99 (b) 277,447 1.25 – 1.51 22.7
(20.76) (b) 27,677 1.99 – 0.25 18.7
44.73 (b),(c) 40,295 1.99 – 0.16 31.0
(16.21) (b),(c) 34,198 2.02 – 0.55 35.1
27.10 (b) 53,250 2.05 – 0.44 20.1
1.19 (b) 47,303 2.03 – 0.73 22.7
(20.04) (b),(c) 139,555 1.07 (d) 1.09 (e) 1.18 18.7
46.09 (b),(c) 185,393 1.08 (d) 1.10 (e) 1.00 31.0
(15.45) (b) 134,897 1.10 (d) 1.13 (e) 1.46 35.1
28.24 (b) 181,025 1.14 (d) 1.17 (e) 1.33 20.1
2.12 (b) 150,427 1.12 (d) 1.15 (e) 1.63 22.7
(19.85) 3,291,840 0.86 (f) – 1.39 18.7
46.34 3,930,727 0.89 (f) – 1.06 31.0
(15.27) 2,160,526 0.91 (f) – 1.66 35.1
28.54 2,411,326 0.91 (f) – 1.53 20.1
2.35 1,540,537 0.91 (f) – 1.83 22.7
(20.49) 2,230 1.68 – 0.57 18.7
45.20 2,955 1.68 – 0.37 31.0
(15.94) 2,141 1.68 – 0.90 35.1
27.54 4,368 1.69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2022 $ 32.66 $ 0.26 ( $ 6.62) ( $ 6.36) ( $ 0.30) ( $ 1.11) ( $ 1.41) $ 24.89
2021 22.91 0.17 10.17 10.34 (0.27) (0.32) (0.59) 32.66
2020 27.89 0.29 (4.63) (4.34) (0.48) (0.16) (0.64) 22.91
2019 22.62 0.28 5.87 6.15 (0.31) (0.57) (0.88) 27.89
2018 23.08 0.31 0.11 0.42 (0.42) (0.46) (0.88) 22.62
R-4 shares
2022 32.26 0.32 (6.54) (6.22) (0.36) (1.11) (1.47) 24.57
2021 22.63 0.27 10.00 10.27 (0.32) (0.32) (0.64) 32.26
2020 27.57 0.34 (4.59) (4.25) (0.53) (0.16) (0.69) 22.63
2019 22.37 0.32 5.80 6.12 (0.35) (0.57) (0.92) 27.57
2018 22.84 0.34 0.12 0.46 (0.47) (0.46) (0.93) 22.37
R-5 shares
2022 32.34 0.35 (6.56) (6.21) (0.39) (1.11) (1.50) 24.63
2021 22.68 0.29 10.04 10.33 (0.35) (0.32) (0.67) 32.34
2020 27.63 0.37 (4.59) (4.22) (0.57) (0.16) (0.73) 22.68
2019 22.42 0.36 5.80 6.16 (0.38) (0.57) (0.95) 27.63
2018 22.89 0.38 0.11 0.49 (0.50) (0.46) (0.96) 22.42
R-6 shares
2022 33.60 0.45 (6.83) (6.38) (0.47) (1.11) (1.58) 25.64
2021 23.55 0.40 10.39 10.79 (0.42) (0.32) (0.74) 33.60
2020 28.66 0.44 (4.76) (4.32) (0.63) (0.16) (0.79) 23.55
2019 23.22 0.42 6.04 6.46 (0.45) (0.57) (1.02) 28.66
2018 23.67 0.47 0.09 0.56 (0.55) (0.46) (1.01) 23.22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(20.26) % $ 33,778 1.37% 0.88% 18.7%
45.63 46,314 1.37 0.59 31.0
(15.66) 28,733 1.37 1.19 35.1
27.96 43,588 1.38 1.11 20.1
1.86 36,751 1.38 1.36 22.7
(20.10) 22,634 1.18 1.08 18.7
45.92 31,739 1.18 0.95 31.0
(15.51) 24,909 1.18 1.39 35.1
28.20 37,265 1.19 1.32 20.1
2.04 39,574 1.19 1.53 22.7
(20.01) 87,270 1.06 1.19 18.7
46.10 114,006 1.06 1.04 31.0
(15.40) 105,340 1.06 1.51 35.1
28.34 149,005 1.07 1.48 20.1
2.17 154,730 1.07 1.69 22.7
(19.79) 1,854,169 0.80 1.46 18.7
46.43 2,045,827 0.80 (b) 1.38 31.0
(15.18) 1,643,165 0.81 (b) 1.75 35.1
28.67 1,914,954 0.81 (b) 1.65 20.1
2.43 1,395,164 0.83 (b) 2.01 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2022 $ 18 .95 $ 0 .32 ( $ 3 .38 ) ( $ 3 .06 ) ( $ 0 .30 ) ( $ 1 .43 ) ( $ 1 .73 ) $ 14 .16
2021 15 .64 0 .20 3 .58 3 .78 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .95
2020 15 .73 0 .25 0 .25 0 .50 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .64
2019 15 .50 0 .30 1 .30 1 .60 ( 0 .32 ) ( 1 .05 ) ( 1 .37 ) 15 .73
2018 16 .63 0 .36 ( 0 .34 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .50
Class C shares
2022 18 .53 0 .20 ( 3 .30 ) ( 3 .10 ) ( 0 .19 ) ( 1 .43 ) ( 1 .62 ) 13 .81
2021 15 .36 0 .06 3 .51 3 .57 ( 0 .12 ) ( 0 .28 ) ( 0 .40 ) 18 .53
2020 15 .46 0 .14 0 .24 0 .38 ( 0 .12 ) ( 0 .36 ) ( 0 .48 ) 15 .36
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
2018 16 .39 0 .24 ( 0 .34 ) ( 0 .10 ) ( 0 .22 ) ( 0 .82 ) ( 1 .04 ) 15 .25
Class J shares
2022 18 .20 0 .32 ( 3 .22 ) ( 2 .90 ) ( 0 .33 ) ( 1 .43 ) ( 1 .76 ) 13 .54
2021 15 .05 0 .22 3 .43 3 .65 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 18 .20
2020 15 .15 0 .27 0 .25 0 .52 ( 0 .26 ) ( 0 .36 ) ( 0 .62 ) 15 .05
2019 14 .98 0 .32 1 .25 1 .57 ( 0 .35 ) ( 1 .05 ) ( 1 .40 ) 15 .15
2018 16 .12 0 .37 ( 0 .33 ) 0 .04 ( 0 .36 ) ( 0 .82 ) ( 1 .18 ) 14 .98
Institutional shares
2022 18 .60 0 .37 ( 3 .32 ) ( 2 .95 ) ( 0 .36 ) ( 1 .43 ) ( 1 .79 ) 13 .86
2021 15 .36 0 .25 3 .52 3 .77 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 18 .60
2020 15 .45 0 .29 0 .26 0 .55 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 15 .36
2019 15 .25 0 .35 1 .27 1 .62 ( 0 .37 ) ( 1 .05 ) ( 1 .42 ) 15 .45
2018 16 .39 0 .41 ( 0 .34 ) 0 .07 ( 0 .39 ) ( 0 .82 ) ( 1 .21 ) 15 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 17 .52 ) % (b) $ 1,965,970 0 .60% – % 1 .98% 50 .4%
24 .55 (b) 2,523,065 0 .59 – 1 .11 31 .3
3 .26 (b) 2,060,672 0 .61 – 1 .64 17 .3
11 .57 (b) 2,194,735 0 .62 (c) – 1 .99 13 .4
0 .00 (b) 1,957,610 0 .61 (c) – 2 .24 26 .7
( 18 .16 ) (b) 174,776 1 .38 – 1 .26 50 .4
23 .57 (b) 281,665 1 .37 – 0 .37 31 .3
2 .48 (b) 322,006 1 .38 – 0 .90 17 .3
10 .77 (b) 384,622 1 .38 (c) – 1 .62 13 .4
( 0 .80 ) (b) 648,980 1 .36 (c) – 1 .50 26 .7
( 17 .39 ) (b) 1,158,071 0 .45 (d) 0 .47 (e) 2 .11 50 .4
24 .65 (b) 1,336,353 0 .44 (d) 0 .47 (e) 1 .25 31 .3
3 .51 (b) 1,071,910 0 .44 (d) 0 .47 (e) 1 .80 17 .3
11 .78 (b) 1,092,386 0 .44 (d) 0 .47 (e) 2 .21 13 .4
0 .12 (b) 1,032,835 0 .43 (d) 0 .46 (e) 2 .40 26 .7
( 17 .32 ) 649,784 0 .29 – 2 .34 50 .4
24 .93 896,603 0 .28 – 1 .42 31 .3
3 .66 747,015 0 .30 – 1 .95 17 .3
11 .93 778,336 0 .29 (c) – 2 .36 13 .4
0 .26 725,915 0 .29 (c) – 2 .58 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2022 $ 18 .53 $ 0 .22 ( $ 3 .29 ) ( $ 3 .07 ) ( $ 0 .22 ) ( $ 1 .43 ) ( $ 1 .65 ) $ 13 .81
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
R-3 shares
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
R-4 shares
2022 18 .57 0 .27 ( 3 .27 ) ( 3 .00 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 13 .85
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
R-5 shares
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 17 .99 ) % $ 2,220 1 .16% 1 .41% 50 .4%
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (b) 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (b) 1 .69 26 .7
( 17 .71 ) 18,236 0 .85 1 .83 50 .4
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (b) 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (b) 2 .05 26 .7
( 17 .56 ) 9,913 0 .66 1 .72 50 .4
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (b) 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (b) 2 .24 26 .7
( 17 .45 ) 29,709 0 .54 2 .05 50 .4
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (b) 2 .15 13 .4
0 .07 35,425 0 .54 (b) 2 .49 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2022 $ 13 .95 $ 0 .26 ( $ 2 .41 ) ( $ 2 .15 ) ( $ 0 .25 ) ( $ 0 .70 ) ( $ 0 .95 ) $ 10 .85
2021 12 .17 0 .19 1 .92 2 .11 ( 0 .19 ) ( 0 .14 ) ( 0 .33 ) 13 .95
2020 12 .16 0 .22 0 .17 0 .39 ( 0 .22 ) ( 0 .16 ) ( 0 .38 ) 12 .17
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
2018 12 .52 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .86
Class C shares
2022 13 .78 0 .16 ( 2 .38 ) ( 2 .22 ) ( 0 .15 ) ( 0 .70 ) ( 0 .85 ) 10 .71
2021 12 .03 0 .09 1 .90 1 .99 ( 0 .10 ) ( 0 .14 ) ( 0 .24 ) 13 .78
2020 12 .02 0 .14 0 .16 0 .30 ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 12 .03
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
2018 12 .39 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 11 .73
Class J shares
2022 13 .74 0 .27 ( 2 .37 ) ( 2 .10 ) ( 0 .27 ) ( 0 .70 ) ( 0 .97 ) 10 .67
2021 11 .99 0 .21 1 .89 2 .10 ( 0 .21 ) ( 0 .14 ) ( 0 .35 ) 13 .74
2020 11 .99 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .16 ) ( 0 .40 ) 11 .99
2019 11 .71 0 .30 0 .83 1 .13 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 11 .99
2018 12 .37 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .71
Institutional shares
2022 13 .79 0 .29 ( 2 .38 ) ( 2 .09 ) ( 0 .29 ) ( 0 .70 ) ( 0 .99 ) 10 .71
2021 12 .03 0 .23 1 .90 2 .13 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 13 .79
2020 12 .04 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 12 .03
2019 11 .74 0 .32 0 .85 1 .17 ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 12 .04
2018 12 .41 0 .35 ( 0 .37 ) ( 0 .02 ) ( 0 .33 ) ( 0 .32 ) ( 0 .65 ) 11 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 16 .39 ) % (b) $ 521,254 0 .61% – % 2 .11% 55 .3%
17 .49 (b) 650,919 0 .60 – 1 .41 29 .9
3 .28 (b) 545,903 0 .61 – 1 .87 19 .4
10 .22 (b) 553,362 0 .63 (c) – 2 .34 15 .0
( 0 .51 ) (b) 485,084 0 .62 (c) – 2 .49 21 .9
( 17 .06 ) (b) 70,882 1 .38 – 1 .37 55 .3
16 .66 (b) 114,412 1 .37 – 0 .66 29 .9
2 .50 (b) 137,283 1 .37 – 1 .14 19 .4
9 .37 (b) 160,672 1 .38 (c) – 1 .82 15 .0
( 1 .26 ) (b) 228,910 1 .37 (c) – 1 .76 21 .9
( 16 .28 ) (b) 776,202 0 .45 (d) 0 .47 (e) 2 .25 55 .3
17 .69 (b) 869,500 0 .44 (d) 0 .47 (e) 1 .56 29 .9
3 .43 (b) 691,410 0 .44 (d) 0 .47 (e) 2 .03 19 .4
10 .39 (b) 672,096 0 .44 (d) 0 .47 (e) 2 .55 15 .0
( 0 .33 ) (b) 614,770 0 .43 (d) 0 .46 (e) 2 .67 21 .9
( 16 .17 ) 206,697 0 .30 – 2 .43 55 .3
17 .89 268,505 0 .29 – 1 .71 29 .9
3 .48 239,975 0 .30 – 2 .20 19 .4
10 .70 267,892 0 .30 (c) – 2 .77 15 .0
( 0 .26 ) 292,828 0 .28 (c) – 2 .86 21 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2022 $ 13 .74 $ 0 .19 ( $ 2 .38 ) ( $ 2 .19 ) ( $ 0 .18 ) ( $ 0 .70 ) ( $ 0 .88 ) $ 10 .67
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
R-3 shares
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
R-4 shares
2022 13 .79 0 .23 ( 2 .37 ) ( 2 .14 ) ( 0 .24 ) ( 0 .70 ) ( 0 .94 ) 10 .71
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
R-5 shares
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .88 ) % $ 1,649 1 .16% 1 .55% 55 .3%
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (b) 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (b) 1 .97 21 .9
( 16 .60 ) 8,497 0 .85 1 .89 55 .3
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (b) 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (b) 2 .30 21 .9
( 16 .47 ) 10,647 0 .66 1 .94 55 .3
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (b) 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (b) 2 .41 21 .9
( 16 .31 ) 19,091 0 .54 2 .11 55 .3
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (b) 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (b) 2 .72 21 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2022 $ 22 .20 $ 0 .33 ( $ 4 .18 ) ( $ 3 .85 ) ( $ 0 .26 ) ( $ 1 .45 ) ( $ 1 .71 ) $ 16 .64
2021 17 .41 0 .17 5 .27 5 .44 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 22 .20
2020 17 .55 0 .25 0 .30 0 .55 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 17 .41
2019 17 .76 0 .25 1 .62 1 .87 ( 0 .26 ) ( 1 .82 ) ( 2 .08 ) 17 .55
2018 19 .24 0 .39 ( 0 .33 ) 0 .06 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .76
Class C shares
2022 20 .21 0 .18 ( 3 .82 ) ( 3 .64 ) ( 0 .09 ) ( 1 .45 ) ( 1 .54 ) 15 .03
2021 15 .91 0 .01 4 .81 4 .82 ( 0 .11 ) ( 0 .41 ) ( 0 .52 ) 20 .21
2020 16 .09 0 .11 0 .26 0 .37 ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 15 .91
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
2018 17 .93 0 .24 ( 0 .31 ) ( 0 .07 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 16 .45
Class J shares
2022 21 .26 0 .34 ( 3 .99 ) ( 3 .65 ) ( 0 .29 ) ( 1 .45 ) ( 1 .74 ) 15 .87
2021 16 .70 0 .19 5 .05 5 .24 ( 0 .27 ) ( 0 .41 ) ( 0 .68 ) 21 .26
2020 16 .87 0 .26 0 .29 0 .55 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 16 .70
2019 17 .16 0 .28 1 .54 1 .82 ( 0 .29 ) ( 1 .82 ) ( 2 .11 ) 16 .87
2018 18 .64 0 .40 ( 0 .31 ) 0 .09 ( 0 .34 ) ( 1 .23 ) ( 1 .57 ) 17 .16
Institutional shares
2022 21 .64 0 .38 ( 4 .07 ) ( 3 .69 ) ( 0 .32 ) ( 1 .45 ) ( 1 .77 ) 16 .18
2021 16 .98 0 .23 5 .14 5 .37 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 21 .64
2020 17 .14 0 .30 0 .29 0 .59 ( 0 .31 ) ( 0 .44 ) ( 0 .75 ) 16 .98
2019 17 .40 0 .31 1 .57 1 .88 ( 0 .32 ) ( 1 .82 ) ( 2 .14 ) 17 .14
2018 18 .88 0 .45 ( 0 .34 ) 0 .11 ( 0 .36 ) ( 1 .23 ) ( 1 .59 ) 17 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 18 .70 ) % (b) $ 1,508,702 0 .60% – % 1 .76% 52 .4%
31 .84 (b) 1,979,014 0 .59 – 0 .81 34 .3
3 .11 (b) 1,570,186 0 .61 – 1 .46 16 .2
12 .74 (b) 1,683,156 0 .63 (c) – 1 .50 10 .9
0 .12 (b) 1,432,165 0 .61 (c) – 2 .10 33 .8
( 19 .39 ) (b) 121,737 1 .37 – 1 .05 52 .4
30 .82 (b) 190,605 1 .38 – 0 .07 34 .3
2 .28 (b) 204,754 1 .37 – 0 .74 16 .2
11 .92 (b) 242,084 1 .39 (c) – 1 .36 10 .9
( 0 .59 ) (b) 480,699 1 .36 (c) – 1 .38 33 .8
( 18 .59 ) (b) 636,126 0 .45 (d) 0 .47 (e) 1 .90 52 .4
32 .04 (b) 778,913 0 .45 (d) 0 .47 (e) 0 .95 34 .3
3 .25 (b) 575,978 0 .45 (d) 0 .48 (e) 1 .61 16 .2
12 .96 (b) 582,101 0 .45 (d) 0 .48 (e) 1 .76 10 .9
0 .30 (b) 543,902 0 .44 (d) 0 .47 (e) 2 .26 33 .8
( 18 .48 ) 395,979 0 .29 – 2 .08 52 .4
32 .27 539,619 0 .29 – 1 .12 34 .3
3 .40 430,895 0 .30 – 1 .79 16 .2
13 .14 474,902 0 .30 (c) – 1 .92 10 .9
0 .44 456,425 0 .29 (c) – 2 .45 33 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2022 $ 21 .22 $ 0 .21 ( $ 3 .99 ) ( $ 3 .78 ) ( $ 0 .16 ) ( $ 1 .45 ) ( $ 1 .61 ) $ 15 .83
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
R-3 shares
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
R-4 shares
2022 21 .54 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 16 .12
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
R-5 shares
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 19 .18 ) % $ 1,557 1 .16% 1 .16% 52 .4%
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (b) 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (b) 1 .74 33 .8
( 18 .95 ) 10,909 0 .85 1 .58 52 .4
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (b) 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (b) 1 .79 33 .8
( 18 .80 ) 5,754 0 .66 1 .44 52 .4
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (b) 1 .61 10 .9
0 .16 10,768 0 .66 (b) 2 .24 33 .8
( 18 .66 ) 23,881 0 .54 1 .86 52 .4
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (b) 1 .66 10 .9
0 .25 25,539 0 .54 (b) 2 .49 33 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2022 $ 13 .56 $ 0 .28 ( $ 2 .25 ) ( $ 1 .97 ) ( $ 0 .28 ) ( $ 0 .53 ) ( $ 0 .81 ) $ 10 .78
2021 12 .38 0 .23 1 .29 1 .52 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .56
2020 12 .40 0 .25 0 .03 0 .28 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .38
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
2018 12 .54 0 .34 ( 0 .38 ) ( 0 .04 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .08
Class C shares
2022 13 .41 0 .19 ( 2 .22 ) ( 2 .03 ) ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .66
2021 12 .24 0 .13 1 .27 1 .40 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .41
2020 12 .26 0 .16 0 .03 0 .19 ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 12 .24
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
2018 12 .42 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .25 ) ( 0 .08 ) ( 0 .33 ) 11 .96
Class J shares
2022 13 .43 0 .29 ( 2 .22 ) ( 1 .93 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 10 .67
2021 12 .26 0 .25 1 .28 1 .53 ( 0 .25 ) ( 0 .11 ) ( 0 .36 ) 13 .43
2020 12 .29 0 .27 0 .02 0 .29 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .26
2019 11 .98 0 .36 0 .78 1 .14 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 12 .29
2018 12 .44 0 .36 ( 0 .38 ) ( 0 .02 ) ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 11 .98
Institutional shares
2022 13 .51 0 .31 ( 2 .23 ) ( 1 .92 ) ( 0 .32 ) ( 0 .53 ) ( 0 .85 ) 10 .74
2021 12 .34 0 .26 1 .28 1 .54 ( 0 .26 ) ( 0 .11 ) ( 0 .37 ) 13 .51
2020 12 .36 0 .28 0 .03 0 .31 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .34
2019 12 .04 0 .37 0 .79 1 .16 ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 12 .36
2018 12 .50 0 .38 ( 0 .38 ) – ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 12 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 15 .28 ) % (b) $ 1,032,096 0 .60% – % 2 .32% 57 .3%
12 .40 (b) 1,289,067 0 .59 – 1 .72 29 .3
2 .30 (b) 1,085,818 0 .60 – 2 .04 35 .9
9 .93 (b) 1,057,769 0 .61 (c) – 2 .82 11 .1
( 0 .33 ) (b) 917,357 0 .60 (c) – 2 .77 22 .6
( 15 .90 ) (b) 135,741 1 .38 – 1 .57 57 .3
11 .58 (b) 205,567 1 .36 – 0 .96 29 .3
1 .54 (b) 237,410 1 .37 – 1 .29 35 .9
9 .02 (b) 265,220 1 .37 (c) – 2 .13 11 .1
( 1 .09 ) (b) 325,369 1 .37 (c) – 2 .01 22 .6
( 15 .14 ) (b) 1,086,460 0 .44 (d) 0 .46 (e) 2 .48 57 .3
12 .61 (b) 1,321,469 0 .44 (d) 0 .46 (e) 1 .88 29 .3
2 .42 (b) 1,132,937 0 .43 (d) 0 .46 (e) 2 .22 35 .9
10 .13 (b) 1,139,080 0 .43 (d) 0 .46 (e) 3 .01 11 .1
( 0 .15 ) (b) 1,085,370 0 .43 (d) 0 .46 (e) 2 .95 22 .6
( 15 .01 ) 173,873 0 .31 – 2 .62 57 .3
12 .68 236,379 0 .31 – 2 .00 29 .3
2 .60 200,957 0 .32 – 2 .33 35 .9
10 .29 220,903 0 .32 (c) – 3 .12 11 .1
( 0 .03 ) 214,476 0 .30 (c) – 3 .06 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2022 $ 13 .44 $ 0 .21 ( $ 2 .23 ) ( $ 2 .02 ) ( $ 0 .21 ) ( $ 0 .53 ) ( $ 0 .74 ) $ 10 .68
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
R-3 shares
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
R-4 shares
2022 13 .50 0 .27 ( 2 .24 ) ( 1 .97 ) ( 0 .27 ) ( 0 .53 ) ( 0 .80 ) 10 .73
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
R-5 shares
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 15 .73 ) % $ 2,079 1 .16% 1 .74% 57 .3%
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (b) 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (b) 2 .20 22 .6
( 15 .51 ) 3,569 0 .85 2 .07 57 .3
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (b) 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (b) 2 .52 22 .6
( 15 .33 ) 2,843 0 .66 2 .26 57 .3
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (b) 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (b) 2 .71 22 .6
( 15 .16 ) 8,059 0 .54 2 .38 57 .3
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (b) 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (b) 2 .88 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2022 $ 24 .57 $ 0 .34 ( $ 4 .93 ) ( $ 4 .59 ) ( $ 0 .34 ) ( $ 1 .40 ) ( $ 1 .74 ) $ 18 .24
2021 18 .57 0 .17 6 .67 6 .84 ( 0 .17 ) ( 0 .67 ) ( 0 .84 ) 24 .57
2020 18 .67 0 .21 0 .53 0 .74 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 18 .57
2019 19 .81 0 .22 1 .86 2 .08 ( 0 .33 ) ( 2 .89 ) ( 3 .22 ) 18 .67
2018 21 .35 0 .44 ( 0 .58 ) ( 0 .14 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .81
Class C shares
2022 21 .60 0 .17 ( 4 .33 ) ( 4 .16 ) ( 0 .16 ) ( 1 .40 ) ( 1 .56 ) 15 .88
2021 16 .43 0 .01 5 .87 5 .88 ( 0 .04 ) ( 0 .67 ) ( 0 .71 ) 21 .60
2020 16 .60 0 .07 0 .46 0 .53 ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 16 .43
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
2018 19 .52 0 .26 ( 0 .53 ) ( 0 .27 ) ( 0 .21 ) ( 1 .06 ) ( 1 .27 ) 17 .98
Class J shares
2022 23 .51 0 .35 ( 4 .70 ) ( 4 .35 ) ( 0 .37 ) ( 1 .40 ) ( 1 .77 ) 17 .39
2021 17 .80 0 .19 6 .39 6 .58 ( 0 .20 ) ( 0 .67 ) ( 0 .87 ) 23 .51
2020 17 .93 0 .23 0 .51 0 .74 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 17 .80
2019 19 .17 0 .26 1 .76 2 .02 ( 0 .37 ) ( 2 .89 ) ( 3 .26 ) 17 .93
2018 20 .70 0 .46 ( 0 .55 ) ( 0 .09 ) ( 0 .38 ) ( 1 .06 ) ( 1 .44 ) 19 .17
Institutional shares
2022 23 .88 0 .40 ( 4 .78 ) ( 4 .38 ) ( 0 .41 ) ( 1 .40 ) ( 1 .81 ) 17 .69
2021 18 .06 0 .23 6 .49 6 .72 ( 0 .23 ) ( 0 .67 ) ( 0 .90 ) 23 .88
2020 18 .18 0 .26 0 .52 0 .78 ( 0 .31 ) ( 0 .59 ) ( 0 .90 ) 18 .06
2019 19 .39 0 .29 1 .78 2 .07 ( 0 .39 ) ( 2 .89 ) ( 3 .28 ) 18 .18
2018 20 .93 0 .50 ( 0 .57 ) ( 0 .07 ) ( 0 .41 ) ( 1 .06 ) ( 1 .47 ) 19 .39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 19 .99 ) % (b) $ 1,066,233 0 .61% – % 1 .67% 49 .5%
37 .68 (b) 1,401,140 0 .60 – 0 .75 26 .3
3 .93 (b) 1,069,149 0 .62 – 1 .15 19 .9
13 .89 (b) 1,114,994 0 .64 (c) – 1 .26 19 .9
( 0 .86 ) (b) 943,803 0 .63 (c) – 2 .10 49 .4
( 20 .59 ) (b) 77,837 1 .41 – 0 .94 49 .5
36 .56 (b) 115,136 1 .39 – 0 .04 26 .3
3 .14 (b) 120,962 1 .40 – 0 .41 19 .9
13 .01 (b) 139,759 1 .42 (c) – 1 .12 19 .9
( 1 .63 ) (b) 284,797 1 .38 (c) – 1 .37 49 .4
( 19 .87 ) (b) 334,032 0 .47 (d) 0 .49 (e) 1 .78 49 .5
37 .88 (b) 410,297 0 .46 (d) 0 .48 (e) 0 .88 26 .3
4 .11 (b) 295,433 0 .46 (d) 0 .49 (e) 1 .31 19 .9
14 .07 (b) 308,330 0 .47 (d) 0 .50 (e) 1 .50 19 .9
( 0 .67 ) (b) 286,265 0 .45 (d) 0 .48 (e) 2 .27 49 .4
( 19 .73 ) 271,120 0 .29 – 1 .99 49 .5
38 .14 362,447 0 .29 – 1 .05 26 .3
4 .27 260,585 0 .30 – 1 .47 19 .9
14 .26 278,919 0 .30 (c) – 1 .66 19 .9
( 0 .55 ) 258,545 0 .29 (c) – 2 .44 49 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2022 $ 23 .67 $ 0 .22 ( $ 4 .77 ) ( $ 4 .55 ) ( $ 0 .20 ) ( $ 1 .40 ) ( $ 1 .60 ) $ 17 .52
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
R-3 shares
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
R-4 shares
2022 23 .66 0 .29 ( 4 .74 ) ( 4 .45 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 17 .58
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
R-5 shares
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .45 ) % $ 319 1 .16% 1 .11% 49 .5%
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (b) 1 .08 19 .9
( 1 .43 ) 593 1 .16 (b) 1 .60 49 .4
( 20 .20 ) 6,564 0 .85 1 .60 49 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (b) 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (b) 1 .94 49 .4
( 20 .05 ) 3,013 0 .66 1 .49 49 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (b) 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (b) 2 .12 49 .4
( 19 .95 ) (c) 19,246 0 .54 1 .70 49 .5
37 .80 (c) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (b) 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (b) 2 .31 49 .4
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2022 $ 12 .32 $ 0 .16 ( $ 0 .86 ) ( $ 0 .70 ) ( $ 0 .16 ) ( $ 0 .06 ) ( $ 0 .22 ) $ 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .32 0 .20 0 .22 0 .42 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .31 0 .58 ( 0 .27 ) – ( 0 .27 ) 12 .32
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
Class C shares
2022 12 .32 0 .05 ( 0 .86 ) ( 0 .81 ) ( 0 .05 ) ( 0 .06 ) ( 0 .11 ) 11 .40
2021 12 .55 – ( 0 .13 ) ( 0 .13 ) ( 0 .01 ) ( 0 .09 ) ( 0 .10 ) 12 .32
2020 12 .33 0 .09 0 .22 0 .31 ( 0 .09 ) – ( 0 .09 ) 12 .55
2019 12 .01 0 .16 0 .32 0 .48 ( 0 .16 ) – ( 0 .16 ) 12 .33
2018 12 .21 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .13 ) – ( 0 .13 ) 12 .01
Class J shares
2022 12 .31 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .39
2021 12 .53 0 .12 ( 0 .13 ) ( 0 .01 ) ( 0 .12 ) ( 0 .09 ) ( 0 .21 ) 12 .31
2020 12 .31 0 .20 0 .23 0 .43 ( 0 .21 ) – ( 0 .21 ) 12 .53
2019 12 .00 0 .27 0 .31 0 .58 ( 0 .27 ) – ( 0 .27 ) 12 .31
2018 12 .20 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .00
Institutional shares
2022 12 .31 0 .18 ( 0 .85 ) ( 0 .67 ) ( 0 .19 ) ( 0 .06 ) ( 0 .25 ) 11 .39
2021 12 .53 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) ( 0 .09 ) ( 0 .23 ) 12 .31
2020 12 .31 0 .23 0 .22 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .53
2019 12 .00 0 .30 0 .31 0 .61 ( 0 .30 ) – ( 0 .30 ) 12 .31
2018 12 .20 0 .27 ( 0 .20 ) 0 .07 ( 0 .27 ) – ( 0 .27 ) 12 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 5 .73 ) % (b) $ 353,052 0 .65% – % 1 .32% 28 .4%
( 0 .17 ) (b) 470,326 0 .67 – 0 .89 52 .4
3 .47 (b) 445,243 0 .67 – 1 .59 76 .0
4 .88 (b) 310,526 0 .69 – 2 .22 52 .4
0 .31 (b) 292,426 0 .67 – 1 .98 57 .3
( 6 .61 ) (b) 23,675 1 .57 – 0 .38 28 .4
( 1 .09 ) (b) 34,992 1 .56 – 0 .02 52 .4
2 .55 (b) 57,463 1 .56 – 0 .72 76 .0
4 .03 (b) 51,869 1 .59 – 1 .33 52 .4
( 0 .59 ) (b) 63,169 1 .57 – 1 .07 57 .3
( 5 .72 ) (b) 127,563 0 .62 (c) 0 .64 (d) 1 .36 28 .4
( 0 .13 ) (b) 154,334 0 .62 (c) 0 .65 (d) 0 .94 52 .4
3 .49 (b) 168,395 0 .65 (c) 0 .68 (d) 1 .62 76 .0
4 .91 (b) 131,795 0 .67 (c) 0 .70 (d) 2 .24 52 .4
0 .33 (b) 123,856 0 .66 (c) 0 .69 (d) 1 .99 57 .3
( 5 .53 ) 2,654,929 0 .43 (e) – 1 .53 28 .4
0 .06 3,531,191 0 .43 (e) – 1 .14 52 .4
3 .72 5,210,042 0 .43 (e) – 1 .85 76 .0
5 .16 4,736,982 0 .43 (e) – 2 .48 52 .4
0 .56 4,271,619 0 .43 (e) – 2 .23 57 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2022 $ 12 .31 $ 0 .09 ( $ 0 .86 ) ( $ 0 .77 ) ( $ 0 .09 ) ( $ 0 .06 ) ( $ 0 .15 ) $ 11 .39
2021 12 .54 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .04 ) ( 0 .09 ) ( 0 .13 ) 12 .31
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) – ( 0 .20 ) 12 .32
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) – ( 0 .16 ) 12 .01
R-3 shares
2022 12 .32 0 .12 ( 0 .86 ) ( 0 .74 ) ( 0 .12 ) ( 0 .06 ) ( 0 .18 ) 11 .40
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) – ( 0 .24 ) 12 .32
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) – ( 0 .20 ) 12 .01
R-4 shares
2022 12 .31 0 .15 ( 0 .87 ) ( 0 .72 ) ( 0 .14 ) ( 0 .06 ) ( 0 .20 ) 11 .39
2021 12 .53 0 .09 ( 0 .12 ) ( 0 .03 ) ( 0 .10 ) ( 0 .09 ) ( 0 .19 ) 12 .31
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) – ( 0 .26 ) 12 .31
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) – ( 0 .22 ) 12 .00
R-5 shares
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) – ( 0 .27 ) 12 .33
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 6 .33 ) % $ 591 1 .27% 0 .75% 28 .4%
( 0 .86 ) 532 1 .29 0 .28 52 .4
2 .83 998 1 .29 (b) 0 .94 76 .0
4 .26 429 1 .29 (b) 1 .62 52 .4
( 0 .23 ) 841 1 .29 (b) 1 .38 57 .3
( 6 .03 ) 9,841 0 .96 1 .02 28 .4
( 0 .48 ) 10,268 0 .98 0 .58 52 .4
3 .15 14,361 0 .98 (b) 1 .30 76 .0
4 .58 13,832 0 .98 (b) 1 .93 52 .4
0 .00 14,259 0 .98 (b) 1 .67 57 .3
( 5 .86 ) 13,727 0 .77 (b) 1 .23 28 .4
( 0 .29 ) 14,111 0 .79 (b) 0 .76 52 .4
3 .35 6,435 0 .79 (b) 1 .45 76 .0
4 .78 3,816 0 .79 (b) 2 .12 52 .4
0 .19 8,394 0 .79 (b) 1 .86 57 .3
( 5 .74 ) 9,125 0 .65 1 .31 28 .4
( 0 .17 ) 11,377 0 .67 0 .90 52 .4
3 .38 12,410 0 .67 (b) 1 .62 76 .0
4 .99 14,704 0 .67 (b) 2 .23 52 .4
0 .31 9,938 0 .67 (b) 1 .98 57 .3
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2022 $ 30 .71 ( $ 0 .02 ) ( $ 5 .59 ) ( $ 5 .61 ) $ – ( $ 2 .13 ) ( $ 2 .13 ) $ 22 .97
2021 20 .37 ( 0 .10 ) 11 .00 10 .90 – ( 0 .56 ) ( 0 .56 ) 30 .71
2020 20 .79 – 0 .79 0 .79 – ( 1 .21 ) ( 1 .21 ) 20 .37
2019 22 .60 0 .01 1 .09 1 .10 ( 0 .01 ) ( 2 .90 ) ( 2 .91 ) 20 .79
2018 24 .13 0 .01 0 .43 0 .44 – ( 1 .97 ) ( 1 .97 ) 22 .60
Class C shares
2022 26 .12 ( 0 .19 ) ( 4 .71 ) ( 4 .90 ) – ( 2 .13 ) ( 2 .13 ) 19 .09
2021 17 .54 ( 0 .28 ) 9 .42 9 .14 – ( 0 .56 ) ( 0 .56 ) 26 .12
2020 18 .20 ( 0 .14 ) 0 .69 0 .55 – ( 1 .21 ) ( 1 .21 ) 17 .54
2019 20 .33 ( 0 .14 ) 0 .91 0 .77 – ( 2 .90 ) ( 2 .90 ) 18 .20
2018 22 .06 ( 0 .16 ) 0 .40 0 .24 – ( 1 .97 ) ( 1 .97 ) 20 .33
Class J shares
2022 29 .11 0 .02 ( 5 .28 ) ( 5 .26 ) – ( 2 .13 ) ( 2 .13 ) 21 .72
2021 19 .30 ( 0 .05 ) 10 .42 10 .37 – ( 0 .56 ) ( 0 .56 ) 29 .11
2020 19 .77 0 .02 0 .76 0 .78 ( 0 .04 ) ( 1 .21 ) ( 1 .25 ) 19 .30
2019 21 .67 0 .04 1 .01 1 .05 ( 0 .05 ) ( 2 .90 ) ( 2 .95 ) 19 .77
2018 23 .18 0 .05 0 .42 0 .47 ( 0 .01 ) ( 1 .97 ) ( 1 .98 ) 21 .67
Institutional shares
2022 33 .60 0 .06 ( 6 .14 ) ( 6 .08 ) – ( 2 .13 ) ( 2 .13 ) 25 .39
2021 22 .21 ( 0 .03 ) 12 .01 11 .98 – ( 0 .59 ) ( 0 .59 ) 33 .60
2020 22 .56 0 .06 0 .88 0 .94 ( 0 .08 ) ( 1 .21 ) ( 1 .29 ) 22 .21
2019 24 .26 0 .09 1 .20 1 .29 ( 0 .09 ) ( 2 .90 ) ( 2 .99 ) 22 .56
2018 25 .74 0 .11 0 .44 0 .55 ( 0 .06 ) ( 1 .97 ) ( 2 .03 ) 24 .26
R-1 shares
2022 28 .35 ( 0 .12 ) ( 5 .13 ) ( 5 .25 ) – ( 2 .13 ) ( 2 .13 ) 20 .97
2021 18 .94 ( 0 .22 ) 10 .19 9 .97 – ( 0 .56 ) ( 0 .56 ) 28 .35
2020 19 .49 ( 0 .09 ) 0 .75 0 .66 – ( 1 .21 ) ( 1 .21 ) 18 .94
2019 21 .46 ( 0 .07 ) 1 .00 0 .93 – ( 2 .90 ) ( 2 .90 ) 19 .49
2018 23 .11 ( 0 .09 ) 0 .41 0 .32 – ( 1 .97 ) ( 1 .97 ) 21 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 19 .05 ) % (b) $ 253,893 1 .14% – % ( 0 .07 ) % 18 .7%
54 .21 (b) 348,066 1 .12 – ( 0 .35 ) 38 .0
3 .71 (b) 202,896 1 .18 – ( 0 .03 ) 41 .6
7 .38 (b) 218,037 1 .22 – 0 .04 40 .0
1 .73 (b) 218,500 1 .18 – 0 .06 51 .6
( 19 .73 ) (b) 19,971 2 .00 – ( 0 .94 ) 18 .7
52 .89 (b) 29,570 1 .96 – ( 1 .18 ) 38 .0
2 .85 (b) 21,727 2 .03 – ( 0 .87 ) 41 .6
6 .44 (b) 26,671 2 .04 (c) – ( 0 .77 ) 40 .0
0 .93 (b) 34,505 1 .98 (c) – ( 0 .75 ) 51 .6
( 18 .88 ) (b) 193,888 0 .99 (d) 1 .01 (e) 0 .08 18 .7
54 .39 (b) ,(f) 259,335 0 .98 (d) 1 .00 (e) ( 0 .20 ) 38 .0
3 .88 (b) ,(f) 175,489 1 .03 (d) 1 .06 (e) 0 .12 41 .6
7 .50 (b) 189,772 1 .06 (d) 1 .09 (e) 0 .20 40 .0
1 .93 (b) 191,225 1 .02 (d) 1 .05 (e) 0 .22 51 .6
( 18 .79 ) 411,643 0 .85 (c) – 0 .21 18 .7
54 .64 577,259 0 .85 (c) – ( 0 .09 ) 38 .0
4 .07 147,591 0 .85 (c) – 0 .28 41 .6
7 .72 (f) 107,829 0 .85 (c) – 0 .41 40 .0
2 .12 (f) 91,484 0 .81 (c) – 0 .42 51 .6
( 19 .42 ) (f) 1,948 1 .62 – ( 0 .56 ) 18 .7
53 .43 (f) 2,847 1 .62 – ( 0 .84 ) 38 .0
3 .24 1,825 1 .63 – ( 0 .48 ) 41 .6
6 .91 2,407 1 .63 – ( 0 .37 ) 40 .0
1 .25 2,403 1 .63 – ( 0 .38 ) 51 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2022 $ 30 .51 ( $ 0 .06 ) ( $ 5 .54 ) ( $ 5 .60 ) $ – ( $ 2 .13 ) ( $ 2 .13 ) $ 22 .78
2021 20 .28 ( 0 .15 ) 10 .94 10 .79 – ( 0 .56 ) ( 0 .56 ) 30 .51
2020 20 .72 ( 0 .03 ) 0 .80 0 .77 – ( 1 .21 ) ( 1 .21 ) 20 .28
2019 22 .55 ( 0 .01 ) 1 .08 1 .07 – ( 2 .90 ) ( 2 .90 ) 20 .72
2018 24 .12 ( 0 .02 ) 0 .42 0 .40 – ( 1 .97 ) ( 1 .97 ) 22 .55
R-4 shares
2022 32 .15 ( 0 .01 ) ( 5 .86 ) ( 5 .87 ) – ( 2 .13 ) ( 2 .13 ) 24 .15
2021 21 .30 ( 0 .10 ) 11 .51 11 .41 – ( 0 .56 ) ( 0 .56 ) 32 .15
2020 21 .69 – 0 .84 0 .84 ( 0 .02 ) ( 1 .21 ) ( 1 .23 ) 21 .30
2019 23 .46 0 .03 1 .14 1 .17 ( 0 .04 ) ( 2 .90 ) ( 2 .94 ) 21 .69
2018 24 .96 0 .03 0 .44 0 .47 – ( 1 .97 ) ( 1 .97 ) 23 .46
R-5 shares
2022 33 .14 0 .02 ( 6 .05 ) ( 6 .03 ) – ( 2 .13 ) ( 2 .13 ) 24 .98
2021 21 .91 ( 0 .07 ) 11 .86 11 .79 – ( 0 .56 ) ( 0 .56 ) 33 .14
2020 22 .28 0 .03 0 .86 0 .89 ( 0 .05 ) ( 1 .21 ) ( 1 .26 ) 21 .91
2019 24 .00 0 .06 1 .17 1 .23 ( 0 .05 ) ( 2 .90 ) ( 2 .95 ) 22 .28
2018 25 .47 0 .06 0 .45 0 .51 ( 0 .01 ) ( 1 .97 ) ( 1 .98 ) 24 .00
R-6 shares
2022 33 .61 0 .08 ( 6 .14 ) ( 6 .06 ) – ( 2 .13 ) ( 2 .13 ) 25 .42
2021 22 .21 – 12 .01 12 .01 – ( 0 .61 ) ( 0 .61 ) 33 .61
2020 22 .56 0 .08 0 .88 0 .96 ( 0 .10 ) ( 1 .21 ) ( 1 .31 ) 22 .21
2019 24 .25 0 .11 1 .20 1 .31 ( 0 .10 ) ( 2 .90 ) ( 3 .00 ) 22 .56
2018 25 .72 0 .11 0 .46 0 .57 ( 0 .07 ) ( 1 .97 ) ( 2 .04 ) 24 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 19 .15 ) % $ 14,119 1 .31% ( 0 .24 ) % 18 .7%
53 .90 15,267 1 .31 ( 0 .54 ) 38 .0
3 .60 7,119 1 .32 ( 0 .17 ) 41 .6
7 .23 9,247 1 .32 ( 0 .06 ) 40 .0
1 .55 11,352 1 .32 ( 0 .07 ) 51 .6
( 19 .00 ) 40,043 1 .12 ( 0 .06 ) 18 .7
54 .23 50,467 1 .12 ( 0 .35 ) 38 .0
3 .78 28,740 1 .13 0 .01 41 .6
7 .42 25,604 1 .13 0 .12 40 .0
1 .80 18,401 1 .13 0 .10 51 .6
( 18 .91 ) 50,244 1 .00 0 .09 18 .7
54 .46 44,522 1 .00 ( 0 .23 ) 38 .0
3 .88 26,842 1 .01 0 .13 41 .6
7 .55 23,288 1 .01 0 .26 40 .0
1 .92 22,556 1 .01 0 .22 51 .6
( 18 .72 ) 221,952 0 .75 (b) 0 .32 18 .7
54 .76 169,609 0 .75 (b) 0 .01 38 .0
4 .14 75,621 0 .77 (b) 0 .37 41 .6
7 .82 (c) 62,428 0 .77 (b) 0 .49 40 .0
2 .20 (c) 48,252 0 .77 (b) 0 .42 51 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2022 $ 13 .34 ( $ 0 .06 ) ( $ 3 .36 ) ( $ 3 .42 ) ( $ 2 .45 ) ( $ 2 .45 ) $ 7 .47
2021 10 .37 ( 0 .09 ) 3 .94 3 .85 ( 0 .88 ) ( 0 .88 ) 13 .34
2020 9 .29 ( 0 .07 ) 2 .16 2 .09 ( 1 .01 ) ( 1 .01 ) 10 .37
2019 10 .56 ( 0 .07 ) 0 .69 0 .62 ( 1 .89 ) ( 1 .89 ) 9 .29
2018 10 .88 ( 0 .09 ) 1 .04 0 .95 ( 1 .27 ) ( 1 .27 ) 10 .56
Institutional shares
2022 20 .54 ( 0 .07 ) ( 5 .48 ) ( 5 .55 ) ( 2 .45 ) ( 2 .45 ) 12 .54
2021 15 .56 ( 0 .12 ) 5 .98 5 .86 ( 0 .88 ) ( 0 .88 ) 20 .54
2020 13 .45 ( 0 .08 ) 3 .20 3 .12 ( 1 .01 ) ( 1 .01 ) 15 .56
2019 14 .29 ( 0 .07 ) 1 .12 1 .05 ( 1 .89 ) ( 1 .89 ) 13 .45
2018 14 .27 ( 0 .08 ) 1 .37 1 .29 ( 1 .27 ) ( 1 .27 ) 14 .29
R-1 shares
2022 15 .05 ( 0 .12 ) ( 3 .87 ) ( 3 .99 ) ( 2 .45 ) ( 2 .45 ) 8 .61
2021 11 .67 ( 0 .19 ) 4 .45 4 .26 ( 0 .88 ) ( 0 .88 ) 15 .05
2020 10 .40 ( 0 .14 ) 2 .42 2 .28 ( 1 .01 ) ( 1 .01 ) 11 .67
2019 11 .62 ( 0 .14 ) 0 .81 0 .67 ( 1 .89 ) ( 1 .89 ) 10 .40
2018 11 .91 ( 0 .17 ) 1 .15 0 .98 ( 1 .27 ) ( 1 .27 ) 11 .62
R-3 shares
2022 15 .96 ( 0 .10 ) ( 4 .13 ) ( 4 .23 ) ( 2 .45 ) ( 2 .45 ) 9 .28
2021 12 .30 ( 0 .16 ) 4 .70 4 .54 ( 0 .88 ) ( 0 .88 ) 15 .96
2020 10 .87 ( 0 .11 ) 2 .55 2 .44 ( 1 .01 ) ( 1 .01 ) 12 .30
2019 12 .02 ( 0 .11 ) 0 .85 0 .74 ( 1 .89 ) ( 1 .89 ) 10 .87
2018 12 .25 ( 0 .14 ) 1 .18 1 .04 ( 1 .27 ) ( 1 .27 ) 12 .02
R-4 shares
2022 17 .51 ( 0 .09 ) ( 4 .59 ) ( 4 .68 ) ( 2 .45 ) ( 2 .45 ) 10 .38
2021 13 .40 ( 0 .14 ) 5 .13 4 .99 ( 0 .88 ) ( 0 .88 ) 17 .51
2020 11 .74 ( 0 .10 ) 2 .77 2 .67 ( 1 .01 ) ( 1 .01 ) 13 .40
2019 12 .79 ( 0 .10 ) 0 .94 0 .84 ( 1 .89 ) ( 1 .89 ) 11 .74
2018 12 .94 ( 0 .12 ) 1 .24 1 .12 ( 1 .27 ) ( 1 .27 ) 12 .79
R-5 shares
2022 18 .71 ( 0 .08 ) ( 4 .94 ) ( 5 .02 ) ( 2 .45 ) ( 2 .45 ) 11 .24
2021 14 .25 ( 0 .13 ) 5 .47 5 .34 ( 0 .88 ) ( 0 .88 ) 18 .71
2020 12 .42 ( 0 .09 ) 2 .93 2 .84 ( 1 .01 ) ( 1 .01 ) 14 .25
2019 13 .39 ( 0 .09 ) 1 .01 0 .92 ( 1 .89 ) ( 1 .89 ) 12 .42
2018 13 .47 ( 0 .11 ) 1 .30 1 .19 ( 1 .27 ) ( 1 .27 ) 13 .39
R-6 shares
2022 20 .56 ( 0 .05 ) ( 5 .49 ) ( 5 .54 ) ( 2 .45 ) ( 2 .45 ) 12 .57
2021 15 .55 ( 0 .10 ) 5 .99 5 .89 ( 0 .88 ) ( 0 .88 ) 20 .56
2020 13 .43 ( 0 .06 ) 3 .19 3 .13 ( 1 .01 ) ( 1 .01 ) 15 .55
2019 14 .27 ( 0 .06 ) 1 .11 1 .05 ( 1 .89 ) ( 1 .89 ) 13 .43
2018 14 .25 ( 0 .08 ) 1 .37 1 .29 ( 1 .27 ) ( 1 .27 ) 14 .27

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 29 .78 ) % (b) $ 63,827 1 .11% (c) 1 .15% (d) ( 0 .64 ) % 50 .7%
38 .18 (b) 103,343 1 .07 (c) 1 .11 (d) ( 0 .74 ) 62 .1
24 .24 (b) 78,084 1 .16 (c) 1 .22 (d) ( 0 .75 ) 67 .6
10 .17 (b) 69,567 1 .33 (c) 1 .45 (d) ( 0 .81 ) 57 .4
8 .82 (b) 66,138 1 .29 (c) 1 .41 (d) ( 0 .81 ) 68 .8
( 29 .74 ) (e) 195,117 0 .94 (f) – ( 0 .47 ) 50 .7
38 .44 (e) 300,718 0 .93 (f) – ( 0 .60 ) 62 .1
24 .51 (e) 222,802 0 .97 (f) – ( 0 .57 ) 67 .6
10 .50 (e) 148,229 1 .02 (f) – ( 0 .50 ) 57 .4
9 .12 152,106 1 .02 (f) – ( 0 .54 ) 68 .8
( 30 .30 ) (e) 1,688 1 .71 (f) – ( 1 .25 ) 50 .7
37 .37 (e) 2,523 1 .71 (f) – ( 1 .38 ) 62 .1
23 .53 (e) 1,980 1 .75 (f) – ( 1 .34 ) 67 .6
9 .59 1,757 1 .87 (f) – ( 1 .35 ) 57 .4
8 .27 2,255 1 .87 (f) – ( 1 .39 ) 68 .8
( 30 .07 ) (e) 13,703 1 .40 (f) – ( 0 .94 ) 50 .7
37 .78 18,489 1 .40 (f) – ( 1 .07 ) 62 .1
23 .92 13,013 1 .44 (f) – ( 1 .03 ) 67 .6
9 .90 13,075 1 .56 (f) – ( 1 .04 ) 57 .4
8 .54 14,357 1 .56 (f) – ( 1 .08 ) 68 .8
( 29 .95 ) (e) 9,817 1 .21 (f) – ( 0 .75 ) 50 .7
38 .13 (e) 21,478 1 .21 (f) – ( 0 .88 ) 62 .1
24 .12 15,438 1 .25 (f) – ( 0 .84 ) 67 .6
10 .11 12,710 1 .37 (f) – ( 0 .85 ) 57 .4
8 .72 12,526 1 .37 (f) – ( 0 .89 ) 68 .8
( 29 .79 ) 32,559 1 .09 (f) – ( 0 .63 ) 50 .7
38 .24 50,285 1 .09 (f) – ( 0 .75 ) 62 .1
24 .17 42,541 1 .13 (f) – ( 0 .72 ) 67 .6
10 .29 37,322 1 .25 (f) – ( 0 .73 ) 57 .4
8 .91 43,250 1 .25 (f) – ( 0 .77 ) 68 .8
( 29 .67 ) (e) 1,935,411 0 .84 (f) – ( 0 .37 ) 50 .7
38 .60 2,780,704 0 .83 (f) – ( 0 .50 ) 62 .1
24 .63 (e) 1,817,204 0 .86 (f) – ( 0 .46 ) 67 .6
10 .52 (e) 1,497,648 0 .99 (f) – ( 0 .48 ) 57 .4
9 .13 1,457,244 0 .99 (f) – ( 0 .52 ) 68 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2022 $ 31 .18 $ 0 .27 ( $ 3 .84 ) ( $ 3 .57 ) ( $ 0 .25 ) ( $ 2 .49 ) ( $ 2 .74 ) $ 24 .87
2021 20 .17 0 .24 11 .32 11 .56 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 31 .18
2020 23 .55 0 .21 ( 1 .85 ) ( 1 .64 ) ( 0 .26 ) ( 1 .48 ) ( 1 .74 ) 20 .17
2019 26 .23 0 .23 0 .04 0 .27 ( 0 .27 ) ( 2 .68 ) ( 2 .95 ) 23 .55
2018 26 .68 0 .24 1 .10 1 .34 ( 0 .25 ) ( 1 .54 ) ( 1 .79 ) 26 .23
Institutional shares
2022 33 .36 0 .34 ( 4 .12 ) ( 3 .78 ) ( 0 .30 ) ( 2 .49 ) ( 2 .79 ) 26 .79
2021 21 .54 0 .31 12 .09 12 .40 ( 0 .27 ) ( 0 .31 ) ( 0 .58 ) 33 .36
2020 25 .03 0 .27 ( 1 .98 ) ( 1 .71 ) ( 0 .30 ) ( 1 .48 ) ( 1 .78 ) 21 .54
2019 27 .68 0 .30 0 .05 0 .35 ( 0 .32 ) ( 2 .68 ) ( 3 .00 ) 25 .03
2018 28 .06 0 .31 1 .15 1 .46 ( 0 .30 ) ( 1 .54 ) ( 1 .84 ) 27 .68
R-1 shares
2022 32 .59 0 .10 ( 4 .03 ) ( 3 .93 ) ( 0 .02 ) ( 2 .49 ) ( 2 .51 ) 26 .15
2021 21 .08 0 .06 11 .85 11 .91 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 32 .59
2020 24 .50 0 .09 ( 1 .95 ) ( 1 .86 ) ( 0 .08 ) ( 1 .48 ) ( 1 .56 ) 21 .08
2019 27 .11 0 .10 0 .07 0 .17 ( 0 .10 ) ( 2 .68 ) ( 2 .78 ) 24 .50
2018 27 .53 0 .07 1 .14 1 .21 ( 0 .09 ) ( 1 .54 ) ( 1 .63 ) 27 .11
R-3 shares
2022 34 .04 0 .20 ( 4 .22 ) ( 4 .02 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 27 .39
2021 21 .99 0 .16 12 .35 12 .51 ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 34 .04
2020 25 .52 0 .16 ( 2 .02 ) ( 1 .86 ) ( 0 .19 ) ( 1 .48 ) ( 1 .67 ) 21 .99
2019 28 .12 0 .18 0 .08 0 .26 ( 0 .18 ) ( 2 .68 ) ( 2 .86 ) 25 .52
2018 28 .49 0 .17 1 .17 1 .34 ( 0 .17 ) ( 1 .54 ) ( 1 .71 ) 28 .12
R-4 shares
2022 34 .52 0 .25 ( 4 .27 ) ( 4 .02 ) ( 0 .18 ) ( 2 .49 ) ( 2 .67 ) 27 .83
2021 22 .28 0 .22 12 .53 12 .75 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 34 .52
2020 25 .84 0 .21 ( 2 .07 ) ( 1 .86 ) ( 0 .22 ) ( 1 .48 ) ( 1 .70 ) 22 .28
2019 28 .43 0 .23 0 .08 0 .31 ( 0 .22 ) ( 2 .68 ) ( 2 .90 ) 25 .84
2018 28 .77 0 .23 1 .19 1 .42 ( 0 .22 ) ( 1 .54 ) ( 1 .76 ) 28 .43
R-5 shares
2022 34 .76 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .23 ) ( 2 .49 ) ( 2 .72 ) 28 .03
2021 22 .44 0 .26 12 .60 12 .86 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 34 .76
2020 26 .00 0 .23 ( 2 .06 ) ( 1 .83 ) ( 0 .25 ) ( 1 .48 ) ( 1 .73 ) 22 .44
2019 28 .59 0 .27 0 .08 0 .35 ( 0 .26 ) ( 2 .68 ) ( 2 .94 ) 26 .00
2018 28 .93 0 .26 1 .19 1 .45 ( 0 .25 ) ( 1 .54 ) ( 1 .79 ) 28 .59
R-6 shares
2022 33 .35 0 .35 ( 4 .11 ) ( 3 .76 ) ( 0 .32 ) ( 2 .49 ) ( 2 .81 ) 26 .78
2021 21 .54 0 .33 12 .08 12 .41 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 33 .35
2020 25 .03 0 .27 ( 1 .96 ) ( 1 .69 ) ( 0 .32 ) ( 1 .48 ) ( 1 .80 ) 21 .54
2019 27 .67 0 .31 0 .06 0 .37 ( 0 .33 ) ( 2 .68 ) ( 3 .01 ) 25 .03
2018 28 .05 0 .32 1 .15 1 .47 ( 0 .31 ) ( 1 .54 ) ( 1 .85 ) 27 .67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 12 .25 ) % (b) $ 175,397 0 .40% (c) 0 .42% (d) 1 .01% 15 .9%
57 .97 (b) 209,971 0 .39 (c) 0 .41 (d) 0 .83 11 .9
( 7 .93 ) (b) 136,338 0 .42 (c) 0 .45 (d) 1 .02 21 .4
2 .86 (b) 171,912 0 .44 (c) 0 .47 (d) 1 .01 16 .8
5 .14 (b) 182,777 0 .41 (c) 0 .44 (d) 0 .89 17 .4
( 12 .08 ) 229,566 0 .21 (e) – 1 .19 15 .9
58 .26 291,508 0 .21 (e) – 1 .01 11 .9
( 7 .75 ) 218,125 0 .24 (e) – 1 .22 21 .4
3 .04 330,036 0 .24 (e) – 1 .21 16 .8
5 .32 359,661 0 .22 (e) – 1 .08 17 .4
( 12 .81 ) (f) 6,738 1 .04 – 0 .37 15 .9
56 .98 (f) 8,077 1 .04 – 0 .18 11 .9
( 8 .48 ) 6,987 1 .04 – 0 .42 21 .4
2 .24 10,201 1 .04 – 0 .41 16 .8
4 .46 12,877 1 .04 – 0 .26 17 .4
( 12 .54 ) 79,204 0 .73 – 0 .67 15 .9
57 .42 103,119 0 .73 – 0 .49 11 .9
( 8 .19 ) 71,759 0 .73 – 0 .72 21 .4
2 .55 101,745 0 .73 – 0 .73 16 .8
4 .77 109,187 0 .73 – 0 .57 17 .4
( 12 .35 ) 34,056 0 .54 – 0 .86 15 .9
57 .78 45,339 0 .54 – 0 .68 11 .9
( 8 .07 ) 39,413 0 .54 – 0 .92 21 .4
2 .75 57,686 0 .54 – 0 .92 16 .8
5 .01 74,989 0 .54 – 0 .76 17 .4
( 12 .25 ) 103,304 0 .42 – 0 .99 15 .9
57 .89 128,741 0 .42 – 0 .80 11 .9
( 7 .91 ) 92,028 0 .42 – 1 .04 21 .4
2 .89 132,921 0 .42 – 1 .04 16 .8
5 .10 179,867 0 .42 – 0 .88 17 .4
( 12 .04 ) 533,682 0 .16 (e) – 1 .24 15 .9
58 .33 646,055 0 .16 (e) – 1 .06 11 .9
( 7 .67 ) 459,359 0 .16 (e) – 1 .28 21 .4
3 .14 464,412 0 .17 (e) – 1 .28 16 .8
5 .37 383,063 0 .16 (e) – 1 .12 17 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2022 $ 14 .02 $ 0 .05 ( $ 0 .75 ) ( $ 0 .70 ) ( $ 0 .06 ) ( $ 1 .85 ) ( $ 1 .91 ) $ 11 .41
2021 8 .63 0 .04 5 .39 5 .43 ( 0 .04 ) – ( 0 .04 ) 14 .02
2020 10 .19 0 .04 ( 1 .55 ) ( 1 .51 ) ( 0 .05 ) – ( 0 .05 ) 8 .63
2019 11 .78 0 .05 0 .19 0 .24 ( 0 .05 ) ( 1 .78 ) ( 1 .83 ) 10 .19
2018 13 .42 0 .02 ( 0 .35 ) ( 0 .33 ) ( 0 .01 ) ( 1 .30 ) ( 1 .31 ) 11 .78
Institutional shares
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .09 ) ( 1 .85 ) ( 1 .94 ) 11 .88
2021 8 .94 0 .09 5 .56 5 .65 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .55 0 .08 ( 1 .59 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .94
2019 12 .12 0 .10 0 .20 0 .30 ( 0 .09 ) ( 1 .78 ) ( 1 .87 ) 10 .55
2018 13 .77 0 .07 ( 0 .36 ) ( 0 .29 ) ( 0 .06 ) ( 1 .30 ) ( 1 .36 ) 12 .12
R-1 shares
2022 12 .79 ( 0 .01 ) ( 0 .68 ) ( 0 .69 ) – ( 1 .85 ) ( 1 .85 ) 10 .25
2021 7 .90 ( 0 .02 ) 4 .92 4 .90 ( 0 .01 ) – ( 0 .01 ) 12 .79
2020 9 .32 0 .01 ( 1 .43 ) ( 1 .42 ) – – – 7 .90
2019 10 .93 0 .01 0 .16 0 .17 – ( 1 .78 ) ( 1 .78 ) 9 .32
2018 12 .59 ( 0 .04 ) ( 0 .32 ) ( 0 .36 ) – ( 1 .30 ) ( 1 .30 ) 10 .93
R-3 shares
2022 13 .76 0 .02 ( 0 .73 ) ( 0 .71 ) ( 0 .03 ) ( 1 .85 ) ( 1 .88 ) 11 .17
2021 8 .48 0 .02 5 .29 5 .31 ( 0 .03 ) – ( 0 .03 ) 13 .76
2020 10 .01 0 .03 ( 1 .52 ) ( 1 .49 ) ( 0 .04 ) – ( 0 .04 ) 8 .48
2019 11 .59 0 .04 0 .18 0 .22 ( 0 .02 ) ( 1 .78 ) ( 1 .80 ) 10 .01
2018 13 .23 – ( 0 .34 ) ( 0 .34 ) – ( 1 .30 ) ( 1 .30 ) 11 .59
R-4 shares
2022 14 .02 0 .05 ( 0 .76 ) ( 0 .71 ) ( 0 .05 ) ( 1 .85 ) ( 1 .90 ) 11 .41
2021 8 .63 0 .05 5 .39 5 .44 ( 0 .05 ) – ( 0 .05 ) 14 .02
2020 10 .19 0 .05 ( 1 .55 ) ( 1 .50 ) ( 0 .06 ) – ( 0 .06 ) 8 .63
2019 11 .77 0 .06 0 .18 0 .24 ( 0 .04 ) ( 1 .78 ) ( 1 .82 ) 10 .19
2018 13 .41 0 .02 ( 0 .35 ) ( 0 .33 ) ( 0 .01 ) ( 1 .30 ) ( 1 .31 ) 11 .77
R-5 shares
2022 14 .20 0 .06 ( 0 .75 ) ( 0 .69 ) ( 0 .07 ) ( 1 .85 ) ( 1 .92 ) 11 .59
2021 8 .75 0 .06 5 .45 5 .51 ( 0 .06 ) – ( 0 .06 ) 14 .20
2020 10 .33 0 .06 ( 1 .57 ) ( 1 .51 ) ( 0 .07 ) – ( 0 .07 ) 8 .75
2019 11 .91 0 .07 0 .19 0 .26 ( 0 .06 ) ( 1 .78 ) ( 1 .84 ) 10 .33
2018 13 .55 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .03 ) ( 1 .30 ) ( 1 .33 ) 11 .91
R-6 shares
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .10 ) ( 1 .85 ) ( 1 .95 ) 11 .87
2021 8 .93 0 .10 5 .56 5 .66 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .54 0 .09 ( 1 .60 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .93
2019 12 .12 0 .10 0 .19 0 .29 ( 0 .09 ) ( 1 .78 ) ( 1 .87 ) 10 .54
2018 13 .76 0 .07 ( 0 .35 ) ( 0 .28 ) ( 0 .06 ) ( 1 .30 ) ( 1 .36 ) 12 .12

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 5 .41 ) % (b) $ 20,790 1 .28% (c) 1 .32% (d) 0 .40% 55 .4%
63 .03 (b) 23,564 1 .29 (c) 1 .33 (d) 0 .35 87 .5
( 14 .92 ) (b) 11,752 1 .48 (c) 1 .54 (d) 0 .42 92 .2
4 .60 (b) 16,348 1 .45 (c) 1 .52 (d) 0 .46 76 .1
( 3 .18 ) (b) 17,180 1 .36 (c) 1 .43 (d) 0 .13 84 .1
( 5 .02 ) 185,308 0 .96 (e) – 0 .73 55 .4
63 .45 204,526 0 .96 (e) – 0 .70 87 .5
( 14 .51 ) 103,672 0 .98 (e) – 0 .90 92 .2
5 .09 116,450 0 .99 (e) – 0 .92 76 .1
( 2 .80 ) 129,984 1 .00 (e) – 0 .49 84 .1
( 5 .84 ) 772 1 .80 (e) – ( 0 .13 ) 55 .4
62 .06 741 1 .80 (e) – ( 0 .13 ) 87 .5
( 15 .21 ) 583 1 .84 (e) – 0 .06 92 .2
4 .21 871 1 .84 (e) – 0 .07 76 .1
( 3 .61 ) 983 1 .84 (e) – ( 0 .35 ) 84 .1
( 5 .59 ) 5,063 1 .49 (e) – 0 .19 55 .4
62 .67 6,089 1 .49 (e) – 0 .14 87 .5
( 14 .99 ) 3,599 1 .53 (e) – 0 .39 92 .2
4 .51 6,798 1 .53 (e) – 0 .39 76 .1
( 3 .27 ) 9,087 1 .53 (e) – ( 0 .04 ) 84 .1
( 5 .45 ) 2,703 1 .30 (e) – 0 .39 55 .4
63 .15 4,153 1 .30 (e) – 0 .37 87 .5
( 14 .84 ) 2,278 1 .34 (e) – 0 .59 92 .2
4 .67 4,746 1 .34 (e) – 0 .57 76 .1
( 3 .14 ) 4,824 1 .34 (e) – 0 .15 84 .1
( 5 .28 ) 13,339 1 .18 (e) – 0 .51 55 .4
63 .22 16,754 1 .18 (e) – 0 .49 87 .5
( 14 .74 ) 14,788 1 .22 (e) – 0 .69 92 .2
4 .80 19,469 1 .22 (e) – 0 .70 76 .1
( 2 .99 ) 23,256 1 .22 (e) – 0 .28 84 .1
( 5 .07 ) 895,326 0 .93 (e) – 0 .76 55 .4
63 .66 1,150,438 0 .93 (e) – 0 .72 87 .5
( 14 .51 ) 663,938 0 .96 (e) – 0 .94 92 .2
5 .05 840,894 0 .97 (e) – 0 .94 76 .1
( 2 .70 ) 885,580 0 .96 (e) – 0 .54 84 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2022 $ 7 .61 $ 0 .17 ( $ 1 .30 ) ( $ 1 .13 ) ( $ 0 .17 ) ( $ 0 .17 ) $ 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
2019 6 .95 0 .24 0 .47 0 .71 ( 0 .23 ) ( 0 .23 ) 7 .43
2018 7 .24 0 .28 ( 0 .31 ) ( 0 .03 ) ( 0 .26 ) ( 0 .26 ) 6 .95
Class C shares
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
2019 6 .97 0 .19 0 .47 0 .66 ( 0 .17 ) ( 0 .17 ) 7 .46
2018 7 .27 0 .22 ( 0 .32 ) ( 0 .10 ) ( 0 .20 ) ( 0 .20 ) 6 .97
Institutional shares
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44
2018 7 .25 0 .29 ( 0 .31 ) ( 0 .02 ) ( 0 .28 ) ( 0 .28 ) 6 .95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 14 .99 ) % (b) $ 299,054 0 .77% 0 .73% (c) 2 .44% 59 .3%
5 .19 (b) 417,381 0 .79 0 .76 (c) 2 .18 24 .8
1 .89 (b) 356,581 0 .81 0 .77 (c) 2 .50 66 .7
10 .28 (b) 358,580 0 .86 0 .79 (c) 3 .36 64 .0
( 0 .42 ) (b) 269,439 0 .85 0 .78 (c) 3 .87 65 .8
( 15 .67 ) (b) 22,134 1 .61 (d) 1 .57 (c) ,(d) 1 .59 59 .3
4 .17 (b) 35,338 1 .61 (d) 1 .58 (c) ,(d) 1 .37 24 .8
1 .05 (b) 38,229 1 .63 (d) 1 .59 (c) ,(d) 1 .69 66 .7
9 .51 (b) 39,162 1 .67 (d) 1 .60 (c) ,(d) 2 .55 64 .0
( 1 .38 ) (b) 26,337 1 .67 (d) 1 .60 (c) ,(d) 3 .05 65 .8
( 14 .88 ) (e) 278,642 0 .50 (d) 0 .46 (c) ,(d) 2 .72 59 .3
5 .44 (e) 345,082 0 .54 (d) 0 .51 (c) ,(d) 2 .42 24 .8
2 .14 248,148 0 .56 (d) 0 .52 (c) ,(d) 2 .85 66 .7
10 .73 163,406 0 .59 (d) 0 .52 (c) ,(d) 3 .57 64 .0
( 0 .31 ) 70,842 0 .59 (d) 0 .52 (c) ,(d) 4 .11 65 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund (formerly Global Diversified Income Fund),
Diversified International Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund (formerly International Emerging
Markets Fund), Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation
Protection Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010
Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal
LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065
Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid
2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund,
Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM
Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt
Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund
(formerly Global Diversified Income Fund), Diversified International Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging
Markets Fund (formerly International Emerging Markets Fund), Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market
Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund
III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal
Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime
2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund,
Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025
Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal
LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid
Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600
Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”) (63 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (63 of the portfolios constituting the Fund) at October 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund
Core Plus Bond Fund
Diversified Income Fund (formerly Global Diversified Income Fund)
Diversified International Fund
Equity Income Fund
Finisterre Emerging Markets Total Return Bond Fund
Global Emerging Markets Fund (formerly International Emerging
Markets Fund)
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
For the year ended
October 31, 2022
For each of the two
years in the period ended
October 31, 2022
For each of the five years in the period
ended October 31, 2022

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, agent banks, brokers and transfer agents; when replies were not received from brokers or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 22 , 2022
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
Government Money Market Fund
For the year ended
October 31, 2022
For each of the two
years in the period ended
October 31, 2022
For each of the four years in the period
ended October 31, 2022 and the period
from December 20, 2017, date operations
commenced, through October 31, 2018

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2022 to
October 31, 2022 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 951.90 $ 3.99 $ 1,000.00 $ 1,021.12 $ 4.13 0.81%
Class C 1,000.00 948.02 8.05 1,000.00 1,016.94 8.34 1.64
Institutional 1,000.00 952.11 2.76 1,000.00 1,022.38 2.85 0.56
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 951.90 3.49 1,000.00 1,021.63 3.62 0.71
Class C 1,000.00 948.02 7.56 1,000.00 1,017.44 7.83 1.54
Institutional 1,000.00 952.11 2.26 1,000.00 1,022.89 2.35 0.46
Core Fixed Income Fund
Class A 1,000.00 930.60 3.70 1,000.00 1,021.37 3.87 0.76
Class C 1,000.00 925.75 8.01 1,000.00 1,016.89 8.39 1.65
Class J 1,000.00 931.37 3.02 1,000.00 1,022.08 3.16 0.62
Institutional 1,000.00 932.22 2.24 1,000.00 1,022.89 2.35 0.46
R-1 1,000.00 928.49 6.12 1,000.00 1,018.85 6.41 1.26
R-3 1,000.00 930.09 4.62 1,000.00 1,020.42 4.84 0.95
R-4 1,000.00 930.91 3.70 1,000.00 1,021.37 3.87 0.76
R-5 1,000.00 931.32 3.12 1,000.00 1,021.98 3.26 0.64
R-6 1,000.00 932.53 1.85 1,000.00 1,023.29 1.94 0.38

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 921.24 $ 4.07 $ 1,000.00 $ 1,020.97 $ 4.28 0.84%
Class J 1,000.00 920.72 4.21 1,000.00 1,020.82 4.43 0.87
Institutional 1,000.00 922.45 2.71 1,000.00 1,022.38 2.85 0.56
R-1 1,000.00 918.66 6.67 1,000.00 1,018.25 7.02 1.38
R-3 1,000.00 920.57 5.18 1,000.00 1,019.81 5.45 1.07
R-4 1,000.00 921.21 4.26 1,000.00 1,020.77 4.48 0.88
R-5 1,000.00 921.13 3.68 1,000.00 1,021.37 3.87 0.76
Diversified Income Fund
Class A 1,000.00 930.03 4.96 1,000.00 1,020.06 5.19 1.02
Class C 1,000.00 925.97 8.59 1,000.00 1,016.28 9.00 1.77
Institutional 1,000.00 932.02 3.31 1,000.00 1,021.78 3.47 0.68
R-6 1,000.00 932.03 3.26 1,000.00 1,021.83 3.41 0.67
Diversified International Fund
Class A 1,000.00 882.79 5.93 1,000.00 1,018.90 6.36 1.25
Class J 1,000.00 883.53 5.41 1,000.00 1,019.46 5.80 1.14
Institutional 1,000.00 884.39 4.18 1,000.00 1,020.77 4.48 0.88
R-1 1,000.00 881.58 7.87 1,000.00 1,016.84 8.44 1.66
R-3 1,000.00 883.22 6.41 1,000.00 1,018.40 6.87 1.35
R-4 1,000.00 883.59 5.51 1,000.00 1,019.36 5.90 1.16
R-5 1,000.00 884.65 4.94 1,000.00 1,019.96 5.30 1.04
R-6 1,000.00 886.04 3.71 1,000.00 1,021.27 3.97 0.78
Equity Income Fund
Class A 1,000.00 957.69 4.24 1,000.00 1,020.87 4.38 0.86
Class C 1,000.00 954.00 8.03 1,000.00 1,016.99 8.29 1.63
Class J 1,000.00 957.99 3.80 1,000.00 1,021.32 3.92 0.77
Institutional 1,000.00 959.58 2.57 1,000.00 1,022.58 2.65 0.52
R-1 1,000.00 955.28 6.85 1,000.00 1,018.20 7.07 1.39
R-3 1,000.00 956.73 5.33 1,000.00 1,019.76 5.50 1.08
R-4 1,000.00 957.76 4.39 1,000.00 1,020.72 4.53 0.89
R-5 1,000.00 958.20 3.80 1,000.00 1,021.32 3.92 0.77
Finisterre Emerging Markets Total Return Bond Fund
Institutional 1,000.00 887.46 4.00 1,000.00 1,020.97 4.28 0.84
Global Emerging Markets Fund
Class A 1,000.00 819.44 7.15 1,000.00 1,017.34 7.93 1.56
Class J 1,000.00 820.39 6.33 1,000.00 1,018.25 7.02 1.38
Institutional 1,000.00 821.34 5.55 1,000.00 1,019.11 6.16 1.21
R-1 1,000.00 817.77 9.07 1,000.00 1,015.22 10.06 1.98
R-3 1,000.00 819.12 7.66 1,000.00 1,016.79 8.49 1.67
R-4 1,000.00 819.90 6.79 1,000.00 1,017.74 7.53 1.48
R-5 1,000.00 820.50 6.24 1,000.00 1,018.35 6.92 1.36
R-6 1,000.00 821.49 5.05 1,000.00 1,019.66 5.60 1.10
Global Real Estate Securities Fund
Class A 1,000.00 784.69 5.89 1,000.00 1,018.60 6.67 1.31
Institutional 1,000.00 786.65 4.23 1,000.00 1,020.47 4.79 0.94
R-3 1,000.00 785.44 6.53 1,000.00 1,017.90 7.38 1.45
R-4 1,000.00 785.85 5.67 1,000.00 1,018.85 6.41 1.26
R-5 1,000.00 786.25 5.13 1,000.00 1,019.46 5.80 1.14
R-6 1,000.00 786.85 4.01 1,000.00 1,020.72 4.53 0.89

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
Government & High Quality Bond Fund
Class A $ 1,000.00 $ 924.79 $ 3.88 $ 1,000.00 $ 1,021.17 $ 4.08 0.80%
Class J 1,000.00 924.73 4.08 1,000.00 1,020.97 4.28 0.84
Institutional 1,000.00 926.15 2.52 1,000.00 1,022.58 2.65 0.52
R-1 1,000.00 922.65 6.25 1,000.00 1,018.70 6.56 1.29
R-3 1,000.00 924.09 4.75 1,000.00 1,020.27 4.99 0.98
R-4 1,000.00 924.97 3.83 1,000.00 1,021.22 4.02 0.79
R-5 1,000.00 924.54 3.25 1,000.00 1,021.83 3.41 0.67
Government Money Market Fund
Institutional 1,000.00 1,008.04 0.91 1,000.00 1,024.30 0.92 0.18
High Income Fund
Institutional 1,000.00 950.41 3.00 1,000.00 1,022.13 3.11 0.61
High Yield Fund
Class A 1,000.00 955.17 4.48 1,000.00 1,020.62 4.63 0.91
Class C 1,000.00 953.32 8.42 1,000.00 1,016.59 8.69 1.71
Institutional 1,000.00 957.73 3.01 1,000.00 1,022.13 3.11 0.61
R-6 1,000.00 958.15 2.57 1,000.00 1,022.58 2.65 0.52
Inflation Protection Fund
Class J 1,000.00 919.28 3.53 1,000.00 1,021.53 3.72 0.73
Institutional 1,000.00 920.36 1.89 1,000.00 1,023.24 1.99 0.39
R-1 1,000.00 916.26 6.13 1,000.00 1,018.80 6.46 1.27
R-3 1,000.00 917.46 4.64 1,000.00 1,020.37 4.89 0.96
R-4 1,000.00 918.54 3.72 1,000.00 1,021.32 3.92 0.77
R-5 1,000.00 919.67 3.15 1,000.00 1,021.93 3.31 0.65
International Fund I
Institutional 1,000.00 850.87 3.87 1,000.00 1,021.02 4.23 0.83
R-1 1,000.00 846.97 7.50 1,000.00 1,017.09 8.19 1.61
R-3 1,000.00 848.60 6.06 1,000.00 1,018.65 6.61 1.30
R-4 1,000.00 849.58 5.17 1,000.00 1,019.61 5.65 1.11
R-5 1,000.00 849.81 4.62 1,000.00 1,020.21 5.04 0.99
R-6 1,000.00 851.63 3.41 1,000.00 1,021.53 3.72 0.73
LargeCap Growth Fund I
Class A 1,000.00 901.02 4.70 1,000.00 1,020.27 4.99 0.98
Class J 1,000.00 901.53 3.83 1,000.00 1,021.17 4.08 0.80
Institutional 1,000.00 902.82 3.21 1,000.00 1,021.83 3.41 0.67
R-1 1,000.00 899.22 7.04 1,000.00 1,017.80 7.48 1.47
R-3 1,000.00 900.77 5.56 1,000.00 1,019.36 5.90 1.16
R-4 1,000.00 901.69 4.65 1,000.00 1,020.32 4.94 0.97
R-5 1,000.00 901.85 4.07 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 902.94 2.83 1,000.00 1,022.23 3.01 0.59

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
LargeCap S&P 500 Index Fund
Class A $ 1,000.00 $ 943.15 $ 2.01 $ 1,000.00 $ 1,023.14 $ 2.09 0.41%
Class C 1,000.00 939.25 6.35 1,000.00 1,018.65 6.61 1.30
Class J 1,000.00 943.80 1.71 1,000.00 1,023.44 1.79 0.35
Institutional 1,000.00 944.58 0.78 1,000.00 1,024.40 0.82 0.16
R-1 1,000.00 940.11 5.04 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 941.82 3.52 1,000.00 1,021.58 3.67 0.72
R-4 1,000.00 942.56 2.60 1,000.00 1,022.53 2.70 0.53
R-5 1,000.00 943.23 2.01 1,000.00 1,023.14 2.09 0.41
LargeCap Value Fund III
Class J 1,000.00 995.03 4.93 1,000.00 1,020.27 4.99 0.98
Institutional 1,000.00 995.66 3.57 1,000.00 1,021.63 3.62 0.71
R-1 1,000.00 991.29 7.93 1,000.00 1,017.24 8.03 1.58
R-3 1,000.00 993.33 6.38 1,000.00 1,018.80 6.46 1.27
R-4 1,000.00 994.03 5.43 1,000.00 1,019.76 5.50 1.08
R-5 1,000.00 994.63 4.83 1,000.00 1,020.37 4.89 0.96
MidCap Fund
Class A 1,000.00 942.89 4.60 1,000.00 1,020.47 4.79 0.94
Class C 1,000.00 939.38 8.46 1,000.00 1,016.48 8.79 1.73
Class J 1,000.00 943.59 3.92 1,000.00 1,021.17 4.08 0.80
Institutional 1,000.00 944.03 3.28 1,000.00 1,021.83 3.41 0.67
R-1 1,000.00 940.23 7.14 1,000.00 1,017.85 7.43 1.46
R-3 1,000.00 941.92 5.63 1,000.00 1,019.41 5.85 1.15
R-4 1,000.00 942.87 4.70 1,000.00 1,020.37 4.89 0.96
R-5 1,000.00 943.47 4.11 1,000.00 1,020.97 4.28 0.84
R-6 1,000.00 944.35 2.94 1,000.00 1,022.18 3.06 0.60
MidCap Growth Fund
Class J 1,000.00 907.23 4.42 1,000.00 1,020.57 4.69 0.92
Institutional 1,000.00 909.00 3.61 1,000.00 1,021.42 3.82 0.75
R-1 1,000.00 904.11 7.39 1,000.00 1,017.44 7.83 1.54
R-3 1,000.00 906.51 5.91 1,000.00 1,019.00 6.26 1.23
R-4 1,000.00 906.65 5.00 1,000.00 1,019.96 5.30 1.04
R-5 1,000.00 907.44 4.42 1,000.00 1,020.57 4.69 0.92
MidCap Growth Fund III
Class J 1,000.00 963.01 5.69 1,000.00 1,019.41 5.85 1.15
Institutional 1,000.00 964.48 4.16 1,000.00 1,020.97 4.28 0.84
R-1 1,000.00 960.86 8.50 1,000.00 1,016.53 8.74 1.72
R-3 1,000.00 962.22 6.97 1,000.00 1,018.10 7.17 1.41
R-4 1,000.00 962.49 6.03 1,000.00 1,019.06 6.21 1.22
R-5 1,000.00 962.56 5.44 1,000.00 1,019.66 5.60 1.10
MidCap S&P 400 Index Fund
Class J 1,000.00 980.21 2.00 1,000.00 1,023.19 2.04 0.40
Institutional 1,000.00 980.49 1.15 1,000.00 1,024.05 1.17 0.23
R-1 1,000.00 976.54 5.18 1,000.00 1,019.96 5.30 1.04
R-3 1,000.00 978.23 3.64 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 978.80 2.69 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 979.91 2.10 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 981.40 0.80 1,000.00 1,024.40 0.82 0.16

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
MidCap Value Fund I
Class A $ 1,000.00 $ 976.53 $ 5.53 $ 1,000.00 $ 1,019.61 $ 5.65 1.11%
Class J 1,000.00 977.48 4.39 1,000.00 1,020.77 4.48 0.88
Institutional 1,000.00 978.38 3.44 1,000.00 1,021.73 3.52 0.69
R-1 1,000.00 974.05 7.46 1,000.00 1,017.64 7.63 1.50
R-3 1,000.00 976.18 5.93 1,000.00 1,019.21 6.06 1.19
R-4 1,000.00 976.86 4.98 1,000.00 1,020.16 5.09 1.00
R-5 1,000.00 977.62 4.39 1,000.00 1,020.77 4.48 0.88
R-6 1,000.00 978.43 3.09 1,000.00 1,022.08 3.16 0.62
Money Market Fund
Class A 1,000.00 1,006.25 3.74 1,000.00 1,021.48 3.77 0.74
Class J 1,000.00 1,006.45 3.54 1,000.00 1,021.68 3.57 0.70
Overseas Fund
Institutional 1,000.00 886.45 4.71 1,000.00 1,020.21 5.04 0.99
R-1 1,000.00 882.29 8.78 1,000.00 1,015.88 9.40 1.85
R-3 1,000.00 884.19 7.31 1,000.00 1,017.44 7.83 1.54
R-4 1,000.00 884.88 6.41 1,000.00 1,018.40 6.87 1.35
Principal Capital Appreciation Fund
Class A 1,000.00 971.89 3.88 1,000.00 1,021.27 3.97 0.78
Class C 1,000.00 967.54 8.18 1,000.00 1,016.89 8.39 1.65
Institutional 1,000.00 973.42 2.29 1,000.00 1,022.89 2.35 0.46
R-1 1,000.00 969.12 6.55 1,000.00 1,018.55 6.72 1.32
R-3 1,000.00 970.67 5.02 1,000.00 1,020.11 5.14 1.01
R-4 1,000.00 971.65 4.08 1,000.00 1,021.07 4.18 0.82
R-5 1,000.00 972.19 3.48 1,000.00 1,021.68 3.57 0.70
Principal LifeTime 2010 Fund
Class A 1,000.00 936.03 1.85 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 936.86 0.93 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 937.98 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 932.88 4.34 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 935.79 2.83 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 936.01 1.90 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 936.91 1.32 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2015 Fund
Institutional 1,000.00 936.65 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 932.40 4.33 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 934.73 2.83 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 934.33 1.90 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 935.56 1.32 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2020 Fund
Class A 1,000.00 933.13 1.75 1,000.00 1,023.39 1.84 0.36
Class J 1,000.00 934.38 0.88 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 934.88 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 930.69 4.28 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 932.55 2.78 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 932.81 1.85 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 933.70 1.27 1,000.00 1,023.89 1.33 0.26

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime 2025 Fund
Institutional $ 1,000.00 $ 932.32 $ 0.05 $ 1,000.00 $ 1,025.16 $ 0.05 0.01%
R-1 1,000.00 927.72 4.28 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 929.68 2.77 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 929.73 1.85 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 930.82 1.27 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2030 Fund
Class A 1,000.00 926.55 1.80 1,000.00 1,023.34 1.89 0.37
Class J 1,000.00 927.45 0.87 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 927.76 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 923.63 4.27 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 925.21 2.77 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 925.85 1.84 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 926.95 1.26 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 927.76 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 923.52 4.27 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 925.43 2.77 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 926.99 1.85 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 927.23 1.26 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2040 Fund
Class A 1,000.00 926.47 1.89 1,000.00 1,023.24 1.99 0.39
Class J 1,000.00 927.49 0.92 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 927.69 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 923.58 4.27 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 925.07 2.77 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 926.64 1.85 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 926.56 1.26 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 928.30 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 924.81 4.32 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 925.27 2.81 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 926.18 1.89 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 927.05 1.31 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2050 Fund
Class A 1,000.00 926.25 1.84 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 926.99 1.07 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 928.39 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 924.30 4.27 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 925.93 2.77 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 925.95 1.84 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 927.40 1.26 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 927.80 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 923.94 4.32 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 925.38 2.81 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 927.00 1.89 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 927.30 1.31 1,000.00 1,023.84 1.38 0.27

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime 2060 Fund
Class J $ 1,000.00 $ 926.02 $ 1.84 $ 1,000.00 $ 1,023.29 $ 1.94 0.38%
Institutional 1,000.00 927.94 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 923.88 4.32 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 924.90 2.81 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 926.52 1.89 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 927.30 1.31 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 927.89 0.19 1,000.00 1,025.00 0.20 0.04
R-1 1,000.00 924.19 4.37 1,000.00 1,020.67 4.58 0.90
R-3 1,000.00 925.60 2.86 1,000.00 1,022.23 3.01 0.59
R-4 1,000.00 926.52 1.94 1,000.00 1,023.19 2.04 0.40
R-5 1,000.00 926.69 1.36 1,000.00 1,023.79 1.43 0.28
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 936.32 1.17 1,000.00 1,024.00 1.22 0.24
Institutional 1,000.00 937.44 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 937.56 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2020 Fund
Class J 1,000.00 935.06 0.93 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 935.40 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 935.40 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 933.06 0.88 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 933.33 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 933.39 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 928.17 0.92 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 929.37 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 930.10 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 927.76 0.97 1,000.00 1,024.20 1.02 0.20
Institutional 1,000.00 928.90 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 929.00 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 928.20 1.07 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 929.37 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 929.47 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2045 Fund
Class J 1,000.00 928.31 1.17 1,000.00 1,024.00 1.22 0.24
Institutional 1,000.00 929.39 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 929.50 0.10 1,000.00 1,025.10 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2050 Fund
Class J $ 1,000.00 $ 928.47 $ 1.36 $ 1,000.00 $ 1,023.79 $ 1.43 0.28%
Institutional 1,000.00 930.15 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 929.49 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 928.17 1.46 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 929.26 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 930.06 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 928.13 1.46 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 929.49 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 929.01 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2065 Fund
Class J 1,000.00 928.46 1.46 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 929.32 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 930.08 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid Income Fund
Class J 1,000.00 936.82 1.22 1,000.00 1,023.95 1.28 0.25
Institutional 1,000.00 938.05 0.24 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 938.17 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 935.60 1.85 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 936.31 1.17 1,000.00 1,024.00 1.22 0.24
Institutional 1,000.00 937.61 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 933.39 4.34 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 934.37 2.83 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 936.31 1.90 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 936.71 1.32 1,000.00 1,023.84 1.38 0.27
Real Estate Securities Fund
Class A 1,000.00 819.72 5.60 1,000.00 1,019.06 6.21 1.22
Class C 1,000.00 816.44 9.25 1,000.00 1,015.02 10.26 2.02
Class J 1,000.00 820.36 5.00 1,000.00 1,019.71 5.55 1.09
Institutional 1,000.00 821.50 3.95 1,000.00 1,020.87 4.38 0.86
R-1 1,000.00 817.97 7.70 1,000.00 1,016.74 8.54 1.68
R-3 1,000.00 819.23 6.28 1,000.00 1,018.30 6.97 1.37
R-4 1,000.00 819.89 5.41 1,000.00 1,019.26 6.01 1.18
R-5 1,000.00 820.55 4.86 1,000.00 1,019.86 5.40 1.06
R-6 1,000.00 821.72 3.67 1,000.00 1,021.17 4.08 0.80
SAM Balanced Portfolio
Class A 1,000.00 926.02 2.96 1,000.00 1,022.13 3.11 0.61
Class C 1,000.00 922.08 6.73 1,000.00 1,018.20 7.07 1.39
Class J 1,000.00 926.92 2.23 1,000.00 1,022.89 2.35 0.46
Institutional 1,000.00 927.40 1.41 1,000.00 1,023.74 1.48 0.29
R-1 1,000.00 923.40 5.62 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 924.92 4.12 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 926.13 3.20 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 926.07 2.62 1,000.00 1,022.48 2.75 0.54

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
SAM Conservative Balanced Portfolio
Class A $ 1,000.00 $ 927.78 $ 3.01 $ 1,000.00 $ 1,022.08 $ 3.16 0.62%
Class C 1,000.00 924.47 6.74 1,000.00 1,018.20 7.07 1.39
Class J 1,000.00 928.30 2.24 1,000.00 1,022.89 2.35 0.46
Institutional 1,000.00 928.50 1.46 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 925.66 5.63 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 926.44 4.13 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 927.53 3.21 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 928.11 2.62 1,000.00 1,022.48 2.75 0.54
SAM Conservative Growth Portfolio
Class A 1,000.00 924.96 3.01 1,000.00 1,022.08 3.16 0.62
Class C 1,000.00 920.96 6.73 1,000.00 1,018.20 7.07 1.39
Class J 1,000.00 925.36 2.23 1,000.00 1,022.89 2.35 0.46
Institutional 1,000.00 926.16 1.46 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 921.96 5.62 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 923.53 4.12 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 924.31 3.20 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 924.99 2.62 1,000.00 1,022.48 2.75 0.54
SAM Flexible Income Portfolio
Class A 1,000.00 929.71 2.97 1,000.00 1,022.13 3.11 0.61
Class C 1,000.00 926.05 6.75 1,000.00 1,018.20 7.07 1.39
Class J 1,000.00 929.81 2.19 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 930.83 1.56 1,000.00 1,023.59 1.63 0.32
R-1 1,000.00 927.31 5.64 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 928.15 4.13 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 929.07 3.21 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 929.66 2.63 1,000.00 1,022.48 2.75 0.54
SAM Strategic Growth Portfolio
Class A 1,000.00 925.89 3.01 1,000.00 1,022.08 3.16 0.62
Class C 1,000.00 922.18 6.98 1,000.00 1,017.95 7.32 1.44
Class J 1,000.00 926.48 2.33 1,000.00 1,022.79 2.45 0.48
Institutional 1,000.00 927.15 1.46 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 923.08 5.62 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 924.19 4.12 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 925.26 3.20 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 926.14 2.62 1,000.00 1,022.48 2.75 0.54
Short-Term Income Fund
Class A 1,000.00 977.02 3.19 1,000.00 1,021.98 3.26 0.64
Class C 1,000.00 972.42 7.86 1,000.00 1,017.24 8.03 1.58
Class J 1,000.00 977.08 3.09 1,000.00 1,022.08 3.16 0.62
Institutional 1,000.00 978.01 2.14 1,000.00 1,023.04 2.19 0.43
R-1 1,000.00 973.90 6.32 1,000.00 1,018.80 6.46 1.27
R-3 1,000.00 975.44 4.78 1,000.00 1,020.37 4.89 0.96
R-4 1,000.00 976.35 3.84 1,000.00 1,021.32 3.92 0.77
R-5 1,000.00 976.95 3.24 1,000.00 1,021.93 3.31 0.65

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Beginning
Account Value
May 1, 2022
Ending Account
Value
October 31,
2022
Expenses Paid
During Period
May 1, 2022 to
October 31,
2022
(a)
Annualized
Expense
Ratio
SmallCap Fund
Class A $ 1,000.00 $ 1,001.74 $ 5.80 $ 1,000.00 $ 1,019.41 $ 5.85 1.15%
Class C 1,000.00 997.39 10.27 1,000.00 1,014.92 10.36 2.04
Class J 1,000.00 1,002.77 5.05 1,000.00 1,020.16 5.09 1.00
Institutional 1,000.00 1,003.56 4.29 1,000.00 1,020.92 4.33 0.85
R-1 1,000.00 999.05 8.16 1,000.00 1,017.04 8.24 1.62
R-3 1,000.00 1,001.32 6.61 1,000.00 1,018.60 6.67 1.31
R-4 1,000.00 1,002.07 5.65 1,000.00 1,019.56 5.70 1.12
R-5 1,000.00 1,002.81 5.05 1,000.00 1,020.16 5.09 1.00
R-6 1,000.00 1,003.55 3.79 1,000.00 1,021.42 3.82 0.75
SmallCap Growth Fund I
Class J 1,000.00 960.15 5.58 1,000.00 1,019.51 5.75 1.13
Institutional 1,000.00 960.18 4.55 1,000.00 1,020.57 4.69 0.92
R-1 1,000.00 956.67 8.48 1,000.00 1,016.53 8.74 1.72
R-3 1,000.00 957.64 6.96 1,000.00 1,018.10 7.17 1.41
R-4 1,000.00 959.33 6.03 1,000.00 1,019.06 6.21 1.22
R-5 1,000.00 959.86 5.43 1,000.00 1,019.66 5.60 1.10
R-6 1,000.00 960.98 4.15 1,000.00 1,020.97 4.28 0.84
SmallCap S&P 600 Index Fund
Class J 1,000.00 990.84 2.06 1,000.00 1,023.14 2.09 0.41
Institutional 1,000.00 991.85 1.05 1,000.00 1,024.15 1.07 0.21
R-1 1,000.00 987.91 5.21 1,000.00 1,019.96 5.30 1.04
R-3 1,000.00 989.17 3.66 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 990.39 2.71 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 990.81 2.11 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 992.22 0.80 1,000.00 1,024.40 0.82 0.16
SmallCap Value Fund II
Class J 1,000.00 1,002.64 6.56 1,000.00 1,018.65 6.61 1.30
Institutional 1,000.00 1,005.08 4.85 1,000.00 1,020.37 4.89 0.96
R-1 1,000.00 1,000.00 9.12 1,000.00 1,016.08 9.20 1.81
R-3 1,000.00 1,001.79 7.57 1,000.00 1,017.64 7.63 1.50
R-4 1,000.00 1,002.64 6.61 1,000.00 1,018.60 6.67 1.31
R-5 1,000.00 1,003.46 6.01 1,000.00 1,019.21 6.06 1.19
R-6 1,000.00 1,004.23 4.70 1,000.00 1,020.52 4.74 0.93
Tax-Exempt Bond Fund
Class A 1,000.00 938.73 3.86 1,000.00 1,021.22 4.02 0.79
Class C 1,000.00 934.95 7.90 1,000.00 1,017.04 8.24 1.62
Institutional 1,000.00 938.64 2.49 1,000.00 1,022.63 2.60 0.51
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 938.73 3.57 1,000.00 1,021.53 3.72 0.73
Class C 1,000.00 934.95 7.61 1,000.00 1,017.34 7.93 1.56
Institutional 1,000.00 938.64 2.20 1,000.00 1,022.94 2.29 0.45
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2022, July 2022, August 2022,
September 2022, October 2022 and November 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 65.69 0.00 34.31
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 81.07 18.93 0.00
July 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 66.32 0.00 33.68
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 87.40 12.60 0.00
August 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 65.87 0.00 34.13
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 64.49 0.00 35.51
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 91.58 0.00 8.42
September 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 56.03 0.00 43.97
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 56.66 0.00 43.34
High Yield Fund 0.00 0.00 100.00
October 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 11.84 0.00 88.16
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 53.37 0.00 46.63
High Yield Fund 0.00 0.00 100.00

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 41.86 0.00 58.14
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 88.60 0.00 11.40

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 131 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 131 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
131 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
131 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 131 None
Karen (“Karrie”) McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
131 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 131 SpartanNash
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 131 Helmerich & Payne; Formerly: Brown
Advisory; Denbury Resources Inc.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
131 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, PREI since 2004
President-PGAM, PREI since 2022
Chief Executive Officer, PREI (2005-2018)
Director, Spectrum Asset Management, Inc.
(“Spectrum”) since 2020
Chair, Spectrum (2017-2022)
131 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Senior Executive Director and Chief Operating
Officer, PREI since 2022
Chair and Executive Vice President, Principal
Shareholder Services, Inc. (“PSS’) (2019-2022)
Director, Spectrum since 2021
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD (2019-2022)
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses dated March 1, 2022 (and as supplemented) and the Statement of
Additional Information dated March 1, 2022 and restated November 18, 2022 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.principalam.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
Securities and Exchange Commission (“SEC”) website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC website at www.sec.gov. In addition, the first and third quarter portfolio holdings are available at www.PrincipalAM.com.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the SEC monthly on Form
N-MFP. Form N-MFP is available on the SEC website at www.sec.gov. In addition, the monthly portfolio holdings are available for
Government Money Market Fund and Money Market Fund at www.PrincipalAM.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds; and (2) an amended Management
Agreement between the PFI and Principal Global Investors, LLC (“PGI”) and an amended sub-advisory agreement between PGI and Origin Asset Management LLP related to the International Fund I.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2022 meeting, the Board performed its annual review and renewal process relating to the Management
Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the “Manager”) and PFI, on behalf of each of the sixty-three (63) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of AllianceBernstein L.P.;
Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management, Inc.; BlackRock International Limited; Brown
Advisory, LLC; Causeway Capital Management LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Hotchkis and
Wiley Capital Management, LLC; Insight North America LLC; Los Angeles Capital Management LLC; MetLife Investment
Management, LLC; Nuveen Asset Management, LLC; Origin Asset Management LLP; PineBridge Investments LLC; Polen
Capital Credit, LLC; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated;
Spectrum Asset Management, Inc.; T. Rowe Price Associates, Inc.; Vaughan Nelson Investment Management, LP; Victory
Capital Management Inc.; and Westwood Management Corp.; (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory
Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain
Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the
Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing sub-advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the

Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable
Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each
Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2022 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2022, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the Government Money Market Fund and the Money Market Fund, peer-group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”). For the Government Money Market Fund and
the Money Market Fund, comparative performance information was based upon data provided by IMoney Net.
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2022, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the
Board reviewed performance for a one-year period ended March 31, 2022, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2022, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the sub-advisors at the appropriate time, if necessary subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds, the Board received information comparing each Fund’s
(1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate
(after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for Money Market Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
For Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The
Board considered the impact of changes in sub-advisory fee rates put into effect since September 2021. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts . For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Boards’ review of certain other Funds.

With respect to the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for Institutional Class shares of each of the Principal LifeTime Funds was in the fourth quartile (each was at the 80th or 83rd percentile) in the Expense Group. In concluding that the Management Agreement for the Principal LifeTime Funds should be renewed, the Board considered all relevant factors, including each Fund’s actual non-management expenses, which the
Board concluded were reasonable, and the fees and expenses of the underlying Funds in which each Fund invests, which the
Board evaluated individually and concluded were reasonable. The Board also considered that the Manager had proposed certain reductions in the management fees and/or expense caps of certain underlying Funds held by the Principal LifeTime Funds, noting that such reductions would have the effect of reducing the amounts of acquired fund fees expenses borne by the Principal
LifeTime Funds. In considering the performance of each of the Principal LifeTime Funds, the Board noted that for each Fund other than the Principal LifeTime 2065 Fund the Fund's performance ranked in the third quartile or better of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2022. For the Principal LifeTime 2065
Fund, the Board noted that the Fund had not yet achieved five years of performance and that the Fund’s performance ranked in the first quartile of its Performance Universe for the three-year period ended March 31, 2022 (24th percentile). The Board also considered information provided by the Manager regarding the Manager’s process for selecting underlying Funds held by the
Principal LifeTime Funds.
With regard to Overseas Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (both were at the 78th percentile) in the Expense Group.
The Board accepted the Manager’s proposals to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and to reduce the amount of the Fund’s management fee waiver and considered the pro forma effect of these changes on the rankings of the Fund’s effective net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s effective net management fee rate would remain in the 78th percentile and the Fund’s total net expense ratio would move to the 56th percentile. Considering all relevant factors, including that the Fund’s performance was in the first quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2022 (19th and 22nd percentiles, respectively), the Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for Institutional Class, Class A and Class J shares of Global Emerging
Markets Fund to be effective from January 1, 2023 through February 29, 2024.
With regard to each of Real Estate Securities Fund and Equity Income Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of Short Term Income Fund, Core Plus Bond Fund, Diversified Income Fund, LargeCap S&P 500 Index
Fund, MidCap Growth Fund III, and Global Emerging Markets Fund the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at current asset levels (for PFI
LargeCap S&P 500 Index Fund) or all asset levels (for each of the other foregoing Funds) and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.

Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2021. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Origin Asset Management LLP, Post Advisory Group, LLC, Principal
Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2021. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager's returns on revenue from the reductions of certain
Funds' effective management fee rates described above and the reductions of certain Funds' effective sub-advisory fee rates described below. The Board concluded that, for each Fund, concluded that, for each Fund, the profitability to the Manager of the
Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable
Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Hybrid Funds and the Principal LifeTime do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for Government Money Market Fund, MidCap S&P 400 Index Fund,
and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate
(25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)
eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
With regard to each of Principal LifeTime 2010 Fund, the Board noted they had approved the reorganization of Principal
LifeTime 2010 Fund into Principal LifeTime Strategic Income Fund. The Board considered that the renewal of the Management
Agreement for the Principal LifeTime 2010 Fund would allow the Fund to operate until completion of its reorganization.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each SubAdvisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the
Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-
Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.
With regard to MidCap Growth Fund III, the Board accepted management’s proposal to amend the Fund’s Sub-Advisory
Agreements with each of Robert W. Baird & Co. Incorporated (“Baird”) and Eagle Asset Management, Inc. (“Eagle”) to amend each sub-advisory fee schedule. The Board noted that each amended sub-advisory fee schedule would reduce the effective sub-
advisory fee rate payable to each of Baird and Eagle at all asset levels, and the Board considered each amended sub-advisory fee schedule and the pro forma ranking of each reduced effective sub-advisory fee rate in concluding that each Sub-Advisory
Agreement, as amended, should be renewed for the Fund.
With regard to Overseas Fund, the Board accepted management’s proposal to amend the Sub-Advisory Agreement for the Fund with Barrow, Hanley, Mewhinney & Strauss, LLC to amend the sub-advisory fee schedule for the Fund to reduce the effective sub-advisory fee rate payable at all asset levels, and the Board considered the amended sub-advisory fee schedule and the pro forma ranking of the reduced effective sub-advisory fee rate in concluding that the Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-
advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-Advisor. The Board considered the profitability of the affiliated SubAdvisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each SubAdvisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory
Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each
Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of Amended Management Agreement and Sub-Advisory Agreement for International Fund I
On June 13, 2022, the Board met to consider for International Fund I (the “Fund”) the approval of an amended management agreement between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), to amend the management fee schedule for the Fund that would result in a reduction in the management fee rate at all asset levels; and (2) an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Origin Asset Management, LLP (the “Sub-
Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the sub-advisory fee rate payable at all asset levels. The Management Agreement and the Sub-Advisory Agreement are together referred to as the “Advisory
Agreements.”
The Board reviewed materials received from the Manager Advisor regarding the proposed changes in the management and sub-advisory fee schedules. The Board considered the Manager’s representations that the changes in the management and sub-
advisory fee schedules would not reduce the quality or quantity of the services the Advisor and the Sub-Advisor provide to the
Fund and that the obligations of the Advisor and the Sub-Advisor under the applicable Advisory Agreement would remain the same in all material respects. The Manager also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule. The Board further noted the Manager’s statement that the
Sub-Advisor advised that it does not have any advisory clients with a lower fee for the specific mandate that the Sub-Advisor manages for the Fund.
The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract evaluation process that concluded at the Board of Directors’ September 2021 meeting. They noted that during the annual contract evaluation process, they had considered the nature, quality and extent of the services provided by the Manager and the Sub-Advisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory
Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Advisory Agreements and, accordingly, recommended to the Board of Directors the approval of the amended Sub-
Advisory Agreement.

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2022 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2022 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2021:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2021:
DRD DRD
California Municipal Fund 0.00% Principal LifeTime 2040 Fund 18.19%
Core Fixed Income Fund 1.60 Principal LifeTime 2045 Fund 17.60
Core Plus Bond Fund 1.69 Principal LifeTime 2050 Fund 19.61
Diversified Income Fund 15.08 Principal LifeTime 2055 Fund 18.86
Diversified International Fund 0.00 Principal LifeTime 2060 Fund 19.33
Equity Income Fund 73.37 Principal LifeTime 2065 Fund 19.03
Finisterre Emerging Markets Total Return Bond
Fund 0.00 Principal LifeTime Hybrid 2015 Fund 12.77
Global Emerging Markets Fund 0.00 Principal LifeTime Hybrid 2020 Fund 14.19
Global Real Estate Securities Fund 0.95 Principal LifeTime Hybrid 2025 Fund 17.54
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2030 Fund 20.01
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2035 Fund 24.05
High Income Fund 0.00 Principal LifeTime Hybrid 2040 Fund 25.00
High Yield Fund 0.98 Principal LifeTime Hybrid 2045 Fund 29.23
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2050 Fund 30.45
International Fund I 0.00 Principal LifeTime Hybrid 2055 Fund 31.82
LargeCap Growth Fund I 41.38 Principal LifeTime Hybrid 2060 Fund 32.04
LargeCap S&P 500 Index Fund 76.68 Principal LifeTime Hybrid 2065 Fund 33.26
LargeCap Value Fund III 52.92 Principal LifeTime Hybrid Income Fund 11.78
MidCap Fund 100.00 Principal LifeTime Strategic Income Fund 8.00
MidCap Growth Fund 7.10 Real Estate Securities Fund 1.94
MidCap Growth Fund III 8.98 SAM Balanced Portfolio 33.59
MidCap S&P 400 Index Fund 44.13 SAM Conservative Balanced Portfolio 25.53
MidCap Value Fund I 36.48 SAM Conservative Growth Portfolio 43.55
Money Market Fund 0.00 SAM Flexible Income Portfolio 17.04
Overseas Fund 0.00 SAM Strategic Growth Portfolio 51.21
Principal Capital Appreciation Fund 44.82 Short-Term Income Fund 0.00
Principal LifeTime 2010 Fund 7.72 SmallCap Fund 34.69
Principal LifeTime 2015 Fund 9.56 SmallCap Growth Fund I 9.61
Principal LifeTime 2020 Fund 11.49 SmallCap S&P 600 Index Fund 40.72
Principal LifeTime 2025 Fund 13.00 SmallCap Value Fund II 13.63
Principal LifeTime 2030 Fund 15.82 Tax-Exempt Bond Fund 0.00
Principal LifeTime 2035 Fund 16.06
QDI QDI
California Municipal Fund 0.00% Principal LifeTime 2040 Fund 39.00%
Core Fixed Income Fund 1.60 Principal LifeTime 2045 Fund 37.38
Core Plus Bond Fund 3.33 Principal LifeTime 2050 Fund 41.32
Diversified Income Fund 26.66 Principal LifeTime 2055 Fund 39.87
Diversified International Fund 58.88 Principal LifeTime 2060 Fund 40.71
Equity Income Fund 89.48 Principal LifeTime 2065 Fund 40.74
Finisterre Emerging Markets Total Return Bond
Fund 1.01 Principal LifeTime Hybrid 2015 Fund 24.97
Global Emerging Markets Fund 90.35 Principal LifeTime Hybrid 2020 Fund 27.31
Global Real Estate Securities Fund 43.29 Principal LifeTime Hybrid 2025 Fund 33.29
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2030 Fund 37.31
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2035 Fund 44.83
High Income Fund 0.03 Principal LifeTime Hybrid 2040 Fund 46.74
High Yield Fund 1.70 Principal LifeTime Hybrid 2045 Fund 54.14
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2050 Fund 56.03
International Fund I 84.81 Principal LifeTime Hybrid 2055 Fund 58.49

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2022 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended
October 31, 2022 :
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2021:
QDI QDI
LargeCap Growth Fund I 44.08% Principal LifeTime Hybrid 2060 Fund 58.88%
LargeCap S&P 500 Index Fund 79.60 Principal LifeTime Hybrid 2065 Fund 61.85
LargeCap Value Fund III 56.92 Principal LifeTime Hybrid Income Fund 22.59
MidCap Fund 100.00 Principal LifeTime Strategic Income Fund 17.20
MidCap Growth Fund 7.43 Real Estate Securities Fund 7.79
MidCap Growth Fund III 9.42 SAM Balanced Portfolio 50.85
MidCap S&P 400 Index Fund 45.64 SAM Conservative Balanced Portfolio 40.85
MidCap Value Fund I 37.71 SAM Conservative Growth Portfolio 63.40
Money Market Fund 0.00 SAM Flexible Income Portfolio 28.40
Overseas Fund 29.81 SAM Strategic Growth Portfolio 78.01
Principal Capital Appreciation Fund 48.02 Short-Term Income Fund 0.00
Principal LifeTime 2010 Fund 16.81 SmallCap Fund 38.38
Principal LifeTime 2015 Fund 20.92 SmallCap Growth Fund I 10.06
Principal LifeTime 2020 Fund 24.96 SmallCap S&P 600 Index Fund 41.87
Principal LifeTime 2025 Fund 27.99 SmallCap Value Fund II 15.23
Principal LifeTime 2030 Fund 33.48 Tax-Exempt Bond Fund 0.00
Principal LifeTime 2035 Fund 34.29
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Diversified International Fund $ 0.0000 Principal LifeTime Hybrid 2020 Fund $ 0.0041
Finisterre Emerging Markets Total Return Bond
Fund 0.0002 Principal LifeTime Hybrid 2025 Fund 0.0045
Global Emerging Markets Fund 0.0692 Principal LifeTime Hybrid 2030 Fund 0.0055
International Fund I 0.0147 Principal LifeTime Hybrid 2035 Fund 0.0067
Overseas Fund 0.0054 Principal LifeTime Hybrid 2040 Fund 0.0075
Principal LifeTime 2010 Fund 0.0038 Principal LifeTime Hybrid 2045 Fund 0.0083
Principal LifeTime 2015 Fund 0.0033 Principal LifeTime Hybrid 2050 Fund 0.0083
Principal LifeTime 2020 Fund 0.0056 Principal LifeTime Hybrid 2055 Fund 0.0081
Principal LifeTime 2025 Fund 0.0050 Principal LifeTime Hybrid 2060 Fund 0.0073
Principal LifeTime 2030 Fund 0.0075 Principal LifeTime Hybrid 2065 Fund 0.0069
Principal LifeTime 2035 Fund 0.0068 Principal LifeTime Hybrid Income Fund 0.0025
Principal LifeTime 2040 Fund 0.0105 Principal LifeTime Strategic Income Fund 0.0035
Principal LifeTime 2045 Fund 0.0091 SAM Balanced Portfolio 0.0000
Principal LifeTime 2050 Fund 0.0119 SAM Conservative Balanced Portfolio 0.0000
Principal LifeTime 2055 Fund 0.0099 SAM Conservative Growth Portfolio 0.0000
Principal LifeTime 2060 Fund 0.0102 SAM Flexible Income Portfolio 0.0000
Principal LifeTime 2065 Fund 0.0072 SAM Strategic Growth Portfolio 0.0096
Principal LifeTime Hybrid 2015 Fund 0.0028
163 (j) Interest
Dividends
163 (j) Interest
Dividends
Core Fixed Income Fund 99.36% Principal LifeTime 2065 Fund 2.75%
Core Plus Bond Fund 71.21 Principal LifeTime Hybrid 2015 Fund 44.80
Diversified Income Fund 69.17 Principal LifeTime Hybrid 2020 Fund 37.83
Finisterre Emerging Markets Total Return Bond
Fund 100.00 Principal LifeTime Hybrid 2025 Fund 33.08
Government & High Quality Bond Fund 100.00 Principal LifeTime Hybrid 2030 Fund 26.20
High Income Fund 96.28 Principal LifeTime Hybrid 2035 Fund 20.11
High Yield Fund 96.73 Principal LifeTime Hybrid 2040 Fund 12.02
Inflation Protection Fund 79.48 Principal LifeTime Hybrid 2045 Fund 7.03
LargeCap S&P 500 Index Fund 0.02 Principal LifeTime Hybrid 2050 Fund 3.77
Principal LifeTime 2010 Fund 49.32 Principal LifeTime Hybrid 2055 Fund 3.16
Principal LifeTime 2015 Fund 48.96 Principal LifeTime Hybrid 2060 Fund 2.78
Principal LifeTime 2020 Fund 44.31 Principal LifeTime Hybrid 2065 Fund 2.57
Principal LifeTime 2025 Fund 34.64 Principal LifeTime Hybrid Income Fund 50.81

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2022 (unaudited)

Section 199A Dividends . Non-corporate shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as Section 199A dividends.  The
Section 199A percentage of ordinary dividends are as follows for the calendar year ended December 31, 2021:
The funds will notify shareholders in early 2023 of amounts paid to them by the funds, including QDI and Foreign Tax Credit, if any, during the calendar year 2022.
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/help/help-individuals/tax-center
Please consult your tax advisor if you have any questions.
163 (j) Interest
Dividends
163 (j) Interest
Dividends
Principal LifeTime 2030 Fund 27.44% Principal LifeTime Strategic Income Fund 55.20%
Principal LifeTime 2035 Fund 19.52 SAM Balanced Portfolio 22.45
Principal LifeTime 2040 Fund 14.67 SAM Conservative Balanced Portfolio 36.99
Principal LifeTime 2045 Fund 8.50 SAM Conservative Growth Portfolio 7.34
Principal LifeTime 2050 Fund 6.69 SAM Flexible Income Portfolio 42.29
Principal LifeTime 2055 Fund 4.35 Short-Term Income Fund 100.00
Principal LifeTime 2060 Fund 3.30 SmallCap S&P 600 Index Fund 0.01
199A 199A
Global Real Estate Securities Fund 33.13% Real Estate Securities Fund 70.06%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | FV942AR-01 | 12/2022 | 2519917

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2021 - $1,187,156
October 31, 2022 - $1,268,280

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

October 31, 2021 - $0
October 31, 2022 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2021 - $2,037,621
October 31, 2022 - $1,746,189

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2021 - $2,037,621
October 31, 2022 - $1,746,189

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/08/2022

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer

Date	12/08/2022